JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	84,333	2,330,122
Total Investment Companies (cost $1,988,081)		2,330,122
Total Investments 100.0% (cost $1,988,081)		2,330,122
Other Assets and Liabilities, Net (0.0)%		(740)
Total Net Assets 100.0%		2,329,382

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	229,724	3,627,338
Total Investment Companies (cost $3,100,907)		3,627,338
Total Investments 100.0% (cost $3,100,907)		3,627,338
Other Assets and Liabilities, Net (0.0)%		(1,181)
Total Net Assets 100.0%		3,626,157

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	18,331	208,061
Total Investment Companies (cost $187,190)		208,061
Total Investments 100.0% (cost $187,190)		208,061
Other Assets and Liabilities, Net (0.0)%		(80)
Total Net Assets 100.0%		207,981

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	40,433	498,943
Total Investment Companies (cost $483,560)		498,943
Total Investments 100.0% (cost $483,560)		498,943
Other Assets and Liabilities, Net (0.0)%		(168)
Total Net Assets 100.0%		498,775

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	19,631	837,468
Total Investment Companies (cost $618,752)		837,468
Total Investments 100.0% (cost $618,752)		837,468
Other Assets and Liabilities, Net (0.0)%		(243)
Total Net Assets 100.0%		837,225

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,949	913,849
Total Investment Companies (cost $663,710)		913,849
Total Investments 100.0% (cost $663,710)		913,849
Other Assets and Liabilities, Net (0.0)%		(282)
Total Net Assets 100.0%		913,567

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	27,572	3,432,423
Total Investment Companies (cost $2,398,239)		3,432,423
Total Investments 100.0% (cost $2,398,239)		3,432,423
Other Assets and Liabilities, Net (0.0)%		(1,032)
Total Net Assets 100.0%		3,431,391

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	153,974	9,070,618
Total Investment Companies (cost $7,319,334)		9,070,618
Total Investments 100.0% (cost $7,319,334)		9,070,618
Other Assets and Liabilities, Net (0.0)%		(3,304)
Total Net Assets 100.0%		9,067,314

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	80,543	1,881,489
Total Investment Companies (cost $1,585,613)		1,881,489
Total Investments 100.0% (cost $1,585,613)		1,881,489
Other Assets and Liabilities, Net (0.0)%		(708)
Total Net Assets 100.0%		1,880,781

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	52,720	1,678,613
Total Investment Companies (cost $1,215,253)		1,678,613
Total Investments 100.0% (cost $1,215,253)		1,678,613
Other Assets and Liabilities, Net (0.0)%		(699)
Total Net Assets 100.0%		1,677,914

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	12,051	551,824
Total Investment Companies (cost $456,366)		551,824
Total Investments 100.0% (cost $456,366)		551,824
Other Assets and Liabilities, Net (0.0)%		(176)
Total Net Assets 100.0%		551,648

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	26,020	634,378
Total Investment Companies (cost $564,049)		634,378
Total Investments 100.0% (cost $564,049)		634,378
Other Assets and Liabilities, Net (0.0)%		(199)
Total Net Assets 100.0%		634,179

(a)  Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	34,914	1,393,774
Total Investment Companies (cost $1,126,851)		1,393,774
Total Investments 100.0% (cost $1,126,851)		1,393,774
Other Assets and Liabilities, Net (0.0)%		(461)
Total Net Assets 100.0%		1,393,313

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	9,352	234,539
Total Investment Companies (cost $198,645)		234,539
Total Investments 100.0% (cost $198,645)		234,539
Other Assets and Liabilities, Net (0.0)%		(94)
Total Net Assets 100.0%		234,445

(a)  Investment in affiliate.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.8%
JNL Multi-Manager Mid Cap Fund - Class I (11.4%) (a)	10,832	192,262
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	865	44,220
JNL Multi-Manager Small Cap Value Fund - Class I (3.5%) (a)	3,066	53,530
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.8%) (a)	6,619	135,614
JNL/Morningstar Wide Moat Index Fund - Class I (12.9%) (a)	8,433	124,894
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,724	122,800
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	5,518	124,602
		797,922
International Equity 20.9%
JNL Multi-Manager International Small Cap Fund - Class I (24.1%) (a)	5,272	76,390
JNL/Causeway International Value Select Fund - Class I (8.5%) (a)	7,159	120,637
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	7,341	160,038
		357,065
Global Equity 14.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	7,117	94,016
JNL/JPMorgan Growth & Income Fund - Class I (4.5%) (a)	3,973	53,999
JNL/Loomis Sayles Global Growth Fund - Class I (11.1%) (a)	6,550	104,806
		252,821
Alternative 7.4%
JNL Multi-Manager Alternative Fund - Class I (1.9%) (a)	1,773	20,732
JNL/First State Global Infrastructure Fund - Class I (5.7%) (a)	3,595	58,303
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.7%) (a)	3,194	35,203
JNL/Westchester Capital Event Driven Fund - Class I (8.8%) (a)	905	11,099
		125,337
Emerging Markets Equity 7.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.6%) (a)	5,247	61,595
JNL/GQG Emerging Markets Equity Fund - Class I (6.6%) (a)	4,407	63,589
		125,184
	Shares	Value ($)
Domestic Fixed Income 2.8%
JNL/DoubleLine Total Return Fund - Class I (1.8%) (a)	4,214	48,297
Total Investment Companies (cost $1,260,801)		1,706,626
Total Investments 100.0% (cost $1,260,801)		1,706,626
Other Assets and Liabilities, Net (0.0)%		(377)
Total Net Assets 100.0%		1,706,249

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	6,050	88,997
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	10,409	119,287
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (0.8%) (a)	1,022	15,142
JNL/Lord Abbett Short Duration Income Fund - Class I (5.0%) (a)	3,250	34,097
JNL/PIMCO Income Fund - Class I (4.1%) (a)	5,962	66,300
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.4%) (a)	3,196	41,675
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,294	15,153
JNL/PPM America Total Return Fund - Class I (3.6%) (a)	5,161	70,085
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.2%) (a)	4,310	49,354
		500,090
Domestic Equity 8.0%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	753	13,373
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	111	5,671
JNL Multi-Manager Small Cap Value Fund - Class I (0.5%) (a)	435	7,602
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.7%) (a)	833	17,071
JNL/Morningstar Wide Moat Index Fund - Class I (1.8%) (a)	1,160	17,178
		60,895
Alternative 5.7%
JNL Multi-Manager Alternative Fund - Class I (2.8%) (a)	2,591	30,286
JNL/JPMorgan Hedged Equity Fund - Class I (2.5%) (a)	1,055	13,305
		43,591
Domestic Balanced 5.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.4%) (a)	1,794	38,082
Global Balanced 5.0%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	2,310	37,927
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.4%) (a)	2,536	30,283
International Equity 2.8%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	337	5,675
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	701	15,282
		20,957
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (1.6%) (a)	947	15,150
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.2%) (a)	787	11,348
Total Investment Companies (cost $702,464)		758,323
Total Investments 100.0% (cost $702,464)		758,323
Other Assets and Liabilities, Net (0.0)%		(174)
Total Net Assets 100.0%		758,149

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.0%
JNL Multi-Manager Mid Cap Fund - Class I (14.2%) (a)	13,517	239,923
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,227	62,752
JNL Multi-Manager Small Cap Value Fund - Class I (4.6%) (a)	4,041	70,558
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.1%) (a)	8,209	168,208
JNL/Morningstar Wide Moat Index Fund - Class I (17.1%) (a)	11,143	165,026
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,261	161,051
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	7,200	162,584
		1,030,102
International Equity 19.5%
JNL Multi-Manager International Small Cap Fund - Class I (32.8%) (a)	7,194	104,238
JNL/Causeway International Value Select Fund - Class I (12.3%) (a)	10,332	174,091
JNL/WCM Focused International Equity Fund - Class I (10.6%) (a)	10,365	225,951
		504,280
Domestic Fixed Income 13.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,419	50,298
JNL/DoubleLine Total Return Fund - Class I (5.0%) (a)	11,850	135,805
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.3%) (a)	1,737	25,740
JNL/Lord Abbett Short Duration Income Fund - Class I (3.3%) (a)	2,163	22,687
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	3,419	44,585
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.9%) (a)	5,343	61,177
		340,292
Global Equity 11.5%
JNL/Harris Oakmark Global Equity Fund - Class I (11.8%) (a)	7,615	100,599
JNL/JPMorgan Growth & Income Fund - Class I (5.7%) (a)	5,028	68,326
JNL/Loomis Sayles Global Growth Fund - Class I (13.4%) (a)	7,939	127,027
		295,952
Alternative 7.7%
JNL Multi-Manager Alternative Fund - Class I (4.5%) (a)	4,262	49,820
JNL/First State Global Infrastructure Fund - Class I (8.0%) (a)	5,068	82,208
JNL/Heitman U.S. Focused Real Estate Fund - Class I (17.9%) (a)	3,637	40,077
JNL/Westchester Capital Event Driven Fund - Class I (20.5%) (a)	2,095	25,698
		197,803
Emerging Markets Equity 6.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.8%) (a)	7,037	82,617
JNL/GQG Emerging Markets Equity Fund - Class I (9.5%) (a)	6,331	91,355
		173,972
Emerging Markets Fixed Income 1.4%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.0%) (a)	2,979	35,574
Total Investment Companies (cost $1,963,607)		2,577,975
Total Investments 100.0% (cost $1,963,607)		2,577,975
Other Assets and Liabilities, Net (0.0)%		(562)
Total Net Assets 100.0%		2,577,413

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 43.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.6%) (a)	12,212	179,646
JNL/DoubleLine Total Return Fund - Class I (11.2%) (a)	26,568	304,465
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (2.1%) (a)	2,797	41,448
JNL/Lord Abbett Short Duration Income Fund - Class I (9.8%) (a)	6,378	66,907
JNL/PIMCO Income Fund - Class I (9.8%) (a)	14,368	159,777
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	8,370	109,152
JNL/PIMCO Real Return Fund - Class I (3.2%) (a)	4,563	53,431
JNL/PPM America Total Return Fund - Class I (8.5%) (a)	12,195	165,612
JNL/T. Rowe Price U.S. High Yield Fund - Class I (19.1%) (a)	11,456	131,167
		1,211,605
Domestic Equity 18.2%
JNL Multi-Manager Mid Cap Fund - Class I (6.0%) (a)	5,698	101,139
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	785	40,119
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,950	51,511
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.0%) (a)	4,551	93,249
JNL/Morningstar Wide Moat Index Fund - Class I (15.1%) (a)	9,862	146,052
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	961	68,496
		500,566
Alternative 9.2%
JNL Multi-Manager Alternative Fund - Class I (10.1%) (a)	9,446	110,421
JNL/First State Global Infrastructure Fund - Class I (6.3%) (a)	3,953	64,113
JNL/Heitman U.S. Focused Real Estate Fund - Class I (16.0%) (a)	3,255	35,873
JNL/JPMorgan Hedged Equity Fund - Class I (8.1%) (a)	3,393	42,788
		253,195
International Equity 6.8%
JNL Multi-Manager International Small Cap Fund - Class I (8.9%) (a)	1,947	28,206
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	3,794	63,921
JNL/WCM Focused International Equity Fund - Class I (4.5%) (a)	4,377	95,424
		187,551
Domestic Balanced 6.2%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.8%) (a)	8,064	171,206
Global Equity 4.6%
JNL/Harris Oakmark Global Equity Fund - Class I (6.8%) (a)	4,352	57,489
JNL/Loomis Sayles Global Growth Fund - Class I (7.3%) (a)	4,332	69,311
		126,800
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (2.7%) (a)	6,790	111,490
Emerging Markets Equity 3.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.1%) (a)	4,551	53,428
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	3,215	46,394
		99,822

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.8%) (a)	7,976	95,235
Total Investment Companies (cost $2,330,631)		2,757,470
Total Investments 100.0% (cost $2,330,631)		2,757,470
Other Assets and Liabilities, Net (0.0)%		(663)
Total Net Assets 100.0%		2,756,807

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 28.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.8%) (a)	15,381	226,249
JNL/DoubleLine Total Return Fund - Class I (15.2%) (a)	36,043	413,053
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.0%) (a)	3,909	57,933
JNL/Lord Abbett Short Duration Income Fund - Class I (14.3%) (a)	9,298	97,530
JNL/PIMCO Income Fund - Class I (10.4%) (a)	15,282	169,936
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.2%) (a)	9,570	124,795
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	4,081	47,791
JNL/PPM America Total Return Fund - Class I (7.2%) (a)	10,320	140,150
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.9%) (a)	14,968	171,378
		1,448,815
Domestic Equity 26.1%
JNL Multi-Manager Mid Cap Fund - Class I (20.2%) (a)	19,186	340,554
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,836	93,851
JNL Multi-Manager Small Cap Value Fund - Class I (7.0%) (a)	6,085	106,248
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.8%) (a)	8,939	183,151
JNL/Morningstar Wide Moat Index Fund - Class I (22.6%) (a)	14,718	217,970
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,618	186,529
JNL/T. Rowe Price Value Fund - Class I (3.6%) (a)	8,247	186,213
		1,314,516
International Equity 13.8%
JNL Multi-Manager International Small Cap Fund - Class I (32.4%) (a)	7,091	102,752
JNL/Causeway International Value Select Fund - Class I (19.1%) (a)	16,039	270,260
JNL/WCM Focused International Equity Fund - Class I (15.2%) (a)	14,820	323,072
		696,084
Alternative 9.3%
JNL Multi-Manager Alternative Fund - Class I (13.6%) (a)	12,758	149,144
JNL/First State Global Infrastructure Fund - Class I (13.7%) (a)	8,662	140,494
JNL/Heitman U.S. Focused Real Estate Fund - Class I (29.5%) (a)	5,984	65,944
JNL/JPMorgan Hedged Equity Fund - Class I (14.8%) (a)	6,186	78,000
JNL/Westchester Capital Event Driven Fund - Class I (28.5%) (a)	2,912	35,733
		469,315
Domestic Balanced 5.7%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.9%) (a)	13,380	284,066
Global Equity 5.5%
JNL/Harris Oakmark Global Equity Fund - Class I (13.0%) (a)	8,363	110,481
	Shares	Value ($)
JNL/Loomis Sayles Global Growth Fund - Class I (17.3%) (a)	10,264	164,230
		274,711
Emerging Markets Equity 4.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.5%) (a)	9,599	112,689
JNL/GQG Emerging Markets Equity Fund - Class I (13.8%) (a)	9,194	132,665
		245,354
Global Balanced 4.0%
JNL/Blackrock Global Allocation Fund - Class I (4.9%) (a)	12,373	203,167
Emerging Markets Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.0%) (a)	8,174	97,603
Total Investment Companies (cost $4,023,310)		5,033,631
Total Investments 100.0% (cost $4,023,310)		5,033,631
Other Assets and Liabilities, Net (0.0)%		(1,142)
Total Net Assets 100.0%		5,032,489

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.4%
American Funds Insurance Series - Growth Fund - Class 1	4,240	527,814
American Funds Insurance Series - Growth-Income Fund - Class 1	10,057	592,462
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	9,512	516,148
		1,636,424
Global Equity 22.3%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,138	475,154
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	7,712	261,503
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,244	83,056
		819,713
Domestic Fixed Income 16.8%
American Funds American High-Income Trust - Class R-6	3,563	36,596
American Funds Mortgage Fund - Class R-6	10,668	108,174
American Funds Strategic Bond Fund - Class R-6	9,545	106,908
American Funds The Bond Fund of America - Class R-6	27,494	366,767
		618,445
Emerging Markets Equity 7.8%
American Funds New World Fund - Class R-6	3,242	287,273
International Equity 7.0%
American Funds Insurance Series - International Fund - Class 1	11,037	257,821
Emerging Markets Fixed Income 1.7%
American Funds Emerging Markets Bond Fund - Class R-6	6,486	61,615
Total Investment Companies (cost $2,927,121)		3,681,291
Total Investments 100.0% (cost $2,927,121)		3,681,291
Other Assets and Liabilities, Net (0.0)%		(354)
Total Net Assets 100.0%		3,680,937

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 34.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	20,175	318,565
American Funds Insurance Series - Growth Fund - Class 1	2,374	295,554

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
American Funds Insurance Series - Growth-Income Fund - Class 1	6,684	393,741
		1,007,860
Domestic Fixed Income 34.2%
American Funds American High-Income Trust - Class R-6	6,353	65,245
American Funds Inflation Linked Bond Fund - Class R-6	3,285	35,251
American Funds Mortgage Fund - Class R-6	13,224	134,088
American Funds Strategic Bond Fund - Class R-6	17,337	194,179
American Funds The Bond Fund of America - Class R-6	42,969	573,206
		1,001,969
Global Equity 17.4%
American Funds Insurance Series - Global Growth Fund - Class 1	6,262	267,113
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,736	160,588
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,195	82,097
		509,798
International Equity 5.9%
American Funds Insurance Series - International Fund - Class 1	7,371	172,179
Emerging Markets Equity 5.0%
American Funds New World Fund - Class R-6	1,637	145,080
Emerging Markets Fixed Income 3.1%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,440	89,683
Total Investment Companies (cost $2,454,986)		2,926,569
Total Investments 100.0% (cost $2,454,986)		2,926,569
Other Assets and Liabilities, Net 0.0%		427
Total Net Assets 100.0%		2,926,996

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.8%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	1,051	16,802
DFA U.S. Large Cap Value Portfolio - Institutional Class	469	20,125
DFA U.S. Large Company Portfolio - Institutional Class	2,161	64,362
DFA U.S. Small Cap Portfolio - Institutional Class	316	14,327
DFA U.S. Targeted Value Portfolio - Institutional Class	503	14,798
		130,414
Domestic Fixed Income 18.8%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	601	6,782
DFA Investment Grade Portfolio - Institutional Class	3,118	35,975
DFA Short-Term Extended Quality Portfolio - Institutional Class	872	9,578
		52,335
International Equity 16.8%
JNL/DFA International Core Equity Fund - Class I (a) (37.0%)	3,822	46,780
Emerging Markets Equity 12.6%
DFA Emerging Markets Portfolio - Institutional Class	639	21,830
DFA Emerging Markets Small Cap Portfolio - Institutional Class	533	13,218
		35,048
Alternative 5.0%
DFA International Real Estate Securities Portfolio - Institutional Class	1,341	6,220
	Shares	Value ($)
DFA Real Estate Securities Portfolio - Institutional Class	192	7,790
		14,010
Total Investment Companies (cost $226,294)		278,587
Total Investments 100.0% (cost $226,294)		278,587
Other Assets and Liabilities, Net (0.0)%		(80)
Total Net Assets 100.0%		278,507

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 37.6%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,575	17,782
DFA Investment Grade Portfolio - Institutional Class	4,406	50,839
DFA Short-Duration Real Return Portfolio - Institutional Class	280	2,855
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,449	15,905
		87,381
Domestic Equity 36.8%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	697	11,151
DFA U.S. Large Cap Value Portfolio - Institutional Class	299	12,836
DFA U.S. Large Company Portfolio - Institutional Class	1,399	41,645
DFA U.S. Small Cap Portfolio - Institutional Class	207	9,389
DFA U.S. Targeted Value Portfolio - Institutional Class	354	10,418
		85,439
International Equity 12.8%
JNL/DFA International Core Equity Fund - Class I (a) (23.6%)	2,436	29,812
Emerging Markets Equity 9.0%
DFA Emerging Markets Portfolio - Institutional Class	387	13,213
DFA Emerging Markets Small Cap Portfolio - Institutional Class	310	7,687
		20,900
Alternative 3.8%
DFA International Real Estate Securities Portfolio - Institutional Class	748	3,472
DFA Real Estate Securities Portfolio - Institutional Class	132	5,367
		8,839
Total Investment Companies (cost $198,727)		232,371
Total Investments 100.0% (cost $198,727)		232,371
Other Assets and Liabilities, Net (0.0)%		(69)
Total Net Assets 100.0%		232,302

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/Goldman Sachs Competitive Advantage Fund - Class I (58.2%) (a)	63,073	1,450,058
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I (31.4%) (a)	88,763	1,519,629
JNL/Goldman Sachs Intrinsic Value Fund - Class I (61.2%) (a)	88,031	1,520,288
JNL/Goldman Sachs Total Yield Fund - Class I (75.0%) (a)	94,310	1,517,448
Total Investment Companies (cost $4,745,710)		6,007,423
Total Investments 100.0% (cost $4,745,710)		6,007,423
Other Assets and Liabilities, Net (0.0)%		(865)
Total Net Assets 100.0%		6,006,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 64.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	4,461	79,191
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	490	25,069
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,949	51,481
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.1%) (a)	3,178	208,001
JNL/ClearBridge Large Cap Growth Fund - Class I (13.1%) (a)	9,841	185,402
JNL/Invesco Diversified Dividend Fund - Class I (14.9%) (a)	11,684	148,506
JNL/JPMorgan MidCap Growth Fund - Class I (1.6%) (a)	971	62,459
JNL/T. Rowe Price Established Growth Fund - Class I (2.8%) (a)	4,735	337,352
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.6%) (a)	521	39,101
JNL/T. Rowe Price Value Fund - Class I (7.3%) (a)	16,460	371,660
JNL/WMC Value Fund - Class I (10.0%) (a)	5,820	161,147
		1,669,369
International Equity 12.9%
JNL/Causeway International Value Select Fund - Class I (3.7%) (a)	3,063	51,606
JNL/Invesco International Growth Fund - Class I (4.2%) (a)	3,098	51,827
JNL/Lazard International Strategic Equity Fund - Class I (12.0%) (a)	3,132	52,653
JNL/WCM Focused International Equity Fund - Class I (8.4%) (a)	8,252	179,893
		335,979
Global Equity 8.9%
JNL/Invesco Global Growth Fund - Class I (6.8%) (a)	7,203	178,768
JNL/JPMorgan Growth & Income Fund - Class I (4.5%) (a)	3,942	53,575
		232,343
Emerging Markets Equity 5.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.4%) (a)	6,427	75,453
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	5,158	74,425
		149,878
Domestic Fixed Income 3.9%
JNL/DoubleLine Total Return Fund - Class I (0.9%) (a)	2,231	25,563
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,430	24,956
JNL/PPM America Total Return Fund - Class I (2.6%) (a)	3,805	51,673
		102,192
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.0%) (a)	6,594	77,085
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.4%) (a)	3,235	38,628
Total Investment Companies (cost $1,911,589)		2,605,474
Total Investments 100.0% (cost $1,911,589)		2,605,474
Other Assets and Liabilities, Net (0.0)%		(580)
Total Net Assets 100.0%		2,604,894

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,695	83,767
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	10,434	119,576
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.7%) (a)	2,782	35,893
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.4%) (a)	4,437	65,753
JNL/Lord Abbett Short Duration Income Fund - Class I (7.0%) (a)	4,542	47,645
JNL/PIMCO Income Fund - Class I (3.7%) (a)	5,385	59,882
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.6%) (a)	10,108	131,807
JNL/PIMCO Real Return Fund - Class I (2.9%) (a)	4,087	47,855
JNL/PPM America High Yield Bond Fund - Class I (2.3%) (a)	2,742	47,852
JNL/PPM America Total Return Fund - Class I (4.3%) (a)	6,172	83,815
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.6%) (a)	4,451	47,887
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.5%) (a)	2,094	23,978
		795,710
Domestic Equity 15.5%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	676	11,993
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	229	11,731
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.5%) (a)	368	24,066
JNL/ClearBridge Large Cap Growth Fund - Class I (0.9%) (a)	638	12,017
JNL/DFA U.S. Core Equity Fund - Class I (2.0%) (a)	1,386	29,985
JNL/Invesco Diversified Dividend Fund - Class I (2.4%) (a)	1,881	23,912
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	186	11,987
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	338	24,109
JNL/T. Rowe Price Value Fund - Class I (0.7%) (a)	1,593	35,962
		185,762
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.7%) (a)	4,995	59,645
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.8%) (a)	3,927	47,984
International Equity 4.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	705	11,883
JNL/Lazard International Strategic Equity Fund - Class I (2.7%) (a)	713	11,978
JNL/WCM Focused International Equity Fund - Class I (1.1%) (a)	1,102	24,031
		47,892
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.3%) (a)	3,066	35,840
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.5%) (a)	484	12,014
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	1,019	11,957
Total Investment Companies (cost $1,068,268)		1,196,804
Total Investments 100.0% (cost $1,068,268)		1,196,804
Other Assets and Liabilities, Net (0.0)%		(310)
Total Net Assets 100.0%		1,196,494

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.9%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	9,495	168,539
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,052	53,812
JNL Multi-Manager Small Cap Value Fund - Class I (7.3%) (a)	6,410	111,923
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.8%) (a)	5,234	342,564
JNL/ClearBridge Large Cap Growth Fund - Class I (26.6%) (a)	19,952	375,894
JNL/Invesco Diversified Dividend Fund - Class I (35.1%) (a)	27,570	350,414
JNL/JPMorgan MidCap Growth Fund - Class I (3.4%) (a)	2,062	132,622
JNL/T. Rowe Price Established Growth Fund - Class I (6.0%) (a)	10,364	738,330
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.1%) (a)	1,041	78,064
JNL/T. Rowe Price Value Fund - Class I (13.5%) (a)	30,663	692,382
JNL/WMC Value Fund - Class I (18.0%) (a)	10,527	291,490
		3,336,034
Domestic Fixed Income 13.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,676	112,916
JNL/DoubleLine Total Return Fund - Class I (4.2%) (a)	9,855	112,934
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.3%) (a)	4,383	56,536
JNL/PIMCO Income Fund - Class I (3.5%) (a)	5,105	56,763
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.6%) (a)	8,684	113,243
JNL/PIMCO Real Return Fund - Class I (3.4%) (a)	4,819	56,434
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	4,809	83,920
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	12,474	169,392
		762,138
International Equity 10.4%
JNL/Causeway International Value Select Fund - Class I (6.0%) (a)	4,989	84,070
JNL/Invesco International Growth Fund - Class I (9.3%) (a)	6,808	113,901
JNL/Lazard International Strategic Equity Fund - Class I (25.7%) (a)	6,726	113,068
JNL/WCM Focused International Equity Fund - Class I (13.2%) (a)	12,903	281,280
		592,319
Global Equity 8.0%
JNL/Invesco Global Growth Fund - Class I (12.8%) (a)	13,535	335,944
JNL/JPMorgan Growth & Income Fund - Class I (9.8%) (a)	8,554	116,242
		452,186
Emerging Markets Equity 4.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.9%) (a)	11,663	136,926
JNL/GQG Emerging Markets Equity Fund - Class I (11.2%) (a)	7,507	108,326
		245,252
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (15.3%) (a)	14,420	168,565
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.7%) (a)	9,421	112,490
Total Investment Companies (cost $4,276,827)		5,668,984
Total Investments 100.0% (cost $4,276,827)		5,668,984
Other Assets and Liabilities, Net (0.0)%		(1,244)
Total Net Assets 100.0%		5,667,740

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,660	112,686
JNL/DoubleLine Total Return Fund - Class I (5.7%) (a)	13,527	155,026
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.3%) (a)	4,370	56,369
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.0%) (a)	6,651	98,573
JNL/Lord Abbett Short Duration Income Fund - Class I (16.6%) (a)	10,761	112,883
JNL/PIMCO Income Fund - Class I (6.9%) (a)	10,161	112,987
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.1%) (a)	17,256	225,016
JNL/PIMCO Real Return Fund - Class I (5.1%) (a)	7,235	84,728
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	4,847	84,581
JNL/PPM America Total Return Fund - Class I (10.1%) (a)	14,538	197,422
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.1%) (a)	10,444	112,384
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.2%) (a)	3,714	42,529
		1,395,184
Domestic Equity 30.6%
JNL Multi-Manager Mid Cap Fund - Class I (3.4%) (a)	3,195	56,706
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	537	27,448
JNL Multi-Manager Small Cap Value Fund - Class I (1.8%) (a)	1,580	27,584
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.1%) (a)	869	56,894
JNL/ClearBridge Large Cap Growth Fund - Class I (5.1%) (a)	3,792	71,444
JNL/DFA U.S. Core Equity Fund - Class I (3.7%) (a)	2,625	56,779
JNL/Invesco Diversified Dividend Fund - Class I (10.0%) (a)	7,870	100,027
JNL/JPMorgan MidCap Growth Fund - Class I (1.4%) (a)	863	55,540
JNL/T. Rowe Price Established Growth Fund - Class I (1.6%) (a)	2,778	197,919
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	7,567	170,853
JNL/WMC Value Fund - Class I (2.7%) (a)	1,547	42,833
		864,027
International Equity 7.0%
JNL/Causeway International Value Select Fund - Class I (2.0%) (a)	1,638	27,594
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,694	28,337
JNL/Lazard International Strategic Equity Fund - Class I (12.8%) (a)	3,353	56,366
JNL/WCM Focused International Equity Fund - Class I (4.0%) (a)	3,871	84,391
		196,688
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.6%) (a)	9,360	111,754
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (7.6%) (a)	7,157	83,666
Emerging Markets Equity 2.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.3%) (a)	4,788	56,206
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,791	25,840
		82,046
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.9%) (a)	4,641	56,713

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.1%) (a)	1,141	28,321
Total Investment Companies (cost $2,403,544)		2,818,399
Total Investments 100.0% (cost $2,403,544)		2,818,399
Other Assets and Liabilities, Net (0.0)%		(673)
Total Net Assets 100.0%		2,817,726

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.3%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	9,505	168,722
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,065	54,457
JNL Multi-Manager Small Cap Value Fund - Class I (3.7%) (a)	3,270	57,088
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.4%) (a)	2,626	171,896
JNL/ClearBridge Large Cap Growth Fund - Class I (18.5%) (a)	13,877	261,443
JNL/Invesco Diversified Dividend Fund - Class I (23.4%) (a)	18,387	233,702
JNL/JPMorgan MidCap Growth Fund - Class I (2.9%) (a)	1,766	113,603
JNL/T. Rowe Price Established Growth Fund - Class I (5.4%) (a)	9,255	659,362
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	741	55,574
JNL/T. Rowe Price Value Fund - Class I (10.2%) (a)	23,110	521,819
JNL/WMC Value Fund - Class I (14.4%) (a)	8,412	232,918
		2,530,584
Domestic Fixed Income 31.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.1%) (a)	13,562	199,494
JNL/DoubleLine Total Return Fund - Class I (8.4%) (a)	19,905	228,106
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.7%) (a)	8,835	113,971
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.8%) (a)	7,696	114,059
JNL/Lord Abbett Short Duration Income Fund - Class I (8.4%) (a)	5,449	57,157
JNL/PIMCO Income Fund - Class I (8.8%) (a)	12,865	143,055
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.2%) (a)	17,438	227,391
JNL/PIMCO Real Return Fund - Class I (8.5%) (a)	12,236	143,283
JNL/PPM America High Yield Bond Fund - Class I (6.7%) (a)	8,054	140,544
JNL/PPM America Total Return Fund - Class I (14.6%) (a)	20,988	285,011
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.2%) (a)	10,628	114,362
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.3%) (a)	5,015	57,425
		1,823,858
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (4.0%) (a)	3,367	56,739
JNL/Invesco International Growth Fund - Class I (4.7%) (a)	3,440	57,554
JNL/Lazard International Strategic Equity Fund - Class I (26.0%) (a)	6,803	114,353
JNL/WCM Focused International Equity Fund - Class I (13.4%) (a)	13,053	284,566
		513,212
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (6.5%) (a)	6,838	169,726
JNL/JPMorgan Growth & Income Fund - Class I (7.3%) (a)	6,426	87,323
		257,049
	Shares	Value ($)
Emerging Markets Equity 3.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.0%) (a)	11,829	138,872
JNL/GQG Emerging Markets Equity Fund - Class I (8.5%) (a)	5,711	82,406
		221,278
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (15.5%) (a)	14,554	170,141
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (16.1%) (a)	11,886	141,918
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (7.0%) (a)	4,683	57,225
Total Investment Companies (cost $4,563,529)		5,715,265
Total Investments 100.0% (cost $4,563,529)		5,715,265
Other Assets and Liabilities, Net (0.0)%		(1,295)
Total Net Assets 100.0%		5,713,970

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.5%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (6.9%) (a)	9,192	271,909
JNL/Mellon S&P 500 Index Fund - Class I (2.3%) (a)	8,615	268,356
JNL/Mellon Small Cap Index Fund - Class I (8.2%) (a)	10,297	270,178
		810,443
International Equity 19.9%
JNL/Mellon International Index Fund - Class I (14.4%) (a)	17,036	262,359
Domestic Fixed Income 18.6%
JNL/Mellon Bond Index Fund - Class I (17.4%) (a)	18,807	244,303
Total Investment Companies (cost $1,052,539)		1,317,105
Total Investments 100.0% (cost $1,052,539)		1,317,105
Other Assets and Liabilities, Net (0.0)%		(200)
Total Net Assets 100.0%		1,316,905

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	1,101	13,162
Vanguard Long-Term Bond Index Fund - Institutional Class	898	13,249
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	583	16,857
Vanguard Short-Term Bond Index Fund - Institutional Class	2,218	23,882
Vanguard Total Bond Market Index Fund - Institutional Class	2,583	28,779
		95,929
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Institutional Class	2,798	95,736
Total Investment Companies (cost $193,920)		191,665
Total Investments 99.9% (cost $193,920)		191,665
Other Assets and Liabilities, Net 0.1%		261
Total Net Assets 100.0%		191,926

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	7,256	179,002
Vanguard Emerging Markets Stock Index Fund - Institutional Class	3,214	105,354
Vanguard European Stock Index Fund - Institutional Class	2,048	68,705
Vanguard FTSE All World ex-US Index Fund - Institutional Class	380	45,431
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	160	5,050
Vanguard Pacific Stock Index Fund - Institutional Class	3,284	50,636
Vanguard Total International Stock Index Fund - Institutional Class	375	50,470
Total Investment Companies (cost $437,661)		504,648
Total Investments 100.0% (cost $437,661)		504,648
Other Assets and Liabilities, Net (0.0)%		(174)
Total Net Assets 100.0%		504,474

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,485	196,323
Vanguard Large Cap Index Fund - Institutional Class	546	210,230
Vanguard Mid-Cap Index Fund - Institutional Class	499	30,216
Vanguard Small-Cap Index Fund - Institutional Class	889	91,096
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,574	296,622
Vanguard Value Index Fund - Institutional Class	3,203	164,099
Total Investment Companies (cost $747,756)		988,586
Total Investments 100.0% (cost $747,756)		988,586
Other Assets and Liabilities, Net (0.0)%		(291)
Total Net Assets 100.0%		988,295

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.8%
iShares Cohen & Steers REIT ETF (a)	125	7,195
iShares Core S&P 500 ETF	43	17,239
iShares Core S&P Mid-Cap ETF	93	24,215
iShares Edge MSCI USA Quality Factor ETF	167	20,368
iShares Morningstar Large-Cap Value ETF (a)	179	22,019
iShares S&P SmallCap 600 Index ETF (a)	82	8,862
iShares S&P Small-Cap 600 Value ETF (a)	154	15,452
iShares U.S. Consumer Services ETF (a)	135	10,102
iShares U.S. Industrials ETF (a)	101	10,670
iShares U.S. Technology ETF (a)	135	11,829
		147,951
Domestic Fixed Income 14.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	151	6,935
iShares Core Total U.S. Bond Market ETF	138	15,698
iShares Intermediate-Term Corp. ETF (a)	75	4,439
iShares Liquidity Income ETF	166	8,405
iShares MBS ETF (a)	97	10,524
		46,001
Global Equity 14.7%
iShares Exponential Technologies ETF (a)	316	18,711
iShares Global Healthcare ETF (a)	178	13,742
iShares Global Infrastructure ETF (a)	293	13,218
		45,671
International Equity 11.0%
iShares Edge MSCI Intl Quality Factor ETF (a)	724	26,371
iShares MSCI EAFE Small Cap Index ETF (a)	108	7,738
		34,109
Emerging Markets Equity 10.4%
iShares Core MSCI Emerging Markets ETF	500	32,201
	Shares	Value ($)
Emerging Markets Fixed Income 1.2%
iShares JPMorgan USD Emerging Markets Bond ETF	34	3,645
Total Investment Companies (cost $257,341)		309,578
SHORT TERM INVESTMENTS 19.3%
Securities Lending Collateral 19.3%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	59,724	59,724
Total Short Term Investments (cost $59,724)		59,724
Total Investments 119.3% (cost $317,065)		369,302
Other Assets and Liabilities, Net (19.3)%		(59,714)
Total Net Assets 100.0%		309,588

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	272	12,463
iShares 0-5 Year TIPS Bond ETF (a)	52	5,546
iShares Core Total U.S. Bond Market ETF	248	28,222
iShares Intermediate-Term Corp. ETF (a)	173	10,225
iShares Liquidity Income ETF	300	15,159
iShares MBS ETF (a)	200	21,695
		93,310
Domestic Equity 26.3%
iShares Cohen & Steers REIT ETF	25	1,438
iShares Core S&P 500 ETF	22	8,925
iShares Core S&P Mid-Cap ETF	30	7,743
iShares Edge MSCI USA Quality Factor ETF	61	7,417
iShares Morningstar Large-Cap Value ETF	43	5,289
iShares S&P SmallCap 600 Index ETF (a)	22	2,421
iShares S&P Small-Cap 600 Value ETF (a)	52	5,199
iShares U.S. Consumer Services ETF (a)	32	2,371
iShares U.S. Industrials ETF	33	3,445
iShares U.S. Technology ETF (a)	45	3,986
		48,234
Global Equity 7.8%
iShares Exponential Technologies ETF (a)	93	5,537
iShares Global Healthcare ETF (a)	65	5,010
iShares Global Infrastructure ETF	83	3,727
		14,274
International Equity 6.6%
iShares Edge MSCI Intl Quality Factor ETF	269	9,799
iShares MSCI EAFE Small Cap Index ETF (a)	32	2,275
		12,074
Emerging Markets Equity 5.0%
iShares Core MSCI Emerging Markets ETF	143	9,215
Emerging Markets Fixed Income 3.3%
iShares JPMorgan USD Emerging Markets Bond ETF	56	6,133
Total Investment Companies (cost $166,514)		183,240
SHORT TERM INVESTMENTS 10.4%
Securities Lending Collateral 9.9%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	18,162	18,162
Investment Companies 0.5%
JNL Government Money Market Fund, 0.00% (b) (c)	812	812
Total Short Term Investments (cost $18,974)		18,974
Total Investments 110.3% (cost $185,488)		202,214
Other Assets and Liabilities, Net (10.3)%		(18,881)
Total Net Assets 100.0%		183,333

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 36.1%
iShares Cohen & Steers REIT ETF (a)	90	5,190
iShares Core S&P 500 ETF	43	16,949
iShares Core S&P Mid-Cap ETF	74	19,206
iShares Edge MSCI USA Quality Factor ETF	155	18,850
iShares Morningstar Large-Cap Value ETF	124	15,252
iShares S&P SmallCap 600 Index ETF	64	6,977
iShares S&P Small-Cap 600 Value ETF (a)	125	12,611
iShares U.S. Consumer Services ETF (a)	94	7,015
iShares U.S. Industrials ETF	84	8,862
iShares U.S. Technology ETF (a)	109	9,597
		120,509
Domestic Fixed Income 33.1%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	327	14,993
iShares 0-5 Year TIPS Bond ETF (a)	47	4,989
iShares Core Total U.S. Bond Market ETF	298	33,948
iShares Intermediate-Term Corp. ETF (a)	203	12,033
iShares Liquidity Income ETF (a)	361	18,235
iShares MBS ETF (a)	241	26,098
		110,296
Global Equity 12.0%
iShares Exponential Technologies ETF (a)	297	17,587
iShares Global Healthcare ETF (a)	161	12,386
iShares Global Infrastructure ETF (a)	224	10,093
		40,066
International Equity 9.3%
iShares Edge MSCI Intl Quality Factor ETF (a)	692	25,214
iShares MSCI EAFE Small Cap Index ETF (a)	80	5,783
		30,997
Emerging Markets Equity 7.4%
iShares Core MSCI Emerging Markets ETF	381	24,538
Emerging Markets Fixed Income 1.9%
iShares JPMorgan USD Emerging Markets Bond ETF	58	6,308
Total Investment Companies (cost $283,283)		332,714
SHORT TERM INVESTMENTS 7.2%
Securities Lending Collateral 6.7%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	22,306	22,306
Investment Companies 0.5%
JNL Government Money Market Fund, 0.00% (b) (c)	1,557	1,557
Total Short Term Investments (cost $23,863)		23,863
Total Investments 107.0% (cost $307,146)		356,577
Other Assets and Liabilities, Net (7.0)%		(23,180)
Total Net Assets 100.0%		333,397

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 52.4%
Vanguard Dividend Appreciation ETF (a)	452	66,494
Vanguard Growth ETF (a)	252	64,850
Vanguard Mid-Cap ETF (a)	384	85,035
Vanguard REIT ETF	172	15,824
Vanguard Small-Cap ETF (a)	185	39,526
Vanguard Total Stock Market ETF (a)	489	101,039
		372,768
International Equity 18.9%
Vanguard FTSE Developed Markets ETF (a)	2,474	121,512
Vanguard Global ex-U.S. Real Estate ETF	231	12,890
		134,402
Domestic Fixed Income 14.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	186	17,261
Vanguard Mortgage-Backed Securities ETF (a)	710	37,894
	Shares	Value ($)
Vanguard Short-Term Corporate Bond ETF	176	14,475
Vanguard Total Bond Market ETF	387	32,800
		102,430
Emerging Markets Equity 12.5%
Vanguard MSCI Emerging Markets ETF (a)	1,707	88,836
Emerging Markets Fixed Income 1.6%
Vanguard Emerging Markets Government Bond ETF (a)	145	11,241
Total Investment Companies (cost $576,815)		709,677
SHORT TERM INVESTMENTS 15.9%
Securities Lending Collateral 15.7%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	111,899	111,899
Investment Companies 0.2%
JNL Government Money Market Fund, 0.00% (b) (c)	980	980
Total Short Term Investments (cost $112,879)		112,879
Total Investments 115.7% (cost $689,694)		822,556
Other Assets and Liabilities, Net (15.7)%		(111,409)
Total Net Assets 100.0%		711,147

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.4%
Vanguard Intermediate-Term Corporate Bond ETF	615	57,201
Vanguard Mortgage-Backed Securities ETF (a)	1,635	87,257
Vanguard Short-Term Corporate Bond ETF (a)	296	24,457
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	242	12,480
Vanguard Total Bond Market ETF	899	76,172
		257,567
Domestic Equity 29.4%
Vanguard Dividend Appreciation ETF (a)	204	30,042
Vanguard Growth ETF (a)	65	16,776
Vanguard Mid-Cap ETF	122	26,964
Vanguard REIT ETF (a)	63	5,759
Vanguard Small-Cap ETF	75	16,078
Vanguard Total Stock Market ETF	264	54,575
		150,194
International Equity 10.2%
Vanguard FTSE Developed Markets ETF (a)	991	48,643
Vanguard Global ex-U.S. Real Estate ETF	62	3,451
		52,094
Emerging Markets Equity 5.9%
Vanguard MSCI Emerging Markets ETF (a)	577	30,036
Emerging Markets Fixed Income 4.1%
Vanguard Emerging Markets Government Bond ETF (a)	271	21,008
Total Investment Companies (cost $461,762)		510,899
SHORT TERM INVESTMENTS 7.2%
Securities Lending Collateral 6.6%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	33,627	33,627
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (b) (c)	3,032	3,032
Total Short Term Investments (cost $36,659)		36,659
Total Investments 107.2% (cost $498,421)		547,558
Other Assets and Liabilities, Net (7.2)%		(36,666)
Total Net Assets 100.0%		510,892

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 41.0%
Vanguard Dividend Appreciation ETF (a)	402	59,163
Vanguard Growth ETF (a)	177	45,377
Vanguard Mid-Cap ETF (a)	261	57,749
Vanguard REIT ETF	139	12,799
Vanguard Small-Cap ETF (a)	103	22,076
Vanguard Total Stock Market ETF (a)	370	76,381
		273,545
Domestic Fixed Income 31.3%
Vanguard Intermediate-Term Corporate Bond ETF (a)	440	40,918
Vanguard Mortgage-Backed Securities ETF	1,347	71,900
Vanguard Short-Term Corporate Bond ETF (a)	264	21,736
Vanguard Short-Term Inflation-Protected Securities Index ETF	185	9,519
Vanguard Total Bond Market ETF	764	64,743
		208,816
International Equity 14.6%
Vanguard FTSE Developed Markets ETF (a)	1,803	88,565
Vanguard Global ex-U.S. Real Estate ETF (a)	153	8,534
		97,099
Emerging Markets Equity 9.5%
Vanguard MSCI Emerging Markets ETF (a)	1,223	63,659
Emerging Markets Fixed Income 3.5%
Vanguard Emerging Markets Government Bond ETF (a)	299	23,189
Total Investment Companies (cost $573,555)		666,308
SHORT TERM INVESTMENTS 11.1%
Securities Lending Collateral 10.8%
JNL Securities Lending Collateral Fund, 0.00% (b) (c)	72,294	72,294
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (b) (c)	1,613	1,613
Total Short Term Investments (cost $73,907)		73,907
Total Investments 111.0% (cost $647,462)		740,215
Other Assets and Liabilities, Net (11.0)%		(73,363)
Total Net Assets 100.0%		666,852

(a)  All or a portion of the security was on loan as of March 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Long Term Investments in Affiliates

A Fund’s investment in other funds advised by Jackson National Asset Management, LLC. is an investment in an affiliate.  Additionally, as defined by the Investment Company Act of 1940, as amended, an affiliate company is one in which a Fund owns 5% or more of the outstanding voting securities. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2021.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,110,437	140,009	12,614	—	2,031	90,259	2,330,122	100.0
	2,110,437	140,009	12,614	—	2,031	90,259	2,330,122	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,329,731	32,580	66,584	—	10,560	321,051	3,627,338	100.0
	3,329,731	32,580	66,584	—	10,560	321,051	3,627,338	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	186,390	14,781	1,481	1,141	247	8,124	208,061	100.0
	186,390	14,781	1,481	1,141	247	8,124	208,061	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	509,250	19,075	5,539	—	324	(24,167)	498,943	100.0
	509,250	19,075	5,539	—	324	(24,167)	498,943	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	767,646	60,924	18,098	—	6,544	20,452	837,468	100.0
	767,646	60,924	18,098	—	6,544	20,452	837,468	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	889,353	21,434	31,093	—	6,831	27,324	913,849	100.0
	889,353	21,434	31,093	—	6,831	27,324	913,849	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,128,689	236,247	41,815	—	18,295	91,007	3,432,423	100.0
	3,128,689	236,247	41,815	—	18,295	91,007	3,432,423	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,652,551	37,622	164,361	—	54,875	489,931	9,070,618	100.0
	8,652,551	37,622	164,361	—	54,875	489,931	9,070,618	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,952,751	3,429	53,226	—	7,895	(29,360)	1,881,489	100.0
	1,952,751	3,429	53,226	—	7,895	(29,360)	1,881,489	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,667,905	25,595	28,181	—	8,354	4,940	1,678,613	100.0
	1,667,905	25,595	28,181	—	8,354	4,940	1,678,613	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	479,238	80,764	12,890	42,394	3,520	1,192	551,824	100.0
	479,238	80,764	12,890	42,394	3,520	1,192	551,824	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	562,576	50,839	10,678	24,340	771	30,870	634,378	100.0
	562,576	50,839	10,678	24,340	771	30,870	634,378	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	1,297,709	289,045	61,670	103,621	19,860	(151,170)	1,393,774	100.0
	1,297,709	289,045	61,670	103,621	19,860	(151,170)	1,393,774	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	238,155	12,341	22,690	12,341	759	5,974	234,539	100.0
	238,155	12,341	22,690	12,341	759	5,974	234,539	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,410	163	1	—	—	160	20,732	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,133	210	3,379	—	315	1,316	61,595	3.6
JNL Multi-Manager International Small Cap Fund - Class I	75,771	55	2,964	—	897	2,631	76,390	4.5
JNL Multi-Manager Mid Cap Fund - Class I	182,069	15	5,027	—	1,641	13,564	192,262	11.3
JNL Multi-Manager Small Cap Growth Fund - Class I	46,268	252	3,886	—	2,079	(493)	44,220	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	49,921	—	3,779	—	119	7,269	53,530	3.1
JNL/Causeway International Value Select Fund - Class I	115,339	237	1,829	—	2	6,888	120,637	7.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	128,275	430	1,223	—	370	7,762	135,614	7.9
JNL/DoubleLine Total Return Fund - Class I	48,173	835	—	—	—	(711)	48,297	2.8
JNL/First State Global Infrastructure Fund - Class I	54,699	1,404	—	—	—	2,200	58,303	3.4
JNL/GQG Emerging Markets Equity Fund - Class I	64,719	491	1,459	—	524	(686)	63,589	3.7
JNL/Harris Oakmark Global Equity Fund - Class I	88,059	38	3,691	—	302	9,308	94,016	5.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	32,028	397	360	—	20	3,118	35,203	2.1
JNL/JPMorgan Growth & Income Fund - Class I	49,558	55	1,481	—	423	5,444	53,999	3.2
JNL/Loomis Sayles Global Growth Fund - Class I	103,494	434	1,876	—	719	2,035	104,806	6.1
JNL/Morningstar Wide Moat Index Fund - Class I	115,268	22	3,725	—	1,111	12,218	124,894	7.3
JNL/T. Rowe Price Established Growth Fund - Class I	120,743	1,803	—	—	—	254	122,800	7.2
JNL/T. Rowe Price Value Fund - Class I	115,796	—	4,937	—	1,045	12,698	124,602	7.3
JNL/WCM Focused International Equity Fund - Class I	161,141	1,098	2,595	—	1,006	(612)	160,038	9.4
JNL/Westchester Capital Event Driven Fund - Class I	12,430	2	1,804	—	351	120	11,099	0.7
	1,647,294	7,941	44,016	—	10,924	84,483	1,706,626	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	32,086	1,541	3,631	—	480	(190)	30,286	4.0
JNL Multi-Manager Mid Cap Fund - Class I	14,088	792	2,692	—	580	605	13,373	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	5,975	925	1,548	—	750	(431)	5,671	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	8,031	563	2,183	—	959	232	7,602	1.0
JNL/Blackrock Global Allocation Fund - Class I	40,176	2,123	5,202	—	561	269	37,927	5.0
JNL/Causeway International Value Select Fund - Class I	6,024	514	1,219	—	437	(81)	5,675	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	94,023	5,341	8,609	—	629	(2,387)	88,997	11.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,997	1,850	3,272	—	325	(617)	30,283	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,214	913	3,183	—	993	134	17,071	2.3
JNL/DoubleLine Total Return Fund - Class I	125,990	6,809	11,759	—	835	(2,588)	119,287	15.7
JNL/GQG Emerging Markets Equity Fund - Class I	12,100	1,453	2,311	—	791	(685)	11,348	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	13,970	595	1,871	—	271	340	13,305	1.8
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	31,986	1,983	18,027	—	(144)	(656)	15,142	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	16,055	1,415	2,843	—	990	(467)	15,150	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	34,422	260	—	—	(65)	34,097	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	18,113	1,011	3,982	—	1,100	936	17,178	2.3
JNL/PIMCO Income Fund - Class I	70,179	3,029	6,906	—	742	(744)	66,300	8.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	64,161	4,255	24,380	—	2,491	(4,852)	41,675	5.5
JNL/PIMCO Real Return Fund - Class I	16,026	852	1,537	—	259	(447)	15,153	2.0
JNL/PPM America Total Return Fund - Class I	74,144	4,562	6,494	—	929	(3,056)	70,085	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,324	2,032	5,859	—	1,041	544	38,082	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	52,097	2,432	5,565	—	590	(200)	49,354	6.5
JNL/WCM Focused International Equity Fund - Class I	16,054	1,624	2,562	—	820	(654)	15,282	2.0
	801,813	81,036	125,895	—	16,429	(15,060)	758,323	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,297	141	—	—	—	382	49,820	1.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	85,198	51	4,836	—	448	1,756	82,617	3.2
JNL Multi-Manager International Small Cap Fund - Class I	104,143	—	4,760	—	1,450	3,405	104,238	4.0
JNL Multi-Manager Mid Cap Fund - Class I	230,224	—	9,440	—	3,084	16,055	239,923	9.3
JNL Multi-Manager Small Cap Growth Fund - Class I	66,030	20	5,512	—	2,927	(713)	62,752	2.4
JNL Multi-Manager Small Cap Value Fund - Class I	61,141	182	53	—	10	9,278	70,558	2.7
JNL/Causeway International Value Select Fund - Class I	166,831	121	2,830	—	23	9,946	174,091	6.8
JNL/DoubleLine Core Fixed Income Fund - Class I	51,619	91	422	—	37	(1,027)	50,298	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	35,690	241	—	—	—	(357)	35,574	1.4
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	160,334	32	2,289	—	700	9,431	168,208	6.5
JNL/DoubleLine Total Return Fund - Class I	140,216	66	2,457	—	166	(2,186)	135,805	5.3
JNL/First State Global Infrastructure Fund - Class I	78,844	277	—	—	—	3,087	82,208	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	93,051	235	1,658	—	589	(862)	91,355	3.5
JNL/Harris Oakmark Global Equity Fund - Class I	95,553	—	5,341	—	431	9,956	100,599	3.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	37,182	10	697	—	39	3,543	40,077	1.6
JNL/JPMorgan Growth & Income Fund - Class I	63,725	—	2,907	—	838	6,670	68,326	2.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	32,640	20	5,977	—	(50)	(893)	25,740	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	123,977	70	289	—	115	3,154	127,027	4.9
JNL/Lord Abbett Short Duration Income Fund - Class I	—	22,729	—	—	—	(42)	22,687	0.9
JNL/Morningstar Wide Moat Index Fund - Class I	153,069	—	5,780	—	1,771	15,966	165,026	6.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,893	89	16,972	—	2,076	(4,501)	44,585	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	160,416	323	—	—	—	312	161,051	6.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	60,596	162	8	—	1	426	61,177	2.4
JNL/T. Rowe Price Value Fund - Class I	152,967	—	8,492	—	1,828	16,281	162,584	6.3
JNL/WCM Focused International Equity Fund - Class I	229,154	461	4,221	—	1,632	(1,075)	225,951	8.8
JNL/Westchester Capital Event Driven Fund - Class I	24,993	4	300	—	66	935	25,698	1.0
	2,520,783	25,325	85,241	—	18,181	98,927	2,577,975	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	110,043	44	523	—	75	782	110,421	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,443	82	404	—	52	1,255	53,428	1.9
JNL Multi-Manager International Small Cap Fund - Class I	29,012	—	2,153	—	657	690	28,206	1.0
JNL Multi-Manager Mid Cap Fund - Class I	99,527	—	6,557	—	2,119	6,050	101,139	3.7
JNL Multi-Manager Small Cap Growth Fund - Class I	42,272	6	3,614	—	1,591	(136)	40,119	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	48,483	1	4,162	—	386	6,803	51,511	1.9
JNL/Blackrock Global Allocation Fund - Class I	111,933	—	2,520	—	242	1,835	111,490	4.0
JNL/Causeway International Value Select Fund - Class I	62,250	26	2,062	—	8	3,699	63,921	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	185,749	345	2,880	—	227	(3,795)	179,646	6.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,029	218	54	—	4	(962)	95,235	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,607	28	2,029	—	611	5,032	93,249	3.4
JNL/DoubleLine Total Return Fund - Class I	311,292	364	2,666	—	178	(4,703)	304,465	11.0
JNL/First State Global Infrastructure Fund - Class I	61,955	94	358	—	51	2,371	64,113	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	49,104	33	2,708	—	935	(970)	46,394	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	53,873	22	2,311	—	212	5,693	57,489	2.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	33,041	116	476	—	39	3,153	35,873	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	42,517	—	1,587	—	266	1,592	42,788	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	64,737	19	21,567	—	(183)	(1,558)	41,448	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	69,721	4	2,283	—	878	991	69,311	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	—	67,033	—	—	—	(126)	66,907	2.4
JNL/Morningstar Wide Moat Index Fund - Class I	135,699	54	5,391	—	1,630	14,060	146,052	5.3
JNL/PIMCO Income Fund - Class I	163,387	339	3,820	—	403	(532)	159,777	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	151,266	463	36,760	—	2,889	(8,706)	109,152	4.0
JNL/PIMCO Real Return Fund - Class I	53,850	265	—	—	—	(684)	53,431	1.9
JNL/PPM America Total Return Fund - Class I	174,383	935	4,632	—	634	(5,708)	165,612	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	167,367	6	2,923	—	821	5,935	171,206	6.2
JNL/T. Rowe Price Established Growth Fund - Class I	69,767	13	1,472	—	515	(327)	68,496	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	130,218	202	167	—	9	905	131,167	4.8
JNL/WCM Focused International Equity Fund - Class I	99,303	69	4,273	—	1,657	(1,332)	95,424	3.5
	2,758,828	70,781	120,352	—	16,906	31,307	2,757,470	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	147,957	54	14	—	2	1,145	149,144	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,523	—	8,964	—	837	2,293	112,689	2.2
JNL Multi-Manager International Small Cap Fund - Class I	105,647	—	7,793	—	2,224	2,674	102,752	2.0
JNL Multi-Manager Mid Cap Fund - Class I	335,031	—	22,021	—	7,147	20,397	340,554	6.8
JNL Multi-Manager Small Cap Growth Fund - Class I	91,879	28	843	—	470	2,317	93,851	1.9
JNL Multi-Manager Small Cap Value Fund - Class I	92,126	143	—	—	—	13,979	106,248	2.1
JNL/Blackrock Global Allocation Fund - Class I	202,821	—	3,413	—	321	3,438	203,167	4.0
JNL/Causeway International Value Select Fund - Class I	262,943	21	8,407	—	77	15,626	270,260	5.4
JNL/DoubleLine Core Fixed Income Fund - Class I	232,739	91	2,122	—	185	(4,644)	226,249	4.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	98,509	75	—	—	—	(981)	97,603	1.9
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,923	—	7,947	—	2,334	8,841	183,151	3.6
JNL/DoubleLine Total Return Fund - Class I	420,304	153	1,272	—	83	(6,215)	413,053	8.2
JNL/First State Global Infrastructure Fund - Class I	135,624	43	472	—	63	5,236	140,494	2.8
JNL/GQG Emerging Markets Equity Fund - Class I	138,551	52	5,728	—	2,011	(2,221)	132,665	2.6
JNL/Harris Oakmark Global Equity Fund - Class I	108,203	—	9,342	—	700	10,920	110,481	2.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	63,061	—	3,123	—	216	5,790	65,944	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	79,160	—	4,572	—	766	2,646	78,000	1.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	117,084	17	56,235	—	(496)	(2,437)	57,933	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	163,748	—	3,892	—	1,501	2,873	164,230	3.3
JNL/Lord Abbett Short Duration Income Fund - Class I	—	97,716	—	—	—	(186)	97,530	1.9
JNL/Morningstar Wide Moat Index Fund - Class I	206,708	—	12,444	—	3,733	19,973	217,970	4.3
JNL/PIMCO Income Fund - Class I	170,469	57	439	—	46	(197)	169,936	3.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	175,069	80	43,653	—	5,035	(11,736)	124,795	2.5
JNL/PIMCO Real Return Fund - Class I	48,342	61	—	—	—	(612)	47,791	1.0
JNL/PPM America Total Return Fund - Class I	144,141	235	—	—	—	(4,226)	140,150	2.8
JNL/T. Rowe Price Capital Appreciation Fund - Class I	276,538	23	3,711	—	1,265	9,951	284,066	5.6
JNL/T. Rowe Price Established Growth Fund - Class I	188,163	24	2,106	—	895	(447)	186,529	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	170,040	142	—	—	—	1,196	171,378	3.4
JNL/T. Rowe Price Value Fund - Class I	179,628	—	14,429	—	3,051	17,963	186,213	3.7
JNL/WCM Focused International Equity Fund - Class I	334,182	118	12,226	—	4,728	(3,730)	323,072	6.4
JNL/Westchester Capital Event Driven Fund - Class I	37,354	—	3,096	—	434	1,041	35,733	0.7
	5,024,467	99,133	238,264	—	37,628	110,667	5,033,631	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - Global Growth Fund - Class 1	456,906	3,989	2,539	—	983	15,815	475,154	12.9
American Funds Insurance Series - International Growth and Income Fund - Class 1	81,977	274	1,604	—	154	2,255	83,056	2.3
	538,883	4,263	4,143	—	1,137	18,070	558,210	15.2
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	92,165	3,532	—	1,100	—	(6,014)	89,683	3.1
American Funds Insurance Series - International Growth and Income Fund - Class 1	80,446	—	716	—	102	2,265	82,097	2.8
	172,611	3,532	716	1,100	102	(3,749)	171,780	5.9
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	44,380	135	335	—	52	2,548	46,780	16.8
	44,380	135	335	—	52	2,548	46,780	16.8
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	28,521	5	387	—	66	1,607	29,812	12.8
	28,521	5	387	—	66	1,607	29,812	12.8
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Competitive Advantage Fund - Class I	1,344,287	1,110	—	—	—	104,661	1,450,058	24.1
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	1,386,146	—	55,296	—	2,710	186,069	1,519,629	25.3
JNL/Goldman Sachs Intrinsic Value Fund - Class I	1,388,767	—	131,974	—	18,820	244,675	1,520,288	25.3
JNL/Goldman Sachs Total Yield Fund - Class I	1,394,086	—	113,461	—	12,122	224,701	1,517,448	25.3
	5,513,286	1,110	300,731	—	33,652	760,106	6,007,423	100.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	74,412	2,152	37	—	5	553	77,085	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,214	128	5,978	—	557	1,532	75,453	2.9
JNL Multi-Manager Mid Cap Fund - Class I	25,833	52,053	1,098	—	352	2,051	79,191	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	26,517	8	2,355	—	1,253	(354)	25,069	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	26,647	24,017	2,403	—	274	2,946	51,481	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,800	6,585	618	—	299	(65)	208,001	8.0
JNL/Causeway International Value Select Fund - Class I	53,743	4	5,288	—	(10)	3,157	51,606	2.0
JNL/ClearBridge Large Cap Growth Fund - Class I	187,512	574	3,262	—	1,521	(943)	185,402	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,765	14,195	37	—	3	(298)	38,628	1.5
JNL/DoubleLine Total Return Fund - Class I	23,594	2,334	6	—	—	(359)	25,563	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	51,188	26,357	2,200	—	770	(1,690)	74,425	2.8
JNL/Invesco Diversified Dividend Fund - Class I	179,274	73	45,572	—	8,996	5,735	148,506	5.7
JNL/Invesco Global Growth Fund - Class I	182,541	452	5,883	—	1,816	(158)	178,768	6.9
JNL/Invesco International Growth Fund - Class I	51,793	23	1,676	—	229	1,458	51,827	2.0
JNL/JPMorgan Growth & Income Fund - Class I	51,802	—	4,250	—	1,216	4,807	53,575	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	49,342	12,782	—	—	—	335	62,459	2.4
JNL/Lazard International Strategic Equity Fund - Class I	52,386	—	1,474	—	247	1,494	52,653	2.0
JNL/PIMCO Income Fund - Class I	24,562	131	24,759	—	2,072	(2,006)	—	—
JNL/PPM America High Yield Bond Fund - Class I	49,954	144	25,718	—	2,674	(2,098)	24,956	0.9
JNL/PPM America Total Return Fund - Class I	48,496	4,667	46	—	6	(1,450)	51,673	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	367,867	73	31,892	—	13,194	(11,890)	337,352	12.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	37,812	4,000	3,613	—	1,330	(428)	39,101	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	362,655	—	33,430	—	7,221	35,214	371,660	14.3
JNL/WCM Focused International Equity Fund - Class I	181,161	4,037	5,796	—	2,241	(1,750)	179,893	6.9
JNL/WMC Value Fund - Class I	154,472	—	9,843	—	1,154	15,364	161,147	6.2
	2,569,342	154,789	217,234	—	47,420	51,157	2,605,474	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,953	157	1,569	—	224	75	35,840	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	—	12,229	2	—	—	(270)	11,957	1.0
JNL Multi-Manager Mid Cap Fund - Class I	12,393	187	1,609	—	532	490	11,993	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,347	584	1,676	—	902	(426)	11,731	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	24,747	654	1,413	—	378	(300)	24,066	2.0
JNL/Causeway International Value Select Fund - Class I	—	12,308	266	—	3	(162)	11,883	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	12,345	294	672	—	318	(268)	12,017	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,774	6,060	3,115	—	1,129	1,137	29,985	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	85,904	503	979	—	63	(1,724)	83,767	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	49,163	11,921	916	—	70	(593)	59,645	5.0
JNL/DoubleLine Total Return Fund - Class I	133,738	1,735	13,994	—	854	(2,757)	119,576	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,774	450	217	—	19	(1,133)	35,893	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,316	524	24,314	—	(6,715)	6,189	—	—
JNL/Invesco Diversified Dividend Fund - Class I	24,757	253	3,180	—	558	1,524	23,912	2.0
JNL/Invesco Global Growth Fund - Class I	12,418	229	770	—	200	(63)	12,014	1.0
JNL/Invesco International Growth Fund - Class I	12,440	88	13,064	—	2,471	(1,935)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	12,323	612	1,193	—	622	(377)	11,987	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	72,792	1,624	6,380	—	501	(2,784)	65,753	5.5
JNL/Lazard International Strategic Equity Fund - Class I	12,412	254	1,109	—	169	252	11,978	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	48,731	723	1,903	—	89	5	47,645	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	49,198	85	1,417	—	122	(4)	47,984	4.0
JNL/PIMCO Income Fund - Class I	61,532	32	1,630	—	161	(213)	59,882	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	135,339	3,144	855	—	57	(5,878)	131,807	11.0
JNL/PIMCO Real Return Fund - Class I	36,882	12,589	1,109	—	166	(673)	47,855	4.0
JNL/PPM America High Yield Bond Fund - Class I	49,236	355	2,392	—	250	403	47,852	4.0
JNL/PPM America Total Return Fund - Class I	86,000	852	504	—	68	(2,601)	83,815	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	24,707	1,466	2,163	—	903	(804)	24,109	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	48,707	500	1,411	—	113	(22)	47,887	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	24,595	93	883	—	52	121	23,978	2.0
JNL/T. Rowe Price Value Fund - Class I	37,256	499	6,092	—	1,714	2,585	35,962	3.0
JNL/WCM Focused International Equity Fund - Class I	24,814	765	1,668	—	651	(531)	24,031	2.0
	1,227,593	71,769	98,465	—	6,644	(10,737)	1,196,804	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	166,534	1,308	559	—	77	1,205	168,565	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,452	25,013	9,104	—	845	1,720	136,926	2.4
JNL Multi-Manager Mid Cap Fund - Class I	57,864	108,644	3,138	—	1,001	4,168	168,539	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	59,256	1	7,587	—	4,041	(1,899)	53,812	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	59,791	51,660	6,762	—	812	6,422	111,923	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	393,114	48	51,420	—	24,097	(23,275)	342,564	6.0
JNL/Causeway International Value Select Fund - Class I	60,376	25,000	4,440	—	(91)	3,225	84,070	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	390,130	70	15,471	—	7,215	(6,050)	375,894	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	161,893	78	46,143	—	1,159	(4,071)	112,916	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	55,375	58,014	154	—	11	(756)	112,490	2.0
JNL/DoubleLine Total Return Fund - Class I	106,835	7,858	156	—	9	(1,612)	112,934	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	107,800	63	48,383	—	1,750	(4,694)	56,536	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	113,890	28	5,447	—	1,899	(2,044)	108,326	1.9
JNL/Invesco Diversified Dividend Fund - Class I	399,371	—	81,981	—	16,045	16,979	350,414	6.2
JNL/Invesco Global Growth Fund - Class I	348,776	12	16,086	—	4,951	(1,709)	335,944	5.9
JNL/Invesco International Growth Fund - Class I	115,486	—	5,344	—	737	3,022	113,901	2.0
JNL/JPMorgan Growth & Income Fund - Class I	114,981	—	12,021	—	3,450	9,832	116,242	2.1
JNL/JPMorgan MidCap Growth Fund - Class I	106,914	24,680	—	—	—	1,028	132,622	2.3
JNL/Lazard International Strategic Equity Fund - Class I	117,259	2	8,057	—	1,402	2,462	113,068	2.0
JNL/PIMCO Income Fund - Class I	109,812	18	53,158	—	5,544	(5,453)	56,763	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,030	9,068	165	—	10	(4,700)	113,243	2.0
JNL/PIMCO Real Return Fund - Class I	—	56,703	76	—	—	(193)	56,434	1.0
JNL/PPM America High Yield Bond Fund - Class I	111,573	—	29,037	—	3,017	(1,633)	83,920	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	162,273	12,097	179	—	23	(4,822)	169,392	3.0
JNL/T. Rowe Price Established Growth Fund - Class I	761,656	24	25,397	—	10,558	(8,511)	738,330	13.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	79,841	9,984	13,682	—	5,086	(3,165)	78,064	1.4
JNL/T. Rowe Price Value Fund - Class I	692,327	—	80,508	—	17,543	63,020	692,382	12.2
JNL/WCM Focused International Equity Fund - Class I	288,880	2,563	11,004	—	4,244	(3,403)	281,280	5.0
JNL/WMC Value Fund - Class I	315,734	—	57,228	—	7,259	25,725	291,490	5.1
	5,685,223	392,936	592,687	—	122,694	60,818	5,668,984	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	86,501	—	3,527	—	501	191	83,666	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	59,990	—	5,370	—	483	1,103	56,206	2.0
JNL Multi-Manager Mid Cap Fund - Class I	29,502	27,000	2,281	—	737	1,748	56,706	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	29,848	—	3,449	—	1,831	(782)	27,448	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	—	28,400	42	—	—	(774)	27,584	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	86,986	—	30,393	—	12,705	(12,404)	56,894	2.0
JNL/Causeway International Value Select Fund - Class I	—	28,000	31	—	1	(376)	27,594	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	86,561	21	15,353	—	7,171	(6,956)	71,444	2.5
JNL/DFA U.S. Core Equity Fund - Class I	29,474	27,268	2,629	—	937	1,729	56,779	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	141,447	248	26,395	—	1,624	(4,238)	112,686	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	86,383	27,013	698	—	53	(997)	111,754	4.0
JNL/DoubleLine Total Return Fund - Class I	196,035	450	38,787	—	2,355	(5,027)	155,026	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,882	2,381	196	—	11	(1,709)	56,369	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	27,439	138	26,989	—	(6,667)	6,079	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	26,700	—	—	—	(860)	25,840	0.9
JNL/Invesco Diversified Dividend Fund - Class I	116,708	—	26,265	—	5,128	4,456	100,027	3.5
JNL/Invesco Global Growth Fund - Class I	29,634	—	1,591	—	489	(211)	28,321	1.0
JNL/Invesco International Growth Fund - Class I	29,507	—	2,131	—	297	664	28,337	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	29,463	28,000	1,801	—	908	(1,030)	55,540	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	111,611	391	9,984	—	781	(4,226)	98,573	3.5
JNL/Lazard International Strategic Equity Fund - Class I	59,351	—	4,942	—	870	1,087	56,366	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	84,159	29,156	591	—	27	132	112,883	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,492	10	928	—	79	60	56,713	2.0
JNL/PIMCO Income Fund - Class I	114,931	9	1,853	—	190	(290)	112,987	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	228,705	6,413	320	—	20	(9,802)	225,016	8.0
JNL/PIMCO Real Return Fund - Class I	71,012	15,544	878	—	131	(1,081)	84,728	3.0
JNL/PPM America High Yield Bond Fund - Class I	86,609	—	3,170	—	327	815	84,581	3.0
JNL/PPM America Total Return Fund - Class I	198,502	5,388	625	—	79	(5,922)	197,422	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	217,681	—	20,588	—	8,532	(7,706)	197,919	7.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,019	237	81	—	6	203	112,384	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	43,181	2	954	—	54	246	42,529	1.5
JNL/T. Rowe Price Value Fund - Class I	205,594	—	58,213	—	13,285	10,187	170,853	6.1
JNL/WCM Focused International Equity Fund - Class I	118,049	—	34,232	—	12,661	(12,087)	84,391	3.0
JNL/WMC Value Fund - Class I	43,917	—	5,699	—	694	3,921	42,833	1.5
	2,874,173	252,769	330,986	—	66,300	(43,857)	2,818,399	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	172,176	—	3,395	—	486	874	170,141	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	122,117	25,000	10,903	—	972	1,686	138,872	2.4
JNL Multi-Manager Mid Cap Fund - Class I	59,916	107,500	3,987	—	1,263	4,030	168,722	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	61,185	—	8,956	—	4,749	(2,521)	54,457	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	61,318	—	13,164	—	1,964	6,970	57,088	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,890	—	2,273	—	1,093	(814)	171,896	3.0
JNL/Causeway International Value Select Fund - Class I	61,618	—	8,472	—	(2)	3,595	56,739	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	287,358	—	26,704	—	12,462	(11,673)	261,443	4.6
JNL/DoubleLine Core Fixed Income Fund - Class I	223,336	—	19,617	—	1,207	(5,432)	199,494	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,412	29,000	260	—	19	(1,253)	141,918	2.5
JNL/DoubleLine Total Return Fund - Class I	276,393	—	44,478	—	2,702	(6,511)	228,106	4.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	111,623	5,900	160	—	13	(3,405)	113,971	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	58,970	28,000	3,631	—	1,261	(2,194)	82,406	1.4
JNL/Invesco Diversified Dividend Fund - Class I	294,551	—	84,714	—	16,618	7,247	233,702	4.1
JNL/Invesco Global Growth Fund - Class I	179,871	—	11,862	—	3,641	(1,924)	169,726	3.0
JNL/Invesco International Growth Fund - Class I	59,674	—	4,060	—	563	1,377	57,554	1.0
JNL/JPMorgan Growth & Income Fund - Class I	89,258	—	12,145	—	3,489	6,721	87,323	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	119,846	—	8,239	—	4,134	(2,138)	113,603	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	164,897	—	45,972	—	3,288	(8,154)	114,059	2.0
JNL/Lazard International Strategic Equity Fund - Class I	120,921	—	10,544	—	1,851	2,125	114,353	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	57,300	143	—	—	—	57,157	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,246	—	161	—	9	131	57,225	1.0
JNL/PIMCO Income Fund - Class I	170,157	—	27,044	—	2,810	(2,868)	143,055	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	225,525	11,700	169	—	11	(9,676)	227,391	4.0
JNL/PIMCO Real Return Fund - Class I	112,093	33,673	951	—	141	(1,673)	143,283	2.5
JNL/PPM America High Yield Bond Fund - Class I	173,097	—	34,731	—	3,602	(1,424)	140,544	2.5
JNL/PPM America Total Return Fund - Class I	279,598	14,000	342	—	44	(8,289)	285,011	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	727,961	—	71,413	—	29,594	(26,780)	659,362	11.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	55,500	—	—	—	74	55,574	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	110,489	4,000	334	—	27	180	114,362	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,484	—	461	—	26	376	57,425	1.0
JNL/T. Rowe Price Value Fund - Class I	535,366	—	75,351	—	16,405	45,399	521,819	9.1
JNL/WCM Focused International Equity Fund - Class I	298,625	—	15,036	—	5,789	(4,812)	284,566	5.0
JNL/WMC Value Fund - Class I	236,701	—	28,673	—	3,447	21,443	232,918	4.1
	5,797,672	371,573	578,345	—	123,678	687	5,715,265	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	249,134	3,559	—	—	—	(8,390)	244,303	18.6
JNL/Mellon International Index Fund - Class I	255,375	1,305	2,535	—	(77)	8,291	262,359	19.9
JNL/Mellon S&P 400 MidCap Index Fund - Class I	254,930	—	16,544	—	4,636	28,887	271,909	20.6
JNL/Mellon S&P 500 Index Fund - Class I	255,407	285	2,967	—	942	14,689	268,356	20.4
JNL/Mellon Small Cap Index Fund - Class I	255,223	—	29,980	—	7,670	37,265	270,178	20.5
	1,270,069	5,149	52,026	—	13,171	80,742	1,317,105	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 45.7%
Information Technology 10.9%
Adyen B.V. (a)	3	7,330
Alteryx, Inc. - Class A (a)	2	159
Analog Devices, Inc. (b)	24	3,642
Broadcom Inc.	8	3,783
Coherent Inc. (a)	21	5,238
DigitalOcean Holdings, Inc. (a)	—	4
FLIR Systems Inc.	125	7,030
Global Mixed-mode Technology Inc.	180	1,317
INPHI Corporation (a)	48	8,609
Lotes Co.,Ltd	109	1,922
MagnaChip Semiconductor, Ltd. (a)	49	1,219
Maxim Integrated Products, Inc. (a)	79	7,253
Micron Technology, Inc. (a) (b)	73	6,455
NEXON Co.,Ltd.	47	1,539
NIC Inc.	22	737
NXP Semiconductors N.V.	6	1,256
Open Text Corporation	7	344
Oracle Corporation (b)	181	12,694
Pluralsight, Inc. - Class A (a)	29	637
RealPage, Inc. (a)	45	3,930
Salesforce.Com, Inc. (a) (b)	47	9,938
Samsung Electronics Co. Ltd.	13	946
SK Hynix Inc.	54	6,409
Slack Technologies, Inc. - Class A (a)	15	598
SolarWinds Corporation (a)	8	146
SS&C Technologies Holdings, Inc.	—	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	6	691
TE Connectivity Ltd. (b)	28	3,558
Tripod Technology Corp.	475	2,352
Visa Inc. - Class A (b)	47	9,858
Wiwynn Corporation	149	4,435
Xilinx, Inc. (a)	43	5,365
		119,397
Financials 7.0%
Accelerate Acquisition Corp. (a)	33	329
ACE Convergence Acquisition Corp. - Class A (a)	66	661
ACKRELL SPAC Partners I Co. (a)	78	793
Ajax I - Class A (a)	140	1,440
Altimar Acquisition Corp. - Class A (a)	19	183
Altimar Acquisition Corp. III (a)	8	77
Altitude Acquisition Corp. - Class A (a)	26	261
American Equity Investment Life Holding Company (c)	1	17
American International Group, Inc. (b)	86	3,975
AON Public Limited Company - Class A	12	2,852
Apollo Strategic Growth Capital - Class A (a)	32	315
Arrowroot Acquisition Corp. (a)	27	271
Artius Acquisition Inc. - Class A (a)	163	1,650
Ascendant Digital Acquisition Corp. (a) (d)	15	150
Ascendant Digital Acquisition Corp. - Class A (a)	51	507
Avanti Acquisition Corp. - Class A (a)	13	122
Bairong, Inc. (a)	15	51
Bandhan Bank Limited (a)	422	1,975
BDO Unibank, Inc.	398	838
Bespoke Capital Acquisition Corp - Class A (a)	40	399
Bowx Acquisition Corp. - Class A (a)	27	319
Cerberus Telecom Acquisition Corp. - Class A (a)	18	181
CHP Merger Corp. - Class A (a)	18	182
Churchill Capital Corp II - Class A (a)	4	43
Citigroup Inc. (b)	46	3,330
Cohn Robbins Holdings Corp. - Class A (a)	56	547
Colicity Inc. (a)	17	176
CONX Corp. - Class A (a)	29	291
E.Merge Technology Acquisition Corp. - Class A (a)	58	565
Empower Ltd. - Class A (a)	18	182
Equity Distribution Acquisition Corp. - Class A (a)	68	675
FirstMark Horizon Acquisition Corp. (a)	12	126
Foley Trasimene Acquisition Corp. - Class A (a)	18	183
FTAC Athena Acquisition Corp. (a)	12	117
Fusion Acquisition Corp. - Class A (a)	81	806
Fusion Acquisition Corp. II (a)	10	98
G Squared Ascend I Inc. (a)	13	126
Galileo Acquisition Corp. (a)	61	614
Genworth Financial, Inc. - Class A (a)	16	53
Goal Acquisitions Corp. (a)	45	457
Groupe Bruxelles Lambert SA	33	3,447
GS Acquisition Holdings Corp II - Class A (a)	17	174
Haymaker Acquisition Corp. III (a)	18	183
HDFC Bank Limited (a)	35	724
HDFC Bank Limited - ADR (a) (b)	8	607
Healthcare Services Acquisition Corporation - Class A (a)	5	51
Highcape Capital Acquisition Corp. - Class A (a)	50	591
HPX Corp. - Class A (a)	41	405
Industrial and Commercial Bank of China Limited - Class H	1,101	794
Interprivate II Acquisition Corp. (a)	3	29
Interprivate III Financial Partners Inc. (a)	3	29
Interprivate IV Infratech Partners Inc. (a)	1	8
JAWS Spitfire Acquisition Corp (a)	13	138
Jefferies Financial Group Inc.	76	2,297
KB Financial Group Inc.	31	1,560
Khosla Ventures Acquisition Co III - Class A (a)	12	122
Kismet Acquisition One Corp. (a)	18	183
KL Acquisition Corp. - Class A (a)	93	901
Kludein I Acquisition Corp. (a)	20	200
Landcadia Holdings III, Inc. (a)	50	525
LGL Systems Acquisition Corp. - Class A (a)	92	917
LPL Financial Holdings Inc.	11	1,588
Marquee Raine Acquisition Corp. (a)	3	26
Mason Industrial Technology, Inc. (a)	19	185
Medicus Sciences Acquisition Corp. (a)	9	89
Merida Merger Corp. I (a)	125	1,232
Montes Archimedes Acquisition Corp. - Class A (a)	86	841
National Energy Services Reunited Corporation (a) (b)	248	3,064
NextGen Acquisition Corp - Class A (a)	20	200
One Equity Partners Open Water I Corp. (a)	25	248
Osprey Technology Acquisition Corp. - Class A (a)	17	175
OTP Bank Plc (a)	30	1,264
Pershing Square Tontine Holdings, Ltd. - Class A (a) (c)	10	243
Ping An Insurance (Group) Co of China Ltd - Class H	228	2,738
Public Joint Stock Society "Sberbank of Russia" - ADR	71	1,093
Queen's Gambit Growth Capital (a)	11	107
Reinvent Technology Partners Y (a)	4	40
Replay Acquisition Corp. (a)	12	113
SCP & Co Healthcare Acquisition Company (a)	5	50
SEI Investments Co. (b)	42	2,534
Signature Bank	3	702
Simon Property Group Acquisition Holdings, Inc. (a)	17	175
Sports Entertainment Acquisition Corp. (a)	33	341
Starboard Value Acquisition Corp. - Class A (a)	18	182
Supernova Partners Acquisition Company III, Ltd. (a)	9	92
Tailwind Acquisition Corp. - Class A (a)	53	524
TCF Financial Corporation	8	357
Thunder Bridge Acquisition II, Ltd - Class A (a)	3	32
Thunder Bridge Capital Partners III, Inc. (a)	19	185
Trebia Acquisition Corp. - Class A (a)	127	1,267
Tuscan Holdings Corp. (a) (d)	30	300
Tuscan Holdings Corp. (a)	77	776
TWC Tech Holdings II Corp. (a)	5	49
Union Acquisition Corp. II (a)	—	—
VG Acquisition Corp. - Class A (a)	7	70
Virgin Group Acquisition Corp. II (a)	18	180
Waddell & Reed Financial Inc. - Class A	11	263
Wells Fargo & Company	68	2,659
Willis Towers Watson Public Limited Company	56	12,746
		76,552
Consumer Discretionary 6.4%
Alibaba Group Holding Limited (a) (e)	46	1,288
Alibaba Group Holding Limited - ADR (a)	64	14,658

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Amazon.com, Inc. (a) (b)	6	19,078
China Meidong Auto Holdings Limited	222	1,036
China Yongda Automobiles Services Holdings Ltd.	2,059	3,780
Compagnie Financiere Richemont SA	16	1,526
Cooper Tire & Rubber Co.	8	464
Extended Stay America, Inc. (c)	82	1,620
Fix Price Group Ltd - GDR (a) (d) (f)	208	2,026
Fusheng Precision Co., Ltd.	135	1,077
GVC Holdings PLC (a)	30	623
Jumbo S.A. - Class R	55	1,003
Lotte Shopping Co., Ltd.	2	233
Marriott International, Inc. - Class A (a)	11	1,642
Prosus N.V. (a)	12	1,389
Rocket Internet SE (a)	6	62
Samsonite International S.A. (a)	605	1,176
Sands China Ltd. (a)	159	800
Sportsman's Warehouse Holdings, Inc. (a)	52	889
The Michaels Companies, Inc. (a) (c)	16	354
Tongcheng-Elong Holdings Limited (a)	708	1,612
Under Armour Inc. - Class A (a) (b)	265	5,882
Vasta Platform Limited - Class A (a) (b)	83	813
Vivara Participacoes S.A.	217	952
Wynn Macau, Limited (a)	148	289
Yum China Holdings, Inc. (b)	43	2,532
Zhongsheng Group Holdings Limited	532	3,765
		70,569
Communication Services 6.1%
Alphabet Inc. - Class A (a)	6	12,030
Alphabet Inc. - Class C (a) (b)	5	10,215
Baidu, Inc. - Class A - ADR (a) (b)	10	2,261
Bharti Airtel Ltd.	458	3,255
Booking Holdings Inc. (a)	1	2,053
Charter Communications, Inc. - Class A (a)	5	3,168
Cincinnati Bell Inc. (a)	25	388
Comcast Corporation - Class A	84	4,520
Eletromidia S.A. (a)	1,719	4,887
Facebook, Inc. - Class A (a) (b)	57	16,927
Innocean Worldwide Inc.	18	1,004
Naspers Ltd. - Class N	13	3,102
SoftBank Group Corp.	19	1,589
Sogou Inc. - Class A - ADR (a)	21	156
Tencent Holdings Limited - ADR (b)	13	1,018
		66,573
Health Care 5.1%
Alexion Pharmaceuticals, Inc. (a) (b)	58	8,905
Aphria Inc. (a)	32	579
Celltrion Healthcare Co. Ltd. (a)	—	46
Celltrion Inc. (a)	—	36
Cerner Corp. (b)	84	6,043
Change Healthcare Inc. (a)	154	3,413
GW Pharmaceuticals plc - ADR (a)	12	2,551
Novartis AG - ADR	121	10,322
Novo Nordisk A/S - ADR	28	1,905
Olympus Corp.	43	896
PRA Health Sciences, Inc. (a)	23	3,520
Regeneron Pharmaceuticals, Inc. (a) (b)	18	8,418
SillaJen Inc (a) (d)	3	28
Tilray, Inc. (a) (c)	—	—
Varian Medical Systems, Inc. (a)	51	9,005
		55,667
Industrials 4.5%
Aerojet Rocketdyne Holdings, Inc. (a)	34	1,591
CoreLogic, Inc. (c)	43	3,386
Expeditors International of Washington Inc. (b)	18	1,911
GEA Group AG	10	414
HIWIN Technologies Corp.	89	1,263
Howmet Aerospace Inc. (a)	68	2,190
IHS Markit Ltd. (b)	73	7,097
Kansas City Southern	11	2,780
LG Corp.	22	1,789
Navistar International Corporation (a)	114	5,029
Samsung C&T Corporation	11	1,197
The Boeing Company (a) (b)	69	17,675
Univar Solutions Inc. (a)	60	1,284
Wabtec Corp.	27	2,158
		49,764
Consumer Staples 2.4%
American Beverage Co Ambev - ADR	1,721	4,715
Carlsberg Brewery Malaysia Berhad	385	2,220
Companhia Brasileira de Distribuicao	42	244
Distell Group Holdings Limited (a)	138	1,097
GS Retail Co., Ltd.	30	1,029
JDE Peet's N.V.	2	61
Just Eat Takeaway.Com N.V. (a)	3	234
Monster Beverage 1990 Corporation (a) (b)	84	7,686
Pick n Pay Stores Ltd.	278	1,010
PT. Wismilak Inti Makmur	26,612	1,627
Sendas Distribuidora S/A	78	1,028
The Spar Group	73	942
TPCO Holding Corp. - Class A (a)	30	220
TPCO Holding Corp. - Class A (a)	57	420
Unilever PLC	23	1,296
WH Group Limited	2,388	1,944
		25,773
Energy 1.4%
Berry Corporation (Bry)	4	20
Kinder Morgan, Inc.	103	1,721
Kosmos Energy Ltd. (a) (b)	437	1,341
McDermott International, Inc. (a)	462	369
McDermott International, Inc. (a) (g)	52	42
Meggitt PLC (a)	206	1,358
Parex Resources Inc. (a)	117	2,078
Petronet LNG Limited	510	1,573
Public Joint Stock Society "Tatneft"	127	1,008
Reliance Industries Ltd.	20	552
Schlumberger Ltd. (b)	212	5,774
		15,836
Materials 0.9%
Diversey Holdings, Ltd. (a)	—	—
Glencore PLC	738	2,894
HeidelbergCement AG	16	1,429
International Flavors & Fragrances Inc.	11	1,528
LafargeHolcim Ltd.	68	3,998
MP Materials Corp. - Class A (a)	14	140
		9,989
Real Estate 0.8%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex (a)	862	1,076
Brookfield Property Partners L.P.	49	868
Brookfield Property REIT Inc. (h)	1	35
Cibanco, S.A., Institucion de Banca Multiple (a)	1,174	1,475
CIFI Holdings (Group) Co. Ltd.	1,520	1,480
Longfor Group Holdings Limited	243	1,619
Pebblebrook Hotel Trust (h)	8	196
Swire Pacific Ltd. - Class A	128	970
Swire Properties Limited	438	1,358
		9,077
Utilities 0.2%
FirstEnergy Corp.	35	1,220
Pacific Gas And Electric Company (a)	78	912
South Jersey Industries Inc. (b)	3	76
		2,208
Total Common Stocks (cost $400,416)		501,405
CORPORATE BONDS AND NOTES 32.6%
Health Care 6.3%
1Life Healthcare, Inc.
3.00%, 06/15/25 (b) (f) (i)	959	1,145
AbbVie Inc.
2.95%, 11/21/26	40	43
4.05%, 11/21/39	310	346
Accolade Inc.
0.50%, 04/01/26 (b) (f) (i)	465	511
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (b) (i)	1,373	1,416
Aurora Cannabis Inc.
5.50%, 02/28/24 (b) (i)	2,552	2,211

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Avadel Finance Cayman Limited
4.50%, 02/01/23 (b) (f) (i)	1,613	1,809
Bausch Health Companies Inc.
7.00%, 03/15/24 (f)	54	55
5.50%, 11/01/25 (f)	160	164
9.00%, 12/15/25 (f)	640	695
9.25%, 04/01/26 (f)	570	631
8.50%, 01/31/27 (f)	720	797
6.25%, 02/15/29 (f)	160	170
7.25%, 05/30/29 (f)	220	245
5.25%, 01/30/30 (f)	30	30
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24 (b) (i)	1,303	1,337
1.25%, 05/15/27 (b) (f) (i)	2,292	2,255
Bridgebio Pharma, Inc.
2.25%, 02/01/29 (b) (f) (i)	1,447	1,373
Canopy Growth Corporation
4.25%, 07/15/23, CAD (b) (f) (i)	2,096	1,915
Centene Escrow I Corporation
5.38%, 06/01/26 (f)	70	73
Coherus Biosciences, Inc.
1.50%, 04/15/26 (b) (f) (i)	1,303	1,375
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (b) (i)	1,177	1,271
CommonSpirit Health
4.35%, 11/01/42	130	144
3.82%, 10/01/49	60	64
Community Health Systems, Inc.
6.88%, 04/15/29 (f)	135	141
CONMED Corporation
2.63%, 02/01/24 (b) (i)	1,315	2,048
Cryoport, Inc.
3.00%, 06/01/25 (b) (f) (i)	1,134	2,628
Cutera, Inc.
2.25%, 03/15/26 (b) (f) (i)	781	874
CVS Health Corporation
4.78%, 03/25/38	90	106
4.13%, 04/01/40	80	88
2.70%, 08/21/40	200	184
5.05%, 03/25/48	420	514
4.25%, 04/01/50	10	11
DexCom, Inc.
0.25%, 11/15/25 (b) (f) (i)	1,343	1,312
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (b) (i)	2,157	1,949
Gossamer Bio, Inc.
5.00%, 06/01/27 (b) (i)	1,071	975
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	105
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	60
5.25%, 06/15/26	60	69
4.50%, 02/15/27	50	56
5.63%, 09/01/28	10	11
5.88%, 02/01/29	30	35
3.50%, 09/01/30	40	40
Health Catalyst, Inc.
2.50%, 04/15/25 (b) (f) (i)	724	1,220
Innoviva, Inc.
2.13%, 01/15/23 (b) (i)	2,640	2,644
Intercept Pharmaceuticals, Inc.
2.00%, 05/15/26 (b) (i)	1,180	769
Invacare Corporation
4.25%, 03/15/26 (b) (f) (i)	321	320
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 (b) (i)	1,805	1,839
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (b) (i)	908	979
1.50%, 06/15/26 (b) (i)	1,160	1,302
Jazz Investments I Limited
1.50%, 08/15/24 (b) (i)	1,628	1,761
2.00%, 06/15/26 (b) (f) (i)	1,079	1,395
Kadmon Holdings, Inc.
3.63%, 02/15/27 (b) (f) (i)	540	468
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (b) (i)	1,867	1,938
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (b) (i)	2,485	2,555
MannKind Corporation
2.50%, 03/01/26 (b) (f) (i)	1,347	1,347
Mesa Laboratories, Inc.
1.38%, 08/15/25 (b) (i)	539	586
Nevro Corp.
2.75%, 04/01/25 (b) (i)	404	613
NuVasive, Inc.
1.00%, 06/01/23 (b) (f) (i)	2,211	2,348
Omeros Corporation
5.25%, 02/15/26 (b) (i)	1,313	1,630
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (f)	24	26
7.25%, 02/01/28 (f)	63	69
PetIQ, Inc.
4.00%, 06/01/26 (b) (f) (i)	1,277	1,819
Pharming Group N.V.
3.00%, 01/21/25, EUR (e) (i)	800	793
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	230	252
Revance Therapeutics, Inc.
1.75%, 02/15/27 (b) (i)	1,446	1,615
RP Escrow Issuer LLC
5.25%, 12/15/25 (f)	50	52
Smiledirectclub, Inc.
0.00%, 02/01/26 (b) (f) (i) (j)	2,313	2,039
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (b) (i)	1,119	1,101
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	30	30
2.80%, 07/21/23	40	40
7.13%, 01/31/25	597	659
3.15%, 10/01/26	268	256
4.10%, 10/01/46	1,471	1,291
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	10	10
2.95%, 12/18/22	194	194
Tilray, Inc.
5.00%, 10/01/23 (b) (i)	552	514
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	20
Varex Imaging Corporation
4.00%, 06/01/25 (b) (f) (i)	1,441	1,765
Willis-Knighton Medical Center
4.81%, 09/01/48	60	73
Zogenix, Inc.
2.75%, 10/01/27 (b) (f) (i)	1,371	1,502
		69,137
Information Technology 6.3%
Akamai Technologies, Inc.
0.38%, 09/01/27 (b) (i)	1,825	1,993
Alteryx, Inc.
0.50%, 08/01/24 (b) (i)	2,081	1,961
1.00%, 08/01/26 (b) (i)	1,561	1,420
ams AG
2.13%, 11/03/27, EUR (e) (i)	1,600	1,885
Avaya Holdings Corp.
2.25%, 06/15/23 (b) (i)	1,825	2,257
Bentley Systems, Incorporated
0.13%, 01/15/26 (b) (f) (i)	2,630	2,733
Broadcom Inc.
4.15%, 11/15/30	180	194
Castle United States Holding Corporation
9.50%, 02/15/28 (f)	365	373
Coupa Software Incorporated
0.38%, 06/15/26 (b) (f) (i)	1,616	1,801
CSG Systems International, Inc.
4.25%, 03/15/36 (b) (i)	2,600	2,756
CyberArk Software Ltd.
0.00%, 11/15/24 (b) (i) (j)	878	947

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
DocuSign, Inc.
0.00%, 01/15/24 (b) (f) (i) (j)	2,338	2,268
Dye & Durham Limited
3.75%, 03/01/26, CAD (f) (i)	881	719
Endure Digital, Inc.
6.00%, 02/15/29 (f)	235	230
Envestnet, Inc.
0.75%, 08/15/25 (b) (f) (i)	1,447	1,430
Everbridge, Inc.
0.00%, 03/15/26 (b) (f) (i) (j)	340	331
Fastly, Inc.
0.00%, 03/15/26 (b) (f) (i) (j)	1,302	1,297
Flexential Intermediate Corporation
11.25%, 08/01/24 (f)	225	242
FuboTV Inc.
3.25%, 02/15/26 (b) (f) (i)	1,809	1,545
I3 Verticals, LLC
1.00%, 02/15/25 (b) (f) (i)	1,341	1,375
Impinj, Inc.
2.00%, 12/15/26 (b) (i)	1,066	1,932
Ingram Micro Inc.
5.45%, 12/15/24 (k) (l)	769	877
Intel Corporation
4.60%, 03/25/40	10	12
Itron, Inc.
0.00%, 03/15/26 (b) (f) (i) (j)	942	936
J2 Cloud Services, LLC
3.25%, 06/15/29 (b) (i)	3,377	5,955
LivePerson, Inc.
0.75%, 03/01/24 (b) (i)	1,217	1,852
MasterCard Incorporated
3.85%, 03/26/50	150	170
MicroStrategy Incorporated
0.00%, 02/15/27 (b) (f) (i) (j)	2,164	1,808
Mitek Systems, Inc.
0.75%, 02/01/26 (b) (f) (i)	1,007	996
Nuance Communications, Inc.
1.00%, 12/15/35 (b) (i)	1,301	2,397
Nutanix, Inc.
0.00%, 01/15/23 (b) (i) (j)	2,585	2,510
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	110	117
3.70%, 04/01/60	40	43
NXP B.V.
2.70%, 05/01/25 (f)	300	315
Osi Systems, Inc.
1.25%, 09/01/22 (b) (i)	1,472	1,576
Palo Alto Networks, Inc.
0.38%, 06/01/25 (b) (f) (i)	1,754	2,188
Perficient, Inc.
1.25%, 08/01/25 (b) (f) (i)	1,267	1,640
PROS Holdings, Inc.
1.00%, 05/15/24 (b) (i)	1,210	1,231
2.25%, 09/15/27 (b) (f) (i)	679	847
Pure Storage, Inc.
0.13%, 04/15/23 (b) (i)	1,303	1,438
Rambus Inc.
1.38%, 02/01/23 (b) (i)	1,150	1,374
Rapid7, Inc.
0.25%, 03/15/27 (b) (f) (i)	1,907	1,897
Sabre GLBL Inc.
7.38%, 09/01/25 (f)	90	98
SMART Global Holdings, Inc.
2.25%, 02/15/26 (b) (i)	1,259	1,655
Splunk Inc.
1.13%, 06/15/27 (b) (f) (i)	2,537	2,391
Synaptics Incorporated
0.50%, 06/15/22 (b) (i)	1,253	2,325
Verint Systems Inc.
1.50%, 06/01/21 (b) (i)	1,954	2,202
Virtusa Corporation
7.13%, 12/15/28 (f)	195	200
		68,739
Financials 5.0%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (f)	250	177
American International Group, Inc.
3.40%, 06/30/30	100	106
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (b) (i)	3,022	3,120
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (f)	110	104
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 05/10/21) (h) (m)	1,590	1,565
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (102, 04/14/21), EUR (e) (h) (i)	200	235
Banco BTG Pactual S.A.
7.75%, 02/15/29 (e)	200	212
Banco do Brasil S.A
6.25%, (100, 04/15/24) (e) (h) (i)	350	344
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (f)	300	294
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (e)	200	205
Banco Industrial S.A.
4.88%, 01/29/31 (f)	200	205
Banco Macro S.A.
6.75%, 11/04/26 (e)	200	158
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (h)	200	219
7.63%, (100, 01/10/28) (f) (h)	200	219
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (e) (h) (i)	500	598
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (f) (h)	250	263
Bank of America Corporation
5.88%, (100, 03/15/28) (h)	100	110
6.25%, (100, 09/05/24) (h)	150	166
4.08%, 03/20/51	10	11
Barclays PLC
8.00%, (100, 06/15/24) (h) (i)	270	300
BBVA USA
3.88%, 04/10/25	280	306
BNP Paribas
6.13%, (100, 06/17/22), EUR (e) (h) (i)	260	321
7.38%, (100, 08/19/25) (f) (h) (i)	200	230
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	200	213
Citigroup Inc.
5.95%, (100, 05/15/25) (h)	1,190	1,291
8.13%, 07/15/39	201	329
Cooperatieve Rabobank U.A.
4.63%, (100, 12/29/25), EUR (e) (h)	600	769
6.63%, (100, 06/29/21), EUR (e) (h) (i)	400	476
Credit Agricole SA
6.50%, (100, 06/23/21), EUR (e) (h) (i)	250	297
8.13%, (100, 12/23/25) (f) (h) (i)	200	242
7.50%, (100, 06/23/26), GBP (e) (h) (i)	240	390
Credit Suisse Group AG
5.25%, (100, 02/11/27) (f) (h)	810	818
7.50%, (100, 07/17/23) (f) (h)	210	222
4.19%, 04/01/31 (f) (i)	250	270
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (e) (h) (l)	200	180
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (f)	200	172
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (e) (h) (i)	460	561
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (f)	200	197
Element Fleet Management Corp.
4.25%, 06/30/24, CAD (i)	1,267	1,290
Encore Capital Group, Inc.
3.25%, 03/15/22 - 10/01/25 (b) (i)	4,758	5,430

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Enel Finance International SA
6.00%, 10/07/39 (f)	150	200
EZCORP, Inc.
2.88%, 07/01/24 (b) (i)	1,433	1,328
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	198
Gilex Holding SARL
8.50%, 05/02/23 (e)	200	208
Glencore Funding LLC
4.13%, 03/12/24 (f)	190	206
3.88%, 10/27/27 (f)	110	120
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (f)	1,336	1,407
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (100, 01/20/22) (h) (i)	200	209
GW Honos Security Corporation
8.75%, 05/15/25 (f)	135	141
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
0.00%, 08/15/23 (b) (i) (j)	860	1,052
Hope Bancorp, Inc.
2.00%, 05/15/38 (b) (i)	2,964	2,840
HSBC Holdings PLC
4.58%, 06/19/29 (i)	200	224
IIP Operating Partnership, LP
3.75%, 02/21/24 (b) (f) (i)	1,439	3,995
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	202
Intesa Sanpaolo S.p.A.
5.88%, (100, 09/01/31), EUR (e) (h)	600	789
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (e) (h)	250	234
JPMorgan Chase & Co.
2.52%, 04/22/31	60	60
2.96%, 05/13/31	290	295
3.11%, 04/22/51	20	19
JPMorgan Chase Financial Company LLC
0.25%, 05/01/23 (b) (f) (i)	361	402
LendingTree, Inc.
0.50%, 07/15/25 (b) (f) (i)	2,912	2,643
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (i)	200	224
Morgan Stanley
2.19%, 04/28/26	300	310
5.60%, 03/24/51	20	28
NatWest Markets PLC
5.13%, 05/28/24	380	421
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (f)	200	201
Park River Holdings Inc
5.63%, 02/01/29 (f)	50	48
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	333
6.00%, 01/27/28	50	55
6.90%, 03/19/49	200	218
6.85%, 06/05/15	440	452
PT ABM Investama Tbk.
7.13%, 08/01/22 (e)	200	177
Redwood Trust, Inc.
4.75%, 08/15/23 (b) (i)	2,701	2,683
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/22) (e) (h)	200	196
RWT Holdings, Inc.
5.75%, 10/01/25 (b) (i)	719	717
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	150	183
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 05/24/21) (h) (m)	18	17
6.75%, 10/01/37	190	268
5.15%, 05/22/45	490	614
4.75%, 10/21/45	60	74
The PRA Group, Inc.
3.50%, 06/01/23 (b) (i)	1,870	2,008
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i)	200	216
The Vanguard Group, Inc.
3.05%, 08/22/50 (d)	250	220
TMB Bank Public Company Limited
4.90%, (100, 12/02/24) (e) (h)	200	200
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (a) (e) (n)	200	96
Two Harbors Investment Corp.
6.25%, 01/15/26 (b) (i)	770	845
UBS Group Funding (Switzerland) AG
5.75%, (100, 02/19/22), EUR (e) (h) (i)	200	243
7.00%, (100, 02/19/25) (e) (h) (i)	200	230
7.00%, (100, 01/31/24) (f) (h)	200	219
UniCredit S.p.A.
6.57%, 01/14/22 (f)	350	365
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (e) (h) (l)	200	164
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (b) (i)	1,979	2,170
Wells Fargo & Company
5.88%, (100, 06/15/25) (h)	101	111
4.48%, 04/04/31	40	46
4.65%, 11/04/44	120	138
4.40%, 06/14/46	180	201
4.75%, 12/07/46	50	59
5.01%, 04/04/51	760	974
		55,111
Consumer Discretionary 3.7%
Airbnb, Inc.
0.00%, 03/15/26 (b) (f) (i) (j)	2,214	2,291
Amazon.com, Inc.
4.95%, 12/05/44	40	52
4.05%, 08/22/47	610	713
4.25%, 08/22/57	570	682
2.70%, 06/03/60	2,090	1,860
Carnival Corporation
11.50%, 04/01/23 (f)	327	373
7.63%, 03/01/26 (f)	40	43
Dealer Tire, LLC
8.00%, 02/01/28 (f)	235	249
Delivery Hero SE
1.50%, 01/15/28, EUR (e) (i)	1,900	2,367
Draftkings Inc.
0.00%, 03/15/28 (b) (f) (i) (j)	1,330	1,300
Expedia Group, Inc.
0.00%, 02/15/26 (b) (f) (i) (j)	1,978	2,145
Fiverr International Ltd
0.00%, 11/01/25 (b) (f) (i) (j)	899	1,120
GOL Equity Finance
3.75%, 07/15/24 (b) (f) (i)	1,301	1,072
Groupon, Inc.
1.13%, 03/15/26 (b) (f) (i)	823	821
Guess Inc.
2.00%, 04/15/24 (b) (i)	2,590	2,978
Hanesbrands Inc.
4.63%, 05/15/24 (f)	80	85
5.38%, 05/15/25 (f)	40	42
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (f)	60	63
5.75%, 05/01/28 (f)	20	22
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (e) (i)	1,100	1,345
K12 Inc.
1.13%, 09/01/27 (b) (f) (i)	1,425	1,319
Las Vegas Sands Corp.
3.20%, 08/08/24	140	146
2.90%, 06/25/25	10	10
Levi Strauss & Co.
5.00%, 05/01/25	8	8
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
M.D.C. Holdings, Inc.
2.50%, 01/15/31 (l)	30	28
6.00%, 01/15/43 (l)	20	25
Magnite, Inc.
0.25%, 03/15/26 (b) (f) (i)	893	866
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (b) (f) (i) (j)	1,630	1,945
McDonald's Corporation
3.70%, 01/30/26	190	210
3.50%, 07/01/27	80	88
3.63%, 09/01/49	10	10
4.20%, 04/01/50	30	34
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (f)	60	66
NIKE, Inc.
2.40%, 03/27/25	280	295
3.38%, 03/27/50	20	21
NIO, Inc.
0.00%, 02/01/26 (b) (f) (i) (j)	1,900	1,635
0.50%, 02/01/27 (b) (f) (i)	1,989	1,679
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (f)	330	361
Peloton Interactive, Inc.
0.00%, 02/15/26 (b) (f) (i) (j)	2,086	1,977
PetSmart, Inc.
7.75%, 02/15/29 (f)	250	270
Prosus N.V.
4.03%, 08/03/50 (f)	360	328
Rent-A-Center, Inc.
6.38%, 02/15/29 (f)	30	32
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	26	26
3.50%, 02/15/29 (f)	30	29
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (b) (f) (i)	1,640	2,134
11.50%, 06/01/25 (f)	562	654
Sands China Ltd.
5.13%, 08/08/25 (l)	200	223
Stars Group Holdings B.V.
7.00%, 07/15/26 (f)	304	318
The Home Depot, Inc.
2.50%, 04/15/27	280	295
3.30%, 04/15/40	10	11
3.35%, 04/15/50	10	10
The RealReal, Inc.
1.00%, 03/01/28 (b) (f) (i)	651	641
The TJX Companies, Inc.
3.50%, 04/15/25	280	305
Tupy Overseas S.A.
4.50%, 02/16/31 (f)	200	194
Wayfair Inc.
0.63%, 10/01/25 (b) (f) (i)	2,425	2,587
Wesleyan University
4.78%, 07/01/16	60	71
Winnebago Industries, Inc.
1.50%, 04/01/25 (b) (i)	1,385	1,926
Wolverine Escrow LLC
9.00%, 11/15/26 (f)	49	49
Wynn Macau, Limited
5.63%, 08/26/28 (f)	200	209
		40,693
Communication Services 3.3%
Bandwidth Inc.
0.50%, 04/01/28 (b) (f) (i)	477	463
CCO Holdings, LLC
5.75%, 02/15/26 (f)	7	7
5.13%, 05/01/27 (f)	50	53
4.50%, 08/15/30 - 05/01/32 (f)	40	40
Cengage Learning, Inc.
9.50%, 06/15/24 (f)	205	209
Charter Communications Operating, LLC
4.20%, 03/15/28	70	77
5.05%, 03/30/29	110	126
5.38%, 04/01/38	90	106
4.80%, 03/01/50	10	11
6.83%, 10/23/55	230	320
Cincinnati Bell Inc.
7.00%, 07/15/24 (f)	870	898
Cinemark Holdings, Inc.
4.50%, 08/15/25 (b) (f) (i)	1,825	3,033
Comcast Corporation
3.40%, 04/01/30	40	43
3.75%, 04/01/40	10	11
4.70%, 10/15/48	20	25
3.45%, 02/01/50	40	41
CSC Holdings, LLC
6.50%, 02/01/29 (f)	200	221
DISH DBS Corporation
5.88%, 11/15/24	40	42
7.75%, 07/01/26	40	44
Dish Network Corporation
0.00%, 12/15/25 (b) (f) (i) (j)	1,447	1,534
3.38%, 08/15/26 (b) (i)	782	753
Embarq Corporation
8.00%, 06/01/36	370	426
Eventbrite, Inc.
0.75%, 09/15/26 (b) (f) (i)	905	935
Fox Corporation
5.48%, 01/25/39	70	87
Frontier Communications Corporation
6.75%, 05/01/29 (f)	75	79
IMAX Corporation
0.50%, 04/01/26 (b) (f) (i)	769	772
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (f) (n)	320	201
Liberty Broadband Corporation
1.25%, 09/30/50 (b) (f) (i)	3,777	3,665
2.75%, 09/30/50 (b) (f) (i)	2,210	2,222
Liberty Media Corporation
1.00%, 01/30/23 (b) (i)	1,439	1,828
4.00%, 11/15/29 (b) (i)	1,810	1,364
3.75%, 02/15/30 (b) (i)	1,928	1,447
2.13%, 03/31/48 (b) (f) (i)	1,754	1,815
2.75%, 12/01/49 (b) (f) (i)	2,302	2,381
0.50%, 12/01/50 (b) (f) (i)	1,076	1,236
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (b) (i)	2,633	2,874
Network I2I Limited
5.65%, (100, 01/15/25) (f) (h)	200	211
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (o)	250	264
Prosus N.V.
4.85%, 07/06/27 (f)	350	393
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	28
Spotify USA Inc.
0.00%, 03/15/26 (b) (f) (i) (j)	66	63
Sprint Corporation
11.50%, 11/15/21	60	64
7.88%, 09/15/23	20	23
8.75%, 03/15/32	40	59
TechTarget, Inc.
0.13%, 12/15/25 (b) (f) (i)	1,194	1,404
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (e)	250	259
The Marcus Corporation
5.00%, 09/15/25 (b) (f) (i)	795	1,602
T-Mobile USA, Inc.
2.25%, 02/15/26	10	10
2.63%, 02/15/29	40	39
3.88%, 04/15/30 (f)	70	76
2.88%, 02/15/31	30	29
4.50%, 04/15/50 (f)	70	78
Verizon Communications Inc.
4.50%, 08/10/33	20	23
3.40%, 03/22/41	190	193
3.85%, 11/01/42	10	11
4.13%, 08/15/46	100	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.00%, 03/22/50	20	22
3.55%, 03/22/51	60	60
3.70%, 03/22/61	190	188
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	208
Zynga Inc.
0.00%, 12/15/26 (b) (f) (i) (j)	1,306	1,384
		36,189
Industrials 2.7%
3M Company
3.70%, 04/15/50	40	44
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (e)	200	207
Air Transport Services Group, Inc.
1.13%, 10/15/24 (b) (i)	1,906	2,157
American Airlines Group Inc.
6.50%, 07/01/25 (b) (i)	1,714	2,927
American Airlines, Inc.
5.75%, 04/20/29 (f)	115	122
Artera Services, LLC
9.03%, 12/04/25 (f)	175	193
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (b) (i)	1,978	2,098
1.88%, 06/01/24 (b) (i)	1,707	2,035
Bombardier Inc.
7.50%, 03/15/25 (f)	271	267
Copa Holdings, S.A.
4.50%, 04/15/25 (b) (f) (i)	1,472	2,555
Delta Air Lines, Inc.
3.40%, 04/19/21	200	200
3.63%, 03/15/22	140	142
3.80%, 04/19/23	10	10
2.90%, 10/28/24	90	90
7.00%, 05/01/25 (f)	140	161
7.38%, 01/15/26	60	71
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	36
General Electric Capital Corporation
6.15%, 08/07/37	110	144
5.88%, 01/14/38	200	259
6.88%, 01/10/39	150	211
General Electric Company
3.45%, 05/01/27	20	22
3.63%, 05/01/30	30	32
4.25%, 05/01/40	30	33
4.35%, 05/01/50	30	33
GFL Environmental Inc.
4.25%, 06/01/25 (f)	40	41
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (e)	200	201
Kaman Corporation
3.25%, 05/01/24 (b) (i)	2,051	2,213
Northrop Grumman Corporation
5.25%, 05/01/50	190	248
Park Aerospace Holdings Limited
5.25%, 08/15/22 (f)	4	4
4.50%, 03/15/23 (f)	20	21
5.50%, 02/15/24 (f)	50	54
Parsons Corporation
0.25%, 08/15/25 (b) (f) (i)	1,654	1,805
Patrick Industries, Inc.
1.00%, 02/01/23 (b) (i)	2,193	2,563
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (f)	40	43
Seaspan Corporation
3.75%, 12/15/25 (b) (f) (i)	640	758
Simpar Europe
5.20%, 01/26/31 (f)	200	196
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	240	256
4.75%, 10/20/28 (f)	110	120
Spirit Airlines, Inc.
8.00%, 09/20/25 (f)	80	90
Tempo Acquisition, LLC
6.75%, 06/01/25 (f)	684	699
The Boeing Company
4.88%, 05/01/25 (l)	300	334
2.70%, 02/01/27	70	71
5.15%, 05/01/30 (l)	160	184
3.25%, 02/01/35	190	183
3.55%, 03/01/38	20	19
5.71%, 05/01/40 (l)	140	171
3.75%, 02/01/50	10	10
5.81%, 05/01/50 (l)	310	391
5.93%, 05/01/60 (l)	100	128
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (b) (i)	1,809	1,964
Triumph Group, Inc.
6.25%, 09/15/24 (f)	295	299
7.75%, 08/15/25	75	76
Uber Technologies, Inc.
0.00%, 12/15/25 (b) (f) (i) (j)	1,303	1,375
8.00%, 11/01/26 (f)	73	79
6.25%, 01/15/28 (f)	135	147
United Rentals (North America), Inc.
5.88%, 09/15/26	70	73
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	109
XPO Cnw, Inc.
6.70%, 05/01/34	120	142
		29,137
Energy 1.9%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (e)	250	282
Apache Corporation
4.38%, 10/15/28	10	10
5.10%, 09/01/40	280	275
4.75%, 04/15/43	300	278
4.25%, 01/15/44	90	81
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	50	54
Centennial Resource Development, LLC
3.25%, 04/01/28 (b) (i)	502	472
Cheniere Energy, Inc.
4.63%, 10/15/28 (f)	30	31
Chevron Corporation
3.08%, 05/11/50	10	10
Chevron U.S.A. Inc.
3.85%, 01/15/28	150	167
Cimarex Energy Co.
3.90%, 05/15/27	10	11
4.38%, 03/15/29	160	177
ConocoPhillips
4.85%, 08/15/48 (f)	110	134
Continental Resources, Inc.
5.75%, 01/15/31 (f)	110	124
4.90%, 06/01/44	140	140
DCP Midstream, LLC
6.45%, 11/03/36 (f)	40	45
DCP Midstream, LP
7.38%, (100, 12/15/22) (h)	80	72
6.75%, 09/15/37 (f)	130	145
Devon Energy Corporation
5.85%, 12/15/25	100	117
7.95%, 04/15/32	30	41
5.60%, 07/15/41	40	46
4.75%, 05/15/42	50	53
5.00%, 06/15/45	110	120
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	107
Diamondback Energy, Inc.
2.88%, 12/01/24	30	32
3.25%, 12/01/26	40	42
3.50%, 12/01/29	10	10
Ecopetrol S.A.
5.38%, 06/26/26	50	56
5.88%, 05/28/45	210	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Energy Transfer LP
6.63%, (100, 02/15/28) (h)	60	53
6.75%, (100, 05/15/25) (h)	180	173
7.13%, (100, 05/15/30) (h)	180	175
6.50%, 02/01/42	60	72
5.95%, 10/01/43	80	88
6.00%, 06/15/48	100	114
6.25%, 04/15/49	90	106
5.00%, 05/15/50	80	83
Enterprise Products Operating LLC
4.15%, 10/16/28	20	23
6.13%, 10/15/39	60	80
6.45%, 09/01/40	80	108
5.95%, 02/01/41	140	181
5.38%, 02/15/78	70	71
EOG Resources, Inc.
4.38%, 04/15/30	20	23
4.95%, 04/15/50	20	24
EQT Corporation
3.00%, 10/01/22	10	10
3.90%, 10/01/27	10	10
5.00%, 01/15/29	20	21
Exxon Mobil Corporation
4.33%, 03/19/50	130	149
3.45%, 04/15/51	70	71
FS Luxembourg S.à r.l.
10.00%, 12/15/25 (f)	200	220
Geopark Limited
6.50%, 09/21/24 (e)	200	207
Gran Tierra Energy Inc.
7.75%, 05/23/27 (f)	200	162
Green Plains Inc.
2.25%, 03/15/27 (b) (i)	1,080	1,208
Gulfport Energy Corporation
0.00%, 05/01/23 - 01/15/26 (a) (n)	447	404
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (b) (i)	1,870	2,167
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	64
6.95%, 01/15/38	10	13
6.50%, 09/01/39	40	52
6.55%, 09/15/40	100	131
6.38%, 03/01/41	40	51
Kinder Morgan, Inc.
5.30%, 12/01/34	230	273
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	200	193
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	200	213
MEG Energy Corp.
5.88%, 02/01/29 (f)	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	135
5.20%, 03/01/47	80	91
4.70%, 04/15/48	110	119
5.50%, 02/15/49	60	72
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	300	308
Occidental Petroleum Corporation
6.95%, 07/01/24	120	132
2.90%, 08/15/24	80	79
5.55%, 03/15/26	10	11
3.20%, 08/15/26	80	77
6.63%, 09/01/30	240	270
6.13%, 01/01/31	590	651
0.00%, 10/10/36 (j)	2,350	1,195
6.20%, 03/15/40	90	93
4.50%, 07/15/44	260	221
4.63%, 06/15/45	360	315
6.60%, 03/15/46	140	149
4.40%, 04/15/46	190	163
4.10%, 02/15/47	50	40
4.20%, 03/15/48	250	203
Oil States International, Inc.
4.75%, 04/01/26 (b) (f) (i)	335	313
PBF Holding Company LLC
9.25%, 05/15/25 (f)	70	71
PERU LNG
5.38%, 03/22/30 (e)	200	179
Petróleos Mexicanos
6.38%, 01/23/45	320	266
PT. Bayan Resources, Tbk
6.13%, 01/24/23 (e)	200	204
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	61
4.88%, 05/15/25	100	99
SFL Corporation Ltd.
5.75%, 10/15/21 (b) (i)	1,446	1,443
Shell International Finance B.V.
2.75%, 04/06/30	20	21
3.25%, 04/06/50	80	79
Sunoco Logistics Partners Operations L.P.
6.10%, 02/15/42	40	45
5.40%, 10/01/47	180	192
Targa Resource Corporation
4.25%, 11/15/23	270	271
5.38%, 02/01/27	10	10
5.50%, 03/01/30	20	21
4.88%, 02/01/31 (f)	40	41
4.00%, 01/15/32 (f)	10	9
Tervita Corporation
11.00%, 12/01/25 (f)	175	199
The Williams Companies, Inc.
7.50%, 01/15/31	40	53
8.75%, 03/15/32	190	279
5.75%, 06/24/44	220	270
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	89
UEP Penonome II S.A.
6.50%, 10/01/38 (f)	200	202
Western Midstream Operating, LP
4.35%, 02/01/25 (k) (l)	30	31
3.95%, 06/01/25	90	92
4.65%, 07/01/26	10	11
4.50%, 03/01/28	100	104
4.75%, 08/15/28	110	115
5.30%, 02/01/30 (k) (l)	180	195
5.45%, 04/01/44	200	205
5.30%, 03/01/48	80	80
5.50%, 08/15/48	150	148
6.50%, 02/01/50 (k) (l)	30	32
Williams Partners L.P.
6.30%, 04/15/40	70	90
5.10%, 09/15/45	10	11
WPX Energy, Inc.
8.25%, 08/01/23	170	195
5.25%, 10/15/27	50	53
5.88%, 06/15/28	489	539
4.50%, 01/15/30	26	28
		21,046
Consumer Staples 1.4%
Altria Group, Inc.
4.40%, 02/14/26	21	24
4.80%, 02/14/29	6	7
2.45%, 02/04/32	10	10
5.80%, 02/14/39	80	98
6.20%, 02/14/59	131	160
Amaggi Luxembourg International S.à r.l.
5.25%, 01/28/28 (f)	300	307
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	124
5.55%, 01/23/49	280	361
4.50%, 06/01/50	170	193
5.80%, 01/23/59	40	54
Atento Luxco 1
8.00%, 02/10/26 (f)	150	157
Avid SPV, LLC
1.25%, 03/15/26 (b) (f) (i)	748	793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
BAT Capital Corp.
3.56%, 08/15/27	110	117
4.54%, 08/15/47	90	91
Beyond Meat, Inc.
0.00%, 03/15/27 (b) (f) (i) (j)	1,497	1,430
California Institute of Technology
3.65%, 09/01/19	90	92
Costco Wholesale Corporation
1.38%, 06/20/27	300	299
Cott Holdings Inc.
5.50%, 04/01/25 (f)	40	41
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (b) (i)	2,142	2,239
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	14
5.00%, 06/04/42	30	34
Kraft Heinz Foods Company
4.25%, 03/01/31	10	11
5.20%, 07/15/45	60	70
4.38%, 06/01/46	60	63
4.88%, 10/01/49	50	56
5.50%, 06/01/50	20	25
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (f)	190	182
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (f)	40	41
Minerva Luxembourg S.A.
4.38%, 03/18/31 (f)	300	293
Mondelez International, Inc.
1.50%, 05/04/25	300	303
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	50	51
PepsiCo, Inc.
2.63%, 03/19/27	130	138
Philip Morris International Inc.
1.13%, 05/01/23	300	305
Pyxus International, Inc.
10.00%, 08/24/24	97	90
Target Corporation
2.25%, 04/15/25	280	293
TBLA International Pte. Ltd.
7.00%, 01/24/23 (e)	200	172
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (b) (f) (i)	1,293	1,318
1.88%, 12/01/24 (b) (i)	1,619	1,650
The Procter & Gamble Company
3.00%, 03/25/30	40	43
Triton Water Holdings Incorporated
6.25%, 04/01/29 (f)	155	158
Turning Point Brands, Inc.
2.50%, 07/15/24 (b) (i)	2,463	2,976
Walnut Bidco PLC
9.13%, 08/01/24 (e)	200	212
		15,095
Real Estate 1.1%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (e) (h)	200	205
Central China Real Estate Limited
7.25%, 07/16/24 (e)	200	174
CIFI Holdings (Group) Co. Ltd.
5.38%, (100, 08/24/22) (e) (h)	200	204
Geo Corrections Holdings, Inc.
6.50%, 02/23/26 (b) (f) (i)	1,349	1,402
Lippo Malls Indonesia Retail Trust
7.25%, 06/19/24 (e)	200	204
Pebblebrook Hotel Trust
1.75%, 12/15/26 (b) (i)	1,106	1,304
PennyMac Corp.
5.50%, 11/01/24 (b) (i)	2,144	2,160
5.50%, 03/15/26 (b) (f) (i)	1,301	1,328
Realogy Group LLC
5.75%, 01/15/29 (f)	65	64
Redfin Corporation
0.50%, 04/01/27 (b) (f) (i)	998	1,012
Ronshine China Holdings Limited
6.75%, 08/05/24 (e)	200	182
Summit Hotel Trs 005, LLC
1.50%, 02/15/26 (b) (i)	1,301	1,429
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (e)	200	192
Tricon Residential Inc.
5.75%, 03/31/22 (i)	1,942	2,039
Uniti Group Inc.
6.50%, 02/15/29 (f)	130	128
Yuzhou Properties Company Limited
8.30%, 05/27/25 (e)	200	174
		12,201
Materials 0.7%
Anglo American Capital PLC
3.63%, 09/11/24 (f)	200	216
ArcelorMittal
3.60%, 07/16/24	170	180
4.55%, 03/11/26	50	55
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (f)	200	198
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (e)	200	200
C10 Capital (SPV) Limited
4.96%, (3 Month USD LIBOR + 4.71%), (100, 06/28/21) (e) (h) (m)	200	200
CSN Islands XII Corp
7.00%, (100, 06/23/21) (e) (h)	200	200
First Quantum Minerals Ltd
7.50%, 04/01/25 (f)	200	206
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	22
5.45%, 03/15/43	300	360
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	235	264
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (b) (f) (i)	882	915
Metinvest B.V.
7.75%, 10/17/29 (e)	200	210
MP Materials Corp.
0.25%, 04/01/26 (b) (f) (i)	794	813
Pretium Resources Inc.
2.25%, 03/15/22 (b) (i)	1,874	1,922
Suzano Austria GmbH
3.75%, 01/15/31 (k)	40	41
Umicore
0.00%, 06/23/25, EUR (i) (j)	1,200	1,474
UPL Corporation Limited
5.25%, (100, 02/27/25) (e) (h)	200	197
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	200	170
Volcan Compañía Minera S.A.A.
4.38%, 02/11/26 (f)	200	205
Yamana Gold Inc.
4.63%, 12/15/27	100	110
		8,169
Utilities 0.2%
AES Gener S.A.
7.13%, 03/26/79 (e)	200	215
Cameron LNG, LLC
3.30%, 01/15/35 (f)	180	185
Capex SA
6.88%, 05/15/24 (e)	100	88
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (e)	200	208
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	250	209
FirstEnergy Corp.
4.40%, 07/15/27 (k) (l)	120	129
7.38%, 11/15/31	660	883
Pacific Gas And Electric Company
2.50%, 02/01/31	60	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.30%, 08/01/40	20	18
3.50%, 08/01/50	50	44
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (e)	181	203
		2,238
Total Corporate Bonds And Notes (cost $334,917)		357,755
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.40%, (1 Month USD LIBOR + 0.28%), 07/25/36 (k) (m)	2,588	2,173
Amerihome Mortgage Company, LLC
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26	1,700	1,651
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,749
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,934
Apidos CLO XXIV
Series 2016-DR-24A, 6.02%, (3 Month USD LIBOR + 5.80%), 10/21/30 (m)	500	464
AREIT Trust
Series 2019-D-CRE3, 2.76%, (1 Month USD LIBOR + 2.65%), 07/14/22 (k) (m)	350	344
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	376
Bain Capital Credit Clo 2019-3 Ltd
Series 2019-E-3A, 7.36%, (3 Month USD LIBOR + 7.15%), 10/21/32 (m)	500	502
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 03/15/34 (m)	569	559
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.38%, 07/28/27 (m)	1,080	1,038
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 09/17/21 (m)	1,250	1,241
Series 2019-D-CRE5, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/22 (m)	484	482
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (m)	1,120	70
Barings CLO Ltd
Series 2018-E-3A, 5.97%, (3 Month USD LIBOR + 5.75%), 07/20/29 (m)	500	466
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.66%, (1 Month USD LIBOR + 3.55%), 07/15/37 (k) (m)	470	456
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.81%, 07/17/28 (m)	377	334
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	350
BHP Trust
Series 2019-E-BXHP, REMIC, 2.68%, (1 Month USD LIBOR + 2.57%), 08/15/21 (m)	132	131
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 3.71%, (1 Month USD LIBOR + 3.60%), 04/15/21 (m)	481	457
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 07/15/34 (k) (m)	425	424
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (m)	252	247
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.70%, (3 Month USD LIBOR + 5.50%), 01/30/31 (m)	700	634
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.54%, (3 Month USD LIBOR + 5.35%), 05/15/31 (m)	1,000	880
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,263
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (k)	1,149	886
CF Trust
Series 2019-F-MF1, REMIC, 3.06%, (1 Month USD LIBOR + 2.95%), 08/16/21 (m)	505	499
Chenango Park CLO, Ltd
Series 2018-D-1A, 6.04%, (3 Month USD LIBOR + 5.80%), 04/15/30 (m)	1,000	966
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.64%, 05/25/35 (m)	270	222
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,284	950
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 6.14%, (3 Month USD LIBOR + 6.00%), 04/25/33 (m)	500	486
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (m)	291	283
Series 2018-F-TBR, REMIC, 3.76%, (1 Month USD LIBOR + 3.65%), 12/15/36 (m)	524	498
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-D-C6, REMIC, 5.07%, 11/10/51 (m)	350	337
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.18%, (1 Month USD LIBOR + 0.06%), 08/25/45 (k) (m)	3,165	2,597
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (g) (m)	1,000	310
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.53%, 08/12/25 (m)	217	228
COMM 2016-CCRE28 Mortgage Trust
Series 2016-D-CR28, REMIC, 3.89%, 12/12/25 (m)	313	316
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.28%, (1 Month USD LIBOR + 2.18%), 09/15/33 (m)	1,000	980
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	192	193
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.11%, (1 Month USD LIBOR + 7.00%), 12/15/21 (m)	560	544
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (m)	344	369
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.95%, 05/15/26 (m)	1,000	841
CSMC Trust
Series 2017-F-CHOP, REMIC, 4.46%, (1 Month USD LIBOR + 4.35%), 07/15/32 (k) (m)	880	731
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.38%, (1 Month USD LIBOR + 0.26%), 12/25/36 (k) (m)	314	295
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.61%, (1 Month USD LIBOR + 0.50%), 08/26/33 (k) (m)	110	104
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 0.56%, (1 Month USD LIBOR + 0.44%), 05/25/35 (k) (m)	11	9
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	211	218
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 5.94%, (3 Month USD LIBOR + 5.75%), 08/15/31 (f) (m)	500	478
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	293
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 3.96%, 12/12/24 (m)	99	96
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 8.92%, (1 Month USD LIBOR + 8.80%), 01/25/23 (m)	1,000	1,035
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (m)	500	496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.06%, (1 Month USD LIBOR + 2.95%), 04/19/21 (k) (m)	246	244
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.68%, (1 Month USD LIBOR + 0.56%), 11/25/45 (k) (m)	437	316
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	765
Series 2018-C-SRP5, REMIC, 3.86%, (1 Month USD LIBOR + 3.75%), 09/15/31 (k) (m)	718	194
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (m)	507	345
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,886	1,315
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 05/17/21 (k) (m)	493	486
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/21	250	254
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.82%, (3 Month USD LIBOR + 6.60%), 10/22/29 (m)	1,000	948
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (k)	3,000	3,017
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	920	812
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, REMIC, 4.01%, (1 Month USD LIBOR + 3.90%), 11/15/21 (m)	401	368
HPS Loan Management, Ltd.
Series 13A-E-18, 5.74%, (3 Month USD LIBOR + 5.50%), 10/15/30 (m)	900	828
Series 6A-DR-2015, 5.30%, (3 Month USD LIBOR + 5.10%), 02/05/31 (f) (m)	1,000	893
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 10/25/35 (k) (m)	320	311
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	86
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (m)	85	86
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (m)	99	97
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (m)	104	98
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (m)	114	103
Series 2011-E-C3, REMIC, 5.79%, 02/16/46 (m)	334	87
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (m)	1,650	1,538
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/21 (m)	582	571
Series 2019-G-MFP, REMIC, 4.16%, (1 Month USD LIBOR + 4.05%), 07/15/21 (m)	347	333
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (m)	347	1
JetBlue 2019-1 Class B Pass Through Trust
Series 2019-B-1, 8.00%, 11/15/27	944	1,077
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (m)	650	493
Keycorp Student Loan Trust
Series 2005-2C-A, 1.49%, (3 Month USD LIBOR + 1.30%), 12/27/38 (m)	356	338
LCM XVII Limited Partnership
Series ER-17A, 6.24%, (3 Month USD LIBOR + 6.00%), 10/15/31 (m)	500	450
LCM XX Limited Partnership
Series ER-20A, 5.67%, (3 Month USD LIBOR + 5.45%), 10/20/27 (m)	500	462
Legacy Mortgage Asset Trust
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (k)	4,700	4,696
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (k)	4,100	4,162
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.62%, (1 Month USD LIBOR + 0.50%), 09/25/36 (m)	1,016	539
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.43%, (1 Month USD LIBOR + 0.31%), 03/25/37 (m)	11,494	1,735
Interest Only, Series 2007-2A13-2, REMIC, 6.57%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (m)	11,416	3,038
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (k)	3,000	2,926
Loandepot GMSR Trust
Series 2018-A-GT1, 2.91%, (1 Month USD LIBOR + 2.80%), 10/16/23 (m)	2,000	1,993
Madison Park Funding Ltd
Series 2021-E-48A, 0.00%, (3 Month USD LIBOR + 6.25%), 04/19/33 (m)	1,000	985
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.02%, (3 Month USD LIBOR + 5.80%), 10/22/30 (m)	500	474
Madison Park Funding XLV Ltd
Series 2020-E-45A, 7.64%, (3 Month USD LIBOR + 7.40%), 07/15/31 (m)	500	502
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.94%, (3 Month USD LIBOR + 6.70%), 01/15/33 (m)	500	494
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 5.62%, (1 Month USD LIBOR + 5.50%), 05/14/21 (m)	1,500	1,463
Series 2019-F-2, REMIC, 3.37%, (1 Month USD LIBOR + 3.25%), 10/25/21 (m)	1,300	1,308
Mello Warehouse Securitization Trust 2020-1
Series 2020-F-1, REMIC, 4.12%, (1 Month USD LIBOR + 4.00%), 10/26/22 (m)	2,000	2,000
Series 2020-G-1, REMIC, 5.62%, (1 Month USD LIBOR + 5.50%), 10/26/22 (m)	4,000	4,000
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	199	215
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.30%, (1 Month USD LIBOR + 0.18%), 10/25/36 (k) (m)	4,972	2,174
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-D-MART, REMIC, 3.31%, 09/15/21	241	236
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.16%, 03/11/23 (m)	268	253
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	2,900	1,324
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 08/15/34 (m)	520	521
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.72%, (3 Month USD LIBOR + 5.50%), 10/21/30 (m)	1,000	952
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (m)	520	514
Series 2019-E-FAME, REMIC, 4.54%, 08/15/24 (m)	370	352
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	201
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 5.97%, (3 Month USD LIBOR + 5.75%), 10/18/27 (f) (m)	500	489
New Residential Mortgage Loan Trust 2019-NQM3
Series 2019-B1-NQM3, REMIC, 4.65%, 07/25/49 (m)	4,886	4,893
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 02/25/36 (k) (m)	7,743	1,980

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (k)	3,438	1,433
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.44%, (1 Month USD LIBOR + 0.32%), 10/25/36 (k) (m)	4,075	2,901
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 7.00%, (3 Month USD LIBOR + 6.80%), 05/12/31 (m)	500	488
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.97%, (3 Month USD LIBOR + 5.75%), 07/17/30 (m)	500	470
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (f) (m)	1,500	369
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	917	797
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26 (p)	4,000	4,000
Radnor Ltd
Series 2020-M1C-1, 1.87%, (1 Month USD LIBOR + 1.75%), 01/25/30 (f) (m)	550	542
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (k)	340	344
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.64%, (1 Month USD LIBOR + 0.53%), 08/25/36 (k) (m)	316	309
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53 (g)	—	1,533
Series 2021-D2-A, 3.86%, 01/15/53	290	285
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (g)	50	1,408
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (m)	100	806
Series 2018-R1-A, 0.00%, 02/25/42 (f) (g) (m)	21	845
Series 2018-R2-A, 0.00%, 02/25/42 (g) (m)	6	250
Series 2019-R1-B, 0.00%, 08/17/48 (g) (m)	42	997
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	396	415
Sound Point CLO XXIII
Series 2019-E-2A, 6.95%, (3 Month USD LIBOR + 6.71%), 04/15/32 (m)	500	489
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/25/24 (m)	1,200	1,218
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.15%, 01/25/35 (m)	1,602	1,579
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 07/15/30 (m)	500	463
Series 2014-ER2-3A, 6.44%, (3 Month USD LIBOR + 6.22%), 10/22/31 (m)	500	451
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,271
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (k)	2,400	2,281
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.88%, 03/17/28 (m)	353	377
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	1,095	1,094
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	542	548
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	231	234
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (m)	790	757
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (m)	331	326
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	826	825
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (m)	942	929
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	2,203	2,186
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (m)	1,800	1,757
Venture XX CLO Ltd
Series 2015-CR-20A, 2.14%, (3 Month USD LIBOR + 1.90%), 04/15/27 (m)	1,000	1,000
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (k)	2,000	1,999
Voya CLO Ltd
Series 2019-E-2A, 6.82%, (3 Month USD LIBOR + 6.60%), 07/20/32 (m)	500	495
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (m)	293	290
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	442
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (f) (k)	842	846
Total Non-U.S. Government Agency Asset-Backed Securities (cost $152,860)		146,869
GOVERNMENT AND AGENCY OBLIGATIONS 10.5%
Sovereign 3.5%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (e)	300	298
7.25%, 03/15/33 (f)	350	348
Commonwealth of Australia
3.00%, 03/21/47, AUD (e)	2,080	1,670
1.75%, 06/21/51, AUD (e)	870	525
Ghana, Government of
8.95%, 03/26/51 (f)	250	237
Gobierno de la Provincia de Buenos Aires
0.00%, 06/15/27 (a) (f) (n)	310	114
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	137,550	6,771
8.00%, 11/07/47, MXN	47,190	2,360
Kuwait, Government of
3.50%, 03/20/27 (f)	200	221
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	278
7.95%, 10/07/26, RUB	20,060	281
8.15%, 02/03/27, RUB	152,933	2,164
6.00%, 10/06/27, RUB	32,050	407
7.05%, 01/19/28, RUB	124,715	1,668
6.90%, 05/23/29, RUB	168,970	2,233
7.65%, 04/10/30, RUB	29,130	405
7.70%, 03/23/33 - 03/16/39, RUB	264,026	3,702
7.25%, 05/10/34, RUB	101,790	1,368
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (f)	290	331
6.13%, 06/15/33 (f)	200	204
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	225
5.00%, 01/27/45	830	785
Presidencia De La Nacion
1.00%, 07/09/29	95	34
0.13%, 07/09/30 - 01/09/38 (k)	1,966	622
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (f)	200	208
5.88%, 01/30/60 (f)	210	199
The Arab Republic of Egypt
5.75%, 05/29/24 (f)	280	293
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	78
3.31%, 11/30/25, CNY	2,000	313
3.48%, 06/29/27, CNH	4,000	633
4.29%, 05/22/29, CNH	1,000	168
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	20,105,000	1,506
7.00%, 05/15/27 - 09/15/30, IDR	49,544,000	3,510
9.00%, 03/15/29, IDR	10,524,000	824
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,461
6.50%, 02/15/31, IDR	2,029,000	136
7.38%, 05/15/48, IDR	10,370,000	710
		38,290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 3.2%
Treasury, United States Department of
1.13%, 08/15/40	800	651
1.38%, 11/15/40 - 08/15/50	2,330	1,944
1.88%, 02/15/41 - 02/15/51	2,350	2,097
2.00%, 02/15/50	610	559
1.25%, 05/15/50 (b)	4,680	3,537
1.63%, 11/15/50	31,540	26,307
		35,095
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 5.99%, (6.10% - (1 Month USD LIBOR * 1)), 10/15/42 (m)	4,512	817
Series 2017-B1-DNA2, REMIC, 5.26%, (1 Month USD LIBOR + 5.15%), 10/25/29 (m)	410	439
Series SW-4170, REMIC, 3.94%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (m)	1,481	1,488
Interest Only, Series SG-3972, REMIC, 5.79%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (m)	6,585	1,057
Series MS-4096, REMIC, 2.51%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (m)	672	587
Series SB-4118, REMIC, 2.57%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (m)	340	245
Series SJ-4141, REMIC, 4.63%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (m)	446	393
Series ST-4666, REMIC, 6.80%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (m)	577	583
Series 2019-B1-DNA3, REMIC, 3.36%, (1 Month USD LIBOR + 3.25%), 07/26/49 (m)	1,400	1,396
Series 2020-B1-DNA3, REMIC, 5.21%, (1 Month USD LIBOR + 5.10%), 06/27/50 (m)	250	257
Interest Only, Series KI-5038, REMIC, 2.00%, 11/25/50	11,569	1,405
Series 2020-B1-DNA6, REMIC, 3.02%, (SOFR + 3.00%), 12/27/50 (m)	250	246
Series 2021-M2-MN1, REMIC, 3.79%, (SOFR + 3.75%), 01/25/51 (m)	500	518
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.11%, (1 Month USD LIBOR + 5.00%), 07/25/25 (m)	33	33
Series 2017-1M2-C07, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 05/28/30 (m)	265	266
Series 2018-1B1-C06, REMIC, 3.86%, (1 Month USD LIBOR + 3.75%), 03/25/31 (m)	340	339
Series 2020-1M2-R01, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 01/25/40 (m)	400	399
Series 2012-GS-125, REMIC, 2.56%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (m)	2,338	1,965
Series 2012-US-137, REMIC, 5.26%, (5.40% - (1 Month USD LIBOR * 1.2)), 12/25/42 (m)	857	808
Series 2013-NS-26, REMIC, 5.26%, (5.40% - (1 Month USD LIBOR * 1.2)), 04/25/43 (m)	6	6
Series 2013-CS-59, REMIC, 3.88%, (4.00% - (1 Month USD LIBOR * 1)), 06/25/43 (m)	1,391	1,225
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	299	312
Interest Only, Series 2018-SA-54, REMIC, 6.14%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (m)	4,652	861
Interest Only, Series 2020-AS-54, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (m)	4,000	864
Interest Only, Series 2020-SA-74, REMIC, 4.08%, (4.10% - (SOFR * 1)), 10/25/50 (m)	7,580	1,120
Interest Only, Series 2020-SA-77, REMIC, 4.06%, (4.10% - (SOFR * 1)), 11/25/50 (m)	9,632	1,443
Interest Only, Series 2020-SB-77, REMIC, 4.06%, (4.10% - (SOFR * 1)), 11/25/50 (m)	6,777	1,011
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.65%, 01/20/42 (m)	7,439	261
Interest Only, Series 2015-MS-80, REMIC, 6.14%, (6.25% - (1 Month USD LIBOR * 1)), 06/20/45 (m)	4,062	870
Interest Only, Series 2018-HS-97, REMIC, 6.09%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (m)	505	79
Interest Only, Series 2018-SD-91, REMIC, 6.09%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (m)	3,567	490
Interest Only, Series 2018-SA-111, REMIC, 4.44%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (m)	6,563	685
Interest Only, Series 2018-SH-105, REMIC, 6.14%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (m)	3,550	542
Interest Only, Series 2018-SK-124, REMIC, 6.09%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (m)	3,796	618
Interest Only, Series 2018-SA-166, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (m)	6,314	888
Interest Only, Series 2019-SH-92, REMIC, 5.99%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (m)	4,326	624
Interest Only, Series 2020-SA-115, REMIC, 4.09%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (m)	5,791	851
Interest Only, Series 2020-BS-112, REMIC, 6.14%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (m)	5,809	1,058
Interest Only, Series 2020-SH-146, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (m)	3,942	906
Interest Only, Series 2020-SD-167, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (m)	3,954	945
Interest Only, Series 2020-SU-189, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (m)	3,480	887
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (m)	3,948	972
Interest Only, Series 2020-S-133, REMIC, 6.23%, (6.25% - (SOFR * 1)), 09/20/50 (m)	3,899	993
		31,752
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,652
3.40%, 03/01/30	1,500	1,674
3.24%, 01/01/33	1,194	1,321
		4,647
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.85%, 12/25/27 (m)	19,421	810
Interest Only, Series 2020-X2-M13, REMIC, 1.30%, 09/25/30 (m)	4,650	408
Interest Only, Series 2019-X2-M21, REMIC, 1.34%, 02/25/31 (m)	4,195	438
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (m)	4,496	439
Interest Only, Series 2020-X4-M10, REMIC, 0.87%, 07/25/32 (m)	14,219	1,050
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (m)	5,245	469
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (m)	5,739	481
		4,095
U.S. Treasury Note 0.1%
Treasury, United States Department of
0.25%, 09/30/25	80	78
0.50%, 04/30/27 (b)	790	757
0.63%, 12/31/27	60	57
1.13%, 02/15/31	560	529
		1,421
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (k)	60	56
Illinois, State of
5.10%, 06/01/33	250	281

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Regents of the University of California
3.71%, 05/15/20	20	19
		356
Total Government And Agency Obligations (cost $119,711)		115,656
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Information Technology 0.4%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (m)	136	134
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (m)	190	191
Applied Systems, Inc.
2021 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 09/19/25 (m) (q)	435	437
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 7.13%, (1 Month USD LIBOR + 7.00%), 12/31/21 (m)	55	54
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (m)	198	196
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (m)	160	153
Constant Contact Inc
Second Lien Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 02/10/29 (g) (m)	520	512
Cvent, Inc.
1st Lien Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 11/30/24 (m)	513	498
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.11%, (1 Month USD LIBOR + 7.00%), 02/16/29 (m)	200	201
Dell International L.L.C.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (m) (q)	57	56
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (m)	310	289
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (m)	280	284
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (m)	130	130
Mitchell International, Inc.
2017 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 12/01/25 (m)	330	329
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (m)	346	346
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (m)	304	292
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 02/14/28 (m)	185	187
Western Digital Corporation
2018 Term Loan B4, 1.87%, (3 Month USD LIBOR + 1.75%), 04/29/23 (m)	224	223
		4,512
Communication Services 0.3%
Altice France S.A.
USD Term Loan B12, 3.79%, (3 Month USD LIBOR + 3.69%), 01/31/26 (m)	77	76
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (m)	1,263	1,248
Charter Communications Operating, LLC
2019 Term Loan B1, 1.86%, (1 Month USD LIBOR + 1.75%), 04/30/25 (m)	141	140
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (m) (q)	97	82
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (m)	25	25
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (m)	164	166
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/01/27 (m) (q)	108	106
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (n)	1,681	1,501
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (g) (m)	105	105
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 03/15/26 (m)	158	158
Virgin Media Bristol LLC
USD Term Loan N, 2.51%, (1 Month USD LIBOR + 2.50%), 10/03/27 (m)	45	45
		3,652
Consumer Discretionary 0.3%
Alterra Mountain Company
Term Loan B1, 2.86%, (1 Month USD LIBOR + 2.75%), 06/28/24 (m)	29	29
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (m)	47	46
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (m)	395	386
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (m)	116	114
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (m)	39	38
Dhanani Group Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 06/22/25 (m)	40	38
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (m)	1,806	1,776
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 10/25/23 (m)	61	60
McGraw-Hill Global Education Holdings, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/01/24 (m)	853	851
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/17/27 (m)	63	63
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (m)	107	105
		3,506
Financials 0.3%
Asurion LLC
2018 Term Loan B7, 3.11%, (1 Month USD LIBOR + 3.00%), 11/15/24 (m)	49	49
2021 2nd Lien Term Loan B3, 5.36%, (1 Month USD LIBOR + 5.25%), 02/05/28 (m)	65	66
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 06/26/25 (m)	29	29
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (m)	98	81
Term Loan B, 8.25%, (3 Month USD LIBOR + 5.25%), 08/25/23 (m)	166	137
ION Trading Finance Limited
USD Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (m) (q)	175	175
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (m)	136	136
Jane Street Group, LLC
2021 Term Loan, 2.86%, (3 Month USD LIBOR + 2.75%), 01/21/28 (m)	29	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 06/28/24 (g) (m)	7	6
2020 Take Back Term Loan, 4.11%, (3 Month USD LIBOR + 1.00%), 06/30/25 (m)	366	199
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (m)	270	263
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (m) (q)	319	325
2019 Term Loan, 5.25%, (3 Month USD LIBOR + 5.00%), 03/18/26 (m)	108	87
VFH Parent LLC
2019 Term Loan B, 3.11%, (3 Month USD LIBOR + 3.00%), 03/02/26 (m)	8	8
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,088	1,051
		2,641
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (m)	399	386
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (m)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/19/25 (m)	23	23
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (m)	72	72
Curium BidCo S.a r.l.
2020 USD 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 12/31/23 (m)	195	198
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (m)	301	259
Term Loan, 0.00%, (3 Month USD LIBOR + 6.00%), 10/10/25 (m) (q)	315	253
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (m) (q)	90	89
Global Medical Response, Inc.
2017 Term Loan B2, 5.25%, (3 Month USD LIBOR + 4.25%), 09/26/24 (m)	94	93
Milano Acquisition Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (m) (q)	230	229
Phoenix Guarantor Inc.
2020 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 03/05/26 (m)	30	29
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (m)	76	76
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (m)	300	279
		2,006
Industrials 0.1%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (m) (q)	100	102
American Trailer World Corp.
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 02/17/28 (m) (q)	130	129
Convergint Technologies LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 03/18/29 (g) (m) (q)	190	190
Minotaur Acquisition, Inc.
Term Loan B, 5.11%, (1 Month USD LIBOR + 5.00%), 02/27/26 (m)	290	289
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (m)	71	70
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (m)	24	23
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (m)	37	36
		839
Materials 0.1%
Berry Global, Inc.
Term Loan X, 1.90%, (1 Month USD LIBOR + 1.75%), 01/19/24 (m)	43	43
Solenis Holdings LLC
2018 2nd Lien Term Loan, 8.69%, (3 Month USD LIBOR + 8.50%), 06/18/26 (m)	65	65
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (m)	449	423
		531
Consumer Staples 0.0%
Reynolds Consumer Products LLC
Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 01/30/27 (m)	23	23
Triton Water Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (m) (q)	295	294
		317
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (m)	285	270
Total Senior Floating Rate Instruments (cost $18,122)		18,274
OTHER EQUITY INTERESTS 1.2%
Allegro Merger Corp. (a) (d) (r)	10	—
Altaba Inc. (a) (d) (r)	845	12,235
McDermott International, Inc. (a) (d) (r)	484	373
Total Other Equity Interests (cost $31,809)		12,608
PREFERRED STOCKS 0.5%
Information Technology 0.3%
Samsung Electronics Co. Ltd.	54	3,482
Financials 0.1%
Itau Unibanco Holding S.A. (i)	230	1,142
Consumer Staples 0.1%
Embotelladora Andina SA - Preferred Class B	403	1,068
Energy 0.0%
McDermott International, Inc. (a) (d)	—	96
Total Preferred Stocks (cost $3,874)		5,788
WARRANTS 0.1%
ACE Convergence Acquisition Corp. (a)	38	76
Ajax I (a)	32	53
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	83	5
Altitude Acquisition Corp. (a)	6	10
Apollo Strategic Growth Capital (a)	11	13
Artius Acquisition Inc. (a)	54	94
Ascendant Digital Acquisition Corp. (a)	21	21
Avanti Acquisition Corp. (a)	6	7
Bowx Acquisition Corp. (a)	18	38
CHP Merger Corp. (a)	9	7
Churchill Capital Corp IV (a)	2	18
Cohn Robbins Holdings Corp. (a)	4	5
Compagnie Financiere Richemont SA (a)	31	12
CONX Corp. (a)	7	9
Dragoneer Growth Opportunities Corp. (a)	1	1
E.Merge Technology Acquisition Corp. (a)	19	18
Foley Trasimene Acquisition Corp. (a)	5	9
Fusion Acquisition Corp. (a)	40	47
Galileo Acquisition Corp. (a)	61	34
GCM Grosvenor Inc. (a)	68	79
Healthcare Services Acquisition Corporation (a)	3	2
Highcape Capital Acquisition Corp. (a)	19	61
HPX Corp. (a)	21	17
International General Insurance Holdings Ltd. (a)	135	114
Juniper Industrial Holdings, Inc. (a)	5	12
Kaixin Auto Holdings (a)	65	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
KL Acquisition Corp. (a)	31	20
KLDiscovery (a)	47	12
LGL Systems Acquisition Corp. (a)	46	58
Merida Merger Corp. I (a)	60	70
Montes Archimedes Acquisition Corp. (a)	43	37
Thunder Bridge Acquisition II, Ltd (a)	5	11
Trebia Acquisition Corp. (a)	31	46
Tuscan Holdings Corp. (a)	28	22
VG Acquisition Corp. (a)	14	23
Whole Earth Brands, Inc. (a)	34	73
Total Warrants (cost $859)		1,144
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (d)	211	211
Bristol-Myers Squibb Company (a) (g)	25	24
Dyax Corp. (a) (g)	127	12
Pfenex Inc. (a) (d)	24	18
Total Rights (cost $89)		265
SHORT TERM INVESTMENTS 15.2%
Investment Companies 12.9%
JNL Government Money Market Fund, 0.00% (s) (t)	141,787	141,787
U.S. Treasury Bill 2.3%
Treasury, United States Department of
0.09%, 07/29/21 (u)	24,500	24,498
Total Short Term Investments (cost $166,284)		166,285
Total Investments 120.9% (cost $1,228,941)		1,326,049
Total Securities Sold Short (22.9)% (proceeds $214,416)		(250,837)
Total Purchased Options 0.1% (cost $998)		710
Other Derivative Instruments (0.7)%		(7,605)
Other Assets and Liabilities, Net 2.6%		28,672
Total Net Assets 100.0%		1,096,989

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $158,024 and 14.4% of the Fund.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $4,000.

(q) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(u) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (22.9%)
COMMON STOCKS (18.8%)
Information Technology (6.5%)
Akamai Technologies, Inc.	(4)	(440)
Alteryx, Inc. - Class A	(2)	(179)
ams AG	(16)	(320)
Avaya Holdings Corp.	(47)	(1,306)
Bentley Systems, Incorporated - Class B	(9)	(442)
Coupa Software Incorporated	(4)	(930)
CrowdStrike Holdings, Inc. - Class A	(24)	(4,372)
CSG Systems International, Inc.	(4)	(174)
CyberArk Software Ltd.	(3)	(433)
Delivery Hero SE	(6)	(828)
DocuSign, Inc.	—	(89)
Dye & Durham Limited	(6)	(181)
Envestnet, Inc.	(5)	(385)
Everbridge, Inc.	(1)	(126)
Fastly, Inc. - Class A	(88)	(5,924)
FuboTV Inc.	(18)	(395)
I3 Verticals, Inc. - Class A	(23)	(722)
II-VI Incorporated	(19)	(1,289)
Impinj, Inc.	(28)	(1,585)
Itron Inc.	(3)	(301)
J2 Cloud Services, LLC	(49)	(5,919)
Kaleyra, Inc.	(4)	(59)
LivePerson, Inc.	(26)	(1,369)
Marvell Technology Group Ltd	(1)	(56)
Micron Technology, Inc.	(99)	(8,766)
MicroStrategy Inc. - Class A	(1)	(619)
Mitek Systems, Inc.	(29)	(420)
NetApp, Inc.	(73)	(5,325)
Nuance Communications, Inc.	(50)	(2,187)
Nutanix, Inc. - Class A	(3)	(89)
OSI Systems Inc.	(5)	(517)
Palo Alto Networks, Inc.	(4)	(1,204)
Perficient, Inc.	(19)	(1,099)
PROS Holdings, Inc.	(22)	(952)
Pure Storage, Inc. - Class A	(17)	(365)
Rambus Inc.	(35)	(686)
Rapid7, Inc.	(12)	(906)
Seagate Technology Public Limited Company	(88)	(6,743)
SMART Global Holdings, Inc.	(23)	(1,073)
Splunk Inc.	(3)	(457)
Synaptics Incorporated	(17)	(2,301)
Verint Systems Inc.	(37)	(1,691)
Vishay Intertechnology Inc.	(24)	(570)
Zoom Video Communications, Inc. - Class A	(15)	(4,889)
Zscaler, Inc.	(15)	(2,622)
		(71,305)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Consumer Discretionary (4.1%)
Airbnb, Inc. - Class A	(4)	(746)
AutoZone, Inc.	(1)	(1,994)
Best Buy Co., Inc.	(85)	(9,795)
Burlington Stores Inc.	(11)	(3,269)
Copa Holdings, S.A. - Class A	(25)	(2,002)
Draftkings Inc. - Class A	(9)	(524)
Fiverr International Ltd	(3)	(718)
Groupon, Inc.	(8)	(421)
Guess Inc.	(68)	(1,593)
Magnite, Inc.	(9)	(360)
Marriott Vacations Worldwide Corporation	(6)	(1,103)
NIO, Inc. - Class A-ADR	(18)	(694)
Peloton Interactive, Inc. - Class A	(3)	(376)
RH	(18)	(10,759)
Royal Caribbean Cruises Ltd.	(14)	(1,180)
Stride, Inc.	(12)	(363)
The Goodyear Tire & Rubber Company	(7)	(132)
The Home Depot, Inc.	(19)	(5,950)
The RealReal, Inc.	(12)	(282)
Wayfair Inc. - Class A	(4)	(1,209)
Winnebago Industries Inc.	(18)	(1,349)
		(44,819)
Health Care (2.9%)
1Life Healthcare, Inc.	(15)	(580)
Accolade Inc.	(7)	(296)
Aerie Pharmaceuticals, Inc.	(34)	(600)
Avadel Pharmaceuticals Public Limited Company - ADR	(72)	(651)
BioMarin Pharmaceutical Inc.	(6)	(489)
Bridgebio Pharma, Inc.	(10)	(602)
Canopy Growth Corporation	(22)	(694)
Coherus Biosciences, Inc.	(47)	(689)
Collegium Pharmaceutical, Inc.	(29)	(676)
Conmed Corp.	(12)	(1,604)
Cryoport, Inc.	(43)	(2,246)
Cutera Inc.	(18)	(531)
DexCom Inc.	(8)	(2,870)
Flexion Therapeutics, Inc.	(22)	(199)
Gossamer Bio, Inc.	(54)	(502)
Health Catalyst, Inc.	(19)	(903)
Icon Public Limited Company	(1)	(117)
Innoviva, Inc.	(28)	(334)
Intercept Pharmaceuticals, Inc.	(7)	(163)
Invacare Corp.	(25)	(203)
Ironwood Pharmaceuticals, Inc. - Class A	(68)	(762)
Jazz Pharmaceuticals Public Limited Company	(9)	(1,381)
Kadmon Holdings, Inc.	(56)	(217)
Karyopharm Therapeutics Inc.	(73)	(769)
Ligand Pharmaceuticals Incorporated	(4)	(616)
MannKind Corporation	(204)	(799)
Mesa Laboratories, Inc.	(1)	(324)
Nevro Corp.	(3)	(435)
NuVasive Inc.	(12)	(815)
Omeros Corporation	(56)	(1,005)
PetIQ, Inc. - Class A	(36)	(1,257)
Pharming Group N.V.	(100)	(130)
Pphm, Inc.	(25)	(452)
Revance Therapeutics Inc.	(37)	(1,036)
Smiledirectclub, Inc. - Class A	(66)	(683)
Tabula Rasa HealthCare Inc.	(10)	(448)
Tandem Diabetes Care Inc.	(48)	(4,242)
Varex Imaging Corporation	(56)	(1,149)
Zogenix, Inc.	(44)	(860)
		(32,329)
Industrials (1.4%)
Air Transport Services Group, Inc.	(37)	(1,072)
American Airlines Group Inc.	(94)	(2,236)
Atlas Air Worldwide Holdings, Inc.	(28)	(1,667)
Atlas Corp.	(34)	(468)
Canadian Pacific Railway Limited	(5)	(1,953)
FuelCell Energy, Inc.	(120)	(1,733)
Gol Linhas Aéreas Inteligentes SA - ADR	(24)	(187)
Greenbrier Cos. Inc.	(16)	(740)
Kaman Corp.	(13)	(675)
Parsons Corporation	(19)	(758)
Patrick Industries, Inc.	(13)	(1,098)
Plug Power Inc.	(89)	(3,188)
Uber Technologies, Inc.	(2)	(117)
		(15,892)
Communication Services (1.1%)
Bandwidth Inc. - Class A	(2)	(234)
Charter Communications, Inc. - Class A	(1)	(376)
Cinemark Holdings, Inc.	(113)	(2,308)
Dish Network Corporation - Class A	(31)	(1,113)
Eventbrite, Inc. - Class A	(23)	(517)
Expedia Group, Inc.	(3)	(469)
IMAX Corporation	(16)	(323)
Liberty Media Corporation - Series C	(29)	(1,261)
Live Nation Entertainment, Inc.	(21)	(1,800)
Marcus Corp.	(64)	(1,283)
Sirius XM Holdings Inc.	(168)	(1,025)
Softbank Corp.	(12)	(160)
TechTarget, Inc.	(12)	(855)
Zynga Inc. - Class A	(31)	(313)
		(12,037)
Financials (1.0%)
Element Fleet Management Corp.	(60)	(662)
Encore Capital Group, Inc.	(68)	(2,720)
EZCORP, Inc. - Class A	(45)	(225)
Grupo Financiero Inbursa, S.A.B. de C.V.	(553)	(502)
Hope Bancorp, Inc.	(10)	(155)
Huntington Bancshares Incorporated	(23)	(363)
LendingTree, Inc.	(1)	(318)
S&P Global Inc.	(1)	(283)
The PRA Group, Inc.	(19)	(693)
Trupanion Inc.	(60)	(4,559)
Two Harbors Investment Corp.	(32)	(237)
Voya Financial, Inc.	(2)	(119)
		(10,836)
Real Estate (0.8%)
Arbor Realty Trust, Inc.	(43)	(679)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(13)	(714)
Innovative Industrial Properties, Inc.	(20)	(3,680)
Pebblebrook Hotel Trust	(30)	(720)
PennyMac Mortgage Investment Trust	(33)	(653)
Redfin Corporation	(6)	(386)
Redwood Trust Inc.	(14)	(151)
Summit Hotel Properties Inc.	(63)	(642)
The GEO Group, Inc.	(118)	(916)
		(8,541)
Consumer Staples (0.6%)
Beyond Meat, Inc.	(5)	(595)
Herbalife Nutrition Ltd.	(12)	(523)
Just Eat Takeaway.Com N.V.	(3)	(234)
The Chefs' Warehouse, Inc.	(26)	(794)
Turning Point Brands, Inc.	(30)	(1,545)
United Natural Foods Inc.	(81)	(2,657)
		(6,348)
Materials (0.2%)
Antofagasta PLC	(51)	(1,187)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(50)	(257)
MP Materials Corp. - Class A	(13)	(474)
Pretium Resources Inc.	(13)	(140)
Umicore	(7)	(368)
		(2,426)
Energy (0.2%)
Centennial Resource Development, LLC - Class A	(66)	(275)
Green Plains Renewable Energy Inc.	(24)	(656)
Helix Energy Solutions Group, Inc.	(219)	(1,104)
Oil States International Inc.	(10)	(61)
SFL Corporation Ltd.	(9)	(71)
		(2,167)
Total Common Stocks (proceeds $173,142)		(206,700)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES (1.5%)
iShares MSCI Emerging Market UCITS ETF	(42)	(2,150)
iShares MSCI Emerging Markets ETF	(40)	(2,139)
iShares MSCI India Index Fund	(35)	(1,469)
iShares MSCI South Africa ETF	(15)	(729)
iShares MSCI South Korea ETF	(53)	(4,787)
iShares Russell 2000 Growth ETF	(2)	(593)
SPDR S&P 500 ETF	(6)	(2,273)
VanEck Vectors Russia ETF	(75)	(1,930)
Total Investment Companies (proceeds $13,248)		(16,070)
CORPORATE BONDS AND NOTES (0.1%)
Energy (0.1%)
Devon Energy Corporation
5.85%, 12/15/25	(272)	(318)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(225)	(249)
Total Corporate Bonds And Notes (proceeds $527)		(567)
SHORT TERM INVESTMENTS (2.5%)
Treasury Securities (2.5%)
Treasury, United States Department of
0.03%, 06/03/21	(27,500)	(27,500)
Total Short Term Investments (proceeds $27,499)		(27,500)
Total Securities Sold Short (22.9%) (proceeds $214,416)		(250,837)

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	208	207	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	206	215	—
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	205	205	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	04/23/20	235	282	0.1
Alibaba Group Holding Limited	01/14/21	1,371	1,288	0.1
ams AG, 2.13%, 11/03/27	02/09/21	2,112	1,885	0.2
Banco Bilbao Vizcaya Argentaria, S.A., 8.88% (callable at 102, 04/14/21)	03/22/17	215	235	—
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	203	212	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	03/02/21	344	344	0.1
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	189	205	—
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	166	158	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	05/30/19	206	219	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	03/13/18	635	598	0.1
BNP Paribas, 6.13% (callable at 100, 06/17/22)	03/22/17	284	321	0.1
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	05/06/20	158	200	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	213	—
C10 Capital (SPV) Limited, 4.96% (callable at 100, 06/28/21)	06/27/19	199	200	—
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	298	0.1
Capex SA, 6.88%, 05/15/24	02/10/20	93	88	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	191	174	—
CIFI Holdings (Group) Co. Ltd., 5.38% (callable at 100, 08/24/22)	04/22/20	177	204	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	1,790	1,670	0.2
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	619	525	0.1
Cooperatieve Rabobank U.A., 4.63% (callable at 100, 12/29/25)	11/10/20	757	769	0.1
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	03/06/18	508	476	0.1
Credit Agricole SA, 6.50% (callable at 100, 06/23/21)	05/23/17	280	297	0.1
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	373	390	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	06/07/19	199	180	—
CSN Islands XII Corp, 7.00% (callable at 100, 06/23/21)	05/30/19	178	200	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	03/22/17	504	561	0.1
Delivery Hero SE, 1.50%, 01/15/28	02/03/21	2,608	2,367	0.2
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	04/14/20	176	208	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	211	209	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	207	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	207	208	—
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/24	07/31/20	187	201	—
Intesa Sanpaolo S.p.A., 5.88% (callable at 100, 09/01/31)	11/10/20	750	789	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	234	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	01/27/21	1,424	1,345	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	177	193	—
Lippo Malls Indonesia Retail Trust, 7.25%, 06/19/24	02/03/21	202	204	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	213	—
Metinvest B.V., 7.75%, 10/17/29	05/07/20	142	210	—
PERU LNG, 5.38%, 03/22/30	04/16/20	119	179	—
Pharming Group N.V., 3.00%, 01/21/25	10/27/20	795	793	0.1
PT ABM Investama Tbk., 7.13%, 08/01/22	01/06/21	184	177	—
PT. Bayan Resources, Tbk, 6.13%, 01/24/23	06/15/20	180	204	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/22)	12/06/19	192	196	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	196	182	—
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	179	203	—
TBLA International Pte. Ltd., 7.00%, 01/24/23	11/30/20	197	172	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	259	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	02/01/21	187	192	—
TMB Bank Public Company Limited, 4.90% (callable at 100, 12/02/24)	12/14/20	194	200	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	03/05/20	184	96	—
UBS Group Funding (Switzerland) AG, 5.75% (callable at 100, 02/19/22)	03/28/17	219	243	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	205	230	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	164	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	04/14/20	134	197	—
Walnut Bidco PLC, 9.13%, 08/01/24	02/25/20	206	212	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	204	174	—
		23,828	23,480	2.1

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	34	1

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	97	September 2023		24,019	(6)	(18)
90 Day Eurodollar	891	December 2023		220,526	(78)	(460)
AUD/USD Spot Rate	76	June 2021		5,871	7	(94)
Australia 10 Year Bond	82	June 2021	AUD	11,421	(3)	(74)
CAD/USD Spot Rate	39	June 2021		3,088	16	15
JPY/USD Spot Rate	93	June 2021		10,710	(38)	(206)
MXN/USD Spot Rate	161	June 2021		3,786	26	121
RUB/USD Spot Rate	154	June 2021		5,155	15	(114)
United States 5 Year Note	1,116	July 2021		138,880	(183)	(1,167)
United States Long Bond	1,262	June 2021		202,770	(551)	(7,673)
United States Ultra Bond	40	June 2021		7,433	(43)	(185)
					(838)	(9,855)
Short Contracts
90 Day Eurodollar	(286)	June 2021		(70,685)	(4)	(689)
90 Day Eurodollar	(185)	December 2021		(46,147)	—	20
EUR/USD Spot Rate	(74)	June 2021		(11,040)	(6)	179
Euro Bund	(532)	June 2021	EUR	(91,426)	(172)	364
Euro Buxl 30 Year Bond	(4)	June 2021	EUR	(841)	(4)	20
GBP/USD Spot Rate	(60)	June 2021		(5,228)	(21)	60
Italy Government BTP Bond	(43)	June 2021	EUR	(6,405)	(13)	(18)
Long Gilt	(68)	June 2021	GBP	(8,750)	1	104
United States 10 Year Note	(817)	June 2021		(109,424)	204	2,448
United States 10 Year Ultra Bond	(18)	June 2021		(2,648)	6	62
United States 2 Year Note	(62)	July 2021		(13,696)	3	11
					(6)	2,561

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(S)	05/15/27	85,638	134	4,487
3M LIBOR (Q)	Receiving	1.35	(S)	02/15/28	3,367	5	24
3M LIBOR (Q)	Receiving	1.25	(S)	02/15/28	10,890	16	140
3M LIBOR (Q)	Receiving	0.71	(S)	05/20/30	12,129	16	1,062
3M LIBOR (Q)	Receiving	0.69	(S)	06/24/30	13,430	18	1,220
3M LIBOR (Q)	Receiving	0.68	(S)	07/08/30	14,230	19	1,313
3M LIBOR (Q)	Receiving	0.80	(S)	11/15/45	3,937	14	1,004
3M LIBOR (Q)	Receiving	1.23	(S)	02/15/47	543	2	110
3M LIBOR (Q)	Receiving	1.60	(S)	02/15/47	728	3	88
3M LIBOR (Q)	Receiving	1.20	(S)	02/15/47	901	3	184
3M LIBOR (Q)	Receiving	2.25	(S)	02/15/47	1,300	4	(3)
3M LIBOR (Q)	Receiving	2.00	(S)	02/15/47	2,298	6	86
3M LIBOR (Q)	Receiving	1.00	(S)	02/15/47	6,870	24	1,695
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50	520	2	145
3M LIBOR (Q)	Receiving	1.20	(S)	10/07/50	484	2	108
3M LIBOR (Q)	Receiving	2.00	(S)	06/03/51	127	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.05	(S)	06/07/51	384	1	16
3M LIBOR (Q)	Paying	0.19	(S)	06/15/22	21,171	—	(5)
3M LIBOR (Q)	Paying	1.41	(S)	03/01/25	83,433	(8)	(99)
3M LIBOR (Q)	Paying	1.10	(S)	12/18/25	16,179	(1)	(141)
Federal Funds Effective Rate (A)	Receiving	0.26	(A)	05/15/27	8,816	5	467
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45	3,170	(3)	829
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45	1,060	(1)	247
						261	12,982

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.35 (Q)	5.00	12/20/25	(1)	—	—	—
CDX.NA.HY.36 (Q)	5.00	06/20/26	(2,088)	186	9	9
CDX.NA.IG.34 (Q)	1.00	06/20/25	(1,832)	33	1	8
CDX.NA.IG.36 (Q)	1.00	06/20/26	(14,038)	329	19	22
				548	29	39

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Apr. 2021	(15)	EUR	172.00	04/23/21	(1)	—
Euro Bund Future, Jun. 2021	(10)	EUR	172.00	05/21/21	(1)	(2)
Euro Bund Future, May 2021	(10)	EUR	170.50	04/23/21	1	1
Euro Bund Future, May 2021	(10)	EUR	171.50	04/23/21	2	(4)
					1	(5)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Jun. 2021	Call	0.77	04/09/21	3	—
EUR/USD Spot Rate Future, Jun. 2021	Put	1.21	04/09/21	14	61
United States 10 Year Note Future, Jun. 2021	Call	131.25	04/23/21	5	3
United States 10 Year Note Future, Jun. 2021	Put	132.50	04/23/21	5	9
United States 10 Year Note Future, Jun. 2021	Put	131.00	04/23/21	5	4
United States Long Bond Future, Jun. 2021	Call	156.00	04/23/21	20	20
United States Long Bond Future, Jun. 2021	Call	155.00	04/23/21	25	35
United States Long Bond Future, Jun. 2021	Call	154.00	04/23/21	7	14
					146
Options on Securities
American Airlines Group Inc.	Put	10.00	01/20/23	54	6
Analog Devices, Inc.	Call	180.00	06/18/21	104	13
Gol Linhas Aéreas Inteligentes SA	Put	4.00	10/15/21	94	2
Hope Bancorp, Inc.	Call	15.00	04/16/21	8	—
Jazz Pharmaceuticals Public Limited Company	Put	140.00	06/18/21	6	2
Marvell Technology Group Ltd	Call	65.00	08/20/21	354	42
Pershing Square Tontine Holdings, Ltd.	Put	30.00	09/17/21	64	53
Tilray, Inc.	Put	30.00	06/18/21	48	49
Tilray, Inc.	Put	25.00	06/18/21	153	100
					267

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/RUB Spot Rate	GSC	Call	RUB	77.00	06/24/21	1,400,000	36
USD/BRL Spot Rate	MSC	Put	BRL	5.60	06/02/21	740,000	19
USD/CNY Spot Rate	JPM	Put	CNY	6.50	05/20/21	1,480,000	3
USD/COP Spot Rate	GSC	Put	COP	3,500.00	06/11/21	500,000	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
USD/MXN Spot Rate	CGM	Put	MXN	20.45	05/21/21	1,580,000	31
USD/MXN Spot Rate	CIT	Put	MXN	20.60	06/24/21	1,410,000	40
USD/MXN Spot Rate	MSC	Put	MXN	21.00	06/09/21	1,490,000	57
USD/RUB Spot Rate	CGM	Put	RUB	76.00	05/04/21	1,570,000	30
USD/RUB Spot Rate	GSC	Put	RUB	72.46	05/11/21	740,000	3
USD/RUB Spot Rate	GSC	Put	RUB	74.00	06/02/21	1,480,000	17
USD/RUB Spot Rate	GSC	Put	RUB	75.10	04/23/21	1,452,000	15
USD/RUB Spot Rate	GSC	Put	RUB	72.60	05/20/21	790,000	4
USD/RUB Spot Rate	GSC	Put	RUB	72.90	03/31/21	790,000	—
USD/RUB Spot Rate	GSC	Put	RUB	74.50	06/08/21	1,490,000	22
USD/RUB Spot Rate	MSC	Put	RUB	74.72	05/03/21	1,570,000	16
							297

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Jun. 2021	Call	0.79	04/09/21	6	—
AUD/USD Spot Rate Future, Jun. 2021	Call	0.78	05/07/21	5	(2)
CAD/USD Spot Rate Future, Jun. 2021	Call	0.80	04/09/21	3	—
CAD/USD Spot Rate Future, Jun. 2021	Call	0.80	04/09/21	3	(1)
EUR/USD Spot Rate Future, Jun. 2021	Call	1.19	04/09/21	10	—
EUR/USD Spot Rate Future, Jun. 2021	Call	1.20	05/07/21	11	(2)
EUR/USD Spot Rate Future, Jun. 2021	Put	1.17	05/07/21	5	(5)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	99.13	12/10/21	39	(12)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Call	98.75	12/10/21	26	(19)
Eurodollar 2 Year Midcurve Future, Dec. 2023	Put	98.75	12/10/21	132	(80)
United States 10 Year Note 1st Week Future, Jun. 2021	Call	132.00	04/02/21	33	—
United States 10 Year Note 1st Week Future, Jun. 2021	Call	131.25	04/02/21	6	(1)
United States 10 Year Note Future, Jun. 2021	Call	135.50	04/23/21	11	—
United States 10 Year Note Future, Jun. 2021	Call	134.00	04/23/21	47	(2)
United States 10 Year Note Future, Jun. 2021	Call	135.00	04/23/21	48	—
United States 10 Year Note Future, Jun. 2021	Call	136.00	04/23/21	30	—
United States 10 Year Note Future, Jun. 2021	Call	136.50	04/23/21	46	—
United States 10 Year Note Future, Jun. 2021	Call	133.00	04/23/21	99	(8)
United States 10 Year Note Future, Jun. 2021	Call	132.00	04/23/21	57	(15)
United States 10 Year Note Future, Jun. 2021	Call	132.25	04/23/21	12	(3)
United States 10 Year Note Future, Jun. 2021	Call	132.50	04/23/21	39	(8)
United States 10 Year Note Future, Jun. 2021	Call	131.50	05/21/21	27	(20)
United States 10 Year Note Future, Jun. 2021	Call	132.00	05/21/21	82	(47)
United States 10 Year Note Future, Jun. 2021	Call	134.00	05/21/21	43	(6)
United States 10 Year Note Future, Jun. 2021	Call	135.50	05/21/21	8	(1)
United States 10 Year Note Future, Jun. 2021	Put	131.50	04/23/21	31	(31)
United States 5 Year Note 1st Week Future, Jun. 2021	Call	123.75	04/02/21	11	—
United States 5 Year Note Future, Jun. 2021	Call	124.00	04/23/21	133	(17)
United States 5 Year Note Future, Jun. 2021	Call	124.50	04/23/21	43	(1)
United States 5 Year Note Future, Jun. 2021	Call	124.00	05/21/21	17	(4)
United States 5 Year Note Future, Jun. 2021	Put	123.75	04/23/21	27	(15)
United States 5 Year Note Future, Jun. 2021	Put	123.50	04/23/21	79	(34)
United States Long Bond 1st Week Future, Jun. 2021	Call	157.50	04/02/21	22	—
United States Long Bond 1st Week Future, Jun. 2021	Call	157.00	04/02/21	13	(1)
United States Long Bond 1st Week Future, Jun. 2021	Call	156.00	04/02/21	8	(2)
United States Long Bond 1st Week Future, Jun. 2021	Call	155.50	04/02/21	6	(2)
United States Long Bond 1st Week Future, Jun. 2021	Call	156.50	04/02/21	21	(3)
United States Long Bond Future, Jun. 2021	Call	163.00	04/23/21	3	—
United States Long Bond Future, Jun. 2021	Call	162.00	04/23/21	47	(2)
United States Long Bond Future, Jun. 2021	Call	161.00	04/23/21	11	(1)
United States Long Bond Future, Jun. 2021	Call	166.00	04/23/21	18	—
United States Long Bond Future, Jun. 2021	Call	165.00	04/23/21	29	(1)
United States Long Bond Future, Jun. 2021	Call	164.00	04/23/21	19	(1)
United States Long Bond Future, Jun. 2021	Call	160.00	04/23/21	15	(3)
United States Long Bond Future, Jun. 2021	Call	159.00	04/23/21	116	(30)
United States Long Bond Future, Jun. 2021	Call	157.00	04/23/21	176	(109)
United States Long Bond Future, Jun. 2021	Call	158.00	04/23/21	21	(8)
United States Long Bond Future, Jun. 2021	Call	157.00	05/21/21	59	(71)
United States Long Bond Future, Jun. 2021	Call	165.00	05/21/21	55	(6)
United States Long Bond Future, Jun. 2021	Call	166.00	05/21/21	14	—
United States Long Bond Future, Jun. 2021	Call	158.00	05/21/21	53	(47)
United States Long Bond Future, Jun. 2021	Call	159.00	05/21/21	123	(81)
United States Long Bond Future, Jun. 2021	Call	160.00	05/21/21	30	(14)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Jun. 2021	Call	163.00	05/21/21	15	(3)
United States Long Bond Future, Jun. 2021	Put	154.00	04/23/21	34	(47)
					(766)
Options on Securities
American Equity Investment Life Holding Company	Call	25.00	05/21/21	5	(3)
CoreLogic, Inc.	Call	80.00	04/16/21	190	(7)
CoreLogic, Inc.	Call	80.00	05/21/21	28	(2)
Extended Stay America, Inc.	Call	19.65	04/16/21	169	(4)
Jazz Pharmaceuticals Public Limited Company	Call	170.00	06/18/21	5	(5)
Marvell Technology Group Ltd	Call	80.00	08/20/21	354	(12)
Pershing Square Tontine Holdings, Ltd.	Call	45.00	09/17/21	64	(9)
Pershing Square Tontine Holdings, Ltd.	Put	22.50	09/17/21	128	(32)
The Michaels Companies, Inc.	Call	22.50	04/16/21	161	(1)
Tilray, Inc.	Call	30.00	06/18/21	124	(38)
Tilray, Inc.	Call	25.00	06/18/21	77	(31)
					(144)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	BNP	Call	BRL	5.65	04/29/21	1,570,000	(34)
USD/BRL Spot Rate	MSC	Call	BRL	5.57	04/05/21	1,460,000	(23)
USD/BRL Spot Rate	BNP	Put	BRL	5.36	04/29/21	1,570,000	(6)
USD/BRL Spot Rate	GSC	Put	BRL	5.69	04/08/21	1,430,000	(23)
USD/BRL Spot Rate	GSC	Put	BRL	5.63	06/09/21	1,430,000	(43)
USD/BRL Spot Rate	MSC	Put	BRL	5.26	05/07/21	790,000	(2)
USD/BRL Spot Rate	MSC	Put	BRL	5.40	06/02/21	1,480,000	(18)
USD/BRL Spot Rate	MSC	Put	BRL	5.40	06/14/21	500,000	(7)
USD/CNY Spot Rate	JPM	Call	CNY	6.90	05/20/21	1,480,000	(1)
USD/MXN Spot Rate	CGM	Put	MXN	19.90	05/21/21	3,160,000	(27)
USD/MXN Spot Rate	CIT	Put	MXN	20.00	06/24/21	2,820,000	(42)
USD/MXN Spot Rate	MSC	Put	MXN	20.40	06/09/21	2,980,000	(64)
USD/RUB Spot Rate	GSC	Call	RUB	81.00	06/24/21	2,800,000	(35)
USD/RUB Spot Rate	CGM	Put	RUB	73.80	05/04/21	3,140,000	(20)
USD/RUB Spot Rate	GSC	Put	RUB	73.09	04/23/21	2,904,000	(7)
USD/RUB Spot Rate	GSC	Put	RUB	72.00	06/02/21	2,960,000	(14)
USD/RUB Spot Rate	GSC	Put	RUB	72.40	06/08/21	2,980,000	(18)
							(384)
Interest Rate Swaptions
3M LIBOR, 06/03/51	CGM	Call		175.00	06/02/21	92,000	—
3M LIBOR, 06/03/51	GSC	Call		175.00	06/02/21	549,000	(2)
3M LIBOR, 06/07/21	MSC	Call		180.00	06/04/21	384,000	(2)
3M LIBOR, 06/03/51	CGM	Put		225.00	06/02/21	92,000	(2)
3M LIBOR, 06/03/51	GSC	Put		225.00	06/02/21	549,000	(15)
3M LIBOR, 06/07/51	MSC	Put		230.00	06/04/21	384,000	(8)
							(29)

JNL Multi-Manager Alternative Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/19/21	AUD	2,100	1,595	(29)
AUD/USD	CIT	04/19/21	AUD	422	321	(7)
BRL/USD	CIT	04/19/21	BRL	23,518	4,175	(229)
BRL/USD	GSC	04/19/21	BRL	8,508	1,510	(61)
BRL/USD	JPM	04/19/21	BRL	7,408	1,315	(34)
BRL/USD	MSC	04/19/21	BRL	2,721	483	(23)
BRL/USD	MSC	04/19/21	BRL	8,165	1,449	6
BRL/USD	BNP	05/03/21	BRL	374	66	(2)
BRL/USD	MSC	05/11/21	BRL	1,590	282	(10)
BRL/USD	MSC	06/07/21	BRL	412	73	1
CAD/USD	CIT	04/19/21	CAD	2,056	1,636	13
CNY/USD	CIT	04/19/21	CNY	48,821	7,439	(87)
EUR/USD	SSB	04/06/21	EUR	456	534	—
EUR/USD	JPM	04/14/21	EUR	1	1	—
EUR/USD	CIT	04/19/21	EUR	4,018	4,713	(125)
EUR/USD	GSC	04/19/21	EUR	2,468	2,895	(107)
EUR/USD	JPM	06/23/21	EUR	737	866	(19)
GBP/USD	CIT	04/19/21	GBP	655	903	(9)
GBP/USD	CIT	04/19/21	GBP	2,756	3,800	58
GBP/USD	GSC	04/19/21	GBP	250	345	(8)
GBP/USD	JPM	05/18/21	GBP	7	9	—
HKD/USD	BBH	04/07/21	HKD	3,839	494	—
IDR/USD	GSC	04/19/21	IDR	16,558,920	1,139	(7)
IDR/USD	GSC	04/19/21	IDR	783,650	54	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	JPM	04/19/21	IDR	30,293,581	2,084	(9)
INR/USD	JPM	04/19/21	INR	387,369	5,288	59
MXN/USD	BNP	04/19/21	MXN	38,435	1,878	43
MXN/USD	GSC	04/19/21	MXN	15,450	755	18
MXN/USD	MSC	04/19/21	MXN	64,187	3,135	69
MXN/USD	CIT	05/25/21	MXN	2,620	127	2
MXN/USD	MSC	06/11/21	MXN	3,310	161	6
NOK/USD	MSC	04/19/21	NOK	14,702	1,719	—
RUB/USD	JPM	04/01/21	RUB	22,275	295	—
RUB/USD	GSC	04/19/21	RUB	58,983	779	(6)
RUB/USD	MSC	04/19/21	RUB	35,450	468	3
RUB/USD	CIT	05/05/21	RUB	16,793	221	1
RUB/USD	JPM	05/14/21	RUB	44,573	587	(12)
RUB/USD	GSC	06/03/21	RUB	12,995	171	(4)
RUB/USD	GSC	06/09/21	RUB	12,415	163	(2)
TWD/USD	JPM	04/19/21	TWD	1,837	64	(2)
USD/AUD	JPM	04/09/21	AUD	(2,127)	(1,615)	(92)
USD/AUD	CIT	04/19/21	AUD	(6,109)	(4,639)	107
USD/AUD	JPM	04/19/21	AUD	(78)	(59)	1
USD/BRL	MSC	04/07/21	BRL	(2,332)	(414)	21
USD/BRL	GSC	04/19/21	BRL	(7,550)	(1,340)	30
USD/BRL	CIT	05/11/21	BRL	(1,590)	(282)	10
USD/CAD	CIT	04/19/21	CAD	(302)	(240)	(3)
USD/CAD	SSB	06/24/21	CAD	(915)	(728)	(4)
USD/CAD	SSB	06/24/21	CAD	(2,038)	(1,622)	1
USD/CNH	JPM	04/19/21	CNH	(7,928)	(1,206)	19
USD/CNY	JPM	04/19/21	CNY	(147)	(22)	—
USD/CNY	JPM	05/24/21	CNY	(4,526)	(688)	(10)
USD/EUR	SSB	04/06/21	EUR	(158)	(186)	—
USD/EUR	JPM	04/14/21	EUR	(1)	(1)	—
USD/EUR	BNP	04/19/21	EUR	(3,500)	(4,106)	169
USD/EUR	CIT	04/19/21	EUR	(913)	(1,071)	11
USD/EUR	GSC	04/19/21	EUR	(3,203)	(3,757)	172
USD/EUR	GSC	04/22/21	EUR	(1,557)	(1,827)	86
USD/EUR	GSC	06/16/21	EUR	(1,229)	(1,443)	49
USD/EUR	JPM	06/23/21	EUR	(1,293)	(1,519)	27
USD/EUR	SSB	06/24/21	EUR	(4,522)	(5,312)	66
USD/EUR	GSC	12/15/21	EUR	(5,388)	(6,356)	162
USD/GBP	JPM	01/00/00	GBP	(510)	(703)	(20)
USD/GBP	CIT	04/19/21	GBP	(170)	(234)	—
USD/GBP	GSC	04/19/21	GBP	(321)	(443)	(1)
USD/GBP	GSC	05/12/21	GBP	(1,537)	(2,120)	24
USD/GBP	JPM	05/12/21	GBP	(146)	(201)	2
USD/GBP	JPM	05/13/21	GBP	(648)	(893)	(27)
USD/GBP	JPM	05/13/21	GBP	(12)	(17)	—
USD/GBP	JPM	05/18/21	GBP	(2,994)	(4,127)	(166)
USD/GBP	JPM	05/18/21	GBP	(213)	(296)	5
USD/HKD	JPM	05/04/21	HKD	(2,252)	(290)	—
USD/IDR	CIT	04/19/21	IDR	(10,600,146)	(729)	15
USD/IDR	GSC	04/19/21	IDR	(766,039)	(53)	1
USD/IDR	JPM	04/19/21	IDR	(106,537,597)	(7,327)	272
USD/INR	JPM	04/19/21	INR	(207,117)	(2,828)	3
USD/JPY	CIT	04/19/21	JPY	(415,991)	(3,758)	278
USD/JPY	GSC	04/19/21	JPY	(59,726)	(540)	6
USD/MXN	CIT	04/19/21	MXN	(186,250)	(9,099)	136
USD/MXN	GSC	04/19/21	MXN	(49,276)	(2,406)	36
USD/MXN	MSC	04/19/21	MXN	(30,932)	(1,511)	(41)
USD/MXN	MSC	04/19/21	MXN	(28,854)	(1,410)	8
USD/NOK	BNP	04/19/21	NOK	(14,400)	(1,684)	(13)
USD/RUB	GSC	04/01/21	RUB	(22,275)	(295)	6
USD/RUB	CIT	04/19/21	RUB	(104,806)	(1,384)	(18)
USD/RUB	CIT	04/19/21	RUB	(238,575)	(3,150)	17
USD/RUB	GSC	04/19/21	RUB	(216,089)	(2,853)	65
USD/RUB	JPM	04/19/21	RUB	(22,275)	(294)	(1)
USD/RUB	JPM	04/19/21	RUB	(20,761)	(274)	7
USD/RUB	MSC	05/04/21	RUB	(47,835)	(630)	(8)
USD/RUB	GSC	05/12/21	RUB	(21,455)	(282)	6
USD/RUB	GSC	05/21/21	RUB	(22,395)	(294)	6
USD/TWD	JPM	04/19/21	TWD	(85,069)	(2,982)	114
USD/ZAR	BBH	04/07/21	ZAR	(7,463)	(506)	(1)
USD/ZAR	CIT	04/19/21	ZAR	(16,617)	(1,124)	(8)
ZAR/USD	BNP	04/19/21	ZAR	2,029	137	1
ZAR/USD	BOA	04/19/21	ZAR	12,886	872	19
ZAR/USD	GSC	04/19/21	ZAR	763	52	1
ZAR/USD	JPM	04/19/21	ZAR	1,552	105	4
					(38,012)	1,037

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	7.02	(A)	03/02/31	RUB	60,900	—	(14)
BRAZIBOR (A)	Paying	GSC	3.38	(A)	01/03/22	BRL	90,430	—	(100)
BRAZIBOR (A)	Paying	JPM	7.28	(A)	01/02/24	BRL	8,805	—	(3)
BRAZIBOR (A)	Paying	JPM	6.92	(A)	01/02/24	BRL	16,500	—	(22)
BRAZIBOR (A)	Paying	JPM	6.52	(A)	01/02/24	BRL	20,590	—	(60)
								—	(199)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (E)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(1,147,000)		(1,132)	(135)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(457,300)		(1,018)	8
Alibaba Group Holding Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	37,400	HKD	8,280	(7)
Alibaba Group Holding Limited (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	21,547		4,890	(5)
Alinma Bank (E)	GSC	Federal Funds Effective Rate -1.95 (M)	TBD	(85,023)		(407)	(10)
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,555)		(1,119)	(154)
Arab National Bank (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(130,160)		(734)	(5)
ASUSTeK Computer Inc. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(106,000)		(1,241)	(143)
Banco Santander-Chile (E)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	41,736		1,032	4
Bancolombia SA (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(29,398)		(1,003)	63
Banque Saudi Fransi (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(110,197)		(924)	(57)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -1.61% (M)	TBD	(376)		(43)	(3)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(126)		(33)	(3)
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(674,000)		(1,050)	(88)
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(216,000)	HKD	(3,551)	10
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(275,400)	HKD	(4,726)	47
Chunghwa Telecom Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(36,092)		(1,402)	(11)
COFCO Joycome Foods Limited (E)	GSC	1M HIBOR -10.75% (M)	TBD	(1,597,000)	HKD	(7,969)	202
Compal Electronics, INC. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,303,000)		(1,074)	(145)
DBS Group Holdings Ltd (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	78,586	SGD	2,193	52
ELAN Microelectronics Corporation (E)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(201,000)		(1,277)	(104)
Elbit Systems Ltd. (E)	MSC	Federal Funds Effective Rate -0.80% (M)	TBD	(7,910)		(1,111)	(8)
ENN energy Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	60,200	HKD	7,375	17
Far EasTone Telecommunications Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(637,000)		(1,411)	(20)
Formosa Petrochemical Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(292,000)		(1,038)	47
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,092,000	HKD	8,059	44
Fullshare Holdings Limited (E)	GSC	1M HIBOR -14.25% (M)	TBD	(39,170,000)	HKD	(6,737)	23
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(6,301,300)	SGD	(1,292)	(24)
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	47,045		1,751	86
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	248,000	HKD	4,836	22
Hartalega Holdings Berhad (E)	HSB	Federal Funds Effective Rate -6.19% (M)	TBD	(591,400)		(1,402)	125
HSBC Holdings PLC (E)	GSC	1M HIBOR -0.50% (M)	TBD	(180,800)	HKD	(8,281)	(20)
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	24,158	EUR	322	29
KE Holdings Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,193)		(339)	43
Largan Precision Co.,Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,000)		(1,064)	51
Light S.A. (E)	MSC	Federal Funds Effective Rate -2.75% (M)	TBD	(316,100)		(1,058)	(76)
Longfor Group Holdings Limited (E)	HSB	1M HIBOR +0.35% (M)	TBD	199,500	HKD	9,586	88
Lotte Shopping Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(11,748)		(1,352)	14
M. Dias Branco S.A. Industria e Comercio de Alimentos (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(234,500)		(1,285)	(6)
Momo Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	18,164		306	(38)
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	48,905		2,257	87
National Bank of Kuwait S.A.K.P. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(352,083)		(962)	—
Natura & Co Holding SA (E)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(139,300)		(1,243)	54
Netdragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	130,500	HKD	2,482	13
NetEase, Inc. (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	14,251		1,543	(71)
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(57,525)		(937)	91
POSCO (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	4,514		1,223	72
Powszechna Kasa Oszczednosci Bank Polski Spólka Akcyjna (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(85,681)		(699)	(11)
PTT Global Chemical Public Company Limited (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(476,000)		(1,048)	77
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	567,530		1,069	2
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate -0.85% (M)	TBD	40,395		653	(31)
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(143,188)		(660)	14
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate -0.65% (M)	TBD	48,709		3,570	18
Sands China Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	425,200	HKD	16,625	(14)
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate -2.92% (M)	TBD	(100,162)		(953)	(18)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(253)	65
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate -0.65% (M)	TBD	2,718		338	(17)
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(14,183)		(1,045)	27
StarHub Ltd (E)	GSC	Singapore Swap Offer Rate -1.75% (M)	TBD	(835,600)	SGD	(1,045)	(19)
Synaptics Incorporated (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,633)		(510)	18
Taiwan Semiconductor Manufacturing Co Ltd (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	12,249		1,462	(8)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	173,558		3,764	(179)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	23,684		2,827	(15)
Tencent Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	65,100	HKD	41,046	(173)
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(649,972)	HKD	(7,657)	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Tiger Brands Limited (E)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(69,168)	ZAR	(14,076)	(33)
Top Glove Corporation Bhd (E)	BOA	Federal Funds Effective Rate -23.00% (M)	TBD	(297,800)		(346)	21
Top Glove Corporation Bhd (E)	HSB	Federal Funds Effective Rate -15.00% (M)	TBD	(1,112,400)		(1,417)	128
Transcend Information, Inc. (E)	MSC	Federal Funds Effective Rate -3.00% (M)	TBD	(74,000)		(168)	(1)
Trip.com Group Limited (E)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	26,433		1,178	(131)
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -15.00% (M)	TBD	(9,935,400)		(1,072)	(38)
Ultrapar Participacoes S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(324,500)		(1,116)	(110)
United Overseas Bank Limited (E)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	47,800	SGD	1,214	15
Wynn Macau, Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,321,600	HKD	21,727	(225)
							(523)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (Q)	BOA	12/21/21	—	—	22
Brookfield Property Partners L.P. (E)	1M LIBOR +0.75% (Q)	BOA	04/25/22	865	—	38
Qiagen N.V. (E)	1M LIBOR +0.50% (Q)	BOA	10/04/21	628	—	(43)
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21	116	—	3
RSA Insurance Group PLC (E)	Federal Funds Effective Rate +0.45% (Q)	BOA	01/18/22	4,796	—	288
Signature Aviation PLC (E)	1M LIBOR +0.45% (Q)	BOA	02/23/22	721	—	(1)
William Hill PLC (E)	1M LIBOR +0.45% (Q)	BOA	10/25/21	849	—	44
Xilinx, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	02/11/22	114	—	(20)
Dialog Semiconductor PLC (E)	1M LIBOR +0.50% (Q)	GSC	03/10/22	6,198	—	(190)
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	05/04/21	1,649	—	26
Siltronic AG (E)	1M LIBOR +0.50% (Q)	GSC	04/13/22	1,443	—	(100)
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/26/22	8,451	—	(445)
William Hill PLC (E)	Federal Funds Effective Rate +0.45% (Q)	GSC	03/01/22	17	—	—
Beijing Jingneng Clean Energy Co.,Limited (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	01/10/22	275	—	(86)
Coca-Cola Amatil Limited (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	12/29/21	1,481	—	219
G4S PLC (E)	1M LIBOR +0.50% (Q)	JPM	04/07/22	2,172	—	(4)
G4S PLC (E)	Federal Funds Effective Rate +0.45% (Q)	JPM	04/21/22	200	—	—
					—	(249)
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	01/31/22	(3,500)	—	319
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21	(5,941)	—	(1,815)
Brookfield Asset Management Inc. (E)	1M LIBOR -0.40% (Q)	BOA	04/25/22	(667)	—	(78)
Marvell Technology Group Ltd (E)	1M LIBOR -0.40% (Q)	BOA	01/24/22	(4,938)	—	(497)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(10,623)	—	(3,088)
AstraZeneca PLC (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/20/22	(6,341)	—	189
Icon Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22	(1,614)	—	(128)
S&P Global Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22	(773)	—	(23)
Salesforce.Com, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22	(3,721)	—	237
Teledyne Technologies Incorporated (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	02/16/22	(3,470)	—	(229)
Advanced Micro Devices, Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/17/21	(2,916)	—	135
S&P Global Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	03/21/22	(5,451)	—	(817)
					—	(5,795)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.6%
China 28.9%
Alibaba Group Holding Limited (a) (b)	308	8,668
Alibaba Group Holding Limited - ADR (a)	224	50,754
Amoy Diagnostics Co., Ltd. - Class A	90	987
Anhui Conch Cement Company Limited - Class H	654	4,275
Anhui Gujing Distillery Co., Ltd. - Class B	689	9,664
Autohome Inc. - Class A - ADR	93	8,664
Baidu, Inc. - Class A (a) (b) (c)	45	1,241
Baidu, Inc. - Class A - ADR (a)	60	13,003
BeiGene, Ltd. - ADR (a)	3	1,034
Beijing Capital International Airport Co. Ltd. - Class H (a)	7,948	6,203
Beijing Zhonggong Education Technology Co., Ltd. - Class A	1,289	5,550
Bilibili Inc. - ADR (a)	13	1,433
China Construction Bank Corporation - Class H	20,051	16,944
China International Travel Service Company, Limited - Class A	62	2,928
China Life Insurance Company Limited - Class H	927	1,933
China Longyuan Power Group Corporation Limited - Class H	3,455	4,724
China Merchants Bank Co., Ltd. - Class H	546	4,206
China Oilfield Services Ltd. - Class H	2,813	2,934
China Resources Gas Group Ltd.	1,528	8,513
China Yangtze Power Co., Ltd. - GDR (a) (d) (e)	45	1,445
China Yangtze Power Co., Ltd. - Class A	27	87
Chindata Group Holdings Ltd - ADR (a) (c)	21	345
CIFI Holdings (Group) Co. Ltd.	2,215	2,157
CSC Financial Co., Ltd. - Class H (c)	1,872	2,481
ENN Energy Holdings Ltd.	134	2,165
Estun Automation Co., Ltd. - Class A (a)	565	2,237
Fuyao Glass Industry Group Co., Ltd. - Class A	420	2,965
Glodon Company Limited - Class A	160	1,625
Guangdong Hisense Home Appliances Co., Ltd. - Class A	2,398	6,144
Guangdong Investment Ltd.	4,914	8,032
Guangzhou Automobile Group Co., Ltd. - Class H	6,156	5,210
Guangzhou GRG Metrology & Test Co., Ltd. - Class A (a)	1,068	5,595
Haier Smart Home Co., Ltd - Class H	805	3,246
Hangzhou Tigermed Consulting Co., Ltd - Class H	59	1,182
Han's Laser Technology Industry Group Co., Ltd. - Class A	406	2,632
Hosa International Limited (a) (f)	7,408	—
Hundsun Technologies Inc. - Class A	423	5,433
Industrial and Commercial Bank of China Limited - Class H	5,626	4,056
Innovent Biologics, Inc. - Class B (a)	116	1,187
Joyy Inc. - Class A - ADR	73	6,854
Kingdee International Software Group Co. Ltd. (a)	2,342	7,343
Kuaishou Technology (a)	16	553
Kunlun Energy Co. Ltd.	7,692	8,148
Kweichow Moutai Co. Ltd. - Class A	14	4,370
Li Ning Company Limited	2,105	13,775
Linklogis Inc (a) (d)	1,235	2,793
Longfor Group Holdings Limited	370	2,468
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	251	1,300
Meituan Dianping - Class B (a)	243	9,470
NARI Technology Co., Ltd. - Class A	1,468	7,002
New Oriental Education & Technology Group - ADR (a)	61	849
Ping An Bank Co., Ltd. - Class A	1,970	6,620
Ping An Insurance (Group) Co of China Ltd - Class A	714	8,604
Ping An Insurance (Group) Co of China Ltd - Class H	546	6,552
Proya Cosmetics Co., Ltd. - Class A	130	3,160
Shandong Pharmaceutical Glass Co., Ltd - Class A	842	5,101
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	541	1,072
Shanghai Jahwa United Co., Ltd. - Class A	6	43
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	26	1,619
Shenzhou International Group Holdings Limited	788	16,494
Sichuan Sunny Seal Co., Ltd. - Class A	704	5,037
Silergy Corp.	125	10,211
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	2,157	513
TAL Education Group - Class A - ADR (a)	12	627
Tencent Holdings Limited	728	57,868
Tencent Music Entertainment Group - Class A - ADR (a)	101	2,069
Tongcheng-Elong Holdings Limited (a)	3,712	8,457
Tongdao Liepin Group (a)	1,772	5,001
Travelsky Technology Ltd. - Class H	2,848	6,675
Trip.com Group Limited - ADR (a)	82	3,265
Tsingtao Brewery Co.,Ltd. - Class H	476	4,222
Vipshop (China) Co., Ltd. - ADR (a)	171	5,112
Weibo Corporation - Class A - ADR (a) (c)	193	9,734
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A	221	2,769
Wuliangye Yibin Co., Ltd. - Class A	238	9,785
WuXi AppTec Co., Ltd. - Class H	582	11,538
Wuxi Biologics Cayman Inc (a)	214	2,706
Yangzijiang Shipbuilding (Holdings) Ltd.	9,862	9,437
Yatsen Holding Ltd - ADR (a)	95	1,169
Yifeng Pharmacy Chain Co., Ltd. - Class A	114	1,542
YiHai International Holdings Limited	115	1,193
Zai Lab (PTY) LTD (a)	6	844
Zai Lab (PTY) LTD - ADR (a)	12	1,579
Zhejiang Expressway Co. Ltd. - Class H	4,274	3,795
Zhejiang Runtu Co., Ltd. - Class A	3,620	5,426
		496,646
Taiwan 10.6%
Accton Technology Corporation	284	2,754
ADDCN Technology Co., Ltd.	715	6,026
Advantech Co. Ltd.	235	2,922
Airtac International Group	274	9,724
ASE Technology Holding Co., Ltd.	782	2,971
Delta Electronics Inc.	556	5,641
E. Sun Financial Holding Co. Ltd.	2,327	2,131
GlobalWafers Co., Ltd.	319	8,442
HIWIN Technologies Corp.	278	3,948
Hon Hai Precision Industry Co. Ltd.	2,726	11,901
Kerry TJ Logistics Company Limited	4,472	6,932
MediaTek Inc.	403	13,764
President Chain Store Corp.	207	1,976
Realtek Semiconductor Corp.	179	3,124
Sino-American Silicon Products Inc.	851	5,089
Sporton International Inc.	915	7,917
Taiwan Secom Co., Ltd.	929	3,039
Taiwan Semiconductor Manufacturing Co. Ltd.	3,601	74,987
Voltronic Power Technology Corporation	225	8,727
		182,015
South Korea 9.3%
Amorepacific Corporation	46	10,491
CJ CheilJedang Corp.	4	1,603
Douzon Bizon Co. Ltd.	112	9,745
E-MART Inc.	1	214
Hyundai Motor Co.	20	3,841
Kangwon Land Inc. (a)	31	691
LG Chem Ltd.	7	4,953
LG Household & Health Care Ltd.	5	6,452
NAVER Corp.	37	12,377
Nice Information Service Co., Ltd.	435	9,788
POSCO	27	7,585
S1 Corp.	135	9,730
Samsung Electronics Co. Ltd.	492	35,509
Samsung SDI Co. Ltd.	8	4,828
SaraminHR Co., Ltd.	294	9,160
Shinhan Financial Group Co. Ltd.	187	6,201
SK Hynix Inc.	88	10,441
SK Telecom Co. Ltd.	8	1,855
Webcash Corp.	154	9,754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Younglimwon Soft Lab Co., Ltd.	405	4,742
		159,960
India 9.0%
Ambuja Cements Limited	2,446	10,384
Ashok Leyland Limited	3,165	4,949
Asian Paints Limited	136	4,729
Avenue Supermarts Limited (a)	133	5,219
Axis Bank Limited (a)	336	3,232
Bharti Airtel Ltd.	529	3,761
Computer Age Management Services Private Limited (a)	239	6,086
Dabur India Ltd.	228	1,693
Divi's Laboratories Ltd.	228	11,356
HDFC Bank Limited - ADR (a)	193	14,978
Hindalco Industries Limited	1,136	5,110
Hindustan Unilever Ltd.	77	2,579
ICICI Bank Limited (a)	1,348	10,778
ICICI Bank Limited - ADR (a)	230	3,695
Indiamart Intermesh Limited	94	10,049
Indigo Paints Limited (a)	4	118
Kotak Mahindra Bank Ltd. (a)	515	12,423
Multi Commodity Exchange of India Limited	290	6,028
Oracle Financial Services Software Limited	202	8,875
Power Grid Corporation of India Limited	489	1,445
Reliance Industries Ltd.	207	5,714
Shriram Transport Finance Company Limited	130	2,552
Tech Mahindra Limited	539	7,349
WNS (Holdings) Limited - ADR (a)	176	12,715
		155,817
Russian Federation 5.6%
HeadHunter Group PLC - ADR (c)	494	16,755
Mobile Telesystems PJSC - ADR	173	1,445
Public Joint Stock Society "Inter RAO UES"	19,262	1,306
Public Joint Stock Society "Magnit"	12	834
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	4,731	10,890
Public Joint Stock Society "Novatek" - GDR (b)	41	8,059
Public Joint Stock Society "Sberbank of Russia"	1,408	5,401
Public Joint Stock Society "Sberbank of Russia" - ADR	598	9,199
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,133
Public Joint Stock Society Oil Company "Lukoil" - ADR	82	6,602
Public Joint Stock Society Oil Company "Rosneft" - GDR (b)	318	2,407
Yandex N.V. - Class A (a)	512	32,837
		96,868
Hong Kong 5.1%
AIA Group Limited	1,936	23,732
China Gas Holdings Ltd.	524	2,154
China Mengniu Dairy Company Limited	2,710	15,619
ESR Cayman Limited (a)	228	749
Galaxy Entertainment Group Ltd. (a)	865	7,843
Kerry Properties Ltd.	504	1,635
Kingboard Chemical Holdings Ltd.	1,903	10,304
Sands China Ltd. (a)	973	4,889
Shimao Property Holdings Limited	842	2,664
Techtronic Industries Company Limited	1,109	19,038
		88,627
Brazil 4.8%
American Beverage Co Ambev	1,108	3,015
Banco BTG Pactual S.A. (a)	222	3,825
Boa Vista Servicos S/A	3,648	7,539
BRF SA (a)	695	3,109
Cyrela Brazil Realty SA	132	579
Energisa S/A	123	988
Hapvida Participacoes E Investimentos Ltda	2,334	6,158
Localiza Rent A Car S/A (a)	68	728
Lojas Renner S/A. (a)	751	5,669
Magazine Luiza S.A.	2,327	8,303
Notre Dame Intermedica Participacoes S.A.	474	6,978
Petrobras Distribuidora S/A.	400	1,565
Petroleo Brasileiro SA (a)	956	4,073
Raia Drogasil S.A. (a)	361	1,616
Tegma Gestao Logistica SA (a)	2,138	7,170
TOTVS S.A.	737	3,797
Vale S.A. - ADR	237	4,113
Vasta Platform Limited - Class A (a) (c)	722	7,110
XP Inc. - Class A (a)	177	6,659
		82,994
South Africa 3.2%
Capitec Bank Holdings Ltd. (a)	73	6,975
Clicks Group Ltd.	563	9,193
FirstRand Ltd. (c)	2,608	9,114
Gold Fields Limited	259	2,440
Impala Platinum Holdings Limited	74	1,384
Naspers Ltd. - Class N	71	17,001
Old Mutual Public Limited Company	3,881	3,321
Sibanye Stillwater (c)	309	1,365
Telkom SA Ltd.	1,754	5,044
		55,837
Thailand 3.2%
Airports of Thailand Public Company Limited	2,052	4,538
Bangkok Dusit Medical Services Public Company Limited.	14,099	9,774
CP ALL Public Company Limited	3,817	8,480
Humanica Limited	29,270	9,868
Kasikornbank PCL	1,167	5,460
Kasikornbank PCL - NVDR	8	39
Land and Houses Public Company Limited - NVDR	5,512	1,517
Land and Houses Public Company Limited	20,007	5,504
Union Auction Public Company Limited	28,389	10,052
		55,232
Mexico 3.0%
America Movil SAB de CV	3,285	2,243
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,107
Fresnillo PLC	407	4,851
Gruma SAB de CV - Class B	75	886
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,241	7,807
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (a)	43	4,534
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	45	7,959
Grupo Mexico SAB de CV - Class B (a)	1,095	5,756
Orbia Advance Corporation, S.A.B. de C.V.	1,776	4,742
Wal - Mart de Mexico, S.A.B. de C.V.	2,045	6,449
		51,334
Indonesia 1.4%
Bank Rakyat Indonesia Persero Tbk PT	21,496	6,546
PT Sarana Menara Nusantara Tbk	76,446	5,804
PT. Bank Central Asia Tbk	5,082	10,916
Unilever Indonesia Tbk PT	1,470	668
		23,934
Poland 1.4%
"Dino Polska" Spolka Akcyjna (a)	82	5,442
Allegro.eu SA (a)	216	3,041
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	722	6,241
Wirtualna Polska Holding Spolka Akcyjna (a)	348	8,732
		23,456
United Kingdom 1.0%
Anglo American PLC	55	2,174
Hikma Pharmaceuticals Public Limited Company	48	1,520
Vivo Energy PLC	1,572	2,112
Wizz Air Holdings PLC (a)	177	11,784
		17,590
United States of America 0.9%
EPAM Systems, Inc. (a)	37	14,745
Malaysia 0.8%
Carlsberg Brewery Malaysia Berhad	1,189	6,848
Heineken Malaysia Berhad	1,220	7,593
		14,441
Luxembourg 0.8%
Globant S.A. (a)	32	6,569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Tenaris SA	567	6,425
		12,994
Argentina 0.7%
MercadoLibre S.R.L (a)	8	12,462
Kazakhstan 0.7%
Kaspi.Kz, Ao - GDR (a) (d) (e)	160	11,355
Singapore 0.6%
Haw Par Corp. Ltd. (c)	800	7,841
Jardine Cycle & Carriage Ltd.	95	1,591
SEA, Ltd. - Class A - ADR (a)	4	953
		10,385
Sweden 0.5%
VNV Global AB (publ) (a)	712	8,919
Bermuda 0.5%
Credicorp Ltd.	64	8,827
Saudi Arabia 0.5%
KeyBank National Association	559	7,919
Iceland 0.4%
Marel hf (c)	1,070	7,335
Philippines 0.4%
Ayala Land Inc.	1,045	738
Bank of the Philippine Islands	2,750	4,619
BDO Unibank, Inc.	924	1,947
		7,304
Hungary 0.4%
OTP Bank Plc (a)	167	7,167
Vietnam 0.4%
Taisun Int'l (Holding) Corp.	572	2,420
Vietnam Dairy Products Joint Stock Company	1,016	4,338
		6,758
Germany 0.3%
Delivery Hero SE (a)	42	5,439
Switzerland 0.3%
LafargeHolcim Ltd.	84	4,933
Japan 0.2%
NEXON Co.,Ltd.	29	942
Tokyo Electron Ltd.	5	2,227
		3,169
Czech Republic 0.2%
Komercni Banka A/S (a)	94	2,914
Netherlands 0.1%
ASML Holding	4	2,262
Turkey 0.1%
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	200	2,187
Cyprus 0.1%
Ozon Holdings PLC - ADR (a) (c)	26	1,472
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	91	1,466
Portugal 0.1%
Jeronimo Martins, SGPS, S.A.	71	1,190
United Arab Emirates 0.0%
NMC Health PLC (f)	119	—
Total Common Stocks (cost $1,257,023)		1,645,953
PREFERRED STOCKS 1.1%
Brazil 0.7%
Banco Bradesco S.A. (a) (g)	1,805	8,546
Gerdau SA	178	950
Petroleo Brasileiro S/A Petrobras. (a) (g)	819	3,520
		13,016
South Korea 0.4%
Samsung Electronics Co. Ltd.	97	6,254
Total Preferred Stocks (cost $15,045)		19,270
WARRANTS 0.3%
China 0.3%
CITIC Limited (a)	114	5,124
Sweden 0.0%
VNV Global AB (publ) (a)	111	244
Total Warrants (cost $5,768)		5,368
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
iShares Core MSCI Emerging Markets ETF	41	2,610
Total Investment Companies (cost $2,619)		2,610
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.00% (h) (i)	29,742	29,742
T. Rowe Price Government Reserve Fund, 0.04% (h) (i)	13,959	13,959
		43,701
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.00% (h) (i)	11,328	11,328
Total Short Term Investments (cost $55,029)		55,029
Total Investments 100.4% (cost $1,335,484)		1,728,230
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.4)%		(7,071)
Total Net Assets 100.0%		1,721,155

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2021.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $12,800 and 0.7% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/16/20	8,797	8,668	0.5
Baidu, Inc. - Class A	03/17/21	1,294	1,241	0.1
Public Joint Stock Society "Novatek"	09/25/20	5,913	8,059	0.5
Public Joint Stock Society Oil Company "Rosneft"	08/04/20	1,606	2,407	0.1
		17,610	20,375	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Multi-Manager Emerging Markets Equity Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	SSB	04/06/21	GBP	91	126	—
PHP/USD	SSB	04/05/21	PHP	1,824	37	—
USD/CZK	SSB	04/06/21	CZK	(447)	(20)	—
USD/EUR	SSB	04/06/21	EUR	(28)	(33)	—
USD/EUR	SSB	04/06/21	EUR	(28)	(33)	—
USD/GBP	SSB	04/06/21	GBP	(18)	(25)	—
USD/HKD	BNP	04/07/21	HKD	(6,052)	(779)	—
USD/HKD	JPM	04/07/21	HKD	(6,652)	(856)	—
USD/HKD	SSB	04/07/21	HKD	(2,232)	(287)	—
USD/MXN	SSB	04/05/21	MXN	(2,498)	(122)	(1)
USD/MXN	SSB	04/06/21	MXN	(517)	(25)	—
USD/PHP	SSB	04/07/21	PHP	(897)	(18)	—
USD/PLN	CSI	04/06/21	PLN	(29)	(7)	—
USD/ZAR	SSB	04/06/21	ZAR	(6,941)	(470)	(6)
USD/ZAR	SSB	04/06/21	ZAR	(2,908)	(197)	(3)
USD/ZAR	MSC	04/07/21	ZAR	(1,988)	(135)	—
ZAR/USD	GSC	04/01/21	ZAR	7,055	478	5
ZAR/USD	SSB	04/06/21	ZAR	1,228	83	1
ZAR/USD	SSB	04/07/21	ZAR	1,707	116	—
					(2,167)	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 96.6%
Japan 14.7%
AI Inside Inc. (a) (b)	7	2,228
Akatsuki Inc.	15	626
BayCurrent Consulting , Inc.	21	4,835
Bengo4.com, Inc. (a) (b)	40	3,125
BML Inc.	3	94
Canon Marketing Japan Inc.	19	431
Capcom Co. Ltd.	68	2,201
Credit Saison Co. Ltd. (b)	120	1,441
Daiwabo Holdings Co., Ltd.	69	1,045
Edion Corp. (b)	43	487
Freee K.K. (a) (b)	19	1,651
GMO Financial Gate, Inc.	12	2,541
GungHo Online Entertainment, Inc.	69	1,360
Haseko Corp.	138	1,940
Hennge K.K. (a)	16	1,077
Hosiden Corporation.	45	472
Japan Elevator Service Holdings Co.,Ltd.	76	1,638
Japan Petroleum Exploration Co., Ltd.	27	503
Kandenko Co., Ltd.	55	480
Kobe Bussan Co., Ltd.	90	2,403
Komeri Co.,Ltd. (b)	15	430
K's Holdings Corporation (b)	105	1,442
Kumagai Gumi Co., Ltd.	27	724
Media Do Holdings Co., Ltd.	39	2,322
Miraca Holdings Inc. (b)	48	1,609
mixi, Inc. (b)	33	825
Oisix.daichi Inc. (a)	84	2,217
PLAID, Inc. (a)	88	2,910
Sawai Pharmaceutical Co.,Ltd. (b) (c)	18	872
Seino Holdings Corp.	11	156
Sumitomo Forestry Co. Ltd.	31	668
Takeuchi Mfg. Co., Ltd.	29	816
Toho Holdings Co. Ltd.	33	614
Yuasa Trading Co. Ltd.	13	358
		46,541
United Kingdom 10.4%
Avon Rubber p.l.c.	68	2,974
Central Asia Metals PLC	111	385
Diploma PLC	97	3,402
Dixons Carphone PLC (a)	414	817
Evraz PLC	314	2,504
Indivior PLC (a)	569	999
Integrafin Holdings PLC (d)	351	2,454
Investec PLC	247	748
Keller Group PLC	62	687
Morgan Sindall Group PLC	36	873
Redde Northgate PLC	254	1,082
Royal Mail PLC	422	2,938
Softcat PLC	170	4,257
Team17 Group Plc (a)	237	2,626
The Go-Ahead Group PLC (a)	3	57
Trainline PLC (a)	416	2,634
Wizz Air Holdings PLC (a)	53	3,541
		32,978
Canada 7.8%
AGF Holdings Inc. - Class B	293	1,749
CAE Inc. (a)	96	2,743
Canaccord Genuity Group Inc.	56	516
Cargojet Inc.	17	2,195
Celestica Inc. (a)	59	496
Cominar REIT	93	692
Descartes Systems Group Inc. (a)	50	3,063
Docebo Canada Inc. (a)	39	1,673
FirstService Corporation	20	2,945
Interfor Corporation (a)	104	2,344
Labrador Iron Ore Royalty Corporation (b)	51	1,503
Martinrea International Inc.	38	366
The North West Company Inc.	34	994
Topicus.Com Inc. (a)	42	2,767
Transcontinental Inc. - Class A	49	855
		24,901
Sweden 6.3%
Avanza Bank Holding AB	96	3,000
Axfood Aktiebolag	55	1,311
G&L Beijer Ref AB - Class B	53	2,322
Nobina AB (publ) (a)	60	504
Nordnet AB	166	2,678
Sdiptech AB (publ) - Class B (a)	111	4,233
Sectra Aktiebolag - Class B (a)	37	2,358
Vitec Software Group AB (publ) - Class B	87	3,754
		20,160
Taiwan 5.8%
Airtac International Group	49	1,723
Arcadyan Technology Corporation	405	1,656
ASPEED Technology Inc.	1	61
ELAN Microelectronics Corporation	64	441
Everlight Electronics Co., Ltd.	505	822
General Interface Solution Holding Ltd.	435	1,927
Giga-Byte Technology Co. Ltd.	107	376
Radiant Opto-Electronics Corp.	482	2,157
Simplo Technology Co. Ltd.	111	1,450
Supreme Electronics Co., Ltd.	557	838
Universal Vision Biotechnology Co., Ltd.	322	3,668
Yang Ming Marine Transport Corporation (a)	2,435	3,240
		18,359
Switzerland 5.0%
ALSO Holding AG - Class N	3	970
Bachem Holding AG - Class N	7	3,136
Global Blue Group Holding AG (a) (b)	250	3,047
Tecan Group AG - Class N	5	2,177
VAT Group AG	8	2,112
Zur Rose Group AG (a)	12	4,480
		15,922
Australia 5.0%
Austal Limited	237	405
Australian Pharmaceutical Industries Ltd.	1,458	1,422
Harvey Norman Holdings Ltd.	381	1,666
JB Hi-Fi Limited	63	2,462
Metcash Limited	851	2,386
Mineral Resources Limited	102	2,971
Nanosonics Limited (a)	334	1,453
Nuix Limited (a)	315	1,253
Zip Co Limited (a) (b)	314	1,779
		15,797
India 4.8%
Computer Age Management Services Private Limited (a)	102	2,581
Creditaccess Grameen Limited (a)	151	1,403
Indiabulls Housing Finance Limited	137	372
Indian Energy Exchange Limited	720	3,305
Oil India Limited	63	107
Power Finance Corporation Limited	1,055	1,650
Syngene International Ltd. (a)	327	2,450
WNS (Holdings) Limited - ADR (a)	45	3,274
		15,142
Netherlands 4.6%
ASR Nederland N.V.	60	2,701
BE Semiconductor Industries N.V.	64	5,438
Eurocommercial Properties N.V. - DUTCHCERT	34	747
IMCD B.V.	18	2,473
Meltwater Holding B.V. (a) (e)	415	2,392
PostNL NV	189	919
		14,670
South Korea 3.8%
Daelim Industrial Co. Ltd.	5	355
Daesang Corporation	28	634
DGB Financial Group	137	1,025
GS Home Shopping Inc.	3	352
Hyosung TNC Corporation	5	2,723
Hyundai Home Shopping Network Corporation	5	383
Hyundai WIA Corp.	3	213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JB Financial Group Co. Ltd.	78	451
Kiwoom Securities Co., Ltd.	10	1,127
Korea Petrochemical Ind. Co., Ltd	8	2,288
LG International Corp.	31	885
Lotte Hi Mart Co., Ltd.	14	506
Meritz Fire & Marine Insurance Co. Ltd.	60	1,031
		11,973
Germany 3.2%
Ceconomy AG (a)	108	628
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	53	4,208
HORNBACH Holding AG & Co. KGaA	4	393
Hypoport SE - Class N (a)	3	1,804
Rheinmetall Aktiengesellschaft	14	1,368
TAG Immobilien AG	24	684
Wuestenrot & Wuerttembergische AG - Class N	51	1,072
		10,157
Denmark 3.1%
ALK-Abello A/S - Class B (a)	9	3,365
Dampskibsselskabet NORDEN A/S	27	617
PER AARSLEFF Holding A/S - Class B	9	404
Royal Unibrew A/S	46	4,812
Scandinavian Tobacco Group A/S	35	662
		9,860
China 2.7%
China Aoyuan Group Limited	608	657
Daqo New Energy Corp. - ADR (a)	11	799
FinVolution Group - Class A - ADR (b)	150	1,054
Huaxin Cement Co. Ltd. - Class B	860	1,859
Sichuan Sunny Seal Co., Ltd. - Class A	231	1,651
SITC International Holdings Company Limited	785	2,687
		8,707
Malta 2.7%
Kambi Group PLC (a)	47	2,501
Kindred Group PLC - SDR	341	6,011
		8,512
Brazil 2.5%
Azul S.A. - ADR (a) (b)	118	2,379
Companhia De Saneamento Do Pardo - Sanepardo	166	648
Empreendimentos Pague Menos S.A (a)	1,422	2,299
Grupo SBF S/A (a)	503	2,359
Qualicorp S.A.	—	—
Transmissora Alianca de Energia Eletrica S.A. (a)	54	378
		8,063
Italy 1.7%
Azimut Holding S.p.A.	28	645
Interpump Group SpA	58	2,909
Unipol Gruppo Finanziario S.P.A.	320	1,784
		5,338
France 1.4%
Derichebourg (a)	73	596
Fnac Darty	12	711
SOITEC (a)	13	2,602
Television Francaise 1	51	462
		4,371
Hong Kong 1.3%
China Overseas Grand Oceans Group Limited	1,337	879
Kerry Properties Ltd.	349	1,134
Lonking Holdings Limited	1,492	638
Pacific Textiles Holdings Limited	655	421
Texhong Textile Group Limited	35	51
VTech Holdings Ltd.	99	897
		4,020
Faroe Islands 1.1%
P/F Bakkafrost Sales	45	3,589
Indonesia 1.1%
PT Erajaya Swasembada Tbk (a)	19,512	683
PT Indo Tambangraya Megah Tbk	679	537
PT. Bank Tabungan Pensiunan Nasional Syariah	9,697	2,334
		3,554
Singapore 1.1%
BW LPG PTE. LTD.	119	815
Hutchison Port Holdings Trust	1,424	321
IGG Singapore Pte Ltd.	517	670
Yanlord Land Group Limited	1,730	1,601
		3,407
Norway 1.0%
Eurizon Opportunita	73	440
Golden Ocean Group Limited	100	696
Mercell Holding (a)	1,611	2,059
		3,195
Thailand 1.0%
AP (Thailand) Public Company Limited	2,027	535
Sansiri Public Company Limited	4,477	153
Sri Trang Agro-Industry Public Company Limited	1,332	2,007
Supalai Public Company Limited	628	433
		3,128
Finland 0.9%
Qt Group Oyj (a)	27	2,877
Russian Federation 0.8%
HeadHunter Group PLC - ADR	73	2,479
Belgium 0.8%
Bpost	59	569
Unifiedpost Group (a)	88	1,907
		2,476
Vietnam 0.7%
FPT Corporation	622	2,101
Poland 0.4%
InPost S.A. (a)	85	1,410
Luxembourg 0.4%
Globant S.A. (a)	6	1,315
Turkey 0.3%
Dogan Sirketler Grubu Holding A.S. - Class A	957	375
Türk Traktör - Class A	27	680
		1,055
Malaysia 0.2%
Kossan Rubber Industries Bhd (a)	880	693
Jersey 0.0%
Centamin PLC	38	55
Total Common Stocks (cost $239,502)		306,805
PREFERRED STOCKS 0.3%
Brazil 0.2%
Companhia Paranaense de Energia Copel - Class B	520	660
Germany 0.1%
Dragerwerk AG & Co. KGaA (f)	6	461
Total Preferred Stocks (cost $1,066)		1,121
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund, 0.00% (g) (h)	6,338	6,338
Total Short Term Investments (cost $6,338)		6,338
Total Investments 98.9% (cost $246,906)		314,264
Other Assets and Liabilities, Net 1.1%		3,335
Total Net Assets 100.0%		317,599

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $2,392 and 0.8% of the Fund.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

as of March 31, 2021.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Integrafin Holdings PLC	01/31/20	2,305	2,454	0.8

JNL Multi-Manager International Small Cap Fund– Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	04/06/21	AUD	762	579	(3)
DKK/USD	BNY	04/07/21	DKK	942	148	—
EUR/USD	BBH	04/06/21	EUR	617	724	(2)
HKD/USD	BNY	04/07/21	HKD	2,870	369	—
USD/CHF	BBH	04/06/21	CHF	(1,051)	(1,112)	4
USD/DKK	SSB	04/06/21	DKK	(133)	(21)	—
USD/EUR	BBH	04/06/21	EUR	(3)	(3)	—
USD/EUR	CIT	04/06/21	EUR	(475)	(557)	1
USD/GBP	UBS	04/06/21	GBP	(365)	(503)	—
					(376)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.8%
Industrials 16.3%
Aerojet Rocketdyne Holdings, Inc. (a)	34	1,601
AGCO Corporation	45	6,407
Alaska Air Group, Inc.	102	7,059
AMETEK, Inc.	177	22,621
APi Group Corporation (a)	332	6,875
Clarivate PLC (a)	562	14,833
Fortive Corporation	272	19,249
Generac Holdings Inc. (a)	29	9,509
Hubbell Inc.	32	5,962
IDEX Corporation	38	7,954
JB Hunt Transport Services Inc.	34	5,714
Landstar System Inc.	39	6,454
Lincoln Electric Holdings Inc.	24	2,914
ManpowerGroup Inc.	55	5,420
Masonite International Corporation (a)	68	7,825
Middleby Corp. (a)	26	4,243
Mueller Water Products Inc. - Class A	493	6,844
Nordson Corp.	47	9,338
Northrop Grumman Systems Corp.	26	8,525
Old Dominion Freight Line Inc.	20	4,832
Oshkosh Corp.	47	5,589
Owens Corning Inc.	62	5,682
Parker-Hannifin Corporation	18	5,772
Regal-Beloit Corp.	42	5,950
Republic Services Inc.	32	3,199
Resideo Technologies, Inc. (a)	153	4,336
Rexnord Corporation	142	6,677
Rockwell Automation Inc.	30	7,963
Shoals Technologies LLC - Class A (a)	78	2,713
Teledyne Technologies Inc. (a)	12	4,798
Textron Inc.	148	8,277
Toro Co.	126	13,027
Trane Technologies Public Limited Company	46	7,632
United Rentals Inc. (a)	13	4,281
Verisk Analytics, Inc.	26	4,506
Vertiv Holdings, LLC - Class A	366	7,326
Waste Connections, Inc.	28	3,013
Werner Enterprises Inc.	18	841
WillScot Mobile Mini Holdings Corp. - Class A (a)	240	6,654
Xylem Inc.	18	1,914
		274,329
Health Care 15.3%
Abcam PLC - ADR (a)	3	54
Align Technology, Inc. (a)	22	11,643
Avantor, Inc. (a)	266	7,690
Baxter International Inc.	118	9,921
Bio-Rad Laboratories, Inc. - Class A (a)	20	11,480
Bio-Techne Corporation	39	14,857
Cantel Medical Corp. (a)	98	7,824
Catalent Inc. (a)	100	10,552
Cerner Corp.	12	843
Cooper Cos. Inc.	42	15,825
Dentsply Sirona Inc.	388	24,773
Edwards Lifesciences Corporation (a)	155	12,964
Envista Holdings Corporation (a)	57	2,324
Globus Medical Inc. - Class A (a)	26	1,623
Hill-Rom Holdings Inc.	56	6,165
Horizon Therapeutics Public Limited Company (a)	28	2,614
Icon Public Limited Company (a)	16	3,142
ICU Medical, Inc. (a)	48	9,962
Integra LifeSciences Holdings Corp. (a)	175	12,125
Maravai LifeSciences Holdings, Inc. - Class A (a)	175	6,244
Masimo Corp. (a)	39	8,957
Merit Medical Systems Inc. (a)	45	2,714
Molina Healthcare, Inc. (a)	18	4,091
Quest Diagnostics Incorporated	48	6,199
Smith & Nephew PLC - ADR (b)	357	13,519
Syneos Health, Inc. - Class A (a)	90	6,811
Tandem Diabetes Care Inc. (a)	65	5,780
Universal Health Services Inc. - Class B	12	1,635
Varian Medical Systems, Inc. (a)	52	9,207
Veeva Systems Inc. - Class A (a)	35	9,143
Waters Corp. (a)	48	13,640
West Pharmaceutical Services Inc.	15	4,086
		258,407
Financials 14.5%
AFLAC Incorporated	58	2,953
Alleghany Corporation (a)	13	8,142
American Financial Group, Inc.	67	7,622
Arch Capital Group Ltd. (a)	209	8,023
Arthur J Gallagher & Co.	156	19,434
Chubb Limited	53	8,350
Cullen/Frost Bankers Inc.	81	8,831
Everest Re Group, Ltd.	126	31,298
Fifth Third Bancorp	185	6,947
First Republic Bank	39	6,503
MetLife, Inc.	53	3,247
Northern Trust Corp.	224	23,515
Old Republic International Corp.	155	3,385
Prosperity Bancshares Inc.	167	12,536
Reinsurance Group of America, Incorporated	26	3,297
SVB Financial Group (a)	17	8,145
TCF Financial Corporation	105	4,883
The Hartford Financial Services Group, Inc.	198	13,230
The Travelers Companies, Inc.	110	16,581
TowneBank	32	980
Tradeweb Markets Inc. - Class A	173	12,802
UMB Financial Corp.	27	2,471
Valley National Bancorp	260	3,566
W. R. Berkley Corporation	113	8,474
Western Alliance Bancorp	116	10,993
White Mountains Insurance Group Ltd	2	1,961
Zions Bancorp	127	6,980
		245,149
Information Technology 14.0%
Amphenol Corporation - Class A	160	10,535
Arista Networks, Inc. (a)	13	3,774
Asana, Inc. - Class A (a)	246	7,031
Aspen Technology, Inc. (a)	32	4,604
Autodesk, Inc. (a)	17	4,656
Black Knight, Inc. (a)	59	4,388
CDW Corp.	46	7,658
Cloudera, Inc. (a)	240	2,921
DocuSign, Inc. (a)	9	1,761
DXC Technology Company (a)	151	4,720
Flex Ltd. (a)	290	5,310
Genpact Limited	139	5,935
Hewlett Packard Enterprise Company	256	4,029
Keysight Technologies, Inc. (a)	51	7,256
Lam Research Corp.	6	3,750
Leidos Holdings Inc.	38	3,630
Marvell Technology Group Ltd	82	4,021
MAXIMUS Inc.	64	5,672
Medallia, Inc. (a)	392	10,933
Motorola Solutions Inc.	21	3,968
MTS Systems Corp. (a)	112	6,542
NCR Corporation (a)	122	4,626
New Relic, Inc. (a)	91	5,595
Okta, Inc. - Class A (a)	32	7,054
On Semiconductor Corporation (a)	178	7,423
Palo Alto Networks, Inc. (a)	37	11,820
Proofpoint, Inc. (a)	71	8,931
Pure Storage, Inc. - Class A (a)	343	7,388
ServiceNow, Inc. (a)	11	5,251
Skyworks Solutions, Inc.	11	1,982
Smartsheet Inc. - Class A (a)	135	8,629
SolarEdge Technologies Ltd. (a)	13	3,622
Splunk Inc. (a)	65	8,766
Synopsys Inc. (a)	32	7,929
Workday, Inc. - Class A (a)	72	17,961
Zebra Technologies Corp. - Class A (a)	4	2,086
Zendesk, Inc. (a)	37	4,841
Zscaler, Inc. (a)	54	9,356
		236,354

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Consumer Staples 11.1%
Archer-Daniels-Midland Company	157	8,978
Beiersdorf Aktiengesellschaft - ADR	917	19,382
Calavo Growers Inc.	11	842
Cal-Maine Foods Inc. (a)	250	9,612
Campbell Soup Company	130	6,560
Casey's General Stores Inc.	39	8,496
Church & Dwight Co. Inc.	92	8,080
Diageo PLC - ADR	4	676
Henkel AG & Co. KGaA - ADR	34	830
Hershey Co.	122	19,422
Hormel Foods Corp.	163	7,798
JM Smucker Co.	106	13,412
Kimberly-Clark Corporation	49	6,842
Lamb Weston Holdings Inc.	124	9,600
Lancaster Colony Corp.	16	2,806
McCormick & Co. Inc.	69	6,152
Mission Produce, Inc. (a)	68	1,297
Molson Coors Beverage Company - Class B (a)	161	8,261
Performance Food Group, Inc. (a)	165	9,529
Sanderson Farms Inc.	89	13,817
Sysco Corp.	80	6,299
The Clorox Company	51	9,740
Treehouse Foods, Inc. (a)	24	1,251
Tyson Foods Inc. - Class A	92	6,821
		186,503
Consumer Discretionary 8.3%
Advance Auto Parts, Inc.	83	15,230
Aptiv PLC (a)	108	14,893
AutoNation, Inc. (a)	50	4,661
BorgWarner Inc.	188	8,739
Carnival Plc (a)	151	4,013
Carvana Co. - Class A (a)	23	6,140
Chewy, Inc. - Class A (a)	46	3,905
Darden Restaurants Inc.	41	5,765
Hasbro, Inc.	64	6,132
Las Vegas Sands Corp. (a)	101	6,119
Lear Corporation	21	3,734
Leslie's, Inc. (a)	133	3,254
Petco Health And Wellness Company, Inc. - Class A (a)	45	999
Planet Fitness, Inc. - Class A (a)	40	3,061
Ross Stores Inc.	97	11,608
Service Corp. International	92	4,707
Terminix Global Hldgs Inc. (a)	148	7,055
Tractor Supply Co.	72	12,838
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32	9,971
Yum! Brands, Inc.	58	6,264
		139,088
Materials 4.6%
AptarGroup, Inc.	125	17,780
Ashland Global Holdings Inc.	65	5,770
Avery Dennison Corporation	40	7,346
Ball Corporation	72	6,127
Corteva, Inc.	88	4,103
Eastman Chemical Co.	45	4,944
International Flavors & Fragrances Inc.	39	5,445
Packaging Corporation of America	44	5,944
Reliance Steel & Aluminum Co.	39	5,939
Reynolds Consumer Products LLC	108	3,219
Steel Dynamics Inc.	125	6,330
Westlake Chemical Corporation	59	5,203
		78,150
Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	39	6,326
American Homes 4 Rent - Class A	154	5,151
Americold Realty Trust	212	8,163
AvalonBay Communities, Inc.	22	4,035
Boston Properties Inc.	16	1,596
Equity Commonwealth (a)	689	19,156
Healthcare Realty Trust Inc.	193	5,843
Healthcare Trust of America, Inc. - Class A	108	2,979
Highwoods Properties Inc.	96	4,122
Lamar Advertising Co. - Class A	61	5,767
National Retail Properties, Inc.	89	3,909
Starwood Property Trust, Inc.	256	6,343
		73,390
Utilities 3.7%
Alliant Energy Corporation	93	5,037
Ameren Corporation	75	6,126
American Water Works Company, Inc.	12	1,728
Avista Corporation	105	5,007
California Water Service Group	51	2,872
DTE Energy Company	26	3,408
Essential Utilities, Inc.	143	6,408
Eversource Energy	61	5,299
IDACORP Inc.	8	819
Middlesex Water Co.	8	666
SJW Corp.	150	9,418
United Utilities Group PLC - ADR (b)	440	11,486
Xcel Energy Inc.	64	4,263
		62,537
Energy 1.5%
Cimarex Energy Co.	74	4,401
Devon Energy Corporation	193	4,213
Pioneer Natural Resources Co.	67	10,665
Valero Energy Corporation	78	5,585
		24,864
Communication Services 1.1%
Expedia Group, Inc. (a)	38	6,541
Interpublic Group of Cos. Inc.	221	6,453
Live Nation Entertainment, Inc. (a)	61	5,198
		18,192
Total Common Stocks (cost $1,266,348)		1,596,963
PREFERRED STOCKS 1.7%
Health Care 0.8%
Becton, Dickinson and Company, 6.00%, 06/01/23 (b) (c)	231	12,429
Boston Scientific Corporation, 5.50%, 06/01/23 (c)	8	807
		13,236
Financials 0.5%
MetLife, Inc., 5.63%, (25, 06/15/23) (d)	23	632
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (d)	63	1,662
U.S. Bancorp, 6.50%, (25, 01/15/22) (d)	51	1,326
U.S. Bancorp, 3.50%, (25, 05/24/21) (b) (d)	244	5,868
		9,488
Utilities 0.4%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	118	6,772
Total Preferred Stocks (cost $28,658)		29,496
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.5%
JNL Government Money Market Fund, 0.00% (e) (f)	58,059	58,059
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.00% (e) (f)	17,445	17,445
Total Short Term Investments (cost $75,504)		75,504
Total Investments 101.0% (cost $1,370,510)		1,701,963
Other Assets and Liabilities, Net (1.0)%		(17,655)
Total Net Assets 100.0%		1,684,308

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 98.1%
Information Technology 29.3%
2U, Inc. (a)	278	10,612
ACI Worldwide, Inc. (a)	680	25,886
Advanced Energy Industries, Inc.	72	7,825
Akoustis Technologies, Inc. (a) (b)	375	5,003
Arco Platform Limited - Class A (a)	134	3,384
Aspen Technology, Inc. (a)	175	25,222
Avalara, Inc. (a)	171	22,878
Avaya Holdings Corp. (a)	508	14,239
Bill.Com Holdings Inc. (a)	339	49,324
Blackline, Inc. (a)	348	37,714
Brooks Automation Inc.	223	18,208
Canadian Solar Inc. (a) (b)	251	12,451
Cloudera, Inc. (a)	1,127	13,712
CMC Materials Inc.	29	5,129
Cornerstone OnDemand, Inc. (a)	113	4,910
Datto Holding Corp. (a)	216	4,955
Digital Turbine USA, Inc. (a)	606	48,733
DigitalOcean Holdings, Inc. (a) (b)	79	3,333
Dolby Laboratories, Inc. - Class A	57	5,652
Domo Inc. - Class B (a)	80	4,498
Duck Creek Technologies, Inc. (a) (b)	619	27,962
Dynatrace Holdings LLC (a)	230	11,114
Enphase Energy, Inc. (a)	280	45,379
Entegris, Inc.	91	10,172
Euronet Worldwide Inc. (a)	157	21,750
Everbridge, Inc. (a)	50	6,019
Fair Isaac Corporation (a)	16	7,718
Five9 Inc. (a)	83	13,022
Globant S.A. (a)	20	4,078
GoDaddy Inc. - Class A (a)	57	4,395
Itron Inc. (a)	71	6,332
Kulicke & Soffa Industries Inc.	1,049	51,541
Lattice Semiconductor Corp. (a)	355	15,974
LivePerson, Inc. (a)	494	26,064
Liveramp, Inc. (a)	56	2,883
MACOM Technology Solutions Holdings, Inc. (a)	432	25,046
MAXIMUS Inc.	68	6,037
Medallia, Inc. (a)	289	8,070
MKS Instruments, Inc.	54	10,102
Monolithic Power Systems Inc.	15	5,420
nCino, Inc. (a) (b)	273	18,246
NeoPhotonics Corporation (a) (b)	519	6,201
Nutanix, Inc. - Class A (a)	66	1,761
NVE Corp.	43	3,010
Olo Inc. - Class A (a)	199	5,241
OSI Systems Inc. (a)	69	6,675
Paycom Software, Inc. (a)	53	19,408
Porch Group Inc - Class A (a) (b)	967	17,115
Power Integrations Inc.	35	2,837
Proofpoint, Inc. (a)	115	14,485
PROS Holdings, Inc. (a)	133	5,633
Q2 Holdings, Inc. (a)	177	17,746
Repay Holdings Corporation - Class A (a)	185	4,340
RingCentral, Inc. - Class A (a)	40	11,856
Sapiens International Corporation N.V.	81	2,586
Science Applications International Corp.	87	7,306
Semtech Corp. (a)	121	8,321
Sharpspring Technologies, Inc. (a)	383	6,124
Shift4 Payments, LLC - Class A (a)	96	7,838
ShotSpotter, Inc. (a)	62	2,183
Silicon Laboratories Inc. (a)	38	5,409
Silicon Motion, Inc. - ADR	46	2,734
Sitime Corporation (a)	53	5,215
Sprout Social, Inc. - Class A (a)	208	12,020
SPS Commerce, Inc. (a)	254	25,243
Telos Corporation (a)	118	4,492
Upland Software, Inc. (a)	198	9,329
Varonis Systems, Inc. (a)	415	21,291
Viavi Solutions Inc. (a)	304	4,777
Wex, Inc. (a)	40	8,264
Wix.Com Ltd. (a)	46	12,830
WNS (Holdings) Limited - ADR (a)	186	13,480
Workiva Inc. - Class A (a)	158	13,923
Zendesk, Inc. (a)	93	12,368
		953,033
Health Care 23.4%
1Life Healthcare, Inc. (a)	152	5,940
908 Devices Inc. (a)	124	6,029
ACADIA Pharmaceuticals Inc. (a)	100	2,591
Acceleron Pharma Inc. (a)	44	5,991
AdaptHealth, LLC - Class A (a)	402	14,764
Aerie Pharmaceuticals, Inc. (a)	369	6,594
Affimed N.V. (a)	1,348	10,663
Allogene Therapeutics, Inc. (a)	83	2,923
Apellis Pharmaceuticals, Inc. (a)	126	5,424
Arcus Biosciences, Inc. (a)	133	3,729
Arrowhead Pharmaceuticals Inc (a)	64	4,245
Ascendis Pharma A/S - ADR (a)	24	3,141
AtriCure, Inc. (a)	189	12,373
Autolus Therapeutics PLC - ADR (a) (b)	143	821
Avidity Biosciences, Inc. (a) (b)	85	1,848
Axsome Therapeutics, Inc. (a)	54	3,046
Beam Therapeutics Inc. (a) (b)	89	7,104
BioCryst Pharmaceuticals, Inc. (a) (b)	248	2,518
Biohaven Pharmaceutical Holding Company Ltd. (a)	60	4,122
BioLife Solutions, Inc. (a)	132	4,759
Biomerica, Inc. (a) (b)	539	2,943
Bluebird Bio, Inc. (a)	91	2,739
Blueprint Medicines Corporation (a)	73	7,053
Bridgebio Pharma, Inc. (a) (b)	80	4,953
Cardiovascular Systems Inc. (a)	169	6,491
Castle Biosciences, Inc. (a)	213	14,563
Celyad SA - ADR (a) (b)	60	416
Cerus Corporation (a)	578	3,473
Charles River Laboratories International Inc. (a)	44	12,509
Cidara Therapeutics Inc. (a) (b)	22	59
Compass Pathways PLC - ADR (a) (b)	54	1,999
Conmed Corp.	77	10,037
Constellation Pharmaceuticals, Inc. (a)	137	3,205
CRISPR Therapeutics AG (a)	20	2,454
Cryoport, Inc. (a) (b)	329	17,115
Cytomx Therapeutics, Inc. (a)	234	1,812
CytoSorbents Corporation (a) (b)	374	3,248
Dermtech Operations, Inc. (a) (b)	60	3,056
Eargo, Inc. (a) (b)	31	1,551
Editas Medicine, Inc. (a) (b)	56	2,337
Enanta Pharmaceuticals, Inc. (a)	86	4,238
Encompass Health Corporation	67	5,503
Epizyme, Inc. (a)	485	4,227
Equillium, Inc. (a) (b)	234	1,674
Esperion Therapeutics, Inc. (a) (b)	146	4,104
Evolent Health, Inc. - Class A (a) (b)	1,385	27,974
Fate Therapeutics, Inc. (a)	131	10,804
Fennec Pharmaceuticals, Inc. (a) (b)	169	1,047
Flexion Therapeutics, Inc. (a) (b)	413	3,696
Frequency Therapeutics, Inc. (a) (b)	47	444
Generation Bio Co. (a)	91	2,590
Glaukos Corp. (a)	89	7,461
Halozyme Therapeutics, Inc. (a)	411	17,119
Hanger, Inc. (a)	91	2,080
Harvard Bioscience Inc. (a)	296	1,618
Health Catalyst, Inc. (a)	78	3,660
HealthEquity, Inc. (a)	220	14,945
Horizon Therapeutics Public Limited Company (a)	192	17,670
iCAD, Inc. (a) (b)	421	8,928
InMode Ltd (a)	36	2,634
InnovAge Holding Corp (a)	98	2,516
Insmed Inc. (a)	244	8,295
Inspire Medical Systems Inc. (a)	33	6,918
Intellia Therapeutics, Inc. (a)	82	6,567
Iovance Biotherapeutics Inc. (a)	161	5,106
iRhythm Technologies Inc. (a)	22	3,056
Jounce Therapeutics Inc. (a)	348	3,580
Karyopharm Therapeutics Inc. (a) (b)	253	2,665
Kindred Healthcare Inc. (a)	385	1,914

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kronos Bio, Inc. (a)	91	2,672
Kura Oncology, Inc. (a)	142	4,008
LHC Group, Inc. (a)	104	19,890
Ligand Pharmaceuticals Incorporated (a) (b)	121	18,430
MacroGenics Inc. (a)	211	6,695
Merit Medical Systems Inc. (a)	154	9,204
Mesa Laboratories, Inc.	34	8,377
Mirati Therapeutics, Inc. (a)	18	3,135
NanoString Technologies, Inc. (a)	71	4,652
Natera, Inc. (a)	77	7,788
National Research Corp. (a)	283	13,241
Neogenomics Laboratories, Inc. (a)	158	7,641
Neoleukin Therapeutics, Inc. (a)	102	1,251
Neuronetics, Inc. (a)	158	1,957
Nevro Corp. (a)	40	5,566
Novocure Limited (a)	76	10,030
NuVasive Inc. (a)	151	9,919
Ocular Therapeutix, Inc. (a)	562	9,215
Omnicell, Inc. (a)	68	8,792
Opthea Limited - ADR (a)	118	1,142
Organogenesis Holdings Inc. - Class A (a)	814	14,836
Oric Pharmaceuticals, Inc. (a)	90	2,198
Paratek Pharmaceuticals Inc. (a) (b)	427	3,015
PMV Pharmaceuticals, Inc. (a) (b)	69	2,256
Protara Therapeutics, Inc. (a)	40	634
Quanterix Corporation (a)	207	12,078
Reata Pharmaceuticals, Inc. - Class A (a)	31	3,111
Repligen Corporation (a)	31	6,066
Replimune Group, Inc. (a)	92	2,802
Revolution Medicines, Inc. (a)	64	2,927
Rocket Pharmaceuticals, Ltd. (a)	71	3,150
Royalty Pharma PLC - Class A	315	13,738
Rubius Therapeutics, Inc. (a) (b)	104	2,750
Sage Therapeutics Inc. (a)	39	2,920
Sangamo Therapeutics Inc. (a)	92	1,149
Scholar Rock Holding Corporation (a) (b)	56	2,835
Shockwave Medical, Inc. (a)	44	5,705
Silk Road Medical, Inc. (a)	134	6,759
Smiledirectclub, Inc. - Class A (a) (b)	871	8,978
Spero Therapeutics, Inc. (a) (b)	174	2,556
Springworks Therapeutics, Inc. (a)	68	4,980
Symbion, Inc. (a)	251	11,106
Tandem Diabetes Care Inc. (a)	105	9,293
TCR2 Therapeutics Inc. (a)	94	2,071
Turning Point Therapeutics, Inc. (a)	107	10,073
Twist Bioscience Corporation (a)	91	11,212
U. S. Physical Therapy, Inc.	149	15,530
Ultragenyx Pharmaceutical Inc. (a)	53	6,080
Vapotherm, Inc. (a) (b)	177	4,261
Veracyte, Inc. (a)	370	19,871
Vericel Corporation (a)	115	6,381
West Pharmaceutical Services Inc.	30	8,360
Xencor, Inc. (a)	81	3,467
		760,424
Industrials 14.9%
AAON, Inc.	408	28,578
Acacia Research Corporation (a)	867	5,769
Advanced Drainage Systems, Inc.	191	19,710
Alaska Air Group, Inc.	152	10,506
Alta Equipment Group Inc. - Class A (a) (b)	594	7,721
Ameresco, Inc. - Class A (a)	56	2,704
Arcosa, Inc.	81	5,287
Axone Intelligence Inc. (a)	200	28,401
Ballard Power Systems Inc. (a) (b)	85	2,080
Builders FirstSource, Inc. (a)	156	7,249
CAI International Inc.	125	5,694
Chart Industries, Inc. (a)	282	40,148
Columbus Mckinnon Corp.	185	9,785
CoStar Group, Inc. (a)	16	12,744
Douglas Dynamics, Inc.	166	7,667
Echo Global Logistics, Inc. (a)	124	3,904
ESCO Technologies Inc.	51	5,536
Evoqua Water Technologies Corp. (a)	544	14,297
Generac Holdings Inc. (a)	24	7,987
HEICO Corp. - Class A	181	20,517
Hudson Technologies Inc. (a)	531	855
John Bean Technologies Corp.	74	9,800
Kornit Digital Ltd. (a)	511	50,653
Lawson Products Inc. (a)	121	6,273
Luxfer Holdings PLC	452	9,625
Mercury Systems Inc. (a)	121	8,535
Middleby Corp. (a)	44	7,333
MSA Safety Inc.	37	5,506
Omega Flex Inc.	104	16,462
Pentair Public Limited Company	130	8,131
Plug Power Inc. (a)	213	7,612
RBC Bearings Incorporated (a)	26	5,023
Rush Enterprises Inc. - Class A	124	6,202
Saia, Inc. (a)	33	7,711
Simpson Manufacturing Co. Inc.	44	4,586
SiteOne Landscape Supply, Inc. (a)	102	17,434
SunRun Inc. (a)	55	3,351
Tetra Tech, Inc.	75	10,165
Timken Co.	112	9,067
Titan Machinery Inc. (a)	212	5,396
Trex Company, Inc. (a)	140	12,866
UFP Industries, Inc.	167	12,688
Vicor Corp. (a)	27	2,265
View, Inc. - Class A (a) (b)	312	2,312
Woodward Governor Co.	87	10,471
		486,606
Consumer Discretionary 14.5%
Bally's Corporation (a)	49	3,214
Boot Barn Holdings, Inc. (a)	161	10,019
Bright Horizons Family Solutions Inc. (a)	72	12,453
Brinker International Inc. (a)	161	11,458
Brunswick Corp.	109	10,414
Caesars Entertainment, Inc. (a)	143	12,470
Callaway Golf Co. (a)	191	5,107
Canada Goose Holdings Inc. (a)	87	3,416
Chegg, Inc. (a)	256	21,926
Churchill Downs Inc.	63	14,218
Cricut, Inc. - Class A (a) (b)	453	8,973
ETSY, Inc. (a)	126	25,370
Fox Factory Holding Corp. (a)	476	60,411
GAN Limited (b)	101	1,839
Gentherm Incorporated (a)	74	5,507
Grand Canyon Education, Inc. (a)	12	1,333
Helen of Troy Ltd (a)	54	11,355
Liquidity Services, Inc. (a)	164	3,040
Lithia Motors Inc. - Class A	24	9,453
Magnite, Inc. (a)	1,360	56,590
Marriott Vacations Worldwide Corporation (a)	79	13,789
Meritage Homes Corporation (a)	34	3,093
Nautilus, Inc. (a) (b)	1,537	24,046
Ollie's Bargain Outlet Holdings Inc. (a)	522	45,408
OneSpaWorld Holdings Limited (a) (b)	437	4,653
Planet Fitness, Inc. - Class A (a)	197	15,249
Pool Corporation	24	8,279
Purple Innovation, Inc. (a)	78	2,483
Skyline Corp. (a)	88	3,980
Stamps.com Inc. (a)	79	15,675
Steven Madden Ltd.	98	3,636
Strategic Education, Inc.	39	3,596
Tempur Sealy International, Inc.	349	12,755
The Lovesac Company (a)	93	5,266
TopBuild Corp. (a)	40	8,314
Wingstop Inc.	72	9,074
YETI Holdings, Inc. (a)	74	5,377
		473,239
Financials 6.1%
BGC Partners, Inc. - Class A	805	3,887
Executive Network Partnering Corporation (a)	96	953
Executive Network Partnering Corporation - Class A (a)	143	1,393
FactSet Research Systems Inc.	50	15,316
Focus Financial Partners Inc. - Class A (a)	207	8,625
Goosehead Insurance, Inc. - Class A (a)	115	12,307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Green Dot Corporation - Class A (a)	70	3,216
Interactive Brokers Group, Inc. - Class A	391	28,560
James River Group, Inc.	80	3,672
LPL Financial Holdings Inc.	54	7,674
MarketAxess Holdings Inc.	42	20,745
Morningstar Inc.	118	26,454
Oportun Financial Corporation (a)	372	7,704
Pinnacle Financial Partners, Inc.	121	10,703
Primerica, Inc.	51	7,509
PROG Holdings, Inc. (a)	78	3,384
Rush Street Interactive, Inc. - Class A (a) (b)	334	4,919
ServisFirst Bancshares, Inc.	144	8,872
The PRA Group, Inc. (a)	131	4,867
Victory Capital Holdings, Inc. - Class A (b)	139	3,555
Walker & Dunlop, Inc.	68	7,002
Western Alliance Bancorp	92	8,693
		200,010
Communication Services 5.1%
Auto Trader Group PLC (a)	4,485	34,266
Autohome Inc. - Class A (a)	50	2,097
Autohome Inc. - Class A - ADR	339	31,598
Bandwidth Inc. - Class A (a)	139	17,595
Bumble Inc. - Class A (a)	71	4,434
Chicken Soup For The Soul Entertainment Inc. - Class A (a)	273	6,569
EverQuote, Inc. - Class A (a)	181	6,595
Gray Television, Inc.	238	4,383
Match Group, Inc. (a)	48	10,286
Mediaalpha, Inc. - Class A (a) (b)	471	16,705
Rightmove PLC	3,597	28,872
Vonage Holdings Corp. (a)	232	2,748
		166,148
Consumer Staples 3.1%
Bellring Brands, LLC - Class A (a)	193	4,559
Beyond Meat, Inc. (a) (b)	33	4,334
BJ's Wholesale Club Holdings, Inc. (a)	103	4,632
Casey's General Stores Inc.	50	10,701
E.L.F. Beauty, Inc. (a)	202	5,429
Freshpet Inc. (a)	139	22,040
Grocery Outlet Holding Corp. (a)	404	14,901
Performance Food Group, Inc. (a)	153	8,826
PriceSmart Inc.	112	10,795
The Chefs' Warehouse, Inc. (a)	445	13,579
		99,796
Materials 0.7%
Avient Corporation	188	8,896
Ingevity Corporation (a)	106	8,014
Materion Corp.	66	4,382
Neo Performance Materials Inc.	105	1,674
		22,966
Real Estate 0.5%
Innovative Industrial Properties, Inc. (b)	31	5,658
Newmark Group, Inc. - Class A	328	3,285
Rexford Industrial Realty, Inc.	167	8,422
		17,365
Energy 0.5%
Array Technologies, Inc. (a)	84	2,514
Clean Energy Fuels Corp. (a)	428	5,877
Scorpio Tankers Inc. (b)	376	6,947
		15,338
Total Common Stocks (cost $2,349,987)		3,194,925
WARRANTS 0.0%
Executive Network Partnering Corporation (a)	36	30
Total Warrants (cost $28)		30
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	76,296	76,296
Investment Companies 2.0%
JNL Government Money Market Fund, 0.00% (c) (d)	65,012	65,012
Total Short Term Investments (cost $141,308)		141,308
Total Investments 102.4% (cost $2,491,323)		3,336,263
Other Assets and Liabilities, Net (2.4)%		(79,516)
Total Net Assets 100.0%		3,256,747

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 94.0%
Industrials 28.2%
Acuity Brands, Inc.	70	11,633
Advanced Drainage Systems, Inc.	66	6,826
Aerojet Rocketdyne Holdings, Inc. (a)	264	12,383
Air Lease Corporation - Class A	475	23,275
AMERCO (a)	25	15,254
American Woodmark Corporation (a)	252	24,901
Armstrong World Industries, Inc.	53	4,781
ASGN Incorporated (a)	84	8,017
Beacon Roofing Supply, Inc. (a)	257	13,446
BrightView Holdings, Inc. (a)	968	16,340
BWXT Government Group, Inc.	204	13,466
Colfax Corp. (a)	352	15,417
Crane Co.	151	14,227
EMCOR Group, Inc.	245	27,478
Enerpac Tool Group Corp. - Class A	274	7,160
EnerSys	119	10,814
FTI Consulting Inc. (a)	55	7,684
FuelCell Energy, Inc. (a)	68	980
Gates Industrial Corporation PLC (a)	344	5,500
GMS Inc. (a)	236	9,857
Gorman-Rupp Co.	90	2,976
Healthcare Services Group Inc.	312	8,734
Hexcel Corp. (a)	84	4,687
IAA Spinco Inc. (a)	243	13,427
Insperity, Inc.	185	15,492
JetBlue Airways Corporation (a)	203	4,129
Kadant Inc.	27	5,032
Kennametal Inc.	19	775
Landstar System Inc.	67	11,043
MasTec Inc. (a)	23	2,194
Maxar Technologies Inc.	328	12,388
Patrick Industries, Inc.	30	2,515
PGT Innovations, Inc. (a)	558	14,087
Rush Enterprises Inc. - Class A	210	10,451
SP Plus Corporation (a)	265	8,699
SPX Corp. (a)	71	4,157
Steelcase Inc. - Class A	462	6,642
TriNet Group Inc. (a)	89	6,963
UniFirst Corp.	71	15,906
US Ecology Parent, Inc. (a)	192	8,016
Vectrus, Inc. (a)	97	5,168
Werner Enterprises Inc.	100	4,701
Woodward Governor Co.	83	10,000
		427,621
Financials 19.3%
1st Source Corporation	79	3,779
American Equity Investment Life Holding Company	35	1,091
Bank OZK	44	1,791
BankUnited, Inc.	153	6,746
Banner Corporation	18	971
Brookline Bancorp, Inc.	136	2,038
Cathay General Bancorp	120	4,903
CNO Financial Group, Inc.	79	1,925
Commerce Bancshares Inc.	97	7,402
Enstar Group Limited (a)	62	15,273
Essent Group Ltd.	371	17,600
First American Financial Corporation	229	12,995
First Citizens BancShares, Inc. - Class A	16	13,230
First Hawaiian, Inc.	482	13,195
FirstCash, Inc.	232	15,247
FNB Corp.	117	1,480
Focus Financial Partners Inc. - Class A (a)	408	16,993
Glacier Bancorp, Inc.	230	13,134
Hanover Insurance Group Inc.	23	3,002
HomeStreet, Inc.	137	6,031
International Bancshares Corporation (b)	155	7,195
LPL Financial Holdings Inc.	102	14,559
National Western Life Group Inc. - Class A	25	6,176
OFG Bancorp	61	1,388
Sandy Spring Bancorp Inc.	139	6,032
Selective Insurance Group Inc.	135	9,786
UMB Financial Corp.	63	5,833
Umpqua Holdings Corp.	764	13,405
Valley National Bancorp	201	2,762
Virtu Financial Inc. - Class A	191	5,916
Virtus Partners, Inc.	52	12,222
Washington Federal Inc.	172	5,295
Webster Financial Corp.	79	4,376
White Mountains Insurance Group Ltd	12	13,379
Wintrust Financial Corporation	236	17,863
WSFS Financial Corp.	147	7,308
		292,321
Consumer Discretionary 14.5%
American Eagle Outfitters, Inc. (b)	411	12,004
America's Car Mart, Inc. (a)	104	15,801
Bloomin' Brands, Inc. (a)	348	9,408
Carter's Inc. (a)	43	3,824
Dorman Products Inc. (a)	87	8,971
Extended Stay America, Inc.	1,274	25,153
Frontdoor, Inc. (a)	91	4,918
Gentex Corp.	108	3,852
Gildan Activewear Inc. - Class A (a)	623	19,095
Grand Canyon Education, Inc. (a)	105	11,278
Group 1 Automotive Inc.	23	3,594
Hanesbrands Inc.	365	7,184
Helen of Troy Ltd (a)	70	14,666
LCI Industries	39	5,135
M/I Homes, Inc. (a)	111	6,544
Malibu Boats, Inc. - Class A (a)	71	5,657
Penn National Gaming Inc. (a)	19	2,009
Ruth's Hospitality Group Inc. (a)	255	6,323
Skechers U.S.A. Inc. - Class A (a)	124	5,167
Stoneridge, Inc. (a)	196	6,222
Thor Industries Inc.	83	11,147
Williams-Sonoma Inc.	5	879
Wingstop Inc.	9	1,096
Winnebago Industries Inc.	228	17,505
Wyndham Hotels & Resorts, Inc.	172	12,009
		219,441
Information Technology 7.9%
ACI Worldwide, Inc. (a)	330	12,557
Alteryx, Inc. - Class A (a)	8	703
Cass Information Systems, Inc.	119	5,488
Cirrus Logic Inc. (a)	42	3,591
CMC Materials Inc.	84	14,797
Ebix Inc. (b)	105	3,355
ePlus Inc. (a)	169	16,809
II-VI Incorporated (a)	38	2,593
Kulicke & Soffa Industries Inc.	134	6,558
Manhattan Associates Inc. (a)	76	8,944
MAXIMUS Inc.	97	8,628
MKS Instruments, Inc.	20	3,634
Onto Innovation Inc. (a)	141	9,256
Plexus Corp. (a)	101	9,285
SPS Commerce, Inc. (a)	26	2,599
Verra Mobility Corporation - Class A (a)	865	11,702
		120,499
Health Care 7.9%
Acadia Healthcare Company, Inc. (a)	76	4,316
Addus HomeCare Corporation (a)	107	11,223
Atea Pharmaceuticals, Inc. (a) (b)	40	2,490
Change Healthcare Inc. (a)	496	10,962
Editas Medicine, Inc. (a) (b)	58	2,418
Encompass Health Corporation	133	10,893
Hill-Rom Holdings Inc.	110	12,109
Integra LifeSciences Holdings Corp. (a)	206	14,257
Jounce Therapeutics Inc. (a)	103	1,054
Lantheus Holdings Inc. (a)	172	3,676
Premier Healthcare Solutions, Inc. - Class A	374	12,660
Syneos Health, Inc. - Class A (a)	373	28,302
Varex Imaging Corporation (a)	258	5,285
		119,645

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Real Estate 5.7%
Alexander & Baldwin, LLC	706	11,855
American Campus Communities, Inc.	57	2,483
Brandywine Realty Trust	142	1,829
CubeSmart	102	3,870
Getty Realty Corp.	109	3,095
Highwoods Properties Inc.	18	777
Independence Realty Trust, Inc.	92	1,392
Jones Lang LaSalle Incorporated (a)	108	19,354
Life Storage Inc.	38	3,270
Marcus & Millichap Inc. (a)	357	12,031
PS Business Parks, Inc.	11	1,733
QTS Realty Trust, Inc. - Class A	44	2,734
Rayonier Inc.	183	5,902
Ryman Hospitality Properties, Inc. (a)	150	11,627
STAG Industrial, Inc.	118	3,953
		85,905
Materials 5.5%
Alcoa Corporation (a)	87	2,826
Axalta Coating Systems Ltd. (a)	180	5,321
Chase Corporation	34	3,911
Commercial Metals Co.	48	1,486
Element Solutions, Inc.	555	10,155
H.B. Fuller Company	195	12,280
Hecla Mining Co.	1,012	5,759
Ingevity Corporation (a)	30	2,247
Reliance Steel & Aluminum Co.	82	12,442
Schweitzer-Mauduit International Inc.	315	15,450
Summit Materials, Inc. - Class A (a)	217	6,091
Tronox Holdings PLC	185	3,383
Valvoline, Inc.	51	1,338
		82,689
Consumer Staples 1.8%
Central Garden & Pet Co. - Class A (a)	118	6,140
Darling Ingredients Inc. (a)	60	4,400
Inter Parfums Inc.	177	12,590
The Simply Good Foods Company (a)	129	3,938
		27,068
Utilities 1.4%
ALLETE, Inc.	11	769
Black Hills Corporation	49	3,254
Clearway Energy, Inc. - Class C	84	2,355
Portland General Electric Co.	79	3,772
Southwest Gas Corp.	134	9,222
Spire, Inc.	29	2,178
		21,550
Energy 1.1%
ChampionX Corporation (a)	43	934
Cimarex Energy Co.	68	4,032
CVR Energy, Inc. (a)	55	1,048
Devon Energy Corporation	114	2,494
DHT Holdings, Inc.	311	1,842
DMC Global Inc. (a)	57	3,104
Matador Resources Co.	122	2,856
		16,310
Communication Services 0.7%
Glu Mobile Inc. (a)	96	1,197
Hemisphere Media Group, Inc. - Class A (a)	505	5,886
Telephone & Data Systems Inc.	178	4,086
		11,169
Total Common Stocks (cost $1,088,811)		1,424,218
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.0%
JNL Government Money Market Fund, 0.00% (c) (d)	90,395	90,395
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	2,106	2,106
Total Short Term Investments (cost $92,501)		92,501
Total Investments 100.1% (cost $1,181,312)		1,516,719
Other Assets and Liabilities, Net (0.1)%		(1,026)
Total Net Assets 100.0%		1,515,693

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 99.1%
Information Technology 26.4%
Accenture Public Limited Company - Class A	4	1,025
Adobe Inc. (a)	3	1,332
Advanced Micro Devices, Inc. (a)	7	557
Akamai Technologies, Inc. (a)	1	96
Amphenol Corporation - Class A	4	232
Analog Devices, Inc.	2	335
ANSYS, Inc. (a)	1	173
Apple Inc. (a)	92	11,263
Applied Materials, Inc.	5	717
Arista Networks, Inc. (a)	—	94
Autodesk, Inc. (a)	1	357
Automatic Data Processing, Inc.	3	472
Broadcom Inc.	2	1,107
Broadridge Financial Solutions, Inc.	1	101
Cadence Design Systems Inc. (a)	2	224
CDW Corp.	1	136
Cisco Systems, Inc.	25	1,276
Citrix Systems Inc.	1	101
Cognizant Technology Solutions Corp. - Class A	3	239
Corning Incorporated	5	196
DXC Technology Company (a)	1	43
Enphase Energy, Inc. (a)	1	124
F5 Networks, Inc. (a)	—	73
Fidelity National Information Services, Inc.	4	511
Fiserv, Inc. (a)	3	401
FleetCor Technologies Inc. (a)	—	132
FLIR Systems Inc.	1	41
Fortinet, Inc. (a)	1	143
Gartner Inc. (a)	1	95
Global Payments Inc.	2	349
Hewlett Packard Enterprise Company	8	121
HP Inc.	7	233
Intel Corporation	24	1,520
International Business Machines Corporation	5	697
Intuit Inc.	2	614
IPG Photonics Corporation (a)	—	44
Jack Henry & Associates Inc.	—	67
Juniper Networks, Inc.	2	51
Keysight Technologies, Inc. (a)	1	157
KLA-Tencor Corp.	1	298
Lam Research Corp.	1	498
Leidos Holdings Inc.	1	75
MasterCard Incorporated - Class A	5	1,825
Maxim Integrated Products, Inc. (a)	2	145
Microchip Technology Incorporated	2	245
Micron Technology, Inc. (a)	7	578
Microsoft Corporation	44	10,390
Monolithic Power Systems Inc.	—	88
Motorola Solutions Inc.	1	184
NetApp, Inc.	1	93
NortonLifelock Inc.	3	72
NVIDIA Corporation	4	1,935
NXP Semiconductors N.V.	2	327
Oracle Corporation	11	761
Paychex Inc.	2	185
Paycom Software, Inc. (a)	—	108
Paypal Holdings, Inc. (a)	7	1,662
Qorvo, Inc. (a)	1	118
Qualcomm Incorporated	7	881
Salesforce.Com, Inc. (a)	5	1,137
Seagate Technology Public Limited Company	1	88
ServiceNow, Inc. (a)	1	574
Skyworks Solutions, Inc.	1	178
Synopsys Inc. (a)	1	217
TE Connectivity Ltd.	2	251
Teradyne Inc.	1	116
Texas Instruments Incorporated	5	1,017
The Western Union Company	2	61
Trimble Inc. (a)	1	112
Tyler Technologies Inc. (a)	—	98
VeriSign, Inc. (a)	1	117
Visa Inc. - Class A	10	2,099
Western Digital Corporation (a)	2	121
Xilinx, Inc. (a)	1	175
Zebra Technologies Corp. - Class A (a)	—	148
		52,426
Health Care 12.9%
Abbott Laboratories	10	1,241
AbbVie Inc.	10	1,117
ABIOMED, Inc. (a)	—	83
Agilent Technologies, Inc.	2	223
Alexion Pharmaceuticals, Inc. (a)	1	193
Align Technology, Inc. (a)	—	229
AmerisourceBergen Corporation	1	100
Amgen Inc.	3	840
Anthem, Inc.	1	515
Baxter International Inc.	3	247
Becton, Dickinson and Company	2	414
Biogen Inc. (a)	1	246
Bio-Rad Laboratories, Inc. - Class A (a)	—	70
Boston Scientific Corporation (a)	8	321
Bristol-Myers Squibb Company	13	827
Cardinal Health, Inc.	2	102
Catalent Inc. (a)	1	106
Centene Corporation (a)	3	213
Cerner Corp.	2	130
Cigna Holding Company	2	498
Cooper Cos. Inc.	—	108
CVS Health Corporation	8	577
Danaher Corporation	4	834
DaVita Inc. (a)	—	46
Dentsply Sirona Inc.	1	81
DexCom Inc. (a)	1	203
Edwards Lifesciences Corporation (a)	4	306
Eli Lilly & Co.	5	869
Gilead Sciences, Inc.	7	475
HCA Healthcare, Inc.	2	293
Henry Schein Inc. (a)	1	58
Hologic Inc. (a)	2	114
Humana Inc.	1	317
IDEXX Laboratories, Inc. (a)	1	245
Illumina, Inc. (a)	1	328
Incyte Corporation (a)	1	87
Intuitive Surgical, Inc. (a)	1	509
IQVIA Inc. (a)	1	212
Johnson & Johnson	15	2,525
Laboratory Corporation of America Holdings (a)	1	147
McKesson Corporation	1	182
Medtronic Public Limited Company	8	931
Merck & Co., Inc.	15	1,141
Mettler-Toledo International Inc. (a)	—	155
PerkinElmer Inc.	1	82
Perrigo Company Public Limited Company	1	30
Pfizer Inc.	33	1,182
Quest Diagnostics Incorporated	1	101
Regeneron Pharmaceuticals, Inc. (a)	1	292
ResMed Inc.	1	166
Steris Limited	1	95
Stryker Corporation	2	467
Teleflex Incorporated	—	115
Thermo Fisher Scientific Inc.	2	1,051
UnitedHealth Group Incorporated	6	2,056
Universal Health Services Inc. - Class B	—	61
Varian Medical Systems, Inc. (a)	1	92
Vertex Pharmaceuticals Incorporated (a)	2	328
Viatris, Inc. (a)	7	100
Waters Corp. (a)	—	101
West Pharmaceutical Services Inc.	—	123
Zimmer Biomet Holdings, Inc.	1	191
Zoetis Inc. - Class A	3	438
		25,529
Consumer Discretionary 11.5%
Advance Auto Parts, Inc.	—	68
Amazon.com, Inc. (a)	3	7,738
Aptiv PLC (a)	2	219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AutoZone, Inc. (a)	—	184
Best Buy Co., Inc.	1	155
BorgWarner Inc.	1	62
Caesars Entertainment, Inc. (a)	1	108
CarMax Inc. (a)	1	124
Carnival Plc (a)	5	123
Chipotle Mexican Grill Inc. (a)	—	234
D.R. Horton, Inc.	2	173
Darden Restaurants Inc.	1	106
Dollar Tree Inc. (a)	1	158
Domino's Pizza, Inc.	—	82
eBay Inc.	4	230
ETSY, Inc. (a)	1	145
Ford Motor Company (a)	23	281
Gap Inc.	1	37
Garmin Ltd.	1	117
General Motors Company (a)	7	427
Genuine Parts Co.	1	95
Hanesbrands Inc.	2	37
Hasbro, Inc.	1	70
Hilton Worldwide Holdings Inc. (a)	2	193
L Brands, Inc. (a)	1	87
Las Vegas Sands Corp. (a)	2	114
Leggett & Platt Inc.	1	33
Lennar Corporation - Class A	2	163
LKQ Corporation (a)	2	69
Lowe`s Companies, Inc.	4	813
Marriott International, Inc. - Class A (a)	2	231
McDonald's Corporation	4	977
MGM Resorts International	2	90
Mohawk Industries Inc. (a)	—	68
Newell Brands Inc.	2	61
NIKE, Inc. - Class B	7	988
Norwegian Cruise Line Holdings Ltd. (a) (b)	2	57
NVR, Inc. (a)	—	99
O'Reilly Automotive, Inc. (a)	—	209
Penn National Gaming Inc. (a)	1	93
Pool Corporation	—	79
Pulte Homes Inc.	2	81
PVH Corp.	—	41
Ralph Lauren Corp. - Class A (a)	—	32
Ross Stores Inc.	2	250
Royal Caribbean Cruises Ltd.	1	109
Starbucks Corporation	7	753
Tapestry Inc. (a)	2	69
Tesla Inc. (a)	4	2,997
The Home Depot, Inc.	6	1,921
TJX Cos. Inc.	7	465
Tractor Supply Co.	1	118
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	99
Under Armour Inc. - Class A (a)	1	26
Under Armour Inc. - Class C (a)	1	21
VF Corp.	2	151
Whirlpool Corporation	—	79
Wynn Resorts Ltd. (a)	1	76
Yum! Brands, Inc.	2	188
		22,873
Financials 11.2%
AFLAC Incorporated	4	192
American Express Company (a)	4	540
American International Group, Inc.	5	234
Ameriprise Financial, Inc.	1	155
AON Public Limited Company - Class A	1	305
Arthur J Gallagher & Co.	1	143
Assurant, Inc.	—	46
Bank of America Corporation	44	1,718
Berkshire Hathaway Inc. - Class B (a)	11	2,847
BlackRock, Inc.	1	626
Capital One Financial Corporation	3	342
Cboe Global Markets, Inc.	1	64
Chubb Limited	3	416
Cincinnati Financial Corporation	1	91
Citigroup Inc.	12	888
Citizens Financial Group Inc.	2	108
CME Group Inc. - Class A	2	429
Comerica Inc.	1	60
Discover Financial Services	2	171
Everest Re Group, Ltd.	—	57
Fifth Third Bancorp	4	157
First Republic Bank	1	172
Franklin Resources Inc.	2	49
Globe Life Inc.	1	53
Huntington Bancshares Incorporated	6	92
Intercontinental Exchange, Inc.	3	368
Invesco Ltd.	2	58
JPMorgan Chase & Co.	18	2,715
KeyCorp	6	113
Lincoln National Corporation	1	68
Loews Corp.	1	66
M&T Bank Corporation	1	111
MarketAxess Holdings Inc.	—	112
Marsh & McLennan Companies, Inc.	3	363
MetLife, Inc.	4	268
Moody's Corp.	1	282
Morgan Stanley	9	682
MSCI Inc. - Class A	—	199
NASDAQ Inc.	1	97
Northern Trust Corp.	1	130
People's United Financial Inc.	2	41
Principal Financial Group, Inc.	2	90
Progressive Corp.	3	328
Prudential Financial Inc.	2	208
Raymond James Financial Inc.	1	86
Regions Financial Corporation	6	115
S&P Global Inc.	1	497
State Street Corporation	2	174
SVB Financial Group (a)	—	156
Synchrony Financial	3	126
T. Rowe Price Group, Inc.	1	230
The Allstate Corporation	2	201
The Bank of New York Mellon Corporation (c)	5	222
The Charles Schwab Corporation	9	571
The Goldman Sachs Group, Inc.	2	658
The Hartford Financial Services Group, Inc.	2	137
The PNC Financial Services Group, Inc.	2	436
The Travelers Companies, Inc.	1	218
Truist Financial Corporation	8	460
U.S. Bancorp	8	443
Unum Group	1	35
W. R. Berkley Corporation	1	61
Wells Fargo & Company	24	945
Willis Towers Watson Public Limited Company	1	170
Zions Bancorp	1	55
		22,250
Communication Services 11.2%
Activision Blizzard, Inc.	5	422
Alphabet Inc. - Class A (a)	2	3,624
Alphabet Inc. - Class C (a)	2	3,484
AT&T Inc. (a)	42	1,262
Booking Holdings Inc. (a)	—	557
Charter Communications, Inc. - Class A (a)	1	510
Comcast Corporation - Class A	27	1,446
Discovery, Inc. - Series A (a) (b)	1	41
Discovery, Inc. - Series C (a)	2	64
Dish Network Corporation - Class A (a)	1	51
Electronic Arts Inc.	2	225
Expedia Group, Inc. (a)	1	141
Facebook, Inc. - Class A (a)	14	4,140
Fox Corporation - Class A	2	72
Fox Corporation - Class B	1	29
Interpublic Group of Cos. Inc.	2	66
Live Nation Entertainment, Inc. (a)	1	73
Lumen Technologies Inc.	6	77
Netflix, Inc. (a)	3	1,351
News Corporation - Class A	2	59
News Corporation - Class B	1	14
Omnicom Group Inc.	1	94
Take-Two Interactive Software Inc. (a)	1	121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc. (a)	3	429
Twitter, Inc. (a)	5	298
Verizon Communications Inc.	24	1,407
ViacomCBS Inc. - Class B	3	150
Walt Disney Co.	11	1,958
		22,165
Industrials 8.8%
3M Company	3	653
Alaska Air Group, Inc.	1	52
Allegion Public Limited Company	1	69
American Airlines Group Inc. (a) (b)	4	91
AMETEK, Inc.	1	173
AO Smith Corp.	1	50
C.H. Robinson Worldwide, Inc.	1	73
Carrier Global Corporation	5	203
Caterpillar Inc.	3	740
Cintas Corp.	1	177
Copart Inc. (a)	1	133
CSX Corp.	4	431
Cummins Inc.	1	225
Deere & Company	2	686
Delta Air Lines, Inc.	4	181
Dover Corporation	1	113
Eaton Corporation Public Limited Company	2	323
Emerson Electric Co.	4	317
Equifax Inc.	1	131
Expeditors International of Washington Inc.	1	106
Fastenal Co.	3	170
FedEx Corporation	1	406
Fortive Corporation	2	141
Fortune Brands Home & Security, Inc.	1	78
Generac Holdings Inc. (a)	—	122
General Dynamics Corporation	1	247
General Electric Company	51	674
Honeywell International Inc.	4	883
Howmet Aerospace Inc. (a)	2	73
Huntington Ingalls Industries Inc.	—	50
IDEX Corporation	—	90
IHS Markit Ltd.	2	208
Illinois Tool Works Inc.	2	374
Ingersoll Rand Inc. (a)	2	105
Jacobs Engineering Group Inc.	1	98
JB Hunt Transport Services Inc.	—	81
Johnson Controls International Public Limited Company	4	247
Kansas City Southern	1	140
L3Harris Technologies, Inc.	1	244
Lockheed Martin Corporation	1	533
Masco Corporation	1	87
Nielsen Holdings plc	2	54
Norfolk Southern Corporation	1	396
Northrop Grumman Systems Corp.	1	294
Old Dominion Freight Line Inc.	1	131
Otis Worldwide Corporation	2	164
PACCAR Inc.	2	185
Parker-Hannifin Corporation	1	239
Pentair Public Limited Company	1	58
Quanta Services, Inc.	1	70
Raytheon BBN Technologies Corp.	9	687
Republic Services Inc.	1	120
Robert Half International Inc.	1	54
Rockwell Automation Inc.	1	181
Rollins Inc.	1	47
Roper Technologies, Inc.	1	248
Snap-On Inc.	—	73
Southwest Airlines Co. (a)	3	208
Stanley Black & Decker, Inc.	1	189
Teledyne Technologies Inc. (a)	—	91
Textron Inc.	1	72
The Boeing Company (a)	3	817
Trane Technologies Public Limited Company	1	228
TransDigm Group Inc. (a)	—	189
Union Pacific Corporation	4	864
United Airlines Holdings, Inc. (a)	2	109
United Parcel Service Inc. - Class B	4	716
United Rentals Inc. (a)	—	137
Verisk Analytics, Inc.	1	169
W. W. Grainger, Inc.	—	103
Wabtec Corp.	1	81
Waste Management, Inc.	2	294
Xylem Inc.	1	112
		17,358
Consumer Staples 6.5%
Altria Group, Inc.	11	557
Archer-Daniels-Midland Company	3	183
Brown-Forman Corp. - Class B	1	72
Campbell Soup Company	1	58
Church & Dwight Co. Inc.	1	123
Colgate-Palmolive Co.	5	392
ConAgra Brands Inc.	3	105
Constellation Brands, Inc. - Class A	1	227
Costco Wholesale Corporation	3	913
Dollar General Corporation	1	291
Estee Lauder Cos. Inc. - Class A	1	391
General Mills, Inc.	4	220
Hershey Co.	1	137
Hormel Foods Corp.	2	78
JM Smucker Co.	1	79
Kellogg Co.	1	92
Kimberly-Clark Corporation	2	276
Kraft Heinz Foods Company	4	152
Lamb Weston Holdings Inc.	1	65
McCormick & Co. Inc.	1	131
Molson Coors Beverage Company - Class B (a)	1	53
Mondelez International, Inc. - Class A	8	484
Monster Beverage 1990 Corporation (a)	2	194
PepsiCo, Inc.	8	1,141
Philip Morris International Inc.	9	808
Procter & Gamble Co. (a)	14	1,949
Sysco Corp.	3	236
Target Corporation	3	581
The Clorox Company	1	143
The Coca-Cola Company	23	1,195
The Kroger Co.	4	157
Tyson Foods Inc. - Class A	2	130
Walgreens Boots Alliance, Inc.	4	227
Walmart Inc.	8	1,101
		12,941
Energy 2.8%
Apa Corp.	2	37
Baker Hughes, a GE Company, LLC - Class A	4	94
Cabot Oil & Gas Corp.	2	46
Chevron Corporation	11	1,180
ConocoPhillips	8	420
Devon Energy Corporation	3	75
Diamondback Energy, Inc.	1	80
EOG Resources, Inc.	3	243
Exxon Mobil Corporation	25	1,382
Halliburton Company	5	110
Hess Corporation	2	111
HollyFrontier Corp.	1	29
Kinder Morgan, Inc.	11	187
Marathon Oil Corporation	5	51
Marathon Petroleum Corporation	4	200
Nov Inc. (a)	2	29
Occidental Petroleum Corporation	5	128
ONEOK, Inc.	3	129
Phillips 66	3	205
Pioneer Natural Resources Co.	1	192
Schlumberger Ltd.	8	223
The Williams Companies, Inc.	7	169
Valero Energy Corporation	2	172
		5,492
Materials 2.7%
Air Products and Chemicals, Inc.	1	365
Albemarle Corporation	1	97
Amcor Plc	9	104
Avery Dennison Corporation	1	91
Ball Corporation	2	163

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Celanese Corp. - Class A	1	100
CF Industries Holdings Inc.	1	59
Corteva, Inc.	4	200
Dow Inc.	4	279
DuPont de Nemours, Inc.	3	244
Eastman Chemical Co.	1	87
Ecolab Inc.	1	312
FMC Corporation	1	82
Freeport-McMoRan Inc. (a)	9	282
International Flavors & Fragrances Inc.	1	199
International Paper Company	2	126
Linde Public Limited Company	3	857
LyondellBasell Industries N.V. - Class A	1	153
Martin Marietta Materials Inc.	—	120
MOS Holdings Inc.	2	64
Newmont Corporation	5	283
Nucor Corporation	2	139
Packaging Corporation of America	1	73
PPG Industries, Inc.	1	204
Sealed Air Corporation	1	39
Sherwin-Williams Co.	—	348
Vulcan Materials Co.	1	132
Westrock Company, Inc.	2	79
		5,281
Utilities 2.7%
Alliant Energy Corporation	1	78
Ameren Corporation	2	122
American Electric Power Company, Inc.	3	247
American Water Works Company, Inc.	1	160
Atmos Energy Corporation	1	76
CenterPoint Energy, Inc.	3	75
CMS Energy Corp.	2	100
Consolidated Edison, Inc.	2	147
Dominion Energy, Inc.	5	359
DTE Energy Company	1	152
Duke Energy Corporation	5	434
Edison International	2	131
Entergy Corporation	1	114
Evergy, Inc.	1	78
Eversource Energy	2	174
Exelon Corporation	6	251
FirstEnergy Corp.	3	108
NextEra Energy, Inc.	11	867
NiSource Inc.	2	56
NRG Energy, Inc.	1	54
Pinnacle West Capital Corp.	1	51
PPL Corporation	5	131
Public Service Enterprise Group Inc.	3	179
Sempra Energy	2	235
The AES Corporation	4	103
The Southern Company	6	385
WEC Energy Group Inc.	2	173
Xcel Energy Inc.	3	210
		5,250
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	1	124
American Tower Corporation	3	622
AvalonBay Communities, Inc.	1	151
Boston Properties Inc.	1	86
CBRE Group, Inc. - Class A (a)	2	156
Crown Castle International Corp.	3	435
Digital Realty Trust Inc.	2	232
Duke Realty Corp.	2	89
Equinix, Inc.	1	355
Equity Residential	2	144
Essex Property Trust Inc.	—	101
Extra Space Storage Inc.	1	104
Federal Realty Investment Trust	—	43
Healthpeak Properties, Inc.	3	100
Host Hotels & Resorts, Inc.	4	66
Iron Mountain Incorporated	2	64
Kimco Realty Corporation	3	49
Mid-America Apartment Communities, Inc.	1	94
ProLogis Inc.	4	459
Public Storage	1	220
Realty Income Corporation	2	140
Regency Centers Corp.	1	53
SBA Communications Corporation	1	178
Simon Property Group, Inc.	2	215
UDR, Inc.	2	74
Ventas, Inc.	2	118
Vornado Realty Trust	1	39
Welltower Inc.	2	176
Weyerhaeuser Company	4	157
		4,844
Total Common Stocks (cost $154,465)		196,409
INVESTMENT COMPANIES 0.0%
iShares Core S&P 500 ETF	—	10
Total Investment Companies (cost $10)		10
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.00% (c) (d)	1,628	1,628
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	64	64
0.03%, 09/09/21 (e) (f)	81	81
		145
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	51	51
Total Short Term Investments (cost $1,824)		1,824
Total Investments 100.0% (cost $156,299)		198,243
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net 0.0%		19
Total Net Assets 100.0%		198,272

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	194	6	—	1	—	22	222	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	10	June 2021	1,959	10	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.2%
Consumer Staples 22.2%
Altria Group, Inc.	9	483
Boston Beer Co. Inc. - Class A (a)	—	100
Church & Dwight Co. Inc.	—	32
Colgate-Palmolive Co.	10	820
Costco Wholesale Corporation	3	890
Dollar General Corporation	1	109
Estee Lauder Cos. Inc. - Class A	3	831
Flowers Foods Inc.	2	46
General Mills, Inc.	5	307
Hershey Co.	5	836
Hormel Foods Corp.	17	814
JM Smucker Co.	1	185
Kellogg Co.	1	34
Kimberly-Clark Corporation	1	143
McCormick & Co. Inc.	3	241
Mondelez International, Inc. - Class A	9	505
Monster Beverage 1990 Corporation (a)	7	596
PepsiCo, Inc.	6	809
Philip Morris International Inc.	8	707
Procter & Gamble Co. (a)	6	866
Target Corporation	4	879
The Clorox Company	2	460
The Coca-Cola Company	14	755
The Kroger Co.	16	594
Tyson Foods Inc. - Class A	1	49
Walmart Inc.	6	848
		12,939
Health Care 19.5%
Abbott Laboratories	7	828
AbbVie Inc.	2	181
ABIOMED, Inc. (a)	1	237
Amgen Inc.	3	836
Anthem, Inc.	1	197
Becton, Dickinson and Company	—	28
Biogen Inc. (a)	1	282
Chemed Corporation	1	370
Danaher Corporation	2	425
Edwards Lifesciences Corporation (a)	1	122
Eli Lilly & Co.	3	509
Gilead Sciences, Inc.	—	29
IDEXX Laboratories, Inc. (a)	—	172
Illumina, Inc. (a)	1	240
Intuitive Surgical, Inc. (a)	1	616
Johnson & Johnson	5	843
Medtronic Public Limited Company	5	595
Merck & Co., Inc.	10	806
Mettler-Toledo International Inc. (a)	—	414
Moderna, Inc. (a)	1	100
Pfizer Inc.	5	182
Qiagen N.V. (a)	3	132
Regeneron Pharmaceuticals, Inc. (a)	1	335
ResMed Inc.	1	135
Seagen Inc. (a)	2	270
Stryker Corporation	1	229
Thermo Fisher Scientific Inc.	2	770
United Therapeutics Corporation (a)	1	128
UnitedHealth Group Incorporated	2	835
Veeva Systems Inc. - Class A (a)	1	135
Vertex Pharmaceuticals Incorporated (a)	1	186
West Pharmaceutical Services Inc.	—	19
Zoetis Inc. - Class A	1	216
		11,402
Information Technology 15.1%
Accenture Public Limited Company - Class A	3	731
Adobe Inc. (a)	2	876
Apple Inc. (a)	6	790
Automatic Data Processing, Inc.	2	437
Broadcom Inc.	—	40
Cisco Systems, Inc.	4	183
Cloudflare, Inc. - Class A (a)	1	35
Intel Corporation	7	456
Intuit Inc.	2	820
MasterCard Incorporated - Class A	2	763
Microsoft Corporation	4	837
NVIDIA Corporation	1	348
Oracle Corporation	1	50
Paypal Holdings, Inc. (a)	—	42
Salesforce.Com, Inc. (a)	—	73
ServiceNow, Inc. (a)	—	199
Skyworks Solutions, Inc.	1	115
Synopsys Inc. (a)	—	29
Texas Instruments Incorporated	5	875
Tyler Technologies Inc. (a)	—	27
Visa Inc. - Class A	4	828
Zoom Video Communications, Inc. - Class A (a)	1	240
		8,794
Industrials 9.0%
3M Company	1	150
C.H. Robinson Worldwide, Inc.	4	405
Caterpillar Inc.	1	191
Copart Inc. (a)	—	23
Emerson Electric Co.	—	25
Expeditors International of Washington Inc.	8	851
Honeywell International Inc.	2	330
Illinois Tool Works Inc.	2	502
JB Hunt Transport Services Inc.	1	108
Landstar System Inc.	3	508
Old Dominion Freight Line Inc.	4	853
Republic Services Inc.	2	211
Union Pacific Corporation	1	284
United Parcel Service Inc. - Class B	2	267
Waste Management, Inc.	4	566
		5,274
Communication Services 8.2%
Activision Blizzard, Inc.	1	73
Alphabet Inc. - Class A (a)	—	835
AT&T Inc. (a)	3	80
Booking Holdings Inc. (a)	—	349
Cable One, Inc.	—	24
Charter Communications, Inc. - Class A (a)	1	484
Facebook, Inc. - Class A (a)	3	834
Netflix, Inc. (a)	—	245
New York Times Co. - Class A	4	197
T-Mobile USA, Inc. (a)	6	795
Verizon Communications Inc.	15	853
		4,769
Utilities 6.9%
Ameren Corporation	2	194
American Electric Power Company, Inc.	3	227
American Water Works Company, Inc.	3	509
Consolidated Edison, Inc.	3	194
Dominion Energy, Inc.	4	304
DTE Energy Company	1	180
Duke Energy Corporation	4	414
Eversource Energy	1	106
NextEra Energy, Inc.	11	865
Public Service Enterprise Group Inc.	5	289
WEC Energy Group Inc.	6	561
Xcel Energy Inc.	3	170
		4,013
Financials 6.1%
AON Public Limited Company - Class A	1	265
BlackRock, Inc.	1	420
Chubb Limited	1	125
CME Group Inc. - Class A	2	404
Erie Indemnity Company - Class A	1	262
First Republic Bank	—	62
JPMorgan Chase & Co.	5	686
Marsh & McLennan Companies, Inc.	1	151
Progressive Corp.	3	260
S&P Global Inc.	—	25
SVB Financial Group (a)	—	42
T. Rowe Price Group, Inc.	2	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Allstate Corporation	3	344
The Travelers Companies, Inc.	1	178
		3,533
Materials 4.6%
Air Products and Chemicals, Inc.	1	245
Corteva, Inc.	3	139
Ecolab Inc.	4	777
Linde Public Limited Company	3	709
Newmont Corporation	8	485
PPG Industries, Inc.	—	55
Sherwin-Williams Co.	—	287
		2,697
Consumer Discretionary 3.6%
Amazon.com, Inc. (a)	—	832
AutoZone, Inc. (a)	—	31
Best Buy Co., Inc.	—	47
Lululemon Athletica Inc. (a)	—	137
NIKE, Inc. - Class B	3	416
O'Reilly Automotive, Inc. (a)	—	103
The Home Depot, Inc.	2	567
		2,133
Real Estate 1.0%
Public Storage	2	561
Total Common Stocks (cost $47,364)		56,115
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund, 0.00% (b) (c)	1,958	1,958
Total Short Term Investments (cost $1,958)		1,958
Total Investments 99.6% (cost $49,322)		58,073
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 0.4%		214
Total Net Assets 100.0%		58,303

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	9	June 2021	1,768	16	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.5%
Information Technology 34.6%
Accenture Public Limited Company - Class A	5	1,513
Adobe Inc. (a) (b)	6	2,809
ADS Alliance Data Systems, Inc. (b)	5	584
Advanced Micro Devices, Inc. (a) (b)	7	549
Amdocs Limited	11	746
Apple Inc. (a) (b)	147	17,993
Applied Materials, Inc. (b)	12	1,585
Arrow Electronics, Inc. (a) (b)	25	2,782
Aspen Technology, Inc. (a)	2	324
Autodesk, Inc. (a)	5	1,352
Avnet, Inc. (b)	38	1,571
Blackbaud, Inc. (a)	2	153
Booz Allen Hamilton Holding Corporation - Class A	1	65
Broadcom Inc.	5	2,147
CACI International Inc. - Class A (a)	8	1,949
Cadence Design Systems Inc. (a)	5	719
CDK Global, Inc.	10	562
CDW Corp.	5	888
Ciena Corp. (a)	6	308
Cirrus Logic Inc. (a)	14	1,166
Cisco Systems, Inc. (b)	75	3,902
Citrix Systems Inc.	—	58
Cognizant Technology Solutions Corp. - Class A	3	241
CommScope Holding Company, Inc. (a)	9	131
CommVault Systems Inc. (a)	10	642
Dell Technology Inc. - Class C (a)	9	781
DocuSign, Inc. (a)	2	450
Dolby Laboratories, Inc. - Class A	3	304
Dropbox, Inc. - Class A (a)	24	645
DXC Technology Company (a)	36	1,130
EchoStar Corp. - Class A (a)	12	284
Enphase Energy, Inc. (a)	1	79
EPAM Systems, Inc. (a)	—	164
Fair Isaac Corporation (a) (b)	1	529
Fidelity National Information Services, Inc.	1	109
First Solar, Inc. (a)	4	354
Gartner Inc. (a)	2	421
HP Inc.	56	1,782
Intel Corporation (b)	117	7,519
International Business Machines Corporation (b)	16	2,144
Intuit Inc.	6	2,396
J2 Cloud Services, LLC (a)	5	574
Jabil Inc.	20	1,049
Juniper Networks, Inc.	2	39
KBR, Inc.	8	299
Lam Research Corp.	2	1,382
MasterCard Incorporated - Class A	1	425
MAXIMUS Inc.	4	353
Microchip Technology Incorporated	1	99
Micron Technology, Inc. (a)	20	1,777
Microsoft Corporation (b)	62	14,696
Monolithic Power Systems Inc.	—	55
National Instruments Corp.	14	593
NetApp, Inc.	2	153
NetScout Systems, Inc. (a)	3	93
New Relic, Inc. (a)	1	31
NortonLifelock Inc.	24	517
NVIDIA Corporation	4	2,288
NXP Semiconductors N.V.	4	871
Oracle Corporation	37	2,618
Paypal Holdings, Inc. (a)	3	766
Perspecta Inc.	9	260
Proofpoint, Inc. (a)	1	95
Qorvo, Inc. (a)	7	1,323
Qualcomm Incorporated	7	931
Salesforce.Com, Inc. (a)	6	1,291
Science Applications International Corp.	4	353
Seagate Technology Public Limited Company	2	159
ServiceNow, Inc. (a)	1	385
Skyworks Solutions, Inc.	7	1,237
SolarWinds Corporation (a)	19	326
SS&C Technologies Holdings, Inc.	19	1,308
SYNNEX Corporation	16	1,830
Teradata Corporation (a)	4	140
Texas Instruments Incorporated	8	1,449
The Western Union Company	2	61
Universal Display Corporation	—	109
VeriSign, Inc. (a)	5	1,061
Vishay Intertechnology Inc.	41	993
Workday, Inc. - Class A (a)	1	252
Xerox Holdings Corporation	13	306
Xilinx, Inc. (a)	3	393
Zoom Video Communications, Inc. - Class A (a)	4	1,303
		108,073
Consumer Discretionary 22.2%
Adtalem Global Education Inc. (a)	3	112
Amazon.com, Inc. (a) (b)	4	13,017
Autoliv, Inc. (a)	5	471
AutoNation, Inc. (a)	13	1,181
AutoZone, Inc. (a)	—	161
Best Buy Co., Inc.	21	2,434
BorgWarner Inc.	13	581
Boyd Gaming Corporation (a)	11	660
D.R. Horton, Inc.	3	300
Dana Holding Corp.	10	242
Darden Restaurants Inc.	6	878
Deckers Outdoor Corp. (a)	8	2,668
Dick's Sporting Goods Inc.	30	2,281
Domino's Pizza, Inc.	—	164
eBay Inc.	11	688
ETSY, Inc. (a)	5	957
Foot Locker, Inc.	3	181
Ford Motor Company (a)	197	2,411
Gap Inc.	28	845
Garmin Ltd.	7	930
General Motors Company (a)	18	1,059
Genuine Parts Co.	1	144
H & R Block, Inc.	90	1,956
Jack in the Box Inc.	2	243
KB Home	1	54
Kohl's Corporation	39	2,332
L Brands, Inc. (a)	42	2,588
Lennar Corporation - Class A	1	69
Lithia Motors Inc. - Class A	—	79
Lowe`s Companies, Inc. (b)	18	3,440
Marriott Vacations Worldwide Corporation (a)	4	664
McDonald's Corporation	6	1,399
MGM Resorts International	12	460
Mohawk Industries Inc. (a)	3	523
Murphy USA Inc.	5	731
NIKE, Inc. - Class B	5	711
O'Reilly Automotive, Inc. (a)	1	269
Papa John's International Inc.	16	1,422
Peloton Interactive, Inc. - Class A (a)	9	1,016
Penn National Gaming Inc. (a)	1	136
Penske Automotive Group, Inc.	5	412
Polaris Industries Inc.	10	1,307
Pulte Homes Inc.	27	1,418
PVH Corp.	2	246
Qurate Retail, Inc. - Series A (a)	75	877
Scientific Games Corporation (a)	12	465
Strategic Education, Inc.	6	567
Tapestry Inc. (a)	6	259
Tempur Sealy International, Inc.	7	240
Tesla Inc. (a)	6	3,949
The Goodyear Tire & Rubber Company (a)	51	901
The Home Depot, Inc.	11	3,207
The Wendy's Company	48	970
Thor Industries Inc.	2	230
TJX Cos. Inc.	17	1,111
Tractor Supply Co.	7	1,279
TRI Pointe Homes, Inc. (a)	6	128
Whirlpool Corporation	1	199
Wingstop Inc.	5	660

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Wyndham Destinations, Inc. (b)	10	627
		69,509
Health Care 16.8%
Abbott Laboratories (b)	12	1,403
AbbVie Inc. (b)	23	2,469
Agilent Technologies, Inc. (b)	2	243
Alexion Pharmaceuticals, Inc. (a) (b)	2	291
AmerisourceBergen Corporation	9	1,034
Amgen Inc.	1	160
Anthem, Inc.	4	1,354
Baxter International Inc. (b)	17	1,459
Becton, Dickinson and Company	7	1,651
Biogen Inc. (a) (b)	10	2,754
Bio-Rad Laboratories, Inc. - Class A (a)	1	492
Boston Scientific Corporation (a)	51	1,955
Bristol-Myers Squibb Company (b)	34	2,123
Cardinal Health, Inc.	40	2,440
Centene Corporation (a)	1	58
Cerner Corp.	13	917
Change Healthcare Inc. (a)	9	208
Charles River Laboratories International Inc. (a)	—	92
Cigna Holding Company	2	461
CVS Health Corporation	17	1,300
Danaher Corporation	—	58
Dentsply Sirona Inc.	7	438
Eli Lilly & Co.	2	424
Emergent BioSolutions Inc. (a)	2	219
Gilead Sciences, Inc.	16	1,003
Haemonetics Corp. (a)	2	255
HCA Healthcare, Inc.	1	155
Henry Schein Inc. (a)	1	58
Hill-Rom Holdings Inc.	11	1,184
Hologic Inc. (a)	13	988
Humana Inc.	2	934
ICU Medical, Inc. (a)	2	338
IQVIA Inc. (a)	5	934
Jazz Pharmaceuticals Public Limited Company (a)	3	485
Johnson & Johnson (b)	28	4,643
McKesson Corporation	9	1,831
Medpace Holdings, Inc. (a)	—	78
Medtronic Public Limited Company	25	2,917
Merck & Co., Inc. (b)	36	2,765
Moderna, Inc. (a)	6	760
Molina Healthcare, Inc. (a)	1	197
PerkinElmer Inc.	1	127
Pfizer Inc. (b)	34	1,230
Quest Diagnostics Incorporated	2	286
Quidel Corporation (a)	3	358
Syneos Health, Inc. - Class A (a)	1	78
Thermo Fisher Scientific Inc.	4	1,929
United Therapeutics Corporation (a)	4	707
UnitedHealth Group Incorporated	—	32
Universal Health Services Inc. - Class B	8	1,005
Vertex Pharmaceuticals Incorporated (a)	9	1,936
Viatris, Inc. (a)	41	573
Waters Corp. (a)	2	644
Zimmer Biomet Holdings, Inc.	—	71
		52,504
Financials 13.0%
AFLAC Incorporated (b)	3	168
Ally Financial Inc.	10	445
American Financial Group, Inc.	1	78
American National Group, Inc. (b)	1	98
Associated Banc-Corp	111	2,360
BancorpSouth Bank	5	151
Bank of America Corporation	31	1,189
Berkshire Hathaway Inc. - Class B (a) (b)	12	2,956
BOK Financial Corporation	7	634
Capital One Financial Corporation	10	1,330
Cathay General Bancorp	29	1,183
Cboe Global Markets, Inc.	9	870
Chubb Limited	1	209
Citigroup Inc.	33	2,369
Evercore Inc. - Class A	3	392
Federated Investors, Inc. - Class B	35	1,087
Fidelity National Financial, Inc. - Class A	23	951
Fifth Third Bancorp	5	173
First American Financial Corporation	21	1,201
FNB Corp.	51	647
Franklin Resources Inc.	3	91
Fulton Financial Corp.	46	783
Hancock Whitney Co.	4	149
International Bancshares Corporation	3	152
Janus Henderson Group PLC	3	89
JPMorgan Chase & Co.	7	1,115
M&T Bank Corporation	1	79
Markel Corporation (a)	—	236
Mercury General Corp.	8	458
Moody's Corp.	2	545
Navient Corporation	26	376
Popular Inc.	37	2,587
Prosperity Bancshares Inc.	8	631
Prudential Financial Inc.	5	462
S&P Global Inc.	—	129
SEI Investments Co.	2	93
SLM Corporation (b)	4	69
State Street Corporation	5	433
Synchrony Financial	13	519
The Allstate Corporation (b)	21	2,410
The Bank of New York Mellon Corporation	47	2,198
The Goldman Sachs Group, Inc.	—	147
The Hartford Financial Services Group, Inc.	3	232
The Travelers Companies, Inc.	2	340
Trustmark Corp.	40	1,362
U.S. Bancorp	24	1,303
UMB Financial Corp.	10	953
Umpqua Holdings Corp.	23	406
Virtu Financial Inc. - Class A	44	1,370
Washington Federal Inc.	4	121
Wells Fargo & Company	49	1,898
Willis Towers Watson Public Limited Company	1	303
		40,530
Communication Services 12.7%
Activision Blizzard, Inc.	11	1,040
Alphabet Inc. - Class A (a) (b)	2	4,738
Alphabet Inc. - Class C (a) (b)	2	5,050
AT&T Inc. (a) (b)	71	2,141
Booking Holdings Inc. (a)	—	990
Comcast Corporation - Class A (b)	33	1,811
Electronic Arts Inc.	9	1,169
Facebook, Inc. - Class A (a) (b)	36	10,640
Interpublic Group of Cos. Inc.	33	974
Lions Gate Entertainment Corp. - Class A (a)	10	147
Match Group, Inc. (a)	3	631
Netflix, Inc. (a)	3	1,695
Nexstar Media Group, Inc. - Class A	1	176
Omnicom Group Inc.	14	1,040
Pinterest, Inc. - Class A (a)	11	802
Roku Inc. - Class A (a)	5	1,546
TEGNA Inc.	21	393
Verizon Communications Inc.	27	1,566
Walt Disney Co. (b)	7	1,320
World Wrestling Entertainment, Inc. - Class A	7	359
Yelp Inc. (a)	33	1,286
Zillow Group, Inc. - Class C (a)	1	184
		39,698
Industrials 11.9%
3M Company	4	806
Acuity Brands, Inc.	3	571
AGCO Corporation (b)	11	1,516
Alaska Air Group, Inc.	6	397
Allison Systems, Inc.	26	1,076
AO Smith Corp.	1	70
Carrier Global Corporation	14	608
Clean Harbors Inc. (a)	4	314
Crane Co.	7	616
Cummins Inc. (b)	3	657
Curtiss-Wright Corp.	3	378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.	11	527
Donaldson Co. Inc.	8	480
Dycom Industries, Inc. (a)	2	153
Eaton Corporation Public Limited Company	2	309
EMCOR Group, Inc.	10	1,079
FedEx Corporation	5	1,285
Flowserve Corporation	5	191
Fortive Corporation	4	289
General Dynamics Corporation	2	337
General Electric Company	26	339
GrafTech International Ltd.	97	1,183
Healthcare Services Group Inc.	28	790
Herman Miller Inc.	16	665
HNI Corp.	39	1,552
Howmet Aerospace Inc. (a)	14	461
Hubbell Inc.	2	305
Huntington Ingalls Industries Inc.	7	1,390
IHS Markit Ltd.	3	318
ITT Industries Holdings, Inc.	8	692
Johnson Controls International Public Limited Company	27	1,584
Knight-Swift Transportation Holdings Inc. - Class A	26	1,270
Lockheed Martin Corporation	7	2,693
ManpowerGroup Inc.	13	1,293
MSC Industrial Direct Co. - Class A	13	1,140
Northrop Grumman Systems Corp.	4	1,238
Nvent Electric Public Limited Company	21	597
Oshkosh Corp.	14	1,666
Regal-Beloit Corp.	3	393
Robert Half International Inc.	1	46
Ryder System, Inc.	3	199
Schneider National, Inc. - Class B	44	1,107
Sensata Technologies Holding PLC (a)	2	143
Snap-On Inc.	1	205
Terex Corp.	12	542
Timken Co.	10	827
Trane Technologies Public Limited Company	3	548
United Parcel Service Inc. - Class B	1	207
Univar Solutions Inc. (a)	25	546
Virgin Galactic Holdings, Inc. - Class A (a)	1	36
Wabtec Corp.	2	130
Waste Management, Inc.	2	230
Werner Enterprises Inc.	24	1,125
		37,119
Consumer Staples 6.3%
Archer-Daniels-Midland Company	8	428
Costco Wholesale Corporation	2	759
Energizer Holdings, Inc.	7	343
Ingredion Inc.	3	279
Kimberly-Clark Corporation	3	357
Nu Skin Enterprises, Inc. - Class A	17	920
PepsiCo, Inc.	1	100
Philip Morris International Inc.	12	1,020
Pilgrim's Pride Corporation (a)	5	127
Procter & Gamble Co. (a) (b)	12	1,671
Target Corporation (b)	11	2,205
The Coca-Cola Company	45	2,357
The Kroger Co.	38	1,357
Treehouse Foods, Inc. (a)	7	358
Tyson Foods Inc. - Class A (b)	38	2,826
Walgreens Boots Alliance, Inc.	18	1,014
Walmart Inc.	25	3,435
		19,556
Materials 3.7%
Axalta Coating Systems Ltd. (a)	2	62
Berry Global Group, Inc. (a)	2	98
Cabot Corp.	12	640
CF Industries Holdings Inc.	11	499
Commercial Metals Co.	26	803
Corteva, Inc.	2	80
Dow Inc.	14	925
Eastman Chemical Co.	3	333
Element Solutions, Inc.	9	167
Greif Inc. - Class A	1	66
Huntsman Corp.	12	359
International Paper Company	16	870
Louisiana-Pacific Corp.	11	628
Minerals Technologies Inc.	1	76
MOS Holdings Inc.	12	369
NewMarket Corp.	1	538
Newmont Corporation	15	878
Reliance Steel & Aluminum Co.	2	237
Sensient Technologies Corporation	11	831
Silgan Holdings Inc.	11	444
Sonoco Products Co.	5	312
Steel Dynamics Inc.	19	954
Valvoline, Inc.	8	212
W. R. Grace & Co.	1	43
Westrock Company, Inc.	9	491
Worthington Industries Inc.	10	641
		11,556
Real Estate 3.5%
American Campus Communities, Inc.	4	152
Apartment Investment and Management Company - Class A	20	123
Boston Properties Inc.	7	757
Brandywine Realty Trust	100	1,285
Corporate Office Properties Trust	15	407
Equity Lifestyle Properties, Inc.	7	456
Healthcare Realty Trust Inc.	19	581
Highwoods Properties Inc.	21	885
Hudson Pacific Properties Inc.	35	962
Kilroy Realty Corporation	19	1,277
Lamar Advertising Co. - Class A (b)	2	150
National Retail Properties, Inc.	11	485
Omega Healthcare Investors, Inc.	2	74
Paramount Group, Inc.	84	851
PS Business Parks, Inc.	—	69
Public Storage	1	196
Regency Centers Corp.	8	464
Service Properties Trust	51	602
Urban Edge Properties	24	402
VEREIT, Inc.	14	559
Weingarten Realty Investors	4	117
Weyerhaeuser Company	7	254
		11,108
Energy 2.4%
Chevron Corporation	6	615
CNX Resources Corporation (a)	29	423
ConocoPhillips	7	394
Devon Energy Corporation	24	525
EOG Resources, Inc.	1	62
Equitrans Midstream Corp.	36	297
Exxon Mobil Corporation	33	1,837
Kinder Morgan, Inc.	43	720
Schlumberger Ltd.	29	776
Targa Resources Corp.	24	775
World Fuel Services Corp.	32	1,124
		7,548
Utilities 0.4%
Entergy Corporation	1	61
Hawaiian Electric Industries Inc.	4	165
IDACORP Inc.	4	418
NorthWestern Corp.	4	262
Pinnacle West Capital Corp.	6	505
		1,411
Total Common Stocks (cost $287,607)		398,612
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Qurate Retail, Inc., 8.00%, 03/15/31	4	357
Total Preferred Stocks (cost $494)		357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.00% (c) (d)	3,911	3,911
Total Short Term Investments (cost $3,911)		3,911
Total Investments 128.9% (cost $292,012)		402,880
Total Securities Sold Short (29.0)% (proceeds $73,285)		(90,621)
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 0.1%		359
Total Net Assets 100.0%		312,629

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.0%)
COMMON STOCKS (29.0%)
Consumer Discretionary (5.9%)
Aramark	(10)	(394)
Bright Horizons Family Solutions Inc.	(6)	(1,012)
Burlington Stores Inc.	(6)	(1,827)
Caesars Entertainment, Inc.	(7)	(604)
CarMax Inc.	(2)	(332)
Carvana Co. - Class A	(4)	(1,083)
Chegg, Inc.	(8)	(715)
Chewy, Inc. - Class A	(12)	(1,034)
Choice Hotels International Inc.	(6)	(608)
Five Below, Inc.	(1)	(194)
Fox Factory Holding Corp.	(3)	(427)
Hyatt Hotels Corp. - Class A	(2)	(144)
Nordstrom Inc.	(35)	(1,318)
Norwegian Cruise Line Holdings Ltd.	(36)	(995)
Ollie's Bargain Outlet Holdings Inc.	(3)	(291)
Planet Fitness, Inc. - Class A	(12)	(966)
RH	(1)	(542)
Royal Caribbean Cruises Ltd.	(22)	(1,926)
Six Flags Operations Inc.	(11)	(494)
Toll Brothers Inc.	(1)	(51)
TopBuild Corp.	(4)	(878)
Ulta Salon, Cosmetics & Fragrance, Inc.	(1)	(354)
Under Armour Inc. - Class A	(5)	(110)
Urban Outfitters Inc.	(23)	(864)
Wayfair Inc. - Class A	(2)	(499)
WW International, Inc.	(16)	(513)
Wynn Resorts Ltd.	(3)	(377)
		(18,552)
Industrials (3.8%)
American Airlines Group Inc.	(67)	(1,593)
Avis Budget Group, Inc.	(5)	(395)
Axone Intelligence Inc.	(3)	(414)
Brink's Co.	(13)	(1,041)
Dun & Bradstreet Holdings, Inc.	(29)	(702)
HEICO Corp.	(2)	(303)
IAA Spinco Inc.	(11)	(602)
JetBlue Airways Corporation	(22)	(443)
Kennametal Inc.	(23)	(911)
MasTec Inc.	(2)	(171)
Southwest Airlines Co.	(5)	(316)
SunRun Inc.	(22)	(1,302)
The Boeing Company	(4)	(1,041)
Trex Company, Inc.	(16)	(1,473)
Trinity Industries Inc.	(14)	(400)
United Airlines Holdings, Inc.	(3)	(189)
Woodward Governor Co.	(5)	(552)
		(11,848)
Health Care (3.5%)
Acceleron Pharma Inc.	(3)	(345)
Adaptive Biotechnologies Corporation	(6)	(228)
Alnylam Pharmaceuticals, Inc.	(5)	(678)
Amedisys, Inc.	(1)	(193)
Arrowhead Pharmaceuticals Inc	(15)	(1,021)
Catalent Inc.	(1)	(117)
Elanco Animal Health	(11)	(316)
Encompass Health Corporation	(2)	(145)
Exact Sciences Corporation	(2)	(294)
Global Blood Therapeutics, Inc.	(9)	(380)
Guardant Health, Inc.	(5)	(746)
HealthEquity, Inc.	(14)	(936)
Insulet Corporation	(1)	(198)
Ionis Pharmaceuticals Inc.	(9)	(399)
Iovance Biotherapeutics Inc.	(17)	(546)
LHC Group, Inc.	—	(87)
Ligand Pharmaceuticals Incorporated	(1)	(146)
LivaNova PLC	(3)	(218)
Nektar Therapeutics	(36)	(730)
Novocure Limited	(2)	(271)
Penumbra, Inc.	(4)	(1,207)
Reata Pharmaceuticals, Inc. - Class A	(14)	(1,380)
Sage Therapeutics Inc.	(5)	(364)
Staar Surgical Co.	(1)	(101)
		(11,046)
Real Estate (3.5%)
Apple Hospitality REIT, Inc.	(33)	(480)
Brixmor Property Group Inc.	(7)	(134)
Digital Realty Trust Inc.	(2)	(240)
EPR Properties	(49)	(2,275)
Federal Realty Investment Trust	(8)	(810)
Medical Properties Trust, Inc.	(23)	(483)
Park Hotels & Resorts Inc.	(27)	(582)
Pebblebrook Hotel Trust	(56)	(1,364)
Rexford Industrial Realty, Inc.	(1)	(61)
Simon Property Group, Inc.	(6)	(712)
SL Green Realty Corp.	(5)	(379)
Spirit Realty Capital, Inc.	(17)	(715)
STORE Capital Corp.	(44)	(1,482)
Ventas, Inc.	(12)	(629)
Vornado Realty Trust	(4)	(180)
Welltower Inc.	(3)	(220)
		(10,746)
Information Technology (3.2%)
Belden Inc.	(1)	(36)
Bill.Com Holdings Inc.	(7)	(1,081)
Coupa Software Incorporated	(3)	(749)
Cree, Inc.	(11)	(1,147)
CrowdStrike Holdings, Inc. - Class A	(1)	(151)
Datadog, Inc. - Class A	(1)	(59)
Everbridge, Inc.	(1)	(174)
Fastly, Inc. - Class A	(19)	(1,270)
II-VI Incorporated	(20)	(1,401)
Medallia, Inc.	(32)	(897)
MongoDB, Inc. - Class A	—	(91)
Nuance Communications, Inc.	(3)	(137)
Pagerduty, Inc.	(10)	(415)
RingCentral, Inc. - Class A	(2)	(562)
Sabre Corporation	(84)	(1,242)
SailPoint Technologies Holdings, Inc.	(1)	(70)
SolarEdge Technologies Ltd.	(1)	(227)
Splunk Inc.	(2)	(297)
Zendesk, Inc.	—	(59)
		(10,065)
Financials (2.8%)
Assured Guaranty Ltd.	(2)	(81)
Athene Holding Ltd - Class A	(7)	(342)
Cincinnati Financial Corporation	(12)	(1,258)
East West Bancorp, Inc.	(6)	(421)
First Republic Bank	(2)	(260)
Invesco Ltd.	(31)	(790)
LendingTree, Inc.	(3)	(616)
Lincoln National Corporation	(6)	(397)
SVB Financial Group	(3)	(1,311)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Texas Capital Bancshares, Inc.	(33)	(2,332)
Western Alliance Bancorp	(9)	(855)
		(8,663)
Communication Services (2.0%)
Discovery, Inc. - Series A	(11)	(469)
Expedia Group, Inc.	(2)	(397)
Live Nation Entertainment, Inc.	(19)	(1,623)
Lyft, Inc. - Class A	(36)	(2,300)
T-Mobile USA, Inc.	(1)	(152)
TripAdvisor Inc.	(15)	(799)
ViacomCBS Inc. - Class B	(11)	(519)
		(6,259)
Consumer Staples (1.5%)
Beyond Meat, Inc.	(16)	(2,102)
Church & Dwight Co. Inc.	(2)	(136)
Coty Inc. - Class A	(29)	(262)
Darling Ingredients Inc.	(4)	(284)
Grocery Outlet Holding Corp.	(17)	(616)
Hain Celestial Group Inc.	(19)	(825)
Lamb Weston Holdings Inc.	(6)	(430)
		(4,655)
Energy (1.4%)
Apa Corp.	(13)	(233)
Baker Hughes, a GE Company, LLC - Class A	(19)	(410)
ChampionX Corporation	(10)	(219)
Helmerich & Payne Inc.	(2)	(51)
Hess Corporation	(23)	(1,635)
Marathon Oil Corporation	(19)	(206)
Marathon Petroleum Corporation	(12)	(645)
Occidental Petroleum Corporation	(14)	(382)
Phillips 66	(5)	(380)
Valero Energy Corporation	(3)	(239)
		(4,400)
Utilities (0.8%)
Ameren Corporation	(1)	(119)
CenterPoint Energy, Inc.	(75)	(1,692)
FirstEnergy Corp.	(19)	(659)
New Jersey Resources Corp.	(3)	(118)
		(2,588)
Materials (0.6%)
Albemarle Corporation	(6)	(948)
Ball Corporation	(7)	(562)
United States Steel Corporation	(11)	(289)
		(1,799)
Total Common Stocks (proceeds $73,285)		(90,621)
Total Securities Sold Short (29.0%) (proceeds $73,285)		(90,621)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	11	June 2021	2,152	11	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 78.2%
U.S. Treasury Bill 45.9%
Treasury, United States Department of
0.09%, 04/08/21 (a)	4,557	4,557
0.12%, 04/15/21 (a)	664	664
0.09%, 04/22/21 (a)	4,380	4,380
0.10%, 05/20/21 (a)	1,049	1,049
0.09%, 05/27/21 (a)	353	353
0.09%, 06/10/21 (a)	738	738
0.09%, 06/17/21 (a)	841	841
0.09%, 06/24/21 (a)	297	297
0.09%, 07/08/21 (a)	865	865
0.09%, 07/15/21 (a)	3,245	3,245
0.10%, 07/22/21 (a)	241	241
0.09%, 07/29/21 (a)	3,837	3,836
0.07%, 08/05/21 (a)	4,273	4,273
0.05%, 08/12/21 (a)	2,494	2,494
0.06%, 08/19/21 (a)	1,712	1,712
0.06%, 09/02/21 (a)	210	210
0.06%, 09/16/21 (a)	731	731
0.04%, 09/23/21 (a)	3,705	3,704
		34,190
Investment Companies 32.3%
JNL Government Money Market Fund, 0.00% (b) (c)	10,000	10,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.03% (c)	14,080	14,080
		24,080
Total Short Term Investments (cost $58,266)		58,270
Total Investments 78.2% (cost $58,266)		58,270
Other Derivative Instruments (0.7)%		(500)
Other Assets and Liabilities, Net 22.5%		16,707
Total Net Assets 100.0%		74,477

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	53	September 2021	EUR	13,322	(1)	—
3M EURIBOR	85	December 2021	EUR	21,368	—	(2)
3M EURIBOR	68	March 2022	EUR	17,093	(1)	(2)
3M EURIBOR	31	June 2022	EUR	7,792	—	(1)
3M EURIBOR	58	September 2022	EUR	14,579	—	(3)
3M EURIBOR	65	December 2022	EUR	16,335	—	(4)
3M EURIBOR	19	March 2023	EUR	4,773	—	(1)
90 Day Eurodollar	30	September 2021		7,488	—	(2)
90 Day Eurodollar	12	December 2021		2,994	—	(1)
90 Day Eurodollar	10	March 2022		2,495	—	(1)
90 Day Eurodollar	12	June 2022		2,994	—	(3)
90 Day Eurodollar	4	September 2022		998	—	(1)
90 Day Sterling	20	September 2021	GBP	2,500	—	(4)
90 Day Sterling	24	December 2021	GBP	3,001	—	(7)
90 Day Sterling	19	March 2022	GBP	2,375	—	(7)
90 Day Sterling	34	June 2022	GBP	4,248	—	(11)
90 Day Sterling	26	September 2022	GBP	3,248	—	(12)
90 Day Sterling	13	December 2022	GBP	1,624	—	(7)
Aluminum	12	June 2021		656	18	7
AUD/USD Spot Rate	50	June 2021		3,852	5	(52)
Brent Crude	38	April 2021		2,514	(54)	(130)
CAC 40 Index	4	April 2021	EUR	242	(1)	1
CAD/USD Spot Rate	5	June 2021		397	2	1
Canadian Bankers' Acceptance	38	September 2021	CAD	9,457	—	(1)
Canadian Bankers' Acceptance	15	December 2021	CAD	3,730	—	—
Cocoa	12	July 2021	GBP	203	1	(4)
Cocoa	14	July 2021		341	—	(7)
Coffee "C"	10	May 2021		487	3	(24)
Copper	5	May 2021		511	2	(12)
Copper	1	June 2021		229	(13)	(9)
Corn	6	May 2021		163	7	6
Cotton No. 2	2	May 2021		83	—	(2)
Crude Oil, WTI	40	May 2021		2,538	(56)	(172)
Dow Jones Industrial Average Index	1	June 2021		163	—	1
Euro STOXX 50 Price Index	8	June 2021	EUR	303	(1)	8
FTSA China 50 Index	69	April 2021		1,186	(12)	—
FTSE 100 Index	8	June 2021	GBP	538	(5)	(5)
FTSE Taiwan Index	5	April 2021		287	(2)	3
FTSE/JSE Africa Top 40 Index	1	June 2021	ZAR	618	(1)	—
FTSE/MIB Index	1	June 2021	EUR	120	—	2
Gasoline, RBOB	18	May 2021		1,542	(28)	(61)
GBP/USD Spot Rate	3	June 2021		261	1	(2)
Hang Seng China Enterprises Index	13	April 2021	HKD	7,077	(5)	5
Hang Seng Index	9	April 2021	HKD	12,675	(12)	9
IBEX 35 Index	1	April 2021	EUR	86	—	—
KC HRW Wheat	9	May 2021		283	8	(24)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
KOSPI 200 Index	3	June 2021	KRW	307,971	(1)	3
Lean Hogs	12	June 2021		465	(3)	40
Live Cattle	12	July 2021		581	3	9
Low Sulfur Gasoil	30	May 2021		1,626	(4)	(104)
MSCI EAFE Index	4	June 2021		440	(2)	(1)
MSCI Emerging Markets Index	10	June 2021		661	4	—
MSCI Singapore Free Index	8	April 2021	SGD	286	(2)	—
New York Harbor ULSD	26	May 2021		2,085	(24)	(152)
NIFTY 50 Index	1	April 2021		29	—	—
Nikkei 225 Index	1	June 2021	JPY	28,590	(3)	5
Palladium	1	June 2021		263	5	—
Platinum	1	July 2021		58	2	1
Russell 2000 Index	2	June 2021		228	3	(5)
S&P 500 Index	1	June 2021		195	1	3
S&P Midcap 400 Index	1	June 2021		264	—	(4)
S&P/ASX 200 Index	2	June 2021	AUD	341	2	(2)
S&P/TSX 60 Index	3	June 2021	CAD	668	(1)	(1)
Silver	1	May 2021		137	2	(15)
Soybean	8	May 2021		562	28	13
Soybean Oil	1	May 2021		31	1	1
Sugar No. 11	57	July 2021		1,005	(10)	(62)
TOPIX Index	2	June 2021	JPY	38,007	(4)	10
					(148)	(792)
Short Contracts
3M Euroswiss	(5)	September 2021	CHF	(1,259)	—	—
3M Euroswiss	(5)	December 2021	CHF	(1,259)	—	—
3M Euroswiss	(4)	March 2022	CHF	(1,007)	—	—
90 Day Eurodollar	(1)	December 2022		(249)	—	—
90 Day Eurodollar	(3)	March 2023		(746)	—	—
Australia 10 Year Bond	(60)	June 2021	AUD	(8,333)	3	35
Australia 3 Year Bond	(10)	June 2021	AUD	(1,170)	—	(1)
Canada 10 Year Bond	(27)	June 2021	CAD	(3,767)	9	16
Coffee "C"	(2)	July 2021		(93)	(1)	(1)
EUR/USD Spot Rate	(3)	June 2021		(447)	—	7
Euro BOBL	(42)	June 2021	EUR	(5,668)	(4)	(6)
Euro Bund	(30)	June 2021	EUR	(5,148)	(11)	11
Euro Buxl 30 Year Bond	(27)	June 2021	EUR	(5,653)	(26)	108
Euro OAT	(34)	June 2021	EUR	(5,515)	(10)	10
Euro Schatz	(99)	June 2021	EUR	(11,097)	(1)	(2)
Gold, 100 Oz.	(6)	June 2021		(1,030)	(18)	1
Italy Government BTP Bond	(3)	June 2021	EUR	(446)	(1)	(3)
Japan 10 Year Bond	(16)	June 2021	JPY	(2,413,662)	10	(46)
JPY/USD Spot Rate	(10)	June 2021		(1,150)	4	21
Long Gilt	(29)	June 2021	GBP	(3,724)	—	33
Natural Gas	(3)	May 2021		(76)	—	(2)
OMX 30 Index	(6)	April 2021	SEK	(1,297)	—	(2)
United States 10 Year Note	(57)	June 2021		(7,531)	14	68
United States 2 Year Note	(17)	July 2021		(3,753)	1	1
United States 5 Year Note	(41)	July 2021		(5,090)	7	31
United States Long Bond	(60)	June 2021		(9,546)	26	271
United States Ultra Bond	(32)	June 2021		(6,031)	37	232
					39	782

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/AQR Managed Futures Strategy Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/16/21	AUD	17,606	13,378	(526)
CAD/USD	CIT	06/16/21	CAD	1,221	971	(7)
CAD/USD	CIT	06/16/21	CAD	3,564	2,837	9
CLP/USD	CIT	06/16/21	CLP	943,063	1,310	(27)
CLP/USD	CIT	06/16/21	CLP	107,081	148	1
COP/USD	CIT	06/16/21	COP	685,710	187	(4)
EUR/USD	CIT	06/16/21	EUR	4,551	5,344	(93)
EUR/USD	CIT	06/16/21	EUR	68	80	—
GBP/USD	CIT	06/16/21	GBP	1,444	1,992	(48)
GBP/USD	CIT	06/16/21	GBP	175	241	—
HUF/USD	CIT	06/16/21	HUF	314,540	1,018	1
IDR/USD	CIT	06/16/21	IDR	9,637,263	660	(15)
ILS/USD	CIT	06/16/21	ILS	3,868	1,158	(26)
INR/USD	CIT	06/16/21	INR	298,545	4,043	(7)
INR/USD	CIT	06/16/21	INR	46,821	635	—
JPY/USD	CIT	06/16/21	JPY	179,223	1,620	(32)
KRW/USD	CIT	06/16/21	KRW	8,346,696	7,375	(183)
KRW/USD	CIT	06/16/21	KRW	1,959,549	1,731	2
MXN/USD	CIT	06/16/21	MXN	20,055	972	12
NOK/USD	CIT	06/16/21	NOK	9,033	1,056	(8)
NOK/USD	CIT	06/16/21	NOK	2,936	342	—
NZD/USD	CIT	06/16/21	NZD	1,653	1,154	(72)
PHP/USD	CIT	06/16/21	PHP	42,268	868	3
PLN/USD	CIT	06/16/21	PLN	330	84	(5)
SEK/USD	CIT	06/16/21	SEK	123,662	14,170	(754)
SGD/USD	CIT	06/16/21	SGD	8,642	6,423	(123)
TWD/USD	CIT	06/16/21	TWD	123,987	4,347	(161)
TWD/USD	CIT	06/16/21	TWD	4,330	152	—
USD/AUD	CIT	06/16/21	AUD	(1,254)	(953)	(1)
USD/AUD	CIT	06/16/21	AUD	(13,331)	(10,128)	121
USD/BRL	CIT	06/16/21	BRL	(3,143)	(556)	(7)
USD/BRL	CIT	06/16/21	BRL	(4,802)	(848)	21
USD/CHF	CIT	06/16/21	CHF	(9,792)	(10,380)	309
USD/CLP	CIT	06/16/21	CLP	(417,855)	(580)	(8)
USD/CLP	CIT	06/16/21	CLP	(142,415)	(196)	—
USD/COP	CIT	06/16/21	COP	(752,358)	(205)	—
USD/EUR	CIT	06/16/21	EUR	(5,935)	(6,972)	154
USD/GBP	CIT	06/16/21	GBP	(261)	(360)	(2)
USD/GBP	CIT	06/16/21	GBP	(532)	(734)	3
USD/HUF	CIT	06/16/21	HUF	(993,006)	(3,212)	77
USD/IDR	CIT	06/16/21	IDR	(17,706,811)	(1,212)	5
USD/ILS	CIT	06/16/21	ILS	(3,427)	(1,026)	12
USD/INR	CIT	06/16/21	INR	(104,074)	(1,410)	(12)
USD/INR	CIT	06/16/21	INR	(4,997)	(68)	—
USD/JPY	CIT	06/16/21	JPY	(1,320,547)	(11,934)	453
USD/KRW	CIT	06/16/21	KRW	(1,616,596)	(1,429)	(9)
USD/KRW	CIT	06/16/21	KRW	(4,752,319)	(4,198)	44
USD/MXN	CIT	06/16/21	MXN	(13,725)	(666)	(10)
USD/MXN	CIT	06/16/21	MXN	(541)	(26)	—
USD/NZD	CIT	06/16/21	NZD	(4,007)	(2,798)	(4)
USD/NZD	CIT	06/16/21	NZD	(8,497)	(5,933)	100
USD/PHP	CIT	06/16/21	PHP	(16,871)	(346)	(4)
USD/PHP	CIT	06/16/21	PHP	(27,036)	(558)	—
USD/PLN	CIT	06/16/21	PLN	(22,063)	(5,586)	182
USD/SEK	CIT	06/16/21	SEK	(104,998)	(12,030)	326
USD/SGD	CIT	06/16/21	SGD	(1,357)	(1,008)	(3)
USD/SGD	CIT	06/16/21	SGD	(6,399)	(4,757)	17
USD/TWD	CIT	06/16/21	TWD	(81,313)	(2,852)	47
USD/ZAR	CIT	06/17/21	ZAR	(43,812)	(2,939)	(82)
USD/ZAR	CIT	06/17/21	ZAR	(16,072)	(1,078)	12
ZAR/USD	CIT	06/17/21	ZAR	95,803	6,426	18
					(16,256)	(304)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Soybean Future, May 2021	CGM	05/18/21		136	—	8
Soybean Meal Future, May 2021	CGM	05/18/21		344	—	(6)
Wheat Future, May 2021	CGM	05/18/21		425	—	(23)
Corn Future, May 2021	MLP	05/18/21		711	—	23
Cotton No. 2 Future, May 2021	MLP	05/20/21		836	—	(27)
Hang Seng China Enterprises Index Future, Apr. 2021	MLP	04/29/21	HKD	13,052	—	10
Hang Seng Index Future, Apr. 2021	MLP	04/29/21	HKD	11,284	—	5
Live Cattle Future, Jun. 2021	MLP	07/16/21		682	—	6
Sau Paulo Stock Exchange Index Future, Apr. 2021	MLP	04/14/21	BRL	597	—	(2)
Soybean Meal Future, May 2021	MLP	05/18/21		171	—	(1)
Soybean Oil Future, May 2021	MLP	05/25/21		108	—	19
Swiss Market Index Future, Jun. 2021	MLP	06/18/21	CHF	643	—	13
Hang Seng China Enterprises Index Future, Apr. 2021	MSC	04/29/21	HKD	1,088	—	1
					—	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 95.8%
Japan 24.2%
AEON Financial Service Co. Ltd.	2	23
AICA Kogyo Co., Ltd.	—	11
Aisin Seiki Co. Ltd.	—	15
All Nippon Airways Co. Ltd. (a) (b)	2	51
ALPS Alpine Co. Ltd.	5	60
Amada Co. Ltd.	2	21
Asahi Breweries Ltd.	2	85
Asahi Kasei Corp.	4	42
Asics Corp.	2	26
Astellas Pharma Inc.	7	113
Bandai Namco Holdings Inc.	—	21
Benesse Holdings Inc. (b)	2	40
Bridgestone Corp.	5	211
Calbee,Inc.	1	28
Canon Inc.	8	174
Casio Computer Co. Ltd.	2	34
Central Japan Railway Co. (b)	—	45
Credit Saison Co. Ltd. (b)	1	11
Daifuke Co. Ltd.	—	10
Daikin Industries Ltd.	—	61
Daito Trust Construction Co. Ltd.	—	23
Daiwa House Industry Co. Ltd.	2	70
Denso Corp.	—	13
DIC Corp.	1	31
DIP Corporation	1	13
Disco Corp.	—	32
EBARA Corporation	1	45
Eisai Co. Ltd.	1	54
Electric Power Development Co., Ltd. - Class D	1	23
Fanuc Ltd.	1	214
Fast Retailing Co. Ltd.	—	240
Fuji Media Holdings, Inc.	2	20
FUJIFILM Holdings Corp.	3	202
GMO Internet, Inc.	1	20
Hitachi Ltd.	1	63
Hitachi Transport System, Ltd.	—	10
Honda Motor Co. Ltd.	4	108
House Foods Group Inc.	—	10
Hoya Corp.	1	106
Inpex Corporation	11	74
Isuzu Motors Ltd.	3	29
ITOCHU Corp. (b)	—	13
Japan Airlines Co., Ltd (a)	1	22
Japan Post Bank Co., Ltd. (b)	2	20
Japan Post Holdings Co., Ltd. (b)	20	177
Japan Tobacco Inc.	13	240
JTEKT Corp.	2	17
Kaneka Corp. (b)	—	16
Kao Corp.	3	198
Kawasaki Kisen Kaisha, Ltd. (a)	1	16
KDDI Corp. (b)	6	181
Keyence Corp.	1	410
Kinden Corp.	1	14
Kirin Holdings Co. Ltd.	13	255
Komatsu Ltd.	1	31
Konica Minolta Holdings Inc. (b)	8	41
K's Holdings Corporation	1	14
Kubota Corp.	3	69
Kyowa Exeo Corp.	—	11
Lintec Corporation	1	11
Maeda Corporation (b)	2	13
McDonald's Holdings Co. Japan Ltd.	1	32
Mitsubishi Chemical Holdings Corporation	3	19
Mitsubishi Heavy Industries Ltd.	1	44
Mitsubishi Materials Corp. (b)	1	33
Mitsubishi UFJ Financial Group Inc. (b)	24	125
Mitsubishi UFJ Lease & Finance Co. Ltd.	10	62
Mizuho Financial Group Inc.	7	100
Morinaga & Co.,Ltd.	—	11
Morinaga Milk Industry Co., Ltd.	—	16
MS&AD Insurance Group Holdings, Inc.	3	91
Murata Manufacturing Co. Ltd.	2	169
NEC Corp.	—	24
NEXON Co.,Ltd.	3	98
Nichirei Corporation	1	15
Nidec Corp.	1	147
Nihon Kohden Corporation	1	15
Nikon Corp.	7	67
Nintendo Co. Ltd.	1	280
Nippon Paint Co. Ltd.	7	95
Nippon Shokubai Co., Ltd.	—	17
Nippon Telegraph & Telephone Corp.	6	156
Nippon Yusen KK	1	17
Nissan Motor Co., Ltd. (a)	2	11
NOK Corporation	1	12
Nomura Holdings Inc.	8	39
Nomura Research Institute Ltd.	1	22
Obic Co. Ltd.	—	18
Omron Corp.	—	8
Oriental Land Co. Ltd. (b)	1	120
Otsuka Holdings Co., Ltd.	1	51
Outsourcing Inc.	1	13
Panasonic Corp.	9	118
Pola Orbis Holdings Inc.	4	89
Recruit Holdings Co., Ltd.	6	314
Resorttrust, Inc.	1	19
Ricoh Co. Ltd.	8	84
Rinnai Corp.	—	11
Ryohin Keikaku Co. Ltd.	2	48
Sankyu Inc.	—	13
Santen Pharmaceutical Co. Ltd.	1	8
Sanwa Holdings Corporation	1	12
SCREEN Holdings Co., Ltd.	—	36
Seven & I Holdings Co., Ltd.	3	117
Sharp Corp. (b)	2	26
Shikoku Electric Power Company, Incorporated	1	10
Shimadzu Corp.	1	29
Shimamura Co. Ltd.	—	12
Shimano Inc.	—	48
Shin-Etsu Chemical Co. Ltd.	—	34
Shionogi & Co. Ltd.	1	49
SMC Corp.	—	116
Softbank Corp. (b)	7	89
SoftBank Group Corp.	4	324
Sony Corp.	2	200
Square Enix Holdings Co. Ltd.	—	22
Subaru Corp. NPV (b)	4	70
Sugi Holdings Co., Ltd.	—	16
Sumitomo Chemical Co. Ltd. (b)	27	143
Sumitomo Forestry Co. Ltd.	2	37
Sumitomo Heavy Industries Ltd.	1	14
Sumitomo Mitsui Financial Group Inc.	7	264
Sumitomo Rubber Industries Inc.	8	93
Suntory Beverage & Food Limited	1	34
Sysmex Corp.	1	65
Takeda Pharmaceutical Co. Ltd.	6	202
Teijin Ltd. (b)	1	21
Toda Corp.	2	13
Tokio Marine Holdings Inc. (b)	—	10
Tokyo Electron Ltd.	1	257
Toray Industries Inc.	2	11
Toshiba Corp.	4	142
Toyo Seikan Group Holdings Ltd.	1	13
Toyota Boshoku Corporation	1	12
Toyota Motor Corp.	3	227
Toyota Tsusho Corp.	1	25
Trend Micro Inc.	1	30
TS Tech Co.,Ltd.	1	12
TV Asahi Holdings Corp.	1	11
Welcia Holdings Co.,Ltd.	1	24
Yahoo! Japan Corp.	13	64
Yakult Honsha Co. Ltd.	1	61
Yamada Denki Co. Ltd.	8	45
Yamaguchi Financial Group,Inc.	3	23
Yaskawa Electric Corp.	1	35
Yokohama Rubber Co. Ltd.	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Zenkoku Hosho Co., Ltd.	—	18
Zeon Corporation	1	14
		10,023
United Kingdom 12.5%
3i Group plc	2	28
ABCAM PLC	1	11
Anglo American PLC	—	10
AstraZeneca PLC	4	387
Auto Trader Group PLC (a)	3	24
Aviva PLC	3	16
Babcock International Group PLC (a)	33	105
Bellway P L C	1	47
BP P.L.C.	37	150
British American Tobacco P.L.C.	6	246
BT Group Plc (a)	32	68
Burberry Group PLC (a)	1	32
Centrica PLC (a)	115	85
Compass Group PLC (a)	3	57
Convatec Group PLC	7	20
Diageo PLC	8	345
Dunelm Group PLC	4	74
Experian PLC	5	166
Fiat Chrysler Automobiles N.V. (a)	6	106
GlaxoSmithKline PLC	12	215
GVC Holdings PLC (a)	1	29
Halma Public Limited Company	—	16
HomeServe PLC	1	9
Howden Joinery Group PLC	6	57
HSBC Holdings PLC	45	265
Imperial Brands PLC	5	107
Informa Switzerland Limited (a)	12	90
ITV Plc (a)	18	30
J Sainsbury PLC	4	14
JD Sports Fashion Plc (a)	7	74
Jet2 PLC (a)	1	26
John Wood Group PLC (a)	3	11
Johnson Matthey PLC	2	92
Kingfisher Plc	41	178
Land Securities Group PLC	3	25
Legal & General Group PLC	5	19
Lloyds Banking Group PLC	307	180
Marks & Spencer Group Plc (a)	49	103
Meggitt PLC (a)	7	46
Micro Focus International PLC	21	160
Reckitt Benckiser Group PLC	—	9
Redrow PLC	3	28
Relx PLC	3	65
Rentokil Initial PLC	12	81
Rightmove PLC	16	132
Rio Tinto PLC	1	99
Rolls-Royce Holdings plc (a)	49	71
Rotork P.L.C.	1	3
Royal Mail PLC	13	92
Smiths Group PLC	2	36
SSE PLC	3	59
Standard Chartered PLC	8	54
Tesco PLC	53	167
The Royal Bank of Scotland Group Public Limited Company	2	6
Travis Perkins PLC (a)	1	14
Unilever PLC	4	230
Vistry Group PLC	2	27
WH Smith PLC (a)	3	73
WM Morrison Supermarkets P L C	78	197
		5,166
France 10.6%
Adevinta ASA - Class B (a)	1	16
Alstom (a)	1	45
Alten (a)	—	14
Amundi	2	127
AtoS SE	2	128
AXA SA	5	136
BNP Paribas SA	4	230
Carrefour SA	4	78
Casino Guichard Perrachon SA (a) (b)	4	128
Cie de Saint-Gobain	1	89
CNP Assurances SA	1	27
Credit Agricole SA	2	32
Dassault Systemes SA	1	291
Electricite de France	1	16
Engie	6	80
Eutelsat Communications	1	13
Faurecia	1	33
Hermes International SCA	—	121
IPSEN	—	36
Kering SA	1	421
Klepierre	2	40
Lagardere SCA (a) (b)	—	4
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	172
Legrand SA	1	77
L'Oreal SA	—	185
LVMH Moet Hennessy Louis Vuitton SE	1	409
Nexans	—	11
Pernod-Ricard SA	—	59
Remy Cointreau SA	—	25
Renault SA (a)	3	115
Rexel	3	55
Rubis	1	32
Safran	—	11
Sanofi SA	—	25
Sartorius Stedim Biotech	—	24
Schneider Electric SE (a)	3	417
SCOR	1	42
Societe Generale SA	5	140
Sodexo SA (a)	—	34
Spie SA	1	23
Total SA	3	158
Ubisoft Entertainment (a)	1	94
Valeo	4	138
VINCI	1	59
		4,410
Germany 8.4%
Adidas AG - Class N	1	213
Allianz SE	—	33
Aurubis AG	—	12
BASF SE - Class N	2	154
Bayer AG - Class N	1	72
Beiersdorf AG	3	353
Covestro AG	2	107
Daimler AG - Class N	2	205
Deutsche Bank Aktiengesellschaft - Class N (a)	14	165
Deutsche Boerse AG - Class N	—	14
Deutsche Post AG - Class N	3	153
DWS Group GmbH & Co. KGaA	—	12
E.ON SE - Class N	11	123
Fielmann AG (a)	—	7
freenet AG - Class N	1	19
Hannover Rueck SE - Class N	—	25
HELLA GmbH & Co. KGaA (a)	—	19
Hellofresh SE (a)	1	93
Henkel AG & Co. KGaA	—	24
Hugo Boss AG	—	7
Infineon Technologies AG - Class N	3	120
Kion Group AG	—	13
Knorr - Bremse Aktiengesellschaft	—	39
Merck KGaA	—	63
Nemetschek SE	—	11
ProSiebenSat.1 Media SE	1	26
Puma SE	1	61
Rheinmetall Aktiengesellschaft	—	44
RWE AG	—	11
SAP SE	4	509
Scout24 Holding GmbH	1	114
Siemens AG - Class N	3	432
Siemens Energy AG (a)	—	12
Siemens Healthineers AG	1	63
Software Aktiengesellschaft	1	24
Talanx Aktiengesellschaft	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ThyssenKrupp AG (a)	2	32
Volkswagen AG	—	62
Wacker Chemie AG	—	19
		3,482
Australia 7.3%
Altium Limited	1	15
Aristocrat Leisure Limited	8	197
Australia & New Zealand Banking Group Ltd.	9	188
Bank of Queensland Ltd.	4	29
Bendigo and Adelaide Bank Ltd.	6	43
BHP Group PLC	3	83
BHP Group PLC	12	416
Brambles Limited	2	14
Carsales.com Limited	1	19
Challenger Financial Services Group Ltd.	3	13
Cochlear Ltd.	1	126
Commonwealth Bank of Australia	4	287
Consolidated Transport Industries Pty Ltd (a) (b)	1	12
CSL Ltd.	1	204
Downer EDI Ltd.	7	27
Goodman Funding Pty Ltd	3	43
IDP Education Limited	1	14
Iluka Resources Limited	28	155
Insurance Australia Group Ltd.	14	49
IOOF Holdings Ltd	9	25
JB Hi-Fi Limited	—	10
Link Administration Holdings Limited	3	11
Medibank Private Limited	35	74
Metcash Limited	8	23
National Australia Bank Ltd.	9	173
Nine Entertainment Co. Holdings Limited	5	12
Ramsay Health Care Ltd.	—	2
REA Group Ltd.	2	163
Rio Tinto Ltd.	1	90
Scentre Group Limited	32	68
SEEK Limited (a)	—	10
SIMS Limited	4	43
Treasury Wine Estates Limited	3	24
Vicinity Centres RE Ltd	10	13
Westpac Banking Corporation	19	355
WorleyParsons Ltd.	2	13
		3,043
Netherlands 7.2%
ABN AMRO Bank N.V. - DUTCHCERT	7	82
Adyen B.V. (a)	—	181
Aegon NV	60	288
Airbus SE (a)	—	18
argenx SE (a)	—	11
ASML Holding	1	481
Flow Traders N.V.	1	23
Heineken NV	—	34
ING Groep N.V.	9	115
JDE Peet's N.V.	1	23
Koninklijke Ahold Delhaize N.V.	4	123
Koninklijke Philips N.V.	2	103
Koninklijke Vopak N.V.	—	18
NN Group N.V.	3	136
PostNL NV	10	50
Prosus N.V. (a)	2	228
Randstad NV	4	275
Royal Dutch Shell PLC - Class A	18	345
Royal Dutch Shell PLC - Class B	16	294
Signify N.V.	1	64
Unibail-Rodamco SE	1	78
		2,970
Switzerland 6.8%
Adecco Group AG - Class N	1	52
Alcon AG	1	38
BKW Energie AG	—	14
Compagnie Financiere Richemont SA	4	411
Credit Suisse Group AG - Class N	14	142
Givaudan SA - Class N	—	224
Glencore PLC	33	128
Kühne + Nagel International AG	—	59
LafargeHolcim Ltd.	3	201
Logitech International S.A. - Class N	—	14
Lonza Group AG	—	13
Nestle SA - Class N (b)	8	880
Novartis AG - Class N	3	223
Roche Holding AG (b)	—	16
Sika AG	1	189
STMicroelectronics NV	1	47
Swatch Group AG	—	21
Tecan Group AG - Class N	—	52
UBS Group AG	4	64
VAT Group AG	—	10
		2,798
Sweden 4.4%
AAK AB (publ)	1	16
Aktiebolaget Electrolux - Class B	3	92
Aktiebolaget SKF - Class B	4	122
Aktiebolaget Volvo - Class B (b)	5	121
Alfa Laval AB	2	68
Atlas Copco Aktiebolag - Class A	2	135
Atlas Copco Aktiebolag - Class B	2	99
Dometic Group AB (publ)	1	19
Elekta AB (publ) - Class B	1	13
Evolution Gaming Group AB (publ)	—	57
Getinge AB - Class B	1	18
Hennes & Mauritz AB - Class B (a)	6	129
Hexpol AB - Class B	1	16
Intrum AB	—	10
Investor AB - Class B	1	46
Kinnevik AB - Class B (a)	3	164
L E Lundbergforetagen AB - Class B	1	50
Loomis AB - Class B	1	40
Pandox Aktiebolag (a)	2	34
Saab AB - Class B	3	77
Sandvik AB	6	170
SSAB AB - Class A (a)	5	24
Svenska Handelsbanken AB - Class A (b)	6	63
Swedish Orphan Biovitrum AB (Publ) (a)	1	14
Telefonaktiebolaget LM Ericsson - Class B	14	188
Trelleborg AB - Class B	2	40
		1,825
Hong Kong 3.9%
AIA Group Limited	35	434
Cathay Pacific Airways Limited (a)	14	13
Chow Tai Fook Jewellery Group Limited	14	21
CK Asset Holdings Limited	6	37
CLP Holdings Ltd.	2	19
ESR Cayman Limited (a)	4	14
Hang Seng Bank Ltd.	2	39
Hong Kong Exchanges & Clearing Ltd.	2	101
Hongkong Land Holdings Ltd.	25	122
Hysan Development Co. Ltd.	3	12
Jardine Matheson Holdings Ltd.	—	20
Jardine Strategic Holdings Ltd.	2	60
Kerry Properties Ltd.	18	58
Link Real Estate Investment Trust	13	114
MTR Corp.	17	99
New World Development Company Limited	12	62
Sands China Ltd. (a)	5	24
Sun Hung Kai Properties Ltd.	9	137
Swire Pacific Ltd. - Class A	13	95
Swire Properties Limited	8	24
Techtronic Industries Company Limited	8	129
		1,634
Denmark 2.3%
A P Moller - Maersk A/S - Class A	—	22
A P Moller - Maersk A/S - Class B	—	193
Chr. Hansen Holding A/S (a)	1	93
Coloplast A/S - Class B	—	32
Genmab A/S (a)	—	44
GN Store Nord A/S	—	24
ISS A/S (a)	2	35
Netcompany Group A/S	—	21
Novo Nordisk A/S - Class B	7	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Orsted A/S	—	15
Rockwool International A/S - Class B	—	—
Tryg A/S	1	12
		961
Italy 1.9%
Assicurazioni Generali SpA	5	93
Banca Generali S.p.A.	—	17
Enel SpA	17	168
Exor Nederland N.V.	—	27
Intesa Sanpaolo SpA	35	96
Leonardo S.p.A.	7	53
Mediobanca SpA (a)	3	30
Pirelli & C. S.p.A.	6	37
Prysmian S.p.A.	—	16
Telecom Italia SpA	89	48
UniCredit S.p.A.	15	160
Unipol Gruppo Finanziario S.P.A.	9	50
		795
Spain 1.1%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	8	40
Banco Santander, S.A.	27	92
CaixaBank, S.A.	4	12
Grifols, S.A.	—	6
Iberdrola, Sociedad Anonima	16	202
Naturgy Energy Group SA	1	33
Repsol SA	5	64
		449
Israel 1.0%
Bank Hapoalim BM	15	115
Bank Leumi Le-Israel BM	3	21
Israel Discount Bank Ltd.	9	37
Nice Ltd. (a)	1	123
Teva Pharmaceutical Industries Ltd (a)	9	104
The First International Bank of Israel Limited	—	12
		412
Finland 1.0%
Neste Oyj	1	36
Nordea Bank ABP	23	228
Sampo Oyj - Class A	2	83
Tietoevry Oyj	—	10
Wartsila Oyj	5	48
		405
Singapore 0.9%
DBS Group Holdings Ltd.	4	88
Jardine Cycle & Carriage Ltd.	5	79
Oversea-Chinese Banking Corporation Limited	7	64
Singapore Airlines Ltd. (a)	18	76
Singapore Telecommunications Limited	13	23
United Overseas Bank Ltd.	3	50
		380
Belgium 0.4%
Anheuser-Busch InBev	1	47
KBC Groep NV	1	53
UCB SA	—	16
Umicore	1	41
		157
Austria 0.4%
Andritz AG	1	49
Raiffeisen Bank International AG	4	90
Voestalpine AG	—	10
		149
Ireland 0.3%
Flutter Entertainment Public Limited Company (a)	—	81
Kingspan Group Plc	—	42
		123
Portugal 0.3%
EDP Renovaveis, S.A.	—	5
Energias de Portugal SA	8	48
Galp Energia, SGPS, S.A.	5	56
		109
Norway 0.2%
Equinor ASA	5	104
New Zealand 0.2%
a2 Milk Co. Ltd. (a)	1	7
Fisher & Paykel Healthcare Corp.	1	23
The A2 Milk Company (Export) Limited (a)	7	43
Xero Limited (a)	—	16
		89
China 0.2%
Yangzijiang Shipbuilding (Holdings) Ltd.	85	81
Luxembourg 0.2%
RTL Group SA (a)	1	43
SES S.A. - DRC	3	26
		69
United States of America 0.1%
Qiagen N.V. (a)	1	47
Total Common Stocks (cost $36,851)		39,681
PREFERRED STOCKS 2.0%
Switzerland 1.4%
Roche Holding AG	2	566
Germany 0.6%
Henkel AG & Co. KGaA (c)	1	96
Schaeffler AG	3	30
Volkswagen AG (c)	—	108
		234
Total Preferred Stocks (cost $819)		800
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	914	914
Investment Companies 1.4%
JNL Government Money Market Fund, 0.00% (d) (e)	590	590
Total Short Term Investments (cost $1,504)		1,504
Total Investments 101.4% (cost $39,174)		41,985
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.4)%		(564)
Total Net Assets 100.0%		41,419

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	4	June 2021	440	(2)	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Advantage International Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/06/21	AUD	137	104	—
CHF/USD	NTS	04/06/21	CHF	79	84	—
DKK/USD	SSB	04/07/21	DKK	101	16	—
GBP/USD	JPM	04/06/21	GBP	62	85	—
SEK/USD	BOA	04/06/21	SEK	719	82	—
USD/EUR	BOA	04/06/21	EUR	(159)	(186)	—
USD/HKD	NMS	04/07/21	HKD	(124)	(16)	—
USD/SGD	SCB	04/06/21	SGD	(113)	(84)	—
					85	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 67.8%
Information Technology 15.3%
AAC Technologies Holdings Inc. (a)	114	580
ACV Auctions Inc. - Class A (b)	51	1,780
Adobe Inc. (b)	1	350
Advanced Micro Devices, Inc. (b) (c)	1	103
Adyen B.V. (b)	5	11,172
Altair Engineering Inc. - Class A (b)	50	3,097
Analog Devices, Inc.	6	859
Apple Inc. (b) (c) (d)	610	74,506
Applied Materials, Inc.	154	20,616
ASE Technology Holding Co., Ltd.	16	61
ASML Holding	42	25,962
Asustek Computer Inc.	4	52
Atlassian Corporation PLC - Class A (b)	10	2,199
Autodesk, Inc. (b) (c)	45	12,579
Avalara, Inc. (b)	16	2,167
Bicycle Club Joint Venture, L.P. - Class A	86	473
Broadcom Inc.	6	2,702
Cadence Design Systems Inc. (b)	13	1,816
Canon Inc.	4	86
Cloudera, Inc. (b)	22	269
Cognizant Technology Solutions Corp. - Class A	132	10,310
Coupa Software Incorporated (b)	6	1,649
CrowdStrike Holdings, Inc. - Class A (b)	38	6,885
Datadog, Inc. - Class A (b)	12	1,000
Daum Communications Corp.	12	5,476
Dell Technology Inc. - Class C (b)	155	13,643
Disco Corp. (c)	8	2,619
DocuSign, Inc. (b)	—	90
Dynatrace Holdings LLC (b)	57	2,747
EPAM Systems, Inc. (b)	2	921
Fortinet, Inc. (b)	17	3,162
Global Payments Inc. (c)	131	26,361
Globant S.A. (b)	3	549
Glodon Company Limited - Class A	80	813
Goertek Inc. - Class A	44	182
HCL Technologies Ltd.	11	143
Hexagon Aktiebolag - Class B	43	3,957
Hitachi Ltd.	3	150
Hon Hai Precision Industry Co. Ltd.	243	1,061
HP Inc.	6	184
Hundsun Technologies Inc. - Class A	57	727
Infineon Technologies AG - Class N	94	4,024
Intel Corporation (c)	23	1,455
Intuit Inc.	1	247
Keyence Corp. (c)	11	5,061
Kingdee International Software Group Co. Ltd. (b)	1,102	3,455
Kingsoft Cloud Holdings Limited - ADR (b)	1	58
KLA-Tencor Corp.	—	29
Lam Research Corp.	—	110
Lenovo Group Ltd.	64	92
Link Mobility Group Holding ASA (b) (e)	112	546
Lookout, Inc. (f) (g)	21	121
Lookout, Inc. (f) (g)	284	3,334
MasterCard Incorporated - Class A (c)	102	36,241
MediaTek Inc.	60	2,050
Micron Technology, Inc. (b) (c)	203	17,942
Microsoft Corporation (c)	375	88,443
Ming Yuan Cloud Group Holdings Limited (a)	192	882
MongoDB, Inc. - Class A (b)	7	1,871
Nanya Technology Corp.	30	98
NCSoft Corp.	2	1,722
NEC Corp.	1	53
NetEase, Inc. - ADR	17	1,758
New Relic, Inc. (b)	17	1,031
Nintendo Co. Ltd.	—	112
Nokia Oyj (b)	300	1,199
NVIDIA Corporation (c)	34	18,345
NXP Semiconductors N.V. (c)	99	20,009
Okta, Inc. - Class A (b)	13	2,946
Palo Alto Networks, Inc. (b)	11	3,427
Paypal Holdings, Inc. (b)	83	20,153
Proofpoint, Inc. (b)	8	962
PTC Inc. (b)	141	19,356
PubMatic, Inc. - Class A (a) (b)	29	1,445
Qualcomm Incorporated	34	4,560
RingCentral, Inc. - Class A (b)	6	1,856
Sabre Corporation (b)	5	76
Salesforce.Com, Inc. (b)	99	20,940
Samsung Electronics Co. Ltd.	1	106
Samsung SDI Co. Ltd.	8	4,998
SAP SE	1	85
ServiceNow, Inc. (b) (c)	18	9,199
Shenzhen Goodix Technology Co., Ltd. - Class A	4	65
Silergy Corp.	8	654
Splunk Inc. (b)	16	2,120
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	1,712	35,645
Tata Consultancy Services Limited	2	91
Telefonaktiebolaget LM Ericsson - Class B	227	2,999
Tokyo Electron Ltd.	—	86
Twilio Inc. - Class A (b)	11	3,706
United Microelectronics Corp.	70	125
Visa Inc. - Class A (c)	22	4,676
VMware, Inc. - Class A (a) (b)	117	17,668
Western Digital Corporation (b) (c)	32	2,141
Workday, Inc. - Class A (b)	6	1,504
Xilinx, Inc. (b)	15	1,809
Yageo Corp.	73	1,425
Zoom Video Communications, Inc. - Class A (b)	1	346
Zscaler, Inc. (b)	22	3,813
		623,328
Financials 9.1%
AFLAC Incorporated	1	64
AIA Group Limited	1,811	22,204
Allianz SE	95	24,137
American Express Company (b)	—	61
Assicurazioni Generali SpA	222	4,437
AXA SA	3	83
B3 S.A. - Brasil, Bolsa, Balcao (b)	12	120
Banco do Brasil SA (b)	22	118
Bank of America Corporation (c)	1,383	53,511
Barclays PLC	318	814
BB Seguridade Participacoes S/A	20	86
Berkshire Hathaway Inc. - Class B (b)	21	5,401
BNP Paribas SA	82	4,987
Brookfield Asset Management Inc. - Class A	1	65
Capital One Financial Corporation (c)	235	29,910
Cathay Financial Holding Co. Ltd.	431	726
China Life Insurance Company Limited - Class H	32	67
China Merchants Bank Co., Ltd. - Class H	100	766
China Pacific Insurance (Group) Co., Ltd. - Class H	5	19
Chubb Limited	48	7,633
Citigroup Inc. (c)	93	6,745
DBS Group Holdings Ltd.	60	1,294
Deutsche Boerse AG - Class N	1	223
Fifth Wall Acquisition Corp. I - Class A (b)	156	1,557
Fubon Financial Holding Co. Ltd.	457	913
Haitong Securities Co., Ltd. - Class H	91	84
Hana Financial Group Inc.	3	129
Highland Transcend Partners I Corp. (b)	126	1,271
Housing Development Finance Corp.	2	79
Industrial and Commercial Bank of China Limited - Class H	703	507
ING Groep N.V.	2,329	28,635
ING Groep N.V. - ADR (a)	6	72
Intesa Sanpaolo SpA	10,701	29,026
ION Acquisition Corp 2 Ltd (b)	62	631
JPMorgan Chase & Co. (c)	310	47,170
KB Financial Group Inc.	3	157
KBC Groep NV	1	87
Khosla Ventures Acquisition Co - Class A (b)	123	1,247
Legal & General Group PLC	34	132
Liberty Media Acquisition Corporation (b)	252	2,699
Lloyds Banking Group PLC	52	31
Lufax Holding Ltd - ADR (a) (b)	13	187
Marsh & McLennan Companies, Inc.	162	19,679
Mizuho Financial Group Inc. (a)	4	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Morgan Stanley (c)	341	26,505
Northern Trust Corp.	1	107
PICC Property & Casualty Co. Ltd. - Class H	198	175
Ping An Insurance (Group) Co of China Ltd - Class A	68	824
Prudential Financial Inc.	1	110
PT. Bank Central Asia Tbk	511	1,098
Reinvent Technology Partners Z - Class A (b)	101	1,034
Royal Bank of Canada	1	106
Samsung Fire & Marine Insurance Co. Ltd.	1	102
Shopify Inc. - Class A (b)	—	77
Shopify Inc. - Class A (b)	1	605
Societe Generale SA	74	1,931
Sompo Holdings, Inc. (a)	2	65
Sumitomo Mitsui Financial Group Inc.	3	91
Svenska Handelsbanken AB - Class A (a)	7	74
Swedbank AB - Class A (a)	76	1,346
The Bank of New York Mellon Corporation	5	227
The Charles Schwab Corporation	382	24,928
The Goldman Sachs Group, Inc.	5	1,629
The PNC Financial Services Group, Inc.	1	233
The Travelers Companies, Inc.	12	1,786
Thoma Bravo Advantage - Class A (a) (b)	91	950
U.S. Bancorp	65	3,603
UBS Group AG	18	278
United Overseas Bank Ltd.	69	1,320
Venustech Group Inc. - Class A	166	847
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A	83	1,034
		368,899
Health Care 8.6%
Abbott Laboratories	139	16,602
AbbVie Inc.	220	23,812
Aier Eye Hospital Group Co., Ltd - Class A	113	1,023
Alcon AG	24	1,710
Alibaba Health Information Technology Limited (b)	12	34
Amgen Inc.	10	2,523
Amoy Diagnostics Co., Ltd. - Class A	52	570
Anthem, Inc. (c)	53	19,075
Apellis Pharmaceuticals, Inc. (b)	19	836
Astellas Pharma Inc.	9	142
AstraZeneca PLC	216	21,619
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	22	966
Autobio Diagnostics Co., Ltd. - Class A	36	599
Baxter International Inc.	32	2,693
Becton, Dickinson and Company	32	7,692
Boston Scientific Corporation (b)	723	27,949
Bristol-Myers Squibb Company	267	16,824
Celltrion Inc. (b)	—	27
Cerner Corp.	4	305
Cie Generale d'Optique Essilor International SA	67	10,936
Cigna Holding Company	1	192
CSPC Pharmaceutical Group Ltd.	24	29
DexCom Inc. (b)	1	190
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	37
Edwards Lifesciences Corporation (b)	75	6,287
Eisai Co. Ltd.	2	134
Fresenius Medical Care AG & Co. KGaA	1	98
Fresenius SE & Co. KGaA	5	234
Genmab A/S (b)	5	1,590
Gilead Sciences, Inc.	1	85
GlaxoSmithKline PLC	22	389
Grand Round, Inc. (f) (g)	639	2,364
Hangzhou Tigermed Consulting Co., Ltd - Class H	28	546
Hansoh Pharmaceutical Group Company Limited	714	3,444
HCA Healthcare, Inc. (c)	15	2,839
Hoya Corp. (c)	121	14,256
Humana Inc.	2	636
IDEXX Laboratories, Inc. (b)	—	86
Illumina, Inc. (b)	2	664
Incyte Corporation (b)	1	46
Insulet Corporation (b)	3	665
Intuitive Surgical, Inc. (b)	10	7,695
Iovance Biotherapeutics Inc. (b)	13	420
IQVIA Inc. (b)	—	53
Johnson & Johnson (c)	262	43,071
M3, Inc.	—	27
McKesson Corporation	—	63
Medtronic Public Limited Company	3	334
Merck & Co., Inc.	104	8,037
Nevro Corp. (b)	4	541
NMC Health PLC (f)	162	—
Novartis AG - Class N	1	113
Otsuka Holdings Co., Ltd.	1	51
Pharmaron Beijing Co., Ltd. - Class H	3	55
Quest Diagnostics Incorporated	16	2,072
Regeneron Pharmaceuticals, Inc. (b)	—	71
Samsung Biologics Co., Ltd (b)	—	170
Sanofi SA	228	22,521
Sartorius Stedim Biotech	—	47
Seagen Inc. (b)	9	1,249
Silk Road Medical, Inc. (b)	25	1,258
SK Biopharmaceuticals Co., Ltd. (b)	1	77
Straumann Holding AG - Class N	2	2,517
Stryker Corporation	7	1,782
Thermo Fisher Scientific Inc.	35	15,953
UnitedHealth Group Incorporated	104	38,774
Venus Medtech (Hangzhou) Inc. - Class H (b)	92	747
Vertex Pharmaceuticals Incorporated (b)	26	5,680
WuXi AppTec Co., Ltd. - Class A	35	753
Wuxi Biologics Cayman Inc (b)	264	3,335
Zoetis Inc. - Class A	14	2,273
		350,487
Consumer Discretionary 8.2%
Adidas AG - Class N (c)	51	15,787
Advance Auto Parts, Inc.	3	618
Airbnb, Inc. - Class A (b)	—	28
Aisin Seiki Co. Ltd.	8	294
Alibaba Group Holding Limited (b) (g)	146	4,118
Alibaba Group Holding Limited - ADR (b)	34	7,615
Allegro.eu SA (b)	11	150
Amazon.com, Inc. (b) (c) (d)	17	53,964
ANTA Sports Products Limited	174	2,869
Aptiv PLC (b)	114	15,676
AUTO1 Group SE (b)	66	3,743
Beijing Zhonggong Education Technology Co., Ltd. - Class A	6	25
Brilliance China Automotive Holdings Ltd. (h)	38	36
BYD Company Limited - Class A	121	3,073
Capri Holdings Limited (b)	77	3,920
Compagnie Financiere Richemont SA	17	1,583
Continental AG (b)	1	135
D.R. Horton, Inc. (c)	225	20,052
Daimler AG - Class N	4	353
Dongfeng Motor Group Co., Ltd - Class H	40	37
eBay Inc.	4	231
Farfetch Ltd - Class A (a) (b)	35	1,877
Faurecia	—	1
Flutter Entertainment Public Limited Company (b)	19	4,120
Ford Motor Company (b)	5	63
GMO Payment Gateway, Inc.	10	1,361
Guangzhou Automobile Group Co., Ltd. - Class H	36	30
Haidilao International Holding Ltd. (a)	91	625
Haier Smart Home Co., Ltd - Class H	17	67
Hangzhou Robam Appliances Co., Ltd. - Class A	101	566
Hilton Worldwide Holdings Inc. (b)	43	5,246
Honda Motor Co. Ltd.	5	150
Huazhu Group Limited - ADR	11	583
Jardine Matheson Holdings Ltd.	18	1,152
Jawbone Inc. (f) (g)	98	—
JD Health International Inc. (b)	12	171
JD.com, Inc. - Class A - ADR (b)	4	377
Kering SA	4	2,814
Las Vegas Sands Corp. (b)	44	2,652
LG Electronics Inc.	—	47
Li Auto Inc - ADR (a) (b)	189	4,734
Lowe`s Companies, Inc.	105	19,913
Lululemon Athletica Inc. (b)	—	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
LVMH Moet Hennessy Louis Vuitton SE (c)	20	13,071
Magazine Luiza S.A.	144	515
McDonald's Corporation	88	19,783
MercadoLibre S.R.L (b)	—	225
New Oriental Education & Technology Group - ADR (b)	61	857
NIO, Inc. - Class A - ADR (b)	3	108
Nissan Motor Co., Ltd. (b)	16	91
Oriental Land Co. Ltd.	23	3,431
Panasonic Corp.	10	127
Pandora A/S (b)	20	2,101
Peloton Interactive, Inc. - Class A (b)	101	11,389
Penn National Gaming Inc. (b)	20	2,090
Pinduoduo Inc. - ADR (b)	6	844
Puma SE	87	8,566
PVH Corp.	16	1,664
Rakuten Inc.	6	66
SJM Holdings Limited (b)	277	364
Sonos, Inc. (b)	163	6,109
Sony Corp. (c)	39	4,151
Starbucks Corporation (c)	78	8,475
TAL Education Group - Class A - ADR (b)	29	1,543
Tesla Inc. (b)	—	205
The Berkeley Group Holdings PLC	38	2,326
The Home Depot, Inc. (c)	85	25,922
TJX Cos. Inc.	253	16,764
Toll Brothers Inc. (c)	188	10,685
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	11	3,352
Vail Resorts, Inc. (b)	1	312
VF Corp.	2	128
Wayfair Inc. - Class A (b)	2	749
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	25	83
Wynn Resorts Ltd. (b)	31	3,867
Yum China Holdings, Inc.	25	1,492
Yum! Brands, Inc.	1	69
		332,454
Industrials 7.1%
A P Moller - Maersk A/S - Class A	—	133
A P Moller - Maersk A/S - Class B	—	154
ABB Ltd. - Class N	10	296
Aktiebolaget Volvo - Class B (a)	1,246	31,603
Alaska Air Group, Inc.	15	1,032
Alstom (b)	271	13,549
Atlas Copco Aktiebolag - Class A	28	1,736
Brambles Limited	10	79
C.H. Robinson Worldwide, Inc.	20	1,939
Cie de Saint-Gobain	4	208
Contemporary Amperex Technology Co., Limited - Class A	125	6,215
Country Garden Services Holdings Company Limited	6	65
Cummins Inc.	1	142
Daifuke Co. Ltd.	17	1,686
Deere & Company	3	1,165
Delta Air Lines, Inc.	2	116
Driven Brands Holdings Inc. (b)	28	706
DSV Panalpina A/S	23	4,480
Eaton Corporation Public Limited Company	3	348
Emerson Electric Co.	2	186
Experian PLC	2	74
Fanuc Ltd. (c)	15	3,476
FedEx Corporation	1	290
Ferguson PLC	19	2,302
Fortive Corporation	296	20,916
Fortune Brands Home & Security, Inc.	21	2,005
Generac Holdings Inc. (b)	2	596
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	802	1,631
Han's Laser Technology Industry Group Co., Ltd. - Class A	176	1,139
Illinois Tool Works Inc.	1	241
Interglobe Aviation Limited (b)	24	538
Koninklijke Philips N.V.	57	3,275
Kühne + Nagel International AG	—	54
L3Harris Technologies, Inc.	101	20,562
Maeda Road Construction Co. Ltd. (a)	12	237
Marubeni Corp. (a)	8	63
Masco Corporation	54	3,207
Mitsubishi Corp. (a)	1	37
Northrop Grumman Systems Corp.	2	514
Otis Worldwide Corporation	5	366
Parker-Hannifin Corporation	—	90
Rational AG	1	860
Raytheon BBN Technologies Corp. (c)	146	11,318
Recruit Holdings Co., Ltd. (c)	108	5,309
Relx PLC	6	143
Rockwell Automation Inc.	—	125
Safran	146	19,920
Sandvik AB	1	40
Schneider Electric SE (b)	2	380
Sensata Technologies Holding PLC (b)	13	744
Shanghai International Airport Co.Ltd. - Class A (b)	187	1,649
Shenzhen Inovance technology Co., Ltd. - Class A	62	812
Siemens AG - Class N	218	35,772
Siemens Energy AG (b)	138	4,981
Southwest Airlines Co. (b)	139	8,500
Stanley Black & Decker, Inc.	1	108
Toshiba Corp.	2	68
TransDigm Group Inc. (b)	7	4,026
Union Pacific Corporation	119	26,134
United Parcel Service Inc. - Class B	142	24,062
Vertiv Holdings, LLC - Class A	720	14,398
WEG SA (b)	5	61
		286,861
Communication Services 6.9%
Alphabet Inc. - Class A (b)	1	2,203
Alphabet Inc. - Class C (b) (c)	32	65,427
BT Group Plc (b)	21	46
Cellnex Telecom, S.A.	199	11,468
Charter Communications, Inc. - Class A (b)	28	17,033
Chunghwa Telecom Co. Ltd.	216	844
Comcast Corporation - Class A	565	30,579
Deutsche Telekom AG - Class N	903	18,217
Electronic Arts Inc.	2	210
Expedia Group, Inc. (b)	12	2,013
Facebook, Inc. - Class A (b) (c)	55	16,221
Fox Corporation - Class A	3	126
Fox Corporation - Class B	3	99
Intouch Holdings Public Company Limited	427	796
KDDI Corp. (a)	72	2,221
LG Uplus Corp.	3	32
Liberty SiriusXM Group - Series A (b)	147	6,483
Liberty SiriusXM Group - Series C (b)	185	8,165
Lions Gate Entertainment Corp. - Class A (b)	28	424
Live Nation Entertainment, Inc. (b)	12	990
Lyft, Inc. - Class A (b)	107	6,746
Meituan Dianping - Class B (b)	18	690
MTN Group Ltd. (b)	18	108
Netflix, Inc. (b)	1	297
Nippon Telegraph & Telephone Corp.	80	2,045
Orange SA	10	123
Playtika Holding Corp. (b)	334	9,080
SEA, Ltd. - Class A - ADR (b)	13	2,789
Telstra Corp. Ltd.	14	36
Tencent Holdings Limited (c)	223	17,758
T-Mobile USA, Inc. (b)	33	4,114
Vantage Towers AG (b)	385	10,845
Verizon Communications Inc.	5	312
Vivendi SA	3	101
Vodafone Group Public Limited Company	8,861	16,133
Walt Disney Co. (c)	130	23,962
Yahoo! Japan Corp.	204	1,020
		279,756
Materials 5.0%
Air Products and Chemicals, Inc.	85	23,912
Akzo Nobel N.V.	185	20,772
Anglo American Platinum Ltd.	1	134
Anglo American PLC	61	2,412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AngloGold Ashanti Ltd.	1	26
Anhui Conch Cement Company Limited - Class H	9	59
ArcelorMittal	81	2,359
Arkema	95	11,552
Asahi Kasei Corp.	8	88
BHP Group PLC	93	2,695
BHP Group PLC	3	97
China Hongqiao Group Limited	39	52
China National Building Material Co., Ltd. - Class H	232	338
China Resources Cement Holdings Limited	116	131
Corteva, Inc.	6	300
Danimer Scientific, Inc. - Class A (a) (b)	23	861
Diversey Holdings, Ltd. (a) (b)	554	8,156
Dow Inc.	60	3,859
Ecolab Inc.	1	132
Evonik Industries AG	1	52
Formosa Chemicals & Fibre Corp.	192	591
Formosa Plastics Corp.	170	603
Fortescue Metals Group Ltd.	12	182
Franco-Nevada Corporation	1	124
Freeport-McMoRan Inc. (b)	719	23,691
Ganfeng Lithium Co., Ltd. - Class H	81	1,010
International Flavors & Fragrances Inc.	99	13,839
International Paper Company	5	268
Kumba Iron Ore Ltd	3	124
LG Chem Ltd.	10	7,004
Nan Ya Plastics Corp.	232	650
Nine Dragons Paper (Holdings) Limited	25	37
Nutrien Ltd.	2	80
POSCO	3	912
PPG Industries, Inc.	145	21,750
Quintis Limited (f) (g)	3,771	2,979
Rio Tinto PLC	32	2,410
Sesa Sterlite Ltd.	14	45
Shin-Etsu Chemical Co. Ltd. (c)	103	17,311
Sika AG	15	4,189
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	7	384
United States Steel Corporation	122	3,181
Vale S.A. - ADR	127	2,208
Vulcan Materials Co.	109	18,459
Wheaton Precious Metals Corp.	52	1,993
		202,011
Consumer Staples 2.3%
Ajinomoto Co. Inc.	88	1,794
American Beverage Co Ambev	21	57
Anhui Gujing Distillery Co., Ltd. - Class B	3	38
Brown-Forman Corp. - Class B	3	182
Carrefour SA	9	162
China Feihe Limited	41	117
Colgate-Palmolive Co.	38	3,008
Constellation Brands, Inc. - Class A	—	80
Costco Wholesale Corporation	42	14,641
Dali Foods Group Company Limited	94	53
Danone	236	16,196
Diageo PLC	8	313
George Weston Ltd.	1	76
Grupo Bimbo SAB de CV - Class A	58	122
Guangdong Marubi Biotechnology Co., Ltd. - Class A	47	384
Heineken Holding N.V.	1	80
Hengan International Group Co. Ltd.	16	106
Henkel AG & Co. KGaA	1	52
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	111	680
Japan Tobacco Inc.	5	94
JDE Peet's N.V.	3	101
Jeronimo Martins, SGPS, S.A.	44	737
Kao Corp.	1	73
Kirin Holdings Co. Ltd.	4	71
Koninklijke Ahold Delhaize N.V.	7	203
Kose Corp. (c)	30	4,313
Loblaw Cos. Ltd.	2	132
Monster Beverage 1990 Corporation (b)	22	1,975
Nestle SA - Class N	25	2,733
Nongfu Spring Co., Ltd. - Class H (a)	24	119
PepsiCo, Inc.	19	2,732
Pernod-Ricard SA	1	191
Procter & Gamble Co. (b)	1	96
RLX Technology Inc. - Class A - ADR (b)	7	69
Sun Art Retail Group Limited	91	75
Sysco Corp.	1	53
Target Corporation	1	193
Thai Beverage Public Company Limited	504	278
Tingyi Cayman Islands Holding Corp.	86	158
Unilever PLC	429	23,946
Uni-President Enterprises Corp.	339	868
Walmart Inc.	101	13,663
Want Want China Holdings Limited	957	721
Wesfarmers Ltd.	1	58
Yifeng Pharmacy Chain Co., Ltd. - Class A	64	866
YiHai International Holdings Limited (a)	100	1,040
Yihai Kerry Arawana Holdings Co., Ltd. - Class A	2	20
		93,719
Utilities 2.3%
American Water Works Company, Inc.	15	2,311
China Resources Power Holdings Co. Ltd.	72	96
CLP Holdings Ltd.	75	730
Consolidated Edison, Inc.	1	75
E.ON SE - Class N	7	82
Endesa SA	4	113
Enel SpA	3,417	34,041
ENGIE Brasil Energia S.A. (b)	24	178
ENN Energy Holdings Ltd.	44	708
Huaneng Power International, Inc. - Class H	162	58
NextEra Energy, Inc.	430	32,537
RWE AG	46	1,789
Sempra Energy	154	20,412
The Southern Company	2	115
Tokyo Gas Co. Ltd.	5	109
		93,354
Energy 2.1%
BP P.L.C.	8	30
California Resources Corporation (b)	36	872
China Petroleum & Chemical Corporation - Class H	244	130
ConocoPhillips (c)	299	15,847
Devon Energy Corporation	61	1,330
Enbridge Inc.	811	29,546
EQT Corporation (b)	440	8,177
Exxon Mobil Corporation	27	1,511
Green Plains Renewable Energy Inc. (b)	45	1,231
Indian Oil Corporation Limited	68	86
JXTG Holdings, Inc. (a)	34	156
Marathon Oil Corporation	35	370
Neste Oyj	138	7,345
Petroleo Brasileiro S/A Petrobras. - ADR	19	160
Petronet LNG Limited	113	348
Pioneer Natural Resources Co.	3	460
Polski Koncern Naftowy Orlen S.A.	5	83
Reliance Industries Limited	49	734
Reliance Industries Ltd.	256	7,043
Royal Dutch Shell PLC - Class A	2	45
Schlumberger Ltd.	5	134
TC Energy Corporation	8	369
Total SA (a)	8	378
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (b)	10	113
Valero Energy Corporation	135	9,671
		86,169
Real Estate 0.9%
American Tower Corporation	112	26,738
Equinix, Inc.	—	39
Goodman Funding Pty Ltd	4	52
Hang Lung Properties Ltd.	493	1,287
Hysan Development Co. Ltd.	115	450
KE Holdings Inc - Class A - ADR (b)	3	179
Mitsubishi Estate Co. Ltd.	91	1,585
ProLogis Inc.	2	241
SBA Communications Corporation	—	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Starwood Property Trust, Inc.	118	2,931
Vonovia SE	36	2,381
Weyerhaeuser Company	45	1,615
		37,623
Total Common Stocks (cost $2,139,697)		2,754,661
GOVERNMENT AND AGENCY OBLIGATIONS 8.5%
Sovereign 6.7%
Bahrain Government International Bond
6.75%, 09/20/29 (g)	1,444	1,570
Brazil Government International Bond
4.63%, 01/13/28	929	981
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (i)	3,881	4,212
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 - 09/01/27 (g)	412	442
7.75%, 09/01/25 (e)	407	442
7.25%, 03/15/33 (e)	943	938
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	3,457,600	29,120
Colombia Government International Bond
3.88%, 04/25/27	272	290
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	79	81
4.13%, 08/25/27	73	81
1.86%, 12/01/32	258	235
3.30%, 03/11/41	85	82
Commonwealth of Australia
3.00%, 03/21/47, AUD (g)	28,377	22,780
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	71	81
5.10%, 06/18/50	714	881
Ghana, Government of
8.63%, 04/07/34 (e)	540	531
Gobierno de la Republica de Chile
2.45%, 01/31/31	242	242
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	394	443
5.40%, 03/30/50 (e)	678	758
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	535	571
2.66%, 05/24/31	1,392	1,322
4.75%, 04/27/32	1,105	1,225
Government of the Republic of Panama
3.16%, 01/23/30	653	681
2.25%, 09/29/32	345	328
6.70%, 01/26/36	322	433
4.50%, 04/16/50	475	525
Government of the Sultanate of Oman
6.75%, 01/17/48 (g)	305	291
Greek Parliament
2.00%, 04/22/27, EUR (g)	6,977	8,976
Kingdom of Bahrain
4.25%, 01/25/28 (e)	200	198
Mexico Government International Bond
4.35%, 01/15/47	327	323
Ministerul Finantelor Publice
3.00%, 02/14/31 (e)	82	82
6.13%, 01/22/44 (e)	332	425
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (e)	1,344	1,525
4.40%, 04/16/50 (e)	348	402
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (g)	800	874
Ministry of Finance People's Republic of China
3.29%, 05/23/29, CNY	326,660	49,999
2.68%, 05/21/30, CNY	349,330	50,958
Morocco, Kingdom of
3.00%, 12/15/32 (e)	547	513
Oman Government International Bond
6.50%, 03/08/47 (g)	305	287
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/27, BRL	34,068	6,387
3.88%, 06/12/30	460	445
Presidencia De La Nacion
1.00%, 07/09/29	573	204
0.13%, 07/09/30 - 01/09/38 (j)	14,459	4,618
Presidencia de la República de Colombia
8.13%, 05/21/24	246	293
4.50%, 01/28/26 - 03/15/29	2,448	2,684
4.13%, 05/15/51	200	190
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (g)	952	1,061
4.50%, 01/30/30 (e)	556	561
4.50%, 01/30/30 (g)	477	481
4.88%, 09/23/32 (e)	150	152
6.40%, 06/05/49 (g)	256	267
Romania, Government of
4.00%, 02/14/51 (g)	42	40
Russia Government International Bond
5.25%, 06/23/47 (g)	200	237
Saudi Arabia Government International Bond
4.50%, 04/17/30 (g)	320	368
Saudi Arabia, Kingdom of
3.63%, 03/04/28 (g)	225	244
4.63%, 10/04/47 (g)	464	520
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	20,379	25,553
0.95%, 08/01/30, EUR	16,626	20,120
3.85%, 09/01/49, EUR (g)	9,976	17,610
The Arab Republic of Egypt
6.13%, 01/31/22 (e)	200	205
5.75%, 05/29/24 (e)	565	592
5.88%, 06/11/25 (g)	969	1,023
7.60%, 03/01/29 (g)	1,156	1,231
5.88%, 02/16/31 (e)	211	197
8.50%, 01/31/47 (e)	523	520
The Philippines, Government of
3.75%, 01/14/29	200	221
The Republic of Indonesia, The Government of
4.75%, 01/08/26 (g)	214	242
4.10%, 04/24/28	1,144	1,264
4.20%, 10/15/50	395	433
Ukraine Government International Bond
7.75%, 09/01/25 (g)	264	287
		272,378
U.S. Treasury Bond 1.0%
Treasury, United States Department of
1.13%, 08/15/40	19,951	16,235
2.38%, 11/15/49 (d)	23,073	22,951
1.63%, 11/15/50	3,363	2,805
		41,991
U.S. Treasury Inflation Indexed Securities 0.4%
Treasury, United States Department of
0.13%, 01/15/30 - 01/15/31 (k)	15,218	16,455
Municipal 0.1%
Ohio Office of Budget And Management
5.00%, 06/01/55	1,235	1,391
Puerto Rico Sales Tax Financing Corporation (COFINA)
4.75%, 07/01/53	237	257
5.00%, 07/01/58	3,576	3,938
		5,586
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.13%, 02/15/31	4,146	3,918
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (l)	9,340	501
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (l)	1,350	121
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (l)	5,634	652
Interest Only, Series X1-K109, REMIC, 1.58%, 04/25/30 (l)	2,399	292

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series X1-K110, REMIC, 1.70%, 04/25/30 (l)	677	87
Interest Only, Series X1-K116, REMIC, 1.43%, 07/25/30 (l)	1,219	135
Series 2020-X1-K120, REMIC, 1.04%, 10/25/30 (l)	7,777	644
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.70%, 09/25/30 (l)	331	381
		2,813
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA1, REMIC, 3.05%, (SOFR + 3.00%), 08/25/33 (l)	644	633
Series 2021-B1-DNA2, REMIC, 3.41%, (SOFR + 3.40%), 08/25/33 (l)	372	368
Series 2021-B2-HQA1, REMIC, 5.05%, (SOFR + 5.00%), 08/25/33 (l)	386	358
Series 2021-B2-DNA2, REMIC, 6.01%, (SOFR + 6.00%), 08/25/33 (l)	336	335
		1,694
Total Government And Agency Obligations (cost $351,362)		344,835
INVESTMENT COMPANIES 7.8%
Consumer Discretionary Select Sector SPDR Fund	19	3,209
Energy Select Sector SPDR Fund	65	3,170
Financial Select Sector SPDR Fund	24	827
Health Care Select Sector SPDR Fund (a)	31	3,658
Industrial Select Sector SPDR Fund (a)	73	7,157
Invesco QQQ Trust - Series 1 (c)	68	21,797
iShares China Large-Cap ETF (a) (m)	71	3,317
iShares iBoxx USD High Yield Corporate Bond ETF (a) (c) (m)	236	20,533
iShares Latin America 40 ETF (a) (m)	58	1,606
iShares MSCI Brazil Capped ETF (a) (m)	35	1,159
iShares MSCI Emerging Markets ETF (a) (m)	8	451
iShares Nasdaq Biotechnology Index Fund (a) (m)	3	466
iShares Russell 2000 ETF (a) (m)	124	27,316
iShares S&P 500 Value ETF (a) (m)	35	4,897
KraneShares Bosera MSCI China A ETF - Class A (a)	28	1,250
KraneShares CSI China Internet ETF (a)	21	1,605
SPDR Bloomberg Barclays High Yield Bond ETF (a)	9	1,026
SPDR EURO STOXX 50 ETF (a)	14	606
SPDR Gold Trust ETF (a) (c)	111	17,693
SPDR S&P 500 ETF (c)	486	192,577
SPDR S&P Oil & Gas Exploration & Production ETF (a)	31	2,520
United States Oil Fund, LP (a)	9	376
Total Investment Companies (cost $313,203)		317,216
CORPORATE BONDS AND NOTES 5.3%
Financials 1.0%
American Express Company
3.47%, (3 Month USD LIBOR + 3.29%), (100, 06/15/21) (l) (n)	1,382	1,374
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (e)	1,113	1,049
Banco Bilbao Vizcaya Argentaria, S.A.
6.13%, (100, 11/16/27) (n) (o)	200	210
Banco de Credito del Peru
3.13%, 07/01/30 (e)	80	80
Banco Industrial S.A.
4.88%, 01/29/31 (e)	205	210
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (n)	394	410
Banco Nacional De Panama
2.50%, 08/11/30 (e)	200	186
Banistmo S.A.
3.65%, 09/19/22 (g)	409	417
Bank Leumi le-Israel B.M.
3.28%, 01/29/31	779	795
Bank of America Corporation
4.08%, 03/20/51	152	170
3.48%, 03/13/52	318	324
BBK B.S.C.
5.50%, 07/09/24 (g)	288	304
BBVA Bancomer, S.A.
5.13%, 01/18/33 (g)	391	403
BNP Paribas
2.59%, 08/12/35 (e) (o)	1,744	1,644
2.82%, 01/26/41 (e)	1,027	926
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (g)	550	586
Citigroup Inc.
4.29%, (3 Month USD LIBOR + 4.10%), (100, 05/15/21) (l) (n)	2,012	2,009
4.41%, 03/31/31	989	1,124
5.32%, 03/26/41	252	324
Credit Suisse Group AG
4.50%, (100, 09/03/30) (e) (n)	391	365
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (o)	520	501
Diamond Finance International Limited
8.35%, 07/15/46 (e) (p)	215	328
Ford Motor Credit Company LLC
4.13%, 08/17/27	439	453
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (e)	820	993
7.75%, 11/01/25, GBP (e)	1,394	1,983
General Motors Financial Company, Inc.
5.70%, (100, 09/30/30) (n)	245	267
2.70%, 08/20/27	1,298	1,330
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (e)	434	438
HSBC Holdings PLC
4.60%, (100, 12/17/30) (n) (o)	416	412
Intercorp Peru Ltd.
3.88%, 08/15/29 (e)	406	416
Itau Unibanco Holding S.A.
5.13%, 05/13/23 (e)	200	211
3.25%, 01/24/25 (g)	420	429
JPMorgan Chase & Co.
3.11%, 04/22/51	333	324
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	725	724
Lloyds Banking Group PLC
2.71%, 12/03/35, GBP (g)	3,068	4,223
Morgan Stanley
3.85%, (3 Month USD LIBOR + 3.61%), (100, 04/15/21) (l) (n)	1,618	1,617
2.80%, 01/25/52	187	171
Muthoot Finance Limited
6.13%, 10/31/22 (e)	573	596
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (e)	299	301
5.13%, 12/15/30 (e)	183	180
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (e) (n)	556	552
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (e)	768	771
Outfront Media Capital Corporation
5.00%, 08/15/27 (e)	72	73
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (e)	20	21
Petrobras Global Finance B.V.
4.38%, 05/20/23	38	40
5.30%, 01/27/25	606	668
7.38%, 01/17/27	34	40
6.00%, 01/27/28	254	279
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,299
5.63%, 06/15/43	851	909
Quicken Loans Inc.
5.25%, 01/15/28 (e)	289	305
Quicken Loans, LLC
3.63%, 03/01/29 (e)	1,777	1,718
3.88%, 03/01/31 (e)	1,923	1,855

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Sasol Financing USA LLC
6.50%, 09/27/28	281	302
Suam Finance B.V.
4.88%, 04/17/24 (e)	100	108
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (n)	794	789
UBS Group AG
4.38%, (100, 02/10/31) (e) (n)	306	301
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (e)	1,654	1,725
USB Capital IX
3.50%, (3 Month USD LIBOR + 1.02%), (100, 05/24/21) (l) (n)	594	570
Wells Fargo & Company
3.90%, (100, 03/15/26) (n)	842	848
Westpac Banking Corporation
2.96%, 11/16/40 (o)	272	253
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (e)	259	270
		42,503
Consumer Discretionary 0.7%
7-Eleven, Inc.
2.80%, 02/10/51 (e)	362	326
Affinity Gaming
6.88%, 12/15/27 (e)	408	430
Algeco Global Finance PLC
6.50%, 02/15/23, EUR (g)	4,814	5,735
Amazon.com, Inc.
2.50%, 06/03/50	364	326
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (e)	29	29
Aramark Services, Inc.
4.75%, 06/01/26	85	87
5.00%, 02/01/28 (e)	195	202
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (e)	52	54
Carnival Corporation
11.50%, 04/01/23 (e)	690	788
Cedar Fair, L.P.
5.50%, 05/01/25 (e)	76	80
5.38%, 04/15/27	43	44
5.25%, 07/15/29	42	43
Churchill Downs Incorporated
5.50%, 04/01/27 (e)	51	53
4.75%, 01/15/28 (e)	20	21
Clarios Global LP
6.75%, 05/15/25 (e)	21	22
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	511	539
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28 (e)	356	415
Douglas GmbH
6.00%, 04/08/26, EUR (e)	2,577	2,956
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	2,404	2,564
8.13%, 07/01/27 (e)	1,220	1,342
Ford Motor Company
9.00%, 04/22/25	163	197
9.63%, 04/22/30	46	64
Full House Resorts, Inc.
8.25%, 02/15/28 (e)	132	141
General Motors Company
5.95%, 04/01/49	350	445
Hilton Domestic Operating Company Inc.
4.88%, 01/15/30	76	81
4.00%, 05/01/31 (e)	145	145
3.63%, 02/15/32 (e)	2,298	2,231
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	50	52
International Game Technology PLC
6.50%, 02/15/25 (e)	200	220
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (e) (q)	1,286	1,433
L Brands, Inc.
5.25%, 02/01/28	82	88
6.63%, 10/01/30 (e)	87	99
Lowe`s Companies, Inc.
3.00%, 10/15/50	184	172
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (e)	1,165	1,239
6.50%, 09/15/26	66	69
Mattamy Homes Limited
5.25%, 12/15/27 (e)	20	21
McDonald's Corporation
4.45%, 09/01/48	878	1,023
MGM Resorts International
6.75%, 05/01/25	56	60
5.50%, 04/15/27	74	80
Michaels Stores, Inc.
8.00%, 07/15/27 (e)	369	408
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	250	265
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	41	44
Patrimonio en Fideicomiso D.S. N°093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (e)	200	200
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (e)	190	204
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (e)	179	190
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	59	59
4.00%, 10/15/30 (e)	422	406
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	50	52
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (e)	146	159
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 04/01/29 (e)	421	426
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	82	83
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (e)	30	32
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (e)	24	25
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (e)	16	18
The New Home Company Inc.
7.25%, 10/15/25 (e)	391	406
The William Carter Company
5.63%, 03/15/27 (e)	43	45
Under Armour, Inc.
3.25%, 06/15/26	24	24
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	25	27
Vivo Energy Investments B.V.
5.13%, 09/24/27 (e)	563	601
Williams Scotsman International, Inc.
4.63%, 08/15/28 (e)	73	74
WMG Acquisition Corp.
3.88%, 07/15/30 (e)	21	21
Wyndham Destinations, Inc.
6.63%, 07/31/26 (e)	570	647
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (e)	219	222
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	67	70
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	46	50
5.13%, 10/01/29 (e)	56	57
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	62	65
3.63%, 03/15/31	509	489
		29,285
Communication Services 0.7%
Altice Financing S.A.
5.00%, 01/15/28 (e)	200	197

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Altice France S.A.
7.38%, 05/01/26 (e)	484	503
AMC Networks, Inc.
5.00%, 04/01/24	32	33
4.75%, 08/01/25	65	67
AT&T Inc.
3.30%, 02/01/52	362	326
Avaya, Inc.
6.13%, 09/15/28 (e)	445	473
CCO Holdings, LLC
4.75%, 03/01/30 (e)	238	247
CenturyLink, Inc.
5.13%, 12/15/26 (e)	72	76
4.00%, 02/15/27 (e)	73	75
Charter Communications Operating, LLC
2.80%, 04/01/31	2,531	2,497
3.50%, 06/01/41	344	327
3.70%, 04/01/51	129	121
Commscope, Inc.
7.13%, 07/01/28 (e)	289	307
CSC Holdings, LLC
5.50%, 05/15/26 (e)	200	206
5.38%, 02/01/28 (e)	204	215
4.13%, 12/01/30 (e)	1,440	1,428
4.63%, 12/01/30 (e)	2,883	2,836
3.38%, 02/15/31 (e)	499	470
DISH DBS Corporation
7.75%, 07/01/26	117	129
Frontier Communications Corporation
5.88%, 10/15/27 (e)	345	366
5.00%, 05/01/28 (e)	841	856
6.75%, 05/01/29 (e)	1,344	1,416
GCI, LLC
4.75%, 10/15/28 (e)	204	209
Gray Escrow, Inc.
7.00%, 05/15/27 (e)	79	86
Hughes Satellite Systems Corporation
7.63%, 06/15/21	379	384
iHeartCommunications, Inc.
6.38%, 05/01/26	118	125
5.25%, 08/15/27 (e)	60	62
4.75%, 01/15/28 (e)	31	31
Kenbourne Invest S.A.
4.70%, 01/22/28 (e)	200	205
Lamar Media Corp.
4.88%, 01/15/29	90	94
4.00%, 02/15/30	33	33
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	2,903	2,935
3.63%, 01/15/29 (e)	1,559	1,512
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	372	391
Millicom International Cellular SA
5.13%, 01/15/28 (e)	180	189
4.50%, 04/27/31 (e)	412	429
Nexstar Escrow Inc.
5.63%, 07/15/27 (e)	112	117
Nexstar Media Group, Inc.
4.75%, 11/01/28 (e)	459	464
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (q)	392	414
Outfront Media Capital Corporation
6.25%, 06/15/25 (e)	85	90
4.63%, 03/15/30 (e)	19	18
Playtika Holding Corp.
4.25%, 03/15/29 (e)	328	323
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	436	440
Sable International Finance Limited
5.75%, 09/07/27 (g)	549	576
Sirius XM Radio Inc.
5.00%, 08/01/27 (e)	127	133
5.50%, 07/01/29 (e)	107	116
4.13%, 07/01/30 (e)	1,389	1,390
TEGNA Inc.
4.75%, 03/15/26 (e)	297	315
4.63%, 03/15/28	49	50
T-Mobile USA, Inc.
4.50%, 04/15/50 (e)	155	173
3.30%, 02/15/51 (e)	353	329
VEON Holdings B.V.
4.00%, 04/09/25 (e)	484	502
Verizon Communications Inc.
2.88%, 11/20/50	422	375
3.55%, 03/22/51	708	708
3.70%, 03/22/61	504	499
ViacomCBS Inc.
4.95%, 05/19/50	277	324
Vodafone Group Public Limited Company
4.25%, 09/17/50	299	328
7.00%, 04/04/79	61	74
VTR Comunicaciones SpA
4.38%, 04/15/29 (e)	290	292
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	62	61
		27,967
Energy 0.7%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	162	175
Bristow Group Inc.
6.88%, 03/01/28 (e)	698	696
Buckeye Partners, L.P.
4.15%, 07/01/23	20	21
4.35%, 10/15/24	179	185
4.13%, 03/01/25 (e)	883	904
Centennial Resource Production, LLC
5.38%, 01/15/26 (e)	100	88
Cheniere Energy, Inc.
5.63%, 10/01/26	93	97
4.63%, 10/15/28 (e)	669	697
4.50%, 10/01/29	115	119
Chesapeake Energy Corporation
5.50%, 02/01/26 (e)	790	823
5.88%, 02/01/29 (e)	145	154
CNX Resources Corporation
7.25%, 03/14/27 (e)	28	30
Continental Resources, Inc.
4.38%, 01/15/28	39	41
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27 (e)	250	255
CrownRock, L.P.
5.63%, 10/15/25 (e)	138	141
DCP Midstream Operating, LP
5.38%, 07/15/25	45	49
5.13%, 05/15/29	25	27
Ecopetrol S.A.
5.38%, 06/26/26	145	162
6.88%, 04/29/30	824	1,002
Empresa Nacional del Petroleo
4.50%, 09/14/47 (g)	442	439
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (e)	46	49
5.50%, 01/30/26 (e)	41	43
5.75%, 01/30/28 (e)	154	163
Energean Israel Finance Ltd
4.88%, 03/30/26	260	260
Energy Transfer LP
5.00%, 05/15/50	319	331
Enterprise Products Operating LLC
3.20%, 02/15/52	549	502
Genesis Energy, L.P.
8.00%, 01/15/27	187	189
Great Western Financial Corporation
12.00%, 09/01/25 (e)	175	156
Hess Corporation
4.30%, 04/01/27	737	803
5.60%, 02/15/41	285	329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
India Green Energy Holdings
5.38%, 04/29/24 (e)	432	449
Kinder Morgan, Inc.
3.60%, 02/15/51	534	498
Leviathan Bond Ltd
5.75%, 06/30/23 (g)	562	588
NuStar Logistics, L.P.
5.75%, 10/01/25	1,356	1,452
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,655
Parsley Energy, LLC
5.63%, 10/15/27 (e)	59	64
PBF Holding Company LLC
9.25%, 05/15/25 (e)	523	534
Petrobras Global Finance B.V.
5.60%, 01/03/31	1,506	1,587
Petróleos Mexicanos
6.50%, 03/13/27	1,310	1,369
6.84%, 01/23/30	84	85
5.95%, 01/28/31	89	85
6.35%, 02/12/48	554	458
7.69%, 01/23/50	187	174
6.95%, 01/28/60	279	240
Pioneer Natural Resources Company
1.90%, 08/15/30	1,078	1,003
PT Pertamina (Persero)
3.65%, 07/30/29 (a) (g)	844	887
Puma International Financing S.A.
5.13%, 10/06/24 (e)	425	426
5.00%, 01/24/26 (e)	200	196
Rockies Express Pipeline LLC
4.95%, 07/15/29 (e)	22	22
Saudi Arabian Oil Company
2.25%, 11/24/30 (e)	1,882	1,804
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (e)	86	87
SM Energy Company
1.50%, 07/01/21 (o)	921	912
10.00%, 01/15/25 (a) (e)	873	981
Sunoco LP
6.00%, 04/15/27	50	52
4.50%, 05/15/29 (e)	191	190
Targa Resource Corporation
5.88%, 04/15/26	85	89
5.38%, 02/01/27	42	44
6.50%, 07/15/27	68	74
6.88%, 01/15/29	69	76
4.00%, 01/15/32 (e)	1,691	1,596
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (g)	271	301
WPX Energy, Inc.
5.25%, 10/15/27	49	52
4.50%, 01/15/30	46	50
		27,010
Industrials 0.5%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (e)	583	608
Air Lease Corporation
3.13%, 12/01/30	791	777
ALFA, S.A.B. de C.V.
6.88%, 03/25/44 (e)	233	289
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/34 (g) (i)	178	132
Boise Cascade Company
4.88%, 07/01/30 (e)	73	76
Bombardier Inc.
6.13%, 01/15/23 (e)	86	90
Builders FirstSource, Inc.
6.75%, 06/01/27 (e)	51	55
Carrier Global Corporation
3.58%, 04/05/50	663	653
Clark Equipment Company
5.88%, 06/01/25 (e)	143	151
Clean Harbors, Inc.
4.88%, 07/15/27 (e)	45	47
DAE Funding LLC
3.38%, 03/20/28 (e)	455	452
DP World UAE Region FZE
6.85%, 07/02/37 (g)	340	438
Ellaktor Value PLC
6.38%, 12/15/24, EUR (e)	2,425	2,629
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (e)	394	434
Fideicomiso F/80460
5.50%, 07/31/47 (g)	305	301
General Electric Company
4.35%, 05/01/50	403	448
GFL Environmental Inc.
5.13%, 12/15/26 (e)	36	38
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	57	61
Harsco Corporation
5.75%, 07/31/27 (e)	20	21
Herc Holdings Inc.
5.50%, 07/15/27 (e)	49	52
HTA Group Limited
7.00%, 12/18/25 (e)	546	580
Klabin Austria GmbH
3.20%, 01/12/31 (e)	265	252
Masonite International Corporation
5.38%, 02/01/28 (e)	61	65
MasTec, Inc.
4.50%, 08/15/28 (e)	25	26
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e)	207	207
Meritor, Inc.
6.25%, 06/01/25 (e)	313	334
4.50%, 12/15/28 (e)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (e)	889	885
7.25%, 03/15/29 (e)	660	653
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (e)	177	172
6.25%, 01/15/28 (e)	78	81
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (e)	74	73
Rumo Luxembourg SARL
5.88%, 01/18/25 (e)	556	587
Simpar Europe
5.20%, 01/26/31 (e)	305	299
Spirit Airlines, Inc.
8.00%, 09/20/25 (e)	192	217
Standard Industries Inc.
5.00%, 02/15/27 (e)	39	41
4.38%, 07/15/30 (e)	251	254
3.38%, 01/15/31 (e)	92	87
Stericycle, Inc.
3.88%, 01/15/29 (e)	74	73
Summit Materials, LLC
5.25%, 01/15/29 (e)	147	154
Terex Corporation
5.63%, 02/01/25 (e)	76	78
The ADT Security Corporation
4.88%, 07/15/32 (e)	30	30
TransDigm Inc.
6.25%, 03/15/26 (e)	6,061	6,425
6.38%, 06/15/26	74	77
Uber Technologies, Inc.
6.25%, 01/15/28 (e)	117	127
United Rentals (North America), Inc.
5.50%, 05/15/27	86	92
4.88%, 01/15/28	138	145
United Rentals, Inc.
3.88%, 02/15/31	407	409
Weekley Homes, LLC
4.88%, 09/15/28 (e)	459	472
WESCO Distribution, Inc.
7.25%, 06/15/28 (e)	144	161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
XPO Logistics, Inc.
6.25%, 05/01/25 (e)	203	218
		21,038
Real Estate 0.5%
American Tower Corporation
3.10%, 06/15/50	188	173
2.95%, 01/15/51	370	328
Crown Castle International Corp.
3.25%, 01/15/51	131	121
Equinix, Inc.
2.95%, 09/15/51	375	329
ESH Hospitality, Inc.
4.63%, 10/01/27 (e)	30	32
Fideicomiso Fibra Uno
5.25%, 01/30/26 (e)	235	260
Forestar Group Inc.
8.00%, 04/15/24 (e)	474	495
5.00%, 03/01/28 (e)	1,850	1,921
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,849
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	82	84
5.25%, 03/15/28 (e)	68	71
5.25%, 07/15/30 (e)	1,454	1,499
4.50%, 02/15/31 (e)	1,641	1,622
MAF Sukuk Ltd
4.64%, 05/14/29 (g)	200	222
Mattamy Homes Limited
4.63%, 03/01/30 (e)	736	732
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	98
4.63%, 06/15/25 (e)	161	170
5.75%, 02/01/27	44	49
3.88%, 02/15/29 (e)	522	521
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	124
4.63%, 08/01/29	87	91
Park Intermediate Holdings LLC
7.50%, 06/01/25 (e)	20	22
5.88%, 10/01/28 (e)	186	197
Service Properties Trust
4.50%, 06/15/23	1,326	1,346
4.35%, 10/01/24	31	31
7.50%, 09/15/25	216	246
The Howard Hughes Corporation
5.38%, 08/01/28 (e)	1,120	1,175
4.13%, 02/01/29 (e)	579	566
4.38%, 02/01/31 (e)	637	624
VICI Properties Inc.
3.50%, 02/15/25 (e)	567	578
3.75%, 02/15/27 (e)	545	545
4.13%, 08/15/30 (e)	650	655
XHR LP
6.38%, 08/15/25 (e)	1,314	1,388
		18,164
Materials 0.4%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	202
Axalta Coating Systems, LLC
3.38%, 02/15/29 (e)	150	146
Ball Corporation
2.88%, 08/15/30	134	129
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (g)	273	298
5.20%, 09/17/30 (e)	200	217
3.88%, 07/11/31 (e)	200	195
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42 (g)	828	898
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	218
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	663	710
Freeport-McMoRan Inc.
5.00%, 09/01/27	127	135
4.63%, 08/01/30	215	234
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	357	389
Hudbay Minerals Inc.
6.13%, 04/01/29 (a) (e)	89	95
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (e)	143	160
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	24	25
KME AG
6.75%, 02/01/23, EUR (g)	1,859	1,849
LYB International Finance III, LLC
3.63%, 04/01/51	121	119
MEGlobal Canada ULC
5.88%, 05/18/30 (g)	386	465
Quintis Ltd
7.50%, 10/01/26 (e) (f) (q)	450	450
0.00%, 10/01/28 (e) (f) (j) (q)	7,017	7,017
Sasol Financing USA LLC
5.50%, 03/18/31	520	508
Steel Dynamics, Inc.
3.25%, 10/15/50	349	326
Suzano Austria GmbH
3.75%, 01/15/31 (j)	427	439
U.S. Concrete, Inc.
5.13%, 03/01/29 (e)	320	330
Vale Overseas Ltd
6.25%, 08/10/26	430	512
3.75%, 07/08/30	482	504
Valvoline, Inc.
4.25%, 02/15/30 (e)	24	24
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (e)	600	573
VM Holding SA
5.38%, 05/04/27 (e)	200	218
		17,385
Health Care 0.3%
AbbVie Inc.
4.25%, 11/21/49	108	122
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (e)	316	333
5.00%, 04/15/29 (e)	99	103
Anthem, Inc.
3.13%, 05/15/50	179	171
Avantor Funding, Inc.
4.63%, 07/15/28 (e)	460	481
Bausch Health Companies Inc.
9.00%, 12/15/25 (e)	120	130
9.25%, 04/01/26 (e)	116	128
7.00%, 01/15/28 (e)	58	63
6.25%, 02/15/29 (e)	211	224
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (e) (f) (i) (o) (r)	600	56
Centene Corporation
4.25%, 12/15/27	208	219
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	295	319
CVS Health Corporation
5.05%, 03/25/48	98	120
DaVita Inc.
4.63%, 06/01/30 (e)	1,484	1,511
3.75%, 02/15/31 (e)	2,378	2,266
Elanco Animal Health
4.91%, 08/27/21 (j) (p)	41	41
5.90%, 08/28/28 (j) (p)	58	66
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	57	56
Encompass Health Corporation
4.50%, 02/01/28	66	68
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (e)	311	316
Gilead Sciences, Inc.
2.80%, 10/01/50	367	327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Hologic, Inc.
3.25%, 02/15/29 (e)	1,368	1,350
Molina Healthcare, Inc.
3.88%, 11/15/30 (e)	207	213
Royalty Pharma PLC
3.55%, 09/02/50 (e)	344	329
Select Medical Corporation
6.25%, 08/15/26 (e)	3,097	3,292
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/50	200	191
Teleflex Incorporated
4.63%, 11/15/27	42	45
Tenet Healthcare Corporation
4.63%, 07/15/24	120	122
4.63%, 09/01/24 - 06/15/28 (e)	222	228
5.13%, 05/01/25	115	117
4.88%, 01/01/26 (e)	172	179
6.25%, 02/01/27 (e)	128	135
UnitedHealth Group Incorporated
2.90%, 05/15/50	181	175
3.13%, 05/15/60	336	330
		13,826
Utilities 0.2%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (e)	279	289
Calpine Corporation
4.50%, 02/15/28 (e)	97	98
5.13%, 03/15/28 (e)	235	237
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	558	564
FEL Energy VI S.à r.l.
5.75%, 12/01/40 (g)	305	313
Genneia S.A.
8.75%, 01/20/22 (e)	491	442
GNL Quintero S.A
4.63%, 07/31/29 (g)	200	219
Infraestructura Energética Nova, S.A.B. de C.V.
4.75%, 01/15/51 (e)	200	199
Inkia Energy Limited
5.88%, 11/09/27 (g)	559	586
NRG Energy, Inc.
5.75%, 01/15/28	70	75
5.25%, 06/15/29 (e)	116	124
Pacific Gas And Electric Company
5.00%, 07/01/28	904	955
5.25%, 07/01/30	155	164
Star Energy Geothermal Darajat II Limited
4.85%, 10/14/38 (e)	428	467
Talen Energy Supply, LLC
7.63%, 06/01/28 (e)	1,215	1,241
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	1,888	1,964
5.00%, 07/31/27 (e)	110	113
		8,050
Consumer Staples 0.2%
Albertsons Companies, Inc.
5.75%, 03/15/25	48	50
Altria Group, Inc.
3.40%, 02/04/41	187	173
3.70%, 02/04/51	358	329
AMN Healthcare, Inc.
4.00%, 04/15/29 (e)	129	129
Anheuser-Busch InBev Worldwide Inc.
4.50%, 06/01/50	395	449
B&G Foods, Inc.
5.25%, 09/15/27	23	24
BAT Capital Corp.
3.98%, 09/25/50	530	498
China Milk Products Group Limited
0.00%, 01/05/12 (b) (i) (o) (r)	100	—
Chobani, LLC
4.63%, 11/15/28 (e)	96	98
Cydsa, S.A.B. de C.V.
6.25%, 10/04/27 (e)	340	356
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	43	45
Embotelladora Andina S.A
3.95%, 01/21/50 (e)	150	159
Energizer Holdings, Inc.
4.75%, 06/15/28 (e)	191	197
4.38%, 03/31/29 (e)	119	119
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (e) (n)	387	409
Jaguar Holding Company II
5.00%, 06/15/28 (e)	144	150
JBS USA Finance, Inc.
6.75%, 02/15/28 (e)	81	89
JBS USA Food Company
6.50%, 04/15/29 (e)	126	142
Kraft Heinz Foods Company
5.00%, 07/15/35	70	81
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (e)	70	73
4.88%, 05/15/28 (e)	21	23
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	71	72
MHP SE SA
7.75%, 05/10/24 (e)	587	628
Pilgrim's Pride Corporation
5.88%, 09/30/27 (e)	73	78
Post Holdings, Inc.
4.63%, 04/15/30 (e)	261	262
REI Agro Limited
0.00%, 11/13/14 (b) (g) (o) (r)	628	—
0.00%, 11/13/14 (b) (e) (o) (r)	185	2
Safeway Inc.
3.50%, 03/15/29 (e)	1,943	1,847
The Central America Bottling Corporation
5.75%, 01/31/27 (e)	77	82
The Kroger Co.
3.95%, 01/15/50	158	171
Treehouse Foods, Inc.
4.00%, 09/01/28	21	21
U.S. Foods Inc.
6.25%, 04/15/25 (e)	40	43
		6,799
Information Technology 0.1%
Apple Inc.
2.65%, 02/08/51	358	326
Broadcom Inc.
1.95%, 02/15/28 (a) (e)	204	199
3.75%, 02/15/51 (e)	518	499
BY Crown Parent, LLC
4.25%, 01/31/26 (e)	108	112
CommScope Holding Company, Inc.
6.00%, 06/15/25 (e)	345	352
International Business Machines Corporation
4.25%, 05/15/49	284	327
Motorola Solutions, Inc.
5.50%, 09/01/44	269	326
Oracle Corporation
3.95%, 03/25/51	1,086	1,118
Sabre GLBL Inc.
9.25%, 04/15/25 (e)	345	412
Shift4 Payments, LLC
4.63%, 11/01/26 (e)	62	64
ViaSat, Inc.
5.63%, 04/15/27 (e)	25	26
Xerox Holdings Corporation
5.00%, 08/15/25 (e)	409	427
		4,188
Total Corporate Bonds And Notes (cost $216,938)		216,215
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (l)	665	692

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AGL CLO 7 Ltd
Series 2020-A1-7A, 2.04%, (3 Month USD LIBOR + 1.80%), 07/15/31 (l)	250	251
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 04/15/26 (l)	817	817
AOA 2015-1177 Mortgage Trust
Series 2015-C-1177, REMIC, 3.01%, 12/15/21 (l)	447	448
Apidos CLO XV
Series 2013-A1RR-15A, 1.23%, (3 Month USD LIBOR + 1.01%), 04/21/31 (l)	275	275
Aqueduct European CLO 4 - 2019 Designated Activity Company
Series 2019-B1-4X, 1.80%, (3 Month EURIBOR + 1.80%), 07/15/32, EUR (g) (l)	100	117
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	206
Ares European CLO XI Designated Activity Company
Series B1-11X, 1.85%, (3 Month EURIBOR + 1.85%), 04/15/32, EUR (g) (l)	100	117
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.96%, (3 Month EURIBOR + 0.96%), 10/15/32, EUR (g) (l)	103	121
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (l)	130	137
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 3.93%, 11/17/27 (l)	237	258
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	331
Battalion CLO Ltd
Series 2020-A1-18A, 2.04%, (3 Month USD LIBOR + 1.80%), 10/15/32 (l)	264	265
Series 2020-B-18A, 2.54%, (3 Month USD LIBOR + 2.30%), 10/15/32 (l)	264	265
Battalion CLO X Ltd.
Series 2016-A1R2-10A, 1.35%, (3 Month USD LIBOR + 1.17%), 01/25/35 (l)	347	347
Series 2016-A2R2-10A, 1.73%, (3 Month USD LIBOR + 1.55%), 01/25/35 (l)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.46%, (1 Month USD LIBOR + 0.34%), 10/25/36 (j) (l)	98	91
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 08/15/36 (j) (l)	261	258
Series 2018-C-TALL, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 03/16/37 (j) (l)	744	727
BBCMS Trust 2019-CLP
Series 2019-E-CLP, REMIC, 2.23%, (1 Month USD LIBOR + 2.11%), 12/15/31 (l)	337	336
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.28%, 02/18/54 (l)	8,429	841
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 1.69%, (3 Month USD LIBOR + 1.45%), 07/16/29 (l)	290	289
Benefit Street Partners CLO VI Ltd
Series 2015-A1R-VIA, REMIC, 1.46%, (3 Month USD LIBOR + 1.24%), 10/18/29 (l)	250	250
BHMS
Series 2018-C-ATLS, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 07/16/35 (l)	246	245
Birch Grove CLO Ltd
Series A-19X, REMIC, 1.67%, (3 Month USD LIBOR + 1.49%), 06/16/31 (l)	506	506
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 1.74%, (3 Month USD LIBOR + 1.50%), 07/15/31 (l)	252	252
BlueMountain CLO XXIV Ltd
Series 2019-C-24A, 2.92%, (3 Month USD LIBOR + 2.70%), 04/21/31 (l)	268	268
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/15/24 (s)	860	860
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	263	276
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	609
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 2.06%, (1 Month USD LIBOR + 1.95%), 03/16/37 (l)	950	950
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-F-BIOA, REMIC, 2.58%, (1 Month USD LIBOR + 2.47%), 03/15/37 (l)	1,169	1,170
Series 2018-D-BIOA, REMIC, 1.43%, (1 Month USD LIBOR + 1.32%), 03/16/37 (l)	200	200
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 11/15/35 (l)	597	597
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 10/15/21 (l)	1,387	1,387
Series 2019-J-XL, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 10/15/21 (l)	2,352	2,352
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-G-BXLP, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 12/15/21 (l)	493	493
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	240
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.38%, (1 Month USD LIBOR + 3.25%), 10/15/25 (l)	210	210
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,273
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	1,735	1,702
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 2.36%, (1 Month USD LIBOR + 2.25%), 01/17/23 (l)	510	509
Series 2021-F-MFM1, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 01/17/23 (l)	780	779
Canyon CLO 2020-3 Ltd
Series 2020-B-3A, 1.93%, (3 Month USD LIBOR + 1.70%), 01/17/34 (l)	250	250
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.57%, (3 Month USD LIBOR + 1.35%), 04/20/29 (l)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	133	141
Cedar Funding VI CLO, Ltd.
Series 2016-CR-6A, 2.32%, (3 Month USD LIBOR + 2.10%), 10/20/28 (l)	250	249
Series 2016-ARR-6A, 0.00%, (3 Month USD LIBOR + 1.05%), 04/20/34 (l)	200	200
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	173
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.45%, 02/17/23 (l)	184	191
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.79%, (3 Month USD LIBOR + 1.55%), 04/15/30 (l)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.06%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (g) (l)	100	118
CIFC Funding 2013-III-R Ltd
Series 2013-A1-3RA, 1.20%, (3 Month USD LIBOR + 0.98%), 04/24/31 (l)	250	250
CIFC Funding 2014-III Ltd
Series 2014-BR2-3A, 2.02%, (3 Month USD LIBOR + 1.80%), 10/22/31 (l)	350	349
Citigroup Commercial Mortgage Trust
Series 2014-AS-GC23, REMIC, 3.86%, 07/12/24	848	913
Citigroup Commercial Mortgage Trust 2014-GC19
Series 2014-D-GC19, REMIC, 5.09%, 03/12/47 (l)	194	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	350
Citigroup Commercial Mortgage Trust 2019-SST2
Series 2019-F-SST2, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 02/15/22 (l)	272	272
COMM 2014-CCRE17 Mortgage Trust
Series 2014-C-CR17, REMIC, 4.78%, 05/10/24 (l)	308	325
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	649
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.17%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (l)	73	66
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 04/17/30 (l)	258	258
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 12/15/31 (l)	296	292
Credit Suisse Mortgage Capital Certificates
Series 2019-D-ICE4, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 05/15/21 (l)	960	961
Series 2019-E-ICE4, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 05/15/21 (l)	300	300
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (l)	196	210
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,820
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	617	629
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 1.46%, (1 Month USD LIBOR + 1.35%), 12/19/25 (l)	344	343
Series 2018-C-GLKS, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 12/19/25 (l)	250	249
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 1.89%, (3 Month USD LIBOR + 1.65%), 07/15/30 (l)	250	250
Dryden 60 CLO, Ltd.
Series 2018-A-60A, 1.29%, (3 Month USD LIBOR + 1.05%), 07/15/31 (l)	250	250
Elmwood CLO II Ltd
Series 2019-B-2A, 2.32%, (3 Month USD LIBOR + 2.10%), 04/21/31 (l)	300	300
Series 2019-BR-2A, 0.00%, (3 Month USD LIBOR + 1.65%), 04/20/34 (l)	350	350
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/23 (l)	120	120
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 1.81%, (3 Month USD LIBOR + 1.60%), 10/29/29 (l)	250	250
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	689
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.74%, 12/12/53 (l)	999	131
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.61%, (3 Month USD LIBOR + 1.37%), 04/15/33 (l)	762	763
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (g) (l)	102	119
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (g) (l)	100	117
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	138
Invesco Euro CLO II Designated Activity Company
Series B1-2X, 1.80%, (3 Month EURIBOR + 1.80%), 08/15/32, EUR (g) (l)	100	117
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 07/07/23 (j) (l)	192	192
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	348
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/21 (l)	997	979
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	743
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, 2.46%, (1 Month USD LIBOR + 2.35%), 03/15/23 (l)	2,370	2,373
Madison Park Funding XI Ltd
Series 2013-AR2-11A, 1.10%, (3 Month USD LIBOR + 0.90%), 07/23/29 (l)	385	385
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.72%, (3 Month USD LIBOR + 1.50%), 04/19/30 (l)	250	249
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 2.09%, (3 Month USD LIBOR + 1.85%), 01/18/33 (l)	251	252
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	915
Mercury Financial Credit Card Master Trust
Series 2021-A-1A, 1.54%, 03/20/24	3,230	3,227
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.34%, 07/17/25 (l)	99	106
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	575
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (l)	338	365
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (l)	436	448
Navient Funding, LLC
Series 2006-A5-A, 0.47%, (3 Month USD LIBOR + 0.29%), 06/15/39 (l)	926	905
Series 2005-A4-B, REMIC, 0.51%, (3 Month USD LIBOR + 0.33%), 06/15/39 (l)	608	595
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	253	259
Neuberger Berman CLO XVI-S Ltd.
Series 2017-AR-16SA, 1.24%, (3 Month USD LIBOR + 1.04%), 04/17/34 (l)	400	400
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (g) (l)	104	121
Ocean Trails CLO VI
Series 2016-BRR-6A, 0.00%, 07/15/28 (l)	200	200
Series 2016-CRR-6A, 0.00%, 07/15/28 (l)	150	150
OCP CLO 2014-5 Ltd
Series 2014-A2R-5A, 1.62%, (3 Month USD LIBOR + 1.40%), 04/28/31 (l)	200	200
OCP CLO 2017-13 Ltd
Series 2017-A2A-13A, 2.04%, (3 Month USD LIBOR + 1.80%), 07/15/30 (l)	264	264
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (g) (l)	104	122
Octagon Investment Partners 48 Ltd
Series 2020-C-3A, 2.78%, (3 Month USD LIBOR + 2.55%), 10/20/31 (l)	250	250
OHA Credit Funding 3 LTD
Series 2019-B1-3A, 2.02%, (3 Month USD LIBOR + 1.80%), 07/20/32 (l)	256	256
Palmer Square CLO 2018-3 Ltd
Series 2018-B-3A, 2.09%, (3 Month USD LIBOR + 1.90%), 08/17/26 (l)	258	259
Palmer Square Loan Funding 2018-5, LLC
Series 2018-A2-5A, 1.62%, (3 Month USD LIBOR + 1.40%), 01/20/27 (l)	268	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.82%, (3 Month USD LIBOR + 1.60%), 04/20/27 (l)	255	255
Recette CLO, Ltd.
Series 2015-BRR-1A, 1.59%, (3 Month USD LIBOR + 1.40%), 04/20/34 (l)	250	250
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (g) (l)	100	117
RR 10 Ltd
Series 2020-A2B-10A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/33 (l)	380	381
RR 2 Ltd
Series 2017-A2-2A, 1.84%, (3 Month USD LIBOR + 1.60%), 10/15/29 (l)	255	255
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 1.72%, (3 Month USD LIBOR + 1.50%), 07/23/29 (l)	250	250
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 1.87%, (3 Month USD LIBOR + 1.65%), 04/20/33 (l)	250	250
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A4A-A, 0.42%, (3 Month USD LIBOR + 0.24%), 12/15/41 (l)	971	952
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.86%, (1 Month USD LIBOR + 4.75%), 04/15/24 (l)	2,470	2,679
SMB Private Education Loan Trust 2019-A
Series 2019-A2A-A, 3.44%, 07/15/36	816	853
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	569
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	930	928
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,272
Series 2021-D1-A, 3.86%, 01/15/53	1,230	1,208
Series 2021-D2-A, 3.86%, 01/15/53	670	658
SoFi Professional Loan Program 2018-B Trust
Series 2018-A2FX-B, 3.34%, 06/25/27	199	206
SoFi Professional Loan Program 2019-A Trust
Series 2019-A2FX-A, 3.69%, 06/15/48	493	511
Sound Point CLO XXVIII Ltd
Series 2020-A1-3A, 1.53%, (3 Month USD LIBOR + 1.28%), 01/26/32 (l)	264	264
TICP CLO VI 2016-2 Ltd
Series 2016-AR2-6A, 1.31%, (3 Month USD LIBOR + 1.12%), 01/17/34 (l)	250	250
TICP CLO XII Ltd
Series 2018-A-12A, 1.35%, (3 Month USD LIBOR + 1.11%), 01/15/31 (l)	250	250
Series 2018-B-12A, 1.89%, (3 Month USD LIBOR + 1.65%), 01/15/31 (l)	310	310
TRESTLES CLO III LTD
Series 2020-A1-3A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/20/33 (l)	380	381
Trinitas CLO XI Ltd
Series 2019-C-11A, 3.39%, (3 Month USD LIBOR + 3.15%), 07/15/32 (l)	261	258
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 2.24%, (3 Month USD LIBOR + 2.00%), 01/25/34 (l)	250	251
Series 2020-C-14A, 3.24%, (3 Month USD LIBOR + 3.00%), 01/25/34 (l)	257	252
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	187
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.03%, 09/12/22 (l)	286	292
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	3,099	3,421
United Airlines, Inc.
Series 2020-B-1, 4.88%, 01/15/26	91	94
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	331
Voya Clo 2017-3 Ltd
Series 2017-A1R-3A, 0.00%, (3 Month USD LIBOR + 1.04%), 04/20/34 (l)	150	150
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (l)	500	541
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (l)	507	534
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (l)	212	219
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	332	362
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.89%, 07/17/53 (l)	5,181	743
Whitebox Clo II Ltd
Series 2020-A1-2A, 1.99%, (3 Month USD LIBOR + 1.75%), 10/24/31 (l)	265	266
York CLO-6 Ltd
Series 2019-A1-1A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/22/32 (l)	478	478
Total Non-U.S. Government Agency Asset-Backed Securities (cost $73,275)		74,274
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Consumer Discretionary 0.5%
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.75%, (3 Month USD LIBOR + 6.00%), 02/01/26 (h) (l)	1,409	1,409
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	668	668
ECL Entertainment, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 7.50%), 03/31/28 (h) (l) (t)	1,019	1,019
Enterprise Development Authority
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (l) (t)	2,226	2,232
Groupe Babilou SAS
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 10/08/27, EUR (l)	4,036	4,735
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (l)	1,698	1,724
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 10/25/23 (l)	2,923	2,895
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (l) (t)	1,721	1,712
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l)	499	497
Leslie's Poolmart, Inc.
Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 03/09/28 (l)	1,240	1,232
US LBM Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (t)	111	110
WOOF Holdings, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/16/27 (l) (t)	297	295
		18,528
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (l)	362	361
Playtika Holding Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/11/28 (l) (t)	2,500	2,484
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	7,050
		9,895

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Information Technology 0.2%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (l) (t)	265	264
Avaya, Inc.
2020 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 12/15/27 (l)	446	446
Flexera Software LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (l) (t)	447	447
Informatica LLC
2020 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/19/27 (l) (t)	892	885
LogMeIn, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (l) (t)	1,515	1,509
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/29/24 (l) (t)	447	447
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (l) (t)	618	617
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (l) (t)	351	351
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (l) (t)	1,051	1,046
Signal Parent, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/24/28 (l) (t)	960	953
Surf Holdings, LLC
USD Term Loan , 0.00%, (3 Month USD LIBOR + 3.50%), 01/15/27 (l) (t)	919	909
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (l)	713	713
VS Buyer, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 02/19/27 (l)	446	444
Western Digital Corporation
2018 Term Loan B4, 1.87%, (3 Month USD LIBOR + 1.75%), 04/29/23 (l)	447	446
		9,477
Industrials 0.2%
Boels Topholding BV
Term Loan B, 4.00%, (3 Month EURIBOR + 4.00%), 02/06/27, EUR (l)	4,780	5,613
Douglas Dynamics LLC
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 06/05/26 (l)	192	190
Dun & Bradstreet Corporation (The)
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/06/26 (l)	445	443
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (l)	145	143
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (l)	250	248
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/10/28 (l)	1,602	1,595
		8,232
Consumer Staples 0.2%
City Brewing Company, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/30/28 (l) (t)	670	668
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (l)	3,592	4,205
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 09/15/27 (l) (t)	590	589
Triton Water Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (l) (t)	941	937
		6,399
Materials 0.1%
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (l)	2,522	2,515
Health Care 0.0%
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (l)	424	424
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (l)	296	296
Gentiva Health Services, Inc.
2020 Term Loan, 0.00%, (1 Month USD LIBOR + 2.75%), 07/02/25 (l) (t)	436	433
Select Medical Corporation
2017 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 02/13/24 (l)	297	295
		1,448
Financials 0.0%
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (l)	955	948
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (l)	922	920
Energy 0.0%
Granite Acquisition, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/31/28 (l) (t)	328	327
Total Senior Floating Rate Instruments (cost $57,424)		58,689
PREFERRED STOCKS 0.4%
Financials 0.2%
Itau Unibanco Holding S.A. (o)	157	777
T-Mobile US, Inc., 5.25%, 06/01/23 (e) (o)	5	5,909
Wells Fargo & Company, 7.50% (n) (o)	1	1,266
		7,952
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (o)	77	4,154
Boston Scientific Corporation, 5.50%, 06/01/23 (o)	14	1,460
Roche Holding AG	—	129
		5,743
Consumer Discretionary 0.1%
Aptiv PLC, 5.50%, 06/15/23 (o)	21	3,250
Utilities 0.0%
Centrais Eletricas Brasileiras SA (b)	6	38
Total Preferred Stocks (cost $14,833)		16,983
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,586
GMAC Capital Trust I (a)	106	2,690
Total Trust Preferreds (cost $5,423)		5,276
WARRANTS 0.0%
Climate Change Crisis Real Impact I Acquisition Corporation (b)	23	74
Compagnie Financiere Richemont SA (b)	1	—
Jaws Acquisition Corp. (b)	19	61
Tortoise Acquisition Corp. II (b)	24	77
TPG Pace Beneficial Finance Corp. (b)	10	76
Total Warrants (cost $299)		288
RIGHTS 0.0%
Sociedad Quimica Y Minera De Chile S.A. (b)	1	4
Total Rights (cost $0)		4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 11.0%
U.S. Treasury Bill 8.5%
Treasury, United States Department of
0.09%, 04/01/21 (u)	10,000	10,000
0.09%, 04/08/21 (u)	35,700	35,700
0.09%, 04/13/21 (u)	35,000	35,000
0.12%, 04/15/21 (u)	78,000	78,000
0.02%, 04/20/21 (u)	25,000	25,000
0.09%, 04/22/21 (u)	23,000	23,000
0.00%, 04/27/21 (u)	13,000	13,000
0.10%, 05/04/21 (u)	20,000	20,000
0.09%, 06/10/21 (u)	97,000	96,997
0.09%, 06/17/21 (u)	10,000	10,000
		346,697
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund, 0.00% (m) (v)	100,670	100,670
Total Short Term Investments (cost $447,362)		447,367
Total Investments 104.2% (cost $3,619,816)		4,235,808
Total Securities Sold Short (0.8)% (proceeds $33,121)		(31,087)
Total Purchased Options 0.8% (cost $27,618)		33,243
Other Derivative Instruments (0.8)%		(33,675)
Other Assets and Liabilities, Net (3.4)%		(138,462)
Total Net Assets 100.0%		4,065,827

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $151,124 and 3.7% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Investment in affiliate.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(s) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $860.

(t) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(u) The coupon rate represents the yield to maturity.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Information Technology (0.4%)
Appian Corporation - Class A	(61)	(8,087)
Seagate Technology Public Limited Company	(18)	(1,366)
Snowflake Inc. - Class A	(25)	(5,634)
		(15,087)
Consumer Staples (0.2%)
Hershey Co.	(7)	(1,156)
JM Smucker Co.	(8)	(986)
Walgreens Boots Alliance, Inc.	(123)	(6,728)
		(8,870)
Consumer Discretionary (0.2%)
Doordash, Inc. - Class A	(51)	(6,651)
Nordstrom Inc.	(13)	(479)
		(7,130)
Total Common Stocks (proceeds $33,121)		(31,087)
Total Securities Sold Short (0.8%) (proceeds $33,121)		(31,087)

JNL/BlackRock Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	4,948	—	1,642	—	38	(27)	3,317	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	49,732	—	28,756	356	642	(1,085)	20,533	0.5
iShares iBoxx USD Investment Grade Corporate Bond ETF	21,104	504	20,674	82	(493)	(441)	—	—
iShares Latin America 40 ETF	2,548	—	771	—	22	(193)	1,606	0.1
iShares MSCI Brazil Capped ETF	1,921	—	550	—	24	(236)	1,159	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares MSCI Emerging Markets ETF	652	—	220	—	34	(15)	451	—
iShares Nasdaq Biotechnology Index Fund	703	—	229	1	54	(62)	466	—
iShares Russell 2000 ETF	50,220	7,026	34,875	49	6,250	(1,305)	27,316	0.7
iShares S&P 500 Value ETF	4,438	—	—	24	—	459	4,897	0.1
	136,266	7,530	87,717	512	6,571	(2,905)	59,745	1.5

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Algeco Global Finance PLC, 6.50%, 02/15/23	10/19/20	5,731	5,735	0.2
Alibaba Group Holding Limited	11/20/19	4,218	4,118	0.1
Aqueduct European CLO 4 - 2019 Designated Activity Company, Series 2019-B1-4X, 1.80%, 07/15/32	07/07/20	112	117	—
Ares European CLO XI Designated Activity Company, Series B1-11X, 1.85%, 04/15/32	07/10/20	112	117	—
Avoca CLO XVII Designated Activity Company, Series AR-17X, 0.96%, 10/15/32	07/09/20	115	121	—
Bahrain Government International Bond, 6.75%, 09/20/29	08/14/20	1,620	1,570	0.1
Banistmo S.A., 3.65%, 09/19/22	01/08/21	420	417	—
BBK B.S.C., 5.50%, 07/09/24	01/27/21	300	304	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/08/21	426	403	—
Bioceanico Sovereign Certificate Ltd, 0.00%, 06/05/34	12/14/20	137	132	—
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	12/18/20	592	586	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	12/09/20	283	279	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/27	03/12/21	165	163	—
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	12/09/20	300	298	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.06%, 04/15/33	07/07/20	111	118	—
Commonwealth of Australia, 3.00%, 03/21/47	05/25/17	22,340	22,780	0.6
Corporacion Nacional del Cobre de Chile, 4.25%, 07/17/42	04/29/20	828	898	—
DP World UAE Region FZE, 6.85%, 07/02/37	05/08/20	394	438	—
Empresa Nacional del Petroleo, 4.50%, 09/14/47	05/01/20	408	439	—
FEL Energy VI S.à r.l., 5.75%, 12/01/40	02/24/21	323	313	—
Fideicomiso F/80460, 5.50%, 07/31/47	02/12/21	309	301	—
GNL Quintero S.A, 4.63%, 07/31/29	03/12/21	218	219	—
Government of the Sultanate of Oman, 6.75%, 01/17/48	02/09/21	311	291	—
Grand Round, Inc.	03/31/15	1,774	2,364	0.1
Greek Parliament, 2.00%, 04/22/27	06/12/20	8,347	8,976	0.2
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	112	119	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	117	—
Inkia Energy Limited, 5.88%, 11/09/27	01/05/21	603	586	—
Invesco Euro CLO II Designated Activity Company, Series B1-2X, 1.80%, 08/15/32	07/22/20	115	117	—
Itau Unibanco Holding S.A., 3.25%, 01/24/25	06/09/20	421	429	—
Jawbone Inc.	01/25/17	—	—	—
KME AG, 6.75%, 02/01/23	03/03/21	2,022	1,849	0.1
Leviathan Bond Ltd, 5.75%, 06/30/23	08/17/20	582	588	—
Lloyds Banking Group PLC, 2.71%, 12/03/35	12/10/19	4,170	4,223	0.1
Lookout, Inc.	09/19/14	3,242	3,334	0.1
Lookout, Inc.	03/04/15	237	121	—
MAF Sukuk Ltd, 4.64%, 05/14/29	12/17/20	224	222	—
MEGlobal Canada ULC, 5.88%, 05/18/30	08/14/20	465	465	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	12/09/20	904	874	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	114	121	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	122	—
Oman Government International Bond, 6.50%, 03/08/47	02/09/21	306	287	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/20	1,087	1,061	—
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	08/14/20	475	481	—
Presidencia de la Republica Dominicana, 6.40%, 06/05/49	12/09/20	293	267	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/28/20	875	887	—
Quintis Limited	11/03/17	1,905	2,979	0.1
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	—	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	117	—
Romania, Government of, 4.00%, 02/14/51	03/12/21	42	40	—
Russia Government International Bond, 5.25%, 06/23/47	05/04/20	245	237	—
Sable International Finance Limited, 5.75%, 09/07/27	12/22/20	583	576	—
Saudi Arabia Government International Bond, 4.50%, 04/17/30	12/09/20	383	368	—
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	03/12/21	244	244	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Saudi Arabia, Kingdom of, 4.63%, 10/04/47	05/11/20	523	520	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/11/19	14,567	17,610	0.5
The Arab Republic of Egypt, 5.88%, 06/11/25	12/09/20	1,044	1,023	—
The Arab Republic of Egypt, 7.60%, 03/01/29	05/29/20	1,204	1,231	0.1
The Oil And Gas Holding Company B.S.C., 7.63%, 11/07/24	01/29/21	301	301	—
The Republic of Indonesia, The Government of, 4.75%, 01/08/26	03/12/21	244	242	—
Ukraine Government International Bond, 7.75%, 09/01/25	12/09/20	295	287	—
		88,664	93,542	2.3

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	110	June 2021	AUD	15,252	(4)	(45)
DAX Index	39	June 2021	EUR	14,209	(6)	524
Euro OAT	71	June 2021	EUR	11,480	21	22
Euro STOXX 50 Price Index	475	June 2021	EUR	18,062	(33)	353
FTSE 100 Index	231	June 2021	GBP	15,553	(166)	(171)
Italy Government BTP Bond	15	June 2021	EUR	2,223	5	21
MSCI Emerging Markets Index	76	June 2021		5,130	32	(105)
Russell 2000 Index	157	June 2021		18,489	236	(1,043)
S&P/TSX 60 Index	20	June 2021	CAD	4,477	(6)	(26)
United States 10 Year Note	194	June 2021		25,442	(48)	(40)
					31	(510)
Short Contracts
Euro Bund	(150)	June 2021	EUR	(25,644)	(49)	(59)
Long Gilt	(195)	June 2021	GBP	(24,928)	1	67
NASDAQ 100 Stock Index	(91)	June 2021		(23,727)	(385)	(96)
Nikkei 225 Index	(10)	June 2021	JPY	(142,496)	1	(39)
S&P 500 Index	(2,565)	June 2021		(507,350)	(2,414)	(1,469)
United States 10 Year Ultra Bond	(610)	June 2021		(88,015)	191	366
United States 2 Year Note	(1,075)	July 2021		(237,454)	50	173
United States 5 Year Note	(2,761)	July 2021		(343,291)	453	2,588
United States Long Bond	(10)	June 2021		(1,615)	4	70
United States Ultra Bond	(269)	June 2021		(49,159)	311	411
					(1,837)	2,012

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	8	(86)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	8	(76)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	10	(112)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	10	(88)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	—	145
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,833	—	145
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		157,288	(2)	(1,325)
3M LIBOR (Q)	Receiving	0.88	(S)	08/17/22		88,053	(3)	(800)
3M LIBOR (Q)	Receiving	0.40	(S)	03/08/24		136,005	112	381
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	33	156
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		63,056	59	(2,053)
3M LIBOR (Q)	Receiving	0.35	(S)	08/27/25		24,619	22	589
3M LIBOR (Q)	Receiving	0.68	(S)	02/19/26		26,354	29	434
3M LIBOR (Q)	Receiving	0.70	(S)	02/22/26		7,202	8	114
3M LIBOR (Q)	Receiving	0.69	(S)	06/23/30		7,837	11	711
3M LIBOR (Q)	Receiving	0.71	(S)	09/25/30		4,749	7	444
3M LIBOR (Q)	Receiving	0.76	(S)	09/29/30		3,800	5	337
3M LIBOR (Q)	Receiving	0.81	(S)	11/23/30		13,029	19	1,135
3M LIBOR (Q)	Receiving	1.17	(S)	02/04/31		8,950	14	507
3M LIBOR (Q)	Receiving	1.20	(S)	02/05/31		5,268	8	288
3M LIBOR (Q)	Receiving	0.89	(S)	07/02/50		5,812	20	1,755
3M LIBOR (Q)	Receiving	0.88	(S)	07/21/50		3,805	13	1,159
3M LIBOR (Q)	Receiving	1.27	(S)	10/23/50		12,189	42	2,634
3M LIBOR (Q)	Receiving	1.17	(S)	10/28/50		4,818	17	1,151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.98	(S)	10/29/50	14,058	49	3,971
3M LIBOR (Q)	Receiving	1.30	(S)	11/19/50	11,556	40	2,422
3M LIBOR (Q)	Receiving	1.22	(S)	11/27/50	4,818	17	1,099
3M LIBOR (Q)	Receiving	1.45	(S)	12/11/50	3,794	13	665
3M LIBOR (Q)	Receiving	1.27	(S)	12/30/50	4,818	17	1,045
3M LIBOR (Q)	Receiving	1.45	(S)	01/07/51	12,309	42	2,178
3M LIBOR (Q)	Receiving	1.52	(S)	01/08/51	4,209	14	672
3M LIBOR (Q)	Receiving	1.63	(S)	01/25/51	8,937	30	1,212
3M LIBOR (Q)	Receiving	1.48	(S)	01/28/51	16,314	55	2,758
3M LIBOR (Q)	Receiving	1.58	(S)	02/01/51	9,131	31	1,345
3M LIBOR (Q)	Receiving	1.66	(S)	02/04/51	5,094	17	651
3M LIBOR (Q)	Receiving	1.68	(S)	02/05/51	5,268	18	649
3M LIBOR (Q)	Receiving	0.89	(S)	02/10/51	9,058	31	2,769
3M LIBOR (Q)	Receiving	1.91	(S)	02/22/51	2,047	7	143
3M LIBOR (Q)	Paying	0.37	(S)	10/29/25	71,159	(67)	(1,854)
3M LIBOR (Q)	Paying	0.46	(S)	11/23/25	19,766	(20)	(462)
3M LIBOR (Q)	Paying	0.39	(S)	02/10/26	49,816	(54)	(1,515)
3M LIBOR (Q)	Paying	0.83	(S)	03/08/26	83,455	(94)	(816)
3M LIBOR (Q)	Paying	1.08	(S)	08/17/30	17,703	(24)	(1,038)
3M LIBOR (Q)	Paying	0.64	(S)	08/21/30	8,478	(12)	(832)
3M LIBOR (Q)	Paying	0.68	(S)	09/14/30	3,131	(4)	(301)
3M LIBOR (Q)	Paying	0.66	(S)	09/25/30	4,749	(7)	(465)
3M LIBOR (Q)	Paying	0.69	(S)	09/29/30	3,800	(5)	(362)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50	8,259	(29)	(2,150)
3M LIBOR (Q)	Paying	1.08	(S)	09/28/50	1,937	(7)	(502)
3M LIBOR (Q)	Paying	1.07	(S)	10/21/50	5,708	(20)	(1,495)
3M LIBOR (Q)	Paying	0.97	(S)	10/28/50	4,634	(16)	(1,320)
3M LIBOR (Q)	Paying	1.20	(S)	12/22/50	18,802	(65)	(4,381)
3M LIBOR (Q)	Paying	1.24	(S)	02/10/51	13,586	(46)	(3,059)
						361	8,572

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(2,448)	(62)	512

Credit default swap agreements - sell protection
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(14,618)	1,337	39	887
ITRAXX.EUR.XO.34.V2 (Q)	5.00	12/20/25	(11,420)	1,638	41	574
				2,975	80	1,461

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Jun. 2021	Call	135.50	04/23/21	941	59
United States 10 Year Note Future, Jun. 2021	Call	134.50	05/21/21	716	78
United States 10 Year Note Future, Jun. 2021	Put	131.00	04/02/21	941	323
					460
Options on Securities
Advance Auto Parts, Inc.	Call	190.00	05/21/21	61	40
Advanced Micro Devices, Inc.	Call	84.50	04/01/21	135	—
Advanced Micro Devices, Inc.	Call	84.00	04/16/21	135	8
Alibaba Group Holding Limited	Call	280.00	04/16/21	256	4
Alphabet Inc.	Call	2,200.00	04/16/21	22	11
Alphabet Inc.	Call	2,200.00	05/21/21	20	74
Amazon.com, Inc.	Call	3,300.00	05/21/21	13	73
Amazon.com, Inc.	Call	3,250.00	05/21/21	9	63
Anthem, Inc.	Put	350.00	06/18/21	55	80
Anthem, Inc.	Put	340.00	06/18/21	110	121
Apple Inc.	Call	130.00	05/21/21	334	87
Bank of America Corporation	Put	38.00	05/21/21	1,098	154
ConocoPhillips	Call	55.00	05/21/21	578	140
D.R. Horton, Inc.	Call	85.00	05/21/21	308	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Deere & Company	Call	400.00	06/18/21	59	65
Deere & Company	Call	380.00	06/18/21	29	50
Edwards Lifesciences Corporation	Call	85.00	05/21/21	127	36
Facebook, Inc.	Call	290.00	05/21/21	147	274
Farfetch Ltd	Call	75.00	04/16/21	200	3
Industrial Select Sector SPDR Fund	Put	90.00	04/16/21	65	1
Intel Corporation	Call	65.00	06/18/21	988	314
Invesco QQQ Trust, Series 1	Call	340.00	04/16/21	303	12
Invesco QQQ Trust, Series 1	Put	307.00	04/01/21	538	2
Invesco QQQ Trust, Series 1	Put	305.00	04/16/21	1,376	272
Invesco QQQ Trust, Series 1	Put	300.00	05/21/21	472	232
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.50	04/01/21	109	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.00	04/01/21	214	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.50	04/16/21	99	2
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.00	05/21/21	1,074	60
iShares iBoxx $ High Yield Corporate Bond ETF	Put	84.00	05/21/21	4,205	193
iShares iBoxx $ High Yield Corporate Bond ETF	Put	84.00	06/18/21	2,098	162
iShares MSCI Emerging Markets ETF	Call	59.00	04/16/21	595	1
iShares Russell 2000 ETF	Put	205.00	04/16/21	79	12
JPMorgan Chase & Co.	Put	150.00	05/21/21	279	155
Las Vegas Sands Corp.	Call	72.50	05/21/21	536	40
Lions Gate Entertainment Corp.	Call	20.00	06/18/21	55	2
Lowe`s Companies, Inc.	Call	170.00	04/16/21	53	109
MasterCard Incorporated	Call	365.00	04/16/21	113	42
MasterCard Incorporated	Call	420.00	06/18/21	106	23
MasterCard Incorporated	Call	350.00	06/18/21	237	494
Micron Technology, Inc.	Call	85.00	04/16/21	134	70
Microsoft Corporation	Call	255.00	04/16/21	200	8
Microsoft Corporation	Call	250.00	05/21/21	172	61
Monster Beverage 1990 Corporation	Call	95.00	06/18/21	205	52
Monster Beverage 1990 Corporation	Call	90.00	06/18/21	40	20
Morgan Stanley	Put	82.50	05/21/21	520	335
Pitney Bowes Inc.	Put	7.00	07/16/21	34	2
PVH Corp.	Call	95.00	06/18/21	180	292
Raytheon BBN Technologies Corp.	Call	75.00	05/21/21	584	266
Sabre Corporation	Call	18.00	04/16/21	30	—
Salesforce.Com, Inc.	Call	260.00	05/21/21	67	5
SPDR Bloomberg Barclays High Yield Bond ETF	Put	106.00	04/16/21	76	2
SPDR Bloomberg Barclays High Yield Bond ETF	Put	105.00	04/16/21	117	1
SPDR S&P 500 ETF	Call	407.00	04/16/21	1,814	153
SPDR S&P 500 ETF	Call	409.00	04/16/21	2,714	161
SPDR S&P 500 ETF	Call	410.00	04/16/21	2,816	140
SPDR S&P 500 ETF	Call	405.00	04/30/21	1,077	294
SPDR S&P 500 ETF	Call	395.00	05/21/21	470	468
SPDR S&P 500 ETF	Call	360.00	12/17/21	194	949
SPDR S&P 500 ETF	Put	380.00	04/16/21	2,200	320
SPDR S&P 500 ETF	Put	380.00	04/30/21	2,532	765
SPDR S&P 500 ETF	Put	385.00	05/21/21	2,734	1,637
SPDR S&P 500 ETF	Put	380.00	05/21/21	380	189
The Home Depot, Inc.	Call	270.00	04/16/21	33	121
The Home Depot, Inc.	Call	280.00	05/21/21	112	320
The Walt Disney Company	Call	200.00	04/16/21	88	7
Ulta Salon, Cosmetics & Fragrance, Inc.	Call	315.00	06/18/21	40	76
VanEck Vectors Semiconductor ETF	Call	240.00	05/21/21	690	890
Visa Inc.	Call	220.00	04/16/21	174	22
Western Digital Corporation	Call	85.00	04/16/21	114	2
Western Digital Corporation	Call	70.00	04/16/21	118	18
Western Digital Corporation	Call	95.00	05/21/21	70	3
					11,287

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BOA	Put		105.00	04/21/21		1,335,000	1

Foreign Currency Options
EUR/USD Spot Rate	CIT	Call		1.23	04/01/21	EUR	25,657,000	—
EUR/NOK Spot Rate	BOA	Put	NOK	10.29	04/28/21	EUR	8,062,279	264
EUR/USD Spot Rate	BNP	Put		1.19	08/02/21	EUR	31,352,937	769
USD/JPY Spot Rate	GSC	Put	JPY	101.00	04/22/21		26,777,327	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
USD/JPY Spot Rate	MSC	Put	JPY	103.00	04/12/21		27,841,000	—
USD/NOK Spot Rate	MSC	Put	NOK	8.48	04/28/21		8,062,279	73
								1,106
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	3,925.00	09/17/21		1,350	205
Euro STOXX 50 Price Index	CSI	Call	EUR	3,900.00	07/16/21		1,350	170
Euro STOXX 50 Price Index	CSI	Call	EUR	3,875.00	05/21/21		1,350	129
								504
Interest Rate Swaptions
3M LIBOR, 06/15/51	BNP	Call		100.00	06/11/21		5,194,033	1
3M LIBOR, 06/02/51	DUB	Call		180.00	05/28/21		9,586,526	40
3M LIBOR, 08/25/51	GSC	Call		175.00	08/23/21		9,423,456	114
3M LIBOR, 08/25/51	GSC	Call		177.00	08/23/21		9,331,313	120
3M LIBOR, 04/07/51	GSC	Call		152.00	04/01/21		16,178,432	—
3M LIBOR, 04/08/51	GSC	Call		153.00	04/06/21		16,859,036	—
3M LIBOR, 06/08/51	JPM	Call		100.00	06/04/21		15,928,369	2
3M LIBOR, 03/20/24	MSC	Call		80.00	03/16/23		214,206,461	489
3M LIBOR, 04/23/51	MSC	Call		148.00	04/21/21		11,617,648	—
3M LIBOR, 04/08/26	BOA	Put		60.00	04/06/21		116,484,301	2,620
3M LIBOR, 04/08/26	BOA	Put		62.00	04/06/21		47,964,124	1,032
3M LIBOR, 05/27/26	DUB	Put		64.00	05/25/21		122,987,629	2,871
3M LIBOR, 05/27/26	GSC	Put		85.00	05/25/21		61,493,815	839
3M LIBOR, 05/26/26	MSC	Put		63.00	05/24/21		121,805,000	2,896
3M LIBOR, 05/27/26	NSI	Put		64.00	05/25/21		61,493,814	1,436
6M EURIBOR, 11/26/51	GSC	Put		49.00	11/24/21	EUR	15,379,386	957
6M EURIBOR, 12/13/51	GSC	Put		52.00	12/09/21	EUR	14,258,996	849
6M EURIBOR, 11/18/51	JPM	Put		48.00	11/16/21	EUR	15,817,498	992
								15,258
Options on Securities
Adidas AG	BCL	Call	EUR	310.00	05/21/21		6,710	9
Alibaba Group Holding Limited	NSI	Call		255.00	05/21/21		10,192	33
Autodesk, Inc.	NSI	Call		280.00	06/18/21		22,706	401
Global Payments Inc.	NSI	Call		205.00	05/21/21		214	148
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	560.00	06/18/21		3,985	121
MasterCard Incorporated	NSI	Call		395.00	05/21/21		66	20
Raytheon BBN Technologies Corp.	GSC	Call		77.50	06/18/21		57,765	223
SPDR Gold Shares	JPM	Call		176.00	04/16/21		23,989	1
SPDR Gold Shares	MSC	Call		166.00	05/21/21		6,732	9
SPDR Gold Shares	SGB	Call		168.00	06/18/21		13,447	23
SPDR S&P 500 ETF	MSC	Call		360.00	06/18/21		89,200	3,598
Starbucks Corporation	CIT	Call		115.00	05/21/21		19,839	39
iShares National Muni Bond ETF	CSI	Put		114.00	08/20/21		554	1
iShares National Muni Bond ETF	CSI	Put		113.00	08/20/21		552	1
								4,627

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2021	Put	129.50	04/23/21	941	(515)
United States 10 Year Note Future, Jun. 2021	Put	129.50	05/21/21	716	(392)
					(907)
Options on Securities
Advance Auto Parts, Inc.	Put	160.00	05/21/21	61	(11)
Advanced Micro Devices, Inc.	Call	90.00	04/01/21	135	—
Advanced Micro Devices, Inc.	Call	90.00	04/16/21	135	(3)
Alibaba Group Holding Limited	Put	220.00	04/16/21	115	(38)
Alphabet Inc.	Call	2,300.00	04/16/21	21	(3)
Alphabet Inc.	Call	2,400.00	05/21/21	40	(32)
Alphabet Inc.	Put	1,750.00	04/16/21	22	(3)
Amazon.com, Inc.	Call	3,500.00	05/21/21	35	(70)
Amazon.com, Inc.	Put	2,900.00	05/21/21	4	(24)
Anthem, Inc.	Call	410.00	06/18/21	55	(17)
Anthem, Inc.	Call	390.00	06/18/21	110	(73)
Anthem, Inc.	Put	310.00	06/18/21	55	(26)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Anthem, Inc.	Put	300.00	06/18/21	110	(40)
Apple Inc.	Call	140.00	05/21/21	668	(64)
Bank of America Corporation	Call	39.00	04/16/21	343	(33)
Bank of America Corporation	Call	44.00	05/21/21	1,098	(40)
Bank of America Corporation	Put	34.00	05/21/21	1,098	(42)
Capital One Financial Corporation	Call	135.00	04/16/21	215	(20)
Capital One Financial Corporation	Call	130.00	04/16/21	215	(45)
Citigroup Inc.	Call	72.50	04/16/21	279	(66)
ConocoPhillips	Call	70.00	05/21/21	233	(5)
ConocoPhillips	Call	60.00	05/21/21	515	(55)
D.R. Horton, Inc.	Put	72.50	05/21/21	274	(18)
Deere & Company	Put	350.00	06/18/21	59	(62)
Deere & Company	Put	330.00	06/18/21	29	(18)
Edwards Lifesciences Corporation	Put	70.00	05/21/21	127	(5)
Facebook, Inc.	Call	320.00	05/21/21	295	(194)
Farfetch Ltd	Put	55.00	04/16/21	200	(79)
Generac Holdings Inc.	Put	270.00	05/21/21	73	(33)
Global Payments Inc.	Put	170.00	05/21/21	214	(26)
HCA Healthcare, Inc.	Call	210.00	06/18/21	246	(89)
Intel Corporation	Call	75.00	06/18/21	879	(61)
Invesco QQQ Trust, Series 1	Call	350.00	05/21/21	134	(15)
Invesco QQQ Trust, Series 1	Put	285.00	04/16/21	1,376	(64)
Invesco QQQ Trust, Series 1	Put	265.00	05/21/21	530	(59)
Invesco QQQ Trust, Series 1	Put	270.00	05/21/21	472	(64)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	87.00	06/18/21	2,098	(105)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	82.00	04/01/21	323	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	83.00	04/16/21	99	(1)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	81.00	05/21/21	4,205	(97)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	05/21/21	1,074	(10)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	06/18/21	2,098	(38)
iShares Russell 2000 ETF	Put	190.00	04/16/21	79	(3)
Johnson & Johnson	Call	180.00	04/16/21	124	(1)
JPMorgan Chase & Co.	Call	165.00	04/16/21	154	(8)
JPMorgan Chase & Co.	Call	175.00	05/21/21	279	(21)
JPMorgan Chase & Co.	Put	135.00	05/21/21	279	(42)
Las Vegas Sands Corp.	Put	60.00	05/21/21	202	(67)
MasterCard Incorporated	Call	395.00	04/16/21	113	(3)
MasterCard Incorporated	Call	450.00	06/18/21	211	(15)
MasterCard Incorporated	Call	390.00	06/18/21	237	(140)
MasterCard Incorporated	Put	315.00	04/16/21	113	(5)
MasterCard Incorporated	Put	310.00	06/18/21	202	(81)
Micron Technology, Inc.	Call	100.00	05/21/21	277	(53)
Micron Technology, Inc.	Put	70.00	04/16/21	134	(1)
Microsoft Corporation	Call	275.00	05/21/21	343	(21)
Microsoft Corporation	Put	220.00	04/16/21	200	(14)
Microsoft Corporation	Put	210.00	04/16/21	284	(10)
Monster Beverage 1990 Corporation	Put	85.00	06/18/21	205	(45)
Monster Beverage 1990 Corporation	Put	80.00	06/18/21	40	(5)
Morgan Stanley	Call	95.00	04/16/21	374	(2)
Morgan Stanley	Call	90.00	04/16/21	374	(4)
Morgan Stanley	Call	95.00	05/21/21	520	(11)
Morgan Stanley	Put	72.50	05/21/21	520	(88)
NVIDIA Corporation	Call	600.00	05/21/21	39	(29)
NXP Semiconductors N.V.	Call	220.00	05/21/21	124	(62)
PVH Corp.	Put	75.00	06/18/21	180	(11)
Raytheon BBN Technologies Corp.	Call	85.00	05/21/21	584	(48)
Raytheon BBN Technologies Corp.	Put	60.00	05/21/21	584	(12)
Salesforce.Com, Inc.	Put	210.00	05/21/21	67	(49)
Salesforce.Com, Inc.	Put	200.00	06/18/21	250	(157)
ServiceNow, Inc.	Call	660.00	05/21/21	44	(5)
SPDR Bloomberg Barclays High Yield Bond ETF	Put	100.00	04/16/21	117	(1)
SPDR S&P 500 ETF	Call	430.00	06/18/21	1,802	(196)
SPDR S&P 500 ETF	Call	400.00	06/18/21	1,813	(1,739)
SPDR S&P 500 ETF	Put	365.00	04/16/21	2,200	(124)
SPDR S&P 500 ETF	Put	370.00	04/30/21	2,532	(482)
SPDR S&P 500 ETF	Put	360.00	05/21/21	2,734	(667)
SPDR S&P 500 ETF	Put	350.00	05/21/21	380	(66)
SPDR S&P 500 ETF	Put	250.00	06/18/21	604	(26)
SPDR S&P 500 ETF	Put	270.00	12/17/21	97	(35)
The Home Depot, Inc.	Call	310.00	05/21/21	67	(54)
The Walt Disney Company	Call	210.00	04/16/21	259	(9)
Toll Brothers, Inc.	Call	60.00	05/21/21	349	(62)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Ulta Salon, Cosmetics & Fragrance, Inc.	Put	255.00	06/18/21	40	(16)
VanEck Vectors Semiconductor ETF	Call	265.00	05/21/21	690	(202)
Visa Inc.	Call	235.00	04/16/21	349	(6)
Western Digital Corporation	Call	76.00	04/16/21	118	(5)
					(6,451)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro STOXX 50 Price Index	CSI	Put	Down-and-In	EUR	2,700.00	EUR	3,100.00	12/17/21	4,727	(334)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/NOK Spot Rate	BOA	Put	NOK	10.08	04/28/21	EUR	8,062,279	(114)
EUR/USD Spot Rate	CIT	Call		1.25	04/01/21	EUR	25,657,000	—
EUR/USD Spot Rate	BNP	Put		1.15	08/02/21	EUR	47,029,405	(331)
USD/JPY Spot Rate	MSC	Call	JPY	108.00	04/12/21		27,841,000	(688)
USD/JPY Spot Rate	MSC	Put	JPY	100.00	04/12/21		27,841,000	—
USD/NOK Spot Rate	MSC	Put	NOK	8.31	04/28/21		8,062,279	(24)
								(1,157)
Interest Rate Swaptions
3M LIBOR, 09/22/31	MSC	Call		55.00	09/20/21		8,536,758	(3)
3M LIBOR, 03/20/24	MSC	Call		60.00	03/16/23		214,206,461	(307)
3M LIBOR, 03/20/24	MSC	Call		40.00	03/16/23		214,206,461	(186)
3M LIBOR, 04/08/26	BOA	Put		87.00	04/06/21		47,964,124	(440)
3M LIBOR, 04/08/26	BOA	Put		85.00	04/06/21		116,484,301	(1,183)
3M LIBOR, 05/27/26	DUB	Put		100.00	05/25/21		61,493,814	(493)
3M LIBOR, 04/07/51	GSC	Put		140.00	04/01/21		39,069,192	(1,398)
3M LIBOR, 04/08/31	GSC	Put		142.00	04/06/21		22,478,715	(763)
3M LIBOR, 05/27/26	GSC	Put		100.00	05/25/21		61,493,814	(493)
3M LIBOR, 08/25/51	GSC	Put		225.00	08/23/21		9,423,456	(417)
3M LIBOR, 08/25/51	GSC	Put		227.00	08/23/21		9,331,313	(393)
3M LIBOR, 01/28/32	GSC	Put		176.00	01/26/22		62,507,588	(2,379)
3M LIBOR, 09/22/31	MSC	Put		140.00	09/20/21		17,073,515	(879)
6M EURIBOR, 11/26/51	GSC	Put		79.00	11/24/21	EUR	15,379,386	(406)
6M EURIBOR, 12/13/51	GSC	Put		82.00	12/09/21	EUR	14,258,996	(369)
6M EURIBOR, 11/18/51	JPM	Put		78.00	11/16/21	EUR	15,817,498	(415)
								(10,524)
Options on Securities
Adidas AG	BCL	Call	EUR	340.00	05/21/21		6,710	(2)
Adidas AG	BCL	Put	EUR	260.00	05/21/21		4,980	(62)
Alibaba Group Holding Limited	NSI	Put		215.00	04/30/21		6,795	(26)
Alphabet Inc.	MSC	Call		2,275.00	04/16/21		2,936	(5)
Autodesk, Inc.	NSI	Call		330.00	06/18/21		32,577	(108)
Autodesk, Inc.	NSI	Put		240.00	06/18/21		22,706	(132)
D.R. Horton, Inc.	BNP	Call		85.00	04/16/21		25,425	(130)
D.R. Horton, Inc.	BNP	Call		87.50	05/21/21		25,425	(149)
DISCO Corporation	GSC	Call	JPY	36,736.80	05/14/21		1,038	(8)
DISCO Corporation	MSC	Call	JPY	38,390.00	04/09/21		1,021	—
FANUC Corporation	GSC	Call	JPY	29,255.10	05/14/21		1,848	(4)
FANUC Corporation	GSC	Call	JPY	30,232.09	06/11/21		1,841	(3)
Global Payments Inc.	NSI	Call		225.00	05/21/21		214	(36)
Hoya Corporation	MSC	Call	JPY	14,393.50	04/09/21		13,054	—
Hoya Corporation	MSC	Call	JPY	13,620.00	05/14/21		12,937	(23)
Keyence Corporation	GSC	Call	JPY	58,269.78	06/11/21		1,402	(2)
Keyence Corporation	UBS	Call	JPY	56,618.50	05/14/21		1,406	(3)
Kose Corporation	GSC	Call	JPY	20,558.44	05/14/21		2,911	—
Kose Corporation	GSC	Call	JPY	17,944.64	06/11/21		2,893	(4)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	620.00	06/18/21		3,985	(28)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	480.00	06/18/21		3,321	(14)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
MasterCard Incorporated	NSI	Call		425.00	05/21/21	66	(6)
MasterCard Incorporated	NSI	Put		340.00	05/21/21	33	(26)
Raytheon BBN Technologies Corp.	GSC	Call		90.00	06/18/21	57,765	(40)
Raytheon BBN Technologies Corp.	GSC	Put		62.50	06/18/21	57,765	(29)
Recruit Holdings Co., Ltd.	BNP	Call	JPY	5,606.07	04/09/21	9,325	(4)
Recruit Holdings Co., Ltd.	BNP	Call	JPY	5,602.10	05/14/21	9,258	(14)
Shin-Etsu Chemical Co., Ltd.	MSC	Call	JPY	19,866.00	04/09/21	12,921	(3)
Shin-Etsu Chemical Co., Ltd.	MSC	Call	JPY	19,965.00	05/14/21	12,832	(24)
Sony Corporation	GSC	Call	JPY	12,358.21	05/14/21	5,161	(11)
Sony Corporation	GSC	Call	JPY	13,593.55	06/11/21	5,128	(8)
SPDR Gold Shares	JPM	Call		188.00	04/16/21	38,726	(1)
SPDR Gold Shares	MSC	Call		176.00	05/21/21	13,465	(4)
SPDR Gold Shares	SGB	Call		178.00	06/18/21	26,893	(16)
SPDR Gold Shares	JPM	Put		162.00	04/16/21	7,196	(21)
SPDR Gold Shares	MSC	Put		158.00	05/21/21	13,765	(36)
SPDR Gold Shares	SGB	Put		154.00	06/18/21	20,563	(44)
Starbucks Corporation	CIT	Call		130.00	05/21/21	19,839	(6)
Taiwan Semiconductor Manufacturing Co Ltd	JPM	Call	TWD	671.64	04/21/21	154,378	(2)
Tencent Holdings Limited	MSC	Call	HKD	807.59	04/29/21	22,496	(2)
The Walt Disney Company	MSC	Call		215.00	05/21/21	34,509	(51)
							(1,087)

JNL/BlackRock Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/23/21	AUD	26,686	20,271	(214)
CAD/USD	BCL	04/15/21	CAD	244	194	3
CAD/USD	BOA	04/15/21	CAD	6,045	4,810	77
CAD/USD	GSC	06/25/21	CAD	21,975	17,488	(116)
CHF/USD	JPM	05/14/21	CHF	7,434	7,874	(504)
DKK/USD	JPM	04/06/21	DKK	914	144	—
EUR/USD	CIT	04/08/21	EUR	6,665	7,817	(384)
EUR/USD	CIT	04/09/21	EUR	4,642	5,444	(268)
EUR/USD	MSC	04/09/21	EUR	2,498	2,929	(81)
EUR/USD	JPM	04/15/21	EUR	13,630	15,986	(650)
EUR/USD	HSB	04/16/21	EUR	5,088	5,968	(231)
EUR/USD	JPM	05/20/21	EUR	8,631	10,132	(278)
EUR/USD	CIT	06/10/21	EUR	14,606	17,153	(341)
EUR/USD	CIT	06/11/21	EUR	5,466	6,419	(140)
EUR/USD	DUB	06/17/21	EUR	8,577	10,074	(180)
EUR/USD	JPM	06/18/21	EUR	8,322	9,774	(169)
EUR/USD	JPM	07/09/21	EUR	13,777	16,190	(7)
GBP/EUR	BNP	06/24/21	EUR	(7,580)	(8,904)	76
GBP/USD	DUB	04/01/21	GBP	2,675	3,688	61
GBP/USD	MSC	04/01/21	GBP	24	33	—
GBP/USD	MSC	04/15/21	GBP	7,350	10,133	98
GBP/USD	CIT	04/16/21	GBP	7,346	10,128	96
GBP/USD	BCL	04/22/21	GBP	10,912	15,044	147
GBP/USD	BCL	04/23/21	GBP	10,906	15,036	147
GBP/USD	BOA	05/06/21	GBP	10,643	14,674	146
GBP/USD	DUB	05/06/21	GBP	8,981	12,383	109
GBP/USD	CIT	06/24/21	GBP	5,613	7,740	(45)
HUF/USD	BOA	06/18/21	HUF	2,505,133	8,103	(16)
JPY/EUR	UBS	04/08/21	EUR	(9,095)	(10,666)	(289)
JPY/EUR	CIT	04/30/21	EUR	(14,941)	(17,530)	(514)
JPY/EUR	CIT	06/25/21	EUR	(5,171)	(6,075)	10
JPY/USD	CIT	04/01/21	JPY	1,768,709	15,974	(1,077)
JPY/USD	CIT	04/02/21	JPY	1,808,237	16,331	(1,102)
JPY/USD	UBS	04/08/21	JPY	1,783,414	16,107	(1,280)
JPY/USD	UBS	04/15/21	JPY	1,206,329	10,896	(732)
JPY/USD	MSC	04/16/21	JPY	1,205,062	10,885	(731)
JPY/USD	BNP	04/23/21	JPY	1,284,697	11,605	(748)
JPY/USD	JPM	04/30/21	JPY	1,277,194	11,538	(796)
JPY/USD	BCL	05/06/21	JPY	1,323,308	11,955	(645)
JPY/USD	BCL	05/07/21	JPY	1,335,082	12,062	(660)
JPY/USD	BNP	05/13/21	JPY	1,624,923	14,681	(682)
JPY/USD	JPM	05/14/21	JPY	1,656,343	14,965	(870)
JPY/USD	CIT	05/21/21	JPY	1,457,031	13,165	(608)
JPY/USD	UBS	06/03/21	JPY	918,089	8,296	(315)
JPY/USD	MSC	06/10/21	JPY	2,052,922	18,552	(397)
JPY/USD	BNP	07/08/21	JPY	1,737,125	15,703	(66)
JPY/USD	BOA	07/09/21	JPY	1,745,548	15,779	(15)
MXN/USD	BCL	04/29/21	MXN	181,409	8,852	(98)
MXN/USD	GSC	04/29/21	MXN	8,964	437	(5)
MXN/USD	BNP	05/06/21	MXN	126,289	6,158	(37)
USD/AUD	MSC	04/23/21	AUD	(19,815)	(15,052)	288
USD/BRL	BNP	04/22/21	BRL	(54,285)	(9,635)	644
USD/CNY	HSB	04/01/21	CNY	(109,218)	(16,662)	(53)
USD/CNY	BCL	04/22/21	CNY	(110,065)	(16,767)	172
USD/CNY	HSB	04/29/21	CNY	(187,550)	(28,554)	152
USD/CNY	BCL	05/06/21	CNY	(79,589)	(12,110)	126
USD/CNY	JPM	05/07/21	CNY	(45,345)	(6,899)	76
USD/CNY	MSC	06/09/21	CNY	(52,288)	(7,938)	38
USD/CNY	HSB	06/10/21	CNY	(108,531)	(16,475)	70
USD/CNY	SSB	06/17/21	CNY	(53,429)	(8,106)	76
USD/CNY	MSC	06/24/21	CNY	(53,667)	(8,138)	51
USD/CNY	MSC	06/25/21	CNY	(67,082)	(10,172)	73
USD/CNY	HSB	07/08/21	CNY	(107,729)	(16,319)	(55)
USD/EUR	HSB	04/08/21	EUR	(3,457)	(4,054)	135
USD/EUR	JPM	04/09/21	EUR	(3,420)	(4,011)	93
USD/EUR	UBS	04/09/21	EUR	(3,426)	(4,018)	135
USD/EUR	GSC	04/15/21	EUR	(8,502)	(9,973)	342
USD/EUR	DUB	04/16/21	EUR	(5,136)	(6,024)	170
USD/EUR	BNP	05/20/21	EUR	—	—	—
USD/EUR	JPM	05/20/21	EUR	(8,631)	(10,131)	352
USD/EUR	BOA	06/10/21	EUR	(6,818)	(8,007)	107
USD/EUR	CIT	06/10/21	EUR	(6,029)	(7,080)	117
USD/HKD	CIT	05/06/21	HKD	(132,521)	(17,048)	51
USD/HKD	CIT	05/13/21	HKD	(132,499)	(17,045)	49
USD/INR	JPM	04/09/21	INR	(520,253)	(7,111)	(75)
USD/INR	BNP	06/11/21	INR	(211,285)	(2,864)	(26)
USD/MXN	CIT	05/06/21	MXN	(126,289)	(6,158)	(50)
USD/NOK	JPM	04/22/21	NOK	(87,924)	(10,280)	22
USD/SEK	BOA	06/03/21	SEK	(102,252)	(11,715)	332
					148,049	(10,909)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	(39)	206	(245)

Credit default swap agreements - sell protection
Bombardier Inc. (Q)	BCL	4.78	5.00	12/20/21	(2,130)	45	(107)	152

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AENA, S.M.E., S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(422)	(73)	5
Afterpay Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,393)	(117)	10
Airbus SE (E)	BOA	1W LIBOR -0.25% (M)	TBD	(1,603)	(186)	4
Amadeus IT Holding, S.A. (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(555)	(40)	—
AmerisourceBergen Corporation (E)	BOA	1M LIBOR -0.18% (M)	TBD	(719)	(84)	(1)
Amorepacific Corporation (E)	JPM	1M LIBOR -0.35% (M)	TBD	(155)	(6)	—
Archer-Daniels-Midland Company (E)	BOA	1M LIBOR -0.18% (M)	TBD	(1,025)	(58)	(1)
Atlantia S.p.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(6,530)	(125)	3
AvalonBay Communities, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(591)	(109)	(1)
BeiGene, Ltd. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(188)	(66)	—
Bilibili Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,086)	(107)	(9)
Booking Holdings Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(31)	(69)	(3)
Bouygues (E)	BOA	1W LIBOR -0.25% (M)	TBD	(2,479)	(101)	2
BYD Electronic (International) Company Limited (E)	JPM	1M LIBOR -0.75% (M)	TBD	(5,000)	(26)	(3)
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.40% (M)	TBD	(1,832)	(159)	(17)
Celltrion Healthcare Co. Ltd. (E)	BOA	1W LIBOR -0.40% (M)	TBD	(1,162)	(132)	(7)
Centene Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,139)	(70)	(2)
China Conch Venture Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(70,500)	(333)	1
China Evergrande Group (E)	BOA	1W LIBOR -1.00% (M)	TBD	(18,000)	(35)	1
China Gas Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(8,000)	(31)	(2)
China Literature Limited (E)	BOA	1W LIBOR -0.18% (M)	TBD	(6,800)	(63)	(4)
China Longyuan Power Group Corporation Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(56,000)	(74)	(2)
China Molybdenum Co.,Ltd (E)	BOA	1W LIBOR -0.30% (M)	TBD	(132,000)	(86)	6
China Resources Gas Group Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(14,000)	(80)	2
China Southern Airlines Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(214,000)	(138)	(20)
China Vanke Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(37,400)	(156)	9
Chocoladefabriken Lindt & Sprüngli AG (E)	JPM	Federal Funds Effetive Rate -0.28% (M)	TBD	(31)	(268)	(3)
Chugai Pharmaceutical Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,300)	(54)	1
Compass Group PLC (E)	JPM	Federal Funds Effetive Rate -0.28% (M)	TBD	(4,256)	(93)	7
COSCO SHIPPING Holdings Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(42,000)	(54)	—
Credicorp Ltd. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(350)	(53)	6
E.Sun Financial Holding Company, Ltd. (E)	BOA	1M LIBOR -0.40% (M)	TBD	(45,000)	(41)	—
Engie (E)	BOA	1W LIBOR -0.25% (M)	TBD	(4,822)	(69)	1
Fuyao Glass Industry Group Co., Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(10,800)	(60)	(4)
GDS Holdings Ltd. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(451)	(35)	(1)
Geely Automobile Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(42,000)	(118)	11
General Dynamics Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(828)	(144)	(7)
Great Wall Motor Company Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(46,500)	(118)	(13)
Grifols, S.A. (E)	BOA	1W LIBOR -0.25% (M)	TBD	(2,008)	(52)	(1)
GSX Techedu Inc. (E)	BOA	1M LIBOR -0.74% (M)	TBD	(1,269)	(106)	63
Hapvida Participacoes E Investimentos Ltda (E)	JPM	1M LIBOR -0.50% (M)	TBD	(79,917)	(210)	(1)
Honeywell International Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(365)	(77)	(2)
Hotai Motor Co., Ltd. (E)	BOA	1M LIBOR -0.75% (M)	TBD	(1,000)	(20)	—
HSBC Holdings PLC (E)	BOA	1W LIBOR -0.25% (M)	TBD	(13,617)	(80)	(1)
Innovent Biologics, Inc. (E)	JPM	1M LIBOR -0.43% (M)	TBD	(4,500)	(42)	(4)
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.45% (M)	TBD	(6,648)	(166)	55
Jardine Strategic Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(1,200)	(41)	1
Keurig Dr Pepper Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(5,354)	(185)	—
Kunlun Energy Company Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(44,000)	(45)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude (E)	BOA	1W LIBOR -0.25% (M)	TBD	(1,227)	(201)	—
Leonardo S.p.A. (E)	BOA	1W LIBOR -0.30% (M)	TBD	1,231,286	10,916	(948)
Leonardo S.p.A. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(135,412)	(1,200)	104
LG Display Co., Ltd. (E)	JPM	1M LIBOR -0.35% (M)	TBD	(6,349)	(124)	(4)
Liberty Broadband Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(324)	(50)	1
Link Real Estate Investment Trust (E)	JPM	1M LIBOR -0.30% (M)	TBD	(9,502)	(87)	1
Longfor Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(35,500)	(209)	(26)
MicroPort Scientific Corporation (E)	BOA	1W LIBOR -1.19% (M)	TBD	(24,000)	(130)	(6)
Moderna, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(543)	(78)	7
National Australia Bank Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(4,037)	(82)	2
Nippon Paint Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(3,500)	(52)	1
Norfolk Southern Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(390)	(101)	(4)
ORIX Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(6,300)	(107)	(1)
Paychex, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(2,063)	(199)	(3)
Pembina Pipeline Corporation (E)	JPM	Federal Funds Effective Rate -0.32% (M)	TBD	(3,007)	(87)	(1)
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	BOA	1W LIBOR -0.75% (M)	TBD	(23,763)	(34)	(2)
Porsche Automobil Holding SE (E)	BOA	1W LIBOR -0.75% (M)	TBD	(1,822)	(200)	7
Raia Drogasil S.A. (E)	JPM	1M LIBOR -0.50% (M)	TBD	(24,544)	(99)	(10)
Roper Technologies, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(351)	(135)	(6)
Sampo Oyj (E)	BOA	1W LIBOR -0.25% (M)	TBD	(2,505)	(109)	(4)
Samsung C&T Corporation (E)	JPM	1M LIBOR -0.67% (M)	TBD	(382)	(40)	(3)
Scentre Group Limited (E)	JPM	1M LIBOR -0.25% (M)	TBD	(21,183)	(47)	(1)
Schindler Holding AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(392)	(108)	(9)
SECOM Co.,Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,100)	(95)	1
Seven & I Holdings Co., Ltd. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,000)	(41)	1
Shandong Gold Group Co., Ltd. (E)	JPM	1M LIBOR -1.50% (M)	TBD	(52,500)	(104)	6
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	BOA	1W LIBOR -0.69% (M)	TBD	(28,000)	(122)	3
Shaw Communications Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(8,654)	(231)	6
Shenzhou International Group Holdings Limited (E)	JPM	1M LIBOR -0.30% (M)	TBD	(3,500)	(69)	(3)
Shimano Inc. (E)	JPM	1M LIBOR -0.25% (M)	TBD	(700)	(156)	(11)
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.40% (M)	TBD	(3,970)	(35)	(7)
Simon Property Group, Inc. (E)	BOA	1M LIBOR -0.18% (M)	TBD	(732)	(84)	1
Sino Biopharmaceutical Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(92,500)	(101)	9
Smoore International Holdings Limited (E)	BOA	1W LIBOR -1.00% (M)	TBD	(5,000)	(42)	12
SoftBank Group Corp (E)	JPM	1M LIBOR -0.25% (M)	TBD	(1,200)	(108)	7
SSE PLC (E)	BOA	1W LIBOR -0.25% (M)	TBD	(3,105)	(61)	(1)
Sunny Optical Technology (Group) Company Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(4,300)	(101)	3
Sysmex Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(300)	(30)	(2)
Telia Company AB (E)	BOA	1W LIBOR -0.25% (M)	TBD	(34,560)	(149)	(1)
Tencent Music Entertainment Group (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,551)	(91)	19
The Boeing Company (E)	BOA	1M LIBOR -0.18% (M)	TBD	(985)	(247)	(3)
TravelSky Technology Limted (E)	BOA	1W LIBOR -0.30% (M)	TBD	(20,000)	(51)	4
Tsingtao Brewery Co.,Ltd. (E)	JPM	1M LIBOR -0.30% (M)	TBD	(4,000)	(32)	(3)
U C B (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(740)	(70)	—
Vestas Wind Systems A/S (E)	BOA	1W LIBOR -0.25% (M)	TBD	(543)	(102)	(9)
VINCI (E)	BOA	1W LIBOR -0.25% (M)	TBD	(1,011)	(105)	1
Vodacom Group Limited (E)	JPM	Federal Funds Effective Rate -0.40% (M)	TBD	(4,800)	(39)	(2)
Wal - Mart de Mexico, S.A.B. de C.V. (E)	JPM	1M LIBOR -0.58% (M)	TBD	(26,848)	(81)	(4)
Weibo Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(831)	(43)	1
Westpac Banking Corporation (E)	JPM	1M LIBOR -0.25% (M)	TBD	(4,854)	(92)	2
Zai Lab (PTY) LTD (E)	BOA	1M LIBOR -0.18% (M)	TBD	(123)	(16)	(1)
Zhongsheng Group Holdings Limited (E)	BOA	1W LIBOR -0.30% (M)	TBD	(3,500)	(26)	1
Zijin Mining Group Co., Ltd. (E)	BOA	1W LIBOR -0.30% (M)	TBD	(78,000)	(107)	11
						(786)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	GSC	06/20/21	2,573	—	(3)
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (Q)	GSC	06/20/21	2,371	—	(8)
Goldman Sachs Expensive Software Index (M)	3M LIBOR +0.10% (M)	JPM	02/22/22	1,823	—	(305)
					—	(316)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	217

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.4%
United States of America 46.1%
Bunge Limited	326	25,849
CF Industries Holdings Inc.	892	40,458
Chevron Corporation	420	44,005
ConocoPhillips	432	22,906
Darling Ingredients Inc. (a)	53	3,916
Deere & Company	60	22,475
Exxon Mobil Corporation	388	21,653
FMC Corporation	199	21,986
Freeport-McMoRan Inc. (a)	671	22,094
Hess Corporation	134	9,484
International Paper Company	240	12,990
Marathon Petroleum Corporation	161	8,618
Newmont Corporation	361	21,746
Packaging Corporation of America	131	17,659
Pioneer Natural Resources Co.	89	14,135
Trimble Inc. (a)	222	17,273
Valero Energy Corporation	146	10,490
Westrock Company, Inc.	366	19,030
		356,767
Canada 15.6%
Canadian Natural Resources Ltd.	678	20,947
Equinox Gold Corp. (a)	30	238
First Quantum Minerals Ltd	441	8,411
Kinross Gold Corporation	2,355	15,687
Lundin Mining Corp.	1,055	10,850
Neo Lithium Corp. (a) (b)	3,473	8,180
Nutrien Ltd.	510	27,475
Pure Gold Mining Inc. (a)	427	554
Stelco Holdings Inc.	384	8,610
Suncor Energy Inc.	926	19,365
		120,317
Brazil 7.0%
Petroleo Brasileiro S/A Petrobras. - ADR	1,070	9,071
Vale S.A. - ADR	2,583	44,896
		53,967
Netherlands 6.1%
Koninklijke DSM N.V.	82	13,851
Royal Dutch Shell PLC - Class B	1,837	33,608
		47,459
France 5.8%
Total SA (b)	960	44,793
United Kingdom 4.3%
Anglo American PLC	851	33,371
Australia 3.8%
BHP Group PLC	893	25,769
Newcrest Mining Ltd.	201	3,769
		29,538
Norway 3.1%
Aker ASA	356	10,125
Equinor ASA	714	13,979
		24,104
Switzerland 2.5%
Glencore PLC	4,859	19,061
Russian Federation 2.4%
Public Joint Stock Society "Polyus" - GDR (c)	73	6,684
Public Joint Stock Society Oil Company "Lukoil" - ADR	150	12,140
		18,824
China 1.1%
CNOOC Limited	8,060	8,488
Ghana 0.6%
Kosmos Energy Ltd. (a)	1,538	4,722
Total Common Stocks (cost $612,110)		761,411
WARRANTS 0.0%
Canada 0.0%
BonTerra Resources Inc. (a) (d)	32	—
Marathon Gold Corp. (a) (d)	170	98
Pure Gold Mining Inc. (a) (d)	283	200
Total Warrants (cost $73)		298
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.00% (e) (f)	10,358	10,358
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.00% (e) (f)	6,733	6,733
Total Short Term Investments (cost $17,091)		17,091
Total Investments 100.6% (cost $629,274)		778,800
Other Assets and Liabilities, Net (0.6)%		(4,922)
Total Net Assets 100.0%		773,878

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	3,734	6,684	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.8%
Information Technology 41.6%
Adobe Inc. (a)	223	105,762
Analog Devices, Inc.	749	116,157
Apple Inc. (a)	1,270	155,158
ASML Holding - ADR	254	156,694
Autodesk, Inc. (a)	246	68,201
Fidelity National Information Services, Inc.	367	51,575
Intuit Inc.	311	118,941
Marvell Technology Group Ltd	1,985	97,224
MasterCard Incorporated - Class A	535	190,394
Microsoft Corporation	1,638	386,199
NVIDIA Corporation	107	57,342
Paypal Holdings, Inc. (a)	299	72,698
RingCentral, Inc. - Class A (a)	161	47,803
ServiceNow, Inc. (a)	270	135,085
Visa Inc. - Class A	953	201,859
Wix.Com Ltd. (a)	201	56,204
		2,017,296
Consumer Discretionary 18.4%
Amazon.com, Inc. (a)	141	436,336
Dollar Tree Inc. (a)	541	61,901
Domino's Pizza, Inc.	71	26,271
Lowe`s Companies, Inc.	341	64,798
LVMH Moet Hennessy Louis Vuitton SE	62	41,505
MercadoLibre S.R.L (a)	79	116,356
NIKE, Inc. - Class B	691	91,860
TJX Cos. Inc.	835	55,213
		894,240
Communication Services 14.3%
Alphabet Inc. - Class A (a)	100	206,017
Facebook, Inc. - Class A (a)	575	169,428
Netflix, Inc. (a)	279	145,385
Snap Inc. - Class A (a)	2,257	117,991
Tencent Holdings Limited	720	57,234
		696,055
Health Care 10.3%
Abbott Laboratories	401	48,038
AstraZeneca PLC - ADR (b)	839	41,710
Boston Scientific Corporation (a)	2,120	81,948
Danaher Corporation	154	34,647
Humana Inc.	169	70,773
Intuitive Surgical, Inc. (a)	45	33,153
Lonza Group AG	53	29,938
UnitedHealth Group Incorporated	236	87,726
Zoetis Inc. - Class A	453	71,364
		499,297
Industrials 6.1%
CoStar Group, Inc. (a)	110	90,284
Roper Technologies, Inc.	193	77,929
TransDigm Group Inc. (a)	60	35,473
TransUnion	616	55,474
Union Pacific Corporation	165	36,410
		295,570
Financials 4.9%
Morgan Stanley	608	47,219
S&P Global Inc.	398	140,260
Shopify Inc. - Class A (a)	45	50,226
		237,705
Materials 3.3%
Ball Corporation	357	30,272
Freeport-McMoRan Inc. (a)	892	29,385
International Flavors & Fragrances Inc.	176	24,607
Linde Public Limited Company	42	11,644
Sherwin-Williams Co.	87	64,391
		160,299
Real Estate 0.9%
SBA Communications Corporation	159	44,173
Total Common Stocks (cost $2,898,339)		4,844,635
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (c) (d)	11,455	11,455
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	1,657	1,657
Total Short Term Investments (cost $13,112)		13,112
Total Investments 100.1% (cost $2,911,451)		4,857,747
Other Assets and Liabilities, Net (0.1)%		(5,492)
Total Net Assets 100.0%		4,852,255

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 90.8%
Financials 16.6%
American International Group, Inc. (a)	6	292
Bank of America Corporation (a)	9	353
BNP Paribas SA	11	665
Citigroup Inc. (a)	16	1,168
Everest Re Group, Ltd. (a)	4	901
Hana Financial Group Inc.	10	375
ING Groep N.V.	33	400
JPMorgan Chase & Co. (a) (b)	3	395
KB Financial Group Inc.	9	431
KeyCorp (a) (b)	22	440
Nordea Bank ABP	44	429
Resona Holdings Inc.	57	239
Sumitomo Mitsui Financial Group Inc.	18	663
UBS Group AG	26	404
Virtu Financial Inc. - Class A (a) (b)	8	257
Wells Fargo & Company	12	467
		7,879
Information Technology 14.4%
ams AG (c)	11	226
Applied Materials, Inc. (a)	4	586
Capgemini SA	1	134
Cisco Systems, Inc.	12	636
Concentrix Solutions Corporation (c)	4	556
Hitachi Ltd.	11	499
Micron Technology, Inc. (a) (c)	6	520
Microsoft Corporation (a)	2	476
NXP Semiconductors N.V. (a)	1	299
Oracle Corporation (a) (b)	7	471
Samsung Electronics Co. Ltd.	4	304
Science Applications International Corp. (a)	3	276
SK Hynix Inc.	8	963
STMicroelectronics NV	13	505
Wiwynn Corporation	13	387
		6,838
Materials 13.6%
CF Industries Holdings Inc. (a)	5	242
Copper Mountain Mining Corporation (c)	64	158
Corteva, Inc. (b)	5	214
DuPont de Nemours, Inc.	11	870
FMC Corporation	5	568
Glencore PLC	111	434
HeidelbergCement AG	5	436
Imerys	9	421
Kinross Gold Corporation	41	272
Mitsubishi Gas Chemical Co. Inc.	22	534
Norsk Hydro ASA	65	419
POSCO	2	510
Tosoh Corp. (d)	16	303
Tronox Holdings PLC	24	447
West Fraser Timber Co. Ltd.	5	368
Westrock Company, Inc. (a)	4	230
		6,426
Industrials 13.4%
Aktiebolaget Volvo - Class B (d)	35	886
Allison Systems, Inc.	6	255
Applus Services, S.A.	29	304
Cie de Saint-Gobain	8	480
Deutsche Post AG - Class N	9	507
Eiffage	5	502
Fuji Corporation	11	277
Komatsu Ltd.	21	664
Melrose Holdings Limited	147	338
Outotec Oyj	33	368
Owens Corning Inc. (a)	3	249
Rheinmetall Aktiengesellschaft	3	335
Sensata Technologies Holding PLC (c)	12	715
Taiyo Yuden Co. Ltd.	4	175
Vertiv Holdings, LLC - Class A	16	315
		6,370
Consumer Discretionary 11.5%
Alibaba Group Holding Limited (c) (e)	12	329
AutoZone, Inc. (c)	1	702
Continental AG (c)	3	367
Fiat Chrysler Automobiles N.V. (c)	31	553
Honda Motor Co. Ltd.	23	698
Kingfisher Plc	49	213
Lennar Corporation - Class A (a)	3	303
Sony Corp.	8	801
Topsports International Holdings Limited	132	198
TS Tech Co.,Ltd.	14	206
Vasta Platform Limited - Class A (c) (d)	9	92
WH Smith PLC (c)	10	239
Wynn Macau, Limited (c)	146	285
Yamaha Motor Co. Ltd.	19	456
		5,442
Energy 6.4%
Cenovus Energy Inc.	63	476
Diamondback Energy, Inc. (a)	10	759
Enerplus Corporation	21	106
HollyFrontier Corp.	13	462
Marathon Petroleum Corporation (a)	8	442
Pioneer Natural Resources Co.	3	540
Viper Energy Partners LP	17	251
		3,036
Health Care 6.3%
AbbVie Inc.	4	484
Anthem, Inc. (a)	1	394
CVS Health Corporation (a)	7	490
McKesson Corporation (a)	3	510
Novartis AG - Class N	4	352
Sanofi SA	8	774
		3,004
Communication Services 4.2%
Alphabet Inc. - Class C (a) (c)	—	600
Deutsche Telekom AG - Class N	28	558
KT Corp - ADR (a)	20	245
SK Telecom Co. Ltd.	2	569
		1,972
Consumer Staples 3.5%
Coca-Cola European Partners PLC	7	366
Tesco PLC	197	620
Vilmorin & Cie	5	336
WH Group Limited	442	359
		1,681
Utilities 0.9%
Enel SpA	41	407
Total Common Stocks (cost $35,039)		43,055
PREFERRED STOCKS 1.7%
Consumer Discretionary 1.7%
Volkswagen AG (f)	3	831
Total Preferred Stocks (cost $617)		831
SHORT TERM INVESTMENTS 8.2%
Investment Companies 6.4%
JNL Government Money Market Fund, 0.00% (g) (h)	3,027	3,027
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund, 0.00% (g) (h)	842	842
Total Short Term Investments (cost $3,869)		3,869
Total Investments 100.7% (cost $39,525)		47,755
Total Securities Sold Short (30.5)% (proceeds $13,185)		(14,475)
Other Derivative Instruments (0.3)%		(137)
Other Assets and Liabilities, Net 30.1%		14,290
Total Net Assets 100.0%		47,433

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) All or a portion of the security was on loan as of March 31, 2021.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (30.5%)
COMMON STOCKS (30.5%)
Industrials (6.5%)
ABB Ltd. - Class N	(5)	(164)
BELIMO Holding AG - Class N	—	(194)
Cargojet Inc.	(2)	(198)
Chart Industries, Inc.	(1)	(192)
Dun & Bradstreet Holdings, Inc.	(8)	(197)
Enerpac Tool Group Corp. - Class A	(7)	(174)
Keio Corp.	(3)	(215)
Lennox International Inc.	(1)	(227)
Miura Co.,Ltd.	(3)	(173)
NIBE Industrier AB - Class B	(7)	(226)
Nidec Corp.	(2)	(183)
Nikola Subsidiary Corporation	(7)	(102)
Odakyu Electric Railway Co. Ltd.	(7)	(180)
Stadler Rail AG	(4)	(193)
TOTO Ltd.	(4)	(253)
Xylem Inc.	(2)	(219)
		(3,090)
Consumer Discretionary (5.1%)
CarMax Inc.	(1)	(177)
Carvana Co. - Class A	(1)	(157)
Choice Hotels International Inc.	(1)	(148)
CyberAgent Inc.	(9)	(166)
Dentsu Inc.	(4)	(132)
Doordash, Inc. - Class A	(1)	(180)
Floor & Decor Holdings Inc. - Class A	(2)	(192)
Pinduoduo Inc. - ADR	(1)	(145)
Rakuten Inc.	(12)	(149)
Sanrio Co., Ltd.	(10)	(160)
Shake Shack Inc. - Class A	(1)	(142)
Stitch Fix, Inc. - Class A	(2)	(115)
Tesla Inc.	—	(177)
Vail Resorts, Inc.	(1)	(196)
Zalando SE	(2)	(197)
		(2,433)
Information Technology (5.0%)
Altium Limited	(7)	(146)
AppFolio, Inc. - Class A	(1)	(129)
Appian Corporation - Class A	(1)	(120)
Blackline, Inc.	(2)	(178)
Cognex Corp.	(2)	(132)
Cree, Inc.	(3)	(340)
Hirose Electric Co. Ltd.	(2)	(232)
Mercari, Inc.	(5)	(219)
Novantas Inc.	(1)	(177)
Q2 Holdings, Inc.	(2)	(163)
Renishaw P L C	(1)	(114)
Spotify Technology S.A.	(1)	(220)
Wisetech Global Limited	(9)	(196)
		(2,366)
Consumer Staples (3.8%)
Beiersdorf AG	(2)	(245)
Beyond Meat, Inc.	(1)	(157)
Cal-Maine Foods Inc.	(5)	(175)
Essity Aktiebolag (publ)	(9)	(295)
Hormel Foods Corp.	(5)	(235)
ITO EN, LTD.	(3)	(172)
Kikkoman Corp.	(3)	(161)
Kose Corp.	(1)	(128)
Remy Cointreau SA	(1)	(235)
		(1,803)
Financials (3.0%)
Afterpay Limited	(2)	(130)
Cincinnati Financial Corporation	(2)	(214)
Commonwealth Bank of Australia	(3)	(194)
CVB Financial Corp.	(7)	(160)
Deutsche Bank Aktiengesellschaft - Class N	(16)	(188)
Lemonade, Inc.	(2)	(168)
RLI Corp.	(2)	(172)
Westamerica Bancorp	(3)	(205)
		(1,431)
Materials (3.0%)
Amcor Plc	(19)	(225)
Compass Minerals International, Inc.	(3)	(214)
Ecolab Inc.	(1)	(173)
Greif Inc. - Class A	(3)	(147)
Mitsubishi Chemical Holdings Corporation	(17)	(125)
Packaging Corporation of America	(1)	(162)
Quaker Chemical Corp.	(1)	(139)
Wacker Chemie AG	(2)	(239)
		(1,424)
Health Care (2.1%)
Glaukos Corp.	(2)	(129)
MicroPort Scientific Corporation	(26)	(147)
Moderna, Inc.	(1)	(160)
Penumbra, Inc.	(1)	(136)
PeptiDream Inc.	(3)	(115)
Quidel Corporation	(1)	(185)
Teladoc Health, Inc.	(1)	(132)
		(1,004)
Communication Services (1.2%)
Netflix, Inc.	—	(240)
Twitter, Inc.	(3)	(184)
Zillow Group, Inc. - Class A	(1)	(150)
		(574)
Real Estate (0.8%)
Open Doors Technology Inc. - Class A	(8)	(173)
Redfin Corporation	(3)	(177)
		(350)
Total Common Stocks (proceeds $13,185)		(14,475)
Total Securities Sold Short (30.5%) (proceeds $13,185)		(14,475)

JNL/Boston Partners Global Long Short Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	07/06/20	354	329	0.7

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Corteva, Inc.	Call	42.00	06/18/21	39	(23)
JPMorgan Chase & Co.	Call	140.00	06/18/21	22	(33)
KeyCorp	Call	18.00	06/18/21	182	(48)
Oracle Corporation	Call	60.00	06/18/21	31	(33)
Shake Shack, Inc.	Put	100.00	06/18/21	10	(6)
Twitter, Inc.	Put	55.00	06/18/21	36	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Virtu Financial, Inc.	Call	30.00	06/18/21	65	(18)
					(170)

JNL/Boston Partners Global Long Short Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BBH	04/06/21	EUR	(201)	(236)	—

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (E)	GSC	Federal Funds Effective Rate -4.79% (M)	TBD	(161,000)		(162)	(16)
Advancetech Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(17,000)		(214)	3
Antofagasta PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(14,476)	GBP	(248)	5
Blue Prism Group PLC (E)	GSC	Sterling Overnight Index Average -0.80% (M)	TBD	(12,901)	GBP	(169)	6
Domino's Pizza Group PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(47,910)	GBP	(176)	13
Entain PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	27,602	GBP	420	(2)
First Financial Bankshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,380)		(370)	24
Formosa Petrochemical Corporation (E)	MBL	Federal Funds Effective Rate -0.50% (M)	TBD	(44,000)		(155)	6
Japan Tobacco Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(11,300)	JPY	(23,297)	(7)
Johnson Matthey PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(2,969)	GBP	(92)	3
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(19,970)	GBP	(162)	7
Rolls-Royce Holdings plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(96,675)	GBP	(115)	19
Royal Dutch Shell PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	24,663	GBP	375	(33)
Schroders PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(3,631)	GBP	(126)	(5)
The A2 Milk Company (Export) Limited (E)	MBL	RBA Interbank Overnight Cash Rate -0.25% (M)	TBD	(16,169)	AUD	(139)	10
							33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.2%
France 14.4%
AXA SA	1,064	28,580
BNP Paribas SA	215	13,123
Carrefour SA	235	4,247
Danone	338	23,178
Pernod-Ricard SA	122	22,772
Sanofi SA	441	43,573
Total SA	865	40,348
Valeo	220	7,506
VINCI	174	17,818
		201,145
United Kingdom 14.0%
Barclays PLC	8,401	21,500
BP P.L.C.	6,951	28,117
British American Tobacco P.L.C.	751	28,683
Compass Group PLC (a)	335	6,739
International Consolidated Airlines Group, S.A. (a)	6,531	17,865
Relx PLC	300	7,531
Relx PLC	320	8,007
Rolls-Royce Holdings plc (a)	35,005	50,650
Unilever PLC	472	26,365
		195,457
Germany 12.6%
BASF SE - Class N	520	43,242
Bayer AG - Class N	252	15,990
Infineon Technologies AG - Class N	357	15,225
RWE AG	657	25,837
SAP SE	298	36,636
Siemens AG - Class N	238	39,041
		175,971
Japan 10.1%
Fanuc Ltd.	142	33,902
Murata Manufacturing Co. Ltd.	434	34,846
Sompo Holdings, Inc.	243	9,337
Sumitomo Mitsui Financial Group Inc.	581	21,038
Takeda Pharmaceutical Co. Ltd.	1,151	41,576
		140,699
Switzerland 9.2%
ABB Ltd. - Class N	595	18,058
Compagnie Financiere Richemont SA	238	22,871
Credit Suisse Group AG - Class N	1,185	12,467
Novartis AG - Class N	535	45,748
Zurich Insurance Group AG - Class N	69	29,601
		128,745
Spain 7.8%
AENA, S.M.E., S.A. (a)	137	22,185
Amadeus IT Group SA	559	39,668
Banco Bilbao Vizcaya Argentaria, S.A. (a)	3,894	20,265
CaixaBank, S.A.	8,620	26,703
		108,821
Netherlands 6.5%
Airbus SE (a)	266	30,161
Akzo Nobel N.V.	250	28,019
ING Groep N.V.	2,631	32,348
		90,528
South Korea 6.2%
Samsung Electronics Co. Ltd.	749	54,137
SK Hynix Inc.	280	33,108
		87,245
Italy 5.6%
Enel SpA	3,365	33,518
UniCredit S.p.A.	4,216	44,615
		78,133
Canada 1.5%
Air Canada (a)	1,040	21,651
Ireland 1.5%
Ryanair Holdings Plc - ADR (a)	183	21,061
Hong Kong 1.2%
Sands China Ltd. (a)	3,217	16,167
China 0.9%
Baidu, Inc. - Class A - ADR (a)	21	4,624
Beijing Capital International Airport Co. Ltd. - Class H (a)	9,604	7,496
		12,120
Mexico 0.6%
Grupo Financiero Banorte SAB de CV (a)	1,558	8,776
Luxembourg 0.6%
ArcelorMittal	298	8,670
Indonesia 0.4%
Bank Mandiri Persero Tbk PT	11,897	5,060
Finland 0.1%
Wartsila Oyj	168	1,757
Total Common Stocks (cost $1,083,939)		1,302,006
PREFERRED STOCKS 3.6%
Switzerland 2.4%
Roche Holding AG	105	33,898
Germany 1.2%
Volkswagen AG (b)	58	16,140
Total Preferred Stocks (cost $42,617)		50,038
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	635	242
Total Warrants (cost $0)		242
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund, 0.00% (c) (d)	40,036	40,036
Total Short Term Investments (cost $40,036)		40,036
Total Investments 99.7% (cost $1,166,592)		1,392,322
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.3%		4,711
Total Net Assets 100.0%		1,397,032

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Causeway International Value Select Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	HSB	04/06/21	CHF	405	429	—
EUR/USD	CIT	04/06/21	EUR	460	539	(1)
USD/GBP	UBS	04/06/21	GBP	(9)	(13)	—
					955	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.9%
Information Technology 39.8%
Adobe Inc. (a)	92	43,551
Akamai Technologies, Inc. (a)	190	19,398
Apple Inc. (a)	528	64,538
ASML Holding - ADR	30	18,620
Atlassian Corporation PLC - Class A (a)	43	9,086
Fidelity National Information Services, Inc.	162	22,817
Microsoft Corporation	306	72,192
Nutanix, Inc. - Class A (a)	319	8,478
NVIDIA Corporation	70	37,094
NXP Semiconductors N.V.	105	21,151
Palo Alto Networks, Inc. (a)	87	27,872
Qualcomm Incorporated	264	34,932
Salesforce.Com, Inc. (a)	185	39,260
Splunk Inc. (a)	155	20,956
Texas Instruments Incorporated	99	18,761
Visa Inc. - Class A	307	64,944
VMware, Inc. - Class A (a)	126	18,983
Workday, Inc. - Class A (a)	69	17,253
		559,886
Consumer Discretionary 18.5%
Advance Auto Parts, Inc.	121	22,174
Alibaba Group Holding Limited - ADR (a)	62	13,999
Amazon.com, Inc. (a)	39	121,981
Aptiv PLC (a)	167	23,065
The Home Depot, Inc.	112	34,222
Tractor Supply Co.	106	18,832
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	86	26,684
		260,957
Health Care 12.9%
Alcon AG	262	18,419
Amgen Inc.	130	32,395
BioMarin Pharmaceutical Inc. (a)	146	11,027
Thermo Fisher Scientific Inc.	80	36,394
UnitedHealth Group Incorporated	135	50,069
Zoetis Inc. - Class A	213	33,594
		181,898
Communication Services 10.9%
Booking Holdings Inc. (a)	9	20,111
Comcast Corporation - Class A	353	19,074
Facebook, Inc. - Class A (a)	291	85,683
Walt Disney Co.	154	28,401
		153,269
Industrials 9.5%
IHS Markit Ltd.	250	24,183
Raytheon BBN Technologies Corp.	278	21,465
Uber Technologies, Inc. (a)	556	30,315
United Parcel Service Inc. - Class B	192	32,670
W. W. Grainger, Inc.	62	24,748
		133,381
Consumer Staples 2.4%
Anheuser-Busch InBev - ADR (b)	197	12,387
Monster Beverage 1990 Corporation (a)	238	21,648
		34,035
Real Estate 1.5%
Equinix, Inc.	32	21,668
Materials 1.4%
Ecolab Inc.	91	19,393
Total Common Stocks (cost $906,669)		1,364,487
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.00% (c) (d)	34,852	34,852
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	188	188
Total Short Term Investments (cost $35,040)		35,040
Total Investments 99.4% (cost $941,709)		1,399,527
Other Assets and Liabilities, Net 0.6%		8,585
Total Net Assets 100.0%		1,408,112

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.3%
Japan 22.7%
ABC-Mart Inc.	—	23
Adastria Co. Ltd.	1	18
Adeka Corporation	2	29
Advantest Corporation	1	80
AEON Co. Ltd.	3	78
Aeon Delight Co.,Ltd.	1	23
AEON Financial Service Co. Ltd.	3	42
AEON Mall Co. Ltd.	1	24
Ai Holdings Corporation	1	12
Aichi Corporation	1	10
Aichi Steel Corporation	1	17
Aida Engineering,Ltd.	2	21
AIFUL Corporation (a)	5	15
Ain Holdings Inc	—	26
Air Water Inc. (b)	3	51
Aisin Seiki Co. Ltd. (b)	2	61
Ajinomoto Co. Inc.	3	59
Alfresa Holdings Corp.	2	41
All Nippon Airways Co. Ltd. (a)	1	16
ALPS Alpine Co. Ltd.	4	50
Amada Co. Ltd.	5	53
AMANO Corporation	1	19
Anritsu Corporation (b)	2	50
AOKI Holdings Inc. (b)	3	15
Aoyama Trading Co., Ltd. (a)	2	13
Aozora Bank, Ltd.	1	25
Arata Corporation	1	31
ArcLand Sakamoto Co., Ltd.	—	6
ARCS Company, Ltd	1	17
Argo Graphics Inc.	1	23
Arisawa Manufacturing Co., Ltd.	2	15
ARUHI Corporation.	—	7
Asahi Breweries Ltd.	3	127
Asahi Glass Co. Ltd.	2	76
Asahi Holdings, Inc. (b)	2	42
Asahi Intecc Co., Ltd.	1	22
Asahi Kasei Corp.	11	126
Asics Corp.	1	19
ASKUL Corporation	—	11
Astellas Pharma Inc.	11	168
Autobacs Seven Co., Ltd.	1	9
Avex Inc. (b)	1	15
Axial Retailing Inc.	—	13
Bandai Namco Holdings Inc.	1	36
Bando Chemical Industries, Ltd.	1	8
Bank of Kyoto Ltd.	1	37
Bank of The Ryukyus, Limited	1	8
BayCurrent Consulting , Inc.	—	46
Belc CO., LTD.	—	17
Bellsystem24 Holdings, Inc.	2	27
Benefit One Inc.	1	27
Benesse Holdings Inc.	1	19
BeNext-Yumeshin Group Co	2	24
Bic Camera Inc.	2	25
BML Inc.	1	21
BrainPad Inc. (a) (b)	—	20
Bridgestone Corp.	4	158
Broadleaf Co.,Ltd.	4	18
Brother Industries Ltd.	3	58
Bunka Shutter Co. Ltd.	2	16
C. Uyemura & Co., Ltd.	—	29
Calbee,Inc. (b)	1	20
Canon Electronics Inc.	1	22
Canon Inc.	3	70
Canon Marketing Japan Inc.	1	11
Capcom Co. Ltd.	—	13
Casio Computer Co. Ltd.	1	17
Cawachi Limited	1	18
Central Glass Co., Ltd.	1	23
Central Japan Railway Co.	—	30
Changes, Inc. (a) (b)	—	13
China Bank Ltd.	4	28
Chiyoda Co., Ltd.	1	9
Chubu Electric Power Co. Inc.	1	14
ChubuShiryo Co., Ltd.	1	13
Chudenko Corporation	1	21
Chugai Pharmaceutical Co. Ltd.	2	69
Chugoku Electric Power Co. Inc. (b)	1	17
Chugoku Marine Paints, Ltd.	1	13
Citizen Watch Co., Ltd.	5	16
CMK Corporation	2	8
Coca-Cola Bottlers Japan Holdings Inc.	2	31
Cocokara Fine Inc.	—	23
Computer Engineering & Consulting, Ltd.	1	10
COMSYS Holdings Corporation	1	25
Concordia Financial Group, Ltd. (b)	9	37
COSMOS Pharmaceutical Corporation	—	31
Create SD Holdings.Co., Ltd	1	29
Credit Saison Co. Ltd. (b)	2	23
CyberAgent Inc.	2	43
Cybozu, Inc.	1	18
Dai Nippon Printing Co. Ltd.	1	23
Daibiru Corp.	1	12
Daicel Corp. (b)	3	23
Daido Steel Co., Ltd.	1	28
Daifuke Co. Ltd.	—	20
Dai-ichi Life Holdings, Inc.	2	38
Daiichi Sankyo Company, Ltd	1	20
Daiichikosho Co., Ltd.	1	19
Daikin Industries Ltd.	1	142
DaikyoNishikawa Corporation	1	10
Dainippon Sumitomo Pharma Co. Ltd. (b)	1	21
Daio Paper Corporation	1	21
Daishi Hokuetsu Financial Group, Inc.	1	12
Daito Pharmaceutical Co.,Ltd.	1	16
Daito Trust Construction Co. Ltd.	1	70
Daiwa House Industry Co. Ltd.	3	94
Daiwa Industries Ltd.	2	17
Daiwa Securities Group Inc. (b)	7	37
Daiwabo Holdings Co., Ltd.	2	38
DCM Holdings Co., Ltd.	2	21
Dena Co., Ltd. (b)	1	23
Denka Company Limited	2	64
Denso Corp.	1	74
Dentsu Inc.	2	51
Dexerials Corporation (b)	2	31
DIC Corp.	2	41
Digital Arts Inc.	—	26
DIP Corporation	1	37
Disco Corp.	—	32
DMG Mori Co., Ltd.	2	39
Doshisha Co., Ltd.	1	12
DOUTOR·NICHIRES Holdings Co., Ltd.	1	19
Dowa Holdings Co. Ltd.	1	29
DTS Corporation	1	14
DUSKIN Co., Ltd.	—	10
Earth Corporation	—	18
East Japan Railway Co.	1	50
EBARA Corporation	1	53
eGuarantee, Inc.	1	11
Eisai Co. Ltd.	1	54
EIZO Corporation	1	23
Elecom Co.,Ltd.	1	31
Electric Power Development Co., Ltd. - Class D (b)	1	17
En-Japan Inc.	1	19
EPS Holdings Inc	1	14
Exedy Corp.	1	17
Ezaki Glico Co.,Ltd.	1	20
F.C.C. Co. Ltd.	1	19
FANCL Corporation	—	14
Fanuc Ltd.	—	48
Fast Retailing Co. Ltd.	—	160
Ferrotec Holdings Corporation	3	59
FP Corporation	1	33
Fuji Co., Ltd.	1	14
Fuji Corporation	2	38

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Fuji Electric Holdings Co. Ltd.	1	38
Fuji Kyuko Co.,Ltd.	—	21
Fuji Media Holdings, Inc.	2	20
Fuji Oil Holdings Inc. (b)	1	21
Fuji Seal International, Inc.	1	22
Fujibo Holdings,Inc.	—	11
Fujicco Co., Ltd.	1	11
FUJIFILM Holdings Corp.	1	54
Fujikura Ltd. (a)	4	18
Fujimori Kogyo Co., Ltd.	1	20
Fujisoft Incorporated	1	31
Fujitec Co., Ltd.	1	11
Fujitsu General Limited	1	25
Fujitsu Ltd.	1	116
Fukui Computer Holdings, Inc.	—	14
Fukuoka Financial Group, Inc.	2	30
Fukuyama Transporting Co., Ltd.	1	29
Funai Soken Holdings Incorporated	1	12
Furukawa Co., Ltd.	2	19
Furukawa Electric Co., Ltd.	1	27
Fuso Chemical Co., Ltd.	—	11
Futaba Corporation	2	15
Fuyo General Lease Co., Ltd.	—	28
Gakken Holdings Co.,Ltd.	1	9
Geo Holdings Corp. (b)	1	15
Giken Ltd.	—	18
Glory Ltd.	1	11
GMO Financial Holdings, Inc.	2	21
GMO Internet, Inc.	1	37
GMO Payment Gateway, Inc.	—	27
Goldwin Inc.	—	26
GREE, Inc.	2	11
GS Yuasa Corp.	1	25
Gulliver International Co. Ltd.	2	15
GungHo Online Entertainment, Inc.	1	22
Gunze Limited	1	19
H2O Retailing Corporation (b)	2	17
Hakuhodo DY Holdings Incorporated	3	54
Halows Co.,Ltd.	—	11
Hamakyorex Co.,Ltd.	1	15
Hamamatsu Photonics KK	1	36
Hankyu Hanshin Holdings Inc.	1	38
HANWA Co., Ltd.	1	28
Haseko Corp.	4	53
Hazama Ando Corporation	3	22
Heiwa Corporation (b)	1	18
Heiwa Real Estate Co., Ltd.	1	25
Heiwado Co., Ltd.	1	26
Hikari Tsushin Inc.	—	20
HI-LEX Corporation	1	11
Hino Motors Ltd.	3	26
Hirogin Holdings, Inc.	2	14
Hisamitsu Pharmaceutical Co. Inc.	—	13
Hitachi Construction Machinery Co. Ltd.	1	35
Hitachi Ltd.	7	331
Hitachi Maxell, Ltd. (a)	1	16
Hitachi Metals Ltd. (a)	2	31
Hitachi Transport System, Ltd.	1	24
Hitachi Zosen Corporation	5	42
Hokkaido Electric Power Co., Inc.	2	10
Hokuetsu Corporation	5	24
Hokuhoku Financial Group, Inc.	1	12
Hokuriku Electric Power Company	2	13
Hokuto Corporation	1	11
Honda Motor Co. Ltd.	4	123
Honda Motor Co., Ltd. - ADR	1	18
HORIBA, Ltd.	1	38
Hosiden Corporation. (b)	2	21
House Foods Group Inc.	1	20
Hoya Corp.	1	118
Hulic Co. Ltd.	4	52
IBIDEN Co., Ltd.	1	28
Ichigo Inc.	5	14
Idec Corp.	1	23
Idemitsu Kosan Co., Ltd. (b)	1	34
IHI Corp. (a)	3	65
Iida Group Holdings Co., Ltd.	1	34
Inaba Denki Sangyo Co., Ltd.	1	19
Inabata & Co., Ltd.	1	21
Infocom Corporation	1	26
Infomart Corporation	4	35
Information Services International-Dentsu, Ltd.	—	14
Inpex Corporation	13	91
Internet Initiative Japan Inc	2	38
IRISO Electronics Co., Ltd.	—	18
Isetan Mitsukoshi Holdings Ltd. (b)	3	22
Ishihara Sangyo Kaisha, Ltd.	2	16
Isuzu Motors Ltd.	4	47
ITO EN, LTD.	1	31
ITOCHU Corp. (b)	8	253
ITOCHU ENEX Co., Ltd.	2	15
ITOCHU Techno-Solutions Corporation	1	23
Itoham Yonekyu Holdings Inc.	3	22
Iwatani Corporation	1	50
IZUMI Co., Ltd.	1	24
J Trust Co., Ltd. (b)	4	10
J.Front Retailing Co., Ltd.	4	35
JACCS Co., Ltd.	1	18
JAFCO Co., Ltd.	1	36
Japan Airlines Co., Ltd (a)	2	36
Japan Airport Terminal Co. Ltd. (a)	—	20
Japan Aviation Electronics Industry Ltd.	2	26
Japan Elevator Service Holdings Co.,Ltd.	1	22
Japan Exchange Group Inc.	3	82
Japan Lifeline Co., Ltd.	1	18
Japan Material Co.,Ltd.	2	19
Japan Petroleum Exploration Co., Ltd.	1	17
Japan Post Holdings Co., Ltd.	3	29
Japan Post Insurance Co., Ltd.	2	35
Japan Pulp and Paper Co., Ltd.	—	13
Japan Securities Finance Co., LTD (b)	3	20
Japan Tobacco Inc.	8	152
JCU Corporation	—	15
JEOL Ltd.	1	28
JFE Holdings Inc.	2	25
JGC Holding Corporation	2	26
Jins Holdings Inc.	—	29
Joshin Denki Co.,Ltd.	1	17
Joyful Honda Co., Ltd.	1	6
JS Group Corp.	3	72
JSR Corp.	1	30
JTEKT Corp.	2	23
JustSystems Corporation	—	22
JVCKenwood Corporation	8	16
JXTG Holdings, Inc.	17	79
Kaga Electronics Co.,Ltd.	1	27
Kagome Co., Ltd.	1	32
Kajima Corp.	6	80
Kakaku.com Inc.	1	33
Kaken Pharmaceutical Co., Ltd.	1	39
Kaleidoscape, Y.K.	1	30
Kameda Seika Co., Ltd.	1	22
Kamigumi Co. Ltd.	2	36
Kanamoto Co. Ltd.	1	23
Kandenko Co., Ltd.	3	24
Kaneka Corp.	1	25
Kanematsu Corporation	1	12
Kansai Electric Power Co. Inc.	2	22
Kansai Paint Co. Ltd.	1	29
Kanto Denka Kogyo Co.,Ltd.	2	19
Kao Corp.	2	119
KATITAS Co., Ltd.	1	17
Kawada Technologies,Inc.	—	9
Kawasaki Heavy Industries Ltd. (a)	2	62
Kawasaki Kisen Kaisha, Ltd. (a)	1	28
KDDI Corp.	13	387
Keihan Holdings Co. Ltd.	1	21
Keikyu Corp.	1	18
Keio Corp.	—	13
Keisei Electric Railway Co. Ltd.	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kewpie Corporation	2	43
Keyence Corp.	—	46
KFC Holdings Japan, Ltd.	1	24
KH Neochem Co., Ltd.	1	25
Kikkoman Corp.	1	30
Kinden Corp.	2	38
Kintetsu Corp. (a)	1	19
Kintetsu World Express, Inc.	1	13
Kirin Holdings Co. Ltd.	3	59
Kissei Pharmaceutical Co., Ltd.	1	13
KITZ Corporation	3	18
Kmto Energy K.K.	1	24
Kobe Bussan Co., Ltd.	1	24
Kobe Steel Ltd.	3	24
Kohnan Shoji Co.,Ltd.	1	23
Koito Manufacturing Co. Ltd.	1	40
KOKUYO Co.,Ltd.	2	28
Komatsu Ltd.	2	68
KOMEDA Holdings Co.,Ltd.	1	22
Komeri Co.,Ltd.	1	31
Komori Corporation	2	14
Konami Corp.	1	30
Konica Minolta Holdings Inc. (b)	5	26
Konishi Co., Ltd.	1	10
Kose Corp.	—	28
Krosaki Harima Corporation	—	18
K's Holdings Corporation (b)	3	43
Kubota Corp.	1	32
Kumagai Gumi Co., Ltd.	1	19
Kuraray Co. Ltd.	6	69
Kureha Corporation	—	14
Kurita Water Industries Ltd.	1	43
Kusurino Aoki Holdings Co., Ltd.	—	31
KYB Corporation (a)	1	22
Kyocera Corp.	1	57
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	15
Kyorin Holdings, Inc.	1	16
Kyowa Exeo Corp.	1	24
Kyudenko Corp.	1	31
Kyushu Electric Power Co. Inc.	2	23
Kyushu Financial Group, Inc.	6	24
Kyushu Railway Company	1	23
LAC Co., Ltd	1	13
Lasertec Corporation	—	27
Lawson Inc.	1	34
LEC, Inc.	1	14
Life Corporation	1	21
Lintec Corporation	1	25
Lion Corp.	1	16
M&A Capital Partners Co.,Ltd. (a)	—	20
M3, Inc.	1	82
Mabuchi Motor Co. Ltd.	1	26
Macnica Fuji Electronics Holdings, Inc.	2	34
Macromill, Inc.	1	12
Maeda Corporation	2	22
Maeda Road Construction Co. Ltd.	1	14
Makino Milling Machine Co., Ltd.	1	24
Makita Corp.	1	34
Mandom Corporation	1	25
Marubeni Corp.	7	60
Marudai Food Co., Ltd.	1	12
Maruha Nichiro Holdings, Inc.	1	19
Marui Group Co. Ltd.	2	42
Maruichi Steel Tube Ltd.	1	25
Marusan Securities Co., Ltd.	3	19
Maruwa Unyu Kikan Co.,Ltd. (b)	1	14
Matsumotokiyoshi Holdings Co., Ltd.	1	31
Mazda Motor Corp. (a)	8	65
McDonald's Holdings Co. Japan Ltd.	1	23
Mebuki Financial Group, Inc.	9	21
Media Do Holdings Co., Ltd.	—	24
Medipal Holdings Corp.	2	29
Medpeer ,Inc. (a)	—	24
MegaChips Corporation	1	26
Megmilk Snow Brand Co.,Ltd.	1	10
Meidensha Corporation	1	15
Meiji Holdings Co., Ltd.	1	90
Meitec Corp.	—	11
Milbon Co.,Ltd.	1	28
Mimasu Semiconductor Industry Co., Ltd.	1	20
Minebea Mitsumi Inc.	3	82
Miraca Holdings Inc.	1	30
Mirait Holdings Corp.	1	15
Miroku Jyoho Service Co., Ltd.	1	9
MISUMI Group Inc.	1	26
Mitsubishi Chemical Holdings Corporation	15	114
Mitsubishi Corp.	3	85
Mitsubishi Electric Corp.	3	49
Mitsubishi Estate Co. Ltd.	2	44
Mitsubishi Gas Chemical Co. Inc.	2	42
Mitsubishi Heavy Industries Ltd.	4	115
Mitsubishi Logistics Corporation.	1	25
Mitsubishi Materials Corp.	1	31
Mitsubishi Motors Corp. (a)	7	20
Mitsubishi UFJ Financial Group Inc.	31	165
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	15	92
Mitsuboshi Belting Ltd.	1	11
Mitsui & Co. Ltd.	5	104
Mitsui Chemicals Inc.	2	79
Mitsui E&S Holdings Co., Ltd. (a)	3	14
Mitsui Fudosan Co. Ltd.	3	57
Mitsui Mining & Smelting Co Ltd	1	31
Mitsui OSK Lines Ltd.	1	32
Mitsui-Soko Co., Ltd.	1	16
mixi, Inc. (b)	1	28
Mizuho Financial Group Inc. (b)	6	83
Mizuho Leasing Company, Limited	1	27
MIZUNO Corporation	1	10
MonotaRO Co., Ltd.	1	33
Morinaga & Co.,Ltd.	1	18
Morinaga Milk Industry Co., Ltd.	1	26
Morita Holdings Corp.	1	11
MS&AD Insurance Group Holdings, Inc.	2	50
Murata Manufacturing Co. Ltd.	2	137
Musashi Seimitsu Industry Co., Ltd.	2	31
Nabtesco Corp.	1	32
Nachi-Fujikoshi Corp.	—	13
Nagase & Co., Ltd.	2	23
Nagoya Railroad Co. Ltd. (a)	1	19
Nankai Electric Railway Co., Ltd.	1	21
NEC Corp.	2	89
NEC Electronics Corp. (a)	5	56
NEC Networks & System Integration Corporation	1	21
NET One Systems Co. Ltd.	1	26
Neturen Co., Ltd.	1	7
NEXON Co.,Ltd.	2	49
NEXTAGE Co., Ltd.	2	34
NGK Insulators Ltd.	1	18
NGK Spark Plug Co. Ltd. (b)	3	50
NHK SPRING Co.,Ltd.	3	24
Nichias Corp.	1	18
Nichicon Corporation (b)	3	30
NICHIDEN Corporation (b)	1	16
Nichiha Corporation	1	23
Nichi-Iko Pharmaceutical Co., Ltd.	1	8
Nichirei Corporation	2	49
Nidec Corp.	1	73
Nifco Inc.	1	33
Nihon Kohden Corporation	1	23
Nihon M & A Center Inc.	2	49
Nihon Parkerizing Co. Ltd.	1	15
Nihon Unisys,Ltd.	1	34
Nikkiso Co., Ltd.	2	16
NIKKON Holdings Co., Ltd.	1	12
Nikon Corp.	4	38
Nintendo Co. Ltd.	—	168
Nippo Corp.	1	16
Nippon Densetsu Kogyo Co.,Ltd.	1	16
Nippon Electric Glass Co. Ltd.	1	26
Nippon Express Co. Ltd.	1	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Nippon Flour Mills Co., Ltd. (b)	1	21
Nippon Gas Co., Ltd. (b)	2	42
Nippon Kayaku Co., Ltd.	1	13
Nippon Light Metal Holdings Company, Ltd.	1	12
Nippon Meat Packers Inc.	1	47
Nippon Paper Industries Co., Ltd. (b)	1	14
Nippon Parking Development Co., Ltd.	11	15
Nippon Seiki Co., Ltd.	1	8
Nippon Shokubai Co., Ltd.	—	17
Nippon Signal Co.,Ltd.	2	14
Nippon Steel Corporation	5	93
Nippon Suisan Kaisha, Ltd.	4	18
Nippon Telegraph & Telephone Corp.	3	69
Nippon Yusen KK	3	96
Nipro Corp.	2	24
Nishimatsu Construction Co. Ltd.	1	18
NISHIMATSUYA CHAIN Co., Ltd.	2	24
Nishi-Nippon Financial Holdings, Inc.	3	22
Nishi-Nippon Railroad Co., Ltd.	1	13
Nishio Rent All Co.,Ltd.	1	22
Nissan Chemical Industries Ltd.	1	27
Nissan Motor Co., Ltd. (a)	13	71
Nissha Co., Ltd.	1	12
Nisshin Seifun Group Inc.	1	12
Nisshinbo Holdings Inc.	1	10
Nissin Foods Holdings Co. Ltd. (b)	—	22
Nitori Co. Ltd.	—	58
Nitto Denko Corp.	1	43
Noevir Holdings Co.,Ltd.	—	14
NOF Corporation	1	31
Nojima Corporation	1	31
NOK Corporation	2	29
Nomura Co., Ltd.	2	15
Nomura Holdings Inc.	10	54
Nomura Real Estate Holdings, Inc.	2	39
Nomura Research Institute Ltd.	1	22
Noritz Corporation	1	13
North Pacific Bank, Ltd. (b)	5	16
NS Solutions Corporation	1	22
NSD Co., Ltd.	2	27
NSK Ltd.	4	39
NTN Corporation (a)	8	23
NTT Data Corp.	5	82
Obayashi Corp.	8	72
Obic Co. Ltd.	—	37
OCO, K.K.	—	18
Odakyu Electric Railway Co. Ltd.	1	25
Ohsho Food Service Corp.	—	21
Oiles Corporation (b)	1	12
OJI Holdings Corp.	9	59
Okamoto Industries, Inc.	—	15
Okamura Corporation	2	25
Okasan Securities Group Inc. (b)	6	26
Oki Electric Industry Company Limited	4	45
Okuma Corporation	—	23
Okumura Corp.	1	13
Olympus Corp.	3	62
Omron Corp.	1	39
Open House Co.,Ltd.	1	21
OPTORUN Co.,Ltd.	1	12
Oracle Corp. Japan	—	20
Orient Corporation (b)	17	24
Oriental Land Co. Ltd.	—	30
ORIX Corp.	8	128
Osaka Gas Co. Ltd.	1	25
Osaka Soda Co., Ltd.	1	21
OSG Corporation	1	23
OSJB Holdings Corporation (c)	8	21
Otsuka Corp.	1	42
Otsuka Holdings Co., Ltd.	1	30
Outsourcing Inc.	2	33
Pacific Industrial Co., Ltd.	2	19
Paltac Corporation	1	27
Pan Pacific International Holdings Corporation	1	28
Panasonic Corp.	15	196
Paramount Bed Holdings Co., Ltd.	1	26
Park24 Co. Ltd.	1	19
Penta-Ocean Construction Co., Ltd.	3	27
PeptiDream Inc. (a)	1	23
Persol Holdings Co., Ltd.	2	31
Pigeon Corp.	2	57
PILOT Corporation	—	10
Piolax, Inc.	1	12
Press Kogyo Co., Ltd.	5	15
Prestige International Inc.	3	21
Prima Meat Packers, Ltd.	—	13
Qol Holdings Co., Ltd.	1	14
Rakus Co.,Ltd.	2	29
Recruit Holdings Co., Ltd.	3	128
Relia, Inc. (b)	1	12
Relo Group, Inc.	1	21
Rengo Co., Ltd.	3	25
RENOVA, Inc. (a)	1	47
Resona Holdings Inc.	9	40
Resorttrust, Inc.	1	24
Retail Partners Co., Ltd.	1	10
Ricoh Co. Ltd. (b)	3	32
Riken, K.K.	—	7
Rinnai Corp.	—	34
Riso Kyoiku Co., Ltd.	5	17
Rohm Co. Ltd.	—	30
Rohto Pharmaceutical Co. Ltd.	1	21
Ryohin Keikaku Co. Ltd.	2	38
Ryosan Company,Limited	1	14
S Foods Inc.	—	14
Saibu Gas Co.,Ltd.	1	17
Sakai Moving Service Co., Ltd.	—	18
Sakata INX Corporation	1	11
SALA Corporation	2	11
Samty Co., Ltd.	2	28
San-Ai Oil Co.,Ltd.	1	17
Sanken Electric Co.,Ltd. (a)	1	38
Sanki Engineering Co., Ltd.	2	21
Sankyo Co. Ltd.	1	16
Sankyo Tateyama, Inc. (a)	1	9
Sankyu Inc.	1	48
Santen Pharmaceutical Co. Ltd.	1	19
Sanwa Holdings Corporation	2	28
Sapporo Holdings Limited	1	15
Sato Holdings Corporation	1	23
Sawai Pharmaceutical Co.,Ltd. (c)	—	19
SBI Holdings Inc. (b)	1	25
SCREEN Holdings Co., Ltd.	1	53
Secom Co. Ltd.	1	51
Sega Sammy Holdings Inc.	2	23
Seibu Holdings Inc. (a)	4	49
Seiko Epson Corp. (b)	3	54
Seiko Holdings Corporation	1	17
Seino Holdings Corp.	2	24
SEIREN Co., Ltd. (b)	1	19
Sekisui Chemical Co. Ltd.	3	50
Sekisui House Ltd.	2	39
SENKO Group Holdings Co., Ltd. (b)	3	25
Seria Co., Ltd.	1	17
Seven & I Holdings Co., Ltd.	5	198
Seven Bank, Ltd. (b)	8	18
SG Holdings Co., Ltd.	1	23
Sharp Corp. (b)	2	36
Shibuya Corporation	—	10
SHIFT, Inc. (a)	—	12
Shikoku Chemicals Corporation	1	13
Shikoku Electric Power Company, Incorporated	1	11
Shima Seiki Mfg., Ltd.	1	19
Shimadzu Corp.	1	22
Shimamura Co. Ltd.	—	23
Shimizu Corp.	6	50
Shin-Etsu Chemical Co. Ltd.	1	84
Shin-Etsu Polymer Co.,Ltd.	2	14
Shinsei Bank Ltd. (b)	2	24
Shionogi & Co. Ltd. (b)	1	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ship Healthcare Holdings, Inc.	1	23
Shiseido Co. Ltd.	1	47
Shizuoka Bank Ltd.	4	30
Shizuoka Gas Co., Ltd.	2	20
SHO-BOND Holdings Co., Ltd.	—	13
Shoei Co., Ltd.	1	37
Showa Denko KK	2	66
Showa Sangyo Co., Ltd.	1	22
Sinko Industries Ltd.	1	16
Sintokogio, Ltd.	2	13
SKY Perfect JSAT Holdings Inc.	4	17
SKYLARK Holdings Co., Ltd. (a)	2	33
SMC Corp.	—	58
SMS Co., Ltd.	1	21
Softbank Corp. (b)	8	99
SoftBank Group Corp.	6	529
Sohgo Security Services Co. Ltd.	1	24
Sojitz Corp.	16	45
Solasto Corporation	2	28
Sompo Holdings, Inc. (b)	1	42
Sony Corp.	5	527
Sotetsu Holdings,Inc.	1	18
S-Pool, Inc.	3	36
Square Enix Holdings Co. Ltd.	—	17
Stanley Electric Co. Ltd.	1	30
Starts Corporation, Inc.	1	21
Starzen Company Limited (b)	1	18
Strike Co., Ltd.	—	8
Subaru Corp. NPV (b)	4	84
Sugi Holdings Co., Ltd.	1	40
SUMCO Corporation	2	44
Sumitomo Bakelite Co., Ltd.	—	12
Sumitomo Chemical Co. Ltd.	14	71
Sumitomo Corp.	2	34
Sumitomo Electric Industries Ltd.	4	63
Sumitomo Forestry Co. Ltd.	2	35
Sumitomo Heavy Industries Ltd.	2	58
Sumitomo Metal Mining Co. Ltd.	1	48
Sumitomo Mitsui Construction Co., Ltd.	5	25
Sumitomo Mitsui Financial Group Inc.	3	101
Sumitomo Mitsui Financial Group, Inc. - ADR	2	16
Sumitomo Mitsui Trust Holdings Inc. (b)	2	56
Sumitomo Osaka Cement Co., Ltd.	—	10
Sumitomo Realty & Development Co. Ltd.	2	64
Sumitomo Rubber Industries Inc.	2	28
Sumitomo Seika Chemicals Company Limited	1	18
Sundrug Co. Ltd.	1	29
Suntory Beverage & Food Limited	1	52
Sushiro Global Holdings Ltd.	2	71
Suzuken Co. Ltd.	1	27
Suzuki Motor Corp.	1	55
Sysmex Corp.	—	43
Systena Corporation	1	26
T&D Holdings Inc.	3	40
Tadano Ltd.	2	24
Taihei Dengyo Kaisha, Ltd.	1	17
Taiheiyo Cement Corp.	2	58
Taiko Pharmaceutical Co., Ltd. (b)	1	8
Taisei Corp.	3	97
Taisho Pharmaceutical Holdings Company Ltd.	—	19
Taiyo Holdings Co., Ltd.	—	22
Taiyo Nippon Sanso Corp.	2	48
Taiyo Yuden Co. Ltd.	1	66
Takamatsu Construction Group Co.,Ltd.	1	12
Takara Holdings Inc. (b)	1	16
Takara Leben Co., Ltd.	5	17
Takasago International Corporation	1	19
Takasago Thermal Engineering Co. Ltd.	1	12
Takashimaya Co. Ltd.	2	26
Takeda Pharmaceutical Co. Ltd.	3	116
Takeuchi Mfg. Co., Ltd.	1	34
Takuma Co., Ltd.	1	24
Tayca Corporation	1	7
TDK Corp.	1	98
TechMatrix Corporation	1	16
TechnoPro Holdings, Inc.	—	33
Teijin Ltd. (b)	3	47
Terumo Corp.	2	76
T-Gaia Corporation	1	10
The Akita Bank, Ltd.	1	8
The Aomori Bank, Ltd.	1	11
The Bank of Iwate, Ltd.	1	19
The Bank of Nagoya, Ltd.	1	17
The Bank of Okinawa, Ltd.	—	11
The Chugoku Bank, Limited	2	21
The Ehime Bank, Ltd.	2	14
The Gunma Bank, Ltd.	6	22
The Hachijuni Bank, Ltd.	5	19
The Hokkoku Bank, Ltd.	—	10
The Hyakugo Bank, Ltd.	4	12
The Hyakujushi Bank, Ltd.	1	9
The Iyo Bank, Ltd.	4	25
The Japan Steel Works, Ltd.	1	19
The Japan Wool Textile Co.,Ltd. (b)	2	15
The Juroku Bank, Ltd.	1	14
The Kiyo Bank, Ltd.	1	18
The Monogatari Corporation	—	13
The Musashino Bank, Ltd	—	7
The Nanto Bank, Ltd.	1	11
The Ogaki Kyoritsu Bank, Ltd.	1	16
The Oita Bank, Ltd.	1	16
The Okinawa Electric Power Company, Incorporated	1	11
The Pack Corporation	—	11
The San-in Godo Bank, Ltd.	3	17
The Sumitomo Warehouse Co., Ltd.	2	25
TheKeiyo Bank, Ltd.	2	10
THK Co. Ltd.	1	38
TIS Inc.	1	26
Toagosei Co. Ltd.	1	14
Tobu Railway Co. Ltd.	1	22
TOCALO Co., Ltd.	1	14
Toda Corp.	4	29
Toei Animation Co., Ltd.	—	32
Toei Company, Ltd.	—	22
Toho Co. Ltd.	1	20
Toho Gas Co. Ltd.	1	37
Toho Holdings Co. Ltd.	1	18
Tohoku Electric Power Co. Inc.	2	21
Tokai Carbon Co., Ltd.	3	55
TOKAI Holdings Corporation	3	23
Tokairika Co., Ltd.	1	24
Token Corporation	—	39
Tokio Marine Holdings Inc.	2	110
Tokuyama Corporation	1	23
Tokyo Century Corp.	1	47
Tokyo Electric Power Co. Holdings Inc. (a)	10	34
Tokyo Electron Ltd.	—	171
Tokyo Gas Co. Ltd.	2	42
Tokyo Ohka Kogyo Co., Ltd.	—	13
Tokyo Seimitsu Co., Ltd.	1	41
Tokyo Tatemono Co. Ltd.	3	46
Tokyotokeiba Co., Ltd.	1	25
Tokyu Construction Co., Ltd.	3	18
Tokyu Corp.	1	17
Tokyu Fudosan Holdings Corporation	10	58
TOMONY Holdings,Inc.	4	11
TOMY Company, Ltd.	2	16
TOPCON Corporation	2	22
Toppan Forms Co., Ltd.	2	24
Toppan Printing Co. Ltd.	1	24
Topre Corporation	1	16
Topy Industries Ltd.	1	13
Toray Industries Inc.	20	128
Toshiba Corp.	2	68
Toshiba Machine Co. Ltd.	1	25
Toshiba TEC Corporation (a)	1	29
Tosoh Corp.	2	46
Totetsu Kogyo Co., Ltd.	1	19
TOTO Ltd.	1	37

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Towa Pharmaceutical Co. Ltd.	1	13
Toyo Construction Co., Ltd.	6	30
Toyo Ink SC. Holdings Co., Ltd.	1	13
Toyo Seikan Group Holdings Ltd.	1	13
Toyo Suisan Kaisha Ltd.	1	29
Toyo Tire Corporation	2	37
Toyobo Co., Ltd. (b)	2	19
Toyoda Gosei Co. Ltd.	1	32
Toyota Boshoku Corporation	2	27
Toyota Industries Corp.	—	36
Toyota Motor Corp.	13	984
Toyota Motor Corporation - ADR (b)	—	55
Toyota Tsusho Corp.	2	84
transcosmos inc.	1	14
Trend Micro Inc.	1	30
Tri Chemical Laboratories Inc.	1	26
Trusco Nakayama Corporation	—	11
TS Tech Co.,Ltd.	1	18
Tsubaki Nakashima Co., Ltd.	1	22
Tsubakimoto Chain Co.	1	19
Tsumura & Co.	1	18
TSURUHA Holdings ,Inc.	—	26
TV Asahi Holdings Corp.	1	23
UACJ Corporation (a)	1	31
Ube Industries Ltd. (b)	1	28
Uchida Yoko Co., Ltd.	—	18
Ulvac Inc.	1	25
Unicharm Corp.	1	34
Unipres Corp. (a)	1	13
United Super Markets Holdings Inc.	1	13
Universal Entertainment Corporation (a)	—	10
Ushio Inc.	2	26
USS Co. Ltd.	1	22
UT Group Co., Ltd.	1	40
Valor Holdings Co. Ltd.	1	25
Vector, Inc.	2	27
Vital Ksk Holdings, Inc.	1	9
VT Holdings Co., Ltd.	2	10
Wacom Co., Ltd.	3	22
Wakita & Co., Ltd.	1	10
Welcia Holdings Co.,Ltd.	1	21
West Holdings Corporation	1	20
West Japan Railway Co.	1	39
Workman Co., Ltd. (b)	—	22
Yahoo! Japan Corp.	8	40
Yakult Honsha Co. Ltd.	—	20
Yakuodo Holdings Co.,Ltd.	1	13
Yamabiko Corporation	2	19
Yamada Denki Co. Ltd.	6	35
Yamaguchi Financial Group,Inc.	2	15
Yamaha Corp.	1	27
Yamaha Motor Co. Ltd.	3	66
Yamaichi Electronics Co., Ltd.	2	22
Yamato Holdings Co. Ltd.	3	85
Yamato Kogyo Co. Ltd.	1	24
Yamazaki Baking Co. Ltd.	2	32
Yamazen Corporation	1	12
YAOKO Co., Ltd. (b)	1	31
Yaskawa Electric Corp.	1	35
Yokogawa Bridge Holdings Corp.	1	11
Yokogawa Electric Corp.	1	17
Yokohama Reito Co., Ltd.	2	14
Yokohama Rubber Co. Ltd.	2	39
Yokowo Co., Ltd.	1	22
Yuasa Trading Co. Ltd.	1	23
Zenkoku Hosho Co., Ltd.	1	28
Zenrin Co., Ltd.	1	14
Zeon Corporation	1	22
		28,664
United Kingdom 12.6%
3i Group plc	3	50
4imprint Group PLC (a)	1	33
888 Holdings Public Limited Company	7	41
A.G. Barr P.L.C. (a)	1	10
Admiral Group PLC	1	53
Aggreko PLC	5	60
Airtel Africa PLC	10	11
AJ Bell PLC	4	25
Alliance Pharma PLC	14	18
Anglo American PLC	3	111
AO World PLC (a)	5	20
Arrow Global Group PLC (a)	4	15
Ascential Group Limited (a)	4	20
Ashmore Group PLC	6	31
Ashtead Group Public Limited Company	3	179
ASOS Plc (a)	1	76
Associated British Foods PLC (a)	2	56
AstraZeneca PLC - ADR (b)	6	291
Auto Trader Group PLC (a)	8	59
Avast PLC	8	53
AVEVA Group plc	1	30
Aviva PLC	25	142
Avon Rubber p.l.c.	1	24
B&M European Value Retail S.A.	12	89
Babcock International Group PLC (a)	8	26
BAE Systems PLC	17	122
Balfour Beatty PLC	14	55
Barclays PLC - ADR (b)	20	199
Barratt Developments P L C	7	76
Beazley Ireland Holdings PLC (a)	4	19
Bellway P L C	2	79
Biffa PLC (a)	7	25
Bodycote PLC	2	25
boohoo Group PLC (a)	5	22
BP P.L.C. - ADR	14	329
Brewin Dolphin Holdings PLC	3	15
British American Tobacco P.L.C. - ADR (b)	2	96
British American Tobacco P.L.C.	4	157
Britvic PLC	3	40
BT Group Plc (a)	123	262
Bunzl Public Limited Company	2	55
Burberry Group PLC (a)	4	110
Cairn Energy PLC (a)	10	24
Capita PLC (a)	6	4
CareTech Holdings PLC	1	11
Central Asia Metals PLC	8	27
Centrica PLC (a)	141	105
Chemring Group PLC	6	21
Chesnara PLC	3	13
Cineworld Group PLC (a) (b)	10	13
Clarkson PLC	—	15
Clinigen Group PLC	2	23
Clipper Logistics PLC	1	11
Close Brothers Group PLC	2	39
CLS Holdings PLC	4	11
CMC Markets PLC	2	16
Coats Group PLC	40	31
Coca-Cola European Partners PLC	2	93
Compass Group PLC (a)	9	182
Computacenter PLC	1	34
Concentric AB	1	11
Contourglobal PLC	8	22
Convatec Group PLC	11	28
Costain Group PLC (a) (b)	3	2
Countryside Properties PLC (a)	3	20
Cranswick PLC	—	24
Crest Nicholson Holdings PLC (a)	7	39
Croda International Public Limited Company	1	59
CVS Group PLC (a)	1	22
Daily Mail and General Trust P L C	2	25
DCC Public Limited Company	1	80
De La Rue PLC (a)	5	14
Devro PLC	8	22
DFS Furniture PLC (a)	5	18
Diageo PLC - ADR	1	243
Diploma PLC	1	43
Direct Line Insurance Limited	15	65
Dixons Carphone PLC (a)	16	32
Domino's Pizza Group PLC	6	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Drax Group PLC	10	61
DS Smith PLC	16	90
Dunelm Group PLC	1	23
easyJet PLC (a)	4	58
Electrocomponents Public Limited Company	7	90
Elementis PLC (a)	13	22
EMIS Group PLC	1	13
EnQuest PLC (a)	59	14
Equiniti Group PLC (a)	5	10
Essentra PLC	3	10
Euromoney Institutional Investor PLC	2	20
Evraz PLC	7	53
Experian PLC	2	83
FDM Group (Holdings) PLC	1	15
Ferguson PLC	1	160
Ferrexpo PLC	7	34
Fevertree Drinks PLC	1	35
Fiat Chrysler Automobiles N.V. (a)	13	226
Fiat Chrysler Automobiles N.V. (a)	16	283
FirstGroup PLC (a)	24	31
Forterra PLC	3	12
Frasers Group PLC (a)	5	34
G4S PLC (a)	26	87
Galliford Try Holdings PLC	1	2
Games Workshop Group PLC	—	57
Gamesys Group PLC	2	53
Gamma Communications PLC	1	33
GlaxoSmithKline PLC - ADR (b)	7	232
GlaxoSmithKline PLC	1	23
Grainger PLC	10	36
Greggs PLC (a)	1	42
Gulf Keystone Petroleum Ltd (a)	4	10
GVC Holdings PLC (a)	7	153
Halfords Group PLC (a)	3	18
Halma Public Limited Company	1	44
Hargreaves Lansdown PLC	1	28
Hays PLC (a)	23	48
Helical PLC	2	9
Henry Boot PLC	4	16
Hikma Pharmaceuticals Public Limited Company	3	80
Hill & Smith Holdings PLC	1	14
Hilton Food Group PLC	1	13
Hiscox Ltd. (a)	3	31
Hochschild Mining PLC	6	15
HomeServe PLC	3	48
Howden Joinery Group PLC	8	81
HSBC Holdings PLC - ADR	10	304
Hyve Group PLC (a)	3	5
Ibstock PLC	7	21
IG Group Holdings PLC	5	67
IMI Plc	4	66
Impax Asset Management Group PLC	1	12
Imperial Brands PLC	10	208
Inchcape PLC	8	79
Indivior PLC (a)	8	14
Informa Switzerland Limited (a)	8	64
Integrafin Holdings PLC (d)	3	20
InterContinental Hotels Group PLC - ADR (a)	1	64
Intermediate Capital Group PLC	2	61
International Personal Finance PLC (a)	5	8
Intertek Group Plc	1	58
Investec PLC	10	30
Iomart Group PLC	2	10
IP Group PLC	20	34
IQE PLC (a) (b)	22	18
ITV Plc (a)	51	84
J D Wetherspoon PLC (a)	1	16
J Sainsbury PLC	31	104
James Fisher And Sons Public Limited Company	1	8
James Halstead PLC	2	14
JD Sports Fashion Plc (a)	5	59
Jet2 PLC (a)	2	42
John Laing Group PLC	8	34
John Wood Group PLC (a)	12	45
Johnson Matthey PLC	2	91
Johnson Service Group PLC (a)	7	14
Jupiter Fund Management PLC	9	35
Just Group Plc (a)	13	18
Kainos Group PLC	1	11
KAZ Minerals PLC	4	51
Keller Group PLC	2	21
Kingfisher Plc	27	118
Lancashire Holdings Limited	1	13
Legal & General Group PLC	29	111
Lloyds Banking Group PLC	212	124
London Stock Exchange Group PLC	—	41
M&G PLC	43	124
Man Group PLC	23	51
Marks & Spencer Group Plc (a)	31	64
Marshalls PLC	2	23
Marston's PLC (a)	15	21
Mears Group PLC (a)	3	8
Meggitt PLC (a)	7	44
Melrose Holdings Limited	39	89
Micro Focus International PLC	4	30
Micro Focus International PLC - ADR	1	8
Mitchells & Butlers PLC (a) (b)	4	17
MITIE Group PLC (a)	20	18
Mondi plc	5	129
Moneysupermarket.com Group PLC	9	32
Morgan Advanced Materials PLC	7	28
Morgan Sindall Group PLC	1	19
National Express Group PLC (a)	3	14
National Grid PLC - ADR	1	64
NatWest Group PLC - ADR (b)	5	27
Next Fifteen Communications Limited (b)	3	24
Next PLC (a)	1	85
Ninety One PLC (a)	6	21
Ocado Group PLC (a)	1	26
OSB Group PLC	5	29
Oxford Instruments PLC	1	38
PageGroup Plc (a)	7	43
Pan African Resources PLC	32	7
Paragon Banking Group PLC	5	30
PayPoint PLC	1	7
Pearson PLC - ADR (b)	6	59
Pearson PLC	4	44
Pennon Group PLC	3	47
Persimmon Public Limited Company	1	46
Petrofac Limited (a) (b)	2	3
Pets at Home Group PLC	8	43
Phoenix Group Holdings PLC	7	72
Photo - Me International P L C (a)	9	7
Playtech PLC (a)	5	29
Polar Capital Holdings PLC	2	15
Polypipe Group PLC	2	13
Premier Foods PLC (a)	11	15
Premier Oil PLC (a) (b)	23	7
Provident Financial PLC (a)	3	8
PZ Cussons PLC	4	15
QinetiQ Group PLC	7	31
Quilter PLC	20	44
R P S Group PLC (a)	6	7
Rathbone Brothers Public Limited Company	1	21
Reach PLC	11	34
Reckitt Benckiser Group PLC	3	227
Redde Northgate PLC	5	22
Redrow PLC	4	32
Relx PLC - ADR	4	96
Renew Holdings PLC.	1	5
Rentokil Initial PLC	9	57
Rightmove PLC	7	59
Rio Tinto PLC - ADR (b)	7	536
Robert Walters PLC	1	6
Rolls-Royce Holdings plc (a)	23	33
Rotork P.L.C.	10	47
Royal Mail PLC	13	92
RSA Insurance Group PLC	6	56
RWS Holdings PLC	2	19
Sabre Insurance Group PLC	2	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Savills PLC	2	30
Schroders PLC	1	39
Schroders PLC	1	20
Senior PLC (a)	9	14
Serco Group PLC	6	12
Severn Trent PLC	1	45
Signature Aviation PLC (a)	7	37
Smart Metering Systems PLC	1	16
Smith & Nephew PLC	2	33
Smiths Group PLC	3	63
Softcat PLC	2	49
Spectris PLC	1	52
Speedy Hire PLC	21	19
Spirax-Sarco Engineering PLC	—	54
Spire Healthcare Group PLC (a)	7	16
Spirent Communications PLC	8	27
SSE PLC	7	139
SSP Group PLC (a)	6	33
St. James's Place PLC	5	81
St. Modwen Properties PLC	6	32
Stagecoach Group PLC (a)	6	8
Standard Chartered PLC	15	105
Standard Life Aberdeen PLC	41	163
Sthree Plc	4	21
Stolt-Nielsen M.S. Ltd.	2	27
Superdry PLC (a)	2	7
Synthomer PLC	3	20
Tate & Lyle Public Limited Company	10	103
Taylor Wimpey PLC	36	90
Telecom Plus PLC	1	11
Tesco PLC	65	206
The Berkeley Group Holdings PLC	1	50
The Go-Ahead Group PLC (a)	1	10
The Gym Group PLC (a)	1	4
The Restaurant Group PLC (a)	5	9
The Royal Bank of Scotland Group Public Limited Company	15	41
The Sage Group PLC.	5	44
The Vitec Group PLC.	1	11
TI Fluid Systems PLC	6	21
TP Icap Group PLC	9	31
Travis Perkins PLC (a)	4	86
TT Electronics PLC	5	17
Tullow Oil PLC (a) (b)	20	13
Tyman PLC	4	21
Ultra Electronics Holdings PLC	1	27
Unilever Plc - ADR	8	440
United Utilities Group PLC	6	71
Vectura Group PLC (a)	17	28
Vesuvius PLC	4	29
Victrex PLC	1	32
Virgin Money UK PLC (a)	21	54
Vistry Group PLC	2	25
Vodafone Group Public Limited Company	173	315
Vodafone Group Public Limited Company - ADR	3	64
Watches of Switzerland Group PLC (a)	—	2
Watkin Jones PLC	6	18
Weir Group PLC(The) (a)	3	69
WH Smith PLC (a)	1	36
Whitbread PLC (a)	2	78
William Hill PLC (a)	12	45
WM Morrison Supermarkets P L C	36	92
WPP 2012 Limited	7	95
Young & Co's Brewery PLC (a)	1	20
		15,872
Canada 10.2%
Absolute Software Corporation	1	11
AcuityAds Inc. (a)	1	9
Aecon Group Inc.	2	23
AGF Holdings Inc. - Class B	2	14
Agnico Eagle Mines Limited	—	13
Agnico Eagle Mines Limited	1	75
Air Canada (a)	1	15
Alamos Gold Inc - Class A	6	49
Algonquin Power & Utilities Corp.	5	73
Alimentation Couche-Tard Inc. - Class B	4	115
AltaGas Ltd.	5	91
Altius Minerals Corporation	1	14
ARC Resources Ltd. (b)	9	58
Aritzia, Inc. (a)	2	44
ATCO Ltd. - Class I	—	13
ATS Automation Tooling Systems Inc. (a)	1	21
B2Gold Corp.	16	68
Badger Daylighting Ltd.	1	34
Bank of Montreal	3	228
Bank of Montreal	—	38
Barrick Gold Corporation	4	70
BCE Inc.	1	24
BlackBerry Limited (a) (b)	3	23
Bombardier Inc. - Class B (a)	17	13
Boralex Inc. - Class A	1	44
Brookfield Asset Management Inc. - Class A	1	26
BRP Inc.	1	43
CAE Inc. (a)	2	71
Cameco Corp.	2	40
Cameco Corporation	3	43
Canaccord Genuity Group Inc.	2	19
Canacol Energy Ltd.	7	20
Canada Goose Holdings Inc. (a) (b)	1	24
Canadian Imperial Bank of Commerce	3	269
Canadian National Railway Company	2	201
Canadian National Railway Company	—	35
Canadian Natural Resources Ltd.	11	332
Canadian Pacific Railway Limited (b)	—	153
Canadian Tire Corporation, Limited - Class A	1	115
Canadian Utilities Limited - Class A	1	35
Canadian Western Bank	1	31
Canfor Corporation (a)	2	39
Canopy Growth Corporation (a)	1	39
Canopy Growth Corporation (a) (b)	1	18
CanWel Building Materials Group Ltd.	3	25
Capital Power Corporation	2	49
Cascades Inc.	2	29
CCL Industries Inc. - Class B	2	100
Celestica Inc. (a)	3	26
Cenovus Energy Inc.	11	82
Cenovus Energy Inc.	7	56
Centerra Gold Inc.	3	31
CGI Inc. - Class A (a)	1	48
CGI Inc. - Class A (a)	1	75
CI Financial Corp. (b)	4	53
Cineplex Inc. (a) (b)	1	11
Cogeco Communications	—	28
Cogeco Inc.	—	23
Colliers International Group Inc.	1	59
Computer Modelling Group Ltd.	2	9
Constellation Software Inc.	—	140
Corus Entertainment Inc - Class B	6	29
Crescent Point Energy Corp.	9	37
Descartes Systems Group Inc. (a)	1	43
Dollarama Inc.	2	66
Dream Unlimited Corp. - Class A	1	26
Dundee Precious Metals Inc.	3	21
ECN Capital Corp.	3	19
Eldorado Gold Corporation (a)	3	28
Element Fleet Management Corp. (b)	9	95
Emera Inc.	2	80
Empire Company Limited - Class A	2	72
Enbridge Inc.	3	113
Enerflex Ltd.	2	11
Enerplus Corporation	4	19
Enghouse Systems Limited	1	37
Equitable Group Inc.	—	40
Ero Copper Corp. (a)	1	22
Evertz Technologies Limited	2	18
Extendicare Inc. (b)	3	21
Fairfax Financial Holdings Ltd.	—	131
Fiera Capital Corporation - Class A	2	14
Finning International Inc.	4	94
First Majestic Silver Corp. (a) (b)	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
First National Financial Corporation	1	28
First Quantum Minerals Ltd	7	135
FirstService Corporation (b)	—	45
Fortis Inc.	1	60
Fortuna Silver Mines Inc. (a)	3	22
Franco-Nevada Corporation	—	25
Freehold Royalties Ltd. (b)	3	20
Genworth Financial Mortgage Insurance Company Canada	1	17
George Weston Ltd.	1	52
Gibson Energy Holding ULC (b)	3	48
Gildan Activewear Inc. - Class A (a)	1	21
Great Canadian Gaming Corp (a)	1	34
Great-West Lifeco Inc.	2	49
Guardian Capital Group Limited - Class A	1	16
Hardwoods Distribution Inc.	1	15
Heroux-Devtek Inc. (a)	1	19
Home Capital Group Inc. (a)	1	27
Hudbay Minerals Inc.	7	47
Hydro One Limited	1	28
iA Financial Corporation Inc.	1	71
IGM Financial Inc. (b)	1	40
Imperial Oil Limited	1	23
Imperial Oil Ltd.	2	48
Industries Lassonde Inc. - Class A	—	14
Innergex Energie Renouvelable Inc. (b)	2	28
Intact Financial Corporation	1	98
Inter Pipeline Ltd.	9	127
Interfor Corporation (a)	1	25
Intertape Polymer Group Inc.	2	40
Jamieson Wellness Inc.	1	41
Keyera Corp.	4	84
Kinaxis Inc. (a)	—	23
Kinross Gold Corporation	15	101
Kinross Gold Corporation	3	23
Kirkland Lake Gold Ltd.	2	58
Knight Therapeutics Inc. (a)	4	16
Labrador Iron Ore Royalty Corporation (b)	1	41
Laurentian Bank of Canada	1	35
Leon's Furniture Limited	1	16
Linamar Corporation	1	83
Loblaw Cos. Ltd.	1	61
Lundin Mining Corp.	14	148
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	8	41
Magna International Inc.	4	316
Manulife Financial Corp.	8	168
Maple Leaf Foods Inc.	2	46
Martinrea International Inc.	2	21
MEG Energy Corp. (a)	4	22
Methanex Corporation	—	17
Methanex Corporation	1	30
Metro Inc. - Class A	2	80
Morneau Shepell Inc.	1	16
MTY Food Group Inc. (a) (b)	1	55
Mullen Group Ltd.	3	27
National Bank of Canada	4	267
New Gold Inc (a)	16	24
NFI Group Inc. (b)	1	11
North American Construction Group, LLC	2	24
Northland Power Inc.	2	76
Nutrien Ltd.	3	135
ONEX Corporation	1	81
Open Text Corporation	1	64
Open Text Corporation	1	24
Pan American Silver Corp.	2	48
Paramount Resources Ltd - Class A (a) (b)	4	30
Parex Resources Inc. (a)	3	62
Park Lawn Corporation	1	18
Parkland Corporation	2	60
Pason Systems Inc.	1	7
Pembina Pipeline Corporation	3	90
PEYTO Exploration & Development Corp.	5	22
Polaris Infrastructure Inc.	2	26
Prairiesky Royalty Ltd.	2	23
Premium Brands Holdings Corporation	1	48
Pretium Resources Inc. (a)	2	23
Quebecor Inc. - Class B	2	62
Quincaillerie Richelieu Ltee	1	43
Real Matters Inc. (a)	1	13
Restaurant Brands International Limited Partnership	2	98
Ritchie Bros. Auctioneers Incorporated	1	38
Ritchie Bros. Auctioneers Incorporated	1	35
Rogers Communications Inc. - Class B (b)	1	40
Rogers Communications Inc. - Class B	2	84
Rogers Sugar Inc. (b)	4	16
Roxgold Inc. (a)	16	20
Royal Bank of Canada	4	378
Royal Bank of Canada	5	490
Russel Metals Inc.	1	18
Saputo Inc.	2	48
Secure Energy Services Inc. (b)	2	7
Seven Generations Energy Ltd. - Class A (a)	5	36
Shaw Communications Inc. - Class B	6	168
ShawCor Ltd. (a)	2	8
Shopify Inc. - Class A (a)	—	70
Sienna Senior Living Inc.	2	17
Sleep Country Canada Holdings Inc.	1	23
SNC-Lavalin Group Inc.	3	64
SSR Mining Inc.	3	43
Stantec Inc. (b)	1	43
Stelco Holdings Inc.	2	43
Stella-Jones Inc.	1	28
Sun Life Financial Inc.	1	60
Sun Life Financial Inc.	1	25
Suncor Energy Inc.	3	54
Suncor Energy Inc.	8	169
SunOpta Inc. (a)	1	21
Superior Plus Corp. (b)	4	49
TC Energy Corporation (b)	4	186
Teck Resources Limited - Class B	6	111
TF1 International	1	97
The Bank of Nova Scotia	5	307
The North West Company Inc.	1	32
The Toronto-Dominion Bank	3	204
The Toronto-Dominion Bank	1	39
Thomson Reuters Corporation	1	53
Timbercreek Financial Corp.	3	20
TMX Group Limited (b)	—	31
Topicus.Com Inc. (a)	—	12
Torex Gold Resources Inc. (a)	2	27
Toromont Industries Ltd.	1	56
Tourmaline Oil Corp	3	61
TransAlta Corporation	2	33
TransAlta Corporation	8	76
Transcontinental Inc. - Class A	2	30
Tricon Residential Inc.	2	17
Turquoise Hill Resources Ltd. (a) (b)	1	14
Vermilion Energy Inc. (a) (b)	2	17
Wajax Corporation	1	14
Waste Connections, Inc.	—	43
Wesdome Gold Mines Ltd (a)	3	20
West Fraser Timber Co. Ltd.	2	116
Western Forest Products Inc.	12	17
Westshore Terminals Investment Corporation (b)	1	14
Wheaton Precious Metals Corp.	1	27
Whitecap Resources Inc. (b)	22	96
Winpak Ltd.	—	14
WSP Canada Inc.	1	105
Yamana Gold Inc.	6	25
		12,812
France 7.2%
ABC Arbitrage	1	12
Accor SA (a)	1	53
Aeroports de Paris (a)	—	37
Albioma	1	27
ALD (e)	2	27
Alstom (a)	1	45
Alten (a)	—	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Amundi	—	37
Arkema	1	116
AtoS SE	1	94
Aubay	—	12
AXA SA	4	110
Beneteau SA (a)	1	11
Bigben Interactive (a)	—	11
Biomerieux SA	—	32
BNP Paribas SA	3	182
Bollore SA	10	50
Bonduelle	—	9
Bouygues SA	3	122
Bureau Veritas	3	88
Capgemini SA	1	187
Carrefour SA	10	186
CGG (a)	11	14
Cie de Saint-Gobain	4	210
Cie Generale d'Optique Essilor International SA	1	89
CNP Assurances SA	2	46
Coface SA	1	13
Compagnie Generale des Etablissements Michelin	2	256
Compagnie Plastic Omnium	1	32
Credit Agricole SA	4	52
Danone	3	200
Dassault Aviation SA	—	27
Dassault Systemes SA	—	30
Derichebourg (a)	4	30
EDENRED	2	87
Eiffage	1	146
Electricite de France	6	80
Elior Group (a)	2	11
Elis SA (a)	4	61
Engie	5	64
ERAMET (a)	—	33
Europcar Mobility Group (a)	7	2
Eutelsat Communications	3	34
Faurecia	2	96
Fnac Darty	1	48
Gaztransport Et Technigaz	—	31
Getlink S.E.	2	31
Guerbet	—	10
Hermes International SCA	—	101
ID Logistics (a)	—	28
Iliad SA	—	47
Imerys	1	28
IPSEN	1	44
Ipsos	1	29
Jacquet Metal Service	1	26
JC Decaux SA (a)	1	32
Kaufman & Broad SA	1	22
Kering SA	—	186
Korian S.A.	1	33
L.D.C.	—	10
Lagardere SCA (a)	1	26
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	241
Lectra	1	29
Legrand SA	2	142
LNA Santé	—	10
L'Oreal SA	—	108
LVMH Moet Hennessy Louis Vuitton SE	1	527
Maisons Du Monde	1	22
Mersen	1	23
Metropole Television	1	14
Natixis	14	65
Neoen (a) (b)	1	30
Nexans	—	30
Nexity	1	52
NYSE B.V.	1	67
Orange SA	27	338
Orpea	1	67
Pernod-Ricard SA	—	53
Pharmagest Interactive	—	13
Publicis Groupe SA	6	338
Quadient SAS	1	12
Remy Cointreau SA	—	37
Renault SA (a)	2	91
Rexel	4	86
Rothschild & Co	1	29
Rubis	1	36
Safran	1	158
Sanofi SA	1	147
Sartorius Stedim Biotech	—	46
Savencia SA	—	7
Schneider Electric SE (a)	1	133
SCOR	3	104
SEB SA	—	57
Societe BIC SA	—	16
Societe Generale SA	5	138
Sodexo SA (a)	1	115
SOITEC (a)	—	41
Somfy SA	—	25
Sopra Steria Group	—	53
Spie SA	3	66
STEF	—	13
SUEZ	2	53
Synergie	—	12
Tarkett (a)	1	8
Teleperformance	—	122
Television Francaise 1	1	13
Thales SA	1	121
Thermador Groupe	—	12
Tikehau Capital	1	22
Total SA	11	512
Trigano	—	19
Ubisoft Entertainment (a)	1	52
Valeo	4	145
Vallourec (a) (b)	—	7
Veolia Environnement	2	42
Vetoquinol SA	—	15
Vicat	—	12
Vilmorin & Cie	—	7
VINCI	3	323
Virbac	—	13
Vivendi SA	2	60
Worldline (a)	1	83
		9,080
Germany 7.0%
1&1 Drillisch AG	1	36
Aareal Bank AG	1	22
Adidas AG - Class N	1	160
ADO Properties S.A.	1	19
ADVA AG Optical Networking (a)	1	11
Aixtron SE	2	39
Allgeier SE	—	6
Allianz SE	1	305
Aroundtown SA	6	44
ATOSS Software AG	—	19
Aurubis AG	—	38
BASF SE - Class N	2	156
Bayer AG - Class N	3	220
Bayerische Motoren Werke AG	2	249
Baywa Aktiengesellschaft	—	15
Bechtle Aktiengesellschaft	—	69
Beiersdorf AG	—	22
Bertrandt Aktiengesellschaft	—	11
Bilfinger SE	1	29
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien (a)	2	15
Brenntag AG - Class N	2	196
CANCOM SE	—	21
Carl Zeiss Meditec AG	—	34
Ceconomy AG	2	21
Ceconomy AG (a)	2	11
CEWE Stiftung & Co. KGaA	—	32
CompuGroup Medical SE & Co. KGaA - Class A	—	27
Continental AG (a)	1	147
Corestate Capital Holding S.A. (a) (b)	1	12
Covestro AG	3	179
CropEnergies AG	2	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CTS Eventim AG & Co. KGaA (a)	1	43
Daimler AG - Class N	6	560
Delivery Hero SE (a)	—	21
Dermapharm Holding SE	—	25
Deutsche Bank Aktiengesellschaft - Class N (a)	12	143
Deutsche Beteiligungs AG	—	12
Deutsche Boerse AG - Class N	1	112
Deutsche EuroShop AG - Class N (a)	1	16
Deutsche Lufthansa AG (a)	4	50
Deutsche Pfandbriefbank AG	2	24
Deutsche Post AG - Class N	4	227
Deutsche Telekom AG - Class N	26	529
DEUTZ Aktiengesellschaft (a)	3	23
Dialog Semiconductor PLC (a)	1	80
Dr. Honle AG	—	1
Dresdner Bank AG (a)	18	110
Durr Aktiengesellschaft	1	27
DW Property Invest GmbH	1	52
E.ON SE - Class N	9	109
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	—	16
Evonik Industries AG	2	56
Evotec SE (a)	1	22
Fielmann AG (a)	—	27
flatexDEGIRO AG (a)	—	23
Fraport AG Frankfurt Airport Services Worldwide (a)	—	28
freenet AG - Class N	3	68
Fresenius Medical Care AG & Co. KGaA	2	160
Fresenius SE & Co. KGaA	3	142
Fuchs Petrolub SE	1	21
GEA Group AG	1	61
Gerresheimer AG	1	52
Grand City Properties S.A.	1	21
Grenke Bank AG	—	12
Hamburger Hafen und Logistik Aktiengesellschaft	1	19
Hannover Rueck SE - Class N	—	43
Hapag-Lloyd Aktiengesellschaft	—	27
HeidelbergCement AG	1	123
HELLA GmbH & Co. KGaA (a)	1	28
Hellofresh SE (a)	1	112
Henkel AG & Co. KGaA	—	24
Hochtief AG	1	46
HORNBACH Holding AG & Co. KGaA	—	34
Hugo Boss AG	1	37
Hypoport SE - Class N (a)	—	32
INDUS Holding Aktiengesellschaft	—	10
Infineon Technologies AG - Class N	3	135
Instone Real Estate Group AG (d)	—	14
JENOPTIK Aktiengesellschaft	1	28
K+S Aktiengesellschaft - Class N (a)	5	45
Kion Group AG	2	155
Klockner & Co SE - Class N (a)	3	33
Knorr - Bremse Aktiengesellschaft	—	40
Koenig & Bauer AG (a)	1	15
Krones AG	—	10
KWS SAAT SE & Co. KGaA	—	16
LANXESS Aktiengesellschaft	1	96
LEG Immobilien AG	—	58
Merck KGaA	1	89
MLP SE	2	19
MTU Aero Engines AG - Class N	1	118
Muenchener Rueckversicherungs AG - Class N	—	95
Nagarro SE (a)	—	21
Nemetschek SE	1	49
New Work SE - Class N	—	11
Nexus AG	—	22
Nordex SE (a)	2	51
NORMA Group SE	—	21
Patrizia AG - Class N	1	13
ProSiebenSat.1 Media SE	4	81
PSI Software AG	—	14
Puma SE	—	46
Rational AG	—	35
Rheinmetall Aktiengesellschaft	1	65
RWE AG	3	123
SAF-HOLLAND GmbH (a)	2	28
Salzgitter AG (a)	1	25
SAP SE	2	262
Scout24 Holding GmbH	1	61
Siemens AG - Class N	1	153
Siemens Energy AG (a)	1	27
Siemens Healthineers AG	1	51
Siltronic AG	—	52
Sixt SE (a)	—	44
Software Aktiengesellschaft	1	23
STRATEC SE	—	7
Stroer SE & Co. KGaA	1	42
Sudzucker AG	1	19
Symrise AG	—	55
TAG Immobilien AG	1	33
TAKKT AG	2	24
Talanx Aktiengesellschaft	1	30
TeamViewer AG (a)	1	46
Telefonica Deutschland Holding AG	28	82
ThyssenKrupp AG (a)	6	83
TUI AG - Class N (a) (d)	2	8
Uniper SE	2	60
United Internet AG - Class N	2	70
Varta AG (b)	—	27
VERBIO Vereinigte BioEnergie AG	1	33
Volkswagen AG	—	71
Vonovia SE	1	82
Wacker Chemie AG	—	27
Wacker Neuson SE - Class N	2	44
Wuestenrot & Wuerttembergische AG - Class N	1	11
Zalando SE (a)	—	18
Zeal Network SE - Class N	—	14
zooplus AG (a)	—	49
		8,773
Australia 6.6%
A.P. Eagers Limited (b)	3	36
Accentro Real Estate AG	11	20
Adelaide Brighton Ltd.	8	20
Afterpay Limited (a)	—	20
AGL Energy Limited	2	14
ALS Limited	7	51
Altium Limited	—	10
Alumina Ltd.	31	42
AMP Ltd. (a)	31	30
Ampol Limited	2	43
Ansell Limited	2	67
APA Group	5	38
ARB Corporation Limited	2	45
Aristocrat Leisure Limited	3	68
ASX Ltd.	—	21
Atlas Arteria Limited	8	38
AUB Group Limited	1	13
Aurizon Holdings Limited	24	71
AusNet Services Holdings Pty Ltd	18	26
Australia & New Zealand Banking Group Ltd.	12	249
Australian Agricultural Company Limited (a)	15	14
Australian Pharmaceutical Industries Ltd.	11	11
Baby Bunting Group Limited	3	14
Bank of Queensland Ltd.	13	85
Bapcor Limited	6	37
Beach Energy Ltd.	29	38
Bega Cheese Limited	3	17
Bendigo and Adelaide Bank Ltd.	6	48
BHP Group Limited - ADR (b)	5	329
BHP Group PLC	6	180
BHP Group PLC	8	287
BHP Group PLC - ADR (b)	4	228
Bingo Industries Limited	13	31
BlueScope Steel Ltd.	3	52
Boral Ltd.	16	69
Brambles Limited	3	21
Breville Group Limited	2	33
Brickworks Ltd.	1	21
Carsales.com Limited	3	39
Challenger Financial Services Group Ltd.	10	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Champion Iron Limited (a) (b)	7	28
CIMIC Group Limited (b)	1	9
Cleanaway Waste Management Limited	20	33
Coca-Cola Amatil Ltd.	4	46
Cochlear Ltd.	—	44
CODAN Limited	3	33
Coles Group Limited	5	60
Collins Foods Limited	3	24
Commonwealth Bank of Australia	4	247
Computershare Ltd.	6	71
Consolidated Transport Industries Pty Ltd (a)	2	24
Cooper Energy Limited (a)	47	10
Costa Group Holdings Limited	10	38
Credit Corp Group Limited (b)	1	24
Crown Resorts Limited	2	22
CSL Ltd.	1	192
CSR Ltd.	8	33
Data#3 Limited.	4	16
Deterra Royalties Limited (a)	3	10
Domain Holdings Australia Limited (a)	7	22
Domino's Pizza Enterprises Limited	1	62
Downer EDI Ltd.	15	58
Eclipx Group Limited (a)	23	34
Elders Limited	3	32
Emeco Holdings Limited (a)	23	17
Equity Trustees Limited	1	12
Estia Health Limited (a)	12	19
Event Hospitality and Entertainment Ltd	1	11
Evolution Mining Limited	8	26
Flight Centre Ltd. (a)	2	21
Fortescue Metals Group Ltd.	9	144
G.U.D. Holdings Limited	3	26
G8 Education Limited	17	14
Genworth Mortgage Insurance Australia Limited (a)	7	14
GrainCorp Limited - Class A	2	7
Hansen Technologies Limited	8	31
Harvey Norman Holdings Ltd.	9	39
HT&E Limited (a)	8	11
HUB24 Limited	1	17
IDP Education Limited	1	25
Iluka Resources Limited	7	40
IMDEX Ltd	17	21
Incitec Pivot Ltd. (a)	31	68
Independence Group NL	11	55
Inghams Group Limited	8	19
Insurance Australia Group Ltd.	12	43
Integral Diagnostics Limited	3	12
InvoCare Limited	2	20
IOOF Holdings Ltd	11	29
IPH Limited	4	19
IRESS Limited	2	17
JB Hi-Fi Limited	2	73
Karoon Energy Ltd (a)	26	21
LendLease Corp. Ltd.	4	38
Lifestyle Communities Ltd	2	18
Link Administration Holdings Limited	8	30
Macquarie Group Limited	1	124
Magellan Financial Group Ltd	1	22
McMillan Shakespeare Limited	1	9
Medibank Private Limited	32	68
Mesoblast Limited (a) (b)	5	9
Metcash Limited	23	64
Mineral Resources Limited	2	68
Monadelphous Group Limited	1	7
Myer Holdings Limited (a) (b)	28	7
National Australia Bank Ltd.	14	268
Netwealth Group Ltd.	1	6
Network Limited (a)	14	19
Newcrest Mining Ltd.	2	40
NEXTDC Limited (a)	1	12
NIB Holdings Ltd	4	16
Nick Scali Limited	2	15
Nickel Mines Limited	19	17
Nine Entertainment Co. Holdings Limited	23	49
Northern Star Resources Ltd.	7	50
NRW Holdings Limited	14	22
Nufarm Limited (a)	7	29
NYMET Holdings Inc.	21	16
OceanaGold Corporation (a)	7	11
Oil Search Ltd.	17	53
Oramelius Resources Limited	23	26
Orica Ltd.	4	40
Origin Energy Ltd.	18	65
Orora Limited	13	31
OZ Minerals Ltd.	5	81
Pact Group Holdings Ltd	5	14
Peet Limited	13	12
Pendal Group Limited	4	22
Perpetual Limited	1	22
Perseus Mining Limited (a)	27	22
Platinum Investment Management Limited	7	25
Premier Investments Limited	2	40
Pro Medicus Limited	1	39
Qantas Airways Ltd. (a)	3	12
QBE Insurance Group Ltd.	8	59
Qube Holdings Limited	20	47
Ramsay Health Care Ltd.	1	34
REA Group Ltd.	—	36
Regis Resources Ltd.	6	14
Reliance Worldwide Corporation Limited	13	43
Resolute Mining Limited (a)	27	9
Rio Tinto Ltd.	1	124
Sandfire Resources NL	5	22
Santos Ltd.	23	125
SEEK Limited (a)	2	38
Select Harvests Limited	4	18
Senex Energy Limited (a) (b)	10	23
Service Stream Limited (b)	11	9
Seven Group Holdings Limited (b)	2	31
Seven West Media Limited (a)	32	12
Sigma Healthcare Ltd	30	16
Silver Lake Resources Limited (a)	27	31
SIMS Limited	3	34
Smartgroup Corporation Ltd	3	15
Sonic Health Care Ltd.	3	79
South32 Limited	27	57
Spark Infrastructure Management Limited	21	34
St Barbara Limited	11	16
Steadfast Group Ltd	13	38
Suncorp Group Ltd.	6	43
Super Retail Group Limited	2	21
Superloop Limited (a)	21	15
Sydney Airport Corporation Limited (a)	5	21
Tabcorp Holdings Ltd.	18	64
Tassal Group Limited	7	19
Technology One Limited	5	35
Telstra Corp. Ltd.	27	71
The Star Entertainment Group Limited	18	51
TPG Telecom Limited (a)	4	18
Transurban Group	4	43
Treasury Wine Estates Limited	7	53
United Malt Group Limited	2	7
Virtus Health Limited	3	15
Viva Energy Australia Group Pty Ltd	15	19
Vocus Group Limited (a)	9	39
Webjet Limited (b)	6	24
Wesfarmers Ltd.	3	137
Western Areas Ltd.	15	24
Westpac Banking Corporation	10	188
Whitehaven Coal Limited	9	12
Woodside Petroleum Ltd.	3	60
Woolworths Group Ltd.	5	170
WorleyParsons Ltd.	4	31
		8,248
Switzerland 6.4%
ABB Ltd. - Class N	4	137
Adecco Group AG - Class N	2	121
Alcon AG	3	213
Allreal Holding AG - Class N	—	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ALSO Holding AG - Class N	—	22
Arbonia Solutions AG	1	17
ARYZTA AG (a)	29	32
Autoneum Holding AG - Class N (a)	—	20
Bachem Holding AG - Class N	—	39
Baloise Holding AG - Class N	1	104
Banque Cantonale De Geneve	—	17
Banque Cantonale Vaudoise - Class N	—	29
Barry Callebaut AG - Class N	—	77
BELIMO Holding AG - Class N	—	40
Bell AG - Class N	—	13
Berner Kantonalbank AG	—	20
BKW Energie AG	—	22
Bobst Group SA - Class N (a)	—	14
Bossard Holding AG	—	17
Bucher Industries AG	—	43
Burckhardt Compression Holding AG	—	14
Burkhalter Holding AG	—	22
Cembra Money Bank AG	—	36
Clariant AG - Class N	3	62
Coca-Cola HBC AG	2	61
COLTENE Holding AG - Class N	—	20
Comet Holding AG - Class N	—	11
Compagnie Financiere Richemont SA	1	138
Conzzeta AG	—	36
Credit Suisse Group AG - ADR (b)	1	15
Credit Suisse Group AG - Class N	11	120
DKSH Holding AG	—	37
dormakaba Holding AG - Class N	—	38
Dufry AG - Class N (a) (b)	1	72
EFG International AG - Class N	2	14
Emmi AG - Class N	—	41
EMS-Chemie Holding AG	—	32
Flughafen Zurich AG - Class N (a)	—	48
Forbo Holding AG - Class N	—	29
GAM Holding AG - Class N (a)	3	7
Geberit AG - Class N	—	126
Georg Fischer AG - Class N	—	79
Givaudan SA - Class N	—	73
Glencore PLC	40	157
Helvetia Holding AG	1	78
HIAG Immobilien Holding AG	—	24
Huber+Suhner AG - Class N	—	34
Implenia AG (a)	1	15
Ina Invest Holding AG (a)	—	2
INFICON Holding AG - Class N	—	36
Interroll Holding AG - Class N	—	32
Intershop Holding AG	—	20
IWG PLC (a)	18	83
Julius Bar Gruppe AG - Class N	3	212
Jungfraubahn Holding AG (a)	—	19
Kardex Holding AG	—	26
Kühne + Nagel International AG	—	101
LafargeHolcim Ltd.	4	215
Landis+Gyr Group AG	—	29
LEM Holding SA - Class N	—	21
Lindt & Spruengli AG - Class N	—	92
Logitech International S.A. - Class N	1	136
Lonza Group AG	—	114
Luzerner Kantonalbank AG - Class N	—	36
Metall Zug AG	—	19
Mobimo Holding AG	—	47
Nestle SA - Class N	11	1,194
Novartis AG - ADR	1	89
Novartis AG - Class N	4	329
OC Oerlikon Corporation AG, Pfaffikon	3	34
Orior AG - Class N	—	14
Partners Group Holding AG	—	133
Phoenix Mecano AG	—	10
PSP Swiss Property AG - Class N	—	58
Resurs Holding AB	4	21
Rieter Holding AG - Class N (a)	—	19
Roche Holding AG	—	25
Romande Energie Holding SA	—	10
Schindler Holding AG - Class N	—	46
Sensirion Holding AG (a)	—	24
SFS Group AG	—	31
SGS SA - Class N	—	85
Siegfried Holding AG - Class N (a)	—	37
SIG Combibloc Services AG	4	87
Sika AG	1	192
SoftwareONE Holding AG	1	18
Sonova Holding AG	—	83
SSM Scharer Schweiter Mettler AG	—	38
St.Galler Kantonalbank AG - Class N	—	23
STMicroelectronics NV	3	103
Straumann Holding AG - Class N	—	54
Sulzer AG - Class N	—	44
Swatch Group AG	—	104
Swatch Group AG - Class N	1	40
Swiss Life Holding AG - Class N	—	114
Swiss Prime Site AG - Class N	1	111
Swiss Re AG	2	172
Swisscom AG - Class N	—	201
Swissquote Group Holding SA - Class N	—	38
Temenos Group AG - Class N	1	73
u-blox Holding AG - Class N (a)	—	20
UBS Group AG	9	142
Valiant Holding AG	—	44
Valora Holding AG - Class N (a)	—	17
VAT Group AG	—	88
Vaudoise Assurances Holding SA - Class N	—	10
Vetropack Holding S.A.	—	9
Vifor Pharma AG	—	29
Vifor Pharma Management AG	—	65
Vontobel Holding AG - Class N	1	41
VZ Holding AG - Class N	—	14
V-ZUG AG (a)	—	11
Zug Estates Holding AG	—	15
Zuger Kantonalbank	—	14
Zurich Insurance Group AG - Class N	1	214
		8,107
Netherlands 4.0%
Aalberts N.V.	2	77
ABN AMRO Bank N.V. - DUTCHCERT	5	59
Accell Group N.V. (a)	—	19
Adyen B.V. (a)	—	58
Aegon NV	17	83
Airbus SE (a)	2	172
Akzo Nobel N.V.	—	26
Amsterdam Commodities N.V.	1	21
Arcadis NV	2	68
argenx SE (a)	—	22
ASM International N.V.	1	199
ASML Holding - ADR	1	780
ASR Nederland N.V.	2	98
BAM Group (a)	3	7
Basic-Fit N.V. (a)	1	44
BE Semiconductor Industries N.V.	1	105
CNH Industrial N.V. (a)	19	289
Corbion - Class C	1	60
Flow Traders N.V.	1	34
Heijmans N.V. - ORD	1	22
Heineken NV	1	79
IMCD B.V.	—	57
ING Groep N.V.	12	144
Intertrust N.V. (a)	1	18
Just Eat Takeaway.Com N.V. (a)	1	47
Just Eat Takeaway.Com N.V. (a)	1	47
Koninklijke Ahold Delhaize N.V.	12	347
Koninklijke Boskalis Westminster N.V. - Class C	1	26
Koninklijke DSM N.V.	1	151
Koninklijke KPN N.V.	64	217
Koninklijke Philips N.V.	2	129
Koninklijke Vopak N.V.	1	43
NN Group N.V.	3	155
OCI N.V. (a)	1	16
Ordina N.V.	3	11
PostNL NV	9	46

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Prosus N.V. (a)	1	94
Randstad NV (b)	2	136
Royal Dutch Shell PLC - Class B	1	26
Royal Dutch Shell PLC - Class B - ADR	15	563
SBM Offshore N.V. (b)	3	50
Signify N.V.	2	123
Sligro Food Group N.V.	—	9
TKH Group N.V. - DUTCHCERT	—	20
TomTom N.V. (a)	2	19
Van Lanschot N.V.	1	22
Wolters Kluwer NV - Class C	2	180
		5,018
Sweden 3.4%
AAK AB (publ)	2	35
AB Sagax - Class B	1	17
ACM 2001 AB	2	21
Addlife AB - Class B	1	11
Addnode Group Aktiebolag (publ) - Class B	—	4
Addtech AB - Class B	3	47
AF Poyry AB - Class B	1	30
Aktiebolaget Electrolux - Class B	2	63
Aktiebolaget SKF - Class B	3	79
Aktiebolaget Volvo - Class A	2	51
Aktiebolaget Volvo - Class B (b)	9	221
Alfa Laval AB	2	67
Alimak Group AB (publ)	1	12
Ambea AB ( publ )	2	14
Annehem Fastigheter AB (publ) - Class B (a)	1	2
Arjo AB (publ) - Class B	3	19
Assa Abloy AB - Class B	2	51
Atlas Copco Aktiebolag - Class A	2	117
Atlas Copco Aktiebolag - Class B	1	70
Attendo International AB (a)	2	13
Avanza Bank Holding AB	2	70
Axfood Aktiebolag (b)	1	26
Beijer Alma AB - Class B	1	14
Betsson AB - Class B (a)	4	37
BHG Group AB (a)	1	18
Bilia AB - Class A	1	16
Billerudkorsnas Aktiebolag (Publ)	3	52
BioGaia AB - Class B	—	11
Biotage AB	2	27
Boliden AB	2	91
Bonava AB (Publ)	1	12
Bravida Holding AB	2	24
Bure Equity AB	1	36
Byggmax Group AB	1	13
Castellum AB (b)	1	14
Catena AB	—	12
Clas Ohlson Aktiebolag - Class B (a)	2	23
Cloetta AB - Class B	5	16
Coor Service Management Holding AB	1	12
Dios Fastigheter Ab	2	13
Dometic Group AB (publ)	5	69
Duni AB (a)	2	21
Dustin Group AB	2	24
Electrolux Professional AB (publ) - Class B (a)	2	12
Elekta AB (publ) - Class B	3	45
Eltel AB (a)	5	16
Epiroc Aktiebolag - Class A	2	38
Epiroc Aktiebolag - Class B	1	18
Essity Aktiebolag (publ) (b)	2	54
Evolution Gaming Group AB (publ)	1	88
Fabege AB	1	18
Fastighets Ab Balder - Class B (a)	—	21
G&L Beijer Ref AB - Class B	1	25
Getinge AB - Class B	2	42
Granges AB	3	34
Hennes & Mauritz AB - Class B (a)	3	57
Hexagon Aktiebolag - Class B	—	44
Hexpol AB - Class B	3	33
HMS Networks AB	1	21
Hoist Finance AB (publ) (a)	2	8
Holmen Aktiebolag - Class B	—	19
Hufvudstaden AB - Class A	2	27
Husqvarna Aktiebolag - Class B	4	63
ICA Gruppen Aktiebolag	1	34
Indutrade Aktiebolag	2	44
Instalco AB	1	35
Intrum AB (b)	1	28
Inwido AB (publ)	1	24
JM AB	1	33
Karnov Group AB (PUBL)	2	9
Knowit Aktiebolag (publ)	1	25
Kungsleden Aktiebolag	1	12
Lagercrantz Group Aktiebolag - Class B	4	32
Lifco Ab (Publ)	—	39
Lime Technologies AB (d)	—	19
Lindab International AB	2	39
Loomis AB - Class B	1	30
Lundin Petroleum AB	1	22
Medicover AB - Class B	1	12
MIPS AB	1	48
Modern Times Group MTG AB - Class B (a)	1	15
Munters Group AB	1	10
Mycronic AB (publ)	1	23
NCC Aktiebolag - Class B	1	25
Nobia AB	3	21
Nobina AB (publ) (a)	4	31
Nolato AB (publ) - Class B	—	16
Nordic Entertainment Group AB - Class B (a)	1	53
Nyfosa AB	3	32
OEM International Aktiebolag - Class B	—	17
Pandox Aktiebolag (a) (b)	1	15
Peab AB - Class B	3	33
Ratos AB - Class B	7	37
Saab AB - Class B	1	19
Samhallsbyggnadsbolaget i Norden AB (b)	11	35
Sandvik AB	2	49
Scandi Standard AB (publ)	1	5
Sectra Aktiebolag - Class B (a)	—	27
Securitas AB - Class B	4	63
Skandinaviska Enskilda Banken AB - Class A (b)	6	72
Skanska AB - Class B (b)	4	97
Skistar AB - Class B (a)	2	22
SSAB AB - Class A (a)	7	37
SSAB AB - Class B (a)	7	35
Svenska Cellulosa Aktiebolaget SCA - Class B	5	81
Svenska Handelsbanken AB - Class A	5	59
Swedbank AB - Class A	4	62
Swedish Match AB	1	61
Swedish Orphan Biovitrum AB (Publ) (a)	2	28
Systemair AB (a)	1	15
Tele2 AB - Class B	4	57
Telefonaktiebolaget LM Ericsson - Class B	10	134
Telia Co. AB	11	47
Thule Group AB	1	38
Trelleborg AB - Class B	3	82
Troax Group AB	1	16
VBG Group AB (publ) - Class B	1	13
Vitec Software Group AB (publ) - Class B	—	14
Wallenstam AB - Class B	1	13
Wihlborgs Fastigheter AB	1	22
		4,294
Italy 2.5%
A2A SpA	34	62
Acea SpA	1	24
Amplifon S.p.A	2	65
ANIMA Holding S.p.A.	5	28
Ascopiave S.p.A	2	11
Assicurazioni Generali SpA	4	84
Atlantia SpA (a)	3	64
Azimut Holding S.p.A.	3	62
Banca Farmafactoring S.p.A. (e)	4	31
Banca Generali S.p.A.	1	26
Banca IFIS S.p.A.	1	19
Banca Mediolanum SpA	3	29
Banca Piccolo Credito Valtellinese S.p.A. O	3	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni	8	27
Banco BPM Societa' Per Azioni	24	68
Bper Banca Spa	16	35
Brunello Cucinelli S.p.A. (a) (b)	1	31
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	2	44
Cerved Group SpA (a)	4	41
Credito Emiliano SpA	2	11
Danieli & C. Officine Meccaniche S.p.A.	1	14
Davide Campari-Milano S.p.A.	2	18
De' Longhi S.p.A. (a)	—	10
DiaSorin S.p.A.	—	35
Dovalue S.P.A. (a)	1	9
Enel SpA	34	338
ENI SpA	8	99
Erg S.P.A.	1	26
Ferrari N.V.	—	82
Finecobank Banca Fineco SPA (a)	6	96
Guala Closures S.p.A. (a) (d)	2	19
Hera S.p.A.	16	63
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	25
Interpump Group SpA	1	54
Intesa Sanpaolo SpA	60	162
Iren S.p.A.	7	19
Italgas S.p.A.	5	29
Italmobiliare S.p.A.	—	15
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	16
Leonardo S.p.A.	6	50
Mediobanca SpA (a)	9	99
Moncler S.p.A.	2	90
Mutuionline S.P.A.	—	26
Nexi S.p.A. (a)	1	19
OVS SpA (a)	12	19
Piaggio & C. S.p.A.	7	25
Pirelli & C. S.p.A.	5	30
Poste Italiane - Societa' Per Azioni	6	75
Prada S.p.A.	5	34
Prysmian S.p.A.	2	56
Rai Way S.P.A.	2	12
Recordati Industria Chimica E Farmaceutica S.p.A.	1	27
Reply S.p.A.	—	41
Saipem S.p.A. (b)	12	33
Salini Impregilo S.p.A.	11	23
Saras S.p.A. (a) (b)	13	9
SeSa S.P.A. (a)	—	11
Snam Rete Gas SpA	25	136
Societa' Cattolica Di Assicurazione - Societa' Cooperativa (a)	4	22
Sol S.p.A.	1	13
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	13
Technogym S.p.A.	1	11
Telecom Italia SpA	83	45
Terna – Rete Elettrica Nazionale S.p.A.	6	48
Tinexta S.P.A.	1	37
UniCredit S.p.A.	10	109
Unieuro S.p.A. (a)	1	30
Unipol Gruppo Finanziario S.P.A.	7	38
UnipolSai Assicurazioni S.p.A.	4	11
Zignago Vetro S.p.A	1	16
		3,139
Hong Kong 2.4%
AIA Group Limited	43	525
ASM Pacific Technology Ltd.	3	42
Bank of East Asia Ltd.	11	24
Cafe de Coral Holdings Ltd.	8	17
Camsing International Holding Limited (a) (f)	12	—
Cathay Pacific Airways Limited (a) (b)	20	18
China Strategic Holdings Limited (a)	955	17
Chinese Estates Holdings Limited	17	9
Chow Tai Fook Jewellery Group Limited	22	34
CITIC Telecom International Holdings Limited	33	12
CK Asset Holdings Limited	13	79
CK Hutchison Holdings Limited	14	116
CK Infrastructure Holdings Limited	4	24
CLP Holdings Ltd.	4	44
Dah Sing Financial Holdings Limited	4	13
Dairy Farm International Holdings Ltd.	2	8
Far East Consortium International Limited	25	9
First Pacific Company Limited	56	18
Galaxy Entertainment Group Ltd. (a)	5	45
Giordano International Limited	30	6
Great Eagle Holdings Limited	4	14
Guoco Group Limited	1	12
Haitong International Securities Group Limited	71	23
Hang Lung Group Ltd.	15	38
Hang Lung Properties Ltd.	15	39
Hang Seng Bank Ltd.	2	39
Henderson Land Development Co. Ltd.	6	27
HK Electric Investments Limited	27	27
HKBN Ltd.	15	22
HKT Trust	65	93
Hong Kong & China Gas Co. Ltd.	10	17
Hong Kong Exchanges & Clearing Ltd.	3	182
Hongkong Land Holdings Ltd.	4	19
Hysan Development Co. Ltd.	6	23
Johnson Electric Holdings Limited	13	35
K. Wah International Holdings Ltd.	48	25
Kerry Logistics Network Limited	9	27
Kerry Properties Ltd.	9	31
Kowloon Development Company Limited	11	12
Lifestyle International Holdings Limited (a)	7	7
Luk Fook Holdings International Ltd.	4	11
Man Wah Holdings Limited	13	28
Mandarin Oriental International Ltd. (a)	12	22
Melco International Development Limited (a)	11	23
Miramar Hotel and Investment Company, Limited	6	11
MTR Corp.	6	32
NagaCorp Ltd.	12	14
New World Development Company Limited	12	61
NWS Holdings Ltd.	22	23
Pacific Basin Shipping Limited (a)	99	27
Pacific Century Premium Developments Limited (a)	6	1
Pacific Textiles Holdings Limited	21	13
PCCW Ltd.	52	29
Polytec Asset Holdings Limited	29	5
Power Assets Holdings Ltd.	9	56
Sands China Ltd. (a)	4	20
Shangri-La Asia Ltd. (a)	10	10
Shun Tak Holdings Limited (a)	28	9
Sino Land Co. (b)	35	49
SJM Holdings Limited (a)	22	29
Stella International Holdings Limited (a)	9	11
Sun Hung Kai Properties Ltd.	4	68
SUNeVision Holdings Ltd.	15	16
Swire Pacific Limited - Class B	17	21
Swire Pacific Ltd. - Class A	6	45
Swire Properties Limited	5	17
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	6	112
Television Broadcasts Limited (a)	6	6
The Hongkong and Shanghai Hotels, Limited (a)	11	11
The Kowloon Motor Bus Holdings Limited	9	18
United Laboratories International Holdings Ltd	36	27
Value Partners Group Limited	39	27
Vitasoy International Holdings Ltd. (b)	12	46
VSTECS Holdings Limited	22	20
VTech Holdings Ltd.	3	28
WH Group Limited	131	107
Wharf Real Estate Investment Company Limited	7	39
Xinyi Glass Holdings Limited	24	79
Yue Yuen Industrial Holdings Ltd. (a)	8	20
Yunfeng Financial Group Limited (a)	42	16
		2,986
Denmark 2.1%
A P Moller - Maersk A/S - Class A	—	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
A P Moller - Maersk A/S - Class B	—	40
Aktieselskabet Schouw & Co.	—	25
ALK-Abello A/S - Class B (a)	—	26
Alm. Brand A/S	1	16
Ambu A/S - Class B	1	45
Bavarian Nordic A/S (a) (b)	2	76
Carlsberg A/S - Class B	1	95
ChemoMetec A/S	—	24
Chr. Hansen Holding A/S (a)	1	52
Coloplast A/S - Class B	—	50
Dampskibsselskabet NORDEN A/S	2	36
Danske Bank A/S	6	106
Demant A/S (a)	1	28
DFDS A/S (a)	—	24
DSV Panalpina A/S	1	100
FLSmidth & Co. A/S	1	23
Genmab A/S (a)	—	132
GN Store Nord A/S	1	112
H Lundbeck A/S	1	45
H+H International A/S (a)	1	25
ISS A/S (a)	2	28
Jyske Bank A/S (a)	1	48
Netcompany Group A/S	—	41
Nilfisk Holding A/S (a)	1	25
NKT A/S (a)	1	23
Novo Nordisk A/S - Class B	5	340
Novozymes A/S - Class B	2	105
Orsted A/S	—	54
Pandora A/S (a)	2	213
PER AARSLEFF Holding A/S - Class B	1	27
Ringkjobing Landbobank. Aktieselskab	—	41
Rockwool International A/S - Class A	—	43
Rockwool International A/S - Class B	—	36
Royal Unibrew A/S	1	100
Scandinavian Tobacco Group A/S	1	19
SimCorp A/S	1	75
Spar Nord Bank A/S - Class B	1	12
Sydbank A/S	1	40
Topdanmark A/S	1	44
Torm PLC - Class A (a)	2	16
Tryg A/S (b)	4	98
United International Enterprises Limited	—	11
Vestas Wind Systems A/S	1	121
Zealand Pharma A/S (a)	1	17
		2,685
Spain 2.0%
Acciona,S.A.	—	68
Acerinox, S.A.	2	24
ACS, Actividades de Construccion y Servicios, S.A.	4	130
Aedas Homes, S.A.	1	13
AENA, S.M.E., S.A. (a)	—	54
Almirall, S.A.	1	19
Amadeus IT Group SA	1	65
Applus Services, S.A.	1	11
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	18
Banco Bilbao Vizcaya Argentaria, S.A. (a)	14	74
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (a)	19	97
Banco de Sabadell, S.A. (a)	63	33
Banco Santander, S.A.	45	152
Bankinter SA	9	59
CaixaBank, S.A.	35	109
Cellnex Telecom, S.A.	—	20
CIE Automotive, S.A.	1	26
Compania De Distribucion Integral Logista Holdings, S.A.	1	23
Construcciones Y Auxiliar De Ferrocarriles, S.A	1	31
Ebro Foods, S.A.	1	10
Enagas SA	3	69
ENCE Energia y Celulosa, S.A.	6	28
Endesa SA	2	43
Euskaltel, S.A.	2	22
Faes Farma, SA	4	16
Ferrovial, S.A.	1	23
Fluidra S.A.	1	23
Fomento De Construcciones Y Contratas, S.A.	1	11
Gestamp Automocion, S.A. (a)	3	17
Global Dominion Access, S.A. (a)	2	12
Grifols, S.A.	1	37
Grupo Catalana Occidente, S.A.	1	20
Iberdrola, Sociedad Anonima	26	336
Indra Sistemas, S.A. (a)	1	11
Industria de Diseno Textil, S.A.	3	106
Laboratorios Farmacéuticos ROVI, S.A.	1	32
Liberbank, S.A. (a)	38	14
MAPFRE, S.A. (b)	20	41
Mediaset Espana Comunicacion, S.A. (a)	3	17
Melia Hotels International, S.A. (a)	3	20
Naturgy Energy Group SA (b)	4	91
Neinor Homes, S.A. (a)	2	18
Pharma Mar, S.A.	—	40
Prosegur Compa?ia de Seguridad, S.A.	5	16
Red Electrica Corporacion, S.A.	3	54
Repsol SA	7	83
Sacyr, S.A.	4	10
Siemens Gamesa Renewable Energy, S.A.	1	49
Solarpack Corporacion Tecnologica, S.A. (a)	—	9
Tecnicas Reunidas, S.A. (a) (b)	1	12
Telefonica SA	31	138
Tubacex, S.A. (a)	7	15
Unicaja Banco, S.A. (a)	22	22
Vidrala SA	—	30
Viscofan, S.A.	—	30
Zardoya Otis SA	2	10
		2,561
Finland 1.5%
Adapteo Oyj	1	10
Aktia Pankki Oyj - Class A	1	10
Cargotec Oyj (b)	—	22
Citycon Oyj (b)	1	10
Elisa Oyj	1	70
Finnair Oyj (a) (b)	19	16
Fortum Oyj	3	67
Huhtamaki Oyj	1	54
Kemira Oyj	3	43
Kesko Oyj - Class A	2	47
Kesko Oyj - Class B	3	103
Kojamo Oyj	1	23
Kone Corporation	1	85
Konecranes Abp	1	48
Lassila & Tikanoja Oyj	1	13
Marimekko OYJ	—	14
Neles Finland Oy	1	13
Neste Oyj	2	89
Nokia Oyj (a)	23	92
Nokian Renkaat Oyj (b)	2	80
Nordea Bank ABP	9	92
Olvi Oyj - Class A	—	18
Orion Oyj - Class A	—	16
Orion Oyj - Class B	1	42
Outokumpu Oyj (a)	6	38
Outotec Oyj	6	71
Ponsse Oyj	—	19
Qt Group Oyj (a)	—	11
Revenio Group Oyj	—	14
Sampo Oyj - Class A	2	78
Sanoma Oyj	1	24
Stora Enso Oyj - Class R	5	91
Terveystalo Oyj	1	14
Tietoevry Oyj	2	59
Tikkurila Oyj (a)	1	28
Tokmanni Group Oyj	1	23
UPM-Kymmene Oyj	4	137
Uponor Oyj	1	21
Vaisala Oyj - Class A	1	24
Valmet Oy	2	67
Wartsila Oyj	5	56
YIT Oyj (b)	4	21
		1,873

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Belgium 1.2%
Ackermans	—	50
ageas SA/NV	3	163
Agfa-Gevaert NV (a)	3	12
AKKA Technologies (a) (b)	—	9
Anheuser-Busch InBev	4	241
Barco	1	13
Bpost	3	31
Colruyt SA	1	47
Compagnie D'entreprises CFE	—	17
D'ieteren	—	24
Econocom Group	4	14
Elia Group	—	33
Euronav	4	39
Fagron	1	13
Galapagos (a)	—	5
Gimv	1	34
Immobel	—	13
KBC Groep NV	1	93
Kinepolis Group (a)	—	10
Lotus Bakeries	—	26
Melexis	—	33
NV Bekaert SA	1	21
Ontex Group (a) (b)	2	24
Orange Belgium	—	13
Proximus	3	57
Recticel	2	36
Shurgard Self Storage Europe	—	21
Solvay SA	2	208
Telenet Group Holding	—	17
Tessenderlo Group (a)	—	16
UCB SA	—	39
Umicore	2	107
VGP	—	12
X-Fab Silicon Foundries (a)	1	13
		1,504
Ireland 1.1%
AIB Group Public Limited Company (a)	12	32
Bank of Ireland Group Public Limited Company (a)	15	74
C & C Group Public Limited Company (a)	4	16
Cairn Homes Public Limited Company (a)	11	13
CRH public limited company - ADR	11	505
Flutter Entertainment Public Limited Company (a)	—	95
Flutter Entertainment Public Limited Company (a)	1	132
Glambia Plc	2	28
Glenveagh Properties Public Limited Company (a)	10	11
Grafton Group Public Limited Company	3	45
Greencore Group Public Limited Company (a)	4	9
Irish Continental Group, Public Limited Company (a)	3	18
James Hardie Industries Public Limited Company - CDI (a)	2	58
Kerry Group Plc	—	54
Kingspan Group Plc	2	132
Smurfit Kappa Funding Designated Activity Company	3	156
UDG Healthcare Public Limited Company	3	27
		1,405
Singapore 1.0%
Allied Esports Entertainment, Inc.	16	12
Ascendas India Trust (g)	12	13
BOC Aviation Limited	4	37
Bukit Sembawang Estates Limited	2	9
BW LPG PTE. LTD.	4	29
CapitaLand Ltd.	15	43
City Developments Ltd.	6	38
ComfortDelgro Corp. Ltd.	30	39
DBS Group Holdings Ltd.	6	119
First Resources Limited	16	17
Genting Singapore Limited	15	11
Golden Agri-Resources Ltd.	129	20
Great Eastern Holdings Limited	1	22
Haw Par Corp. Ltd.	4	37
Hong Leong Finance Limited F.K.A	5	10
Hutchison Port Holdings Trust	85	19
iFAST Corporation Ltd.	6	29
IGG Singapore Pte Ltd.	10	13
Jardine Cycle & Carriage Ltd.	1	22
Kenon Holdings Ltd.	—	11
Keppel Corporation Limited	5	22
Keppel Infrastructure Trust	46	19
Olam International Limited	13	17
Oversea-Chinese Banking Corporation Limited	5	47
Raffles Medical Group Ltd.	15	12
Sembcorp Industries Ltd	20	28
SembCorp Marine Ltd. (a)	156	20
Sheng Siong Group Ltd.	22	26
Singapore Airlines Ltd. (a)	10	41
Singapore Airport Terminal Services Ltd. (a)	11	36
Singapore Exchange Ltd.	4	27
Singapore Post Limited	16	9
Singapore Press Holdings Ltd.	37	42
Singapore Technologies Engineering Ltd.	10	28
Singapore Telecommunications Limited	23	41
StarHub Ltd	19	19
United Overseas Bank Ltd.	4	77
UOL Group Ltd.	6	34
Venture Corp. Ltd.	3	40
Wilmar International Limited	9	36
Wing Tai Holdings Limited	9	13
XP Power PLC	—	24
		1,208
Norway 0.9%
ABG Sundal Collier Holding ASA	16	17
AF Gruppen ASA	1	30
Aker ASA	1	22
Aker ASA	1	41
Atea ASA	1	13
Austevoll Seafood ASA	1	17
Bonheur ASA	1	23
Borregaard ASA	1	24
Bouvet ASA	—	10
BW Energy Limited (a)	1	2
BW Offshore Limited	3	13
Crayon Group Holding ASA (a)	1	11
DNB Bank ASA	2	53
Equinor ASA	6	127
Eurizon Opportunita	6	38
Fjordkraft Holding ASA	1	10
Frontline Ltd.	2	15
Gjensidige Forsikring ASA	1	24
Grieg Seafood ASA (a) (b)	2	16
Kongsberg Gruppen ASA	1	32
Leroy Seafood Group ASA	3	25
Mowi ASA	2	39
Nordic Semiconductor ASA (a)	1	21
Norsk Hydro ASA	6	36
Norwegian Finans Holding ASA	4	47
Odfjell Drilling Ltd. (a)	7	16
Orkla ASA	2	24
PGS ASA (a)	6	4
Protector Forsikring ASA	1	8
SalMar ASA	—	17
Sbanken ASA	3	25
Scatec Solar ASA	—	15
Sparebank 1 Sr-Bank Asa	5	60
Storebrand ASA	5	53
Subsea 7 S.A. (a)	3	26
Telenor ASA	2	28
TGS NOPEC Geophysical Company ASA	1	16
TOMRA Systems ASA	1	28
Veidekke ASA	1	11
Yara International ASA	1	76
		1,113
Israel 0.9%
Airport City Ltd (a)	—	6
Alony Hetz Properties & Investments Ltd	1	16
Alrov Properties & Lodgings Ltd.	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Amot Investments Ltd.	2	9
Bank Hapoalim BM	5	36
Bank Leumi Le-Israel BM	8	50
Bezeq Israeli Telecommunication Corp. Ltd.	16	17
Camtek Ltd. (a)	—	11
Cellcom Israel Ltd. (a)	4	16
Clal Insurance Co Ltd. (a)	1	12
Danel (Adir Yehoshua) Ltd.	—	28
Delek Automotive Systems Ltd.	1	17
Delek Group Ltd.	—	6
Elbit Systems Ltd. (b)	—	26
Elbit Systems Ltd.	—	10
Electra Consumer Products (1970) Ltd	—	20
Electra Ltd	—	18
Enlight Renewable Energy Ltd. (a)	9	17
Equital Ltd. (a)	1	20
Formula Systems (1985) Ltd.	—	24
Fox - Wizel Ltd	—	20
Gav-Yam Bayside Land Corp. Ltd.	3	26
Harel Insurance Investments & Financial Services Ltd.	1	14
Hilan Ltd	1	32
Inrom Construction Industries Ltd	4	17
Isracard Ltd.	4	13
Israel Chemicals Ltd.	7	42
Israel Discount Bank Ltd.	10	41
Isras - Investment Co. Ltd.	—	10
Magic Software Enterprises Ltd.	1	20
Matrix I.T. Ltd	1	25
Maytronics Ltd.	2	37
Melisron Ltd.	—	13
Menora Mivtachim Insurance Ltd.	1	25
Mivne Real Estate (K.D) Ltd	6	14
Mizrahi Tefahot Bank Ltd.	1	26
Nice Ltd. (a)	—	22
Nova Measuring Instruments Ltd. (a)	1	56
Oil Refineries Ltd	23	5
One Software Technologies Ltd.	—	10
Partner Communications Co Ltd (a)	1	7
Paz Oil Company Limited	—	7
Plus500 Ltd	2	30
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	28
Shikun & Binui Ltd.	4	26
Shufersal Ltd.	2	15
Strauss Group Ltd	1	15
Summit Real Estate Holdings Ltd	—	5
Teva Pharmaceutical Industries Ltd - ADR (a)	2	24
The First International Bank of Israel Limited	1	25
The Phoenix Holdings Ltd	2	18
Tower Semiconductor Ltd. (a)	2	60
		1,092
Austria 0.7%
ams AG (a)	4	77
Andritz AG	1	28
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	21
BAWAG Group AG	1	39
CA Immobilien Anlagen Aktiengesellschaft	1	27
Erste Group Bank AG	3	98
EVN AG	1	15
IMMOFINANZ AG (a)	1	23
Lenzing Aktiengesellschaft (a)	—	12
Mayr-Melnhof Karton Aktiengesellschaft	—	29
OMV AG	2	103
Osterreichische Post Aktiengesellschaft (b)	1	28
Raiffeisen Bank International AG	3	76
RHI Magnesita N.V.	—	20
S IMMO AG	1	20
S&T System Integration & Technology Distribution AG (a)	1	15
Strabag SE	—	12
Telekom Austria Aktiengesellschaft	2	13
UNIQA Insurance Group AG	2	14
Verbund AG (b)	1	36
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	22
Voestalpine AG	2	96
Wienerberger AG	1	45
		869
New Zealand 0.5%
a2 Milk Co. Ltd. (a)	2	14
Air New Zealand Limited (a) (b)	6	7
Arvida Group Limited	8	10
Auckland International Airport Limited (a)	4	20
Chorus Limited	6	31
Contact Energy Limited	3	13
EBOS Group Limited	2	32
Fisher & Paykel Healthcare Corp.	1	15
Fletcher Building Ltd.	11	53
Freightways Limited	3	20
Genesis Energy Limited	7	17
Heartland Group Holdings Limited	21	25
Infratil Limited	7	35
IWL Broking Solutions Limited	3	9
Kathmandu Holdings Limited	24	23
Mainfreight Limited	1	64
Meridian Energy Limited	7	26
Oceania Healthcare Limited	11	10
Port of Tauranga Limited	2	10
Ryman Healthcare Ltd.	2	17
Skellerup Holdings Limited	4	12
SKYCITY Entertainment Group Limited (a)	9	22
Spark New Zealand Ltd.	14	44
Summerset Group Holdings Limited	4	33
Xero Limited (a)	—	32
Z Energy Limited (a)	12	23
		617
Luxembourg 0.5%
Aperam	1	36
ArcelorMittal	5	131
Befesa	1	53
Eurofins Scientific SE	1	88
L'Occitane International S.A.	5	15
Millicom International Cellular SA - SDR (a)	2	80
RTL Group SA (a)	1	41
SES S.A. - DRC	7	56
Stabilus S.A.	—	26
Tenaris SA	6	66
		592
United States of America 0.3%
Bausch Health Companies Inc. (a)	4	127
Burford Capital Limited - Class C	5	39
Carnival PLC - ADR (a)	—	11
Diversified Gas & Oil PLC	9	13
Iamgold Corp. (a)	5	16
Ovintiv Canada ULC	6	132
Primo Water Holdings LLC	2	26
Qiagen N.V. (a)	1	29
Samsonite International S.A. (a)	18	36
		429
Portugal 0.2%
Alphaquest Original Ltd	4	15
Altri, SGPS, S.A.	3	26
Banco Comercial Portugues S.A.	152	21
EDP Renovaveis, S.A.	1	27
Energias de Portugal SA	8	45
Galp Energia, SGPS, S.A.	5	54
Jeronimo Martins, SGPS, S.A.	2	32
NOS, SGPS, SA.	4	14
Ren - Redes Energeticas Nacionais, SGPS, S.A.	8	23
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	10
SONAE - S.G.P.S., S.A.	20	18
		285
China 0.2%
BOC Hong Kong Holdings Ltd.	15	53
FIH Mobile Limited (a) (b)	151	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SITC International Holdings Company Limited	22	75
Yangzijiang Shipbuilding (Holdings) Ltd.	35	34
		183
Malta 0.1%
Catena Media PLC (a)	4	21
Kindred Group PLC - SDR	4	69
		90
Monaco 0.1%
Endeavour Mining Corporation	4	76
Macau 0.0%
MGM China Holdings Limited (a) (b)	13	23
Wynn Macau, Limited (a)	12	24
		47
Chile 0.0%
Antofagasta PLC	2	45
United Arab Emirates 0.0%
Mediclinic International PLC (a)	10	40
NMC Health PLC (f)	1	—
Jersey 0.0%
Centamin PLC	18	25
Georgia 0.0%
Bank of Georgia Group Plc (a)	1	10
TBC Bank Group PLC (a)	1	12
		22
Mexico 0.0%
Fresnillo PLC	2	22
Isle of Man 0.0%
Strix Group PLC	5	20
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	9
VP Bank AG	—	9
		18
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a)	49	16
Faroe Islands 0.0%
P/F Bakkafrost Sales	—	15
Netherlands Antilles 0.0%
Hunter Douglas N.V. (a)	—	13
Bermuda 0.0%
Chow Sang Sang Holdings International Limited	8	12
Colombia 0.0%
Frontera Energy Corporation (a)	2	11
Total Common Stocks (cost $104,139)		123,881
PREFERRED STOCKS 1.1%
Germany 0.6%
Bayerische Motoren Werke AG	—	38
Dragerwerk AG & Co. KGaA (h)	—	17
Fuchs Petrolub SE	1	41
Henkel AG & Co. KGaA (h)	—	49
Jungheinrich Aktiengesellschaft	2	72
Porsche Automobil Holding SE (h)	1	112
Sartorius AG	—	83
Sixt SE	—	35
STO SE & Co. KGaA	—	19
Volkswagen AG (h)	1	296
		762
Switzerland 0.4%
Roche Holding AG	2	511
Italy 0.1%
Danieli & C. Officine Meccaniche S.p.A.	2	32
Telecom Italia SpA	88	51
		83
Total Preferred Stocks (cost $960)		1,356
WARRANTS 0.0%
Canada 0.0%
Cenovus Energy Inc. (a)	—	2
Total Warrants (cost $2)		2
RIGHTS 0.0%
Australia 0.0%
Computershare Limited (a)	1	1
Italy 0.0%
Snam S.P.A. (a) (c)	25	—
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund, 0.00% (i) (j)	3,979	3,979
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (i) (j)	421	421
Total Short Term Investments (cost $4,400)		4,400
Total Investments 102.9% (cost $109,501)		129,640
Other Assets and Liabilities, Net (2.9)%		(3,614)
Total Net Assets 100.0%		126,026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $58 and 0.0% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	19	—
Instone Real Estate Group AG	02/26/20	13	14	—
Integrafin Holdings PLC	04/24/20	17	20	0.1
Lime Technologies AB	01/05/21	23	19	—
TUI AG - Class N	12/27/19	7	8	—
		73	80	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 23.1%
3D Systems Corporation (a)	15	401
Accenture Public Limited Company - Class A	18	4,989
ACI Worldwide, Inc. (a)	8	297
Adobe Inc. (a)	12	5,564
ADS Alliance Data Systems, Inc.	5	527
ADTRAN, Inc.	6	92
Advanced Energy Industries, Inc.	3	291
Advanced Micro Devices, Inc. (a)	22	1,704
Agilysys, Inc. (a)	1	39
Akamai Technologies, Inc. (a)	8	778
Alarm.Com Holdings, Inc. (a)	2	198
Alpha and Omega Semiconductor Limited (a)	3	108
Altair Engineering Inc. - Class A (a)	1	75
Alteryx, Inc. - Class A (a)	1	98
Ambarella Inc. (a)	1	147
Amdocs Limited	7	515
American Software, Inc. - Class A	2	37
Amkor Technology, Inc.	29	698
Amphenol Corporation - Class A	21	1,355
Amtech Systems, Inc. (a)	1	11
Analog Devices, Inc.	9	1,390
Anaplan, Inc. (a)	2	113
ANSYS, Inc. (a)	2	826
AppFolio, Inc. - Class A (a)	—	71
Appian Corporation - Class A (a) (b)	1	163
Apple Inc. (a)	481	58,704
Applied Materials, Inc.	27	3,631
Applied Optoelectronics, Inc. (a) (b)	1	9
Arista Networks, Inc. (a)	3	980
Arlo Technologies, Inc. (a)	6	39
Arrow Electronics, Inc. (a)	6	675
Aspen Technology, Inc. (a)	4	578
Atlassian Corporation PLC - Class A (a)	1	259
Autodesk, Inc. (a)	6	1,720
Automatic Data Processing, Inc.	16	3,100
Avalara, Inc. (a)	2	312
Avaya Holdings Corp. (a)	8	227
Avid Technology, Inc. (a)	3	70
Avnet, Inc.	8	343
Axcelis Technologies, Inc. (a)	3	123
AXT, Inc. (a)	1	10
Badger Meter, Inc.	2	202
Bel Fuse Inc. - Class B	1	27
Belden Inc.	5	217
Benchmark Electronics, Inc.	5	149
Bill.Com Holdings Inc. (a)	3	433
Black Knight, Inc. (a)	6	453
Blackbaud, Inc. (a)	3	207
Blackline, Inc. (a)	1	152
BM Technologies, Inc. - Class A (a)	1	6
Booz Allen Hamilton Holding Corporation - Class A	8	647
Bottomline Technologies Inc. (a)	2	86
Broadcom Inc.	11	5,326
Broadridge Financial Solutions, Inc.	6	901
Brooks Automation Inc.	5	382
CACI International Inc. - Class A (a)	2	565
Cadence Design Systems Inc. (a)	8	1,139
CalAmp Corp. (a)	3	29
Calix, Inc. (a)	4	139
Cardtronics Group Limited - Class A (a)	7	268
Cass Information Systems, Inc.	1	58
CDK Global, Inc.	9	465
CDW Corp.	6	1,030
Ceridian HCM Holding Inc. (a)	4	372
CEVA Inc. (a)	1	45
Ciena Corp. (a)	13	708
Cirrus Logic Inc. (a)	5	393
Cisco Systems, Inc.	124	6,403
Citrix Systems Inc.	4	621
Clearfield, Inc. (a)	1	18
Cloudera, Inc. (a)	4	55
Cloudflare, Inc. - Class A (a)	1	40
CMC Materials Inc.	2	319
Cognex Corp.	7	615
Cognizant Technology Solutions Corp. - Class A	26	2,040
Cognyte Software Ltd (a)	5	140
Coherent Inc. (a)	2	435
Cohu Inc. (a)	5	196
CommScope Holding Company, Inc. (a)	11	170
Communications Systems Inc. (a) (b)	1	8
CommVault Systems Inc. (a)	2	147
Computer Task Group Inc. (a)	3	25
Comtech Telecommunications Corp.	1	30
Concentrix Solutions Corporation (a)	6	851
Conduent Inc. (a)	15	97
Cornerstone OnDemand, Inc. (a)	3	121
Corning Incorporated	31	1,366
Coupa Software Incorporated (a)	1	262
Cree, Inc. (a)	5	544
CrowdStrike Holdings, Inc. - Class A (a)	2	375
CSG Systems International, Inc.	4	187
CTS Corp.	3	104
Cyberoptics Corp. (a)	1	15
Daktronics Inc. (a)	5	31
Dell Technology Inc. - Class C (a)	7	612
Digi International Inc. (a)	4	69
Digital Turbine USA, Inc. (a)	3	206
Diodes Inc. (a)	3	237
DocuSign, Inc. (a)	2	420
Dolby Laboratories, Inc. - Class A	4	438
Dropbox, Inc. - Class A (a)	11	295
DSP Group, Inc. (a)	1	14
DXC Technology Company (a)	20	626
Dynatrace Holdings LLC (a)	11	528
Ebix Inc.	4	133
EchoStar Corp. - Class A (a)	4	100
Elastic NV (a)	2	206
EMCORE Corporation (a)	3	18
Enphase Energy, Inc. (a)	4	662
Entegris, Inc.	10	1,100
Envestnet, Inc. (a)	2	127
EPAM Systems, Inc. (a)	1	528
ePlus Inc. (a)	1	98
Euronet Worldwide Inc. (a)	4	522
EVERTEC, Inc.	6	237
EVO Payments, Inc. - Class A (a)	1	30
ExlService Holdings Inc. (a)	2	153
F5 Networks, Inc. (a)	4	829
Fabrinet (a)	2	210
Fair Isaac Corporation (a)	1	634
FARO Technologies Inc. (a)	1	97
Fastly, Inc. - Class A (a) (b)	2	161
Fidelity National Information Services, Inc.	15	2,086
FireEye, Inc. (a)	2	42
First Solar, Inc. (a)	8	701
Fiserv, Inc. (a)	17	1,972
Five9 Inc. (a)	1	196
FleetCor Technologies Inc. (a)	4	1,110
Flex Ltd. (a)	45	821
FLIR Systems Inc.	10	555
FormFactor Inc. (a)	6	249
Fortinet, Inc. (a)	6	1,062
Frequency Electronics Inc. (a)	1	11
Gartner Inc. (a)	5	988
Genpact Limited	16	670
Global Payments Inc.	7	1,503
Globant S.A. (a)	3	527
GoDaddy Inc. - Class A (a)	7	546
GSI Technology, Inc. (a)	1	6
GTT Communications Inc. (a) (b)	8	14
Guidewire Software, Inc. (a)	4	422
Hackett Group Inc.	3	53
Harmonic, Inc. (a)	10	81
Hewlett Packard Enterprise Company	65	1,018
HP Inc.	40	1,271
HubSpot Inc. (a)	1	342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ichor Holdings, Ltd. (a)	2	131
II-VI Incorporated (a)	6	383
Infinera Corporation (a)	11	106
INPHI Corporation (a)	2	435
Insight Enterprises, Inc. (a)	3	298
Intel Corporation	152	9,737
InterDigital Communications, Inc.	3	180
International Business Machines Corporation	40	5,295
Intevac Inc. (a)	1	7
Intuit Inc.	6	2,370
IPG Photonics Corporation (a)	3	641
Itron Inc. (a)	3	294
J2 Cloud Services, LLC (a)	4	516
Jabil Inc.	17	911
Jack Henry & Associates Inc.	3	386
Juniper Networks, Inc.	25	629
KBR, Inc.	15	566
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	8	1,213
Kimball Electronics Group, LLC (a)	3	68
KLA-Tencor Corp.	7	2,262
Knowles Corporation (a)	8	178
Kulicke & Soffa Industries Inc.	4	221
KVH Industries Inc. (a)	2	19
Lam Research Corp.	5	3,231
Lattice Semiconductor Corp. (a)	7	332
Leidos Holdings Inc.	9	848
Limelight Networks, Inc. (a)	7	26
Littelfuse Inc.	2	451
Liveramp, Inc. (a)	5	263
Lumentum Holdings Inc. (a)	5	419
MACOM Technology Solutions Holdings, Inc. (a)	4	216
MagnaChip Semiconductor, Ltd. (a)	4	101
Manhattan Associates Inc. (a)	4	463
Mantech International Corp. - Class A	3	231
Marvell Technology Group Ltd	22	1,081
MasterCard Incorporated - Class A	27	9,688
Maxim Integrated Products, Inc. (a)	10	913
MAXIMUS Inc.	6	545
MaxLinear, Inc. (a)	4	143
Methode Electronics Inc.	4	166
Microchip Technology Incorporated	10	1,532
Micron Technology, Inc. (a)	38	3,365
Microsoft Corporation	207	48,712
MicroStrategy Inc. - Class A (a)	1	591
Mimecast Uk Limited (a)	3	111
MKS Instruments, Inc.	4	786
MongoDB, Inc. - Class A (a)	1	226
Monolithic Power Systems Inc.	1	374
Motorola Solutions Inc.	5	928
MTS Systems Corp. (a)	2	140
National Instruments Corp.	8	332
NCR Corporation (a)	10	379
NeoPhotonics Corporation (a)	3	37
NetApp, Inc.	10	719
NETGEAR, Inc. (a)	3	136
NetScout Systems, Inc. (a)	6	182
New Relic, Inc. (a)	3	172
NIC Inc.	5	169
NortonLifelock Inc.	25	539
Novantas Inc. (a)	3	368
Nuance Communications, Inc. (a)	13	547
NVE Corp.	—	33
NVIDIA Corporation	12	6,624
Okta, Inc. - Class A (a)	2	399
On Semiconductor Corporation (a)	31	1,287
Onespan, Inc. (a)	3	83
Onto Innovation Inc. (a)	4	259
Oracle Corporation	55	3,866
OSI Systems Inc. (a)	2	187
Pagerduty, Inc. (a)	3	112
Palo Alto Networks, Inc. (a)	1	432
Paychex Inc.	17	1,695
Paycom Software, Inc. (a)	2	811
Paylocity Holding Corporation (a)	2	393
Paypal Holdings, Inc. (a)	17	4,151
PC Connection, Inc. (a)	3	143
PDF Solutions Inc. (a)	2	42
Pegasystems Inc.	3	290
Perficient, Inc. (a)	3	148
Perspecta Inc.	12	362
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	7	90
Plexus Corp. (a)	3	251
Power Integrations Inc.	5	388
Progress Software Corp.	4	180
Proofpoint, Inc. (a)	2	300
PTC Inc. (a)	5	636
Pure Storage, Inc. - Class A (a)	10	213
Q2 Holdings, Inc. (a)	2	211
QAD Inc. - Class A	1	41
Qorvo, Inc. (a)	5	914
Qualcomm Incorporated	34	4,558
Qualys, Inc. (a)	2	242
Rambus Inc. (a)	11	213
RealNetworks, Inc. (a)	2	9
RealPage, Inc. (a)	7	608
Ribbon Communications Inc. (a)	7	57
Richardson Electronics Ltd.	1	4
RingCentral, Inc. - Class A (a)	1	342
Rogers Corp. (a)	1	275
Sabre Corporation (a)	23	333
SailPoint Technologies Holdings, Inc. (a)	1	56
Salesforce.Com, Inc. (a)	13	2,841
Sanmina Corp. (a)	6	232
Sapiens International Corporation N.V.	1	26
ScanSource Inc. (a)	4	115
Science Applications International Corp.	5	383
Seagate Technology Public Limited Company	15	1,156
Semtech Corp. (a)	4	257
ServiceNow, Inc. (a)	2	1,033
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	352
Skyworks Solutions, Inc.	7	1,298
SMART Global Holdings, Inc. (a)	3	129
Smartsheet Inc. - Class A (a)	4	237
SolarEdge Technologies Ltd. (a)	3	956
SolarWinds Corporation (a)	3	61
Splunk Inc. (a)	2	326
Spotify Technology S.A. (a)	2	621
SPS Commerce, Inc. (a)	2	211
Square, Inc. - Class A (a)	3	603
SS&C Technologies Holdings, Inc.	13	886
Stratasys, Inc. (a)	5	135
Super Micro Computer, Inc. (a)	2	90
Sykes Enterprises Inc. (a)	4	170
Synaptics Incorporated (a)	2	337
Synchronoss Technologies, Inc. (a)	4	16
SYNNEX Corporation	6	653
Synopsys Inc. (a)	5	1,170
TE Connectivity Ltd.	11	1,409
Teradata Corporation (a)	10	404
Teradyne Inc.	8	973
Tessco Technologies Inc. (a)	1	5
Texas Instruments Incorporated	35	6,694
The Trade Desk, Inc. - Class A (a)	1	568
The Western Union Company	15	382
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	11	827
TTEC Holdings, Inc.	5	458
TTM Technologies, Inc. (a)	9	136
Twilio Inc. - Class A (a)	2	681
Tyler Technologies Inc. (a)	2	913
Ultra Clean Holdings, Inc. (a)	3	173
Unisys Corp. (a)	4	100
Universal Display Corporation	2	558
Upstate Property Rentals, LLC (a)	2	219
Veeco Instruments Inc. (a)	5	108
Verint Systems Inc. (a)	5	229
VeriSign, Inc. (a)	3	688

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Verra Mobility Corporation - Class A (a)	10	133
ViaSat, Inc. (a)	5	236
Viavi Solutions Inc. (a)	17	262
Visa Inc. - Class A	46	9,719
Vishay Intertechnology Inc.	11	267
Vishay Precision Group, Inc. (a)	1	22
VMware, Inc. - Class A (a)	2	332
Vontier Corporation (a)	5	158
Western Digital Corporation (a)	17	1,150
Wex, Inc. (a)	3	560
Workday, Inc. - Class A (a)	2	412
Xerox Holdings Corporation	20	491
Xilinx, Inc. (a)	8	977
Xperi Holding Corporation	15	318
Zebra Technologies Corp. - Class A (a)	2	857
Zendesk, Inc. (a)	1	122
Zoom Video Communications, Inc. - Class A (a)	2	567
Zscaler, Inc. (a)	1	220
		330,605
Financials 13.9%
1st Source Corporation	3	154
Affiliated Managers Group, Inc.	4	618
AFLAC Incorporated	26	1,334
Alleghany Corporation (a)	1	504
Allegiance Bancshares, Inc.	2	69
Ally Financial Inc.	23	1,061
Altabancorp	1	28
A-Mark Precious Metals, Inc. (a)	—	14
Ambac Financial Group, Inc. (a)	4	68
American Equity Investment Life Holding Company	9	270
American Express Company (a)	21	2,969
American Financial Group, Inc.	5	596
American International Group, Inc.	26	1,200
American National Bankshares Inc.	1	21
American National Group, Inc.	2	169
Ameriprise Financial, Inc.	9	2,048
Ameris Bancorp	7	356
Amerisafe, Inc.	2	134
AON Public Limited Company - Class A	8	1,812
Arch Capital Group Ltd. (a)	23	890
Ares Management Corporation - Class A	4	225
Argo Group International Holdings, Ltd.	3	159
Arrow Financial Corporation	2	65
Arthur J Gallagher & Co.	10	1,190
Artisan Partners Asset Management Inc. - Class A	3	135
Associated Banc-Corp	14	298
Assurant, Inc.	4	570
Assured Guaranty Ltd.	6	267
Atlantic Capital Bancshares, Inc. (a)	1	28
Atlantic Union Bank	7	255
AXIS Capital Holdings Limited	6	273
Axos Financial, Inc. (a)	7	324
Banc of California, Inc.	6	100
BancFirst Corporation	3	243
BancorpSouth Bank	8	269
Bank of America Corporation	188	7,271
Bank of Hawaii Corporation	3	278
Bank of Marin Bancorp	2	67
Bank of N.T. Butterfield & Son Limited (The)	6	212
Bank OZK	13	517
BankFinancial Corporation	2	22
BankUnited, Inc.	9	378
Banner Corporation	3	150
Bar Harbor Bankshares	1	39
Berkshire Hathaway Inc. - Class B (a)	42	10,666
Berkshire Hills Bancorp, Inc.	6	144
BGC Partners, Inc. - Class A	34	166
BlackRock, Inc.	3	2,491
Blucora, Inc. (a)	4	71
BOK Financial Corporation	4	394
Boston Private Financial Holdings Inc.	10	127
Brighthouse Financial, Inc. (a)	7	324
Brightsphere Investment Group Inc.	9	184
Brookline Bancorp, Inc.	7	108
Brown & Brown Inc.	15	700
Bryn Mawr Bank Corp.	2	109
C&F Financial Corporation	—	2
Cadence Bancorporation - Class A	15	313
Camden National Corp.	2	91
Cannae Holdings, Inc. (a)	8	315
Capital City Bank Group Inc.	1	26
Capital One Financial Corporation	12	1,565
Capitol Federal Financial	16	208
Cathay General Bancorp	7	274
Cboe Global Markets, Inc.	6	634
CBTX, Inc.	1	38
Central Pacific Financial Corp.	4	99
Central Valley Community Bancorp	—	4
Chubb Limited	11	1,780
Cincinnati Financial Corporation	7	762
CIT Group Inc.	7	335
Citigroup Inc.	51	3,689
Citizens & Northern Corp.	1	18
Citizens Financial Group Inc.	22	993
Citizens Inc. - Class A (a) (b)	4	21
City Holdings Co.	1	108
CME Group Inc. - Class A	7	1,331
CNA Financial Corp.	1	67
CNB Financial Corp.	1	33
CNO Financial Group, Inc.	11	279
Codorus Valley Bancorp Inc.	—	6
Cohen & Steers, Inc.	4	279
Columbia Banking System Inc.	6	277
Columbia Financial, Inc. (a)	6	97
Comerica Inc.	9	677
Commerce Bancshares Inc.	9	659
Community Bank System Inc.	4	280
Community Trust Bancorp Inc.	2	91
ConnectOne Bancorp, Inc.	6	140
Consumer Portfolio Services Inc. (a)	2	9
Cowen Inc. - Class A	2	78
Crawford & Co. - Class B	1	14
Credit Acceptance Corp. (a) (b)	2	548
Cullen/Frost Bankers Inc.	5	526
Customers Bancorp, Inc. (a)	3	105
CVB Financial Corp.	11	249
Diamond Hill Investment Group, Inc. - Class A	—	75
Dime Community Bancshares, Inc.	4	132
Discover Financial Services	12	1,170
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	5	150
Eagle Bancorp Inc.	4	190
East West Bancorp, Inc.	11	836
eHealth, Inc. (a)	2	111
Employer Holdings Inc.	4	157
Encore Capital Group, Inc. (a)	4	164
Enova International, Inc. (a)	4	152
Enstar Group Limited (a)	1	313
Enterprise Financial Services Corp.	3	146
Equitable Holdings, Inc.	23	745
Equity Bancshares, Inc. - Class A (a)	1	29
Erie Indemnity Company - Class A	2	506
ESSA Bancorp, Inc.	1	16
Essent Group Ltd.	10	490
Evercore Inc. - Class A	4	566
Everest Re Group, Ltd.	2	373
EZCORP, Inc. - Class A (a)	7	36
FactSet Research Systems Inc.	2	696
Farmers National Banc Corp.	1	13
FB Financial Corporation	5	201
FBL Financial Group, Inc. - Class A	3	146
Federal Agricultural Mortgage Corporation - Class C	1	91
Federated Investors, Inc. - Class B	11	338
Fednat Holding Company	2	8
Fidelity National Financial, Inc. - Class A	17	690
Fifth Third Bancorp	28	1,062
Financial Institutions Inc.	2	58
First American Financial Corporation	10	562
First Bancorp.	4	154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
First Bancorp.	22	247
First Bancshares Inc.	1	28
First Busey Corporation	7	172
First Business Financial Services, Inc.	1	23
First Citizens BancShares, Inc. - Class A	1	681
First Commonwealth Financial Corporation	8	122
First Community Bancshares, Inc.	2	52
First Financial Bancorp.	10	246
First Financial Bankshares, Inc.	11	528
First Financial Corporation	1	43
First Financial Northwest, Inc.	1	14
First Foundation Inc.	4	96
First Hawaiian, Inc.	9	233
First Horizon National Corporation	46	785
First Interstate BancSystem, Inc. - Class A	3	159
First Merchants Corporation	5	243
First Mid Bancshares, Inc.	2	72
First Midwest Bancorp, Inc.	10	215
First Republic Bank	6	926
FirstCash, Inc.	4	230
Flagstar Bancorp, Inc.	6	251
Flushing Financial Corp.	3	74
FNB Corp.	30	385
Franklin Resources Inc.	34	1,020
Fulton Financial Corp.	15	258
GAMCO Investors Inc. - Class A	1	23
GBLI Holdings, LLC - Class A	1	29
Genworth Financial, Inc. - Class A (a)	49	162
German American Bancorp Inc.	3	126
Glacier Bancorp, Inc.	6	331
Globe Life Inc.	7	641
Great Southern Bancorp Inc.	2	103
Great Western Bancorp Inc.	5	162
Green Dot Corporation - Class A (a)	3	159
Greenhill & Co. Inc.	3	41
Greenlight Capital Re, Ltd. - Class A (a)	3	28
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A	1	131
Hancock Whitney Co.	6	238
Hanmi Financial Corp.	3	68
Hanover Insurance Group Inc.	4	464
HarborOne Bancorp, Inc.	8	103
HCI Group, Inc.	2	117
Heartland Financial USA, Inc.	4	220
Hennessy Advisors Inc. (b)	—	3
Heritage Commerce Corp.	5	56
Heritage Financial Corporation	4	119
Heritage Insurance Holdings, Inc.	3	29
Hilltop Holdings Inc.	10	354
Home BancShares, Inc.	11	310
HomeStreet, Inc.	3	126
HomeTrust Bancshares Inc.	1	35
Hope Bancorp, Inc.	13	190
Horace Mann Educators Corp.	4	163
Horizon Bancorp Inc.	5	84
Houlihan Lokey Inc. - Class A	4	275
Huntington Bancshares Incorporated	61	954
Independence Holding Co.	1	32
Independence Holdings, LLC	12	669
Independent Bank Corp.	3	59
Independent Bank Corp.	3	272
Independent Bank Group, Inc.	4	302
Interactive Brokers Group, Inc. - Class A	5	347
Intercontinental Exchange, Inc.	14	1,535
International Bancshares Corporation	6	277
Invesco Ltd.	25	632
Investors Bancorp, Inc.	21	304
James River Group, Inc.	2	72
Janus Henderson Group PLC	14	451
Jefferies Financial Group Inc.	19	584
JPMorgan Chase & Co.	102	15,596
K.K.R. Co., Inc. - Class A	18	863
Kearny Financial Corp	11	133
Kemper Corp.	6	515
KeyCorp	42	842
Kinsale Capital Group, Inc.	1	243
Lakeland Bancorp Inc.	7	128
Lakeland Financial Corp.	2	122
Lazard Ltd - Class A	11	498
LendingClub Corporation (a)	15	241
LendingTree, Inc. (a) (b)	1	173
Lincoln National Corporation	11	688
Live Oak Bancshares, Inc.	6	406
Loews Corp.	14	715
LPL Financial Holdings Inc.	8	1,078
M&T Bank Corporation	6	924
Macatawa Bank Corp.	1	6
Maiden Holdings, Ltd. (a)	9	30
Manning & Napier, Inc. - Class A (a)	1	7
Markel Corporation (a)	1	904
MarketAxess Holdings Inc.	1	652
Marlin Business Services Inc.	2	27
Marsh & McLennan Companies, Inc.	13	1,612
MBIA Inc. (a)	14	135
Mercantile Bank Corp.	2	66
Merchants Bancorp, Inc.	1	21
Mercury General Corp.	5	290
Meridian Bancorp, Inc.	7	122
Meta Financial Group, Inc.	5	239
MetLife, Inc.	19	1,172
MGIC Investment Corp.	26	355
Midland States Bancorp Inc.	2	43
MidWestOne Financial Group Inc.	1	23
Moelis & Company LLC - Class A	4	206
Moody's Corp.	5	1,495
Morgan Stanley	67	5,210
Morningstar Inc.	3	627
Mr. Cooper Group Inc. (a)	7	235
MSCI Inc. - Class A	3	1,086
NASDAQ Inc.	7	1,013
National Bank Holdings Corp. - Class A	3	121
National Bankshares Inc.	—	2
National Western Life Group Inc. - Class A	1	168
Navient Corporation	19	273
NBT Bancorp Inc.	5	181
Nelnet, Inc. - Class A	3	191
New York Community Bancorp Inc. - Series A	35	445
Nicholas Financial, Inc. (a)	1	6
Nicolet Bankshares, Inc. (a)	—	23
NMI Holdings Inc. - Class A (a)	7	168
Northern Trust Corp.	9	995
Northfield Bancorp Inc.	5	84
Northrim BanCorp Inc.	—	17
Northwest Bancshares Inc.	12	175
OceanFirst Financial Corp.	7	169
Ocwen Financial Corporation (a)	—	7
OFG Bancorp	6	141
Old National Bancorp	14	275
Old Republic International Corp.	23	500
Old Second Bancorp Inc.	1	9
Oppenheimer Holdings Inc. - Class A	1	44
Origin Bancorp, Inc.	1	35
Pacific Premier Bancorp, Inc.	9	376
PacWest Bancorp	7	284
Palomar Holdings, Inc. (a)	—	7
Park National Corp.	1	182
Peapack Gladstone Financial Corp.	2	70
Penns Woods Bancorp Inc.	—	8
PennyMac Financial Services, Inc.	2	112
Peoples Bancorp Inc.	2	70
Peoples Financial Services Corp.	—	9
People's United Financial Inc.	33	595
Pinnacle Financial Partners, Inc.	5	421
Piper Jaffray Cos.	2	197
PJT Partners Inc. - Class A	1	72
Popular Inc.	9	620
Preferred Bank	2	102
Premier Financial Corporation	3	115
Primerica, Inc.	5	666
Principal Financial Group, Inc.	16	941

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ProAssurance Corporation	6	162
PROG Holdings, Inc. (a)	6	249
Progressive Corp.	18	1,710
Prosperity Bancshares Inc.	7	510
Protective Insurance Company - Class B	1	22
Provident Financial Holdings Inc.	—	7
Provident Financial Services, Inc.	7	151
Prudential Bancorp Inc of Pennsylvania	—	4
Prudential Financial Inc.	15	1,370
Pzena Investment Management, Inc. - Class A	2	19
QCR Holdings, Inc.	1	46
Radian Group Inc.	15	337
Raymond James Financial Inc.	9	1,150
Regional Management Corp.	2	62
Regions Financial Corporation	43	889
Reinsurance Group of America, Incorporated	4	493
RenaissanceRe Holdings Ltd	3	410
Renasant Corporation	5	222
Republic Bancorp Inc. - Class A	2	80
Republic First Bancorp Inc. (a)	2	9
RLI Corp.	3	281
S&P Global Inc.	6	2,151
S&T Bancorp Inc.	4	130
Safety Insurance Group, Inc.	2	138
Sandy Spring Bancorp Inc.	5	202
Santander Consumer USA Holdings Inc.	23	611
Seacoast Banking Corp. of Florida (a)	4	137
SEI Investments Co.	11	644
Selective Insurance Group Inc.	4	325
ServisFirst Bancshares, Inc.	4	242
Sierra BanCorp	1	39
Signature Bank	4	887
Simmons First National Corp. - Class A	9	261
SiriusPoint Ltd (a)	12	117
SLM Corporation	40	723
South State Corp.	5	398
Southside Bancshares, Inc.	4	150
State Auto Financial Corp.	7	142
State Street Corporation	13	1,119
Sterling Bancorp	19	428
Sterling Bancorp, Inc. (a)	3	15
Stewart Information Services Corp.	3	131
Stifel Financial Corp.	10	633
Stock Yards Bancorp Inc.	2	98
StoneX Group Inc. (a)	2	120
SVB Financial Group (a)	2	1,126
Synchrony Financial	24	966
Synovus Financial Corp.	15	704
T. Rowe Price Group, Inc.	9	1,557
TCF Financial Corporation	15	718
Territorial Bancorp Inc.	1	29
Texas Capital Bancshares, Inc. (a)	5	349
TFS Financial Corporation	11	216
The Allstate Corporation	18	2,047
The Bancorp, Inc. (a)	8	163
The Bank of New York Mellon Corporation	31	1,478
The Blackstone Group Inc. - Class A	15	1,136
The Charles Schwab Corporation	51	3,314
The First Bancorp, Inc.	1	33
The First of Long Island Corporation	2	49
The Goldman Sachs Group, Inc.	10	3,254
The Hartford Financial Services Group, Inc.	25	1,641
The PNC Financial Services Group, Inc.	10	1,805
The PRA Group, Inc. (a)	4	166
The Travelers Companies, Inc.	15	2,216
Tiptree Inc.	3	26
Tompkins Financial Corp.	2	130
TowneBank	7	203
Tradeweb Markets Inc. - Class A	6	427
Trico Bancshares	4	168
Tristate Capital Holdings, Inc. (a)	4	86
Triumph Bancorp, Inc. (a)	5	353
Truist Financial Corporation	33	1,930
Trupanion Inc. (a)	1	76
TrustCo Bank Corp.	11	83
Trustmark Corp.	6	188
U.S. Bancorp	48	2,669
Ubiquiti Inc.	1	192
UMB Financial Corp.	4	388
Umpqua Holdings Corp.	18	313
United Bankshares Inc.	12	460
United Community Banks, Inc.	8	270
United Fire Group Inc.	3	104
United Insurance Holdings Corp.	8	55
Universal Insurance Holdings, Inc.	6	86
Univest Financial Corporation	3	87
Unum Group	15	429
Valley National Bancorp	32	437
Veritex Holdings Inc.	4	122
Virtu Financial Inc. - Class A	9	264
Virtus Partners, Inc.	1	189
Voya Financial, Inc.	8	537
W. R. Berkley Corporation	12	911
Waddell & Reed Financial Inc. - Class A	10	254
Walker & Dunlop, Inc.	3	339
Washington Federal Inc.	7	215
Washington Trust Bancorp, Inc.	2	106
Waterstone Financial, Inc.	3	67
Webster Financial Corp.	7	412
Wells Fargo & Company	97	3,807
WesBanco Inc.	6	206
West Bancorporation, Inc.	2	43
Westamerica Bancorp	3	177
Western Alliance Bancorp	9	807
Westwood Holdings Group Inc.	1	12
White Mountains Insurance Group Ltd	—	285
Willis Towers Watson Public Limited Company	4	932
Wintrust Financial Corporation	5	398
WisdomTree Investments, Inc.	17	108
World Acceptance Corp. (a)	1	123
WSFS Financial Corp.	4	197
Zions Bancorp	10	544
		197,868
Industrials 12.9%
3M Company	24	4,647
AAON, Inc.	3	210
AAR Corp.	4	182
ABM Industries Incorporated	7	338
Acacia Research Corporation (a)	2	12
ACCO Brands Corporation	11	97
Acuity Brands, Inc.	3	517
ADT, Inc.	18	148
Advanced Drainage Systems, Inc.	7	690
AECOM (a)	11	685
Aegion Corporation - Class A (a)	3	95
Aerojet Rocketdyne Holdings, Inc. (a)	6	273
AeroVironment, Inc. (a)	2	218
AGCO Corporation	6	881
Air Lease Corporation - Class A	14	663
Air Transport Services Group, Inc. (a)	7	204
Alamo Group Inc.	1	127
Alaska Air Group, Inc.	11	735
Albany International Corp. - Class A	2	170
Allegiant Travel Company (a)	1	244
Allegion Public Limited Company	4	560
Allied Motion Technologies Inc.	1	64
Allison Systems, Inc.	11	463
AMERCO (a)	2	1,086
Ameresco, Inc. - Class A (a)	1	56
American Airlines Group Inc. (a)	34	810
American Woodmark Corporation (a)	2	216
AMETEK, Inc.	9	1,129
AO Smith Corp.	10	673
APi Group Corporation (a)	14	290
Apogee Enterprises, Inc.	4	143
Applied Industrial Technologies, Inc.	3	264
ARC Document Solutions, Inc.	4	9
Arcbest Corporation	3	195
Arcosa, Inc.	4	249

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Argan, Inc.	2	88
Armstrong Flooring, Inc. (a)	3	14
Armstrong World Industries, Inc.	3	292
ASGN Incorporated (a)	5	469
Astec Industries, Inc.	2	179
Astronics Corporation (a)	2	40
Astronics Corporation - Class B (a)	1	26
Atkore International Group Inc. (a)	4	315
Atlas Air Worldwide Holdings, Inc. (a)	3	171
Avis Budget Group, Inc. (a)	5	347
Axone Intelligence Inc. (a)	3	375
AZZ Inc.	3	131
Barnes Group Inc.	5	226
Barrett Business Services, Inc.	1	80
Beacon Roofing Supply, Inc. (a)	7	378
Boise Cascade Company	5	271
Brady Corp. - Class A	4	220
Brink's Co.	3	222
Builders FirstSource, Inc. (a)	24	1,135
BWXT Government Group, Inc.	7	453
C.H. Robinson Worldwide, Inc.	8	758
CAI International Inc.	1	42
Carlisle Cos. Inc.	5	762
Carrier Global Corporation	39	1,639
Casella Waste Systems Inc. - Class A (a)	3	184
Caterpillar Inc.	16	3,761
CBIZ Inc. (a)	5	157
Ceco Environmental Corp. (a)	3	25
Chart Industries, Inc. (a)	3	483
Cimpress Public Limited Company (a)	2	178
Cintas Corp.	4	1,522
CIRCOR International, Inc. (a)	2	56
Civeo Corporation (a)	1	10
Clean Harbors Inc. (a)	5	434
Colfax Corp. (a)	10	438
Columbus Mckinnon Corp.	2	127
Comfort Systems USA Inc.	3	198
Commercial Vehicle Group Inc. (a)	5	44
Construction Partners, Inc. - Class A (a)	3	103
Copart Inc. (a)	9	972
CoreLogic, Inc.	6	494
Cornerstone Building Brands, Inc. (a)	7	101
Costamare Inc.	8	77
CoStar Group, Inc. (a)	1	661
Covanta Holding Corporation	11	159
Covenant Transportation Group, Inc. - Class A (a)	2	46
CRA International, Inc.	1	80
Crane Co.	5	433
CSW Industrials Inc.	2	274
CSX Corp.	25	2,436
Cubic Corp.	3	200
Cummins Inc.	8	2,189
Curtiss-Wright Corp.	4	523
Deere & Company	9	3,317
Delta Air Lines, Inc.	17	824
Deluxe Corp.	5	196
Donaldson Co. Inc.	11	631
Douglas Dynamics, Inc.	3	130
Dover Corporation	7	908
Ducommun Inc. (a)	1	78
DXP Enterprises Inc. (a)	2	54
Dycom Industries, Inc. (a)	3	276
Eagle Bulk Shipping Inc. (a)	—	12
Eaton Corporation Public Limited Company	11	1,568
Echo Global Logistics, Inc. (a)	3	102
EMCOR Group, Inc.	6	721
Emerson Electric Co.	15	1,382
Encore Wire Corp.	2	143
Enerpac Tool Group Corp. - Class A	5	127
EnerSys	3	294
Eneti Inc.	1	21
Ennis Inc.	3	69
EnPro Industries, Inc.	3	250
Equifax Inc.	5	835
ESCO Technologies Inc.	2	212
Evoqua Water Technologies Corp. (a)	6	149
ExOne Co. (a)	1	41
Expeditors International of Washington Inc.	12	1,243
Exponent, Inc.	3	306
Fastenal Co.	27	1,359
Federal Signal Corporation	5	207
FedEx Corporation	8	2,209
Flowserve Corporation	9	346
Fluor Corp. (a)	8	178
Forrester Research Inc. (a)	2	72
Fortive Corporation	12	860
Fortune Brands Home & Security, Inc.	11	1,095
Forward Air Corp.	2	213
Franklin Covey Co. (a)	1	31
Franklin Electric Co. Inc.	4	281
FreightCar America Inc. (a)	1	7
FTI Consulting Inc. (a)	3	416
Gates Industrial Corporation PLC (a)	3	40
GATX Corporation	3	263
Genco Shipping & Trading Limited	1	8
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	4	1,405
General Dynamics Corporation	14	2,558
General Electric Company	153	2,010
Gibraltar Industries Inc. (a)	3	248
GMS Inc. (a)	4	179
Gorman-Rupp Co.	2	81
GP Strategies Corporation (a)	2	34
Graco Inc.	11	788
GrafTech International Ltd.	12	150
Graham Corp.	—	6
Granite Construction Incorporated	5	210
Great Lakes Dredge & Dock Corp. (a)	7	107
Greenbrier Cos. Inc.	3	137
Griffon Corporation	5	129
H&E Equipment Services, Inc.	3	133
Harsco Corporation (a)	8	133
Hawaiian Holdings, Inc. (a)	5	140
Healthcare Services Group Inc.	5	141
Heartland Express Inc.	9	184
HEICO Corp.	3	349
HEICO Corp. - Class A	4	421
Heidrick & Struggles International Inc.	2	78
Helios Technologies, Inc.	5	330
Herc Holdings Inc. (a)	4	369
Heritage-Crystal Clean, LLC (a)	1	27
Herman Miller Inc.	6	230
Hexcel Corp. (a)	8	447
Hill International Inc. (a)	4	12
Hillenbrand Inc.	5	260
HNI Corp.	4	154
Honeywell International Inc.	18	3,955
Houston Wire & Cable Company (a)	1	5
Howmet Aerospace Inc. (a)	28	900
HUB Group Inc. - Class A (a)	3	207
Hubbell Inc.	5	959
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	4	753
Hurco Cos. Inc.	—	11
Huron Consulting Group Inc. (a)	2	113
Hyster-Yale Materials Handling Inc. - Class A	1	98
IAA Spinco Inc. (a)	9	512
ICF International, Inc.	2	180
IDEX Corporation	4	745
IES Holdings, Inc. (a)	2	104
IHS Markit Ltd.	9	823
Illinois Tool Works Inc.	10	2,141
Ingersoll Rand Inc. (a)	17	823
Insperity, Inc.	2	184
Insteel Industries, Inc.	2	64
Interface Inc. - Class A	8	104
ITT Industries Holdings, Inc.	7	641
Jacobs Engineering Group Inc.	9	1,146
JB Hunt Transport Services Inc.	7	1,211
JELD-WEN Holding, Inc. (a)	9	236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JetBlue Airways Corporation (a)	28	560
John Bean Technologies Corp.	2	313
Johnson Controls International Public Limited Company	29	1,735
Kadant Inc.	1	194
Kaman Corp.	3	145
Kansas City Southern	4	1,147
KAR Auction Services, Inc. (a)	12	178
Kelly Services Inc. - Class A (a)	4	79
Kennametal Inc.	8	322
Kforce Inc.	3	144
Kimball International Inc. - Class B	4	61
Kirby Corp. (a)	5	277
Knight-Swift Transportation Holdings Inc. - Class A	13	646
Knoll Inc.	8	130
Korn Ferry	5	325
Kratos Defense & Security Solutions, Inc. (a)	8	205
L3Harris Technologies, Inc.	6	1,203
Landstar System Inc.	3	551
Lawson Products Inc. (a)	—	23
LB Foster Co. (a)	1	18
Lennox International Inc.	2	722
Lincoln Electric Holdings Inc.	4	534
Lindsay Corp.	1	131
Lockheed Martin Corporation	7	2,733
LSI Industries Inc.	1	10
Lydall Inc. (a)	2	61
Macquarie Infrastructure Corporation (a)	5	158
Manitowoc Co. Inc. (a)	4	74
ManpowerGroup Inc.	5	544
Marten Transport Ltd.	11	182
Masco Corporation	9	525
Masonite International Corporation (a)	2	277
MasTec Inc. (a)	8	747
Matson Intermodal - Paragon, Inc.	5	327
Matthews International Corp. - Class A	3	135
McGrath RentCorp	2	171
Mercury Systems Inc. (a)	3	214
Meritor, Inc. (a)	9	251
Middleby Corp. (a)	4	640
Miller Industries Inc.	1	59
Mistras Group, Inc. (a)	3	29
Moog Inc. - Class A	3	253
MRC Global Inc. (a)	10	86
MSA Safety Inc.	2	298
MSC Industrial Direct Co. - Class A	4	363
Mueller Industries Inc.	5	223
Mueller Water Products Inc. - Class A	16	229
MYR Group Inc. (a)	2	166
National Presto Industries Inc.	1	63
Navistar International Corporation (a)	9	390
Nielsen Holdings plc	26	658
NL Industries Inc.	1	7
NN Inc. (a)	3	21
Nordson Corp.	4	699
Norfolk Southern Corporation	8	2,129
Northrop Grumman Systems Corp.	6	1,857
Northwest Pipe Co. (a)	1	33
Now, Inc. (a)	13	133
NV5 Global, Inc. (a)	1	132
Nvent Electric Public Limited Company	13	355
Old Dominion Freight Line Inc.	5	1,252
Orion Group Holdings, Inc. (a)	2	10
Oshkosh Corp.	6	750
Otis Worldwide Corporation	13	877
Owens Corning Inc.	8	720
PACCAR Inc.	19	1,777
PAM Transportation Services Inc. (a)	—	18
Parker-Hannifin Corporation	7	2,234
Park-Ohio Holdings Corp.	1	41
Parsons Corporation (a)	6	235
Patrick Industries, Inc.	3	220
Pentair Public Limited Company	13	784
PGT Innovations, Inc. (a)	6	145
Pitney Bowes Inc.	16	128
Plug Power Inc. (a)	9	336
Powell Industries Inc.	1	36
Preformed Line Products Co.	—	13
Primoris Services Corporation	6	188
Proto Labs Inc. (a)	2	215
Quad/Graphics Inc. - Class A (a)	4	16
Quanex Building Products Corp.	4	94
Quanta Services, Inc.	12	1,058
Radiant Logistics, Inc. (a)	3	23
Raven Industries Inc. (a)	2	93
Raytheon BBN Technologies Corp.	37	2,843
RBC Bearings Incorporated (a)	1	282
Regal-Beloit Corp.	4	543
Republic Services Inc.	10	1,030
Resideo Technologies, Inc. (a)	13	370
Resources Connection, Inc.	4	59
REV Group Inc. (a)	7	125
Rexnord Corporation	12	558
Robert Half International Inc.	10	783
Rockwell Automation Inc.	5	1,245
Rollins Inc.	14	467
Roper Technologies, Inc.	3	1,088
Rush Enterprises Inc. - Class A	6	316
Ryder System, Inc.	6	461
Saia, Inc. (a)	3	607
Schneider National, Inc. - Class B	3	86
SEACOR Holdings Inc. (a)	4	161
Sensata Technologies Holding PLC (a)	12	693
Shyft Group, Inc.	3	105
SIFCO Industries Inc. (a)	—	2
Simpson Manufacturing Co. Inc.	3	318
SiteOne Landscape Supply, Inc. (a)	2	424
SkyWest Inc. (a)	6	310
Snap-On Inc.	4	955
Southwest Airlines Co. (a)	20	1,204
SP Plus Corporation (a)	2	68
Spirit Aerosystems Holdings Inc. - Class A	7	347
Spirit Airlines Inc. (a)	9	336
SPX Corp. (a)	4	248
SPX Flow, Inc.	4	253
Standex International Corp.	1	98
Stanley Black & Decker, Inc.	6	1,261
Steelcase Inc. - Class A	9	133
Stericycle Inc. (a)	6	419
Sterling Construction Co. Inc. (a)	3	63
SunRun Inc. (a)	15	906
Systemax Inc.	3	131
Team, Inc. (a)	3	34
Teledyne Technologies Inc. (a)	2	928
Tennant Co.	2	188
Terex Corp.	5	241
Tetra Tech, Inc.	4	553
Textainer Group Holdings Limited (a)	8	225
Textron Inc.	18	1,000
The Boeing Company (a)	13	3,229
Thermon Group Holdings, Inc. (a)	3	52
Timken Co.	8	628
Titan International, Inc. (a)	6	57
Titan Machinery Inc. (a)	1	33
Toro Co.	7	677
TPI Composites, Inc. (a)	3	186
Trane Technologies Public Limited Company	12	1,961
TransDigm Group Inc. (a)	2	1,027
TransUnion	8	686
Trex Company, Inc. (a)	8	752
TriMas Corp. (a)	5	139
TriNet Group Inc. (a)	6	437
Trinity Industries Inc.	9	243
Triton Container International Limited	7	395
TrueBlue, Inc. (a)	6	128
Tutor Perini Corp. (a)	8	146
Twin Disc Inc. (a)	1	11
Uber Technologies, Inc. (a)	11	617
UFP Industries, Inc.	5	369
Ultralife Corp. (a)	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
UniFirst Corp.	1	221
Union Pacific Corporation	20	4,388
United Airlines Holdings, Inc. (a)	19	1,103
United Parcel Service Inc. - Class B	22	3,717
United Rentals Inc. (a)	6	1,887
Univar Solutions Inc. (a)	14	297
Universal Logistics Holdings, Inc.	2	60
US Ecology Parent, Inc. (a)	3	116
USA Truck Inc. (a)	1	21
Valmont Industries Inc.	2	396
Vectrus, Inc. (a)	1	68
Verisk Analytics, Inc.	5	907
Veritiv Corp. (a)	2	71
Viad Corp (a)	2	90
Vicor Corp. (a)	1	119
Vidler Water Resources, Inc. (a)	3	30
VSE Corp.	1	47
W. W. Grainger, Inc.	2	871
Wabash National Corp.	7	139
Wabtec Corp.	11	861
Waste Management, Inc.	15	1,876
Watsco Inc.	2	584
Watts Water Technologies Inc. - Class A	2	256
Welbilt Inc. (a)	9	148
Werner Enterprises Inc.	7	338
WESCO International, Inc. (a)	6	494
Willdan Group, Inc. (a)	1	40
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	639
Woodward Governor Co.	4	531
XPO Logistics, Inc. (a)	8	1,040
Xylem Inc.	6	642
Yellow Corp. (a)	4	33
		183,598
Health Care 12.2%
10X Genomics, Inc. (a)	1	256
Abbott Laboratories	42	5,048
AbbVie Inc.	62	6,721
ABIOMED, Inc. (a)	2	623
Acadia Healthcare Company, Inc. (a)	8	478
ACADIA Pharmaceuticals Inc. (a)	5	135
Acceleron Pharma Inc. (a)	2	278
Accuray Incorporated (a)	6	28
Adaptive Biotechnologies Corporation (a)	4	142
Addus HomeCare Corporation (a)	1	116
Adverum Biotechnologies, Inc. (a)	10	98
Agilent Technologies, Inc.	7	947
Agios Pharmaceuticals, Inc. (a)	1	55
Akebia Therapeutics, Inc. (a)	12	39
Alexion Pharmaceuticals, Inc. (a)	8	1,241
Align Technology, Inc. (a)	2	1,193
Alkermes Public Limited Company (a)	9	169
Allakos Inc. (a)	—	46
Allscripts Healthcare Solutions, Inc. (a)	13	194
Alnylam Pharmaceuticals, Inc. (a)	4	500
Amedisys, Inc. (a)	2	584
AmerisourceBergen Corporation	7	775
Amgen Inc.	21	5,170
AMN Healthcare Services, Inc. (a)	4	273
Amphastar Pharmaceuticals, Inc. (a)	4	77
Anaptysbio, Inc. (a)	2	43
AngioDynamics, Inc. (a)	4	104
ANI Pharmaceuticals, Inc. (a)	1	28
Anika Therapeutics, Inc. (a)	1	61
Anthem, Inc.	11	4,104
Ardelyx, Inc. (a)	1	5
Arena Pharmaceuticals, Inc. (a)	4	285
Arrowhead Pharmaceuticals Inc (a)	4	292
Atara Biotherapeutics, Inc. (a)	4	59
AtriCure, Inc. (a)	2	113
Atrion Corporation	—	105
Avanos Medical, Inc. (a)	5	198
Avantor, Inc. (a)	40	1,145
Baxter International Inc.	16	1,340
Becton, Dickinson and Company	5	1,274
Biogen Inc. (a)	8	2,259
BioMarin Pharmaceutical Inc. (a)	10	780
Bio-Rad Laboratories, Inc. - Class A (a)	1	814
Bio-Techne Corporation	2	786
Bluebird Bio, Inc. (a)	4	116
Blueprint Medicines Corporation (a)	1	87
Boston Scientific Corporation (a)	25	973
Bridgebio Pharma, Inc. (a)	2	119
Bristol-Myers Squibb Company	58	3,658
Brookdale Senior Living Inc. (a)	30	181
Bruker Corp.	10	641
Cantel Medical Corp. (a)	4	320
Cardinal Health, Inc.	22	1,351
Catalent Inc. (a)	6	604
Centene Corporation (a)	22	1,407
Cerner Corp.	13	966
Change Healthcare Inc. (a)	12	255
Charles River Laboratories International Inc. (a)	3	968
Chemed Corporation	1	551
Chimerix, Inc. (a)	5	50
Cigna Holding Company	12	3,000
Community Health Systems Inc. (a)	12	159
Computer Programs & Systems Inc. (a)	1	23
Concert Pharmaceuticals Inc. (a)	—	2
Conmed Corp.	2	266
Cooper Cos. Inc.	2	725
Corcept Therapeutics Inc. (a)	9	211
Corvel Corp. (a)	1	130
Covetrus, Inc. (a)	8	232
CRISPR Therapeutics AG (a)	3	348
Cross Country Healthcare Inc. (a)	2	30
CryoLife Inc. (a)	3	63
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	59	4,447
Danaher Corporation	13	3,003
DaVita Inc. (a)	9	930
Denali Therapeutics Inc. (a)	7	379
Dentsply Sirona Inc.	12	741
DexCom Inc. (a)	1	502
Eagle Pharmaceuticals Inc. (a)	1	55
Editas Medicine, Inc. (a)	2	75
Edwards Lifesciences Corporation (a)	10	868
Elanco Animal Health (a)	25	727
Eli Lilly & Co.	26	4,915
Emergent BioSolutions Inc. (a)	4	378
Enanta Pharmaceuticals, Inc. (a)	2	78
Encompass Health Corporation	8	644
Endo International Public Limited Company (a)	23	173
Envista Holdings Corporation (a)	12	495
Enzo Biochem Inc. (a)	4	12
Epizyme, Inc. (a)	5	42
Evolent Health, Inc. - Class A (a)	8	168
Exact Sciences Corporation (a)	3	417
Exelixis, Inc. (a)	21	476
Fate Therapeutics, Inc. (a)	2	127
FibroGen, Inc. (a)	1	52
Five Prime Therapeutics, Inc. (a)	4	150
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	85
Gilead Sciences, Inc.	28	1,828
Global Blood Therapeutics, Inc. (a)	4	152
Globus Medical Inc. - Class A (a)	6	347
Guardant Health, Inc. (a)	4	571
Haemonetics Corp. (a)	3	387
Halozyme Therapeutics, Inc. (a)	1	43
Hanger, Inc. (a)	3	64
Harvard Bioscience Inc. (a)	2	9
HCA Healthcare, Inc.	7	1,248
HealthEquity, Inc. (a)	5	320
Healthstream, Inc. (a)	2	48
Henry Schein Inc. (a)	7	478
Heron Therapeutics, Inc. (a)	2	34
Heska Corporation (a)	—	27
Hill-Rom Holdings Inc.	5	555
HMS Holdings Corp. (a)	8	279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Hologic Inc. (a)	12	916
Horizon Therapeutics Public Limited Company (a)	10	918
Humana Inc.	4	1,662
ICU Medical, Inc. (a)	1	226
IDEXX Laboratories, Inc. (a)	3	1,584
Illumina, Inc. (a)	2	958
Immunitybio, Inc. (a) (b)	1	25
Incyte Corporation (a)	5	401
Innoviva, Inc. (a)	12	142
Inogen, Inc. (a)	1	63
Inovalon Holdings, Inc. - Class A (a)	4	117
Insulet Corporation (a)	2	462
Integer Holdings Corporation (a)	3	267
Integra LifeSciences Holdings Corp. (a)	5	355
Intellia Therapeutics, Inc. (a)	3	233
Intra-Cellular Therapies, Inc. (a)	4	137
Intuitive Surgical, Inc. (a)	2	1,340
Invacare Corp. (a)	4	31
Invitae Corporation (a) (b)	6	228
Ionis Pharmaceuticals Inc. (a)	5	233
IQVIA Inc. (a)	8	1,562
iRhythm Technologies Inc. (a)	1	74
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	102
Jazz Pharmaceuticals Public Limited Company (a)	4	623
Johnson & Johnson	75	12,386
Karyopharm Therapeutics Inc. (a)	4	37
Kodiak Sciences, Inc. (a)	—	47
Kura Oncology, Inc. (a)	3	73
Laboratory Corporation of America Holdings (a)	4	992
Lannett Co. Inc. (a)	3	16
Lantheus Holdings Inc. (a)	5	106
LeMaitre Vascular Inc.	2	78
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	3	481
Ligand Pharmaceuticals Incorporated (a)	1	191
LivaNova PLC (a)	4	261
Luminex Corporation	3	90
Lumos Pharma, Inc. (a)	—	2
MacroGenics Inc. (a)	3	100
Madrigal Pharmaceuticals Inc. (a)	—	57
Magellan Health Services Inc. (a)	3	312
Masimo Corp. (a)	3	673
McKesson Corporation	9	1,811
Mednax, Inc. (a)	7	173
Medpace Holdings, Inc. (a)	3	469
Medtronic Public Limited Company	23	2,745
Merck & Co., Inc.	75	5,778
Meridian Bioscience Inc. (a)	4	113
Merit Medical Systems Inc. (a)	4	213
Mettler-Toledo International Inc. (a)	1	1,094
Mirati Therapeutics, Inc. (a)	2	263
Moderna, Inc. (a)	6	751
ModivCare Inc. (a)	2	232
Molina Healthcare, Inc. (a)	4	970
Myriad Genetics, Inc. (a)	6	173
Natera, Inc. (a)	2	200
National Healthcare Corp.	2	153
National Research Corp. (a)	1	33
Natus Medical Inc. (a)	3	75
Nektar Therapeutics (a)	6	119
Neogen Corp. (a)	3	297
Neogenomics Laboratories, Inc. (a)	3	152
Neurocrine Biosciences, Inc. (a)	2	227
Nevro Corp. (a)	1	95
Nextgen Healthcare Inc. (a)	7	134
Novavax, Inc. (a)	2	382
Novocure Limited (a)	3	389
NuVasive Inc. (a)	4	249
Omnicell, Inc. (a)	3	410
OPKO Health, Inc. (a)	34	148
Orasure Technologies, Inc. (a)	4	48
Orthofix Medical Inc. (a)	3	139
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	7	257
Pacira Biosciences, Inc. (a)	1	70
Patterson Cos. Inc.	8	266
PDL BioPharma, Inc. (a) (c)	6	14
Penumbra, Inc. (a)	1	234
PerkinElmer Inc.	6	788
Perrigo Company Public Limited Company	9	357
PetIQ, Inc. - Class A (a) (b)	2	55
Pfizer Inc.	137	4,961
Phibro Animal Health Corporation - Class A	2	39
PRA Health Sciences, Inc. (a)	5	780
Premier Healthcare Solutions, Inc. - Class A	9	313
Prestige Consumer Healthcare Inc. (a)	5	231
Prothena Corporation Public Limited Company (a)	4	107
Psychemedics Corp. (a)	1	3
Quest Diagnostics Incorporated	7	910
Quidel Corporation (a)	3	371
R1 RCM Inc. (a)	11	268
RadNet Inc. (a)	4	82
Regeneron Pharmaceuticals, Inc. (a)	2	1,041
Regenxbio Inc. (a)	3	117
Repligen Corporation (a)	2	341
ResMed Inc.	5	950
Retrophin, Inc. (a)	4	104
Rhythm Pharmaceuticals, Inc. (a)	1	11
Rocket Pharmaceuticals, Ltd. (a)	3	151
Sage Therapeutics Inc. (a)	1	98
Sangamo Therapeutics Inc. (a)	13	160
Sarepta Therapeutics, Inc. (a)	2	171
Seagen Inc. (a)	2	346
SeaSpine Holdings Corporation (a)	1	11
Select Medical Holdings Corporation (a)	13	444
Simulations Plus Inc.	1	37
Spectrum Pharmaceuticals, Inc. (a)	3	9
Steris Limited	5	897
Stryker Corporation	6	1,419
Supernus Pharmaceuticals Inc. (a)	5	120
Surgalign Holdings, Inc. (a)	4	8
SurModics Inc. (a)	1	80
Symbion, Inc. (a)	3	148
Syneos Health, Inc. - Class A (a)	8	636
Tandem Diabetes Care Inc. (a)	2	143
Taro Pharmaceutical Industries Ltd (a)	3	219
Teladoc Health, Inc. (a)	4	682
Teleflex Incorporated	2	678
Tenet Healthcare Corporation (a)	8	441
TG Biologics, Inc. (a)	3	128
The Ensign Group, Inc.	5	507
The Pennant Group, Inc. (a)	3	124
Thermo Fisher Scientific Inc.	9	4,212
Triple-S Management Corp. - Class B (a)	2	56
Turning Point Therapeutics, Inc. (a)	—	36
U. S. Physical Therapy, Inc.	1	117
Ultragenyx Pharmaceutical Inc. (a)	3	289
United Therapeutics Corporation (a)	4	712
UnitedHealth Group Incorporated	28	10,506
Universal Health Services Inc. - Class B	6	783
Utah Medical Products Inc.	—	17
Vanda Pharmaceuticals Inc. (a)	5	72
Varex Imaging Corporation (a)	6	122
Varian Medical Systems, Inc. (a)	4	675
Veeva Systems Inc. - Class A (a)	2	534
Veracyte, Inc. (a)	1	42
Vertex Pharmaceuticals Incorporated (a)	5	1,042
Viatris, Inc. (a)	45	624
Waters Corp. (a)	3	937
West Pharmaceutical Services Inc.	2	671
Xencor, Inc. (a)	4	186
Zimmer Biomet Holdings, Inc.	6	965
Zoetis Inc. - Class A	15	2,364
Zogenix, Inc. (a)	4	80
		174,722
Consumer Discretionary 12.1%
1-800-Flowers.Com, Inc. - Class A (a)	4	98
Abercrombie & Fitch Co. - Class A (a)	9	317
Acushnet Holdings Corp.	4	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Adient Public Limited Company (a)	6	248
Adtalem Global Education Inc. (a)	4	169
Advance Auto Parts, Inc.	4	722
Amazon.com, Inc. (a)	11	32,760
American Axle & Manufacturing Holdings, Inc. (a)	12	120
American Eagle Outfitters, Inc.	19	561
American Outdoor Brands, Inc. (a)	2	40
American Public Education, Inc. (a)	2	68
America's Car Mart, Inc. (a)	1	148
Aptiv PLC (a)	11	1,490
Aramark	15	583
Asbury Automotive Group, Inc. (a)	2	349
At Home Group, Inc. (a)	5	130
Autoliv, Inc. (a)	8	719
AutoNation, Inc. (a)	8	747
AutoZone, Inc. (a)	1	841
Bally's Corporation (a)	1	86
Barnes & Noble Education, Inc. (a)	6	51
Bassett Furniture Industries, Incorporated	—	12
BBQ Holdings, Inc. (a)	1	4
Beazer Homes USA, Inc. (a)	7	142
Bed Bath & Beyond Inc. (a)	17	508
Best Buy Co., Inc.	17	1,984
Big 5 Sporting Goods Corporation	2	38
Big Lots, Inc.	4	284
BJ's Restaurants, Inc. (a)	2	110
Bloomin' Brands, Inc. (a)	5	134
Bluegreen Vacations Holding Corporation - Class A (a)	1	11
Boot Barn Holdings, Inc. (a)	2	130
BorgWarner Inc.	20	908
Boyd Gaming Corporation (a)	4	250
Bright Horizons Family Solutions Inc. (a)	4	720
Brinker International Inc. (a)	3	191
Brunswick Corp.	7	673
Buckle Inc.	3	131
Build-A-Bear Workshop Inc. (a)	2	14
Burlington Stores Inc. (a)	1	290
Caesars Entertainment, Inc. (a)	9	809
Caleres Inc.	5	105
Callaway Golf Co. (a)	6	159
Capri Holdings Limited (a)	11	548
CarMax Inc. (a)	9	1,260
Carnival Plc (a)	35	934
Carriage Services Inc.	2	73
Carrols Restaurant Group, Inc. (a)	5	30
Carter's Inc. (a)	4	348
Carvana Co. - Class A (a)	1	224
Cato Corp. - Class A (a)	2	28
Cavco Industries Inc. (a)	1	150
Century Communities Inc. (a)	3	205
Cheesecake Factory Inc. (a)	2	124
Chegg, Inc. (a)	4	378
Chewy, Inc. - Class A (a)	3	214
Chico's FAS Inc. (a)	23	75
Childrens Place Retail Stores Inc. (a)	2	153
Chipotle Mexican Grill Inc. (a)	1	1,046
Choice Hotels International Inc. (a)	3	375
Churchill Downs Inc.	1	249
Chuy's Holdings Inc. (a)	2	81
Citi Trends, Inc. (a)	2	155
Columbia Sportswear Co.	5	569
Conn's Inc. (a)	4	84
Container Store Group Inc. (a)	3	49
Cooper Tire & Rubber Co.	6	342
Cooper-Standard Holdings Inc. (a)	3	110
Copa Holdings, S.A. - Class A (a)	3	205
Core-Mark Holding Co. Inc.	5	174
Cracker Barrel Old Country Store, Inc. (a)	2	322
Crocs Inc. (a)	5	407
Culp Inc.	2	23
D.R. Horton, Inc.	20	1,766
Dana Holding Corp.	13	308
Darden Restaurants Inc.	8	1,108
Dave & Buster's Entertainment Inc. (a)	4	199
Deckers Outdoor Corp. (a)	2	734
Del Taco Restaurants Inc.	3	28
Denny's Corporation (a)	8	140
Designer Brands Inc. - Class A (a)	8	146
Dick's Sporting Goods Inc.	6	480
Dillard's Inc. - Class A	2	197
Dollar Tree Inc. (a)	13	1,486
Domino's Pizza, Inc.	1	500
Dorman Products Inc. (a)	2	235
eBay Inc.	29	1,769
El Pollo Loco Holdings Inc. (a)	2	28
Escalade Inc.	1	19
Ethan Allen Interiors Inc.	3	94
ETSY, Inc. (a)	5	1,099
Fiesta Restaurant Group, Inc. (a)	3	36
Five Below, Inc. (a)	4	693
Flexsteel Industries Inc.	1	26
Floor & Decor Holdings Inc. - Class A (a)	7	663
Foot Locker, Inc.	11	619
Ford Motor Company (a)	214	2,626
Fossil Group, Inc. (a)	5	64
Fox Factory Holding Corp. (a)	4	483
Frontdoor, Inc. (a)	6	303
Funko Inc. - Class A (a)	3	61
Gap Inc.	29	852
Garmin Ltd.	8	1,021
General Motors Company (a)	73	4,185
Genesco Inc. (a)	3	145
Gentex Corp.	18	628
Gentherm Incorporated (a)	3	186
Genuine Parts Co.	9	1,011
G-III Apparel Group, Ltd. (a)	8	227
Gopro Inc. - Class A (a)	8	92
Graham Holdings Co. - Class B	—	229
Grand Canyon Education, Inc. (a)	4	445
Green Brick Partners Inc. (a)	1	14
Group 1 Automotive Inc.	2	294
Groupon, Inc. (a)	2	124
Grubhub Holdings Inc. (a)	5	317
Guess Inc.	8	183
H & R Block, Inc.	11	250
Hamilton Beach Brands Holding Company - Class A	1	18
Hanesbrands Inc.	36	711
Harley-Davidson, Inc.	13	531
Hasbro, Inc.	10	1,000
Haverty Furniture Cos. Inc.	2	58
Helen of Troy Ltd (a)	2	443
Hibbett Sports Inc. (a)	2	129
Hilton Grand Vacations Inc. (a)	6	239
Hilton Worldwide Holdings Inc. (a)	8	1,022
Hooker Furniture Corp.	1	49
Horizon Global Corporation (a)	2	18
Houghton Mifflin Harcourt Company (a)	14	109
Hyatt Hotels Corp. - Class A (a)	4	314
Installed Building Products, Inc.	2	236
International Game Technology PLC	17	271
iRobot Corp. (a)	2	264
J. Alexander's Holdings, Inc. (a)	—	2
Jack in the Box Inc.	1	150
Johnson Outdoors Inc. - Class A	1	137
KB Home	7	334
Kohl's Corporation	14	823
Kontoor Brands, Inc.	2	74
L Brands, Inc. (a)	15	912
Lakeland Industries Inc. (a)	—	4
Lands' End, Inc. (a)	2	37
Las Vegas Sands Corp. (a)	10	618
Laureate Education Inc. - Class A (a)	7	90
La-Z-Boy Inc.	5	213
LCI Industries	2	310
Leaf Group Ltd. (a)	1	5
Lear Corporation	5	867
Leggett & Platt Inc.	12	548
Lennar Corporation - Class A	12	1,260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Lennar Corporation - Class B	1	87
LGI Homes, Inc. (a)	2	325
Lifetime Brands, Inc.	1	16
Lindblad Expeditions Holdings Inc. (a)	3	54
Liquidity Services, Inc. (a)	4	75
Lithia Motors Inc. - Class A	2	880
LKQ Corporation (a)	24	1,022
Lowe`s Companies, Inc.	22	4,219
Lululemon Athletica Inc. (a)	4	1,201
Lumber Liquidators, Inc. (a)	1	25
M/I Homes, Inc. (a)	2	130
Macy's, Inc. (a)	35	559
Magnite, Inc. (a)	5	192
Malibu Boats, Inc. - Class A (a)	2	129
Marine Products Corp.	2	28
MarineMax Inc. (a)	3	139
Marriott International, Inc. - Class A (a)	12	1,715
Marriott Vacations Worldwide Corporation (a)	3	540
Mattel, Inc. (a)	22	446
McDonald's Corporation	18	3,961
MDC Holdings Inc.	5	298
Meritage Homes Corporation (a)	4	412
MGM Resorts International	22	841
Modine Manufacturing Co. (a)	4	66
Mohawk Industries Inc. (a)	4	843
Monarch Casino & Resort Inc. (a)	1	42
Monro Inc.	3	185
Motorcar Parts of America Inc. (a)	2	44
Movado Group Inc.	1	31
Murphy USA Inc.	4	531
Nathan's Famous Inc.	1	38
National Vision Holdings, Inc. (a)	3	127
Nautilus, Inc. (a)	3	53
New Home Co. Inc. (a)	1	5
Newell Brands Inc.	33	871
NIKE, Inc. - Class B	31	4,060
Norwegian Cruise Line Holdings Ltd. (a)	21	577
NVR, Inc. (a)	—	900
Obh Inc. - Class A (a)	—	7
Obh Inc. - Class B (a)	—	15
Office Depot, Inc. (a)	6	242
Ollie's Bargain Outlet Holdings Inc. (a)	5	437
O'Reilly Automotive, Inc. (a)	3	1,334
Oxford Industries Inc.	1	126
Papa John's International Inc.	2	188
Penn National Gaming Inc. (a)	6	677
Penske Automotive Group, Inc.	8	609
Perdoceo Education Corporation (a)	9	109
PetMed Express Inc. (b)	2	81
Planet Fitness, Inc. - Class A (a)	5	388
Playa Hotels & Resorts N.V. (a)	4	30
Polaris Industries Inc.	4	571
Pool Corporation	2	547
Potbelly Corporation (a)	2	12
Pulte Homes Inc.	22	1,171
PVH Corp.	5	506
Quotient Technology Inc. (a)	7	119
Qurate Retail, Inc. - Series A (a)	37	431
Ralph Lauren Corp. - Class A (a)	4	468
Red Robin Gourmet Burgers, Inc. (a)	1	58
Red Rock Resorts, Inc. - Class A (a)	6	184
Regis Corp. (a)	4	51
Rent-A-Center, Inc.	6	321
RH (a)	1	722
Rocky Brands Inc.	1	33
Ross Stores Inc.	8	971
Royal Caribbean Cruises Ltd.	8	694
Ruth's Hospitality Group Inc. (a)	5	118
Sally Beauty Holdings, Inc. (a)	6	116
Scientific Games Corporation (a)	8	312
Seaworld Entertainment, Inc. (a)	6	289
Service Corp. International	15	767
Shake Shack Inc. - Class A (a)	3	283
Shoe Carnival Inc.	2	107
Shutterstock Inc.	2	216
Signet Jewelers Limited (a)	9	504
Six Flags Operations Inc.	3	132
Skechers U.S.A. Inc. - Class A (a)	11	479
Skyline Corp. (a)	3	143
Sleep Number Corporation (a)	3	470
Smith & Wesson Brands, Inc.	6	111
Sonic Automotive, Inc. - Class A	3	153
Sonos, Inc. (a)	3	97
Sportsman's Warehouse Holdings, Inc. (a)	3	54
Stamps.com Inc. (a)	1	192
Standard Motor Products Inc.	2	100
Starbucks Corporation	27	3,001
Steven Madden Ltd.	6	236
Stoneridge, Inc. (a)	3	98
Strategic Education, Inc.	1	126
Strattec Security Corp. (a)	—	11
Stride, Inc. (a)	5	137
Superior Industries International Inc. (a)	2	11
Superior Uniform Group Inc.	1	25
Tapestry Inc. (a)	21	855
Taylor Morrison Home II Corporation - Class A (a)	11	354
Tempur Sealy International, Inc.	13	489
Tenneco Inc. - Class A (a)	8	83
Terminix Global Hldgs Inc. (a)	9	442
Tesla Inc. (a)	9	6,030
Texas Roadhouse Inc. - Class A (a)	5	459
The Aaron's Company, Inc.	3	74
The Goodyear Tire & Rubber Company (a)	19	338
The Home Depot, Inc.	25	7,527
The Michaels Companies, Inc. (a)	7	151
The Wendy's Company	18	371
Thor Industries Inc.	3	374
Tilly's Inc. - Class A (a)	1	12
TJX Cos. Inc.	29	1,927
Toll Brothers Inc.	11	598
TopBuild Corp. (a)	4	745
Tractor Supply Co.	6	1,089
TRI Pointe Homes, Inc. (a)	12	250
Tupperware Brands Corp. (a)	4	102
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	827
Under Armour Inc. - Class A (a)	11	247
Under Armour Inc. - Class C (a)	9	162
Unifi Inc. (a)	2	59
Universal Electronics Inc. (a)	1	46
Universal Technical Institute Inc. (a)	2	10
Urban Outfitters Inc. (a)	7	269
Vail Resorts, Inc. (a)	3	803
Veoneer, Inc. (a) (b)	6	155
Vera Bradley, Inc. (a)	3	32
VF Corp.	12	978
Vista Outdoor Inc. (a)	6	195
Visteon Corporation (a)	2	248
VOXX International Corporation - Class A (a)	2	36
Wayfair Inc. - Class A (a)	2	688
Weyco Group Inc.	1	20
Whirlpool Corporation	5	1,178
Williams-Sonoma Inc.	7	1,315
Wingstop Inc.	1	190
Winmark Corp.	—	46
Winnebago Industries Inc.	2	167
Wolverine World Wide, Inc.	6	244
WW International, Inc. (a)	3	86
Wyndham Destinations, Inc.	7	400
Wyndham Hotels & Resorts, Inc.	6	413
Wynn Resorts Ltd. (a)	4	486
YETI Holdings, Inc. (a)	4	262
Yum! Brands, Inc.	8	863
Zovio Inc. (a)	4	18
Zumiez Inc. (a)	3	143
		172,764
Communication Services 8.9%
A. H. Belo Corporation - Class A	3	6
Activision Blizzard, Inc.	19	1,733
Alaska Communications Systems Group, Inc. (a)	3	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (a)	7	15,081
Alphabet Inc. - Class C (a)	7	14,809
Altice USA, Inc. - Class A (a)	16	504
AMC Networks, Inc. - Class A (a)	4	230
Anterix Inc. (a)	1	71
AT&T Inc. (a)	324	9,808
ATN International Limited	3	127
Bandwidth Inc. - Class A (a)	1	97
Boingo Wireless, Inc. (a)	4	54
Booking Holdings Inc. (a)	1	2,696
Cable One, Inc.	—	600
Cargurus Inc. - Class A (a)	3	73
Cars.com Inc. (a)	9	118
Charter Communications, Inc. - Class A (a)	5	2,936
Cincinnati Bell Inc. (a)	4	69
Cinemark Holdings, Inc. (a)	9	190
Cogent Communications Group, Inc.	3	231
Comcast Corporation - Class A	155	8,414
comScore, Inc. (a)	7	25
Consolidated Communications Holdings Inc. (a)	13	95
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Series A (a)	12	535
Discovery, Inc. - Series C (a)	20	754
Dish Network Corporation - Class A (a)	15	526
Electronic Arts Inc.	7	978
Emerald Holding, Inc. (a)	11	60
Entercom Communications Corp. - Class A (a)	15	80
Entravision Communications Corporation - Class A	6	22
EW Scripps Co. - Class A	8	150
Expedia Group, Inc. (a)	3	582
Facebook, Inc. - Class A (a)	60	17,635
Fox Corporation - Class A	15	527
Fox Corporation - Class B	11	390
Gannett Media Corp. (a)	17	91
Glu Mobile Inc. (a)	—	1
Gray Television, Inc.	11	210
IDT Corp. - Class B (a)	3	63
iHeartMedia, Inc. - Class A (a)	8	152
IMAX Corporation (a)	6	126
Interpublic Group of Cos. Inc.	30	864
Iridium Communications Inc. (a)	11	441
John Wiley & Sons Inc. - Class A	4	192
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Series A (a)	—	10
Liberty Braves Group - Series C (a)	3	79
Liberty Broadband Corp. - Series A	1	176
Liberty Broadband Corp. - Series C (a)	9	1,299
Liberty Latin America Ltd. - Class C (a)	13	164
Liberty Media Corporation - Series A (a)	1	34
Liberty Media Corporation - Series C (a)	14	621
Liberty SiriusXM Group - Series A (a)	6	260
Liberty SiriusXM Group - Series C (a)	14	611
Liberty TripAdvisor Holdings Inc. - Series A (a)	7	46
Lions Gate Entertainment Corp. - Class A (a)	5	68
Lions Gate Entertainment Corp. - Class B (a)	8	109
Live Nation Entertainment, Inc. (a)	5	398
Loral Spacecom Corporation (a)	1	33
Lumen Technologies Inc.	98	1,304
Lyft, Inc. - Class A (a)	6	410
Madison Square Garden Entertainment Corp. - Class A (a)	1	100
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (b)	3	68
Match Group Holdings II, LLC (a)	7	994
Match Group, Inc. (a)	2	358
Meredith Corporation (a)	4	114
MSG Networks Inc. - Class A (a)	6	86
National CineMedia, Inc.	5	25
Netflix, Inc. (a)	8	4,421
New York Times Co. - Class A	12	592
News Corporation - Class A	29	733
News Corporation - Class B	13	306
Nexstar Media Group, Inc. - Class A	5	692
Omnicom Group Inc.	15	1,092
ORBCOMM Inc. (a)	6	42
Pinterest, Inc. - Class A (a)	6	430
QuinStreet, Inc. (a)	2	47
Reading International Inc. - Class A (a)	2	10
Roku Inc. - Class A (a)	1	469
Scholastic Corp.	3	105
Shenandoah Telecommunications Company	5	263
Sirius XM Holdings Inc.	53	323
Snap Inc. - Class A (a)	15	809
Spok Holdings, Inc.	2	22
Take-Two Interactive Software Inc. (a)	4	769
TechTarget, Inc. (a)	1	97
TEGNA Inc.	23	431
Telephone & Data Systems Inc.	9	215
T-Mobile USA, Inc. (a)	20	2,455
Townsquare Media Inc. - Class A (a)	2	17
Travelzoo (a)	1	17
Tribune Publishing Company, LLC (a)	5	89
TripAdvisor Inc. (a)	7	366
Truecar, Inc. (a)	12	59
Twitter, Inc. (a)	17	1,105
US Cellular Corp. (a)	2	86
Verizon Communications Inc.	208	12,090
ViacomCBS Inc. - Class A	1	47
ViacomCBS Inc. - Class B	25	1,121
Vonage Holdings Corp. (a)	11	127
Walt Disney Co.	34	6,292
World Wrestling Entertainment, Inc. - Class A	3	145
Yelp Inc. (a)	5	188
Zedge, Inc. - Class B (a)	1	8
Zillow Group, Inc. - Class A (a)	2	298
Zillow Group, Inc. - Class C (a)	5	633
Zynga Inc. - Class A (a)	68	692
		127,432
Consumer Staples 6.3%
Alico, Inc.	1	25
Altria Group, Inc.	56	2,875
Archer-Daniels-Midland Company	22	1,254
B&G Foods, Inc. (b)	7	227
Beyond Meat, Inc. (a) (b)	1	148
BJ's Wholesale Club Holdings, Inc. (a)	7	319
Boston Beer Co. Inc. - Class A (a)	1	786
Brown-Forman Corp. - Class A	3	201
Brown-Forman Corp. - Class B	12	817
Bunge Limited	12	967
Calavo Growers Inc.	2	129
Cal-Maine Foods Inc. (a)	5	174
Campbell Soup Company	15	777
Casey's General Stores Inc.	3	739
Central Garden & Pet Co. (a)	1	66
Central Garden & Pet Co. - Class A (a)	4	210
Church & Dwight Co. Inc.	10	868
Coca-Cola Consolidated Inc.	1	194
Colgate-Palmolive Co.	19	1,504
ConAgra Brands Inc.	21	791
Constellation Brands, Inc. - Class A	6	1,321
Costco Wholesale Corporation	12	4,174
Coty Inc. - Class A (a)	55	491
Darling Ingredients Inc. (a)	17	1,266
Del Monte Fresh Produce Company	5	156
Dollar General Corporation	9	1,789
E.L.F. Beauty, Inc. (a)	4	105
Edgewell Personal Care Colombia S A S	4	148
Energizer Holdings, Inc.	4	211
Estee Lauder Cos. Inc. - Class A	7	2,047
Farmer Bros. Co. (a)	2	16
Flowers Foods Inc.	20	466
Freshpet Inc. (a)	—	79
General Mills, Inc.	23	1,434
Hain Celestial Group Inc. (a)	9	388
Herbalife Nutrition Ltd. (a)	10	430
Hershey Co.	6	936
Hormel Foods Corp.	14	651
Hostess Brands, Inc. - Class A (a)	14	198
Ingles Markets Inc. - Class A	2	113

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ingredion Inc.	6	537
Inter Parfums Inc.	3	188
J&J Snack Foods Corp.	1	210
JM Smucker Co.	7	846
John B. Sanfilippo & Son Inc.	1	79
Kellogg Co.	15	932
Keurig Dr Pepper Inc.	30	1,039
Kimberly-Clark Corporation	8	1,141
Kraft Heinz Foods Company	30	1,215
Lamb Weston Holdings Inc.	6	472
Lancaster Colony Corp.	2	382
Landec Corp. (a)	3	29
Limoneira Co.	1	19
Mannatech Inc.	—	6
McCormick & Co. Inc.	12	1,040
Medifast, Inc.	1	106
MGPI Processing, Inc.	2	111
Molson Coors Beverage Company - Class B (a)	11	568
Mondelez International, Inc. - Class A	28	1,658
Monster Beverage 1990 Corporation (a)	17	1,586
National Beverage Corp. (a)	4	215
Natura & Co Holding SA - ADR (a) (b)	5	86
Natural Grocers By Vitamin Cottage, Inc.	2	37
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	15
Nu Skin Enterprises, Inc. - Class A	5	250
Oil-Dri Corp. of America	—	14
PepsiCo, Inc.	54	7,583
Performance Food Group, Inc. (a)	10	586
Philip Morris International Inc.	37	3,265
Pilgrim's Pride Corporation (a)	18	417
Post Holdings, Inc. (a)	7	731
PriceSmart Inc.	2	222
Procter & Gamble Co. (a)	65	8,851
Rite Aid Corporation (a)	5	95
Sanderson Farms Inc.	2	278
Seaboard Corp.	—	59
Seneca Foods Corp. - Class A (a)	1	32
SpartanNash Co.	6	109
Spectrum Brands Legacy, Inc.	4	315
Sprouts Farmers Market, Inc. (a)	9	247
Sysco Corp.	20	1,563
Target Corporation	20	4,029
The Andersons, Inc.	3	89
The Chefs' Warehouse, Inc. (a)	3	77
The Clorox Company	5	989
The Coca-Cola Company	112	5,900
The Kroger Co.	57	2,056
The Simply Good Foods Company (a)	7	208
Tootsie Roll Industries Inc.	3	109
Treehouse Foods, Inc. (a)	5	254
Tyson Foods Inc. - Class A	16	1,187
United Natural Foods Inc. (a)	6	190
Universal Corp.	3	159
US Foods Holding Corp. (a)	16	594
USANA Health Sciences, Inc. (a)	2	179
Vector Group Ltd.	11	153
Village Super Market Inc. - Class A	1	23
Walgreens Boots Alliance, Inc.	31	1,697
Walmart Inc.	38	5,165
WD-40 Co.	1	202
Weis Markets Inc.	2	114
		89,999
Materials 4.3%
AdvanSix Inc. (a)	4	115
Air Products and Chemicals, Inc.	6	1,636
Albemarle Corporation	7	1,085
Alcoa Corporation (a)	16	508
Allegheny Technologies Incorporated (a)	11	228
Amcor Plc	77	898
American Vanguard Corporation	4	73
Ampco-Pittsburgh Corporation (a)	1	6
AptarGroup, Inc.	5	639
Arconic Corporation (a)	10	264
Ashland Global Holdings Inc.	4	388
Avery Dennison Corporation	5	913
Avient Corporation	7	322
Axalta Coating Systems Ltd. (a)	24	703
Balchem Corporation	2	300
Ball Corporation	16	1,368
Berry Global Group, Inc. (a)	15	929
Cabot Corp.	5	262
Carpenter Technology Corp.	5	210
Celanese Corp. - Class A	9	1,295
Century Aluminum Co. (a)	8	150
CF Industries Holdings Inc.	18	808
Chase Corporation	1	108
Clearwater Paper Corporation (a)	2	75
Cleveland-Cliffs Inc. (a)	11	213
Coeur d'Alene Mines Corp. (a)	17	156
Commercial Metals Co.	12	358
Compass Minerals International, Inc.	3	209
Core Molding Technologies Inc. (a)	1	9
Corteva, Inc.	31	1,424
Crown Holdings Inc.	10	960
Domtar Corp. (a)	6	229
Dow Inc.	28	1,796
DuPont de Nemours, Inc.	8	638
Eagle Materials Inc. (a)	3	447
Eastman Chemical Co.	7	721
Ecolab Inc.	7	1,565
Element Solutions, Inc.	26	481
Ferro Corporation (a)	7	120
Ferroglobe PLC (a)	13	50
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	3
FMC Corporation	7	730
Forterra, Inc. (a)	4	92
Fortitude Gold Corporation (a)	1	6
Freeport-McMoRan Inc. (a)	64	2,112
FutureFuel Corp.	4	52
GCP Applied Technologies Inc. (a)	4	109
Glatfelter Corporation	4	77
Gold Resource Corporation	4	12
Graphic Packaging Holding Company	29	524
Greif Inc. - Class A	3	178
Greif Inc. - Class B	1	60
H.B. Fuller Company	4	262
Hawkins Inc.	2	65
Haynes International Inc.	2	45
Hecla Mining Co.	43	245
Huntsman Corp.	22	645
Ingevity Corporation (a)	4	295
Innospec Inc.	3	273
International Flavors & Fragrances Inc.	11	1,485
International Paper Company	21	1,124
Intrepid Potash, Inc. (a)	2	67
Kaiser Aluminum Corporation	1	122
Koppers Holdings Inc. (a)	2	81
Kraton Corporation (a)	4	161
Kronos Worldwide, Inc.	9	138
Linde Public Limited Company	11	3,038
Livent Corporation (a)	7	115
Louisiana-Pacific Corp.	8	471
LSB Industries Inc. (a)	3	14
LyondellBasell Industries N.V. - Class A	21	2,172
Martin Marietta Materials Inc.	3	874
Materion Corp.	2	135
Mercer International Inc.	11	158
Minerals Technologies Inc.	3	242
MOS Holdings Inc.	21	654
Myers Industries Inc.	3	69
Neenah Inc.	2	89
NewMarket Corp.	1	395
Newmont Corporation	24	1,446
Nucor Corporation	15	1,178
O-I Glass, Inc. (a)	14	207
Olin Corporation	17	632

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Olympic Steel, Inc.	1	31
Packaging Corporation of America	7	922
Park Aerospace Technologies Corp.	2	28
PPG Industries, Inc.	11	1,679
PQ Group Holdings Inc. (a)	4	68
Quaker Chemical Corp.	1	247
Rayonier Advanced Materials Inc. (a)	11	104
Reliance Steel & Aluminum Co.	6	861
Resolute Forest Products Inc. (a)	8	93
Royal Gold Inc.	2	258
RPM International Inc.	9	814
Ryerson Holding Corp. (a)	3	44
Schnitzer Steel Industries Inc. - Class A	3	111
Schweitzer-Mauduit International Inc.	3	133
Scotts Miracle-Gro Co.	4	1,041
Sealed Air Corporation	9	423
Sensient Technologies Corporation	3	258
Sherwin-Williams Co.	3	2,317
Silgan Holdings Inc.	14	581
Sonoco Products Co.	10	606
Southern Copper Corporation	4	285
Steel Dynamics Inc.	21	1,059
Stepan Co.	2	288
Summit Materials, Inc. - Class A (a)	10	270
SunCoke Energy, Inc.	8	56
The Chemours Company	15	420
TimkenSteel Corp. (a)	5	53
Trecora Resources (a)	2	15
Tredegar Corp.	3	42
Trinseo S.A.	5	291
Tronox Holdings PLC	10	184
U.S. Concrete, Inc. (a)	2	160
UFP Technologies Inc. (a)	—	15
United States Lime & Minerals Inc.	—	67
United States Steel Corporation	17	449
Universal Stainless & Alloy Products Inc. (a)	1	7
Valvoline, Inc.	15	401
Verso Corporation - Class A	4	53
Vulcan Materials Co.	6	929
W. R. Grace & Co.	5	275
Warrior Met Coal, Inc.	7	125
Westlake Chemical Corporation	6	543
Westrock Company, Inc.	15	789
Worthington Industries Inc.	4	262
		61,168
Energy 3.3%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	36	326
Antero Resources Corporation (a)	25	251
Apa Corp.	31	560
Arch Resources, Inc. - Class A (a)	3	117
Archrock, Inc.	13	127
Baker Hughes, a GE Company, LLC - Class A	29	620
Berry Corporation (Bry)	5	30
Bonanza Creek Energy, Inc. (a)	1	34
Bristow Group Inc. (a)	1	14
Cabot Oil & Gas Corp.	36	671
Cactus Inc. - Class A	4	118
Callon Petroleum Company (a)	6	227
Centennial Resource Development, LLC - Class A (a)	20	84
ChampionX Corporation (a)	15	317
Cheniere Energy, Inc. (a)	11	764
Chevron Corporation	47	4,878
Cimarex Energy Co.	9	512
Clean Energy Fuels Corp. (a)	22	308
CNX Resources Corporation (a)	19	275
Comstock Resources, Inc. (a)	18	101
ConocoPhillips	52	2,739
CONSOL Mining Corporation (a)	5	45
Continental Resources Inc. (a)	14	360
Core Laboratories N.V.	4	116
CVR Energy, Inc. (a)	9	167
Dawson Geophysical Co. (a)	3	6
Delek US Holdings, Inc. (a)	8	165
Denbury Inc. (a)	4	181
Devon Energy Corporation	56	1,218
DHT Holdings, Inc.	22	133
Diamondback Energy, Inc.	9	696
DMC Global Inc. (a)	2	120
Dorian LPG Ltd. (a)	3	38
Dril-Quip Inc. (a)	4	136
Enlink Midstream, LLC (a)	30	127
EOG Resources, Inc.	25	1,790
EQT Corporation (a)	20	375
Equitrans Midstream Corp.	23	187
Evolution Petroleum Corporation	3	9
Exterran Trinidad LLC (a)	5	17
Exxon Mobil Corporation	103	5,774
Forum Energy Technologies, Inc. (a)	1	10
Frank's International N.V. (a)	22	77
GasLog Ltd.	12	70
Geospace Technologies Corporation (a)	1	6
Green Plains Renewable Energy Inc. (a)	4	108
Gulf Island Fabrication Inc. (a)	1	3
Halliburton Company	62	1,323
Helix Energy Solutions Group, Inc. (a)	22	109
Helmerich & Payne Inc.	8	221
Hess Corporation	12	856
HollyFrontier Corp.	15	530
International Seaways, Inc.	2	38
Kinder Morgan, Inc.	77	1,285
KLX Energy Services Holdings, Inc. (a) (b)	—	7
Kosmos Energy Ltd. (a)	42	127
Laredo Petroleum, Inc. (a)	1	39
Liberty Oilfield Services Inc. - Class A (a)	5	62
Mammoth Energy Services, Inc. (a)	2	12
Marathon Oil Corporation	56	594
Marathon Petroleum Corporation	27	1,421
Matador Resources Co.	9	207
Matrix Service Co. (a)	3	42
Murphy Oil Corporation	12	197
Nabors Industries Ltd (a)	1	80
NACCO Industries Inc. - Class A	—	12
Natural Gas Services Group, Inc. (a)	2	16
New Fortress Energy Inc. - Class A (b)	3	151
Newpark Resources Inc. (a)	10	33
NexTier Oilfield Solutions Inc. (a)	28	102
Nov Inc. (a)	29	403
Occidental Petroleum Corporation	71	1,878
Oceaneering International, Inc. (a)	12	133
Oil States International Inc. (a)	6	35
ONEOK, Inc.	20	996
Par Pacific Holdings, Inc. (a)	7	100
Patterson-UTI Energy Inc.	17	121
PBF Energy Inc. - Class A (a)	12	170
PDC Energy, Inc. (a)	10	340
Peabody Energy Corp. (a)	12	37
Penn Virginia Corporation (a)	—	4
Phillips 66	15	1,214
Phx Minerals Inc. - Class A	2	4
Pioneer Natural Resources Co.	10	1,616
Propetro Holding Corp. (a)	11	117
Range Resources Corporation (a)	16	168
Reg Biofuels, LLC (a)	5	319
REX Stores Corp. (a)	—	14
RPC Inc. (a)	13	68
Schlumberger Ltd.	67	1,821
Scorpio Tankers Inc.	6	116
SEACOR Marine Holdings Inc. (a)	2	10
Select Energy Services, Inc. - Class A (a)	12	59
SFL Corporation Ltd.	16	125
SM Energy Company	13	218
Southwestern Energy Co. (a)	55	255
Talos Energy Inc. (a)	7	89
Targa Resources Corp.	15	482
TechnipFMC PLC	27	211
Teekay Shipping (Canada) Ltd. (a)	7	24
Teekay Tankers Ltd. - Class A (a)	—	6
TETRA Technologies, Inc. (a)	8	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Williams Companies, Inc.	44	1,037
Tidewater Inc. (a)	3	37
Transocean Ltd. (a)	35	126
U.S. Silica Holdings, Inc. (a)	12	151
Valero Energy Corporation	16	1,131
World Fuel Services Corp.	7	262
		46,394
Utilities 2.4%
ALLETE, Inc.	3	229
Alliant Energy Corporation	11	592
Ameren Corporation	8	622
American Electric Power Company, Inc.	12	1,037
American States Water Company	2	137
American Water Works Company, Inc.	5	777
Artesian Resources Corporation - Class A	1	37
Atlantica Yield PLC	6	224
Atmos Energy Corporation	5	542
AVANGRID, Inc.	6	291
Avista Corporation	3	156
Black Hills Corporation	4	290
Brookfield Renewable Corporation - Class A	9	436
California Water Service Group	3	173
CenterPoint Energy, Inc.	27	608
Chesapeake Utilities Corporation	1	102
Clearway Energy, Inc. - Class A	4	96
Clearway Energy, Inc. - Class C	6	175
CMS Energy Corp.	9	570
Consolidated Edison, Inc.	9	653
Consolidated Water Co. Ltd.	2	25
Dominion Energy, Inc.	20	1,489
DTE Energy Company	6	838
Duke Energy Corporation	18	1,697
Edison International	9	518
Entergy Corporation	7	659
Essential Utilities, Inc.	11	512
Evergy, Inc.	12	715
Eversource Energy	9	811
Exelon Corporation	25	1,114
FirstEnergy Corp.	18	621
Genie Energy Ltd. - Class B	2	13
Hawaiian Electric Industries Inc.	6	266
IDACORP Inc.	4	391
MDU Resources Group Inc.	19	596
MGE Energy, Inc.	3	187
Middlesex Water Co.	2	122
National Fuel Gas Company	6	302
New Jersey Resources Corp.	8	333
NextEra Energy, Inc.	45	3,393
NiSource Inc.	18	441
Northwest Natural Holding Company	2	113
NorthWestern Corp.	4	230
NRG Energy, Inc.	22	821
OGE Energy Corp.	13	405
One Gas, Inc.	4	281
Ormat Technologies Inc.	4	343
Otter Tail Corp.	2	103
Pacific Gas And Electric Company (a)	31	364
Pinnacle West Capital Corp.	6	514
PNM Resources, Inc.	7	358
Portland General Electric Co.	5	255
PPL Corporation	18	521
Public Service Enterprise Group Inc.	14	820
Sempra Energy	5	724
SJW Corp.	2	113
South Jersey Industries Inc.	8	177
Southwest Gas Corp.	4	257
Spark Energy Inc. - Class A	1	15
Spire, Inc.	3	232
Sunnova Energy International Inc. (a)	3	138
The AES Corporation	33	876
The Southern Company	25	1,526
UGI Corp.	8	326
Unitil Corp.	1	64
Vistra Energy Corp.	38	678
WEC Energy Group Inc.	9	852
Xcel Energy Inc.	14	926
York Water Co.	1	72
		34,894
Real Estate 0.3%
Altisource Portfolio Solutions S.A. (a) (b)	1	13
BBX Capital, Inc. - Class A (a)	1	4
CBRE Group, Inc. - Class A (a)	13	1,053
CTO Realty Growth, Inc.	1	28
Cushman & Wakefield PLC (a)	17	272
Dwight A. Walker Real Estate, Inc. - Class A	3	118
eXp World Holdings, Inc. (a)	2	100
Florida Rock Properties, Inc. (a)	1	26
Forestar Group Inc. (a)	—	9
Jones Lang LaSalle Incorporated (a)	4	741
Kennedy-Wilson Holdings Inc.	13	267
Marcus & Millichap Inc. (a)	2	81
Newmark Group, Inc. - Class A	16	160
Rafael Holdings, Inc. - Class B (a)	1	55
Realogy Holdings Corp. (a)	13	199
Redfin Corporation (a)	5	329
St. Joe Co.	7	291
Stratus Properties Inc. (a)	—	13
Tejon Ranch Co. (a)	3	52
The Howard Hughes Corporation (a)	3	306
The RMR Group Inc. - Class A	2	77
		4,194
Total Common Stocks (cost $845,380)		1,423,638
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (d)	2	63
Total Preferred Stocks (cost $54)		63
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	12
Dyax Corp. (a) (e)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	—
ZAGG Inc (a) (c)	4	—
Total Rights (cost $1)		12
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.00% (f) (g)	5,242	5,242
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (f) (g)	768	768
Total Short Term Investments (cost $6,010)		6,010
Total Investments 100.1% (cost $851,445)		1,429,723
Other Assets and Liabilities, Net (0.1)%		(951)
Total Net Assets 100.0%		1,428,772

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 97.7%
Financials 19.5%
1st Constitution Bancorp	1	11
1st Security Bank of Washington	1	46
1st Source Corporation	2	116
ACNB Corporation	1	33
Affiliated Managers Group, Inc.	5	735
Alerus Financial Corporation	2	69
Allegiance Bancshares, Inc.	4	161
Altabancorp	4	155
A-Mark Precious Metals, Inc. (a)	1	47
Ambac Financial Group, Inc. (a)	3	45
Amerant Bancorp Inc. - Class A (a)	2	46
American Equity Investment Life Holding Company	14	455
American National Bankshares Inc.	1	46
American National Group, Inc.	3	333
American River Bankshares	1	18
Ameris Bancorp	10	537
Amerisafe, Inc.	3	196
Ames National Corporation	1	26
Argo Group International Holdings, Ltd.	4	193
Arrow Financial Corporation	3	101
Artisan Partners Asset Management Inc. - Class A	9	455
Assetmark Financial Holdings, Inc. (a)	6	135
Associated Banc-Corp	21	452
Associated Capital Group Inc. - Class A	—	13
Assured Guaranty Ltd.	9	372
Atlantic Capital Bancshares, Inc. (a)	4	93
Atlantic Union Bank	11	428
Atlanticus Holdings Corporation (a)	3	91
AXIS Capital Holdings Limited	8	372
Axos Financial, Inc. (a)	8	394
Banc of California, Inc.	8	153
BancFirst Corporation	4	284
BancorpSouth Bank	14	443
Bank of Hawaii Corporation	6	504
Bank of Marin Bancorp	3	107
Bank of N.T. Butterfield & Son Limited (The)	6	232
Bank OZK	17	687
BankFinancial Corporation	2	17
BankUnited, Inc.	12	547
Bankwell Financial Group, Inc.	1	22
Banner Corporation	5	276
Bar Harbor Bankshares	3	86
Baycom Corp (a)	2	31
BCB Bancorp, Inc.	3	48
Berkshire Hills Bancorp, Inc.	7	164
BGC Partners, Inc. - Class A	50	242
Blucora, Inc. (a)	4	70
BOK Financial Corporation	7	648
Boston Private Financial Holdings Inc.	9	114
Bridgewater Bancshares, Inc. (a) (b)	6	90
Brighthouse Financial, Inc. (a)	10	458
Brightsphere Investment Group Inc.	10	205
Brookline Bancorp, Inc.	10	149
Bryn Mawr Bank Corp.	3	129
Business First Bancshares, Inc.	3	82
Byline Bancorp, Inc.	7	154
C&F Financial Corporation	—	18
Cadence Bancorporation - Class A	15	316
Cambridge Bancorp	1	101
Camden National Corp.	2	115
Cannae Holdings, Inc. (a)	11	422
Capital City Bank Group Inc.	3	82
Capitol Federal Financial	17	229
Capstar Financial Holdings, Inc.	4	62
Cathay General Bancorp	9	380
CBTX, Inc.	5	143
CCUR Holdings, Inc. (a)	1	4
Central Pacific Financial Corp.	2	58
Central Valley Community Bancorp	2	33
Century Bancorp Inc. - Class A	1	52
Chemung Financial Corporation	—	8
CIT Group Inc.	5	237
Citizens & Northern Corp.	2	56
Citizens Inc. - Class A (a) (c)	4	23
City Holdings Co.	2	158
Civista Bancshares Inc.	3	58
CNB Financial Corp.	3	79
Coastal Financial Corporation (a)	1	30
Cohen & Steers, Inc.	5	345
Columbia Banking System Inc.	9	373
Columbia Financial, Inc. (a)	13	229
Community Bank System Inc.	6	496
Community Bankers Trust Corp.	3	24
Community Trust Bancorp Inc.	3	122
ConnectOne Bancorp, Inc.	8	205
Cowen Inc. - Class A	2	70
Crawford & Co. - Class A	3	29
Crawford & Co. - Class B	3	27
Crossfirst Bankshares Inc. (a)	8	110
Cullen/Frost Bankers Inc.	3	349
Curo Group Holdings Corp.	4	51
Customers Bancorp, Inc. (a)	6	200
CVB Financial Corp.	16	343
Diamond Hill Investment Group, Inc. - Class A	—	59
Dime Community Bancshares, Inc.	4	117
Donegal Group Inc. - Class A	4	64
Donnelley Financial Solutions, Inc. (a)	7	184
Eagle Bancorp Inc.	3	183
Eagle Bancorp Montana, Inc.	1	23
East West Bancorp, Inc.	2	147
eHealth, Inc. (a)	2	133
Elevate Credit, Inc. (a)	4	13
Employer Holdings Inc.	3	147
Encore Capital Group, Inc. (a)	3	116
Enova International, Inc. (a)	5	174
Enstar Group Limited (a)	2	390
Enterprise Bancorp Inc.	2	73
Enterprise Financial Services Corp.	3	138
Equity Bancshares, Inc. - Class A (a)	2	68
Esquire Financial Holdings, Inc. (a)	1	22
Essent Group Ltd.	14	654
Evans Bancorp, Inc.	1	17
Evercore Inc. - Class A	5	709
EZCORP, Inc. - Class A (a)	9	46
Farmers National Banc Corp.	3	56
FB Financial Corporation	5	234
FBL Financial Group, Inc. - Class A	2	138
Federal Agricultural Mortgage Corporation - Class C	2	151
Federated Investors, Inc. - Class B	12	373
Fednat Holding Company	1	7
Financial Institutions Inc.	3	88
First American Financial Corporation	11	611
First Bancorp.	4	153
First Bancorp.	26	288
First Bancshares Inc.	4	148
First Bank of New Jersey	4	44
First Busey Corporation	6	160
First Business Financial Services, Inc.	1	29
First Choice Bancorp	1	28
First Citizens BancShares, Inc. - Class A	—	359
First Commonwealth Financial Corporation	11	155
First Community Bancshares, Inc.	3	77
First Financial Bancorp.	11	255
First Financial Bankshares, Inc.	14	663
First Financial Corporation	2	71
First Financial Northwest, Inc.	1	10
First Foundation Inc.	7	173
First Hawaiian, Inc.	16	435
First Horizon National Corporation	12	196
First Internet Bancorp	2	58
First Interstate BancSystem, Inc. - Class A	5	208
First Merchants Corporation	6	280
First Mid Bancshares, Inc.	2	93
First Midwest Bancorp, Inc.	13	284
First United Corporation	—	9
FirstCash, Inc.	5	319

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Flagstar Bancorp, Inc.	6	262
Flushing Financial Corp.	5	115
FNB Corp.	39	492
Fulton Financial Corp.	19	319
GAMCO Investors Inc. - Class A	1	23
GBLI Holdings, LLC - Class A	1	43
Genworth Financial, Inc. - Class A (a)	4	13
German American Bancorp Inc.	3	141
Glacier Bancorp, Inc.	12	667
Great Southern Bancorp Inc.	3	156
Great Western Bancorp Inc.	6	184
Green Dot Corporation - Class A (a)	6	265
Greenhill & Co. Inc.	2	39
Greenlight Capital Re, Ltd. - Class A (a)	6	52
Guaranty Bancshares Inc.	2	76
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A	3	300
Hancock Whitney Co.	10	438
Hanmi Financial Corp.	6	110
Hanover Insurance Group Inc.	4	553
HarborOne Bancorp, Inc.	10	135
HBT Financial, Inc.	5	81
HCI Group, Inc.	1	99
Heartland Financial USA, Inc.	3	162
Hennessy Advisors Inc. (c)	1	6
Heritage Commerce Corp.	12	145
Heritage Financial Corporation	6	173
Heritage Insurance Holdings, Inc.	4	45
Hingham Institution for Savings	—	119
Home Bancorp, Inc.	2	60
Home BancShares, Inc.	17	462
HomeStreet, Inc.	4	170
HomeTrust Bancshares Inc.	1	28
Hope Bancorp, Inc.	13	199
Horace Mann Educators Corp.	5	198
Horizon Bancorp Inc.	8	158
Houlihan Lokey Inc. - Class A	7	440
Howard Bancorp Inc. (a)	2	35
Independence Holding Co.	1	28
Independence Holdings, LLC	5	285
Independent Bank Corp.	4	98
Independent Bank Corp.	4	330
Independent Bank Group, Inc.	5	364
International Bancshares Corporation	7	324
Invesco Ltd.	7	180
Investar Holding Corporation	1	17
Investors Bancorp, Inc.	30	442
Investors Title Co.	—	42
James River Group, Inc.	3	146
Janus Henderson Group PLC	10	319
Jefferies Financial Group Inc.	11	321
Kearny Financial Corp	12	146
Kemper Corp.	8	641
Kingstone Cos. Inc.	1	12
Kinsale Capital Group, Inc.	1	246
Lakeland Bancorp Inc.	7	122
Lakeland Financial Corp.	3	216
Lazard Ltd - Class A	13	571
LCNB Corp.	2	37
LendingClub Corporation (a)	8	138
LendingTree, Inc. (a) (c)	1	189
Live Oak Bancshares, Inc.	5	366
Longlade, Dr Charles W	3	47
Luther Burbank Corporation	9	103
Macatawa Bank Corp.	5	48
Maiden Holdings, Ltd. (a)	13	42
MainStreet BankShares, Inc. (a)	—	10
Manning & Napier, Inc. - Class A (a)	3	16
Marlin Business Services Inc.	2	22
MBIA Inc. (a)	6	53
Mercantile Bank Corp.	3	95
Merchants Bancorp, Inc.	3	144
Mercury General Corp.	7	407
Meridian Bancorp, Inc.	8	154
Meridian Bank	1	24
Meta Financial Group, Inc.	4	161
Metropolitan Bank Holding Corp. (a)	2	80
MGIC Investment Corp.	41	568
Middlefield Banc Corp.	1	10
Midland States Bancorp Inc.	4	120
MidWestOne Financial Group Inc.	3	90
Moelis & Company LLC - Class A	7	377
Mr. Cooper Group Inc. (a)	10	343
MVB Financial Corp.	2	67
National Bank Holdings Corp. - Class A	4	150
National Bankshares Inc.	1	45
National Energy Services Reunited Corporation (a)	12	143
National Western Life Group Inc. - Class A	—	118
Navient Corporation	22	313
NBT Bancorp Inc.	4	178
Nelnet, Inc. - Class A	3	214
New York Community Bancorp Inc. - Series A	58	735
Nicholas Financial, Inc. (a)	2	20
Nicolet Bankshares, Inc. (a)	2	164
NII Holdings, Inc. (a)	3	59
NMI Holdings Inc. - Class A (a)	10	235
Northeast Bank	1	36
Northfield Bancorp Inc.	10	152
Northrim BanCorp Inc.	1	24
Northwest Bancshares Inc.	15	210
Norwood Financial Corp.	—	10
OceanFirst Financial Corp.	6	136
Ocwen Financial Corporation (a)	1	36
OFG Bancorp	8	186
Old National Bancorp	19	373
Old Republic International Corp.	20	436
Old Second Bancorp Inc.	3	37
OP Bancorp	1	6
Oppenheimer Holdings Inc. - Class A	3	106
Origin Bancorp, Inc.	3	143
Orrstown Financial Services, Inc.	1	22
P.C.B. Bancorp, Inc.	2	33
Pacific Mercantile Bancorp (a)	3	31
Pacific Premier Bancorp, Inc.	11	494
PacWest Bancorp	14	542
Palomar Holdings, Inc. (a)	2	120
Park National Corp.	2	227
Parke Bancorp, Inc.	2	36
Peapack Gladstone Financial Corp.	4	120
PennyMac Financial Services, Inc.	—	17
Peoples Bancorp Inc.	4	127
Peoples Financial Services Corp.	1	25
People's United Financial Inc.	18	317
Pinnacle Financial Partners, Inc.	7	599
Piper Jaffray Cos.	2	213
PJT Partners Inc. - Class A	3	218
Popular Inc.	10	722
Preferred Bank	3	168
Premier Financial Bancorp, Inc.	1	26
Premier Financial Corporation	3	102
Primerica, Inc.	5	751
Primis Financial Corp.	4	58
ProAssurance Corporation	5	141
PROG Holdings, Inc. (a)	7	287
Prosperity Bancshares Inc.	2	127
Protective Insurance Company - Class B	1	28
Provident Financial Services, Inc.	8	182
Pzena Investment Management, Inc. - Class A	2	21
QCR Holdings, Inc.	3	124
Radian Group Inc.	23	539
RBB Bancorp	3	64
Regional Management Corp.	2	75
Reliant Bancorp, Inc.	3	73
Renasant Corporation	6	265
Republic Bancorp Inc. - Class A	3	146
Republic First Bancorp Inc. (a)	10	38
Riverview Bancorp Inc.	3	19
RLI Corp.	6	646
S&T Bancorp Inc.	4	141
Safeguard Scientifics Inc. (a)	3	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Safety Insurance Group, Inc.	1	117
Sandy Spring Bancorp Inc.	5	212
Seacoast Banking Corp. of Florida (a)	6	221
Select Bancorp, Inc. (a)	3	28
Selective Insurance Group Inc.	7	534
ServisFirst Bancshares, Inc.	6	365
Shore Bancshares, Inc.	1	10
Sierra BanCorp	3	71
Silvercrest Asset Management Group Inc. - Class A	1	11
Silvergate Capital Corporation - Class A (a)	3	452
Simmons First National Corp. - Class A	13	383
SiriusPoint Ltd (a)	12	122
SLM Corporation	31	561
Smartfinancial, Inc.	2	47
South State Corp.	5	378
Southern First Bancshares Inc. (a)	1	70
Southern Missouri Bancorp Inc.	1	49
Southside Bancshares, Inc.	3	132
Spirit Of Texas Bancshares Inc.	3	73
State Auto Financial Corp.	7	140
Sterling Bancorp	24	543
Sterling Bancorp, Inc. (a)	5	26
Stewart Information Services Corp.	3	157
Stifel Financial Corp.	10	654
Stock Yards Bancorp Inc.	2	125
StoneX Group Inc. (a)	2	145
Summit Financial Group, Inc.	1	21
Synovus Financial Corp.	13	602
TCF Financial Corporation	9	434
Territorial Bancorp Inc.	1	38
Texas Capital Bancshares, Inc. (a)	6	434
TFS Financial Corporation	20	408
The Bancorp, Inc. (a)	10	201
The First Bancorp, Inc.	2	57
The First of Long Island Corporation	4	89
The PRA Group, Inc. (a)	4	152
Timberland Bancorp Inc.	1	32
Tompkins Financial Corp.	2	137
TowneBank	8	241
Trico Bancshares	3	148
Tristate Capital Holdings, Inc. (a)	7	152
Triumph Bancorp, Inc. (a)	3	246
Trupanion Inc. (a)	—	28
TrustCo Bank Corp.	20	146
Trustmark Corp.	7	238
UMB Financial Corp.	5	461
Umpqua Holdings Corp.	27	467
United Bankshares Inc.	16	604
United Community Banks, Inc.	10	347
United Fire Group Inc.	4	148
United Insurance Holdings Corp.	5	33
Unity Bancorp, Inc.	1	11
Universal Insurance Holdings, Inc.	4	62
Univest Financial Corporation	6	171
Unum Group	26	712
Valley National Bancorp	51	698
Veritex Holdings Inc.	6	189
Victory Capital Holdings, Inc. - Class A	2	46
Virtu Financial Inc. - Class A	15	476
Virtus Partners, Inc.	1	224
Waddell & Reed Financial Inc. - Class A	6	162
Walker & Dunlop, Inc.	4	403
Washington Federal Inc.	8	258
Washington Trust Bancorp, Inc.	3	178
Waterstone Financial, Inc.	5	105
Webster Financial Corp.	11	612
WesBanco Inc.	8	284
West Bancorporation, Inc.	3	74
Westamerica Bancorp	3	157
Western Alliance Bancorp	4	402
Western New England Bancorp Inc.	4	37
Westwood Holdings Group Inc.	1	14
White Mountains Insurance Group Ltd	—	404
Wintrust Financial Corporation	7	496
WisdomTree Investments, Inc.	28	177
World Acceptance Corp. (a)	1	176
WSFS Financial Corp.	6	284
		73,385
Industrials 18.6%
AAON, Inc.	7	464
AAR Corp.	4	171
ABM Industries Incorporated	8	392
Acacia Research Corporation (a)	6	37
ACCO Brands Corporation	18	149
Acuity Brands, Inc.	4	725
ADT, Inc.	5	42
Advanced Drainage Systems, Inc.	4	386
Aegion Corporation - Class A (a)	5	132
Aerojet Rocketdyne Holdings, Inc. (a)	5	242
AeroVironment, Inc. (a)	4	418
AGCO Corporation	1	98
Air Lease Corporation - Class A	15	731
Air Transport Services Group, Inc. (a)	10	282
Akerna Corp. (a)	1	7
Alamo Group Inc.	2	297
Albany International Corp. - Class A	4	345
Allegiant Travel Company (a)	2	562
Allied Motion Technologies Inc.	2	90
Allison Systems, Inc.	15	596
Altra Industrial Motion Corp.	9	484
Ameresco, Inc. - Class A (a)	6	281
American Superconductor Corporation (a)	5	99
American Woodmark Corporation (a)	3	274
APi Group Corporation (a)	21	436
Apogee Enterprises, Inc.	5	200
Applied Industrial Technologies, Inc.	6	503
Arcbest Corporation	4	270
Arcosa, Inc.	7	444
Ardmore Shipping Services (Ireland) Limited	4	16
Argan, Inc.	3	152
Armstrong Flooring, Inc. (a)	2	11
Armstrong World Industries, Inc.	6	542
ASGN Incorporated (a)	7	645
Astec Industries, Inc.	3	253
Astronics Corporation (a)	5	83
Astronics Corporation - Class B (a)	—	2
Atkore International Group Inc. (a)	6	450
Atlas Air Worldwide Holdings, Inc. (a)	4	257
Avis Budget Group, Inc. (a)	7	535
AZZ Inc.	3	170
Barnes Group Inc.	6	308
Barrett Business Services, Inc.	1	103
Beacon Roofing Supply, Inc. (a)	8	406
BGSF LLC	2	22
Blue Bird Global Corporation (a)	5	114
BlueLinx Holdings Inc. (a)	2	79
Boise Cascade Company	5	273
Brady Corp. - Class A	6	330
BrightView Holdings, Inc. (a)	11	181
Brink's Co.	6	496
Broadwind Inc. (a)	2	12
Builders FirstSource, Inc. (a)	15	705
BWXT Government Group, Inc.	7	430
CAI International Inc.	2	78
Casella Waste Systems Inc. - Class A (a)	6	373
CBIZ Inc. (a)	7	236
Ceco Environmental Corp. (a)	5	43
Chart Industries, Inc. (a)	5	665
Cimpress Public Limited Company (a)	3	332
CIRCOR International, Inc. (a)	4	148
Civeo Corporation (a)	3	47
Clean Harbors Inc. (a)	7	592
Colfax Corp. (a)	16	695
Columbus Mckinnon Corp.	3	172
Comfort Systems USA Inc.	4	327
Commercial Vehicle Group Inc. (a)	6	61
Concrete Pumping Holdings, Inc. (a)	5	36
Construction Partners, Inc. - Class A (a)	5	141
CoreLogic, Inc.	5	378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Cornerstone Building Brands, Inc. (a)	13	185
Costamare Inc.	13	127
Covanta Holding Corporation	17	234
Covenant Transportation Group, Inc. - Class A (a)	3	65
CRA International, Inc.	1	96
Crane Co.	8	706
CSW Industrials Inc.	2	207
Cubic Corp.	3	209
Curtiss-Wright Corp.	4	494
Daseke Companies, Inc. (a)	12	101
Deluxe Corp.	6	234
Douglas Dynamics, Inc.	3	160
Ducommun Inc. (a)	2	147
DXP Enterprises Inc. (a)	2	71
Dycom Industries, Inc. (a)	4	346
Eagle Bulk Shipping Inc. (a)	1	40
Eastern Co.	1	16
Echo Global Logistics, Inc. (a)	4	140
Elance, Inc. (a)	10	451
EMCOR Group, Inc.	6	656
Encore Wire Corp.	2	160
Energy Recovery, Inc. (a)	9	159
Enerpac Tool Group Corp. - Class A	7	187
EnerSys	5	469
Eneti Inc.	2	39
Ennis Inc.	5	99
EnPro Industries, Inc.	1	126
ESCO Technologies Inc.	3	348
Evoqua Water Technologies Corp. (a)	15	402
Exponent, Inc.	5	479
Federal Signal Corporation	7	279
Flowserve Corporation	16	621
Fluor Corp. (a)	18	418
Forrester Research Inc. (a)	3	148
Forward Air Corp.	3	307
Franklin Covey Co. (a)	2	64
Franklin Electric Co. Inc.	6	469
FreightCar America Inc. (a)	1	4
FTI Consulting Inc. (a)	4	601
Gates Industrial Corporation PLC (a)	20	314
GATX Corporation	4	406
Genco Shipping & Trading Limited	7	70
Gibraltar Industries Inc. (a)	4	386
GMS Inc. (a)	4	187
Gorman-Rupp Co.	5	155
GP Strategies Corporation (a)	3	45
GrafTech International Ltd.	31	375
Graham Corp.	1	17
Granite Construction Incorporated	5	218
Great Lakes Dredge & Dock Corp. (a)	13	188
Greenbrier Cos. Inc.	4	198
Griffon Corporation	7	182
H&E Equipment Services, Inc.	4	168
Harsco Corporation (a)	9	159
Hawaiian Holdings, Inc. (a)	3	83
HC2 Holdings, Inc. (a) (c)	1	4
Healthcare Services Group Inc.	9	264
Heartland Express Inc.	8	162
Heidrick & Struggles International Inc.	2	83
Helios Technologies, Inc.	3	226
Herc Holdings Inc. (a)	4	373
Heritage-Crystal Clean, LLC (a)	4	107
Herman Miller Inc.	7	302
Hexcel Corp. (a)	11	601
Hill International Inc. (a)	5	16
Hillenbrand Inc.	9	426
HNI Corp.	5	199
HUB Group Inc. - Class A (a)	4	276
Hudson Global, Inc. (a)	—	3
Hurco Cos. Inc.	1	36
Huron Consulting Group Inc. (a)	3	142
Huttig Building Products Inc. (a)	2	6
Hyster-Yale Materials Handling Inc. - Class A	2	133
ICF International, Inc.	2	177
IES Holdings, Inc. (a)	4	200
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	3	252
Insteel Industries, Inc.	3	94
Interface Inc. - Class A	10	124
IntriCon Corporation (a)	1	36
ITT Industries Holdings, Inc.	—	42
JELD-WEN Holding, Inc. (a)	12	336
JetBlue Airways Corporation (a)	27	544
John Bean Technologies Corp.	4	528
Kadant Inc.	1	255
Kaman Corp.	3	161
KAR Auction Services, Inc. (a)	12	182
Kelly Services Inc. - Class A (a)	6	138
Kennametal Inc.	8	324
Kforce Inc.	3	158
Kimball International Inc. - Class B	7	97
Kirby Corp. (a)	7	435
Knoll Inc.	8	135
Korn Ferry	7	420
Kratos Defense & Security Solutions, Inc. (a)	16	434
Landstar System Inc.	2	290
Lawson Products Inc. (a)	2	83
LB Foster Co. (a)	2	33
Lindsay Corp.	1	244
LSI Industries Inc.	4	36
Lydall Inc. (a)	4	122
Macquarie Infrastructure Corporation (a)	7	211
Manitex International Inc. (a)	1	7
Manitowoc Co. Inc. (a)	6	119
ManpowerGroup Inc.	7	668
Marten Transport Ltd.	10	162
Masonite International Corporation (a)	3	341
MasTec Inc. (a)	7	681
Mastech Digital, Inc. (a)	1	13
Matson Intermodal - Paragon, Inc.	6	375
Matthews International Corp. - Class A	3	127
Maxar Technologies Inc.	8	302
Mayville Engineering Company, Inc. (a)	3	48
McGrath RentCorp	3	246
Mercury Systems Inc. (a)	4	289
Meritor, Inc. (a)	9	262
Mesa Air Group, Inc. (a)	7	95
Miller Industries Inc.	2	101
Mistras Group, Inc. (a)	6	68
Moog Inc. - Class A	4	295
MRC Global Inc. (a)	17	150
MSA Safety Inc.	2	230
MSC Industrial Direct Co. - Class A	6	540
Mueller Industries Inc.	7	292
Mueller Water Products Inc. - Class A	20	275
MYR Group Inc. (a)	2	155
National Presto Industries Inc.	2	153
Navistar International Corporation (a)	6	269
NN Inc. (a)	9	64
Northwest Pipe Co. (a)	1	47
Now, Inc. (a)	11	107
NV5 Global, Inc. (a)	2	164
Nvent Electric Public Limited Company	20	557
Omega Flex Inc.	1	160
Orion Energy Systems, Inc. (a)	5	36
Orion Group Holdings, Inc. (a)	4	26
PAM Transportation Services Inc. (a)	1	67
Park-Ohio Holdings Corp.	2	71
Parsons Corporation (a)	8	306
Patrick Industries, Inc.	3	245
Patriot Transportation, Inc.	—	3
PGT Innovations, Inc. (a)	7	180
Pitney Bowes Inc.	24	198
Powell Industries Inc.	2	59
Preformed Line Products Co.	1	57
Primoris Services Corporation	5	158
Proto Labs Inc. (a)	3	307
Quad/Graphics Inc. - Class A (a)	5	19
Quanex Building Products Corp.	7	175
Radiant Logistics, Inc. (a)	9	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Raven Industries Inc. (a)	5	176
RBC Bearings Incorporated (a)	3	627
Red Violet, Inc. (a)	1	23
Regal-Beloit Corp.	4	503
Resideo Technologies, Inc. (a)	17	486
Resources Connection, Inc.	6	76
REV Group Inc. (a)	10	188
Rexnord Corporation	15	730
RR Donnelley & Sons Co. (a)	13	54
Rush Enterprises Inc. - Class A	5	268
Rush Enterprises Inc. - Class B	1	67
Ryder System, Inc.	6	489
Saia, Inc. (a)	3	780
Schneider National, Inc. - Class B	10	248
SEACOR Holdings Inc. (a)	2	84
Shanghai Everjoy Health Group Co., Ltd. (a)	2	66
Sharps Compliance Corp. (a)	3	44
Shyft Group, Inc.	4	163
Simpson Manufacturing Co. Inc.	5	474
SiteOne Landscape Supply, Inc. (a)	1	190
SkyWest Inc. (a)	6	339
SP Plus Corporation (a)	4	132
Spirit Airlines Inc. (a)	12	436
SPX Corp. (a)	6	341
SPX Flow, Inc.	5	327
Standex International Corp.	2	154
Steel Connect Inc. (a)	1	1
Steelcase Inc. - Class A	9	136
Sterling Construction Co. Inc. (a)	5	120
Systemax Inc.	5	197
Team, Inc. (a)	6	72
Tennant Co.	2	174
Terex Corp.	9	403
Tetra Tech, Inc.	2	304
Textainer Group Holdings Limited (a)	6	186
Thermon Group Holdings, Inc. (a)	6	114
Timken Co.	5	423
Titan International, Inc. (a)	12	110
Titan Machinery Inc. (a)	5	120
TPI Composites, Inc. (a)	5	275
Transact, Inc. (a)	2	74
TriMas Corp. (a)	5	152
TriNet Group Inc. (a)	8	642
Trinity Industries Inc.	13	375
Triton Container International Limited	8	439
TrueBlue, Inc. (a)	7	152
Turtle Beach Corp. (a)	3	84
Tutor Perini Corp. (a)	10	182
Twin Disc Inc. (a)	1	7
U.S. Xpress Enterprises, Inc. - Class A (a)	7	80
UFP Industries, Inc.	8	594
Ultralife Corp. (a)	3	22
UniFirst Corp.	2	422
Univar Solutions Inc. (a)	20	433
Universal Logistics Holdings, Inc.	3	77
US Ecology Parent, Inc. (a)	2	66
USA Truck Inc. (a)	1	22
Valmont Industries Inc.	3	606
Vectrus, Inc. (a)	2	121
Veritiv Corp. (a)	3	135
Viad Corp (a)	2	89
Vicor Corp. (a)	4	300
Vidler Water Resources, Inc. (a)	1	12
VSE Corp.	3	99
Wabash National Corp.	10	194
Watts Water Technologies Inc. - Class A	4	420
Welbilt Inc. (a)	19	302
Werner Enterprises Inc.	7	338
WESCO International, Inc. (a)	5	393
Willdan Group, Inc. (a)	2	99
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	639
Woodward Governor Co.	1	77
Yellow Corp. (a)	8	72
		69,875
Consumer Discretionary 14.4%
1-800-Flowers.Com, Inc. - Class A (a)	4	116
Abercrombie & Fitch Co. - Class A (a)	8	277
Acushnet Holdings Corp.	10	394
Adient Public Limited Company (a)	12	514
Adtalem Global Education Inc. (a)	7	283
American Axle & Manufacturing Holdings, Inc. (a)	22	212
American Eagle Outfitters, Inc.	22	636
American Outdoor Brands, Inc. (a)	3	72
American Public Education, Inc. (a)	2	81
America's Car Mart, Inc. (a)	1	176
Ark Restaurants Corp. (a)	1	12
Asbury Automotive Group, Inc. (a)	3	513
Aspen Group, Inc. (a)	3	17
At Home Group, Inc. (a)	10	291
AutoNation, Inc. (a)	3	246
Bally's Corporation (a)	4	267
Barnes & Noble Education, Inc. (a)	10	80
Bassett Furniture Industries, Incorporated	2	40
Beazer Homes USA, Inc. (a)	6	129
Bed Bath & Beyond Inc. (a)	16	474
Big 5 Sporting Goods Corporation	3	43
Big Lots, Inc.	5	323
BJ's Restaurants, Inc. (a)	3	188
Bloomin' Brands, Inc. (a)	10	279
Bluegreen Vacations Holding Corporation - Class A (a)	2	30
Boot Barn Holdings, Inc. (a)	4	221
Boyd Gaming Corporation (a)	6	375
Brinker International Inc. (a)	6	406
Brunswick Corp.	1	104
Buckle Inc.	6	233
Build-A-Bear Workshop Inc. (a)	1	8
Caleres Inc.	7	146
Callaway Golf Co. (a)	11	289
Camping World Holdings, Inc. - Class A	5	175
Capri Holdings Limited (a)	5	280
Carriage Services Inc.	3	118
Carrols Restaurant Group, Inc. (a)	9	55
Carter's Inc. (a)	4	386
Cato Corp. - Class A (a)	4	48
Cavco Industries Inc. (a)	1	255
Century Casinos Inc. (a)	3	33
Century Communities Inc. (a)	4	247
Cheesecake Factory Inc. (a)	6	324
Chico's FAS Inc. (a)	13	44
Childrens Place Retail Stores Inc. (a)	1	81
Choice Hotels International Inc. (a)	5	541
Chuy's Holdings Inc. (a)	4	164
Citi Trends, Inc. (a)	1	70
CLARUS Corporation	6	95
Columbia Sportswear Co.	2	203
Conn's Inc. (a)	5	103
Container Store Group Inc. (a)	10	170
Cooper Tire & Rubber Co.	6	317
Cooper-Standard Holdings Inc. (a)	3	109
Copa Holdings, S.A. - Class A (a)	4	284
Core-Mark Holding Co. Inc.	4	158
Cracker Barrel Old Country Store, Inc. (a)	3	482
Crocs Inc. (a)	8	611
Culp Inc.	2	30
Dana Holding Corp.	17	409
Dave & Buster's Entertainment Inc. (a)	5	249
Del Taco Restaurants Inc.	7	70
Delta Apparel Inc. (a)	1	27
Denny's Corporation (a)	9	165
Designer Brands Inc. - Class A (a)	11	199
Dick's Sporting Goods Inc.	6	489
Dillard's Inc. - Class A	1	116
Dorman Products Inc. (a)	4	403
Duluth Holdings Inc. - Class B (a)	1	20
Educational Development Corporation	1	12
El Pollo Loco Holdings Inc. (a)	7	107
Escalade Inc.	2	45
Ethan Allen Interiors Inc.	4	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Everi Holdings Inc. (a)	12	168
Express, Inc. (a)	4	17
Extended Stay America, Inc.	22	426
Fiesta Restaurant Group, Inc. (a)	5	63
Flexsteel Industries Inc.	1	38
Foot Locker, Inc.	12	674
Fossil Group, Inc. (a)	9	115
Fox Factory Holding Corp. (a)	5	592
Frontdoor, Inc. (a)	10	527
Full House Resorts, Inc. (a)	2	14
Funko Inc. - Class A (a)	6	111
Genesco Inc. (a)	3	126
Gentherm Incorporated (a)	4	295
G-III Apparel Group, Ltd. (a)	6	185
Gopro Inc. - Class A (a) (c)	15	176
Graham Holdings Co. - Class B	—	269
Grand Canyon Education, Inc. (a)	6	630
Grantley Adams International Airport Inc. - Class A (a)	1	9
Green Brick Partners Inc. (a)	6	130
Group 1 Automotive Inc.	2	344
Groupon, Inc. (a)	2	122
GrowGeneration Corp. (a)	8	390
Grubhub Holdings Inc. (a)	1	89
Guess Inc.	7	176
H & R Block, Inc.	21	448
Hamilton Beach Brands Holding Company - Class A	1	15
Hanesbrands Inc.	14	270
Harley-Davidson, Inc.	20	787
Haverty Furniture Cos. Inc.	3	114
Helen of Troy Ltd (a)	3	629
Hibbett Sports Inc. (a)	3	201
Hilton Grand Vacations Inc. (a)	10	388
Hooker Furniture Corp.	2	72
Horizon Global Corporation (a)	1	13
Houghton Mifflin Harcourt Company (a)	22	169
iMedia Brands, Inc. - Class A (a)	1	10
Inspired Entertainment, Inc. (a)	1	11
Installed Building Products, Inc.	3	378
International Game Technology PLC	17	273
iRobot Corp. (a)	4	444
J. Alexander's Holdings, Inc. (a)	1	13
Jack in the Box Inc.	3	315
Johnson Outdoors Inc. - Class A	1	162
KB Home	11	508
Kirkland's Inc. (a)	2	68
Kohl's Corporation	5	292
Kontoor Brands, Inc.	6	295
Lakeland Industries Inc. (a)	2	45
Lands' End, Inc. (a)	5	124
Laureate Education Inc. - Class A (a)	8	105
La-Z-Boy Inc.	5	232
Lazydays Holdings, Inc. (a) (c)	1	23
LCI Industries	3	429
Leaf Group Ltd. (a)	6	36
Legacy Housing Corporation (a)	4	77
Leggett & Platt Inc.	7	302
LGI Homes, Inc. (a)	3	456
Lifetime Brands, Inc.	3	42
Lincoln Educational Services Corporation (a)	2	15
Lindblad Expeditions Holdings Inc. (a)	4	81
Liquidity Services, Inc. (a)	7	126
Lithia Motors Inc. - Class A	2	688
Lumber Liquidators, Inc. (a)	5	132
M/I Homes, Inc. (a)	3	149
Macy's, Inc. (a)	38	620
Magnite, Inc. (a)	2	74
Malibu Boats, Inc. - Class A (a)	3	225
Marine Products Corp.	3	45
MarineMax Inc. (a)	3	159
Marriott Vacations Worldwide Corporation (a)	4	655
MasterCraft Boat Holdings, Inc. (a)	4	93
Mattel, Inc. (a)	10	200
MDC Holdings Inc.	8	493
Meritage Homes Corporation (a)	4	391
Modine Manufacturing Co. (a)	10	155
Monarch Casino & Resort Inc. (a)	1	87
Monro Inc.	4	284
Motorcar Parts of America Inc. (a)	4	81
Movado Group Inc.	4	100
Murphy USA Inc.	3	421
Nathan's Famous Inc.	1	45
National Vision Holdings, Inc. (a)	10	458
Nautilus, Inc. (a) (c)	6	89
New Home Co. Inc. (a)	2	9
Noodles & Company - Class A (a)	7	70
Obh Inc. - Class A (a)	—	6
Obh Inc. - Class B (a)	—	35
Office Depot, Inc. (a)	6	275
Ollie's Bargain Outlet Holdings Inc. (a)	2	185
OneSpaWorld Holdings Limited (a)	11	121
Oxford Industries Inc.	2	157
Papa John's International Inc.	3	278
Party City Holdco Inc. (a)	18	103
Penske Automotive Group, Inc.	9	699
Perdoceo Education Corporation (a)	11	130
PetMed Express Inc. (c)	4	152
Playa Hotels & Resorts N.V. (a)	13	97
PlayAGS, Inc. (a)	7	54
Purple Innovation, Inc. (a)	8	240
PVH Corp.	5	481
Quotient Technology Inc. (a)	11	180
Qurate Retail, Inc. - Series A (a)	45	528
RCI Hospitality Holdings, Inc.	2	106
Red Robin Gourmet Burgers, Inc. (a)	3	118
Red Rock Resorts, Inc. - Class A (a)	5	177
Regis Corp. (a) (c)	6	71
Rent-A-Center, Inc.	7	390
Revolve Group - Class A (a)	4	176
Rocky Brands Inc.	1	49
Ruth's Hospitality Group Inc. (a)	5	130
Sally Beauty Holdings, Inc. (a)	14	278
Scientific Games Corporation (a)	8	326
Seaworld Entertainment, Inc. (a)	6	297
Shake Shack Inc. - Class A (a)	5	572
Shoe Carnival Inc.	3	179
Shutterstock Inc.	3	296
Signet Jewelers Limited (a)	7	382
Skechers U.S.A. Inc. - Class A (a)	12	490
Skyline Corp. (a)	7	320
Sleep Number Corporation (a)	3	447
Smith & Wesson Brands, Inc.	9	164
Sonic Automotive, Inc. - Class A	4	183
Sonos, Inc. (a)	14	539
Sportsman's Warehouse Holdings, Inc. (a)	6	107
Stamps.com Inc. (a)	2	302
Standard Motor Products Inc.	2	93
Steven Madden Ltd.	10	383
Stitch Fix, Inc. - Class A (a)	9	439
Stoneridge, Inc. (a)	4	132
Strategic Education, Inc.	2	143
Strattec Security Corp. (a)	1	26
Stride, Inc. (a)	4	118
Superior Uniform Group Inc.	3	75
Taylor Morrison Home II Corporation - Class A (a)	15	475
Tempur Sealy International, Inc.	13	493
Tenneco Inc. - Class A (a)	11	117
Texas Roadhouse Inc. - Class A (a)	4	375
The Aaron's Company, Inc.	3	85
The Goodyear Tire & Rubber Company (a)	27	482
The Lovesac Company (a)	2	126
The Michaels Companies, Inc. (a)	13	287
The Wendy's Company	10	200
Thor Industries Inc.	1	150
Tilly's Inc. - Class A (a)	4	48
Toll Brothers Inc.	6	313
TopBuild Corp. (a)	2	394
TRI Pointe Homes, Inc. (a)	15	299
Tupperware Brands Corp. (a)	6	164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Under Armour Inc. - Class A (a)	2	52
Under Armour Inc. - Class C (a)	1	25
Unifi Inc. (a)	3	90
Universal Electronics Inc. (a)	3	145
Universal Technical Institute Inc. (a)	5	26
Urban Outfitters Inc. (a)	10	386
Veoneer, Inc. (a) (c)	4	93
Vera Bradley, Inc. (a)	6	64
Vincent Holding Corp. (a)	1	10
Vista Outdoor Inc. (a)	7	220
Visteon Corporation (a)	3	421
VOXX International Corporation - Class A (a)	4	80
Weyco Group Inc.	1	13
Wingstop Inc.	2	254
Winmark Corp.	1	115
Winnebago Industries Inc.	4	333
Wolverine World Wide, Inc.	8	310
WW International, Inc. (a)	9	271
Wyndham Destinations, Inc.	10	614
Wyndham Hotels & Resorts, Inc.	5	370
YETI Holdings, Inc. (a)	4	254
Zovio Inc. (a)	2	10
Zumiez Inc. (a)	3	124
		54,186
Information Technology 12.8%
2U, Inc. (a)	9	333
3D Systems Corporation (a)	14	391
A10 Networks, Inc. (a)	12	118
ACI Worldwide, Inc. (a)	16	596
ACM Research, Inc. - Class A (a)	1	81
ADS Alliance Data Systems, Inc.	7	800
ADTRAN, Inc.	10	163
Advanced Energy Industries, Inc.	5	573
Agilysys, Inc. (a)	3	146
Airgain, Inc. (a)	2	35
Alarm.Com Holdings, Inc. (a)	6	557
Alpha and Omega Semiconductor Limited (a)	4	145
Altair Engineering Inc. - Class A (a)	6	385
Ambarella Inc. (a)	4	412
American Software, Inc. - Class A	6	120
Amkor Technology, Inc.	33	788
Amtech Systems, Inc. (a)	2	19
AppFolio, Inc. - Class A (a)	1	131
Applied Optoelectronics, Inc. (a) (c)	2	13
Arlo Technologies, Inc. (a)	15	91
AstroNova, Inc. (a)	1	7
Asure Software, Inc. (a)	1	11
Avaya Holdings Corp. (a)	11	314
Avid Technology, Inc. (a)	7	141
Avnet, Inc.	13	558
Aware Inc. (a)	5	18
Axcelis Technologies, Inc. (a)	6	234
AXT, Inc. (a)	7	85
Badger Meter, Inc.	4	334
Bel Fuse Inc. - Class B	1	27
Belden Inc.	6	275
Benchmark Electronics, Inc.	6	173
Blackbaud, Inc. (a)	6	433
BM Technologies, Inc. - Class A (a)	—	4
Bottomline Technologies Inc. (a)	5	239
Box, Inc. - Class A (a)	15	339
Brightcove Inc. (a)	6	130
Brooks Automation Inc.	9	727
CACI International Inc. - Class A (a)	1	312
CalAmp Corp. (a)	7	72
Calix, Inc. (a)	8	280
Cambium Networks Corp. (a)	4	171
Cardtronics Group Limited - Class A (a)	5	178
Casa Systems, Inc. (a)	13	125
Cass Information Systems, Inc.	3	132
CDK Global, Inc.	1	44
CEVA Inc. (a)	3	157
ChannelAdvisor Corp. (a)	5	127
Cirrus Logic Inc. (a)	7	631
Clearfield, Inc. (a)	2	74
Cloudera, Inc. (a)	38	459
CMC Materials Inc.	4	668
Coda Octopus Group, Inc. (a)	1	10
Cognyte Software Ltd (a)	7	185
Coherent Inc. (a)	1	370
Cohu Inc. (a)	6	259
CommScope Holding Company, Inc. (a)	25	388
CommVault Systems Inc. (a)	5	312
Comtech Telecommunications Corp.	4	104
Concentrix Solutions Corporation (a)	1	93
Conduent Inc. (a)	26	175
Cornerstone OnDemand, Inc. (a)	1	59
CSG Systems International, Inc.	4	192
CTS Corp.	5	152
Cyberoptics Corp. (a)	1	18
Daktronics Inc. (a)	6	35
Digi International Inc. (a)	7	124
Digital Turbine USA, Inc. (a)	9	693
Diodes Inc. (a)	6	461
DSP Group, Inc. (a)	4	63
DXC Technology Company (a)	10	313
DZS, Inc. (a)	5	82
Ebix Inc.	3	96
EchoStar Corp. - Class A (a)	3	66
Egain Corporation (a)	4	36
Emagin Corporation (a)	3	12
EMCORE Corporation (a)	7	38
Envestnet, Inc. (a)	4	303
ePlus Inc. (a)	2	172
EVERTEC, Inc.	8	298
EVO Payments, Inc. - Class A (a)	5	143
ExlService Holdings Inc. (a)	4	378
Fabrinet (a)	5	430
FARO Technologies Inc. (a)	2	180
FireEye, Inc. (a)	5	105
FLIR Systems Inc.	7	406
FormFactor Inc. (a)	10	458
Genasys Inc. (a)	5	31
GreenSky, Inc. - Class A (a)	2	15
GSI Technology, Inc. (a)	3	23
GTT Communications Inc. (a) (c)	2	3
GTY Govtech, Inc. (a)	9	54
Hackett Group Inc.	5	84
Harmonic, Inc. (a)	20	155
I3 Verticals, Inc. - Class A (a)	3	90
Ichor Holdings, Ltd. (a)	3	177
Identiv, Inc. (a)	3	29
IEC Electronics Corp. (a)	1	9
Immersion Corp. (a)	6	56
Impinj, Inc. (a)	1	73
Infinera Corporation (a)	27	262
Information Services Group, Inc. (a)	6	26
Innodata Inc. (a)	3	17
Insight Enterprises, Inc. (a)	4	405
Intelligent Systems Corporation (a) (c)	1	21
InterDigital Communications, Inc.	3	213
inTEST Corporation (a)	1	13
Intevac Inc. (a)	3	19
Iteris, Inc. (a)	8	51
Itron Inc. (a)	6	508
J2 Cloud Services, LLC (a)	6	692
Jabil Inc.	4	211
KBR, Inc.	8	316
Kimball Electronics Group, LLC (a)	5	128
Knowles Corporation (a)	11	234
Kulicke & Soffa Industries Inc.	8	392
KVH Industries Inc. (a)	3	36
Lantronix, Inc. (a)	2	11
Lattice Semiconductor Corp. (a)	17	774
Limelight Networks, Inc. (a)	11	38
Littelfuse Inc.	—	65
Liveramp, Inc. (a)	8	413
Luna Innovations Incorporated (a)	6	60
MACOM Technology Solutions Holdings, Inc. (a)	9	501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
MagnaChip Semiconductor, Ltd. (a)	9	224
Mantech International Corp. - Class A	3	262
MAXIMUS Inc.	8	700
MaxLinear, Inc. (a)	9	310
Methode Electronics Inc.	5	207
MicroStrategy Inc. - Class A (a)	—	278
Mimecast Uk Limited (a)	3	139
Mitek Systems, Inc. (a)	9	125
Model N, Inc. (a)	4	134
MoneyGram International, Inc. (a)	12	82
MTS Systems Corp. (a)	2	98
NAPCO Security Technologies Inc. (a)	3	116
National Instruments Corp.	17	729
NCR Corporation (a)	16	626
NeoPhotonics Corporation (a)	10	125
NETGEAR, Inc. (a)	4	151
NetScout Systems, Inc. (a)	9	255
Network-1 Technologies, Inc.	3	8
New Relic, Inc. (a)	5	327
NIC Inc.	7	233
Nlight, Inc. (a)	4	129
Novantas Inc. (a)	5	629
NVE Corp.	1	61
One Stop Systems, Inc. (a) (c)	1	9
Onespan, Inc. (a)	8	199
Onto Innovation Inc. (a)	6	406
OSI Systems Inc. (a)	2	209
Pagerduty, Inc. (a)	9	343
PAR Technology Corp. (a) (c)	—	27
Paysign, Inc. (a)	3	14
PC Connection, Inc. (a)	3	134
PC-Tel, Inc.	3	19
PDF Solutions Inc. (a)	4	77
Perficient, Inc. (a)	4	231
Perspecta Inc.	15	448
PFSweb Inc. (a)	2	16
Photronics Inc. (a)	3	41
Pixelworks, Inc. (a)	6	19
Plexus Corp. (a)	4	325
Power Integrations Inc.	8	613
Progress Software Corp.	6	254
Pure Storage, Inc. - Class A (a)	2	52
Q2 Holdings, Inc. (a)	1	102
QAD Inc. - Class A	2	164
Qualys, Inc. (a)	5	485
Rambus Inc. (a)	14	265
RealNetworks, Inc. (a)	7	31
RealPage, Inc. (a)	1	113
Ribbon Communications Inc. (a)	17	142
Rimini Street, Inc. (a)	13	116
Rogers Corp. (a)	2	431
Sabre Corporation (a)	2	28
SailPoint Technologies Holdings, Inc. (a)	11	553
Sanmina Corp. (a)	8	329
Sapiens International Corporation N.V.	5	146
ScanSource Inc. (a)	5	135
Science Applications International Corp.	7	626
Semtech Corp. (a)	8	564
Servicesource International, Inc. (a)	4	7
Sharpspring Technologies, Inc. (a)	2	28
ShotSpotter, Inc. (a)	2	72
Silicon Laboratories Inc. (a)	1	96
SMART Global Holdings, Inc. (a)	3	140
Smith Micro Software, Inc. (a)	8	46
SolarWinds Corporation (a)	1	10
SPS Commerce, Inc. (a)	4	412
StarTek, Inc. (a)	6	48
Stratasys, Inc. (a)	1	35
Super Micro Computer, Inc. (a)	6	222
SVMK Inc. (a)	7	133
Switch Inc - Class A	7	113
Sykes Enterprises Inc. (a)	5	215
Synaptics Incorporated (a)	5	619
Synchronoss Technologies, Inc. (a)	6	20
SYNNEX Corporation	1	113
Teradata Corporation (a)	13	520
Tessco Technologies Inc. (a)	1	4
Transact Technologies Inc. (a)	—	2
TTEC Holdings, Inc.	6	553
TTM Technologies, Inc. (a)	14	196
Tucows Inc. - Class A (a) (c)	1	45
Ultra Clean Holdings, Inc. (a)	5	288
Unisys Corp. (a)	8	214
Upland Software, Inc. (a)	3	165
Upstate Property Rentals, LLC (a)	5	438
Usio, Inc. (a)	2	10
Veeco Instruments Inc. (a)	8	167
Verint Systems Inc. (a)	8	385
Verra Mobility Corporation - Class A (a)	20	276
ViaSat, Inc. (a)	8	387
Viavi Solutions Inc. (a)	29	461
Vishay Intertechnology Inc.	16	396
Vishay Precision Group, Inc. (a)	2	72
Vontier Corporation (a)	6	189
Wayside Technology Group Inc.	—	9
Xerox Holdings Corporation	22	541
Xperi Holding Corporation	4	81
Zix Corporation (a)	12	91
		48,223
Health Care 11.6%
Abeona Therapeutics Inc. (a)	4	8
AC Immune SA (a) (c)	2	13
Acadia Healthcare Company, Inc. (a)	12	685
Accuray Incorporated (a)	16	81
Adaptive Biotechnologies Corporation (a)	4	169
Addus HomeCare Corporation (a)	3	269
Adicet Bio, Inc. (a) (c)	1	12
ADMA Biologics, Inc. (a) (c)	15	27
Aduro Biotech, Inc. (a) (d)	3	—
Adverum Biotechnologies, Inc. (a)	2	22
Aeglea Biotherapeutics, Inc. (a)	7	57
Aerie Pharmaceuticals, Inc. (a)	2	30
Agios Pharmaceuticals, Inc. (a)	2	94
Akebia Therapeutics, Inc. (a)	29	98
Akero Therapeutics Inc. (a)	1	41
Albireo Pharma, Inc. (a)	4	135
Aldeyra Therapeutics, Inc. (a) (c)	3	30
Alector, Inc. (a)	10	195
Alkermes Public Limited Company (a)	22	402
Allakos Inc. (a)	1	105
Allscripts Healthcare Solutions, Inc. (a)	22	329
AMN Healthcare Services, Inc. (a)	6	474
Amneal Pharmaceuticals, Inc. - Class A (a)	24	165
Amphastar Pharmaceuticals, Inc. (a)	3	52
Anaptysbio, Inc. (a)	5	105
AngioDynamics, Inc. (a)	7	168
ANI Pharmaceuticals, Inc. (a)	2	87
Anika Therapeutics, Inc. (a)	3	106
Antares Pharma, Inc. (a)	31	126
Apex Medical Corp. (a)	6	60
Apollo Medical Holdings, Inc. (a)	4	99
Applied Genetic Technologies Corporation (a)	2	11
Aptinyx Inc. (a) (c)	6	17
Aravas Inc. (a)	2	5
Aravive Biologics, Inc. (a)	2	14
Ardelyx, Inc. (a)	18	122
Arena Pharmaceuticals, Inc. (a)	8	550
Assembly Biosciences, Inc. (a)	3	15
Atara Biotherapeutics, Inc. (a)	13	183
Athenex, Inc. (a)	9	39
Atreca, Inc. - Class A (a)	6	87
AtriCure, Inc. (a)	6	419
Atrion Corporation	—	146
Avanos Medical, Inc. (a)	7	313
AVEO Pharmaceuticals, Inc. (a) (c)	4	27
AVROBIO, Inc. (a)	5	67
AxoGen, Inc. (a)	8	163
Berks County Industrial Development Authority (a) (c)	4	25
BioDelivery Sciences International, Inc. (a)	15	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
BioLife Solutions, Inc. (a)	1	33
Bluebird Bio, Inc. (a)	2	63
Brookdale Senior Living Inc. (a)	24	147
Calithera Biosciences, Inc. (a)	6	14
Calyxt, Inc. (a) (c)	1	6
Cantel Medical Corp. (a)	4	322
Cardiovascular Systems Inc. (a)	5	182
Caredx, Inc. (a)	2	105
CASI Pharmaceuticals, Inc. (a)	17	40
Cassava Sciences, Inc. (a)	1	45
Castle Biosciences, Inc. (a)	3	238
Castlight Health, Inc. - Class B (a)	7	11
Catabasis Pharmaceuticals, Inc. (a) (c)	2	5
Catalyst Bio, Inc. (a)	5	24
Catalyst Pharmaceuticals, Inc. (a)	17	79
Celldex Therapeutics, Inc. (a)	4	77
Champions Oncology, Inc. (a)	1	6
Chembio Diagnostics, Inc. (a)	2	6
Chiasma, Inc. (a)	4	13
Chimerix, Inc. (a)	4	37
Cidara Therapeutics Inc. (a)	1	2
Codexis, Inc. (a)	9	203
Collegium Pharmaceutical, Inc. (a)	2	44
Community Health Systems Inc. (a)	20	264
Computer Programs & Systems Inc. (a)	3	95
Concert Pharmaceuticals Inc. (a)	4	19
ConforMIS, Inc. (a)	3	2
Conmed Corp.	4	481
Corcept Therapeutics Inc. (a)	17	410
Corvel Corp. (a)	3	297
Corvus Pharmaceuticals Inc. (a) (c)	1	4
Covetrus, Inc. (a)	18	536
Crinetics Pharmaceuticals, Inc. (a)	5	76
Cross Country Healthcare Inc. (a)	7	88
CryoLife Inc. (a)	6	145
Cumberland Pharmaceuticals Inc. (a)	3	8
Cutera Inc. (a)	1	30
Cyclerion Therapeutics, Inc. (a)	3	7
Cymabay Therapeutics, Inc. (a)	11	51
Cytomx Therapeutics, Inc. (a)	5	35
Deciphera Pharmaceuticals, Inc. (a)	3	135
Denali Therapeutics Inc. (a)	5	281
DURECT Corporation (a)	39	77
Eagle Pharmaceuticals Inc. (a)	3	105
Editas Medicine, Inc. (a)	9	371
Eiger Biopharmaceuticals, Inc. (a)	4	34
Electromed, Inc. (a)	1	8
Emergent BioSolutions Inc. (a)	5	449
Enanta Pharmaceuticals, Inc. (a)	3	172
Endo International Public Limited Company (a)	19	140
Envista Holdings Corporation (a)	15	597
Enzo Biochem Inc. (a)	6	22
Epizyme, Inc. (a)	3	26
Evelo Biosciences, Inc. (a)	2	25
Evolent Health, Inc. - Class A (a)	12	241
Evolus, Inc. (a)	—	4
Exicure, Inc. (a)	14	31
Fate Therapeutics, Inc. (a)	4	355
FibroGen, Inc. (a)	2	57
Five Prime Therapeutics, Inc. (a)	5	171
Five Star Senior Living Inc. (a)	4	24
Fluidigm Corporation (a) (c)	9	41
Fonar Corporation (a)	1	10
Frequency Therapeutics, Inc. (a) (c)	1	12
Fulcrum Therapeutics, Inc. (a)	3	32
Fulgent Genetics, Inc. (a) (c)	1	127
G1 Therapeutics, Inc. (a)	8	181
Geron Corp. (a) (c)	20	31
Global Blood Therapeutics, Inc. (a)	1	56
Globus Medical Inc. - Class A (a)	1	58
GlycoMimetics, Inc. (a)	5	14
Gritstone Oncology, Inc. (a)	1	10
Haemonetics Corp. (a)	1	144
Halozyme Therapeutics, Inc. (a)	6	238
Hanger, Inc. (a)	7	167
Harpoon Therapeutics, Inc. (a)	1	19
Harvard Bioscience Inc. (a)	6	31
Health Catalyst, Inc. (a)	6	276
HealthEquity, Inc. (a)	5	345
Healthstream, Inc. (a)	6	130
Heron Therapeutics, Inc. (a)	11	183
Heska Corporation (a)	1	236
HMS Holdings Corp. (a)	6	205
Homology Medicines, Inc. (a)	4	34
Hookipa Pharma Inc. (a)	2	23
ICU Medical, Inc. (a)	2	493
Immunitybio, Inc. (a) (c)	4	89
InfuSystem Holdings, Inc. (a)	3	69
Innoviva, Inc. (a)	10	119
Inogen, Inc. (a)	3	141
Inotiv, Inc. (a)	1	27
Inovalon Holdings, Inc. - Class A (a)	11	314
Integer Holdings Corporation (a)	4	383
Integra LifeSciences Holdings Corp. (a)	11	783
Intellia Therapeutics, Inc. (a)	5	399
Intersect ENT, Inc. (a)	3	65
Intra-Cellular Therapies, Inc. (a)	4	120
Invacare Corp. (a)	5	37
Iradimed Corp. (a)	2	47
Ironwood Pharmaceuticals, Inc. - Class A (a)	19	217
Iveric Bio, Inc. (a)	5	34
Jounce Therapeutics Inc. (a)	10	98
Kala Pharmaceuticals Inc. (a) (c)	2	11
KalVista Pharmaceuticals Inc. (a)	2	54
Kindred Healthcare Inc. (a)	4	22
Kiniksa Pharmaceuticals Ltd. - Class A (a)	4	74
Krystal Biotech, Inc. (a)	3	230
Kura Oncology, Inc. (a)	7	194
Lannett Co. Inc. (a)	8	42
Lantheus Holdings Inc. (a)	4	75
Larimar Therapeutics, Inc. (a) (c)	2	23
LeMaitre Vascular Inc.	4	196
Lensar, Inc. (a)	1	8
Lexicon Pharmaceuticals, Inc. (a)	4	23
LHC Group, Inc. (a)	2	292
Ligand Pharmaceuticals Incorporated (a)	2	350
Lineage Cell Therapeutics, Inc. (a) (c)	4	10
LivaNova PLC (a)	6	456
Luminex Corporation	6	182
MacroGenics Inc. (a)	4	117
Madrigal Pharmaceuticals Inc. (a)	1	116
Magellan Health Services Inc. (a)	1	139
Magenta Therapeutics, Inc. (a)	8	100
MediciNova, Inc. (a) (c)	3	15
Mednax, Inc. (a)	11	278
Medpace Holdings, Inc. (a)	4	660
MEI Pharma, Inc. (a)	18	62
MeiraGTx Holdings plc (a)	6	87
Meridian Bioscience Inc. (a)	9	233
Merit Medical Systems Inc. (a)	8	451
Merrimack Pharmaceuticals Inc. (a)	1	5
Mersana Therapeutics, Inc. (a)	4	73
Mesa Laboratories, Inc.	1	143
Milestone Pharmaceuticals Inc. (a)	2	10
Millendo Therapeutics, Inc. (a) (c)	1	1
Minerva Neurosciences Inc. (a)	3	8
ModivCare Inc. (a)	1	142
Mustang Bio, Inc. (a)	13	43
Myriad Genetics, Inc. (a)	9	274
Nabriva Therapeutics Public Limited Company (a) (c)	1	1
National Healthcare Corp.	2	131
National Research Corp. (a)	3	120
Natus Medical Inc. (a)	6	160
Nektar Therapeutics (a)	20	394
Neogen Corp. (a)	7	618
Neogenomics Laboratories, Inc. (a)	7	316
Nevro Corp. (a)	2	345
Nextcure, Inc. (a)	4	40
Nextgen Healthcare Inc. (a)	8	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
NGM Biopharmaceuticals, Inc. (a)	7	213
NuVasive Inc. (a)	7	455
ObsEva SA (a) (c)	5	17
Odonate Therapeutics, Inc. (a)	5	18
Omnicell, Inc. (a)	6	770
OPKO Health, Inc. (a) (c)	80	343
OptimizeRX Corporation (a)	2	75
Option Care Health, Inc. (a)	13	239
Orasure Technologies, Inc. (a)	8	99
Orgenesis Inc. (a)	2	13
Orthofix Medical Inc. (a)	4	163
Orthopediatrics Corp. (a)	3	122
Osmotica Pharmaceuticals Public Limited Company (a) (c)	2	6
Otonomy, Inc. (a)	6	15
Owens & Minor Inc.	11	406
Pacira Biosciences, Inc. (a)	6	431
Patterson Cos. Inc.	13	413
PDL BioPharma, Inc. (a) (d)	14	35
Personalis, Inc. (a)	7	171
PetIQ, Inc. - Class A (a) (c)	5	179
Phibro Animal Health Corporation - Class A	4	103
Pieris AG (a)	4	9
Pphm, Inc. (a)	11	199
Premier Healthcare Solutions, Inc. - Class A	13	453
Prestige Consumer Healthcare Inc. (a)	6	268
ProPhase Labs, Inc. (a) (c)	2	17
Protagonist Therapeutics, Inc. (a)	3	84
Prothena Corporation Public Limited Company (a)	4	112
Quanterix Corporation (a)	4	250
R1 RCM Inc. (a)	8	199
RadNet Inc. (a)	7	144
Recro Pharma, Inc. (a)	2	7
Regenxbio Inc. (a)	6	200
Retrophin, Inc. (a)	10	238
ReWalk Robotics Ltd. (a)	5	11
Rhythm Pharmaceuticals, Inc. (a)	4	76
Rigel Pharmaceuticals Inc. (a)	7	23
Rocket Pharmaceuticals, Ltd. (a)	4	166
Rubius Therapeutics, Inc. (a)	4	111
Sage Therapeutics Inc. (a)	1	54
Sangamo Therapeutics Inc. (a)	18	224
Satsuma Pharmaceuticals, Inc. (a)	4	26
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	5	89
Select Medical Holdings Corporation (a)	18	621
Shockwave Medical, Inc. (a)	3	342
SIGA Technologies, Inc. (a)	13	84
Silk Road Medical, Inc. (a)	1	45
Simulations Plus Inc.	2	100
Sio Gene Therapies, Inc. (a)	4	10
Solid Biosciences Inc. (a) (c)	1	7
Spectrum Pharmaceuticals, Inc. (a)	21	68
Spero Therapeutics, Inc. (a)	5	71
Staar Surgical Co. (a)	3	348
Stereotaxis, Inc. (a)	12	78
Stoke Therapeutics, Inc. (a) (c)	4	150
Strongbridge Biopharma Public Limited Company (a)	14	38
Supernus Pharmaceuticals Inc. (a)	6	158
Surface Oncology, Inc. (a)	9	70
Surgalign Holdings, Inc. (a)	9	19
SurModics Inc. (a)	3	146
Sutro Biopharma, Inc. (a)	8	183
Symbion, Inc. (a)	8	371
Syndax Pharmaceuticals, Inc. (a)	3	60
Synlogic Operating Company, Inc. (a)	2	7
Syros Pharmaceuticals, Inc. (a)	1	10
Tabula Rasa HealthCare Inc. (a)	3	159
Tactile Systems Technology, Inc. (a)	3	188
Taro Pharmaceutical Industries Ltd (a)	3	215
TCR2 Therapeutics Inc. (a)	7	147
Tenet Healthcare Corporation (a)	14	707
The Ensign Group, Inc.	7	670
The Joint Corp (a)	3	129
The Pennant Group, Inc. (a)	4	197
Tivity Health, Inc. (a)	7	165
TransMedics Group, Inc. (a)	4	157
Triple-S Management Corp. - Class B (a)	4	109
Turning Point Therapeutics, Inc. (a)	5	452
U. S. Physical Therapy, Inc.	2	191
United Therapeutics Corporation (a)	2	339
Unity Biotechnology, Inc. (a) (c)	2	11
Utah Medical Products Inc.	1	65
Vanda Pharmaceuticals Inc. (a)	11	164
Vapotherm, Inc. (a) (c)	1	34
Varex Imaging Corporation (a)	7	146
Venus Concept Inc. (a)	4	10
Veracyte, Inc. (a)	6	316
Verastem, Inc. (a)	35	86
Vericel Corporation (a)	4	245
ViewRay, Inc. (a)	28	124
Viking Therapeutics, Inc. (a) (c)	12	76
Vocera Communications, Inc. (a)	5	203
Voyager Therapeutics, Inc. (a)	3	12
VYNE Therapeutics Inc. (a) (c)	—	3
Wave Life Sciences Ltd. (a)	2	11
X4 Pharmaceuticals, Inc. (a)	4	31
Xencor, Inc. (a)	8	326
ZIOPHARM Oncology, Inc. (a)	28	100
Zogenix, Inc. (a)	3	53
		43,667
Materials 6.3%
Advanced Emissions Solutions, Inc. (a)	2	11
AdvanSix Inc. (a)	6	158
AgroFresh Solutions, Inc. (a)	4	9
Alcoa Corporation (a)	26	835
Allegheny Technologies Incorporated (a)	19	391
Alpha Metallurgical Resources, Inc. (a)	3	33
American Vanguard Corporation	6	112
Ampco-Pittsburgh Corporation (a)	1	8
Andina Acquisition Corporation	7	86
Arconic Corporation (a)	8	191
Ashland Global Holdings Inc.	8	726
Avient Corporation	13	592
Balchem Corporation	4	552
Cabot Corp.	7	378
Carpenter Technology Corp.	6	240
Century Aluminum Co. (a)	7	121
Chase Corporation	1	144
Clearwater Paper Corporation (a)	3	129
Coeur d'Alene Mines Corp. (a)	30	269
Commercial Metals Co.	15	461
Compass Minerals International, Inc.	4	272
Comstock Mining Inc. (a)	6	28
Core Molding Technologies Inc. (a)	—	2
Domtar Corp. (a)	5	171
Eagle Materials Inc. (a)	5	723
Element Solutions, Inc.	31	572
Ferro Corporation (a)	10	161
Ferroglobe PLC (a)	32	121
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	9	—
Flotek Industries Inc. (a)	5	9
Forterra, Inc. (a)	5	125
Fortitude Gold Corporation (a)	2	11
FutureFuel Corp.	8	114
GCP Applied Technologies Inc. (a)	6	142
Glatfelter Corporation	9	146
Gold Resource Corporation	8	21
Graphic Packaging Holding Company	33	592
Greif Inc. - Class A	3	190
Greif Inc. - Class B	2	89
H.B. Fuller Company	6	390
Hawkins Inc.	4	130
Haynes International Inc.	2	63
Hecla Mining Co.	62	352
Huntsman Corp.	13	387
Ingevity Corporation (a)	5	396
Innospec Inc.	3	308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Intrepid Potash, Inc. (a)	3	82
Kaiser Aluminum Corporation	2	248
Koppers Holdings Inc. (a)	4	139
Kraton Corporation (a)	4	134
Kronos Worldwide, Inc.	7	115
Livent Corporation (a)	19	322
Louisiana-Pacific Corp.	13	743
LSB Industries Inc. (a)	3	15
Materion Corp.	3	171
Mercer International Inc.	10	144
Minera Andes Inc. (a) (c)	4	4
Minerals Technologies Inc.	4	300
Myers Industries Inc.	7	147
Neenah Inc.	3	174
NewMarket Corp.	1	495
Nexa Resources S.A.	8	85
O-I Glass, Inc. (a)	20	293
Olin Corporation	20	755
Olympic Steel, Inc.	2	61
Park Aerospace Technologies Corp.	2	32
PQ Group Holdings Inc. (a)	13	219
Quaker Chemical Corp.	2	550
Ranpak Holdings Corp - Class A (a)	9	177
Rayonier Advanced Materials Inc. (a)	12	105
Resolute Forest Products Inc. (a)	16	171
Ryerson Holding Corp. (a)	7	123
Schnitzer Steel Industries Inc. - Class A	4	166
Schweitzer-Mauduit International Inc.	4	180
Sealed Air Corporation	1	28
Select Interior Concepts, Inc. - Class A (a)	4	29
Sensient Technologies Corporation	5	425
Silgan Holdings Inc.	13	547
Sonoco Products Co.	2	142
Stepan Co.	3	345
Summit Materials, Inc. - Class A (a)	14	386
SunCoke Energy, Inc.	15	104
Synalloy Corp. (a)	2	15
The Chemours Company	21	581
TimkenSteel Corp. (a)	9	102
Trecora Resources (a)	3	24
Tredegar Corp.	3	47
Trinseo S.A.	5	294
Tronox Holdings PLC	17	308
U.S. Concrete, Inc. (a)	2	121
UFP Technologies Inc. (a)	1	74
United States Lime & Minerals Inc.	1	152
United States Steel Corporation	33	857
Universal Stainless & Alloy Products Inc. (a)	1	11
Valvoline, Inc.	23	594
Venator Materials PLC (a)	19	89
Verso Corporation - Class A	6	94
W. R. Grace & Co.	8	502
Warrior Met Coal, Inc.	10	174
Worthington Industries Inc.	6	407
		23,563
Energy 4.2%
Adams Resources & Energy, Inc.	1	22
Alto Ingredients, Inc. (a)	13	71
Antero Midstream Corporation	65	588
Antero Resources Corporation (a)	43	442
Arch Resources, Inc. - Class A (a)	3	122
Archrock, Inc.	27	255
Aspen Aerogels, Inc. (a)	4	87
Berry Corporation (Bry)	10	54
Bonanza Creek Energy, Inc. (a)	2	69
Bristow Group Inc. (a)	1	20
Cactus Inc. - Class A	6	184
Callon Petroleum Company (a)	3	97
Centennial Resource Development, LLC - Class A (a)	21	90
Centrus Energy Corp. - Class A (a)	2	46
ChampionX Corporation (a)	25	551
Cimarex Energy Co.	11	655
Clean Energy Fuels Corp. (a)	26	357
CNX Resources Corporation (a)	26	386
Comstock Resources, Inc. (a)	22	120
CONSOL Mining Corporation (a)	6	55
Core Laboratories N.V.	6	173
CVR Energy, Inc. (a)	10	187
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc. (a)	8	171
Denbury Inc. (a)	6	277
DHT Holdings, Inc.	30	178
DMC Global Inc. (a)	3	161
Dorian LPG Ltd. (a)	8	102
Dril-Quip Inc. (a)	4	135
Earthstone Energy, Inc. - Class A (a)	7	53
Enlink Midstream, LLC (a)	52	224
EQT Corporation (a)	34	640
Equitrans Midstream Corp.	24	193
Evolution Petroleum Corporation	3	11
Exterran Trinidad LLC (a)	3	8
Forum Energy Technologies, Inc. (a)	1	11
Frank's International N.V. (a)	27	95
GasLog Ltd.	4	25
Geospace Technologies Corporation (a)	2	19
Gevo, Inc. (a) (c)	13	125
Goodrich Petroleum Corporation (a)	2	23
Green Plains Renewable Energy Inc. (a)	5	143
Gulf Island Fabrication Inc. (a)	2	6
Helix Energy Solutions Group, Inc. (a)	24	120
Helmerich & Payne Inc.	12	333
HollyFrontier Corp.	20	713
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	5	94
KLX Energy Services Holdings, Inc. (a) (c)	—	5
Kosmos Energy Ltd. (a)	50	155
Laredo Petroleum, Inc. (a)	2	53
Liberty Oilfield Services Inc. - Class A (a)	18	199
Magnolia Oil & Gas Corp. - Class A (a)	22	253
Mammoth Energy Services, Inc. (a)	1	6
Marathon Oil Corporation	26	281
Matador Resources Co.	13	307
Matrix Service Co. (a)	5	62
Murphy Oil Corporation	18	288
Nabors Industries Ltd (a)	1	62
NACCO Industries Inc. - Class A	—	10
Natural Gas Services Group, Inc. (a)	1	10
Newpark Resources Inc. (a)	14	43
NextDecade, LLC (a)	2	6
NexTier Oilfield Solutions Inc. (a)	37	139
Nine Energy Service, Inc. (a)	2	4
Nordic American Tankers Limited	15	49
Nov Inc. (a)	47	648
Oceaneering International, Inc. (a)	14	155
Oil States International Inc. (a)	11	69
Overseas Shipholding Group, Inc. - Class A (a)	9	19
Par Pacific Holdings, Inc. (a)	10	135
Patterson-UTI Energy Inc.	24	170
PBF Energy Inc. - Class A (a)	13	180
PDC Energy, Inc. (a)	12	420
Peabody Energy Corp. (a)	18	55
Penn Virginia Corporation (a)	1	19
Phx Minerals Inc. - Class A	1	4
Primeenergy Resources Corporation (a)	—	5
Propetro Holding Corp. (a)	13	138
Range Resources Corporation (a)	32	327
Reg Biofuels, LLC (a)	6	368
REX Stores Corp. (a)	1	73
Ring Energy Inc. (a) (c)	14	32
RPC Inc. (a)	20	106
SandRidge Energy, Inc. (a)	3	11
Scorpio Tankers Inc.	7	134
SEACOR Marine Holdings Inc. (a)	1	7
Select Energy Services, Inc. - Class A (a)	15	76
SFL Corporation Ltd.	15	118
SilverBow Resources, Inc. (a)	1	8
SM Energy Company	13	206
Solaris Oilfield Infrastructure, Inc. - Class A	6	73
Southwestern Energy Co. (a)	83	388

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Talos Energy Inc. (a)	10	124
Targa Resources Corp.	—	14
Technip Energies N.V. - ADR (a)	6	84
TechnipFMC PLC	41	320
Teekay Tankers Ltd. - Class A (a)	5	74
TETRA Technologies, Inc. (a)	11	26
Tidewater Inc. (a)	7	92
Transocean Ltd. (a)	71	253
TravelCenters of America, Inc. (a)	1	32
U.S. Silica Holdings, Inc. (a)	15	181
Uranium Energy Corp. (a) (c)	35	101
VAALCO Energy, Inc. (a)	5	10
W&T Offshore, Inc. (a)	16	56
World Fuel Services Corp.	4	137
		15,876
Consumer Staples 3.8%
Alico, Inc.	1	34
B&G Foods, Inc. (c)	3	96
BJ's Wholesale Club Holdings, Inc. (a)	10	470
Calavo Growers Inc.	2	186
Cal-Maine Foods Inc. (a)	5	184
Celsius Holdings, Inc. (a)	10	472
Central Garden & Pet Co. (a)	1	72
Central Garden & Pet Co. - Class A (a)	5	255
Coca-Cola Consolidated Inc.	1	210
Coty Inc. - Class A (a)	35	319
Darling Ingredients Inc. (a)	10	771
Del Monte Fresh Produce Company	6	162
E.L.F. Beauty, Inc. (a)	6	168
Edgewell Personal Care Colombia S A S	7	265
Energizer Holdings, Inc.	8	371
Farmer Bros. Co. (a)	2	24
Flowers Foods Inc.	13	320
Grocery Outlet Holding Corp. (a)	6	235
Hain Celestial Group Inc. (a)	13	552
Hostess Brands, Inc. - Class A (a)	15	219
Ingles Markets Inc. - Class A	2	123
Ingredion Inc.	5	418
Inter Parfums Inc.	3	217
J&J Snack Foods Corp.	2	346
John B. Sanfilippo & Son Inc.	2	151
Lancaster Colony Corp.	2	387
Landec Corp. (a)	5	55
LifeVantage Corporation (a)	2	17
Limoneira Co.	2	41
Medifast, Inc.	2	340
MGPI Processing, Inc.	2	126
National Beverage Corp. (a)	9	420
Natural Alternatives International Inc. (a)	1	13
Natural Grocers By Vitamin Cottage, Inc.	4	72
Natural Health Trends Corp.	1	6
Nature's Sunshine Products Inc. (a)	4	77
Newage, Inc. (a)	26	74
Nu Skin Enterprises, Inc. - Class A	6	297
Oil-Dri Corp. of America	—	14
Performance Food Group, Inc. (a)	2	134
Pilgrim's Pride Corporation (a)	17	406
PriceSmart Inc.	4	382
Rite Aid Corporation (a)	7	134
Rocky Mountain Chocolate Factory, Inc. (a)	2	8
Sanderson Farms Inc.	3	434
Seaboard Corp.	—	310
Seneca Foods Corp. - Class A (a)	1	67
SpartanNash Co.	6	113
Spectrum Brands Legacy, Inc.	2	170
Sprouts Farmers Market, Inc. (a)	15	387
The Andersons, Inc.	6	153
The Chefs' Warehouse, Inc. (a)	5	152
The Simply Good Foods Company (a)	11	344
Tootsie Roll Industries Inc.	4	146
Treehouse Foods, Inc. (a)	7	349
Turning Point Brands, Inc.	2	106
United Natural Foods Inc. (a)	7	221
United-Guardian Inc.	—	2
Universal Corp.	3	186
USANA Health Sciences, Inc. (a)	3	265
Vector Group Ltd.	19	260
Village Super Market Inc. - Class A	2	40
WD-40 Co.	2	566
Weis Markets Inc.	3	176
		14,090
Utilities 2.9%
ALLETE, Inc.	7	460
American States Water Company	3	261
Artesian Resources Corporation - Class A	1	43
Atlantica Yield PLC	14	512
Avista Corporation	8	369
Black Hills Corporation	8	553
Brookfield Renewable Corporation - Class A	8	358
California Water Service Group	7	367
Chesapeake Utilities Corporation	1	174
Clearway Energy, Inc. - Class A	4	118
Clearway Energy, Inc. - Class C	10	293
Consolidated Water Co. Ltd.	2	30
Genie Energy Ltd. - Class B	3	22
Hawaiian Electric Industries Inc.	11	493
IDACORP Inc.	5	525
MDU Resources Group Inc.	11	354
MGE Energy, Inc.	4	291
Middlesex Water Co.	2	179
National Fuel Gas Company	9	450
New Jersey Resources Corp.	11	458
Northwest Natural Holding Company	4	213
NorthWestern Corp.	6	361
One Gas, Inc.	5	405
Ormat Technologies Inc.	7	559
Otter Tail Corp.	5	248
PNM Resources, Inc.	5	232
Portland General Electric Co.	9	450
Pure Cycle Corporation (a)	4	57
RGC Resources, Inc.	1	19
SJW Corp.	3	175
South Jersey Industries Inc.	12	267
Southwest Gas Corp.	7	495
Spark Energy Inc. - Class A	2	20
Spire, Inc.	6	418
Sunnova Energy International Inc. (a)	13	549
Unitil Corp.	2	109
York Water Co.	2	96
		10,983
Communication Services 2.7%
Alaska Communications Systems Group, Inc. (a)	2	7
AMC Networks, Inc. - Class A (a)	4	193
Anterix Inc. (a)	3	146
ATN International Limited	2	92
Bandwidth Inc. - Class A (a)	—	44
Boingo Wireless, Inc. (a)	7	98
Boston Omaha Corporation - Class A (a)	4	118
Cardlytics, Inc. (a)	—	29
Cargurus Inc. - Class A (a)	11	257
Cars.com Inc. (a)	13	174
Cincinnati Bell Inc. (a)	4	58
Cinemark Holdings, Inc. (a)	14	293
Cogent Communications Group, Inc.	3	199
comScore, Inc. (a)	13	49
Consolidated Communications Holdings Inc. (a)	10	75
Cumulus Media Inc. - Class A (a)	2	21
Daily Journal Corp. (a)	—	49
DHI Group, Inc. (a)	6	19
Emerald Holding, Inc. (a)	5	30
Entercom Communications Corp. - Class A (a)	27	143
Entravision Communications Corporation - Class A	12	47
Eventbrite, Inc. - Class A (a)	3	74
EW Scripps Co. - Class A	8	153
Fluent Inc. (a)	14	58
Gannett Media Corp. (a)	8	41
Globalstar, Inc. (a)	61	83
Glu Mobile Inc. (a)	10	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Gray Television, Inc.	11	207
Hemisphere Media Group, Inc. - Class A (a)	2	28
IDT Corp. - Class B (a)	5	105
iHeartMedia, Inc. - Class A (a)	12	223
IMAX Corporation (a)	7	132
Iridium Communications Inc. (a)	17	709
John Wiley & Sons Inc. - Class A	6	324
Lee Enterprises, Incorporated (a)	—	12
Liberty Braves Group - Series A (a)	2	51
Liberty Braves Group - Series C (a)	5	126
Liberty Latin America Ltd. - Class A (a)	5	67
Liberty Latin America Ltd. - Class C (a)	18	236
Liberty TripAdvisor Holdings Inc. - Series A (a)	9	60
Lions Gate Entertainment Corp. - Class A (a)	10	149
Lions Gate Entertainment Corp. - Class B (a)	15	196
Loral Spacecom Corporation (a)	2	92
Madison Square Garden Entertainment Corp. - Class A (a)	2	178
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	5	96
Meredith Corporation (a)	5	148
MSG Networks Inc. - Class A (a)	8	113
National CineMedia, Inc.	14	64
Nexstar Media Group, Inc. - Class A	2	327
Ooma, Inc. (a)	2	33
ORBCOMM Inc. (a)	15	117
QuinStreet, Inc. (a)	7	134
Reading International Inc. - Class A (a)	2	14
Saga Communications Inc. - Class A (a)	—	6
Scholastic Corp.	6	174
Sciplay Corporation - Class A (a)	3	45
Shenandoah Telecommunications Company	5	268
Spok Holdings, Inc.	1	11
TechTarget, Inc. (a)	4	280
TEGNA Inc.	27	501
Telephone & Data Systems Inc.	13	294
Townsquare Media Inc. - Class A (a)	3	34
Travelzoo (a)	1	23
Tribune Publishing Company, LLC (a)	6	111
TripAdvisor Inc. (a)	12	664
Truecar, Inc. (a)	18	88
US Cellular Corp. (a)	4	136
Vonage Holdings Corp. (a)	32	384
World Wrestling Entertainment, Inc. - Class A	3	159
Yelp Inc. (a)	10	377
Zedge, Inc. - Class B (a)	1	13
		10,188
Real Estate 0.9%
BBX Capital, Inc. - Class A (a)	2	10
CTO Realty Growth, Inc.	1	32
Cushman & Wakefield PLC (a)	28	456
Dwight A. Walker Real Estate, Inc. - Class A	2	86
eXp World Holdings, Inc. (a)	3	159
First Industrial Realty Trust, Inc. (a)	1	53
Five Point Holdings, LLC - Class A (a)	11	83
Florida Rock Properties, Inc. (a)	2	96
Forestar Group Inc. (a)	7	154
Kennedy-Wilson Holdings Inc.	16	318
Marcus & Millichap Inc. (a)	5	162
Maui Land & Pineapple Co. Inc. (a)	1	12
Newmark Group, Inc. - Class A	20	200
Rafael Holdings, Inc. - Class B (a)	2	98
Realogy Holdings Corp. (a)	14	219
St. Joe Co.	7	318
Tejon Ranch Co. (a)	5	82
The Howard Hughes Corporation (a)	7	642
The RMR Group Inc. - Class A	2	64
		3,244
Total Common Stocks (cost $299,482)		367,280
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	1	51
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	1	42
Total Preferred Stocks (cost $112)		93
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	16
First Eagle Private Credit, LLC (a) (d)	3	—
Lantheus Holdings, Inc. (a) (d)	3	—
Pfenex Inc. (a) (d)	2	2
ZAGG Inc (a) (d)	4	—
Total Rights (cost $1)		18
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.00% (f) (g)	4,462	4,462
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.00% (f) (g)	1,788	1,788
Total Short Term Investments (cost $6,250)		6,250
Total Investments 99.4% (cost $305,845)		373,641
Other Assets and Liabilities, Net 0.6%		2,317
Total Net Assets 100.0%		375,958

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	75	90	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 41.5%
U.S. Treasury Note 14.7%
Treasury, United States Department of
0.13%, 06/30/22 - 08/15/23	64,920	64,921
0.25%, 11/15/23 - 07/31/25	128,440	128,045
2.25%, 04/30/24 - 10/31/24	30,570	32,421
2.13%, 09/30/24	21,870	23,104
1.38%, 01/31/25	3,580	3,683
2.75%, 02/28/25	16,450	17,802
2.00%, 08/15/25	3,540	3,730
3.00%, 09/30/25	26,600	29,202
0.38%, 11/30/25	5,000	4,891
2.63%, 01/31/26 - 02/15/29	9,150	9,901
0.75%, 03/31/26	53,900	53,428
1.63%, 10/31/26 - 08/15/29	23,790	24,386
1.75%, 12/31/26 - 11/15/29	6,870	7,029
0.63%, 03/31/27 - 08/15/30	11,350	10,511
0.50%, 06/30/27 - 10/31/27	38,860	37,047
1.25%, 03/31/28	56,800	56,214
2.88%, 05/15/28	3,290	3,616
2.38%, 05/15/29	3,380	3,592
1.50%, 02/15/30	3,640	3,596
0.88%, 11/15/30 (a)	4,850	4,486
1.13%, 02/15/31 (a)	16,900	15,968
		537,573
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corporation
2.77%, (1 Year Treasury + 2.36%), 07/01/27 (b)	—	—
3.00%, 08/01/34 - 07/01/47	97,892	102,907
2.50%, 09/01/34	3,526	3,705
1.50%, 03/01/36	9,944	9,994
3.50%, 10/01/47	20,328	21,554
4.00%, 10/01/48	5,599	6,015
2.00%, 10/01/50	15,282	15,123
Federal National Mortgage Association, Inc.
4.00%, 06/01/21 - 01/01/46	6,070	6,470
5.50%, 04/01/22 - 09/01/25	39	41
4.50%, 06/01/22 - 07/01/42	4,712	5,151
2.14%, 10/01/29	31,950	32,783
2.28%, 11/01/29	10,700	11,063
2.37%, 12/01/29	12,200	12,757
2.26%, 01/01/30	4,700	4,878
2.32%, 10/01/31	12,800	13,210
3.00%, 07/01/34 - 04/01/47	11,775	12,431
2.50%, 08/01/34 - 10/01/40	15,406	16,146
1.82%, (1 Year USD LIBOR + 1.45%), 01/01/35 (b)	220	227
2.80%, (1 Year Treasury + 2.24%), 01/01/36 (b)	2,617	2,735
5.00%, 12/01/38 - 04/01/44	910	1,036
1.78%, (12 Month Treasury Average + 1.40%), 09/01/40 (b)	1	1
1.58%, (12 Month Treasury Average + 1.20%), 06/01/43 (b)	84	85
2.00%, 10/01/50 - 03/01/51	68,956	68,804
2.23%, 12/01/50	7,750	7,175
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (b)	11	11
3.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (b)	23	23
5.00%, 02/15/38 - 07/15/41	6,130	6,976
3.00%, 11/15/44 - 07/15/45	1,904	2,009
		363,310
Collateralized Mortgage Obligations 5.9%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	25,763	27,241
Series FH-B1-S358A, 3.00%, 10/15/47	5,443	5,741
Series 250-360, 2.50%, 11/01/47	10,719	11,044
Series JZ-1507, REMIC, 7.00%, 05/15/23	9	9
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,997	2,181
Series P-4934, REMIC, 2.50%, 11/15/40	24,407	25,531
Series QD-4076, REMIC, 2.50%, 11/15/41	1,747	1,771
Series ZL-3979, REMIC, 3.50%, 01/15/42	3,351	3,500
Series AG-4729, REMIC, 3.00%, 01/15/44	19,541	19,670
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	10,554	10,821
Series Z-4966, REMIC, 2.50%, 04/25/50	15,687	15,716
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	7,706	8,315
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 2.31%, 05/25/35 (b)	13	13
Series 2020-2M2-R02, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 01/25/40 (b)	12,000	11,956
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	15,229	15,398
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	2,850	2,862
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	1,658	1,627
Series 2014-A-23, REMIC, 3.00%, 05/25/44	9,910	10,373
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	2,022	2,118
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	2,400	2,402
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	12,890	11,531
Series 2018-A-33, REMIC, 3.00%, 05/25/48	10,074	10,625
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,042	3,300
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	10,350	10,668
		214,413
U.S. Treasury Bond 5.5%
Treasury, United States Department of
4.75%, 02/15/37 (a)	17,200	23,518
1.88%, 02/15/41 - 02/15/51	74,650	67,943
2.75%, 11/15/42 - 11/15/47	21,320	22,830
1.25%, 05/15/50	112,550	85,063
		199,354
Sovereign 5.3%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	1,000	1,070
3.13%, 09/30/49 (d)	3,000	2,842
3.88%, 04/16/50 (d)	600	648
Assembleia da Republica
2.88%, 10/15/25, EUR (d)	1,346	1,811
1.95%, 06/15/29, EUR (d)	1,000	1,352
Assembleia da República
0.48%, 10/18/30, EUR (d)	3,900	4,674
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	6,030	7,293
Cabinet Office, Government of Japan
2.10%, 12/20/27, JPY	151,800	1,569
0.10%, 03/20/28, JPY	410,000	3,736
1.90%, 12/20/28 - 03/20/31, JPY	665,000	6,987
1.60%, 03/20/33 - 12/20/33, JPY	384,000	4,054
1.50%, 06/20/34, JPY	350,000	3,675
1.30%, 06/20/35, JPY	385,000	3,974
1.20%, 09/20/35, JPY	335,000	3,418
0.50%, 03/20/38, JPY	967,900	8,906
Canada, Government of
1.50%, 06/01/23, CAD	2,220	1,814
0.25%, 03/01/26, CAD	2,500	1,919
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (d)	4,740	1,434
2.78%, 01/23/31	3,300	3,300
6.95%, 08/12/31, PEN (c)	7,640	2,367
3.30%, 03/11/41	1,450	1,404
3.55%, 03/10/51	3,250	3,165
2.78%, 12/01/60	450	371
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,509
1.00%, 12/21/30, AUD (d)	6,250	4,424
1.50%, 06/21/31, AUD	560	412
Estado Espanol
0.40%, 04/30/22, EUR	3,200	3,790
0.35%, 07/30/23, EUR	890	1,064
1.60%, 04/30/25, EUR (d)	1,100	1,394
1.30%, 10/31/26, EUR	1,360	1,730
0.60%, 10/31/29, EUR	1,300	1,581
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (d)	2,240	2,779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
1.00%, 06/22/26, EUR (d)	2,480	3,136
0.90%, 06/22/29, EUR (d)	2,170	2,778
Gobierno de la Republica de Chile
3.50%, 01/25/50	1,000	1,021
3.10%, 01/22/61	5,800	5,394
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,695
4.15%, 03/28/27	1,770	1,962
3.75%, 01/11/28	4,650	4,965
7.75%, 05/29/31, MXN	23,100	1,202
4.60%, 02/10/48	2,500	2,548
4.50%, 01/31/50	1,400	1,417
3.77%, 05/24/61	2,950	2,596
Government of Saudi Arabia
2.90%, 10/22/25 (c)	2,000	2,117
Government of the Republic of Panama
4.00%, 09/22/24	3,000	3,262
4.30%, 04/29/53	700	752
3.87%, 07/23/60	2,900	2,878
Ireland, Government of
1.00%, 05/15/26, EUR (d)	2,020	2,546
0.90%, 05/15/28, EUR (d)	1,800	2,287
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	5,690	1,840
2.00%, 03/31/27, ILS	12,150	3,921
3.38%, 01/15/50	2,100	2,112
New Zealand Government
2.75%, 04/15/25, NZD	2,630	1,983
1.50%, 05/15/31, NZD	5,720	3,874
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (d)	1,500	1,517
Presidencia Da Republica Federativa Do Brasil
5.00%, 01/27/45	1,500	1,419
5.63%, 02/21/47	1,900	1,924
Presidencia de la República de Colombia
5.00%, 06/15/45	1,000	1,066
4.13%, 05/15/51	2,700	2,562
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (c)	300	294
5.88%, 01/30/60 (d)	300	285
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	885	1,078
1.00%, 05/25/27, EUR (d)	305	388
0.50%, 05/25/29, EUR (d)	300	372
0.00%, 11/25/29, EUR (d) (e)	3,900	4,628
1.50%, 05/25/31, EUR (d)	1,200	1,624
Romania, Government of
3.65%, 09/24/31, RON	4,100	1,000
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (d)	500	504
2.88%, 03/04/23 (d)	1,400	1,455
3.75%, 01/21/55 (d)	200	196
3.45%, 02/02/61 (d)	5,750	5,245
The Korea Development Bank
1.00%, 09/09/26	500	493
The Philippines, Government of
2.46%, 05/05/30	1,200	1,215
1.65%, 06/10/31 (a)	2,100	1,983
3.70%, 03/01/41 - 02/02/42	3,950	4,108
2.95%, 05/05/45	700	650
2.65%, 12/10/45	800	718
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (d)	1,700	1,787
4.35%, 01/11/48	600	650
3.70%, 10/30/49	2,400	2,439
The State of Qatar
3.38%, 03/14/24 (d)	1,600	1,716
Urad Vlady CR
0.45%, 10/25/23, CZK	22,700	1,004
2.40%, 09/17/25, CZK	44,100	2,055
Urzad Rady Ministrow
3.25%, 07/25/25, PLN	11,770	3,303
		195,430
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (d) (f)	3,443	4,927
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,536
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,305
		3,841
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	2	2
Series 2004-1-20F, 5.52%, 06/01/24	38	41
		43
Total Government And Agency Obligations (cost $1,522,659)		1,518,891
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.7%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.23%, (1 Month USD LIBOR + 0.11%), 01/25/37 (b) (g)	3,485	2,268
Series 2007-A1A-WMC1, REMIC, 1.37%, (1 Month USD LIBOR + 1.25%), 06/25/37 (b) (g)	3,231	2,794
Accredited Mortgage Loan Trust
Series 2004-A2-1, 0.72%, (1 Month USD LIBOR + 0.60%), 04/25/34 (b) (g)	342	327
Aimco CDO
Series 2019-D-10A, 3.77%, (3 Month USD LIBOR + 3.55%), 07/22/32 (b)	2,000	2,002
Aimco CLO
Series 2018-D-AA, 2.77%, (3 Month USD LIBOR + 2.55%), 04/17/31 (b)	1,000	979
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.62%, (3 Month USD LIBOR + 1.40%), 04/17/31 (b)	2,500	2,500
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 04/15/26 (b)	1,000	1,000
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.12%, (1 Month USD LIBOR + 1.00%), 08/25/35 (b)	6,024	3,437
Series 2005-1A2-27, REMIC, 1.66%, (12 Month Treasury Average + 1.40%), 08/25/35 (b)	298	282
Series 2005-1A1-59, REMIC, 0.77%, (1 Month USD LIBOR + 0.66%), 11/20/35 (b) (g)	4,711	4,327
Series 2005-2A1-J12, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 11/25/35 (b) (g)	2,790	1,886
Series 2006-2A3-OC3, REMIC, 0.70%, (1 Month USD LIBOR + 0.58%), 03/25/36 (b) (g)	7,462	6,919
Series 2006-A1B-OA12, REMIC, 0.30%, (1 Month USD LIBOR + 0.19%), 09/20/46 (b) (g)	2,020	1,842
Series 2006-1A1A-OA17, REMIC, 0.31%, (1 Month USD LIBOR + 0.20%), 12/20/46 (b) (g)	4,937	4,145
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.20%, (6 Month USD LIBOR + 2.00%), 02/25/45 (b)	28	28
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,995
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	10,016
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 2.24%, (3 Month USD LIBOR + 2.00%), 04/15/32 (b)	2,000	2,000
Anchorage Capital CLO 15 Ltd
Series 2020-B1-15A, 2.67%, (3 Month USD LIBOR + 2.45%), 07/21/31 (b)	2,500	2,505
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 2.02%, (3 Month USD LIBOR + 1.80%), 04/14/31 (b)	1,300	1,295
Apidos CLO XII
Series 2013-DR-12A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (b)	1,000	965
Apidos CLO XXI
Series 2015-CR-21A, 2.67%, (3 Month USD LIBOR + 2.45%), 07/19/27 (b) (c)	500	490
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c) (g)	1,541	1,468

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 0.70%, (1 Month USD LIBOR + 0.58%), 03/25/36 (b) (g)	8,711	5,728
Atrium XIII LLC
Series D-13A, 2.92%, (3 Month USD LIBOR + 2.70%), 11/21/30 (b)	1,000	974
Atrium XIV LLC
Series D-14A, 3.17%, (3 Month USD LIBOR + 2.95%), 08/23/30 (b)	1,000	994
Atrium XV LLC
Series D-15A, REMIC, 3.22%, (3 Month USD LIBOR + 3.00%), 01/23/31 (b)	2,500	2,500
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.12%, (3 Month USD LIBOR + 2.90%), 07/20/29 (b)	500	485
Series 2016-DR-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 07/23/30 (b)	1,000	986
Series 2019-C-2A, 4.09%, (3 Month USD LIBOR + 3.85%), 04/15/31 (b)	500	500
Bain Capital Credit Clo 2016-2 Ltd
Series 2016-DRR-2A, 4.04%, (3 Month USD LIBOR + 3.85%), 01/15/29 (b)	1,000	989
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (b)	3,125	3,285
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.11%, 02/20/35 (b)	309	314
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 08/15/22 (b)	6,727	6,678
Bank 2018-BNK10
Series 2018-C-BN10, REMIC, 4.16%, 02/17/28 (b)	3,376	3,526
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (b)	4,109	4,077
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (b)	36,279	2,266
Bank of America Corporation
Series 2005-A1-D, REMIC, 3.13%, 05/25/35 (b)	4,042	4,120
Barings CLO Ltd
Series 2018-C-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (b)	1,000	955
Series 2019-D-1A, 4.09%, (3 Month USD LIBOR + 3.85%), 04/15/31 (b)	1,000	1,000
Bayview Opportunity Master Fund V Trust 2020-RN3
Series 2020-A1-RN3, REMIC, 3.10%, 09/28/35 (g)	6,079	6,095
BBCMS Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,964
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,480
Series 2018-F-TALL, REMIC, 3.34%, (1 Month USD LIBOR + 3.24%), 03/16/37 (b) (g)	4,330	3,989
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (b)	6,436	42
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (b)	11,689	246
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.28%, 01/12/22 (b)	6,025	5,109
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	585	406
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (b)	140	141
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,630	2,458
Series 2012-6A6-RR1, REMIC, 0.30%, 12/27/46 (b)	6,152	5,770
Series 2007-11A-AA2, REMIC, 0.31%, (1 Month USD LIBOR + 0.19%), 05/25/47 (b) (g)	2,703	2,698
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.76%, 05/25/35 (b)	127	127
Series 2005-22A1-7, REMIC, 3.03%, 09/25/35 (b)	93	70
Series 2005-26A1-7, REMIC, 3.13%, 09/25/35 (b)	7,280	4,057
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	—
Series 2002-1A1-11, REMIC, 2.52%, 02/25/33 (b)	1	1
Series 2002-1A2-11, REMIC, 2.83%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 2.50%, 04/25/33 (b)	4	4
Series 2003-4A1-8, REMIC, 2.77%, 01/25/34 (b)	55	55
Series 2004-12A5-1, REMIC, 2.85%, 04/25/34 (b)	137	137
Series 2004-2A1-8, REMIC, 3.12%, 11/25/34 (b)	200	198
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 2.76%, 01/26/36 (b)	284	242
Series 2007-2A1-R6, REMIC, 2.89%, 12/26/46 (b)	197	169
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.20%, 02/17/28 (b)	1,997	2,089
Benchmark 2020-B18 Mortgage Trust
Series 2020-C-B18, REMIC, 3.65%, 07/17/30 (b)	3,826	3,935
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,040
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (g)	9,526	9,517
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	520	535
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	3,595	3,527
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 02/18/38 (b) (g)	1,064	1,064
Canyon Capital CLO Ltd
Series 2014-DR-2A, 3.89%, (3 Month USD LIBOR + 3.65%), 04/15/29 (b)	1,000	994
Series 2012-D-1RA, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (b)	1,500	1,487
Series 2014-CR-1A, 2.95%, (3 Month USD LIBOR + 2.75%), 01/30/31 (b) (c)	1,134	1,089
Series 2016-DR-1A, 3.04%, (3 Month USD LIBOR + 2.80%), 07/15/31 (b)	1,000	980
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/31 (b)	1,000	978
Series 2019-D-2A, 4.19%, (3 Month USD LIBOR + 3.95%), 10/15/32 (b)	1,000	1,003
Series 2021-D-1A, 0.00%, (3 Month USD LIBOR + 3.10%), 04/15/34 (b)	1,000	1,000
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	7,023	7,175
Catamaran CLO 2016-1 Ltd
Series 2016-CR-1A, 3.97%, (3 Month USD LIBOR + 3.75%), 01/18/29 (b)	2,000	1,971
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.37%, 01/25/37 (g)	2,992	1,368
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,643
CF Trust
Series 2019-E-MF1, REMIC, 2.32%, (1 Month USD LIBOR + 2.20%), 08/16/21 (b)	4,037	3,992
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.87%, 12/25/35 (b)	305	285
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	425	310
CIFC Funding 2015-IV, Ltd.
Series 2015-CR2-4A, 3.11%, (3 Month USD LIBOR + 3.00%), 04/20/34 (b)	1,000	980

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CIFC Funding 2017-I, Ltd.
Series 2017-D-1A, 3.72%, (3 Month USD LIBOR + 3.50%), 04/23/29 (b)	1,000	1,000
CIFC Funding Ltd.
Series 2020-B-1A, 2.54%, (3 Month USD LIBOR + 2.30%), 07/15/32 (b)	2,000	2,004
CIM Trust
Series 2017-A1-6, REMIC, 3.02%, 06/25/57 (b)	6,123	6,058
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	886	862
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (b)	1,696	1,649
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,595
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (b)	2,892	3,245
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (b)	2,584	2,199
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (b)	2,584	2,077
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/15/27 (b)	2,000	2,126
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,182
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.53%, (1 Year Treasury + 2.40%), 10/25/35 (b)	13	13
Series 2005-1A3A-8, REMIC, 3.16%, 11/25/35 (b)	2,131	2,223
Series 2007-1A1-FS1, REMIC, 4.40%, 10/25/37 (b) (g)	2,640	2,695
Series 2007-A3A-AHL3, REMIC, 0.18%, (1 Month USD LIBOR + 0.06%), 08/25/45 (b) (g)	305	250
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (b) (g)	835	846
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (b)	1,500	1,490
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (b)	1,951	1,951
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	2,450	2,455
Series 2020-A-1A, 2.08%, 09/18/45	1,880	1,873
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	4,163
Columbia Cent CLO 29 Ltd
Series 2020-B1-29A, 2.68%, (3 Month USD LIBOR + 2.46%), 07/21/31 (b)	2,000	2,005
COMM 2014-CCRE20 Mortgage Trust
Series 2014-C-CR20, REMIC, 4.51%, 10/11/24 (b)	4,688	4,903
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.68%, 11/10/30	715	687
COMM Mortgage Trust
Series 2017-E-PANW, REMIC, 3.81%, 10/11/24 (b)	5,717	5,646
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (b)	3,425	3,507
Series 2015-C-DC1, REMIC, 4.31%, 01/10/25 (b)	200	205
Interest Only, Series 2015-XA-CR22, REMIC, 0.89%, 03/12/48 (b)	113,659	2,921
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.82%, (3 Month USD LIBOR + 2.60%), 04/17/30 (b)	2,000	1,965
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.30%, (1 Month USD LIBOR + 0.19%), 03/20/47 (b) (g)	3,483	3,036
Series 2007-A1A-OA7, REMIC, 0.30%, (1 Month USD LIBOR + 0.18%), 05/25/47 (b) (g)	221	208
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.27%, (1 Month USD LIBOR + 0.15%), 04/25/34 (b) (g)	706	701
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (b)	626	624
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.80%, 03/25/32 (b)	22	21
Crown Point CLO Ltd
Series 2020-C-9A, 3.83%, (3 Month USD LIBOR + 3.60%), 07/14/32 (b)	1,000	1,002
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (b)	1,097	1,187
Series 2016-C-C6, REMIC, 4.95%, 04/17/26 (b)	389	409
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (b)	3,666	3,957
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.12%, 03/17/53 (b)	41,124	3,367
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.95%, 05/15/26 (b)	4,254	3,576
Series 2017-C-CX10, REMIC, 4.11%, 11/17/27 (b)	3,875	4,014
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,939
CSMC
Series 2017-E-CALI, REMIC, 3.78%, 11/12/24 (b)	5,200	5,274
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (b)	5,200	5,144
CSMC 2019-RPL4 Trust
Series 2019-A2-RPL4, REMIC, 3.48%, 04/25/22 (b)	13,059	13,001
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,583	1,215
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 06/25/34 (b) (g)	24	24
Series 2005-3A2A-HYB9, REMIC, 2.19%, (1 Year USD LIBOR + 1.75%), 02/20/36 (b)	28	24
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,761	1,793
Series 2004-A2-HYB6, REMIC, 2.77%, 11/21/34 (b)	363	364
Series 2004-A3-22, REMIC, 2.77%, 11/25/34 (b)	143	142
Series 2004-1A1-HYB9, REMIC, 2.67%, 02/20/35 (b)	61	61
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,186	877
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.29%, (3 Month USD LIBOR + 3.10%), 08/15/31 (b) (c)	1,000	1,001
Dryden 43 Senior Loan Fund
Series 2016-DR3-43A, 0.00%, 04/20/34 (b)	1,000	1,000
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 3.77%, (3 Month USD LIBOR + 3.55%), 07/20/29 (b)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.74%, (3 Month USD LIBOR + 2.55%), 05/15/31 (b)	1,000	980
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/31 (b)	2,000	2,000
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,229
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,810
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,500
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 0.93%, (1 Month USD LIBOR + 0.81%), 04/25/35 (b) (g)	58	58
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.98%, 10/25/35 (b)	474	446
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (b)	191	181
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	3,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, REMIC, 3.96%, 12/12/24 (b)	1,834	1,874
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 3.96%, 12/12/24 (b)	1,872	1,882
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 3.96%, 12/12/24 (b)	2,165	2,150
Galaxy XXVIII CLO Ltd
Series 2018-D-28A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/31 (b)	1,000	980
GCAT, LLC
Series 2020-A1-2, 3.72%, 06/23/23 (g)	1,960	2,002
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.19%, (3 Month USD LIBOR + 2.95%), 10/15/30 (b)	1,000	997
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (b)	2,000	1,983
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	948	957
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.07%, (3 Month USD LIBOR + 2.85%), 04/22/30 (b) (c)	1,000	988
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.62%, (3 Month USD LIBOR + 2.40%), 01/21/31 (b) (c)	1,000	979
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	946	965
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/21 (b) (g)	3,659	3,494
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.74%, (3 Month USD LIBOR + 2.50%), 04/15/31 (b)	1,000	971
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.52%, (3 Month USD LIBOR + 3.30%), 01/20/30 (b)	500	500
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 1.98%, (1 Month USD LIBOR + 1.87%), 06/15/21 (b) (g)	3,446	3,303
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 07/16/35 (b) (g)	1,898	1,847
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.93%, 09/25/35 (b)	166	166
Series 2005-6A1-AR7, REMIC, 2.87%, 11/25/35 (b)	58	57
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.71%, (1 Month USD LIBOR + 2.60%), 08/21/21 (b) (g)	4,330	4,005
Series 2019-F-SMP, 3.21%, (1 Month USD LIBOR + 3.10%), 08/21/21 (b) (g)	4,330	3,789
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,829
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (b)	9,000	8,807
Series 2017-C-GS8, REMIC, 4.34%, 11/12/27 (b)	6,463	6,758
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (b)	1,400	1,497
GS Mortgage Securities Trust 2020-GC45
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	3,421
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.25%, (1 Month USD LIBOR + 0.14%), 06/25/36 (b) (g)	922	866
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.56%, (1 Month USD LIBOR + 0.44%), 08/25/46 (b) (g)	16,951	5,804
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.55%, (1 Month USD LIBOR + 0.44%), 05/19/35 (b) (g)	45	44
Series 2005-3A1-4, REMIC, 3.42%, 07/19/35 (b)	184	155
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,695	7,328
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,875	5,425
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23	2,492	2,598
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.12%, (3 Month USD LIBOR + 2.90%), 07/22/30 (b)	2,500	2,410
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (g)	6,674	6,588
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/15/21 (b)	3,247	3,109
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.48%, (1 Month USD LIBOR + 0.36%), 12/25/35 (b) (g)	2,797	2,764
Series 2006-1A1-HE1, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 10/25/36 (b) (g)	6,180	2,716
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.76%, 01/25/32 (b)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.99%, 08/25/35 (b)	1,160	1,032
Series 2005-1A1-AR31, REMIC, 3.04%, 01/25/36 (b)	236	223
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (b)	674	728
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (b)	3,152	3,174
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/21 (b)	6,698	6,575
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,444
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 0.67%, (1 Month USD LIBOR + 0.55%), 11/25/36 (b) (g)	2,414	2,359
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	63	44
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	260	266
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,134
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,606	2,611
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (b)	3,663	3,632
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.35%, 02/18/25 (b)	3,481	3,509
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.87%, 10/17/50 (b)	92,883	4,164
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-C-COR7, REMIC, 3.73%, 03/15/30 (b)	3,525	3,625
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-E-KDIP, REMIC, 1.66%, (1 Month USD LIBOR + 1.55%), 12/15/25 (b)	4,723	4,699
LCM 28 Limited Partnership
Series D-28A, 3.17%, (3 Month USD LIBOR + 2.95%), 10/21/30 (b)	1,000	967
LCM XIV Limited Partnership
Series DR-14A, 2.97%, (3 Month USD LIBOR + 2.75%), 07/21/31 (b) (c)	2,000	1,913
LCM XV Limited Partnership
Series DR-15A, 3.92%, (3 Month USD LIBOR + 3.70%), 07/22/30 (b)	2,750	2,722

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
LCM XX Limited Partnership
Series DR-20A, 3.02%, (3 Month USD LIBOR + 2.80%), 10/20/27 (b)	1,000	977
LCM XXI LP
Series DR-21A, 3.02%, (3 Month USD LIBOR + 2.80%), 04/20/28 (b)	1,000	981
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 07/25/21 (g)	5,000	4,991
Legacy Mortgage Asset Trust 2020-GS2
Series 2020-A1-GS2, REMIC, 2.75%, 03/25/22 (g)	13,294	13,326
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.92%, (1 Month USD LIBOR + 0.80%), 10/25/35 (b) (g)	451	447
Series 2007-3A3-2N, REMIC, 0.29%, (1 Month USD LIBOR + 0.17%), 02/25/37 (b) (g)	5,587	4,988
Long Point Park CLO Ltd
Series 2017-C-1A, 2.62%, (3 Month USD LIBOR + 2.40%), 01/17/30 (b)	1,000	961
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (g)	6,694	6,711
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 3.47%, (3 Month USD LIBOR + 3.25%), 07/23/29 (b)	1,000	975
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.17%, (3 Month USD LIBOR + 2.95%), 10/22/30 (b)	2,000	1,987
Madison Park Funding XLV Ltd
Series 2020-D-45A, 4.24%, (3 Month USD LIBOR + 4.00%), 07/15/31 (b)	1,000	1,003
Magnetite XIV, Limited
Series 2015-D-14RA, 3.07%, (3 Month USD LIBOR + 2.85%), 10/20/31 (b)	1,500	1,500
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.89%, (3 Month USD LIBOR + 2.70%), 11/15/28 (b)	1,000	1,001
Magnetite XXIX, Limited
Series 2021-E-29A, 5.85%, (3 Month USD LIBOR + 5.75%), 01/17/34 (b)	500	500
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.24%, (1 Month USD LIBOR + 4.13%), 12/25/32 (b) (g)	1,072	1,087
Series 2007-A2-WMC1, REMIC, 0.17%, (1 Month USD LIBOR + 0.05%), 01/25/37 (b) (g)	308	125
Series 2007-A1-HE2, REMIC, 1.27%, (1 Month USD LIBOR + 1.15%), 08/25/37 (b) (g)	5,394	4,849
MBRT
Series 2019-F-MBR, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/24 (b) (g)	3,595	3,541
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (b)	24	24
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 0.88%, (1 Month USD LIBOR + 0.76%), 08/25/35 (b) (g)	325	323
Series 2005-5A-3, REMIC, 0.62%, (1 Month USD LIBOR + 0.50%), 11/25/35 (b) (g)	40	38
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.12%, 05/25/33 (b)	145	143
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-AS-FL3, 2.96%, (1 Month USD LIBOR + 2.85%), 07/16/35 (b) (g)	3,446	3,502
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.60%, 09/25/30 (b)	8,210	8,533
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,888
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,806
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (b)	3,663	3,518
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.22%, 12/17/27 (b)	495	527
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	26,582	26,429
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.64%, (1 Month USD LIBOR + 0.52%), 12/25/35 (b) (g)	1,526	1,498
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	5,580	6,044
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,350	1,446
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	1,304	1,339
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,659	1,652
Series 2020-B-1A, 3.10%, 11/22/32	2,074	2,101
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	1,849	1,839
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	566	541
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	3,375	3,137
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 10/21/30 (b)	1,000	997
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	8,257
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 0.00%, (3 Month USD LIBOR + 2.90%), 04/17/34 (b)	2,000	2,000
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (b) (c)	1,000	983
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 0.88%, (1 Month USD LIBOR + 0.77%), 09/25/35 (b) (g)	45	45
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (b)	3,600	3,724
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (g)	26	26
New Residential Mortgage Loan Trust 2020-NPL2
Series 2020-A1-NPL2, 3.23%, 08/25/23 (g)	21,452	21,418
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (b)	1,507	1,535
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.29%, 08/25/35 (b)	317	326
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,270	3,301
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (g)	6,207	6,176
Oak Hill Credit Partners
Series 2014-D-10RA, 3.37%, (3 Month USD LIBOR + 3.15%), 12/12/30 (b)	2,000	2,000
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 0.00%, (3 Month USD LIBOR + 3.05%), 04/20/34 (b)	2,000	2,000
Ocean Trails CLO
Series 2020-B-8A, 2.74%, (3 Month USD LIBOR + 2.50%), 07/16/29 (b)	2,000	2,003
Octagon Investment Partners 30 Ltd
Series 2017-CR-1A, 3.49%, (3 Month USD LIBOR + 3.30%), 03/18/30 (b)	2,500	2,500
Octagon Investment Partners 31 Ltd
Series 2017-DR-1A, 3.59%, (3 Month USD LIBOR + 3.40%), 07/22/30 (b)	1,282	1,274
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 2.97%, (3 Month USD LIBOR + 2.75%), 01/21/31 (b) (c)	1,000	978
Series 2017-D-1A, 6.52%, (3 Month USD LIBOR + 6.30%), 01/21/31 (b) (c)	1,000	958
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.72%, (3 Month USD LIBOR + 2.50%), 01/22/30 (b)	1,000	951

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.07%, (3 Month USD LIBOR + 2.85%), 07/25/30 (b)	1,000	981
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 07/19/30 (b)	2,500	2,476
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 07/17/30 (b)	500	491
Octagon Investment Partners XXI Ltd
Series 2014-CR3-1A, 2.93%, (3 Month USD LIBOR + 2.75%), 02/14/31 (b)	500	500
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.27%, (3 Month USD LIBOR + 3.05%), 10/21/30 (b)	1,000	997
OHA Loan Funding 2015-1 Ltd
Series 2015-CR2-1A, 2.84%, (3 Month USD LIBOR + 2.65%), 11/15/32 (b)	1,500	1,504
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	440	440
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.88%, (1 Month USD LIBOR + 0.77%), 08/25/35 (b) (g)	3,700	3,607
Series 2007-2A2-6, REMIC, 0.25%, (1 Month USD LIBOR + 0.13%), 07/25/37 (b) (g)	810	525
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.24%, (1 Month USD LIBOR + 0.12%), 03/25/37 (b) (g)	3,005	2,884
Park Place Securities, Inc.
Series 2005-M1-WCW3, REMIC, 0.84%, (1 Month USD LIBOR + 0.72%), 08/25/35 (b) (g)	436	437
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (b) (g)	2,996	2,992
Pretium Mortgage Credit Partners LLC
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (g)	5,147	5,149
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 02/25/34 (b)	7	6
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,938	4,973
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,477
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,103
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (g)	12,185	12,293
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (g)	4,793	4,815
Race Point VI CLO, Ltd
Series 2015-DR-7A, 3.84%, (3 Month USD LIBOR + 3.60%), 01/18/28 (b)	1,000	1,000
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	3,826	3,657
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.38%, (1 Month USD LIBOR + 0.25%), 02/26/37 (b)	327	322
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	5,017	5,095
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.25%, 01/25/36 (b)	4,568	3,788
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.46%, (1 Month USD LIBOR + 0.34%), 09/25/36 (b) (g)	1,558	1,468
RR 4 Ltd
Series 2018-C-4A, 3.19%, (3 Month USD LIBOR + 2.95%), 04/15/30 (b) (c)	1,000	987
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,664	2,621
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 03/25/35 (b) (g)	25	25
Series 2007-A2A-HE1, REMIC, 0.18%, (1 Month USD LIBOR + 0.06%), 12/25/36 (b) (g)	236	75
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,950	4,037
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,497
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.95%, 10/13/48 (b)	31,526	2,120
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.58%, (1 Month USD LIBOR + 0.46%), 07/25/36 (b) (g)	8,633	2,920
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,613	2,579
Short-Term Investments Trust
Series 2018-F-SELF, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 10/15/37 (b)	5,349	5,346
SLM Student Loan Trust
Series 2008-A-9, 1.72%, (3 Month USD LIBOR + 1.50%), 04/25/23 (b)	1,182	1,190
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.83%, (1 Month USD LIBOR + 0.72%), 03/15/28 (b) (c)	2,729	2,726
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (b)	9,472	9,444
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	9,750	9,799
Sound Point CLO, Ltd.
Series 2020-C-1A, 3.61%, (3 Month USD LIBOR + 3.30%), 07/22/30 (b)	1,000	1,001
Series 2020-D-1A, 4.92%, (3 Month USD LIBOR + 4.70%), 07/22/30 (b)	500	502
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (g)	2,568	2,566
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,397	1,392
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (b)	2,000	1,977
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.82%, (3 Month USD LIBOR + 2.60%), 01/21/31 (b) (c)	1,280	1,235
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.74%, (1 Month USD LIBOR + 0.62%), 01/25/36 (b) (g)	1,587	1,522
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 06/25/35 (b) (g)	5,874	5,539
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.61%, (1 Month USD LIBOR + 0.50%), 07/19/35 (b) (g)	136	130
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.38%, (1 Month USD LIBOR + 0.26%), 03/25/37 (b) (g)	327	169
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.77%, (1 Month USD LIBOR + 0.66%), 09/19/32 (b) (g)	8	8
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.44%, (1 Month USD LIBOR + 0.32%), 10/25/36 (b) (g)	4,688	3,629
STWD, Ltd.
Series 2019-D-FL1, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/25 (b)	4,007	3,927
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,236	2,257
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,931	2,924
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,905	3,081
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.29%, (3 Month USD LIBOR + 3.05%), 10/15/31 (b)	1,000	1,000
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.89%, (3 Month USD LIBOR + 2.65%), 04/17/28 (b)	1,000	998
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	4,888	4,912

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 01/20/29 (b)	2,000	2,000
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (g)	3,513	3,481
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	711	709
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	1,693	1,691
Series 2020-A-2A, 2.10%, 06/20/30	715	716
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 2.90%, (3 Month USD LIBOR + 2.80%), 04/20/34 (b)	1,000	1,000
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 3.09%, (3 Month USD LIBOR + 2.85%), 07/17/28 (b)	1,000	990
Series 2017-C-1A, 2.52%, (3 Month USD LIBOR + 2.30%), 04/18/29 (b)	1,500	1,500
Series 2018-D-1, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,468
Series 2018-D-2A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (b)	2,000	1,948
Series 2018-E-1, 5.74%, (3 Month USD LIBOR + 5.50%), 07/15/30 (b)	500	466
Series 2014-DR-2A, 3.14%, (3 Month USD LIBOR + 2.90%), 01/15/31 (b)	1,000	957
Series 2014-ER-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 01/15/31 (b)	1,000	882
Series 2018-D-3A, 3.17%, (3 Month USD LIBOR + 2.95%), 01/21/31 (b)	1,000	985
Series 2014-DRR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 07/18/31 (b)	1,000	955
Series 2015-ER-2A, REMIC, 5.79%, (3 Month USD LIBOR + 5.55%), 10/15/27 (b)	2,000	1,891
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (g)	3,732	3,778
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,935	4,846
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (g)	1,581	1,583
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,806	3,759
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.45%, 10/15/27 (b)	3,298	3,472
Series 2017-C-C5, REMIC, 4.31%, 11/17/27 (b)	5,169	5,375
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (b)	3,776	4,152
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	8,458
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,868
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	8,761
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (b)	1,600	1,600
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (b)	2,000	2,165
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	929	913
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	2,645	2,658
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	866	866
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,489	2,479
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	7,360
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,054
Series 2020-C2-1A, 3.03%, 06/15/25	2,000	2,071
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	57	61
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.74%, (3 Month USD LIBOR + 1.55%), 08/28/29 (b)	1,000	992
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.90%, (3 Month USD LIBOR + 1.65%), 10/15/29 (b)	1,000	993
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (g)	1,863	1,908
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (g)	1,107	1,113
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	6,017	6,013
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (g)	1,731	1,731
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (g)	1,255	1,255
Voya CLO Ltd
Series 2014-CR2-1A, 3.02%, (3 Month USD LIBOR + 2.80%), 04/18/31 (b)	1,000	941
Series 2018-D-2A, 2.99%, (3 Month USD LIBOR + 2.75%), 07/15/31 (b)	1,000	954
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,773	3,693
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 0.67%, (1 Month USD LIBOR + 1.12%), 09/25/34 (b) (g)	198	197
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.81%, 01/25/36 (b)	246	247
Series 2006-3A3-AR8, REMIC, 3.33%, 08/25/36 (b)	1,353	1,301
Series 2007-3A3-HY1, REMIC, 3.18%, 02/25/37 (b)	1,355	1,300
Series 2007-4A1-HY1, REMIC, 3.20%, 02/25/37 (b)	119	116
Series 2007-2A3-HY7, REMIC, 3.09%, 07/25/37 (b)	218	207
Series 2002-1A-AR17, REMIC, 1.46%, (12 Month Treasury Average + 1.20%), 11/25/42 (b)	19	18
Series 2005-A1A1-AR13, REMIC, 0.70%, (1 Month USD LIBOR + 0.58%), 10/25/45 (b) (g)	36	35
Series 2006-1A-AR9, REMIC, 1.21%, (12 Month Treasury Average + 0.83%), 11/25/46 (b) (g)	1,716	1,543
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (b)	—	—
Series 2002-1A-AR9, REMIC, 1.66%, (12 Month Treasury Average + 1.40%), 08/25/42 (b)	29	29
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,768	2,771
Wells Fargo & Company
Series 2015-C-C28, REMIC, 4.09%, 05/16/25 (b)	2,770	2,840
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,788
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 3.15%, 12/25/37 (b)	840	816
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,609
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	881
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,574
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,307
Series 2019-B-C51, REMIC, 3.84%, 06/15/29	670	731
Interest Only, Series 2018-XA-C43, REMIC, 0.67%, 03/17/51 (b)	72,431	2,853
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,986
Wells Fargo Commercial Mortgage Trust 2019-C49
Series 2019-C-C49, REMIC, 4.87%, 02/16/29 (b)	2,771	3,039
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	4,717	4,939
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	5,108	4,996
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	1,693	1,745

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.00%, 10/17/57 (b)	5,789	5,783
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (b)	2,050	2,176
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (g)	4,679	4,488
Total Non-U.S. Government Agency Asset-Backed Securities (cost $979,498)		979,727
CORPORATE BONDS AND NOTES 24.5%
Financials 6.4%
Acrisure, LLC
4.25%, 02/15/29 (c)	450	443
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	2,090	2,192
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	430	458
Ares Capital Corporation
2.15%, 07/15/26	2,510	2,443
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	375	354
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	969
5.63%, 01/15/29 (c)	65	66
Athene Global Funding
3.00%, 07/01/22 (c)	4,555	4,696
Avation Capital
6.50%, 05/15/21 (c) (h)	560	451
Banco BBVA Peru
5.25%, 09/22/29 (d)	400	433
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	600	637
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	800	786
Banco de Credito del Peru
6.13%, 04/24/27 (d)	600	631
3.13%, 07/01/30 (d)	900	902
3.13%, 07/01/30 (a) (c)	800	801
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	1,157	1,200
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	200	196
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (i) (j)	6,400	1,435
Banco Internacional Del Perú S.A.A. – Interbank
4.00%, 07/08/30 (d)	900	918
Banco Macro S.A.
6.75%, 11/04/26 (d)	1,800	1,417
6.75%, 11/04/26 (c)	800	642
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (k)	600	655
7.50%, (100, 06/27/29) (c) (k)	300	328
7.63%, (100, 01/10/28) (a) (d) (k)	2,800	3,073
Banco Nacional De Panama
2.50%, 08/11/30 (c)	700	650
Banco Santander, S.A.
1.27%, (3 Month USD LIBOR + 1.09%), 02/23/23 (b)	4,200	4,242
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (d) (k)	1,300	1,363
Banistmo S.A.
3.65%, 09/19/22 (c)	2,000	2,040
Bank of America Corporation
3.97%, 02/07/30	3,740	4,139
Bank of Montreal
3.80%, 12/15/32 (l)	3,060	3,358
Bank of New Zealand
3.50%, 02/20/24 (c)	3,995	4,305
Barclays PLC
1.57%, (3 Month USD LIBOR + 1.38%), 05/16/24 (b) (l)	4,275	4,334
BBVA Bancomer, S.A.
5.35%, 11/12/29 (d)	200	206
5.13%, 01/18/33 (d)	2,400	2,472
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	3,000	3,119
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,560	1,443
BNP Paribas
3.05%, 01/13/31 (c) (l)	4,385	4,498
BPCE
1.00%, 01/20/26 (c)	2,600	2,540
BTG Pactual Holding S.A.
7.75%, 02/15/29 (c)	1,500	1,591
Capital One Financial Corporation
0.93%, (3 Month USD LIBOR + 0.72%), 01/30/23 (b)	1,115	1,124
CIMB Bank Berhad
1.00%, (3 Month USD LIBOR + 0.78%), 10/09/24 (b) (d)	1,200	1,204
Citigroup Inc.
1.62%, (3 Month USD LIBOR + 1.43%), 09/01/23 (b)	1,300	1,320
1.29%, (3 Month USD LIBOR + 1.10%), 05/17/24 (b)	5,330	5,407
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,563
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	3,780	4,129
Credit Acceptance Corporation
6.63%, 03/15/26	630	663
Credit Agricole SA
3.75%, 04/24/23 (c) (l)	3,935	4,180
Credit Suisse Group AG
1.31%, 02/02/27 (c)	4,605	4,458
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (d) (k) (m)	2,000	1,802
9.50%, 02/07/26 (a) (c)	1,800	1,914
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (d) (k)	2,900	2,914
4.52%, 12/11/28 (d)	500	543
Discover Financial Services
4.10%, 02/09/27	4,820	5,343
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,500	1,481
EG Global Finance PLC
8.50%, 10/30/25 (c)	615	655
Ena Norte SA
4.95%, 04/25/23 (d)	276	283
Export-Import Bank of Thailand
1.08%, (3 Month USD LIBOR + 0.90%), 11/20/23 (b) (d)	1,000	1,003
Ford Motor Credit Company LLC
1.43%, (3 Month USD LIBOR + 1.24%), 02/15/23 (b)	820	817
3.38%, 11/13/25	760	771
4.39%, 01/08/26	600	633
General Motors Financial Company, Inc.
1.23%, (3 Month USD LIBOR + 0.99%), 01/05/23 (b)	900	908
3.95%, 04/13/24	810	872
2.75%, 06/20/25	4,750	4,956
Gilex Holding SARL
8.50%, 05/02/23 (d)	1,200	1,249
8.50%, 05/02/23 (c)	600	623
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (c) (g) (h)	596	570
Global Bank Corporation
5.25%, 04/16/29 (c)	2,300	2,404
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (c)	520	547
GW Honos Security Corporation
8.75%, 05/15/25 (c)	555	580
HSBC Holdings PLC
1.56%, (3 Month USD LIBOR + 1.38%), 09/12/26 (b) (l)	5,130	5,281

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Icahn Enterprises L.P.
6.25%, 05/15/26	710	747
5.25%, 05/15/27	545	562
Imperial Brands Finance PLC
3.50%, 07/26/26 (c) (m)	2,365	2,527
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (d) (k)	1,100	1,030
4.63%, (100, 02/27/25) (c) (k)	800	749
JPMorgan Chase & Co.
2.52%, 04/22/31	3,155	3,143
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (d) (k)	600	630
LD Holdings Group LLC
6.50%, 11/01/25 (c) (h)	245	257
6.13%, 04/01/28 (c)	60	61
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	460	475
5.50%, 04/15/29 (c)	450	450
Lloyds Banking Group PLC
3.57%, 11/07/28	3,790	4,086
Macquarie Group Limited
3.19%, 11/28/23 (c)	1,700	1,772
4.15%, 03/27/24 (c)	2,260	2,410
Malayan Banking Berhad
3.91%, 10/29/26 (b) (d)	1,800	1,827
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	1,000	1,069
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	2,820	2,939
5.63%, 08/10/37 (d)	1,200	1,249
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,240	4,237
Morgan Stanley
3.59%, 07/22/28	4,240	4,616
Multibank, Inc.
4.38%, 11/09/22 (d)	800	820
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (c)	80	83
5.50%, 08/15/28 (c)	435	437
Navient Corporation
6.50%, 06/15/22	880	924
5.00%, 03/15/27	290	291
NFP Corp.
7.00%, 05/15/25 (c)	50	54
6.88%, 08/15/28 (c)	380	394
NongHyup Bank
1.25%, 07/20/25 (c)	500	497
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (c)	1,300	1,306
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	241	264
1.83%, 09/10/30 (c) (l)	1,600	1,585
1.83%, 09/10/30 (d) (l)	1,100	1,089
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (c)	470	486
4.25%, 02/15/29 (c)	250	239
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,345
Resideo Funding Inc.
6.13%, 11/01/26 (c)	406	428
SPARC Limited
0.00%, 12/05/22 (d) (e)	3,092	3,030
Springleaf Finance Corporation
6.88%, 03/15/25	290	330
7.13%, 03/15/26	35	41
6.63%, 01/15/28	120	136
5.38%, 11/15/29	240	256
Sumitomo Mitsui Financial Group, Inc.
0.96%, (3 Month USD LIBOR + 0.74%), 01/17/23 (b)	6,725	6,779
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,829
3.63%, 04/28/26 (c)	1,973	2,131
Synchrony Financial
3.95%, 12/01/27	4,205	4,531
Temasek Financial (I) Limited
1.00%, 10/06/30 (d)	950	868
1.00%, 10/06/30 (c)	2,600	2,375
The Bank of Nova Scotia
1.63%, 05/01/23 (l)	314	321
3.40%, 02/11/24 (l)	2,910	3,126
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,698
0.75%, 03/18/24	135	136
The Goldman Sachs Group, Inc.
1.36%, (3 Month USD LIBOR + 1.17%), 05/15/26 (b)	5,400	5,471
Titan Acquisition Limited
7.75%, 04/15/26 (c)	160	167
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	388
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (d) (k) (m)	4,600	3,772
United Overseas Bank Limited
3.88%, (100, 10/19/23) (k)	2,200	2,277
2.88%, 03/08/27 (b)	3,170	3,218
USA Compression Finance Corp.
6.88%, 09/01/27	930	958
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c) (l)	2,400	2,606
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,166
2.88%, 10/30/30	2,345	2,417
Willis North America Inc.
4.50%, 09/15/28	3,915	4,463
Woori Bank
4.25%, (100, 10/04/24) (d) (k)	1,200	1,252
		233,443
Utilities 4.0%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,159
AES Gener S.A.
5.00%, 07/14/25 (d)	900	938
7.13%, 03/26/79 (c)	1,500	1,618
7.13%, 03/26/79 (d)	500	539
6.35%, 10/07/79 (d)	700	750
6.35%, 10/07/79 (c)	600	643
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (c)	1,200	1,244
Ameren Corporation
3.65%, 02/15/26	5,000	5,458
Arizona Public Service Company
3.35%, 05/15/50	1,480	1,477
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,325
Calpine Corporation
4.50%, 02/15/28 (c)	265	267
5.13%, 03/15/28 (c)	165	166
4.63%, 02/01/29 (c)	215	209
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (e)	1,950	1,589
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	390
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,776
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,356
3.95%, 08/15/47	2,975	3,090
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,570
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,411
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (d)	3,800	3,952
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	1,109	1,106
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	2,332
Entergy Corporation
2.80%, 06/15/30	1,220	1,231
Essential Utilities, Inc.
2.70%, 04/15/30	2,495	2,520
Eversource Energy
2.90%, 10/01/24	4,000	4,266
1.65%, 08/15/30	2,695	2,499
Exelon Corporation
3.40%, 04/15/26	5,712	6,178
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	345	361
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,168	4,783
Georgia Power Company
2.20%, 09/15/24	4,165	4,342
3.25%, 03/15/51	4,215	4,053
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,500	2,734
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,228
2.95%, 05/14/30 (c)	1,250	1,282
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	1,000	1,015
1.75%, 05/06/25 (c)	400	406
Korea Electric Power Corp
1.13%, 06/15/25 (c)	1,000	992
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,098	2,454
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,179
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,487
NiSource Inc.
3.60%, 05/01/30	1,235	1,338
NRG Energy, Inc.
2.00%, 12/02/25 (c)	1,650	1,644
3.63%, 02/15/31 (c)	565	551
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,419
Pacific Gas And Electric Company
1.37%, 03/10/23	2,785	2,786
5.00%, 07/01/28	215	227
2.50%, 02/01/31	2,610	2,453
Pampa Energia S.A.
7.50%, 01/24/27 (d)	2,900	2,349
Pattern Energy Group Inc.
4.50%, 08/15/28 (c)	620	629
PSEG Power LLC
3.85%, 06/01/23	3,385	3,612
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,154
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (d)	1,134	1,270
6.75%, 04/24/33 (c)	181	204
State Grid Overseas Investment Limited
3.13%, 05/22/23 (d)	1,100	1,151
1.00%, 08/05/25 (d)	400	388
Stoneway Capital Corporation
0.00%, 03/01/27 (d) (i) (j)	3,055	1,207
Superior Plus LP
4.50%, 03/15/29 (c)	630	636
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,770	4,319
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,540
The East Ohio Gas Company
3.00%, 06/15/50 (c)	2,660	2,471
The Southern Company
3.70%, 04/30/30 (l)	2,500	2,695
Transelec S.A.
3.88%, 01/12/29 (c)	2,500	2,743
		148,308
Energy 2.5%
Aethon United BR LP
8.25%, 02/15/26 (c)	85	88
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	289
Apache Corporation
4.63%, 11/15/25	210	216
4.38%, 10/15/28	375	375
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,542
Blue Racer Midstream, LLC
7.63%, 12/15/25 (c)	30	32
BP Capital Markets America Inc.
2.94%, 06/04/51	1,685	1,509
Canacol Energy Ltd.
7.25%, 05/03/25 (d)	2,500	2,637
Cheniere Energy, Inc.
5.63%, 10/01/26	420	439
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	420	445
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	520	529
CNX Resources Corporation
6.00%, 01/15/29 (c)	200	208
CSI Compressco LP
7.50%, 04/01/25 (c)	720	731
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (c)	400	414
5.41%, 12/30/25 (c)	500	523
Diamondback Energy, Inc.
0.90%, 03/24/23	1,430	1,430
2.88%, 12/01/24	1,100	1,160
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	948	992
Enable Midstream Partners, LP
4.40%, 03/15/27	1,305	1,416
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (c)	255	273
Energy Transfer LP
4.75%, 01/15/26	980	1,085
EQM Midstream Partners, LP
4.75%, 01/15/31 (c)	415	403
EQT Corporation
8.50%, 02/01/30 (g) (m)	375	478
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	378
Exxon Mobil Corporation
2.61%, 10/15/30	1,860	1,894
4.23%, 03/19/40	2,070	2,331
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	2,400	2,334
Geopark Limited
6.50%, 09/21/24 (d)	2,000	2,067
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	729
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	3,400	2,813
Gulfport Energy Corporation
0.00%, 05/15/25 (i) (j)	510	460
Halliburton Company
2.92%, 03/01/30	1,415	1,417
5.00%, 11/15/45	125	139
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	460	474
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	395	400
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	556
5.75%, 02/01/29 (c)	180	181
Indigo Natural Resources LLC
5.38%, 02/01/29 (c)	420	414

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,415	4,591
Marathon Petroleum Corporation
5.13%, 12/15/26	3,745	4,365
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	500	503
MEG Energy Corp.
7.13%, 02/01/27 (c)	490	512
5.88%, 02/01/29 (c)	95	95
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	390	314
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	351
Nabors Industries Ltd
7.25%, 01/15/26 (c)	310	261
Newfield Exploration Co.
5.63%, 07/01/24	1,105	1,214
NGL Energy Operating LLC
7.50%, 02/01/26 (c)	660	678
NGL Energy Partners LP
7.50%, 04/15/26 (a)	400	341
NuStar Logistics, L.P.
6.00%, 06/01/26	750	809
Occidental Petroleum Corporation
8.00%, 07/15/25	265	304
3.50%, 08/15/29	775	727
6.63%, 09/01/30	635	714
6.13%, 01/01/31	570	628
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,178
ONGC Videsh Limited
4.63%, 07/15/24 (d)	1,000	1,095
Ovintiv Canada ULC
7.38%, 11/01/31	390	496
Par Petroleum, LLC
7.75%, 12/15/25 (c)	740	749
Parkland Corporation
4.50%, 10/01/29 (c)	430	432
Parsley Energy, LLC
5.63%, 10/15/27 (c)	600	647
PBF Holding Company LLC
6.00%, 02/15/28	190	140
Peabody Energy Corporation
8.50%, 12/31/24 (c) (h)	162	68
PERU LNG
5.38%, 03/22/30 (d)	2,450	2,190
Petrobras Global Finance B.V.
6.75%, 06/03/50	3,600	3,819
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	642
PIC AU Holdings Corporation
10.00%, 12/31/24 (c)	182	167
Pioneer Natural Resources Company
1.90%, 08/15/30	3,470	3,227
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	300	309
Rattler Midstream LP
5.63%, 07/15/25 (c)	310	324
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,982
Reliance Industries Limited
5.40%, 02/14/22 (d)	1,000	1,039
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,360
Schlumberger Investment SA
2.65%, 06/26/30	1,160	1,168
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (d)	400	413
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (c)	200	199
Sunoco LP
5.50%, 02/15/26	590	608
6.00%, 04/15/27	310	324
4.50%, 05/15/29 (c)	160	159
Targa Resource Corporation
6.50%, 07/15/27	260	283
4.88%, 02/01/31 (c)	685	694
Tervita Corporation
11.00%, 12/01/25 (c)	410	465
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,503
Transocean Inc
11.50%, 01/30/27 (c)	145	124
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	585
Transocean Proteus Limited
6.25%, 12/01/24 (c)	402	380
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,850	1,867
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	175	186
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	364
Weatherford International Ltd.
11.00%, 12/01/24 (c)	23	22
Western Midstream Operating, LP
4.35%, 02/01/25 (g) (m)	420	435
5.30%, 02/01/30 (g) (m)	435	472
		90,323
Industrials 2.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	378
Air Lease Corporation
3.75%, 02/01/22	1,490	1,523
Aircastle Limited
2.85%, 01/26/28 (c)	2,610	2,492
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	370	392
9.75%, 07/15/27 (c)	715	785
American Airlines, Inc.
5.75%, 04/20/29 (c)	640	681
ARD Finance S.A.
6.50%, 06/30/27 (c) (h)	200	210
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c)	850	850
ASGN Incorporated
4.63%, 05/15/28 (c)	290	299
Aviation Capital Group LLC
5.50%, 12/15/24 (c)	2,440	2,735
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,820	3,798
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (c)	600	612
BOC Aviation Limited
1.32%, (3 Month USD LIBOR + 1.13%), 09/26/23 (b) (c)	4,775	4,791
Bombardier Inc.
6.00%, 10/15/22 (c)	315	315
7.88%, 04/15/27 (c)	205	201
Builders FirstSource, Inc.
6.75%, 06/01/27 (c)	161	173
5.00%, 03/01/30 (c)	400	419
Carrier Global Corporation
3.38%, 04/05/40	2,560	2,550
Clean Harbors, Inc.
4.88%, 07/15/27 (c)	635	670
5.13%, 07/15/29 (c)	135	144
Colfax Corporation
6.38%, 02/15/26 (c)	665	709
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	460	490
CSX Corporation
3.80%, 11/01/46	4,290	4,568
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (a) (c)	1,845	2,151
FedEx Corporation
4.75%, 11/15/45	2,144	2,533

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	300	357
Garda World Security Corporation
4.63%, 02/15/27 (c)	625	626
Gates Global LLC
6.25%, 01/15/26 (c)	450	472
General Electric Capital Corporation
5.88%, 01/14/38	2,405	3,110
6.88%, 01/10/39	1,335	1,877
GFL Environmental Inc.
3.75%, 08/01/25 (c)	280	284
4.00%, 08/01/28 (c)	610	591
3.50%, 09/01/28 (c)	430	417
Griffon Corporation
5.75%, 03/01/28	875	931
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	577
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	235	243
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	675	687
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	485	494
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (c)	465	487
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,819	2,131
Masonite International Corporation
5.75%, 09/15/26 (c)	765	796
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,541
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (c)	85	85
Owens Corning
4.40%, 01/30/48	2,095	2,304
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	81
4.20%, 04/01/27 (c)	2,160	2,419
Pike Corporation
5.50%, 09/01/28 (c)	395	402
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	335	349
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (d)	1,400	1,386
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	240	235
Roper Technologies, Inc.
1.75%, 02/15/31 (a)	5,460	5,071
Southwest Airlines Co.
4.75%, 05/04/23	2,210	2,386
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	596
Teledyne Technologies Incorporated
2.25%, 04/01/28	2,375	2,363
Tempo Acquisition, LLC
6.75%, 06/01/25 (c)	1,030	1,052
The Boeing Company
2.95%, 02/01/30	2,715	2,685
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (c)	165	177
10.25%, 02/15/27 (c)	282	315
The Hillman Group, Inc.
6.38%, 07/15/22 (c)	305	305
TransDigm Inc.
8.00%, 12/15/25 (c)	100	109
6.25%, 03/15/26 (c)	605	641
6.38%, 06/15/26	430	445
5.50%, 11/15/27	345	357
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	157
7.75%, 08/15/25	310	313
Uber Technologies, Inc.
8.00%, 11/01/26 (c)	370	400
7.50%, 09/15/27 (c)	205	227
United Rentals (North America), Inc.
5.25%, 01/15/30	25	27
4.00%, 07/15/30	390	397
United Rentals, Inc.
3.88%, 02/15/31	70	70
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (c)	750	785
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	385	394
		78,623
Communication Services 1.9%
Activision Blizzard, Inc.
1.35%, 09/15/30	2,650	2,394
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	242
Altice France S.A.
7.38%, 05/01/26 (c)	665	692
6.00%, 02/15/28 (c)	435	429
AT&T Inc.
2.75%, 06/01/31	4,000	3,988
3.50%, 09/15/53 (c)	7,523	6,957
3.55%, 09/15/55 (c)	403	369
Avaya, Inc.
6.13%, 09/15/28 (c)	425	452
Baidu, Inc.
3.43%, 04/07/30	200	209
Bell Canada Enterprises Inc.
0.75%, 03/17/24	2,475	2,472
Cablevision Lightpath LLC
3.88%, 09/15/27 (c)	300	298
5.63%, 09/15/28 (c)	200	203
CCO Holdings, LLC
5.00%, 02/01/28 (c)	295	312
4.75%, 03/01/30 (c)	735	762
4.50%, 08/15/30 (c)	380	387
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	495	505
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	411
4.00%, 02/15/27 (c)	360	368
Charter Communications Operating, LLC
4.91%, 07/23/25	4,083	4,634
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	805	831
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (c)	85	84
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	86	90
Comcast Corporation
3.95%, 10/15/25	1,705	1,902
3.40%, 04/01/30	2,255	2,437
Consolidated Communications, Inc.
5.00%, 10/01/28 (a) (c)	415	419
CSC Holdings, LLC
5.25%, 06/01/24	690	744
5.75%, 01/15/30 (c)	795	837
4.63%, 12/01/30 (c)	400	393
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	405	292
DISH DBS Corporation
5.88%, 11/15/24	410	429
Embarq Corporation
8.00%, 06/01/36	370	426
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,437
Frontier Communications Corporation
0.00%, 04/15/20 - 01/15/23 (i) (j)	425	276
5.88%, 10/15/27 (c)	130	138
5.00%, 05/01/28 (c)	260	265
6.75%, 05/01/29 (c)	165	174
GCI, LLC
4.75%, 10/15/28 (c)	380	389
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (c)	1,100	1,110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	475	516
iHeartCommunications, Inc.
8.38%, 05/01/27	70	75
5.25%, 08/15/27 (c)	285	293
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (i) (j)	440	274
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	450	463
4.25%, 07/01/28 (c)	305	308
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	981
6.50%, 05/15/27 (c)	205	227
Match Group Holdings II, LLC
4.63%, 06/01/28 (c)	185	189
Match Group, Inc.
5.00%, 12/15/27 (c)	340	357
Netflix, Inc.
5.88%, 02/15/25	275	315
5.38%, 11/15/29 (c)	230	272
4.88%, 06/15/30 (c)	160	184
Network I2I Limited
5.65%, (100, 01/15/25) (c) (k)	900	951
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	300	315
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	500	518
3.75%, 06/22/26 (d)	200	219
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	315	318
6.50%, 09/15/28 (c)	120	127
Scripps Escrow II, Inc.
3.88%, 01/15/29 (c)	145	142
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	355	367
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	440	455
5.50%, 07/01/29 (c)	325	351
4.13%, 07/01/30 (c)	540	540
Sprint Corporation
7.13%, 06/15/24	1,205	1,391
6.88%, 11/15/28	1,255	1,582
Telesat Canada
4.88%, 06/01/27 (c)	360	361
6.50%, 10/15/27 (c)	365	365
Tencent Holdings Limited
2.39%, 06/03/30 (c)	3,000	2,891
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	155	167
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,125	3,860
T-Mobile USA, Inc.
3.50%, 04/15/25 (c)	1,450	1,564
2.25%, 02/15/26	1,605	1,606
3.38%, 04/15/29	210	212
2.88%, 02/15/31	190	184
Townsquare Media, Inc.
6.88%, 02/01/26 (c)	155	165
Univision Communications Inc.
6.63%, 06/01/27 (c)	385	411
Verizon Communications Inc.
2.65%, 11/20/40	4,300	3,930
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	620	622
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	460	452
6.13%, 03/01/28 (c)	215	221
		68,498
Health Care 1.6%
AbbVie Inc.
4.70%, 05/14/45	3,975	4,736
Anthem, Inc.
2.38%, 01/15/25	2,100	2,192
Avantor Funding, Inc.
4.63%, 07/15/28 (c)	290	303
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (c)	1,033	1,101
6.25%, 02/15/29 (c)	330	350
5.25%, 01/30/30 (c)	395	397
Becton, Dickinson and Company
2.89%, 06/06/22	5,863	6,015
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	4,701
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c)	475	498
Centene Corporation
4.25%, 12/15/27	450	473
3.00%, 10/15/30	220	219
2.50%, 03/01/31	3,015	2,876
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (c)	360	373
Cigna Holding Company
1.13%, (3 Month USD LIBOR + 0.89%), 07/15/23 (b)	2,240	2,265
4.90%, 12/15/48	2,865	3,503
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	460	487
6.88%, 04/15/29 (c)	330	344
4.75%, 02/15/31 (c)	415	405
CVS Health Corporation
5.05%, 03/25/48	2,035	2,493
DaVita Inc.
4.63%, 06/01/30 (c)	325	331
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	175	172
Encompass Health Corporation
4.50%, 02/01/28	180	184
4.75%, 02/01/30	60	62
4.63%, 04/01/31	475	491
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (c)	340	345
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	235	176
HCA Inc.
5.38%, 09/01/26	980	1,107
4.13%, 06/15/29	2,180	2,415
3.50%, 09/01/30	620	625
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	580	551
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (c)	290	299
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (c)	630	673
Illumina, Inc.
0.55%, 03/23/23	1,675	1,674
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (c)	245	261
4.38%, 02/15/27 (c)	415	407
Merck & Co., Inc.
3.40%, 03/07/29	4,360	4,809
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	42	45
7.25%, 02/01/28 (c)	366	402
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	465	509
Royalty Pharma PLC
3.30%, 09/02/40 (c)	2,690	2,600
RP Escrow Issuer LLC
5.25%, 12/15/25 (c)	480	497
Select Medical Corporation
6.25%, 08/15/26 (c)	855	909
Tenet Healthcare Corporation
4.88%, 01/01/26 (c)	510	530
6.25%, 02/01/27 (c)	605	639
5.13%, 11/01/27 (c)	215	225
6.13%, 10/01/28 (c)	730	761

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Providence Service Corporation
5.88%, 11/15/25 (c)	270	284
Upjohn Inc.
1.65%, 06/22/25 (c)	1,460	1,465
Vizient, Inc.
6.25%, 05/15/27 (c)	410	435
		57,614
Consumer Discretionary 1.4%
Academy, Ltd.
6.00%, 11/15/27 (c)	405	427
Allison Transmission, Inc.
3.75%, 01/30/31 (c)	375	364
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	328
Asbury Automotive Group, Inc.
4.50%, 03/01/28	112	114
4.75%, 03/01/30	112	116
Boyd Gaming Corporation
4.75%, 12/01/27	625	636
Boyne USA, Inc.
7.25%, 05/01/25 (c)	1,095	1,138
Carnival Corporation
11.50%, 04/01/23 (c)	180	205
5.75%, 03/01/27 (c)	395	406
Carvana Co.
5.63%, 10/01/25 (c)	175	180
Cedar Fair, L.P.
5.25%, 07/15/29	550	566
Century Communities, Inc.
6.75%, 06/01/27	345	368
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	565	567
Dana Corporation
5.38%, 11/15/27	120	126
5.63%, 06/15/28	310	332
Dealer Tire, LLC
8.00%, 02/01/28 (c)	310	328
Dollar Tree, Inc.
4.00%, 05/15/25	2,730	3,014
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	460	491
Expedia Group, Inc.
2.95%, 03/15/31 (c)	1,055	1,042
Ferrellgas Escrow LLC
5.38%, 04/01/26 (c)	330	328
Ford Motor Company
9.00%, 04/22/25	195	236
7.45%, 07/16/31	480	604
Frontdoor, Inc.
6.75%, 08/15/26 (c)	675	718
Full House Resorts, Inc.
8.25%, 02/15/28 (c)	165	176
Genting New York LLC
3.30%, 02/15/26 (c)	665	663
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	335
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	140	139
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	224
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	25	26
5.75%, 05/01/28 (c)	30	32
Hyundai Capital America
2.65%, 02/10/25 (c)	4,845	5,005
1.80%, 10/15/25 (c)	150	150
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	717
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	445
IRB Holding Corp.
7.00%, 06/15/25 (c)	275	296
6.75%, 02/15/26 (c)	640	662
JD.com, Inc.
3.38%, 01/14/30	2,500	2,570
LBM Acquisition, LLC
6.25%, 01/15/29 (c)	210	216
LSF9 Atlantis
7.75%, 02/15/26 (c)	375	383
M/I Homes, Inc.
4.95%, 02/01/28	380	393
Marriott International, Inc.
3.13%, 06/15/26	2,405	2,521
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	626
McDonald's Corporation
3.60%, 07/01/30	2,250	2,454
4.45%, 03/01/47	1,885	2,184
MGM Resorts International
6.75%, 05/01/25	465	501
5.75%, 06/15/25	227	247
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	455	499
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	571
5.88%, 03/15/26 (c)	165	167
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	795	804
8.75%, 10/01/25 (a) (c)	150	158
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	430	457
8.50%, 05/15/27 (c)	230	248
Penn National Gaming, Inc.
5.63%, 01/15/27 (c)	655	679
PetSmart, Inc.
4.75%, 02/15/28 (c)	830	849
7.75%, 02/15/29 (c)	500	541
Real Hero Merger
6.25%, 02/01/29 (c)	165	170
Rent-A-Center, Inc.
6.38%, 02/15/29 (c)	330	350
Scientific Games International, Inc.
5.00%, 10/15/25 (c)	570	590
8.25%, 03/15/26 (c)	215	231
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	667
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (c)	265	286
Staples, Inc.
7.50%, 04/15/26 (c)	365	386
10.75%, 04/15/27 (c)	150	148
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	675	706
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,005
4.00%, 04/15/29 (c)	245	244
Tenneco Inc.
5.13%, 04/15/29 (c)	415	410
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,389
The William Carter Company
5.63%, 03/15/27 (c)	490	517
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	835	896
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	159
5.88%, 09/15/27 (c)	1,025	1,003
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	322	322
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	400	405
Yum! Brands, Inc.
7.75%, 04/01/25 (c)	190	208
4.75%, 01/15/30 (c)	370	391
3.63%, 03/15/31	370	356
		50,411

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	600	574
Altria Group, Inc.
4.80%, 02/14/29	824	946
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,098
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,678
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27	545	564
BAT Capital Corp.
3.46%, 09/06/29	6,455	6,741
Campbell Soup Company
2.38%, 04/24/30	1,295	1,277
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,231
2.88%, 05/01/30	260	266
Flowers Foods, Inc.
2.40%, 03/15/31	1,175	1,147
Jaguar Holding Company II
5.00%, 06/15/28 (c)	195	203
JBS USA Food Company
5.50%, 01/15/30 (c)	85	94
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,285	2,430
Kraft Heinz Foods Company
5.00%, 07/15/35	440	506
5.20%, 07/15/45	1,210	1,406
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (c)	1,025	1,023
7.00%, 12/31/27 (c)	550	527
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (c)	345	351
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	450	460
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	2,500	2,445
Mondelez International, Inc.
1.88%, 10/15/32	1,550	1,445
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	680	663
NESCO Holdings II, Inc.
5.50%, 04/15/29 (c)	115	118
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	530	555
Pilgrim's Pride Corporation
5.88%, 09/30/27 (c)	465	498
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	139
4.63%, 04/15/30 (c)	540	541
Safeway Inc.
4.63%, 01/15/27 (c)	395	409
3.50%, 03/15/29 (c)	410	390
SEG Holding LLC
5.63%, 10/15/28 (c)	630	661
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,365	4,821
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	380
3.88%, 03/15/31 (c)	415	406
Sysco Corporation
3.30%, 02/15/50	3,625	3,432
Triton Water Holdings Incorporated
6.25%, 04/01/29 (c)	385	393
U.S. Foods Inc.
6.25%, 04/15/25 (c)	40	43
4.75%, 02/15/29 (c)	345	346
United Natural Foods, Inc.
6.75%, 10/15/28 (c)	450	480
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	792
		44,479
Materials 1.2%
Anglo American Capital PLC
4.50%, 03/15/28 (c)	3,970	4,477
Arconic Corporation
6.13%, 02/15/28 (c)	765	815
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	280	286
Axalta Coating Systems, LLC
4.75%, 06/15/27 (c)	670	700
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (c)	600	594
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	1,600	1,819
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,875	1,906
Crown Americas LLC
4.50%, 01/15/23	650	684
CSN Islands XII Corp
7.00%, (100, 06/23/21) (d) (k)	2,100	2,103
DuPont de Nemours, Inc.
5.42%, 11/15/48	1,510	1,967
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (c)	715	740
GrafTech Finance Inc.
4.63%, 12/15/28 (c)	210	212
Hexion Inc.
7.88%, 07/15/27 (c)	285	306
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	360	404
Ingevity Corporation
3.88%, 11/01/28 (c)	245	238
Kraton Polymers U.S. LLC
4.25%, 12/15/25 (c)	605	607
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,500	1,670
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (c)	175	186
Novelis Corporation
4.75%, 01/30/30 (c)	240	247
Nutrien Ltd.
4.20%, 04/01/29	4,075	4,588
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,156
POSCO
2.38%, 01/17/23 (d)	1,900	1,950
2.75%, 07/15/24 (d)	600	633
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c) (l)	485	515
Silgan Holdings Inc.
4.13%, 02/01/28	630	651
SunCoke Energy, Inc.
7.50%, 06/15/25 (c)	855	886
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	435
Tronox Incorporated
4.63%, 03/15/29 (c)	105	105
UPL Corporation Limited
4.50%, 03/08/28 (d)	700	724
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	1,104
Vedanta Resources Limited
6.13%, 08/09/24 (d)	5,300	4,260
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,582
		42,550
Real Estate 1.1%
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,585	1,440
American Tower Corporation
3.38%, 10/15/26	5,000	5,392
3.60%, 01/15/28	4,495	4,865
Boston Properties Limited Partnership
3.40%, 06/21/29	3,940	4,143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Corporate Office Properties Trust
2.75%, 04/15/31	580	561
Crown Castle International Corp.
3.65%, 09/01/27	9,190	10,011
Equinix, Inc.
1.80%, 07/15/27	1,630	1,599
2.15%, 07/15/30	2,250	2,137
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	540	551
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	365	370
4.50%, 02/15/31 (c)	275	272
iStar Inc.
4.75%, 10/01/24	300	313
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	398
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	596
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,447
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,127
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	580	557
Realogy Group LLC
7.63%, 06/15/25 (c)	300	327
5.75%, 01/15/29 (c)	315	310
Simon Property Group, L.P.
2.45%, 09/13/29	2,190	2,170
Uniti Group Inc.
6.50%, 02/15/29 (c)	325	321
VICI Properties Inc.
3.75%, 02/15/27 (c)	70	70
4.13%, 08/15/30 (c)	350	353
Welltower Inc.
2.80%, 06/01/31	2,470	2,455
WeWork Companies Inc.
7.88%, 05/01/25 (c)	210	209
XHR LP
6.38%, 08/15/25 (c)	280	296
		42,290
Information Technology 1.1%
Arches Buyer Inc.
4.25%, 06/01/28 (c)	135	135
Arrow Electronics, Inc.
3.88%, 01/12/28	1,920	2,082
Ascend Learning, LLC
6.88%, 08/01/25 (c)	965	989
Banff Merger Sub Inc.
9.75%, 09/01/26 (c)	165	176
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	38
Broadcom Inc.
3.15%, 11/15/25	795	847
3.42%, 04/15/33 (c)	2,620	2,628
Camelot Finance S.A.
4.50%, 11/01/26 (c)	455	469
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	590	602
Commscope Finance LLC
5.50%, 03/01/24 (c)	350	361
6.00%, 03/01/26 (c)	195	206
CommScope Technologies LLC
5.00%, 03/15/27 (c)	245	243
Dell International L.L.C.
5.30%, 10/01/29 (c) (m)	4,175	4,885
Endure Digital, Inc.
6.00%, 02/15/29 (c)	495	483
Fortinet, Inc.
1.00%, 03/15/26	2,540	2,484
GTT Communications Inc.
7.88%, 12/31/24 (c)	340	57
LogMeIn, Inc.
5.50%, 09/01/27 (c)	185	194
Marvell Technology Group Ltd
4.20%, 06/22/23	4,010	4,298
Micron Technology, Inc.
2.50%, 04/24/23	1,830	1,897
NetApp, Inc.
1.88%, 06/22/25	2,515	2,571
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,404
Oracle Corporation
3.85%, 04/01/60	2,530	2,483
Sabre GLBL Inc.
9.25%, 04/15/25 (c)	220	263
Science Applications International Corporation
4.88%, 04/01/28 (c)	180	186
Seagate HDD Cayman
3.38%, 07/15/31 (c)	205	197
Texas Instruments Incorporated
1.75%, 05/04/30	1,185	1,139
The Western Union Company
2.75%, 03/15/31	5,040	4,812
ViaSat, Inc.
6.50%, 07/15/28 (a) (c)	460	485
Virtusa Corporation
7.13%, 12/15/28 (c)	160	164
Vontier Corporation
2.40%, 04/01/28 (c)	1,410	1,386
		39,164
Total Corporate Bonds And Notes (cost $877,239)		895,703
SENIOR FLOATING RATE INSTRUMENTS 3.7%
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 02/14/25 (b)	696	689
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (b)	427	419
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (b)	145	146
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (b) (n)	1,225	1,219
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (b)	673	668
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (b)	819	814
Avaya, Inc.
2021 Term Loan B2, 4.11%, (1 Month USD LIBOR + 4.00%), 12/15/27 (b)	505	505
2020 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 12/15/27 (b)	317	317
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (b)	501	499
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/31/25 (b)	697	686
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (b)	58	44
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 06/28/24 (b)	256	195
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (b)	372	372
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (b)	853	842
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (b)	373	357
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/02/27 (b)	195	195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Constant Contact Inc
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b)	560	556
Cornerstone OnDemand, Inc.
Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/22/27 (b)	458	458
Cvent, Inc.
1st Lien Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 11/30/24 (b)	789	767
DCert Buyer, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 07/31/26 (b)	536	534
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (b)	375	374
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (b) (n)	398	395
Endure Digital Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 01/27/28 (b) (n)	845	835
eResearch Technology, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 02/05/27 (b) (n)	40	40
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (b)	639	594
Flexera Software LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 01/26/28 (b)	690	691
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (b)	430	436
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (b)	833	832
Helios Software Holdings, Inc.
2021 USD Term Loan B, 3.93%, (3 Month USD LIBOR + 3.75%), 03/05/28 (b)	870	863
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/01/24 (b) (n)	687	686
2017 2nd Lien Term Loan, 7.75%, (1 Month USD LIBOR + 7.00%), 05/24/25 (b)	126	126
2018 First Lien Term Loan, 0.00%, (3 Month USD LIBOR + 6.25%), 07/07/25 (b) (n)	60	60
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (b)	335	332
Informatica LLC
2020 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/19/27 (b) (n)	546	541
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.36%, (3 Month USD LIBOR + 4.25%), 11/06/25 (b)	828	827
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (b)	365	366
KBR, Inc.
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 02/03/27 (b)	272	271
LogMeIn, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (b) (n)	688	686
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 11/21/24 (b)	625	614
2017 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 12/01/25 (b)	100	100
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.60%, (1 Month USD LIBOR + 4.50%), 07/13/25 (b)	148	129
NCR Corporation
2019 Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 04/12/25 (b)	147	145
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (b)	746	746
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (b) (n)	459	459
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (b) (n)	261	261
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (b) (o)	195	195
Presidio, Inc.
2020 Term Loan B, 3.72%, (3 Month USD LIBOR + 3.50%), 12/19/26 (b)	84	84
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 04/26/24 (b)	821	818
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (b) (n)	765	761
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (b)	304	305
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 05/21/25 (b)	623	607
Riverbed Technology, Inc.
2020 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 12/31/23 (b)	354	340
Sabre GLBL Inc.
2018 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 02/22/24 (b)	288	284
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (b)	110	111
Severin Acquisition, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/15/25 (b) (n)	826	815
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (b)	818	817
SS&C Technologies Inc.
2018 Term Loan B5, 1.86%, (1 Month USD LIBOR + 1.75%), 04/16/25 (b)	481	476
Surf Holdings, LLC
USD Term Loan , 0.00%, (3 Month USD LIBOR + 3.50%), 01/15/27 (b) (n)	814	805
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (b)	726	726
Tibco Software Inc.
2020 Term Loan B3, 3.86%, (1 Month USD LIBOR + 3.75%), 07/03/26 (b)	794	783
2020 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 02/14/28 (b)	45	45
Ultimate Software Group Inc(The)
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 04/08/26 (b)	48	48
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (b)	777	777
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (b)	70	72
Ultra Clean Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/27/25 (b) (n)	235	235
Virtusa Corporation
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.25%), 12/09/27 (b) (n)	95	95
VS Buyer, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 02/19/27 (b)	817	813
		31,703
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 11/14/26 (b)	854	837
Allied Universal Holdco LLC
2019 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/18/26 (b)	810	807

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Alterra Mountain Company
Term Loan B1, 2.86%, (1 Month USD LIBOR + 2.75%), 06/28/24 (b)	673	660
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (b)	27	27
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (b)	230	225
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (b)	648	649
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	729	717
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (b)	333	334
Cambium Learning Group, Inc.
Term Loan B, 4.70%, (3 Month USD LIBOR + 4.50%), 12/18/25 (b)	281	281
Carnival Corporation
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (b) (n)	203	210
Clarios Global LP
2021 USD Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 04/30/26 (b)	829	819
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 08/16/24 (b)	281	263
Comet Acquisition, Inc.
Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 10/23/25 (b)	127	125
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (3 Month USD LIBOR + 4.25%), 05/07/27 (b)	318	318
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (b) (n)	824	815
Dhanani Group Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 06/22/25 (b)	236	233
FrontDoor Inc
2018 Term Loan B, 2.63%, (1 Month USD LIBOR + 2.50%), 08/16/25 (b)	165	165
Getty Images, Inc.
2019 USD Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 02/13/26 (b)	419	414
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (b)	547	537
Hayward Industries, Inc.
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 08/04/24 (b) (n)	414	413
IAA, Inc.
Term Loan B, 2.37%, (1 Month USD LIBOR + 2.25%), 05/22/26 (b)	772	766
IRB Holding Corp
2020 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 02/05/25 (b)	434	430
2020 Fourth Amendment Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 11/19/27 (b) (n)	1	1
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (b) (n)	384	382
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 09/29/23 (b)	93	92
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (b)	396	384
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (b)	286	285
Mavis Tire Express Services Corp.
2020 Add-On Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 12/31/23 (b)	354	353
2018 1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 03/15/25 (b)	556	553
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (b)	355	377
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 05/08/26 (b)	720	711
Motion Finco Sarl
USD Term Loan B1, 3.45%, (3 Month USD LIBOR + 3.25%), 10/11/26 (b)	127	122
Delayed Draw Term Loan B2, 3.45%, (3 Month USD LIBOR + 3.25%), 10/31/26 (b)	17	16
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (b)	149	148
Petco Animal Supplies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b) (n)	805	801
PetSmart, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b) (n)	425	424
Playa Resorts Holding B.V.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/07/24 (b) (n)	215	206
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (b)	240	241
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (b)	576	565
SIWF Holdings Inc.
1st Lien Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 05/25/25 (b)	574	571
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.86%, (1 Month USD LIBOR + 1.75%), 04/09/26 (b)	278	272
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (b) (n)	295	309
SMG US Midco 2, Inc.
2020 Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 01/23/25 (b)	123	117
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (b)	299	284
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (b) (n)	530	525
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (b) (n)	271	264
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (b)	502	502
Tamko Building Products, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/15/26 (b) (n)	245	244
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/15/26 (b) (n)	346	344
Travel Leaders Group, LLC
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 01/25/24 (b)	222	207
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (b)	210	209
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (b)	801	798
US LBM Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (b) (n)	64	63
Wand NewCo 3, Inc.
2020 Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 02/05/26 (b)	396	391
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 02/05/26 (b)	160	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Whatabrands LLC
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/02/26 (b)	640	635
		21,598
Industrials 0.6%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (b)	170	169
Amentum Government Services Holdings LLC
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 01/24/27 (b)	413	409
American Airlines, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 1.75%), 10/10/21 (b) (n)	94	86
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 10/10/21 (b) (n)	213	194
Repriced TL B due 2023, 0.00%, (1 Month USD LIBOR + 2.00%), 04/28/23 (b) (n)	150	143
2017 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 12/14/23 (b) (n)	5	5
2017 Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 2.00%), 12/14/23 (b) (n)	143	136
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (b) (n)	425	435
American Residential Services, LLC
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 10/07/27 (b)	150	149
American Trailer World Corp.
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 02/17/28 (b) (n)	325	322
Autokiniton US Holdings, Inc.
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (b) (n)	195	195
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	500	491
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (b)	129	127
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 08/01/25 (b)	400	396
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (b) (n)	20	20
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/31/26 (b) (n)	806	800
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (b)	300	299
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (b)	616	612
Convergint Technologies LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 - 03/04/26 (b) (n)	910	905
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 03/18/29 (b) (n) (o)	80	80
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (b)	685	680
Dun & Bradstreet Corporation (The)
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/06/26 (b)	924	918
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (b)	109	105
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (b)	202	195
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (b)	692	688
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (b)	521	520
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (b)	688	678
First Advantage Holdings, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/31/27 (b)	514	510
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (b)	156	154
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (b)	269	267
Garda World Security Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 10/30/26 (b) (n)	880	880
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (b)	436	433
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 10/14/27 (b)	559	558
Ineos Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/21/26 (b)	695	692
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 02/05/27 (b)	163	161
Kenan Advantage Group, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b) (n)	55	55
Minotaur Acquisition, Inc.
Term Loan B, 5.11%, (1 Month USD LIBOR + 5.00%), 02/27/26 (b)	685	684
Mirion Technologies, Inc.
2019 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 12/31/22 (b)	93	93
NCI Building Systems, Inc.
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/12/25 (b)	223	222
Packers Holdings, LLC
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 03/04/28 (b)	395	390
Pike Corporation
2021 Incremental Term Loan B, 3.13%, (1 Month USD LIBOR + 3.00%), 01/15/28 (b)	170	169
Pods, Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/17/28 (b) (n)	795	791
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (b)	302	300
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (b)	101	100
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (b)	157	156
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/05/23 (b)	304	303
Southern Graphics, Inc.
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 12/31/22 (b)	186	138
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (b)	93	92
The Hillman Group, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (b) (n)	41	40
1st Lien Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (b) (n)	199	198
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (b)	653	639
TransDigm, Inc.
2020 Term Loan F, 2.36%, (1 Month USD LIBOR + 2.25%), 06/09/23 (b)	706	691
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 04/04/25 (b) (n)	715	711
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 02/16/27 (b) (n)	30	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Univar Solutions Inc.
2019 USD Term Loan B5, 2.11%, (1 Month USD LIBOR + 2.00%), 11/08/26 (b)	94	93
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (b)	356	354
		19,660
Health Care 0.5%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 - 10/18/25 (b)	817	803
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (b)	444	429
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (b)	560	559
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (b)	530	531
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (b)	284	284
Bausch Health Companies Inc.
2018 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/19/25 (b)	296	295
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 11/26/25 (b)	405	402
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (b)	761	761
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (b)	786	783
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 05/09/25 (b) (n)	691	685
Endo Luxembourg Finance Company I S.a r.l.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 12/31/24 (b) (n)	390	386
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (b)	941	810
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (b) (n)	683	680
Gentiva Health Services, Inc.
2020 Term Loan, 0.00%, (1 Month USD LIBOR + 2.75%), 07/02/25 (b) (n)	725	720
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (b)	475	473
HC Group Holdings II, Inc.
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 05/22/26 (b)	946	942
Horizon Therapeutics USA, Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (b)	365	364
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (b)	353	353
Kodiak Building Partners Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b) (n)	195	194
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 10/15/27 (b)	123	124
MED ParentCo LP
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 08/01/26 (b) (n)	260	258
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 08/01/26 (b) (n)	327	325
1st Lien Delayed Draw Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 08/01/26 (b)	82	81
Milano Acquisition Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (b) (n)	695	692
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (b)	338	336
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (b)	205	205
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (b)	210	210
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (b)	818	808
Pathway Vet Alliance LLC
2021 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 03/31/27 (b)	773	768
PetVet Care Centers, LLC
2021 Term Loan B3, 0.00%, (1 Month USD LIBOR + 3.50%), 02/14/25 (b) (n)	20	20
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/28/25 (b)	456	452
2018 1st Lien Term Loan B, 5.29%, (3 Month USD LIBOR + 4.25%), 06/28/25 (b)	391	387
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	584	582
Sotera Health Holdings, LLC
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 12/31/24 (b)	530	528
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 06/19/25 (b)	829	824
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 10/05/27 (b)	457	458
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (b)	237	219
Upstream Newco, Inc.
2019 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 10/21/26 (b)	193	192
Zelis Healthcare Corporation
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/30/26 (b) (n)	135	134
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 09/30/26 (b) (n)	676	672
		18,729
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (b)	552	545
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (b)	821	820
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 02/04/28 (b)	615	612
Alliant Holdings Intermediate, LLC
Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 05/10/25 (b)	497	490
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 02/16/28 (b)	38	38
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (b)	7	7
AssuredPartners, Inc.
2020 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 02/13/27 (b)	816	806
Asurion LLC
2018 Term Loan B6, 0.00%, (1 Month USD LIBOR + 3.00%), 11/03/23 (b) (n)	648	646
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (b) (n)	618	614
2021 Term Loan B9, 3.36%, (1 Month USD LIBOR + 3.25%), 02/05/28 (b)	125	124
2021 2nd Lien Term Loan B3, 5.36%, (1 Month USD LIBOR + 5.25%), 02/05/28 (b)	100	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Blackstone CQP Holdco LP
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 05/29/24 (b)	486	484
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (b)	931	930
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 06/26/25 (b)	809	804
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (b)	113	94
Term Loan B, 8.25%, (3 Month USD LIBOR + 5.25%), 08/25/23 (b)	192	158
ION Trading Finance Limited
USD Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (b) (n)	810	809
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (b)	549	549
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/20/25 (b)	125	123
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.11%, (3 Month USD LIBOR + 1.00%), 06/30/25 (b)	26	14
PAI Holdco, Inc.
2020 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/13/25 (b)	200	201
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (b)	415	412
Ryan Specialty Group, LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 07/23/27 (b)	144	144
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 11/06/25 (b) (n)	527	519
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 02/06/24 (b)	412	404
The Edelman Financial Center, LLC
2018 First Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/15/28 (b) (n)	235	234
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (b)	532	519
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (b) (n)	355	361
2019 Term Loan, 5.25%, (3 Month USD LIBOR + 5.00%), 03/18/26 (b)	136	110
UGI Energy Services, LLC
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 08/01/26 (b)	226	225
		11,898
Communication Services 0.3%
Altice France S.A.
2018 Term Loan B13, 4.20%, (3 Month USD LIBOR + 4.00%), 07/13/26 (b)	825	822
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (b)	269	269
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (b)	700	692
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (b)	219	219
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (b)	432	414
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (b)	208	207
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (b)	89	89
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (1 Month USD LIBOR + 2.25%), 07/15/25 (b)	247	243
2018 Incremental Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/31/26 (b)	172	169
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (b)	242	165
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (b)	312	310
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (b)	5	5
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (1 Month USD LIBOR + 4.75%), 10/01/27 (b)	195	194
GoodRx, Inc.
1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 10/10/25 (b)	823	821
Gray Television, Inc.
2018 Term Loan C, 2.62%, (1 Month USD LIBOR + 2.50%), 10/30/25 (b)	822	816
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (b) (n)	173	145
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (b)	351	346
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (b)	124	127
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (b)	830	843
NASCAR Holdings Inc.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/26/26 (b)	190	188
Playtika Holding Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/11/28 (b) (n)	535	532
PUG LLC
USD Term Loan , 3.61%, (1 Month USD LIBOR + 3.50%), 01/31/27 (b)	432	416
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (b)	723	722
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (i) (j)	493	440
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (b) (o)	86	86
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (b)	431	398
Sinclair Television Group Inc.
Term Loan B2B, 2.61%, (1 Month USD LIBOR + 2.50%), 07/18/26 (b)	729	717
Telesat Canada
Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 11/22/26 (b)	447	430
Terrier Media Buyer, Inc.
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 12/17/26 (b)	479	474
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 03/15/26 (b)	128	128
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (b)	217	215
Ziggo Financing Partnership
USD Term Loan I, 2.61%, (1 Month USD LIBOR + 2.50%), 04/17/28 (b)	65	64
		11,706

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Materials 0.2%
Alpha 3 B.V.
2021 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (b)	95	95
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (b)	167	167
Axalta Coating Systems US Holdings Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (b) (n)	—	—
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (b)	415	416
Cyanco Intermediate Corporation
2018 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 03/07/25 (b)	133	132
Diamond (BC) B.V.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 07/24/24 (b)	717	713
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.00%), 06/20/25 (b)	380	374
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (b)	156	156
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (b)	475	472
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (b)	211	211
Illuminate Buyer, LLC
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 06/30/27 (b)	484	481
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 02/04/26 (b) (n)	655	653
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 10/10/25 (b)	466	461
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (b)	144	142
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.86%, (1 Month USD LIBOR + 4.75%), 08/21/25 (b)	416	413
2018 1st Lien Term Loan, 4.86%, (3 Month USD LIBOR + 4.75%), 08/21/25 (b)	4	3
Pregis TopCo Corporation
1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 07/25/26 (b)	489	484
Pro Mach Group, Inc.
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/07/25 (b)	268	263
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.19%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (b)	435	433
2018 2nd Lien Term Loan, 8.69%, (3 Month USD LIBOR + 8.50%), 06/18/26 (b)	25	25
Starfruit Finco B.V
2018 USD Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 09/20/25 (b)	229	226
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (b) (n)	3	3
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (b) (n)	347	343
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (b)	689	681
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (b)	300	283
Vertical Midco GmbH
USD Term Loan B, 4.48%, (3 Month USD LIBOR + 4.25%), 06/30/27 (b)	818	819
		8,449
Consumer Staples 0.2%
CHG PPC Parent LLC
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/16/25 (b)	688	677
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 01/04/22 (b)	385	383
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (b)	360	358
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.80%, (1 Month USD LIBOR + 3.69%), 05/17/25 (b)	677	669
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (b)	580	571
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (b)	250	251
Reynolds Consumer Products LLC
Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 01/30/27 (b)	165	164
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.25%), 07/12/26 (b)	129	128
Triton Water Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (b) (n)	760	756
United Natural Foods, Inc.
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 10/22/25 (b)	127	126
US Foods, Inc.
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 08/14/26 (b)	719	704
UTZ Quality Foods, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/13/28 (b)	40	40
Verscend Holding Corp.
2018 Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 08/08/25 (b)	825	824
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/27/25 (b) (n)	40	40
		5,691
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/16/25 (b)	447	416
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 06/30/25 (b)	232	228
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/11/26 (b) (n)	220	218
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (b)	294	294
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (1 Month USD LIBOR + 8.00%), 06/30/27 (b) (o)	170	167
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, 04/25/25 (i) (j)	222	11
Granite Acquisition, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/31/28 (b) (n)	335	334
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (b) (o)	502	500
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (b)	435	423
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (b)	451	436
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (b)	273	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 03/07/26 (b)	197	191
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 04/17/24 (b) (p)	6	6
U.S. Silica Company
2018 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 04/12/25 (b)	265	255
Win Waste Innovations
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/31/28 (b) (n)	275	274
		4,023
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.11%, (1 Month USD LIBOR + 2.00%), 08/02/26 (b)	54	54
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (b)	427	426
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (b)	72	71
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (b)	295	293
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 06/22/26 (b)	240	227
		1,071
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 09/18/26 (b)	253	251
Iron Mountain, Inc.
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/02/26 (b) (n)	803	791
		1,042
Total Senior Floating Rate Instruments (cost $135,862)		135,570
COMMON STOCKS 0.0%
Energy 0.0%
McDermott International, Inc. (i)	11	9
Oasis Petroleum Inc.	3	163
Tapstone Energy, LLC (i) (p)	8	12
Whiting Petroleum Corporation (i)	6	218
		402
Utilities 0.0%
El Paso Electric Company (i) (p)	20	382
Total Common Stocks (cost $894)		784
SHORT TERM INVESTMENTS 4.8%
Investment Companies 2.6%
JNL Government Money Market Fund, 0.00% (q) (r)	94,315	94,315
U.S. Treasury Bill 1.4%
Treasury, United States Department of
0.09%, 05/06/21 (s)	53,000	52,999
0.07%, 06/03/21 (s)	320	320
		53,319
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.00% (q) (r)	29,950	29,950
Total Short Term Investments (cost $177,584)		177,584
Total Investments 101.2% (cost $3,693,736)		3,708,259
Other Derivative Instruments 0.0%		303
Other Assets and Liabilities, Net (1.2)%		(45,916)
Total Net Assets 100.0%		3,662,646

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $350,886 and 9.6% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Non-income producing security.

(j) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(n) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(s) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	2,869	2,842	0.1
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	665	648	—
AES Gener S.A., 5.00%, 07/14/25	12/19/19	930	938	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	520	539	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AES Gener S.A., 6.35%, 10/07/79	12/20/19	714	750	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	1,674	1,811	0.1
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,262	1,352	—
Assembleia da República, 0.48%, 10/18/30	12/03/20	4,957	4,674	0.1
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	433	433	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	01/07/20	637	637	—
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	618	631	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	921	902	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,167	1,200	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	971	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	464	—
Banco Internacional Del Perú S.A.A. – Interbank, 4.00%, 07/08/30	12/03/20	926	918	—
Banco Macro S.A., 6.75%, 11/04/26	07/16/18	1,621	1,417	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	602	655	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	09/18/18	2,759	3,073	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,357	1,363	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	189	206	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	10/02/18	2,139	2,472	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/18/17	2,996	3,119	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	07/03/18	2,456	2,637	0.1
CIMB Bank Berhad, 1.00%, 10/09/24	11/26/19	1,204	1,204	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.94%, 02/12/29	03/03/21	1,488	1,434	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/06/21	4,789	4,424	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	1,960	1,802	0.1
CSN Islands XII Corp, 7.00% (callable at 100, 06/23/21)	01/07/19	1,756	2,103	0.1
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	09/26/17	2,860	2,914	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	521	543	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	3,877	3,952	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,101	1,106	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	11/24/20	996	992	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,648	2,332	0.1
Ena Norte SA, 4.95%, 04/25/23	10/24/17	281	283	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,380	1,394	0.1
Export-Import Bank of Thailand, 1.08%, 11/20/23	07/18/19	1,005	1,003	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,673	2,779	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,950	3,136	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	2,502	2,778	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	364	361	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,530	4,783	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	319	357	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	4,468	4,927	0.1
Geopark Limited, 6.50%, 09/21/24	01/29/19	1,983	2,067	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,209	1,249	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,583	2,734	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,306	2,813	0.1
Ireland, Government of, 1.00%, 05/15/26	09/27/17	2,400	2,546	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,113	2,287	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	02/10/21	1,030	1,030	—
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	627	630	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	1,038	1,015	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,982	2,131	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	11/10/17	1,809	1,827	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/03/17	1,006	1,069	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,851	2,939	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,196	1,249	—
Multibank, Inc., 4.38%, 11/09/22	09/25/19	808	820	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/27/18	1,004	1,095	—
Ooredoo International Finance Limited, 3.25%, 02/21/23	06/17/20	516	518	—
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	211	219	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	253	264	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,114	1,089	—
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,723	2,349	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	1,484	2,190	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	1,527	1,517	0.1
POSCO, 2.38%, 01/17/23	07/10/20	1,936	1,950	0.1
POSCO, 2.75%, 07/15/24	09/17/20	626	633	—
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	288	285	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,437	1,386	—
Reliance Industries Limited, 5.40%, 02/14/22	08/28/20	1,035	1,039	—
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,011	1,078	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	372	388	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	352	372	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	4,252	4,628	0.1
Republique Francaise Presidence, 1.50%, 05/25/31	12/03/20	1,728	1,624	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	05/12/20	502	504	—
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,424	1,455	0.1
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	194	196	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	5,341	5,245	0.2
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	11/02/20	413	413	—
SPARC Limited, 0.00%, 12/05/22	09/25/17	3,003	3,030	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	04/10/19	1,127	1,270	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	1,151	1,151	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	398	388	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	1,207	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	920	868	—
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	1,759	1,787	0.1
The State of Qatar, 3.38%, 03/14/24	04/30/20	1,673	1,716	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	4,230	3,772	0.1
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	686	724	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,956	4,260	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/04/20	1,252	1,252	—
		162,916	157,527	4.3

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Constant Contact Inc - Delayed Draw Term Loan	150	-
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	74	1
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	63	1
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	75	-
	362	2

JNL/DoubleLine Core Fixed Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	GSC	04/09/21	AUD	(4,590)	(3,486)	90
USD/EUR	SSB	04/09/21	EUR	(2,720)	(3,190)	92
USD/NZD	SSB	04/09/21	NZD	(4,490)	(3,136)	121
					(9,812)	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 63.9%
Mexico 7.1%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (a)	310	220
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (c)	400	416
7.50%, (100, 06/27/29) (b) (c)	1,500	1,639
7.50%, (100, 06/27/29) (a) (b)	530	579
7.63%, (100, 01/10/28) (b) (c) (d)	6,800	7,463
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (c)	800	798
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	700	720
5.13%, 01/18/33 (a)	500	517
5.13%, 01/18/33 (c)	8,800	9,064
Becle, S.A. de C.V.
3.75%, 05/13/25 (a)	600	652
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (a)	1,800	1,783
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	4,217	4,703
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (b) (c) (e)	3,950	3,560
9.50%, 02/07/26 (a)	3,200	3,403
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (a)	2,400	2,370
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (a)	910	1,010
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (b) (c) (d)	8,500	8,999
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (a)	300	310
Grupo Idesa, S.A. de C.V.
9.38%, 05/22/26 (a) (f)	1,260	762
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (a)	100	106
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	1,477	1,669
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (a)	2,700	2,712
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (c) (e)	8,350	6,847
7.38%, 02/12/26 (c)	2,200	2,129
8.38%, 01/27/28 (c)	300	291
		62,722
Singapore 7.0%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (c)	1,000	1,053
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (b) (c)	17,450	17,537
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	183	213
Medco Bell PTE. LTD.
6.38%, 01/30/27 (a)	1,740	1,752
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (g)	2,400	2,377
1.83%, 09/10/30 (a) (g)	7,200	7,131
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (c)	3,400	3,366
Temasek Financial (I) Limited
1.00%, 10/06/30 (c)	250	228
1.00%, 10/06/30 (a)	12,950	11,829
United Overseas Bank Limited
3.88%, (100, 10/19/23) (b)	8,100	8,383
3.50%, 09/16/26 (c) (h)	2,200	2,225
2.88%, 03/08/27 (h)	5,200	5,278
1.75%, 03/16/31 (c)	700	688
		62,060
India 4.9%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	800	765
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (c)	1,400	1,468
Indian Oil Corporation Limited
5.75%, 08/01/23 (c)	7,900	8,647
ONGC Videsh Limited
4.63%, 07/15/24 (c)	200	219
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (c)	9,500	10,062
Reliance Industries Limited
5.40%, 02/14/22 (c)	12,500	12,984
3.67%, 11/30/27 (a)	410	446
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (a)	2,200	1,868
Vedanta Resources Limited
7.13%, 05/31/23 (c)	2,000	1,785
6.13%, 08/09/24 (c)	6,500	5,224
		43,468
Peru 4.6%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (a)	930	1,237
Banco BBVA Peru
5.25%, 09/22/29 (c)	1,450	1,570
Banco de Credito del Peru
6.13%, 04/24/27 (c)	1,600	1,682
3.13%, 07/01/30 (a)	2,300	2,302
3.13%, 07/01/30 (c)	2,100	2,105
Banco Internacional Del Perú S.A.A. – Interbank
4.00%, 07/08/30 (c)	6,100	6,222
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (a)	490	556
Corporacion Lindley S.A.
6.75%, 11/23/21 (c)	878	892
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	474	496
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	2,000	2,175
Inkia Energy Limited
5.88%, 11/09/27 (c)	5,062	5,309
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (c) (i)	566	540
PERU LNG
5.38%, 03/22/30 (c)	6,100	5,452
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (c)	7,620	7,938
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (c)	2,175	2,395
		40,871
Colombia 4.3%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	2,500	2,654
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (c)	800	820
Bancolombia SA
4.88%, 10/18/27	7,150	7,234
Canacol Energy Ltd.
7.25%, 05/03/25 (c)	7,400	7,807
7.25%, 05/03/25 (a)	800	848
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,433
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	800	953
Geopark Limited
6.50%, 09/21/24 (c)	6,500	6,719
Gilex Holding SARL
8.50%, 05/02/23 (c)	800	833
8.50%, 05/02/23 (a)	2,200	2,285
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	5,296
6.25%, 02/15/25 (a)	300	248
		38,130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Chile 4.2%
AES Gener S.A.
5.00%, 07/14/25 (c)	900	938
7.13%, 03/26/79 (a)	3,900	4,206
7.13%, 03/26/79 (c)	1,200	1,293
6.35%, 10/07/79 (c)	4,100	4,392
6.35%, 10/07/79 (a)	2,000	2,143
Chile Electricity PEC Spa
0.00%, 01/25/28 (a) (i)	4,700	3,831
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (a)	2,000	2,162
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	2,000	2,180
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	2,143	2,138
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	2,438	2,550
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c) (d)	4,600	3,852
S.A.C.I. Falabella
3.75%, 04/30/23 (c)	4,100	4,300
Transelec S.A.
4.63%, 07/26/23 (c)	2,295	2,467
4.25%, 01/14/25 (c)	500	544
		36,996
Panama 4.1%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	4,300	4,458
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (a)	3,000	3,044
Banco Nacional De Panama
2.50%, 08/11/30 (a)	1,900	1,763
Banistmo S.A.
3.65%, 09/19/22 (c)	4,400	4,488
3.65%, 09/19/22 (a)	900	918
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (a)	1,700	1,878
Ena Norte SA
4.95%, 04/25/23 (c)	5,419	5,561
Global Bank Corporation
4.50%, 10/20/21 (c)	4,600	4,663
4.50%, 10/20/21 (a)	200	203
5.25%, 04/16/29 (a)	1,200	1,254
Multibank, Inc.
4.38%, 11/09/22 (c)	1,100	1,128
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,400	1,404
6.50%, 10/01/38 (a)	5,800	5,855
		36,617
Brazil 3.6%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (c) (g)	6,640	6,532
BTG Pactual Holding S.A.
7.75%, 02/15/29 (a)	6,400	6,786
Cosan Overseas Limited
8.25%, (100, 08/05/21) (b) (c)	2,500	2,547
CSN Islands XII Corp
7.00%, (100, 06/23/21) (b) (c)	3,050	3,054
CSN Resources S.A.
7.63%, 04/17/26 (a)	3,400	3,619
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (c) (j)	300	312
4.88%, 01/22/30 (a)	1,900	1,917
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (c)	3,040	2,846
4.63%, (100, 02/27/25) (a) (b)	2,560	2,398
6.13%, (100, 12/12/22) (b) (c)	2,100	2,108
		32,119
South Korea 3.3%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (c)	7,500	7,616
1.75%, 05/06/25 (a)	1,000	1,016
Korea Electric Power Corp
1.13%, 06/15/25 (a)	2,500	2,479
NongHyup Bank
1.25%, 07/20/25 (a)	6,000	5,969
POSCO
2.38%, 11/12/22 (c)	900	922
2.38%, 01/17/23 (c) (d)	3,700	3,797
2.75%, 07/15/24 (c)	5,300	5,588
Woori Bank
4.25%, (100, 10/04/24) (b) (c)	1,700	1,774
		29,161
Netherlands 2.7%
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (a)	7,200	8,188
Digicel International Finance Limited
8.75%, 05/25/24 (a)	412	425
13.00%, 12/31/25 (a) (f)	218	220
8.00%, 12/31/26 (a) (d)	164	159
Petrobras Global Finance B.V.
5.09%, 01/15/30	810	841
6.75%, 06/03/50 (d)	13,300	14,109
		23,942
Indonesia 2.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	4,414	5,163
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	7,998	8,334
5.63%, 08/10/37 (c)	4,100	4,269
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	5,034	5,638
6.75%, 04/24/33 (a)	182	204
		23,608
Cayman Islands 2.5%
Baidu, Inc.
3.43%, 04/07/30	200	209
CK Hutchison International (20) Limited
2.50%, 05/08/30 (a)	3,400	3,378
ENN energy Holdings Limited
3.25%, 07/24/22 (c)	200	205
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	200	202
JD.com, Inc.
3.38%, 01/14/30	7,000	7,195
Sparc EM SPC
0.00%, 12/05/22 (a) (i)	1,848	1,806
SPARC Limited
0.00%, 12/05/22 (c) (i)	2,016	1,976
Tencent Holdings Limited
2.39%, 06/03/30 (a)	7,100	6,843
		21,814
Malaysia 1.8%
CIMB Bank Berhad
3.26%, 03/15/22 (c)	1,000	1,025
1.00%, (3 Month USD LIBOR + 0.78%), 10/09/24 (c) (h)	500	501
Gohl Capital Limited
4.25%, 01/24/27 (c)	5,000	5,319
Malayan Banking Berhad
0.99%, (3 Month USD LIBOR + 0.80%), 08/16/24 (c) (h)	5,400	5,410
3.91%, 10/29/26 (c) (h)	2,600	2,639
PETRONAS Capital Limited
3.50%, 04/21/30 (a)	1,200	1,284
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (c)	200	212
		16,390
Jersey 1.5%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (a)	13,500	13,128
Virgin Islands (British) 1.4%
China National Petroleum Corporation
1.13%, 06/23/23 (c)	3,000	3,004

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (c)	2,400	2,481
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (a)	1,500	1,491
State Grid Overseas Investment Limited
3.13%, 05/22/23 (c)	3,700	3,870
1.00%, 08/05/25 (c)	1,700	1,650
		12,496
Argentina 1.4%
Banco Macro S.A.
6.75%, 11/04/26 (c)	4,800	3,780
6.75%, 11/04/26 (a)	1,000	803
Pampa Energia S.A.
7.50%, 01/24/27 (c)	7,250	5,872
9.13%, 04/15/29 (c)	150	125
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (k) (l)	4,649	1,836
		12,416
United States of America 1.2%
Freeport-McMoRan Inc.
4.63%, 08/01/30	1,000	1,088
5.40%, 11/14/34	3,500	4,170
5.45%, 03/15/43	3,000	3,604
Premier Health Group Inc.
7.95%, 05/11/26 (a)	1,500	1,562
		10,424
Luxembourg 1.1%
Minerva Luxembourg S.A.
4.38%, 03/18/31 (a) (d)	9,800	9,585
Dominican Republic 1.0%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (a)	840	876
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	2,244	2,328
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	5,400	5,616
		8,820
Bermuda 0.8%
Credicorp Ltd.
2.75%, 06/17/25 (a)	800	817
Digicel Group Limited
7.00%, (100, 06/01/23) (a) (b) (f) (g)	788	575
8.00%, 04/01/25 (a) (f)	571	473
Ooredoo International Finance Limited
3.25%, 02/21/23 (c)	5,000	5,181
3.75%, 06/22/26 (c)	430	472
		7,518
Canada 0.8%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	4,000	4,453
5.88%, 05/18/30 (a)	1,900	2,296
		6,749
Guatemala 0.4%
Energuate Trust
5.88%, 05/03/27 (c)	600	634
5.88%, 05/03/27 (a)	1,360	1,441
Industrial Senior Trust
5.50%, 11/01/22 (c)	350	366
The Central America Bottling Corporation
5.75%, 01/31/27 (a)	680	721
		3,162
Ireland 0.3%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	2,700	2,879
Paraguay 0.3%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	2,900	2,849
Philippines 0.2%
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	2,000	2,079
Mauritius 0.2%
Network I2I Limited
5.65%, (100, 01/15/25) (a) (b)	1,900	2,007
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (b) (c)	600	629
Export-Import Bank of Thailand
1.08%, (3 Month USD LIBOR + 0.90%), 11/20/23 (c) (h)	473	474
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (a)	400	412
2.99%, 01/15/30 (a)	260	262
		1,777
Israel 0.2%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (a)	600	621
5.41%, 12/30/25 (a)	1,095	1,146
		1,767
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (a) (d)	700	704
Total Corporate Bonds And Notes (cost $554,965)		566,258
GOVERNMENT AND AGENCY OBLIGATIONS 34.1%
Indonesia 4.7%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (c)	5,300	5,360
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (c)	9,000	9,461
3.85%, 10/15/30	13,200	14,487
4.35%, 01/11/48	1,200	1,300
3.70%, 10/30/49	11,000	11,179
		41,787
Saudi Arabia 4.2%
Government of Saudi Arabia
2.90%, 10/22/25 (a)	5,300	5,611
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (c)	6,200	6,249
2.88%, 03/04/23 (c)	3,700	3,844
3.75%, 01/21/55 (c)	2,450	2,397
3.45%, 02/02/61 (c)	20,700	18,882
		36,983
Philippines 3.4%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,734
1.65%, 06/10/31 (d)	7,400	6,987
3.70%, 03/01/41 - 02/02/42	16,650	17,317
2.95%, 05/05/45	2,400	2,229
2.65%, 12/10/45	1,400	1,257
		30,524
Peru 3.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	2,200	2,263
2.78%, 01/23/31	7,000	7,000
3.30%, 03/11/41	12,400	12,008
3.55%, 03/10/51	5,550	5,405
2.78%, 12/01/60	1,900	1,568
		28,244
Chile 3.1%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,710
3.50%, 01/25/50	7,600	7,760
3.10%, 01/22/61	16,400	15,252
		27,722

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Mexico 3.0%
Gobierno Federal de los Estados Unidos Mexicanos
4.75%, 04/27/32	2,650	2,937
4.60%, 02/10/48	1,000	1,019
4.50%, 01/31/50	5,400	5,465
5.00%, 04/27/51	1,400	1,511
3.77%, 05/24/61	17,900	15,752
		26,684
Panama 2.6%
Government of the Republic of Panama
4.00%, 09/22/24	2,000	2,175
3.75%, 03/16/25	3,000	3,255
4.30%, 04/29/53	400	430
3.87%, 07/23/60	16,900	16,773
		22,633
Dominican Republic 2.5%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (a)	2,000	2,018
4.88%, 09/23/32 (a)	14,200	14,395
5.30%, 01/21/41 (a)	1,850	1,813
6.40%, 06/05/49 (a)	750	781
5.88%, 01/30/60 (c)	3,600	3,420
		22,427
Colombia 2.4%
Presidencia de la República de Colombia
5.00%, 06/15/45	15,700	16,729
4.13%, 05/15/51	4,600	4,364
		21,093
United Arab Emirates 1.8%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	2,400	2,568
3.13%, 09/30/49 (c)	11,100	10,517
3.88%, 04/16/50 (c)	2,800	3,025
		16,110
Brazil 1.4%
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	6,000	6,074
5.63%, 02/21/47	5,900	5,974
		12,048
Israel 0.9%
Ministry of Defence State of Israel
3.38%, 01/15/50	7,800	7,844
Qatar 0.7%
The State of Qatar
3.88%, 04/23/23 (c)	2,500	2,662
3.38%, 03/14/24 (c)	3,600	3,861
		6,523
South Korea 0.1%
The Korea Development Bank
1.00%, 09/09/26	1,000	986
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (c)	510	540
Total Government And Agency Obligations (cost $302,150)		302,148
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (k) (m)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund, 0.00% (n) (o)	28,690	28,690
Investment Companies 0.9%
JNL Government Money Market Fund, 0.00% (n) (o)	7,499	7,499
Total Short Term Investments (cost $36,189)		36,189
Total Investments 102.1% (cost $893,304)		904,595
Other Assets and Liabilities, Net (2.1)%		(18,987)
Total Net Assets 100.0%		885,608

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $202,870 and 22.9% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2021.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) Non-income producing security.

(l) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	10,643	10,517	1.2
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	3,104	3,025	0.3
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,415	1,468	0.2
AES Gener S.A., 5.00%, 07/14/25	12/19/19	930	938	0.1
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,238	1,293	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,111	4,392	0.5
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,570	1,570	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,604	2,654	0.3
Banco de Credito del Peru, 6.13%, 04/24/27	06/17/20	1,649	1,682	0.2
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,144	2,105	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,251	2,328	0.3
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	5,459	6,532	0.7
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	806	820	0.1
Banco Internacional Del Perú S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,274	6,222	0.7
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,483	3,780	0.4
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.75% (callable at 100, 09/27/24)	01/31/20	428	416	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,505	1,639	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,736	7,463	0.8
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	802	798	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	629	0.1
Banistmo S.A., 3.65%, 09/19/22	09/26/19	4,420	4,488	0.5
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	672	720	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/09/18	8,132	9,064	1.0
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,998	2,079	0.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,020	1,053	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	07/11/18	2,638	2,879	0.3
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	386	400	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	133	140	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/25/18	7,266	7,807	0.9
China National Petroleum Corporation, 1.13%, 06/23/23	10/21/20	3,008	3,004	0.3
CIMB Bank Berhad, 3.26%, 03/15/22	11/03/20	1,022	1,025	0.1
CIMB Bank Berhad, 1.00%, 10/09/24	12/03/19	501	501	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	11/06/18	4,078	4,703	0.5
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	888	892	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	04/25/16	2,307	2,547	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	3,871	3,560	0.4
CSN Islands XII Corp, 7.00% (callable at 100, 06/23/21)	02/01/19	2,624	3,054	0.3
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	05/02/17	17,358	17,537	2.0
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,501	5,616	0.6
Embotelladora Andina S.A, 5.00%, 10/01/23	09/25/19	2,097	2,180	0.3
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,161	2,138	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	2,568	2,550	0.3
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,326	3,852	0.4
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,520	5,561	0.6
Energuate Trust, 5.88%, 05/03/27	08/09/18	577	634	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	204	205	—
Export-Import Bank of Thailand, 1.08%, 11/20/23	09/17/19	475	474	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	499	496	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	851	953	0.1
Geopark Limited, 6.50%, 09/21/24	05/30/18	6,407	6,719	0.8
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	808	833	0.1
Global Bank Corporation, 4.50%, 10/20/21	05/01/17	4,606	4,663	0.5
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/04/20	311	312	—
Gohl Capital Limited, 4.25%, 01/24/27	05/01/17	5,079	5,319	0.6
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,233	5,296	0.6
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	01/09/19	8,679	8,999	1.0
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	1,661	2,175	0.3
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,353	8,647	1.0
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	350	366	—
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	4,913	5,309	0.6
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/01/21	2,816	2,846	0.3
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	06/21/18	1,973	2,108	0.2
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	7,784	7,616	0.9
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	202	213	—
Malayan Banking Berhad, 0.99%, 08/16/24	10/09/19	5,419	5,410	0.6
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	2,612	2,639	0.3
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	08/31/18	1,438	1,669	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,129	8,334	0.9
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	4,119	4,269	0.5
Multibank, Inc., 4.38%, 11/09/22	09/26/19	1,102	1,128	0.1
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	214	219	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/30/16	9,391	10,062	1.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,138	5,181	0.6
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	453	472	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,419	2,377	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,923	5,872	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	121	125	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	495	540	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	3,738	5,452	0.6
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	5,384	5,360	0.6
POSCO, 2.38%, 11/12/22	07/30/20	917	922	0.1
POSCO, 2.38%, 01/17/23	07/10/20	3,761	3,797	0.4
POSCO, 2.75%, 07/15/24	09/16/20	5,527	5,588	0.6
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	3,456	3,420	0.4
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,491	3,366	0.4
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	13,126	12,984	1.5
S.A.C.I. Falabella, 3.75%, 04/30/23	12/05/17	4,168	4,300	0.5
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/30/20	6,227	6,249	0.7
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,763	3,844	0.4
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	2,380	2,397	0.3
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	19,240	18,882	2.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,762	7,938	0.9
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	11/02/20	2,479	2,481	0.3
SPARC Limited, 0.00%, 12/05/22	09/29/17	1,959	1,976	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,008	5,638	0.6
State Grid Overseas Investment Limited, 3.13%, 05/22/23	08/13/20	3,870	3,870	0.4
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/27/20	1,690	1,650	0.2
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,836	0.2
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	243	228	—
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	9,310	9,461	1.1
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,591	2,662	0.3
The State of Qatar, 3.38%, 03/14/24	04/30/20	3,765	3,861	0.4
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	206	212	—
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,382	2,467	0.3
Transelec S.A., 4.25%, 01/14/25	02/11/20	527	544	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,219	2,395	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,435	1,404	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	6,847	0.8
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	1,601	2,129	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.38%, 01/27/28	05/15/20	196	291	—
United Overseas Bank Limited, 3.50%, 09/16/26	08/07/20	2,220	2,225	0.3
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	706	688	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,968	1,785	0.2
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,086	5,224	0.6
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/03/20	1,769	1,774	0.2
		401,523	406,248	45.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.6%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 2.56%, (1 Month USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,767
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.63%, (3 Month USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,505
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,631	2,609
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	5,550	5,609
Series 2020-B-A, REMIC, 3.54%, 10/17/22	4,200	4,293
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	2,440	2,473
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/24	4,650	4,688
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	1,001
AGL CLO Ltd
Series 2020-B-5A, 3.00%, (3 Month USD LIBOR + 2.78%), 07/22/30 (a)	5,000	5,014
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	3,683	3,734
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	3,346	3,330
Allegro CLO VII Ltd
Series 2018-A-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,997
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,032	846
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	891	740
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,937	5,373
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 1.02%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,425
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.29%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,380
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	10,488
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.72%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	2,000
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 1.51%, (3 Month USD LIBOR + 1.27%), 07/15/30 (a)	3,000	3,000
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 1.61%, (3 Month USD LIBOR + 1.37%), 07/15/32 (a)	7,500	7,505
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	1,977	1,980
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	3,784	3,806
Apidos CLO XXXV
Series 2021-A-35A, 0.00%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	2,002
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,541	1,468
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.97%, 05/15/53 (a)	49,175	3,580
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.
Series 2019-C-FL1, 2.21%, (1 Month USD LIBOR + 2.10%), 05/15/37 (a)	438	437
AREIT Trust
Series 2019-D-CRE3, 2.76%, (1 Month USD LIBOR + 2.65%), 07/14/22 (a) (b)	4,369	4,299
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.74%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,751
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 01/15/27	3,709	3,706
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	3,007	3,064
Assurant CLO III LTD
Series 2018-A-2A, 1.45%, (3 Month USD LIBOR + 1.23%), 10/20/31 (a)	4,000	4,000
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.02%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	2,860	2,861
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	977
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.87%, (3 Month USD LIBOR + 1.65%), 07/26/31 (a) (c)	2,000	2,000
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 06/15/21 (a)	1,232	1,194
Series 2018-E-ATRM, REMIC, 3.51%, (1 Month USD LIBOR + 3.40%), 06/15/21 (a)	2,913	2,789
Series 2017-E-ATRM, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,463
Avant Loans Funding Trust
Series 2019-A-B, 2.72%, 05/15/21	280	280
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	538	538
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.92%, 05/20/36 (a)	2,556	2,554
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.40%, 05/17/50 (a)	15,624	959
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.57%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	5,008
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	1,558	1,567
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	331	330
Series 2017-D-DELC, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	377	376
Series 2017-E-DELC, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	759	751
Series 2017-F-DELC, REMIC, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	2,138	1,997
Series 2018-F-TALL, REMIC, 3.34%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,685
Interest Only, Series 2017-XA-C1, REMIC, 1.45%, 02/17/50 (a)	21,719	1,486
BBCMS Trust
Series 2019-E-BWAY, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,540
Series 2018-D-CBM, REMIC, 2.50%, (1 Month USD LIBOR + 2.39%), 07/15/37 (a) (b)	2,753	2,715
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	3,283	2,364
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.52%, 01/16/54 (a)	30,689	3,797
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 1.47%, (3 Month USD LIBOR + 1.25%), 07/20/29 (a)	1,997	1,997
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,837
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.65%, (1 Month USD LIBOR + 2.54%), 10/15/21 (a)	2,751	2,683
BHMS
Series 2018-C-ATLS, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 07/16/35 (a)	2,868	2,854

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Birch Grove CLO Ltd
Series A-19A, REMIC, 1.67%, (3 Month USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,501
BlueMountain CLO XXV Ltd
Series 2019-B-25A, 2.04%, (3 Month USD LIBOR + 1.80%), 07/15/32 (a)	1,250	1,251
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,551
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (a)	912	930
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	5,160	5,155
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,750	1,745
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-D-BIOA, REMIC, 1.43%, (1 Month USD LIBOR + 1.32%), 03/16/37 (a)	810	810
BX Commercial Mortgage Trust 2019-IMC
Series 2019-D-IMC, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 04/15/21 (a)	1,000	986
Series 2019-F-IMC, REMIC, 3.01%, (1 Month USD LIBOR + 2.90%), 04/15/21 (a)	4,606	4,480
BX Trust
Series 2018-E-GW, REMIC, 2.08%, (1 Month USD LIBOR + 1.97%), 05/15/37 (a) (b)	968	966
Series 2018-F-GW, REMIC, 2.53%, (1 Month USD LIBOR + 2.42%), 05/15/37 (a) (b)	839	835
Series 2018-G-GW, REMIC, 3.03%, (1 Month USD LIBOR + 2.92%), 05/15/37 (a) (b)	581	566
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 08/16/21 (a)	3,765	3,700
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 2.36%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,798
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,873	2,899
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 11/18/21 (a)	3,310	3,055
Carbone Clo Ltd
Series 2017-A1-1A, 1.36%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	3,001
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 1.52%, (3 Month USD LIBOR + 1.30%), 04/21/31 (a)	994	994
Series 2017-A2-1A, 1.87%, (3 Month USD LIBOR + 1.65%), 04/21/31 (a)	2,000	2,000
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	3,757	3,634
CarVal CLO III Ltd
Series 2019-A-2A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/20/32 (a)	8,000	8,004
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,295
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,775	2,755
Cathedral Lake CLO 2016-4 Ltd
Series 2016-AR-4A, 1.47%, (3 Month USD LIBOR + 1.25%), 10/20/28 (a)	1,500	1,500
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 1.55%, (3 Month USD LIBOR + 1.31%), 07/16/29 (a)	2,000	1,997
CBAM 2017-1 Ltd
Series 2017-B-1A, 2.02%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	1,000
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.29%, 05/12/50 (a)	17,934	1,010
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.86%, 04/10/26 (a)	2,332	2,428
Interest Only, Series 2016-XA-C3, REMIC, 0.99%, 01/10/48 (a)	4,853	203
Interest Only, Series 2017-XA-C8, REMIC, 1.59%, 06/17/50 (a)	15,719	1,070
Interest Only, Series 2016-XA-C4, REMIC, 1.65%, 05/10/58 (a)	15,791	1,097
CFIP CLO Ltd
Series 2014-AR-1A, 1.54%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,500
CHCP 2021-FL1 Ltd
Series 2021-C-FL1, 2.22%, (1 Month USD LIBOR + 2.10%), 02/16/38 (a) (b)	2,500	2,504
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	549	550
Series 2017-F-CSMO, REMIC, 3.85%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	172	171
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,510
CIM Trust
Series 2017-A1-6, REMIC, 3.02%, 06/25/57 (a)	5,145	5,091
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	3,867	4,097
Series 2018-E-TBR, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,550
Series 2018-F-TBR, REMIC, 3.76%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,285
Interest Only, Series 2014-XA-GC19, REMIC, 1.14%, 03/12/47 (a)	25,825	725
Interest Only, Series 2014-XA-GC21, REMIC, 1.16%, 05/10/47 (a)	24,335	756
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (a)	3,976	197
Interest Only, Series 2016-XA-GC37, REMIC, 1.70%, 04/12/49 (a)	3,893	277
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	6,919	492
Interest Only, Series 2016-XA-P5, REMIC, 1.49%, 10/13/49 (a)	10,958	610
Interest Only, Series 2017-XA-P7, REMIC, 1.11%, 04/15/50 (a)	13,492	702
Citigroup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (b)	12,519	12,692
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	7,686	7,824
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	911	912
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	1,225	1,228
CLNC Ltd
Series 2019-D-FL1, 3.01%, (1 Month USD LIBOR + 2.90%), 04/19/26 (a)	3,000	2,851
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,366	1,368
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.91%, 04/12/24 (a)	1,544	1,649
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.53%, 08/12/25 (a)	2,252	2,364
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.62%, 10/10/25 (a)	306	333
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	405	439
Series 2018-D-HCLV, REMIC, 2.28%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	193
Interest Only, Series 2013-XA-CR12, REMIC, 1.11%, 10/15/46 (a)	32,088	780
Interest Only, Series 2014-XA-UBS3, REMIC, 1.07%, 06/12/47 (a)	30,864	885
Interest Only, Series 2015-XA-LC21, REMIC, 0.69%, 07/10/48 (a)	18,450	467
Interest Only, Series 2015-XA-CR25, REMIC, 0.83%, 08/12/48 (a)	20,569	653
Interest Only, Series 2015-XA-CR26, REMIC, 0.93%, 10/10/48 (a)	4,807	171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-CR27, REMIC, 0.92%, 10/13/48 (a)	10,632	388
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	805	811
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	2,320	2,316
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.53%, 01/15/49 (a)	574	572
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	825	789
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	4,514	4,518
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	500
Credit Suisse Mortgage Trust
Series 2017-E-CHOP, REMIC, 3.41%, (1 Month USD LIBOR + 3.30%), 07/15/32 (a) (b)	1,874	1,687
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/20/28 (a)	4,493	4,493
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	309	336
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 05/17/21 (a)	3,398	3,390
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.47%, 02/25/60 (a)	4,846	4,839
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	7,323	7,436
CSMC Trust
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	2,854	2,844
Series 2019-A1-RPL2, REMIC, 3.86%, 11/25/58 (a) (b)	4,179	4,185
Series 2019-A1-RPL9, REMIC, 3.01%, 10/25/59 (a) (b)	390	390
Series 2019-A1-RP10, REMIC, 3.06%, 12/25/59 (a)	11,458	11,485
CVP CLO Ltd
Series 2017-A-2A, 1.41%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	10,000
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,154	3,144
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.35%, 03/12/26 (a)	801	759
Interest Only, Series 2016-XA-C1, REMIC, 1.43%, 05/12/49 (a)	12,336	722
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	585	590
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a)	3,430	3,503
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a)	78	78
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.42%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	1,233	1,128
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,681	2,828
Dryden 37 Senior Loan Fund
Series 2019-AR2-75A, 0.00%, (3 Month USD LIBOR + 1.04%), 04/15/34 (a)	3,500	3,500
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	431	431
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,963
Elmwood CLO II Ltd
Series 2019-A-2A, 1.67%, (3 Month USD LIBOR + 1.45%), 04/21/31 (a)	5,000	5,001
Series 2019-B-2A, 2.32%, (3 Month USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,501
Series 2019-AR-2A, 0.00%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	5,000
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.48%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,510
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,486
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,303
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 0.82%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,491	1,432
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	1,881	1,939
Fountainbleu Miami Beach Trust Class F
Series 2019-F-FBLU, REMIC, 3.96%, 12/12/24 (a)	2,086	2,097
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 3.96%, 12/12/24 (a)	3,670	3,644
FREMF 2015-KF08 Mortgage Trust
Series 2015-B-KF08, REMIC, 4.97%, (1 Month USD LIBOR + 4.85%), 02/25/22 (a)	841	839
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.62%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	499
FREMF 2016-KF20 Mortgage Trust
Series 2016-B-KF20, REMIC, 5.17%, (1 Month USD LIBOR + 5.05%), 07/25/23 (a)	500	507
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.47%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	408	418
FREMF 2017-KF28 Mortgage Trust
Series 2017-B-KF28, REMIC, 4.11%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	500	512
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.67%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	287	294
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.36%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	505
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 2.32%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	3,676	3,681
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 2.42%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	984	992
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 1.07%, (3 Month USD LIBOR + 0.85%), 07/17/28 (a) (c)	4,745	4,746
GCAT, LLC
Series 2020-A1-4, 2.61%, 12/26/23 (b)	7,661	7,698
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.43%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	3,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,896	1,913
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	2,043	2,062
GLS Auto Receivables Trust
Series 2019-A-2A, 3.06%, 04/17/23	305	307
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (b)	3,075	3,071
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	4,283	4,090
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.51%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,702
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 2.11%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,978
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.40%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	4,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 1.98%, (1 Month USD LIBOR + 1.87%), 06/15/21 (a) (b)	3,605	3,456
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,508
Series 2018-E-LUAU, REMIC, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/32 (a) (b)	3,342	3,288
Series 2018-G-RIVR, REMIC, 2.71%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,704
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.71%, (1 Month USD LIBOR + 2.60%), 08/21/21 (a) (b)	4,000	3,700
Interest Only, Series 2014-XA-GC24, REMIC, 0.73%, 09/10/47 (a)	9,085	194
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a)	1,809	1,232
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	5,453	174
Interest Only, Series 2017-XA-GS6, REMIC, 1.03%, 05/12/50 (a)	22,858	1,266
Interest Only, Series 2017-XA-GS8, REMIC, 0.97%, 11/11/50 (a)	32,354	1,635
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.74%, 12/12/53 (a)	28,923	3,799
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	2,786	2,801
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 1.48%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	10,014
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.12%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	3,041	3,040
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.57%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,504
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.37%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	4,000
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.82%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,845
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,620	2,654
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,723	7,624
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,900	2,777
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	652	628
Series 2017-FFL-APTS, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	652	645
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	603	622
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,208	753
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,214
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,214
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,377
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,396
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,462
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	165	132
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (a)	2,400	2,237
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series 2013-C-C13, REMIC, 4.08%, 07/17/23 (a)	2,132	2,237
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,810
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/10/23 (a)	3,103	3,211
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-C-LAQ, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 06/15/35 (a) (b)	3,830	3,832
Series 2018-D-LAQ, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 06/15/35 (a) (b)	1,520	1,520
Series 2018-E-LAQ, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 06/15/35 (a) (b)	486	487
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,233
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 2.27%, (1 Month USD LIBOR + 2.16%), 07/15/21 (a)	2,438	2,413
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/21 (a)	2,160	2,120
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,909
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	1,000
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,895	3,067
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	2,356	2,276
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a)	2,274	2,255
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	366	300
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	359	385
Interest Only, Series 2015-XA-C32, REMIC, 1.21%, 11/18/48 (a)	10,314	337
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,518
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 0.92%, 01/15/49 (a)	3,689	139
Interest Only, Series 2016-XA-JP4, REMIC, 0.68%, 12/17/49 (a)	17,284	451
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.56%, 06/17/49 (a)	29,619	1,698
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/26/32 (a)	4,000	4,006
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.42%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	5,003
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,682	1,676
Kingsland VIII Ltd
Series 2018-A-8A, 1.34%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,991
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-E-AIP, REMIC, 2.73%, (1 Month USD LIBOR + 2.63%), 03/17/25 (a)	4,339	4,344
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 3.86%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	700	710

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	3,035
LCM XVII Limited Partnership
Series A2RR-17A, 1.39%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	5,000
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (b)	3,980	3,983
Series 2019-A1-GS4, REMIC, 3.44%, 05/25/21 (b)	3,189	3,184
Series 2019-A1-GS1, REMIC, 4.00%, 01/25/59 (b)	3,208	3,211
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	8,910	8,953
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	4,798	4,843
LHOME Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,502
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 12/20/47	2,634	2,626
Loanpal Solar Loan Ltd 21-1GS A
Series 2021-A-1GS, 2.29%, 10/20/34	2,829	2,807
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.27%, (1 Month USD LIBOR + 0.15%), 07/25/36 (a) (b)	11,066	5,502
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.77%, 03/12/49 (a)	13,048	626
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,489	2,446
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.92%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	1,000
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.05%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	2,914	2,915
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.42%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	2,000
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 1.50%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	8,004
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.64%, (3 Month USD LIBOR + 1.42%), 07/23/32 (a)	3,000	3,003
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	334	337
MBRT
Series 2019-F-MBR, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (b)	2,350	2,315
MKS CLO 2017-1 Ltd
Series 2017-AR-1A, 1.19%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,500
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 0.24%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,710	2,703
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.47%, 07/17/24 (a)	1,240	1,283
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	271
Series 2015-C-C27, REMIC, 4.52%, 11/15/25 (a)	207	212
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	2,371	2,476
Series 2018-D-SUN, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 07/16/35 (a) (b)	899	893
Series 2018-F-SUN, REMIC, 2.66%, (1 Month USD LIBOR + 2.55%), 07/16/35 (a) (b)	1,342	1,325
Series 2018-G-SUN, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 07/16/35 (a) (b)	899	865
Interest Only, Series 2014-XA-C15, REMIC, 0.94%, 04/17/47 (a)	12,479	273
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	3,916	166
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/21 (a)	4,283	4,114
Series 2017-F-CLS, REMIC, 2.71%, (1 Month USD LIBOR + 2.60%), 11/15/34 (a)	3,371	3,367
Interest Only, Series 2015-XA-UBS8, REMIC, 0.87%, 12/15/48 (a)	4,621	158
Interest Only, Series 2017-XA-H1, REMIC, 1.41%, 06/17/50 (a)	25,880	1,526
Morgan Stanley Capital I Trust 2007-TOP27
Series 2007-C-T27, REMIC, 6.02%, 06/11/42 (a)	4,000	4,052
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	581	578
Series 2020-B-1A, 3.10%, 11/22/32	5,476	5,548
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 08/20/46	2,080	2,069
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 08/15/34 (a)	1,595	1,596
Series 2017-F-MTL6, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 08/15/34 (a)	2,495	2,499
MP CLO IV Ltd
Series 2013-ARR-2A, 1.50%, (3 Month USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,478
MP CLO VIII Ltd
Series 2015-AR-2A, 1.13%, (3 Month USD LIBOR + 0.91%), 10/28/27 (a)	2,354	2,354
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,973
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,876
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,025
New Mountain CLO 2 Ltd
Series CLO-A-2A, 0.00%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	4,000
New Residential Mortgage Loan Trust 2020-NPL1
Series 2020-A1-NPL1, 4.34%, 06/25/23 (b)	3,744	3,766
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	1,413	1,439
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.01%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,236
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	13,893	13,973
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.52%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	1,064	1,080
Ocean Trails CLO V
Series 2014-ARR-5A, 1.50%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,909
Octagon Investment Partners 42 Ltd
Series 2019-B1-3A, 2.19%, (3 Month USD LIBOR + 1.95%), 04/15/31 (a)	2,500	2,500
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,983
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.24%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	5,003
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,983
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	3,481
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,878
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	2,500	2,500
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.38%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,500
PFP Ltd
Series 2019-B-5, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,051
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	7,089	7,201
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL1, 2.24%, 09/27/60 (b) (d)	5,294	5,336
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (b)	7,986	7,990
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	9,026	9,106
PRPM 2021-2 LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	4,143	4,137
Radnor Ltd
Series 2019-M1A-2, 1.32%, (1 Month USD LIBOR + 1.20%), 06/25/21 (a)	200	200
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	2,120	1,992
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.72%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,712	1,272
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.63%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	875	763
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,033	992
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	627	570
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	2,010
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,327	5,242
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	5,000	5,009
Securitized Asset Backed Receivables LLC
Series 2006-A2C-WM4, REMIC, 0.27%, (1 Month USD LIBOR + 0.16%), 11/25/36 (a) (b)	18,244	6,952
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.23%, (1 Month USD LIBOR + 0.11%), 12/25/36 (a) (b)	5,625	1,823
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, REMIC, 0.00%, 04/15/21 (a)	77,520	2
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	880	888
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	7,577	7,555
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	5,000	5,025
SoFi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21	266	267
Series 2017-A2-5, 2.78%, 04/25/22	183	184
SoFi Consumer Loan Program Trust
Series 2019-A-1, 3.24%, 04/25/22	220	220
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	695	701
Sound Point CLO XXVIII Ltd
Series 2020-A1-3A, 1.53%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	10,012
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,498
Series 2018-A1A-21, 1.40%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,998
Series 2019-A-1A, 1.59%, (3 Month USD LIBOR + 1.37%), 01/20/32 (a)	2,500	2,509
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22	87	87
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	699	696
Steele Creek CLO Ltd
Series 2017-A-1A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	997
Series 2014-A-1RA, 1.29%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,534
Series 2016-AR-1A, 1.30%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,485
Series 2018-A-2A, 1.39%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,996
Series 2019-B-1A, 2.44%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.14%, 12/25/35 (a)	1,085	1,055
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,345	1,880
STWD, Ltd.
Series 2019-D-FL1, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	2,494	2,444
Symphony CLO XV Ltd
Series 2014-AR3-15A, 1.21%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	10,001
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23	2,932	2,947
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,554
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, REMIC, 3.29%, (1 Month USD LIBOR + 3.18%), 11/13/34 (a)	2,244	2,171
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,250
Series 2019-B-3A, 2.34%, (3 Month USD LIBOR + 2.10%), 04/15/31 (a)	2,000	2,000
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,948	3,877
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	10,000	10,035
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.45%, 10/15/27 (a)	3,500	3,685
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (a)	1,858	2,043
Interest Only, Series 2017-XB-C1, REMIC, 0.92%, 06/17/50 (a)	25,883	1,401
Upgrade Receivables Trust 2019-1
Series 2019-C-1A, 5.15%, 03/15/25	1,832	1,841
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	2,875	2,941
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	4,666	4,721
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27 (d) (e)	1,750	1,753
Upstart Securitization Trust
Series 2019-B-1, 4.19%, 04/20/26	41	41
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,533
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	967	966
Series 2021-B-1, 1.89%, 03/20/31	500	498
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,198	2,339
Series 2019-A2-1A, 3.19%, 07/15/24	1,968	2,045
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,664	1,752
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	6,209	6,220
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.74%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,729
VERDE CLO
Series 2019-A-1A, 1.59%, (3 Month USD LIBOR + 1.35%), 04/15/32 (a)	3,755	3,755
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,560
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	4,124	4,140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	7,908	7,951
Vibrant CLO Ltd
Series 2018-A1-10A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,988
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.16%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,239
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (b)	3,585	3,591
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	14,848	14,851
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	3,416	3,409
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	884	884
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.63%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,940
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,613	4,618
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,500
Series 2020-A1A-1, 1.55%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	5,008
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	619	578
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	23
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (a)	375	371
Series 2015-C-NXS4, REMIC, 4.70%, 11/18/25 (a)	310	330
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	401
Series 2018-C-C47, REMIC, 4.93%, 10/17/28 (a)	344	367
Interest Only, Series 2015-XA-P2, REMIC, 0.93%, 12/15/48 (a)	4,062	153
Interest Only, Series 2017-XA-C38, REMIC, 1.02%, 07/15/50 (a)	25,201	1,264
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (a)	302	316
Interest Only, Series 2016-XA-C33, REMIC, 1.62%, 03/17/59 (a)	2,188	145
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	388	388
Series 2007-A1-AR4, REMIC, 3.40%, 08/25/37 (a)	346	336
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,903	2,991
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.80%, 12/17/46 (a)	38,039	715
Interest Only, Series 2014-XA-C19, REMIC, 1.01%, 03/15/47 (a)	40,373	875
Interest Only, Series 2014-XA-C21, REMIC, 1.03%, 08/15/47 (a)	2,583	68
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,807	2,693
XXIX Venture Limited
Series 2017-AR-29A, 0.00%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	4,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,067,620)		1,066,591
GOVERNMENT AND AGENCY OBLIGATIONS 22.1%
U.S. Treasury Note 16.5%
Treasury, United States Department of
1.50%, 09/30/21	68,390	68,882
0.38%, 03/31/22	74,840	75,062
0.13%, 05/15/23 - 02/15/24	243,050	242,267
		386,211
Mortgage-Backed Securities 2.9%
Federal Home Loan Mortgage Corporation
1.50%, 02/01/36 - 03/01/36	13,888	13,957
2.00%, 03/01/36	33,797	34,693
Federal National Mortgage Association, Inc.
2.00%, 01/01/36 - 11/01/40	16,265	16,587
2.24%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	917	956
2.65%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	1,998	2,075
		68,268
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	1,092	1,100
Series AN-4030, REMIC, 1.75%, 04/15/27	2,590	2,638
Series CD-4484, REMIC, 1.75%, 07/15/30	2,069	2,109
Series Z-4171, REMIC, 3.00%, 02/15/43	1,516	1,510
Series LA-4738, REMIC, 3.00%, 11/15/43	395	395
Series EA-4824, REMIC, 4.50%, 02/15/45	255	256
Series HA-4582, REMIC, 3.00%, 09/15/45	1,815	1,916
Series MB-4911, REMIC, 3.00%, 09/25/49	5,981	6,183
Federal National Mortgage Association, Inc.
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	1,902	1,964
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	10,000	10,255
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	3,766	3,821
		32,147
Sovereign 1.0%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	200
2.50%, 04/16/25 (c)	900	948
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,343
Gobierno Federal de los Estados Unidos Mexicanos
3.90%, 04/27/25	200	220
Government of the Republic of Panama
4.00%, 09/22/24	1,900	2,066
3.75%, 03/16/25	1,050	1,139
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (f)	500	516
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (f)	1,600	1,642
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	3,200	3,240
Presidencia de la República de Colombia
2.63%, 03/15/23	300	308
Saudi Arabia, Kingdom of
2.38%, 10/26/21 (f)	1,700	1,713
2.88%, 03/04/23 (f)	1,000	1,039
The Korea Development Bank
1.25%, 06/03/25 (f)	1,400	1,406
0.80%, 04/27/26	800	782
1.00%, 09/09/26	1,400	1,381
The Republic of Indonesia, The Government of
3.75%, 04/25/22 (f)	600	620
2.95%, 01/11/23	700	726
The State of Qatar
2.38%, 06/02/21 (f)	1,300	1,303
		22,592
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	11,972	214
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.26%, 11/25/30 (a)	7,678	7,567
		7,781
Total Government And Agency Obligations (cost $518,828)		516,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 12.0%
Financials 5.2%
American Express Company
0.84%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	1,750	1,764
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (c)	1,720	1,766
Avolon Holdings Funding Limited
3.63%, 05/01/22 (c)	1,570	1,601
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (f)	900	956
Banco Bradesco S.A.
2.85%, 01/27/23 (c)	400	408
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	540
Banco de Credito del Peru
6.13%, 04/24/27 (f)	900	946
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (f)	550	571
Banco del Estado de Chile
3.88%, 02/08/22 (f)	600	614
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	300	304
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (f) (g)	1,900	1,940
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (f)	3,300	3,291
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (f)	750	782
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (f)	600	627
Banistmo S.A.
3.65%, 09/19/22 (f)	2,300	2,346
3.65%, 09/19/22 (c)	500	510
Bank of America Corporation
0.98%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	3,476	3,507
Bank of The Philippine Islands
2.50%, 09/10/24 (f)	900	938
Barclays PLC
1.01%, 12/10/24	1,825	1,825
BBVA Bancomer, S.A.
6.75%, 09/30/22 (f)	500	539
5.35%, 11/12/29 (f)	200	206
BDO Unibank, Inc.
2.95%, 03/06/23 (f)	1,000	1,040
BNP Paribas
4.71%, 01/10/25 (c)	1,465	1,610
BPCE
2.38%, 01/14/25 (c)	1,535	1,586
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	500	527
Capital One Financial Corporation
3.20%, 01/30/23	545	571
3.90%, 01/29/24	1,045	1,130
CIMB Bank Berhad
3.26%, 03/15/22 (f)	200	205
Citigroup Inc.
2.75%, 04/25/22	965	988
2.31%, 11/04/22	480	485
1.21%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,695	1,715
Continental Senior Trust
5.00%, 08/26/22 (f)	1,700	1,794
Credicorp Ltd.
2.75%, 06/17/25 (c)	400	409
Credit Suisse Group AG
1.42%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (c)	2,090	2,114
DBS Group Holdings Ltd
3.60%, (100, 09/07/21) (f) (g)	3,100	3,116
2.85%, 04/16/22 (f)	300	308
Diamond Finance International Limited
5.45%, 06/15/23 (c) (h)	1,435	1,568
Ena Norte SA
4.95%, 04/25/23 (f)	1,222	1,254
Export-Import Bank of Thailand
1.08%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (f)	400	401
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	1,565	1,697
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,330	1,522
Global Bank Corporation
4.50%, 10/20/21 (f)	1,000	1,014
4.50%, 10/20/21 (c)	500	507
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (f)	1,400	1,461
Gruposura Finance S.A.
5.70%, 05/18/21 (f)	2,000	2,005
Industrial Senior Trust
5.50%, 11/01/22 (f)	700	732
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (f) (i)	333	316
JPMorgan Chase & Co.
3.21%, 04/01/23	445	457
3.90%, 07/15/25	1,090	1,201
Lloyds Banking Group PLC
0.70%, 05/11/24	1,250	1,250
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,675	1,718
Malayan Banking Berhad
3.91%, 10/29/26 (a) (f)	3,100	3,147
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,625	1,778
Mitsubishi UFJ Financial Group Inc
1.08%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	3,460	3,501
Mizuho Financial Group Inc
0.98%, (3 Month USD LIBOR + 0.79%), 03/05/23 (a)	3,350	3,380
Morgan Stanley
1.15%, (3 Month USD LIBOR + 0.93%), 07/22/22 (a)	1,620	1,624
0.53%, 01/25/24	1,770	1,767
Multibank, Inc.
4.38%, 11/09/22 (f)	2,000	2,051
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,194
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (f) (j)	2,200	2,179
1.83%, 09/10/30 (c) (j)	1,200	1,188
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (f) (i)	702	671
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.30%, 11/21/22 (f)	200	208
Petrobras Global Finance B.V.
4.38%, 05/20/23	2,950	3,094
PNC Bank, National Association
2.03%, 12/09/22	425	430
3.25%, 06/01/25	625	676
PNC Funding Corp
3.30%, 03/08/22	575	589
Prudential Financial, Inc.
3.50%, 05/15/24	1,520	1,657
Royal Bank of Canada
0.56%, (SOFR + 0.53%), 01/20/26 (a)	2,485	2,481
Santander UK Group Holdings PLC
2.10%, 01/13/23 (j)	2,740	2,823
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (f)	500	521
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,650	1,734

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Sparc EM SPC
0.00%, 12/05/22 (c) (i)	336	328
SPARC Limited
0.00%, 12/05/22 (f) (i)	941	922
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	1,760	1,766
Synchrony Financial
3.75%, 08/15/21	1,615	1,626
Temasek Financial (I) Limited
2.38%, 01/23/23 (f)	250	259
The Bank of Nova Scotia
0.55%, 09/15/23 (j)	1,275	1,269
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,530	1,656
The Royal Bank of Scotland Group Public Limited Company
1.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (j)	1,730	1,768
The Toronto-Dominion Bank
0.51%, (SOFR + 0.48%), 01/27/23 (a) (j)	1,760	1,764
0.37%, (SOFR + 0.36%), 03/04/24 (a) (j)	1,875	1,876
Truist Financial Corporation
2.20%, 03/16/23	1,815	1,875
UBS Group AG
1.01%, 07/30/24 (c) (j)	2,715	2,731
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (f)	1,100	1,104
7.00%, 01/15/25 (f)	800	790
United Overseas Bank Limited
3.50%, 09/16/26 (a) (f)	2,400	2,427
2.88%, 03/08/27 (a)	800	812
1.75%, 03/16/31 (f)	300	295
Wells Fargo & Company
1.65%, 06/02/24	1,600	1,635
		122,278
Utilities 1.4%
AES Gener S.A.
5.00%, 07/14/25 (f)	200	209
7.13%, 03/26/79 (f)	400	431
Atmos Energy Corporation
0.63%, 03/09/23	755	755
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (i)	2,400	1,956
DTE Energy Company
2.25%, 11/01/22	160	164
2.53%, 10/01/24 (b)	695	730
1.05%, 06/01/25	935	924
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (f)	800	832
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (f)	591	590
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (f)	800	670
Enel Generacion Chile S.A.
4.25%, 04/15/24	3,000	3,221
ENN energy Holdings Limited
3.25%, 07/24/22 (f)	200	205
Entergy Corporation
0.90%, 09/15/25	1,705	1,665
Fenix Power Peru S.A.
4.32%, 09/20/27 (f)	1,680	1,760
Kallpa Generación S.A.
4.88%, 05/24/26 (f)	200	219
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (f)	800	812
1.75%, 05/06/25 (c)	1,200	1,219
Korea Electric Power Corp
1.13%, 06/15/25 (f)	1,500	1,488
1.13%, 06/15/25 (c)	1,000	992
0.75%, 01/27/26 (c)	2,350	2,279
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	1,280	1,284
Pacific Gas And Electric Company
1.75%, 06/16/22	1,735	1,738
PSEG Power LLC
3.85%, 06/01/23	1,610	1,718
PT Indonesia Power
5.50%, 11/22/21 (f)	500	515
Southern California Edison Company
0.00%, (SOFR + 0.83%), 04/01/24 (a)	1,840	1,843
State Grid Overseas Investment Limited
3.13%, 05/22/23 (f)	700	732
1.00%, 08/05/25 (f)	400	388
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (f)	300	338
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (f)	2,350	2,494
		32,171
Health Care 1.0%
AbbVie Inc.
2.30%, 11/21/22	2,510	2,580
Amgen Inc.
2.70%, 05/01/22	75	77
2.65%, 05/11/22	1,405	1,438
3.63%, 05/15/22	1,010	1,039
Anthem, Inc.
3.30%, 01/15/23	850	893
3.50%, 08/15/24	1,635	1,768
AstraZeneca PLC
2.38%, 06/12/22	150	153
3.50%, 08/17/23	3,040	3,240
Cardinal Health, Inc.
2.62%, 06/15/22	3,165	3,239
Cigna Holding Company
0.61%, 03/15/24	625	623
GlaxoSmithKline Capital PLC
0.53%, 10/01/23	3,465	3,471
HCA Inc.
5.00%, 03/15/24	1,440	1,603
Royalty Pharma PLC
0.75%, 09/02/23 (c)	1,710	1,708
Upjohn Inc.
1.13%, 06/22/22 (c)	445	448
		22,280
Energy 0.9%
China National Petroleum Corporation
4.50%, 04/28/21 (f)	500	501
Exxon Mobil Corporation
1.57%, 04/15/23	1,555	1,591
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (f)	2,700	2,697
Indian Oil Corporation Limited
5.63%, 08/02/21 (f)	700	710
5.75%, 08/01/23 (f)	300	328
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,580	1,644
ONGC Videsh Limited
3.75%, 05/07/23 (f)	400	419
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (f)	2,650	2,683
PETRONAS Capital Limited
3.13%, 03/18/22 (f)	700	717
Phillips 66
3.85%, 04/09/25	85	93
1.30%, 02/15/26	620	613
Pioneer Natural Resources Company
0.75%, 01/15/24	740	738
Reliance Industries Limited
5.40%, 02/14/22 (f)	2,250	2,337
Saudi Arabian Oil Company
2.75%, 04/16/22 (f)	1,200	1,227
1.25%, 11/24/23 (c)	200	202
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,435	1,548
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (f)	600	604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Williams Companies, Inc.
4.55%, 06/24/24	855	942
Valero Energy Corporation
1.20%, 03/15/24	695	696
Williams Partners L.P.
4.30%, 03/04/24	600	654
		20,944
Consumer Discretionary 0.7%
Alibaba Group Holding Limited
2.80%, 06/06/23	1,300	1,356
Cintas Corporation No. 2
2.90%, 04/01/22	1,680	1,718
Dollar Tree, Inc.
3.70%, 05/15/23	505	536
4.00%, 05/15/25	955	1,054
eBay Inc.
2.75%, 01/30/23	1,605	1,669
Hyundai Capital America
2.85%, 11/01/22 (c)	1,490	1,537
JD.com, Inc.
3.13%, 04/29/21	1,875	1,877
McDonald's Corporation
2.63%, 01/15/22	1,594	1,622
S.A.C.I. Falabella
3.75%, 04/30/23 (f)	1,150	1,206
Target Corporation
2.90%, 01/15/22	1,570	1,603
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,635	1,642
		15,820
Communication Services 0.7%
AT&T Inc.
4.45%, 04/01/24	1,560	1,714
Axiata SPV2 Berhad
4.36%, 03/24/26 (f)	735	821
Baidu, Inc.
3.50%, 11/28/22	700	730
3.88%, 09/29/23	1,200	1,282
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (g) (j) (k)	53	39
8.00%, 04/01/25 (c) (k)	152	126
KT Corp
1.00%, 09/01/25 (f)	3,400	3,342
Omnicom Group Inc.
3.63%, 05/01/22	1,125	1,164
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (f)	654	703
2.38%, 10/03/26 (f)	500	523
Telefonica Chile S.A.
3.88%, 10/12/22 (f)	1,800	1,872
Tencent Holdings Limited
3.28%, 04/11/24 (f)	200	213
1.81%, 01/26/26 (c)	1,000	1,003
Verizon Communications Inc.
1.30%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	1,845	1,887
		15,419
Industrials 0.5%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (f)	300	315
Carrier Global Corporation
2.24%, 02/15/25	1,505	1,560
HPHT Finance (19) Limited
2.88%, 11/05/24 (f)	2,300	2,415
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,427
2.93%, 01/15/25	130	138
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	1,505	1,588
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (f)	500	523
Republic Services, Inc.
2.50%, 08/15/24	1,440	1,515
The Boeing Company
4.51%, 05/01/23 (h)	1,525	1,632
Union Pacific Corporation
3.20%, 06/08/21	1,375	1,382
3.15%, 03/01/24	300	321
		12,816
Consumer Staples 0.4%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,600	1,583
Conagra Brands, Inc.
4.30%, 05/01/24	1,450	1,598
General Mills, Inc.
3.15%, 12/15/21	1,385	1,403
3.70%, 10/17/23	300	322
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (f)	900	927
Keurig Dr Pepper Inc.
0.75%, 03/15/24	1,665	1,669
Mondelez International, Inc.
0.63%, 07/01/22	605	607
PepsiCo, Inc.
0.75%, 05/01/23	1,700	1,717
		9,826
Materials 0.4%
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,430	1,616
Inversiones CMPC S.A.
4.50%, 04/25/22 (f)	1,000	1,025
LG Chem, Ltd.
3.25%, 10/15/24 (f)	1,900	2,051
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,800	2,004
POSCO
2.38%, 11/12/22 - 01/17/23 (f)	2,000	2,051
2.75%, 07/15/24 (f)	400	422
Vedanta Resources Limited
7.13%, 05/31/23 (f)	500	446
		9,615
Information Technology 0.4%
Global Payments Inc.
1.20%, 03/01/26	1,625	1,594
Microchip Technology Incorporated
0.97%, 02/15/24 (c)	1,640	1,638
Micron Technology, Inc.
2.50%, 04/24/23	1,640	1,700
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,339
1.35%, 06/01/23	345	352
The Western Union Company
1.35%, 03/15/26	2,625	2,563
		9,186
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	1,550	1,614
Equinix, Inc.
1.25%, 07/15/25	1,745	1,731
Simon Property Group, L.P.
2.00%, 09/13/24	1,810	1,871
Welltower Inc.
3.63%, 03/15/24	1,595	1,721
		6,937
Sovereign 0.1%
Export-Import Bank of India
3.13%, 07/20/21 (f)	1,000	1,006
Export-Import Bank of Thailand
1.03%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (f)	400	402
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (f)	800	843

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (f)	500	505
		2,756
Total Corporate Bonds And Notes (cost $277,848)		280,048
SENIOR FLOATING RATE INSTRUMENTS 5.8%
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	414	410
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	257	252
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	85
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a) (l)	471	469
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	414	411
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (a)	486	484
Avaya, Inc.
2020 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	174
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	296	295
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	657	647
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	50	38
2018 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 06/28/24 (a)	221	168
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (a)	218	218
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	507	500
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	316	302
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/02/27 (a)	120	120
Cornerstone OnDemand, Inc.
Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/22/27 (a)	271	271
Cvent, Inc.
1st Lien Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 11/30/24 (a)	449	436
DCert Buyer, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	238	237
Dell International L.L.C.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 09/19/25 (a) (l)	725	724
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (a) (l)	765	764
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	225	225
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a) (l)	218	216
eResearch Technology, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 02/05/27 (a) (l)	35	35
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 07/24/24 (a)	372	346
Flexera Software LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	540	540
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 02/15/24 (a) (l)	3,907	3,875
2021 Term Loan B4, 2.19%, (3 Month USD LIBOR + 2.00%), 08/10/27 (a)	279	277
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	489	489
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a) (l)	408	408
2017 2nd Lien Term Loan, 7.75%, (1 Month USD LIBOR + 7.00%), 05/24/25 (a)	123	123
Informatica LLC
2020 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/19/27 (a) (l)	164	162
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.36%, (3 Month USD LIBOR + 4.25%), 11/06/25 (a)	506	505
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (a)	220	221
KBR, Inc.
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	235	234
LogMeIn, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a) (l)	175	174
Mitchell International, Inc.
2017 1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 11/21/24 (a)	395	389
2017 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 12/01/25 (a)	90	90
NCR Corporation
2019 Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	127	125
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	455	455
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a) (d)	125	125
Presidio, Inc.
2020 Term Loan B, 3.72%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	75	75
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	490	488
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (a)	180	180
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 05/21/25 (a)	475	463
Sabre GLBL Inc.
2018 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	174	171
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (a)	70	70
Severin Acquisition, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/15/25 (a) (l)	437	431
Solera, LLC
USD Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 03/03/23 (a)	475	472
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	489	488
SS&C Technologies Inc.
2018 Term Loan B5, 1.86%, (1 Month USD LIBOR + 1.75%), 04/16/25 (a)	431	426
Surf Holdings, LLC
USD Term Loan , 0.00%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a) (l)	437	432

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	414	414
Tibco Software Inc.
2020 Term Loan B3, 3.86%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	471	465
2020 2nd Lien Term Loan, 7.36%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40
Ultimate Software Group Inc(The)
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	256	255
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (a)	358	358
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (a)	40	41
Virtusa Corporation
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.25%), 12/09/27 (a) (l)	60	60
VS Buyer, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	486	484
		21,832
Communication Services 0.9%
Altice France S.A.
2018 Term Loan B13, 4.20%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	493	491
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	160	159
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (a)	328	325
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (a)	470	464
Charter Communications Operating, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	3,062	3,045
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	192	191
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	273	262
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	124	123
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (a)	54	54
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	3,924	3,866
2018 Incremental Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	127	125
2019 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 04/15/27 (a)	351	346
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	113	77
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	495	492
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	30	30
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (1 Month USD LIBOR + 4.75%), 10/01/27 (a)	120	120
GoodRx, Inc.
1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	489	486
Gray Television, Inc.
2018 Term Loan C, 2.62%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	646
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	207	205
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	40	40
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	270
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 03/01/27 (a) (l)	1,810	1,785
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a) (l)	2,373	2,341
NASCAR Holdings Inc.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/26/26 (a)	164	163
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.62%, (3 Month USD LIBOR + 2.50%), 07/15/26 (a)	580	575
PUG LLC
USD Term Loan , 3.61%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	273	263
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	434	433
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (m) (n)	448	400
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (a) (d)	78	78
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	334	309
Sinclair Television Group Inc.
Term Loan B2B, 2.61%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	645	635
Telesat Canada
Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	191	184
Terrier Media Buyer, Inc.
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	138	137
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 03/15/26 (a)	115	114
Virgin Media Bristol LLC
USD Term Loan N, 2.51%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	688
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (a)	428	424
Ziggo Financing Partnership
USD Term Loan I, 2.61%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		20,405
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	3,925	3,850
Allied Universal Holdco LLC
2019 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/18/26 (a)	479	478
Alterra Mountain Company
Term Loan B1, 2.86%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	475	466
American Tire Distributors Holdings, Inc.
2015 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 10/01/21 (a)	24	23
2015 Term Loan, 8.50%, (1 Month USD LIBOR + 7.50%), 10/01/21 (a)	203	198
Aramark Services, Inc.
2018 Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	435
2019 Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	183	180
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	158	156
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (a)	194	194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Cambium Learning Group, Inc.
Term Loan B, 4.70%, (3 Month USD LIBOR + 4.50%), 12/18/25 (a)	166	166
Carnival Corporation
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (a) (l)	124	128
Clarios Global LP
2021 USD Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	504	498
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	237	223
Comet Acquisition, Inc.
Term Loan, 3.45%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	103	101
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	194	194
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a) (l)	190	188
Dhanani Group Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	216	213
FrontDoor Inc
2018 Term Loan B, 2.63%, (1 Month USD LIBOR + 2.50%), 08/16/25 (a)	145	144
Getty Images, Inc.
2019 USD Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	301	298
GOBP Holdings, Inc.
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	506
Hayward Industries, Inc.
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 08/04/24 (a) (l)	252	252
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	396
IAA, Inc.
Term Loan B, 2.37%, (1 Month USD LIBOR + 2.25%), 05/22/26 (a)	125	124
IRB Holding Corp
2020 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	298	295
2020 Fourth Amendment Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 11/19/27 (a) (l)	1	1
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a) (l)	234	233
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	342	331
KFC Holding Co.
2018 Term Loan B, 1.86%, (1 Month USD LIBOR + 1.75%), 03/29/25 (a)	1,339	1,337
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a)	180	179
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	568
Mavis Tire Express Services Corp.
2020 Add-On Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 12/31/23 (a)	214	214
2018 1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 03/15/25 (a)	305	304
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	223
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 05/08/26 (a)	423	418
Motion Finco Sarl
USD Term Loan B1, 3.45%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	114	110
Delayed Draw Term Loan B2, 3.45%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	145	144
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	110	109
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	342	335
SIWF Holdings Inc.
1st Lien Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	341	339
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.86%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	257
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a) (l)	175	184
SMG US Midco 2, Inc.
2020 Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	115	110
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	280	266
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a) (l)	176	171
Tamko Building Products, LLC
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/15/26 (a) (l)	183	181
Travel Leaders Group, LLC
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	229	214
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (a)	471	469
US LBM Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (l)	40	40
Wand NewCo 3, Inc.
2020 Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 02/05/26 (a)	248	246
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	100	99
Whatabrands LLC
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/02/26 (a)	314	312
WMG Acquisition Corp.
2021 Term Loan G, 0.00%, (3 Month USD LIBOR + 2.13%), 01/13/28 (a) (l)	1,725	1,717
2021 Term Loan G, 2.23%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	1,355	1,349
		20,180
Health Care 0.8%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 - 10/18/25 (a)	260	256
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	318	307
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	336	336
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	219	219
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (a)	1,217	1,216
Bausch Health Companies Inc.
2018 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	101	101
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	315	313
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	750	750

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	427	426
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (a)	467	465
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 05/09/25 (a) (l)	361	357
Elanco Animal Health Incorporated
Term Loan B, 1.87%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	1,256	1,238
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	408	351
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a) (l)	409	407
Gentiva Health Services, Inc.
2020 Term Loan, 0.00%, (1 Month USD LIBOR + 2.75%), 07/02/25 (a) (l)	416	413
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	300	299
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.09%, (3 Month USD LIBOR + 2.00%), 11/15/27 (a)	1,257	1,242
HC Group Holdings II, Inc.
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 05/22/26 (a)	518	516
HCA Inc.
Term Loan B13, 1.86%, (1 Month USD LIBOR + 1.75%), 03/18/26 (a)	848	847
Horizon Therapeutics USA, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a) (l)	290	289
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (a)	1,035	1,031
IQVIA Inc.
2017 USD Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	498	495
2018 USD Term Loan B3, 1.95%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	574	570
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	308	308
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 10/15/27 (a)	73	73
MED ParentCo LP
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a) (l)	142	141
1st Lien Delayed Draw Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	36	35
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	303	302
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (a)	127	126
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (a)	125	125
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	489	483
Pathway Vet Alliance LLC
2021 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	396	393
PPD, Inc.
Initial Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 01/06/28 (a)	245	244
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	271
2018 1st Lien Term Loan B, 5.29%, (3 Month USD LIBOR + 4.25%), 06/28/25 (a)	234	232
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	340
Select Medical Corporation
2017 Term Loan B, 2.36%, (1 Month USD LIBOR + 2.25%), 03/06/25 (a)	507	504
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	514	511
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 10/05/27 (a)	272	273
Syneos Health, Inc.
2018 Term Loan B, 1.86%, (1 Month USD LIBOR + 1.75%), 08/25/24 (a)	270	268
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	212	197
Upstream Newco, Inc.
2019 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	168	168
Zelis Healthcare Corporation
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a) (l)	243	241
		17,679
Industrials 0.6%
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	100	100
Amentum Government Services Holdings LLC
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	84
American Airlines, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 1.75%), 10/10/21 (a) (l)	89	81
2017 Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 2.00%), 12/14/23 (a) (l)	84	80
American Residential Services, LLC
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 10/07/27 (a)	90	89
Berry Global, Inc.
2021 Term Loan Z, 0.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a) (l)	2,105	2,086
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	453	445
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	117	115
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a) (l)	30	30
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a) (l)	460	455
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (a)	180	179
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	345	343
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	420	417
Dun & Bradstreet Corporation (The)
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/06/26 (a)	539	536
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	83	80
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	154	149
EAB Global, Inc.
1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 08/15/22 (a)	399	396
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	442	441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	459	452
First Advantage Holdings, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/31/27 (a)	259	257
Generac Power Systems, Inc.
2019 Term Loan B, 1.87%, (1 Month USD LIBOR + 1.75%), 12/11/26 (a)	170	170
GFL Environmental Inc.
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 05/30/25 (a)	131	131
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	265	263
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 10/14/27 (a)	329	329
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	149	146
KAR Auction Services, Inc.
2019 Term Loan B6, 2.37%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	2,133	2,087
Minotaur Acquisition, Inc.
Term Loan B, 5.11%, (1 Month USD LIBOR + 5.00%), 02/27/26 (a)	492	491
Mirion Technologies, Inc.
2019 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 12/31/22 (a)	61	61
NCI Building Systems, Inc.
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/12/25 (a)	193	193
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (a)	144	144
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (a)	48	48
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (a)	75	75
Resideo Funding Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a) (l)	395	394
Resideo Technologies
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a) (l)	1,450	1,445
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	180	180
Syncreon Group B.V.
2019 First Out Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 10/01/24 (a)	86	86
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	390	381
TransDigm, Inc.
2020 Term Loan F, 2.36%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	598	585
Univar Solutions Inc.
2019 USD Term Loan B5, 2.11%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	84	83
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (a)	213	212
		14,319
Consumer Staples 0.6%
B&G Foods, Inc.
2019 Term Loan B4, 2.61%, (1 Month USD LIBOR + 2.50%), 09/16/26 (a)	85	85
CHG PPC Parent LLC
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	448	441
CSM Bakery Solutions LLC
1st Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 01/04/22 (a)	298	296
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	1,905	1,895
Froneri International Ltd.
2020 USD Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	486	479
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.80%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	400	395
Jacobs Douwe Egberts International B.V.
2018 USD Term Loan B, 2.13%, (3 Month USD LIBOR + 2.00%), 10/18/25 (a)	1,110	1,107
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 04/27/26 (a) (l)	1,360	1,351
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 04/27/26 (a) (l)	2,032	2,018
Reynolds Consumer Products LLC
Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	3,726	3,706
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.25%), 07/12/26 (a)	109	109
United Natural Foods, Inc.
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 10/22/25 (a)	113	112
US Foods, Inc.
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	650	636
UTZ Quality Foods, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/13/28 (a)	35	35
Verscend Holding Corp.
2018 Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 08/08/25 (a)	487	486
		13,151
Materials 0.4%
Asplundh Tree Expert, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 09/07/27 (a) (l)	1,485	1,480
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a) (l)	1,381	1,376
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (a)	151	151
Axalta Coating Systems US Holdings Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a) (l)	1,005	1,000
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	250	250
Cyanco Intermediate Corporation
2018 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	123	122
Diamond (BC) B.V.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	426	423
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (a) (l)	260	259
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	203	199
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	105	105
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	300	298
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	182	182
Illuminate Buyer, LLC
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	289	288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 10/10/25 (a)	283	280
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (a)	129	128
Pregis TopCo Corporation
1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 07/25/26 (a)	311	308
Pro Mach Group, Inc.
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	232	227
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.19%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	391	390
2018 2nd Lien Term Loan, 8.69%, (3 Month USD LIBOR + 8.50%), 06/18/26 (a)	20	20
Starfruit Finco B.V
2018 USD Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 09/20/25 (a)	207	203
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	421	416
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	180	170
Vertical Midco GmbH
USD Term Loan B, 4.48%, (3 Month USD LIBOR + 4.25%), 06/30/27 (a)	488	490
		8,765
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	454	448
Alera Group Holdings, Inc.
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 07/26/25 (a)	492	492
Alliant Holdings Intermediate, LLC
Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	452	446
AssuredPartners, Inc.
2020 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	480	474
Asurion LLC
2018 Term Loan B6, 0.00%, (1 Month USD LIBOR + 3.00%), 11/03/23 (a) (l)	305	304
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a) (l)	334	332
Blackstone CQP Holdco LP
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 05/29/24 (a)	437	435
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (a)	383	383
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 06/26/25 (a)	486	483
Gulf Finance, LLC
Term Loan B, 6.25%, (1 Month USD LIBOR + 5.25%), 08/25/23 (a)	69	57
Term Loan B, 8.25%, (3 Month USD LIBOR + 5.25%), 08/25/23 (a)	116	96
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (a)	330	329
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/20/25 (a)	111	109
McDermott Technology Americas Inc
2020 Take Back Term Loan, 4.11%, (3 Month USD LIBOR + 1.00%), 06/30/25 (a)	23	13
PAI Holdco, Inc.
2020 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/13/25 (a)	120	120
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.86%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	558	556
Ryan Specialty Group, LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 07/23/27 (a)	85	84
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a) (l)	298	294
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (a)	415	405
Trans Union, LLC
2019 Term Loan B5, 1.86%, (3 Month USD LIBOR + 1.75%), 11/13/26 (a)	1,252	1,242
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a) (l)	155	157
UGI Energy Services, LLC
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 08/01/26 (a)	201	201
Victory Capital Holdings, Inc.
2021 Term Loan B, 2.44%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	146	144
		7,604
Utilities 0.2%
Calpine Corporation
Term Loan B9, 2.11%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	842	832
2019 Term Loan B10, 2.11%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	39
2020 Term Loan B5, 0.00%, (3 Month USD LIBOR + 2.50%), 12/02/27 (a) (l)	1,445	1,435
2020 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 12/02/27 (a)	304	302
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	248	248
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	545	541
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	2,247	2,230
		5,627
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 09/18/26 (a)	459	456
Iron Mountain, Inc.
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 03/02/26 (a) (l)	690	680
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a) (l)	1,283	1,264
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 12/13/24 (a) (l)	660	652
		3,052
Energy 0.1%
Buckeye Partners, L.P.
2021 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 11/01/26 (a)	272	271
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 06/30/25 (a)	209	205
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (a)	185	185
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (1 Month USD LIBOR + 8.00%), 06/30/27 (a) (d)	129	127
Frontera Generation Holdings LLC
2018 Term Loan B, 0.00%, 04/25/25 (m) (n)	192	10
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a) (d)	303	302
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	375	365

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (a)	389	376
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	239	236
Prairie ECI Acquiror LP
Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	171
		2,248
Total Senior Floating Rate Instruments (cost $135,718)		134,862
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (m) (o)	15	287
Energy 0.0%
McDermott International, Inc. (m)	10	8
Total Common Stocks (cost $187)		295
SHORT TERM INVESTMENTS 12.1%
Investment Companies 11.1%
JNL Government Money Market Fund, 0.00% (p) (q)	259,539	259,539
U.S. Treasury Bill 1.0%
Treasury, United States Department of
0.09%, 07/08/21 (r)	24,500	24,499
Total Short Term Investments (cost $284,034)		284,038
Total Investments 97.6% (cost $2,284,235)		2,282,833
Other Derivative Instruments 6.5%		152,986
Other Assets and Liabilities, Net (4.1)%		(96,119)
Total Net Assets 100.0%		2,339,700

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $118,847 and 5.1% of the Fund.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $1,750.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Non-income producing security.

(n) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(r) The coupon rate represents the yield to maturity.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	303	315	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	208	209	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	413	431	—
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	838	821	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	972	956	0.1
Banco de Credito del Peru, 6.13%, 04/24/27	06/10/20	932	946	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	558	571	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	606	614	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	10/11/18	1,863	1,940	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	3,268	3,291	0.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	770	782	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	612	627	—
Banistmo S.A., 3.65%, 09/19/22	01/10/20	2,326	2,346	0.1
Bank of The Philippine Islands, 2.50%, 09/10/24	01/10/20	897	938	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	514	539	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	206	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,010	1,040	0.1
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/11/19	510	527	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	501	501	—
CIMB Bank Berhad, 3.26%, 03/15/22	10/07/20	205	205	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,727	1,794	0.1
DBS Group Holdings Ltd, 3.60% (callable at 100, 09/07/21)	10/26/16	3,076	3,116	0.1
DBS Group Holdings Ltd, 2.85%, 04/16/22	10/15/19	302	308	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	832	832	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	600	590	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	610	670	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,227	1,254	0.1
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	204	205	—
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,001	1,006	0.1
Export-Import Bank of Thailand, 1.08%, 11/20/23	08/26/19	401	401	—
Export-Import Bank of Thailand, 1.03%, 05/23/24	08/22/19	401	402	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,765	1,760	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	2,742	2,697	0.1
Global Bank Corporation, 4.50%, 10/20/21	11/19/19	1,010	1,014	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	01/13/21	1,459	1,461	0.1
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	915	927	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,007	2,005	0.1
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,315	2,415	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	706	710	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	308	328	—
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	695	732	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	312	316	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,008	1,025	0.1
Kallpa Generación S.A., 4.88%, 05/24/26	02/02/21	222	219	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	824	812	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,515	1,488	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,342	0.2
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	2,006	2,051	0.1
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,113	3,147	0.1
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	511	516	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	2,033	2,051	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	413	419	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,649	2,683	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,206	2,179	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	635	671	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.30%, 11/21/22	06/11/20	205	208	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	828	843	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	01/14/21	1,671	1,642	0.1
PETRONAS Capital Limited, 3.13%, 03/18/22	06/26/20	715	717	—
POSCO, 2.38%, 11/12/22	05/12/20	1,103	1,127	0.1
POSCO, 2.38%, 01/17/23	05/12/20	903	924	—
POSCO, 2.75%, 07/15/24	05/12/20	403	422	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	534	523	—
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	509	515	—
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,370	2,337	0.1
S.A.C.I. Falabella, 3.75%, 04/30/23	12/14/20	1,200	1,206	0.1
Saudi Arabia, Kingdom of, 2.38%, 10/26/21	04/17/20	1,700	1,713	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,007	1,039	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,212	1,227	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	510	521	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	704	703	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	526	523	—
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	598	604	—
SPARC Limited, 0.00%, 12/05/22	10/04/17	917	922	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	11/13/20	734	732	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/21/20	397	388	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,819	1,872	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	258	259	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	209	213	—
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	316	338	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	1,426	1,406	0.1
The Republic of Indonesia, The Government of, 3.75%, 04/25/22	08/11/20	618	620	—
The State of Qatar, 2.38%, 06/02/21	04/27/20	1,302	1,303	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,534	2,494	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,097	1,104	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.00%, 01/15/25	05/13/20	582	790	—
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,406	2,427	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	303	295	—
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	490	446	—
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	503	505	—
		95,259	96,259	4.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	45	1
Southern Veterinary Partners, LLC - Delayed Draw Term Loan	38	-
WMG Acquisition Corp. - 2021 Incremental Term Loan G	695	(4)
	778	(3)

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/03/21	19,000	—	20
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/06/21	50,000	—	1,881
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/16/21	100,000	—	654
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/15/21	50,000	—	2,980
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/03/21	23,000	—	150
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/24/21	100,000	—	7,795
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/03/21	100,000	—	7,575
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/16/21	50,000	—	11,290
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/10/21	50,000	—	1,615
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/15/21	100,000	—	20,513
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/05/21	50,000	—	1,615
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/10/21	50,000	—	3,897
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/04/21	100,000	—	5,962
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/21/21	100,000	—	5,755
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/06/21	50,000	—	327
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/30/21	100,000	—	6,755
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/08/21	100,000	—	3,763
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/28/21	100,000	—	18,361
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/26/21	100,000	—	7,743
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/25/21	100,000	—	2,310
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/12/21	100,000	—	2,530
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/17/21	100,000	—	103
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/10/21	100,000	—	7,913
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/29/21	100,000	—	7,643
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/12/21	100,000	—	5,988
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/26/21	100,000	—	17,345
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/27/21	100,000	—	503
					—	152,986

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.4%
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
2.00%, 11/01/40 - 10/01/50	68,510	68,853
3.00%, 06/01/43 - 07/01/47	102,682	108,601
4.00%, 09/01/43 - 02/01/44	6,269	6,945
3.50%, 02/01/46 - 01/01/48	21,282	22,836
2.50%, 11/01/49 - 12/01/50	34,079	35,044
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	1,571	1,671
2.41%, 10/01/29	10,000	10,487
2.48%, 11/01/29	25,000	26,048
2.31%, 12/01/29	9,100	9,451
2.32%, 12/01/29	4,800	4,974
1.90%, 05/01/30	25,000	25,328
2.44%, 01/01/32	10,000	10,354
3.00%, 03/01/35 - 02/01/47	64,085	67,243
2.00%, 11/01/40 - 03/01/51	157,172	157,712
3.50%, 09/01/43 - 04/01/48	36,668	39,539
2.65%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	10,752	11,167
4.00%, 08/01/47 - 01/01/48	15,038	16,238
2.50%, 09/01/50 - 03/01/51	98,950	101,806
Government National Mortgage Association
3.50%, 10/20/45	3,316	3,475
		727,772
Collateralized Mortgage Obligations 16.5%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	4,848	5,026
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,444
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,552
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,547
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,446
Series A-4377, REMIC, 3.00%, 06/15/39	2,067	2,072
Series GA-4376, REMIC, 3.00%, 04/15/40	3,958	3,999
Series NY-4390, REMIC, 3.00%, 06/15/40	3,410	3,441
Series MA-4391, REMIC, 3.00%, 07/15/40	3,039	3,062
Interest Only, Series SP-3770, REMIC, 6.39%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	1,082	113
Interest Only, Series SM-3780, REMIC, 6.39%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	8,862	1,864
Series KA-4366, REMIC, 3.00%, 03/15/41	4,063	4,152
Series SL-4061, REMIC, 6.86%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	461	514
Series KM-4141, REMIC, 1.75%, 12/15/42	14,779	14,973
Series B-4481, REMIC, 3.00%, 12/15/42	7,881	8,029
Series CS-4156, REMIC, 5.26%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	4,198	4,019
Series UZ-4508, REMIC, 3.00%, 07/15/43	3,464	3,465
Series ZX-4404, REMIC, 4.00%, 04/15/44	63,311	70,589
Series AB-4533, REMIC, 3.00%, 06/15/44	5,264	5,541
Series EA-4951, REMIC, 2.50%, 09/15/44	1,956	2,020
Series CA-4573, REMIC, 3.00%, 11/15/44	18,301	19,268
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,916	2,177
Series EC-4745, REMIC, 3.00%, 12/15/44	6,353	6,517
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,907	13,511
Series HA-4582, REMIC, 3.00%, 09/15/45	12,702	13,412
Series DZ-4894, REMIC, 3.50%, 06/15/49	11,694	12,302
Series 2020-M2-DNA2, REMIC, 1.96%, (1 Month USD LIBOR + 1.85%), 02/25/50 (a)	5,700	5,673
Interest Only, Series MS-4291, REMIC, 5.79%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	3,658	655
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.57%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	740	58
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	2,872	2,914
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	877	889
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,074
Interest Only, Series 2005-S-2, REMIC, 6.49%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	4,856	946
Interest Only, Series 2011-PS-84, REMIC, 6.49%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	4,125	234
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	461	484
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	3,045	3,070
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	2,813	2,862
Interest Only, Series 2011-ES-93, REMIC, 6.39%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	1,498	318
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,992	4,054
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,616	1,770
Interest Only, Series 2018-ST-25, REMIC, 5.94%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	11,442	2,049
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,516	1,661
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,965	13,647
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	3,307	3,341
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	6,254	6,402
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	604	603
Series 2016-A-9, REMIC, 3.00%, 09/25/43	2,629	2,662
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	17,146	18,835
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	6,264	6,377
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,123	12,661
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	17,441	18,179
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,983	13,842
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	3,474	3,627
Series 2018-C-33, REMIC, 3.00%, 05/25/48	17,805	18,556
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	6,730	6,960
Series 2018-A-64, REMIC, 3.00%, 09/25/48	7,831	8,260
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	5,442	5,740
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.99%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	3,191	200
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,855	1,978
Interest Only, Series 2020-MS-112, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 08/20/50 (a)	27,239	6,133
Interest Only, Series 2020-SB-185, REMIC, 6.19%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	57,104	14,269
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	33,411	5,295
		447,333
U.S. Treasury Bond 7.2%
Treasury, United States Department of
1.63%, 11/15/50	98,000	81,738
1.88%, 02/15/51	128,000	113,600
		195,338
Commercial Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	27,882
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X1-M15, REMIC, 1.58%, 09/25/31 (a)	52,874	6,989
Government National Mortgage Association
Interest Only, Series 2021-IO-20, REMIC, 1.12%, 08/16/62 (a)	72,791	6,984
Interest Only, Series 2021-IO-40, REMIC, 0.84%, 02/16/63 (a)	61,184	5,013
Interest Only, Series 2021-IO-52, REMIC, 0.85%, 04/16/63 (a)	82,455	6,911
Interest Only, Series 2021-IO-22, REMIC, 1.00%, 05/16/63 (a)	20,230	1,820
		55,599
U.S. Treasury Note 1.6%
Treasury, United States Department of
1.50%, 02/15/30	9,000	8,892
0.63%, 08/15/30	37,000	33,531
		42,423

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Asset-Backed Securities 0.1%
Newtek Small Business Finance, LLC
Series 2018-1-A, 1.82%, (1 Month USD LIBOR + 1.70%), 11/25/24 (a)	3,194	3,146
Total Government And Agency Obligations (cost $1,467,480)		1,471,611
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.0%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.37%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (b)	4,399	3,805
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	2,135	2,164
AGL CLO Ltd
Series 2020-B-5A, 3.00%, (3 Month USD LIBOR + 2.78%), 07/22/30 (a)	1,000	1,003
Aimco CLO
Series 2015-AR-AA, 1.09%, (3 Month USD LIBOR + 0.85%), 01/15/30 (a)	897	897
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.13%, 12/25/28 (a) (b)	3,387	3,180
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (b)	7,430	7,483
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,618	2,570
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,840	1,865
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,879	1,539
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	13,308	8,997
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 0.44%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	5,198	5,106
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,323
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.44%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	2,000
Apidos CLO XII
Series 2013-CR-12A, 2.04%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	1,000
Apres Static CLO Ltd
Series 2020-B-1A, 3.99%, (3 Month USD LIBOR + 3.75%), 04/17/28 (a)	1,000	1,001
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	2,177	2,228
Assurant CLO III LTD
Series 2018-A-2A, 1.45%, (3 Month USD LIBOR + 1.23%), 10/20/31 (a)	1,500	1,500
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	977
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	2,785	2,408
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	4,461	4,402
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 01/15/22 (a)	127	127
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	320
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 08/15/36 (a) (b)	722	721
Series 2017-D-DELC, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 08/15/36 (a) (b)	823	821
Series 2017-E-DELC, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (b)	1,660	1,643
Series 2017-F-DELC, REMIC, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (b)	1,653	1,544
Series 2018-F-TALL, REMIC, 3.34%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	6,125	5,642
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.77%, 02/18/54 (a)	36,193	4,665
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (b)	2,389	2,386
Series 2018-A-BXH, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 10/15/37 (a) (b)	2,559	2,557
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	751	780
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.56%, (1 Month USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,630
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.78%, 09/17/53 (a)	36,504	4,094
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.44%, 05/16/53 (a)	91,071	2,394
BHMS
Series 2018-A-ATLS, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a)	2,382	2,380
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 1.97%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	3,000
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,680
BRAVO Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	10,022	10,013
BX Commercial Mortgage Trust 2018-IND
Series 2018-A-IND, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 11/15/35 (a)	998	998
BX Trust
Series 2018-A-GW, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (b)	2,264	2,263
Series 2018-A-EXCL, REMIC, 1.19%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,782	2,670
BX Trust 2017-APPL
Series 2017-D-SLCT, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 07/17/34 (a) (b)	632	632
Series 2017-E-SLCT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 07/17/34 (a) (b)	1,549	1,551
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	5,172	5,075
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,872	2,899
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (b)	5,826	5,562
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.86%, 04/10/26 (a)	2,839	2,956
Interest Only, Series 2016-XA-C4, REMIC, 1.65%, 05/10/58 (a)	79,565	5,528
CFIP CLO 2017-1 Ltd
Series 2017-C-1A, 2.32%, (3 Month USD LIBOR + 2.10%), 01/18/30 (a)	500	495
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	8,192	5,362
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,526	1,830
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,609	1,746
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	1,305	1,307
Series 2017-F-CSMO, REMIC, 3.85%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	202	201
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.16%, 05/10/47 (a)	23,156	720
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (a)	20,187	1,000
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	16,534	1,175
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.13%, 07/25/47 (a)	2,152	2,031
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (a) (b)	3,819	3,815

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	2,927	2,926
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,574	1,486
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,335	1,337
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	4,083	4,092
CLNC Ltd
Series 2019-A-FL1, 1.36%, (1 Month USD LIBOR + 1.25%), 09/19/25 (a)	3,766	3,797
COMM 2013-LC13 Mortgage Trust
Series 2013-B-LC13, REMIC, 5.01%, 09/12/23 (a)	3,356	3,587
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.71%, 08/10/24 (a)	1,163	1,221
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	2,047	2,217
Series 2016-C-DC2, REMIC, 4.63%, 02/12/26 (a)	1,340	1,423
Series 2018-A-HCLV, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 09/15/33 (a)	3,070	3,043
Interest Only, Series 2013-XA-CR12, REMIC, 1.11%, 10/15/46 (a)	30,535	742
Interest Only, Series 2014-XA-CR17, REMIC, 0.97%, 05/10/47 (a)	28,406	710
Interest Only, Series 2015-XA-DC1, REMIC, 1.02%, 02/10/48 (a)	24,213	735
Interest Only, Series 2015-XA-CR26, REMIC, 0.93%, 10/10/48 (a)	27,506	977
Interest Only, Series 2016-XA-DC2, REMIC, 0.96%, 02/12/49 (a)	18,788	732
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	172	169
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,814	5,230
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.47%, 04/25/22 (a)	4,718	4,712
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	7,231
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,277	2,126
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	3,231	2,215
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.56%, 06/17/52 (a)	9,017	922
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.83%, 01/17/25 (a)	18,319	484
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	1,911	2,077
CSMC
Series 2011-6A9-5R, REMIC, 3.20%, 11/27/37 (a)	2,988	2,983
CSMC 2019-RPL4 Trust
Series 2019-A2-RPL4, REMIC, 3.48%, 04/25/22 (a)	10,400	10,354
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	4,546	4,635
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,357
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	2,039	2,031
Series 2019-A1-JR1, REMIC, 4.10%, 09/27/66 (a)	2,522	2,518
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 2.99%, 09/25/58 (a)	26,299	25,992
CVP CLO Ltd
Series 2017-A-2A, 1.41%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	2,000
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,987
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,477	1,503
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.43%, 05/12/49 (a)	22,129	1,296
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	4,600	4,637
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.42%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	14,597	13,361
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (c)	4,950	5,230
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/18/30 (a) (c)	2,000	2,000
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.64%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	991
Elevation CLO, Ltd.
Series 2017-A-7A, 1.46%, (3 Month USD LIBOR + 1.22%), 07/15/30 (a) (c)	2,500	2,500
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,485
Exantas Capital Corp
Series 2019-A-RSO7, 1.11%, (1 Month USD LIBOR + 1.00%), 04/15/22 (a) (b)	1,345	1,343
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 03/25/37 (a) (b)	6,688	4,397
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	3,304	2,345
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,123
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	13,196
Series 2019-A-GT1, 5.07%, 05/25/26 (b)	10,500	10,562
Fort Washington CLO 2019-1
Series 2019-A-1A, 1.64%, (3 Month USD LIBOR + 1.42%), 10/20/32 (a)	2,000	2,003
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,896	1,913
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	3,741	3,608
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	8,119	7,794
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	4,304	4,389
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	4,000	3,873
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.84%, (1 Month USD LIBOR + 2.73%), 12/15/21 (a) (b)	3,908	3,801
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/21 (a) (b)	3,908	3,732
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.25%, (3 Month USD LIBOR + 1.03%), 04/26/31 (a)	1,000	998
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, REMIC, 1.98%, (1 Month USD LIBOR + 1.87%), 06/15/21 (a) (b)	3,566	3,418
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,788
Series 2018-A-LUAU, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 11/15/32 (a) (b)	3,201	3,200
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	4,444	2,360
GS Mortgage Securities Trust
Series 2018-A-TWR, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 07/15/21 (a)	1,000	995
Series 2018-D-TWR, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 07/15/21 (a)	1,000	975
Series 2018-E-TWR, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 07/15/21 (a)	1,000	960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2018-F-TWR, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 07/15/21 (a)	1,000	933
Series 2018-G-TWR, REMIC, 4.03%, (1 Month USD LIBOR + 3.92%), 07/15/21 (a)	1,000	906
Interest Only, Series 2015-XA-GC34, REMIC, 1.22%, 10/10/25 (a)	22,331	1,041
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	859
Interest Only, Series 2014-XA-GC24, REMIC, 0.73%, 09/10/47 (a)	42,045	896
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	33,194	1,060
Interest Only, Series 2016-XA-GS3, REMIC, 1.22%, 10/13/49 (a)	24,824	1,395
Interest Only, Series 2017-C-2, REMIC, 1.12%, 08/12/50 (a)	33,880	1,904
Interest Only, Series 2019-XA-GC38, REMIC, 0.96%, 02/12/52 (a)	43,568	2,787
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	5,136
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.36%, 03/10/28 (a)	2,000	2,160
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.67%, 02/14/53 (a)	48,913	2,372
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 3.19%, (3 Month USD LIBOR + 3.00%), 08/15/23 (a)	30	30
Series 2013-C-2A, 2.90%, (3 Month USD LIBOR + 2.70%), 08/01/25 (a) (c)	250	250
Series 2013-D-2A, 4.01%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	1,000	859
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.42%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	3,007
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (b)	5,800	5,751
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	3,606	3,773
Hertz Vehicle Financing II LP
Series 2019-B-2A, 3.67%, 05/25/24	5,200	5,201
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (b)	8,000	8,006
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,240	5,309
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/15/21 (a)	2,897	2,774
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.91%, 09/25/36 (a)	1,545	1,436
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	8,863	7,201
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.76%, 01/06/23 (a)	1,187	1,137
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-A-LAQ, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 06/15/35 (a) (b)	1,256	1,256
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,685
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,559
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 0.23%, (1 Month USD LIBOR + 0.11%), 01/25/34 (a) (b)	6,156	5,635
Series 2006-A4-HE3, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,301	2,122
Series 2006-A5-HE3, REMIC, 0.36%, (1 Month USD LIBOR + 0.24%), 11/25/36 (a) (b)	5,951	5,551
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,531
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	3,000	3,000
Series 2018-A2A-6RA, 2.00%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	1,000
Series 2019-A2-14A, 2.42%, (3 Month USD LIBOR + 2.20%), 10/20/32 (a)	500	501
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	3,075	2,971
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 0.33%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (b)	25,084	16,176
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.65%, 07/15/24 (a)	2,000	2,053
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	2,065	1,692
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	2,224	2,385
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,573
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,295
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,742
Interest Only, Series 2016-XA-C2, REMIC, 1.56%, 06/17/49 (a)	21,656	1,241
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,804
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	39,197	4,375
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 06/15/32 (a)	109	106
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.33%, 03/26/37 (a)	2,165	2,088
Kingsland VIII Ltd
Series 2018-A-8A, 1.34%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,996
KKR Industrial Portfolio Trust 2020-AIP
Series 2020-B-AIP, REMIC, 1.44%, (1 Month USD LIBOR + 1.34%), 03/15/22 (a)	285	286
KVK CLO Ltd
Series 2013-AR-1A, 1.13%, (3 Month USD LIBOR + 0.90%), 01/14/28 (a) (c)	2,284	2,284
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	15,100	14,867
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (b)	406	408
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,317	1,318
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 10/25/21 (a) (b)	29,962	30,105
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 11/25/21 (b)	8,962	9,047
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.61%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,566
Longfellow Place CLO Ltd
Series 2013-ARR-1A, 1.58%, (3 Month USD LIBOR + 1.34%), 04/15/29 (a)	2,652	2,653
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 0.99%, 03/11/50 (a)	40,759	1,183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Madison Park Funding XV, Ltd.
Series 2014-CR-15A, 3.66%, (3 Month USD LIBOR + 3.45%), 01/27/26 (a)	500	500
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.17%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,473
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	52	52
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	3,140	2,738
MBRT 2019-MBR
Series 2019-A-MBR, 0.96%, (1 Month USD LIBOR + 0.85%), 11/15/24 (a) (b)	2,744	2,742
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.22%, 10/25/47 (a)	11,604	4,978
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 0.28%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (b)	32,337	14,936
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.42%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (b)	18,823	7,215
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.16%, (1 Month USD LIBOR + 2.05%), 07/16/35 (a) (b)	4,498	4,545
MidOcean Credit CLO
Series 2018-A1-9A, 1.37%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,499
MidOcean Partners
Series 2018-A1-8A, 1.33%, (3 Month USD LIBOR + 1.15%), 02/20/31 (a) (c)	2,000	2,000
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,089
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.52%, 09/15/24 (a)	1,500	1,603
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,285
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	2,528
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	676	706
Series 2016-C-C31, REMIC, 4.30%, 10/19/26 (a)	2,960	3,013
Series 2018-A-SUN, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 07/16/35 (a) (b)	2,389	2,387
Interest Only, Series 2013-XA-C7, REMIC, 1.33%, 02/15/46 (a)	18,912	334
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	20,682	875
Interest Only, Series 2016-XA-C30, REMIC, 1.39%, 09/17/49 (a)	17,959	1,073
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,538	3,497
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	4,177
Interest Only, Series 2019-XA-L3, REMIC, 0.64%, 11/18/52 (a)	71,018	3,484
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,214	766
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,411	948
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 0.42%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	20,722	10,331
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	3,091	3,131
MP CLO VIII Ltd
Series 2015-AR-2A, 1.13%, (3 Month USD LIBOR + 0.91%), 10/28/27 (a)	910	910
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, 2.72%, 12/15/36	1,018	973
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	6,065	5,637
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,989
Natixis Commercial Mortgage Securities Trust
Series 2018-E-850T, REMIC, 2.06%, (1 Month USD LIBOR + 1.95%), 07/15/21 (a)	2,183	2,109
Series 2018-A-FL1, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 01/17/22 (a)	2,217	2,190
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,451
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	5,448
New Residential Mortgage Loan Trust 2020-RPL2
Series 2020-A1-RPL2, 3.58%, 08/25/23 (a)	754	767
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.71%, (1 Month USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,378
Series 2019-B-FL2, 2.01%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,382
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.04%, 02/25/36 (a)	546	417
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 3.14%, 07/26/41 (a)	8,809	8,497
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,454
NRPL Trust 2018-2
Series 2018-A1-2A, REMIC, 4.25%, 07/25/67 (b)	4,543	4,555
NYMT Loan Trust 2020-SP1
Series 2020-A1-SP1, REMIC, 3.96%, 07/25/23	9,081	9,161
Ocean Trails CLO IX
Series 2020-B1-9A, 2.66%, (3 Month USD LIBOR + 2.40%), 10/15/29 (a)	2,000	2,005
Ocean Trails CLO V
Series 2014-ARR-5A, 1.50%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	983	982
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,996
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.38%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,500
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (a) (b)	1,328	1,328
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,519	4,502
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.82%, (1 Month USD LIBOR + 2.70%), 10/27/22 (a) (b)	1,859	1,860
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.01%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (b)	5,492	5,485
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 3.11%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (c) (d)	2,000	2,005
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (a)	7,627	7,494
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
Series 2020-A1-NPL3, REMIC, 3.10%, 10/25/23 (b)	7,647	7,768
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL1, 2.24%, 09/27/60 (b) (d)	519	523
Series 2020-A1-NPL2, REMIC, 3.72%, 05/25/23 (b)	11,092	11,097
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,875	9,946
PRPM 2020-3 LLC
Series 2020-A1-3, 2.86%, 09/25/23 (b)	18,938	19,105
PRPM 2021-2 LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	1,830	1,827

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
PRPM, LLC
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (b)	18,317	18,495
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	6,153	6,192
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,796	3,616
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 2.92%, 08/25/35 (a)	4,603	4,412
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.57%, (1 Month USD LIBOR + 0.45%), 01/25/37 (a)	3,394	1,494
Interest Only, Series 2007-1A6-B, REMIC, 5.93%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	3,394	636
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	3,972	4,026
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.36%, 09/25/35 (a)	471	401
Series 2006-A21-QA1, REMIC, 4.25%, 01/25/36 (a)	3,933	3,262
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,191	2,079
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,571	2,447
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,184	2,415
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,553	5,272
Series 2007-1A1-A3, REMIC, 0.57%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	6,008	2,534
Series 2007-1A2-A3, REMIC, 45.48%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	783	1,971
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	17,361	13,607
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	308	304
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	784	723
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,136	1,081
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	6,255	6,013
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,523	1,386
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.28%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,998
Rosslyn Portfolio Trust
Series 2017-A-ROSS, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 06/15/33 (a)	1,267	1,269
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	8,879	8,737
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	10,017
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,962	3,027
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,005	8,887
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,295	2,295
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47 (a)	8,524	8,499
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	8,000	8,040
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,197
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.37%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,996
Series 2018-A1A-21, 1.40%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,250	3,247
Series 2015-ARR-2A, 1.61%, (3 Month USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,502
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (b)	4,174	4,169
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.80%, 04/25/37 (a)	764	555
Steele Creek CLO Ltd
Series 2014-A-1RA, 1.29%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,000	1,987
Series 2016-AR-1A, 1.30%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,000	1,988
Series 2019-B-1A, 2.44%, (3 Month USD LIBOR + 2.20%), 04/15/32 (a)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.51%, 11/25/35 (a)	5,079	4,457
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (b)	6,555	5,083
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	6,686	5,360
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,583	4,815
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,507	7,494
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 06/15/33 (a) (c)	1,267	1,273
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,486
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	1,000	1,000
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (b)	5,100	5,100
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.56%, (1 Month USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,766
Series 2021-A-FL4, 1.31%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a)	3,000	2,998
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,771	3,934
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.52%, 06/17/50 (a)	18,094	1,327
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	2,474	2,475
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,639	4,939
VB-S1 Issuer, LLC
Series 2020-C2-1A, 3.03%, 06/15/25	8,750	9,062
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	4,202	4,271
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 1.47%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,184
Vibrant CLO Ltd
Series 2018-A1-10A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,988
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	8,657	8,659
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	3,451	3,444
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (b)	8,233	8,226
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	2,655	2,654
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.50%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (b)	15,342	6,914
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,499	1,388
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,677	2,478
Series 2006-A4-7, REMIC, 4.18%, 09/25/36 (a) (b)	19,572	7,719
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,566	1,572
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	3,703	3,740
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.37%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2018-A1-2A, 1.42%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	2,000	2,000
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.46%, 09/17/26 (a)	2,000	2,072
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,766	1,748
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,159	2,018
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	665	644
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.60%, 11/15/25 (a)	1,850	1,926
Series 2015-D-NXS4, REMIC, 3.70%, 11/18/25 (a)	2,031	2,008
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (a)	1,577	1,672
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,565
Series 2016-C-C34, REMIC, 5.01%, 04/17/26 (a)	1,937	1,736
Interest Only, Series 2015-XA-P2, REMIC, 0.93%, 12/15/48 (a)	21,796	823
Interest Only, Series 2015-XA-LC20, REMIC, 1.31%, 04/15/50 (a)	21,378	850
Interest Only, Series 2019-XA-C54, REMIC, 0.84%, 12/17/52 (a)	37,555	2,311
Interest Only, Series 2016-XA-C33, REMIC, 1.62%, 03/17/59 (a)	11,849	783
Interest Only, Series 2017-XA-RC1, REMIC, 1.49%, 01/16/60 (a)	24,073	1,453
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,408
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.11%, 09/16/50 (a)	75,614	4,151
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.31%, 02/18/53 (a)	59,053	5,583
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.43%, 06/17/53 (a)	59,442	5,906
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.89%, 07/17/53 (a)	32,921	4,720
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,290	1,290
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.01%, 03/15/47 (a)	18,817	408
Interest Only, Series 2014-XA-C25, REMIC, 0.81%, 11/15/47 (a)	25,571	624
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,683	1,693
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,167,720)		1,161,590
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.00% (e) (f)	73,553	73,553
Total Short Term Investments (cost $73,553)		73,553
Total Investments 100.1% (cost $2,708,753)		2,706,754
Other Assets and Liabilities, Net (0.1)%		(2,721)
Total Net Assets 100.0%		2,704,033

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $63,996 and 2.4% of the Fund.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.8%
Mortgage-Backed Securities 16.2%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 08/01/50	14,575	15,384
4.00%, 05/01/38 - 05/01/48	8,032	8,684
3.50%, 08/01/47 - 06/01/50	4,719	5,037
2.50%, 06/01/50 - 11/01/50	7,306	7,513
Federal National Mortgage Association, Inc.
TBA, 1.50%, 04/15/36 - 05/15/36 (a)	4,600	4,617
TBA, 2.00%, 04/15/36 - 05/15/51 (a)	20,300	20,388
3.50%, 05/01/36 - 07/01/50	15,334	16,430
4.00%, 03/01/38 - 11/01/49	16,423	17,918
4.00%, 05/01/38 (a)	—	—
4.50%, 03/01/39 - 09/01/49	5,610	6,192
3.00%, 04/01/40 - 09/01/50	18,844	19,825
4.50%, 08/01/49 (b)	3,796	4,172
TBA, 2.50%, 04/15/51 - 05/15/51 (a)	5,000	5,127
TBA, 3.00%, 04/15/51 - 05/15/51 (a)	2,700	2,813
TBA, 3.50%, 05/15/51 (a)	2,300	2,432
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	14,913	16,147
3.50%, 02/20/42 - 08/20/50	11,367	12,247
4.00%, 11/20/44 (b)	972	1,070
4.50%, 04/20/47	—	—
5.00%, 04/20/48	927	1,033
3.00%, 12/20/49 - 11/20/50	13,965	14,543
2.50%, 12/20/50 - 01/20/51	5,272	5,444
TBA, 2.00%, 04/15/51 - 05/15/51 (a)	13,700	13,823
TBA, 2.50%, 04/15/51 (a)	3,100	3,197
TBA, 3.00%, 04/15/51 - 05/15/51 (a)	1,300	1,354
TBA, 3.50%, 04/15/51 (a)	2,900	3,060
		208,450
U.S. Treasury Note 15.9%
Treasury, United States Department of
0.13%, 08/15/23	6,230	6,215
0.25%, 03/15/24 - 09/30/25	99,062	96,839
0.38%, 12/31/25	21,500	20,996
0.75%, 03/31/26	26,380	26,149
1.63%, 09/30/26	25,770	26,543
1.25%, 03/31/28	5,983	5,921
1.13%, 02/15/31 (c)	22,050	20,834
		203,497
U.S. Treasury Bond 8.4%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (d)	51,970	33,783
3.63%, 02/15/44	2,020	2,485
3.13%, 08/15/44	6,470	7,366
3.00%, 11/15/44	1,900	2,120
2.88%, 08/15/45 - 05/15/49	6,094	6,666
1.88%, 02/15/51	62,635	55,589
		108,009
U.S. Treasury Inflation Indexed Securities 2.7%
Treasury, United States Department of
0.88%, 01/15/29 (e)	2,116	2,428
0.25%, 07/15/29 - 02/15/50 (e)	5,477	5,914
0.13%, 01/15/30 (e)	15,200	16,456
1.00%, 02/15/49 (e)	7,277	9,133
		33,931
Sovereign 2.5%
Abu Dhabi, Government of
2.50%, 04/16/25 (f)	110	116
3.13%, 04/16/30 - 09/30/49 (f)	1,060	1,109
1.70%, 03/02/31 (f)	130	123
3.88%, 04/16/50 (f)	710	767
Angola, Government of
9.50%, 11/12/25 (f)	155	163
8.25%, 05/09/28 (f)	60	57
9.38%, 05/08/48 (f)	20	19
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (f)	50	51
Bermuda, Government of
3.72%, 01/25/27 (f)	215	232
3.38%, 08/20/50 (f)	60	58
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 - 09/01/27 (f)	1,090	1,133
7.75%, 09/01/23 (f)	335	361
7.38%, 09/25/32 (f)	65	65
7.25%, 03/15/33 (f)	200	199
Cameroon, Government of
9.50%, 11/19/25 (f)	295	319
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	100	100
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	185
Gabon, Government of
6.38%, 12/12/24 (f)	115	119
Georgia, Government of
6.88%, 04/12/21 (f)	50	50
Ghana, Government of
8.13%, 01/18/26 (f)	50	53
7.75%, 04/07/29 (f)	200	199
10.75%, 10/14/30 (f)	80	100
Gobierno de la Provincia de Cordoba
3.00%, 12/10/25 (f) (g)	291	195
Gobierno de la Republica de Chile
2.45%, 01/31/31	665	666
3.86%, 06/21/47	45	48
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (f)	85	74
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (f)	10	11
5.38%, 04/24/32 (f)	240	271
6.13%, 06/01/50 (f)	45	52
Gobierno De La Republica De Honduras
5.63%, 06/24/30 (f)	20	21
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/35 (f) (g)	290	154
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (f)	200	225
2.74%, 01/29/33 (f)	200	191
5.40%, 03/30/50 (f)	50	56
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	133
4.50%, 04/22/29	70	78
3.25%, 04/16/30 (c)	135	136
2.66%, 05/24/31	100	95
6.05%, 01/11/40	145	174
5.75%, 10/12/10	210	233
Government of Saudi Arabia
2.90%, 10/22/25 (f)	585	619
3.63%, 03/04/28 (f)	65	71
3.25%, 10/22/30 (f)	385	405
2.25%, 02/02/33 (f)	200	188
3.75%, 01/21/55 (f)	55	54
4.50%, 04/22/60 (f)	345	385
Government of the Republic of Panama
2.25%, 09/29/32	200	190
3.87%, 07/23/60	200	198
Government of the Republic of Serbia
2.13%, 12/01/30 (f)	200	185
Government of the Sultanate of Oman
4.13%, 01/17/23 (f)	70	71
5.38%, 03/08/27 (f)	200	206
6.00%, 08/01/29 (f)	50	52
6.25%, 01/25/31 (f)	200	209
6.75%, 01/17/48 (f)	70	67
Jamaica, Government of
6.75%, 04/28/28	55	65
7.88%, 07/28/45	35	48
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (f)	200	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kenya, Government of
6.88%, 06/24/24 (f)	115	126
7.00%, 05/22/27 (f)	50	53
Ministerio De Gobierno
3.00%, 06/01/27 (f) (g)	122	70
Ministerul Finantelor Publice
4.38%, 08/22/23 (f)	45	49
3.00%, 02/14/31 (f)	135	135
4.00%, 02/14/51 (f)	50	48
Ministry of Defence State of Israel
3.38%, 01/15/50	135	136
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (f)	360	391
4.00%, 03/14/29 (f)	200	227
3.75%, 04/16/30 (f)	1,295	1,446
4.82%, 03/14/49 (f)	275	335
4.40%, 04/16/50 (f)	1,040	1,202
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (h)	200	219
4.38%, 03/21/29 (h)	200	218
5.10%, 03/28/35 (h)	600	689
5.25%, 06/23/47 (f)	200	237
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (f)	95	89
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (h) (i) (j)	315	40
Morocco, Kingdom of
3.00%, 12/15/32 (f)	200	188
5.50%, 12/11/42 (f)	15	16
Nigeria, Federal Government of
6.38%, 07/12/23 (f)	35	37
7.63%, 11/21/25 (f)	400	450
6.50%, 11/28/27 (f)	50	52
7.14%, 02/23/30 (f)	90	92
Oman Government International Bond
3.88%, 03/08/22 (f)	30	30
Pakistan, Government of
8.25%, 04/15/24 (f)	40	44
6.00%, 04/08/26 (f)	200	203
Pakistan, The Islamic Republic of
6.88%, 12/05/27 (f)	50	52
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (f)	200	213
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (h) (i) (j) (k)	1,390	56
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (f)	150	162
6.13%, 06/15/33 (f)	200	204
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	278
3.88%, 06/12/30	335	324
8.25%, 01/20/34	265	351
7.13%, 01/20/37	75	92
Presidencia De La Nacion
1.00%, 07/09/29	153	55
0.13%, 07/09/30 - 01/09/38 (g)	2,464	805
Presidencia de la República de Colombia
3.00%, 01/30/30	110	108
3.13%, 04/15/31	115	112
7.38%, 09/18/37	30	40
6.13%, 01/18/41	10	12
5.00%, 06/15/45	190	202
4.13%, 05/15/51	50	47
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (f)	155	162
6.38%, 01/18/27 (f)	15	15
7.65%, 06/15/35 (h)	20	20
7.63%, 02/01/41 (f)	20	19
7.12%, 01/20/50 (f)	5	4
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (f)	95	110
5.95%, 01/25/27 (f)	240	268
6.00%, 07/19/28 (f)	75	84
6.40%, 06/05/49 (f)	320	333
5.88%, 01/30/60 (f)	80	76
Saudi Arabia, Government of
4.63%, 10/04/47 (f)	110	123
The Arab Republic of Egypt
6.13%, 01/31/22 (f)	175	180
3.88%, 02/16/26 (f)	200	193
7.50%, 01/31/27 (f)	625	678
7.60%, 03/01/29 (f)	105	112
8.70%, 03/01/49 (f)	250	251
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (f)	90	55
7.55%, 03/28/30 (f)	35	21
The Government of Barbados
6.50%, 10/01/29 (f)	190	193
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	160
3.85%, 10/15/30	1,500	1,646
8.50%, 10/12/35 (f)	165	257
6.63%, 02/17/37 (f)	30	40
7.75%, 01/17/38 (f)	160	236
5.25%, 01/17/42 (f)	45	54
6.75%, 01/15/44 (f)	70	99
5.13%, 01/15/45 (f)	85	101
5.95%, 01/08/46 (f)	220	289
4.35%, 01/11/48	90	98
4.20%, 10/15/50	1,515	1,659
The Republic of Korea, Government of
1.00%, 09/16/30	200	183
The Republic of Rwanda, Government of
6.63%, 05/02/23 (f)	195	203
The Republic of Uzbekistan
4.75%, 02/20/24 (f)	45	47
3.70%, 11/25/30 (f)	200	194
Turkey Government International Bond
5.13%, 02/17/28	110	99
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	415	416
6.25%, 09/26/22	240	243
3.25%, 03/23/23	560	536
6.35%, 08/10/24	200	200
4.25%, 03/13/25 - 04/14/26	245	225
4.75%, 01/26/26	200	185
4.88%, 10/09/26 - 04/16/43	355	303
6.00%, 01/14/41	35	29
5.75%, 05/11/47	140	113
		32,056
Municipal 0.6%
California, State of
7.63%, 03/01/40	1,390	2,229
Illinois, State of
5.10%, 06/01/33	2,535	2,854
6.63%, 02/01/35	310	371
7.35%, 07/01/35	610	757
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,310
		7,521
Collateralized Mortgage Obligations 0.3%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,009	1,032
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	492	522
Series 2019-F-11, REMIC, 0.51%, (1 Month USD LIBOR + 0.40%), 01/20/49 (l)	295	297
Series 2019-NF-23, REMIC, 0.56%, (1 Month USD LIBOR + 0.45%), 02/20/49 (l)	197	199
Series 2019-BF-65, REMIC, 0.51%, (1 Month USD LIBOR + 0.40%), 05/20/49 (l)	251	253
Series 2019-FB-153, REMIC, 0.56%, (1 Month USD LIBOR + 0.45%), 12/20/49 (l)	845	851
Series 2020-GF-32, REMIC, 0.51%, (1 Month USD LIBOR + 0.40%), 03/20/50 (l)	809	813
		3,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K126, REMIC, 2.07%, 01/25/31	1,700	1,727
Series A2-K127, REMIC, 2.11%, 01/25/31	900	918
		2,645
Total Government And Agency Obligations (cost $599,156)		600,076
CORPORATE BONDS AND NOTES 37.4%
Financials 13.1%
1MDB Global Investments Limited
4.40%, 03/09/23 (h)	1,000	1,004
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	870
2.88%, 08/14/24	888	919
6.50%, 07/15/25	540	630
AIA Group Limited
3.38%, 04/07/30 (f)	1,055	1,126
3.20%, 09/16/40 (f)	538	529
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,651
Alfa Bond Issuance Public Limited Company
6.95%, (100, 04/30/23) (h) (m)	200	205
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	25	25
6.75%, 10/15/27 (f)	680	724
Ally Financial Inc.
3.05%, 06/05/23	1,441	1,508
1.45%, 10/02/23	349	354
5.13%, 09/30/24	304	343
5.80%, 05/01/25	741	860
5.75%, 11/20/25	480	545
8.00%, 11/01/31	549	764
American International Group, Inc.
2.50%, 06/30/25	2,200	2,299
3.90%, 04/01/26	2,000	2,205
4.20%, 04/01/28	775	873
3.40%, 06/30/30	2,200	2,341
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	515	551
Ares Capital Corporation
3.88%, 01/15/26	1,926	2,030
AssuredPartners, Inc.
5.63%, 01/15/29 (f)	75	76
Avolon Holdings Funding Limited
3.95%, 07/01/24 (f)	850	888
Banco do Brasil S.A
6.25%, (100, 04/15/24) (f) (m)	120	118
Banco Macro S.A.
6.75%, 11/04/26 (f)	140	112
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (f) (m)	140	143
7.63%, (100, 01/10/28) (f) (m)	50	55
Bank of America Corporation
4.20%, 08/26/24	100	110
3.25%, 10/21/27	1,875	2,014
4.18%, 11/25/27	3,725	4,142
3.82%, 01/20/28	1,575	1,734
4.27%, 07/23/29	1,475	1,662
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,476
2.85%, 05/07/26 (n)	1,270	1,323
5.09%, 06/20/30 (n)	2,500	2,824
Bayer US Finance II LLC
3.88%, 12/15/23 (f)	1,900	2,048
Biz Finance PLC
9.63%, 04/27/22 (f)	75	77
BNP Paribas
3.38%, 01/09/25 (f) (n)	975	1,045
2.22%, 06/09/26 (f) (n)	1,123	1,148
BPCE
4.63%, 09/12/28 (f)	975	1,132
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,218
3.65%, 05/11/27	2,113	2,314
CIT Group Inc.
3.93%, 06/19/24	185	195
Citigroup Inc.
4.60%, 03/09/26	309	348
3.40%, 05/01/26	4,925	5,360
4.30%, 11/20/26	200	224
4.13%, 07/25/28	475	526
4.41%, 03/31/31	1,522	1,730
Commonwealth Bank of Australia
3.61%, 09/12/34 (f) (n)	384	397
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,138
Credit Suisse Group AG
6.50%, 08/08/23 (f) (n)	400	442
4.21%, 06/12/24 (f)	1,000	1,068
2.59%, 09/11/25 (f) (n)	1,546	1,602
4.28%, 01/09/28 (f) (n)	2,059	2,260
3.87%, 01/12/29 (f) (n)	303	325
4.19%, 04/01/31 (f) (n)	1,376	1,487
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (n)	699	782
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,300	4,587
3.73%, 01/14/32 (n)	2,500	2,411
Diamond Finance International Limited
5.45%, 06/15/23 (f) (o)	1,125	1,230
6.02%, 06/15/26 (f) (o)	250	296
8.35%, 07/15/46 (f) (o)	450	686
Discover Bank
4.68%, 08/09/28	2,000	2,134
Discover Financial Services
4.50%, 01/30/26	2,000	2,255
EG Global Finance PLC
6.75%, 02/07/25 (f)	141	145
8.50%, 10/30/25 (f)	234	249
Five Corners Funding Trust II
2.85%, 05/15/30 (f)	1,463	1,508
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	3,135
4.69%, 06/09/25	160	170
5.13%, 06/16/25	120	130
4.27%, 01/09/27	80	83
4.13%, 08/17/27	165	170
5.11%, 05/03/29	355	381
4.00%, 11/13/30	310	308
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	238
HUB International Limited
7.00%, 05/01/26 (f)	420	436
Icahn Enterprises L.P.
4.75%, 09/15/24	185	192
6.38%, 12/15/25	600	620
6.25%, 05/15/26	285	300
5.25%, 05/15/27	265	273
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,550	2,856
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (f) (m)	155	156
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,266
3.51%, 01/23/29	1,850	2,006
4.49%, 03/24/31	2,100	2,422
2.96%, 05/13/31	677	689
JSC Bank of Georgia
6.00%, 07/26/23 (f)	200	212
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,376
MDGH - GMTN B.V
2.88%, 11/07/29 (f)	200	207
Moody's Corporation
3.75%, 03/24/25	728	795
Morgan Stanley
3.88%, 04/29/24	1,150	1,255
4.00%, 07/23/25	150	166

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
5.00%, 11/24/25	3,000	3,447
3.63%, 01/20/27	150	165
4.43%, 01/23/30	2,100	2,404
3.62%, 04/01/31	1,444	1,573
NatWest Group PLC
3.07%, 05/22/28 (n)	712	740
NatWest Markets PLC
2.38%, 05/21/23 (f)	1,333	1,382
5.13%, 05/28/24	1,500	1,662
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (f) (m)	200	199
4.50%, (100, 08/27/25) (f) (m)	100	104
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (f) (i) (j)	570	136
Onemain Finance Corporation
4.00%, 09/15/30	245	237
Ooredoo International Finance Limited
3.25%, 02/21/23 (f)	85	89
5.00%, 10/19/25 (f)	50	57
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	206
7.38%, 01/17/27	35	42
6.90%, 03/19/49	225	245
Petrobras International Finance Co
6.88%, 01/20/40	125	140
Pine Street Trust I
4.57%, 02/15/29 (f)	1,000	1,123
Pine Street Trust II
5.57%, 02/15/49 (f)	1,000	1,234
PTT Treasury Center Company Limited
3.70%, 07/16/70 (f)	50	47
Regions Bank
6.45%, 06/26/37	1,000	1,344
SABIC Capital II B.V.
4.00%, 10/10/23 (f)	200	216
Sasol Financing USA LLC
5.88%, 03/27/24	25	27
SLM Corporation
7.25%, 01/25/22	225	233
Societe Generale
1.49%, 12/14/26 (f)	1,483	1,455
Springleaf Finance Corporation
6.88%, 03/15/25	170	194
7.13%, 03/15/26	300	348
State Street Corporation
2.83%, 03/30/23	98	100
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (f)	1,275	1,394
Synchrony Financial
4.38%, 03/19/24	1,480	1,610
5.15%, 03/19/29	2,759	3,192
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	3,088
TCS Finance Designated Activity Company
9.25%, (100, 09/15/22) (h) (m)	200	209
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	640	782
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,407
3.80%, 03/15/30	2,570	2,831
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (n)	2,035	2,093
3.88%, 09/12/23	1,479	1,585
4.52%, 06/25/24 (n)	1,975	2,133
4.27%, 03/22/25 (n)	1,225	1,331
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (f)	75	76
Tiaa Asset Management, LLC
4.00%, 11/01/28 (f)	425	479
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (f)	25	27
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (f)	105	105
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (f)	120	119
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (h) (i) (j)	500	240
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,085
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (f)	5	5
Unum Group
4.50%, 03/15/25 (c)	1,066	1,191
4.00%, 06/15/29	1,500	1,625
5.75%, 08/15/42	1,500	1,747
Usiminas International S.A R.L.
5.88%, 07/18/26 (f)	95	100
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	480	488
Wells Fargo & Company
2.41%, 10/30/25	650	679
4.48%, 04/04/31	2,110	2,425
5.01%, 04/04/51	3,036	3,890
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	596
Ziggo B.V.
4.88%, 01/15/30 (f)	100	102
		168,025
Energy 5.9%
ADES International Holding PLC
8.63%, 04/24/24 (f)	200	206
Antero Resources Corp.
5.00%, 03/01/25 (c)	245	245
Apache Corporation
4.63%, 11/15/25	185	191
4.88%, 11/15/27	230	236
5.10%, 09/01/40	85	83
7.38%, 08/15/47	30	32
California Resources Corporation
7.13%, 02/01/26 (f)	145	148
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,617
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,131
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (f)	185	219
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (f)	100	102
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	295	307
5.88%, 02/01/29 (f)	90	95
Citgo Petroleum Corporation
7.00%, 06/15/25 (f)	35	36
6.38%, 06/15/26 (f)	295	298
CNX Resources Corporation
6.00%, 01/15/29 (f)	45	47
Comstock Escrow Corporation
9.75%, 08/15/26	265	288
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	115	120
Continental Resources, Inc.
4.50%, 04/15/23	876	904
4.38%, 01/15/28	200	210
5.75%, 01/15/31 (f)	280	315
Covey Park Energy LLC
7.50%, 05/15/25 (f)	102	106
Crestwood Midstream Partners LP
5.75%, 04/01/25	757	761
5.63%, 05/01/27 (f)	348	342
6.00%, 02/01/29 (f)	100	99
CVR Energy, Inc.
5.25%, 02/15/25 (f)	200	195
5.75%, 02/15/28 (c) (f)	285	277
DCP Midstream Operating, LP
5.38%, 07/15/25	400	434
5.63%, 07/15/27	230	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Delek Group Ltd.
7.49%, 12/30/23	130	132
Devon Energy Corporation
5.85%, 12/15/25	452	527
4.75%, 05/15/42	800	845
Double Eagle III Midco 1 LLC
7.75%, 12/15/25 (f)	145	154
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (f)	45	48
5.50%, 01/30/26 (f)	155	161
5.75%, 01/30/28 (f)	160	169
Energean Israel Finance Ltd
4.88%, 03/30/26	130	130
Energy Transfer LP
4.20%, 09/15/23	1,775	1,904
5.50%, 06/01/27	1,400	1,615
5.25%, 04/15/29	1,125	1,282
3.75%, 05/15/30	327	338
5.30%, 04/15/47	700	735
6.00%, 06/15/48	490	560
5.00%, 05/15/50	731	758
Enfragen Energia Sur SA.
5.38%, 12/30/30 (f)	200	197
Enlink Midstream, LLC
5.63%, 01/15/28 (f)	195	189
EQM Midstream Partners, LP
4.75%, 07/15/23	1,095	1,139
6.50%, 07/01/27 (f)	115	125
4.50%, 01/15/29 (f)	100	97
EQT Corporation
3.90%, 10/01/27	165	168
5.00%, 01/15/29	65	70
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,424
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (f)	200	192
Genesis Energy, L.P.
8.00%, 01/15/27	145	147
Geopark Limited
6.50%, 09/21/24 (f)	105	109
Guara Norte S.à r.l.
5.20%, 06/15/34 (f)	200	196
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	120	131
7.13%, 03/15/33	151	193
5.60%, 02/15/41	210	242
5.80%, 04/01/47	601	720
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	345	355
Holly Energy Partners, L.P.
5.00%, 02/01/28 (f)	230	233
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (f)	35	42
Kosmos Energy Ltd.
7.13%, 04/04/26 (f)	345	334
Leviathan Bond Ltd
5.75%, 06/30/23 (h)	80	84
6.13%, 06/30/25 (h)	105	114
LUKOIL International Finance B.V.
4.75%, 11/02/26 (f)	45	50
Lukoil Securities B.V.
3.88%, 05/06/30 (f)	25	26
Marathon Oil Corporation
4.40%, 07/15/27	650	715
Marathon Petroleum Corporation
3.80%, 04/01/28	625	679
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (f)	25	27
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (f)	75	78
MEG Energy Corp.
7.13%, 02/01/27 (f)	497	520
Mesquite Energy, Inc.
15.00%, 07/15/23 (h) (n) (p) (q)	45	143
15.00%, 07/15/23 (h) (n) (p) (q)	26	73
MPLX LP
4.80%, 02/15/29	500	572
4.50%, 04/15/38	675	737
4.70%, 04/15/48	325	351
Murphy Oil Corporation
5.88%, 12/01/27	220	216
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	345	354
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	490	504
Occidental Petroleum Corporation
2.90%, 08/15/24	751	743
5.55%, 03/15/26	295	312
3.40%, 04/15/26	115	112
3.20%, 08/15/26	90	86
3.50%, 08/15/29	458	430
8.88%, 07/15/30	125	158
7.50%, 05/01/31	380	443
7.88%, 09/15/31	35	41
6.45%, 09/15/36	1,450	1,598
4.30%, 08/15/39	101	86
6.20%, 03/15/40	60	62
6.60%, 03/15/46	1,375	1,463
4.40%, 04/15/46 - 08/15/49	346	293
4.10%, 02/15/47	240	192
4.20%, 03/15/48	115	93
Oleoducto Central S.A.
4.00%, 07/14/27 (f)	75	79
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	2,015
PBF Holding Company LLC
9.25%, 05/15/25 (f)	585	597
6.00%, 02/15/28	170	126
PDC Energy, Inc.
5.75%, 05/15/26	50	52
PDV America, Inc.
9.25%, 08/01/24 (f)	90	90
Pemex Project Funding Master Trust
8.63%, 02/01/22 (g)	110	116
6.63%, 06/15/35	410	389
Petrobras Global Finance B.V.
5.09%, 01/15/30	30	31
6.75%, 06/03/50 (c)	125	133
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (h) (i) (j) (k)	8,990	363
Petróleos Mexicanos
4.88%, 01/24/22 (c)	145	148
3.83%, (3 Month USD LIBOR + 3.65%), 03/11/22 (l)	90	91
5.38%, 03/13/22 (c)	85	87
3.50%, 01/30/23	415	420
4.88%, 01/18/24	250	257
6.88%, 10/16/25 (f)	135	146
6.49%, 01/23/27	395	411
6.84%, 01/23/30	775	787
5.95%, 01/28/31	1,945	1,862
6.50%, 06/02/41	40	35
6.38%, 01/23/45	60	50
6.75%, 09/21/47	8,670	7,371
6.35%, 02/12/48	4,400	3,635
7.69%, 01/23/50	796	739
6.95%, 01/28/60	30	26
PETRONAS Capital Limited
3.50%, 04/21/30 (f)	50	53
Phillips 66
3.70%, 04/06/23	67	71
3.85%, 04/09/25	87	95
3.90%, 03/15/28	1,425	1,567
Pioneer Natural Resources Company
0.25%, 05/15/25 (f) (n)	203	317
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	847

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.50%, 12/15/26	1,450	1,590
3.55%, 12/15/29	188	188
Precision Drilling Corporation
7.13%, 01/15/26 (f)	205	199
PT Adaro Indonesia
4.25%, 10/31/24 (f)	165	167
Range Resources Corporation
4.88%, 05/15/25	155	153
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,404
Sanchez Energy Corporation
0.00%, 02/15/23 (f) (i) (j)	269	1
Saudi Arabian Oil Company
1.63%, 11/24/25 (c) (f)	200	201
3.50%, 04/16/29 (f)	465	496
4.25%, 04/16/39 (f)	230	248
4.38%, 04/16/49 (f)	40	43
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (f)	50	50
SM Energy Company
5.63%, 06/01/25	25	23
6.75%, 09/15/26	110	102
6.63%, 01/15/27	215	198
Southwestern Energy Company
7.50%, 04/01/26 (c)	175	185
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	539
5.40%, 10/01/47	200	213
Sunoco LP
5.50%, 02/15/26	235	242
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	100
4.50%, 05/15/29 (f)	235	234
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (f)	195	193
Targa Resource Corporation
6.50%, 07/15/27	400	435
5.50%, 03/01/30	50	52
4.88%, 02/01/31 (f)	260	263
4.00%, 01/15/32 (f)	185	175
Teine Energy Ltd.
6.88%, 04/15/29 (f)	100	101
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (f)	120	120
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (f)	190	211
7.50%, 10/25/27 (f)	110	123
8.38%, 11/07/28 (f)	40	46
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,385
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	165
3.95%, 05/15/50	509	519
Transocean Inc
11.50%, 01/30/27 (f)	185	159
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	395	364
Tullow Oil PLC
6.25%, 04/15/22 (f)	575	539
Valero Energy Corporation
2.70%, 04/15/23	236	245
2.85%, 04/15/25	136	142
Viper Energy Partners LP
5.38%, 11/01/27 (f)	200	208
Western Midstream Operating, LP
4.35%, 02/01/25 (g) (o)	170	176
3.95%, 06/01/25	1,314	1,349
4.65%, 07/01/26	255	268
5.30%, 02/01/30 (g) (o)	280	304
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,382
WPX Energy, Inc.
5.25%, 10/15/27	95	101
YPF Sociedad Anonima
8.75%, 04/04/24 (f)	275	220
8.50%, 03/23/25 (f)	269	220
		76,377
Communication Services 3.7%
Altice Financing S.A.
7.50%, 05/15/26 (f)	285	297
5.00%, 01/15/28 (f)	200	197
Altice France Holding S.A.
8.13%, 02/01/27 (f)	1,180	1,293
5.13%, 01/15/29 (f)	270	273
Altice France S.A.
7.38%, 05/01/26 (f)	475	494
6.00%, 02/15/28 (f)	425	419
AT&T Inc.
4.35%, 03/01/29	450	509
4.30%, 02/15/30	415	467
2.55%, 12/01/33 (f)	238	226
4.90%, 08/15/37	400	470
5.45%, 03/01/47	500	621
B2W Digital Lux S.à r.l.
4.38%, 12/20/30 (f)	200	195
Baidu, Inc.
1.72%, 04/09/26	200	199
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (f)	75	82
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	420	445
6.88%, 09/15/27 (f)	1,250	1,333
Cable Onda, S.A.
4.50%, 01/30/30 (f)	200	212
Cablevision Lightpath LLC
3.88%, 09/15/27 (f)	45	45
5.63%, 09/15/28 (f)	35	36
CCO Holdings, LLC
4.00%, 03/01/23 (f)	350	354
5.75%, 02/15/26 (f)	415	429
5.13%, 05/01/27 (f)	85	90
5.00%, 02/01/28 (f)	645	682
4.75%, 03/01/30 (f)	180	187
4.50%, 08/15/30 (f)	110	112
4.50%, 05/01/32 (f)	225	228
CenturyLink, Inc.
5.63%, 04/01/25	405	437
5.13%, 12/15/26 (f)	300	316
6.88%, 01/15/28	10	11
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,393
4.91%, 07/23/25	1,700	1,929
5.38%, 05/01/47	1,000	1,161
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (f)	45	47
Comcast Corporation
4.15%, 10/15/28	1,400	1,601
4.25%, 10/15/30	1,075	1,241
Consolidated Communications, Inc.
5.00%, 10/01/28 (c) (f)	55	56
CSC Holdings, LLC
5.75%, 01/15/30 (f)	585	616
4.13%, 12/01/30 (f)	190	188
Digicel Group Limited
6.75%, 03/01/23 (f)	50	46
DISH DBS Corporation
7.75%, 07/01/26	500	552
Dish Network Corporation
2.38%, 03/15/24 (n)	376	360
3.38%, 08/15/26 (n)	297	286
Fox Corporation
4.03%, 01/25/24	650	706
4.71%, 01/25/29	550	634
Frontier Communications Corporation
0.00%, 09/15/25 (i) (j)	175	120
5.88%, 10/15/27 (f)	85	90
5.00%, 05/01/28 (f)	140	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
6.75%, 05/01/29 (f)	100	105
Gray Television, Inc.
4.75%, 10/15/30 (f)	90	89
GTH Finance B.V.
7.25%, 04/26/23 (f)	95	103
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (f)	400	408
Level 3 Financing, Inc.
4.63%, 09/15/27 (f)	190	195
3.63%, 01/15/29 (f)	35	34
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (f)	200	210
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (n)	53	58
Match Group Holdings II, LLC
4.13%, 08/01/30 (f)	45	45
Millicom International Cellular SA
5.13%, 01/15/28 (f)	180	189
4.50%, 04/27/31 (f)	200	208
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (f)	70	78
Netflix, Inc.
4.88%, 04/15/28	500	566
5.88%, 11/15/28	115	139
6.38%, 05/15/29	35	44
5.38%, 11/15/29 (f)	30	35
Network I2I Limited
5.65%, (100, 01/15/25) (f) (m)	55	58
Nielsen Finance LLC
5.63%, 10/01/28 (f)	185	195
5.88%, 10/01/30 (f)	180	195
Northwest Fiber, LLC
6.00%, 02/15/28 (f)	35	35
10.75%, 06/01/28 (f)	280	316
Ooredoo International Finance Limited
2.63%, 04/08/31 (f)	200	198
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	240	242
6.50%, 09/15/28 (f)	290	306
Sable International Finance Limited
5.75%, 09/07/27 (f)	95	100
Sirius XM Radio Inc.
5.38%, 07/15/26 (f)	170	176
5.00%, 08/01/27 (f)	400	419
4.13%, 07/01/30 (f)	55	55
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	526
5.50%, 09/01/41	4,071	4,823
Sprint Corporation
6.88%, 11/15/28	665	838
8.75%, 03/15/32	655	968
Telecom Italia S.p.A.
5.30%, 05/30/24 (f)	130	141
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (f)	55	58
Tencent Holdings Limited
3.98%, 04/11/29 (f)	40	44
2.39%, 06/03/30 (f)	65	63
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (f)	121	130
The Walt Disney Company
3.80%, 03/22/30	1,450	1,614
4.70%, 03/23/50	1,045	1,310
T-Mobile USA, Inc.
2.25%, 02/15/26	40	40
2.63%, 04/15/26	195	198
3.75%, 04/15/27 (f)	870	950
4.75%, 02/01/28	65	69
3.38%, 04/15/29	100	101
3.88%, 04/15/30 (f)	335	364
4.38%, 04/15/40 (f)	40	44
4.50%, 04/15/50 (f)	40	45
Total Play Telecomunicaciones SA DE CV
7.50%, 11/12/25 (f)	200	200
Univision Communications Inc.
9.50%, 05/01/25 (f)	35	39
6.63%, 06/01/27 (f)	115	123
VEON Holdings B.V.
3.38%, 11/25/27 (f)	200	198
Verizon Communications Inc.
3.00%, 03/22/27	184	197
2.10%, 03/22/28	914	918
2.55%, 03/21/31	846	843
4.86%, 08/21/46	580	696
5.01%, 04/15/49	138	170
2.99%, 10/30/56 (f)	2,128	1,867
Virgin Media Finance PLC
5.00%, 07/15/30 (f)	215	216
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (f)	220	222
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (f)	225	229
VTR Comunicaciones SpA
5.13%, 01/15/28 (f)	90	94
4.38%, 04/15/29 (f)	200	201
VTR Finance B.V.
6.38%, 07/15/28 (f)	70	76
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	95	93
6.13%, 03/01/28 (f)	355	365
Ziggo Bond Company B.V.
5.13%, 02/28/30 (f)	545	556
		48,257
Real Estate 2.7%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	712
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,253
Boston Properties Limited Partnership
3.25%, 01/30/31	613	635
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,331
4.55%, 10/01/29	189	202
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,245
4.13%, 05/15/29	631	685
4.05%, 07/01/30	773	833
CBRE Services, Inc.
2.50%, 04/01/31	819	794
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (f)	375	386
Corporate Office Properties Trust
2.25%, 03/15/26	257	262
2.75%, 04/15/31	187	181
CTR Partnership, L.P.
5.25%, 06/01/25	200	206
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	245	238
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	220
3.10%, 02/15/30	193	199
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,789
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,049
Lexington Realty Trust
2.70%, 09/15/30	292	285
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	215
4.63%, 06/15/25 (f)	55	58
4.50%, 09/01/26	365	383
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,356
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	983
4.50%, 04/01/27	5,000	5,456
3.63%, 10/01/29	852	871
3.38%, 02/01/31	526	522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.25%, 04/15/33	808	776
Realogy Group LLC
5.75%, 01/15/29 (f)	100	99
Realty Income Corporation
3.25%, 01/15/31	156	165
Retail Properties of America, Inc.
4.75%, 09/15/30	58	61
Service Properties Trust
4.95%, 02/15/27 (c)	90	89
5.50%, 12/15/27	80	84
4.95%, 10/01/29	90	86
4.38%, 02/15/30	170	156
Simon Property Group, L.P.
2.45%, 09/13/29	257	255
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	208
Store Capital Corporation
2.75%, 11/18/30	329	322
The GEO Group, Inc.
5.88%, 10/15/24	40	32
6.00%, 04/15/26 (c)	185	134
The Howard Hughes Corporation
4.13%, 02/01/29 (f)	195	191
Uniti Group Inc.
7.88%, 02/15/25 (f)	725	784
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,128
4.75%, 11/15/30 (c)	1,439	1,663
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,664
3.95%, 08/15/27	650	715
3.40%, 01/15/28	238	251
2.20%, 06/15/28	133	131
2.85%, 12/15/32	164	159
VICI Properties Inc.
3.50%, 02/15/25 (f)	80	81
4.25%, 12/01/26 (f)	120	123
4.63%, 12/01/29 (f)	150	156
		34,862
Consumer Staples 2.4%
Adecoagro S.A.
6.00%, 09/21/27 (f)	75	78
Altria Group, Inc.
4.40%, 02/14/26	13	15
3.88%, 09/16/46	4,000	3,873
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,143
4.90%, 02/01/46	1,025	1,218
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,462
4.75%, 01/23/29	1,750	2,044
3.50%, 06/01/30	500	541
4.35%, 06/01/40	500	564
4.60%, 04/15/48 - 06/01/60	1,150	1,311
4.50%, 06/01/50	500	569
5.80%, 01/23/59	1,000	1,349
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,683
C&S Group Enterprises LLC
5.00%, 12/15/28 (f)	245	239
Camposol SA
6.00%, 02/04/27 (f)	50	53
Cosan Overseas Limited
8.25%, (100, 08/05/21) (h) (m)	390	397
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	230	242
DP World Crescent Limited
3.75%, 01/30/30 (f)	175	182
JBS Investments II GmbH
7.00%, 01/15/26 (f)	45	48
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	500	550
JBS USA Food Company
6.50%, 04/15/29 (f)	465	526
5.50%, 01/15/30 (f)	805	889
Kraft Heinz Foods Company
5.00%, 07/15/35	205	236
4.38%, 06/01/46	25	26
4.88%, 10/01/49	95	107
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (f)	20	20
7.00%, 12/31/27 (f)	25	24
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	55	56
MHP SE SA
7.75%, 05/10/24 (f)	75	80
Performance Food Group, Inc.
6.88%, 05/01/25 (f)	210	224
5.50%, 10/15/27 (f)	180	188
Pilgrim's Pride Corporation
4.25%, 04/15/31 (f)	195	194
Post Holdings, Inc.
5.75%, 03/01/27 (f)	465	489
5.63%, 01/15/28 (f)	70	74
5.50%, 12/15/29 (f)	246	264
4.63%, 04/15/30 (f)	95	95
Reynolds American Inc.
4.45%, 06/12/25	325	361
5.85%, 08/15/45	1,000	1,180
Safeway Inc.
3.50%, 02/15/23 (f)	5	5
4.63%, 01/15/27 (f)	40	41
4.88%, 02/15/30 (f)	330	339
Sysco Corporation
5.65%, 04/01/25 (o)	400	465
5.95%, 04/01/30 (o)	500	625
6.60%, 04/01/40 - 04/01/50 (o)	1,000	1,424
The Central America Bottling Corporation
5.75%, 01/31/27 (f)	70	74
The Coca-Cola Company
3.38%, 03/25/27	893	986
3.45%, 03/25/30	498	549
Treehouse Foods, Inc.
4.00%, 09/01/28	145	146
Triton Water Holdings Incorporated
6.25%, 04/01/29 (f)	45	46
Turning Point Brands, Inc.
5.63%, 02/15/26 (f)	100	104
U.S. Foods Inc.
4.75%, 02/15/29 (f)	130	130
United Natural Foods, Inc.
6.75%, 10/15/28 (f)	95	101
		30,629
Consumer Discretionary 1.9%
Adtalem Global Education Inc.
5.50%, 03/01/28 (f)	295	292
Affinity Gaming
6.88%, 12/15/27 (f)	35	37
Aramark Services, Inc.
6.38%, 05/01/25 (f)	130	138
5.00%, 02/01/28 (f)	365	379
AutoNation, Inc.
4.75%, 06/01/30 (o)	117	135
AutoZone, Inc.
3.63%, 04/15/25	164	179
4.00%, 04/15/30	762	844
Azul Investments LLP
5.88%, 10/26/24 (c) (f)	170	150
Booking Holdings Inc.
0.75%, 05/01/25 (f) (n)	151	223
Boyd Gaming Corporation
6.38%, 04/01/26	130	134
6.00%, 08/15/26	65	68
4.75%, 12/01/27	185	188
Callaway Golf Company
2.75%, 05/01/26 (c) (f) (n)	79	135
Carnival Corporation
10.50%, 02/01/26 (f)	320	375

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
7.63%, 03/01/26 (f)	325	349
Carvana Co.
5.88%, 10/01/28 (f)	235	242
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (i) (j) (p)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	600	603
Discovery Communications, LLC
3.63%, 05/15/30	539	577
4.65%, 05/15/50	1,453	1,597
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,159
4.20%, 05/15/28	1,125	1,264
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	335	357
8.13%, 07/01/27 (f)	305	336
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	40	42
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (f)	370	382
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	300	319
Hasbro, Inc.
2.60%, 11/19/22 (o)	268	277
3.00%, 11/19/24 (o)	610	651
JD.com, Inc.
3.38%, 01/14/30	100	103
L Brands, Inc.
7.50%, 06/15/29	115	131
6.63%, 10/01/30 (f)	320	365
Laureate Education, Inc.
8.25%, 05/01/25 (f)	300	314
LBM Acquisition, LLC
6.25%, 01/15/29 (f)	35	36
Levi Strauss & Co.
3.50%, 03/01/31 (f)	100	97
Life Time, Inc.
5.75%, 01/15/26 (f)	100	103
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	635
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (f)	55	59
Mattel, Inc.
6.75%, 12/31/25 (f)	61	64
5.88%, 12/15/27 (f)	50	55
5.45%, 11/01/41	15	16
McDonald's Corporation
3.50%, 07/01/27	243	267
3.60%, 07/01/30	290	316
4.20%, 04/01/50	146	165
MCE Finance Limited
4.88%, 06/06/25 (f)	75	77
5.75%, 07/21/28 (f)	110	117
5.38%, 12/04/29 (f)	95	100
Meituan
2.13%, 10/28/25 (f)	200	199
3.05%, 10/28/30 (f)	200	195
MercadoLibre S.R.L
3.13%, 01/14/31	200	190
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (f)	205	216
NagaCorp Ltd.
9.38%, 05/21/21 (f)	135	136
7.95%, 07/06/24 (h)	200	209
NCL Corporation Ltd.
12.25%, 05/15/24 (f)	5	6
10.25%, 02/01/26 (f)	130	152
5.88%, 03/15/26 (f)	55	56
NCL Finance, Ltd.
6.13%, 03/15/28 (f)	40	41
New Golden Nugget Inc.
6.75%, 10/15/24 (f)	320	324
8.75%, 10/01/25 (c) (f)	140	148
Newell Brands Inc.
5.88%, 04/01/36 (g) (o)	25	31
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	191
Party City Holdings Inc.
8.75%, 02/15/26 (f)	45	46
Prosus N.V.
3.68%, 01/21/30 (f)	45	47
Real Hero Merger
6.25%, 02/01/29 (f)	30	31
Rent-A-Center, Inc.
6.38%, 02/15/29 (f)	30	32
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (f)	60	64
4.38%, 01/15/28 (f)	170	171
4.00%, 10/15/30 (f)	300	289
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (f)	40	46
9.13%, 06/15/23 (f)	60	66
11.50%, 06/01/25 (f)	285	332
Sotheby's, Inc.
7.38%, 10/15/27 (f)	495	537
Station Casinos LLC
5.00%, 10/01/25 (f)	45	46
4.50%, 02/15/28 (f)	430	429
The TJX Companies, Inc.
3.75%, 04/15/27	622	694
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,162
Tupy Overseas S.A.
4.50%, 02/16/31 (f)	200	194
Vail Resorts, Inc.
0.00%, 01/01/26 (d) (f) (n)	58	59
Viking Cruises Limited
13.00%, 05/15/25 (f)	145	171
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (f)	898	922
3.13%, 05/12/23 (f)	782	822
Wolverine World Wide, Inc.
6.38%, 05/15/25 (f)	210	224
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (f)	200	205
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	240	253
5.25%, 05/15/27 (f)	160	168
Wynn Macau, Limited
4.88%, 10/01/24 (f)	185	187
5.50%, 01/15/26 (f)	80	83
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (f)	155	168
Yum! Brands, Inc.
7.75%, 04/01/25 (f)	215	235
4.63%, 01/31/32	195	199
		24,428
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (f)	20	24
4.00%, 10/03/49 (f)	35	38
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,977
3.25%, 04/15/28	475	513
Clearway Energy Operating LLC
5.00%, 09/15/26	330	341
4.75%, 03/15/28 (f)	35	36
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,512
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	122
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,303
2.45%, 06/01/30	427	422
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (f)	209	200
Entergy Corporation
2.80%, 06/15/30	438	442

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ESKOM Holdings
6.75%, 08/06/23 (f)	120	124
Exelon Corporation
4.05%, 04/15/30	250	278
4.70%, 04/15/50	111	133
FEL Energy VI S.à r.l.
5.75%, 12/01/40 (f)	200	205
InterGen N.V.
7.00%, 06/30/23 (f)	1,020	989
MidAmerican Energy Company
3.65%, 04/15/29	800	889
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (f)	300	316
NiSource Inc.
2.95%, 09/01/29	1,265	1,300
NRG Energy, Inc.
7.25%, 05/15/26	300	312
3.38%, 02/15/29 (f)	40	39
3.63%, 02/15/31 (f)	85	83
Pacific Gas And Electric Company
5.00%, 07/01/28	660	697
5.25%, 07/01/30	705	747
4.95%, 07/01/50	450	462
Pattern Energy Group Inc.
4.50%, 08/15/28 (f)	80	81
Promigas SA ESP
3.75%, 10/16/29 (f)	75	76
Puget Energy, Inc.
4.10%, 06/15/30	516	561
Southern California Edison Company
3.70%, 08/01/25	1,425	1,555
4.20%, 03/01/29	975	1,086
Talen Energy Supply, LLC
7.63%, 06/01/28 (f)	75	77
Termocandelaria Power Ltd.
7.88%, 01/30/29 (f)	120	131
The AES Corporation
3.30%, 07/15/25 (f)	1,317	1,397
3.95%, 07/15/30 (f)	1,148	1,228
The Southern Company
3.25%, 07/01/26	1,850	1,981
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	140	146
5.00%, 07/31/27 (f)	430	443
		23,266
Industrials 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	425	446
AECOM
5.13%, 03/15/27	320	348
Aeropuertos Argentina 2000 S.A.
9.38%, 02/01/27 (f) (q)	111	89
Air Lease Corporation
3.38%, 07/01/25	961	1,015
3.75%, 06/01/26	3,475	3,711
American Airlines, Inc.
5.50%, 04/20/26 (f)	45	47
APX Group, Inc.
6.75%, 02/15/27 (f)	210	225
Arcosa, Inc.
4.38%, 04/15/29 (f)	60	60
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (f)	35	35
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (f)	110	113
Artera Services, LLC
9.03%, 12/04/25 (f)	120	132
ASGN Incorporated
4.63%, 05/15/28 (f)	65	67
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (f)	190	194
Berry Global Escrow Corporation
4.88%, 07/15/26 (f)	200	212
Bombardier Inc.
6.00%, 10/15/22 (f)	90	90
6.13%, 01/15/23 (f)	400	416
7.50%, 12/01/24 - 03/15/25 (f)	115	114
7.88%, 04/15/27 (f)	290	284
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (f)	625	628
BWXT Government Group, Inc.
5.38%, 07/15/26 (f)	300	310
4.13%, 06/30/28 (f)	175	177
4.13%, 04/15/29 (f)	245	248
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (f)	90	79
CoreCivic, Inc.
4.63%, 05/01/23	300	296
DP World UAE Region FZE
5.63%, 09/25/48 (f)	35	41
Dycom Industries, Inc.
4.50%, 04/15/29 (f)	150	150
Foundation Building Materials, Inc.
6.00%, 03/01/29 (f)	60	59
FTI Consulting, Inc.
2.00%, 08/15/23 (n)	122	178
Georgian Railway JSC
7.75%, 07/11/22 (f)	40	42
Howmet Aerospace Inc.
5.95%, 02/01/37	10	12
HTA Group Limited
7.00%, 12/18/25 (f)	105	112
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (f)	240	251
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (f)	35	36
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (f)	25	33
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (f)	305	306
Moog Inc.
4.25%, 12/15/27 (f)	95	97
Navios Maritime Holdings Inc.
11.25%, 08/15/22 (f)	175	165
Navios South American Logistics Inc.
10.75%, 07/01/25 (f)	315	350
Park Aerospace Holdings Limited
5.50%, 02/15/24 (f)	4,000	4,328
Pike Corporation
5.50%, 09/01/28 (f)	330	336
Pitney Bowes Inc.
6.88%, 03/15/27 (f)	50	50
7.25%, 03/15/29 (f)	100	99
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	155	158
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	25	27
Stericycle, Inc.
3.88%, 01/15/29 (f)	170	168
The Boeing Company
5.04%, 05/01/27 (o)	555	633
5.15%, 05/01/30 (o)	555	639
5.71%, 05/01/40 (o)	560	684
5.81%, 05/01/50 (o)	600	756
5.93%, 05/01/60 (o)	560	716
TransDigm Inc.
6.50%, 05/15/25	30	31
8.00%, 12/15/25 (f)	10	11
6.25%, 03/15/26 (f)	500	530
6.38%, 06/15/26	365	378
7.50%, 03/15/27	60	64
5.50%, 11/15/27	830	858
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	68
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	536	563
8.50%, 08/15/27 (f)	110	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (f)	475	497
XPO Logistics, Inc.
6.25%, 05/01/25 (f)	275	296
		23,177
Information Technology 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (f)	60	60
6.13%, 12/01/28 (f)	20	21
Ascend Learning, LLC
6.88%, 08/01/25 (f)	377	387
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	105	112
Black Knight Infoserv, LLC
3.63%, 09/01/28 (f)	255	250
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	80	86
Broadcom Inc.
1.95%, 02/15/28 (c) (f)	271	264
2.45%, 02/15/31 (f)	2,643	2,497
2.60%, 02/15/33 (f)	2,342	2,183
3.50%, 02/15/41 (f)	1,862	1,774
3.75%, 02/15/51 (f)	874	842
CDK Global, Inc.
4.88%, 06/01/27	300	314
Dell International L.L.C.
5.85%, 07/15/25 (f)	182	212
6.10%, 07/15/27 (f)	334	402
6.20%, 07/15/30 (f)	289	360
Entegris, Inc.
4.38%, 04/15/28 (f)	155	160
Gartner, Inc.
4.50%, 07/01/28 (f)	145	149
3.75%, 10/01/30 (f)	95	94
KBR, Inc.
2.50%, 11/01/23 (n)	157	247
Lenovo Group Limited
3.42%, 11/02/30 (f)	200	201
Micron Technology, Inc.
2.50%, 04/24/23	989	1,025
3.13%, 05/01/32 (n)	11	97
NortonLifelock Inc.
3.95%, 06/15/22	400	408
2.00%, 08/15/22 (f) (n)	59	68
Nuance Communications, Inc.
1.25%, 04/01/25 (n)	29	66
On Semiconductor Corporation
1.63%, 10/15/23 (n)	48	99
3.88%, 09/01/28 (f)	110	113
Open Text Corporation
5.88%, 06/01/26 (f)	235	243
3.88%, 02/15/28 (f)	105	106
Oracle Corporation
1.65%, 03/25/26	954	960
2.80%, 04/01/27	991	1,043
2.30%, 03/25/28	1,508	1,526
2.88%, 03/25/31	1,920	1,956
3.60%, 04/01/40	990	992
Rackspace Technology, Inc.
3.50%, 02/15/28 (f)	295	284
5.38%, 12/01/28 (c) (f)	120	122
Tempo Acquisition, LLC
5.75%, 06/01/25 (f)	120	127
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	115	114
Twilio Inc.
3.63%, 03/15/29	70	71
3.88%, 03/15/31	75	77
Virtusa Corporation
7.13%, 12/15/28 (f)	55	56
		20,168
Health Care 1.5%
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	285	298
Bausch Health Companies Inc.
7.00%, 03/15/24 (f)	180	184
5.50%, 11/01/25 (f)	130	134
9.25%, 04/01/26 (f)	400	443
5.25%, 01/30/30 (f)	215	216
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (f)	615	677
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (f)	250	240
Centene Corporation
4.25%, 12/15/27	845	888
4.63%, 12/15/29	840	907
3.38%, 02/15/30	495	500
Centene Escrow I Corporation
5.38%, 06/01/26 (f)	705	737
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (f)	20	21
3.75%, 03/15/29 (f)	70	70
Cigna Holding Company
4.90%, 12/15/48	1,000	1,223
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	125	135
5.63%, 03/15/27 (f)	145	152
6.00%, 01/15/29 (f)	145	153
6.88%, 04/15/29 (f)	120	125
4.75%, 02/15/31 (f)	100	98
CVS Health Corporation
3.88%, 07/20/25	2,475	2,735
3.00%, 08/15/26	92	98
3.63%, 04/01/27	259	284
4.78%, 03/25/38	1,100	1,299
DaVita Inc.
4.63%, 06/01/30 (f)	450	458
Elanco Animal Health
5.27%, 08/28/23 (g) (o)	550	592
HCA Inc.
5.38%, 02/01/25	405	452
5.88%, 02/15/26	700	805
3.50%, 09/01/30	375	378
Hologic, Inc.
3.25%, 02/15/29 (f)	200	197
IQVIA Inc.
5.00%, 05/15/27 (f)	300	317
Molina Healthcare, Inc.
3.88%, 11/15/30 (f)	90	93
Owens & Minor, Inc.
4.50%, 03/31/29 (f)	60	60
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	225	246
RP Escrow Issuer LLC
5.25%, 12/15/25 (f)	85	88
Tenet Healthcare Corporation
4.88%, 01/01/26 (f)	100	104
6.25%, 02/01/27 (f)	70	74
5.13%, 11/01/27 (f)	500	523
4.63%, 06/15/28 (f)	70	72
6.13%, 10/01/28 (f)	285	297
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	76
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	55	55
Upjohn Inc.
1.13%, 06/22/22 (f)	456	459
1.65%, 06/22/25 (f)	147	148
2.70%, 06/22/30 (f)	745	736
3.85%, 06/22/40 (f)	325	333
4.00%, 06/22/50 (f)	560	571
		18,751
Materials 1.0%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (f)	100	101
Allegheny Technologies Incorporated
7.88%, 08/15/23 (g) (o)	40	43
5.88%, 12/01/27 (c)	391	406

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Antofagasta PLC
2.38%, 10/14/30 (c) (f)	200	196
Big River Steel LLC
6.63%, 01/31/29 (f)	275	299
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (f)	25	25
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (f)	100	105
CEMEX S.A.B. de C.V.
3.88%, 07/11/31 (f)	200	195
CF Industries, Inc.
5.15%, 03/15/34	240	274
4.95%, 06/01/43	5	6
5.38%, 03/15/44	525	623
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (f)	826	943
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (f)	100	100
4.88%, 03/01/31 (f)	100	100
Consolidated Energy Holdings, LLC
3.93%, (3 Month USD LIBOR + 3.75%), 06/15/22 (f) (l)	35	35
6.88%, 06/15/25 (f)	35	36
6.50%, 05/15/26 (f)	355	357
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (f)	25	26
3.15%, 01/14/30 (f)	60	62
3.70%, 01/30/50 (f)	140	141
CSN Resources S.A.
7.63%, 02/13/23 (f)	330	343
First Quantum Minerals Ltd
7.25%, 04/01/23 (f)	595	605
6.50%, 03/01/24 (f)	300	306
7.50%, 04/01/25 (f)	50	52
6.88%, 03/01/26 - 10/15/27 (f)	300	313
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (f)	170	173
7.88%, 07/15/26 (f)	480	503
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	5	5
Freeport-McMoRan Inc.
5.45%, 03/15/43	155	186
Fresenius Medical Care Holdings, Inc.
4.88%, 06/15/27 (f)	115	119
Fresnillo PLC
4.25%, 10/02/50 (f)	200	197
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (f)	100	109
GrafTech Finance Inc.
4.63%, 12/15/28 (f)	115	116
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (c) (f)	145	145
Joint Stock Company Alrosa (Public Joint Stock Company)
3.10%, 06/25/27 (f)	50	50
Kaiser Aluminum Corporation
6.50%, 05/01/25 (f)	95	101
4.63%, 03/01/28 (f)	270	276
MEGlobal Canada ULC
5.00%, 05/18/25 (f)	25	28
Mercer International Inc.
5.13%, 02/01/29 (f)	100	104
Methanex Corporation
5.13%, 10/15/27	285	293
5.25%, 12/15/29	135	139
5.65%, 12/01/44	95	94
Metinvest B.V.
7.75%, 04/23/23 (f)	200	213
Nexa Resources S.A.
6.50%, 01/18/28 (f)	70	80
Nufarm Australia Limited
5.75%, 04/30/26 (f)	300	308
Office Cherifien Des Phosphates
6.88%, 04/25/44 (f)	20	23
Olin Corporation
5.13%, 09/15/27	200	208
5.63%, 08/01/29	310	335
5.00%, 02/01/30	270	283
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (f)	300	317
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (f)	155	157
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (f)	100	113
Sasol Financing International Limited
4.50%, 11/14/22	115	117
Sasol Financing USA LLC
4.38%, 09/18/26	200	204
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (f)	50	51
Stillwater Mining Company
6.13%, 06/27/22 (f)	300	302
The Chemours Company
7.00%, 05/15/25 (c)	260	267
5.38%, 05/15/27 (c)	290	307
5.75%, 11/15/28 (f)	515	543
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (f)	130	139
Valvoline, Inc.
4.25%, 02/15/30 (f)	215	219
Vedanta Resources Limited
6.38%, 07/30/22 (f)	185	176
Volcan Compañía Minera S.A.A.
4.38%, 02/11/26 (f)	40	41
		12,733
Total Corporate Bonds And Notes (cost $456,133)		480,673
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.5%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (g)	833	826
Series 2019-B-2, 4.46%, 10/16/26 (g)	220	207
Series 2020-A-1A, 3.35%, 01/15/27 (g)	403	401
Series 2020-B-1A, 4.34%, 01/15/27 (g)	245	231
AIMCO CLO 10 Ltd
Series 2019-A-10A, 1.54%, (3 Month USD LIBOR + 1.32%), 07/22/32 (l)	319	319
Aimco CLO 11 Ltd
Series 2020-A-11A, 1.60%, (3 Month USD LIBOR + 1.38%), 10/15/31 (l)	725	726
Aimco CLO 12 Ltd
Series 2020-A-12A, 1.44%, (3 Month USD LIBOR + 1.21%), 01/20/32 (l)	1,300	1,300
Aimco CLO 14 Ltd
Series 2021-A-14A, 0.00%, 04/20/34 (l)	1,573	1,573
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/20/33 (l)	421	422
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.22%, (3 Month USD LIBOR + 1.01%), 04/30/31 (f) (l)	1,000	999
Ares LIV CLO Ltd
Series 2019-A-54A, 1.56%, (3 Month USD LIBOR + 1.32%), 10/15/32 (l)	778	779
Ares LIX CLO Ltd
Series 2021-A-59A, 0.00%, (3 Month USD LIBOR + 1.03%), 04/25/34 (l)	521	521
Ares LV CLO Ltd
Series 2020-A1-55A, 1.94%, (3 Month USD LIBOR + 1.70%), 04/15/31 (l)	894	896
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/25/33 (l)	1,050	1,051
Ares XLI CLO Ltd
Series 2016-AR2-41A, 1.67%, 04/15/34 (l)	1,097	1,098
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.47%, (3 Month USD LIBOR + 1.25%), 04/18/33 (l)	303	303
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,329
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	96
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (l)	100	93
BAMLL Commercial Mortgage Securities Trust 2020-JGDN
Series 2020-A-JGDN, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 11/15/22 (l)	1,001	1,001
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	98
Barings CLO Ltd 2020-I
Series 2020-A1-1A, 1.63%, (3 Month USD LIBOR + 1.40%), 10/15/32 (l)	1,151	1,153
Barings CLO Ltd 2020-IV
Series 2020-A-4A, 1.44%, (3 Month USD LIBOR + 1.22%), 01/20/32 (l)	1,300	1,301
Barings CLO Ltd 2021-I
Series 2021-A-1A, 0.00%, 04/25/34 (l)	1,146	1,146
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.55%, (3 Month USD LIBOR + 1.33%), 01/18/33 (l)	454	456
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (l)	106	120
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (l)	7,267	469
Interest Only, Series 2019-XA-B14, REMIC, 0.79%, 12/15/62 (l)	4,975	243
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 11/15/22 (l)	592	598
Bristol Park CLO LTD
Series 2016-AR-1A, 1.23%, (3 Month USD LIBOR + 0.99%), 04/16/29 (l)	911	908
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/21 (l)	416	416
Series 2019-C-XL, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 10/15/21 (l)	523	523
Series 2019-D-XL, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 10/15/21 (l)	741	741
Series 2019-E-XL, REMIC, 1.91%, (1 Month USD LIBOR + 1.80%), 10/15/21 (l)	3,392	3,390
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-A-BXLP, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 12/15/21 (l)	1,411	1,412
Series 2020-B-BXLP, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 12/15/21 (l)	464	464
Series 2020-C-BXLP, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 12/15/21 (l)	368	368
Series 2020-D-BXLP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/21 (l)	571	570
Series 2020-E-BXLP, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 12/15/21 (l)	434	434
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 11/15/25 (l)	867	868
BX Trust
Series 2018-A-EXCL, REMIC, 1.19%, (1 Month USD LIBOR + 1.09%), 09/15/37 (l)	2,393	2,296
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	308	315
Cedar Funding Ltd
Series 2019-A-10A, 1.56%, (3 Month USD LIBOR + 1.34%), 10/20/32 (l)	666	669
Cedar Funding VI CLO Ltd.
Series 2016-AR-6A, 1.31%, (3 Month USD LIBOR + 1.09%), 10/20/28 (l)	250	250
Cedar Funding VI CLO, Ltd.
Series 2016-ARR-6A, 0.00%, (3 Month USD LIBOR + 1.05%), 04/20/34 (l)	951	951
Cedar Funding XII CLO Ltd
Series 2020-A-12A, 1.49%, (3 Month USD LIBOR + 1.27%), 10/25/32 (l)	700	701
Cent CLO
Series 2021-A1-31A, 1.35%, (3 Month USD LIBOR + 1.20%), 04/20/34 (l)	1,270	1,270
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,544	1,533
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 06/15/21 (l)	1,444	1,436
Series 2019-B-CHC, REMIC, 1.61%, (1 Month USD LIBOR + 1.50%), 06/15/21 (l)	237	235
Series 2019-C-CHC, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 06/15/21 (l)	268	262
Columbia Cent CLO 29 Ltd
Series 2020-A1N-29A, 1.92%, (3 Month USD LIBOR + 1.70%), 07/21/31 (l)	929	933
Columbia Cent CLO 30 Ltd
Series 2020-A1-30A, 1.53%, (3 Month USD LIBOR + 1.31%), 01/20/34 (l)	1,720	1,722
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	195
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	523	528
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 05/15/21 (l)	125	125
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.34%, (1 Month USD LIBOR + 1.23%), 05/17/21 (l)	521	521
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	303	309
Dryden 68 CLO Ltd
Series 2019-A-68A, 1.55%, (3 Month USD LIBOR + 1.31%), 07/15/32 (l)	920	920
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.40%, (3 Month USD LIBOR + 1.18%), 04/18/33 (l)	600	600
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/18/32 (l)	560	560
Dryden 85 CLO Ltd
Series 2020-A1-85A, 1.56%, (3 Month USD LIBOR + 1.35%), 10/15/32 (l)	868	869
Dryden Senior Loan Fund
Series 2019-A1-76A, 1.55%, (3 Month USD LIBOR + 1.33%), 10/20/32 (l)	876	879
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 1.44%, (3 Month USD LIBOR + 1.25%), 01/17/34 (l)	270	270
Eaton Vance CLO 2020-1 Ltd
Series 2020-A-1A, 1.89%, (3 Month USD LIBOR + 1.65%), 10/15/30 (l)	1,200	1,204
Eaton Vance CLO 2020-2 Ltd
Series 2020-A1-2A, 1.56%, (3 Month USD LIBOR + 1.37%), 10/15/32 (l)	1,300	1,303
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	800	798
Flatiron CLO 19 Ltd
Series 2019-A-1A, 1.51%, (3 Month USD LIBOR + 1.32%), 11/16/32 (l)	867	869
Flatiron CLO Ltd
Series 2020-A-1A, 1.55%, (3 Month USD LIBOR + 1.30%), 11/21/33 (l)	1,200	1,203
GB Trust 2020-FLIX
Series 2020-A-FLIX, 1.23%, (1 Month USD LIBOR + 1.12%), 08/17/37 (l)	810	810
Series 2020-B-FLIX, 1.46%, (1 Month USD LIBOR + 1.35%), 08/17/37 (l)	170	170
Series 2020-C-FLIX, 1.71%, (1 Month USD LIBOR + 1.60%), 08/17/37 (l)	100	100
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	359
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (l)	1,073	1,072

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2021-B-BMR, 0.99%, (1 Month USD LIBOR + 0.88%), 03/15/23 (l)	259	259
Series 2021-C-BMR, 1.21%, (1 Month USD LIBOR + 1.10%), 03/15/23 (l)	163	163
Series 2021-D-BMR, 1.51%, (1 Month USD LIBOR + 1.40%), 03/15/23 (l)	227	227
Series 2021-E-BMR, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/23 (l)	198	198
Lucali Limited
Series 2020-A-1A, 1.45%, (3 Month USD LIBOR + 1.21%), 01/18/33 (l)	640	640
Madison Park Funding Ltd
Series 2021-A-50A, 0.00%, (3 Month USD LIBOR + 1.14%), 04/19/34 (l)	1,340	1,341
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.14%, (3 Month USD LIBOR + 0.92%), 01/24/28 (l)	674	674
Madison Park Funding XLV Ltd
Series 2020-A-45A, 1.89%, (3 Month USD LIBOR + 1.65%), 07/15/31 (l)	1,240	1,242
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 1.39%, (3 Month USD LIBOR + 1.20%), 01/22/31 (l)	290	290
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.57%, (3 Month USD LIBOR + 1.33%), 10/15/32 (l)	426	428
Magnetite XXI, Limited
Series 2019-AR-21A, 0.00%, (3 Month USD LIBOR + 1.02%), 04/20/34 (l)	920	920
Magnetite XXIII, Limited
Series 2019-A-23A, 1.52%, (3 Month USD LIBOR + 1.30%), 10/25/32 (l)	7,500	7,521
Magnetite XXIV, Limited
Series 2019-A-24A, 1.57%, (3 Month USD LIBOR + 1.33%), 01/18/33 (l)	1,305	1,307
Magnetite XXIX, Limited
Series 2021-A-29A, 1.09%, (3 Month USD LIBOR + 0.99%), 01/17/34 (l)	1,150	1,150
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	176	178
Milos CLO Ltd
Series 2017-AR-1A, 1.29%, (3 Month USD LIBOR + 1.07%), 10/21/30 (l)	915	913
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	261	260
Morgan Stanley Capital I Trust
Series 2011-AJ-C3, REMIC, 5.26%, 08/17/21 (l)	300	302
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/21 (l)	900	905
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,207
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (l)	168	170
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (l)	161	159
Nationstar HECM Loan Trust 2020-1
Series 2020-A1-1A, 1.27%, 03/25/23	454	455
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.36%, (1 Month USD LIBOR + 1.25%), 12/25/28 (l)	7,445	7,603
Navient Student Loan Trust
Series 2016-A-7A, 1.26%, (1 Month USD LIBOR + 1.15%), 12/25/28 (l)	3,307	3,347
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,447	1,477
Series 2019-A2-1A, 3.86%, 12/05/49 (f)	653	622
Prima Capital CRE Securitization
Series 2021-A-9A, 1.56%, 12/15/37 (l)	680	680
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 09/15/21	45	45
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, REMIC, 3.00%, 10/25/26 (l)	49	49
RETL
Series 2019-C-RVP, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 03/17/36 (g) (l)	1,103	1,098
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	760	748
Series 2020-B-1A, 4.34%, 03/15/27	234	212
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	936
Series 2020-2C-1, 1.88%, 01/15/26	365	364
Series 2020-2C-2, 2.33%, 01/15/28	279	282
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (g)	731	735
Silverstone Master Issuer PLC
Series 2019-1A-1A, 0.79%, (3 Month USD LIBOR + 0.57%), 01/21/70 (g) (l)	331	331
Stratus CLO 2020-1 Ltd
Series 2020-A-1A, 2.20%, (3 Month USD LIBOR + 1.98%), 05/01/28 (l)	988	988
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.53%, (3 Month USD LIBOR + 1.32%), 01/17/34 (l)	750	751
Symphony CLO XXV Ltd
Series 2021-A-25A, 0.00%, 04/19/34 (l)	1,153	1,157
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.19%, (3 Month USD LIBOR + 1.08%), 04/20/33 (l)	1,010	1,010
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.22%, (3 Month USD LIBOR + 1.00%), 01/20/29 (l)	606	606
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (g)	1,099	1,103
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	145	145
Usaa Ultra Short-Term Bond Fund
Series 2019-AR-75A, 1.44%, (3 Month USD LIBOR + 1.20%), 07/15/30 (l)	447	447
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	1,021
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	69
Voya CLO 2017-1, Ltd
Series 2017-A1-1A, REMIC, 1.47%, (3 Month USD LIBOR + 1.25%), 04/17/30 (l)	766	766
Voya CLO 2020-2 Ltd
Series 2020-A1-2A, REMIC, 1.81%, (3 Month USD LIBOR + 1.60%), 07/21/31 (l)	1,200	1,202
Voya CLO 2020-3 Ltd
Series 2020-A1-3A, 1.50%, (3 Month USD LIBOR + 1.30%), 10/20/31 (l)	1,600	1,602
Voya CLO Ltd
Series 2020-A-1A, 1.92%, (3 Month USD LIBOR + 1.70%), 07/16/31 (l)	1,032	1,034
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	616
Total Non-U.S. Government Agency Asset-Backed Securities (cost $108,271)		108,583
SENIOR FLOATING RATE INSTRUMENTS 5.6%
Consumer Discretionary 1.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 11/14/26 (l)	247	242
Academy, Ltd.
2020 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 10/28/27 (l)	165	165
2020 Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 10/28/27 (l)	—	—
Adient US LLC
Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 05/03/24 (l)	71	71
Term Loan B, 4.44%, (3 Month USD LIBOR + 4.25%), 05/03/24 (l)	24	24
Adtalem Global Education Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 02/11/28 (l) (r)	180	178
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (l)	230	229
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.75%, (3 Month USD LIBOR + 6.00%), 02/01/26 (k) (l)	75	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Alterra Mountain Company
2020 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 05/13/26 (k) (l)	169	169
Anastasia Parent, LLC
2018 Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 08/03/25 (l)	245	167
Apro, LLC
2019 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 10/28/26 (l)	159	159
Aramark Services, Inc.
2019 Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 12/04/26 (l)	124	122
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 1.97%, (3 Month USD LIBOR + 1.75%), 10/19/24 (l)	76	76
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (l)	35	35
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (l)	1,955	1,956
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.11%, (3 Month USD LIBOR + 2.00%), 05/24/27 (l)	55	54
Boyd Gaming Corporation
Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.25%), 09/15/23 (l) (r)	89	88
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (l)	656	645
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (l)	940	941
Canada Goose Inc.
Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 09/30/27 (l)	65	65
Canister International Group Inc.
Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 12/21/26 (l)	124	124
Carnival Corporation
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (l) (r)	134	138
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.86%, (3 Month USD LIBOR + 3.75%), 02/07/26 (l)	173	170
CCM Merger, Inc.
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 11/06/25 (l)	70	70
CEC Entertainment, Inc.
2020 Exit Term Loan, 9.25%, (3 Month USD LIBOR + 9.25%), 12/30/25 (l)	24	32
2020 2nd Lien Take Back Term Loan, 7.50%, (3 Month USD LIBOR + 6.50%), 12/30/27 (l)	25	24
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (l)	245	242
Clarios Global LP
2021 USD Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 04/30/26 (l)	146	144
Conservice Midco, LLC
2020 Term Loan B, 4.45%, (3 Month USD LIBOR + 4.25%), 05/07/27 (l)	65	65
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (l) (r)	430	425
ECL Entertainment, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 7.50%), 03/31/28 (k) (l) (r)	80	80
Enterprise Development Authority
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (l) (r)	140	140
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (l)	490	456
2017 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.00%), 09/08/24 (l)	30	24
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 4.94%, (3 Month USD LIBOR + 4.75%), 02/24/26 (l)	170	170
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (l)	217	217
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (l)	640	630
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (l)	441	434
2020 Initial Term Loan, 13.00%, (3 Month USD LIBOR + 12.00%), 10/04/23 (k) (l)	35	40
Herschend Entertainment Company, LLC
Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 08/18/25 (l)	50	50
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (l)	122	117
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (l)	119	115
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (l)	490	479
LBM Acquisition LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l)	110	110
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (l)	76	76
LEB Holdings (USA), Inc
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/25/27 (l)	60	60
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (l)	155	155
Life Time Fitness Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (l) (r)	224	224
Mattress Firm Inc
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 11/24/27 (l)	80	81
MI Windows and Doors, LLC
2020 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/14/27 (l)	100	100
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/17/27 (l)	120	119
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 7.50%, (3 Month USD LIBOR + 6.75%), 12/16/25 (l)	65	67
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (l)	210	223
Murphy USA Inc
Term Loan B, 2.25%, (1 Month USD LIBOR + 1.75%), 01/21/28 (l)	120	120
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.36%, (1 Month USD LIBOR + 6.25%), 03/01/26 (l)	40	38
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (l)	75	74
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (l)	111	111
Petco Animal Supplies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (l) (r)	90	90
Pure Fishing, Inc.
Term Loan, 4.61%, (3 Month USD LIBOR + 4.50%), 12/14/25 (l)	125	120
Recorded Books Inc.
2021 Term Loan, 4.11%, (1 Month USD LIBOR + 4.00%), 08/29/25 (l)	60	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (l)	110	110
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.50%, (1 Month USD LIBOR + 4.50%), 04/25/25 (l)	90	90
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (l)	151	147
Seminole Tribe of Florida
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 07/26/24 (l) (r)	117	117
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (l) (r)	185	194
SMG US Midco 2, Inc.
2020 Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 01/23/25 (l)	14	14
2020 Term Loan, 2.71%, (3 Month USD LIBOR + 2.50%), 01/23/25 (l)	35	33
Sotheby's
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 01/15/27 (l)	115	116
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (l) (r)	475	471
Staples, Inc.
Term Loan B2, 4.70%, (3 Month USD LIBOR + 4.50%), 09/12/24 (l)	34	33
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (l) (r)	82	79
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (l)	202	202
Station Casinos LLC
2020 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.25%), 01/30/27 (l)	312	307
Thor Industries, Inc.
USD Term Loan B, 3.20%, (3 Month USD LIBOR + 3.00%), 02/01/26 (l)	130	130
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (l)	125	125
Twin River Worldwide Holdings, Inc.
2020 Incremental Term Loan B1, 9.00%, (1 Month USD LIBOR + 8.00%), 05/10/25 (l)	89	96
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (l)	39	39
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 12/30/26 (l)	128	123
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (k) (l)	30	30
US LBM Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (l) (r)	25	24
Weber-Stephen Products LLC
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/20/27 (l)	125	125
Whatabrands LLC
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/02/26 (l)	342	340
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (l)	508	507
WOOF Holdings, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/16/27 (l) (r)	125	124
WW International, Inc.
2017 Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 11/16/24 (l)	196	195
		15,446
Information Technology 0.9%
A&V Holdings Midco, LLC
2020 Term Loan B, 0.00%, (6 Month USD LIBOR + 5.38%), 03/10/27 (l) (r)	20	20
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.38%), 03/10/27 (l) (r)	20	20
Allegro Microsystems, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/27 (l)	8	8
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (l)	836	817
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (l)	250	251
AppLovin Corporation
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/18/25 (l) (r)	350	349
Aptean, Inc.
2019 Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 04/23/26 (l)	124	123
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (l)	199	198
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (l)	147	147
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 07/12/24 (l)	104	104
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (l)	364	362
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.13%, (1 Month USD LIBOR + 2.00%), 11/14/25 (l)	237	237
CCC Information Services, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (l) (r)	123	123
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.59%, (3 Month USD LIBOR + 2.50%), 04/05/25 (l)	184	181
Cloudera, Inc.
Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 12/22/27 (l)	100	100
CommerceHub, Inc.
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/02/27 (l)	125	125
CommScope, Inc.
2019 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/07/26 (l)	492	489
Cvent, Inc.
1st Lien Term Loan, 3.90%, (3 Month USD LIBOR + 3.75%), 11/30/24 (l)	75	73
DCert Buyer, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 07/31/26 (l)	342	341
2021 2nd Lien Term Loan, 7.11%, (1 Month USD LIBOR + 7.00%), 02/16/29 (l)	65	65
Dell International L.L.C.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (l) (r)	133	132
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (l) (r)	173	171
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (l)	139	139
EVO Payments International LLC
2018 1st Lien Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 12/22/23 (l)	182	182
Flexera Software LLC
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (l) (r)	100	100
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 02/15/24 (l) (r)	186	185
2021 Term Loan B4, 2.19%, (3 Month USD LIBOR + 2.00%), 08/10/27 (l)	124	123
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (l)	175	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
GT Polaris, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/04/27 (l)	130	130
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/01/24 (l) (r)	213	213
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (l)	110	109
Imprivata, Inc
Term Loan, 4.25%, (1 Month USD LIBOR + 3.75%), 11/24/27 (l)	125	125
Liftoff Mobile, Inc.
Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 02/17/28 (l)	60	60
MA FinanceCo., LLC
USD Term Loan B3, 2.86%, (3 Month USD LIBOR + 2.75%), 04/19/24 (l)	14	14
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (l)	49	50
Marcel LUX IV SARL
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 09/22/27 (l)	55	55
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/24 (l) (r)	441	441
MH Sub I, LLC
2017 1st Lien Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 08/09/24 (l)	99	98
2021 2nd Lien Term Loan, 6.36%, (1 Month USD LIBOR + 6.25%), 02/12/29 (l)	20	20
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 09/04/25 (l)	25	24
Nielseniq
2021 USD Term Loan B, 4.10%, (3 Month USD LIBOR + 4.00%), 02/05/28 (l)	90	89
ON Semiconductor Corporation
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 09/13/26 (l)	123	123
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (l) (r)	437	436
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (l) (r)	248	248
Press Ganey Holdings, Inc.
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 07/25/26 (l)	—	—
2020 Incremental Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/25/26 (l)	70	70
Project Boost Purchaser, LLC
2020 Incremental Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 05/30/26 (l)	125	125
Rackspace Hosting, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (l)	275	272
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (l) (r)	135	134
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 05/21/25 (l)	115	112
Sabre GLBL Inc.
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/17/27 (l)	125	126
Seattle Spinco, Inc.
USD Term Loan B3, 2.86%, (3 Month USD LIBOR + 2.75%), 04/19/24 (l)	308	305
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (l)	214	214
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 02/27/25 (l)	238	235
SS&C Technologies Inc.
2018 Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 02/27/25 (l)	319	315
2018 Term Loan B5, 1.86%, (1 Month USD LIBOR + 1.75%), 04/16/25 (l)	119	117
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (l)	149	149
TTM Technologies, Inc.
2017 Term Loan, 2.62%, (1 Month USD LIBOR + 2.50%), 09/28/24 (l)	126	125
Ultimate Software Group Inc(The)
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 04/08/26 (l)	55	54
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (l)	772	772
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (l)	125	128
VS Buyer, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 02/19/27 (l)	183	183
WEX Term B 1LN 04/01/2028
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 2.25%), 04/01/28 (l) (r)	70	70
Xperi Corporation
2020 Term Loan B, 4.11%, (3 Month USD LIBOR + 4.00%), 06/01/25 (l)	172	172
		11,253
Communication Services 0.8%
ABG Intermediate Holdings 2 LLC
2020 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 09/29/24 (k) (l)	30	30
Adevinta ASA
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/01/27 (l) (r)	90	90
Allen Media, LLC
2020 Term Loan B, 5.70%, (3 Month USD LIBOR + 5.50%), 02/05/27 (l)	441	440
Altice France S.A.
USD Term Loan B12, 3.79%, (3 Month USD LIBOR + 3.69%), 01/31/26 (l)	982	972
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 1.97%, (3 Month USD LIBOR + 1.75%), 10/19/24 (l)	49	49
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (l)	85	85
Cengage Learning, Inc.
2016 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/07/23 (l)	229	227
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (l)	109	108
Charter Communications Operating, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 02/01/27 (l)	631	628
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (l)	193	192
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (l)	61	61
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.36%, (1 Month USD LIBOR + 2.25%), 01/22/28 (l)	290	285
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (1 Month USD LIBOR + 2.25%), 07/15/25 (l)	482	475
2018 Incremental Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/31/26 (l)	40	39
Cumulus Media New Holdings Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/31/26 (l)	12	12
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (l)	325	222
E.W. Scripps Company (The)
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (l)	115	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (1 Month USD LIBOR + 4.75%), 10/01/27 (l)	525	523
Gannett Holdings LLC
2021 Term Loan B, 7.75%, (3 Month USD LIBOR + 7.00%), 01/29/26 (l)	59	60
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/06/25 (l) (r)	375	314
Hargray Communications Group, Inc.
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 03/23/24 (l)	106	106
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (l)	54	54
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 05/01/26 (l)	124	124
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (l)	428	432
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (l)	1,000	1,015
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (l)	25	25
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (l)	89	89
LCPR Loan Financing LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/25/28 (l) (r)	80	80
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/01/27 (l) (r)	247	244
NASCAR Holdings Inc.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/26/26 (l)	105	105
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.62%, (3 Month USD LIBOR + 2.50%), 07/15/26 (l)	265	263
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (3 Month USD LIBOR + 3.75%), 06/06/25 (l)	63	63
Northwest Fiber, LLC
2021 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 04/30/27 (l)	158	158
Playtika Holding Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/11/28 (l) (r)	185	184
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (l)	404	404
Red Ventures, LLC
2020 Term Loan B2, 2.61%, (1 Month USD LIBOR + 2.50%), 11/08/24 (l)	212	206
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (l)	60	60
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (l)	198	183
2017 2nd Lien Term Loan, 9.25%, (6 Month USD LIBOR + 8.25%), 06/30/25 (l)	150	124
Sinclair Television Group Inc.
Term Loan B2B, 2.61%, (1 Month USD LIBOR + 2.50%), 07/18/26 (l)	89	87
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 4.00%, (1 Month USD LIBOR + 3.25%), 08/14/26 (l)	358	357
Telesat Canada
Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 11/22/26 (l)	118	114
Terrier Media Buyer, Inc.
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 12/17/26 (l)	515	509
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 03/15/26 (l)	153	152
Virgin Media Bristol LLC
USD Term Loan N, 2.51%, (1 Month USD LIBOR + 2.50%), 10/03/27 (l)	125	124
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (l)	129	129
Xplornet Communications, Inc.
2020 Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 05/28/27 (l)	109	109
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (l)	499	495
		10,921
Industrials 0.8%
ADS Tactical, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.75%), 03/04/28 (l) (r)	150	147
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (l)	159	158
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (l)	199	199
Altra Industrial Motion Corp.
2018 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 09/26/25 (l)	196	195
Amentum Government Services Holdings LLC
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 01/24/27 (l)	149	147
2020 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/03/27 (l)	125	125
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l) (r)	255	261
American Residential Services, LLC
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 10/07/27 (l)	95	94
APi Group DE, Inc.
Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 09/25/26 (l)	123	123
2020 Incremental Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 10/01/26 (l)	80	80
APX Group, Inc.
2020 Term Loan, 5.11%, (1 Month USD LIBOR + 5.00%), 12/31/25 (l)	100	100
2020 Term Loan, 7.25%, (3 Month USD LIBOR + 4.00%), 12/31/25 (l)	—	—
AVSC Holding Corp.
2020 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.50%), 12/05/25 (l)	85	75
Berry Global, Inc.
2021 Term Loan Z, 0.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (l) (r)	205	204
Big Ass Fans, LLC
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 05/21/24 (l)	26	26
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (l)	262	258
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (l)	68	66
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 08/01/25 (l)	514	510
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (l) (r)	439	438
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/31/26 (l) (r)	133	132
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (l)	150	150
Convergint Technologies LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 - 03/04/26 (l) (r)	15	15
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 03/18/29 (k) (l) (r)	75	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CPI Holdco, LLC
2021 Term Loan, 4.11%, (1 Month USD LIBOR + 4.00%), 11/04/26 (l)	25	25
CTOS, LLC
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/18/25 (l)	116	116
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	172	167
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	320	310
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (l)	149	149
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (l)	236	232
First Advantage Holdings, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/31/27 (l)	90	89
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (l)	84	84
GIP III Stetson I, L.P
2018 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 12/06/24 (l)	320	306
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (l)	176	175
Hamilton Holdco, LLC
2018 Term Loan B, 2.21%, (3 Month USD LIBOR + 2.00%), 06/01/25 (l)	144	143
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 10/14/27 (l)	354	353
Ineos Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/21/26 (l)	285	284
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 02/05/27 (l)	114	112
JetBlue Airways Corporation
Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 06/12/24 (l)	121	124
MHI Holdings,LLC
Term Loan B, 5.11%, (3 Month USD LIBOR + 5.00%), 09/18/26 (l)	129	129
PAE Holding Corporation
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.50%), 10/13/27 (l)	55	55
Pike Corporation
2021 Incremental Term Loan B, 3.13%, (1 Month USD LIBOR + 3.00%), 01/15/28 (l)	105	105
Pitney Bowes Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/12/28 (l) (r)	50	50
Resideo Funding Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 02/09/28 (l) (r)	75	75
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.36%, (3 Month USD LIBOR + 3.25%), 02/03/26 (l)	160	158
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/05/23 (l)	198	198
The Hillman Group, Inc.
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/16/25 (l)	247	247
TransDigm, Inc.
2020 Term Loan F, 2.36%, (1 Month USD LIBOR + 2.25%), 06/09/23 (l)	980	959
2020 Term Loan E, 2.36%, (3 Month USD LIBOR + 2.25%), 05/30/25 (l)	80	78
Uber Technologies, Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 02/16/27 (l) (r)	526	523
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 05/16/24 (l) (r)	367	362
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (l)	124	124
Verra Mobility Corporation
2020 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/28/25 (l)	185	183
Vertiv Group Corporation
Term Loan B, 2.93%, (3 Month USD LIBOR + 2.75%), 02/11/27 (l)	392	389
WP CPP Holdings, LLC
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/30/25 (l)	—	—
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 04/30/25 (l)	123	119
Zekelman Industries, Inc.
2020 Term Loan, 2.11%, (1 Month USD LIBOR + 2.00%), 01/17/27 (l)	97	96
		10,097
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (l)	377	372
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 02/04/28 (l)	160	159
Alliant Holdings Intermediate, LLC
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (l)	199	198
Amerilife Holdings LLC
2020 Term Loan, 4.11%, (3 Month USD LIBOR + 4.00%), 02/06/27 (l)	169	168
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 02/16/28 (l)	115	114
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (l)	20	20
AssuredPartners Capital, Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 02/13/27 (l)	74	74
AssuredPartners, Inc.
2020 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 02/13/27 (l)	79	78
Asurion LLC
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (l) (r)	1,338	1,329
2021 Term Loan B9, 3.36%, (1 Month USD LIBOR + 3.25%), 02/05/28 (l)	165	164
2021 2nd Lien Term Loan B3, 5.36%, (1 Month USD LIBOR + 5.25%), 02/05/28 (l)	270	275
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (3 Month USD LIBOR + 1.75%), 01/15/25 (l)	82	82
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (l)	161	157
Blackstone CQP Holdco LP
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 05/29/24 (l)	312	312
Blucora, Inc.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/22/24 (l)	125	124
Buzz Merger Sub Ltd
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 01/29/27 (l)	25	25
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/27 (l)	129	129
Citadel Securities LP
2021 Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 02/01/28 (l)	420	415
Crown Finance US, Inc.
2020 Term Loan B1, 7.20%, (3 Month USD LIBOR + 7.00%), 05/23/24 (l)	38	48
2018 USD Term Loan, 3.50%, (6 Month USD LIBOR + 2.50%), 02/05/25 (l)	283	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (l)	165	165
FinCo I LLC
2020 Term Loan B, 2.61%, (1 Month USD LIBOR + 2.50%), 06/27/25 (l)	99	99
Focus Financial Partners, LLC
2020 Term Loan, 2.11%, (1 Month USD LIBOR + 2.00%), 07/03/24 (l)	149	147
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.37%, (1 Month USD LIBOR + 2.25%), 07/26/25 (l)	74	74
Harbourvest Partners, LLC
2018 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 02/21/25 (l)	150	149
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (l) (r)	565	556
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (l) (r)	124	124
ION Trading Finance Limited
USD Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (l) (r)	330	330
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (l)	361	361
iStar, Inc.
2016 Term Loan B, 2.85%, (3 Month USD LIBOR + 2.75%), 06/28/23 (l)	23	22
2016 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 06/28/23 (l)	12	12
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (l)	237	185
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (l)	13	10
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.86%, (1 Month USD LIBOR + 1.75%), 02/07/27 (l)	183	182
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.00%, (6 Month USD LIBOR + 3.00%), 05/30/25 (l)	125	124
Ryan Specialty Group, LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 07/23/27 (l)	180	179
Trans Union, LLC
2019 Term Loan B5, 1.86%, (3 Month USD LIBOR + 1.75%), 11/13/26 (l)	327	324
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 02/28/25 (l) (r)	90	92
2019 Term Loan, 5.25%, (3 Month USD LIBOR + 5.00%), 03/18/26 (l)	91	73
UGI Energy Services, LLC
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 08/01/26 (l)	123	122
VFH Parent LLC
2019 Term Loan B, 3.11%, (3 Month USD LIBOR + 3.00%), 03/02/26 (l)	211	210
		8,025
Health Care 0.5%
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (l)	267	267
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 09/21/27 (l) (p)	158	158
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (l)	604	605
Avantor Funding, Inc.
2020 Incremental Term Loan B4, 3.25%, (1 Month USD LIBOR + 2.25%), 10/30/27 (l)	125	125
Bausch Health Companies Inc.
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 11/26/25 (l)	289	288
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (l)	278	278
DaVita, Inc.
2020 Term Loan B, 1.86%, (1 Month USD LIBOR + 1.75%), 07/30/26 (l)	123	122
Elanco Animal Health Incorporated
Term Loan B, 1.87%, (1 Month USD LIBOR + 1.75%), 02/04/27 (l)	364	359
Ensemble RCM, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 07/24/26 (l) (r)	149	148
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (l) (r)	389	387
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (l)	100	100
Help At Home, Inc.
2020 Delayed Draw Term Loan, 0.00%, 10/20/27 (k) (l) (r)	7	7
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k) (l)	53	53
Horizon Therapeutics USA, Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 02/25/28 (l)	110	110
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 10/15/27 (l)	161	162
MED ParentCo LP
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l) (r)	73	72
1st Lien Delayed Draw Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l)	16	16
2020 Incremental Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/31/26 (l)	70	70
2nd Lien Term Loan, 8.36%, (1 Month USD LIBOR + 8.25%), 07/31/27 (l)	35	35
Milano Acquisition Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (l) (r)	190	189
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (l)	281	279
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (l)	85	85
Pathway Vet Alliance LLC
2021 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 03/31/27 (l)	109	108
Pluto Acquisition I, Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 5.00%), 06/22/26 (k) (l)	125	125
PPD, Inc.
Initial Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 01/06/28 (l)	250	249
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/28/25 (l)	20	20
2018 1st Lien Term Loan B, 5.29%, (3 Month USD LIBOR + 4.25%), 06/28/25 (l)	17	17
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (l)	272	272
Rockwood Service Corporation
2020 Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 12/21/26 (l)	164	164
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 06/18/24 (l)	107	106
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (l)	240	237
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/12/26 (l)	369	367

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Upstream Newco, Inc.
2019 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 10/21/26 (l)	65	65
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (l)	75	75
Zelis Healthcare Corporation
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 09/30/26 (l) (r)	123	123
		5,843
Materials 0.3%
ANGUS Chemical Company
2020 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 10/28/28 (l)	25	25
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/28/27 (l)	85	85
Asplundh Tree Expert, LLC
Term Loan B, 1.86%, (3 Month USD LIBOR + 2.50%), 08/19/27 (l)	135	134
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 06/11/26 (l)	56	55
2020 Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 06/12/26 (l)	125	125
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.12%, (1 Month USD LIBOR + 3.00%), 11/01/25 (l)	488	479
2018 1st Lien Term Loan, 3.26%, (3 Month USD LIBOR + 3.00%), 11/01/25 (l)	3	3
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (l)	125	125
Clearwater Paper Corporation
Term Loan B, 3.13%, (1 Month USD LIBOR + 3.00%), 07/19/26 (l)	5	5
Term Loan B, 3.25%, (3 Month USD LIBOR + 3.00%), 07/19/26 (l)	17	17
Consolidated Energy Finance, S.A.
Term Loan B, 2.61%, (1 Month USD LIBOR + 2.50%), 05/07/25 (l)	215	210
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.45%, (3 Month USD LIBOR + 3.00%), 06/20/25 (l)	124	122
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (l)	432	427
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (l)	100	99
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (l)	49	49
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 02/04/26 (l) (r)	85	84
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 10/10/25 (l)	175	173
Neenah, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 06/26/27 (l)	35	35
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/18/28 (l) (r)	35	35
Oxbow Carbon LLC
2020 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.25%), 10/09/25 (l)	49	49
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (l)	59	59
Pregis TopCo Corporation
1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 07/25/26 (l)	74	73
2020 Incremental Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 08/01/26 (l)	75	75
Sabert Corporation
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 11/22/26 (l)	145	145
SCIH Salt Holdings Inc.
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 03/03/27 (l)	70	70
Starfruit Finco B.V
2018 USD Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 09/20/25 (l)	478	469
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (l) (r)	1	1
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (l) (r)	131	129
Vectra Co.
1st Lien Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/27/25 (l)	173	170
Vertical Midco GmbH
USD Term Loan B, 4.48%, (3 Month USD LIBOR + 4.25%), 06/30/27 (l)	99	100
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (l)	155	154
2020 1st Lien Term Loan B, 0.00%, (6 Month USD LIBOR + 4.00%), 10/19/27 (l) (r)	39	39
		3,820
Consumer Staples 0.2%
Atkins Nutritionals Holdings II, Inc.
2017 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 07/07/24 (l)	22	22
B&G Foods, Inc.
2019 Term Loan B4, 2.61%, (1 Month USD LIBOR + 2.50%), 09/16/26 (l)	100	100
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.11%, (1 Month USD LIBOR + 2.00%), 01/26/24 (l)	232	232
BW Gas & Convenience Holdings, LLC
Term Loan, 6.37%, (1 Month USD LIBOR + 6.25%), 11/14/24 (l)	56	56
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/17/28 (l) (r)	75	75
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (l)	184	184
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (l)	100	99
Froneri International Ltd.
2020 USD Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/29/27 (l)	179	176
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 04/27/26 (l) (r)	490	487
Knowlton Development Corporation Inc.
2020 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 12/21/25 (l)	100	98
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (l)	125	123
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (l)	137	138
Reynolds Consumer Products LLC
Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 01/30/27 (l)	152	151
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 09/15/27 (l) (r)	108	108
Smart & Final Stores LLC
2019 Term Loan B, 6.86%, (1 Month USD LIBOR + 6.75%), 06/20/25 (l)	127	127
Triton Water Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (l) (r)	190	189
US Foods, Inc.
2019 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 08/14/26 (l)	123	121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Verscend Holding Corp.
2018 Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 08/08/25 (l)	288	287
		2,773
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 05/29/27 (l)	78	79
Array Technologies, Inc.
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 10/07/27 (l)	231	231
BCP Raptor, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 06/07/24 (l)	490	470
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3 Month USD LIBOR + 7.00%), 07/23/23 (l)	59	57
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 03/28/24 (l)	122	122
Delek US Holdings, Inc.
2018 Term Loan B, 2.36%, (1 Month USD LIBOR + 2.25%), 03/16/25 (l)	84	82
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (l)	89	90
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 06/30/25 (l)	453	445
ExGen Renewables IV, LLC
2020 Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 12/11/27 (l)	100	100
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (l)	13	13
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (l)	67	67
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 02/10/24 (l)	172	168
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (l)	98	96
Matador Bidco S.a.r.l.
Term Loan, 4.86%, (1 Month USD LIBOR + 4.75%), 10/15/26 (l)	35	35
RS Ivy Holdco, Inc
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 12/17/27 (k) (l)	60	60
		2,115
Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 08/15/25 (l)	281	275
KREF Holdings X LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/04/27 (l)	85	85
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 12/13/24 (l) (r)	500	494
		854
Utilities 0.0%
Hamilton Projects Acquiror, LLC
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/10/27 (l)	199	199
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (l)	228	228
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (l)	36	35
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (l)	147	146
		608
Total Senior Floating Rate Instruments (cost $71,540)		71,755
COMMON STOCKS 0.0%
Energy 0.0%
California Resources Corporation (i)	2	54
Chesapeake Energy Corporation (i) (k)	—	1
Chesapeake Energy Corporation (i)	6	242
		297
Consumer Discretionary 0.0%
CEC Entertainment, Inc. (i) (p)	5	80
Industrials 0.0%
Alamo Group Inc. (i) (p)	4	62
Communication Services 0.0%
ACNR Holdings Inc. (i) (p)	—	60
Total Common Stocks (cost $266)		499
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (i) (n)	2	240
Total Preferred Stocks (cost $247)		240
WARRANTS 0.0%
California Resources Corporation (i)	—	2
Cineworld Group PLC (i) (k)	12	—
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 6.7%
Investment Companies 5.9%
JNL Government Money Market Fund, 0.00% (s) (t)	75,378	75,378
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.00% (s) (t)	10,341	10,341
Total Short Term Investments (cost $85,719)		85,719
Total Investments 105.0% (cost $1,321,332)		1,347,547
Total Forward Sales Commitments (0.2)% (proceeds $2,440)		(2,430)
Total Purchased Options 0.0% (cost $84)		105
Other Derivative Instruments (0.0)%		(462)
Other Assets and Liabilities, Net (4.8)%		(61,409)
Total Net Assets 100.0%		1,283,351

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $56,871.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of March 31, 2021.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $161,254 and 12.6% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Non-income producing security.

(j) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 3.50%, 04/15/51 (a)	(2,300)	(2,430)
Total Government And Agency Obligations (proceeds $2,440)		(2,430)
Total Forward Sales Commitments (0.2%) (proceeds $2,440)		(2,430)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $2,440.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	982	1,004	0.1
Alfa Bond Issuance Public Limited Company, 6.95% (callable at 100, 04/30/23)	01/22/20	201	205	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/21)	06/27/19	390	397	0.1
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	84	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	111	114	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	26	73	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	45	143	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	224	219	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	230	218	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	702	689	0.1
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	28	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	12	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	197	209	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	363	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	56	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	20	—
TCS Finance Designated Activity Company, 9.25% (callable at 100, 09/15/22)	06/25/19	204	209	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	499	240	—
		7,764	4,283	0.3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	11	June 2021	1,448	(3)	(8)
United States 5 Year Note	7	July 2021	866	(1)	(2)
United States Long Bond	32	June 2021	5,129	(14)	(182)
				(18)	(192)
Short Contracts
United States 2 Year Note	(65)	July 2021	(14,352)	3	5

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.00	(S)	09/15/31	849	(2)	16
3M LIBOR (Q)	Paying	0.25	(S)	09/15/23	3,538	(1)	(4)
3M LIBOR (Q)	Paying	0.50	(S)	09/15/26	1,862	(3)	(16)
3M LIBOR (Q)	Paying	1.25	(S)	09/15/51	42	—	(2)
						(6)	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/28/30	GSC	Call	140.25	02/26/25	1,500,000	89
3M LIBOR, 02/28/30	GSC	Put	140.25	02/26/25	1,500,000	16
						105

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/12/29	BOA	Call	190.00	12/10/24	1,900,000	(34)
3M LIBOR, 01/13/22	GSC	Call	129.25	01/13/22	1,500,000	(104)
3M LIBOR, 02/18/22	MSC	Call	157.00	02/18/22	3,400,000	(175)
3M LIBOR, 12/12/29	BOA	Put	190.00	12/10/24	1,900,000	(79)
3M LIBOR, 01/13/22	GSC	Put	129.25	01/13/22	1,500,000	(9)
3M LIBOR, 02/18/22	MSC	Put	157.00	02/18/22	3,400,000	(40)
						(441)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.3%
United States of America 55.7%
Alliant Energy Corporation	511	27,685
American Tower Corporation	269	64,256
Atmos Energy Corporation	140	13,882
Avista Corporation	134	6,385
CenterPoint Energy, Inc.	1,186	26,862
Cheniere Energy, Inc. (a)	168	12,104
CSX Corp.	263	25,393
Dominion Energy, Inc.	668	50,726
Enterprise Products Partners LP	868	19,113
Essential Utilities, Inc.	294	13,171
Evergy, Inc.	342	20,369
Eversource Energy	328	28,392
Exelon Corporation	159	6,934
FirstEnergy Corp.	562	19,498
Magellan Midstream Partners LP	483	20,931
NextEra Energy, Inc.	551	41,671
NiSource Inc.	805	19,413
Norfolk Southern Corporation	98	26,379
Pinnacle West Capital Corp.	204	16,599
Portland General Electric Co.	297	14,087
Republic Services Inc.	107	10,613
SBA Communications Corporation	141	39,176
UGI Corp.	366	15,003
Xcel Energy Inc.	406	27,027
		565,669
Australia 7.7%
Aurizon Holdings Limited	6,745	20,007
Transurban Group	5,759	58,445
		78,452
Canada 5.3%
Emera Inc.	615	27,362
Pembina Pipeline Corporation (b)	920	26,563
		53,925
France 5.3%
Eiffage	189	18,967
Rubis	428	20,309
VINCI	142	14,549
		53,825
United Kingdom 4.3%
National Grid PLC	839	10,017
Severn Trent PLC	412	13,128
SSE PLC	1,037	20,826
		43,971
Italy 3.7%
Atlantia SpA (a)	1,065	19,919
Hera S.p.A.	1,659	6,373
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	1,011	11,274
		37,566
Spain 3.1%
AENA, S.M.E., S.A. (a)	195	31,671
China 3.1%
Guangdong Investment Ltd.	10,530	17,211
Jiangsu Expressway Co. Ltd. - Class H	11,192	13,964
		31,175
Hong Kong 2.5%
China Gas Holdings Ltd.	2,524	10,372
CLP Holdings Ltd.	1,518	14,768
		25,140
Japan 2.3%
East Japan Railway Co.	125	8,853
Tokyo Gas Co. Ltd.	647	14,433
		23,286
Mexico 2.0%
Grupo Aeroportuario del Sureste SAB de CV - Class B	524	9,307
Promotora y Operadora de Infraestructura SAB de CV	1,468	11,204
		20,511
Switzerland 2.0%
Flughafen Zurich AG - Class N (a)	123	20,282
Brazil 1.3%
CCR S.A.	5,950	13,615
Total Common Stocks (cost $908,148)		999,088
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.00% (c) (d)	13,702	13,702
Total Short Term Investments (cost $13,702)		13,702
Total Investments 99.7% (cost $921,850)		1,012,790
Other Assets and Liabilities, Net 0.3%		3,439
Total Net Assets 100.0%		1,016,229

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 63.6%
Indonesia 10.7%
The Republic of Indonesia, The Government of
5.63%, 05/15/23, IDR	2,165,000	151
8.38%, 03/15/24, IDR	143,730,000	10,644
6.50%, 06/15/25, IDR	372,754,000	26,312
5.50%, 04/15/26, IDR	287,520,000	19,440
		56,547
Mexico 10.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/10/21 - 06/09/22, MXN	565,874	28,177
7.25%, 12/09/21, MXN	337,570	16,821
6.75%, 03/09/23, MXN	86,654	4,381
8.00%, 12/07/23, MXN	64,699	3,373
10.00%, 12/05/24, MXN	13,340	745
		53,497
Norway 9.8%
Stortinget
3.75%, 05/25/21, NOK	114,641	13,464
2.00%, 05/24/23, NOK	168,187	20,256
3.00%, 03/14/24, NOK	141,513	17,621
1.75%, 03/13/25, NOK	2,588	312
		51,653
United States of America 8.5%
Treasury, United States Department of
1.75%, 12/31/24	1,950	2,034
2.13%, 05/15/25	8,180	8,658
2.63%, 12/31/25	15,589	16,865
1.63%, 02/15/26 - 10/31/26	16,850	17,380
		44,937
Argentina 5.1%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (a)	80,702	819
18.20%, 10/03/21, ARS	484,003	3,041
0.00%, 02/28/22 - 09/13/22, ARS (a)	92,383	703
1.20%, 03/18/22, ARS (a)	833,484	8,028
1.10%, 04/17/22, ARS (a)	160,212	1,520
1.30%, 09/20/22, ARS (a)	7,546	69
1.40%, 03/25/23, ARS (a)	478,659	4,448
16.00%, 10/17/23, ARS	450,969	1,774
1.50%, 03/25/24, ARS (a)	478,659	4,095
15.50%, 10/17/26, ARS	885,973	2,431
		26,928
Ghana 4.7%
Ghana, Government of
16.25%, 05/17/21, GHS	14,870	2,570
24.50%, 06/21/21, GHS	8,540	1,500
24.75%, 07/19/21, GHS	23,250	4,109
18.75%, 01/24/22, GHS	7,270	1,274
18.25%, 07/25/22, GHS	2,890	507
17.60%, 11/28/22, GHS	370	64
16.50%, 02/06/23, GHS	2,080	354
17.60%, 02/20/23, GHS	810	140
19.75%, 03/25/24 - 03/15/32, GHS	37,620	6,521
18.30%, 03/02/26, GHS	10,670	1,807
19.00%, 11/02/26, GHS	33,440	5,738
		24,584
South Korea 4.5%
The Republic of Korea, Government of
2.25%, 09/10/23, KRW	496,200	451
1.88%, 03/10/24, KRW	6,797,000	6,123
1.38%, 09/10/24, KRW	11,502,410	10,177
3.00%, 09/10/24, KRW	7,490,000	6,985
		23,736
Colombia 3.4%
Presidencia de la República de Colombia
7.75%, 04/14/21, COP	13,557,000	3,706
4.38%, 03/21/23, COP	592,000	164
10.00%, 07/24/24, COP	7,757,000	2,475
7.50%, 08/26/26, COP	38,018,800	11,202
9.85%, 06/28/27, COP	942,000	319
		17,866
India 3.2%
India, Government of
7.59%, 01/11/26, INR	545,400	7,963
7.27%, 04/08/26, INR	586,900	8,469
Ministry of Defence
8.13%, 09/21/22, INR	48,000	693
		17,125
Ecuador 1.6%
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 - 07/31/40 (b) (c)	17,680	8,651
Turkey 1.6%
Turkiye Cumhuriyeti Basbakanlik
13.90%, 11/09/22, TRY	37,870	4,311
12.20%, 01/18/23, TRY	2,550	281
7.10%, 03/08/23, TRY	10,880	1,080
16.20%, 06/14/23, TRY	13,470	1,563
8.80%, 09/27/23, TRY	7,000	691
10.40%, 03/20/24, TRY	590	58
12.60%, 10/01/25, TRY	6,530	652
		8,636
Sri Lanka 0.4%
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (c)	200	136
6.35%, 06/28/24 (c)	200	128
6.85%, 11/03/25 (c)	400	250
6.20%, 05/11/27 (c)	2,050	1,250
6.75%, 04/18/28 (c)	200	123
7.85%, 03/14/29 (c)	202	123
		2,010
Total Government And Agency Obligations (cost $452,340)		336,170
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (c) (d) (e)	10,351	21
0.00%, 12/31/22, EUR (c) (d) (e)	3,737	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (c) (e)	3,879	3
Total Corporate Bonds And Notes (cost $12,079)		24
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (f) (g)	124,902	—
Edcon Holdings Ltd. - Class B (f) (g)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 33.6%
Investment Companies 22.1%
JNL Government Money Market Fund, 0.00% (h) (i)	116,902	116,902
Treasury Securities 11.5%
Cabinet Office, Government of Japan
-0.11%, 06/10/21, JPY (j)	724,000	6,540
-0.11%, 06/16/21, JPY (j)	2,294,950	20,731
-0.14%, 08/10/21, JPY (j)	628,000	5,674
-0.11%, 08/25/21, JPY (j)	639,600	5,779
-0.13%, 12/20/21, JPY (j)	807,800	7,302
Gobierno Federal de los Estados Unidos Mexicanos
4.04%, 01/13/22, MXN (j)	8,395	3,958
Presidencia De La Nacion
-9.51%, 05/21/21, ARS (j)	104,017	837
The Arab Republic of Egypt
11.84%, 06/22/21, EGP (j)	43,700	2,700
11.71%, 07/13/21, EGP (j)	17,500	1,073
12.56%, 08/10/21, EGP (j)	7,200	437
12.64%, 08/31/21, EGP (j)	14,100	850
11.60%, 09/07/21, EGP (j)	12,800	769
12.52%, 09/28/21, EGP (j)	8,000	477
11.22%, 12/07/21, EGP (j)	3,500	204
11.18%, 12/21/21, EGP (j)	43,800	2,540
11.71%, 02/15/22, EGP (j)	11,300	643

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
11.78%, 03/01/22, EGP (j)	5,200	295
		60,809
Total Short Term Investments (cost $180,370)		177,711
Total Investments 97.2% (cost $644,895)		513,905
Other Derivative Instruments (0.9)%		(5,010)
Other Assets and Liabilities, Net 3.7%		19,906
Total Net Assets 100.0%		528,801

(a) Treasury inflation indexed note, par amount is not adjusted for inflation.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $10,685 and 2.0% of the Fund.

(d) Non-income producing security.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(j) The coupon rate represents the yield to maturity.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/05/21	BRL	4,975	884	(7)
BRL/USD	JPM	04/05/21	BRL	52,080	9,253	(431)
CAD/EUR	HSB	05/03/21	EUR	(9,014)	(10,577)	551
CAD/EUR	CIT	08/03/21	EUR	(16,244)	(19,099)	1,079
CAD/EUR	HSB	08/03/21	EUR	(21,680)	(25,491)	1,360
CHF/EUR	UBS	04/13/21	EUR	(649)	(761)	(22)
CHF/EUR	UBS	06/09/21	EUR	(2,693)	(3,163)	(87)
CNY/USD	HSB	04/14/21	CNY	47,025	7,169	(69)
CNY/USD	JPM	05/20/21	CNY	71,403	10,855	(188)
CNY/USD	BOA	06/11/21	CNY	32,929	4,998	(12)
CNY/USD	CIT	06/11/21	CNY	19,737	2,996	(10)
CNY/USD	JPM	06/11/21	CNY	19,534	2,965	(11)
CNY/USD	BOA	06/15/21	CNY	39,480	5,991	(22)
CNY/USD	CIT	06/15/21	CNY	31,164	4,729	(19)
CNY/USD	JPM	06/15/21	CNY	65,439	9,930	(46)
CNY/USD	HSB	06/16/21	CNY	23,598	3,581	(38)
CNY/USD	HSB	06/16/21	CNY	23,735	3,601	5
CNY/USD	CIT	07/14/21	CNY	43,430	6,576	(79)
EUR/CHF	UBS	04/13/21	CHF	(699)	(740)	18
EUR/CHF	UBS	06/09/21	CHF	(2,902)	(3,076)	74
EUR/JPY	CIT	04/30/21	JPY	(480,103)	(4,337)	13
EUR/JPY	CIT	06/30/21	JPY	(352,452)	(3,186)	10
INR/USD	HSB	04/16/21	INR	286,793	3,917	20
INR/USD	JPM	05/04/21	INR	233,908	3,187	22
INR/USD	CIT	05/10/21	INR	170,486	2,321	18
INR/USD	HSB	05/10/21	INR	274,976	3,743	23
INR/USD	HSB	05/17/21	INR	286,793	3,900	18
INR/USD	CIT	06/08/21	INR	172,901	2,344	45
INR/USD	CIT	06/09/21	INR	101,816	1,380	27
INR/USD	HSB	06/11/21	INR	275,745	3,737	14
INR/USD	CIT	06/15/21	INR	230,746	3,126	17
INR/USD	CIT	06/16/21	INR	155,468	2,106	34
INR/USD	HSB	06/16/21	INR	202,109	2,737	43
INR/USD	JPM	09/07/21	INR	234,571	3,141	22
INR/USD	CGM	09/08/21	INR	227,904	3,051	20
INR/USD	JPM	09/08/21	INR	303,417	4,062	2
JPY/AUD	HSB	04/13/21	AUD	(11,932)	(9,064)	(904)
JPY/AUD	JPM	04/13/21	AUD	(18,482)	(14,039)	(1,378)
JPY/AUD	HSB	06/16/21	AUD	(3,970)	(3,016)	20
JPY/AUD	JPM	07/13/21	AUD	(4,627)	(3,516)	(333)
JPY/EUR	CIT	04/30/21	EUR	(3,708)	(4,350)	(239)
JPY/EUR	CIT	06/30/21	EUR	(6,628)	(7,787)	(400)
JPY/EUR	DUB	10/15/21	EUR	(32,500)	(38,279)	(996)
JPY/EUR	HSB	10/25/21	EUR	(12,732)	(15,000)	(460)
JPY/USD	JPM	04/07/21	JPY	248,702	2,246	(179)
JPY/USD	DUB	06/15/21	JPY	1,413,606	12,775	(841)
JPY/USD	HSB	06/15/21	JPY	1,048,010	9,471	(623)
JPY/USD	JPM	06/15/21	JPY	3,854,736	34,837	(2,315)
JPY/USD	BNP	06/23/21	JPY	1,567,771	14,170	(1,046)
JPY/USD	BNP	09/30/21	JPY	3,200,000	28,954	(385)
KRW/USD	BNP	05/03/21	KRW	16,369,400	14,461	(211)
KRW/USD	GSC	06/04/21	KRW	10,540,000	9,312	(129)
KRW/USD	CIT	08/02/21	KRW	16,565,800	14,638	(230)
KRW/USD	CIT	09/03/21	KRW	16,730,000	14,784	(123)
KRW/USD	CIT	09/07/21	KRW	6,330,000	5,594	(57)
MXN/USD	CIT	04/13/21	MXN	230,000	11,243	160
MXN/USD	HSB	06/29/21	MXN	111,161	5,388	4
NOK/EUR	DUB	06/15/21	EUR	(1,922)	(2,258)	157
NOK/EUR	DUB	06/16/21	EUR	(2,968)	(3,486)	205
NOK/EUR	DUB	06/18/21	EUR	(2,708)	(3,181)	181
NOK/EUR	DUB	09/15/21	EUR	(1,922)	(2,262)	157
RUB/USD	JPM	06/07/21	RUB	39,500	518	(6)
RUB/USD	MSC	06/07/21	RUB	543,875	7,136	(66)
RUB/USD	JPM	06/09/21	RUB	73,054	958	(22)
RUB/USD	DUB	06/15/21	RUB	221,721	2,906	(68)
RUB/USD	JPM	09/08/21	RUB	52,065	675	(11)
RUB/USD	MSC	09/08/21	RUB	336,771	4,363	(69)
RUB/USD	JPM	09/09/21	RUB	73,054	946	(24)
RUB/USD	DUB	09/13/21	RUB	349,298	4,522	(114)
RUB/USD	DUB	09/14/21	RUB	223,847	2,898	(77)
RUB/USD	DUB	12/15/21	RUB	334,266	4,266	(139)
SEK/EUR	DUB	04/15/21	EUR	(1,581)	(1,854)	20
SEK/EUR	DUB	04/16/21	EUR	(5,334)	(6,256)	81
SEK/EUR	DUB	04/19/21	EUR	(5,468)	(6,414)	(77)
SEK/EUR	DUB	05/17/21	EUR	(4,853)	(5,696)	(88)
SEK/EUR	DUB	06/11/21	EUR	(7,172)	(8,423)	31
SEK/EUR	DUB	06/15/21	EUR	(1,692)	(1,987)	6
SEK/EUR	DUB	06/16/21	EUR	(5,831)	(6,849)	(34)
SEK/EUR	JPM	06/18/21	EUR	(657)	(772)	(4)
SEK/EUR	DUB	09/15/21	EUR	(1,692)	(1,991)	5
SEK/EUR	DUB	09/16/21	EUR	(1,494)	(1,758)	(17)
USD/BRL	CIT	04/05/21	BRL	(4,975)	(884)	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	JPM	04/05/21	BRL	(52,080)	(9,253)	384
USD/JPY	JPM	04/07/21	JPY	(248,702)	(2,246)	151
USD/JPY	DUB	06/15/21	JPY	(1,413,606)	(12,776)	520
USD/JPY	HSB	06/15/21	JPY	(1,048,010)	(9,471)	481
USD/JPY	JPM	06/15/21	JPY	(3,854,736)	(34,837)	2,192
USD/JPY	BNP	06/23/21	JPY	(1,567,771)	(14,169)	442
USD/MXN	CIT	04/13/21	MXN	(238,631)	(11,665)	204
USD/MXN	HSB	06/29/21	MXN	(335,080)	(16,240)	(143)
USD/MXN	CIT	07/08/21	MXN	(307,793)	(14,903)	(575)
USD/MXN	CIT	08/23/21	MXN	(572,334)	(27,560)	(437)
					(49,331)	(5,010)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 71.4%
United States of America 47.7%
10X Genomics, Inc. (a)	3	507
3M Company	9	1,720
Abbott Laboratories	32	3,859
AbbVie Inc.	33	3,582
ABIOMED, Inc. (a)	1	284
Activision Blizzard, Inc.	7	676
Adobe Inc. (a)	7	3,493
AFLAC Incorporated	16	811
Agilent Technologies, Inc.	12	1,565
Air Products and Chemicals, Inc.	18	4,997
Airbnb, Inc. - Class A (a)	1	150
Akamai Technologies, Inc. (a)	1	84
Albemarle Corporation	14	2,048
Alexion Pharmaceuticals, Inc. (a)	5	713
Align Technology, Inc. (a)	1	407
Allegion Public Limited Company	6	789
Alliant Energy Corporation	3	151
Allison Systems, Inc.	1	46
Alphabet Inc. - Class A (a)	4	8,828
Alphabet Inc. - Class C (a)	3	5,811
Altria Group, Inc.	19	996
Amazon.com, Inc. (a)	5	14,063
Amdocs Limited	2	122
Ameren Corporation	2	190
American Electric Power Company, Inc.	18	1,545
American National Group, Inc.	—	10
American Water Works Company, Inc.	6	878
American Well Corporation - Class A (a) (b)	5	78
Ameriprise Financial, Inc.	1	152
AMETEK, Inc.	6	723
Amgen Inc.	18	4,406
Amphenol Corporation - Class A	24	1,592
Analog Devices, Inc.	33	5,094
AO Smith Corp.	5	355
Apartment Income REIT Corp.	3	145
Apple Inc. (a)	138	16,905
Applied Materials, Inc.	14	1,883
Aptiv PLC (a)	5	717
Arista Networks, Inc. (a)	—	93
Aspen Technology, Inc. (a)	1	99
Associated Banc-Corp	—	9
AT&T Inc. (a)	25	762
Atmos Energy Corporation	1	138
Autodesk, Inc. (a)	8	2,186
Automatic Data Processing, Inc.	7	1,358
AutoZone, Inc. (a)	—	360
Avalara, Inc. (a)	6	782
Avery Dennison Corporation	—	81
Avnet, Inc.	7	283
Bank of America Corporation	101	3,925
Becton, Dickinson and Company	10	2,391
Berkshire Hathaway Inc. - Class B (a)	3	851
Best Buy Co., Inc.	13	1,533
Bill.Com Holdings Inc. (a)	9	1,353
Biogen Inc. (a)	3	723
Bio-Rad Laboratories, Inc. - Class A (a)	—	37
BlackRock, Inc.	2	1,680
Booking Holdings Inc. (a)	—	697
Booz Allen Hamilton Holding Corporation - Class A	1	98
Boston Beer Co. Inc. - Class A (a)	—	62
Bristol-Myers Squibb Company	59	3,724
Broadcom Inc.	—	148
Broadridge Financial Solutions, Inc.	2	236
Brown-Forman Corp. - Class A	1	40
Brown-Forman Corp. - Class B	15	1,042
BWXT Government Group, Inc.	12	822
C.H. Robinson Worldwide, Inc.	2	176
Cable One, Inc.	—	784
Cabot Oil & Gas Corp.	4	74
Cadence Design Systems Inc. (a)	21	2,922
Campbell Soup Company	1	50
Capital One Financial Corporation	10	1,219
Carlisle Cos. Inc.	5	750
Carter's Inc. (a)	1	47
Casey's General Stores Inc.	—	94
Catalent Inc. (a)	26	2,751
Caterpillar Inc.	5	1,218
CBRE Group, Inc. - Class A (a)	4	311
Celanese Corp. - Class A	2	298
Cerner Corp.	22	1,572
Certara, Inc. (a)	2	60
Chemed Corporation	1	230
Chevron Corporation	54	5,653
Chipotle Mexican Grill Inc. (a)	—	151
Church & Dwight Co. Inc.	3	282
Cintas Corp.	6	2,036
Cirrus Logic Inc. (a)	—	24
Cisco Systems, Inc.	40	2,051
Citigroup Inc.	27	1,972
Citizens Financial Group Inc.	30	1,306
Citrix Systems Inc.	2	317
Cognex Corp.	3	265
Cognizant Technology Solutions Corp. - Class A	8	599
Colgate-Palmolive Co.	60	4,767
Comcast Corporation - Class A	56	3,010
Consolidated Edison, Inc.	4	292
Constellation Brands, Inc. - Class A	5	1,216
Copart Inc. (a)	3	285
CoreLogic, Inc.	—	18
CoreSite Realty Corporation	—	24
CoStar Group, Inc. (a)	1	658
Costco Wholesale Corporation	2	663
Crown Castle International Corp.	9	1,620
Cummins Inc.	2	507
CVS Health Corporation	30	2,271
D.R. Horton, Inc.	4	353
Danaher Corporation	14	3,168
Danimer Scientific, Inc. - Class A (a) (b)	2	72
Deciphera Pharmaceuticals, Inc. (a)	5	211
Deere & Company	6	2,313
Dell Technology Inc. - Class C (a)	1	70
Dollar General Corporation	3	621
Dominion Energy, Inc.	26	1,963
Domino's Pizza, Inc.	2	788
Donaldson Co. Inc.	11	637
Dover Corporation	11	1,539
DTE Energy Company	5	685
Duck Creek Technologies, Inc. (a)	1	23
Duke Energy Corporation	25	2,413
Eastman Chemical Co.	1	150
Eaton Corporation Public Limited Company	1	160
eBay Inc.	4	273
Ecolab Inc.	13	2,748
Edison International	30	1,758
Edwards Lifesciences Corporation (a)	10	848
Electronic Arts Inc.	5	741
Eli Lilly & Co.	17	3,199
Emerson Electric Co.	9	819
EOG Resources, Inc.	47	3,400
EPR Properties (a)	1	45
Equifax Inc.	4	759
Erie Indemnity Company - Class A	4	868
Estee Lauder Cos. Inc. - Class A	3	1,009
ETSY, Inc. (a)	1	155
Evercore Inc. - Class A	—	26
Evergy, Inc.	2	127
Eversource Energy	4	312
Exelixis, Inc. (a)	3	76
Exelon Corporation	15	674
Expeditors International of Washington Inc.	2	242
Extra Space Storage Inc.	1	197
Exxon Mobil Corporation	117	6,535
F5 Networks, Inc. (a)	1	169
Facebook, Inc. - Class A (a)	25	7,415
FactSet Research Systems Inc.	1	159
Fair Isaac Corporation (a)	—	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Fastenal Co.	46	2,297
FedEx Corporation	1	153
Fifth Third Bancorp	4	151
Flowers Foods Inc.	2	57
Foot Locker, Inc.	2	88
Fortinet, Inc. (a)	6	1,070
Fortive Corporation	9	640
Fox Corporation - Class A	5	177
Fox Corporation - Class B	10	364
Freeport-McMoRan Inc. (a)	5	154
FTI Consulting Inc. (a)	—	24
Gaming and Leisure Properties, Inc.	—	1
Generac Holdings Inc. (a)	1	255
General Dynamics Corporation	7	1,235
General Mills, Inc.	8	496
Gentex Corp.	4	125
Gilead Sciences, Inc.	12	807
Graco Inc.	2	150
GrafTech International Ltd.	1	7
Grand Canyon Education, Inc. (a)	—	25
Guardant Health, Inc. (a)	1	198
H & R Block, Inc.	31	670
Haemonetics Corp. (a)	8	914
Halliburton Company	9	186
Hanesbrands Inc.	3	59
Hawaiian Electric Industries Inc.	1	57
HCA Healthcare, Inc.	1	151
Hershey Co.	2	345
Highwoods Properties Inc.	3	148
Hologic Inc. (a)	15	1,151
Honeywell International Inc.	26	5,661
Horizon Therapeutics Public Limited Company (a)	1	94
Hormel Foods Corp.	4	180
Host Hotels & Resorts, Inc.	45	758
HP Inc.	67	2,115
Hubbell Inc.	—	29
Humana Inc.	1	283
Huntington Ingalls Industries Inc.	3	648
Huntsman Corp.	1	30
IDEXX Laboratories, Inc. (a)	6	2,958
IHS Markit Ltd.	8	765
Illinois Tool Works Inc.	12	2,549
Illumina, Inc. (a)	5	2,032
Ingersoll Rand Inc. (a)	8	398
Ingredion Inc.	1	73
Intel Corporation	64	4,095
Intercontinental Exchange, Inc.	12	1,304
International Business Machines Corporation	28	3,780
International Paper Company	1	65
Interpublic Group of Cos. Inc.	9	276
Intuit Inc.	17	6,422
Intuitive Surgical, Inc. (a)	4	2,808
Invesco Ltd.	30	746
Iovance Biotherapeutics Inc. (a)	3	108
Iron Mountain Incorporated	4	152
Jack Henry & Associates Inc.	1	156
JB Hunt Transport Services Inc.	5	850
Jefferies Financial Group Inc.	1	35
JM Smucker Co.	1	148
Johnson & Johnson	52	8,579
Johnson Controls International Public Limited Company	28	1,687
JPMorgan Chase & Co.	32	4,856
Kansas City Southern	5	1,308
Kellogg Co.	2	154
KeyCorp	48	959
Keysight Technologies, Inc. (a)	6	840
Kimco Realty Corporation	30	570
KLA-Tencor Corp.	2	813
L Brands, Inc. (a)	15	908
Laboratory Corporation of America Holdings (a)	5	1,224
Lam Research Corp.	2	1,195
Lamar Advertising Co. - Class A	2	154
Lamb Weston Holdings Inc.	4	340
Landstar System Inc.	—	82
Las Vegas Sands Corp. (a)	13	808
Lazard Ltd - Class A	1	61
Lennar Corporation - Class A	5	459
Lennox International Inc.	—	93
Lincoln Electric Holdings Inc.	—	36
Lockheed Martin Corporation	14	5,142
Lowe`s Companies, Inc.	18	3,414
Lululemon Athletica Inc. (a)	1	449
Lumen Technologies Inc.	3	43
LyondellBasell Industries N.V. - Class A	22	2,241
ManpowerGroup Inc.	7	690
Maravai LifeSciences Holdings, Inc. - Class A (a)	4	153
MarketAxess Holdings Inc.	1	642
Martin Marietta Materials Inc.	4	1,188
Masco Corporation	3	150
MasterCard Incorporated - Class A	14	5,062
Match Group Holdings II, LLC (a)	6	874
Match Group, Inc. (a)	2	532
Maxim Integrated Products, Inc. (a)	6	559
McCormick & Co. Inc.	15	1,344
McDonald's Corporation	12	2,625
McKesson Corporation	1	150
Merck & Co., Inc.	74	5,673
Mercury Systems Inc. (a)	7	495
MetLife, Inc.	45	2,705
Mettler-Toledo International Inc. (a)	5	5,825
Micron Technology, Inc. (a)	28	2,477
Microsoft Corporation	105	24,665
Mirati Therapeutics, Inc. (a)	2	411
Mondelez International, Inc. - Class A	12	726
Monolithic Power Systems Inc.	4	1,444
Monster Beverage 1990 Corporation (a)	45	4,080
Moody's Corp.	5	1,601
Morgan Stanley	22	1,703
Morningstar Inc.	—	54
MOS Holdings Inc.	23	728
Motorola Solutions Inc.	2	386
MSC Industrial Direct Co. - Class A	1	50
MSCI Inc. - Class A	3	1,063
NASDAQ Inc.	7	1,023
National Retail Properties, Inc.	2	98
NetApp, Inc.	3	209
Netflix, Inc. (a)	1	574
Neurocrine Biosciences, Inc. (a)	3	312
NewMarket Corp.	—	37
Newmont Corporation	4	242
NextEra Energy, Inc.	27	2,064
NIKE, Inc. - Class B	39	5,231
Norfolk Southern Corporation	5	1,450
Northrop Grumman Systems Corp.	9	3,032
NRG Energy, Inc.	16	612
Nu Skin Enterprises, Inc. - Class A	1	33
Nucor Corporation	23	1,817
NVIDIA Corporation	7	3,893
NVR, Inc. (a)	—	193
Okta, Inc. - Class A (a)	1	309
Old Dominion Freight Line Inc.	2	490
Omega Healthcare Investors, Inc.	1	24
Omnicom Group Inc.	3	205
Oracle Corporation	34	2,403
O'Reilly Automotive, Inc. (a)	1	484
Otis Worldwide Corporation	6	434
PACCAR Inc.	3	262
Packaging Corporation of America	1	146
Paychex Inc.	4	441
Paycom Software, Inc. (a)	2	592
Paypal Holdings, Inc. (a)	6	1,530
Pentair Public Limited Company	18	1,116
People's United Financial Inc.	10	177
PepsiCo, Inc.	43	6,088
PerkinElmer Inc.	1	150
Pfizer Inc.	44	1,599
Philip Morris International Inc.	36	3,182
Pool Corporation	1	347
PPL Corporation	12	359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A	1	22
Procter & Gamble Co. (a)	50	6,792
Progressive Corp.	3	291
Prudential Financial Inc.	2	151
PTC Inc. (a)	11	1,448
PTC Therapeutics, Inc. (a)	3	156
Public Service Enterprise Group Inc.	9	533
Public Storage	12	2,851
Pulte Homes Inc.	5	273
Qualcomm Incorporated	9	1,224
Qualtrics International Inc. - Class A (a)	2	53
Quanta Services, Inc.	5	431
Quest Diagnostics Incorporated	—	49
Quidel Corporation (a)	—	15
Qurate Retail, Inc. - Series A (a)	1	14
Raymond James Financial Inc.	1	152
Raytheon BBN Technologies Corp.	64	4,956
Realty Income Corporation	4	257
Regeneron Pharmaceuticals, Inc. (a)	2	961
Regions Financial Corporation	51	1,052
Reliance Steel & Aluminum Co.	—	69
Republic Services Inc.	5	525
ResMed Inc.	3	506
Robert Half International Inc.	9	732
Rockwell Automation Inc.	2	408
Rollins Inc.	16	557
Roper Technologies, Inc.	11	4,310
Ross Stores Inc.	21	2,480
S&P Global Inc.	11	3,764
Salesforce.Com, Inc. (a)	5	1,012
Santander Consumer USA Holdings Inc.	1	30
Schneider National, Inc. - Class B	—	8
Seer, Inc. - Class A (a) (b)	1	25
SEI Investments Co.	1	81
ServiceNow, Inc. (a)	8	3,926
Sherwin-Williams Co.	2	1,123
Simon Property Group, Inc.	14	1,645
Skyworks Solutions, Inc.	9	1,614
Snap-On Inc.	2	481
Snowflake Inc. - Class A (a)	2	504
Sonoco Products Co.	1	78
Southern Copper Corporation	—	16
Spirit Realty Capital, Inc.	1	57
Sprouts Farmers Market, Inc. (a)	1	33
Stanley Black & Decker, Inc.	6	1,278
Starbucks Corporation	1	151
State Street Corporation	5	403
Steel Dynamics Inc.	2	99
STORE Capital Corp.	3	87
Stryker Corporation	18	4,497
Synchrony Financial	16	660
Synopsys Inc. (a)	5	1,295
T. Rowe Price Group, Inc.	14	2,360
Take-Two Interactive Software Inc. (a)	2	356
Tapestry Inc. (a)	4	157
Target Corporation	23	4,525
Teleflex Incorporated	4	1,786
Teradyne Inc.	3	338
Tesla Inc. (a)	2	1,281
Texas Instruments Incorporated	56	10,554
The Bank of New York Mellon Corporation	6	287
The Charles Schwab Corporation	28	1,820
The Clorox Company	3	516
The Coca-Cola Company	67	3,509
The Goldman Sachs Group, Inc.	10	3,285
The Home Depot, Inc.	14	4,147
The Kroger Co.	51	1,823
The Southern Company	62	3,871
The Travelers Companies, Inc.	1	147
The Western Union Company	1	32
Thermo Fisher Scientific Inc.	3	1,415
TJX Cos. Inc.	11	749
Toro Co.	1	149
Tractor Supply Co.	3	460
Tradeweb Markets Inc. - Class A	8	585
Trane Technologies Public Limited Company	10	1,643
Trex Company, Inc. (a)	1	57
Truist Financial Corporation	38	2,194
Twilio Inc. - Class A (a)	4	1,382
Tyler Technologies Inc. (a)	2	715
Tyson Foods Inc. - Class A	4	265
U.S. Bancorp	38	2,085
Uber Technologies, Inc. (a)	9	482
Union Pacific Corporation	25	5,482
United Parcel Service Inc. - Class B	30	5,135
United Rentals Inc. (a)	—	152
UnitedHealth Group Incorporated	8	3,139
Universal Health Services Inc. - Class B	1	148
Unum Group	8	233
Valvoline, Inc.	2	40
Veeva Systems Inc. - Class A (a)	3	713
Verisk Analytics, Inc.	14	2,403
Verizon Communications Inc.	65	3,756
Vertex Pharmaceuticals Incorporated (a)	5	1,171
VICI Properties Inc.	2	46
Visa Inc. - Class A	26	5,607
VMware, Inc. - Class A (a) (b)	—	56
Vontier Corporation (a)	4	119
W. W. Grainger, Inc.	4	1,779
W.P. Carey Inc.	2	131
Walgreens Boots Alliance, Inc.	8	460
Walmart Inc.	25	3,438
Walt Disney Co.	18	3,351
Waters Corp. (a)	4	1,032
Watsco Inc.	—	101
WEC Energy Group Inc.	2	149
Wells Fargo & Company	11	422
West Pharmaceutical Services Inc.	10	2,849
Weyerhaeuser Company	15	523
Williams-Sonoma Inc.	1	197
Workday, Inc. - Class A (a)	6	1,593
Xcel Energy Inc.	6	422
Xerox Holdings Corporation	1	22
Xilinx, Inc. (a)	3	418
Xylem Inc.	4	431
Yum! Brands, Inc.	6	627
Zions Bancorp	3	153
Zoetis Inc. - Class A	2	385
		557,314
United Kingdom 3.5%
3i Group plc	56	894
Admiral Group PLC	12	493
Anglo American PLC	5	182
Ascential Group Limited (a)	380	1,759
AstraZeneca PLC - ADR (b)	17	846
AstraZeneca PLC	13	1,263
Atlassian Corporation PLC - Class A (a)	2	333
Auto Trader Group PLC (a)	32	248
AVEVA Group plc	42	1,984
BAE Systems PLC	86	599
Barclays PLC	686	1,757
Barratt Developments P L C	40	415
boohoo Group PLC (a)	450	2,112
BP P.L.C. - ADR	22	536
BP P.L.C.	450	1,821
BT Group Plc (a)	89	189
Burberry Group PLC (a)	4	93
Evraz PLC	31	245
Experian PLC	54	1,860
Ferguson PLC	19	2,272
Fiat Chrysler Automobiles N.V. (a)	41	727
Hargreaves Lansdown PLC	14	304
Hikma Pharmaceuticals Public Limited Company	56	1,760
Imperial Brands PLC	48	992
Informa Switzerland Limited (a)	51	393
Intermediate Capital Group PLC	81	2,055
International Consolidated Airlines Group, S.A. (a)	160	438
Kingfisher Plc	86	377
Linde Public Limited Company	18	5,167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
M&G PLC	103	295
Next PLC (a)	5	568
Nvent Electric Public Limited Company	20	562
Persimmon Public Limited Company	11	460
Rio Tinto PLC - ADR (b)	24	1,864
Rio Tinto PLC	10	728
Standard Chartered PLC	147	1,009
Taylor Wimpey PLC	71	177
The Sage Group PLC.	214	1,809
Unilever PLC	30	1,663
		41,249
China 3.0%
3SBio Inc. (a)	181	161
Alibaba Group Holding Limited (a) (c)	26	741
Alibaba Group Holding Limited - ADR (a)	25	5,663
A-Living Services Co., Ltd. - Class H	16	72
Autohome Inc. - Class A - ADR	4	345
Baidu, Inc. - Class A - ADR (a)	2	416
Bank of Beijing Co., Ltd. - Class A	117	86
BYD Electronic (International) Company Limited (b)	29	172
China Hongqiao Group Limited	230	309
China Lesso Group Holdings Limited	148	319
China Medical System Holdings Limited	189	377
China Overseas Land & Investment Ltd.	151	396
China Shenhua Energy Company Limited - Class A	45	138
China Shenhua Energy Company Limited - Class H	470	976
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	398	249
Chongqing Brewery Co., Ltd. - Class A	4	68
Chongqing Rural Commercial Bank Co., Ltd. - Class H	337	145
Country Garden Services Holdings Company Limited	179	1,822
CSC Financial Co., Ltd. - Class A	17	81
CSPC Pharmaceutical Group Ltd.	427	521
Dragon Delight Holdings Company Limited	140	237
ENN Energy Holdings Ltd.	7	112
Foshan Haitian Flavoring & Food Co., Ltd - Class A	16	391
GF Securities Co., Ltd. - Class A	51	121
GF Securities Co., Ltd. - Class H	181	279
Guotai Junan Securities Co., Ltd. - Class A	64	158
Haitian International Holdings Limited	65	260
Hangzhou First Applied Material Co., Ltd. - Class A	5	68
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	18	110
Hithink Royalflush Information Network Co., Ltd - Class A	5	82
Hua Xia Bank Co., Limited - Class A	109	107
Hundsun Technologies Inc. - Class A	7	94
Industrial Bank Co., Ltd. - Class A	166	610
Intco Medical Technology Co., Ltd. - Class A	3	67
JD.com, Inc. - Class A - ADR (a)	9	784
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	100
Jiangsu Hengrui Medicine Co., Ltd. - Class A	33	459
Kuaishou Technology (a)	5	190
KWG Group Holdings Limited	175	301
LONGi Green Energy Technology Co., Ltd. - Class A	29	386
Lufax Holding Ltd - ADR (a) (b)	24	354
Meituan Dianping - Class B (a)	23	897
Momo Inc. - Class A - ADR (a)	17	255
NetEase, Inc. - ADR	10	1,053
Noah Holdings Limited - Class A - ADR (a)	4	155
Pharmaron Beijing Co., Ltd. - Class H	13	238
PICC Property & Casualty Co. Ltd. - Class H	830	735
Pinduoduo Inc. - ADR (a)	2	254
Ping An Insurance (Group) Co of China Ltd - Class A	90	1,080
SANY Heavy Industry Co., Ltd. - Class A	48	250
Shenzhen Inovance technology Co., Ltd. - Class A	11	138
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	367
Sinopec Engineering (Group) Co., Ltd. - Class H	559	311
Sinopharm Group Co. Ltd. - Class H	90	220
Smoore International Holdings Limited	56	344
TAL Education Group - Class A - ADR (a)	30	1,589
Tencent Holdings Limited	61	4,819
Tingyi Cayman Islands Holding Corp.	284	522
Topsports International Holdings Limited	177	266
Travelsky Technology Ltd. - Class H	134	314
Uni-President China Holdings Ltd	176	215
Vipshop (China) Co., Ltd. - ADR (a)	26	767
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	19	64
Wuxi Biologics Cayman Inc (a)	57	720
Xinyi Solar Holdings Limited	32	54
Yadea Group Holdings Ltd	152	340
Yum China Holdings, Inc.	6	349
Zhejiang Dahua Technology Co., Ltd. - Class A	25	93
Zhuzhou Crrc Times Electric Co., Ltd. - Class H (a)	68	254
		34,990
Japan 2.5%
Amada Co. Ltd.	8	85
Astellas Pharma Inc.	12	177
Brother Industries Ltd. (b)	11	235
COSMOS Pharmaceutical Corporation	—	47
CyberAgent Inc.	120	2,170
Dainippon Sumitomo Pharma Co. Ltd. (b)	6	103
Daito Trust Construction Co. Ltd.	3	314
Fujitsu Ltd.	6	841
Hitachi Ltd.	28	1,270
Honda Motor Co. Ltd.	25	764
Hoya Corp.	7	825
Iida Group Holdings Co., Ltd.	9	211
Isuzu Motors Ltd.	60	646
Japan Post Insurance Co., Ltd.	9	185
Kakaku.com Inc.	5	137
KDDI Corp. (b)	26	798
Keyence Corp.	1	228
Kirin Holdings Co. Ltd.	15	281
Komatsu Ltd.	22	689
Kose Corp.	1	128
Kurita Water Industries Ltd.	2	82
Lawson Inc.	3	147
M3, Inc.	1	69
Makita Corp.	4	155
Marubeni Corp.	11	94
Mitsubishi Electric Corp.	60	919
Mitsui & Co. Ltd.	8	167
Mitsui Fudosan Co. Ltd.	18	412
MonotaRO Co., Ltd.	5	122
Murata Manufacturing Co. Ltd.	2	145
Nihon M & A Center Inc.	2	60
Nintendo Co. Ltd.	1	784
Nippon Express Co. Ltd.	4	261
Nippon Telegraph & Telephone Corp.	20	520
Nippon Television Holdings Inc. (b)	12	161
Nitto Denko Corp.	6	524
Nomura Holdings Inc.	83	436
Obayashi Corp.	9	85
Oracle Corp. Japan	2	147
ORIX Corp.	46	775
Osaka Gas Co. Ltd.	22	426
Otsuka Holdings Co., Ltd.	8	344
Persol Holdings Co., Ltd.	5	102
Recruit Holdings Co., Ltd.	8	403
Sekisui House Ltd.	25	538
Seria Co., Ltd.	12	412
Shimamura Co. Ltd.	1	92
Sony Corp.	10	1,064
Sumitomo Metal Mining Co. Ltd.	19	829
Sumitomo Mitsui Financial Group Inc.	50	1,826
Sundrug Co. Ltd.	13	458
T&D Holdings Inc.	32	409
Taiheiyo Cement Corp.	6	153
Taisei Corp.	18	677
Takeda Pharmaceutical Co. Ltd.	31	1,136
Toho Gas Co. Ltd. (b)	4	266
Tokyo Broadcasting System Holdings,Inc. (b)	13	258

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Tokyo Electron Ltd.	3	1,113
Tokyo Gas Co. Ltd.	22	486
Tosoh Corp.	31	586
Toyota Industries Corp.	4	368
Toyota Motor Corp.	11	859
Trend Micro Inc.	1	45
Yamada Denki Co. Ltd.	44	236
ZOZO, Inc.	5	133
		29,418
Germany 1.6%
BASF SE - Class N	12	1,016
Bayer AG - Class N	21	1,305
Bayerische Motoren Werke AG	9	898
Continental AG (a)	4	487
Covestro AG	10	686
CTS Eventim AG & Co. KGaA (a)	32	1,856
Daimler AG - Class N	9	822
Deutsche Boerse AG - Class N	10	1,664
Deutsche Post AG - Class N	16	871
Deutsche Telekom AG - Class N	33	668
E.ON SE - Class N	76	881
Fresenius Medical Care AG & Co. KGaA	10	761
Fresenius SE & Co. KGaA	3	113
Hellofresh SE (a)	2	135
LEG Immobilien AG	3	458
MTU Aero Engines AG - Class N	9	2,117
Rational AG	—	1
SAP SE	16	2,023
Siemens AG - Class N	1	141
Siemens Healthineers AG	3	148
Symrise AG	15	1,759
Zalando SE (a)	2	152
		18,962
Netherlands 1.6%
Adyen B.V. (a)	2	3,421
ASML Holding - ADR	3	2,121
ASML Holding	4	2,583
CNH Industrial N.V. (a)	14	213
ING Groep N.V.	141	1,731
Just Eat Takeaway.Com N.V. (a)	7	682
Koninklijke Ahold Delhaize N.V.	10	276
Koninklijke DSM N.V.	13	2,119
Koninklijke Philips N.V.	4	233
NN Group N.V.	7	343
NXP Semiconductors N.V.	11	2,234
Prosus N.V. (a)	3	281
Randstad NV (b)	7	492
Royal Dutch Shell PLC - Class A - ADR (b)	15	588
SBM Offshore N.V.	37	674
Wolters Kluwer NV - Class C	6	503
		18,494
South Korea 1.2%
BGFretail Co., Ltd.	1	109
CJ Corp.	2	137
Daelim Industrial Co. Ltd.	1	62
DB Insurance Co. Ltd.	3	126
DL E&C Co., Ltd. (a)	1	107
Hana Financial Group Inc.	37	1,406
Hankook Tire & Technology Co,. Ltd.	11	467
Hyundai Glovis Co., Ltd.	2	303
KB Financial Group Inc.	43	2,131
Kia Motors Corp.	7	522
Kumho Petro chemical Co. Ltd.	2	578
LG Electronics Inc.	10	1,363
LG Household & Health Care Ltd.	—	285
NCSoft Corp.	1	517
S1 Corp.	2	129
Samsung Card Co., Ltd.	4	124
Samsung Electronics Co. Ltd.	65	4,660
Shinhan Financial Group Co. Ltd.	38	1,268
Woongjin Coway Co., Ltd.	5	277
		14,571
Taiwan 1.0%
Accton Technology Corporation	17	165
Fubon Financial Holding Co. Ltd.	521	1,041
Giant Manufacturing Co. Ltd.	12	146
Hon Hai Precision Industry Co. Ltd.	222	969
Nien Made Enterprise Co., LTD.	16	224
Novatek Microelectronics Corp.	54	1,098
Pou Chen Corp.	338	392
Realtek Semiconductor Corp.	22	384
Ruentex Development Co. Ltd.	82	143
Synnex Technology International Corp.	141	270
Taiwan Semiconductor Manufacturing Co. Ltd.	293	6,103
United Microelectronics Corp.	546	975
Vanguard International Semiconductor Corp.	82	313
		12,223
Ireland 0.9%
Accenture Public Limited Company - Class A	22	6,112
Keywords Studios PLC (a)	59	2,102
Medtronic Public Limited Company	23	2,676
		10,890
Switzerland 0.9%
Adecco Group AG - Class N	9	615
Alcon AG	28	1,960
EMS-Chemie Holding AG	—	293
Garmin Ltd.	2	249
Geberit AG - Class N	1	910
Logitech International S.A. - Class N	5	498
Nestle SA - Class N	3	339
Partners Group Holding AG	1	1,217
Schindler Holding AG - Class N	1	182
SGS SA - Class N	—	689
Sonova Holding AG	2	490
TE Connectivity Ltd.	16	2,046
UBS Group AG	66	1,022
		10,510
India 0.7%
Aurobindo Pharma Ltd.	22	268
Colgate-Palmolive (India) Limited	17	372
Divi's Laboratories Ltd.	8	406
Havells India Limited	28	400
HCL Technologies Ltd.	41	557
Hero Motocorp Ltd.	5	182
Housing Development Finance Corp.	25	864
Indraprastha Gas Limited	22	153
Infosys Ltd.	81	1,526
Larsen & Toubro Infotech Limited	5	274
Marico Limited	73	414
Nestle India Ltd.	2	581
Page Industries Limited	1	246
Tata Consultancy Services Limited	38	1,652
Tech Mahindra Limited	32	438
Wipro Ltd.	22	124
		8,457
Australia 0.7%
BHP Group PLC	6	161
BHP Group PLC	11	388
Cochlear Ltd.	13	2,091
Commonwealth Bank of Australia	11	703
CSL Ltd.	12	2,492
Downer EDI Ltd.	58	226
Fortescue Metals Group Ltd.	33	500
Goodman Funding Pty Ltd	52	721
Magellan Financial Group Ltd	4	151
REA Group Ltd.	3	331
Rio Tinto Ltd.	8	645
		8,409
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	218
Coloplast A/S - Class B	3	487
DSV Panalpina A/S	12	2,358
Genmab A/S (a)	4	1,448
GN Store Nord A/S	27	2,126
Novo Nordisk A/S - Class B	18	1,191

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Pandora A/S (a)	2	241
		8,069
France 0.7%
BNP Paribas SA	20	1,249
Cie de Saint-Gobain	10	597
CNP Assurances SA	10	189
Dassault Aviation SA	—	409
Hermes International SCA	—	543
IPSEN	2	194
L'Oreal SA	2	880
Sanofi SA	6	608
Sartorius Stedim Biotech	1	431
Total SA	18	832
Total SA - ADR (b)	31	1,443
Valeo	10	339
		7,714
Hong Kong 0.6%
Agile Group Holdings Limited	118	194
AIA Group Limited	85	1,047
Bosideng International Holdings Limited	330	149
Budweiser Brewing Company APAC Limited	30	89
CK Asset Holdings Limited	125	763
CK Hutchison Holdings Limited	146	1,170
Dali Foods Group Company Limited	301	171
Hong Kong Exchanges & Clearing Ltd.	15	895
Kingboard Chemical Holdings Ltd.	90	490
Sun Hung Kai Properties Ltd.	49	745
Swire Pacific Ltd. - Class A (b)	59	443
Techtronic Industries Company Limited	26	446
WH Group Limited	71	58
Xinyi Glass Holdings Limited	42	136
Zhongsheng Group Holdings Limited	30	209
		7,005
Canada 0.5%
BCE Inc.	20	903
Canadian National Railway Company	8	969
Canadian Pacific Railway Limited	3	1,281
Cenovus Energy Inc.	52	393
Shopify Inc. - Class A (a)	1	1,549
Wheaton Precious Metals Corp.	19	715
		5,810
Spain 0.4%
Amadeus IT Group SA	33	2,367
Cellnex Telecom, S.A.	36	2,082
Tecnicas Reunidas, S.A. (a) (b)	15	222
		4,671
South Africa 0.3%
Clicks Group Ltd.	16	258
Impala Platinum Holdings Limited	19	344
Kumba Iron Ore Ltd	9	370
Mr Price Group	38	503
MTN Group Ltd. (a)	67	398
Naspers Ltd. - Class N	2	580
Sibanye Stillwater	58	256
Vodacom Group Limited	73	628
		3,337
Saudi Arabia 0.3%
Abdullah Al-Othaim Markets Company	6	204
Advanced Petrochemical Company	20	387
Al Rajhi Banking and Investment Corporation	63	1,648
BUPA Arabia for Cooperative Insurance Company	6	193
KeyBank National Association	52	737
		3,169
Russian Federation 0.3%
Public Joint Stock Company "Severstal"	22	443
Public Joint Stock Society "Fosagro" - GDR (c)	14	240
Public Joint Stock Society "Inter RAO UES"	3,833	260
Public Joint Stock Society "Polyus"	3	537
Public Joint Stock Society "Tatneft"	111	879
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	683
		3,042
Sweden 0.3%
Atlas Copco Aktiebolag - Class A	14	872
Atlas Copco Aktiebolag - Class B	6	336
Epiroc Aktiebolag - Class A	26	582
Epiroc Aktiebolag - Class B	15	318
EQT AB (d)	2	68
Kinnevik AB - Class B (a)	10	469
Lundin Petroleum AB	11	345
Olink Holding AB (Publ) - ADR (a)	1	22
		3,012
Belgium 0.2%
Anheuser-Busch InBev	10	615
Galapagos (a)	2	187
Umicore	38	2,016
		2,818
Italy 0.2%
DiaSorin S.p.A.	1	166
Exor Nederland N.V.	3	296
Finecobank Banca Fineco SPA (a)	123	2,011
Moncler S.p.A.	2	102
		2,575
Israel 0.2%
Check Point Software Technologies Ltd (a)	2	213
CyberArk Software Ltd. (a)	15	1,875
		2,088
Jersey 0.2%
Clarivate PLC (a)	70	1,847
Argentina 0.2%
MercadoLibre S.R.L (a)	1	1,840
Thailand 0.1%
Kasikornbank PCL	172	806
Krungthai Card Public Company Limited	77	195
Muangthai Leasing Public Company Limited	95	216
Srisawad Corporation Public Company Limited	104	285
Thai Union Group Public Company Limited	390	185
		1,687
Brazil 0.1%
B3 S.A. - Brasil, Bolsa, Balcao (a)	70	683
Sul America S.A. (a)	47	285
WEG SA (a)	46	605
		1,573
Norway 0.1%
Equinor ASA	59	1,164
Norsk Hydro ASA	10	67
		1,231
Luxembourg 0.1%
ArcelorMittal	34	994
ARD Holdings S.A. - Class A	—	1
		995
Mexico 0.1%
Grupo Bimbo SAB de CV - Class A	226	474
Grupo Financiero Banorte SAB de CV (a)	80	453
		927
United Arab Emirates 0.1%
ALDAR Properties PJSC	723	741
Qatar 0.1%
Barwa Real Estate Company Q.P.S.C	149	131
Masraf Al Rayan (Q.P.S.C.)	460	533
		664
Indonesia 0.1%
Unilever Indonesia Tbk PT	1,101	500
United Tractors Tbk PT	43	66
		566
Malaysia 0.1%
Supermax Corporation Berhad (a)	111	102
Top Glove Corporation Bhd	309	337
Westports Holdings Berhad	125	127
		566

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Singapore 0.1%
DBS Group Holdings Ltd.	3	64
Genting Singapore Limited	202	138
Singapore Exchange Ltd.	47	352
		554
Portugal 0.0%
Galp Energia, SGPS, S.A.	44	508
Turkey 0.0%
BIM Birlesik Magazalar A.S. - Class A	29	252
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	49	89
		341
Finland 0.0%
Neste Oyj	4	201
Orion Oyj - Class B	3	112
		313
Hungary 0.0%
Chemical Works of Gedeon Richter Plc.	9	276
New Zealand 0.0%
Fisher & Paykel Healthcare Corp.	12	272
Philippines 0.0%
BDO Unibank, Inc.	81	170
International Container Terminal Services Inc.	36	90
		260
Poland 0.0%
CD Projekt SA (a)	4	213
Chile 0.0%
Colbun SA	1,088	212
Austria 0.0%
Voestalpine AG	3	144
Greece 0.0%
Jumbo S.A. - Class R	7	123
Total Common Stocks (cost $661,555)		834,650
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
United States of America 9.8%
Austin, City of
2.79%, 11/15/31	370	389
Beaverton, City of
5.00%, 04/01/33	250	325
California, State of
4.00%, 11/01/33	250	295
Federal Home Loan Mortgage Corporation
4.50%, 10/01/48 - 01/01/49	2,729	3,044
4.00%, 09/01/49	528	580
3.00%, 03/01/50	1,936	2,036
3.50%, 04/01/50	3,665	3,960
2.50%, 10/01/50	854	880
Federal National Mortgage Association, Inc.
2.50%, 10/01/35 - 10/01/50	5,437	5,619
2.00%, 12/01/35 - 10/01/50	4,060	4,128
3.50%, 11/01/46 - 11/01/50	3,282	3,494
4.00%, 05/01/48 - 01/01/50	3,769	4,119
4.50%, 12/01/48	911	1,010
3.00%, 07/01/50 - 04/01/51	7,181	7,561
Government National Mortgage Association
2.00%, 10/20/50 - 01/20/51	1,235	1,248
2.50%, 10/20/50 - 01/20/51	2,314	2,389
Grand Parkway Transportation Corporation
3.24%, 10/01/52	480	483
Illinois, State of
5.10%, 06/01/33	135	152
Los Angeles Community College District
2.11%, 08/01/32	650	639
Massachusetts School Building Authority
4.00%, 11/15/35	150	171
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	693
Metropolitan Transportation Authority
4.00%, 11/15/45	105	117
New Jersey, State of
3.00%, 06/01/32	130	145
Portland, City of
4.00%, 04/01/32	265	300
San Antonio Water System
5.92%, 05/15/40	250	338
Texas, State of
3.21%, 04/01/44	700	731
Treasury, United States Department of
1.50%, 03/31/23	3,974	4,080
1.38%, 08/31/23 - 08/15/50	16,511	16,869
1.88%, 08/31/24	17,260	18,077
0.50%, 03/31/25	1,255	1,247
0.25%, 06/30/25 - 09/30/25	3,160	3,087
0.38%, 11/30/25 - 01/31/26	14,297	13,977
3.50%, 02/15/39	2,071	2,481
1.13%, 08/15/40	193	157
2.75%, 11/15/42	3,550	3,807
2.50%, 05/15/46	475	484
2.25%, 08/15/49	3,113	3,014
2.00%, 02/15/50	900	824
1.25%, 05/15/50	1,877	1,419
		114,369
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	435
4.15%, 03/28/27	200	222
4.75%, 04/27/32	300	333
		990
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26	650	699
Russian Federation 0.1%
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (d)	600	689
Kazakhstan 0.1%
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (d)	590	684
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (d)	400	448
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (d)	200	219
		667
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45	600	639
Philippines 0.0%
The Philippines, Government of
3.95%, 01/20/40	540	577
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	541
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	200
6.55%, 03/14/37	200	271
		471
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (d)	260	291
Total Government And Agency Obligations (cost $123,995)		120,617
CORPORATE BONDS AND NOTES 8.1%
United States of America 6.4%
AbbVie Inc.
3.20%, 05/14/26	1,000	1,079
4.25%, 11/14/28	300	342
Aetna Inc.
4.50%, 05/15/42	400	456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AFLAC Incorporated
4.75%, 01/15/49	400	495
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	712
Altria Group, Inc.
3.40%, 05/06/30	750	785
Amazon.com, Inc.
4.05%, 08/22/47	600	701
American Tower Corporation
3.38%, 10/15/26	1,000	1,078
Amgen Inc.
2.45%, 02/21/30	600	605
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	235
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	217
Anthem, Inc.
2.88%, 09/15/29	400	415
5.10%, 01/15/44	300	375
Aon Corporation
2.80%, 05/15/30	600	613
AT&T Inc.
4.25%, 03/01/27	300	337
Baker Hughes, a GE Company, LLC
3.34%, 12/15/27	600	643
Bank of America Corporation
4.25%, 10/22/26	300	336
4.18%, 11/25/27	1,000	1,112
2.88%, 10/22/30	300	308
Bausch Health Companies Inc.
6.13%, 04/15/25 (d)	4,000	4,100
Bemis Company, Inc.
2.63%, 06/19/30	650	649
Berkshire Hathaway Energy Company
3.70%, 07/15/30	500	554
Bristol-Myers Squibb Company
4.55%, 02/20/48	400	487
Burlington Northern Santa FE, LLC
5.75%, 05/01/40	200	269
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,493
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,085
3.65%, 05/11/27	100	110
Carrier Global Corporation
2.72%, 02/15/30	300	303
Caterpillar Inc.
2.60%, 04/09/30	400	411
Charter Communications Operating, LLC
2.80%, 04/01/31	100	99
Chesapeake Energy Corporation
5.88%, 02/01/29 (d)	500	530
Citigroup Inc.
2.98%, 11/05/30	600	621
Comcast Corporation
4.25%, 01/15/33	400	461
3.90%, 03/01/38	200	224
Commonwealth Edison Company
4.00%, 03/01/48	500	560
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	8,500	9,185
CSX Corporation
3.80%, 11/01/46	600	639
CVS Health Corporation
4.30%, 03/25/28	1,239	1,406
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	500	360
DISH DBS Corporation
5.88%, 07/15/22	1,500	1,566
Dollar Tree, Inc.
4.20%, 05/15/28	100	112
Dominion Energy, Inc.
3.90%, 10/01/25	300	330
Duke Energy Corporation
2.45%, 06/01/30	50	49
3.75%, 09/01/46	500	507
E. I. du Pont de Nemours and Company
2.30%, 07/15/30 (b)	200	200
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	1,000	1,066
Energy Transfer LP
4.75%, 01/15/26	600	665
Enterprise Products Operating LLC
3.13%, 07/31/29	300	317
2.80%, 01/31/30 (b)	300	310
ERP Operating Limited Partnership
4.50%, 07/01/44	200	236
Exelon Corporation
4.45%, 04/15/46	100	114
Exxon Mobil Corporation
2.44%, 08/16/29	600	610
2.61%, 10/15/30	100	102
FedEx Corporation
3.25%, 04/01/26	400	433
Fiserv, Inc.
3.50%, 07/01/29	300	324
2.65%, 06/01/30	300	303
Flir Systems, Inc.
2.50%, 08/01/30	650	636
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,159
Fox Corporation
4.71%, 01/25/29	300	346
General Dynamics Corporation
3.63%, 04/01/30	400	443
HCA Inc.
4.13%, 06/15/29	600	665
JPMorgan Chase & Co.
2.52%, 04/22/31	200	199
4.95%, 06/01/45	200	249
KeyCorp
2.55%, 10/01/29	300	303
Las Vegas Sands Corp.
3.90%, 08/08/29	400	411
Lockheed Martin Corporation
3.80%, 03/01/45	200	222
Marriott International, Inc.
5.75%, 05/01/25 (e)	400	458
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	1,500	1,499
MetLife, Inc.
4.60%, 05/13/46	100	122
Metropolitan Life Global Funding I
2.95%, 04/09/30 (d)	300	313
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,073
Mohawk Industries, Inc.
3.63%, 05/15/30	400	429
Morgan Stanley
3.97%, 07/22/38	200	222
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (d)	750	731
MPLX LP
4.13%, 03/01/27	600	666
Nestle Holdings, Inc.
3.63%, 09/24/28 (d)	500	557
Northrop Grumman Corporation
5.25%, 05/01/50	400	521
Occidental Petroleum Corporation
8.00%, 07/15/25	300	344
6.63%, 09/01/30	200	225
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	662
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	46
Schlumberger Holdings Corporation
4.00%, 12/21/25 (d)	400	444
Simon Property Group, L.P.
3.38%, 12/01/27	200	215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	300	320
Southwest Airlines Co.
1.25%, 05/01/25 (f)	500	861
Sprint Corporation
7.63%, 03/01/26	1,500	1,838
Tenet Healthcare Corporation
5.13%, 05/01/25	2,000	2,029
6.13%, 10/01/28 (d)	2,000	2,084
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (d)	600	601
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	607
The Kroger Co.
4.65%, 01/15/48	400	466
The Sherwin-Williams Company
2.30%, 05/15/30	800	788
The Southern Company
3.25%, 07/01/26	300	321
3.70%, 04/30/30 (f)	600	647
The Walt Disney Company
2.20%, 01/13/28	600	611
The Williams Companies, Inc.
3.50%, 11/15/30	50	53
T-Mobile USA, Inc.
3.75%, 04/15/27 (d)	200	218
3.30%, 02/15/51 (d)	200	187
United Parcel Service, Inc.
3.75%, 11/15/47	600	664
Univision Communications Inc.
5.13%, 02/15/25 (d)	1,500	1,519
Valero Energy Corp.
4.35%, 06/01/28	300	330
Walmart Inc.
2.95%, 09/24/49	200	197
Weatherford International Ltd.
8.75%, 09/01/24 (d)	1,350	1,409
WESCO Distribution, Inc.
7.13%, 06/15/25 (d)	600	656
WRKCo Inc.
3.90%, 06/01/28	600	661
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	1,000	1,056
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,062
		74,979
United Kingdom 0.5%
Ashtead Capital, Inc.
4.38%, 08/15/27 (d)	1,000	1,047
AstraZeneca PLC
4.00%, 09/18/42	400	446
Barclays PLC
4.38%, 01/12/26 (f)	500	555
BAT Capital Corp.
3.56%, 08/15/27	1,600	1,703
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	330
HSBC Holdings PLC
2.01%, 09/22/28 (f)	300	295
2.36%, 08/18/31 (f)	200	191
Imperial Brands Finance PLC
3.50%, 07/26/26 (d) (e)	300	321
Royalty Pharma PLC
1.75%, 09/02/27 (d)	100	98
Vodafone Group Public Limited Company
6.15%, 02/27/37	500	667
		5,653
Canada 0.2%
Bell Canada Enterprises Inc.
4.46%, 04/01/48	500	577
Canadian Natural Resources Limited
3.85%, 06/01/27	600	650
Manulife Financial Corporation
4.06%, 02/24/32	800	883
TransCanada PipeLines Limited
4.25%, 05/15/28	300	338
4.63%, 03/01/34	300	338
		2,786
France 0.1%
AXA
8.60%, 12/15/30	100	153
BNP Paribas
3.05%, 01/13/31 (d) (f)	600	615
Orange SA
5.38%, 01/13/42	200	259
Total Capital International
2.83%, 01/10/30	600	624
		1,651
Cayman Islands 0.1%
Alibaba Group Holding Limited
2.13%, 02/09/31	200	190
Tencent Holdings Limited
2.39%, 06/03/30 (d)	1,000	964
		1,154
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	1,000	1,114
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37	300	322
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (d)	600	654
		976
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43	600	747
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (d)	200	196
		943
Chile 0.1%
Colbun S.A.
3.95%, 10/11/27 (d)	400	438
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (d)	400	452
		890
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	700	794
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (d)	700	749
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (d)	300	290
Shell International Finance B.V.
4.13%, 05/11/35	300	341
		631
Bermuda 0.1%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	507
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	481
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (d)	400	420
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (d)	200	207
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (d)	200	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ireland 0.0%
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31	200	198
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (d)	200	192
Spain 0.0%
Banco Santander, S.A.
2.75%, 12/03/30 (f)	200	190
Total Corporate Bonds And Notes (cost $92,626)		94,713
INVESTMENT COMPANIES 2.6%
United States of America 2.6%
iShares Core MSCI Emerging Markets ETF	131	8,407
Schwab U.S. TIPs ETF	183	11,171
Templeton Global Bond Fund - Class R6 (g)	1,158	10,839
Total Investment Companies (cost $31,990)		30,417
EQUITY LINKED STRUCTURED NOTES 2.1%
United States of America 2.1%
Barclays PLC
(Comcast Corporation) (d)	16	699
BNP Paribas
(Apple Inc.)	8	1,008
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (h)	17	3,072
Credit Suisse AG
(Pfizer Inc.)	75	2,765
(S&P 500 Index) (h) (i)	—	1,339
Goldman Sachs International
(AbbVie Inc.)	14	1,493
(Union Pacific Corporation) (h)	5	981
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (c)	—	948
(CVS Health Corporation) (h)	20	1,502
Merrill Lynch International & Co. C.V.
(Oracle Corporation) (d)	16	1,032
National Bank of Canada
(General Motors Company) (h)	45	2,258
(Air Products and Chemicals, Inc. ) (h)	3	834
Royal Bank of Canada
(The Home Depot, Inc.) (d)	7	1,546
(Intel Corporation)	31	1,665
(Schlumberger N.V.) (h)	30	820
Societe Generale
(Raytheon BBN Technologies Corp.)	27	2,064
UBS AG
(Morgan Stanley) (h)	15	1,131
Total Equity Linked Structured Notes (cost $23,249)		25,157
PREFERRED STOCKS 1.4%
United States of America 1.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (f)	17	820
Broadcom Inc., 8.00%, 09/30/22 (f)	3	3,686
Dominion Energy, Inc., 7.25%, 06/01/22 (f)	20	1,977
DTE Energy Company, 6.25%, 11/01/22 (f)	30	1,491
K.K.R. Co., Inc., 6.00%, 09/15/23 (f)	4	253
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	25	1,238
Sempra Energy, 6.75%, 07/15/21 (f) (j)	17	1,779
The Southern Company, 6.75%, 08/01/22 (f)	25	1,273
		12,517
Switzerland 0.2%
Roche Holding AG	6	1,826
Brazil 0.1%
Companhia Paranaense de Energia Copel - Class B	148	188
Itausa - Investimentos Itau SA (a)	619	1,129
		1,317
Germany 0.0%
Bayerische Motoren Werke AG	1	66
Fuchs Petrolub SE	4	199
Sartorius AG	—	226
		491
South Korea 0.0%
LG Household & Health Care Ltd.	—	181
Total Preferred Stocks (cost $15,214)		16,332
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United States of America 0.4%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	452	434
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21	400	402
Series 2019-A1-A1, 2.84%, 02/15/22	485	496
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,020
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	153	154
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	152	151
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	409
United Airlines 2019-2 Class A Pass Through Trust
Series 2019-A-2, REMIC, 2.90%, 05/01/28	196	190
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	488	539
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	82	82
United Airlines, Inc.
Series 2020-B-1, 4.88%, 01/15/26	250	259
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,054)		4,136
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.00% (g) (k)	25,615	25,615
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.00% (g) (k)	3,198	3,198
Total Short Term Investments (cost $28,813)		28,813
Total Investments 98.8% (cost $981,496)		1,154,835
Other Derivative Instruments 0.0%		371
Other Assets and Liabilities, Net 1.2%		13,717
Total Net Assets 100.0%		1,168,923

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $40,466 and 3.5% of the Fund.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Convertible security.

(g) Investment in affiliate.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Franklin Templeton Growth Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	11,144	145	—	144	—	(450)	10,839	0.9

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	06/18/20	774	741	0.1
J.P. Morgan Structured Products B.V. - Amazon.com, Inc.	11/24/20	939	948	0.1
Public Joint Stock Society "Fosagro"	07/07/20	166	240	—
		1,879	1,929	0.2

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	42	June 2021	2,806	18	(29)
S&P 500 Index	316	June 2021	62,558	262	127
United States 2 Year Note	10	July 2021	2,209	—	(2)
United States 5 Year Note	13	July 2021	1,624	(2)	(19)
				278	77
Short Contracts
United States 10 Year Note	(317)	June 2021	(42,376)	81	869
United States 10 Year Ultra Bond	(32)	June 2021	(4,746)	11	148
				92	1,017

JNL/Franklin Templeton Growth Allocation Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/06/21	AUD	1,031	783	(2)
EUR/USD	CIT	04/06/21	EUR	1,295	1,519	—
EUR/USD	UBS	04/06/21	EUR	247	289	—
USD/CHF	CIT	04/06/21	CHF	(1,484)	(1,569)	3
USD/EUR	UBS	04/06/21	EUR	(674)	(791)	—
USD/GBP	CIT	04/06/21	GBP	(47)	(65)	—
USD/HKD	CIT	04/07/21	HKD	(3,119)	(401)	—
					(235)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 55.8%
Financials 11.0%
Bank of America Corporation	900	34,821
Barclays PLC	5,500	14,075
Citigroup Inc.	150	10,913
JPMorgan Chase & Co.	275	41,863
MetLife, Inc.	490	29,787
Morgan Stanley	260	20,192
Truist Financial Corporation	285	16,621
U.S. Bancorp	320	17,699
		185,971
Utilities 8.9%
American Electric Power Company, Inc.	135	11,434
Dominion Energy, Inc.	350	26,586
DTE Energy Company	70	9,320
Duke Energy Corporation	245	23,650
Edison International	280	16,408
Exelon Corporation	100	4,374
Sempra Energy	123	16,374
The Southern Company	650	40,404
Xcel Energy Inc.	25	1,663
		150,213
Health Care 8.3%
AbbVie Inc.	150	16,233
Amgen Inc.	35	8,708
AstraZeneca PLC	170	16,986
Bristol-Myers Squibb Company	400	25,252
CVS Health Corporation	233	17,529
Johnson & Johnson	150	24,652
Merck & Co., Inc.	350	26,981
Pfizer Inc.	125	4,529
		140,870
Energy 6.4%
BP P.L.C. - ADR	200	4,870
Chevron Corporation	390	40,868
Exxon Mobil Corporation	750	41,872
Royal Dutch Shell PLC - Class A - ADR (a)	150	5,882
Total SA - ADR (a)	300	13,962
Weatherford International Public Limited Company (b)	100	1,274
		108,728
Consumer Staples 6.4%
PepsiCo, Inc.	210	29,704
Philip Morris International Inc.	100	8,874
Procter & Gamble Co. (b)	250	33,857
The Coca-Cola Company	500	26,355
Unilever PLC	150	8,382
		107,172
Industrials 6.0%
Cummins Inc.	40	10,364
Honeywell International Inc.	110	23,878
Lockheed Martin Corporation	50	18,475
Raytheon BBN Technologies Corp.	250	19,317
Union Pacific Corporation	75	16,531
United Parcel Service Inc. - Class B	75	12,749
		101,314
Information Technology 2.8%
Analog Devices, Inc.	50	7,754
Intel Corporation	200	12,800
International Business Machines Corporation	125	16,641
Texas Instruments Incorporated	50	9,450
		46,645
Materials 2.7%
Air Products and Chemicals, Inc.	21	5,767
BASF SE - Class N	130	10,800
Rio Tinto PLC - ADR (a)	380	29,523
		46,090
Communication Services 2.7%
BCE Inc.	180	8,126
Comcast Corporation - Class A	250	13,527
Verizon Communications Inc.	400	23,260
		44,913
Real Estate 0.4%
Host Hotels & Resorts, Inc.	400	6,740
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,663
Total Common Stocks (cost $749,385)		942,319
CORPORATE BONDS AND NOTES 24.5%
Health Care 9.6%
AbbVie Inc.
3.80%, 03/15/25	7,500	8,191
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	4,700	4,818
9.00%, 12/15/25 (c)	2,500	2,716
5.00%, 02/15/29 (c)	6,000	5,964
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	3,823
Cigna Holding Company
3.75%, 07/15/23	3,598	3,848
Community Health Systems, Inc.
8.13%, 06/30/24 (c)	5,000	5,252
6.63%, 02/15/25 (c)	31,800	33,670
8.00%, 03/15/26 (c)	40,000	43,221
6.88%, 04/15/29 (c)	3,000	3,132
CVS Health Corporation
4.10%, 03/25/25	505	560
4.30%, 03/25/28	3,500	3,972
5.05%, 03/25/48	1,600	1,960
Endo Designated Activity Company
9.50%, 07/31/27 (c)	1,448	1,573
6.00%, 06/30/28 (c)	1,827	1,500
HCA Inc.
5.88%, 05/01/23	7,500	8,160
Mylan N.V.
3.95%, 06/15/26	2,700	2,973
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	5,021
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	21,678
		162,032
Communication Services 3.9%
AT&T Inc.
4.13%, 02/17/26	5,000	5,588
CCO Holdings, LLC
5.50%, 05/01/26 (c)	1,800	1,856
5.13%, 05/01/27 (c)	3,300	3,489
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	5,000	3,601
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,919
5.00%, 03/15/23	11,000	11,479
Netflix, Inc.
4.38%, 11/15/26	5,000	5,589
Sprint Corporation
11.50%, 11/15/21	7,500	7,951
6.00%, 11/15/22	4,200	4,491
7.13%, 06/15/24	5,500	6,351
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,874
		66,188
Financials 3.3%
Bank of America Corporation
6.10%, (100, 03/17/25) (d)	4,000	4,440
6.25%, (100, 09/05/24) (d)	2,500	2,767
3.42%, 12/20/28	7,500	8,051
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,299
Citigroup Inc.
4.13%, 07/25/28	7,500	8,306
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	10,796

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.56%, (3 Month USD LIBOR + 3.32%), (100, 07/01/21) (d) (e)	1,900	1,888
3.68%, (3 Month USD LIBOR + 3.47%), (100, 04/30/21) (d) (e)	2,833	2,826
5.15%, (100, 05/01/23) (d)	1,800	1,858
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,973
		56,204
Energy 2.0%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22	1,056	1,054
9.25%, 07/15/24 (c)	1,944	2,119
11.00%, 04/15/25 (c)	7,000	7,348
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	3,000	3,182
Highpoint Operating Corporation
7.00%, 10/15/22	6,500	3,638
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,295
6.63%, 09/01/30	2,000	2,248
Weatherford International Ltd.
8.75%, 09/01/24 (c)	7,000	7,308
11.00%, 12/01/24 (a) (c)	4,821	4,639
		33,831
Industrials 2.0%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	10,991
Southwest Airlines Co.
1.25%, 05/01/25 (f)	3,000	5,169
United Rentals (North America), Inc.
4.88%, 01/15/28	4,000	4,214
United Technologies Corporation
3.95%, 08/16/25	7,000	7,772
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,467
		33,613
Consumer Discretionary 1.8%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,998
Ford Motor Company
4.35%, 12/08/26	5,000	5,259
General Motors Company
5.15%, 04/01/38	3,500	4,031
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	10,032
5.25%, 05/15/27 (c)	2,000	2,095
		29,415
Consumer Staples 1.7%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,217
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,662
3.56%, 08/15/27	10,000	10,645
Kraft Heinz Foods Company
4.63%, 01/30/29	4,100	4,598
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (c)	7,100	6,922
		28,044
Real Estate 0.2%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,759
Total Corporate Bonds And Notes (cost $382,394)		413,086
EQUITY LINKED STRUCTURED NOTES 10.0%
Barclays PLC
(Comcast Corporation) (c)	160	6,993
BNP Paribas
(Apple Inc.)	65	8,189
Citigroup Global Markets Holdings Inc.
(Microsoft Corporation) (c)	32	7,573
(Texas Instruments Incorporated) (e)	92	16,625
Credit Suisse AG
(Cisco Systems, Inc.)	169	8,265
(Pfizer Inc.)	597	22,006
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (g)	3	9,482
(CVS Health Corporation) (e)	175	13,144
National Bank of Canada
(General Motors Company) (e)	235	11,790
(Air Products and Chemicals, Inc. ) (e)	16	4,450
Royal Bank of Canada
(The Home Depot, Inc.) (c)	60	14,274
(Analog Devices, Inc.) (c)	103	14,068
(Intel Corporation)	313	16,808
Societe Generale
(Target Corporation)	83	15,710
Total Equity Linked Structured Notes (cost $156,427)		169,377
PREFERRED STOCKS 4.4%
Utilities 2.5%
American Electric Power Company, Inc., 6.13%, 03/15/22 (f)	150	7,239
Dominion Energy, Inc., 7.25%, 06/01/22 (a) (f)	85	8,401
DTE Energy Company, 6.25%, 11/01/22 (a) (f)	135	6,708
NextEra Energy, Inc., 5.28%, 03/01/23 (f)	250	12,382
Sempra Energy, 6.75%, 07/15/21 (f) (h)	75	7,850
		42,580
Information Technology 1.7%
Broadcom Inc., 8.00%, 09/30/22 (f)	20	29,490
Financials 0.2%
Federal National Mortgage Association, Inc. (b) (c) (d) (f) (i)	—	925
JPMorgan Chase & Co., 6.00%, (25, 03/01/24) (d)	6	161
K.K.R. Co., Inc., 6.00%, 09/15/23 (a) (f)	33	2,166
		3,252
Total Preferred Stocks (cost $67,366)		75,322
GOVERNMENT AND AGENCY OBLIGATIONS 3.4%
U.S. Treasury Note 2.2%
Treasury, United States Department of
2.00%, 11/30/22	15,000	15,464
2.75%, 04/30/23	20,000	21,062
		36,526
Mortgage-Backed Securities 1.2%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	1,206	1,317
Government National Mortgage Association
3.00%, 01/20/51	18,698	19,672
		20,989
Total Government And Agency Obligations (cost $56,290)		57,515
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	4,391	4,847
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,391)		4,847
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.00% (j) (k)	19,384	19,384
Investment Companies 0.9%
JNL Government Money Market Fund, 0.00% (j) (k)	16,003	16,003
Total Short Term Investments (cost $35,387)		35,387
Total Investments 100.5% (cost $1,451,640)		1,697,853
Other Assets and Liabilities, Net (0.5)%		(9,265)
Total Net Assets 100.0%		1,688,588

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $236,838 and 14.0% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
J.P. Morgan Structured Products B.V. - Amazon.com, Inc.	11/24/20	9,386	9,482	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 91.9%
Japan 11.0%
Anicom Holdings, Inc.	242	2,204
Asics Corp.	195	3,128
BML Inc.	177	6,116
Bunka Shutter Co. Ltd.	115	1,100
Dowa Holdings Co. Ltd.	35	1,477
En-Japan Inc.	47	1,472
Fuji Oil Holdings Inc.	127	3,399
Gulliver International Co. Ltd.	240	1,568
Hosokawa Micron Corporation	14	850
Idec Corp.	55	880
Meitec Corp.	59	3,261
Morinaga & Co.,Ltd.	27	947
Morita Holdings Corp.	35	563
Nichiha Corporation	67	1,960
Nihon Parkerizing Co. Ltd.	134	1,452
Nissei ASB Machine Co., Ltd.	35	1,683
Qol Holdings Co., Ltd.	129	1,825
Seria Co., Ltd.	40	1,394
Shima Seiki Mfg., Ltd.	85	1,966
Solasto Corporation	823	10,626
Square Enix Holdings Co. Ltd.	32	1,775
TechnoPro Holdings, Inc.	40	3,363
TOPCON Corporation	79	963
Tsumura & Co.	118	4,240
Zojirushi Corp.	53	935
		59,147
Canada 9.1%
CAE Inc. (a)	387	11,025
Canaccord Genuity Group Inc.	202	1,851
Canada Goose Holdings Inc. (a)	40	1,586
Canadian Western Bank	132	3,351
Computer Modelling Group Ltd.	85	390
Fairfax Financial Holdings Ltd.	28	12,178
Fairfax India Holdings Corporation (a) (b)	454	5,650
IMAX Corporation (a)	89	1,783
K-Bro Linen Inc.	100	3,326
Park Lawn Corporation	231	6,054
The North West Company Inc.	61	1,784
		48,978
United Kingdom 7.6%
4imprint Group PLC (a)	101	3,408
Biffa PLC (a)	1,708	6,269
Clarkson PLC	247	9,378
Coats Group PLC	1,061	833
Foxtons Group PLC (a)	4,794	4,216
Greggs PLC (a)	82	2,535
Hyve Group PLC (a)	1,760	2,914
Man Group PLC	1,595	3,534
Oxford Instruments PLC	69	1,815
PageGroup Plc (a)	259	1,675
Rathbone Brothers Public Limited Company	47	1,132
Stock Spirits Group PLC	100	385
Watches of Switzerland Group PLC (a)	264	2,409
		40,503
Bermuda 6.7%
Arch Capital Group Ltd. (a)	334	12,816
AXIS Capital Holdings Limited	23	1,146
Liberty Latin America Ltd. - Class A (a)	620	7,949
Liberty Latin America Ltd. - Class C (a)	294	3,810
RenaissanceRe Holdings Ltd	62	9,968
		35,689
Sweden 5.7%
Cloetta AB - Class B	337	988
Dometic Group AB (publ)	290	4,211
Dustin Group AB	910	9,340
Granges AB	252	3,285
Loomis AB - Class B	291	8,846
Thule Group AB	90	3,903
		30,573
Taiwan 4.6%
Chicony Electronics Co. Ltd.	1,021	3,641
Giant Manufacturing Co. Ltd.	319	3,870
Johnson Health Tech. Co., Ltd.	512	1,552
King Yuan Electronics Co. Ltd.	2,302	3,350
Merida Industry Co. Ltd.	366	4,500
Nan Pao Resins Chemical Co., Ltd.	77	435
Nien Made Enterprise Co., LTD.	165	2,312
Primax Electronics Ltd	1,024	2,295
Tripod Technology Corp.	519	2,570
		24,525
France 3.9%
Beneteau SA (a)	116	1,632
Elis SA (a)	581	9,496
Nexans	35	3,115
SEB SA	39	6,879
		21,122
Italy 3.8%
Brunello Cucinelli S.p.A. (a)	28	1,199
Interpump Group SpA	92	4,663
Marr S.p.A (a)	102	2,201
Recordati Industria Chimica E Farmaceutica S.p.A.	142	7,664
Sanlorenzo S.P.A.	30	754
Technogym S.p.A.	324	3,773
		20,254
Netherlands 3.3%
Aalberts N.V.	36	1,819
Accell Group N.V. (a)	29	1,339
Arcadis NV	49	1,995
Flow Traders N.V.	85	3,560
IMCD B.V.	49	6,790
Intertrust N.V. (a)	135	2,246
		17,749
China 3.2%
Beijing Hollysys Co.,Ltd.	43	536
Greatview Aseptic Packaging Company Limited	405	202
Shanghai Haohai Biological Technology Co., Ltd. - Class H	147	1,129
Travelsky Technology Ltd. - Class H	4,078	9,557
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.	1,074	2,195
Xtep International Holdings Limited	5,493	3,232
		16,851
Switzerland 3.0%
Bucher Industries AG	9	4,674
Landis+Gyr Group AG	38	2,549
Logitech International S.A. - Class N	31	3,279
Siegfried Holding AG - Class N (a)	5	4,352
Zur Rose Group AG (a)	4	1,363
		16,217
Ireland 2.8%
Total Produce Public Limited Company	6,290	15,235
Belgium 2.8%
Barco	112	2,622
Fagron	87	1,939
Kinepolis Group (a)	36	1,875
Shurgard Self Storage Europe	188	8,579
		15,015
South Korea 2.6%
BNK Financial Group Inc.	245	1,473
DGB Financial Group	338	2,531
Orion Incorporation	87	10,070
		14,074
Australia 2.6%
Hansen Technologies Limited	3,322	13,748
Hong Kong 2.5%
Hang Lung Group Ltd.	1,605	4,076
Johnson Electric Holdings Limited	487	1,315
Techtronic Industries Company Limited	188	3,221
Value Partners Group Limited	2,644	1,808

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
VTech Holdings Ltd.	353	3,190
		13,610
Germany 2.5%
CTS Eventim AG & Co. KGaA (a)	134	7,749
Gerresheimer AG	14	1,389
Grand City Properties S.A.	70	1,753
JENOPTIK Aktiengesellschaft	76	2,290
		13,181
Spain 2.1%
Construcciones Y Auxiliar De Ferrocarriles, S.A	36	1,664
Prosegur Cash, S.A.	6,146	5,612
Zardoya Otis SA	622	3,976
		11,252
Greece 2.0%
Jumbo S.A. - Class R	576	10,564
New Zealand 1.7%
Mainfreight Limited	190	9,214
Mexico 1.4%
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	41	7,360
India 1.3%
IIFL Wealth Management Limited (a)	415	7,011
Singapore 1.3%
Haw Par Corp. Ltd.	715	7,008
Finland 1.1%
Fiskars Oyj Abp	25	470
Huhtamaki Oyj	80	3,607
Outotec Oyj	154	1,723
		5,800
Brazil 0.6%
Camil Alimentos S.A. (a)	834	1,517
M. Dias Branco S.A. Industria e Comercio de Alimentos	339	1,861
		3,378
Luxembourg 0.6%
Solutions 30 SE (a)	90	1,155
Stabilus S.A.	31	2,213
		3,368
Thailand 0.6%
Hana Microelectronics Public Company Limited	1,880	3,348
United States of America 0.6%
OneSpaWorld Holdings Limited (a)	290	3,087
Norway 0.4%
Sbanken ASA	86	829
TGS NOPEC Geophysical Company ASA	75	1,189
		2,018
Denmark 0.2%
Matas A/S (a)	84	1,101
Indonesia 0.2%
PT XL Axiata Tbk.	6,282	910
Israel 0.1%
Maxeon Solar Technologies, Ltd. (a)	114	460
Total Common Stocks (cost $412,812)		492,350
INVESTMENT COMPANIES 2.6%
United States of America 2.6%
iShares MSCI EAFE Small Cap Index ETF	49	3,513
Schwab International Small-Cap Equity ETF	90	3,540
SPDR S&P International Small Cap ETF	83	3,087
Vanguard FTSE All-World ex-US Small-Cap Index Fund	27	3,513
Total Investment Companies (cost $13,684)		13,653
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas S.A. (a)	140	913
Total Preferred Stocks (cost $343)		913
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.4%
JNL Government Money Market Fund, 0.00% (c) (d)	23,779	23,779
Total Short Term Investments (cost $23,779)		23,779
Total Investments 99.1% (cost $450,618)		530,695
Other Assets and Liabilities, Net 0.9%		5,080
Total Net Assets 100.0%		535,775

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $5,650 and 1.1% of the Fund.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Franklin Templeton International Small Cap Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	04/06/21	EUR	(173)	(202)	—
USD/EUR	UBS	04/06/21	EUR	(381)	(447)	—
USD/HKD	SSB	04/07/21	HKD	(1,313)	(169)	—
					(818)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Competitive Advantage Fund
COMMON STOCKS 99.3%
Information Technology 35.5%
Accenture Public Limited Company - Class A	308	85,016
Adobe Inc. (a)	56	26,825
Apple Inc. (a)	471	57,498
Automatic Data Processing, Inc.	441	83,197
Cisco Systems, Inc.	576	29,776
Citrix Systems Inc.	191	26,780
Fortinet, Inc. (a)	199	36,704
Intel Corporation	507	32,467
Intuit Inc.	213	81,758
Jack Henry & Associates Inc. (b)	427	64,847
KLA-Tencor Corp.	216	71,305
Microsoft Corporation	222	52,402
NetApp, Inc.	414	30,095
Paychex Inc.	833	81,680
Teradyne Inc.	222	27,052
Texas Instruments Incorporated	494	93,335
		880,737
Industrials 31.0%
Copart Inc. (a)	231	25,038
Expeditors International of Washington Inc.	273	29,433
Fastenal Co.	1,563	78,595
Illinois Tool Works Inc.	238	52,678
JB Hunt Transport Services Inc. (b)	358	60,163
Lockheed Martin Corporation	182	67,252
Old Dominion Freight Line Inc.	391	94,069
Robert Half International Inc.	1,227	95,799
Rockwell Automation Inc.	308	81,659
Rollins Inc.	1,304	44,873
Southwest Airlines Co. (a)	421	25,733
United Parcel Service Inc. - Class B	510	86,604
W. W. Grainger, Inc.	71	28,549
		770,445
Consumer Discretionary 9.6%
Best Buy Co., Inc.	702	80,637
Lowe`s Companies, Inc.	305	58,005
NIKE, Inc. - Class B	217	28,768
NVR, Inc. (a)	5	25,034
Pool Corporation	71	24,429
Ross Stores Inc.	183	21,919
		238,792
Consumer Staples 9.2%
Altria Group, Inc.	1,172	59,960
Hershey Co.	301	47,585
Monster Beverage 1990 Corporation (a)	579	52,760
The Clorox Company	352	67,901
		228,206
Health Care 8.5%
AmerisourceBergen Corporation	232	27,328
Biogen Inc. (a)	250	69,847
Cardinal Health, Inc.	457	27,777
Eli Lilly & Co.	334	62,317
Merck & Co., Inc.	291	22,397
		209,666
Financials 3.1%
MarketAxess Holdings Inc.	96	47,722
T. Rowe Price Group, Inc.	173	29,755
		77,477
Materials 1.3%
Avery Dennison Corporation	169	31,037
Communication Services 1.1%
Booking Holdings Inc. (a)	12	27,227
Total Common Stocks (cost $1,800,059)		2,463,587
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (c) (d)	14,527	14,527
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	1,042	1,042
0.03%, 09/09/21 (e) (f)	29	29
		1,071
Total Short Term Investments (cost $15,598)		15,598
Total Investments 99.9% (cost $1,815,657)		2,479,185
Other Derivative Instruments 0.0%		90
Other Assets and Liabilities, Net 0.1%		2,521
Total Net Assets 100.0%		2,481,796

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	91	June 2021	17,897	90	155

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Dividend Income & Growth Fund
COMMON STOCKS 99.4%
Financials 10.9%
Comerica Inc.	2,539	182,173
Huntington Bancshares Incorporated	7,483	117,639
Invesco Ltd.	2,675	67,467
People's United Financial Inc.	8,501	152,160
		519,439
Materials 10.1%
Air Products and Chemicals, Inc.	454	127,679
Linde Public Limited Company	161	45,166
LyondellBasell Industries N.V. - Class A	542	56,424
Nucor Corporation	2,543	204,101
PPG Industries, Inc.	319	47,919
		481,289
Energy 9.7%
Exxon Mobil Corporation	2,791	155,800
ONEOK, Inc.	2,543	128,837
The Williams Companies, Inc.	5,835	138,224
Valero Energy Corporation	581	41,622
		464,483
Industrials 9.4%
3M Company	732	141,045
General Dynamics Corporation	277	50,266
PACCAR Inc.	1,496	139,026
Raytheon BBN Technologies Corp.	630	48,641
United Parcel Service Inc. - Class B	426	72,369
		451,347
Information Technology 9.3%
Automatic Data Processing, Inc.	276	52,033
Cisco Systems, Inc.	2,831	146,412
Intel Corporation	855	54,735
International Business Machines Corporation	941	125,360
Maxim Integrated Products, Inc. (a)	697	63,667
		442,207
Communication Services 9.1%
Activision Blizzard, Inc.	978	90,922
Comcast Corporation - Class A	2,629	142,257
Omnicom Group Inc.	1,919	142,300
Walt Disney Co.	329	60,703
		436,182
Real Estate 8.7%
Federal Realty Investment Trust (b)	956	97,011
Kimco Realty Corporation (b)	2,195	41,153
Realty Income Corporation	1,305	82,886
Simon Property Group, Inc.	1,377	156,674
Ventas, Inc.	716	38,199
		415,923
Consumer Staples 8.5%
Archer-Daniels-Midland Company	1,877	106,969
Kimberly-Clark Corporation	591	82,121
Philip Morris International Inc.	1,496	132,712
The Coca-Cola Company	1,573	82,889
		404,691
Consumer Discretionary 8.0%
Carnival Plc (a)	1,157	30,717
Harley-Davidson, Inc. (b)	1,060	42,497
McDonald's Corporation	369	82,767
The Home Depot, Inc.	460	140,418
VF Corp.	1,077	86,054
		382,453
Utilities 7.9%
Duke Energy Corporation	1,342	129,550
PPL Corporation	4,122	118,877
The Southern Company	2,062	128,148
		376,575
Health Care 7.8%
Amgen Inc.	379	94,349
Johnson & Johnson	535	87,994
Merck & Co., Inc.	962	74,181
Pfizer Inc.	3,243	117,510
		374,034
Total Common Stocks (cost $3,993,228)		4,748,623
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.00% (c) (d)	19,415	19,415
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	7,795	7,795
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	2,108	2,108
0.03%, 09/09/21 (e) (f)	121	121
		2,229
Total Short Term Investments (cost $29,439)		29,439
Total Investments 100.0% (cost $4,022,667)		4,778,062
Other Derivative Instruments 0.0%		176
Other Assets and Liabilities, Net 0.0%		1,986
Total Net Assets 100.0%		4,780,224

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	172	June 2021	33,824	176	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs International 5 Fund
COMMON STOCKS 90.5%
Japan 21.9%
Amada Co. Ltd.	33	370
Aozora Bank, Ltd.	21	482
Chubu Electric Power Co. Inc.	36	464
Concordia Financial Group, Ltd.	76	307
Credit Saison Co. Ltd.	31	376
Daicel Corp.	54	418
Daiwa House Industry Co. Ltd.	15	452
Electric Power Development Co., Ltd. - Class D	28	484
Haseko Corp.	32	442
Honda Motor Co. Ltd.	16	484
Iida Group Holdings Co., Ltd.	13	320
Inpex Corporation	62	423
Isuzu Motors Ltd.	43	463
Japan Retail Fund Investment Corp.	—	441
Japan Tobacco Inc.	25	475
Kajima Corp.	35	496
Kansai Electric Power Co. Inc.	45	485
KDDI Corp.	14	439
Kenedix Office Investment Corporation	—	213
Mebuki Financial Group, Inc.	92	217
Mitsubishi Corp.	16	448
Mitsubishi Gas Chemical Co. Inc.	17	413
Mitsui & Co. Ltd.	21	446
Mizuho Financial Group Inc.	31	437
NGK Spark Plug Co. Ltd.	23	398
Nippon Telegraph & Telephone Corp.	17	443
Nomura Real Estate Holdings, Inc.	13	314
Obayashi Corp.	52	482
Orix J-REIT Inc.	—	392
Resona Holdings Inc.	109	460
Sekisui House Ltd.	23	497
Sojitz Corp.	173	489
Subaru Corp. NPV	24	472
Sumitomo Mitsui Trust Holdings Inc.	13	464
Taisei Corp.	13	495
Takeda Pharmaceutical Co. Ltd.	13	480
Tohoku Electric Power Co. Inc.	45	423
Ube Industries Ltd.	15	314
United Urban Investment Corp.	—	189
Yokohama Rubber Co. Ltd.	11	202
		16,509
United Kingdom 8.9%
Ashtead Group Public Limited Company	9	549
Avast PLC	35	221
Aviva PLC	100	564
B&M European Value Retail S.A.	68	492
Bunzl Public Limited Company	11	360
DCC Public Limited Company	4	367
Ferguson PLC	4	513
GlaxoSmithKline PLC	31	545
Hikma Pharmaceuticals Public Limited Company	7	216
Imperial Brands PLC	27	549
J Sainsbury PLC	109	365
Legal & General Group PLC	136	524
Rio Tinto PLC	6	448
Schroders PLC	5	223
Smiths Group PLC	11	237
Unilever PLC	10	544
		6,717
Canada 8.1%
Alimentation Couche-Tard Inc. - Class B	14	461
Barrick Gold Corporation	39	766
BCE Inc.	18	794
Canadian Natural Resources Ltd.	27	819
Canadian Tire Corporation, Limited - Class A	3	369
Empire Company Limited - Class A	9	271
George Weston Ltd.	3	292
Kirkland Lake Gold Ltd.	12	409
Loblaw Cos. Ltd.	7	385
Metro Inc. - Class A	10	470
Quebecor Inc. - Class B	9	252
Sun Life Financial Inc.	15	773
		6,061
Germany 7.5%
Allianz SE	2	552
Bayerische Motoren Werke AG	6	641
Continental AG (a)	4	481
Daimler AG - Class N	7	589
Deutsche Post AG - Class N	10	571
Deutsche Telekom AG - Class N	29	593
Fresenius Medical Care AG & Co. KGaA	8	554
Merck KGaA	3	542
Muenchener Rueckversicherungs AG - Class N	2	555
Siemens AG - Class N	3	545
		5,623
Sweden 6.4%
Aktiebolaget Electrolux - Class B	21	586
Essity Aktiebolag (publ)	17	534
Getinge AB - Class B	14	381
Husqvarna Aktiebolag - Class B	20	281
ICA Gruppen Aktiebolag	7	362
Securitas AB - Class B	30	517
Skanska AB - Class B	21	537
Swedbank AB - Class A	29	518
Tele2 AB - Class B	41	557
Telia Co. AB	128	555
		4,828
South Korea 5.3%
Daelim Industrial Co. Ltd.	5	394
GS Holdings Corp.	10	343
Hyundai Marine & Fire Insurance Co.,Ltd.	9	195
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	367
KT&G Corp.	5	391
Mirae Asset Daewoo Co. Ltd.	45	394
POSCO	2	441
Samsung Fire & Marine Insurance Co. Ltd.	3	413
Samsung Securities Co. Ltd.	10	366
Ssangyong Cement Industrial Co., Ltd.	28	193
Woongjin Coway Co., Ltd.	6	340
Woori Investment & Securities Co. Ltd.	17	180
		4,017
Australia 5.2%
AGL Energy Limited	50	369
APA Group	48	363
Aurizon Holdings Limited	124	368
Brambles Limited	49	393
DEXUS Funds Management Limited	53	390
Fortescue Metals Group Ltd.	20	302
GPT Group	102	355
Medibank Private Limited	159	338
Rio Tinto Ltd.	4	327
Scentre Group Limited	171	367
Stockland	107	356
		3,928
Switzerland 5.1%
Kühne + Nagel International AG	2	643
LafargeHolcim Ltd.	9	546
Novartis AG - Class N	6	516
Partners Group Holding AG	—	556
Swisscom AG - Class N	1	549
UBS Group AG	33	515
Zurich Insurance Group AG - Class N	1	539
		3,864
France 3.6%
AXA SA	21	575
Bouygues SA	13	510
Capgemini SA	3	544
Compagnie Generale des Etablissements Michelin	4	549
Sanofi SA	6	561
		2,739

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Hong Kong 2.7%
CK Asset Holdings Limited	66	399
CK Hutchison Holdings Limited	51	409
HKT Trust	256	365
Jardine Matheson Holdings Limited	7	471
Link Real Estate Investment Trust	42	379
		2,023
Spain 2.7%
ACS, Actividades de Construccion y Servicios, S.A.	15	504
Endesa SA	18	486
Naturgy Energy Group SA	19	471
Red Electrica Corporacion, S.A.	31	557
		2,018
Norway 2.1%
Norsk Hydro ASA	85	542
Telenor ASA	29	504
Yara International ASA	10	542
		1,588
Finland 1.9%
Kesko Oyj - Class B	14	421
Nordea Bank ABP	57	565
Wartsila Oyj	42	436
		1,422
Singapore 1.8%
Oversea-Chinese Banking Corporation Limited	47	412
Singapore Technologies Engineering Ltd.	124	361
Singapore Telecommunications Limited	213	387
Venture Corp. Ltd.	12	175
		1,335
Belgium 1.5%
Groupe Bruxelles Lambert SA	2	246
KBC Groep NV	7	516
Solvay SA	3	349
		1,111
Netherlands 1.5%
Koninklijke Ahold Delhaize N.V.	20	548
NN Group N.V.	11	558
		1,106
Italy 1.5%
Assicurazioni Generali SpA	28	559
Mediobanca SpA (a)	49	539
		1,098
Ireland 1.4%
CRH Plc	12	551
Smurfit Kappa Funding Designated Activity Company	11	511
		1,062
Denmark 1.2%
H Lundbeck A/S	6	208
Novo Nordisk A/S - Class B	7	497
Tryg A/S	7	173
		878
Israel 0.2%
OPC Energy Ltd	4	40
Plus500 Ltd	6	122
		162
Total Common Stocks (cost $63,442)		68,089
PREFERRED STOCKS 1.8%
Germany 0.8%
Henkel AG & Co. KGaA (b)	5	588
Switzerland 0.6%
Roche Holding AG	2	512
South Korea 0.4%
SK innovation Co., Ltd. (a)	2	290
Total Preferred Stocks (cost $1,390)		1,390
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares MSCI EAFE ETF	1	89
Total Investment Companies (cost $89)		89
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.9%
JNL Government Money Market Fund, 0.00% (c) (d)	1,454	1,454
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	141	141
Total Short Term Investments (cost $1,595)		1,595
Total Investments 94.5% (cost $66,516)		71,163
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 5.5%		4,109
Total Net Assets 100.0%		75,266

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	12	June 2021	1,320	(6)	(5)

JNL/Goldman Sachs International 5 Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/06/21	AUD	35	27	—
DKK/USD	UBS	04/06/21	DKK	90	14	—
HKD/USD	MSC	04/07/21	HKD	214	28	—
NOK/USD	UBS	04/06/21	NOK	115	13	—
					82	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Intrinsic Value Fund
COMMON STOCKS 97.9%
Consumer Discretionary 28.3%
Best Buy Co., Inc.	373	42,871
Ford Motor Company (a)	2,994	36,678
Genuine Parts Co.	220	25,378
H & R Block, Inc.	1,008	21,984
Hanesbrands Inc.	2,789	54,869
Harley-Davidson, Inc.	583	23,363
Kohl's Corporation	1,440	85,865
Lennar Corporation - Class A	544	55,064
LKQ Corporation (a)	1,224	51,827
Mohawk Industries Inc. (a)	554	106,476
Pulte Homes Inc.	930	48,772
PVH Corp.	901	95,201
Ralph Lauren Corp. - Class A (a)	196	24,102
Whirlpool Corporation	111	24,440
		696,890
Health Care 19.6%
Anthem, Inc.	69	24,744
Biogen Inc. (a)	225	62,921
Cardinal Health, Inc.	782	47,509
Cigna Holding Company	109	26,449
DaVita Inc. (a)	689	74,209
Gilead Sciences, Inc.	647	41,790
HCA Healthcare, Inc.	287	54,015
Humana Inc.	65	27,333
McKesson Corporation	395	77,123
Universal Health Services Inc. - Class B	341	45,511
		481,604
Industrials 10.0%
Alaska Air Group, Inc.	413	28,586
Cummins Inc.	138	35,691
Delta Air Lines, Inc.	448	21,611
Huntington Ingalls Industries Inc.	263	54,106
Quanta Services, Inc.	316	27,804
Southwest Airlines Co. (a)	451	27,552
United Airlines Holdings, Inc. (a)	335	19,293
United Rentals Inc. (a)	95	31,333
		245,976
Communication Services 9.9%
AT&T Inc. (a)	1,993	60,342
Discovery, Inc. - Series A (a)	1,682	73,078
Expedia Group, Inc. (a)	211	36,371
Omnicom Group Inc.	1,002	74,308
		244,099
Consumer Staples 8.2%
Altria Group, Inc.	986	50,428
The Kroger Co.	1,198	43,121
Tyson Foods Inc. - Class A	331	24,613
Walgreens Boots Alliance, Inc.	1,534	84,195
		202,357
Materials 7.7%
Eastman Chemical Co.	826	90,931
International Paper Company	1,099	59,406
Nucor Corporation	504	40,454
		190,791
Information Technology 7.2%
HP Inc.	1,987	63,082
Intel Corporation	447	28,587
International Business Machines Corporation	160	21,342
Xerox Holdings Corporation	2,662	64,610
		177,621
Utilities 2.8%
NRG Energy, Inc.	1,851	69,819
Real Estate 2.1%
Simon Property Group, Inc.	455	51,794
Energy 2.1%
HollyFrontier Corp.	1,431	51,219
Total Common Stocks (cost $1,872,685)		2,412,170
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.00% (b) (c)	34,934	34,934
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (d) (e)	418	418
0.03%, 09/09/21 (d) (e)	1,955	1,955
		2,373
Total Short Term Investments (cost $37,307)		37,307
Total Investments 99.4% (cost $1,909,992)		2,449,477
Other Derivative Instruments 0.0%		205
Other Assets and Liabilities, Net 0.6%		14,147
Total Net Assets 100.0%		2,463,829

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	211	June 2021	41,395	205	461

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Total Yield Fund
COMMON STOCKS 98.7%
Information Technology 19.3%
ADS Alliance Data Systems, Inc.	198	22,171
Cisco Systems, Inc.	807	41,713
Citrix Systems Inc.	164	23,060
HP Inc.	1,642	52,138
International Business Machines Corporation	130	17,260
Juniper Networks, Inc.	2,276	57,640
NetApp, Inc.	364	26,420
Oracle Corporation	343	24,099
Seagate Technology Public Limited Company	690	52,930
The Western Union Company	802	19,790
Xerox Holdings Corporation	2,208	53,583
		390,804
Consumer Discretionary 17.1%
Genuine Parts Co.	171	19,711
Hanesbrands Inc.	1,283	25,234
Kohl's Corporation	434	25,862
Leggett & Platt Inc.	389	17,782
Lennar Corporation - Class A	454	45,935
LKQ Corporation (a)	1,021	43,225
Macy's, Inc. (a)	1,284	20,787
Newell Brands Inc.	2,959	79,247
Nordstrom Inc. (a)	490	18,540
Ralph Lauren Corp. - Class A (a)	161	19,830
Whirlpool Corporation	133	29,271
		345,424
Health Care 14.2%
Amgen Inc.	85	21,161
Biogen Inc. (a)	131	36,742
Cardinal Health, Inc.	974	59,202
DaVita Inc. (a)	569	61,331
HCA Healthcare, Inc.	239	45,050
Henry Schein Inc. (a)	279	19,302
Universal Health Services Inc. - Class B	146	19,467
Waters Corp. (a)	87	24,767
		287,022
Financials 13.9%
American Express Company (a)	311	44,002
Ameriprise Financial, Inc.	200	46,579
Capital One Financial Corporation	445	56,560
Discover Financial Services	541	51,381
Northern Trust Corp.	194	20,346
State Street Corporation	249	20,953
The Allstate Corporation	350	40,211
		280,032
Industrials 12.1%
Delta Air Lines, Inc.	365	17,632
Jacobs Engineering Group Inc.	184	23,780
Johnson Controls International Public Limited Company	464	27,714
Masco Corporation	613	36,744
Quanta Services, Inc.	265	23,306
Raytheon BBN Technologies Corp.	516	39,895
United Rentals Inc. (a)	171	56,202
Waste Management, Inc.	152	19,608
		244,881
Consumer Staples 6.1%
Campbell Soup Company	668	33,576
Kraft Heinz Foods Company	550	21,984
Molson Coors Beverage Company - Class B (a)	342	17,516
Walgreens Boots Alliance, Inc.	900	49,389
		122,465
Materials 5.8%
Amcor Plc	1,823	21,289
International Paper Company	1,269	68,619
Westrock Company, Inc.	531	27,634
		117,542
Real Estate 4.0%
Equity Residential	285	20,435
Simon Property Group, Inc.	219	24,942
Vornado Realty Trust	782	35,502
		80,879
Communication Services 4.0%
AT&T Inc. (a)	624	18,903
Discovery, Inc. - Series A (a)	1,402	60,933
		79,836
Energy 2.2%
HollyFrontier Corp.	675	24,138
Kinder Morgan, Inc.	1,259	20,962
		45,100
Total Common Stocks (cost $1,538,348)		1,993,985
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.00% (b) (c)	19,800	19,800
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (d) (e)	598	598
0.03%, 09/09/21 (d) (e)	728	728
		1,326
Total Short Term Investments (cost $21,126)		21,126
Total Investments 99.8% (cost $1,559,474)		2,015,111
Other Derivative Instruments 0.0%		115
Other Assets and Liabilities, Net 0.2%		4,182
Total Net Assets 100.0%		2,019,408

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	119	June 2021	23,352	115	254

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 88.3%
China 27.4%
China Construction Bank Corporation - Class H	11,180	9,448
China Merchants Bank Co., Ltd. - Class H	2,836	21,838
China Overseas Land & Investment Ltd.	4,151	10,851
Industrial and Commercial Bank of China Limited - Class H	29,420	21,209
JD.com, Inc. - Class A (a)	237	9,866
JD.com, Inc. - Class A - ADR (a)	559	47,134
NetEase, Inc.	879	18,040
NetEase, Inc. - ADR	212	21,923
New Oriental Education & Technology Group - ADR (a)	875	12,245
Ping An Insurance (Group) Co of China Ltd - Class H	2,651	31,809
S.F. Holding Co., Ltd - Class A	838	10,424
TAL Education Group - Class A - ADR (a)	90	4,853
Tencent Holdings Limited	466	37,020
Yunnan Baiyao Group Co., Ltd. - Class A	354	6,513
		263,173
India 18.8%
Hindustan Unilever Ltd.	157	5,240
Housing Development Finance Corp.	1,428	49,087
ICICI Bank Limited (a)	1,074	8,587
Infosys Ltd. - ADR	1,735	32,476
Infosys Ltd.	1,111	20,832
ITC Limited	7,266	21,823
Reliance Industries Limited - GDR (b)	97	5,370
Reliance Industries Ltd.	770	21,211
State Bank of India (a)	1,317	6,609
Tata Consultancy Services Limited	224	9,754
		180,989
Russian Federation 10.3%
Polymetal International PLC	35	680
Polymetal International PLC	165	3,242
Public Joint Stock Society "Polyus" - GDR (c)	141	12,962
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	4	1,253
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	576	17,941
Public Joint Stock Society Oil Company "Lukoil"	235	19,035
Public Joint Stock Society Oil Company "Rosneft"	1,532	11,609
Sberbank of Russia	8,393	32,176
		98,898
Taiwan 7.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18	2,127
Taiwan Semiconductor Manufacturing Co. Ltd.	3,398	70,755
		72,882
South Korea 7.5%
Amorepacific Corporation	11	2,477
LG Corp.	72	5,746
NCSoft Corp.	—	361
Samsung Electronics Co. Ltd.	881	63,614
		72,198
Brazil 4.9%
Vale S.A. - ADR	940	16,343
Vale S.A. (a)	1,788	30,985
		47,328
United States of America 4.2%
Broadcom Inc.	31	14,404
Lam Research Corp.	27	16,281
NVIDIA Corporation	19	10,051
		40,736
Netherlands 3.9%
ASML Holding	60	37,139
Spain 1.4%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	2,489	12,953
Hong Kong 0.8%
Sun Hung Kai Properties Ltd.	493	7,494
Indonesia 0.8%
PT. Bank Central Asia Tbk	3,360	7,218
Cyprus 0.5%
TCS Group Holding PLC - GDR (c)	85	5,009
Mexico 0.2%
Wal - Mart de Mexico, S.A.B. de C.V.	618	1,950
Total Common Stocks (cost $712,107)		847,967
PARTICIPATORY NOTES 6.7%
China 6.7%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.) (d)	668	27,493
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.) (d)	716	10,115
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.) (d)	88	27,123
Total Participatory Notes (cost $27,777)		64,731
PREFERRED STOCKS 1.4%
Brazil 1.4%
Banco Bradesco S.A. (a) (e)	2,759	13,056
Total Preferred Stocks (cost $12,489)		13,056
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund, 0.00% (f) (g)	43,210	43,210
Total Short Term Investments (cost $43,210)		43,210
Total Investments 100.9% (cost $795,583)		968,964
Other Assets and Liabilities, Net (0.9)%		(8,486)
Total Net Assets 100.0%		960,478

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $5,370 and 0.6% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	01/10/19	7,574	12,962	1.4
TCS Group Holding PLC	02/18/21	4,830	5,009	0.5
		12,404	17,971	1.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.4%
United States of America 40.1%
Alphabet Inc. - Class A (a)	21	43,779
American International Group, Inc.	373	17,240
Automatic Data Processing, Inc.	45	8,406
Bank of America Corporation	498	19,264
Berkshire Hathaway Inc. - Class B (a)	120	30,656
Booking Holdings Inc. (a)	9	21,476
Charter Communications, Inc. - Class A (a)	22	13,903
Citigroup Inc.	219	15,900
Comcast Corporation - Class A	151	8,160
Constellation Brands, Inc. - Class A	35	7,904
Fiserv, Inc. (a)	111	13,225
General Dynamics Corporation	66	11,947
General Motors Company (a)	338	19,448
Halliburton Company	542	11,640
HCA Healthcare, Inc.	126	23,798
Hilton Worldwide Holdings Inc. (a)	125	15,175
Humana Inc.	31	12,829
Keurig Dr Pepper Inc.	793	27,253
Moody's Corp.	40	11,826
Workday, Inc. - Class A (a)	26	6,459
		340,288
Germany 18.6%
Allianz SE	139	35,525
Bayer AG - Class N	583	36,953
Daimler AG - Class N	472	42,093
Fresenius Medical Care AG & Co. KGaA	305	22,481
Henkel AG & Co. KGaA	62	6,112
SAP SE	122	14,963
		158,127
Switzerland 15.2%
Compagnie Financiere Richemont SA	117	11,229
Credit Suisse Group AG - Class N	2,902	30,530
Glencore PLC	8,810	34,562
Julius Bar Gruppe AG - Class N	420	26,847
LafargeHolcim Ltd.	191	11,241
Novartis AG - Class N	170	14,505
		128,914
United Kingdom 5.8%
Compass Group PLC (a)	534	10,760
Liberty Global PLC - Class A (a)	813	20,864
Liberty Global PLC - Class C (a)	62	1,593
WPP 2012 Limited	1,290	16,461
		49,678
France 4.6%
BNP Paribas SA	635	38,771
Netherlands 3.4%
CNH Industrial N.V. (a)	1,868	29,128
South Africa 2.8%
Naspers Ltd. - Class N	101	24,231
China 1.7%
Alibaba Group Holding Limited (a) (b)	252	7,109
Alibaba Group Holding Limited - ADR (a)	31	7,119
		14,228
Japan 1.6%
Toyota Motor Corp.	177	13,836
South Korea 1.6%
NAVER Corp.	30	10,046
Samsung Electronics Co. Ltd.	51	3,659
		13,705
Mexico 1.0%
Grupo Televisa S.A.B. - ADR (a)	915	8,106
Total Common Stocks (cost $652,563)		819,012
PREFERRED STOCKS 0.5%
Germany 0.5%
Henkel AG & Co. KGaA (c)	39	4,339
Total Preferred Stocks (cost $3,818)		4,339
WARRANTS 0.0%
Switzerland 0.0%
Compagnie Financiere Richemont SA (a)	260	99
Total Warrants (cost $0)		99
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.00% (d) (e)	18,400	18,400
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	13,499	13,499
Total Short Term Investments (cost $31,899)		31,899
Total Investments 100.7% (cost $688,280)		855,349
Other Derivative Instruments 0.1%		896
Other Assets and Liabilities, Net (0.8)%		(6,769)
Total Net Assets 100.0%		849,476

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	7,761	7,109	0.8

JNL/Harris Oakmark Global Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	06/16/21	CHF	(12,236)	(12,972)	896
USD/GBP	SSB	04/06/21	GBP	(124)	(171)	—
					(13,143)	896

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.2%
Real Estate 99.2%
Agree Realty Corporation	55	3,666
Apartment Income REIT Corp.	130	5,567
AvalonBay Communities, Inc.	63	11,626
Camden Property Trust	66	7,197
Corporate Office Properties Trust	180	4,748
Duke Realty Corp.	242	10,139
EPR Properties (a)	92	4,276
Equinix, Inc.	30	20,063
Extra Space Storage Inc.	43	5,646
Federal Realty Investment Trust	62	6,314
First Industrial Realty Trust, Inc.	174	7,978
Healthpeak Properties, Inc.	304	9,659
Hudson Pacific Properties Inc.	278	7,548
Invitation Homes Inc.	321	10,265
New Senior Investment Group Inc.	756	4,711
Pebblebrook Hotel Trust	294	7,146
Physicians Realty Trust	334	5,909
Piedmont Office Realty Trust Inc. - Class A	310	5,380
Postal Realty Trust, Inc. - Class A	189	3,244
ProLogis Inc.	114	12,079
Public Storage	46	11,351
QTS Realty Trust, Inc. - Class A	107	6,664
SITE Centers Corp.	440	5,972
Sun Communities Inc.	57	8,576
Sunstone Hotel Investors Inc. (a)	395	4,915
VICI Properties Inc.	425	12,007
Weingarten Realty Investors	283	7,622
Welltower Inc.	157	11,242
Total Common Stocks (cost $195,945)		221,510
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.00% (b) (c)	1,678	1,678
Total Short Term Investments (cost $1,678)		1,678
Total Investments 99.9% (cost $197,623)		223,188
Other Assets and Liabilities, Net 0.1%		199
Total Net Assets 100.0%		223,387

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 96.2%
Consumer Staples 23.7%
Anheuser-Busch InBev	213	13,442
Campbell Soup Company	467	23,492
General Mills, Inc.	502	30,774
Heineken NV (a)	204	20,950
Kimberly-Clark Corporation	112	15,600
Kraft Heinz Foods Company	339	13,567
L'Oreal SA	36	13,754
Mondelez International, Inc. - Class A	290	16,985
Nestle SA - Class N	129	14,386
Procter & Gamble Co. (b)	193	26,148
Sysco Corp.	118	9,321
Target Corporation	98	19,474
The Coca-Cola Company	345	18,208
		236,101
Financials 17.7%
American Express Company (b)	98	13,914
Bank of America Corporation	52	2,010
Comerica Inc.	225	16,119
Cullen/Frost Bankers Inc.	115	12,496
Fifth Third Bancorp	359	13,446
KeyCorp	178	3,561
M&T Bank Corporation	150	22,665
The Charles Schwab Corporation	129	8,376
The Hartford Financial Services Group, Inc.	513	34,237
The PNC Financial Services Group, Inc.	60	10,502
The Travelers Companies, Inc.	128	19,251
Zions Bancorp	362	19,901
		176,478
Utilities 13.2%
American Electric Power Company, Inc.	111	9,374
Consolidated Edison, Inc.	99	7,374
Dominion Energy, Inc.	306	23,207
Duke Energy Corporation	122	11,791
Entergy Corporation	203	20,208
Exelon Corporation	293	12,818
PPL Corporation	735	21,210
Sempra Energy	111	14,737
SSE PLC	572	11,491
		132,210
Industrials 11.8%
3M Company	77	14,909
ABB Ltd. - Class N	485	14,734
Cummins Inc.	42	10,875
Deere & Company	27	10,232
Emerson Electric Co.	85	7,671
Flowserve Corporation	399	15,482
General Dynamics Corporation	35	6,370
Pentair Public Limited Company	172	10,745
Raytheon BBN Technologies Corp.	82	6,366
Siemens AG - Class N	46	7,523
Stanley Black & Decker, Inc.	20	4,032
United Parcel Service Inc. - Class B	51	8,740
		117,679
Health Care 7.0%
Bayer AG - Class N	129	8,193
Bristol-Myers Squibb Company	177	11,145
Eli Lilly & Co.	84	15,618
Johnson & Johnson	110	18,039
Medtronic Public Limited Company	15	1,804
Merck & Co., Inc.	196	15,068
		69,867
Materials 5.5%
Avery Dennison Corporation	39	7,115
BASF SE - Class N	132	10,942
DuPont de Nemours, Inc.	145	11,192
International Paper Company	222	11,979
Nutrien Ltd.	97	5,250
Sonoco Products Co.	136	8,605
		55,083
Energy 4.9%
Baker Hughes, a GE Company, LLC - Class A	214	4,620
ConocoPhillips	320	16,971
Suncor Energy Inc.	317	6,633
Total SA	449	20,939
		49,163
Communication Services 4.2%
AT&T Inc. (b)	531	16,058
Comcast Corporation - Class A	57	3,067
Deutsche Telekom AG - Class N	611	12,317
Walt Disney Co.	59	10,901
		42,343
Consumer Discretionary 3.9%
Columbia Sportswear Co.	66	6,941
Darden Restaurants Inc.	23	3,329
Harley-Davidson, Inc.	339	13,604
TJX Cos. Inc.	223	14,747
		38,621
Information Technology 3.2%
Automatic Data Processing, Inc.	77	14,586
Broadcom Inc.	3	1,168
Fidelity National Information Services, Inc.	9	1,235
International Business Machines Corporation	109	14,584
		31,573
Real Estate 1.1%
Weyerhaeuser Company	316	11,233
Total Common Stocks (cost $809,947)		960,351
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund, 0.00% (c) (d)	37,098	37,098
Total Short Term Investments (cost $37,098)		37,098
Total Investments 99.9% (cost $847,045)		997,449
Other Derivative Instruments 0.0%		492
Other Assets and Liabilities, Net 0.1%		425
Total Net Assets 100.0%		998,366

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Invesco Diversified Dividend Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	04/29/21	EUR	6,052	7,100	(112)
USD/EUR	CIT	04/29/21	EUR	(749)	(879)	13
USD/EUR	SSB	04/29/21	EUR	(35,385)	(41,516)	591
					(35,295)	492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.5%
United States of America 53.8%
Adobe Inc. (a)	216	102,573
Agilent Technologies, Inc.	384	48,866
Alphabet Inc. - Class A (a)	127	262,586
Amazon.com, Inc. (a)	8	23,623
Analog Devices, Inc.	36	5,536
Avantor, Inc. (a)	1,216	35,180
Blueprint Medicines Corporation (a)	138	13,405
Boston Scientific Corporation (a)	347	13,405
Castle Biosciences, Inc. (a)	84	5,765
Charles River Laboratories International Inc. (a)	39	11,308
Dun & Bradstreet Holdings, Inc. (a)	145	3,462
Electronic Arts Inc.	163	22,122
Equifax Inc.	217	39,290
Facebook, Inc. - Class A (a)	424	125,009
Fate Therapeutics, Inc. (a)	61	5,064
Fidelity National Information Services, Inc.	244	34,260
Illumina, Inc. (a)	46	17,782
Intuit Inc.	287	109,820
Ionis Pharmaceuticals Inc. (a)	257	11,545
IQVIA Inc. (a)	74	14,250
Marriott International, Inc. - Class A (a)	26	3,853
Maxim Integrated Products, Inc. (a)	806	73,618
Microsoft Corporation	113	26,705
Nuance Communications, Inc. (a)	388	16,917
Paypal Holdings, Inc. (a)	289	70,297
Pegasystems Inc.	122	13,984
Phathom Pharmaceuticals, Inc. (a)	233	8,735
Qualtrics International Inc. - Class A (a)	52	1,703
S&P Global Inc.	315	111,005
Sage Therapeutics Inc. (a)	93	6,985
Twist Bioscience Corporation (a)	12	1,491
United Parcel Service Inc. - Class B	288	48,960
Veracyte, Inc. (a)	343	18,442
Visa Inc. - Class A	127	26,963
Walt Disney Co.	300	55,289
		1,389,798
Japan 15.0%
Capcom Co. Ltd.	922	30,015
Fanuc Ltd.	124	29,473
Keyence Corp.	136	61,918
Murata Manufacturing Co. Ltd.	896	72,023
Nidec Corp.	791	96,618
Omron Corp.	465	36,453
Takeda Pharmaceutical Co. Ltd. (b)	383	13,823
TDK Corp. (b)	329	45,871
		386,194
France 8.4%
Dassault Systemes SA	37	7,906
Kering SA	95	65,596
LVMH Moet Hennessy Louis Vuitton SE	215	143,696
		217,198
China 4.2%
JD.com, Inc. - Class A - ADR (a)	1,275	107,561
India 3.8%
DLF Limited	14,564	57,586
ICICI Bank Limited - ADR (a)	2,464	39,503
		97,089
Netherlands 3.7%
Airbus SE (a)	648	73,460
ASML Holding	26	16,193
uniQure N.V. (a)	214	7,197
		96,850
Sweden 3.4%
Assa Abloy AB - Class B	1,325	38,129
Atlas Copco Aktiebolag - Class A	828	50,443
		88,572
Germany 2.4%
SAP SE	498	61,106
United Kingdom 1.6%
Farfetch Ltd - Class A (a)	764	40,515
Spain 1.3%
Industria de Diseno Textil, S.A.	998	32,921
Brazil 0.8%
StoneCo Ltd. - Class A (a)	355	21,710
Switzerland 0.5%
Zur Rose Group AG (a)	36	13,450
Denmark 0.3%
Ambu A/S - Class B	141	6,671
Ascendis Pharma A/S - ADR (a)	11	1,385
		8,056
Italy 0.3%
Brunello Cucinelli S.p.A. (a) (b)	160	6,891
Total Common Stocks (cost $1,278,194)		2,567,911
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	37
Total Preferred Stocks (cost $0)		37
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.00% (c) (d)	13,722	13,722
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	14	14
Total Short Term Investments (cost $13,736)		13,736
Total Investments 100.0% (cost $1,291,930)		2,581,684
Other Assets and Liabilities, Net (0.0)%		(466)
Total Net Assets 100.0%		2,581,218

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 97.9%
United States of America 49.8%
American Homes 4 Rent - Class A	38	1,283
Apple Hospitality REIT, Inc.	607	8,847
AvalonBay Communities, Inc.	176	32,514
Boston Properties Inc.	72	7,265
Brandywine Realty Trust	265	3,418
Brixmor Property Group Inc.	403	8,145
Columbia Property Trust Inc.	693	11,854
CubeSmart	155	5,847
Cyrusone LLC	194	13,127
DiamondRock Hospitality Co. (a)	991	10,208
Digital Realty Trust Inc.	90	12,631
Duke Realty Corp.	365	15,301
Essential Properties Realty Trust, Inc.	149	3,390
Extra Space Storage Inc.	160	21,190
First Industrial Realty Trust, Inc.	202	9,272
Highwoods Properties Inc.	115	4,920
Host Hotels & Resorts, Inc.	463	7,798
Invitation Homes Inc.	704	22,513
JBG Smith Properties	152	4,835
Kilroy Realty Corporation	72	4,745
Life Storage Inc.	67	5,742
Mid-America Apartment Communities, Inc.	84	12,118
Netstreit Corp.	105	1,946
Omega Healthcare Investors, Inc.	98	3,575
ProLogis Inc.	377	39,997
Public Storage	52	12,748
QTS Realty Trust, Inc. - Class A	99	6,124
Regency Centers Corp.	111	6,283
Retail Opportunity Investments Corp.	352	5,582
Rexford Industrial Realty, Inc.	305	15,362
RLJ III-EM Columbus Lessee, LLC	417	6,456
Simon Property Group, Inc.	224	25,468
SITE Centers Corp.	743	10,072
Sunstone Hotel Investors Inc. (a)	558	6,958
UDR, Inc.	719	31,533
Urban Edge Properties	653	10,790
Ventas, Inc.	313	16,695
Vornado Realty Trust	145	6,586
Welltower Inc.	428	30,679
Xenia Hotels & Resorts Inc. (a)	310	6,039
		469,856
Japan 10.2%
Activia Properties Inc.	1	5,361
Daiwa Office Investment Corporation	1	4,073
Japan Hotel REIT Investment Corporation	10	5,626
Japan Prime Realty Investment Corp.	1	5,389
Japan Retail Fund Investment Corp.	6	6,504
Kenedix Office Investment Corporation	1	4,944
LaSalle LOGIPORT REIT	2	3,382
Mitsubishi Estate Co. Ltd.	669	11,710
Mitsui Fudosan Co. Ltd.	676	15,373
Mitsui Fudosan Logistics Park Investment Corporation	1	6,737
Nippon Building Fund Inc.	1	4,414
Nomura Real Estate Master Fund. Inc.	5	7,580
Orix J-REIT Inc.	4	6,712
Prologis	1	3,935
Tokyu Fudosan Holdings Corporation (b)	831	4,941
		96,681
Hong Kong 7.8%
Agile Group Holdings Limited	1,850	3,042
CK Asset Holdings Limited	1,446	8,817
ESR Cayman Limited (a)	1,090	3,584
Hongkong Land Holdings Ltd.	1,454	7,149
Kerry Properties Ltd.	2,059	6,681
Link Real Estate Investment Trust	735	6,718
New World Development Company Limited	2,121	11,043
Shimao Property Holdings Limited	1,948	6,164
Sun Hung Kai Properties Ltd.	777	11,823
Wharf Real Estate Investment Company Limited	1,581	8,888
		73,909
Germany 6.4%
Aroundtown SA	1,134	8,080
DW Property Invest GmbH	137	6,401
Grand City Properties S.A.	311	7,783
Sirius Real Estate Limited	2,067	2,531
Vonovia SE	538	35,205
		60,000
China 4.5%
China Overseas Land & Investment Ltd.	1,942	5,077
China Resources Land Ltd.	2,148	10,490
China Vanke Co., Ltd. - Class H	1,568	6,172
CIFI Holdings (Group) Co. Ltd.	1,906	1,856
KWG Group Holdings Limited	1,504	2,591
Longfor Group Holdings Limited	1,681	11,197
Sunac China Holdings Limited	1,177	5,083
		42,466
United Kingdom 3.1%
GCP Student Living PLC	1,254	2,681
Grainger PLC	952	3,501
Land Securities Group PLC	825	7,848
SEGRO Public Limited Company	344	4,453
Tritax Big Box Reit PLC	4,548	11,252
		29,735
Australia 3.0%
DEXUS Funds Management Limited	1,414	10,468
GPT Group	2,128	7,432
Mirvac Group	1,963	3,730
Stockland	1,900	6,351
		27,981
Singapore 2.8%
Ascendas India Trust (c)	2,023	2,231
CapitaMall Trust	3,672	5,944
City Developments Ltd.	1,133	6,738
Keppel DC REIT Management Pte. Ltd.	634	1,276
Mapletree Commercial Trust Management Ltd. (d)	3,144	4,973
Mapletree Industrial Trust	2,655	5,423
		26,585
Canada 2.5%
Allied Properties REIT	370	11,963
Canadian Apartment Properties REIT	85	3,622
Killam Apartment Real Estate Investment Trust - Class A	334	4,916
Summit Industrial Income REIT	252	2,864
		23,365
France 1.2%
Gecina SA	58	8,012
Icade SA	47	3,409
		11,421
Spain 1.2%
Cellnex Telecom, S.A.	46	2,654
Merlin Properties, Socimi, S.A.	837	8,568
		11,222
Sweden 1.1%
Fabege AB	404	5,457
Wihlborgs Fastigheter AB	256	4,859
		10,316
Philippines 0.9%
Ayala Land Inc.	7,914	5,595
Megaworld Corp.	10,871	803
SM Prime Holdings Inc.	3,153	2,273
		8,671
Belgium 0.8%
Cofinimmo	40	5,777
MONTEA	17	1,811
		7,588
Thailand 0.7%
Central Pattana Public Company Limited	1,342	2,519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
WHA Corporation Public Company Limited	33,202	3,718
		6,237
Brazil 0.6%
BR Malls Participacoes S.A (a)	1,206	2,171
Cyrela Brazil Realty SA	302	1,322
Iguatemi Empresa de Shopping Centers SA	139	925
Multiplan Empreendimentos Imobiliarios S/A (a)	325	1,413
		5,831
Italy 0.5%
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	385	4,296
South Africa 0.3%
Growthpoint Properties Ltd	3,032	2,715
Mexico 0.2%
Cibanco, S.A., Institucion de Banca Multiple (a)	1,422	1,786
Indonesia 0.2%
PT Pakuwon Jati Tbk (a)	45,347	1,697
India 0.1%
DLF Limited	317	1,253
Malta 0.0%
BGP Holdings PLC (a) (e)	5,552	4
Total Common Stocks (cost $838,014)		923,615
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (f) (g)	5,501	5,501
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (f) (g)	46	46
Total Short Term Investments (cost $5,547)		5,547
Total Investments 98.5% (cost $843,561)		929,162
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 1.5%		14,527
Total Net Assets 100.0%		943,688

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Invesco Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/06/20	4,956	4,973	0.5

JNL/Invesco Global Real Estate Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	DUB	04/06/21	GBP	(244)	(336)	—
USD/MXN	GSC	04/05/21	MXN	(8,555)	(419)	(3)
USD/MXN	RBS	04/06/21	MXN	(17,391)	(851)	—
USD/PHP	SSB	04/05/21	PHP	(1,070)	(22)	—
USD/PHP	SSB	04/06/21	PHP	(22,011)	(453)	(1)
USD/PHP	SSB	04/06/21	PHP	(18,085)	(372)	—
USD/PHP	SSB	04/07/21	PHP	(137,516)	(2,833)	3
USD/ZAR	DUB	04/01/21	ZAR	(88)	(6)	—
					(5,292)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.7%
Japan 13.2%
Asahi Breweries Ltd.	248	10,481
Fanuc Ltd.	32	7,642
Hoya Corp.	116	13,714
Keyence Corp.	15	6,794
Koito Manufacturing Co. Ltd.	250	16,886
Komatsu Ltd.	645	19,998
Nidec Corp.	67	8,163
Olympus Corp.	1,085	22,492
SMC Corp.	17	9,666
Sony Corp.	277	29,181
TIS Inc.	374	8,929
		153,946
China 11.1%
Alibaba Group Holding Limited - ADR (a)	137	30,945
JD.com, Inc. - Class A - ADR (a)	262	22,068
Kweichow Moutai Co. Ltd. - Class A	15	4,726
New Oriental Education & Technology Group - ADR (a)	667	9,342
Tencent Holdings Limited	416	33,114
Wuliangye Yibin Co., Ltd. - Class A	163	6,685
Yum China Holdings, Inc.	373	22,093
		128,973
Canada 7.3%
Canadian National Railway Company	221	25,667
CGI Inc. - Class A (a)	470	39,120
Magna International Inc.	123	10,794
Ritchie Bros. Auctioneers Incorporated	168	9,847
		85,428
United States of America 6.8%
Booking Holdings Inc. (a)	7	15,533
Broadcom Inc.	79	36,554
Philip Morris International Inc.	310	27,534
		79,621
Switzerland 5.6%
Alcon AG	126	8,821
Kühne + Nagel International AG	82	23,523
Logitech International S.A. - Class N	119	12,473
Nestle SA - Class N	185	20,652
		65,469
Netherlands 5.3%
ASML Holding	21	13,146
Heineken NV	108	11,127
Prosus N.V. (a)	99	11,061
Wolters Kluwer NV - Class C	309	26,901
		62,235
France 5.2%
LVMH Moet Hennessy Louis Vuitton SE	16	10,815
Pernod-Ricard SA	48	8,977
Sanofi SA	129	12,760
Schneider Electric SE (a)	182	27,806
		60,358
Hong Kong 5.1%
AIA Group Limited	1,881	23,065
China Mengniu Dairy Company Limited	2,766	15,941
Galaxy Entertainment Group Ltd. (a)	2,266	20,547
		59,553
Sweden 4.8%
Investor AB - Class B	351	27,970
Sandvik AB	1,032	28,222
		56,192
United Kingdom 4.6%
Ashtead Group Public Limited Company	195	11,626
British American Tobacco P.L.C.	296	11,300
Linde Public Limited Company	73	20,394
WPP 2012 Limited	812	10,356
		53,676
South Korea 4.2%
NAVER Corp.	66	22,165
Samsung Electronics Co. Ltd.	366	26,416
		48,581
Ireland 3.9%
CRH Plc	344	16,179
Flutter Entertainment Public Limited Company (a)	76	16,347
Icon Public Limited Company (a)	64	12,606
		45,132
Mexico 2.7%
Wal - Mart de Mexico, S.A.B. de C.V.	10,084	31,806
Germany 2.6%
Deutsche Boerse AG - Class N	119	19,870
Knorr - Bremse Aktiengesellschaft	86	10,740
		30,610
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,439	29,950
Denmark 2.3%
Carlsberg A/S - Class B	90	13,843
Novo Nordisk A/S - Class B	196	13,198
		27,041
Australia 2.2%
Amcor Ltd. - CDI	1,569	18,392
CSL Ltd.	32	6,547
		24,939
Italy 2.1%
Finecobank Banca Fineco SPA (a)	1,517	24,890
Brazil 2.1%
B3 S.A. - Brasil, Bolsa, Balcao (a)	2,562	24,888
India 1.9%
HDFC Bank Limited - ADR (a)	290	22,524
Singapore 1.1%
United Overseas Bank Ltd.	631	12,147
Total Common Stocks (cost $845,608)		1,127,959
PREFERRED STOCKS 1.3%
Switzerland 1.3%
Roche Holding AG	46	14,877
Total Preferred Stocks (cost $15,876)		14,877
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.00% (b) (c)	21,300	21,300
Total Short Term Investments (cost $21,300)		21,300
Total Investments 99.8% (cost $882,784)		1,164,136
Other Assets and Liabilities, Net 0.2%		2,382
Total Net Assets 100.0%		1,166,518

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Invesco International Growth Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	GSC	04/07/21	HKD	8,106	1,043	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.1%
Health Care 29.9%
ABCAM PLC	786	15,125
Adaptive Biotechnologies Corporation (a)	284	11,417
AtriCure, Inc. (a)	364	23,871
Avantor, Inc. (a)	936	27,084
Bio-Techne Corporation	106	40,386
Bruker Corp.	278	17,865
Caredx, Inc. (a)	573	39,050
Catalent Inc. (a)	205	21,607
Chemed Corporation	30	13,607
ChemoCentryx, Inc. (a)	191	9,788
Conmed Corp.	164	21,419
Cryoport, Inc. (a)	400	20,794
Halozyme Therapeutics, Inc. (a)	705	29,372
Heron Therapeutics, Inc. (a)	489	7,930
Immunovant, Inc. (a)	251	4,021
Inari Medical, Inc. (a)	264	28,282
Insulet Corporation (a)	76	19,878
Intellia Therapeutics, Inc. (a)	306	24,595
Iovance Biotherapeutics Inc. (a)	281	8,882
iRhythm Technologies Inc. (a)	129	17,917
Kodiak Sciences, Inc. (a)	109	12,374
LHC Group, Inc. (a)	104	19,795
Maravai LifeSciences Holdings, Inc. - Class A (a)	693	24,716
Masimo Corp. (a)	85	19,579
Mesa Laboratories, Inc.	57	13,985
Mirati Therapeutics, Inc. (a)	64	10,889
Natera, Inc. (a)	361	36,683
Neogenomics Laboratories, Inc. (a)	490	23,651
Nevro Corp. (a)	126	17,563
PRA Health Sciences, Inc. (a)	150	22,933
Repligen Corporation (a)	249	48,430
Sage Therapeutics Inc. (a)	191	14,321
Schrodinger, Inc. (a)	274	20,934
Syneos Health, Inc. - Class A (a)	354	26,877
Tandem Diabetes Care Inc. (a)	198	17,471
Translate Bio, Inc. (a)	558	9,203
Twist Bioscience Corporation (a)	322	39,844
		782,138
Information Technology 26.3%
Allegro Microsystems Inc. (a)	508	12,868
Ambarella Inc. (a)	180	18,070
Anaplan, Inc. (a)	279	15,018
Avalara, Inc. (a)	94	12,564
Bigcommerce Holdings, Inc. - Series 1 (a)	177	10,228
Bill.Com Holdings Inc. (a)	184	26,847
Black Knight, Inc. (a)	149	11,051
Blackline, Inc. (a)	267	28,905
Cree, Inc. (a)	228	24,613
Enphase Energy, Inc. (a)	101	16,437
Everbridge, Inc. (a)	115	13,917
Fabrinet (a)	204	18,449
Fair Isaac Corporation (a)	34	16,775
Five9 Inc. (a)	140	21,854
Guidewire Software, Inc. (a)	130	13,241
HubSpot Inc. (a)	81	36,570
II-VI Incorporated (a)	291	19,877
IPG Photonics Corporation (a)	84	17,806
Lattice Semiconductor Corp. (a)	766	34,488
Littelfuse Inc.	84	22,266
LivePerson, Inc. (a)	360	18,984
MACOM Technology Solutions Holdings, Inc. (a)	336	19,505
MKS Instruments, Inc.	125	23,243
Nuance Communications, Inc. (a)	623	27,206
Pegasystems Inc.	188	21,483
Power Integrations Inc.	280	22,820
Q2 Holdings, Inc. (a)	321	32,117
Qualys, Inc. (a)	150	15,713
Semtech Corp. (a)	351	24,238
Silicon Laboratories Inc. (a)	190	26,872
Smartsheet Inc. - Class A (a)	265	16,939
Trimble Inc. (a)	307	23,869
Zendesk, Inc. (a)	180	23,859
		688,692
Industrials 16.9%
AECOM (a)	363	23,241
ASGN Incorporated (a)	200	19,086
Builders FirstSource, Inc. (a)	764	35,446
Clarivate PLC (a)	549	14,482
Clean Harbors Inc. (a)	241	20,292
Evoqua Water Technologies Corp. (a)	727	19,117
Generac Holdings Inc. (a)	82	26,899
IAA Spinco Inc. (a)	280	15,413
Kennametal Inc.	289	11,540
Knight-Swift Transportation Holdings Inc. - Class A	209	10,068
Kornit Digital Ltd. (a)	254	25,138
Mercury Systems Inc. (a)	148	10,432
Nordson Corp.	81	16,092
Saia, Inc. (a)	110	25,351
Shoals Technologies LLC - Class A (a)	566	19,686
Simpson Manufacturing Co. Inc.	147	15,202
SiteOne Landscape Supply, Inc. (a)	138	23,531
Timken Co.	253	20,538
Trex Company, Inc. (a)	216	19,787
Valmont Industries Inc.	101	23,894
Vicor Corp. (a)	176	14,950
Welbilt Inc. (a)	1,964	31,923
		442,108
Consumer Discretionary 14.9%
Bright Horizons Family Solutions Inc. (a)	122	20,840
Caesars Entertainment, Inc. (a)	432	37,816
Five Below, Inc. (a)	124	23,631
Floor & Decor Holdings Inc. - Class A (a)	282	26,954
Fox Factory Holding Corp. (a)	183	23,261
Installed Building Products, Inc.	181	20,021
Marriott Vacations Worldwide Corporation (a)	144	25,143
Ollie's Bargain Outlet Holdings Inc. (a)	167	14,508
Overstock.com Inc. (a)	357	23,652
Penn National Gaming Inc. (a)	327	34,289
Planet Fitness, Inc. - Class A (a)	257	19,887
Pool Corporation	50	17,228
RH (a)	51	30,191
Texas Roadhouse Inc. - Class A (a)	267	25,607
Visteon Corporation (a)	155	18,948
Vroom, Inc. (a)	268	10,440
Wingstop Inc.	139	17,662
		390,078
Financials 3.1%
Goosehead Insurance, Inc. - Class A (a)	52	5,608
LendingTree, Inc. (a) (b)	51	10,780
LPL Financial Holdings Inc.	220	31,278
Morningstar Inc.	88	19,801
VPC Impact Acquisition Holdings - Class A (a) (b)	1,068	13,871
		81,338
Materials 2.4%
Axalta Coating Systems Ltd. (a)	560	16,553
Cleveland-Cliffs Inc. (a)	1,156	23,249
Element Solutions, Inc.	1,234	22,578
		62,380
Communication Services 1.9%
Iridium Communications Inc. (a)	543	22,419
Lyft, Inc. - Class A (a)	453	28,647
		51,066
Consumer Staples 1.9%
Boston Beer Co. Inc. - Class A (a)	23	27,502
Performance Food Group, Inc. (a)	388	22,332
		49,834
Real Estate 1.3%
EastGroup Properties Inc.	109	15,603
Ryman Hospitality Properties, Inc. (a)	245	18,959
		34,562

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Energy 0.5%
Array Technologies, Inc. (a)	468	13,961
Total Common Stocks (cost $1,577,515)		2,596,157
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.00% (c) (d)	28,393	28,393
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	2,069	2,069
Total Short Term Investments (cost $30,462)		30,462
Total Investments 100.3% (cost $1,607,977)		2,626,619
Other Assets and Liabilities, Net (0.3)%		(8,018)
Total Net Assets 100.0%		2,618,601

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 66.5%
United States of America 32.9%
AbbVie Inc.	51	5,425
Advanced Micro Devices, Inc. (a)	43	3,339
Affirm Holdings, Inc. - Class A (a)	4	271
AGCO Corporation	4	546
Agios Pharmaceuticals, Inc. (a)	2	115
Airbnb, Inc. - Class A (a)	2	460
Alcoa Corporation (a)	25	806
Alleghany Corporation (a)	1	479
Alnylam Pharmaceuticals, Inc. (a)	4	545
Alphabet Inc. - Class A (a)	—	2
Alphabet Inc. - Class C (a) (b)	8	15,697
Altice USA, Inc. - Class A (a)	22	727
Amazon.com, Inc. (a)	4	14,582
American Electric Power Company, Inc.	10	880
American Express Company (a) (b)	12	1,643
American Homes 4 Rent - Class A	18	590
American International Group, Inc.	58	2,674
AmerisourceBergen Corporation	5	578
AMETEK, Inc.	8	975
Amgen Inc. (b)	8	2,106
Analog Devices, Inc.	32	4,979
Anthem, Inc.	2	718
Apple Inc. (a)	107	12,975
Applied Materials, Inc.	19	2,563
Array Technologies, Inc. (a)	21	614
Arrow Electronics, Inc. (a)	4	423
AutoNation, Inc. (a)	14	1,314
AutoZone, Inc. (a)	1	1,310
AvalonBay Communities, Inc.	1	162
Ball Corporation (b)	4	303
Bank of America Corporation (b)	147	5,685
Berkshire Hathaway Inc. - Class B (a) (b)	12	2,982
Best Buy Co., Inc. (b)	6	717
Biogen Inc. (a)	4	1,062
BJ's Wholesale Club Holdings, Inc. (a)	6	287
BlackRock, Inc.	1	1,053
Booking Holdings Inc. (a)	2	5,841
Booz Allen Hamilton Holding Corporation - Class A	13	1,028
Boston Scientific Corporation (a)	101	3,888
Bristol-Myers Squibb Company (b)	81	5,123
Brixmor Property Group Inc.	29	586
Cabot Oil & Gas Corp.	15	273
Cadence Design Systems Inc. (a)	6	800
Capital One Financial Corporation (b)	31	3,979
Carlisle Cos. Inc.	3	526
CarMax Inc. (a)	8	1,058
Carnival Plc (a)	1	27
Carrier Global Corporation	20	828
Catalent Inc. (a)	11	1,171
CBRE Group, Inc. - Class A (a)	11	851
Celanese Corp. - Class A	10	1,498
Centene Corporation (a)	11	697
Ceridian HCM Holding Inc. (a)	8	652
Charter Communications, Inc. - Class A (a) (b)	9	5,257
Chevron Corporation (b)	17	1,760
Chubb Limited	17	2,586
Cigna Holding Company (b)	30	7,213
Cisco Systems, Inc.	24	1,239
Citigroup Inc.	48	3,499
Citizens Financial Group Inc.	24	1,076
CNA Financial Corp.	5	233
Columbia Sportswear Co.	5	487
Comcast Corporation - Class A	104	5,622
CommScope Holding Company, Inc. (a)	38	585
ConocoPhillips	101	5,383
Constellation Brands, Inc. - Class A	13	2,835
Cooper Cos. Inc.	2	928
Copart Inc. (a)	8	818
Coty Inc. - Class A (a)	40	358
Coupa Software Incorporated (a)	3	718
Cree, Inc. (a)	7	716
CrowdStrike Holdings, Inc. - Class A (a)	4	816
CVS Health Corporation	22	1,690
Darden Restaurants Inc.	6	866
Deere & Company	4	1,448
Delta Air Lines, Inc.	21	1,027
DexCom Inc. (a)	3	979
Diamondback Energy, Inc.	17	1,224
Discovery, Inc. - Series C (a)	18	649
Dish Network Corporation - Class A (a)	17	602
Dollar General Corporation	2	364
Dover Corporation	8	1,107
Draftkings Inc. - Class A (a)	16	1,005
DuPont de Nemours, Inc.	8	649
EastGroup Properties Inc.	3	439
Eastman Chemical Co.	33	3,616
Edison International	6	374
Eli Lilly & Co.	9	1,762
Energizer Holdings, Inc.	13	620
Entegris, Inc.	12	1,317
Entergy Corporation	4	368
EOG Resources, Inc.	19	1,371
EPAM Systems, Inc. (a)	2	678
Equitrans Midstream Corp.	22	178
Estee Lauder Cos. Inc. - Class A	5	1,409
Exact Sciences Corporation (a)	7	963
Exelixis, Inc. (a)	31	689
Facebook, Inc. - Class A (a)	7	2,033
Federal Realty Investment Trust	5	461
FedEx Corporation	6	1,591
Fidelity National Information Services, Inc.	16	2,246
First Republic Bank	6	1,031
Fiserv, Inc. (a) (b)	21	2,523
Five9 Inc. (a)	4	616
FleetCor Technologies Inc. (a)	7	1,815
FMC Corporation	13	1,394
Fortune Brands Home & Security, Inc.	14	1,327
Franklin Resources Inc.	12	355
Freeport-McMoRan Inc. (a)	104	3,424
Gap Inc.	14	422
Generac Holdings Inc. (a)	5	1,696
General Dynamics Corporation	3	602
General Motors Company (a)	28	1,620
Global Payments Inc. (b)	8	1,682
Graphic Packaging Holding Company	35	641
HCA Healthcare, Inc.	2	400
Honeywell International Inc.	9	1,852
Horizon Therapeutics Public Limited Company (a)	10	922
Host Hotels & Resorts, Inc.	47	794
HubSpot Inc. (a)	2	859
IHS Markit Ltd.	9	860
Illinois Tool Works Inc.	1	167
Ingersoll Rand Inc. (a)	55	2,739
Insulet Corporation (a)	2	505
International Business Machines Corporation	3	362
Intuit Inc.	5	1,752
Intuitive Surgical, Inc. (a)	2	1,209
Invesco Ltd.	10	253
ITT Industries Holdings, Inc.	7	615
Jazz Pharmaceuticals Public Limited Company (a)	5	799
Johnson & Johnson (b)	8	1,371
KB Home	13	622
Keurig Dr Pepper Inc.	13	457
Keysight Technologies, Inc. (a)	9	1,228
Kimco Realty Corporation	33	619
Kinder Morgan, Inc.	45	747
Kohl's Corporation	16	960
Kraft Heinz Foods Company	13	514
Lam Research Corp.	3	2,010
Lamar Advertising Co. - Class A	1	138
Lamb Weston Holdings Inc.	21	1,658
Las Vegas Sands Corp. (a)	41	2,486
Leidos Holdings Inc.	6	607
Liberty SiriusXM Group - Series A (a)	20	901
Liberty SiriusXM Group - Series C (a)	32	1,403
Loews Corp. (b)	27	1,367

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.	15	2,868
Lyft, Inc. - Class A (a)	62	3,882
M&T Bank Corporation	7	1,058
Marathon Petroleum Corporation	12	664
Marsh & McLennan Companies, Inc.	4	465
Martin Marietta Materials Inc.	3	948
MasterCard Incorporated - Class A (b)	31	10,780
Match Group Holdings II, LLC (a)	13	1,836
McDonald's Corporation	3	762
McKesson Corporation	7	1,319
Media Group Holdings LLC (a) (c) (d)	3,345	—
Merck & Co., Inc.	6	473
Mettler-Toledo International Inc. (a)	1	938
Microchip Technology Incorporated	6	961
Microsoft Corporation	76	18,106
Mid-America Apartment Communities, Inc.	5	730
Middleby Corp. (a)	3	414
Mohawk Industries Inc. (a)	4	683
MongoDB, Inc. - Class A (a)	2	665
Morgan Stanley	38	2,956
Murphy USA Inc.	5	670
National Vision Holdings, Inc. (a)	11	472
Netflix, Inc. (a)	5	2,442
Newell Brands Inc.	23	613
Nexstar Media Group, Inc. - Class A	4	537
NextEra Energy, Inc.	59	4,435
NIKE, Inc. - Class B	16	2,068
Norfolk Southern Corporation	22	5,759
Northern Trust Corp.	6	644
Northrop Grumman Systems Corp.	2	590
Norwegian Cruise Line Holdings Ltd. (a)	8	219
NVIDIA Corporation (b)	6	3,160
Old Dominion Freight Line Inc.	4	1,051
On Semiconductor Corporation (a)	30	1,248
Open Lending Corporation - Class A (a)	3	92
O'Reilly Automotive, Inc. (a)	7	3,723
Otis Worldwide Corporation	3	199
Owens Corning Inc.	18	1,648
Pacific Gas And Electric Company (a)	33	385
Packaging Corporation of America	5	652
Parker-Hannifin Corporation	3	978
Paylocity Holding Corporation (a)	2	438
Paypal Holdings, Inc. (a) (b)	10	2,542
People's United Financial Inc.	11	193
Pfizer Inc.	14	505
Philip Morris International Inc.	6	510
Phillips 66	20	1,599
Pinterest, Inc. - Class A (a)	7	522
Pioneer Natural Resources Co.	23	3,560
Post Holdings, Inc. (a)	7	789
Procter & Gamble Co. (a) (b)	7	1,006
Progressive Corp.	14	1,329
ProLogis Inc.	22	2,340
Prudential Financial Inc.	13	1,148
Public Storage	4	880
Qiagen N.V. (a)	1	64
Qualcomm Incorporated (b)	16	2,136
Ralph Lauren Corp. - Class A (a)	4	522
Rayonier Inc.	20	630
Raytheon BBN Technologies Corp.	30	2,288
Regeneron Pharmaceuticals, Inc. (a)	9	4,137
RingCentral, Inc. - Class A (a)	—	3
Roku Inc. - Class A (a)	2	812
Royal Caribbean Cruises Ltd.	25	2,131
Royalty Pharma PLC - Class A	19	818
S&P Global Inc.	2	867
Sabre Corporation (a)	51	758
ServiceNow, Inc. (a)	2	1,042
Signature Bank	3	601
Snap Inc. - Class A (a)	14	746
Snowflake Inc. - Class A (a)	2	413
SolarEdge Technologies Ltd. (a)	5	1,426
Spirit Airlines Inc. (a)	41	1,522
Stanley Black & Decker, Inc.	22	4,451
State Street Corporation	56	4,752
Sun Communities Inc.	8	1,274
SYNNEX Corporation	2	271
Synopsys Inc. (a)	4	989
Sysco Corp.	6	489
T. Rowe Price Group, Inc.	3	588
Tapestry Inc. (a)	8	312
Tapstone Energy, LLC (a) (c)	1	2
Teradyne Inc.	6	693
Tesla Inc. (a)	10	6,228
Texas Instruments Incorporated	5	960
The Blackstone Group Inc. - Class A	31	2,326
The Boeing Company (a)	5	1,350
The Charles Schwab Corporation (b)	38	2,466
The Coca-Cola Company	106	5,578
The Goldman Sachs Group, Inc.	3	850
The Hartford Financial Services Group, Inc.	20	1,345
The Home Depot, Inc. (b)	8	2,382
The PNC Financial Services Group, Inc. (b)	6	1,085
The Trade Desk, Inc. - Class A (a)	1	815
The Travelers Companies, Inc.	9	1,399
The Williams Companies, Inc.	24	563
Thermo Fisher Scientific Inc.	7	3,108
Thor Industries Inc.	6	795
T-Mobile USA, Inc. (a)	21	2,622
Toll Brothers Inc.	11	635
Tractor Supply Co.	7	1,278
Trane Technologies Public Limited Company	35	5,882
Truist Financial Corporation	58	3,370
Twilio Inc. - Class A (a)	3	862
U.S. Bancorp	15	828
Uber Technologies, Inc. (a)	40	2,148
United Airlines Holdings, Inc. (a)	28	1,638
UnitedHealth Group Incorporated	24	9,150
US Foods Holding Corp. (a)	75	2,855
Ventas, Inc.	17	912
Verizon Communications Inc. (b)	24	1,412
Vertex Pharmaceuticals Incorporated (a)	10	2,145
Viatris, Inc. (a)	20	281
Visa Inc. - Class A	7	1,517
Vornado Realty Trust	4	196
Walt Disney Co.	5	943
Wells Fargo & Company	215	8,393
Welltower Inc.	3	203
Westrock Company, Inc.	29	1,489
Weyerhaeuser Company	14	507
Workday, Inc. - Class A (a)	6	1,498
Xcel Energy Inc.	15	994
Yum! Brands, Inc.	28	2,989
Zebra Technologies Corp. - Class A (a)	3	1,285
Zillow Group, Inc. - Class C (a)	5	667
Zimmer Biomet Holdings, Inc.	24	3,935
Zscaler, Inc. (a)	18	3,107
		471,773
China 7.0%
51job Inc. - ADR (a)	12	734
Aier Eye Hospital Group Co., Ltd - Class A	32	286
Alibaba Group Holding Limited (a) (e)	421	11,855
Alibaba Group Holding Limited - ADR (a)	4	889
Amoy Diagnostics Co., Ltd. - Class A	2	20
Autobio Diagnostics Co., Ltd. - Class A	9	156
Baidu, Inc. - Class A (a) (e)	29	790
Bank of Ningbo Co., Ltd. - Class A	50	298
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. - Class A	112	723
Bicycle Club Joint Venture, L.P. - Class A	37	205
Bilibili Inc. - ADR (a)	6	675
BOE Technology Group Co., Ltd. - Class A	1,913	1,836
BTG Hotels (Group) Co., Ltd. - Class A	88	367
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	9	266
China Evergrande New Energy Vehicle Group Limited (a) (f)	12	94
China International Travel Service Company, Limited - Class A	11	516
China Lesso Group Holdings Limited	536	1,157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
China Merchants Bank Co., Ltd. - Class A	127	991
China Merchants Bank Co., Ltd. - Class H	356	2,741
China Pacific Insurance (Group) Co., Ltd. - Class H	172	685
China Resources Mixc Lifestyle Services Limited	159	952
China Vanke Co., Ltd. - Class A	107	491
Chongqing Brewery Co., Ltd. - Class A	7	119
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	30	190
Cloopen Group Holding Limited - ADR (a)	35	476
Contemporary Amperex Technology Co., Limited - Class A	28	1,406
Flat Glass Group Co., Ltd. - Class H (f)	53	163
Foshan Haitian Flavoring & Food Co., Ltd - Class A	41	1,001
Fujian Anjing Food Co., Ltd. - Class A	37	1,188
Fuyao Glass Industry Group Co., Ltd. - Class H	18	110
Glodon Company Limited - Class A	31	317
Guangdong Haid Group Co., Ltd. - Class A	19	226
Guangzhou Automobile Group Co., Ltd. - Class H	918	777
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	12	238
Haier Smart Home Co., Ltd - Class H	502	2,025
Hangzhou Tigermed Consulting Co., Ltd - Class A	20	471
Han's Laser Technology Industry Group Co., Ltd. - Class A	197	1,279
Hefei Meyer Optoelectronic Technology Inc. - Class A	20	131
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	38	169
Hongfa Technology Co., Ltd. - Class A	24	184
Hualan Biological Engineering, Inc. - Class A	53	320
Huazhu Group Limited (a)	14	741
Hundsun Technologies Inc. - Class A	30	391
Industrial Bank Co., Ltd. - Class A	64	235
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	182	1,119
JD.com, Inc. - Class A (a)	31	1,310
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	29	400
Jiangsu Hengrui Medicine Co., Ltd. - Class A	109	1,531
Jiangsu Hengshun Vinegar-Industry Co., Ltd. - Class A	74	215
Joinn Laboratories (China) Co., Ltd. - Class A	8	183
Joinn Laboratories (China) Co., Ltd. - Class H	5	85
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	77	568
Joyoung Co., Ltd. - Class A	140	659
Kangji Medical Holdings Limited	369	440
Kingdee International Software Group Co. Ltd. (a)	295	925
Kingsoft Corp Ltd	144	966
Kuaishou Technology (a)	16	582
Kunlun Energy Co. Ltd.	738	782
Kweichow Moutai Co., Ltd. - Class A	6	1,693
Laobaixing Pharmacy Chain Joint Stock Company - Class A	16	173
Longfor Group Holdings Limited	96	639
LONGi Green Energy Technology Co., Ltd. - Class A	45	612
Maxscend Microelectronics Company Limited - Class A	3	308
Meituan Dianping - Class B (a)	84	3,273
Midea Group Co., Ltd. - Class A	46	576
Minth Group Limited	176	737
Montage Technology Co.,Ltd. - Class A	1	12
New Oriental Education & Technology Group - ADR (a)	39	549
Pharmaron Beijing Co., Ltd. - Class H	14	266
Pinduoduo Inc. - ADR (a)	4	602
Ping An Bank Co., Ltd. - Class A	932	3,132
Ping An Insurance (Group) Co of China Ltd - Class A	114	1,373
Ping An Insurance (Group) Co of China Ltd - Class H	645	7,740
Poly Developments And Holdings Group Co., Ltd. - Class A	113	245
Qingdao Haier Biomedical Co Ltd - Class A	10	127
Sangfor Technologies Inc. - Class A	9	328
Shanghai Baosight Software Co., Ltd. - Class A	30	271
Shanghai Liangxin Electrical Co., Ltd. - Class A	152	720
Shanghai M&G Stationery Inc - Class A	14	183
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	11	159
Shenzhen Inovance technology Co., Ltd. - Class A	20	267
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9	568
Shenzhou International Group Holdings Limited	31	653
Silergy Corp.	9	735
SKSHU Paint Co., Ltd. - Class A	7	210
Sunny Optical Technology (Group) Company Limited	40	915
Tencent Holdings Limited	180	14,283
Three Squirrels Inc. - Class A	24	142
Toly Bread Co., Ltd. - Class A	18	134
Tongwei Co., Ltd. - Class A	49	245
Trip.com Group Limited - ADR (a)	15	586
Venustech Group Inc. - Class A	45	232
Wanhua Chemical Group Co.,Ltd. - Class A	83	1,349
Will Semiconductor Co.,Ltd. - Class A	13	495
Wuliangye Yibin Co., Ltd. - Class A	38	1,544
Wuxi Biologics Cayman Inc (a)	163	2,066
Xinyi Solar Holdings Limited	352	590
XPeng Inc - ADR (a)	10	379
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	32	196
Yunnan Energy New Material Co., Ltd. - Class A	58	1,006
Zai Lab (PTY) LTD (a)	6	839
Zhejiang Dingli Machinery Co., Ltd. - Class A	17	248
Zhongji Innolight Co., Ltd. - Class A	35	187
		100,236
United Kingdom 3.0%
3i Group plc	6	88
Admiral Group PLC	2	76
Anglo American PLC	60	2,366
Ashtead Group Public Limited Company	3	155
ASOS Plc (a)	—	31
Associated British Foods PLC (a)	2	78
AstraZeneca PLC	8	751
Auto Trader Group PLC (a)	6	42
AVEVA Group plc	1	37
Aviva PLC	24	137
BAE Systems PLC	18	128
Barclays PLC	93	239
Barratt Developments P L C	7	72
BP P.L.C.	500	2,021
British American Tobacco P.L.C.	13	500
BT Group Plc (a)	52	111
Bunzl Public Limited Company	2	62
Burberry Group PLC (a)	2	60
Centrica PLC (a)	38	29
Coca-Cola European Partners PLC	1	60
Compass Group PLC (a)	10	205
Convatec Group PLC	9	25
Croda International Public Limited Company	1	71
DCC Public Limited Company	1	50
Derwent London PLC	1	33
Diageo PLC	148	6,103
Direct Line Insurance Limited	10	44
DS Smith PLC	8	44
easyJet PLC (a)	2	25
Evraz PLC	3	26
Experian PLC	5	181
Ferguson PLC	20	2,352
Fiat Chrysler Automobiles N.V. (a)	13	223
G4S PLC (a)	9	30
GlaxoSmithKline PLC	29	507
GVC Holdings PLC (a)	3	70
Halma Public Limited Company	2	77
Hargreaves Lansdown PLC	2	33
Hikma Pharmaceuticals Public Limited Company	1	29
Hiscox Ltd. (a)	2	26
HSBC Holdings PLC	118	691
Imperial Brands PLC	5	112
Informa Switzerland Limited (a)	10	79
InterContinental Hotels Group PLC (a)	34	2,353

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Intertek Group Plc	1	72
ITV Plc (a)	24	40
J Sainsbury PLC	10	33
JD Sports Fashion Plc (a)	3	38
Johnson Matthey PLC	1	57
Kingfisher Plc	12	53
Land Securities Group PLC	5	49
Legal & General Group PLC	573	2,204
Linde Public Limited Company	6	1,626
Linde Public Limited Company	8	2,231
Lloyds Banking Group PLC	405	237
London Stock Exchange Group PLC	16	1,526
M&G PLC	15	42
Marks & Spencer Group Plc (a)	13	28
Meggitt PLC (a)	5	34
Melrose Holdings Limited	28	64
Mondi plc	3	71
National Grid PLC	22	261
Next PLC (a)	1	82
Ocado Group PLC (a)	3	97
Pearson PLC	4	46
Persimmon Public Limited Company	51	2,046
Phoenix Group Holdings PLC	5	47
Reckitt Benckiser Group PLC	30	2,735
Relx PLC	85	2,145
Relx PLC	11	284
Rentokil Initial PLC	11	71
Rightmove PLC	5	42
Rio Tinto PLC	24	1,838
Rolls-Royce Holdings plc (a)	48	69
Royal Mail PLC	6	40
RSA Insurance Group PLC	7	64
Schroders PLC	1	40
Schroders PLC	—	16
SEGRO Public Limited Company	7	88
Severn Trent PLC	2	52
Smith & Nephew PLC	5	96
Smiths Group PLC	3	55
Spirax-Sarco Engineering PLC	—	66
SSE PLC	6	120
St. James's Place PLC	3	59
Standard Chartered PLC	15	104
Standard Life Aberdeen PLC	13	50
Tate & Lyle Public Limited Company	5	49
Taylor Wimpey PLC	712	1,772
Tesco PLC	44	139
The Berkeley Group Holdings PLC	1	44
The British Land Company Public Limited Company	6	45
The Royal Bank of Scotland Group Public Limited Company	31	85
The Sage Group PLC.	6	54
THG Holdings PLC (a)	2	18
Travis Perkins PLC (a)	2	35
Unilever PLC	15	841
United Utilities Group PLC	4	50
Vodafone Group Public Limited Company	153	279
Weir Group PLC(The) (a)	1	36
Whitbread PLC (a)	1	54
WM Morrison Supermarkets P L C	14	35
WPP 2012 Limited	9	111
		43,097
Japan 2.6%
ABC-Mart Inc.	—	6
Acom Co. Ltd.	3	13
Advance Residence Investment Corp.	—	22
Advantest Corporation	1	98
AEON Co. Ltd.	5	149
AEON Financial Service Co. Ltd.	1	8
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	23
Aisin Seiki Co. Ltd.	1	38
Ajinomoto Co. Inc.	3	66
Alfresa Holdings Corp.	1	23
All Nippon Airways Co. Ltd. (a)	1	19
ALPS Alpine Co. Ltd.	1	19
Amada Co. Ltd.	2	23
Aozora Bank, Ltd.	1	14
Asahi Breweries Ltd.	3	118
Asahi Glass Co. Ltd.	1	50
Asahi Intecc Co., Ltd.	1	33
Asahi Kasei Corp.	8	92
Asics Corp.	1	16
Astellas Pharma Inc. (f)	11	165
Bandai Namco Holdings Inc.	1	93
Bank of Kyoto Ltd.	—	25
Benesse Holdings Inc.	1	11
Bridgestone Corp.	4	146
Brother Industries Ltd.	2	33
Calbee,Inc.	1	15
Canon Inc.	6	138
Canon Marketing Japan Inc.	1	11
Casio Computer Co. Ltd.	1	25
Central Japan Railway Co.	1	180
China Bank Ltd. (f)	4	28
Chubu Electric Power Co. Inc.	4	54
Chugai Pharmaceutical Co. Ltd.	4	146
Chugoku Electric Power Co. Inc.	—	2
Coca-Cola Bottlers Japan Holdings Inc.	1	16
Concordia Financial Group, Ltd.	7	28
COSMOS Pharmaceutical Corporation	—	31
Credit Saison Co. Ltd. (f)	1	10
CyberAgent Inc.	2	43
Dai Nippon Printing Co. Ltd.	2	36
Daicel Corp.	2	13
Daifuke Co. Ltd.	1	69
Dai-ichi Life Holdings, Inc.	8	134
Daiichi Sankyo Company, Ltd	10	307
Daikin Industries Ltd.	2	344
Dainippon Sumitomo Pharma Co. Ltd.	1	19
Daito Trust Construction Co. Ltd.	—	46
Daiwa House Industry Co. Ltd.	4	115
Daiwa House REIT Investment Corporation	—	30
Daiwa Securities Group Inc. (f)	9	45
Dena Co., Ltd.	—	8
Denso Corp.	3	194
Dentsu Inc.	1	45
DIC Corp.	1	16
Disco Corp.	—	63
East Japan Railway Co.	2	156
Eisai Co. Ltd.	2	121
Electric Power Development Co., Ltd. - Class D	1	16
Ezaki Glico Co.,Ltd.	—	12
Fanuc Ltd.	1	262
Fast Retailing Co. Ltd.	—	320
Fuji Electric Holdings Co. Ltd.	1	34
FUJIFILM Holdings Corp.	2	131
Fujitsu Ltd.	1	159
Fukuoka Financial Group, Inc.	1	19
GLP J-REIT	—	39
GMO Payment Gateway, Inc.	—	27
Hakuhodo DY Holdings Incorporated	2	29
Hamamatsu Photonics KK	1	47
Hankyu Hanshin Holdings Inc.	2	48
Harmonic Drive Systems Inc.	—	14
Haseko Corp.	1	8
Hikari Tsushin Inc.	—	20
Hino Motors Ltd.	2	14
Hirose Electric Co. Ltd.	—	15
Hisamitsu Pharmaceutical Co. Inc.	—	26
Hitachi Construction Machinery Co. Ltd.	1	23
Hitachi Ltd.	6	249
Hitachi Metals Ltd. (a)	1	18
Honda Motor Co. Ltd.	10	298
Hoshizaki Corporation	—	36
Hoya Corp.	2	259
Hulic Co. Ltd.	3	33
IBIDEN Co., Ltd.	1	32
Idemitsu Kosan Co., Ltd. (f)	1	26
Iida Group Holdings Co., Ltd.	1	24
Inpex Corporation	6	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Isetan Mitsukoshi Holdings Ltd. (f)	2	16
Isuzu Motors Ltd.	4	40
ITOCHU Corp. (f)	8	263
ITOCHU Techno-Solutions Corporation	1	16
IZUMI Co., Ltd.	—	12
J.Front Retailing Co., Ltd.	2	14
Japan Airlines Co., Ltd (a)	75	1,684
Japan Airport Terminal Co. Ltd. (a)	1	30
Japan Exchange Group Inc.	3	68
Japan Post Holdings Co., Ltd.	9	77
Japan Post Insurance Co., Ltd.	2	31
Japan Prime Realty Investment Corp.	—	22
Japan Real Estate Investment Corp.	—	41
Japan Retail Fund Investment Corp.	—	39
Japan Tobacco Inc.	6	119
JFE Holdings Inc.	3	41
JGC Holding Corporation	2	18
JS Group Corp.	2	44
JSR Corp.	1	36
JTEKT Corp.	2	15
JXTG Holdings, Inc.	18	84
Kajima Corp.	3	41
Kakaku.com Inc.	1	19
Kamigumi Co. Ltd.	1	13
Kaneka Corp.	—	12
Kansai Electric Power Co. Inc.	5	52
Kansai Paint Co. Ltd.	1	38
Kao Corp.	3	192
Kawasaki Heavy Industries Ltd. (a)	1	25
KDDI Corp. (f)	9	285
Keihan Holdings Co. Ltd.	1	21
Keikyu Corp.	2	24
Keio Corp.	1	47
Keisei Electric Railway Co. Ltd.	1	29
Kewpie Corporation	—	7
Keyence Corp.	5	2,371
Kikkoman Corp.	1	66
Kintetsu Corp. (a)	1	42
Kirin Holdings Co. Ltd.	5	96
Kobayashi Pharmaceutical Co. Ltd.	—	28
Kobe Bussan Co., Ltd.	1	16
Koito Manufacturing Co. Ltd.	1	47
Komatsu Ltd.	6	174
Konami Corp.	1	30
Kose Corp.	—	28
K's Holdings Corporation (f)	1	17
Kubota Corp.	7	149
Kuraray Co. Ltd.	2	24
Kurita Water Industries Ltd.	1	26
Kyocera Corp.	2	127
Kyowa Kirin Co., Ltd.	2	45
Kyushu Electric Power Co. Inc.	3	27
Kyushu Financial Group, Inc.	3	13
Kyushu Railway Company	1	19
Lasertec Corporation	—	53
Lawson Inc.	—	10
Lion Corp.	2	33
M3, Inc.	2	165
Mabuchi Motor Co. Ltd.	—	13
Makita Corp.	2	69
Marubeni Corp. (f)	9	78
Marui Group Co. Ltd. (f)	1	25
Maruichi Steel Tube Ltd.	1	11
Matsui Securities Co.,Ltd. (f)	1	7
Matsumotokiyoshi Holdings Co., Ltd.	1	27
Mazda Motor Corp. (a)	3	28
McDonald's Holdings Co. Japan Ltd.	—	5
Mebuki Financial Group, Inc. (f)	7	16
Medipal Holdings Corp.	1	21
Meiji Holdings Co., Ltd.	1	52
Mercari, Inc. (a)	1	27
Minebea Mitsumi Inc.	3	64
MISUMI Group Inc.	2	47
Mitsubishi Chemical Holdings Corporation	8	60
Mitsubishi Corp.	8	227
Mitsubishi Electric Corp.	12	188
Mitsubishi Estate Co. Ltd.	8	142
Mitsubishi Gas Chemical Co. Inc.	1	30
Mitsubishi Heavy Industries Ltd.	2	62
Mitsubishi Logistics Corporation.	1	18
Mitsubishi Materials Corp.	1	12
Mitsubishi Motors Corp. (a)	4	11
Mitsubishi UFJ Financial Group Inc. (f)	74	391
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	12
Mitsui & Co. Ltd.	9	194
Mitsui Chemicals Inc.	1	38
Mitsui Fudosan Co. Ltd.	49	1,108
Mitsui OSK Lines Ltd.	1	21
Mizuho Financial Group Inc.	14	207
MonotaRO Co., Ltd.	1	38
MS&AD Insurance Group Holdings, Inc.	3	94
Murata Manufacturing Co. Ltd.	4	297
Nabtesco Corp.	1	32
Nagoya Railroad Co. Ltd. (a)	1	29
Nankai Electric Railway Co., Ltd.	1	11
NEC Corp.	2	89
NEC Electronics Corp. (a)	6	63
NEXON Co.,Ltd.	3	81
NGK Insulators Ltd.	2	29
NGK Spark Plug Co. Ltd.	1	17
Nidec Corp.	3	379
Nihon M & A Center Inc.	2	43
Nikon Corp.	2	19
Nintendo Co. Ltd.	1	392
Nippon Building Fund Inc.	—	59
Nippon Express Co. Ltd.	—	30
Nippon Meat Packers Inc.	1	26
Nippon Paint Co. Ltd.	8	116
Nippon Shinyaku Co., Ltd.	—	30
Nippon Shokubai Co., Ltd.	—	11
Nippon Steel Corporation	5	93
Nippon Telegraph & Telephone Corp.	7	187
Nippon Yusen KK	1	31
Nissan Chemical Industries Ltd.	1	48
Nissan Motor Co., Ltd. (a)	14	77
Nisshin Seifun Group Inc.	1	23
Nissin Foods Holdings Co. Ltd.	—	30
Nitori Co. Ltd.	1	97
Nitto Denko Corp.	1	69
NOK Corporation	1	14
Nomura Holdings Inc.	16	85
Nomura Real Estate Holdings, Inc.	1	14
Nomura Real Estate Master Fund. Inc.	—	42
Nomura Research Institute Ltd.	2	68
NSK Ltd. (f)	3	29
NTT Data Corp.	4	57
Obayashi Corp.	4	38
Obic Co. Ltd.	—	73
Odakyu Electric Railway Co. Ltd.	2	55
OJI Holdings Corp.	6	37
Olympus Corp.	7	153
Omron Corp.	1	94
Ono Pharmaceutical Co. Ltd.	3	73
Oracle Corp. Japan	—	20
Orient Corporation (f)	6	8
Oriental Land Co. Ltd.	1	196
ORIX Corp.	8	128
Orix J-REIT Inc.	—	28
Osaka Gas Co. Ltd.	2	47
Otsuka Corp.	1	28
Otsuka Holdings Co., Ltd.	3	136
Pan Pacific International Holdings Corporation	3	78
Panasonic Corp.	13	173
Park24 Co. Ltd.	1	15
PeptiDream Inc. (a)	1	23
Persol Holdings Co., Ltd.	1	24
Pigeon Corp.	1	23
Pola Orbis Holdings Inc.	—	10
Prologis	—	45
Rakuten Inc.	5	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Recruit Holdings Co., Ltd.	10	481
Resona Holdings Inc. (f)	13	57
Ricoh Co. Ltd. (f)	4	41
Rinnai Corp.	—	22
Rohm Co. Ltd.	1	49
Ryohin Keikaku Co. Ltd.	2	36
Santen Pharmaceutical Co. Ltd.	2	32
SBI Holdings Inc.	1	38
SCSK Corporation	—	18
Secom Co. Ltd.	1	101
Sega Sammy Holdings Inc.	1	8
Seibu Holdings Inc. (a)	2	19
Seiko Epson Corp. (f)	2	29
Sekisui Chemical Co. Ltd.	3	50
Sekisui House Ltd.	4	80
Seria Co., Ltd.	—	7
Seven & I Holdings Co., Ltd.	5	186
Seven Bank, Ltd. (f)	4	9
SG Holdings Co., Ltd.	3	67
Sharp Corp. (f)	1	21
Shimadzu Corp.	2	58
Shimamura Co. Ltd.	—	12
Shimano Inc.	1	120
Shimizu Corp.	4	33
Shin-Etsu Chemical Co. Ltd.	2	388
Shinsei Bank Ltd.	1	15
Shionogi & Co. Ltd.	2	92
Shiseido Co. Ltd.	2	155
Shizuoka Bank Ltd.	3	24
Showa Denko KK	1	26
SMC Corp.	3	1,921
Softbank Corp. (f)	9	118
SoftBank Group Corp.	9	810
Sohgo Security Services Co. Ltd.	1	24
Sompo Holdings, Inc.	3	100
Sony Corp.	40	4,224
Square Enix Holdings Co. Ltd.	1	28
Stanley Electric Co. Ltd.	1	27
Subaru Corp. NPV	4	74
SUMCO Corporation	1	32
Sumitomo Chemical Co. Ltd.	9	49
Sumitomo Corp.	7	96
Sumitomo Electric Industries Ltd.	5	69
Sumitomo Heavy Industries Ltd.	1	19
Sumitomo Metal Mining Co. Ltd.	2	65
Sumitomo Mitsui Financial Group Inc.	8	283
Sumitomo Mitsui Trust Holdings Inc. (f)	2	73
Sumitomo Realty & Development Co. Ltd.	3	113
Sumitomo Rubber Industries Inc.	1	11
Sundrug Co. Ltd.	—	15
Suntory Beverage & Food Limited	1	30
Suzuken Co. Ltd.	—	16
Suzuki Motor Corp.	3	132
Sysmex Corp.	1	97
T&D Holdings Inc.	4	54
Taiheiyo Cement Corp.	1	24
Taisei Corp.	1	46
Taisho Pharmaceutical Holdings Company Ltd. (f)	—	19
Taiyo Nippon Sanso Corp.	1	25
Takeda Pharmaceutical Co. Ltd.	9	325
TDK Corp.	1	98
Teijin Ltd.	1	19
Terumo Corp.	4	152
The Iyo Bank, Ltd. (f)	2	11
THK Co. Ltd.	1	28
TIS Inc.	1	31
Tobu Railway Co. Ltd.	1	32
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	37
Tohoku Electric Power Co. Inc.	3	26
Tokio Marine Holdings Inc.	5	214
Tokyo Broadcasting System Holdings,Inc.	—	2
Tokyo Century Corp.	—	20
Tokyo Electric Power Co. Holdings Inc. (a)	5	17
Tokyo Electron Ltd.	1	385
Tokyo Gas Co. Ltd.	2	49
Tokyo Tatemono Co. Ltd.	2	23
Tokyu Corp.	3	44
Tokyu Fudosan Holdings Corporation (f)	4	23
Toppan Printing Co. Ltd. (f)	2	29
Toray Industries Inc.	10	61
Toshiba Corp.	2	81
Tosoh Corp.	2	36
TOTO Ltd.	1	55
Toyo Seikan Group Holdings Ltd.	1	16
Toyo Suisan Kaisha Ltd.	1	21
Toyoda Gosei Co. Ltd.	—	8
Toyota Boshoku Corporation	—	7
Toyota Industries Corp.	1	98
Toyota Motor Corp.	41	3,172
Toyota Tsusho Corp.	1	59
Trend Micro Inc.	1	40
Tsumura & Co.	—	11
TSURUHA Holdings ,Inc.	—	26
Unicharm Corp.	3	105
United Urban Investment Corp.	—	23
USS Co. Ltd.	1	24
Welcia Holdings Co.,Ltd.	1	17
West Japan Railway Co.	1	67
Workman Co., Ltd.	—	7
Yahoo! Japan Corp.	15	76
Yakult Honsha Co. Ltd.	1	46
Yamada Denki Co. Ltd.	5	24
Yamaha Corp.	1	54
Yamaha Motor Co. Ltd.	2	44
Yamato Holdings Co. Ltd.	2	58
Yaskawa Electric Corp.	2	80
Yokogawa Electric Corp.	2	31
Yokohama Rubber Co. Ltd.	1	14
ZOZO, Inc.	1	15
		37,663
France 2.3%
Adevinta ASA - Class B (a)	1	20
Aeroports de Paris (a)	—	18
Alstom (a)	2	75
Amundi	—	28
Arkema	—	46
AtoS SE	1	44
AXA SA	13	340
Biomerieux SA	—	30
BNP Paribas SA	30	1,861
Bollore SA	2	9
Bouygues SA	1	52
Bureau Veritas	2	47
Capgemini SA	18	3,084
Carrefour SA	3	60
Cie de Saint-Gobain	3	181
Cie Generale d'Optique Essilor International SA	2	278
Compagnie Generale des Etablissements Michelin	1	153
Covivio	—	24
Credit Agricole SA	7	105
Danone	4	269
Dassault Aviation SA	—	18
Dassault Systemes SA	1	168
EDENRED	1	74
Eiffage	—	47
Electricite de France	2	31
Engie	10	145
Faurecia	1	37
Gecina SA	—	43
Getlink S.E.	2	38
Hermes International SCA	—	221
Iliad SA	—	17
IPSEN	—	20
Kering SA	—	294
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	443
Legrand SA	2	142
L'Oreal SA	1	528
LVMH Moet Hennessy Louis Vuitton SE	7	4,729

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Orange SA	12	144
Pernod-Ricard SA	1	216
Publicis Groupe SA	1	80
Safran	22	3,041
Sanofi SA	7	647
Sartorius Stedim Biotech	—	56
Schneider Electric SE (a)	47	7,146
SEB SA	—	29
Societe Generale SA	61	1,592
Sodexo SA (a)	—	46
SUEZ	2	49
Teleperformance	—	123
Thales SA	1	61
Total SA	14	667
Ubisoft Entertainment (a)	—	35
Valeo	1	47
Veolia Environnement	3	78
VINCI	52	5,383
Vivendi SA	5	162
Worldline (a)	1	106
		33,427
Netherlands 1.9%
Adyen B.V. (a)	—	387
Aegon NV	10	46
Airbus SE (a)	26	2,996
Akzo Nobel N.V.	26	2,963
argenx SE (a)	—	80
ASML Holding	13	7,939
CNH Industrial N.V. (a)	6	89
GrandVision (a)	—	8
HAL Trust	—	83
Heineken Holding N.V.	1	51
Heineken NV	19	1,956
ING Groep N.V.	182	2,232
JDE Peet's N.V.	—	15
Koninklijke Ahold Delhaize N.V.	6	175
Koninklijke DSM N.V.	1	176
Koninklijke KPN N.V.	20	69
Koninklijke Philips N.V.	5	297
Koninklijke Vopak N.V.	—	19
NN Group N.V.	2	93
NXP Semiconductors N.V.	30	6,008
Prosus N.V. (a)	2	270
Randstad NV	1	50
Royal Dutch Shell PLC - Class A	23	455
Royal Dutch Shell PLC - Class B	21	388
Unibail-Rodamco SE	1	64
Wolters Kluwer NV - Class C	2	133
		27,042
South Korea 1.8%
LG Chem Ltd.	4	2,701
LG Household & Health Care Ltd.	—	603
NCSoft Corp.	1	848
POSCO	6	1,696
Samsung Electronics Co. Ltd.	207	14,980
Shinhan Financial Group Co. Ltd.	29	968
SK Hynix Inc.	20	2,407
S-Oil Corp. (a)	13	914
		25,117
Taiwan 1.7%
Advantech Co. Ltd.	77	956
AU Optronics Corp.	1,323	986
Chailease Holding Company Limited	249	1,725
Eclat Textile Co. Ltd.	38	642
Global Unichip Corp.	58	818
HIWIN Technologies Corp.	55	775
Realtek Semiconductor Corp.	47	821
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41	4,905
Taiwan Semiconductor Manufacturing Co. Ltd.	515	10,723
Taiwan Union Technology Corp.	164	687
Wiwynn Corporation	21	625
		23,663
Germany 1.6%
Adidas AG - Class N	21	6,499
Allianz SE	23	5,953
Aroundtown SA	7	49
BASF SE - Class N	5	436
Bayer AG - Class N	6	356
Bayerische Motoren Werke AG	2	189
Beiersdorf AG	1	59
Brenntag AG - Class N	1	75
Continental AG (a)	1	82
Covestro AG	1	68
Daimler AG - Class N	5	426
Delivery Hero SE (a)	14	1,797
Deutsche Bank Aktiengesellschaft - Class N (a)	12	142
Deutsche Boerse AG - Class N	1	181
Deutsche Lufthansa AG (a)	2	23
Deutsche Post AG - Class N	6	307
Deutsche Telekom AG - Class N	18	373
Dresdner Bank AG (a)	6	35
DW Property Invest GmbH	2	96
E.ON SE - Class N	13	150
Evonik Industries AG	1	27
Fresenius Medical Care AG & Co. KGaA	1	87
Fresenius SE & Co. KGaA	2	105
GEA Group AG	1	39
Hannover Rueck SE - Class N	—	80
HeidelbergCement AG	1	76
Henkel AG & Co. KGaA	1	56
Hochtief AG	—	12
Infineon Technologies AG - Class N	7	318
Kion Group AG	—	41
LANXESS Aktiengesellschaft	—	37
Merck KGaA	1	126
MTU Aero Engines AG - Class N	—	72
Muenchener Rueckversicherungs AG - Class N	1	247
Puma SE	1	52
RWE AG	43	1,695
SAP SE	6	767
Siemens AG - Class N	5	758
Siemens Energy AG (a)	2	82
Symrise AG	1	89
Talanx Aktiengesellschaft	1	23
Telefonica Deutschland Holding AG	3	8
TUI AG - Class N (a) (e)	5	24
Uniper SE	1	20
United Internet AG - Class N	1	26
Vonovia SE	12	809
Zalando SE (a)	1	93
		23,065
Switzerland 1.4%
ABB Ltd. - Class N	11	331
Adecco Group AG - Class N	1	63
Alcon AG	3	200
Baloise Holding AG - Class N	—	55
Barry Callebaut AG - Class N	—	18
Coca-Cola HBC AG	1	44
Compagnie Financiere Richemont SA	3	286
Credit Suisse Group AG - Class N	13	140
EMS-Chemie Holding AG	—	36
Garmin Ltd.	9	1,249
Geberit AG - Class N	—	135
Givaudan SA - Class N	—	178
Glencore PLC	63	245
Julius Bar Gruppe AG - Class N	1	82
Kühne + Nagel International AG	—	82
LafargeHolcim Ltd.	42	2,467
Lindt & Spruengli AG - Class N	—	92
Lonza Group AG	3	1,638
Nestle SA - Class N	49	5,501
Novartis AG - Class N	14	1,204
Partners Group Holding AG	—	136
Roche Holding AG	—	57
Schindler Holding AG - Class N	—	29
SGS SA - Class N	1	1,969

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Sika AG	1	232
Sonova Holding AG	—	82
STMicroelectronics NV	4	143
Straumann Holding AG - Class N	—	82
Swatch Group AG	—	43
Swatch Group AG - Class N	—	19
Swiss Life Holding AG - Class N	—	90
Swiss Re AG	2	159
Swisscom AG - Class N	—	78
Temenos Group AG - Class N	—	54
UBS Group AG	22	340
Vifor Pharma Management AG	—	34
Zurich Insurance Group AG - Class N	5	2,329
		19,922
India 1.2%
Britannia Industries Ltd	20	1,001
HDFC Bank Limited (a)	74	1,513
HDFC Bank Limited - ADR (a)	69	5,392
Housing Development Finance Corp.	95	3,258
Infosys Ltd.	78	1,460
Kotak Mahindra Bank Ltd. (a)	33	794
Maruti Suzuki India Ltd.	8	725
Petronet LNG Limited	338	1,041
Reliance Industries Ltd.	28	760
Shriram Transport Finance Company Limited	45	887
United Spirits Limited (a)	63	483
		17,314
Hong Kong 1.1%
AIA Group Limited	515	6,317
ASM Pacific Technology Ltd.	2	23
Bank of East Asia Ltd.	9	19
Budweiser Brewing Company APAC Limited	289	869
Cathay Pacific Airways Limited (a)	6	6
China Gas Holdings Ltd.	240	985
China Molybdenum Co.,Ltd - Class H	438	268
Chow Tai Fook Jewellery Group Limited	12	19
CK Asset Holdings Limited	14	88
CK Hutchison Holdings Limited	15	120
CK Infrastructure Holdings Limited	5	30
CLP Holdings Ltd.	9	92
Dairy Farm International Holdings Ltd.	2	8
ESR Cayman Limited (a)	6	19
Galaxy Entertainment Group Ltd. (a)	13	118
Hang Lung Properties Ltd.	11	29
Hang Seng Bank Ltd.	5	91
Henderson Land Development Co. Ltd.	8	36
HK Electric Investments Limited	11	11
HKT Trust	20	29
Hong Kong & China Gas Co. Ltd.	62	98
Hong Kong Exchanges & Clearing Ltd.	40	2,352
Hysan Development Co. Ltd.	2	8
Jardine Matheson Holdings Limited	1	92
Jardine Strategic Holdings Limited	1	36
JS Global Lifestyle Company Limited	6	16
Kerry Properties Ltd.	1	2
Link Real Estate Investment Trust	12	107
MTR Corp.	9	51
NagaCorp Ltd.	14	17
New World Development Company Limited	7	38
NWS Holdings Ltd.	8	9
PCCW Ltd.	21	12
Power Assets Holdings Ltd.	8	47
Sands China Ltd. (a)	201	1,009
Sino Land Co.	16	22
SJM Holdings Limited (a)	11	14
Sun Hung Kai Properties Ltd.	9	129
Swire Pacific Limited - Class B	5	6
Swire Pacific Ltd. - Class A	3	23
Swire Properties Limited	6	19
Techtronic Industries Company Limited	103	1,776
Vitasoy International Holdings Ltd.	160	617
WH Group Limited	54	44
Wharf Real Estate Investment Company Limited	11	62
		15,783
Sweden 0.9%
Aktiebolaget Electrolux - Class B	1	40
Aktiebolaget Industrivarden - Class A	1	34
Aktiebolaget Industrivarden - Class C	1	34
Aktiebolaget SKF - Class A	—	4
Aktiebolaget SKF - Class B	98	2,799
Aktiebolaget Volvo - Class A	1	37
Aktiebolaget Volvo - Class B (f)	115	2,920
Alfa Laval AB	2	51
Assa Abloy AB - Class B	6	163
Atlas Copco Aktiebolag - Class A	40	2,466
Atlas Copco Aktiebolag - Class B	2	116
Axfood Aktiebolag (f)	1	12
Boliden AB	2	58
Castellum AB (f)	1	30
Elekta AB (publ) - Class B	2	27
Epiroc Aktiebolag - Class A	4	81
Epiroc Aktiebolag - Class B	2	46
EQT AB (g)	1	40
Ericsson - Class A	—	6
Essity Aktiebolag (publ)	—	6
Essity Aktiebolag (publ) (f)	3	110
Evolution Gaming Group AB (publ)	1	136
Fabege AB	2	21
Fastighets Ab Balder - Class B (a)	1	29
Getinge AB - Class B	1	35
Hennes & Mauritz AB - Class B (a)	4	98
Hexagon Aktiebolag - Class B	2	149
Hexpol AB - Class B	1	17
Holmen Aktiebolag - Class B	1	23
Husqvarna Aktiebolag - Class A	—	2
Husqvarna Aktiebolag - Class B	2	34
ICA Gruppen Aktiebolag	1	26
Intrum AB	—	12
Investmentaktiebolaget Latour - Class B	1	18
Investor AB - Class B	3	207
Investor Aktiebolag - Class A	1	59
Kinnevik AB - Class B (a) (f)	1	67
L E Lundbergforetagen AB - Class B	—	20
Lundin Petroleum AB	1	34
NIBE Industrier AB - Class B	2	63
Saab AB - Class B	—	13
Sandvik AB	6	171
Securitas AB - Class B	2	26
Skandinaviska Enskilda Banken AB - Class A (f)	9	112
Skanska AB - Class B	2	57
SSAB AB - Class A (a)	1	7
SSAB AB - Class B (a)	4	17
Svenska Cellulosa Aktiebolaget SCA - Class A	—	3
Svenska Cellulosa Aktiebolaget SCA - Class B	3	61
Svenska Handelsbanken AB - Class A	188	2,046
Svenska Handelsbanken AB - Class B	—	3
Swedbank AB - Class A	5	93
Swedish Match AB	1	72
Swedish Orphan Biovitrum AB (Publ) (a)	1	21
Tele2 AB - Class B	3	39
Telefonaktiebolaget LM Ericsson - Class B	15	202
Telia Co. AB	14	61
Trelleborg AB - Class B	1	35
		13,169
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	41
A P Moller - Maersk A/S - Class B	—	84
Ambu A/S - Class B	1	45
Carlsberg A/S - Class B	14	2,131
Chr. Hansen Holding A/S (a)	1	53
Coloplast A/S - Class B	1	102
Danske Bank A/S	4	73
Demant A/S (a)	1	25
DSV Panalpina A/S	1	230
Genmab A/S (a)	—	123
GN Store Nord A/S	1	64
H Lundbeck A/S	—	12
Novo Nordisk A/S - Class B (f)	95	6,417

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Novozymes A/S - Class B	1	77
Orsted A/S	13	2,108
Pandora A/S (a)	1	61
Rockwool International A/S - Class A	—	15
Rockwool International A/S - Class B	—	17
Tryg A/S (f)	2	41
Vestas Wind Systems A/S	1	238
		11,957
Australia 0.7%
Afterpay Limited (a)	1	104
AGL Energy Limited	4	26
Alumina Ltd.	13	18
AMP Ltd. (a)	20	19
Ampol Limited	1	27
APA Group	7	52
Aristocrat Leisure Limited	4	96
ASX Ltd.	1	60
Aurizon Holdings Limited	11	31
AusNet Services Holdings Pty Ltd	11	15
Australia & New Zealand Banking Group Ltd.	16	348
Bendigo and Adelaide Bank Ltd.	3	23
BHP Group PLC	105	3,023
BHP Group PLC	17	583
BlueScope Steel Ltd.	3	43
Boral Ltd.	6	25
Brambles Limited	8	68
Challenger Financial Services Group Ltd.	3	16
CIMIC Group Limited (f)	1	7
Coca-Cola Amatil Ltd.	3	29
Cochlear Ltd.	—	60
Coles Group Limited	8	93
Commonwealth Bank of Australia	10	665
Computershare Ltd.	3	37
Crown Resorts Limited	2	18
CSL Ltd.	3	525
DEXUS Funds Management Limited	6	46
Domino's Pizza Enterprises Limited	—	26
Evolution Mining Limited	10	31
Fortescue Metals Group Ltd.	9	145
Goodman Funding Pty Ltd	10	132
GPT Group	11	39
Harvey Norman Holdings Ltd.	3	11
Incitec Pivot Ltd. (a)	11	25
Insurance Australia Group Ltd.	16	56
LendLease Corp. Ltd.	4	39
Macquarie Group Limited	2	226
Magellan Financial Group Ltd	1	28
Medibank Private Limited	16	33
Mirvac Group	22	43
National Australia Bank Ltd.	19	374
Newcrest Mining Ltd.	5	88
Northern Star Resources Ltd.	7	48
Oil Search Ltd.	256	803
Orica Ltd.	2	25
Origin Energy Ltd.	10	36
Qantas Airways Ltd. (a)	5	21
QBE Insurance Group Ltd.	8	61
Ramsay Health Care Ltd.	1	54
REA Group Ltd.	—	31
Reece Limited	2	21
Rio Tinto Ltd.	2	179
Santos Ltd.	11	58
Scentre Group Limited	30	64
SEEK Limited (a)	2	44
Seven Group Holdings Limited (f)	1	13
Sonic Health Care Ltd.	3	73
South32 Limited	28	59
Stockland	14	46
Suncorp Group Ltd.	7	55
Sydney Airport Corporation Limited (a)	8	36
Tabcorp Holdings Ltd.	13	45
Telstra Corp. Ltd.	24	62
TPG Telecom Limited (a)	3	12
Transurban Group	16	159
Treasury Wine Estates Limited	4	33
Vicinity Centres RE Ltd	22	28
Washington H Soul Pattinson & Co. Ltd. (f)	1	17
Wesfarmers Ltd.	6	260
Westpac Banking Corporation	21	390
Wisetech Global Limited	1	20
Woodside Petroleum Ltd.	5	101
Woolworths Group Ltd.	7	225
WorleyParsons Ltd.	2	15
		10,447
Spain 0.7%
Acciona,S.A.	—	21
ACS, Actividades de Construccion y Servicios, S.A.	2	52
AENA, S.M.E., S.A. (a)	—	68
Amadeus IT Group SA	3	182
Banco Bilbao Vizcaya Argentaria, S.A. (a)	38	198
Banco Santander, S.A.	99	338
CaixaBank, S.A.	25	78
Cellnex Telecom, S.A.	26	1,480
Enagas SA	1	31
Endesa SA	2	48
Ferrovial, S.A.	3	75
Grifols, S.A.	2	44
Iberdrola, Sociedad Anonima	326	4,193
Industria de Diseno Textil, S.A.	77	2,543
MAPFRE, S.A.	8	17
Naturgy Energy Group SA	2	48
Red Electrica Corporacion, S.A.	2	44
Repsol SA	8	103
Siemens Gamesa Renewable Energy, S.A.	1	50
Telefonica SA	30	134
		9,747
Russian Federation 0.6%
Fix Price Group Ltd - GDR (a) (c) (g)	65	636
Joint Stock Company "Alrosa" (Public Stock Society)	567	794
Polymetal International PLC	2	31
Public Joint Stock Company "Severstal" - GDR (e)	56	1,127
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	1,457	1,163
Public Joint Stock Society "Sberbank of Russia"	513	1,967
Public Joint Stock Society Oil Company "Lukoil" - ADR	21	1,688
Public Joint Stock Society Oil Company "Rosneft" - GDR (e)	106	799
X5 Retail Group N.V. - GDR (e)	22	722
		8,927
South Africa 0.5%
AngloGold Ashanti Ltd.	16	359
Bid Corporation (a)	27	531
Bidvest Group Ltd.	64	735
Capitec Bank Holdings Ltd. (a)	8	792
Clicks Group Ltd.	67	1,087
FirstRand Ltd. (f)	195	683
MTN Group Ltd. (a)	155	913
Naspers Ltd. - Class N	9	2,068
		7,168
Canada 0.5%
Brookfield Asset Management Inc. - Class A	5	228
Canadian National Railway Company	21	2,430
Canadian Pacific Railway Limited	3	1,043
Fairfax Financial Holdings Limited	1	567
The Toronto-Dominion Bank	40	2,599
		6,867
Mexico 0.4%
America Movil SAB de CV	826	564
Fresnillo PLC	1	13
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	73	763
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	4	788
Grupo Financiero Banorte SAB de CV (a)	358	2,019
Wal - Mart de Mexico, S.A.B. de C.V.	253	799
		4,946

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ireland 0.3%
CRH Plc	4	211
Flutter Entertainment Public Limited Company (a)	1	188
James Hardie Industries Public Limited Company - CDI (a)	3	79
Kerry Group Plc	1	110
Kingspan Group Plc	1	75
Medtronic Public Limited Company	7	777
Ryanair Holdings Plc - ADR (a)	15	1,710
Seagate Technology Public Limited Company	22	1,692
Smurfit Kappa Funding Designated Activity Company	1	70
		4,912
Italy 0.3%
A2A SpA	9	16
Amplifon S.p.A	—	16
Assicurazioni Generali SpA	7	148
Atlantia SpA (a)	3	54
Banca Mediolanum SpA	1	13
Banco BPM Societa' Per Azioni	9	25
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	15
Davide Campari-Milano S.p.A.	2	27
DiaSorin S.p.A.	—	18
Enel SpA	44	440
ENI SpA	15	179
Exor Nederland N.V.	1	55
Ferrari N.V.	6	1,169
Ferrari N.V.	1	153
Finecobank Banca Fineco SPA (a)	3	57
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	11
Hera S.p.A.	5	17
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	21
Intesa Sanpaolo SpA	100	271
Leonardo S.p.A.	3	22
Mediobanca SpA (a)	4	47
Moncler S.p.A.	1	65
Nexi S.p.A. (a)	2	36
Pirelli & C. S.p.A.	3	15
Poste Italiane - Societa' Per Azioni	3	33
Prysmian S.p.A.	2	50
Recordati Industria Chimica E Farmaceutica S.p.A.	1	31
Salvatore Ferragamo. S.p.A. (a) (f)	—	7
Snam Rete Gas SpA	12	67
Telecom Italia SpA	66	36
Terna – Rete Elettrica Nazionale S.p.A.	8	61
UniCredit S.p.A.	159	1,677
UnipolSai Assicurazioni S.p.A.	3	8
		4,860
Brazil 0.3%
Gerdau SA - ADR	136	725
Localiza Rent A Car S/A (a)	63	672
Lojas Renner S/A. (a)	159	1,204
Magazine Luiza S.A.	129	458
Porto Seguro S.A.	85	708
Raia Drogasil S.A. (a)	131	584
		4,351
Indonesia 0.3%
Bank Rakyat Indonesia Persero Tbk PT	2,144	653
PT. Bank Central Asia Tbk	1,407	3,021
Telekomunikasi Indonesia (Persero), PT TBK	2,625	619
		4,293
Thailand 0.3%
PTT Exploration And Production Public Company Limited	335	1,226
Siam Cement PCL	52	672
Siam Commercial Bank PCL - NVDR	245	881
Thai Oil Public Company Limited	589	1,151
		3,930
Singapore 0.3%
Ascendas REIT	18	41
CapitaLand Ltd.	14	40
CapitaMall Trust	26	42
City Developments Ltd.	3	16
ComfortDelgro Corp. Ltd.	12	15
DBS Group Holdings Ltd.	10	221
Genting Singapore Limited	32	22
Great Eastern Holdings Limited	2	29
Jardine Cycle & Carriage Ltd.	—	2
Keppel Corporation Limited	8	33
Mapletree Commercial Trust Management Ltd. (e)	12	20
Mapletree North Asia Commercial Trust Management Ltd.	10	8
Olam International Limited	3	4
Oversea-Chinese Banking Corporation Limited	23	201
SEA, Ltd. - Class A - ADR (a)	12	2,737
Sembcorp Industries Ltd	5	7
Singapore Airlines Ltd. (a)	7	30
Singapore Airport Terminal Services Ltd. (a)	4	12
Singapore Exchange Ltd.	5	36
Singapore Technologies Engineering Ltd.	9	25
Singapore Telecommunications Limited	45	82
Suntec Real Estate Investment Trust	2	2
United Overseas Bank Ltd.	9	167
UOL Group Ltd.	3	16
Venture Corp. Ltd.	2	24
Wilmar International Limited	16	66
		3,898
Finland 0.2%
Elisa Oyj	1	52
Fortum Oyj	2	67
Huhtamaki Oyj	1	25
Kesko Oyj - Class A	—	13
Kesko Oyj - Class B	2	48
Kone Corporation	27	2,185
Konecranes Abp	—	16
Neles Finland Oy	1	9
Neste Oyj	2	131
Nokia Oyj (a)	32	129
Nokian Renkaat Oyj	1	27
Nordea Bank ABP	19	192
Orion Oyj - Class A	—	7
Orion Oyj - Class B	1	24
Sampo Oyj - Class A	3	139
Stora Enso Oyj - Class A	—	1
Stora Enso Oyj - Class R	3	65
UPM-Kymmene Oyj	3	110
Wartsila Oyj	3	29
		3,269
Belgium 0.2%
Ackermans	—	20
ageas SA/NV	1	72
Anheuser-Busch InBev	5	305
Colruyt SA	—	21
Elia Group	—	21
Galapagos (a)	—	21
Groupe Bruxelles Lambert SA	1	70
KBC Groep NV	34	2,488
Proximus	1	19
Sofina	—	31
Solvay SA	—	52
Telenet Group Holding	—	4
UCB SA	1	69
Umicore	1	61
		3,254
Bermuda 0.2%
Credicorp Ltd.	18	2,510
Austria 0.1%
Andritz AG	—	18
BAWAG Group AG	—	21
Erste Group Bank AG	48	1,643
EVN AG	—	2
OMV AG	1	52
Raiffeisen Bank International AG	1	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Strabag SE	—	3
Telekom Austria Aktiengesellschaft	1	5
Verbund AG	—	28
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	5
Voestalpine AG	1	26
		1,820
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a)	10	638
Allegro.eu SA (a)	45	639
		1,277
Cyprus 0.1%
TCS Group Holding PLC - GDR (e)	16	934
Argentina 0.1%
MercadoLibre S.R.L (a)	1	791
Norway 0.1%
Aker ASA	1	18
Aker ASA	—	10
DNB Bank ASA	5	108
Equinor ASA	6	120
Gjensidige Forsikring ASA	2	44
Leroy Seafood Group ASA	1	11
Mowi ASA	3	64
Norsk Hydro ASA	8	50
Orkla ASA	5	45
SalMar ASA	—	13
Schibsted ASA - Class A	—	19
Schibsted ASA - Class B	1	21
Storebrand ASA	3	34
Subsea 7 S.A. (a)	1	13
Telenor ASA	4	65
Yara International ASA	1	51
		686
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	35	565
Israel 0.0%
Azrieli Group Ltd.	—	15
Bank Hapoalim BM	6	50
Bank Leumi Le-Israel BM	8	55
Bezeq Israeli Telecommunication Corp. Ltd.	12	12
Elbit Systems Ltd.	—	20
Israel Chemicals Ltd.	4	23
Israel Discount Bank Ltd.	7	28
Mizrahi Tefahot Bank Ltd.	1	18
Nice Ltd. (a)	—	76
Teva Pharmaceutical Industries Ltd (a)	6	72
		369
New Zealand 0.0%
a2 Milk Co. Ltd. (a) (f)	4	26
Auckland International Airport Limited (a)	7	38
Contact Energy Limited	4	22
Fisher & Paykel Healthcare Corp.	3	74
Fletcher Building Ltd.	4	19
Mercury NZ Limited	4	20
Meridian Energy Limited	7	27
Ryman Healthcare Ltd.	2	25
Spark New Zealand Ltd.	11	35
		286
Luxembourg 0.0%
ArcelorMittal	4	116
Eurofins Scientific SE	1	67
Millicom International Cellular SA - SDR (a)	1	22
RTL Group SA (a)	—	6
Tenaris SA	3	31
		242
Portugal 0.0%
EDP Renovaveis, S.A.	1	30
Energias de Portugal SA	16	91
Galp Energia, SGPS, S.A.	3	30
Jeronimo Martins, SGPS, S.A.	1	24
		175
Chile 0.0%
Antofagasta PLC	2	55
Macau 0.0%
MGM China Holdings Limited (a)	4	8
Wynn Macau, Limited (a)	8	16
		24
United Arab Emirates 0.0%
Mediclinic International PLC (a)	5	19
Total Common Stocks (cost $856,036)		953,850
CORPORATE BONDS AND NOTES 17.0%
United States of America 14.2%
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (g)	105	109
Adient US LLC
7.00%, 05/15/26 (g)	7	7
AECOM
5.13%, 03/15/27	335	364
Albertsons Companies, Inc.
5.75%, 03/15/25	38	39
Alcoa Nederland Holding B.V.
7.00%, 09/30/26 (g)	200	211
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	155	164
Allison Transmission, Inc.
5.88%, 06/01/29 (g)	310	339
3.75%, 01/30/31 (g)	168	163
Ally Financial Inc.
5.75%, 11/20/25	515	585
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (f) (g)	200	214
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	265	272
6.50%, 04/01/27 (f)	285	297
American Tower Corporation
3.70%, 10/15/49	70	71
3.10%, 06/15/50	700	644
2.95%, 01/15/51	494	438
AmeriGas Partners, L.P.
5.50%, 05/20/25	295	321
AMN Healthcare, Inc.
4.00%, 04/15/29 (g)	900	898
ANGI Group, LLC
3.88%, 08/15/28 (g)	6	6
Antero Midstream Partners LP
5.38%, 09/15/24	480	484
Antero Resources Corporation
5.63%, 06/01/23	275	276
Apache Corporation
4.63%, 11/15/25	323	333
4.88%, 11/15/27	35	36
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (g)	195	201
Arconic Corporation
6.00%, 05/15/25 (g)	310	334
6.13%, 02/15/28 (g)	250	266
Ashland LLC
6.88%, 05/15/43	150	187
Avantor Funding, Inc.
4.63%, 07/15/28 (g)	420	439
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (f) (g)	215	223
B&G Foods, Inc.
5.25%, 04/01/25	130	134
Ball Corporation
2.88%, 08/15/30	719	693
Bausch Health Companies Inc.
9.25%, 04/01/26 (g)	1,070	1,184
8.50%, 01/31/27 (g)	300	332
Becton, Dickinson and Company
4.69%, 12/15/44	196	233
4.67%, 06/06/47	50	60
3.79%, 05/20/50	520	552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	220	233
Block Financial LLC
3.88%, 08/15/30 (h)	460	475
Boise Cascade Company
4.88%, 07/01/30 (g)	150	157
Boyd Gaming Corporation
6.38%, 04/01/26	180	186
Broadcom Inc.
5.00%, 04/15/30	72	82
4.15%, 11/15/30	211	228
4.30%, 11/15/32	203	221
3.75%, 02/15/51 (g)	915	881
Buckeye Partners, L.P.
4.13%, 03/01/25 (g)	316	323
4.13%, 12/01/27	85	84
5.85%, 11/15/43	393	383
5.60%, 10/15/44	375	361
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	116	125
Calpine Corporation
5.13%, 03/15/28 (g)	412	415
3.75%, 03/01/31 (g)	1,562	1,489
Carrier Global Corporation
3.38%, 04/05/40	64	64
3.58%, 04/05/50	149	147
CCO Holdings, LLC
5.13%, 05/01/27 (g)	529	559
5.00%, 02/01/28 (g)	1,240	1,312
4.75%, 03/01/30 (g)	250	259
4.25%, 02/01/31 (g)	1,851	1,855
4.50%, 05/01/32 (g)	1,196	1,211
CDK Global, Inc.
4.88%, 06/01/27	280	293
CDW Finance Corporation
4.25%, 04/01/28	312	323
Cedar Fair, L.P.
5.25%, 07/15/29	185	190
Centene Corporation
4.63%, 12/15/29	1,025	1,107
3.00%, 10/15/30	682	678
Centene Escrow I Corporation
5.38%, 06/01/26 (g)	205	214
Central Garden & Pet Company
4.13%, 10/15/30	1,276	1,289
CenturyLink, Inc.
7.50%, 04/01/24	195	219
6.88%, 01/15/28	162	180
7.60%, 09/15/39	1,194	1,367
CF Industries, Inc.
5.15%, 03/15/34	790	903
4.95%, 06/01/43	1,183	1,355
5.38%, 03/15/44	957	1,135
Charter Communications Operating, LLC
3.70%, 04/01/51	945	884
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (g)	83	85
Cheniere Energy, Inc.
4.50%, 10/01/29	410	426
Choice Hotels International, Inc.
3.70%, 01/15/31 (h)	672	707
Churchill Downs Incorporated
4.75%, 01/15/28 (g)	130	135
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	355	366
Cinemark USA, Inc.
4.88%, 06/01/23	115	114
8.75%, 05/01/25 (g)	230	252
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	586	589
7.75%, 04/15/28 (g)	143	142
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	185	193
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (f) (g)	166	166
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	216	228
Commscope Finance LLC
6.00%, 03/01/26 (g)	685	722
8.25%, 03/01/27 (g)	160	171
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	120	126
6.00%, 01/15/29 (g)	60	64
4.75%, 02/15/31 (g)	385	376
Comstock Escrow Corporation
9.75%, 08/15/26	517	562
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	138	144
Conagra Brands, Inc.
8.25%, 09/15/30	154	220
5.30%, 11/01/38	208	257
5.40%, 11/01/48	150	192
Constellation Brands, Inc.
4.50%, 05/09/47	200	228
4.10%, 02/15/48	55	59
5.25%, 11/15/48	167	212
3.75%, 05/01/50	149	156
Continental Resources, Inc.
5.00%, 09/15/22	163	163
4.38%, 01/15/28	87	91
4.90%, 06/01/44	1,314	1,314
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (g)	80	80
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	215	211
Crown Castle International Corp.
4.75%, 05/15/47	183	211
5.20%, 02/15/49	177	216
4.00%, 11/15/49	217	225
4.15%, 07/01/50	68	73
3.25%, 01/15/51	149	138
CSC Holdings, LLC
5.50%, 04/15/27 (g)	200	210
5.38%, 02/01/28 (g)	200	210
5.75%, 01/15/30 (g)	385	406
4.13%, 12/01/30 (g)	1,215	1,205
3.38%, 02/15/31 (g)	1,278	1,203
Darden Restaurants, Inc.
4.55%, 02/15/48	150	159
DaVita Inc.
4.63%, 06/01/30 (g)	450	458
DCP Midstream Operating, LP
5.38%, 07/15/25	495	537
Dell Inc.
6.50%, 04/15/38	778	952
Delta Air Lines, Inc.
4.38%, 04/19/28	1,484	1,538
3.75%, 10/28/29	1,543	1,511
Devon Energy Corporation
5.00%, 06/15/45	785	858
Diamond Finance International Limited
8.10%, 07/15/36 (g) (h)	186	273
8.35%, 07/15/46 (g) (h)	150	229
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	251	181
Discovery Communications, LLC
5.00%, 09/20/37	210	246
4.88%, 04/01/43	191	220
5.20%, 09/20/47	186	219
5.30%, 05/15/49	62	74
4.65%, 05/15/50	205	225
4.00%, 09/15/55 (g)	150	148
DISH DBS Corporation
5.88%, 11/15/24	770	806
7.75%, 07/01/26	805	889
Eastman Chemical Company
4.65%, 10/15/44	778	902
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	385	407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Edison International
4.13%, 03/15/28	150	161
Elanco Animal Health
5.90%, 08/28/28 (h) (i)	1,059	1,199
Embarq Corporation
8.00%, 06/01/36	1,086	1,249
Emera US Holdings Inc.
4.75%, 06/15/46	171	191
Emergent BioSolutions Inc.
3.88%, 08/15/28 (g)	270	265
Enable Midstream Partners, LP
5.00%, 05/15/44 (i)	150	148
Encompass Health Corporation
4.50%, 02/01/28	310	317
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	525	541
Energy Transfer LP
6.13%, 12/15/45	68	78
5.30%, 04/15/47	25	26
6.00%, 06/15/48	214	245
6.25%, 04/15/49	149	176
5.00%, 05/15/50	472	489
EnerSys
4.38%, 12/15/27 (g)	500	512
Enlink Midstream, LLC
4.15%, 06/01/25	340	332
5.38%, 06/01/29	904	845
5.60%, 04/01/44	702	581
5.05%, 04/01/45	1,794	1,380
5.45%, 06/01/47	1,536	1,238
EPR Properties
4.75%, 12/15/26	150	158
4.50%, 06/01/27	150	154
4.95%, 04/15/28	1,431	1,469
3.75%, 08/15/29	669	636
EQM Midstream Partners, LP
4.75%, 07/15/23	27	28
6.00%, 07/01/25 (g)	435	468
4.50%, 01/15/29 (g)	102	99
4.75%, 01/15/31 (g)	102	99
6.50%, 07/15/48	564	563
EQT Corporation
7.63%, 02/01/25 (h) (i)	360	413
Equinix, Inc.
3.00%, 07/15/50	85	75
2.95%, 09/15/51	620	544
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	120	122
4.63%, 10/01/27 (g)	170	180
Expedia Group, Inc.
3.25%, 02/15/30	716	720
FirstEnergy Corp.
4.40%, 07/15/27 (h) (i)	275	297
2.25%, 09/01/30	246	228
7.38%, 11/15/31	175	234
5.35%, 07/15/47 (h) (i)	893	1,005
3.40%, 03/01/50	1,584	1,400
FirstEnergy Transmission, LLC
5.45%, 07/15/44 (g)	212	245
4.55%, 04/01/49 (g)	1,018	1,079
Fluor Corporation
4.25%, 09/15/28 (f)	1,351	1,369
FMC Corporation
4.50%, 10/01/49	194	220
Ford Motor Credit Company LLC
4.69%, 06/09/25	285	303
5.13%, 06/16/25	250	270
4.39%, 01/08/26	495	522
4.54%, 08/01/26	780	825
4.13%, 08/17/27	265	273
4.00%, 11/13/30	202	200
Foresight Energy LLC
0.00%, 04/01/23 (a) (g) (j)	145	—
Freeport-McMoRan Inc.
4.38%, 08/01/28	300	318
4.25%, 03/01/30	300	320
5.40%, 11/14/34	1,195	1,424
5.45%, 03/15/43	986	1,185
Frontier Communications Corporation
5.88%, 10/15/27 (g)	204	216
Gartner, Inc.
3.75%, 10/01/30 (g)	320	317
General Motors Company
5.15%, 04/01/38	194	223
6.25%, 10/02/43	216	276
5.20%, 04/01/45	187	215
6.75%, 04/01/46	150	203
5.40%, 04/01/48	227	268
5.95%, 04/01/49	181	230
Genesis Energy, L.P.
7.75%, 02/01/28	250	250
Global Payments Inc.
4.15%, 08/15/49	700	764
GLP Financing, LLC
4.00%, 01/15/30 - 01/15/31	886	919
Graphic Packaging International, LLC
3.50%, 03/01/29 (g)	85	83
Griffon Corporation
5.75%, 03/01/28	255	271
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	265	263
Hasbro, Inc.
3.90%, 11/19/29 (h)	224	241
6.35%, 03/15/40	57	73
5.10%, 05/15/44	150	168
Hat Holdings I LLC
3.75%, 09/15/30 (g)	127	123
HCA Inc.
5.63%, 09/01/28	1,290	1,483
5.88%, 02/01/29	400	466
3.50%, 09/01/30	1,466	1,477
5.50%, 06/15/47	294	365
5.25%, 06/15/49	75	92
7.50%, 11/15/95	966	1,321
Herc Holdings Inc.
5.50%, 07/15/27 (g)	315	335
Hertz Vehicle Financing II LP
0.00%, 10/15/24 - 08/01/26 (a) (g) (j)	790	785
Hess Corporation
5.80%, 04/01/47	792	949
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (g)	86	85
4.88%, 01/15/30	380	403
4.00%, 05/01/31 (g)	51	51
Howmet Aerospace Inc.
5.90%, 02/01/27	985	1,123
5.95%, 02/01/37	1,265	1,525
Hughes Satellite Systems Corporation
5.25%, 08/01/26	295	326
Hyatt Hotels Corporation
4.38%, 09/15/28	59	63
5.75%, 04/23/30 (h)	149	174
Icahn Enterprises L.P.
4.75%, 09/15/24	380	395
5.25%, 05/15/27	950	979
iHeartCommunications, Inc.
8.38%, 05/01/27	230	247
5.25%, 08/15/27 (g)	280	288
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (g)	390	406
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	41
4.40%, 01/26/26, CAD	490	447
Ipalco Enterprises Inc
4.25%, 05/01/30 (g)	426	466
IQVIA Inc.
5.00%, 05/15/27 (g)	360	380
Iron Mountain Incorporated
4.88%, 09/15/27 (g)	400	410
4.88%, 09/15/29 (g)	150	152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
5.25%, 07/15/30 (g)	650	670
4.50%, 02/15/31 (g)	1,433	1,416
5.63%, 07/15/32 (g)	1,340	1,400
J2 Cloud Services, LLC
4.63%, 10/15/30 (g)	1,196	1,211
Jabil Inc.
3.00%, 01/15/31	698	695
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	275	281
KB Home
4.80%, 11/15/29	1,100	1,155
Kennedy-Wilson, Inc.
4.75%, 03/01/29	160	164
Kohl's Corporation
5.55%, 07/17/45	950	1,081
Kraft Heinz Foods Company
4.63%, 01/30/29	710	796
5.20%, 07/15/45	150	174
4.38%, 06/01/46	1,273	1,337
4.88%, 10/01/49	1,331	1,503
5.50%, 06/01/50	1,219	1,496
L Brands, Inc.
7.50%, 06/15/29	145	165
6.88%, 11/01/35	232	276
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	270	289
10.50%, 07/15/27 (g)	160	178
Lamar Media Corp.
4.00%, 02/15/30	1,170	1,167
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	1,429	1,541
Las Vegas Sands Corp.
3.90%, 08/08/29	150	154
Legacy Vulcan Corp.
4.50%, 06/15/47	50	57
Leidos, Inc.
4.38%, 05/15/30 (g)	490	544
2.30%, 02/15/31 (g)	147	139
Level 3 Financing, Inc.
5.25%, 03/15/26	320	330
4.63%, 09/15/27 (g)	870	895
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	245	272
4.75%, 10/15/27 (g)	200	201
Lumen Technologies Inc.
7.65%, 03/15/42	1,194	1,359
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	1,126	1,422
Macy's, Inc.
8.38%, 06/15/25 (g)	250	277
Marathon Oil Corporation
6.80%, 03/15/32	70	87
6.60%, 10/01/37	150	187
5.20%, 06/01/45	238	263
Marriott International, Inc.
3.50%, 10/15/32 (h)	150	155
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	405	423
Masco Corporation
4.50%, 05/15/47	150	172
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (g)	320	324
7.25%, 04/15/25 (g)	185	185
Meredith Corporation
6.88%, 02/01/26	458	471
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	430	462
5.75%, 02/01/27	435	480
4.50%, 01/15/28	150	155
MGM Resorts International
5.50%, 04/15/27	1,375	1,478
4.75%, 10/15/28	900	929
Molina Healthcare, Inc.
3.88%, 11/15/30 (g)	45	46
Molson Coors Beverage Company
5.00%, 05/01/42	63	73
4.20%, 07/15/46	149	155
MOS Holdings Inc.
5.63%, 11/15/43	400	502
Motorola Solutions, Inc.
2.30%, 11/15/30	490	463
MPT Operating Partnership, L.P.
5.00%, 10/15/27	250	263
MSCI Inc.
4.00%, 11/15/29 (g)	275	283
Murphy Oil Corp.
6.38%, 12/01/42 (h) (i)	598	550
Mylan Inc
5.40%, 11/29/43	183	218
5.20%, 04/15/48	150	176
Mylan N.V.
5.25%, 06/15/46	222	261
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (g)	160	161
NCR Corporation
5.00%, 10/01/28 (g)	123	124
5.13%, 04/15/29 (g)	90	91
6.13%, 09/01/29 (g)	445	472
Netflix, Inc.
5.88%, 11/15/28	150	182
6.38%, 05/15/29	150	187
5.38%, 11/15/29 (g)	279	330
4.88%, 06/15/30 (g)	1,206	1,388
Newell Brands Inc.
4.70%, 04/01/26 (h) (i)	395	436
5.88%, 04/01/36 (h) (i)	115	140
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	400	420
NGL Energy Operating LLC
7.50%, 02/01/26 (g)	69	71
Nielsen Finance LLC
5.63%, 10/01/28 (g)	295	310
Nordstrom, Inc.
4.00%, 03/15/27	435	445
6.95%, 03/15/28	707	802
4.38%, 04/01/30 (f)	1,473	1,506
5.00%, 01/15/44	1,555	1,510
Novelis Corporation
4.75%, 01/30/30 (g)	200	206
NRG Energy, Inc.
7.25%, 05/15/26	390	406
3.63%, 02/15/31 (g)	85	83
NuStar Logistics, L.P.
5.75%, 10/01/25	105	112
6.38%, 10/01/30	105	114
Occidental Petroleum Corporation
8.00%, 07/15/25	324	372
5.88%, 09/01/25	123	131
8.50%, 07/15/27	200	237
6.38%, 09/01/28	123	135
8.88%, 07/15/30	229	289
6.63%, 09/01/30	123	138
Olin Corporation
5.63%, 08/01/29	80	86
ONEOK Partners, L.P.
6.20%, 09/15/43	50	60
ONEOK, Inc.
7.15%, 01/15/51	148	199
Oshkosh Corporation
3.10%, 03/01/30	673	693
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	265	269
Owens Corning
3.88%, 06/01/30	10	11
4.30%, 07/15/47	55	60
4.40%, 01/30/48	155	170
Pacific Gas And Electric Company
5.00%, 07/01/28	400	423
4.50%, 07/01/40	96	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.30%, 08/01/40	6	5
4.45%, 04/15/42	150	149
4.60%, 06/15/43	30	30
4.75%, 02/15/44	229	234
4.30%, 03/15/45	202	196
4.00%, 12/01/46	227	211
3.95%, 12/01/47	241	222
4.95%, 07/01/50	149	153
3.50%, 08/01/50	80	70
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (g)	495	526
PBF Holding Company LLC
9.25%, 05/15/25 (g)	166	170
Penske Automotive Group, Inc.
5.50%, 05/15/26	295	304
Performance Food Group, Inc.
5.50%, 10/15/27 (g)	265	277
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	492
PetSmart, Inc.
4.75%, 02/15/28 (g)	430	440
Phillips 66 Partners LP
4.68%, 02/15/45	219	232
4.90%, 10/01/46	689	755
Pilgrim's Pride Corporation
5.88%, 09/30/27 (g)	155	166
Plains All American Pipeline, L.P.
6.65%, 01/15/37	149	174
4.90%, 02/15/45	1,047	1,023
Post Holdings, Inc.
5.50%, 12/15/29 (g)	515	552
Prestige Brands, Inc.
5.13%, 01/15/28 (g)	210	220
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	155	161
PulteGroup, Inc.
7.88%, 06/15/32	492	692
6.00%, 02/15/35	150	189
Quicken Loans Inc.
5.25%, 01/15/28 (g)	250	264
Quicken Loans, LLC
3.63%, 03/01/29 (g)	70	68
3.88%, 03/01/31 (g)	70	68
QVC, Inc.
4.75%, 02/15/27	950	987
4.38%, 09/01/28	14	14
5.45%, 08/15/34	710	717
5.95%, 03/15/43	127	125
Radian Group Inc.
4.88%, 03/15/27	850	895
Range Resources Corporation
9.25%, 02/01/26	295	320
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	265	260
RHP Hotel Properties, LP
4.75%, 10/15/27	275	282
Rite Aid Corporation
8.00%, 11/15/26 (g)	510	536
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	150	179
Safeway Inc.
4.63%, 01/15/27 (g)	420	435
3.50%, 03/15/29 (g)	179	170
4.88%, 02/15/30 (g)	560	575
SBA Communications Corporation
3.88%, 02/15/27	185	189
3.13%, 02/01/29 (g)	100	96
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	240	249
Scripps Escrow II, Inc.
3.88%, 01/15/29 (g)	220	216
Seagate HDD Cayman
5.75%, 12/01/34	1,282	1,454
Sealed Air Corporation
6.88%, 07/15/33 (g)	700	861
Sensata Technologies, Inc.
3.75%, 02/15/31 (g)	1,223	1,207
Service Corporation International
5.13%, 06/01/29	350	376
Sinclair Television Group, Inc.
4.13%, 12/01/30 (g)	280	270
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	305	319
5.50%, 07/01/29 (g)	340	368
4.13%, 07/01/30 (g)	400	400
Six Flags Operations Inc.
5.50%, 04/15/27 (f) (g)	230	238
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	240	259
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	178	190
SLM Corporation
6.13%, 03/25/24	255	270
Southwestern Energy Co.
6.45%, 01/23/25 (h) (i)	275	296
Spectrum Brands, Inc.
5.00%, 10/01/29 (g)	245	259
5.50%, 07/15/30 (g)	300	321
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	158	219
6.75%, 06/15/39	166	222
5.88%, 11/15/40	196	243
5.50%, 09/01/41	53	63
4.50%, 09/15/42	150	160
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	215	231
Springleaf Finance Corporation
6.63%, 01/15/28	1,050	1,191
5.38%, 11/15/29	1,314	1,399
Sprint Corporation
7.63%, 02/15/25	950	1,133
8.75%, 03/15/32	1,266	1,871
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	340	362
Standard Industries Inc.
4.75%, 01/15/28 (g)	560	580
Staples, Inc.
7.50%, 04/15/26 (g)	435	460
10.75%, 04/15/27 (g)	220	217
Steel Dynamics, Inc.
3.25%, 10/15/50	150	140
Steelcase Inc.
5.13%, 01/18/29	150	175
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	220	235
Sunoco LP
6.00%, 04/15/27	270	282
Targa Resource Corporation
5.88%, 04/15/26	185	194
5.00%, 01/15/28	245	255
5.50%, 03/01/30	170	178
4.88%, 02/01/31 (g)	203	206
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	500	551
5.13%, 08/01/30 (g)	1,196	1,270
TEGNA Inc.
4.63%, 03/15/28	160	163
Teleflex Incorporated
4.63%, 11/15/27	325	346
Tempur Sealy International, Inc.
5.50%, 06/15/26	460	477
Tenet Healthcare Corporation
7.50%, 04/01/25 (g)	125	135
5.13%, 05/01/25	410	416
6.25%, 02/01/27 (g)	1,005	1,061
The ADT Security Corporation
4.13%, 06/15/23	160	166
The Boeing Company
6.88%, 03/15/39	80	107
5.71%, 05/01/40 (h)	88	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.38%, 06/15/46	40	36
3.85%, 11/01/48	209	203
3.90%, 05/01/49	213	209
3.75%, 02/01/50	240	229
5.81%, 05/01/50 (h)	24	30
3.83%, 03/01/59	57	53
3.95%, 08/01/59	255	245
5.93%, 05/01/60 (h)	150	192
The Chemours Company
7.00%, 05/15/25 (f)	430	442
The Gap, Inc.
8.88%, 05/15/27 (g)	305	356
T-Mobile USA, Inc.
2.25%, 02/15/26	80	80
4.75%, 02/01/28	955	1,018
4.38%, 04/15/40 (g)	185	205
3.00%, 02/15/41 (g)	238	221
4.50%, 04/15/50 (g)	198	221
3.30%, 02/15/51 (g)	85	79
3.60%, 11/15/60 (g)	150	144
Topaz Solar Farms LLC
5.75%, 09/30/39 (g)	617	704
TransDigm Inc.
6.25%, 03/15/26 (g)	455	482
Triumph Group, Inc.
7.75%, 08/15/25	165	166
Twitter, Inc.
3.88%, 12/15/27 (g)	7	7
United Rentals (North America), Inc.
5.50%, 05/15/27	310	331
4.88%, 01/15/28	305	321
5.25%, 01/15/30	150	163
4.00%, 07/15/30	150	153
United Rentals, Inc.
3.88%, 02/15/31	532	535
United States Cellular Corporation
6.70%, 12/15/33	726	881
Uniti Group Inc.
7.88%, 02/15/25 (g)	200	216
Universal Health Services, Inc.
2.65%, 10/15/30 (g)	485	469
Upjohn Inc.
3.85%, 06/22/40 (g)	670	686
4.00%, 06/22/50 (g)	10	10
Valvoline, Inc.
4.25%, 02/15/30 (g)	150	153
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (g)	200	209
VICI Properties Inc.
3.75%, 02/15/27 (g)	210	210
4.13%, 08/15/30 (g)	370	373
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	405	421
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	379	414
Western Digital Corporation
4.75%, 02/15/26	155	171
Western Midstream Operating, LP
4.00%, 07/01/22	180	184
4.35%, 02/01/25 (h) (i)	100	104
5.45%, 04/01/44	475	487
5.30%, 03/01/48	510	508
5.50%, 08/15/48	844	830
6.50%, 02/01/50 (h) (i)	506	547
WMG Acquisition Corp.
3.88%, 07/15/30 (g)	957	966
3.00%, 02/15/31 (g)	976	928
Wolverine Escrow LLC
9.00%, 11/15/26 (g)	223	223
WPX Energy, Inc.
4.50%, 01/15/30	374	403
Wyndham Destinations, Inc.
6.00%, 04/01/27 (h) (i)	155	172
4.63%, 03/01/30 (g)	625	647
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	580	612
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	1,372	1,421
XPO Logistics, Inc.
6.75%, 08/15/24 (g)	305	320
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	225	238
3.63%, 03/15/31	195	187
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	190	187
		204,196
Canada 0.7%
Bausch Health Companies Inc.
5.00%, 01/30/28 (g)	1,215	1,239
5.00%, 02/15/29 (g)	212	211
5.25%, 02/15/31 (g)	170	169
Bombardier Inc.
7.50%, 03/15/25 (g)	245	241
Cenovus Energy Inc.
5.40%, 06/15/47	370	410
Clarios Global LP
6.75%, 05/15/25 (g)	370	395
Garda World Security Corporation
4.63%, 02/15/27 (g)	100	100
GFL Environmental Inc.
3.75%, 08/01/25 (g)	320	325
MEG Energy Corp.
6.50%, 01/15/25 (g)	375	387
Methanex Corporation
5.13%, 10/15/27	489	502
5.25%, 12/15/29	1,268	1,309
5.65%, 12/01/44	865	860
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (g)	510	527
Ontario Teachers' Finance Trust
1.10%, 10/19/27, CAD (g)	297	227
Open Text Corporation
4.13%, 02/15/30 (g)	130	132
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (g)	129	131
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	275	288
Teck Resources Limited
6.13%, 10/01/35	402	491
6.00%, 08/15/40	212	255
6.25%, 07/15/41	186	228
5.20%, 03/01/42	71	78
5.40%, 02/01/43	150	170
Videotron ltee
5.13%, 04/15/27 (g)	565	597
		9,272
Luxembourg 0.3%
Altice Financing S.A.
5.00%, 01/15/28 (g)	330	326
Altice France S.A.
6.00%, 02/15/28 (g)	370	365
ArcelorMittal
7.25%, 10/15/39 (h) (i)	377	515
7.00%, 03/01/41 (h) (i)	345	471
Telecom Italia Capital
7.20%, 07/18/36	1,094	1,381
7.72%, 06/04/38	1,063	1,416
		4,474
Netherlands 0.3%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (g)	365	397
American Airlines, Inc.
5.50%, 04/20/26 (g)	177	184
5.75%, 04/20/29 (g)	153	162
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	210	216
5.25%, 08/15/27 (g)	525	535

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	335	350
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	635
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	1,459	1,528
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	200	210
		4,217
South Korea 0.2%
Korea Electric Power Corp
0.75%, 01/27/26 (g)	755	732
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,585
2.63%, 05/26/26	1,050	1,120
		3,437
United Kingdom 0.2%
Marks and Spencer P.L.C.
7.13%, 12/01/37 (f) (g)	150	172
Rolls-Royce Plc
5.75%, 10/15/27 (g)	1,432	1,523
Royalty Pharma PLC
2.20%, 09/02/30 (g)	146	140
3.30%, 09/02/40 (g)	87	84
3.55%, 09/02/50 (g)	150	144
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (g)	400	426
4.50%, 08/15/30 (g)	800	807
		3,296
Cayman Islands 0.2%
Seagate HDD Cayman
4.09%, 06/01/29 (g)	226	231
4.13%, 01/15/31 (g)	1,444	1,467
3.38%, 07/15/31 (g)	216	208
Wynn Macau, Limited
4.88%, 10/01/24 (g)	275	279
		2,185
France 0.2%
Altice France S.A.
7.38%, 05/01/26 (g)	750	780
Dexia Credit Local
1.25%, 10/27/25, EUR (e)	1,000	1,253
		2,033
Italy 0.1%
Telecom Italia SpA
6.38%, 11/15/33	235	277
6.00%, 09/30/34	1,221	1,384
		1,661
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	407	462
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	1,000	1,111
		1,573
Finland 0.1%
Nokia Oyj
6.63%, 05/15/39	1,146	1,402
Spain 0.1%
Telefonica Emisiones, S.A.U.
4.90%, 03/06/48	1,017	1,149
5.52%, 03/01/49	179	220
		1,369
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (e)	1,000	1,201
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	1,179
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (k)	70	83
3.20%, 09/11/26, AUD	880	740
		823
Liberia 0.0%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (g)	399	464
Brazil 0.0%
JBS USA Finance, Inc.
6.75%, 02/15/28 (g)	300	330
Panama 0.0%
Carnival Corporation
11.50%, 04/01/23 (g)	150	171
10.50%, 02/01/26 (g)	70	82
		253
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	235	251
Ireland 0.0%
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	232	227
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (g)	200	202
Total Corporate Bonds And Notes (cost $241,172)		244,045
GOVERNMENT AND AGENCY OBLIGATIONS 7.6%
Japan 2.3%
Cabinet Office, Government of Japan
0.10%, 09/20/23 - 06/20/30, JPY	1,843,500	16,747
0.60%, 12/20/23 - 12/20/37, JPY	153,450	1,424
2.20%, 09/20/26 - 03/20/50, JPY	341,900	3,764
2.10%, 03/20/30, JPY	9,750	104
1.50%, 03/20/34, JPY	7,850	82
1.40%, 09/20/34 - 03/20/55, JPY	75,050	816
1.20%, 03/20/35, JPY	19,950	203
1.30%, 06/20/35, JPY	384,350	3,968
0.70%, 03/20/37, JPY	4,800	46
0.40%, 06/20/40 - 03/20/50, JPY	83,250	742
2.00%, 03/20/42, JPY	5,450	64
1.90%, 09/20/42, JPY	319,750	3,693
0.90%, 03/20/57, JPY	213,550	2,057
		33,710
Italy 1.2%
Segretariato Generale Della Presidenza Della Repubblica
0.35%, 11/01/21 - 02/01/25, EUR	2,581	3,046
1.35%, 04/15/22, EUR (e)	326	389
1.00%, 07/15/22, EUR (e)	278	332
0.05%, 01/15/23, EUR	924	1,092
0.65%, 10/15/23, EUR	730	877
1.40%, 05/26/25, EUR (l)	1,145	1,435
1.85%, 07/01/25, EUR (e)	620	786
0.50%, 02/01/26, EUR (e)	995	1,194
1.60%, 06/01/26, EUR (e)	1,537	1,946
0.95%, 09/15/27, EUR	1,337	1,638
1.35%, 04/01/30, EUR	1,220	1,530
2.45%, 09/01/33 - 09/01/50, EUR (e)	160	222
2.25%, 09/01/36, EUR (e)	1,394	1,902
4.00%, 02/01/37, EUR (e)	20	33
3.45%, 03/01/48, EUR (e)	18	30
3.85%, 09/01/49, EUR (e)	565	997
2.80%, 03/01/67, EUR (e)	101	147
		17,596
United States of America 1.2%
Federal Home Loan Mortgage Corporation
Interest Only, Series X3-K094, REMIC, 2.12%, 07/25/47 (m)	588	89
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.01%, (1 Month USD LIBOR + 5.90%), 04/25/23 (m)	272	288
Treasury, United States Department of
1.38%, 01/31/22 (b)	16,294	16,470
		16,847

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
United Kingdom 0.7%
HM Treasury
0.75%, 07/22/23, GBP (e)	1,004	1,404
2.75%, 09/07/24, GBP (e)	1,120	1,678
0.63%, 06/07/25, GBP	326	456
1.50%, 07/22/26, GBP	1	1
1.25%, 07/22/27, GBP	370	532
4.75%, 12/07/38, GBP	855	1,833
4.25%, 12/07/46, GBP	845	1,876
1.75%, 01/22/49, GBP	538	801
1.75%, 07/22/57, GBP (e)	167	257
2.50%, 07/22/65, GBP (e)	745	1,442
3.50%, 07/22/68, GBP (e)	14	35
		10,315
Spain 0.6%
Estado Espanol
0.40%, 04/30/22, EUR	961	1,138
0.00%, 04/30/23 - 01/31/25, EUR	423	501
0.25%, 07/30/24, EUR	98	117
1.60%, 04/30/25, EUR (e)	980	1,242
1.95%, 04/30/26, EUR (e)	243	317
1.45%, 10/31/27, EUR (e)	728	939
1.40%, 07/30/28, EUR (e)	52	67
0.60%, 10/31/29, EUR	19	23
0.50%, 04/30/30, EUR (e)	905	1,088
1.25%, 10/31/30, EUR (e)	334	427
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (e)	486	865
4.70%, 07/30/41, EUR	423	837
2.70%, 10/31/48, EUR (e)	137	217
1.00%, 10/31/50, EUR	29	32
3.45%, 07/30/66, EUR	144	269
		8,083
France 0.4%
Republique Francaise Presidence
2.25%, 05/25/24, EUR (e)	458	586
0.50%, 05/25/26, EUR (e)	1,658	2,042
1.25%, 05/25/34, EUR (e)	1,139	1,516
4.75%, 04/25/35, EUR (e)	8	15
1.75%, 06/25/39 - 05/25/66, EUR (e)	329	501
3.25%, 05/25/45, EUR (e)	526	979
2.00%, 05/25/48, EUR (e)	9	14
0.75%, 05/25/52, EUR (e)	220	253
4.00%, 04/25/55, EUR	252	573
		6,479
Saudi Arabia 0.2%
Government of Saudi Arabia
2.25%, 02/02/33 (g)	322	303
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,122
3.25%, 10/26/26 (e)	918	988
		2,413
United Arab Emirates 0.2%
Abu Dhabi, Government of
0.75%, 09/02/23 (g)	601	602
The United Arab Emirates, Government of
2.50%, 10/11/22 (e)	1,655	1,706
		2,308
Belgium 0.2%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (e)	13	17
1.00%, 06/22/26, EUR (e)	14	18
0.80%, 06/22/28, EUR (e)	681	864
0.10%, 06/22/30, EUR (e)	48	57
3.00%, 06/22/34, EUR (e)	325	522
1.90%, 06/22/38, EUR (e)	14	20
3.75%, 06/22/45, EUR (e)	199	395
1.60%, 06/22/47, EUR (g)	5	7
1.70%, 06/22/50, EUR	102	148
2.25%, 06/22/57, EUR	3	5
2.15%, 06/22/66, EUR (e)	100	169
		2,222
Canada 0.1%
Canada, Government of
1.75%, 03/01/23, CAD	870	712
0.25%, 04/01/24, CAD	440	347
1.50%, 06/01/26, CAD	203	166
2.00%, 06/01/28, CAD	211	176
5.00%, 06/01/37, CAD	58	67
3.50%, 12/01/45, CAD	174	180
2.75%, 12/01/48 - 12/01/64, CAD	348	326
		1,974
Kuwait 0.1%
Kuwait, Government of
2.75%, 03/20/22 (e)	1,657	1,692
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,281
Netherlands 0.1%
Staat der Nederlanden
0.25%, 07/15/29, EUR	400	491
0.50%, 01/15/40, EUR	410	509
0.00%, 01/15/52, EUR	176	185
		1,185
Australia 0.1%
Commonwealth of Australia
0.25%, 11/21/25, AUD (e)	635	473
3.75%, 04/21/37, AUD (e)	347	314
2.75%, 05/21/41, AUD (e)	65	51
3.00%, 03/21/47, AUD (e)	221	177
		1,015
Germany 0.1%
Bundesrepublik Deutschland
2.50%, 07/04/44, EUR (e)	50	91
0.00%, 08/15/50, EUR (k)	808	877
		968
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (k)	490	577
Denmark 0.0%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (e)	28	5
1.75%, 11/15/25, DKK (e)	18	3
0.50%, 11/15/27, DKK	45	7
0.50%, 11/15/29, DKK (e)	1,476	245
4.50%, 11/15/39, DKK (e)	1,026	287
		547
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (e)	500	82
1.50%, 11/13/23, SEK (e)	35	4
2.50%, 05/12/25, SEK (e)	35	4
0.75%, 05/12/28, SEK (e)	1,895	226
2.25%, 06/01/32, SEK (e)	15	2
		318
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	161
Total Government And Agency Obligations (cost $109,638)		109,691
INVESTMENT COMPANIES 4.6%
United States of America 4.6%
Invesco S&P 500 Equal Weight ETF (f)	463	65,616
iShares MSCI EAFE ETF	1	61
Total Investment Companies (cost $65,722)		65,677
PREFERRED STOCKS 0.5%
Germany 0.3%
Bayerische Motoren Werke AG	—	26
Henkel AG & Co. KGaA (n)	1	114
Porsche Automobil Holding SE (n)	1	93
Sartorius AG	—	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Volkswagen AG (n)	16	4,468
		4,798
Switzerland 0.1%
Lindt & Spruengli AG	—	44
Roche Holding AG	6	1,893
Schindler Holding AG	—	68
		2,005
Brazil 0.1%
Itau Unibanco Holding S.A. (n)	162	804
Spain 0.0%
Grifols, S.A.	2	26
Italy 0.0%
Telecom Italia SpA	23	13
Total Preferred Stocks (cost $6,404)		7,646
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United States of America 0.3%
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	390	306
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23 (m)	400	402
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	513
FWDSecuritization Trust
Series 2019-M1-INV1, REMIC, 3.48%, 06/25/49 (m)	500	521
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, REMIC, 3.74%, 10/25/24 (m)	400	405
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49 (m)	486	490
Series 2020-B1-1, REMIC, 3.73%, 02/25/50 (m)	500	503
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59 (m)	500	517
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,638)		3,657
WARRANTS 0.1%
China 0.1%
Amoy Diagnostics Co., Ltd. (a) (o)	19	205
Beijing Kingsoft Office Software Co.,Ltd (a) (o)	9	468
Centre Testing International Group Co., Ltd. (a) (o)	61	265
Chacha Food Company, Limited (a) (o)	29	215
Han's Laser Technology Industry Group Co., Ltd. (a) (o)	2	10
Leader Harmonious Drive Systems Co., Ltd. (a) (c)	11	163
Montage Technology Co.,Ltd. (a) (c)	41	385
Shanghai Liangxin Electrical Co., Ltd. (a) (o)	36	170
Starpower Semiconductor Ltd. (a) (c)	7	189
Zhejiang SUPCON Technology Co., Ltd. (a) (o)	—	3
Total Warrants (cost $2,642)		2,073
SENIOR FLOATING RATE INSTRUMENTS 0.0%
United States of America 0.0%
Foresight Energy, LLC
2017 1st Lien Term Loan, 0.00%, 03/16/22 (a) (c) (j)	85	6
Tapstone Energy Holdings III, LLC
Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 04/17/24 (c) (m)	1	1
Total Senior Floating Rate Instruments (cost $81)		7
RIGHTS 0.0%
Italy 0.0%
Snam S.P.A. (a) (o)	12	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Treasury Securities 1.1%
Canada, Government of
0.27%, 04/01/21, CAD (p)	5,780	4,599
0.31%, 04/29/21, CAD (p)	5,781	4,600
0.17%, 02/03/22, CAD (p)	8,506	6,757
		15,956
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.00% (q) (r)	6,850	6,850
Total Short Term Investments (cost $21,788)		22,806
Total Investments 98.2% (cost $1,307,121)		1,409,452
Total Securities Sold Short (0.8)% (proceeds $11,943)		(12,144)
Total Purchased Options 0.0% (cost $31)		17
Other Derivative Instruments 0.2%		2,890
Other Assets and Liabilities, Net 2.4%		34,846
Total Net Assets 100.0%		1,435,061

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2021.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $90,795 and 6.3% of the Fund.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(j) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Convertible security.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) The coupon rate represents the yield to maturity.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.7%)
United States of America (0.7%)
Entergy Corporation	(2)	(163)
Kellogg Co.	(5)	(288)
Magellan Health Services Inc.	(11)	(989)
Navistar International Corporation	(36)	(1,593)
NIC Inc.	(26)	(869)
Perspecta Inc.	(57)	(1,664)
Pinnacle West Capital Corp.	(6)	(490)
RealPage, Inc.	(16)	(1,415)
Sirius XM Holdings Inc.	(249)	(1,514)
Varian Medical Systems, Inc.	(9)	(1,549)
Total Common Stocks (proceeds $10,369)		(10,534)
INVESTMENT COMPANIES (0.1%)
United States of America (0.1%)
SPDR S&P 500 ETF	(4)	(1,610)
Total Investment Companies (proceeds $1,574)		(1,610)
Total Securities Sold Short (0.8%) (proceeds $11,943)		(12,144)

JNL/JPMorgan Global Allocation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson National Life Global Funding	367	—	367	3	4	(4)	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/27/20	11,504	11,855	0.8
Baidu, Inc. - Class A	03/25/21	819	790	0.1
Bundesrepublik Deutschland, 2.50%, 07/04/44	03/04/21	92	91	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,146	1,201	0.1
Commonwealth of Australia, 0.25%, 11/21/25	10/15/20	450	473	—
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	302	314	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	56	51	—
Commonwealth of Australia, 3.00%, 03/21/47	07/28/20	201	177	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	5	5	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	228	245	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	272	287	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,128	1,179	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,200	1,253	0.1
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,244	1,242	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	281	317	—
Estado Espanol, 1.45%, 10/31/27	03/26/20	957	939	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	64	67	—
Estado Espanol, 0.50%, 04/30/30	04/27/20	948	1,088	0.1
Estado Espanol, 1.25%, 10/31/30	09/23/20	428	427	—
Estado Espanol, 4.20%, 01/31/37	04/27/20	750	865	0.1
Estado Espanol, 2.70%, 10/31/48	04/27/20	202	217	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	18	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	782	864	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	58	57	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	475	522	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	19	20	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	367	395	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	165	169	—
HM Treasury, 0.75%, 07/22/23	02/26/20	1,329	1,404	0.1
HM Treasury, 2.75%, 09/07/24	04/27/20	1,514	1,678	0.1
HM Treasury, 1.75%, 07/22/57	04/27/20	290	257	—
HM Treasury, 2.50%, 07/22/65	06/26/19	1,662	1,442	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	35	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	1,689	1,692	0.1
Mapletree Commercial Trust Management Ltd.	04/27/20	19	20	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	202	226	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	72	78	—
Public Joint Stock Company "Severstal"	04/27/20	730	1,127	0.1
Public Joint Stock Society Oil Company "Rosneft"	02/11/21	709	799	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	537	586	—
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,896	2,042	0.2
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	1,397	1,516	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	15	15	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	17	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	911	979	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/26/19	13	14	—
Republique Francaise Presidence, 0.75%, 05/25/52	10/14/20	290	253	—
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	513	484	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,123	1,122	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	983	988	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.35%, 04/15/22	04/27/20	355	389	—
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	311	332	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	08/05/20	782	786	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	12/01/20	1,225	1,194	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.60%, 06/01/26	04/27/20	1,682	1,946	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	18	21	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,569	1,902	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	33	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/28/19	24	30	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	769	997	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	203	201	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	113	147	—
TCS Group Holding PLC	12/07/20	551	934	0.1
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	1,169	1,111	0.1
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,269	1,281	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	1,694	1,706	0.1
TUI AG - Class N	04/27/20	16	24	—
X5 Retail Group N.V.	04/27/20	746	722	0.1
		52,658	55,692	3.9

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	190	June 2021		14,778	17	(335)
Australia 10 Year Bond	221	June 2021	AUD	30,513	10	8
CAD/USD Spot Rate	457	June 2021		36,293	183	71
Canada 10 Year Bond	212	June 2021	CAD	29,464	(73)	(35)
Canada 5 Year Bond	12	June 2021	CAD	1,510	(1)	1
Canadian Bankers' Acceptance	9	June 2022	CAD	2,234	—	1
EUR/USD Spot Rate	742	June 2021		111,152	56	(2,245)
Euro Bund	337	June 2021	EUR	57,934	111	(250)
Euro Buxl 30 Year Bond	3	June 2021	EUR	631	3	(15)
Euro OAT	16	June 2021	EUR	2,597	5	(7)
Euro STOXX 50 Price Index	474	June 2021	EUR	18,363	(45)	(45)
GBP/USD Spot Rate	131	June 2021		11,422	46	(139)
Italy Government BTP Bond	3	June 2021	EUR	447	1	1
JPY/USD Spot Rate	732	June 2021		84,344	(302)	(1,670)
Long Gilt	110	June 2021	GBP	14,110	1	(103)
MSCI EAFE Index	10	June 2021		1,095	(5)	1
Russell 2000 Index	381	June 2021		44,750	573	(2,411)
					580	(7,172)
Short Contracts
Canadian Bankers' Acceptance	(9)	December 2021	CAD	(2,239)	—	—
Euro BOBL	(2)	June 2021	EUR	(270)	—	—
Euro Schatz	(16)	June 2021	EUR	(1,794)	—	—
Japan 10 Year Bond	(5)	June 2021	JPY	(75,474)	1	—
MSCI EAFE Index	(378)	June 2021		(41,579)	142	150
MSCI Emerging Markets Index	(1,587)	June 2021		(105,752)	(675)	812
S&P 500 Index	(169)	June 2021		(33,366)	(142)	(159)
United States 10 Year Note	(450)	June 2021		(59,033)	112	111
United States 10 Year Ultra Bond	(16)	June 2021		(2,333)	5	34
United States 2 Year Note	(11)	July 2021		(2,430)	1	2
United States 5 Year Note	(28)	July 2021		(3,468)	5	13
United States Long Bond	(191)	June 2021		(29,461)	84	(67)
					(467)	896

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,940.00	04/16/21	5	17

JNL/JPMorgan Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	TDB	04/06/21	AUD	3,256	2,473	(7)
CAD/USD	CIT	04/19/21	CAD	18,281	14,548	(138)
CAD/USD	CIT	04/19/21	CAD	5,780	4,599	21
CAD/USD	TDB	04/19/21	CAD	5,416	4,310	(16)
DKK/USD	BNP	04/06/21	DKK	3,883	612	—
EUR/USD	BCL	04/06/21	EUR	35,752	41,926	(111)
EUR/USD	SSB	04/06/21	EUR	514	603	(10)
EUR/USD	TDB	04/06/21	EUR	183	214	(3)
EUR/USD	BNP	05/05/21	EUR	200	234	—
GBP/USD	BCL	04/06/21	GBP	274	377	(8)
GBP/USD	MLP	04/06/21	GBP	7,522	10,369	11
GBP/USD	BCL	05/05/21	GBP	127	175	—
HKD/USD	TDS	04/07/21	HKD	148	19	—
JPY/GBP	SSB	04/06/21	GBP	(124)	(171)	(2)
JPY/USD	MLP	04/05/21	JPY	17,515	158	(7)
JPY/USD	BCL	05/06/21	JPY	18,738	169	—
SEK/USD	BNP	04/06/21	SEK	2,919	334	(1)
USD/AUD	BNP	04/06/21	AUD	(3,256)	(2,473)	52
USD/AUD	TDB	05/05/21	AUD	(3,256)	(2,473)	7
USD/CAD	BCL	04/05/21	CAD	(175)	(139)	(1)
USD/CAD	MLP	04/05/21	CAD	(3,501)	(2,786)	(19)
USD/CAD	MLP	04/19/21	CAD	(43,746)	(34,811)	62
USD/CAD	TDB	05/05/21	CAD	(3,676)	(2,925)	(7)
USD/DKK	MLP	04/06/21	DKK	(3,883)	(612)	21
USD/DKK	BNP	05/05/21	DKK	(3,883)	(612)	—
USD/EUR	BCL	04/06/21	EUR	(377)	(442)	10
USD/EUR	BNP	04/06/21	EUR	(35,703)	(41,870)	1,335
USD/EUR	SSB	04/06/21	EUR	(369)	(432)	12
USD/EUR	BCL	05/05/21	EUR	(34,359)	(40,318)	61
USD/EUR	MLP	05/05/21	EUR	(255)	(299)	3
USD/GBP	BNP	04/06/21	GBP	(7,671)	(10,576)	109
USD/GBP	BCL	05/05/21	GBP	(124)	(171)	—
USD/GBP	MLP	05/05/21	GBP	(7,522)	(10,370)	(11)
USD/JPY	BCL	04/05/21	JPY	(30,975)	(280)	6
USD/JPY	GSC	04/05/21	JPY	(34,680)	(313)	7
USD/JPY	SSB	04/05/21	JPY	(57,799)	(522)	20
USD/JPY	TDB	04/05/21	JPY	(3,533,738)	(31,915)	1,333
USD/JPY	BCL	04/06/21	JPY	(18,738)	(169)	—
USD/JPY	BNP	05/06/21	JPY	(3,657,565)	(33,044)	32
USD/SEK	MLP	04/06/21	SEK	(2,919)	(334)	15
USD/SEK	BNP	05/05/21	SEK	(2,919)	(334)	1
					(137,271)	2,777

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Growth & Income Fund
COMMON STOCKS 99.6%
Financials 28.9%
American Express Company (a)	89	12,598
Bank of America Corporation	694	26,832
Berkshire Hathaway Inc. - Class B (a)	91	23,278
BlackRock, Inc.	37	27,859
Capital One Financial Corporation	99	12,619
Chubb Limited	69	10,962
Citigroup Inc.	384	27,944
Citizens Financial Group Inc.	130	5,749
Loews Corp.	98	5,027
M&T Bank Corporation	51	7,769
Marsh & McLennan Companies, Inc.	47	5,761
MetLife, Inc.	158	9,629
Morgan Stanley	268	20,818
Prudential Financial Inc.	44	4,025
S&P Global Inc.	22	7,655
T. Rowe Price Group, Inc.	89	15,218
The Charles Schwab Corporation	202	13,137
The Goldman Sachs Group, Inc.	45	14,697
The Hartford Financial Services Group, Inc.	213	14,214
The PNC Financial Services Group, Inc.	93	16,275
Truist Financial Corporation	353	20,607
U.S. Bancorp	170	9,421
Wayne Services Legacy Inc. (a) (b)	1	—
Wells Fargo & Company	711	27,786
		339,880
Industrials 13.7%
CSX Corp.	110	10,617
Dover Corporation	128	17,514
Eaton Corporation Public Limited Company	102	14,147
General Dynamics Corporation	77	13,902
Honeywell International Inc.	17	3,675
Kansas City Southern	45	11,978
Northrop Grumman Systems Corp.	38	12,187
Parker-Hannifin Corporation	64	20,235
Raytheon BBN Technologies Corp.	202	15,599
Republic Services Inc.	87	8,658
Southwest Airlines Co. (a)	173	10,578
Stanley Black & Decker, Inc.	55	10,902
Trane Technologies Public Limited Company	66	10,848
		160,840
Health Care 13.4%
AbbVie Inc.	104	11,252
Amgen Inc.	24	6,020
Anthem, Inc.	16	5,711
Becton, Dickinson and Company	44	10,816
Biogen Inc. (a)	8	2,248
Bristol-Myers Squibb Company	325	20,540
Cigna Holding Company	61	14,628
Eli Lilly & Co.	65	12,220
Humana Inc.	10	4,167
Johnson & Johnson	107	17,506
Medtronic Public Limited Company	151	17,781
Merck & Co., Inc.	94	7,272
Pfizer Inc.	166	6,003
UnitedHealth Group Incorporated	46	17,136
Vertex Pharmaceuticals Incorporated (a)	22	4,683
		157,983
Information Technology 9.0%
Analog Devices, Inc.	135	20,887
Apple Inc. (a)	54	6,547
Fidelity National Information Services, Inc.	63	8,861
International Business Machines Corporation	60	8,048
Lam Research Corp.	8	4,955
Microsoft Corporation	84	19,726
NXP Semiconductors N.V.	69	13,961
Texas Instruments Incorporated	124	23,374
		106,359
Consumer Discretionary 9.0%
AutoZone, Inc. (a)	9	12,573
Gap Inc.	168	5,017
Las Vegas Sands Corp. (a)	165	10,023
Lowe`s Companies, Inc.	69	13,060
McDonald's Corporation	49	11,032
Newell Brands Inc.	201	5,391
NIKE, Inc. - Class B	96	12,766
O'Reilly Automotive, Inc. (a)	7	3,688
The Home Depot, Inc.	61	18,659
TJX Cos. Inc.	213	14,092
		106,301
Communication Services 6.8%
Alphabet Inc. - Class C (a)	12	24,211
Booking Holdings Inc. (a)	3	6,845
Comcast Corporation - Class A	441	23,860
Expedia Group, Inc. (a)	29	5,006
Verizon Communications Inc.	171	9,948
Walt Disney Co.	52	9,659
		79,529
Energy 5.2%
Chevron Corporation	150	15,731
ConocoPhillips	393	20,840
EOG Resources, Inc.	231	16,761
Phillips 66	33	2,713
Valero Energy Corporation	73	5,216
		61,261
Consumer Staples 4.9%
Colgate-Palmolive Co.	147	11,552
Dollar General Corporation	15	3,037
Mondelez International, Inc. - Class A	171	9,993
PepsiCo, Inc.	42	6,000
Philip Morris International Inc.	182	16,118
Walmart Inc.	80	10,915
		57,615
Materials 4.2%
Air Products and Chemicals, Inc.	51	14,302
Axalta Coating Systems Ltd. (a)	579	17,113
Ball Corporation	49	4,122
DuPont de Nemours, Inc.	57	4,429
Vulcan Materials Co.	59	9,968
		49,934
Utilities 3.4%
CMS Energy Corp.	225	13,773
Entergy Corporation	44	4,328
NextEra Energy, Inc.	138	10,472
Public Service Enterprise Group Inc.	69	4,155
Xcel Energy Inc.	103	6,821
		39,549
Real Estate 1.1%
AvalonBay Communities, Inc.	21	3,943
Ventas, Inc.	113	6,026
Vornado Realty Trust	79	3,570
		13,539
Total Common Stocks (cost $873,314)		1,172,790
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (c) (d) (e)	11,682	23
Tribune Media Company (a) (b) (c) (d)	68	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		23
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.00% (g) (h)	5,375	5,375
Total Short Term Investments (cost $5,375)		5,375
Total Investments 100.0% (cost $878,689)		1,178,188
Other Assets and Liabilities, Net (0.0)%		(296)
Total Net Assets 100.0%		1,177,892

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $23 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/JPMorgan Growth & Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.1%
Information Technology 26.5%
Accenture Public Limited Company - Class A (a)	22	5,951
Advanced Micro Devices, Inc. (b)	36	2,846
Analog Devices, Inc. (a)	23	3,635
Apple Inc. (a) (b)	250	30,491
Applied Materials, Inc. (a)	36	4,822
Booz Allen Hamilton Holding Corporation - Class A	8	683
Cisco Systems, Inc.	36	1,863
FleetCor Technologies Inc. (b)	1	354
Fortinet, Inc. (b)	2	402
Intel Corporation	32	2,040
Intuit Inc. (a)	10	3,747
Lam Research Corp. (a)	7	4,187
Leidos Holdings Inc. (a)	18	1,720
MasterCard Incorporated - Class A	22	7,794
Microchip Technology Incorporated	9	1,421
Micron Technology, Inc. (b)	7	603
Microsoft Corporation (a)	137	32,202
Motorola Solutions Inc.	2	282
NVIDIA Corporation (a)	10	5,077
NXP Semiconductors N.V. (a)	14	2,794
Oracle Corporation	28	1,975
Paypal Holdings, Inc. (b)	18	4,359
Qualcomm Incorporated	5	727
Salesforce.Com, Inc. (b)	14	2,953
Seagate Technology Public Limited Company	30	2,305
Texas Instruments Incorporated (a)	29	5,443
Visa Inc. - Class A (a)	31	6,554
Workday, Inc. - Class A (b)	5	1,160
		138,390
Health Care 12.8%
Abbott Laboratories	28	3,358
AbbVie Inc.	51	5,553
ABIOMED, Inc. (b)	1	218
Alexion Pharmaceuticals, Inc. (a) (b)	14	2,140
Amgen Inc.	2	394
Anthem, Inc. (a)	4	1,429
Baxter International Inc.	5	449
Becton, Dickinson and Company	4	1,071
Biogen Inc. (a) (b)	4	1,165
Boston Scientific Corporation (a) (b)	54	2,083
Bristol-Myers Squibb Company (a)	74	4,690
Centene Corporation (b)	5	317
Cigna Holding Company	13	3,177
DexCom Inc. (b)	1	517
Edwards Lifesciences Corporation (b)	6	469
Eli Lilly & Co. (a)	22	4,123
Illumina, Inc. (a) (b)	3	1,260
Intuitive Surgical, Inc. (a) (b)	1	761
Johnson & Johnson (a)	25	4,028
McKesson Corporation (a)	13	2,484
Medtronic Public Limited Company (a)	39	4,566
Merck & Co., Inc. (a)	47	3,586
Pfizer Inc.	19	689
Regeneron Pharmaceuticals, Inc. (a) (b)	3	1,324
Thermo Fisher Scientific Inc.	12	5,397
UnitedHealth Group Incorporated	18	6,873
Vertex Pharmaceuticals Incorporated (a) (b)	9	1,861
Waters Corp. (b)	1	301
Zimmer Biomet Holdings, Inc. (a)	17	2,695
		66,978
Consumer Discretionary 12.1%
Amazon.com, Inc. (a) (b)	7	22,779
AutoZone, Inc. (a) (b)	2	2,507
Best Buy Co., Inc. (a)	19	2,222
Carter's Inc. (b)	11	1,019
D.R. Horton, Inc.	2	191
Dollar Tree Inc. (b)	11	1,227
General Motors Company (b)	27	1,540
Hilton Worldwide Holdings Inc. (b)	12	1,408
Lennar Corporation - Class A (a)	25	2,554
Lowe`s Companies, Inc. (a)	29	5,447
Magna International Inc.	14	1,220
NIKE, Inc. - Class B (a)	27	3,526
O'Reilly Automotive, Inc. (b)	2	952
Royal Caribbean Cruises Ltd.	3	287
Tesla Inc. (b)	11	7,677
The Home Depot, Inc. (a)	16	5,025
TJX Cos. Inc. (a)	33	2,164
Yum! Brands, Inc.	16	1,680
		63,425
Communication Services 11.6%
Alphabet Inc. - Class A (b)	6	11,942
Alphabet Inc. - Class C (b)	5	9,679
Altice USA, Inc. - Class A (b)	16	522
Booking Holdings Inc. (a) (b)	1	2,444
Charter Communications, Inc. - Class A (a) (b)	5	3,302
Comcast Corporation - Class A (a)	93	5,007
Facebook, Inc. - Class A (b)	37	10,848
Fox Corporation - Class A	4	130
Interpublic Group of Cos. Inc.	5	152
Lyft, Inc. - Class A (b)	13	813
Netflix, Inc. (b)	10	5,439
T-Mobile USA, Inc. (a) (b)	33	4,123
Verizon Communications Inc.	63	3,693
Walt Disney Co.	13	2,407
		60,501
Financials 11.5%
American International Group, Inc.	13	615
Ameriprise Financial, Inc.	2	414
Bank of America Corporation (a)	88	3,409
Berkshire Hathaway Inc. - Class B (b)	33	8,519
Capital One Financial Corporation (a)	19	2,433
Chubb Limited	11	1,721
Citigroup Inc. (a)	50	3,662
Intercontinental Exchange, Inc.	23	2,535
KeyCorp (a)	88	1,768
MarketAxess Holdings Inc.	1	582
Marsh & McLennan Companies, Inc.	5	656
Morgan Stanley (a)	57	4,424
Progressive Corp. (a)	30	2,860
Prudential Financial Inc.	9	816
Regions Financial Corporation	83	1,714
S&P Global Inc. (a)	12	4,293
State Street Corporation	27	2,276
T. Rowe Price Group, Inc.	9	1,493
The Allstate Corporation	13	1,468
The Goldman Sachs Group, Inc.	11	3,735
The Hartford Financial Services Group, Inc. (a)	23	1,547
Truist Financial Corporation	33	1,944
U.S. Bancorp	44	2,434
Voya Financial, Inc.	6	361
Wells Fargo & Company (a)	115	4,480
		60,159
Industrials 8.4%
Cintas Corp. (a)	2	549
Deere & Company	13	4,744
Delta Air Lines, Inc. (a)	15	704
Eaton Corporation Public Limited Company (a)	26	3,557
FedEx Corporation	10	2,973
General Dynamics Corporation (a)	5	924
Honeywell International Inc.	18	3,844
Ingersoll Rand Inc. (b)	6	304
Masco Corporation (a)	29	1,759
Norfolk Southern Corporation (a)	16	4,292
Northrop Grumman Systems Corp. (a)	5	1,774
Otis Worldwide Corporation	15	1,006
Parker-Hannifin Corporation (a)	8	2,459
Raytheon BBN Technologies Corp.	34	2,652
Snap-On Inc.	4	917
Southwest Airlines Co. (b)	19	1,154
Stanley Black & Decker, Inc. (a)	15	3,072
Trane Technologies Public Limited Company	21	3,555
Union Pacific Corporation	10	2,268
United Parcel Service Inc. - Class B	7	1,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.	2	442
		44,075
Consumer Staples 5.7%
Altria Group, Inc. (a)	62	3,159
Constellation Brands, Inc. - Class A	8	1,736
Costco Wholesale Corporation (a)	5	1,687
Dollar General Corporation	2	419
Estee Lauder Cos. Inc. - Class A	6	1,758
Kimberly-Clark Corporation (a)	16	2,209
Mondelez International, Inc. - Class A (a)	52	3,066
Philip Morris International Inc. (a)	40	3,577
Procter & Gamble Co. (b)	46	6,274
Target Corporation	8	1,500
The Coca-Cola Company (a)	76	3,999
The Kroger Co.	19	668
		30,052
Energy 2.8%
Cabot Oil & Gas Corp.	7	137
Cheniere Energy, Inc. (b)	9	670
Chevron Corporation (a)	32	3,368
ConocoPhillips	29	1,541
Diamondback Energy, Inc.	13	967
EOG Resources, Inc. (a)	22	1,620
Kinder Morgan, Inc.	34	558
Phillips 66	17	1,359
Pioneer Natural Resources Co.	16	2,515
The Williams Companies, Inc.	83	1,968
		14,703
Utilities 2.6%
Ameren Corporation	20	1,595
CMS Energy Corp.	30	1,807
Duke Energy Corporation	13	1,216
NextEra Energy, Inc.	62	4,700
Public Service Enterprise Group Inc.	20	1,215
Sempra Energy	14	1,827
Xcel Energy Inc. (a)	17	1,157
		13,517
Materials 2.4%
Air Products and Chemicals, Inc.	3	937
Avery Dennison Corporation	1	245
Celanese Corp. - Class A	6	828
Crown Holdings Inc.	6	589
DuPont de Nemours, Inc.	12	890
Eastman Chemical Co. (a)	22	2,477
Freeport-McMoRan Inc. (b)	19	626
Linde Public Limited Company (a)	6	1,623
LyondellBasell Industries N.V. - Class A	4	418
Packaging Corporation of America	3	407
PPG Industries, Inc.	17	2,618
Westrock Company, Inc.	21	1,096
		12,754
Real Estate 1.7%
Camden Property Trust	11	1,197
Equinix, Inc. (a)	3	2,073
Equity Lifestyle Properties, Inc.	6	403
Mid-America Apartment Communities, Inc.	7	980
ProLogis Inc. (a)	23	2,418
Public Storage	1	360
Realty Income Corporation	3	206
Sun Communities Inc.	3	467
UDR, Inc.	5	198
Ventas, Inc.	12	637
		8,939
Total Common Stocks (cost $384,614)		513,493
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.00% (c) (d)	7,714	7,714
Total Short Term Investments (cost $7,714)		7,714
Total Investments 99.6% (cost $392,328)		521,207
Total Purchased Options 1.9% (cost $9,798)		10,034
Other Derivative Instruments (1.8)%		(9,365)
Other Assets and Liabilities, Net 0.3%		1,429
Total Net Assets 100.0%		523,305

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	41	June 2021	8,089	77	44

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,760.00	06/30/21	1,315	10,034

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,115.00	06/30/21	1,315	(7,022)
S&P 500 Index	Put	3,175.00	06/30/21	1,315	(2,420)
					(9,442)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.0%
Information Technology 33.3%
ACV Auctions Inc. - Class A (a)	321	11,121
Advanced Micro Devices, Inc. (a)	379	29,759
Affirm Holdings, Inc. - Class A (a)	118	8,311
Avalara, Inc. (a)	145	19,374
Booz Allen Hamilton Holding Corporation - Class A	481	38,767
Cadence Design Systems Inc. (a)	404	55,275
Coupa Software Incorporated (a)	107	27,165
Cree, Inc. (a)	189	20,447
CrowdStrike Holdings, Inc. - Class A (a)	236	43,036
DocuSign, Inc. (a)	175	35,348
Enphase Energy, Inc. (a)	188	30,535
Entegris, Inc.	478	53,474
Five9 Inc. (a)	240	37,472
Global Payments Inc.	219	44,151
HubSpot Inc. (a)	111	50,372
Itron Inc. (a)	253	22,428
Keysight Technologies, Inc. (a)	300	43,063
Lam Research Corp.	73	43,333
Littelfuse Inc.	121	32,103
Marvell Technology Group Ltd	430	21,061
Microchip Technology Incorporated	340	52,837
MongoDB, Inc. - Class A (a)	102	27,358
Okta, Inc. - Class A (a)	162	35,666
RingCentral, Inc. - Class A (a)	143	42,627
Snowflake Inc. - Class A (a)	50	11,516
SolarEdge Technologies Ltd. (a)	163	46,968
Spotify Technology S.A. (a)	187	50,187
Square, Inc. - Class A (a)	80	18,073
Synopsys Inc. (a)	232	57,446
Teradyne Inc.	360	43,744
The Trade Desk, Inc. - Class A (a)	75	48,549
Trimble Inc. (a)	264	20,529
Twilio Inc. - Class A (a)	136	46,343
Xilinx, Inc. (a)	176	21,819
Zebra Technologies Corp. - Class A (a)	121	58,901
Zscaler, Inc. (a)	170	29,184
		1,278,342
Health Care 21.0%
Acadia Healthcare Company, Inc. (a)	364	20,813
Agilent Technologies, Inc.	177	22,466
Agios Pharmaceuticals, Inc. (a)	494	25,520
Align Technology, Inc. (a)	70	37,961
Alnylam Pharmaceuticals, Inc. (a)	227	32,107
Amedisys, Inc. (a)	109	28,730
Catalent Inc. (a)	316	33,225
Centene Corporation (a)	369	23,551
Cigna Holding Company	162	39,259
Cooper Cos. Inc.	89	34,146
DexCom Inc. (a)	69	24,654
Exact Sciences Corporation (a)	336	44,252
Exelixis, Inc. (a)	1,084	24,483
Horizon Therapeutics Public Limited Company (a)	567	52,150
Insulet Corporation (a)	137	35,694
Ionis Pharmaceuticals Inc. (a)	217	9,734
Jazz Pharmaceuticals Public Limited Company (a)	159	26,118
Maravai LifeSciences Holdings, Inc. - Class A (a)	813	28,968
McKesson Corporation	296	57,673
Mettler-Toledo International Inc. (a)	35	40,796
Neurocrine Biosciences, Inc. (a)	226	21,949
ResMed Inc.	161	31,257
Royalty Pharma PLC - Class A (b)	525	22,909
Seagen Inc. (a)	158	21,995
Teladoc Health, Inc. (a)	198	35,896
Veeva Systems Inc. - Class A (a)	108	28,318
		804,624
Industrials 14.7%
AMETEK, Inc.	262	33,491
Copart Inc. (a)	386	41,913
CoStar Group, Inc. (a)	23	18,986
Delta Air Lines, Inc.	637	30,735
Equifax Inc.	216	39,070
Fortune Brands Home & Security, Inc.	381	36,546
Generac Holdings Inc. (a)	203	66,409
HEICO Corp. - Class A	217	24,627
IHS Markit Ltd.	439	42,515
Ingersoll Rand Inc. (a)	788	38,794
ITT Industries Holdings, Inc.	356	32,400
Old Dominion Freight Line Inc.	205	49,260
Stanley Black & Decker, Inc.	161	32,227
Trane Technologies Public Limited Company	275	45,496
Trex Company, Inc. (a)	341	31,252
		563,721
Consumer Discretionary 14.0%
Airbnb, Inc. - Class A (a)	71	13,380
Brunswick Corp.	273	26,055
Burlington Stores Inc. (a)	135	40,189
CarMax Inc. (a)	260	34,478
Chewy, Inc. - Class A (a)	266	22,567
Chipotle Mexican Grill Inc. (a)	29	41,346
Draftkings Inc. - Class A (a)	490	30,076
Garmin Ltd.	243	32,066
Helen of Troy Ltd (a)	135	28,523
Las Vegas Sands Corp. (a)	551	33,479
Lululemon Athletica Inc. (a)	89	27,175
National Vision Holdings, Inc. (a)	455	19,938
O'Reilly Automotive, Inc. (a)	103	52,145
Royal Caribbean Cruises Ltd.	259	22,139
Thor Industries Inc.	129	17,449
Tractor Supply Co.	292	51,690
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	140	43,129
		535,824
Communication Services 8.5%
Booking Holdings Inc. (a)	12	27,492
Bumble Inc. - Class A (a)	337	21,051
Discovery, Inc. - Series C (a)	456	16,835
Lyft, Inc. - Class A (a)	545	34,414
Match Group Holdings II, LLC (a)	403	55,396
Pinterest, Inc. - Class A (a)	536	39,680
Roku Inc. - Class A (a)	198	64,633
Take-Two Interactive Software Inc. (a)	226	39,934
Zillow Group, Inc. - Class C (a)	203	26,330
		325,765
Financials 5.5%
Evercore Inc. - Class A	190	24,991
First Republic Bank	180	29,948
MarketAxess Holdings Inc.	57	28,581
MSCI Inc. - Class A	51	21,341
Progressive Corp.	214	20,470
Signature Bank	74	16,731
The Blackstone Group Inc. - Class A	308	22,963
The Charles Schwab Corporation	683	44,492
		209,517
Materials 0.8%
Freeport-McMoRan Inc. (a)	946	31,152
Consumer Staples 0.8%
Constellation Brands, Inc. - Class A	129	29,480
Energy 0.4%
Array Technologies, Inc. (a)	570	16,998
Total Common Stocks (cost $2,644,214)		3,795,423
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 0.00% (c) (d)	52,227	52,227
Total Short Term Investments (cost $52,227)		52,227
Total Investments 100.4% (cost $2,696,441)		3,847,650
Other Assets and Liabilities, Net (0.4)%		(15,252)
Total Net Assets 100.0%		3,832,398

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.1%
Mortgage-Backed Securities 22.3%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	46	52
7.00%, 04/01/29 - 06/01/32	37	42
5.00%, 08/01/33 - 12/01/34	547	621
2.38%, (1 Year Treasury + 2.25%), 12/01/35 (a)	253	266
5.50%, 07/01/38	1,217	1,414
4.50%, 10/01/40	503	565
3.50%, 09/01/46 - 01/01/50	12,437	13,335
3.00%, 01/01/47 - 06/01/50	11,982	12,664
2.50%, 05/01/50 - 07/01/50	35,255	36,206
2.00%, 09/01/50	17,869	17,850
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	23,462	25,967
3.18%, 09/01/25	4,929	5,143
3.03%, 12/01/25	20,265	21,922
2.94%, 01/01/26	22,506	24,317
3.10%, 01/01/26	7,500	8,153
6.50%, 03/01/26 - 03/01/36	103	125
7.00%, 05/01/26 - 01/01/30	9	11
3.26%, 12/01/26	1,852	2,032
3.11%, 03/01/27	2,846	3,103
3.33%, 03/01/27	2,396	2,626
3.01%, 06/01/27 (a)	4,724	5,123
3.13%, 11/01/29	2,133	2,317
8.00%, 11/01/29 - 03/01/31	24	30
1.53%, 12/01/30	3,000	2,885
6.00%, 02/01/31 - 12/01/36	2,743	3,228
7.50%, 02/01/31	3	3
3.96%, 06/01/33	10,901	12,831
2.52%, 09/01/34	7,040	7,288
2.41%, 10/01/34	10,650	10,928
5.50%, 02/01/35 - 10/01/36	1,537	1,771
1.78%, 05/01/35	15,000	14,299
5.00%, 09/01/35 - 11/01/40	8,250	9,450
2.04%, 06/01/37	5,452	5,181
3.50%, 06/01/42 - 10/01/49	32,566	35,474
3.00%, 03/01/43 - 02/01/50	7,251	7,657
2.50%, 05/01/50 - 10/01/50	61,793	63,583
2.00%, 10/01/50	14,860	14,843
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	512	600
2.50%, 09/15/49 - 01/20/50	19,176	20,011
3.00%, 04/15/50	21,837	22,947
		416,863
Collateralized Mortgage Obligations 21.5%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	10,085	10,630
Series PV-3860, REMIC, 5.00%, 05/15/22	1,447	1,479
Series VC-4050, REMIC, 4.00%, 07/15/23	2,709	2,727
Series ZA-2639, REMIC, 5.00%, 07/15/23	812	844
Series D-3542, REMIC, 4.50%, 06/15/24	2,860	2,994
Series BY-3104, REMIC, 5.50%, 01/15/26	1,195	1,283
Series VN-4445, REMIC, 4.00%, 05/15/26	1,058	1,103
Series KW-3874, REMIC, 4.50%, 06/15/26	2,661	2,820
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,631
Series GT-3270, REMIC, 5.50%, 01/15/27	1,887	2,027
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,660
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,379
Series DG-3737, REMIC, 5.00%, 10/15/30	764	806
Series PA-3981, REMIC, 3.00%, 04/15/31	2,837	2,944
Series AM-2525, REMIC, 4.50%, 04/15/32	112	123
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,670
Series MJ-2638, REMIC, 5.00%, 07/15/33	670	750
Series QD-2882, REMIC, 4.50%, 07/15/34	172	179
Series MU-2915, REMIC, 5.00%, 01/15/35	958	1,077
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,238	2,629
Series CB-3688, REMIC, 4.00%, 06/15/36	976	1,064
Series PB-3283, REMIC, 5.50%, 07/15/36	780	892
Series B-3413, REMIC, 5.50%, 04/15/37	201	225
Series PE-3341, REMIC, 6.00%, 07/15/37	528	615
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,504	5,717
Series QH-3699, REMIC, 5.50%, 07/15/40	1,303	1,457
Series PB-4047, REMIC, 3.50%, 01/15/41	8,569	8,967
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,633
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,045
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,852
Series KR-4945, REMIC, 2.50%, 09/25/49	8,774	9,120
Series MD-4937, REMIC, 2.50%, 10/25/49	8,157	8,465
Series PA-4933, REMIC, 2.50%, 10/25/49	10,540	10,857
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	10,792	11,168
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	394	409
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	3,865	3,885
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,242	8,840
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	16,344	16,761
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,759
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,947
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	89	92
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,455
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	3,478	3,813
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,292
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,052
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,531
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,506
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,337
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,139
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	187	211
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,790
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,547	1,756
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	512	466
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,090
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	257	272
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,380
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,799	2,016
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	106	115
Series 2010-SL-4, REMIC, 11.34%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	33
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,566	1,667
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,589
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,051	2,446
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	1,365	1,410
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	642	733
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,743
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	6,643	7,019
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,436	1,568
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,201	4,440
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,009
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	8,605	8,950
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	5,580	5,895
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,284	4,449
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	18,674	19,743
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	6,548	6,826
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	298	341
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	18,253	18,615
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	544	568
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	583	663
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	538	611
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	781	900
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,030	1,183
Interest Only, Series 2008-SA-40, REMIC, 6.29%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	1,155	204
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,170	1,202
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,021	2,247
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,539	18,972
Interest Only, Series 2011-SH-97, REMIC, 6.02%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	2,045	410
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,430
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,354
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,925

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2013-FA-H16, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	8,097	8,167
		402,058
U.S. Treasury Note 20.3%
Treasury, United States Department of
2.00%, 11/30/22	28,000	28,866
2.63%, 02/28/23 - 02/15/29	60,000	64,223
1.13%, 02/28/25 - 02/28/27	140,000	141,223
0.63%, 03/31/27	50,000	48,344
2.25%, 08/15/27	40,000	42,394
0.38%, 09/30/27	15,000	14,116
1.50%, 02/15/30	40,000	39,519
		378,685
Commercial Mortgage-Backed Securities 5.8%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,738
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,782
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	7,232
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,535
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,416
Series A1-K087, REMIC, 3.59%, 10/25/27	3,626	3,971
Series APT2-Q013, REMIC, 1.29%, 05/25/50 (a)	6,691	6,716
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (a)	5,117	5,453
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	13,761	14,798
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (a)	2,753	2,983
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (a)	4,000	4,523
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,056
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,989	9,624
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,177
		108,004
U.S. Treasury Bond 5.4%
Treasury, United States Department of
5.38%, 02/15/31	23,000	30,745
3.00%, 05/15/45 - 02/15/48	37,500	41,902
2.25%, 08/15/49	5,000	4,841
2.00%, 02/15/50	25,000	22,895
		100,383
U.S. Government Agency Obligations 2.7%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (b)	7,500	8,500
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (b)	5,000	6,199
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,590
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (b) (c)	20,660	17,351
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/21 - 07/15/37 (b) (c)	13,119	10,971
0.75%, 05/15/25 (b)	4,500	4,497
		51,108
U.S. Treasury Inflation Indexed Securities 2.6%
Treasury, United States Department of
1.38%, 02/15/44 (d)	37,319	48,830
Sovereign 0.5%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (c)	10,000	9,990
Total Government And Agency Obligations (cost $1,488,067)		1,515,921
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.3%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.53%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	256	202
Series 2006-1A1A-OA17, REMIC, 0.31%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (e)	415	348
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,446	4,756
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,325
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,034
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,107	2,087
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/07/30	5,546	5,394
Capital One Multi-Asset Execution Trust
Series 2019-A3-A3, 2.06%, 08/17/26	15,150	15,763
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,772	4,811
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,022
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.62%, 08/15/45 (a)	13,356	187
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	199	208
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,583
CWABS, Inc.
Series 2004-A-I, 0.40%, (1 Month USD LIBOR + 0.29%), 02/15/34 (a)	31	30
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	2,463	2,472
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	3,258
Exeter Automobile Receivables Trust 2020-2
Series 2020-A-2A, 1.13%, 08/15/23	1,387	1,390
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,485	6,477
FirstKey Homes 2020-SFR2 Trust
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,621	8,535
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	2,457	2,491
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,403
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,454
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.38%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	644	30
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A2-2, 0.74%, 11/15/21	2,251	2,255
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.06%, 02/25/34 (a)	225	214
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.61%, 10/25/34 (a)	96	95
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,576	1,532
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,990	12,906
SACO I Trust
Series 2006-A-6, REMIC, 0.38%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	37	34
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.32%, (1 Month USD LIBOR + 0.21%), 08/25/36 (a) (e)	471	446
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,689	11,524
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	615	721
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,577
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,312
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	283	283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,308
Total Non-U.S. Government Agency Asset-Backed Securities (cost $153,499)		154,467
CORPORATE BONDS AND NOTES 6.8%
Financials 3.0%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,713
Bank of America Corporation
3.55%, 03/05/24	5,000	5,279
BNP Paribas
1.32%, 01/13/27 (g)	6,470	6,334
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	907
Morgan Stanley
2.70%, 01/22/31	4,300	4,371
New York Life Global Funding
2.00%, 04/13/21 (g)	1,639	1,640
Principal Life Global Funding II
0.88%, 01/12/26 (g)	8,790	8,554
Protective Life Global Funding
1.17%, 07/15/25 (h)	7,790	7,711
State Street Corporation
3.15%, 03/30/31	2,000	2,122
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	877
2.91%, 06/05/23	1,350	1,386
Truist Financial Corporation
1.20%, 08/05/25 (i)	5,000	4,989
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,458
		55,341
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	7,275
The Walt Disney Company
2.00%, 09/01/29	3,900	3,846
T-Mobile USA, Inc.
3.88%, 04/15/30 (g)	10,000	10,851
		21,972
Consumer Staples 0.8%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,816
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,441
Kimberly-Clark Corporation
2.40%, 03/01/22	700	714
Mondelez International, Inc.
1.50%, 05/04/25	4,400	4,448
PepsiCo, Inc.
3.00%, 08/25/21	782	791
The Kroger Co.
1.70%, 01/15/31	5,000	4,669
		15,879
Health Care 0.8%
AbbVie Inc.
3.45%, 03/15/22	991	1,014
3.20%, 11/21/29	5,000	5,315
MultiCare Health System
2.80%, 08/15/50	1,250	1,157
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,811
Zoetis Inc.
2.00%, 05/15/30	2,200	2,118
		14,415
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,714
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,629
		4,343
Industrials 0.2%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	587
Lockheed Martin Corporation
3.35%, 09/15/21	547	555
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	2,898	2,956
		4,098
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,700
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,113
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,130
Phillips 66
4.30%, 04/01/22	912	946
		3,189
Utilities 0.1%
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,207
Virginia Electric and Power Company
2.95%, 01/15/22	870	882
		2,089
Information Technology 0.1%
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,376
Total Corporate Bonds And Notes (cost $125,662)		126,402
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.7%
JNL Government Money Market Fund, 0.00% (j) (k)	69,085	69,085
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (j) (k)	4,899	4,899
Total Short Term Investments (cost $73,984)		73,984
Total Investments 100.1% (cost $1,841,212)		1,870,774
Other Assets and Liabilities, Net (0.1)%		(2,768)
Total Net Assets 100.0%		1,868,006

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $36,476 and 2.0% of the Fund.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) All or a portion of the security was on loan as of March 31, 2021.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

as of March 31, 2021.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Protective Life Global Funding, 1.17%, 07/15/25	07/08/20	7,790	7,711	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 91.6%
United Kingdom 20.3%
AON Public Limited Company - Class A	54	12,497
Blue Prism Group PLC (a) (b)	108	1,898
Coca-Cola European Partners PLC	214	11,131
Compass Group PLC (a)	223	4,485
Dechra Pharmaceuticals PLC	74	3,510
Dr. Martens PLC (a)	330	2,089
Informa Switzerland Limited (a)	1,126	8,677
InterContinental Hotels Group PLC (a)	47	3,204
ITV Plc (a)	2,081	3,445
Linde Public Limited Company	17	4,691
Relx PLC	583	14,613
Rio Tinto PLC	162	12,399
Tesco PLC	2,063	6,506
		89,145
France 11.1%
Alstom (a)	104	5,213
Engie	705	10,034
Eurazeo SA	49	3,732
Pernod-Ricard SA	41	7,680
Sanofi SA	123	12,149
Vivendi SA	310	10,169
		48,977
Japan 10.9%
Daikin Industries Ltd.	20	4,090
Digital Garage Inc.	111	4,543
Fanuc Ltd.	24	5,690
Makita Corp.	197	8,451
NEXON Co.,Ltd.	220	7,137
Nintendo Co. Ltd.	15	8,460
Suzuki Motor Corp.	132	6,031
Yamaha Corp.	66	3,616
		48,018
Canada 9.4%
CAE Inc. (a)	458	13,040
Cogeco Communications	41	3,864
National Bank of Canada	142	9,668
Suncor Energy Inc.	329	6,869
Toromont Industries Ltd.	102	7,793
		41,234
Ireland 7.3%
Accenture Public Limited Company - Class A	28	7,702
CRH Plc	180	8,445
Medtronic Public Limited Company	87	10,304
Ryanair Holdings Plc - ADR (a)	51	5,832
		32,283
Hong Kong 5.6%
AIA Group Limited	1,157	14,187
ESR Cayman Limited (a)	1,727	5,676
Sands China Ltd. (a)	981	4,929
		24,792
Spain 5.3%
Bankinter SA	860	5,963
Industria de Diseno Textil, S.A.	271	8,925
Siemens Gamesa Renewable Energy, S.A.	218	8,435
		23,323
Switzerland 4.1%
ABB Ltd. - Class N	344	10,443
Julius Bar Gruppe AG - Class N	118	7,556
		17,999
Germany 4.0%
Hensoldt AG	234	3,614
Infineon Technologies AG - Class N	123	5,264
Knorr - Bremse Aktiengesellschaft	30	3,721
Vonovia SE	75	4,906
		17,505
Denmark 3.0%
Carlsberg A/S - Class B	56	8,601
Genmab A/S (a)	14	4,675
		13,276
Italy 3.0%
Enel SpA	980	9,764
Technogym S.p.A.	295	3,438
		13,202
Israel 1.9%
Bank Leumi Le-Israel BM	364	2,394
Israel Discount Bank Ltd.	1,436	5,967
		8,361
Sweden 1.9%
Hexagon Aktiebolag - Class B	48	4,406
Nordnet AB	243	3,921
		8,327
Finland 1.9%
Sampo Oyj - Class A	184	8,300
Netherlands 1.0%
Akzo Nobel N.V.	38	4,319
Portugal 0.9%
Energias de Portugal SA	716	4,094
Total Common Stocks (cost $329,206)		403,155
PREFERRED STOCKS 4.0%
Germany 4.0%
Volkswagen AG (c)	62	17,476
Total Preferred Stocks (cost $10,657)		17,476
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.00% (d) (e)	17,786	17,786
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	1,102	1,102
Total Short Term Investments (cost $18,888)		18,888
Total Investments 99.9% (cost $358,751)		439,519
Other Assets and Liabilities, Net 0.1%		639
Total Net Assets 100.0%		440,158

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Lazard International Strategic Equity Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	04/06/21	EUR	118	138	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 94.8%
United States of America 51.2%
Alphabet Inc. - Class A (a)	21	43,503
Amazon.com, Inc. (a)	20	61,891
Autodesk, Inc. (a)	55	15,256
Colgate-Palmolive Co.	147	11,572
Deere & Company	135	50,546
Expeditors International of Washington Inc.	122	13,163
Facebook, Inc. - Class A (a)	158	46,433
Microsoft Corporation	136	31,986
Oracle Corporation	507	35,603
Qualcomm Incorporated	142	18,835
Salesforce.Com, Inc. (a)	124	26,338
Schlumberger Ltd.	376	10,215
SEI Investments Co.	155	9,419
The Boeing Company (a)	187	47,610
Under Armour Inc. - Class A (a)	802	17,763
Visa Inc. - Class A	168	35,593
Yum! Brands, Inc.	63	6,794
		482,520
China 15.0%
Alibaba Group Holding Limited - ADR (a)	168	37,985
Baidu, Inc. - Class A - ADR (a)	108	23,603
Tencent Holdings Limited	422	33,544
Trip.com Group Limited - ADR (a)	485	19,224
Yum China Holdings, Inc.	456	27,026
		141,382
Netherlands 6.4%
Adyen B.V. (a)	17	36,972
Core Laboratories N.V.	28	798
NXP Semiconductors N.V.	110	22,246
		60,016
Argentina 6.0%
MercadoLibre S.R.L (a)	39	56,987
Switzerland 5.8%
Nestle SA - Class N	131	14,610
Novartis AG - Class N	474	40,498
		55,108
United Kingdom 4.3%
Experian PLC	555	19,117
Reckitt Benckiser Group PLC	92	8,221
Unilever PLC	232	12,973
		40,311
Japan 2.3%
Fanuc Ltd.	91	21,689
Brazil 1.6%
American Beverage Co Ambev - ADR	5,487	15,036
France 0.9%
Sodexo SA (a)	87	8,342
Denmark 0.9%
Novo Nordisk A/S - Class B	120	8,093
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited	1,189	3,579
Total Common Stocks (cost $632,234)		893,063
PREFERRED STOCKS 3.1%
Switzerland 3.1%
Roche Holding AG	90	29,217
Total Preferred Stocks (cost $26,721)		29,217
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund, 0.00% (b) (c)	19,231	19,231
Total Short Term Investments (cost $19,231)		19,231
Total Investments 99.9% (cost $678,186)		941,511
Other Assets and Liabilities, Net 0.1%		1,131
Total Net Assets 100.0%		942,642

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 46.9%
Financials 16.6%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	654
4.88%, 01/16/24	608	661
2.88%, 08/14/24	150	155
3.50%, 01/15/25	600	629
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,469
4.26%, 04/10/25 (a)	3,241	3,523
Akbank T.A.S
5.00%, 10/24/22 (a)	200	201
Ally Financial Inc.
1.45%, 10/02/23	72	73
3.88%, 05/21/24	386	417
5.13%, 09/30/24	1,050	1,185
4.63%, 03/30/25	186	207
5.75%, 11/20/25	2,021	2,296
American Express Company
0.84%, (3 Month USD LIBOR + 0.65%), 02/27/23 (b)	30	30
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	273
4.40%, 05/19/26 (a) (c)	1,277	1,430
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	830	846
5.13%, 10/01/23 (a)	259	277
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	546
Banco de Credito del Peru
2.70%, 01/11/25 (a)	142	147
Bank of America Corporation
4.20%, 08/26/24	700	771
0.81%, 10/24/24	191	192
3.95%, 04/21/25	250	274
0.98%, 09/25/25	158	158
3.09%, 10/01/25	76	81
3.37%, 01/23/26	421	453
2.02%, 02/13/26	167	171
1.32%, 06/19/26	369	368
1.20%, 10/24/26	916	904
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,617
BankUnited, Inc.
4.88%, 11/17/25	388	437
Barclays PLC
10.18%, 06/12/21 (a)	208	212
4.61%, 02/15/23 (c)	2,134	2,202
Bayer US Finance II LLC
0.83%, (3 Month USD LIBOR + 0.63%), 06/25/21 (a) (b)	300	300
3.50%, 06/25/21 (a)	400	402
3.88%, 12/15/23 (a)	500	539
4.25%, 12/15/25 (a)	1,100	1,225
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	862
4.38%, 04/10/24 (a)	300	326
BBVA USA
2.50%, 08/27/24	250	263
BNP Paribas
1.32%, 01/13/27 (a)	200	196
Capital One Financial Corporation
2.60%, 05/11/23	91	95
CIT Group Inc.
5.00%, 08/01/23	425	461
4.75%, 02/16/24	481	522
3.93%, 06/19/24	50	53
Citigroup Inc.
0.90%, (3 Month USD LIBOR + 0.69%), 10/27/22 (b)	490	493
3.14%, 01/24/23	151	154
1.68%, 05/15/24	86	88
4.04%, 06/01/24	290	311
3.88%, 03/26/25	60	65
4.40%, 06/10/25	2,015	2,237
3.70%, 01/12/26	550	604
3.11%, 04/08/26	1,080	1,153
Citizens Bank, National Association
1.00%, (3 Month USD LIBOR + 0.81%), 05/26/22 (b)	260	262
CNH Industrial Capital LLC
4.88%, 04/01/21	123	123
CNO Financial Group, Inc.
5.25%, 05/30/25	725	823
Commonwealth Bank of Australia
3.38%, 10/20/26 (d)	727	735
Credit Suisse (USA), Inc.
3.63%, 09/09/24	1,541	1,669
Credit Suisse Group AG
3.00%, 12/14/23 (a) (b)	2,979	3,084
4.21%, 06/12/24 (a)	1,182	1,262
2.19%, 06/05/26 (a)	500	507
1.31%, 02/02/27 (a)	250	242
Daimler Finance North America LLC
3.88%, 09/15/21 (a)	431	438
1.09%, (3 Month USD LIBOR + 0.90%), 02/15/22 (a) (b)	350	352
Danske Bank A/S
3.00%, 09/20/22 (a)	550	556
5.00%, 01/12/23 (a)	200	206
1.17%, 12/08/23 (a)	218	219
5.38%, 01/12/24 (a)	1,028	1,146
1.23%, 06/22/24 (a)	1,624	1,639
3.24%, 12/20/25 (a)	1,625	1,731
1.62%, 09/11/26 (a)	219	216
Diamond Finance International Limited
5.88%, 06/15/21 (a)	2	2
5.45%, 06/15/23 (a) (e)	1,894	2,070
Discover Bank
3.35%, 02/06/23	300	315
Element Fleet Management Corp.
1.60%, 04/06/24 (a)	113	113
Emera US Holdings Inc.
2.70%, 06/15/21	500	501
Enel Finance International N.V.
2.75%, 04/06/23 (a)	818	851
4.25%, 09/14/23 (a)	971	1,053
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (a)	360	411
Ford Motor Credit Company LLC
5.88%, 08/02/21	980	993
3.81%, 10/12/21	400	404
1.28%, (3 Month USD LIBOR + 1.08%), 08/03/22 (b)	525	519
2.98%, 08/03/22	3,515	3,563
4.25%, 09/20/22	200	207
5.58%, 03/18/24	1,550	1,674
5.13%, 06/16/25	485	524
GA Global Funding Trust
1.63%, 01/15/26 (a)	125	125
General Motors Financial Company, Inc.
3.20%, 07/06/21	250	251
3.15%, 06/30/22	825	848
5.20%, 03/20/23	46	50
5.10%, 01/17/24	750	830
2.75%, 06/20/25	1,666	1,738
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,000	1,067
4.13%, 03/12/24 (a)	420	455
4.63%, 04/29/24 (a)	250	275
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (f) (g)	689	660
Herbalife International, Inc.
7.25%, 08/15/26 (a)	571	598
HSBC Holdings PLC
4.25%, 03/14/24	300	326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (e)	310	320
3.13%, 07/26/24 (a) (e)	4,298	4,546
ING Groep N.V.
1.34%, (3 Month USD LIBOR + 1.15%), 03/29/22 (b)	250	252
Intercontinental Exchange, Inc.
0.70%, 06/15/23	76	76
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	738	804
3.25%, 09/23/24 (a)	2,942	3,134
Itau Unibanco Holding S.A.
2.90%, 01/24/23 (a)	400	408
Jefferies Financial Group Inc.
5.50%, 10/18/23	250	271
JPMorgan Chase & Co.
3.88%, 09/10/24	725	795
Ladder Capital Finance Holdings LLLP
5.25%, 03/15/22 (a)	310	312
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	200	202
4.58%, 12/10/25	200	223
Macquarie Bank Limited
4.88%, 06/10/25 (a) (c)	1,621	1,798
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	261
1.34%, 01/12/27 (a)	202	198
Morgan Stanley
4.10%, 05/22/23	540	578
5.00%, 11/24/25	300	345
Muthoot Finance Limited
4.40%, 09/02/23 (a)	400	406
NatWest Markets N.V.
4.75%, 07/28/25 (a) (c)	208	233
NatWest Markets PLC
6.13%, 12/15/22	1,075	1,166
5.13%, 05/28/24	1,185	1,313
Navient Corporation
6.63%, 07/26/21	182	185
6.50%, 06/15/22	400	420
5.88%, 10/25/24	354	373
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	100	108
Nielsen Finance LLC
5.00%, 04/15/22 (a)	476	476
Nordea Bank AB
4.88%, 05/13/21 (a)	897	901
4.25%, 09/21/22 (a)	200	211
3.75%, 08/30/23 (a)	400	430
Onemain Finance Corporation
8.25%, 10/01/23	262	295
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.33%, 05/28/25 (a)	225	250
Protective Life Global Funding
1.08%, 06/09/23 (a)	150	152
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	214
Santander UK Group Holdings PLC
3.37%, 01/05/24 (c)	200	209
SLM Corporation
7.25%, 01/25/22	1,183	1,226
5.50%, 01/25/23	240	249
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	993	1,061
5.63%, 03/15/23	1,006	1,068
Standard Chartered PLC
4.25%, 01/20/23 (a)	1,499	1,541
1.32%, 10/14/23 (a)	200	202
0.99%, 01/12/25 (a)	320	318
1.21%, 03/23/25 (a)	200	201
2.82%, 01/30/26 (a)	1,689	1,757
SunTrust Banks, Inc.
0.78%, (3 Month USD LIBOR + 0.59%), 05/17/22 (b)	325	327
Swedbank AB
1.30%, 06/02/23 (a)	200	203
The Goldman Sachs Group, Inc.
0.93%, (3 Month USD LIBOR + 0.75%), 02/23/23 (b)	82	83
1.24%, (3 Month USD LIBOR + 1.05%), 06/05/23 (b)	327	329
1.22%, (3 Month USD LIBOR + 1.00%), 07/24/23 (b)	180	181
1.79%, (3 Month USD LIBOR + 1.60%), 11/29/23 (b)	423	435
3.50%, 01/23/25 - 04/01/25	520	563
3.27%, 09/29/25	284	305
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (c)	406	418
3.88%, 09/12/23	393	421
Trinity Acquisition PLC
3.50%, 09/15/21	750	758
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	199
UBS AG
7.63%, 08/17/22	2,824	3,082
5.13%, 05/15/24 (d)	1,900	2,094
UBS Group Funding (Switzerland) AG
1.40%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (b)	250	255
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (a) (c)	270	276
4.25%, 11/13/23 (a) (c)	250	272
Wells Fargo & Company
2.19%, 04/30/26	705	727
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	200	205
4.75%, 04/29/25 (a)	1,215	1,300
		112,762
Energy 6.6%
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23	1,600	1,423
Cenovus Energy Inc.
3.00%, 08/15/22	325	333
3.80%, 09/15/23	1,343	1,419
5.38%, 07/15/25	1,360	1,530
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	841	968
5.88%, 03/31/25	1,992	2,271
Cimarex Energy Co.
4.38%, 06/01/24	912	992
Comstock Escrow Corporation
9.75%, 08/15/26	186	202
Continental Resources, Inc.
5.00%, 09/15/22	606	607
4.50%, 04/15/23	683	705
3.80%, 06/01/24	455	468
Diamondback Energy, Inc.
0.90%, 03/24/23	253	253
2.88%, 12/01/24	636	671
4.75%, 05/31/25	154	172
5.38%, 05/31/25	3,092	3,191
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	300	310
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	380	382
Greenko Mauritius
6.25%, 02/21/23 (a)	200	206
Helmerich & Payne, Inc.
4.65%, 03/15/25	435	478
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	307
Laredo Petroleum, Inc.
9.50%, 01/15/25	266	256
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	149
Matador Resources Company
5.88%, 09/15/26	960	935

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
MEG Energy Corp.
6.50%, 01/15/25 (a)	1,148	1,186
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	188	191
MPLX LP
1.29%, (3 Month USD LIBOR + 1.10%), 09/09/22 (b)	805	805
Murphy Oil Corporation
6.88%, 08/15/24	596	609
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	1,500	1,558
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	500	570
Occidental Petroleum Corporation
1.64%, (3 Month USD LIBOR + 1.45%), 08/15/22 (b)	1,102	1,091
6.95%, 07/01/24	300	330
2.90%, 08/15/24	966	955
Oceaneering International, Inc.
4.65%, 11/15/24	250	240
PDC Energy, Inc.
6.13%, 09/15/24	321	330
Petro-Canada
9.25%, 10/15/21	1,000	1,048
7.88%, 06/15/26	110	140
Petróleos Mexicanos
3.83%, (3 Month USD LIBOR + 3.65%), 03/11/22 (b)	350	354
5.38%, 03/13/22	150	154
3.50%, 01/30/23	150	152
4.63%, 09/21/23	1,000	1,029
Precision Drilling Corporation
7.75%, 12/15/23	129	129
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,600	1,662
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	200	217
5.75%, 05/15/24	1,700	1,918
5.88%, 06/30/26	1,000	1,173
Saudi Arabian Oil Company
2.88%, 04/16/24 (a)	200	210
1.63%, 11/24/25 (a)	350	352
Seven Generations Energy Ltd.
6.75%, 05/01/23 (a)	398	400
5.38%, 09/30/25 (a)	1,149	1,195
SM Energy Company
6.13%, 11/15/22	653	643
10.00%, 01/15/25 (a)	246	277
Southern Natural Gas Company, L.L.C.
4.40%, 06/15/21	263	264
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	225	231
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	600	606
Valero Energy Corporation
2.70%, 04/15/23	500	519
1.20%, 03/15/24	116	116
3.65%, 03/15/25	533	573
2.85%, 04/15/25	313	327
Viper Energy Partners LP
5.38%, 11/01/27 (a)	466	485
Western Midstream Operating, LP
2.32%, (3 Month USD LIBOR + 0.85%), 01/13/23 (b) (e)	906	890
WPX Energy, Inc.
8.25%, 08/01/23	108	124
5.25%, 09/15/24 - 10/15/27	3,000	3,229
5.75%, 06/01/26	599	627
		45,137
Consumer Discretionary 5.5%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	127	127
Arcos Dorados S.A.
6.63%, 09/27/23 (a)	635	687
5.88%, 04/04/27 (a)	100	106
Carnival Corporation
11.50%, 04/01/23 (a)	1,754	2,002
Century Communities, Inc.
5.88%, 07/15/25	732	759
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	25	26
D.R. Horton, Inc.
2.60%, 10/15/25	307	323
Daimler Finance North America LLC
0.87%, (3 Month USD LIBOR + 0.67%), 11/05/21 (a) (b)	625	627
3.65%, 02/22/24 (a)	1,250	1,348
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	568	606
Expedia Group, Inc.
3.60%, 12/15/23 (a)	500	531
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,670	1,808
Ford Motor Company
8.50%, 04/21/23	175	195
General Motors Company
5.40%, 10/02/23	23	26
6.13%, 10/01/25	22	26
GLP Financing, LLC
5.25%, 06/01/25	750	841
Hasbro, Inc.
3.00%, 11/19/24 (e)	266	284
3.55%, 11/19/26	84	91
Hyundai Capital America
1.25%, 09/18/23 (a)	1,290	1,299
0.80%, 01/08/24 (a)	497	493
5.88%, 04/07/25 (a)	451	521
1.30%, 01/08/26 (a)	252	246
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (g)	750	772
International Game Technology PLC
6.50%, 02/15/25 (a)	266	292
4.13%, 04/15/26 (a)	204	209
IRB Holding Corp.
6.75%, 02/15/26 (a)	319	330
Kohl's Corporation
4.25%, 07/17/25	874	958
L Brands, Inc.
9.38%, 07/01/25 (a)	488	609
Las Vegas Sands Corp.
3.20%, 08/08/24	209	218
Laureate Education, Inc.
8.25%, 05/01/25 (a)	150	157
Lennar Corporation
4.75%, 11/15/22 (f)	166	175
4.88%, 12/15/23	625	683
4.50%, 04/30/24	2,255	2,461
4.75%, 05/30/25	823	919
LGI Homes, Inc.
6.88%, 07/15/26 (a)	558	584
M/I Homes Inc.
5.63%, 08/01/25	256	265
Marriott International, Inc.
5.75%, 05/01/25 (e)	548	628
Mattel, Inc.
3.15%, 03/15/23 (h)	600	611
6.75%, 12/31/25 (a)	207	218
3.38%, 04/01/26 (a)	212	217
Meituan
2.13%, 10/28/25 (a)	400	397
MGM Resorts International
6.00%, 03/15/23	35	38
6.75%, 05/01/25	430	464
NCL Corporation Ltd.
5.88%, 03/15/26 (a)	293	296
Newell Brands Inc.
4.35%, 04/01/23 (e) (f)	279	294
4.88%, 06/01/25	549	606
PVH Corp.
4.63%, 07/10/25 (e)	1,188	1,308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	767	893
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	1,060	1,152
Service Corporation International
8.00%, 11/15/21	677	705
Tapestry, Inc.
3.00%, 07/15/22 (e)	1,279	1,307
4.25%, 04/01/25	1,500	1,633
Tesla Inc.
5.30%, 08/15/25 (a)	1,425	1,479
The William Carter Company
5.50%, 05/15/25 (a)	689	736
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	536	571
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	205
3.35%, 05/13/25 (a)	500	537
Wyndham Destinations, Inc.
6.60%, 10/01/25 (e) (f)	228	256
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	453	465
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	869
5.50%, 03/01/25 (a)	88	92
		37,581
Industrials 4.2%
Air Lease Corporation
0.85%, (3 Month USD LIBOR + 0.67%), 06/03/21 (b)	1,434	1,430
3.00%, 09/15/23	2,000	2,090
Aircastle Limited
4.40%, 09/25/23	808	857
4.13%, 05/01/24	500	529
American Airlines Group Inc.
3.75%, 03/01/25 (a) (h)	715	609
American Airlines, Inc.
5.50%, 04/20/26 (a)	506	526
American Woodmark Corporation
4.88%, 03/15/26 (a)	286	293
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	665	745
1.95%, 01/30/26 (a)	160	156
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,000	1,105
2.13%, 02/21/26 (a)	135	129
4.25%, 04/15/26 (a)	119	124
BAE Systems PLC
4.75%, 10/11/21 (a)	500	512
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	242	248
CNH Industrial N.V.
4.50%, 08/15/23	250	271
Fluor Corporation
3.50%, 12/15/24	167	172
Howmet Aerospace Inc.
5.13%, 10/01/24	130	143
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	729
Hutchison Whampoa Finance (CI) Limited
3.63%, 10/31/24 (a)	400	438
IHS Markit Ltd.
4.13%, 08/01/23	244	262
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	107	112
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	38	39
Navistar International Corporation
6.63%, 11/01/25 (a)	400	416
NTT Finance Corporation
0.58%, 03/01/24 (a)	200	199
1.16%, 04/03/26 (a)	427	421
Omega Engineering, Inc.
5.00%, 01/15/26 (a)	379	389
Otis Worldwide Corporation
0.69%, (3 Month USD LIBOR + 0.45%), 04/05/23 (b)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	752
5.50%, 02/15/24 (a)	1,204	1,303
PGT Innovations Inc.
6.75%, 08/01/26 (a)	66	70
Rumo Luxembourg SARL
5.88%, 01/18/25 (a)	400	422
Ryder System, Inc.
3.75%, 06/09/23	125	133
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	791	894
Summit Materials, LLC
5.13%, 06/01/25 (a)	359	364
The Boeing Company
2.80%, 03/01/23	443	459
4.51%, 05/01/23 (e)	1,025	1,097
4.88%, 05/01/25 (e)	2,039	2,269
2.20%, 02/04/26 (e)	1,750	1,743
The Hillman Group, Inc.
6.38%, 07/15/22 (a)	1,446	1,447
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	301	308
TransDigm Inc.
6.50%, 05/15/25	625	639
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	86	93
8.00%, 11/01/26 (a)	696	753
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	987
3.20%, 06/15/25 (e)	526	556
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	450	484
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	792
		28,759
Utilities 3.7%
Alexander Funding Trust
1.84%, 11/15/23 (a)	665	672
American Transmission Systems, Incorporated
5.25%, 01/15/22 (a)	505	521
Aquarion Water Company
4.00%, 08/15/24 (a)	1,070	1,182
Atmos Energy Corporation
0.63%, 03/09/23	332	332
BG Gas International B.V.
0.00%, 11/04/21 (d) (i)	350	349
Calpine Corporation
5.25%, 06/01/26 (a)	831	856
Cemig Geracao e Transmissao S.A.
9.25%, 12/05/24 (a)	250	287
Comisión Federal de Electricidad
4.88%, 05/26/21 (a)	725	727
4.88%, 01/15/24 (a)	1,350	1,475
Dominion Energy, Inc.
4.10%, 04/01/21 (f)	223	223
Enel Finance International N.V.
2.65%, 09/10/24 (a)	750	789
4.63%, 09/14/25 (a)	300	340
FirstEnergy Corp.
3.35%, 07/15/22 (e) (f)	1,300	1,324
4.75%, 03/15/23 (e) (f)	725	765
2.05%, 03/01/25	510	512
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	335	360
Great Plains Energy Incorporated
5.29%, 06/15/22 (f)	225	235
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	465
Monongahela Power Company
4.10%, 04/15/24 (a)	400	430
National Fuel Gas Company
5.50%, 01/15/26 (e)	1,205	1,380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
NextEra Energy Capital Holdings, Inc.
0.91%, (3 Month USD LIBOR + 0.72%), 02/25/22 (b)	350	352
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,431
One Gas, Inc.
0.85%, 03/11/23	703	703
1.10%, 03/11/24	2,446	2,448
Origin Energy Finance Limited
5.45%, 10/14/21 (a)	400	407
Pacific Gas And Electric Company
1.37%, 03/10/23	645	645
3.75%, 02/15/24	585	623
3.15%, 01/01/26	2,055	2,141
Puget Energy, Inc.
6.00%, 09/01/21	500	511
5.63%, 07/15/22	250	263
The AES Corporation
3.30%, 07/15/25 (a)	509	540
TransAlta Corporation
4.50%, 11/15/22	500	519
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,639	1,714
		25,521
Information Technology 2.6%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	121	124
7.00%, 01/15/26 (a)	136	145
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	797	849
Broadcom Inc.
4.70%, 04/15/25	65	73
3.15%, 11/15/25	1,880	2,003
Change Healthcare Holdings Inc.
5.75%, 03/01/25 (a)	1,460	1,488
Dell International L.L.C.
4.00%, 07/15/24 (a) (e)	305	331
5.85%, 07/15/25 (a)	1,000	1,166
Entegris Inc.
4.63%, 02/10/26 (a)	1,000	1,034
Everi Payments Inc.
7.50%, 12/15/25 (a)	590	614
Flex Ltd.
3.75%, 02/01/26	803	864
Hewlett Packard Enterprise Company
0.96%, (3 Month USD LIBOR + 0.72%), 10/05/21 (b)	450	450
Microchip Technology Incorporated
3.92%, 06/01/21	408	410
4.33%, 06/01/23	394	423
2.67%, 09/01/23 (a)	648	676
0.97%, 02/15/24 (a)	1,555	1,553
NXP B.V.
3.88%, 09/01/22 (a)	450	469
4.63%, 06/01/23 (a)	300	324
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	894
SK Hynix Inc.
1.00%, 01/19/24 (a)	498	497
1.50%, 01/19/26 (a)	1,000	985
Solera, LLC
10.50%, 03/01/24 (a)	260	268
VeriSign, Inc.
4.63%, 05/01/23	692	695
5.25%, 04/01/25	870	982
Vontier Corporation
1.80%, 04/01/26 (a)	126	125
		17,442
Materials 2.0%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	575	594
Anglo American Capital PLC
4.13%, 04/15/21 (a)	200	200
5.38%, 04/01/25 (a)	2,155	2,458
4.88%, 05/14/25 (a)	400	452
Blue Cube Spinco Inc.
10.00%, 10/15/25	46	49
CSN Resources S.A.
7.63%, 02/13/23 (a)	225	234
Forterra Finance, LLC
6.50%, 07/15/25 (a)	24	26
Freeport-McMoRan Inc.
3.55%, 03/01/22	500	507
3.88%, 03/15/23	345	359
4.55%, 11/14/24	874	956
Glencore Finance (Canada) Limited
4.95%, 11/15/21 (a)	882	905
4.25%, 10/25/22 (a) (e) (f)	417	439
Kinross Gold Corporation
5.13%, 09/01/21	132	133
5.95%, 03/15/24	136	153
LYB International Finance III, LLC
1.24%, (3 Month USD LIBOR + 1.00%), 10/01/23 (b)	1,000	1,014
MOS Holdings Inc.
3.25%, 11/15/22	444	461
Newmont Corporation
3.63%, 06/09/21	571	571
Norbord Inc.
6.25%, 04/15/23 (a)	127	138
Novelis Corporation
5.88%, 09/30/26 (a)	6	6
Nutrition & Biosciences, Inc.
1.23%, 10/01/25 (a)	1,033	1,016
Silgan Holdings Inc.
1.40%, 04/01/26 (a)	58	57
Steel Dynamics, Inc.
5.00%, 12/15/26	800	842
Suzano Austria GmbH
5.75%, 07/14/26 (a)	200	235
Tronox Incorporated
6.50%, 05/01/25 (a)	967	1,036
Westrock Company, Inc.
3.00%, 09/15/24	500	533
		13,374
Communication Services 1.9%
Altice Financing S.A.
7.50%, 05/15/26 (a)	400	417
Altice France S.A.
7.38%, 05/01/26 (a)	2,000	2,080
AT&T Inc.
0.90%, 03/25/24	571	571
1.70%, 03/25/26	476	476
Baidu, Inc.
4.38%, 05/14/24	600	658
3.08%, 04/07/25	400	422
CCO Holdings, LLC
5.50%, 05/01/26 (a)	300	309
CSC Holdings, LLC
6.75%, 11/15/21	1,450	1,492
DISH DBS Corporation
6.75%, 06/01/21	876	883
5.88%, 07/15/22	590	616
iHeartCommunications, Inc.
6.38%, 05/01/26	160	170
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	288	293
Netflix, Inc.
3.63%, 06/15/25 (a)	625	666
4.38%, 11/15/26	88	98
Sirius XM Radio Inc.
3.88%, 08/01/22 (a)	640	644
5.38%, 07/15/26 (a)	633	654
Tencent Holdings Limited
1.13%, (3 Month USD LIBOR + 0.91%), 04/11/24 (a) (b)	260	260
T-Mobile USA, Inc.
6.00%, 03/01/23	561	565

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	450	467
Weibo Corporation
1.25%, 11/15/22 (c) (h)	540	525
3.50%, 07/05/24	650	684
		12,950
Health Care 1.6%
AbbVie Inc.
3.45%, 03/15/22	750	767
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	1,259	1,291
Becton, Dickinson and Company
1.21%, (3 Month USD LIBOR + 1.03%), 06/06/22 (b)	1,000	1,009
Centene Corporation
5.38%, 08/15/26 (a)	330	347
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	569	595
CommonSpirit Health
1.55%, 10/01/25	778	782
Encompass Health Corporation
5.13%, 03/15/23	114	114
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	261
HCA Inc.
8.36%, 04/15/24	109	126
5.25%, 04/15/25 - 06/15/26	2,937	3,372
Molina Healthcare, Inc.
5.38%, 11/15/22 (f)	633	664
Royalty Pharma PLC
1.20%, 09/02/25 (a)	134	132
Select Medical Corporation
6.25%, 08/15/26 (a)	750	797
Universal Health Services, Inc.
5.00%, 06/01/26 (a)	500	514
		10,771
Consumer Staples 1.3%
Albertsons Companies, Inc.
5.75%, 03/15/25	5	5
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)	750	770
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	908	899
Bacardi Limited
4.45%, 05/15/25 (a)	200	222
BAT Capital Corp.
1.07%, (3 Month USD LIBOR + 0.88%), 08/15/22 (b)	361	364
3.22%, 08/15/24	2,558	2,724
Chobani LLC
7.50%, 04/15/25 (a)	800	832
FAGE International S.A.
5.63%, 08/15/26 (a)	335	346
Kraft Heinz Foods Company
3.00%, 06/01/26	56	59
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,075
Reynolds American Inc.
4.45%, 06/12/25	150	166
Suntory Holdings Limited
2.25%, 10/16/24 (a)	800	834
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	476	519
		8,815
Real Estate 0.9%
Equinix, Inc.
1.00%, 09/15/25	248	244
5.38%, 05/15/27	1,922	2,064
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	588	600
Forestar Group Inc.
8.00%, 04/15/24 (a)	51	53
Hat Holdings I LLC
5.25%, 07/15/24 (a)	261	270
6.00%, 04/15/25 (a)	847	893
Kennedy-Wilson, Inc.
5.88%, 04/01/24	130	131
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	902
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	450	472
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	575	649
		6,278
Total Corporate Bonds And Notes (cost $317,956)		319,390
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 34.3%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	884
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.76%, (1 Month USD LIBOR + 0.65%), 06/15/33 (b)	1,250	1,250
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	4,039	4,089
American Credit Acceptance Receivables Trust 2020-3
Series 2020-A-3, 0.62%, 10/13/23	3,500	3,503
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	308
Series 2019-C-1, 3.36%, 02/18/25	395	412
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	205
AmeriCredit Automobile Receivables Trust 2020-2
Series 2020-A2A-2, 0.60%, 03/18/22	490	491
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.27%, (3 Month USD LIBOR + 1.05%), 01/28/31 (b)	296	296
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	112	113
AOA 2015-1177 Mortgage Trust
Series 2015-A-1177, REMIC, 2.96%, 12/15/21	152	153
Apidos CLO XXIV
Series 2016-A1AL-24A, 1.07%, (3 Month USD LIBOR + 0.95%), 10/21/30 (b)	1,600	1,600
Apidos ClO XXV Blocker A
Series 2016-A1R-25A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/20/31 (b)	2,510	2,510
Apidos CLO XXVII
Series 2017-A1-27A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/17/30 (b)	1,600	1,600
AptarGroup Inc.
Series 2018-A-FL1, 1.26%, (1 Month USD LIBOR + 1.15%), 02/15/24 (b)	750	750
AREIT 2018-CRE2 Trust
Series 2018-A-CRE2, 1.09%, (1 Month USD LIBOR + 0.98%), 11/16/35 (b)	68	68
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 06/15/35 (b)	1,150	1,150
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	1,310	1,406
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	293
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	885
Bain Capital Credit CLO
Series 2020-A1-5A, 1.49%, (3 Month USD LIBOR + 1.22%), 01/20/32 (b)	410	410
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	48	48
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 1.06%, (1 Month USD LIBOR + 0.96%), 11/15/21 (b)	845	845
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.83%, (1 Month USD LIBOR + 0.72%), 03/16/37 (b) (f)	2,060	2,039
Series 2018-C-TALL, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 03/16/37 (b) (f)	2,100	2,053
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 10/15/37 (b) (f)	77	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	187
Benefit Strategy Partners LLC
Series 2014-ARRR-IVA, 1.37%, (3 Month USD LIBOR + 1.18%), 01/20/32 (b)	480	480
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.35%, (1 Month USD LIBOR + 2.24%), 10/15/21 (b)	1,900	1,881
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 08/16/21 (b)	64	64
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 1.17%, (3 Month USD LIBOR + 0.98%), 07/20/29 (b)	3,000	3,000
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.26%, (1 Month USD LIBOR + 1.15%), 05/15/29 (b)	350	350
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	686
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 1.41%, (1 Month USD LIBOR + 1.30%), 04/15/21 (b)	1,000	993
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.03%, (1 Month USD LIBOR + 0.92%), 10/15/21 (b)	282	282
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/21 (b)	242	242
Series 2019-C-XL, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 10/15/21 (b)	188	188
Series 2019-D-XL, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 10/15/21 (b)	3,502	3,502
Series 2019-F-XL, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 10/15/21 (b)	235	235
BX Trust
Series 2018-A-GW, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 05/15/37 (b) (f)	2,890	2,889
BX Trust 2017-APPL
Series 2017-F-SLCT, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 07/15/34 (b) (f)	3,400	3,409
BX Trust 2021-MFM1
Series 2021-A-MFM1, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 01/17/23 (b)	700	698
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	96
Series 2019-A2-A2, 1.72%, 08/15/22	613	625
Series 2005-B3-B3, 0.79%, (3 Month USD LIBOR + 0.55%), 07/15/25 (b)	463	456
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	49	49
CARLYLE US CLO 2017-2 Ltd
Series 2017-A1R-2A, 0.00%, (3 Month USD LIBOR + 1.05%), 07/21/31 (b)	2,000	2,000
CARLYLE US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.09%, (3 Month USD LIBOR + 0.90%), 07/20/29 (b)	360	360
CarMax Auto Owner Trust 2018-3
Series 2018-A3-3, 3.13%, 06/15/23	50	51
CarMax Auto Owner Trust 2019-3
Series 2019-A2A-3, 2.21%, 12/15/22	99	100
CarMax Auto Owner Trust 2019-4
Series 2019-A2A-4, 2.01%, 03/15/23	106	107
CarMax Auto Owner Trust 2020-1
Series 2020-C-1, 2.34%, 11/17/25	237	246
CarMax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	27	27
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	965
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	855
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	625	625
Cedar Funding VIII CLO Ltd
Series 2017-A1-8A, 1.47%, (3 Month USD LIBOR + 1.25%), 10/17/30 (b)	500	500
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	3,000	2,972
CFCRE 2016-C4 Mortgage Trust
Series 2016-A4-C4, REMIC, 3.28%, 02/12/26	450	484
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 11/15/36 (b) (f)	810	811
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.04%, (1 Month USD LIBOR + 0.93%), 11/17/36 (b) (f)	600	601
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.32%, (3 Month USD LIBOR + 1.10%), 01/31/31 (b)	250	250
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 0.99%, 02/18/53 (b)	34,927	2,506
Citigroup Inc.
Series 2015-A5-PC1, REMIC, 3.90%, 06/12/25	1,015	1,118
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (b)	150	163
Comenity Bank
Series 2016-A-A, 2.03%, 06/15/21	410	412
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,395
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	495
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	427
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.61%, 08/12/24 (b)	700	750
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	403	434
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	380
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	463
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	400	434
COMM 2020-SBX Mortgage Trust
Series 2020-A-SBX, REMIC, 1.67%, 01/12/26	425	426
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	357
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	434
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	329
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	493	495
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 05/15/21 (b)	800	801
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (f)	710	711
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.34%, (1 Month USD LIBOR + 1.23%), 05/17/21 (b)	250	250
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (f)	333	333
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (b)	225	223
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (f)	646	638
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/19/25 (b)	850	849
Deephaven Residential Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.34%, 03/25/24 (b)	66	66
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	462
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	138
DLL LLC
Series 2019-A2-MT3, 2.13%, 01/20/22	67	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	85	87
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	550
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	578
Drive Auto Receivables Trust 2019-2
Series 2019-B-2, REMIC, 3.17%, 08/15/21	136	136
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	2,430	2,459
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 1.43%, (3 Month USD LIBOR + 1.21%), 07/18/30 (a) (b)	1,600	1,600
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.36%, (3 Month USD LIBOR + 1.12%), 01/15/31 (b)	530	529
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.26%, (3 Month USD LIBOR + 1.02%), 04/15/31 (b)	1,600	1,598
DSC Floorplan Master Owner Trust
Series 2018-A2-2A, 3.69%, 10/15/21	2,069	2,106
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,458
Ellington Financial Mortgage Trust 2017-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (b)	720	719
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (b)	159	159
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	338	339
Exantas Capital Corp
Series 2019-A-RSO7, 1.11%, (1 Month USD LIBOR + 1.00%), 04/15/22 (b) (f)	128	128
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	340	348
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	223	226
Flagship Credit Auto Trust 2019-1
Series 2019-A-1, 3.11%, 08/15/23	158	159
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	1,046
Ford Credit Auto Lease Trust 2021-A
Series 2021-A2-A, 0.19%, 07/15/22	869	869
Series 2021-A3-A, 0.26%, 02/15/23	657	656
Series 2021-A4-A, 0.30%, 04/15/23	1,109	1,107
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (b)	500	510
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 11/15/21	65	66
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,922
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (f)	175	186
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (f)	524	564
Ford Credit Auto Owner Trust 2020-B
Series 2020-A2-B, 0.50%, 02/15/23	351	352
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	444
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	1,165	1,164
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-1, 2.84%, 03/15/22	350	358
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 0.00%, (3 Month USD LIBOR + 0.95%), 07/24/30 (b)	600	600
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 1.06%, (3 Month USD LIBOR + 0.87%), 04/24/29 (b)	1,650	1,650
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	703
GM Financial Automobile Leasing Trust 2021-1
Series 2021-A2-1, 0.17%, 07/20/22	1,324	1,323
Series 2021-A3-1, 0.26%, 04/20/23	904	903
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	487	487
Series 2021-A3-1, 0.35%, 05/16/24	380	379
GM Financial Consumer Automobile Receivables Trust 2020-1
Series 2020-A2-1, 1.83%, 09/16/21	101	101
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,166
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	286
GPMT Ltd
Series 2019-A-FL2, 1.41%, (1 Month USD LIBOR + 1.30%), 06/15/23 (b)	390	390
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/21 (b) (f)	1,700	1,698
Series 2019-B-WOLF, REMIC, 1.44%, (1 Month USD LIBOR + 1.33%), 12/15/21 (b) (f)	45	45
Series 2019-C-WOLF, REMIC, 1.74%, (1 Month USD LIBOR + 1.63%), 12/15/21 (b) (f)	1,600	1,584
Series 2019-D-WOLF, REMIC, 2.04%, (1 Month USD LIBOR + 1.93%), 12/15/21 (b) (f)	2,000	1,964
Series 2019-E-WOLF, REMIC, 2.84%, (1 Month USD LIBOR + 2.73%), 12/15/21 (b) (f)	1,515	1,473
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.40%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (b)	250	250
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.26%, (1 Month USD LIBOR + 1.15%), 08/16/32 (b) (f)	100	100
Series 2019-B-BOCA, 1.61%, (1 Month USD LIBOR + 1.50%), 06/15/38 (b)	500	500
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 07/16/35 (b) (f)	3,838	3,834
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-A-70P, 1.11%, (1 Month USD LIBOR + 1.00%), 10/15/21 (b) (f)	1,242	1,241
Series 2019-B-70P, 1.43%, (1 Month USD LIBOR + 1.32%), 10/15/21 (b) (f)	360	358
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	311
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	426
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	389
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	378
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.12%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (b)	234	234
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	244	241
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	231	233
Series 2020-A4-2, 1.09%, 08/15/23	535	543
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	302
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	849	849
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 11/15/21 (b)	325	325
HPS Loan Management 10-2016 Ltd
Series 10A-A1R-16, 1.36%, (3 Month USD LIBOR + 1.14%), 01/20/28 (b)	1,092	1,092
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	362	362
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	861

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	56
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	855	913
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 07/07/23 (b) (f)	692	690
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	596
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-Ace
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	706
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	153
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/24 (b)	2,000	2,000
JP Morgan Chase & Co.
Series 2016-A-WIKI, REMIC, 2.80%, 10/07/21	166	167
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	481
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	445
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	124
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (b)	500	516
Kayne CLO 5 Ltd
Series 2019-A-5A, 1.57%, (3 Month USD LIBOR + 1.35%), 07/26/32 (b)	250	250
Kayne CLO I Ltd
Series 2018-AR-1A, 1.15%, (3 Month USD LIBOR + 0.98%), 07/15/31 (b)	800	800
Kayne CLO II Ltd
Series 2018-AR-2A, 1.23%, (3 Month USD LIBOR + 1.08%), 10/15/31 (b)	620	620
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	397	420
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 0.66%, (1 Month USD LIBOR + 0.55%), 12/15/25 (b)	675	674
KREF Ltd
Series 2018-A-FL1, 1.21%, (1 Month USD LIBOR + 1.10%), 06/17/36 (b) (f)	349	349
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (b)	3,400	3,398
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 2.11%, (1 Month USD LIBOR + 2.00%), 03/15/24 (b)	2,310	2,299
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.51%, (1 Month USD LIBOR + 1.40%), 09/15/34 (b)	135	135
Madison Park Funding XI Ltd
Series 2013-AR2-11A, 1.10%, (3 Month USD LIBOR + 0.90%), 07/23/29 (b)	2,000	2,000
Magnetite XXIX, Limited
Series 2021-A-29A, 1.09%, (3 Month USD LIBOR + 0.99%), 01/17/34 (b)	520	520
Marathon CRE 2018-FL1 Issuer, Ltd.
Series 2018-A-FL1, 1.26%, (1 Month USD LIBOR + 1.15%), 06/16/28 (b)	198	198
Marble Point CLO XV Ltd
Series 2019-A1-1A, 1.64%, (3 Month USD LIBOR + 1.42%), 07/23/32 (b)	250	250
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A2-A, 0.18%, 03/15/23	398	398
Series 2021-A3-A, 0.25%, 01/16/24	437	437
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	273	273
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	336
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	384
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	488
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	500	494
Morgan Stanley Capital Barclays Bank Trust 2016-MART
Series 2016-A-MART, REMIC, 2.20%, 09/15/21	1,084	1,079
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	384	411
Motel 6 Trust
Series 2017-F-MTL6, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 08/15/34 (b)	1,420	1,423
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.04%, (3 Month USD LIBOR + 0.82%), 10/13/27 (b)	371	371
MRA Issuance Trust 2021-8
Series 2021-A1Y-8, 1.26%, (1 Month USD LIBOR + 1.15%), 10/15/21 (b) (j)	5,900	5,900
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (b)	1,000	1,034
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	668	670
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 1.15%, (3 Month USD LIBOR + 0.97%), 07/25/30 (b)	300	300
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	344
Octagon Investment Partners 32 Ltd
Series 2017-A1R-1A, 0.00%, (3 Month USD LIBOR + 0.95%), 07/15/29 (b)	1,440	1,440
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 1.06%, (3 Month USD LIBOR + 0.95%), 07/16/29 (b)	470	470
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.22%, (3 Month USD LIBOR + 1.00%), 01/27/31 (b)	250	250
Octagon Investment Partners XXI Ltd
Series 2014-AAR3-1A, 1.18%, (3 Month USD LIBOR + 1.00%), 02/14/31 (b)	620	620
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	5,300	5,361
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 01/15/23 (b)	800	805
Series 2020-AJ-1NYP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 01/15/23 (b)	670	674
OREC Ltd.
Series 2018-A-CRE1, 1.29%, (1 Month USD LIBOR + 1.18%), 06/16/36 (b)	1,036	1,037
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/17/29 (b)	496	496
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.47%, (3 Month USD LIBOR + 1.25%), 07/22/30 (b)	1,491	1,491
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.98%, (3 Month USD LIBOR + 0.80%), 02/22/28 (b)	314	314
Parallel 2015-1 Ltd
Series 2015-AR-1A, 1.07%, (3 Month USD LIBOR + 0.85%), 07/20/27 (b)	179	179
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.25%, (3 Month USD LIBOR + 1.03%), 07/20/29 (b)	500	498
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (b) (f)	969	969
Series 2019-D-6, 2.56%, (1 Month USD LIBOR + 2.45%), 04/16/37 (b) (f)	1,760	1,734

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
PFP 2021-7 Ltd
Series 2021-A-7, 0.95%, (1 Month USD LIBOR + 0.85%), 04/16/38 (b)	1,500	1,500
Series 2021-D-7, 2.50%, (1 Month USD LIBOR + 2.40%), 04/16/38 (b)	2,855	2,855
Series 2021-E-7, 3.10%, (1 Month USD LIBOR + 3.00%), 04/16/38 (b)	1,390	1,390
PFS Financing Corp.
Series 2018-A-F, 3.52%, 10/15/21	4,175	4,244
Series 2020-A-E, 1.00%, 10/16/23	1,000	1,005
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,447
Race Point IX CLO Ltd
Series 2015-A1AR-9A, 1.45%, (3 Month USD LIBOR + 1.21%), 10/15/30 (b)	249	249
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.12%, (1 Month USD LIBOR + 1.00%), 03/27/34 (b)	232	230
Regatta Funding LP 2013-2A
Series 2013-A1R3-2A, 0.95%, (3 Month USD LIBOR + 0.85%), 01/16/29 (b)	1,480	1,480
Santander Drive Auto Receivables Trust 2018-4
Series 2018-C-4, 3.56%, 01/18/22	209	211
Series 2018-D-4, 3.98%, 06/15/23	1,034	1,073
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	688	701
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	635
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	378
Santander Retail Auto Lease Trust 2019-B
Series 2019-A2A-B, REMIC, 2.29%, 07/21/21	145	145
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, REMIC, 0.51%, 12/20/23	1,875	1,872
SCF Equipment Leasing 2019-2 LLC
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,558
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	844
Series 2021-B-1A, 1.37%, 08/20/29	1,000	996
Shackleton 2017-X CLO Ltd
Series 2017-AR-10A, 1.26%, (3 Month USD LIBOR + 1.04%), 04/20/29 (b)	250	249
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 06/15/21 (b) (f)	708	702
SMB Private Education Loan Trust 2021-A
Series 2021-A1-A, 0.61%, (1 Month USD LIBOR + 0.50%), 01/15/53 (b)	175	175
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.69%, (3 Month USD LIBOR + 1.45%), 04/16/29 (b)	250	246
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	2,062	2,092
Synchrony Credit Card Master Note Trust
Series 2016-A-2, 2.21%, 05/15/21	450	451
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 0.00%, (3 Month USD LIBOR + 0.96%), 11/18/30 (b)	720	720
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 1.20%, (3 Month USD LIBOR + 1.06%), 01/29/32 (b)	250	250
TCW CLO 2019-1 AMR Ltd
Series 2019-A-1A, 1.17%, (3 Month USD LIBOR + 0.97%), 02/15/29 (b)	270	270
The Bancorp Commercial Mortgage 2019-CRE6 Trust
Series 2019-A-CRE6, REMIC, 1.16%, (1 Month USD LIBOR + 1.05%), 06/17/22 (b)	480	480
THL Credit Wind River 2017-1 CLO Ltd
Series 2017-AR-1A, 1.36%, (3 Month USD LIBOR + 1.14%), 04/18/29 (b)	426	426
THL Credit Wind River 2017-3 CLO Ltd
Series 2017-A-3A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/15/30 (b)	250	250
THL Credit Wind River CLO Ltd.
Series 2013-A1R-1A, 1.47%, (3 Month USD LIBOR + 1.25%), 07/22/30 (b)	644	644
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (f)	2,600	2,578
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	398	398
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,167
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	86	88
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.26%, (1 Month USD LIBOR + 1.15%), 10/17/34 (b)	1,138	1,139
UBS Commercial Mortgage Trust 2012-C1
Series 2012-A3-C1, REMIC, 3.40%, 03/11/22	380	384
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	401
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-A4-C5, REMIC, 3.18%, 02/10/23	1,583	1,641
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,122
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	278
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,976
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (f)	152	152
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (b)	889	881
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,704	1,705
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,667
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	388	393
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	130	131
Series 2020-A4-1, 1.26%, 08/20/26	493	501
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.16%, (1 Month USD LIBOR + 1.05%), 12/15/33 (b)	128	128
Series 2019-D-WBM, REMIC, 2.14%, (1 Month USD LIBOR + 2.03%), 12/15/33 (b)	500	491
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	224	227
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	387
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	4,134	4,145
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	77	78
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,167
York CLO-2 Ltd
Series 2015-AR-1A, 1.37%, (3 Month USD LIBOR + 1.15%), 01/22/31 (b)	2,900	2,901
Series 2015-BR-1A, 1.67%, (3 Month USD LIBOR + 1.45%), 01/22/31 (b)	478	477
Total Non-U.S. Government Agency Asset-Backed Securities (cost $232,241)		233,155
GOVERNMENT AND AGENCY OBLIGATIONS 15.3%
U.S. Treasury Note 14.6%
Treasury, United States Department of
0.13%, 10/31/22 - 12/15/23	93,186	93,103
0.38%, 11/30/25	6,665	6,519
		99,622
Sovereign 0.6%
Kenya, Government of
6.88%, 06/24/24 (a)	800	880
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	86	95
Morocco, Kingdom of
4.25%, 12/11/22 (a)	550	576
Saudi Arabia, Government of
2.38%, 10/26/21 (a)	1,000	1,008

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Senegal, Government of
8.75%, 05/13/21 (a)	400	400
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	450	462
The Republic of Indonesia, The Government of
4.45%, 02/11/24	550	601
		4,022
Municipal 0.1%
Illinois, State of
4.95%, 06/01/23	330	342
JFK International Air Terminal LLC
1.36%, 12/01/21	55	55
1.61%, 12/01/22	55	56
		453
Total Government And Agency Obligations (cost $104,208)		104,097
SENIOR FLOATING RATE INSTRUMENTS 4.3%
Consumer Discretionary 1.4%
Boyd Gaming Corporation
Term Loan B3, 0.00%, (3 Month USD LIBOR + 2.25%), 09/15/23 (b) (k)	800	797
Carnival Corporation
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 7.50%), 06/29/25 (b) (k)	350	361
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (b) (k)	1,122	1,155
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (b)	148	148
CWGS Group LLC
Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 11/02/23 (b)	297	295
Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 11/02/23 (b)	4	4
CWGS Group, LLC
2016 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 11/02/23 (b)	29	29
Ford Motor Company
Unsecured Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 12/31/22 (b) (j) (k)	100	97
Unsecured Term Loan, 0.00%, (1 Month USD LIBOR + 1.75%), 12/31/22 (b) (j) (k)	1,100	1,067
Hayward Industries, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 08/04/24 (b) (k)	1,724	1,721
Panera Bread Company
Term Loan A, 0.00%, (3 Month USD LIBOR + 2.25%), 07/18/22 (b) (k)	488	477
Term Loan A, 0.00%, (1 Month USD LIBOR + 2.25%), 07/18/22 (b) (k)	1,863	1,821
Seminole Tribe of Florida
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 07/06/24 (b) (k)	1,028	1,026
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 07/26/24 (b) (k)	340	339
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (b)	78	78
		9,415
Real Estate 0.6%
Invitation Homes Operating Partnership LP
2020 Term Loan A, 0.00%, (3 Month USD LIBOR + 1.55%), 01/31/25 (b) (j) (k)	197	193
2020 Term Loan A, 0.00%, (1 Month USD LIBOR + 1.55%), 01/31/25 (b) (j) (k)	2,723	2,675
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 12/13/24 (b) (k)	1,223	1,209
		4,077
Industrials 0.6%
Boeing Company The
Term Loan, 1.43%, (3 Month USD LIBOR + 1.25%), 02/06/22 (b)	2,173	2,171
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/05/23 (b)	955	950
The Hillman Group, Inc.
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/16/25 (b)	249	248
Uber Technologies, Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 02/16/27 (b) (k)	298	297
XPO Logistics, Inc.
2018 Term Loan B, 2.11%, (1 Month USD LIBOR + 1.75%), 02/23/25 (b)	400	397
		4,063
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan A, 2.11%, (1 Month USD LIBOR + 2.00%), 01/31/25 (b)	285	282
Charter Communications Operating, LLC
2017 Term Loan A2, 1.62%, (1 Month USD LIBOR + 1.50%), 03/31/23 (b) (j)	861	857
Comcast Hulu Holdings, LLC
Term Loan A, 0.99%, (1 Month USD LIBOR + 0.88%), 03/15/24 (b) (j)	1,663	1,647
		2,786
Financials 0.4%
Asurion LLC
2018 Term Loan B6, 0.00%, (3 Month USD LIBOR + 3.00%), 11/03/23 (b) (k)	1,139	1,135
2018 Term Loan B6, 0.00%, (1 Month USD LIBOR + 3.00%), 11/03/23 (b) (k)	314	313
Avolon LLC
2020 Term Loan B5, 0.00%, (3 Month USD LIBOR + 2.50%), 12/01/27 (b) (k)	80	80
Nielsen Finance LLC
USD Term Loan B4, 2.10%, (1 Month USD LIBOR + 2.00%), 10/04/23 (b)	1,027	1,025
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (3 Month USD LIBOR + 1.75%), 12/15/24 (b) (k)	45	44
		2,597
Energy 0.3%
Buckeye Partners, L.P.
2021 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 11/01/26 (b)	1,172	1,166
Hess Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 2.73%), 03/16/23 (b) (j) (k)	653	643
		1,809
Health Care 0.2%
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (b)	838	837
IQVIA Inc.
2020 Term Loan A2, 2.75%, (3 Month USD LIBOR + 1.75%), 06/13/23 (b)	264	262
NVA Holdings, Inc.
2020 Term Loan A5, 2.63%, (1 Month USD LIBOR + 2.50%), 02/19/25 (b) (j)	195	189
		1,288
Materials 0.2%
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 2.13%), 01/17/23 (b) (k)	233	232
Owens-Illinois Group, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.50%), 06/25/24 (b) (j) (k)	995	982
		1,214
Consumer Staples 0.1%
US Foods, Inc.
2016 Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 06/27/23 (b)	1,001	987
Information Technology 0.1%
Colorado Buyer Inc
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (b)	608	602

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Science Applications International Corporation
2020 Incremental Term Loan B, 1.99%, (1 Month USD LIBOR + 1.88%), 03/05/27 (b)	91	91
		693
Total Senior Floating Rate Instruments (cost $29,056)		28,929
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (l) (m)	1,987	1,987
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (l) (m)	1,305	1,305
Commercial Paper 0.1%
Conagra Brands, Inc.
0.32%, 04/08/21 (n)	250	250
Dollarama Inc.
0.23%, 04/06/21 (n)	250	250
General Motors Financial Company, Inc.
0.76%, 04/01/21 (n)	250	250
Humana Inc.
0.22%, 04/12/21 (n)	366	366
		1,116
Total Short Term Investments (cost $4,408)		4,408
Total Investments 101.4% (cost $687,869)		689,979
Other Derivative Instruments 0.0%		61
Other Assets and Liabilities, Net (1.4)%		(9,542)
Total Net Assets 100.0%		680,498

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $154,419 and 22.7% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) All or a portion of the security was on loan as of March 31, 2021.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(n) The coupon rate represents the yield to maturity.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BG Gas International B.V., 0.00%, 11/04/21	05/12/20	346	349	0.1
Commonwealth Bank of Australia, 3.38%, 10/20/26	03/24/21	736	735	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	2,092	2,094	0.3
		3,174	3,178	0.5

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	864	July 2021	190,872	(39)	(164)

Short Contracts
United States 5 Year Note	(603)	July 2021	(75,132)	100	722

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 69.3%
U.S. Treasury Note 29.7%
Treasury, United States Department of
2.25%, 04/15/22 - 11/15/27	26,341	27,765
1.88%, 04/30/22 - 07/31/26	10,315	10,696
2.13%, 05/15/22 - 05/31/26	21,227	22,235
0.13%, 05/31/22 - 02/15/24	53,990	53,904
1.75%, 05/31/22 - 11/15/29	22,508	23,171
1.63%, 08/31/22 - 08/15/29	19,047	19,535
1.50%, 09/15/22 - 02/15/30	22,793	23,298
1.38%, 10/15/22 - 08/31/26	13,515	13,859
2.00%, 10/31/22 - 11/15/26	18,648	19,496
2.38%, 01/31/23 - 05/15/29	10,544	11,221
2.63%, 02/28/23 - 02/15/29	7,343	7,847
0.50%, 03/15/23 - 10/31/27	16,720	16,186
2.50%, 03/31/23 - 05/15/24	10,006	10,596
0.25%, 04/15/23 - 10/31/25	26,073	25,666
2.75%, 04/30/23 - 02/15/28	22,942	24,598
1.25%, 07/31/23 - 03/31/28	5,040	5,045
2.88%, 09/30/23 - 08/15/28	18,645	20,230
1.13%, 02/28/25 - 02/29/28	6,140	6,131
0.38%, 04/30/25 - 09/30/27	14,384	13,944
3.00%, 10/31/25	1,745	1,917
0.50%, 02/28/26 (a)	5,375	5,269
0.75%, 03/31/26 - 01/31/28	8,450	8,264
0.63%, 03/31/27 - 08/15/30	18,410	17,094
3.13%, 11/15/28	3,380	3,779
0.88%, 11/15/30	5,075	4,694
1.13%, 02/15/31 (a)	6,485	6,127
		402,567
Mortgage-Backed Securities 27.5%
Federal Home Loan Mortgage Corporation
3.50%, 07/01/21 - 07/01/49	10,097	10,836
4.50%, 09/01/22 - 04/01/50	3,726	4,125
3.00%, 02/01/24 - 07/01/50	16,838	17,722
4.00%, 02/01/24 - 06/01/50	7,819	8,504
5.00%, 03/01/26 - 10/01/49	1,634	1,846
2.50%, 08/01/27 - 02/01/51	12,234	12,647
6.50%, 07/01/28 - 03/01/39	116	138
5.50%, 11/01/28 - 02/01/40	588	680
2.00%, 01/01/29 - 01/01/51	4,508	4,547
6.00%, 02/01/29 - 05/01/40	374	442
Federal National Mortgage Association, Inc.
5.00%, 10/01/21 - 06/01/49	2,159	2,453
2.50%, 12/01/21 - 12/01/50	16,860	17,451
5.50%, 01/01/22 - 02/01/42	1,203	1,385
4.50%, 02/01/22 - 06/01/49	5,404	5,976
4.00%, 03/01/24 - 10/01/49	14,637	15,918
6.00%, 05/01/24 - 09/01/39	717	837
3.50%, 09/01/25 - 04/01/50	20,235	21,653
3.00%, 11/01/26 - 09/01/50	34,545	36,292
2.00%, 09/01/28 - 01/01/51	6,470	6,526
TBA, 3.00%, 02/01/32 - 04/15/51 (b)	3,848	4,030
6.50%, 07/01/32 - 12/01/38	226	268
1.50%, 11/01/35 - 11/01/50	3,155	3,139
7.00%, 12/01/35 - 02/01/38	23	27
TBA, 1.50%, 04/15/36 - 05/15/51 (b)	11,600	11,331
TBA, 2.00%, 04/15/36 - 05/15/51 (b)	54,025	54,144
TBA, 2.50%, 04/15/36 - 05/15/51 (b)	20,975	21,523
TBA, 3.50%, 04/15/36 - 04/15/51 (b)	10,900	11,523
7.50%, 11/01/37	1	2
TBA, 4.00%, 04/15/51 (b)	5,475	5,876
TBA, 4.50%, 04/15/51 (b)	2,350	2,559
Government National Mortgage Association
4.00%, 12/15/24 - 05/20/50	9,713	10,570
4.50%, 04/20/26 - 06/20/49	4,792	5,299
3.50%, 05/15/26 - 07/20/50	18,920	20,250
3.00%, 01/20/27 - 09/20/50	17,628	18,562
2.50%, 08/20/27 - 05/20/50	2,029	2,105
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	134	156
5.00%, 03/15/33 - 06/20/49	1,945	2,183
5.50%, 08/15/33 - 04/20/43	240	274
6.50%, 07/15/38	20	23
TBA, 2.00%, 04/15/51 - 05/15/51 (b)	10,525	10,618
TBA, 2.50%, 04/15/51 (b)	13,450	13,873
TBA, 3.00%, 04/15/51 (b)	4,125	4,295
TBA, 3.50%, 04/15/51 (b)	300	317
		372,926
U.S. Treasury Bond 7.0%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,295
5.25%, 11/15/28	182	232
4.75%, 02/15/37 - 02/15/41	2,177	3,047
3.50%, 02/15/39	965	1,156
4.50%, 08/15/39	123	167
1.13%, 05/15/40 - 08/15/40	8,725	7,112
4.38%, 05/15/40	1,488	1,995
3.88%, 08/15/40	1,243	1,568
1.38%, 11/15/40 - 08/15/50	7,411	5,896
1.88%, 02/15/41 - 02/15/51	2,990	2,719
3.13%, 11/15/41 - 05/15/48	3,832	4,381
3.00%, 05/15/42 - 02/15/49	17,156	19,225
2.75%, 08/15/42 - 11/15/47	7,184	7,697
2.88%, 05/15/43 - 05/15/49	4,590	5,022
3.63%, 08/15/43 - 02/15/44	4,851	5,962
3.75%, 11/15/43	1,825	2,284
3.38%, 05/15/44 - 11/15/48	3,267	3,901
2.50%, 02/15/45 - 05/15/46	5,645	5,759
2.25%, 08/15/46 - 08/15/49	5,215	5,059
2.38%, 11/15/49	2,485	2,472
2.00%, 02/15/50	3,109	2,847
1.25%, 05/15/50	2,872	2,171
1.63%, 11/15/50	3,340	2,786
		94,753
U.S. Government Agency Obligations 1.5%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (c)	1,500	1,533
0.50%, 04/14/25 (c)	400	397
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (c)	225	206
Federal Home Loan Mortgage Corporation
0.25%, 06/08/22 - 12/04/23 (c)	3,700	3,701
0.13%, 07/25/22 (c)	500	500
0.38%, 04/20/23 - 05/05/23 (c)	1,250	1,255
2.75%, 06/19/23 (c)	500	528
6.75%, 09/15/29 (a) (c)	60	85
6.75%, 03/15/31 (c)	120	174
6.25%, 07/15/32 (a) (c)	205	295
Federal National Mortgage Association, Inc.
2.25%, 04/12/22 (c)	500	511
2.38%, 01/19/23 (c)	500	520
0.25%, 05/22/23 - 07/10/23 (c)	1,000	1,001
2.88%, 09/12/23 (c)	400	426
2.63%, 09/06/24 (a) (c)	900	967
1.63%, 10/15/24 (c)	500	519
0.63%, 04/22/25 (c)	1,000	997
0.50%, 06/17/25 (c)	1,000	991
0.88%, 12/18/26 (c)	225	221
7.25%, 05/15/30 (c)	540	790
6.63%, 11/15/30 (c)	631	899
FHLBanks Office of Finance
2.50%, 02/13/24 (a) (c)	1,000	1,063
2.88%, 09/13/24 (c)	1,200	1,298
3.25%, 11/16/28 (c)	750	843
5.50%, 07/15/36 (c)	700	1,007
		20,727
Sovereign 1.4%
Canada, Government of
1.63%, 01/22/25	200	206
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	558
6.55%, 03/14/37	250	339

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	216
4.13%, 11/20/45	200	225
5.10%, 06/18/50	100	123
4.98%, 04/20/55	100	122
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	432
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	323
3.60%, 01/30/25	230	250
3.75%, 01/11/28	400	427
8.30%, 08/15/31	300	424
4.75%, 04/27/32 - 03/08/44	856	916
5.55%, 01/21/45	500	575
4.60%, 01/23/46	250	255
5.75%, 10/12/10	100	111
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	115
7.13%, 02/09/24	250	295
2.88%, 10/16/24	300	323
Government of the Republic of Panama
4.00%, 09/22/24	400	435
6.70%, 01/26/36	400	539
4.50%, 04/16/50	600	664
Israel, Government of
4.00%, 06/30/22	500	522
5.50%, 04/26/24	142	164
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	283
7.63%, 03/29/41	250	402
Manitoba, Province of
3.05%, 05/14/24	350	376
Ministry of Defence State of Israel
2.75%, 07/03/30	400	418
3.38%, 01/15/50	200	201
4.50%, 04/03/20	300	354
Ontario, Government of
3.40%, 10/17/23	135	145
3.20%, 05/16/24	300	324
0.63%, 01/21/26	300	292
Presidencia de la República de Colombia
8.13%, 05/21/24	400	477
7.38%, 09/18/37	650	856
5.63%, 02/26/44	200	227
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	861
5.38%, 06/15/33	200	242
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	272
5.38%, 04/01/56 (c)	300	449
The Philippines, Government of
4.20%, 01/21/24	250	273
9.50%, 02/02/30	400	622
1.65%, 06/10/31 (a)	300	283
6.38%, 01/15/32	500	669
3.70%, 03/01/41	600	625
The Province of Alberta, Government of
3.30%, 03/15/28	200	220
The Province of British Columbia, Government of
6.50%, 01/15/26	70	86
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	415
2.85%, 02/14/30	600	611
5.35%, 02/11/49	200	248
The Republic of Korea, Government of
5.63%, 11/03/25	250	299
Urzad Rady Ministrow
3.00%, 03/17/23	500	524
		19,613
Commercial Mortgage-Backed Securities 1.1%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	537
Federal Home Loan Mortgage Corporation
Series A1-K032, REMIC, 3.02%, 02/25/23	78	80
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	582
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	528
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,080
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,088
Series A2-K047, REMIC, 3.33%, 05/25/25	500	547
Series A2-K062, REMIC, 3.41%, 12/25/26	500	556
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	1,000	1,157
Series A2-K087, REMIC, 3.77%, 12/25/28	500	574
Series A2-K092, REMIC, 3.30%, 04/25/29	400	445
Series A1-K099, REMIC, 2.26%, 06/25/29	390	405
Series A1-K106, REMIC, 1.78%, 10/25/29	495	505
Series A2-K103, REMIC, 2.65%, 11/25/29	600	638
Series A2-K117, REMIC, 1.41%, 08/25/30	500	480
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	696
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.55%, 04/25/23 (d)	78	81
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,470
Series 2017-A2-M2, REMIC, 2.81%, 02/25/27 (d)	988	1,062
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	500	543
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	500	566
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	331
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	523
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	295
		14,769
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	399
California, State of
3.50%, 04/01/28	80	89
7.55%, 04/01/39	300	485
7.30%, 10/01/39	150	229
Chicago Transit Authority
6.90%, 12/01/40	200	279
Connecticut, State of
5.85%, 03/15/32	125	166
Cook, County of
6.23%, 11/15/34	100	133
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	271
Dallas County Hospital District
5.62%, 08/15/44	300	397
Dallas Independent School District
6.45%, 02/15/35	300	303
District of Columbia, Government of
5.59%, 12/01/34	220	281
Illinois, State of
5.10%, 06/01/33	300	338
7.35%, 07/01/35	400	497
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	337
Los Angeles Unified School District
5.76%, 07/01/29	200	248
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	368
Metropolitan Transportation Commission
6.26%, 04/01/49	200	309
Municipal Electric Authority of Georgia
7.06%, 04/01/57	197	274
New Jersey Economic Development Authority
7.43%, 02/15/29	200	256
New Jersey Turnpike Authority
7.10%, 01/01/41	250	383
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	341
New York City Transitional Finance Authority
5.77%, 08/01/36	260	327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	403
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	263
San Diego County Water Authority
6.14%, 05/01/49	260	377
State Public School Building Authority
5.00%, 09/15/27	300	355
Texas A&M University
3.66%, 07/01/47	100	109
Texas Department of Transportation
5.18%, 04/01/30	400	488
Texas, State of
5.52%, 04/01/39	200	279
The Ohio State University
4.91%, 06/01/40	200	259
3.80%, 12/01/46	500	568
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	261
4.46%, 10/01/62	300	370
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	282
Wisconsin, State of
5.70%, 05/01/26	410	476
		11,200
U.S. Treasury Securities 0.3%
Treasury, United States Department of
1.75%, 05/15/22	3,800	3,870
Total Government And Agency Obligations (cost $931,399)		940,425
CORPORATE BONDS AND NOTES 28.8%
Financials 9.1%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	311
3.88%, 01/23/28 (a)	300	314
AFLAC Incorporated
3.63%, 06/15/23	200	214
Ally Financial Inc.
3.88%, 05/21/24	300	324
5.80%, 05/01/25	250	290
8.00%, 11/01/31	300	417
American Express Company
2.65%, 12/02/22	500	519
3.00%, 10/30/24	400	429
4.05%, 12/03/42	400	448
American Express Credit Corporation
3.30%, 05/03/27	300	328
American International Group, Inc.
4.88%, 06/01/22	200	210
2.50%, 06/30/25	350	366
3.90%, 04/01/26	350	386
4.20%, 04/01/28	130	146
4.25%, 03/15/29	300	338
3.40%, 06/30/30	350	372
4.80%, 07/10/45	290	345
4.75%, 04/01/48	60	71
4.38%, 06/30/50	350	399
Aon Corporation
3.75%, 05/02/29	300	330
2.80%, 05/15/30	350	358
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	184
Ares Capital Corporation
4.25%, 03/01/25	300	322
Asian Development Bank
1.88%, 08/10/22 - 01/24/30	500	509
1.75%, 09/13/22	635	649
2.75%, 03/17/23 - 01/19/28	590	632
0.25%, 07/14/23	300	300
1.50%, 10/18/24	400	413
2.13%, 03/19/25	200	211
0.63%, 04/29/25	240	239
2.38%, 08/10/27	300	318
6.38%, 10/01/28	210	273
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	346
AXA
8.60%, 12/15/30	100	153
Banco Santander, S.A.
3.13%, 02/23/23 (e)	400	418
2.75%, 05/28/25 (e)	400	417
3.80%, 02/23/28 (e)	400	431
Bank of America Corporation
2.82%, 07/21/23	800	824
3.00%, 12/20/23	1,300	1,353
4.00%, 04/01/24 - 01/22/25	450	493
3.86%, 07/23/24	140	150
4.20%, 08/26/24	750	826
3.46%, 03/15/25	400	430
2.46%, 10/22/25	400	419
1.32%, 06/19/26	165	164
4.25%, 10/22/26	750	840
1.20%, 10/24/26	300	296
3.59%, 07/21/28	750	816
3.97%, 03/05/29	150	166
4.27%, 07/23/29	170	192
3.19%, 07/23/30	300	315
2.88%, 10/22/30	400	411
2.50%, 02/13/31	185	184
2.59%, 04/29/31	250	249
1.90%, 07/23/31	150	141
1.92%, 10/24/31	300	282
4.24%, 04/24/38	120	136
2.68%, 06/19/41	165	154
4.44%, 01/20/48	120	140
3.95%, 01/23/49	75	82
4.33%, 03/15/50	300	346
2.83%, 10/24/51	200	183
3.48%, 03/13/52	55	56
Bank of Montreal
0.45%, 12/08/23	500	498
0.95%, 01/22/27	600	583
3.80%, 12/15/32 (e)	300	329
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	308
Barclays PLC
1.70%, 05/12/22 (e)	350	355
3.65%, 03/16/25 (e)	400	430
5.25%, 08/17/45	250	311
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	235
4.20%, 08/15/48	135	155
2.85%, 10/15/50	200	185
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	239
BlackRock, Inc.
3.38%, 06/01/22	350	363
2.40%, 04/30/30	200	203
BNP Paribas
4.25%, 10/15/24	250	277
BPCE
4.00%, 04/15/24	200	219
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	318
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	273
Brookfield Financial, Inc.
3.90%, 01/25/28	150	165
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (e)	200	207
0.95%, 10/23/25 (e)	300	295
Capital One Financial Corporation
3.50%, 06/15/23	550	585
4.20%, 10/29/25	500	553
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	402
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	520

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.35%, 11/03/45	150	178
Cincinnati Financial Corporation
6.13%, 11/01/34	100	133
Citigroup Inc.
2.75%, 04/25/22	500	512
4.05%, 07/30/22	400	418
1.68%, 05/15/24	500	510
5.50%, 09/13/25	300	349
3.11%, 04/08/26	250	267
3.20%, 10/21/26	780	838
3.89%, 01/10/28	160	176
3.67%, 07/24/28	450	493
4.13%, 07/25/28	250	277
4.08%, 04/23/29	115	128
6.63%, 06/15/32	300	396
5.88%, 01/30/42	489	673
4.75%, 05/18/46	200	238
4.28%, 04/24/48	60	70
4.65%, 07/23/48	140	171
Citizens Financial Group, Inc.
2.64%, 09/30/32 (f)	300	288
CME Group Inc.
3.00%, 03/15/25	200	214
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	555
5.25%, 08/04/45	250	321
Corporacion Andina de Fomento
4.38%, 06/15/22	750	783
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	271
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	297
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	250	255
2.95%, 04/09/25	250	265
Deutsche Bank Aktiengesellschaft
3.95%, 02/27/23 (e)	500	527
3.55%, 09/18/31 (e)	300	309
Diamond Finance International Limited
6.02%, 06/15/26 (f) (g)	425	502
8.10%, 07/15/36 (f) (g)	145	213
8.35%, 07/15/46 (f) (g)	120	183
Discover Bank
4.25%, 03/13/26	200	224
2.70%, 02/06/30	250	253
Equitable Holdings, Inc.
4.35%, 04/20/28	85	95
5.00%, 04/20/48	100	121
ERP Operating Limited Partnership
2.50%, 02/15/30	200	200
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	300
0.50%, 05/19/25	500	496
European Investment Bank
2.38%, 06/15/22	500	513
1.38%, 09/06/22 (a)	1,000	1,017
2.00%, 12/15/22	500	515
2.50%, 03/15/23	400	418
1.38%, 05/15/23	250	256
2.25%, 06/24/24	550	581
1.88%, 02/10/25	600	627
1.63%, 03/14/25	210	218
0.38%, 12/15/25 - 03/26/26 (a)	525	509
Fifth Third Bancorp
8.25%, 03/01/38	300	482
FS KKR Capital Corp.
3.40%, 01/15/26	400	397
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	542
4.42%, 11/15/35	950	1,087
General Motors Financial Company, Inc.
3.55%, 07/08/22	300	311
4.15%, 06/19/23	500	535
4.00%, 01/15/25	200	217
2.90%, 02/26/25	200	210
1.25%, 01/08/26	200	196
2.35%, 01/08/31 (a)	400	382
HSBC Holdings PLC
4.25%, 03/14/24	150	163
3.80%, 03/11/25 (e)	400	431
3.97%, 05/22/30	300	325
7.63%, 05/17/32	650	896
6.10%, 01/14/42	300	415
ING Groep N.V.
3.55%, 04/09/24 (e)	300	323
Inter-American Development Bank
1.75%, 04/14/22 - 03/14/25	560	573
2.50%, 01/18/23	500	521
2.13%, 01/15/25	500	528
0.63%, 07/15/25	500	495
1.13%, 01/13/31	300	281
4.38%, 01/24/44	100	128
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	325
2.10%, 06/15/30	400	385
2.65%, 09/15/40	80	74
4.25%, 09/21/48	75	84
3.00%, 06/15/50 - 09/15/60	485	446
International Bank for Reconstruction and Development
1.88%, 10/07/22	500	513
7.63%, 01/19/23	800	907
1.63%, 01/15/25	250	259
0.63%, 04/22/25	430	429
0.38%, 07/28/25	300	294
2.50%, 07/29/25 - 11/22/27	1,340	1,431
0.50%, 10/28/25	500	491
1.25%, 02/10/31	195	184
International Finance Corporation
2.00%, 10/24/22	500	514
1.38%, 10/16/24	400	411
Jefferies Financial Group Inc.
5.50%, 10/18/23	400	434
Jefferies Group LLC
4.15%, 01/23/30	150	165
John Deere Capital Corporation
2.05%, 01/09/25	300	312
0.70%, 01/15/26	300	294
2.45%, 01/09/30	500	509
1.45%, 01/15/31	200	186
JPMorgan Chase & Co.
3.20%, 01/25/23	500	525
2.78%, 04/25/23	900	922
3.38%, 05/01/23	750	793
3.63%, 05/13/24	250	272
1.51%, 06/01/24	400	408
3.80%, 07/23/24	130	139
3.13%, 01/23/25	305	326
0.56%, 02/16/25	200	198
2.30%, 10/15/25	235	245
2.08%, 04/22/26	250	257
8.00%, 04/29/27	200	271
3.54%, 05/01/28	300	327
2.18%, 06/01/28	500	506
3.51%, 01/23/29	200	217
4.01%, 04/23/29	150	168
4.20%, 07/23/29	640	723
2.74%, 10/15/30	220	224
2.52%, 04/22/31	405	403
2.96%, 05/13/31	350	356
1.76%, 11/19/31	85	79
3.11%, 04/22/41 - 04/22/51	700	688
5.60%, 07/15/41	800	1,072
2.53%, 11/19/41	90	82
3.96%, 11/15/48	200	222
3.90%, 01/23/49	105	115
KeyBank National Association
0.42%, 01/03/24	300	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
KeyCorp
2.25%, 04/06/27	250	256
KfW
2.13%, 06/15/22	240	246
2.38%, 12/29/22	300	311
1.63%, 02/15/23	600	615
2.50%, 11/20/24	800	855
2.00%, 05/02/25	680	714
0.38%, 07/18/25	275	270
0.63%, 01/22/26	300	295
0.00%, 06/29/37 (h)	150	103
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	426
Lazard Group LLC
4.38%, 03/11/29	300	334
Lincoln National Corporation
4.00%, 09/01/23	500	541
Lloyds Banking Group PLC
3.90%, 03/12/24 (e)	300	325
3.87%, 07/09/25 (e)	250	272
4.65%, 03/24/26	500	559
4.34%, 01/09/48	500	552
LYB International Finance B.V.
5.25%, 07/15/43	300	368
Markel Corporation
4.15%, 09/17/50	300	332
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	83
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	330
MetLife, Inc.
3.60%, 04/10/24	250	272
5.70%, 06/15/35	100	135
6.40%, 12/15/36	100	126
5.88%, 02/06/41	300	414
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	321
3.85%, 03/01/26	500	552
4.29%, 07/26/38	300	342
Mizuho Financial Group Inc
3.55%, 03/05/23	300	318
4.02%, 03/05/28	500	555
2.20%, 07/10/31	200	193
Morgan Stanley
3.13%, 01/23/23	150	157
3.75%, 02/25/23	300	318
3.70%, 10/23/24	500	547
4.00%, 07/23/25	750	832
0.86%, 10/21/25	300	298
6.25%, 08/09/26	200	246
4.35%, 09/08/26	650	734
3.63%, 01/20/27	600	659
2.70%, 01/22/31	185	188
6.38%, 07/24/42	300	439
4.38%, 01/22/47	200	238
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	274
2.50%, 12/21/40 (g)	300	264
National Australia Bank Limited
2.50%, 07/12/26	500	528
Nomura Holdings, Inc.
2.65%, 01/16/25	200	207
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	401
Northern Trust Corporation
3.95%, 10/30/25	250	279
ORIX Corporation
3.70%, 07/18/27	200	222
Owl Rock Capital Corporation
3.40%, 07/15/26	400	405
PNC Bank, National Association
4.20%, 11/01/25	300	339
Prudential Financial, Inc.
3.50%, 05/15/24	500	545
5.20%, 03/15/44	250	266
4.60%, 05/15/44	150	179
3.91%, 12/07/47	313	339
4.35%, 02/25/50	300	345
3.70%, 03/13/51	300	316
Royal Bank of Canada
1.60%, 04/17/23 (e)	250	256
S&P Global Inc.
2.50%, 12/01/29	200	205
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	553
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	500
2.90%, 03/15/32	500	497
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	539
Signature Bank
4.00%, 10/15/30	300	309
State Street Corporation
3.10%, 05/15/23	500	528
3.03%, 11/01/34	230	237
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	540
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	105
3.45%, 01/11/27	150	163
3.54%, 01/17/28	200	217
3.04%, 07/16/29	300	313
SunTrust Banks, Inc.
2.80%, 05/17/22	500	513
Synchrony Financial
4.25%, 08/15/24	250	272
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	204
The Allstate Corporation
3.15%, 06/15/23	400	424
The Bank of Nova Scotia
2.00%, 11/15/22 (e)	580	596
1.63%, 05/01/23 (e)	250	255
The Charles Schwab Corporation
1.65%, 03/11/31	300	280
The Export-Import Bank of Korea
3.25%, 11/10/25	400	435
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	800	844
2.91%, 07/24/23	500	515
3.75%, 05/22/25	1,000	1,091
4.25%, 10/21/25	500	558
3.85%, 01/26/27	110	121
3.81%, 04/23/29	150	164
2.60%, 02/07/30	500	506
6.75%, 10/01/37	350	494
4.41%, 04/23/39	90	105
6.25%, 02/01/41	250	353
4.75%, 10/21/45	230	283
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	103
The Korea Development Bank
3.38%, 09/16/25	500	547
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	525
3.15%, 05/19/27	400	432
3.45%, 04/23/29	200	217
2.55%, 01/22/30	400	406
The Progressive Corporation
4.35%, 04/25/44	200	237
4.13%, 04/15/47	50	57
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e)	200	206
3.88%, 09/12/23	300	322
4.27%, 03/22/25 (e)	400	435
The Toronto-Dominion Bank
1.90%, 12/01/22 (e)	300	308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
0.45%, 09/11/23 (e)	400	399
0.75%, 09/11/25 (e)	400	392
The Travelers Companies, Inc.
6.38%, 03/15/33	200	278
4.00%, 05/30/47	100	114
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	589
1.65%, 01/10/31	100	94
Truist Bank
3.63%, 09/16/25	500	547
Truist Financial Corporation
2.50%, 08/01/24	325	342
U.S. Bancorp
2.95%, 07/15/22	400	413
3.15%, 04/27/27	500	542
1.38%, 07/22/30	100	92
U.S. Bank National Association
2.80%, 01/27/25	500	530
Unum Group
4.50%, 12/15/49	300	301
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,859
2.16%, 02/11/26	160	165
4.10%, 06/03/26	200	222
3.58%, 05/22/28	250	273
4.15%, 01/24/29	130	146
2.57%, 02/11/31	360	362
3.07%, 04/30/41	600	589
5.61%, 01/15/44	350	448
4.90%, 11/17/45	250	300
4.75%, 12/07/46	200	235
Westpac Banking Corporation
2.75%, 01/11/23	200	208
2.85%, 05/13/26	90	96
2.70%, 08/19/26	250	266
3.40%, 01/25/28	200	219
4.11%, 07/24/34 (e)	500	534
4.42%, 07/24/39 (e)	50	56
Willis North America Inc.
3.88%, 09/15/49	300	319
		123,742
Health Care 3.1%
Abbott Laboratories
2.95%, 03/15/25	250	268
1.40%, 06/30/30	300	280
6.00%, 04/01/39	100	142
4.75%, 04/15/43	200	254
AbbVie Inc.
3.25%, 10/01/22	500	517
2.90%, 11/06/22	400	415
2.60%, 11/21/24	400	422
3.80%, 03/15/25	400	437
3.60%, 05/14/25	140	152
3.20%, 05/14/26 - 11/21/29	550	588
4.25%, 11/14/28 - 11/21/49	400	454
4.50%, 05/14/35	180	210
4.30%, 05/14/36	115	131
4.05%, 11/21/39	400	446
4.63%, 10/01/42	500	580
4.45%, 05/14/46	140	161
4.88%, 11/14/48	100	122
Aetna Inc.
3.50%, 11/15/24	200	216
6.63%, 06/15/36	150	210
4.13%, 11/15/42	200	218
Amgen Inc.
2.65%, 05/11/22	200	205
2.60%, 08/19/26	180	189
2.45%, 02/21/30	80	81
2.30%, 02/25/31	350	346
3.15%, 02/21/40	265	263
3.38%, 02/21/50	265	265
4.66%, 06/15/51	408	495
Anthem, Inc.
3.30%, 01/15/23	300	315
3.50%, 08/15/24	500	541
2.25%, 05/15/30	350	344
4.38%, 12/01/47	80	93
3.13%, 05/15/50	350	334
3.60%, 03/15/51	70	72
AstraZeneca PLC
3.38%, 11/16/25	115	125
1.38%, 08/06/30	80	73
6.45%, 09/15/37	250	357
4.38%, 11/16/45 - 08/17/48	130	152
Baxalta Incorporated
4.00%, 06/23/25	250	276
5.25%, 06/23/45	60	75
Becton, Dickinson and Company
3.73%, 12/15/24	193	211
3.70%, 06/06/27	300	331
Biogen Inc.
4.05%, 09/15/25	440	489
Boston Scientific Corporation
3.85%, 05/15/25	102	112
1.90%, 06/01/25	400	410
Bristol-Myers Squibb Company
2.00%, 08/01/22	300	307
3.25%, 02/20/23 - 08/01/42	658	677
2.90%, 07/26/24	270	288
3.88%, 08/15/25	220	245
3.90%, 02/20/28	200	225
3.40%, 07/26/29	240	262
1.45%, 11/13/30	90	84
4.13%, 06/15/39	100	116
4.35%, 11/15/47	70	83
4.55%, 02/20/48	90	110
4.25%, 10/26/49	190	224
2.55%, 11/13/50	85	75
Cardinal Health, Inc.
2.62%, 06/15/22	200	205
3.75%, 09/15/25	100	110
3.41%, 06/15/27	200	217
Cigna Holding Company
3.75%, 07/15/23	61	65
3.50%, 06/15/24	300	323
3.40%, 03/01/27	400	434
4.38%, 10/15/28	210	240
4.80%, 08/15/38 - 07/15/46	820	981
3.88%, 10/15/47	60	64
4.90%, 12/15/48	160	196
Cottage Health
3.30%, 11/01/49	300	306
CVS Health Corporation
3.50%, 07/20/22	500	518
3.70%, 03/09/23	127	135
4.10%, 03/25/25	400	444
2.88%, 06/01/26	200	213
4.30%, 03/25/28	620	704
3.25%, 08/15/29	600	635
1.75%, 08/21/30	95	89
2.70%, 08/21/40	70	64
5.13%, 07/20/45	500	615
5.05%, 03/25/48	470	576
Eli Lilly and Company
3.38%, 03/15/29	500	550
2.25%, 05/15/50	500	423
2.50%, 09/15/60	300	255
Gilead Sciences, Inc.
3.65%, 03/01/26	750	823
2.95%, 03/01/27	550	586
1.20%, 10/01/27	210	201
1.65%, 10/01/30	400	375
2.60%, 10/01/40	100	92
4.15%, 03/01/47	150	167
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	523
3.38%, 05/15/23	135	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.88%, 05/15/28	120	135
HCA Inc.
5.00%, 03/15/24	350	390
4.13%, 06/15/29	100	111
5.13%, 06/15/39	50	60
5.50%, 06/15/47	300	373
5.25%, 06/15/49	100	122
Humana Inc.
4.95%, 10/01/44	200	241
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	812
3.63%, 03/03/37	100	113
5.95%, 08/15/37	250	355
4.50%, 12/05/43	100	125
3.50%, 01/15/48	50	55
McKesson Corporation
2.85%, 03/15/23	500	519
4.88%, 03/15/44	60	71
MedStar Health, Inc.
3.63%, 08/15/49	200	205
Medtronic, Inc.
3.50%, 03/15/25	147	161
4.38%, 03/15/35	200	240
4.63%, 03/15/45	284	357
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	177
4.20%, 07/01/55	250	298
Merck & Co., Inc.
2.40%, 09/15/22	400	410
3.90%, 03/07/39	50	57
2.35%, 06/24/40	55	51
3.60%, 09/15/42	200	219
3.70%, 02/10/45	250	275
4.00%, 03/07/49	80	92
2.45%, 06/24/50	70	62
Mylan Inc
4.20%, 11/29/23	400	432
Mylan N.V.
5.25%, 06/15/46	85	100
Northwell Health, Inc.
3.98%, 11/01/46	500	533
Novartis Capital Corporation
2.00%, 02/14/27	400	412
2.20%, 08/14/30	95	96
4.40%, 05/06/44	200	244
2.75%, 08/14/50	65	62
Pfizer Inc.
0.80%, 05/28/25	300	298
2.75%, 06/03/26	475	511
6.60%, 12/01/28 (i)	50	66
2.55%, 05/28/40	300	286
4.40%, 05/15/44	650	781
4.20%, 09/15/48	50	59
4.00%, 03/15/49	65	75
Providence St. Joseph Health
3.74%, 10/01/47	350	376
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	325
Stryker Corporation
3.50%, 03/15/26	250	274
4.10%, 04/01/43	200	223
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	348
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	268
5.30%, 02/01/44	200	267
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	293
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	221
3.88%, 12/15/28	200	225
5.80%, 03/15/36	150	203
3.50%, 08/15/39	500	539
4.75%, 07/15/45	110	139
4.20%, 01/15/47	150	174
4.25%, 06/15/48	80	95
4.45%, 12/15/48	60	73
Upjohn Inc.
2.70%, 06/22/30 (f)	90	89
3.85%, 06/22/40 (f)	80	82
4.00%, 06/22/50 (f)	110	112
Wyeth LLC
5.95%, 04/01/37	250	348
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	204
3.55%, 04/01/25	200	217
Zoetis Inc.
2.00%, 05/15/30	200	193
		41,674
Communication Services 2.5%
Alphabet Inc.
0.45%, 08/15/25	250	245
2.00%, 08/15/26	300	312
1.10%, 08/15/30	280	258
1.90%, 08/15/40	75	65
2.25%, 08/15/60	225	183
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	138
4.38%, 07/16/42	200	226
AT&T Inc.
3.00%, 06/30/22	150	154
2.30%, 06/01/27	1,000	1,022
4.35%, 03/01/29 - 06/15/45	655	722
2.55%, 12/01/33 (f)	751	713
4.50%, 05/15/35 - 03/09/48	1,606	1,797
4.85%, 07/15/45	90	103
4.75%, 05/15/46	200	230
3.65%, 06/01/51	500	484
3.65%, 09/15/59 (f)	206	189
3.50%, 02/01/61	400	361
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (i)	250	385
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,294
5.38%, 04/01/38	400	471
6.48%, 10/23/45	210	274
5.75%, 04/01/48	100	122
4.80%, 03/01/50	200	216
Comcast Corporation
3.70%, 04/15/24	285	311
3.38%, 08/15/25	290	316
4.15%, 10/15/28	650	743
1.50%, 02/15/31	350	324
4.20%, 08/15/34	500	574
6.50%, 11/15/35	100	142
6.95%, 08/15/37	250	375
3.90%, 03/01/38	70	78
4.75%, 03/01/44	300	369
4.00%, 08/15/47 - 03/01/48	410	458
4.70%, 10/15/48	365	452
2.45%, 08/15/52	750	639
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (i)	300	443
Discovery Communications, LLC
3.95%, 03/20/28	105	115
5.20%, 09/20/47	75	88
Electronic Arts Inc.
1.85%, 02/15/31	200	189
2.95%, 02/15/51	300	277
Fox Corporation
5.48%, 01/25/39	65	81
5.58%, 01/25/49	80	102
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	119
5.00%, 05/13/45	300	331
NBCUniversal Media, LLC
6.40%, 04/30/40	250	362
Orange SA
5.38%, 01/13/42	100	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
5.50%, 02/06/44	300	400
RELX Capital Inc.
4.00%, 03/18/29	300	332
Rogers Communications Inc.
3.63%, 12/15/25	300	327
3.70%, 11/15/49	500	498
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	416
6.75%, 06/15/39	300	401
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	369
Telefonica Europe B.V.
8.25%, 09/15/30	500	712
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	124	136
The Walt Disney Company
3.00%, 09/15/22	350	363
1.75%, 08/30/24	150	155
2.00%, 09/01/29	625	616
6.20%, 12/15/34	50	69
2.75%, 09/01/49	225	206
3.80%, 05/13/60	650	712
T-Mobile USA, Inc.
3.50%, 04/15/25 (f)	340	367
1.50%, 02/15/26 (f)	600	594
2.05%, 02/15/28 (f)	900	883
3.88%, 04/15/30 (f)	435	472
2.55%, 02/15/31 (f)	400	391
2.25%, 11/15/31 (f)	300	285
4.38%, 04/15/40 (f)	110	122
3.00%, 02/15/41 (f)	300	279
4.50%, 04/15/50 (f)	160	179
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	70
Verizon Communications Inc.
5.15%, 09/15/23	250	277
3.38%, 02/15/25	223	242
1.45%, 03/20/26	325	325
4.13%, 03/16/27	300	339
4.33%, 09/21/28	400	457
4.02%, 12/03/29	982	1,098
1.75%, 01/20/31	130	121
4.50%, 08/10/33	180	210
2.65%, 11/20/40	180	165
3.40%, 03/22/41	215	218
4.86%, 08/21/46	850	1,020
5.01%, 04/15/49	260	320
2.99%, 10/30/56 (f)	232	204
3.70%, 03/22/61	405	401
Viacom Inc.
3.88%, 04/01/24	156	168
7.88%, 07/30/30	125	175
4.38%, 03/15/43	300	325
ViacomCBS Inc.
4.00%, 01/15/26	500	551
4.85%, 07/01/42	150	172
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	253
7.88%, 02/15/30 (g)	200	280
5.00%, 05/30/38	60	73
5.25%, 05/30/48	175	219
4.25%, 09/17/50	75	82
5.13%, 06/19/59	110	134
		34,165
Information Technology 2.4%
Adobe Inc.
2.30%, 02/01/30	200	202
Apple Inc.
2.30%, 05/11/22	160	163
1.70%, 09/11/22	300	307
2.40%, 05/03/23	650	678
0.75%, 05/11/23	300	303
3.45%, 05/06/24	400	435
1.80%, 09/11/24	135	140
1.13%, 05/11/25	250	252
0.70%, 02/08/26	255	250
2.45%, 08/04/26	320	338
3.35%, 02/09/27	400	440
3.20%, 05/11/27	150	164
3.00%, 11/13/27	620	672
2.20%, 09/11/29	300	304
1.65%, 05/11/30 - 02/08/31	445	426
2.38%, 02/08/41	90	82
4.65%, 02/23/46	300	375
4.25%, 02/09/47	60	72
3.75%, 09/12/47 - 11/13/47	160	177
2.95%, 09/11/49	300	290
2.65%, 05/11/50	250	228
2.55%, 08/20/60	155	133
2.80%, 02/08/61	240	215
Applied Materials, Inc.
3.90%, 10/01/25	350	390
Autodesk, Inc.
4.38%, 06/15/25	500	558
Broadcom Corporation
3.13%, 01/15/25	300	320
3.50%, 01/15/28	300	319
Broadcom Inc.
4.70%, 04/15/25	250	282
3.15%, 11/15/25	100	107
3.46%, 09/15/26	521	559
4.75%, 04/15/29	200	225
5.00%, 04/15/30	250	285
4.15%, 11/15/30	100	108
4.30%, 11/15/32	350	382
3.50%, 02/15/41 (f)	300	286
3.75%, 02/15/51 (f)	300	289
Cisco Systems, Inc.
3.00%, 06/15/22	100	103
3.63%, 03/04/24	300	327
3.50%, 06/15/25	100	110
2.50%, 09/20/26	400	428
Citrix Systems, Inc.
1.25%, 03/01/26	400	394
Corning Incorporated
5.75%, 08/15/40	95	120
3.90%, 11/15/49	300	319
4.38%, 11/15/57	40	44
Dell International L.L.C.
5.85%, 07/15/25 (f)	250	292
6.20%, 07/15/30 (f)	250	311
DXC Technology Company
4.75%, 04/15/27	30	34
Fiserv, Inc.
2.75%, 07/01/24	190	201
3.50%, 07/01/29	190	205
4.40%, 07/01/49	100	115
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	272
4.65%, 10/01/24	250	280
4.90%, 10/15/25 (i)	180	205
6.35%, 10/15/45 (i)	90	117
HP Inc.
4.05%, 09/15/22	300	315
Intel Corporation
2.70%, 12/15/22	200	208
2.88%, 05/11/24	100	107
3.70%, 07/29/25	500	551
3.15%, 05/11/27	150	163
2.45%, 11/15/29	250	256
4.25%, 12/15/42	200	234
4.10%, 05/11/47	150	169
3.73%, 12/08/47	120	129
3.25%, 11/15/49	80	80
International Business Machines Corporation
3.00%, 05/15/24	300	321
7.00%, 10/30/25	200	252
3.45%, 02/19/26	135	148
3.50%, 05/15/29	210	228

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
5.88%, 11/29/32	100	134
4.15%, 05/15/39	500	571
4.00%, 06/20/42	200	225
4.25%, 05/15/49	150	173
Jabil Inc.
4.70%, 09/15/22	300	317
Keysight Technologies, Inc.
4.55%, 10/30/24	300	335
KLA Corporation
3.30%, 03/01/50	300	291
MasterCard Incorporated
3.85%, 03/26/50	300	340
Micron Technology, Inc.
2.50%, 04/24/23	250	259
Microsoft Corporation
3.13%, 11/03/25	680	741
3.30%, 02/06/27	450	497
2.53%, 06/01/50	377	344
2.92%, 03/17/52	210	206
3.95%, 08/08/56	524	611
2.68%, 06/01/60	179	163
3.04%, 03/17/62	220	216
Motorola Solutions, Inc.
4.60%, 05/23/29	300	340
NVIDIA Corporation
3.50%, 04/01/40	300	323
NXP B.V.
5.55%, 12/01/28 (f)	100	120
Oracle Corporation
2.50%, 05/15/22	500	510
2.63%, 02/15/23	200	208
3.63%, 07/15/23	400	428
2.65%, 07/15/26	500	525
3.25%, 11/15/27	210	225
2.88%, 03/25/31	230	234
3.90%, 05/15/35	350	377
3.80%, 11/15/37	200	208
3.60%, 04/01/40	400	401
4.50%, 07/08/44	200	222
4.13%, 05/15/45	200	208
4.38%, 05/15/55	660	716
4.10%, 03/25/61	235	243
Paypal Holdings, Inc.
2.20%, 09/26/22	250	257
1.65%, 06/01/25	600	611
2.85%, 10/01/29	100	104
2.30%, 06/01/30	460	457
3.25%, 06/01/50	200	200
Qualcomm Incorporated
3.45%, 05/20/25	150	164
3.25%, 05/20/27	300	327
4.65%, 05/20/35	60	73
4.80%, 05/20/45	90	113
Texas Instruments Incorporated
4.15%, 05/15/48	75	89
Visa Inc.
3.15%, 12/14/25	305	332
1.10%, 02/15/31	300	273
2.70%, 04/15/40	400	393
3.65%, 09/15/47	45	50
2.00%, 08/15/50	280	226
VMware, Inc.
4.50%, 05/15/25 (g)	250	279
4.70%, 05/15/30 (g)	250	287
		32,740
Energy 2.4%
Baker Hughes Holdings LLC
4.49%, 05/01/30	500	573
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	519
3.34%, 12/15/27	400	429
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	207
BP Capital Markets America Inc.
3.63%, 04/06/30	750	822
2.94%, 06/04/51	85	76
BP Capital Markets P.L.C.
3.81%, 02/10/24	500	544
3.28%, 09/19/27	90	97
Burlington Resources Finance Co
7.20%, 08/15/31	100	141
Canadian Natural Resources Limited
5.85%, 02/01/35	150	183
6.25%, 03/15/38	150	191
Cenovus Energy Inc.
6.75%, 11/15/39	300	375
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	205
Chevron Corporation
3.19%, 06/24/23	500	528
2.95%, 05/16/26	110	118
2.24%, 05/11/30	180	179
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	39
2.34%, 08/12/50	40	34
CNOOC Limited
3.00%, 05/09/23	400	416
4.25%, 05/09/43	300	319
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	62
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	123
Conoco Funding Company
7.25%, 10/15/31	75	106
ConocoPhillips
6.95%, 04/15/29	200	266
4.85%, 08/15/48 (f)	70	85
Devon Energy Corporation
5.85%, 12/15/25	57	66
Ecopetrol S.A.
5.88%, 09/18/23	600	662
4.13%, 01/16/25	250	267
Enable Midstream Partners, LP
3.90%, 05/15/24	200	213
4.95%, 05/15/28	300	331
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	277
Energy Transfer LP
4.75%, 01/15/26	350	388
4.95%, 06/15/28	650	728
3.75%, 05/15/30	250	258
7.50%, 07/01/38	200	262
6.50%, 02/01/42	150	179
6.00%, 06/15/48	50	57
6.25%, 04/15/49	90	106
5.00%, 05/15/50	200	207
Enterprise Products Operating LLC
3.70%, 02/15/26	350	384
2.80%, 01/31/30	250	258
6.88%, 03/01/33	25	34
6.45%, 09/01/40	100	135
4.45%, 02/15/43	150	166
4.95%, 10/15/54	300	343
3.95%, 01/31/60	100	100
4.88%, 08/16/77 (d)	500	470
EOG Resources, Inc.
2.63%, 03/15/23	200	208
3.15%, 04/01/25	200	214
Equinor ASA
3.70%, 03/01/24	200	218
3.13%, 04/06/30	300	317
3.95%, 05/15/43	300	326
Exxon Mobil Corporation
1.57%, 04/15/23	250	256
3.04%, 03/01/26	315	340
2.28%, 08/16/26	150	156
2.61%, 10/15/30	360	367
3.00%, 08/16/39	300	292

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.11%, 03/01/46	205	226
3.10%, 08/16/49	200	189
3.45%, 04/15/51	395	398
Halliburton Company
3.80%, 11/15/25	150	165
7.45%, 09/15/39	250	350
5.00%, 11/15/45	120	134
Hess Corporation
7.30%, 08/15/31	23	29
5.60%, 02/15/41	400	462
HollyFrontier Corporation
5.88%, 04/01/26	240	272
Husky Energy Inc.
4.40%, 04/15/29	200	214
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	318
5.00%, 03/01/43	300	337
5.40%, 09/01/44	250	292
Kinder Morgan, Inc.
5.30%, 12/01/34	350	415
3.60%, 02/15/51	300	280
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	262
Marathon Petroleum Corporation
3.80%, 04/01/28	200	217
6.50%, 03/01/41	300	397
MPLX LP
4.88%, 06/01/25	250	281
4.50%, 04/15/38	105	115
5.20%, 03/01/47	560	639
5.50%, 02/15/49	80	96
4.90%, 04/15/58	110	118
ONEOK Partners, L.P.
3.38%, 10/01/22	250	258
6.65%, 10/01/36	150	189
ONEOK, Inc.
7.50%, 09/01/23	200	228
4.00%, 07/13/27	200	217
4.55%, 07/15/28	50	55
Phillips 66
4.30%, 04/01/22	500	519
4.65%, 11/15/34	250	287
Phillips 66 Partners LP
4.90%, 10/01/46	150	164
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	183
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	339
5.00%, 03/15/27	100	114
4.20%, 03/15/28	300	330
4.50%, 05/15/30	250	281
Shell International Finance B.V.
2.00%, 11/07/24	300	313
2.38%, 04/06/25 - 11/07/29	550	564
3.25%, 05/11/25 - 04/06/50	480	495
2.75%, 04/06/30	250	258
4.13%, 05/11/35	200	227
6.38%, 12/15/38	200	287
4.38%, 05/11/45	260	303
4.00%, 05/10/46	155	171
3.13%, 11/07/49	200	192
Suncor Energy Inc.
4.00%, 11/15/47	340	346
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	311
5.40%, 10/01/47	90	96
The Williams Companies, Inc.
3.50%, 11/15/30	250	265
Total Capital Canada Ltd.
2.75%, 07/15/23	300	316
Total Capital International
2.70%, 01/25/23	500	522
3.46%, 07/12/49	50	50
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	473
4.10%, 04/15/30	250	279
6.20%, 10/15/37	100	130
5.00%, 10/16/43	150	177
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	260
Valero Energy Corporation
3.65%, 03/15/25	250	269
Valero Energy Partners LP
4.38%, 12/15/26	200	224
Williams Partners L.P.
4.00%, 09/15/25	350	384
3.75%, 06/15/27	300	328
6.30%, 04/15/40	200	259
		32,091
Utilities 2.2%
AEP Texas Inc.
2.40%, 10/01/22	353	363
3.45%, 01/15/50	10	10
Alabama Power Company
6.00%, 03/01/39	250	339
4.30%, 01/02/46	250	288
3.70%, 12/01/47	200	212
Ameren Illinois Company
3.25%, 03/01/25	250	268
3.70%, 12/01/47	300	321
American Water Capital Corp.
3.75%, 09/01/47	100	107
Appalachian Power Company
3.70%, 05/01/50	400	406
Arizona Public Service Company
4.50%, 04/01/42	100	116
Atmos Energy Corporation
1.50%, 01/15/31	300	275
4.13%, 10/15/44	300	332
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	164
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	208
3.25%, 04/15/28	200	216
6.13%, 04/01/36	400	540
3.80%, 07/15/48	100	106
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	205
CMS Energy Corporation
4.75%, 06/01/50	300	326
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	382
5.70%, 06/15/40	100	131
3.88%, 06/15/47	300	316
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	213
3.00%, 11/15/29	150	156
3.90%, 11/15/49	150	154
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	266
Dominion Energy, Inc.
1.45%, 04/15/26	400	398
2.85%, 08/15/26	350	371
3.38%, 04/01/30	250	265
7.00%, 06/15/38	200	288
3.30%, 04/15/41	400	390
DTE Electric Company
3.38%, 03/01/25	200	216
2.63%, 03/01/31	250	256
2.95%, 03/01/50	400	381
DTE Energy Company
0.55%, 11/01/22	300	300
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	801
5.30%, 02/15/40	300	385
3.70%, 12/01/47	200	211
3.20%, 08/15/49	500	489
Duke Energy Florida, LLC
3.40%, 10/01/46	60	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	327
Duke Energy Progress, LLC
4.20%, 08/15/45	250	282
Edison International
3.13%, 11/15/22	300	310
Eversource Energy
3.80%, 12/01/23	100	108
2.90%, 10/01/24	300	320
3.30%, 01/15/28	200	213
Exelon Corporation
3.95%, 06/15/25	150	164
4.95%, 06/15/35	250	296
Exelon Generation Company, LLC
4.25%, 06/15/22	375	388
Florida Power & Light Company
3.70%, 12/01/47	40	44
4.13%, 06/01/48	600	701
Iberdrola International B.V.
6.75%, 07/15/36	150	217
Kentucky Utilities Company
5.13%, 11/01/40	300	372
MidAmerican Energy Company
3.50%, 10/15/24	200	217
6.75%, 12/30/31	50	69
3.15%, 04/15/50	125	123
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	320
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	423
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	393
NiSource Finance Corp.
3.49%, 05/15/27	200	218
5.95%, 06/15/41	191	248
4.38%, 05/15/47	200	224
NiSource Inc.
0.95%, 08/15/25	600	588
1.70%, 02/15/31	500	463
Northern States Power Company
2.15%, 08/15/22	200	203
4.13%, 05/15/44	500	573
NorthWestern Corporation
4.18%, 11/15/44	150	163
NSTAR Electric Company
3.20%, 05/15/27	200	217
Ohio Power Company
2.60%, 04/01/30	200	204
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	186
5.25%, 09/30/40	200	257
3.80%, 09/30/47	200	218
Pacific Gas And Electric Company
3.15%, 01/01/26 (a)	345	359
2.10%, 08/01/27	435	426
4.55%, 07/01/30	235	255
4.50%, 07/01/40	240	243
4.95%, 07/01/50	275	283
3.50%, 08/01/50	105	91
PacifiCorp
2.95%, 06/01/23	300	314
6.25%, 10/15/37	200	273
PECO Energy Company
4.15%, 10/01/44	250	284
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	281
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	221
3.00%, 10/01/49	250	237
Progress Energy, Inc.
7.75%, 03/01/31	300	419
PSEG Power LLC
8.63%, 04/15/31	75	113
Public Service Electric and Gas Company
3.00%, 05/15/27	200	215
5.50%, 03/01/40	200	266
2.05%, 08/01/50	300	242
Public Service Enterprise Group Incorporated
0.80%, 08/15/25	200	194
1.60%, 08/15/30	200	184
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	266
3.25%, 09/15/49	170	166
San Diego Gas & Electric Company
2.50%, 05/15/26	250	262
1.70%, 10/01/30	200	188
Sempra Energy
4.00%, 02/01/48	50	52
Southern California Edison Company
6.00%, 01/15/34	75	99
5.63%, 02/01/36	195	244
5.95%, 02/01/38	100	127
4.05%, 03/15/42	200	210
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	222
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	304
The Southern Company
3.70%, 04/30/30 (e)	250	269
4.25%, 07/01/36	250	281
4.40%, 07/01/46	400	445
Union Electric Company
3.65%, 04/15/45	350	368
Virginia Electric and Power Company
6.00%, 05/15/37	200	268
4.45%, 02/15/44	100	117
4.00%, 11/15/46	300	332
Washington Gas Light Company
3.80%, 09/15/46	200	214
WEC Energy Group Inc.
3.55%, 06/15/25	51	55
Xcel Energy Inc.
0.50%, 10/15/23	400	400
2.60%, 12/01/29	300	305
		30,375
Industrials 2.1%
3M Company
2.00%, 06/26/22 - 02/14/25	595	613
2.38%, 08/26/29	690	703
Air Lease Corporation
0.70%, 02/15/24	400	395
3.25%, 03/01/25	300	316
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	320
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	825
6.15%, 05/01/37	100	139
5.75%, 05/01/40	400	537
Canadian National Railway Company
3.65%, 02/03/48	300	326
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	131
Carrier Global Corporation
2.72%, 02/15/30	125	126
3.38%, 04/05/40	280	279
3.58%, 04/05/50	505	497
Caterpillar Financial Services Corporation
2.15%, 11/08/24 (a)	300	314
Caterpillar Inc.
3.40%, 05/15/24	500	540
2.60%, 04/09/30	250	257
3.25%, 04/09/50	250	255
CSX Corporation
3.80%, 03/01/28	300	331
5.50%, 04/15/41	205	266
4.30%, 03/01/48	50	57
3.95%, 05/01/50	300	328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Cummins Inc.
1.50%, 09/01/30	300	279
2.60%, 09/01/50	200	177
Deere & Company
2.60%, 06/08/22	400	409
3.90%, 06/09/42	200	228
Dover Corporation
5.38%, 03/01/41	150	182
Eaton Corporation
4.15%, 11/02/42	100	113
Emerson Electric Co.
2.63%, 02/15/23	360	373
Equifax Inc.
3.10%, 05/15/30	250	260
FedEx Corporation
3.20%, 02/01/25	350	377
3.80%, 05/15/25	300	331
3.25%, 04/01/26	300	325
4.25%, 05/15/30	300	341
3.88%, 08/01/42	200	213
4.55%, 04/01/46	300	343
5.25%, 05/15/50	100	128
General Electric Capital Corporation
3.45%, 05/15/24	350	376
6.88%, 01/10/39	300	422
General Electric Company
3.45%, 05/01/27	250	272
3.63%, 05/01/30	355	382
4.25%, 05/01/40	250	275
4.35%, 05/01/50	370	412
Honeywell International Inc.
3.81%, 11/21/47	300	334
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	217
3.80%, 03/21/29	200	220
4.50%, 03/21/49	200	234
John Deere Capital Corporation
2.95%, 04/01/22	300	308
3.45%, 06/07/23 - 03/07/29	215	233
Kansas City Southern
3.50%, 05/01/50	300	300
Kennametal Inc.
4.63%, 06/15/28	100	112
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	274
2.90%, 12/15/29	300	310
5.05%, 04/27/45	250	312
Lockheed Martin Corporation
3.55%, 01/15/26	200	221
4.50%, 05/15/36	105	127
4.07%, 12/15/42	243	281
4.09%, 09/15/52	107	125
Massachusetts Institute of Technology
4.68%, 07/01/14	250	321
Norfolk Southern Corporation
2.90%, 02/15/23	79	82
3.85%, 01/15/24	200	216
4.84%, 10/01/41	224	273
Northrop Grumman Corporation
3.25%, 01/15/28	150	161
4.75%, 06/01/43	155	187
3.85%, 04/15/45	250	269
Otis Worldwide Corporation
3.11%, 02/15/40	300	297
Parker-Hannifin Corporation
4.00%, 06/14/49	40	45
Precision Castparts Corp.
2.50%, 01/15/23	300	310
Raytheon BBN Technologies Corp.
4.80%, 12/15/43	25	30
Roper Technologies, Inc.
1.40%, 09/15/27	300	290
Snap-on Incorporated
3.25%, 03/01/27	500	541
Southwest Airlines Co.
5.25%, 05/04/25	300	341
5.13%, 06/15/27	200	230
2.63%, 02/10/30	600	590
The Boeing Company
4.88%, 05/01/25 (g)	315	351
2.70%, 02/01/27	125	127
5.04%, 05/01/27 (g)	100	114
2.95%, 02/01/30	125	124
5.15%, 05/01/30 (g)	285	328
5.88%, 02/15/40	25	31
5.71%, 05/01/40 (g)	800	977
3.90%, 05/01/49	40	39
3.95%, 08/01/59	125	120
5.93%, 05/01/60 (g)	440	563
Union Pacific Corporation
3.95%, 09/10/28	300	337
4.30%, 03/01/49	50	58
3.84%, 03/20/60	445	474
United Parcel Service, Inc.
6.20%, 01/15/38	350	493
3.75%, 11/15/47	70	77
United Technologies Corporation
3.13%, 05/04/27	400	430
6.70%, 08/01/28	50	64
4.13%, 11/16/28	595	670
4.50%, 06/01/42	300	355
4.05%, 05/04/47	200	222
4.63%, 11/16/48	90	109
W. W. Grainger, Inc.
4.60%, 06/15/45	200	240
Waste Management, Inc.
2.90%, 09/15/22	200	206
4.15%, 07/15/49	50	57
		28,130
Consumer Staples 1.8%
Altria Group, Inc.
2.85%, 08/09/22	500	516
4.80%, 02/14/29	180	207
5.80%, 02/14/39	110	134
4.50%, 05/02/43	200	209
5.95%, 02/14/49	400	497
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,072
4.70%, 02/01/36	482	565
4.90%, 02/01/46	300	357
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	327
3.50%, 06/01/30	110	119
5.45%, 01/23/39	500	625
4.44%, 10/06/48	662	742
5.80%, 01/23/59	295	398
4.60%, 06/01/60	155	176
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	314
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	495
BAT Capital Corp.
3.22%, 09/06/26	250	264
2.73%, 03/25/31	300	292
4.39%, 08/15/37	150	157
4.54%, 08/15/47	150	151
3.98%, 09/25/50	200	188
Campbell Soup Company
4.15%, 03/15/28	300	337
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	217
3.95%, 08/01/47	200	222
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	201
Conagra Brands, Inc.
1.38%, 11/01/27	300	290
5.30%, 11/01/38	55	68
5.40%, 11/01/48	55	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Constellation Brands, Inc.
3.15%, 08/01/29	400	419
Costco Wholesale Corporation
3.00%, 05/18/27	80	87
1.38%, 06/20/27	300	299
Diageo Capital PLC
2.63%, 04/29/23	300	312
Dollar General Corporation
3.25%, 04/15/23	250	263
General Mills, Inc.
3.65%, 02/15/24	303	328
4.20%, 04/17/28	105	119
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	111
Keurig Dr Pepper Inc.
4.06%, 05/25/23	101	108
4.60%, 05/25/28	300	347
Massachusetts Institute of Technology
5.60%, 07/01/11	300	453
McCormick & Company, Incorporated
0.90%, 02/15/26	405	394
1.85%, 02/15/31	300	283
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	241
Molson Coors Beverage Company
3.00%, 07/15/26	500	532
PepsiCo, Inc.
3.10%, 07/17/22	500	516
3.00%, 10/15/27	500	542
4.45%, 04/14/46	180	218
3.45%, 10/06/46	90	95
3.88%, 03/19/60	400	455
Philip Morris International Inc.
2.50%, 11/02/22	200	206
4.38%, 11/15/41	300	340
Reynolds American Inc.
4.85%, 09/15/23	150	165
5.70%, 08/15/35	100	119
5.85%, 08/15/45	210	248
Sysco Corporation
2.60%, 06/12/22	500	512
5.95%, 04/01/30 (g)	400	500
6.60%, 04/01/40 (g)	300	420
The Coca-Cola Company
1.75%, 09/06/24	250	260
1.00%, 03/15/28	300	285
2.13%, 09/06/29	250	251
1.38%, 03/15/31	300	279
2.50%, 03/15/51	400	355
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	31
3.13%, 12/01/49	225	228
The J. M. Smucker Company
3.50%, 03/15/25	300	326
3.38%, 12/15/27	250	272
The Kroger Co.
4.50%, 01/15/29	300	348
7.50%, 04/01/31	150	209
4.45%, 02/01/47	300	341
Tyson Foods, Inc.
5.15%, 08/15/44	200	250
Unilever Capital Corporation
1.38%, 09/14/30	500	469
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	218
4.50%, 11/18/34	200	225
4.10%, 04/15/50	400	407
Walmart Inc.
3.40%, 06/26/23	500	533
2.85%, 07/08/24	125	134
2.65%, 12/15/24	300	321
3.70%, 06/26/28	185	208
3.25%, 07/08/29	485	531
3.63%, 12/15/47	300	331
2.95%, 09/24/49	230	226
		24,880
Consumer Discretionary 1.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	394
Alibaba Group Holding Limited
3.40%, 12/06/27	400	430
4.50%, 11/28/34	300	340
Amazon.com, Inc.
2.50%, 11/29/22 - 06/03/50	400	385
3.15%, 08/22/27	740	810
1.50%, 06/03/30	130	124
3.88%, 08/22/37	170	194
4.25%, 08/22/57	320	383
2.70%, 06/03/60	55	49
American Honda Finance Corporation
0.88%, 07/07/23	400	403
3.45%, 07/14/23	200	213
1.20%, 07/08/25	400	399
AutoNation, Inc.
4.75%, 06/01/30 (g)	350	403
AutoZone, Inc.
3.25%, 04/15/25	350	375
3.75%, 06/01/27	200	221
BorgWarner Inc.
4.38%, 03/15/45	200	215
California Institute of Technology
4.32%, 08/01/45	40	48
Discovery Communications, LLC
3.63%, 05/15/30	400	428
4.00%, 09/15/55 (f)	319	314
Dollar Tree, Inc.
4.20%, 05/15/28	90	101
General Motors Company
5.00%, 04/01/35	200	230
5.15%, 04/01/38	70	81
5.40%, 04/01/48	190	224
GLP Financing, LLC
5.38%, 04/15/26	150	168
5.75%, 06/01/28	300	346
Hasbro, Inc.
6.35%, 03/15/40	300	383
Kohl's Corporation
4.25%, 07/17/25	500	548
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	222
Lowe`s Companies, Inc.
1.30%, 04/15/28	350	333
3.65%, 04/05/29	75	82
1.70%, 10/15/30	400	374
4.55%, 04/05/49	375	446
3.00%, 10/15/50	300	280
Marriott International, Inc.
3.13%, 06/15/26	500	524
McDonald's Corporation
3.70%, 01/30/26	175	193
6.30%, 03/01/38	200	279
4.88%, 12/09/45	165	202
3.63%, 09/01/49	200	208
NIKE, Inc.
2.25%, 05/01/23	200	207
2.85%, 03/27/30	400	421
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	278
PVH Corp.
4.63%, 07/10/25 (g)	400	440
Sands China Ltd.
4.60%, 08/08/23 (g)	400	428
5.13%, 08/08/25 (g)	400	446
Starbucks Corporation
2.70%, 06/15/22	225	230
4.00%, 11/15/28	200	225
2.55%, 11/15/30	500	502
4.50%, 11/15/48	200	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.45%, 08/15/49	50	58
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	23
The Home Depot, Inc.
3.00%, 04/01/26	500	541
1.38%, 03/15/31	300	277
5.88%, 12/16/36	600	827
3.13%, 12/15/49	200	198
3.50%, 09/15/56	200	211
Toyota Motor Corporation
3.42%, 07/20/23	200	213
3.67%, 07/20/28	200	222
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	177
1.80%, 02/13/25	400	411
2.15%, 02/13/30	500	497
University of Notre Dame du Lac
3.44%, 02/15/45	250	277
University of Southern California
3.03%, 10/01/39	450	465
5.25%, 10/01/11	20	28
		19,187
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	217
4.50%, 07/30/29	250	287
4.85%, 04/15/49	300	358
3.00%, 05/18/51	500	454
American Tower Corporation
3.50%, 01/31/23	500	527
2.40%, 03/15/25	200	208
1.60%, 04/15/26	500	499
1.50%, 01/31/28	500	477
3.80%, 08/15/29	90	98
2.70%, 04/15/31	375	376
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	350
Boston Properties Limited Partnership
3.80%, 02/01/24	250	269
3.20%, 01/15/25	200	214
2.90%, 03/15/30	200	203
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	421
Crown Castle International Corp.
3.20%, 09/01/24	330	354
3.70%, 06/15/26	140	153
3.65%, 09/01/27	80	87
3.25%, 01/15/51	50	46
Essex Portfolio, L.P.
3.88%, 05/01/24	200	217
Federal Realty Investment Trust
4.50%, 12/01/44	100	111
FMS Wertmanagement
2.75%, 03/06/23	500	524
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	275
Kimco Realty Corporation
2.70%, 10/01/30	200	200
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	216
1.70%, 02/15/31	300	276
National Retail Properties, Inc.
3.10%, 04/15/50	200	181
Office Properties Income Trust
4.00%, 07/15/22	200	205
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	273
ProLogis, L.P.
2.13%, 04/15/27	100	102
2.25%, 04/15/30	175	173
3.00%, 04/15/50	35	34
Realty Income Corporation
4.13%, 10/15/26	250	282
Simon Property Group, L.P.
3.30%, 01/15/26	500	535
2.65%, 07/15/30	200	199
4.25%, 11/30/46	200	217
3.25%, 09/13/49	65	61
3.80%, 07/15/50	200	203
Store Capital Corporation
4.50%, 03/15/28	200	220
UDR, Inc.
2.10%, 08/01/32	200	187
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	270
3.00%, 01/15/30	200	204
Welltower Inc.
4.95%, 09/01/48	150	178
Weyerhaeuser Company
7.38%, 03/15/32	200	280
		11,221
Materials 0.8%
Albemarle Corporation
5.45%, 12/01/44	150	176
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	232
5.32%, 11/15/38	90	113
5.42%, 11/15/48	115	150
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	299
Eastman Chemical Company
3.80%, 03/15/25	189	205
Ecolab Inc.
1.30%, 01/30/31	300	274
2.13%, 08/15/50	400	327
FMC Corporation
3.20%, 10/01/26	300	322
4.50%, 10/01/49	300	339
International Paper Company
3.80%, 01/15/26	131	144
4.40%, 08/15/47	150	175
LYB International Finance III, LLC
3.80%, 10/01/60	200	194
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	328
MOS Holdings Inc.
4.88%, 11/15/41	20	22
NewMarket Corporation
2.70%, 03/18/31	400	390
Newmont Corporation
5.88%, 04/01/35	200	263
Nucor Corporation
2.70%, 06/01/30	300	306
2.98%, 12/15/55 (f)	200	182
Nutrien Ltd.
3.63%, 03/15/24	500	537
2.95%, 05/13/30	300	310
3.95%, 05/13/50	300	325
Packaging Corporation of America
4.50%, 11/01/23	200	217
PPG Industries, Inc.
2.80%, 08/15/29	200	208
2.55%, 06/15/30	300	304
Praxair, Inc.
2.20%, 08/15/22	300	306
2.65%, 02/05/25	400	422
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	336
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	274
Southern Copper Corporation
7.50%, 07/27/35	150	213
5.88%, 04/23/45	300	392
Steel Dynamics, Inc.
3.25%, 10/15/50	115	108
The Dow Chemical Company
5.25%, 11/15/41	200	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.63%, 10/01/44	250	290
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,091
4.50%, 06/01/47	70	82
Vale Overseas Ltd
3.75%, 07/08/30	100	105
6.88%, 11/21/36	400	532
		10,743
Sovereign 0.2%
Export Development Canada
2.75%, 03/15/23	300	315
Japan Bank For International Cooperation
1.75%, 01/23/23	200	205
3.25%, 07/20/23	200	214
3.38%, 07/31/23	400	429
2.13%, 02/10/25	250	263
2.25%, 11/04/26	400	420
2.00%, 10/17/29	400	404
		2,250
Total Corporate Bonds And Notes (cost $369,206)		391,198
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
Americredit Automobile Receivables Trust 2020-1
Series 2020-A3-1, 1.11%, 04/18/23	190	191
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	214
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	524
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	410
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,325
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	204
CarMax Auto Owner Trust 2020-1
Series 2020-A3-1, 1.89%, 12/16/24	40	41
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,360
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	540
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	689	741
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	318
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	516
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	698
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	510
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	542
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	430
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	531
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,072
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	168	177
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	634
Ford Credit Auto Owner Trust 2019-B
Series 2019-A4-B, REMIC, 2.24%, 11/15/22	300	310
Ford Credit Auto Owner Trust 2020-A
Series 2020-A3-A, 1.04%, 08/15/24	200	202
Ford Credit Floorplan Master Owner Trust A
Series 2019-A1-3, 2.23%, 09/15/22	150	154
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	211
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	105
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	318
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	206
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	982	1,024
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	539
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A3-1, 0.55%, 02/18/25	1,000	1,003
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	198	203
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	541
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	541
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,072
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	320	329
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	515
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	138	144
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	169	176
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	145	141
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,131
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	323
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	540
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,051)		20,706
SHORT TERM INVESTMENTS 11.4%
Investment Companies 10.9%
JNL Government Money Market Fund, 0.00% (j) (k)	147,765	147,765
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.00% (j) (k)	7,312	7,312
Total Short Term Investments (cost $155,077)		155,077
Total Investments 111.0% (cost $1,475,733)		1,507,406
Total Forward Sales Commitments (0.1)% (proceeds $1,137)		(1,139)
Other Assets and Liabilities, Net (10.9)%		(148,278)
Total Net Assets 100.0%		1,357,989

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $141,064.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

securities was $8,026 and 0.6% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 4.00%, 04/15/36 (a)	(150)	(160)
TBA, 5.50%, 04/15/51 (a)	(100)	(112)
Government National Mortgage Association
TBA, 4.00%, 04/15/51 (a)	(150)	(160)
TBA, 4.50%, 04/15/51 (a)	(350)	(379)
TBA, 5.00%, 04/15/51 (a)	(300)	(328)
Total Government And Agency Obligations (proceeds $1,137)		(1,139)
Total Forward Sales Commitments (0.1%) (proceeds $1,137)		(1,139)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $1,137.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.3%
Communication Services 99.3%
Activision Blizzard, Inc.	55	5,116
Alphabet Inc. - Class A (a)	22	44,315
Alphabet Inc. - Class C (a)	21	43,890
Altice USA, Inc. - Class A (a)	16	530
AMC Entertainment Holdings, Inc. - Class A (a) (b)	6	57
AMC Networks, Inc. - Class A (a)	2	106
ANGI Homeservices Inc. - Class A (a)	5	64
Anterix Inc. (a)	1	33
AT&T Inc. (a)	510	15,421
ATN International Limited	1	30
Bandwidth Inc. - Class A (a)	1	185
Boingo Wireless, Inc. (a)	3	35
Boston Omaha Corporation - Class A (a)	1	38
Cable One, Inc.	—	634
Cardlytics, Inc. (a)	2	251
Cargurus Inc. - Class A (a)	6	136
Cars.com Inc. (a)	5	65
Charter Communications, Inc. - Class A (a)	10	6,177
Cincinnati Bell Inc. (a)	3	49
Cinemark Holdings, Inc. (a) (b)	8	166
Clear Channel Outdoor Holdings, Inc. (a)	20	36
Cogent Communications Group, Inc.	3	210
Comcast Corporation - Class A	326	17,662
Consolidated Communications Holdings Inc. (a)	4	30
Discovery, Inc. - Series A (a) (b)	11	489
Discovery, Inc. - Series C (a)	22	809
Dish Network Corporation - Class A (a)	17	628
Electronic Arts Inc.	21	2,794
Eventbrite, Inc. - Class A (a)	4	81
EverQuote, Inc. - Class A (a)	1	30
EW Scripps Co. - Class A	4	75
Facebook, Inc. - Class A (a)	172	50,601
Fox Corporation - Class A	24	870
Fox Corporation - Class B	12	420
Globalstar, Inc. (a) (b)	42	57
Glu Mobile Inc. (a)	11	136
Gogo LLC (a) (b)	5	44
Gray Television, Inc.	6	106
Hemisphere Media Group, Inc. - Class A (a)	1	12
iHeartMedia, Inc. - Class A (a)	5	90
IMAX Corporation (a)	4	89
Interpublic Group of Cos. Inc.	28	809
Iridium Communications Inc. (a)	8	346
John Wiley & Sons Inc. - Class A	3	176
Liberty Braves Group - Series A (a)	1	15
Liberty Braves Group - Series C (a)	3	69
Liberty Broadband Corp. - Series A	2	264
Liberty Broadband Corp. - Series C (a)	11	1,706
Liberty Global PLC - Class A (a)	12	317
Liberty Global PLC - Class C (a)	26	672
Liberty Latin America Ltd. - Class A (a)	2	31
Liberty Latin America Ltd. - Class C (a)	11	149
Liberty Media Corporation - Series C (a)	14	625
Liberty SiriusXM Group - Series A (a)	7	287
Liberty SiriusXM Group - Series C (a)	12	546
Lions Gate Entertainment Corp. - Class A (a)	5	70
Lions Gate Entertainment Corp. - Class B (a)	8	100
Live Nation Entertainment, Inc. (a)	12	977
Loral Spacecom Corporation (a)	1	25
Lumen Technologies Inc.	67	892
Madison Square Garden Entertainment Corp. - Class A (a)	1	82
Match Group Holdings II, LLC (a)	18	2,465
Match Group, Inc. (a)	6	1,216
Meredith Corporation (a)	3	86
MSG Networks Inc. - Class A (a)	2	36
Netflix, Inc. (a)	32	16,477
New York Times Co. - Class A	10	503
News Corporation - Class A	28	715
Nexstar Media Group, Inc. - Class A	3	448
Omnicom Group Inc.	16	1,152
Pinterest, Inc. - Class A (a)	36	2,686
QuinStreet, Inc. (a)	3	65
Roku Inc. - Class A (a)	8	2,546
Scholastic Corp.	2	71
Shenandoah Telecommunications Company	4	169
Sinclair Broadcast Group Inc. - Class A	3	97
Sirius XM Holdings Inc. (b)	75	457
Snap Inc. - Class A (a)	66	3,469
Take-Two Interactive Software Inc. (a)	8	1,451
TechTarget, Inc. (a)	2	115
TEGNA Inc.	14	270
Telephone & Data Systems Inc.	7	166
The Madison Square Garden Company - Class A (a)	1	202
T-Mobile USA, Inc. (a)	40	5,009
Tribune Publishing Company, LLC (a)	1	17
TripAdvisor Inc. (a)	7	379
Truecar, Inc. (a)	8	38
Twitter, Inc. (a)	57	3,625
US Cellular Corp. (a)	1	27
Verizon Communications Inc.	296	17,202
ViacomCBS Inc. - Class B	40	1,808
Vonage Holdings Corp. (a)	17	196
Walt Disney Co.	129	23,879
WideOpenWest, Inc. (a)	4	56
World Wrestling Entertainment, Inc. - Class A (b)	3	175
Yelp Inc. (a)	5	197
Zillow Group, Inc. - Class A (a)	4	563
Zillow Group, Inc. - Class C (a)	11	1,382
ZoomInfo Technologies Inc. - Class A (a)	6	298
Zynga Inc. - Class A (a)	67	687
Total Common Stocks (cost $210,942)		291,125
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.00% (c) (d)	3,591	3,591
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	142	142
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	93	93
0.03%, 09/09/21 (e) (f)	17	17
		110
Total Short Term Investments (cost $3,843)		3,843
Total Investments 100.6% (cost $214,785)		294,968
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.6)%		(1,645)
Total Net Assets 100.0%		293,332

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	18	June 2021	1,765	9	(37)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 100.1%
Consumer Discretionary 94.8%
1-800-Flowers.Com, Inc. - Class A (a) (b)	10	282
Abercrombie & Fitch Co. - Class A (a)	24	812
Accel Entertainment, Inc. (a)	21	227
Acushnet Holdings Corp.	14	590
Adient Public Limited Company (a)	33	1,443
Adtalem Global Education Inc. (a)	20	784
Advance Auto Parts, Inc.	25	4,610
Airbnb, Inc. - Class A (a) (b)	20	3,700
Amazon.com, Inc. (a)	159	492,729
American Axle & Manufacturing Holdings, Inc. (a)	41	392
American Eagle Outfitters, Inc.	58	1,701
American Public Education, Inc. (a)	7	240
America's Car Mart, Inc. (a)	2	369
Aptiv PLC (a)	101	13,891
Aramark	86	3,234
ARKO Corp. - Class A (a) (b)	18	182
Asbury Automotive Group, Inc. (a)	7	1,438
At Home Group, Inc. (a)	17	495
Autoliv, Inc. (a)	31	2,900
AutoNation, Inc. (a)	22	2,022
AutoZone, Inc. (a)	9	12,133
Bally's Corporation (a)	6	419
Bed Bath & Beyond Inc. (a)	46	1,348
Best Buy Co., Inc.	87	9,967
Big Lots, Inc.	15	1,032
BJ's Restaurants, Inc. (a)	8	468
Bloomin' Brands, Inc. (a)	27	734
Boot Barn Holdings, Inc. (a)	11	694
BorgWarner Inc.	91	4,198
Boyd Gaming Corporation (a)	31	1,818
Bright Horizons Family Solutions Inc. (a)	23	3,897
Brinker International Inc. (a)	17	1,190
Brunswick Corp.	29	2,766
Buckle Inc. (b)	11	446
Burlington Stores Inc. (a)	25	7,371
Caesars Entertainment, Inc. (a)	70	6,145
Callaway Golf Co. (a)	33	870
Camping World Holdings, Inc. - Class A	14	515
Capri Holdings Limited (a)	53	2,694
CarMax Inc. (a)	61	8,156
Carnival Plc (a)	292	7,740
CarParts.com, Inc. (a)	12	178
Carriage Services Inc.	6	216
Carter's Inc. (a)	16	1,447
Carvana Co. - Class A (a)	24	6,249
Cavco Industries Inc. (a)	3	698
Century Communities Inc. (a)	11	674
Cheesecake Factory Inc. (a)	17	967
Chegg, Inc. (a)	48	4,151
Chewy, Inc. - Class A (a) (b)	29	2,420
Childrens Place Retail Stores Inc. (a)	5	366
Chipotle Mexican Grill Inc. (a)	10	14,086
Choice Hotels International Inc. (a)	13	1,439
Churchill Downs Inc.	13	2,992
Columbia Sportswear Co.	11	1,172
Cooper Tire & Rubber Co.	18	1,028
Core-Mark Holding Co. Inc.	17	642
Cracker Barrel Old Country Store, Inc. (a)	8	1,451
Crocs Inc. (a)	26	2,057
D.R. Horton, Inc.	129	11,500
Dana Holding Corp.	53	1,283
Darden Restaurants Inc.	48	6,883
Dave & Buster's Entertainment Inc. (a)	17	801
Deckers Outdoor Corp. (a)	11	3,498
Denny's Corporation (a)	24	435
Designer Brands Inc. - Class A (a)	23	395
Dick's Sporting Goods Inc.	24	1,850
Dillard's Inc. - Class A (b)	3	270
Dine Brands Global Inc. (a)	6	563
Dollar Tree Inc. (a)	88	10,032
Domino's Pizza, Inc.	15	5,386
Dorman Products Inc. (a)	11	1,082
Draftkings Inc. - Class A (a)	66	4,064
Duluth Holdings Inc. - Class B (a) (b)	7	125
eBay Inc.	257	15,746
El Pollo Loco Holdings Inc. (a)	7	117
Ethan Allen Interiors Inc.	8	230
ETSY, Inc. (a)	47	9,475
Everi Holdings Inc. (a)	34	481
Extended Stay America, Inc.	66	1,303
Five Below, Inc. (a)	21	3,941
Floor & Decor Holdings Inc. - Class A (a)	31	2,993
Foot Locker, Inc.	37	2,081
Ford Motor Company (a)	1,458	17,864
Fox Factory Holding Corp. (a)	15	1,954
Franchise Group, Inc.	6	233
Frontdoor, Inc. (a)	32	1,742
GameStop Corp. - Class A (a) (b)	22	4,164
Gap Inc.	84	2,514
Garmin Ltd.	53	7,039
General Motors Company (a)	481	27,665
Genesco Inc. (a)	6	263
Gentex Corp.	92	3,290
Gentherm Incorporated (a)	12	883
Genuine Parts Co.	54	6,248
G-III Apparel Group, Ltd. (a)	16	481
Gopro Inc. - Class A (a)	44	508
Graham Holdings Co. - Class B	2	885
Grand Canyon Education, Inc. (a)	18	1,900
Green Brick Partners Inc. (a)	10	222
Group 1 Automotive Inc.	7	1,047
Groupon, Inc. (a)	9	453
GrowGeneration Corp. (a) (b)	16	819
Grubhub Holdings Inc. (a)	34	2,054
Guess Inc.	14	338
H & R Block, Inc.	72	1,570
Hanesbrands Inc.	130	2,551
Harley-Davidson, Inc.	57	2,291
Hasbro, Inc.	49	4,681
Haverty Furniture Cos. Inc.	6	221
Helen of Troy Ltd (a)	9	1,995
Hibbett Sports Inc. (a)	6	398
Hilton Grand Vacations Inc. (a)	30	1,113
Hilton Worldwide Holdings Inc. (a)	103	12,512
Hyatt Hotels Corp. - Class A (a)	15	1,219
Installed Building Products, Inc.	9	1,004
iRobot Corp. (a)	11	1,315
Jack in the Box Inc.	8	913
Johnson Outdoors Inc. - Class A	3	368
KB Home	30	1,399
Kohl's Corporation	59	3,487
Kontoor Brands, Inc.	18	876
L Brands, Inc. (a)	88	5,414
Lands' End, Inc. (a)	5	123
Las Vegas Sands Corp. (a)	128	7,779
Laureate Education Inc. - Class A (a)	37	502
La-Z-Boy Inc.	18	768
LCI Industries	10	1,267
Lear Corporation	21	3,862
Leggett & Platt Inc.	49	2,252
Lennar Corporation - Class A	103	10,378
Levi Strauss & Co. - Class A	23	545
LGI Homes, Inc. (a)	8	1,167
Lindblad Expeditions Holdings Inc. (a)	11	210
Lithia Motors Inc. - Class A	10	3,831
LKQ Corporation (a)	107	4,533
Lowe`s Companies, Inc.	274	52,061
Lululemon Athletica Inc. (a)	46	14,162
Lumber Liquidators, Inc. (a)	10	259
M/I Homes, Inc. (a)	11	648
Macy's, Inc. (a)	115	1,862
Magnite, Inc. (a)	40	1,678
Malibu Boats, Inc. - Class A (a)	8	650
MarineMax Inc. (a)	9	420
Marriott International, Inc. - Class A (a)	103	15,234
Marriott Vacations Worldwide Corporation (a)	15	2,640

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Mattel, Inc. (a)	130	2,583
McDonald's Corporation	278	62,387
MDC Holdings Inc.	22	1,334
MercadoLibre S.R.L (a)	17	24,651
Meritage Homes Corporation (a)	14	1,274
MGM Resorts International	176	6,680
Mohawk Industries Inc. (a)	22	4,322
Monarch Casino & Resort Inc. (a)	5	284
Monro Inc.	12	820
Murphy USA Inc.	10	1,488
National Vision Holdings, Inc. (a)	31	1,350
Nautilus, Inc. (a) (b)	11	168
Newell Brands Inc.	151	4,054
NIKE, Inc. - Class B	469	62,287
Nordstrom Inc. (a) (b)	40	1,530
Norwegian Cruise Line Holdings Ltd. (a) (b)	137	3,767
NVR, Inc. (a)	1	6,195
Office Depot, Inc. (a)	19	823
Ollie's Bargain Outlet Holdings Inc. (a)	22	1,888
OneSpaWorld Holdings Limited (a) (b)	18	190
O'Reilly Automotive, Inc. (a)	27	13,706
Overstock.com Inc. (a) (b)	16	1,032
Oxford Industries Inc.	6	549
Papa John's International Inc.	11	1,003
Peloton Interactive, Inc. - Class A (a)	91	10,182
Penn National Gaming Inc. (a)	58	6,060
Penske Automotive Group, Inc.	12	956
Perdoceo Education Corporation (a)	26	307
PetMed Express Inc. (b)	7	258
Planet Fitness, Inc. - Class A (a)	31	2,376
Playa Hotels & Resorts N.V. (a)	47	341
Polaris Industries Inc.	22	2,898
Pool Corporation	15	5,153
Pulte Homes Inc.	99	5,208
Purple Innovation, Inc. (a)	14	432
PVH Corp.	26	2,772
Quotient Technology Inc. (a)	31	512
Qurate Retail, Inc. - Series A (a)	143	1,679
Ralph Lauren Corp. - Class A (a)	18	2,229
Red Rock Resorts, Inc. - Class A (a)	24	797
Rent-A-Center, Inc.	18	1,024
Revolve Group - Class A (a)	9	426
RH (a)	6	3,503
Ross Stores Inc.	133	15,927
Royal Caribbean Cruises Ltd.	85	7,296
Ruth's Hospitality Group Inc. (a)	13	335
Sally Beauty Holdings, Inc. (a)	41	834
Scientific Games Corporation (a)	22	840
Seaworld Entertainment, Inc. (a)	19	920
Service Corp. International	65	3,322
Shake Shack Inc. - Class A (a) (b)	13	1,462
Shoe Carnival Inc.	4	240
Shutterstock Inc.	7	658
Signet Jewelers Limited (a)	20	1,158
Six Flags Operations Inc.	28	1,311
Skechers U.S.A. Inc. - Class A (a)	50	2,077
Skyline Corp. (a)	19	870
Sleep Number Corporation (a)	10	1,469
Smith & Wesson Brands, Inc.	20	347
Sonic Automotive, Inc. - Class A	9	433
Sonos, Inc. (a)	34	1,283
Sportsman's Warehouse Holdings, Inc. (a)	16	269
Stamps.com Inc. (a)	7	1,344
Standard Motor Products Inc.	7	300
Starbucks Corporation	439	47,914
Steven Madden Ltd.	29	1,082
Stitch Fix, Inc. - Class A (a)	22	1,073
Stoneridge, Inc. (a)	11	334
Strategic Education, Inc.	9	832
Stride, Inc. (a)	15	447
Sturm Ruger & Co. Inc.	6	416
Tapestry Inc. (a)	104	4,289
Taylor Morrison Home II Corporation - Class A (a)	46	1,404
Tempur Sealy International, Inc.	69	2,511
Tenneco Inc. - Class A (a)	20	219
Terminix Global Hldgs Inc. (a)	50	2,378
Tesla Inc. (a)	283	189,142
Texas Roadhouse Inc. - Class A (a)	24	2,331
The Aaron's Company, Inc.	13	321
The Goodyear Tire & Rubber Company (a)	86	1,515
The Home Depot, Inc.	402	122,735
The Lovesac Company (a)	4	221
The Michaels Companies, Inc. (a)	29	641
The RealReal, Inc. (a)	8	187
The Wendy's Company	71	1,438
Thor Industries Inc.	20	2,752
TJX Cos. Inc.	448	29,643
Toll Brothers Inc.	45	2,531
TopBuild Corp. (a)	12	2,605
Tractor Supply Co.	43	7,680
TRI Pointe Homes, Inc. (a)	46	944
Tupperware Brands Corp. (a)	18	464
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20	6,159
Under Armour Inc. - Class A (a)	70	1,546
Under Armour Inc. - Class C (a)	72	1,328
Universal Electronics Inc. (a)	5	293
Urban Outfitters Inc. (a)	23	857
Vail Resorts, Inc. (a)	15	4,363
Veoneer, Inc. (a) (b)	41	999
VF Corp.	124	9,875
Vista Outdoor Inc. (a)	21	674
Visteon Corporation (a)	10	1,274
Vroom, Inc. (a)	22	847
Wayfair Inc. - Class A (a)	26	8,109
Whirlpool Corporation	23	5,122
Williams-Sonoma Inc.	29	5,177
Wingstop Inc.	11	1,405
Winmark Corp.	1	207
Winnebago Industries Inc.	12	891
Wolverine World Wide, Inc.	31	1,173
Workhorse Group Inc. (a) (b)	40	550
WW International, Inc. (a)	19	583
Wyndham Destinations, Inc.	33	1,995
Wyndham Hotels & Resorts, Inc.	35	2,449
Wynn Resorts Ltd. (a)	38	4,798
XPEL, Inc. (a)	5	282
YETI Holdings, Inc. (a)	28	1,996
Yum! Brands, Inc.	112	12,169
Zumiez Inc. (a)	8	356
		1,783,832
Consumer Staples 3.0%
Dollar General Corporation	93	18,828
Target Corporation	187	37,065
		55,893
Communication Services 2.3%
Booking Holdings Inc. (a)	15	35,656
Expedia Group, Inc. (a)	51	8,765
		44,421
Industrials 0.0%
Patrick Industries, Inc.	8	707
Total Common Stocks (cost $1,025,668)		1,884,853
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (d) (e)	5,189	5,189
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	1,711	1,711
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (f) (g)	170	170

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
0.03%, 09/09/21 (f) (g)	297	297
		467
Total Short Term Investments (cost $7,367)		7,367
Total Investments 100.5% (cost $1,033,035)		1,892,223
Other Derivative Instruments 0.0%		52
Other Assets and Liabilities, Net (0.5)%		(9,814)
Total Net Assets 100.0%		1,882,461

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	36	June 2021	6,087	52	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 99.3%
Altria Group, Inc.	175	8,955
Archer-Daniels-Midland Company	52	2,973
B&G Foods, Inc. (a)	6	193
Bellring Brands, LLC - Class A (b)	4	84
Beyond Meat, Inc. (a) (b)	2	311
BJ's Wholesale Club Holdings, Inc. (b)	13	574
Boston Beer Co. Inc. - Class A (b)	1	1,071
Brown-Forman Corp. - Class B	29	2,011
Bunge Limited	13	1,042
Calavo Growers Inc.	2	117
Cal-Maine Foods Inc. (b)	4	136
Campbell Soup Company	17	853
Casey's General Stores Inc.	3	750
Celsius Holdings, Inc. (b)	3	135
Central Garden & Pet Co. (b)	1	55
Central Garden & Pet Co. - Class A (b)	4	198
Church & Dwight Co. Inc.	23	2,046
Coca-Cola Consolidated Inc.	—	136
Colgate-Palmolive Co.	77	6,048
ConAgra Brands Inc.	46	1,731
Constellation Brands, Inc. - Class A	16	3,643
Costco Wholesale Corporation	42	14,646
Coty Inc. - Class A (b)	29	264
Darling Ingredients Inc. (b)	15	1,123
Del Monte Fresh Produce Company	3	78
E.L.F. Beauty, Inc. (b)	4	96
Edgewell Personal Care Colombia S A S	5	199
Energizer Holdings, Inc.	6	279
Estee Lauder Cos. Inc. - Class A	21	6,207
Flowers Foods Inc.	19	445
Freshpet Inc. (b)	4	603
General Mills, Inc.	57	3,515
Grocery Outlet Holding Corp. (b)	7	245
Hain Celestial Group Inc. (b)	7	325
Herbalife Nutrition Ltd. (b)	9	417
Hershey Co.	14	2,200
Hormel Foods Corp.	28	1,336
Hostess Brands, Inc. - Class A (b)	12	165
Ingles Markets Inc. - Class A	1	79
Ingredion Inc.	6	563
Inter Parfums Inc.	2	113
J&J Snack Foods Corp.	1	223
JM Smucker Co.	11	1,360
John B. Sanfilippo & Son Inc.	1	81
Kellogg Co.	24	1,537
Keurig Dr Pepper Inc.	53	1,818
Kimberly-Clark Corporation	32	4,457
Kraft Heinz Foods Company	63	2,521
Lamb Weston Holdings Inc.	14	1,067
Lancaster Colony Corp.	2	313
Landec Corp. (b)	3	28
McCormick & Co. Inc.	23	2,090
Medifast, Inc.	1	218
MGPI Processing, Inc.	1	74
Molson Coors Beverage Company - Class B (b)	18	915
Mondelez International, Inc. - Class A	135	7,885
Monster Beverage 1990 Corporation (b)	37	3,382
National Beverage Corp. (a) (b)	2	108
Nu Skin Enterprises, Inc. - Class A	5	248
PepsiCo, Inc.	130	18,407
Performance Food Group, Inc. (b)	12	719
Philip Morris International Inc.	147	13,014
Pilgrim's Pride Corporation (b)	5	114
Post Holdings, Inc. (b)	6	616
PriceSmart Inc.	2	199
Procter & Gamble Co. (b)	233	31,619
Rite Aid Corporation (b)	6	113
Sanderson Farms Inc.	2	293
Seaboard Corp.	—	107
SpartanNash Co.	4	73
Spectrum Brands Legacy, Inc.	4	305
Sprouts Farmers Market, Inc. (b)	11	303
Sysco Corp.	45	3,573
The Andersons, Inc.	3	80
The Chefs' Warehouse, Inc. (b)	3	95
The Clorox Company	12	2,278
The Coca-Cola Company	384	20,263
The Kroger Co.	73	2,612
The Simply Good Foods Company (b)	8	241
Tootsie Roll Industries Inc. (a)	2	64
Treehouse Foods, Inc. (b)	5	277
Turning Point Brands, Inc.	1	64
Tyson Foods Inc. - Class A	28	2,060
United Natural Foods Inc. (b)	5	169
Universal Corp.	2	137
US Foods Holding Corp. (b)	21	787
USANA Health Sciences, Inc. (b)	1	114
UTZ Brands, Inc. - Class A	4	98
Vector Group Ltd.	13	174
Village Super Market Inc. - Class A	1	20
Vital Farms, Inc. (a) (b)	2	37
Walgreens Boots Alliance, Inc.	69	3,809
Walmart Inc.	133	18,123
WD-40 Co.	1	401
Weis Markets Inc.	2	91
Total Common Stocks (cost $185,352)		215,734
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (c) (d)	1,223	1,223
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	658	658
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	99	99
0.03%, 09/09/21 (e) (f)	36	36
		135
Total Short Term Investments (cost $2,016)		2,016
Total Investments 100.2% (cost $187,368)		217,750
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.2)%		(334)
Total Net Assets 100.0%		217,408

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	31	June 2021	2,070	(8)	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 97.6%
Information Technology 20.1%
Apple Inc. (a)	252	30,807
Cisco Systems, Inc.	253	13,041
Intel Corporation	252	16,141
International Business Machines Corporation	252	33,609
Microsoft Corporation	252	59,462
Salesforce.Com, Inc. (a)	252	53,434
Visa Inc. - Class A	252	53,399
		259,893
Industrials 17.5%
3M Company	253	48,594
Caterpillar Inc.	252	58,478
Honeywell International Inc.	252	54,746
The Boeing Company (a)	253	64,241
		226,059
Health Care 16.8%
Amgen Inc.	252	62,751
Johnson & Johnson	252	41,450
Merck & Co., Inc.	252	19,442
UnitedHealth Group Incorporated	252	93,837
		217,480
Financials 15.0%
American Express Company (a)	252	35,672
JPMorgan Chase & Co.	252	38,393
The Goldman Sachs Group, Inc.	253	82,470
The Travelers Companies, Inc.	252	37,931
		194,466
Consumer Discretionary 12.9%
McDonald's Corporation	252	56,529
NIKE, Inc. - Class B	253	33,515
The Home Depot, Inc.	252	76,985
		167,029
Consumer Staples 7.4%
Procter & Gamble Co. (a)	252	34,156
The Coca-Cola Company	252	13,294
Walgreens Boots Alliance, Inc.	252	13,846
Walmart Inc.	252	34,257
		95,553
Communication Services 4.7%
Verizon Communications Inc.	253	14,666
Walt Disney Co.	252	46,536
		61,202
Energy 2.0%
Chevron Corporation	252	26,428
Materials 1.2%
Dow Inc.	252	16,126
Total Common Stocks (cost $843,206)		1,264,236
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.00% (b) (c)	28,443	28,443
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (d) (e)	1,299	1,299
0.03%, 09/09/21 (d) (e)	417	417
		1,716
Total Short Term Investments (cost $30,159)		30,159
Total Investments 99.9% (cost $873,365)		1,294,395
Other Derivative Instruments (0.0)%		(25)
Other Assets and Liabilities, Net 0.1%		730
Total Net Assets 100.0%		1,295,100

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	187	June 2021	30,549	(25)	210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.6%
China 36.3%
21Vianet Group, Inc. - ADR (a)	12	382
360 Security Technology Inc. - Class A	54	115
3SBio Inc. (a)	171	152
51job Inc. - ADR (a)	4	223
AAC Technologies Holdings Inc. (b)	108	550
Accelink Technologies Co., Ltd. - Class A	13	46
Addsino Co., Ltd - Class A	8	22
AECC Aero-Engine Control Co., Ltd. - Class A	12	32
Aecc Aviation Power Co., Ltd. - Class A	22	155
Aerospace Era Electronic Technology Co., Ltd. - Class A (a)	66	72
Agricultural Bank of China Limited - Class A	456	237
Agricultural Bank of China Limited - Class H	3,913	1,573
Aier Eye Hospital Group Co., Ltd - Class A	31	279
Air China Ltd. - Class A (a)	93	129
Air China Ltd. - Class H (a)	242	211
AK Medical Holdings Limited (b)	60	77
Alibaba Group Holding Limited - ADR (a)	269	61,003
Alibaba Health Information Technology Limited (a)	570	1,631
Alibaba Pictures Group Limited (a) (b)	1,610	211
A-Living Services Co., Ltd. - Class H	74	328
Aluminum Corporation of China Limited - Class A (a)	30	17
Aluminum Corporation of China Limited - Class H (a) (b)	510	213
Angel Yeast Co., Ltd. - Class A	14	118
Anhui Conch Cement Company Limited - Class A	28	216
Anhui Conch Cement Company Limited - Class H	174	1,141
Anhui Gujing Distillery Co., Ltd. - Class A	3	109
Anhui Gujing Distillery Co., Ltd. - Class B	17	233
Anhui Kouzi Wine Industry Co., Ltd. - Class A	7	67
ANTA Sports Products Limited	154	2,541
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	352
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	115
Autobio Diagnostics Co., Ltd. - Class A	4	59
Autohome Inc. - Class A - ADR	8	761
AVIC Aircraft Co., Ltd. - Class A	29	106
Avic Aviation High-Technology Co., Ltd. - Class A	8	31
AVIC Capital - Class A	14	8
Avic Electromechanical Systems Co., Ltd. - Class A	59	87
AVIC Jonhon Optronic Technology Co., Ltd. - Class A	9	97
Avic Shenyang Aircraft Co., Ltd. - Class A	15	144
AVIC Sunda Holding Company Limited - Class A	19	57
AviChina Industry & Technology Co. Ltd. - Class H (b)	263	177
Baidu, Inc. - Class A - ADR (a)	38	8,347
Bank of Beijing Co., Ltd. - Class A	221	162
Bank of Chengdu Co., Ltd. - Class A	25	43
Bank of China Limited - Class A	250	128
Bank of China Limited - Class H	11,465	4,384
Bank of Communications Co., Ltd. - Class A	265	201
Bank of Communications Co., Ltd. - Class H	1,206	771
Bank of Jiangsu Co.,Ltd. - Class A	167	165
Bank of Nanjing Co., Ltd. - Class A	105	162
Bank of Ningbo Co., Ltd. - Class A	43	254
Bank of Shanghai Co., Ltd. - Class A	104	140
Baoshan Iron & Steel Co., Ltd. - Class A	211	260
BBMG Corporation - Class A	21	10
BeiGene, Ltd. - ADR (a)	6	2,228
Beijing Bdstar Navigation Co., Ltd. - Class A (a)	3	17
Beijing Capital International Airport Co. Ltd. - Class H (a)	294	229
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	16
Beijing E-Hualu Information Technology Co., Ltd - Class A	3	11
Beijing Enlight Media Co., Ltd. - Class A	37	67
Beijing Enterprises Holdings Ltd.	77	272
Beijing Enterprises Water Group Limited	802	305
Beijing Huaer Company Limited - Class A	20	23
Beijing Kunlun Online Tech Co., Ltd. - Class A	6	20
Beijing New Building Material (Group) Co., Ltd. - Class A	18	116
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	24	184
Beijing Origin Water Technology Co., Ltd. - Class A	51	62
Beijing Shiji Information Technology Co., Ltd. - Class A	11	50
Beijing Shunxin Agriculture Co., Ltd. - Class A	7	52
Beijing Sinnet Technology Co., Ltd. - Class A	20	53
Beijing Thunisoft Co.,Ltd. - Class A	8	23
Beijing Tiantan Biological Products Corporation Limited - Class A	16	81
Beijing Yanjing Brewery Co., Ltd. - Class A	62	69
Beijing Zhonggong Education Technology Co., Ltd. - Class A	21	92
Beiya Industrial (Group) Co., Ltd. - Class A	57	53
Betta Pharmaceuticals Co., Ltd - Class A	5	84
Bicycle Club Joint Venture, L.P. - Class A	23	128
Bilibili Inc. - ADR (a)	23	2,454
BOE Technology Group Co., Ltd. - Class A	239	229
Brilliance China Automotive Holdings Ltd. (c)	456	428
BYD Company Limited - Class A	15	390
BYD Company Limited - Class H	111	2,393
BYD Electronic (International) Company Limited (b)	95	562
BY-HEALTH Co., Ltd. - Class A	24	105
C&S Paper Co.,Ltd. - Class A	13	51
Caitong Securities Co., Ltd. - Class A	20	35
Cansino Biologics Inc. - Class H (a)	12	442
Chacha Food Company, Limited - Class A	—	1
Changchun High And New Technology Industry (Group) Inc. - Class A	2	145
Changjiang Securities Co., Ltd. - Class A	70	75
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	1	20
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	46
Chengdu Kanghong Pharmaceuticals Group Co., Ltd - Class A	11	48
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	11	25
China Aoyuan Group Limited	208	225
China Avionics Systems Co., Ltd. - Class A	4	9
China Bohai Bank Co., Ltd. - Class H	348	156
China Cinda Asset Management Co., Ltd. - Class H	1,154	241
China CITIC Bank Corporation Limited - Class H	1,349	690
China Communications Services Co., Ltd. - Class H	350	158
China Conch Venture Holdings Limited	227	1,068
China Construction Bank Corporation - Class A	130	146
China Construction Bank Corporation - Class H	13,643	11,530
China East Education Holdings Limited	102	223
China Eastern Airlines Corporation Limited - Class A (a)	91	76
China Everbright Bank Company Limited - Class A	321	200
China Everbright Bank Company Limited - Class H	466	204
China Everbright Ltd.	76	100
China Evergrande Group (b)	248	474
China Feihe Limited	187	532
China Film Co., Ltd. - Class A	4	9
China Fortune Land Development Co., Ltd. - Class A	38	37
China Galaxy Securities Co., Ltd. - Class A	60	95
China Galaxy Securities Co., Ltd. - Class H	399	248
China General Nuclear Power Corporation - Class H	1,495	362
China Gezhouba Group Co., Ltd. - Class A	7	8
China Hongqiao Group Limited	275	370
China Huarong Asset Management Co., Ltd. - Class H (c)	1,791	236
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	211	516
China International Capital Corporation Limited. - Class A	5	40
China International Travel Service Company, Limited - Class A	16	747
China Jinmao Holdings Group Limited	844	341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
China Jushi Co.,Ltd. - Class A	41	120
China Lesso Group Holdings Limited	146	315
China Life Insurance Company Limited - Class A	28	135
China Life Insurance Company Limited - Class H	1,029	2,147
China Literature Limited (a) (b)	46	460
China Longyuan Power Group Corporation Limited - Class H	485	663
China Medical System Holdings Limited	194	387
China Meidong Auto Holdings Limited	78	364
China Merchants Bank Co., Ltd. - Class A	166	1,301
China Merchants Bank Co., Ltd. - Class H	563	4,337
China Merchants Energy Shipping Co., Ltd. - Class A	60	48
China Merchants Holdings International Co. Ltd.	202	312
China Merchants Securities Co.,Ltd. - Class A	75	225
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	129
China Minsheng Banking Corp., Ltd. - Class A	225	174
China Minsheng Banking Corp., Ltd. - Class H	775	452
China Molybdenum Co.,Ltd - Class A	131	106
China National Accord Medicines Corporation Ltd. - Class A	3	22
China National Building Material Co., Ltd. - Class H	586	854
China National Chemical Engineering Co.,Ltd - Class A	71	76
China National Medicines Corporation Ltd. - Class A	6	31
China National Nuclear Power Co Ltd - Class A	149	125
China National Software and Service Company Limited - Class A	5	42
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	9	25
China Oilfield Services Ltd. - Class H (b)	214	223
China Overseas Land & Investment Ltd.	537	1,405
China Pacific Insurance (Group) Co., Ltd. - Class A	58	333
China Pacific Insurance (Group) Co., Ltd. - Class H	405	1,611
China Petroleum & Chemical Corporation - Class A	166	110
China Petroleum & Chemical Corporation - Class H	3,362	1,795
China Power International Development Limited	536	125
China Railway Group Limited - Class A	230	208
China Railway Group Limited - Class H	443	235
China Resources Enterprise Ltd.	204	1,605
China Resources Gas Group Ltd.	122	680
China Resources Land Ltd.	447	2,181
China Resources Pharmaceutical Group Limited	258	162
China Resources Power Holdings Co. Ltd.	293	390
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	8
China Shenhua Energy Company Limited - Class A	44	135
China Shenhua Energy Company Limited - Class H	486	1,009
China Shipbuilding Industry Corporation - Class A (a)	157	98
China South Publishing And Media Group Co., Ltd. - Class A	38	61
China Southern Airlines Co., Ltd. - Class A (a)	126	132
China Southern Airlines Co., Ltd. - Class H (a) (b)	272	202
China State Construction Engineering Corporation Limited - Class A	308	244
China State Construction International Holdings Limited	226	156
China Taiping Insurance Holdings Co. Ltd.	242	497
China Tower Corporation Limited - Class H	5,894	878
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	286	179
China Transinfo Technology Co., Ltd. - Class A	22	54
China Vanke Co., Ltd. - Class A	75	343
China Vanke Co., Ltd. - Class H	248	976
China Yangtze Power Co., Ltd. - Class A	182	596
China Yuhua Education Group Co., Ltd	168	132
China Zheshang Bank Co., Ltd. - Class A	170	106
Chongqing Brewery Co., Ltd. - Class A	2	41
Chongqing Changan Automobile Company Limited - Class A (a)	36	78
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	6	38
Chongqing Rural Commercial Bank Co., Ltd. - Class A	154	99
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	161
Chongqing Zhifei Biological Products Co.,Ltd. - Class A	10	262
CIFI Holdings (Group) Co. Ltd.	434	423
CITIC Pacific Ltd.	832	793
Citic Securities Co., Ltd. - Class A	73	267
Citic Securities Co., Ltd. - Class H (b)	298	694
Contemporary Amperex Technology Co., Limited - Class A	20	970
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	66	66
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	91	189
Country Garden Holdings Company Limited	1,111	1,432
Country Garden Services Holdings Company Limited	212	2,158
CSC Financial Co., Ltd. - Class A	29	142
CSPC Pharmaceutical Group Ltd.	1,265	1,544
Da An Gene Co., Ltd.Of Sun Yat-Sen University - Class A	6	26
Daqin Railway Co., Ltd. - Class A	160	172
Daqo New Energy Corp. - ADR (a)	7	557
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	100
DHC Software Co.,Ltd - Class A	46	52
Dong-E-E-Jiao Co., Ltd. - Class A	2	10
Dongfang Electric Corp. Ltd. - Class A	8	16
Dongfeng Motor Group Co., Ltd - Class H	424	397
Dongxing Securities Co., Ltd. - Class A	5	8
DouYu International Holdings Limited - ADR (a)	13	136
Dragon Delight Holdings Company Limited	202	342
East Group Co., Ltd. - Class A	15	14
East Money Information Co., Ltd. - Class A	72	302
Ecovacs Robotics Co., Ltd. - Class A (a)	3	63
ENN Energy Holdings Ltd.	114	1,843
EVE Energy Co., Ltd. - Class A	19	220
Ever Sunshine Lifestyle Services Group Limited (e)	88	223
Everbright Securities Company Limited - Class A	40	98
Fangda Carbon New Material Co., Ltd. - Class A (a)	56	70
Far East Horizon Limited (b)	252	304
Faw Car Co., Ltd. - Class A	53	88
FiberHome Telecommunication Technologies Co., Ltd. - Class A	15	42
Financial Street Holdings Co., Ltd. - Class A	28	29
First Venture Securities Co., Ltd. - Class A	57	68
Foshan Haitian Flavoring & Food Co., Ltd - Class A	20	488
Fosun International Limited	342	482
Founder Securities Co., Ltd. - Class A (a)	63	84
Foxconn Industrial Internet Co., Ltd. - Class A	36	80
Fujian Anjing Food Co., Ltd. - Class A	1	35
Fujian Sunner Development Co., Ltd. - Class A	15	60
Fuyao Glass Industry Group Co., Ltd. - Class A	20	143
Fuyao Glass Industry Group Co., Ltd. - Class H	79	471
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	47	51
Ganfeng Lithium Co., Ltd. - Class A	12	169
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	28
GCL System Integration Technology Co. Ltd - Class A (a)	58	29
GDS Holdings Ltd. - ADR (a)	13	1,019
Geely Automobile Holdings Ltd.	823	2,116
GEM Co., Ltd - Class A	8	10
Gemdale Corporation - Class A	18	32
GenScript Biotech Corporation (a)	174	309
GF Securities Co., Ltd. - Class A	36	87
GF Securities Co., Ltd. - Class H	229	353
Giant Network Group Co., Ltd. - Class A	16	36
GigaDevice Semiconductor (Beijing) Inc. - Class A	5	125
Goertek Inc. - Class A	32	134
GOME Retail Holdings Limited (a) (b)	1,350	252
Great Wall Motor Co. Ltd. - Class H	418	1,173
Great Wall Motor Company Limited - Class A	26	120
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	10	16
Greenland Holding Group Co., Ltd - Class A	121	103
Greentown China Holdings Ltd. (b)	121	158

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Greentown Services Group Co Ltd (b) (e)	186	283
GRG Banking Equipment Co., Ltd. - Class A	13	23
GSX Techedu Inc. - Class A - ADR (a)	11	387
Guangdong Haid Group Co., Ltd. - Class A	17	204
Guangdong HEC Technology Holding Co., Ltd - Class A (a)	42	32
Guangdong Hongda Blasting Co., Ltd. - Class A	5	25
Guangdong Investment Ltd.	428	700
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	1	33
Guangdong Wens Foodstuff Group Co., Ltd. - Class A	42	109
Guangdong Xinbao Electrical Appliances Holdings Co.,Ltd - Class A	5	24
Guangzhou Automobile Group Co., Ltd. - Class H	464	393
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	22	45
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	42
Guangzhou Haige Communications Group Incorporated Company - Class A	46	71
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	1	14
Guangzhou R&F Properties Co., Ltd. - Class H (b)	265	351
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A	8	151
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	1	9
Guangzhou Wondfo Biotech Co., Ltd - Class A	7	88
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A	43	92
Guolian Securities Co.,Ltd. - Class A	12	29
Guosen Securities Co., Ltd. - Class A	59	107
Guotai Junan Securities Co., Ltd. - Class A	60	149
Guoxuan High-Tech Co., Ltd. - Class A (a)	6	35
Haidilao International Holding Ltd. (b)	121	833
Haier Smart Home Co., Ltd - Class A	55	263
Haier Smart Home Co., Ltd - Class H	265	1,068
Haitian International Holdings Limited	76	304
Haitong Securities Co., Ltd. - Class A	72	121
Haitong Securities Co., Ltd. - Class H	332	309
Hangzhou Bank Co., Ltd. - Class A	55	142
Hangzhou First Applied Material Co., Ltd. - Class A	9	122
Hangzhou Robam Appliances Co., Ltd. - Class A	14	81
Hangzhou Silan Microelectronics Co., Ltd. - Class A	24	90
Hangzhou Tigermed Consulting Co., Ltd - Class A	3	60
Hangzhou Tigermed Consulting Co., Ltd - Class H	17	344
Harris County School District - Class A	92	82
Hedy Holding Co., Ltd. - Class A	84	120
Hefei Meyer Optoelectronic Technology Inc. - Class A	10	65
Heilongjiang Agriculture Company Limited - Class A	4	9
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	16	100
Hengan International Group Co. Ltd.	90	594
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	52	235
Hengsheng Chemical Industry Co., Ltd. - Class A	23	132
Hengtong Optic-Electric Co., Ltd. - Class A	12	22
Hengyi Petrochemical Co. Ltd - Class A	41	91
Hithink Royalflush Information Network Co., Ltd - Class A	3	48
Hongfa Technology Co., Ltd. - Class A	13	98
Hua Xia Bank Co., Limited - Class A	115	113
Huaan Securities Co., Ltd. - Class A	35	34
Huadian Power International Corporation Limited - Class A	55	31
Huadong Medicine Co.,Ltd - Class A	18	100
Huagong Tech Company Limited - Class A	6	17
Hualan Biological Engineering, Inc. - Class A	16	97
Huaneng Power International, Inc. - Class A	18	12
Huaneng Power International, Inc. - Class H	520	185
Huatai Securities Co.,Ltd. - Class A	61	158
Huatai Securities Co.,Ltd. - Class H	218	336
Huaxi Securities Co.,Ltd. - Class A	9	14
Huaxin Cement Co., Ltd. - Class A	19	68
Huayu Automotive Systems Co., Ltd. - Class A	37	156
Huazhu Group Limited - ADR	22	1,223
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	42
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	16	50
Humanwell Healthcare (Group) Co.,Ltd - Class A	19	90
Hunan Valin Steel Co., Ltd. - Class A	35	37
Hundsun Technologies Inc. - Class A	6	71
HUYA Inc. - Class A - ADR (a)	8	158
iFlytek Co., Ltd. - Class A	26	189
iFlytek Co., Ltd. - Class A	21	28
Industrial and Commercial Bank of China Limited - Class A	393	332
Industrial and Commercial Bank of China Limited - Class H	8,706	6,276
Industrial Bank Co., Ltd. - Class A	174	640
Industrial Securities Co., Ltd. - Class A	74	96
Ingenic Semiconductor Co.,Ltd - Class A	8	71
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	146	35
Inner Mongolia First Machinery Group Co., Ltd. - Class A	15	22
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	43	34
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	46	283
Innovent Biologics, Inc. - Class B (a) (b)	134	1,371
Inspur Electronic Information Industry Co., Ltd. - Class A	14	57
Intco Medical Technology Co., Ltd. - Class A	2	60
iQIYI, Inc. - Class A - ADR (a)	40	664
Jafron Biomedical Co., Ltd. - Class A	9	99
Jason Furniture (Hangzhou) Co., Ltd. - Class A	8	104
JD Health International Inc. (a)	40	583
JD.com, Inc. - Class A - ADR (a)	123	10,370
Jiangsu Changjiang Electronics Technology Co., Ltd. - Class A (a)	18	92
Jiangsu Changshu Rural Commercial Bank Co., Ltd. - Class A	46	53
Jiangsu Expressway Co. Ltd. - Class H	129	161
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	9	119
Jiangsu Hengrui Medicine Co., Ltd. - Class A	41	577
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A	12	92
Jiangsu Shagang Group Co., Ltd - Class A	13	17
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	11	267
Jiangsu Xinmin Textile Science & Technology Co., Ltd. - Class A	36	51
Jiangsu Yangnong Chemical Co., Ltd. - Class A	1	26
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	2	8
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A	47	50
Jiangsu Zhongtian Technology Co., Ltd. - Class A	47	81
Jiangxi Copper Company Limited - Class A	18	61
Jiangxi Copper Company Limited - Class H	173	333
Jiangxi Zhengbang Technology Co., Ltd. - Class A	25	59
Jilin Aodong Yanbian Pharmaceutical Co., Ltd. - Class A	24	59
Jinke Property Group Co., Ltd.	192	140
Jinxin Fertility Group Limited (a) (b)	182	395
Jinyu Bio-Technology Co., Ltd. - Class A	19	56
Jiugui Liquor Co., Ltd. - Class A	2	35
Jiumaojiu International Holdings Limited	88	355
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	4	8
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	4	11
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	62
Joyoung Co., Ltd. - Class A	8	35
Joyy Inc. - Class A - ADR	8	735
Juewei Food Co., Ltd. - Class A	8	99
Kaisa Group Holdings Ltd. (b)	198	98
KE Holdings Inc - Class A - ADR (a)	18	1,005
Kingdee International Software Group Co. Ltd. (a)	343	1,075
Kingfa Sci.&Tech.Co.,Ltd. - Class A	15	51
Kingsoft Cloud Holdings Limited - ADR (a)	8	299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kingsoft Corp Ltd	119	795
Koolearn Technology Holding Limited (a) (b)	36	82
Kuaishou Technology (a)	29	1,012
Kuang-Chi Technologies Co., Ltd. - Class A (a)	32	100
Kunlun Energy Co. Ltd.	594	629
Kweichow Moutai Co., Ltd. - Class A	11	3,293
KWG Group Holdings Limited	196	338
Lakala Payment Co., Ltd. - Class A	6	27
Laobaixing Pharmacy Chain Joint Stock Company - Class A	8	82
Lenovo Group Ltd.	1,043	1,492
Lens Technology Co., Ltd - Class A	48	193
Leo Group Co., Ltd. - Class A	29	13
Lepu Medical Technology (Beijing) Co., Ltd. - Class A	18	82
Li Auto Inc - ADR (a)	25	632
Li Ning Company Limited	311	2,035
Liaoning Chengda Co., Ltd. - Class A	19	59
Lingyi iTech (Guangdong) Company - Class A	59	73
Livzon Pharmaceutical Group Inc. - Class A	11	73
Lomon Billions Group Co., Ltd. - Class A	7	32
Longfor Group Holdings Limited	257	1,715
LONGi Green Energy Technology Co., Ltd. - Class A	31	424
Luenmei Quantum Co., Ltd. - Class A	12	18
Lufax Holding Ltd - ADR (a)	26	372
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	51	263
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	385
Maccura Biotechnology Co., Ltd. - Class A	5	29
Mango Excellent Media Co., Ltd. - Class A	17	153
Maxscend Microelectronics Company Limited - Class A	1	56
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	36	85
Meituan Dianping - Class B (a)	512	19,990
Metallurgical Corporation of China Ltd. - Class A	49	25
MicroPort Scientific Corporation (b)	100	565
Midea Group Co., Ltd. - Class A	30	382
Ming Yuan Cloud Group Holdings Limited (b)	54	248
Minth Group Limited	106	444
Momo Inc. - Class A - ADR (a)	24	349
Muyuan Foods Co.,Ltd. - Class A	32	489
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A	12	72
Nanjing Securities Co., Ltd. - Class A	14	21
Nanyang Topsec Technologies Group Inc. - Class A (a)	7	20
NARI Technology Co., Ltd. - Class A	38	180
Naura Technology Group Co., Ltd. - Class A	5	110
NavInfo Co., Ltd. - Class A	24	54
NetEase, Inc. - ADR	59	6,077
New China Life Insurance Company Ltd. - Class A	16	121
New China Life Insurance Company Ltd. - Class H	130	509
New Hope Liuhe Co., Ltd. - Class A	31	96
New Oriental Education & Technology Group - ADR (a)	216	3,022
Ninestar Corporation - Class A	9	35
Ningbo Joyson Electronic Corp. - Class A	5	14
Ningbo Tuopu Group Co.,Ltd. - Class A	5	26
NIO, Inc. - Class A - ADR (a)	182	7,105
Noah Holdings Limited - Class A - ADR (a)	4	168
Nongfu Spring Co., Ltd. - Class H (b)	40	203
Northeast Securities Co., Ltd. - Class A	19	25
Oceanwide Holdings Co., Ltd. - Class A	119	50
Offshore Oil Engineering Co.,Ltd. - Class A	70	48
OFILM Group Co., Ltd. - Class A	69	70
Oppein Home Group Inc. - Class A	6	142
Oppein Home Group Inc. - Class A	117	182
Orient Securities Company Limited - Class A	80	108
Oriental Pearl Group Co., Ltd. - Class A	7	11
Ovctek China Inc. - Class A	3	46
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	139	47
People's Insurance Company (Group) of China Limited, The - Class A	39	35
People's Insurance Company (Group) of China Limited, The - Class H	1,184	386
Perfect World Co., Ltd. - Class A	6	18
PetroChina Company Limited - Class A	96	63
PetroChina Company Limited - Class H	3,099	1,122
Pharmaron Beijing Co., Ltd. - Class H	18	335
PICC Property & Casualty Co. Ltd. - Class H	1,003	888
Pinduoduo Inc. - ADR (a)	56	7,476
Ping An Bank Co., Ltd. - Class A	150	505
Ping An Healthcare and Technology Company Limited (a) (b)	77	978
Ping An Insurance (Group) Co of China Ltd - Class A	92	1,108
Ping An Insurance (Group) Co of China Ltd - Class H	848	10,176
Poly Developments And Holdings Group Co., Ltd. - Class A	81	175
Poly Property Services Co., Ltd. - Class H (b) (e)	17	122
Postal Savings Bank of China Co., Ltd.	265	237
Postal Savings Bank of China Co., Ltd. - Class H (e)	1,371	1,033
Power Construction Corporation of China - Class A	171	108
Proya Cosmetics Co., Ltd. - Class A	—	7
Qianhe Condlment and Food Co.,Ltd - Class A	6	32
Qingdao Rural Commercial Bank Co., Ltd. - Class A	28	19
Qinhuangdao Tianye Tolian Heavy Industry Co., Ltd - Class A	3	11
RiseSun Real Estate Development Co., Ltd. - Class A	51	50
RLX Technology Inc. - Class A - ADR (a)	17	173
Rongsheng Petrochemical Co., Ltd. - Class A	40	167
S.F. Holding Co., Ltd - Class A	39	482
SAIC Motor Corporation Limited - Class A	49	147
Sanan Optoelectronics Co., Ltd. - Class A	38	137
Sangfor Technologies Inc. - Class A	4	140
Sanquan Food Co., Ltd. - Class A	5	17
SANY Heavy Industry Co., Ltd. - Class A	72	379
SDIC Capital Co., Ltd. - Class A	42	79
SDIC Power Holdings Co., Ltd. - Class A	94	143
Sealand Securities Co., Ltd. - Class A	107	73
Seazen Group Limited	316	390
Seazen Holdings Co., Ltd. - Class A	24	178
SG Micro Corp. - Class A	2	81
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	153
Shan Dong Sun Paper Industry Joint Stock Co., Ltd. - Class A	7	18
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	10
Shandong Gold Group Co., Ltd. - Class A	24	79
Shandong Gold Group Co., Ltd. - Class H (b)	76	144
Shandong Haisteel International Trading Co., Ltd. - Class A (a)	97	35
Shandong Linglong Tyre Co., Ltd. - Class A	21	151
Shandong Nanshan Aluminium Co., Ltd. - Class A	73	38
Shandong Pharmaceutical Glass Co., Ltd - Class A	16	98
Shandong Sinocera Functional Material Co., Ltd. - Class A	17	107
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	374	741
Shanghai Bairun Flavor & Fragrance Co., Ltd. - Class A	8	137
Shanghai Baosight Software Co., Ltd. - Class A	11	97
Shanghai Baozun E-Commerce Limited - Class A - ADR (a)	8	322
Shanghai Electric Group Company Limited - Class A	10	8
Shanghai Electric Power Company Limited - Class A	21	25
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	16	100
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (b)	81	347
Shanghai International Airport Co.Ltd. - Class A (a)	11	95
Shanghai International Port(Group) Co.,Ltd - Class A	79	58
Shanghai Jahwa United Co., Ltd. - Class A	12	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	87	40
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A	3	27
Shanghai Lingang Holdings Corporation Limited - Class A	9	26
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	111	98
Shanghai M&G Stationery Inc - Class A	12	155
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	230
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	1	16
Shanghai Pudong Development Bank Co., Ltd. - Class A	184	309
Shanghai RAAS blood products co., Ltd. - Class A	40	45
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	7	105
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	53	91
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A	49	80
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	8	21
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	45
Shanxi Securities Co., Ltd. - Class A	12	13
Shanxi Taigang Stainless Steel Co., Ltd. - Class A	97	68
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	84	64
Shenergy Company Limited - Class A	81	77
Shengyi Technology Co., Ltd. - Class A	25	87
Shennan Circuit Company Limited - Class A	5	73
Shenwang Hongyuan Group Co., Ltd - Class A	188	134
Shenyang Siasun Robot & Automation Co., Ltd. - Class A (a)	28	48
Shenzhen Airport Co., Ltd. - Class A (a)	40	54
Shenzhen BGI Genomics Co., Ltd. - Class A	2	36
Shenzhen Capchem Technology Co., Ltd. - Class A	4	41
Shenzhen Energy Group Co., Ltd. - Class A	19	32
Shenzhen Goodix Technology Co., Ltd. - Class A	4	70
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A	23	59
Shenzhen Inovance technology Co., Ltd. - Class A	11	149
Shenzhen International Holdings Limited	176	296
Shenzhen Kaifa Technology Co., Ltd. - Class A	24	70
Shenzhen Kangtai Biological Products Co., Ltd. - Class A (a)	7	142
Shenzhen Leyard Opto-Electronic Co. Ltd - Class A	23	25
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9	519
Shenzhen MTC Co., Ltd. - Class A (a)	28	23
Shenzhen S.C New Energy Technology Corporation - Class A	7	108
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A (a)	9	53
Shenzhen Sunway Communication Co., Ltd. - Class A	11	47
Shenzhou International Group Holdings Limited	120	2,524
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A	4	15
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	17
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	61
Sichuan Swellfun Co., Ltd. - Class A	7	71
Silergy Corp.	10	817
Sinolink Securities Co., Ltd. - Class A	6	12
Sinoma Science & Technology Co.,Ltd. - Class A	11	38
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopharm Group Co. Ltd. - Class H	181	441
Sinotrans Limited - Class A	92	61
SKSHU Paint Co., Ltd. - Class A	—	9
Smoore International Holdings Limited	91	558
Songcheng Performance Development Co.,Ltd - Class A	31	103
Soochow Securities Co.,Ltd - Class A	12	18
Southwest Securities Co., Ltd. - Class A	36	26
Spring Airlines Co., Ltd. - Class A	11	99
STO.Experss.Ltd. - Class A	7	10
Sunac China Holdings Limited	369	1,594
Sungrow Power Supply Co., Ltd. - Class A	15	168
Suning.Com Co.,Ltd - Class A	82	86
Sunny Optical Technology (Group) Company Limited	99	2,282
Sunshine City Group Co., Ltd. - Class A (a)	20	9
Sunwoda Electronic Co., Ltd. - Class A	3	8
Suofeiya Home Collection Company, Limited - Class A	1	4
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	10	28
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	17	24
TAL Education Group - Class A - ADR (a)	54	2,924
Tangshan Jidong Cement Co., Ltd. - Class A (d)	5	13
TBEA Company Ltd. - Class A	13	21
TCL Corporation - Class A	138	198
Tencent Holdings Limited	817	65,007
Tencent Music Entertainment Group - Class A - ADR (a)	52	1,055
The Pacific Securities Co.,Ltd - Class A (a)	117	58
Thunder Software Technology Co., Ltd. - Class A	3	52
Tianfeng Securities Co., Ltd. - Class A	101	78
Tianjin 712 Communication & Broadcasting Co., Ltd. - Class A	4	20
Tianjin Chase Sun Pharmaceutical Co Ltd. - Class A	21	13
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	36	157
Tianma Microelectronics Co., Ltd. - Class A	30	64
Tianshui Huatian Technology Co., Ltd. - Class A	41	73
Tingyi Cayman Islands Holding Corp.	283	520
Toly Bread Co., Ltd. - Class A	8	57
Tongcheng-Elong Holdings Limited (a) (b)	128	291
Tongfu Microelectronics Co., Ltd. - Class A	7	21
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	55
Tongkun Group Co., Ltd. - Class A	29	93
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	12
Tongwei Co., Ltd. - Class A	37	188
Top Choice Medical Investment Co., Inc. - Class A (a)	4	142
Topsports International Holdings Limited	199	299
Transfar Zhilian Co., Ltd. - Class A	55	61
Travelsky Technology Ltd. - Class H	115	270
Trip.com Group Limited - ADR (a)	67	2,657
Tsingtao Brewery Co.,Ltd. - Class A	5	66
Tsingtao Brewery Co.,Ltd. - Class H	64	568
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A	2	31
Uni-President China Holdings Ltd	133	163
Unisplendour Co., Ltd. - Class A	32	97
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	24	71
Vipshop (China) Co., Ltd. - ADR (a)	64	1,912
Visionox Technology Inc. - Class A (a)	24	34
Walvax Biotechnology Co., Ltd. - Class A	16	112
Wangfujing Group Co., Ltd. - Class A	6	26
Wangsu Science & Technology Co., Ltd. - Class A	13	13
Wanhua Chemical Group Co.,Ltd. - Class A	27	434
Want Want China Holdings Limited	745	561
Weibo Corporation - Class A - ADR (a)	7	363
Weichai Power Co., Ltd. - Class A	67	197
Weichai Power Co., Ltd. - Class H	253	630
Weifu High-Technology Group Co., Ltd. - Class A	2	7
Weihai Guangwei Composites Co., Ltd. - Class A	1	8
Weimob Inc. (a) (b)	224	505
Western Securities Co., Ltd. - Class A	6	7
Will Semiconductor Co.,Ltd. - Class A	7	291
Winning Health Technology Group Co., Ltd. - Class A	30	76
Wuchan Zhongda Group Co., Ltd. - Class A	75	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Wuhan Guide Infrared Co., Ltd. - Class A	5	27
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	12	41
Wuhu Token Sciences Co., Ltd. - Class A	12	13
Wuliangye Yibin Co., Ltd. - Class A	32	1,301
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	18	46
WuXi AppTec Co., Ltd. - Class A	18	391
WuXi AppTec Co., Ltd. - Class H	42	830
Wuxi Biologics Cayman Inc (a)	466	5,893
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	5	59
Wuxi Taiji Industry Co.,Ltd. - Class A	10	13
XCMG Construction Machinery Co., Ltd. - Class A	100	115
Xiamen C&D Inc. - Class A	5	7
Xiamen Intretech Inc. - Class A	2	23
Xiamen Tungsten Co., Ltd. - Class A	31	85
Xiaomi Corporation (a)	2,044	6,948
Xinhu Zhongbao Co., Ltd. - Class A	112	52
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	26
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (b)	83	158
Xinyi Solar Holdings Limited	612	1,026
XPeng Inc - ADR (a)	24	874
Yadea Group Holdings Ltd	144	322
Yantai Eddie Precision Machinery Co., Ltd. - Class A	5	47
Yantai Jereh Oilfield Services Group Co.,Ltd. - Class A	12	65
Yanzhou Coal Mining Co Ltd - Class A	22	44
Yanzhou Coal Mining Co. Ltd. - Class H	152	181
Yealink Network Technology Corporation Limited - Class A	9	95
Yifan Pharmaceutical Co., Ltd - Class A	6	17
Yifeng Pharmacy Chain Co., Ltd. - Class A	6	85
YiHai International Holdings Limited (b)	66	687
Yihai Kerry Arawana Holdings Co., Ltd. - Class A	11	127
Yintai Gold Co., Ltd. - Class A	43	59
Yonghui Superstores Co., Limited - Class A	86	89
Youngor Group Co. Ltd. - Class A	28	34
Yuan Longping High-Tech Agriculture Co., Ltd. - Class A (a)	6	16
Yum China Holdings, Inc.	57	3,388
Yunda Holding Co., Ltd. - Class A	28	59
Yunnan Baiyao Group Co., Ltd. - Class A	9	158
Yunnan Energy New Material Co., Ltd. - Class A	10	165
Zai Lab (PTY) LTD - ADR (a)	10	1,353
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	268
Zhejiang Apeloa Kangyu Pharmaceutical Co., Ltd. - Class A	11	50
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	51	55
Zhejiang Chint Electrics Co.,Ltd - Class A	20	110
Zhejiang Dahua Technology Co., Ltd. - Class A	5	18
Zhejiang Dingli Machinery Co., Ltd. - Class A	1	12
Zhejiang Expressway Co. Ltd. - Class H	236	210
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	34	77
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	5	18
Zhejiang Huayou Cobalt Co., Ltd. - Class A	9	94
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd. - Class A	4	21
Zhejiang Juhua Co., Ltd. - Class A	56	79
Zhejiang Longsheng Group Co.,Ltd - Class A	36	80
Zhejiang NHU Company Ltd. - Class A	17	100
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	40	127
Zhejiang Semir Garment Co., Ltd. - Class A	13	20
Zhejiang Supor Co., Ltd. - Class A	5	56
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	31	118
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	8	68
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	43
Zhenro Properties Group Limited (e)	224	159
Zheshang Securities Co., Ltd. - Class A (a)	18	35
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	58	351
Zhonghang Helicopter Co., Ltd. - Class A	9	66
Zhongji Innolight Co., Ltd. - Class A	9	48
Zhongjin Gold Corporation Limited - Class A	68	86
Zhongtian Financial Group Company Limited - Class A (a)	39	18
Zhuzhou Crrc Times Electric Co., Ltd. - Class H (a)	69	259
Zijin Mining Group Co. Ltd. - Class H	830	1,034
Zijin Mining Group Co., Ltd. - Class A	118	176
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A	77	150
ZTE Corporation - Class A (c)	36	161
ZTE Corporation - Class H (b)	112	288
Zto Express Co., Ltd. - Class A - ADR (a)	59	1,714
		422,156
Taiwan 13.6%
Accton Technology Corporation	71	689
Acer Inc.	408	453
Advantech Co. Ltd.	57	706
Airtac International Group	18	621
ASE Technology Holding Co., Ltd.	475	1,804
Asia Cement Corp.	350	587
ASMedia Technology Inc.	4	212
Asustek Computer Inc.	98	1,284
AU Optronics Corp.	1,246	929
Catcher Technology Co. Ltd.	93	688
Cathay Financial Holding Co. Ltd.	1,135	1,911
Chailease Holding Company Limited	182	1,262
Chang Hwa Commercial Bank	655	403
Cheng Shin Rubber Industry Co. Ltd.	293	496
Chicony Electronics Co. Ltd.	71	253
China Development Financial Holding Corp.	1,860	686
China Life Insurance Company Limited	211	191
China Steel Corp.	1,707	1,552
Chinatrust Financial Holding Co. Ltd.	2,488	1,931
Chunghwa Telecom Co. Ltd.	543	2,122
Compal Electronics Inc.	673	631
Delta Electronics Inc.	277	2,812
E. Sun Financial Holding Co. Ltd.	1,669	1,528
Eclat Textile Co. Ltd.	26	440
Evergreen Marine Corp Taiwan Ltd.	386	620
Far Eastern New Century Corp.	392	416
Far EasTone Telecommunications Co. Ltd.	200	450
Feng Tay Enterprise Co. Ltd.	54	368
First Financial Holding Co. Ltd.	1,433	1,116
Formosa Chemicals & Fibre Corp.	519	1,597
Formosa Petrochemical Corp.	162	551
Formosa Plastics Corp.	530	1,879
Foxconn Technology Co. Ltd.	126	321
Fubon Financial Holding Co. Ltd.	932	1,862
Giant Manufacturing Co. Ltd.	43	522
GlobalWafers Co., Ltd.	32	848
Highwealth Construction Corp.	99	151
HIWIN Technologies Corp.	40	570
Hon Hai Precision Industry Co. Ltd.	1,770	7,726
Hotai Motor Co. Ltd.	43	889
Hua Nan Financial Holdings Co. Ltd.	1,214	794
Innolux Corporation (a)	1,137	849
Inventec Co. Ltd.	390	370
Largan Precision Co. Ltd.	14	1,585
Lite-On Technology Corp.	295	650
MediaTek Inc.	215	7,353
Mega Financial Holdings Co. Ltd.	1,541	1,725
Micro-Star International Co. Ltd.	95	583
Nan Ya P.C.B. Service Company	31	388
Nan Ya Plastics Corp.	721	2,020
Nanya Technology Corp.	187	608
Nien Made Enterprise Co., LTD.	21	294
Novatek Microelectronics Corp.	84	1,701
Oneness Biotech Co., Ltd. (a)	27	253
PEGATRON Corporation	269	701
Phison Electronics Corp.	19	327
Pou Chen Corp.	309	358
Powertech Technology Inc.	94	351

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
President Chain Store Corp.	77	735
Quanta Computer Inc.	432	1,490
Realtek Semiconductor Corp.	67	1,168
Ruentex Development Co. Ltd.	88	152
Shin Kong Financial Holding Co. Ltd.	1,769	569
SinoPac Financial Holdings Co. Ltd.	1,354	611
Synnex Technology International Corp.	166	317
Taishin Financial Holding Co. Ltd.	1,405	661
Taiwan Business Bank	906	317
Taiwan Cement Corp.	700	1,150
Taiwan Cooperative Bank, Ltd.	1,257	933
Taiwan High Speed Rail Corporation	306	338
Taiwan Mobile Co. Ltd.	247	850
Taiwan Semiconductor Manufacturing Co. Ltd.	3,499	72,854
The Shanghai Commercial & Savings Bank, Ltd.	501	737
Unimicron Technology Corp.	168	543
Uni-President Enterprises Corp.	691	1,769
United Microelectronics Corp.	1,651	2,947
Vanguard International Semiconductor Corp.	125	478
Walsin Technology Corp.	43	379
WIN Semiconductors Corp.	45	621
Winbond Electronics Corp.	478	499
Wistron Corp.	429	505
Wiwynn Corporation	13	387
WPG Holdings Limited	196	337
Yageo Corp.	53	1,025
Yuanta Financial Holding Co. Ltd.	1,399	1,107
Zhen Ding Technology Holding Limited (b)	82	347
		158,813
South Korea 12.4%
ALTEOGEN Inc. (a)	4	336
Amorepacific Corp.	4	256
Amorepacific Corporation	5	1,086
BGFretail Co., Ltd.	1	189
Celltrion Healthcare Co. Ltd. (a)	10	1,183
Celltrion Inc. (a)	14	3,943
Celltrion Pharm Inc. (a)	2	333
Cheil Worldwide Inc.	10	185
CJ CheilJedang Corp.	1	448
CJ Corp.	3	220
CJ Logistics Corp. (a)	1	235
CJ O Shopping Co. Ltd.	1	175
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3	75
Daum Communications Corp.	8	3,582
DB Insurance Co. Ltd.	7	310
Doosan Bobcat Inc. (a)	9	322
Doosan Heavy Industries & Construction Co., Ltd. (a)	27	313
Douzon Bizon Co. Ltd.	3	257
E-MART Inc.	3	386
Fila Korea Ltd.	6	233
GS Engineering & Construction Corp.	10	385
GS Holdings Corp.	7	242
GS Retail Co., Ltd.	5	166
Hana Financial Group Inc.	44	1,657
Hankook Tire & Technology Co,. Ltd.	10	431
Hanmi Science Co., Ltd.	1	237
Hanon Systems	23	366
Hanwha Chem Corp.	17	772
Hanwha Corp.	5	151
HLB Inc. (a)	13	457
Honam Petrochemical Corp.	3	682
Hotel Shilla Co. Ltd.	4	297
Hyundai Engineering & Construction Co. Ltd.	11	435
Hyundai Glovis Co., Ltd.	3	423
Hyundai Marine & Fire Insurance Co.,Ltd.	10	207
Hyundai Mobis	10	2,499
Hyundai Motor Co.	22	4,167
Hyundai Steel Co.	12	494
Industrial Bank of Korea	34	274
Kangwon Land Inc. (a)	15	335
KB Financial Group Inc.	56	2,780
Kia Motors Corp.	37	2,708
KMWinc. (a)	4	211
Korea Aerospace Industries, Ltd.	10	321
Korea Electric Power Corp.	38	772
Korea Gas Corp. (a)	1	43
Korea Investment Holdings Co. Ltd.	6	438
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	690
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	374
Korea Zinc Co. Ltd.	1	455
Korean Air Lines Co. Ltd. (a)	22	531
KT&G Corp.	16	1,173
Kumho Petro chemical Co. Ltd.	3	675
LG Chem Ltd.	7	4,706
LG Corp.	13	1,041
LG Display Co., Ltd. (a)	35	708
LG Electronics Inc.	15	1,983
LG Household & Health Care Ltd.	1	1,792
LG Innotek Co., Ltd.	2	412
LG Uplus Corp.	30	323
Lotte Corp.	5	152
Lotte Shopping Co., Ltd.	1	115
MERITZ Securities Co. Ltd.	35	144
Mirae Asset Daewoo Co. Ltd.	46	402
NAVER Corp.	18	5,881
NCSoft Corp.	2	1,829
Netmarble Corp.	3	388
Orion Incorporation	4	435
Ottogi Corp.	—	136
Pan Ocean Co., Ltd.	25	136
Pearl Abyss Corp. (a)	1	226
POSCO	10	2,970
Posco Chemical Co. Ltd.	4	548
S1 Corp.	2	111
Samsung Biologics Co., Ltd (a)	2	1,586
Samsung C&T Corporation	12	1,306
Samsung Card Co., Ltd.	4	125
Samsung Electro-Mechanics Co. Ltd.	8	1,320
Samsung Electronics Co. Ltd.	678	48,994
Samsung Engineering Co. Ltd. (a)	19	240
Samsung Fire & Marine Insurance Co. Ltd.	4	748
Samsung Heavy Industries Co. Ltd. (a)	61	418
Samsung Life Insurance Co., Ltd.	10	667
Samsung SDI Co. Ltd.	8	4,617
Samsung Sds Co., Ltd.	5	875
Samsung Securities Co. Ltd.	9	324
Seegene, Inc.	3	328
Shin Poong Pharmaceutical Co.,Ltd.	5	343
Shinhan Financial Group Co. Ltd.	62	2,049
Shinsegae Co. Ltd.	1	300
SK Biopharmaceuticals Co., Ltd. (a)	4	354
SK C&C Co., Ltd.	5	1,252
SK discovery CO., LTD.	1	239
SK Hynix Inc.	77	9,158
SK innovation Co., Ltd. (a)	8	1,524
SK Telecom Co. Ltd.	6	1,381
S-Oil Corp. (a)	7	480
Woongjin Coway Co., Ltd.	7	390
Woori Financial Group Inc.	74	660
Woori Investment & Securities Co. Ltd.	12	124
Yuhan Corp.	6	354
		144,509
India 9.5%
ACC Limited	10	264
Adani Green Energy Limited (a)	56	858
Adani Ports and Special Economic Zone Limited	73	703
Ambuja Cements Limited	112	477
Apollo Hospitals Enterprise Limited	13	510
Asian Paints Limited	55	1,919
Aurobindo Pharma Ltd.	42	506
Avenue Supermarts Limited (a)	22	857
Axis Bank Limited (a)	319	3,067
Bajaj Auto Limited	10	502
Bajaj Finance Limited	39	2,762
Bajaj Finserv Limited	5	668
Balkrishna Industries Ltd.	12	285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Bandhan Bank Limited (a)	93	434
Berger Paints India Limited	28	298
Bharat Forge Ltd	30	248
Bharat Petroleum Corporation Limited	84	498
Bharti Airtel Ltd.	349	2,483
Bharti Infratel Limited	94	318
Biocon Ltd. (a)	61	342
Britannia Industries Ltd	15	771
Cipla Limited	65	729
Coal India Ltd Govt Of India Undertaking	195	349
Colgate-Palmolive (India) Limited	17	374
Container Corporation	37	306
Dabur India Ltd.	68	507
Divi's Laboratories Ltd.	19	949
DLF Limited	102	403
Dr. Reddy's Laboratories Ltd.	16	997
Eicher Motors Limited (a)	21	734
GAIL India Ltd.	221	413
Godrej Consumer Products Limited (a)	60	603
Grasim Industries Ltd	43	850
Havells India Limited	33	479
HCL Technologies Ltd.	153	2,062
HDFC Life Insurance Company Limited (a)	113	1,082
HDFC Asset Management Company Limited	7	279
Hero Motocorp Ltd.	17	687
Hindalco Industries Limited	213	960
Hindustan Petroleum Corp. Ltd.	106	343
Hindustan Unilever Ltd.	117	3,916
Housing Development Finance Corp.	242	8,321
ICICI Bank Limited (a)	732	5,854
ICICI Lombard General Insurance Company Limited	31	614
ICICI Prudential Life Insurance Company Limited	54	331
Indian Oil Corporation Limited	277	350
Indraprastha Gas Limited	48	342
Info Edge (India) Limited	10	577
Infosys Ltd.	483	9,060
Interglobe Aviation Limited (a)	11	254
Ipca Laboratories Ltd.	9	248
ITC Limited	416	1,248
JSW Steel Limited	127	818
Jubilant Foodworks Limited	11	427
Kotak Mahindra Bank Ltd. (a)	80	1,920
Larsen & Toubro Infotech Limited	8	431
Larsen and Toubro Limited	97	1,888
Lupin Ltd.	34	476
Mahindra & Mahindra Ltd.	112	1,230
Marico Limited	66	373
Maruti Suzuki India Ltd.	20	1,861
Motherson Sumi Systems Ltd.	160	445
MRF Limited	—	304
Muthoot Finance Limited	17	281
Nestle India Ltd.	5	1,150
NTPC Limited	633	928
Oil & Natural Gas Corp. Ltd.	388	546
Page Industries Limited	1	329
Petronet LNG Limited	106	327
PI Industries Limited	12	364
Pidilite Industries Limited	24	588
Piramal Enterprises Limited	15	358
Power Grid Corporation of India Limited	316	934
Rec Limited	107	193
Reliance Industries Ltd.	405	11,163
SBI Life Insurance Company Limited (a)	55	669
Sesa Sterlite Ltd.	257	810
Shree Cement Ltd.	2	679
Shriram Transport Finance Company Limited	27	527
Siemens Limited	8	203
State Bank of India (a)	259	1,300
Sun Pharmaceutical Industries Ltd.	113	931
Tata Consultancy Services Limited	134	5,857
Tata Consumer Products Limited	84	739
Tata Motors Limited (a)	233	972
Tata Steel Ltd.	94	1,049
Tech Mahindra Limited	91	1,239
Titan Industries Ltd.	51	1,101
Torrent Pharmaceuticals Ltd	8	274
Trent Limited	26	270
UltraTech Cement Limited	17	1,528
United Spirits Limited (a)	35	265
UPL Limited	74	654
Wipro Ltd.	172	976
Yes Bank Limited (a)	1,399	300
Zee Entertainment Enterprises Ltd.	125	349
		111,017
South Africa 3.7%
Absa Group Ltd (a)	101	860
African Rainbow Minerals Ltd.	15	275
Anglo American Platinum Ltd.	8	1,143
AngloGold Ashanti Ltd.	58	1,265
Aspen Pharmacare Holdings (a)	54	526
Bid Corporation (a)	49	953
Bidvest Group Ltd.	37	425
Capitec Bank Holdings Ltd. (a)	10	929
Clicks Group Ltd.	37	610
Discover Ltd. (a) (b)	59	527
Exxaro Resources Ltd.	34	399
FirstRand Ltd. (b)	668	2,332
Gold Fields Limited	124	1,169
Growthpoint Properties Ltd	552	494
Harmony Gold Mining Co. Ltd. (a)	84	361
Impala Platinum Holdings Limited	114	2,122
Kumba Iron Ore Ltd	8	349
Mr Price Group	33	439
MTN Group Ltd. (a)	238	1,404
Multichoice Group (b)	62	539
Naspers Ltd. - Class N	62	14,903
Nedbank Group Ltd. (a)	51	487
Northam Platinum (a)	51	886
Old Mutual Public Limited Company	644	551
Rand Merchant Investment Holdings Limited	89	185
Remgro Ltd.	70	491
Sanlam Ltd	240	971
Sasol Ltd. (a)	84	1,216
Shoprite Holdings Ltd.	76	804
Sibanye Stillwater (b)	401	1,769
Standard Bank Group Limited	180	1,531
The Spar Group	29	368
Tiger Brands Limited	21	301
Vodacom Group Limited	99	848
Woolworths Holdings Limited (a)	147	493
		42,925
Brazil 3.3%
American Beverage Co Ambev	689	1,876
Atacadao S/A (a)	69	283
B2W - Companhia Global Do Varejo. (a)	32	347
B3 S.A. - Brasil, Bolsa, Balcao (a)	290	2,814
Banco Bradesco S.A. (a)	199	831
Banco BTG Pactual S.A. (a)	34	592
Banco do Brasil SA (a)	127	691
Banco Inter S.A. (a)	14	397
Banco Santander (Brasil) S.A. (a)	53	371
BB Seguridade Participacoes S/A	99	426
BRF SA (a)	83	370
CCR S.A.	192	440
Centrais Eletricas Brasileiras SA (a)	45	275
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	54	395
Companhia Siderurgica Nacional	93	621
Cosan S.A.	37	598
CPFL Energia S/A	32	176
Energisa S/A	22	174
ENGIE Brasil Energia S.A. (a)	27	205
Equinor ASA	111	488
Hapvida Participacoes E Investimentos Ltda	160	423
Hypera S.A. (a)	53	305
JBS S/A	160	854
Klabin S.A. (a)	106	520
Localiza Rent A Car S/A (a)	85	904

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Lojas Renner S/A. (a)	114	864
Magazine Luiza S.A.	415	1,481
Natura & Co Holding SA (a)	124	1,062
Notre Dame Intermedica Participacoes S.A.	72	1,065
Petrobras Distribuidora S/A.	107	418
Petroleo Brasileiro SA (a)	519	2,210
Raia Drogasil S.A. (a)	151	676
Rumo SA (a)	177	634
Sul America S.A. (a)	49	299
Suzano S.A. (a)	105	1,289
Telefonica Brasil S.A. (a)	64	507
TIM Participações S.A. (a)	116	261
TOTVS S.A.	67	344
Ultrapar Participacoes S.A.	99	375
Vale S.A. (a)	527	9,128
Via Varejo S/A (a)	174	373
WEG SA (a)	123	1,638
		38,000
Russian Federation 2.9%
Bank VTB (Public Joint Stock Company)	449,895	254
Gazprom, Pao	1,684	5,088
Joint Stock Company "Alrosa" (Public Stock Society)	346	484
Mail.ru Group Limited - GDR (a) (e)	14	335
Mobile Telesystems PJSC - ADR	63	526
Polymetal International PLC	36	714
Public Joint Stock Company "Severstal"	29	601
Public Joint Stock Society "Fosagro" - GDR (e)	19	339
Public Joint Stock Society "Inter RAO UES"	4,398	299
Public Joint Stock Society "Magnit" - GDR (e)	50	750
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	213	490
Public Joint Stock Society "Novatek" - GDR (e)	13	2,514
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	199	635
Public Joint Stock Society "Polyus"	5	872
Public Joint Stock Society "Surgutneftegaz"	911	415
Public Joint Stock Society "Tatneft"	201	1,592
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	9	2,900
Public Joint Stock Society Oil Company "Lukoil"	59	4,745
Public Joint Stock Society Oil Company "Rosneft"	167	1,264
Sberbank of Russia	1,541	5,907
X5 Retail Group N.V. - GDR (e)	17	553
Yandex N.V. - Class A (a)	42	2,744
		34,021
Saudi Arabia 2.7%
Abdullah Al-Othaim Markets Company	6	204
Advanced Petrochemical Company	15	286
Al Rajhi Banking and Investment Corporation	176	4,628
Alinma Bank	149	734
Almarai Company	35	485
Arab National Bank	93	521
Bank AlBilad	45	419
Bank Aljazira	50	208
Banque Saudi Fransi	78	692
BUPA Arabia for Cooperative Insurance Company	9	288
Dar AL-Arkan Real Estate Development Company (a)	55	136
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	8	251
Etihad Etisalat Company	60	472
Jarir Marketing Company	9	416
KeyBank National Association	210	2,983
Mobile Telecommunications Company Saudi Arabia (a)	67	267
National Industrialization Company (a)	31	127
Rabigh Refining and Petrochemical Company (a)	17	79
Riyad Bank	188	1,124
Samba Financial Group	143	1,474
Santana Mining Inc. (a)	62	941
Saudi Airlines Catering Co.	7	134
Saudi Arabian Fertilizer Company	32	836
Saudi Arabian Oil Company	309	2,961
Saudi Basic Industries Corporation	130	4,084
Saudi British Bank	121	848
Saudi Cement Company	8	148
Saudi Electricity Company	117	735
Saudi Industrial Investment Group	27	234
Saudi International Petrochemical Company	46	272
Saudi Kayan Petrochemical Company (a)	100	424
Saudi Telecom Company	86	2,915
Savola Group	37	385
The Company For Cooperative Insurance (a)	8	161
The Economic City Emaar (a)	36	103
Yanbu National Petrochemical Company	37	683
		31,658
Thailand 1.8%
Advanced Info Service PLC. - NVDR	165	918
Airports of Thailand PCL - NVDR	603	1,335
Asset World Corp Public Company Limited - NVDR (a)	989	162
B.Grimm Power Public Company Limited - NVDR (b)	118	174
Bangkok Bank PCL - NVDR	73	296
Bangkok Bank PCL	8	32
Bangkok Commercial Asset Management Public Company Limited - NVDR	235	164
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,346	933
Bangkok Expressway and Metro Public Company Limited - NVDR (b)	1,226	344
Berli Jucker PCL - NVDR (b)	127	160
BTS Group Holdings Public Company Limited	23	7
BTS Group Holdings Public Company Limited - NVDR (b)	1,140	353
Bumrungrad Hospital Public Company Limited - NVDR	64	281
Bumrungrad Hospital Public Company Limited	8	36
Central Pattana Public Company Limited - NVDR	297	558
Central Retail Corporation Limited - NVDR	273	327
Charoen Pokphand Foods PCL - NVDR	485	459
Charoen Pokphand Foods Public Company Limited	56	53
CP ALL Public Company Limited - NVDR	849	1,887
Delta Electronics Thailand PCL - NVDR	43	403
Electricity Generating PCL - NVDR	30	181
Energy Absolute Public Company Limited - NVDR (b)	238	477
Global Power Synergy Public Company Limited - NVDR	116	288
Gulf Energy Development Public Company Limited	8	8
Gulf Energy Development Public Company Limited - NVDR	371	400
Home Product Center PCL - NVDR	753	359
Home Product Center PCL	27	13
Indorama Ventures Public Company Limited - NVDR	231	331
Intouch Holdings Public Company Limited - NVDR	293	546
Kasikornbank PCL	134	627
Kasikornbank PCL - NVDR	128	597
Krung Thai Bank PCL - NVDR	555	218
Krungthai Card Public Company Limited - NVDR (b)	117	297
Land and Houses Public Company Limited - NVDR	977	269
Minor International Public Company Limited - NVDR (a)	411	430
Muangthai Leasing Public Company Limited - NVDR	96	218
Muangthai Leasing Public Company Limited	29	65
Osotspa Public Company Limited - NVDR	111	126
PTT Exploration And Production Public Company Limited - NVDR	212	776
PTT Global Chemical Public Company Limited - NVDR	347	699
PTT PCL - NVDR	1,600	2,105
RATCH Group Public Company Limited - NVDR	136	224
Siam Cement PCL - NVDR	109	1,394
Siam Commercial Bank PCL - NVDR	123	442
Sri Trang Gloves (Thailand) Public Company Limited - NVDR	105	138
Srisawad Corporation Public Company Limited - NVDR	116	318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Thai Oil Public Company Limited - NVDR	134	262
Thai Union Frozen Products PCL - NVDR	405	192
Total Access Communication Public Company Limited - NVDR (b)	133	140
True Corp. PCL - NVDR (b)	2,133	233
		21,255
Mexico 1.8%
America Movil SAB de CV	4,904	3,350
Arca Continental S.A.B. de C.V.	60	297
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a)	492	575
Becle, S.A. de C.V.	83	190
Cemex SAB de CV (a)	2,131	1,503
Coca-Cola FEMSA, S.A.B. de C.V.	75	345
Fomento Economico Mexicano SAB de CV	272	2,053
Gruma SAB de CV - Class B	30	360
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (b)	52	544
Grupo Aeroportuario del Sureste SAB de CV - Class B	29	518
Grupo Bimbo SAB de CV - Class A	243	510
Grupo Carso SAB de CV	73	200
Grupo Financiero Banorte SAB de CV (a)	361	2,032
Grupo Financiero Inbursa, S.A.B. de C.V.	339	308
Grupo Mexico SAB de CV - Class B (a)	442	2,326
Grupo Televisa S.A.B.	348	620
Industrias Penoles SAB de CV (a) (b)	18	226
Infraestructura Energetica Nova, S.A.B. de C.V.	81	315
Kimberly-Clark de Mexico SAB de CV - Class A	233	398
Megacable Holdings, SAB de CV (b)	46	163
Orbia Advance Corporation, S.A.B. de C.V.	136	363
Promotora y Operadora de Infraestructura SAB de CV	30	228
Southern Copper Corporation	13	857
Telesites, S.A.B. de C.V. (a) (b)	200	208
Wal - Mart de Mexico, S.A.B. de C.V.	741	2,337
		20,826
Malaysia 1.4%
AMMB Holdings Bhd	171	121
Axiata Group Berhad	413	364
CIMB Group Holdings Bhd	908	953
Dialog Group Berhad	588	441
DiGi.Com Bhd	420	369
Fraser & Neave Holdings Bhd	20	145
Gamuda Bhd (a)	292	253
Genting Berhad	318	387
Genting Malaysia Berhad	345	256
Genting Plantations Bhd	46	102
HAP Seng Consolidated Bhd	63	127
Hartalega Holdings Berhad	249	536
Hong Leong Bank Bhd	98	444
Hong Leong Financial Group Bhd	28	119
IHH Healthcare Berhad	264	339
IOI Corporation Berhad	374	378
Kossan Rubber Industries Bhd (a)	191	150
Kuala Lumpur Kepong Bhd	65	361
Kumpulan Sime Darby Berhad	316	183
Malayan Banking Berhad	578	1,151
Malaysia Airports Holdings Bhd (a)	109	165
Maxis Communications Berhad	309	337
MISC Bhd	197	325
Nestle Bhd	9	280
Petronas Chemicals Group Berhad	364	703
Petronas Dagangan Bhd	48	233
Petronas Gas Bhd	123	477
PPB Group Bhd	98	437
Press Metal Aluminium (Australia) Pty Ltd	187	447
Public Bank Berhad	2,040	2,071
QL Resources Berhad	180	264
RHB Bank Bhd	240	311
Sime Darby Plantation Berhad	235	263
Supermax Corporation Berhad (a)	236	217
Telekom Malaysia Bhd	176	261
Tenaga Nasional Bhd	308	753
Top Glove Corporation Bhd	691	753
Westports Holdings Berhad	128	130
		15,606
Hong Kong 1.3%
Agile Group Holdings Limited	156	257
Bosideng International Holdings Limited	344	156
China Education Group Holdings Limited (b) (e)	92	165
China Everbright International Ltd.	566	385
China Gas Holdings Ltd.	362	1,487
China Mengniu Dairy Company Limited	403	2,324
China Molybdenum Co.,Ltd - Class H	431	264
China Overseas Holdings Limited	195	183
China Resources Cement Holdings Limited	320	361
China Youzan Limited (a)	1,928	635
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	452
Dali Foods Group Company Limited	204	116
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited	182	877
Hopson Development Holdings Limited	96	347
Hua Hong Semiconductor Limited (a)	65	359
Hutchison China Meditech (Hk) Limited - ADR (a)	11	316
Kingboard Chemical Holdings Ltd.	106	574
Kingboard Laminates Holdings Limited	159	347
Lee & Man Paper Manufacturing Ltd.	203	187
Nine Dragons Paper (Holdings) Limited	215	317
Shenzhen Investment Ltd.	484	169
Shimao Property Holdings Limited	168	532
Sino Biopharmaceutical Limted	1,501	1,518
Sinotruk (Hong Kong) Limited	92	278
SSY Group Limited (b)	238	139
Sun Art Retail Group Limited	272	224
Vinda International Holdings Limited (b)	53	179
Wharf Holdings Ltd.	201	533
Yuexiu Property Co. Ltd.	1,252	284
Zhaojin Mining Industry Co., Ltd. - Class H	180	166
Zhongsheng Group Holdings Limited	81	574
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H	175	252
		14,957
Indonesia 1.2%
Aneka Tambang (Persero), PT TBK	1,212	189
Bank Mandiri Persero Tbk PT	2,770	1,178
Bank Negara Indonesia Persero Tbk PT	1,056	418
Bank Rakyat Indonesia Persero Tbk PT	8,006	2,438
Charoen Pokphand Indonesia Tbk PT	1,122	543
Gudang Garam Tbk PT (a)	67	168
Indofood Sukses Makmur Tbk	607	277
PT Adaro Energy Tbk	1,510	123
PT Astra International Tbk	2,817	1,028
PT Barito Pacific Tbk (a)	4,770	316
PT Indah Kiat Pulp & Paper Tbk	344	249
PT Indocement Tunggal Prakarsa Tbk	234	198
PT Indofood Sukses Makmur Tbk	406	258
PT Kalbe Farma Tbk	2,908	317
PT Merdeka Copper Gold, Tbk. (a)	1,287	191
PT Perusahaan Gas Negara TBK	1,106	101
PT Sarana Menara Nusantara Tbk	3,350	254
PT. Bank Central Asia Tbk	1,409	3,028
Semen Gresik Persero Tbk PT	408	294
Telekomunikasi Indonesia (Persero), PT TBK	7,043	1,662
Unilever Indonesia Tbk PT	1,005	457
United Tractors Tbk PT	228	349
		14,036
Qatar 0.7%
Barwa Real Estate Company Q.P.S.C	288	253
Commercial Bank of Qatar QSC	317	416
Industries Qatar QSC	271	876
Masraf Al Rayan (Q.P.S.C.)	536	621
Mesaieed Petrochemical Holding Company Q.S.C.	647	325
Ooredoo QSC	122	234
Qatar Electricity & Water Co.	85	390
Qatar Fuel Company Q.P.S.C. (WOQOD)	68	316
Qatar Gas Transport Company Ltd.	360	307
Qatar International Islamic Bank	82	193
Qatar Islamic Bank SAQ	152	676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Qatar National Bank	634	3,085
		7,692
Philippines 0.6%
Aboitiz Equity Ventures Inc.	293	208
Aboitiz Power Corporation	233	113
Ayala Corporation	43	652
Ayala Land Inc.	1,100	777
Bank of the Philippine Islands	258	433
BDO Unibank, Inc.	299	630
Globe Telecom Inc.	5	195
GT Capital Holdings, Inc.	10	110
International Container Terminal Services Inc.	131	327
JG Summit Holdings Inc.	403	495
Jollibee Foods Corp.	46	167
Manila Electric Company	31	175
Megaworld Corp.	1,847	136
Metro Pacific Investments Corporation	2,401	185
Metropolitan Bank & Trust Co.	300	275
PLDT Inc.	12	299
Puregold Price Club, Inc.	147	120
SM Investments Corp	33	645
SM Prime Holdings Inc.	1,410	1,016
Universal Robina Corp.	129	353
		7,311
Poland 0.6%
"Dino Polska" Spolka Akcyjna (a)	7	451
Allegro.eu SA (a)	51	718
Bank Pekao SA (a)	28	508
CD Projekt SA (a)	10	460
Cyfrowy Polsat S.A.	48	356
KGHM Polska Miedz SA (a)	21	1,033
LPP SA (a)	—	397
PGE Polska Grupa Energetyczna S.A. (a)	98	169
Polski Koncern Naftowy Orlen S.A.	38	619
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	230	350
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	129	1,071
Powszechny Zaklad Ubezpieczen Spolka Akcyjna (a)	87	748
Santander Bank Polska SA (a)	5	256
Telekomunikacja Polska SA (a)	99	166
		7,302
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	369	622
ABU DHABI ISLAMIC BANK	253	336
ALDAR Properties PJSC	584	599
Dubai Islamic Bank PJSC	237	294
Emaar Malls PJSC (a)	434	200
Emaar Properties PJSC	502	485
Emirates NBD Bank PJSC	352	1,104
Emirates Telecommunications Group Co. PJSC	240	1,415
First Abu Dhabi Bank PJSC	403	1,601
		6,656
Kuwait 0.5%
Agility Public Warehousing Company KSCP	156	375
Boubyan Bank K.S.C.P	156	312
Gulf Bank K.S.C.P.	156	114
Kuwait Finance House K.S.C.	611	1,554
Mabanee Company (K.P.S.C)	76	182
Mobile Telecommunications Company K.S.C. P	313	626
National Bank of Kuwait S.A.K.P.	983	2,625
		5,788
Chile 0.5%
Banco de Chile	6,185	729
Banco de Credito e Inversiones	8	413
Banco Santander-Chile	8,117	507
Cencosud S.A.	204	436
Cencosud Shopping S.A.	90	188
Cia Cervecerias Unidas SA	12	104
Colbun SA	1,234	240
Empresas CMPC SA	137	440
Empresas COPEC SA	60	735
Enel Americas SA	5,065	844
Enel Chile S.A.	3,567	278
S.A.C.I. Falabella	112	511
		5,425
Turkey 0.3%
Akbank Turk Anonim Sirketi - Class A	439	250
Aselsan Inc. - Class A	69	124
BIM Birlesik Magazalar A.S. - Class A	67	570
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	177	328
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	211
Haci Omer Sabanci Holding A.S. - Class A	124	130
Koc Holding A.S. - Class A	106	250
Turk Hava Yollari A.O. - Class A (a)	105	163
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	196	357
Turkiye Garanti Bankasi A.S. - Class A	376	305
Turkiye Is Bankasi Anonim Sirketi - Class C	257	151
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	163
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	211	187
Yapi ve Kredi Bankasi A.S. - Class A	430	115
		3,304
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	22	646
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag (a)	62	452
OTP Bank Plc (a)	31	1,333
		2,431
Luxembourg 0.1%
Globant S.A. (a)	5	1,051
Reinet Investments S.C.A.	20	401
		1,452
Colombia 0.1%
Bancolombia SA	39	307
Ecopetrol S.A.	764	489
Grupo de Inversiones Suramericana S.A.	25	148
Interconexion Electrica SA	60	385
		1,329
Bermuda 0.1%
Credicorp Ltd.	10	1,303
Greece 0.1%
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization SA - Class R	28	456
Jumbo S.A. - Class R	14	257
OPAP SA - Class R	32	439
		1,152
Czech Republic 0.1%
CEZ A/S	23	569
Komercni Banka A/S (a)	10	295
MONETA Money Bank, a.s.	76	284
		1,148
Cyprus 0.1%
TCS Group Holding PLC - GDR (e)	17	996
Egypt 0.1%
Commercial International Bank Egypt SAE	198	728
Eastern Tobacco Co.	68	49
El Sewedy Electric Company	191	110
		887
Romania 0.0%
New Europe Property Investments PLC	52	327
Singapore 0.0%
BOC Aviation Limited	33	323
Peru 0.0%
Cia de Minas Buenaventura SA - ADR	28	283
Pakistan 0.0%
Habib Bank Limited	120	92
MCB Bank Ltd. - Class B	66	74
Oil & Gas Development Co. Ltd.	115	77
		243

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Argentina 0.0%
Telecom Argentina SA - Class B - ADR	10	57
YPF Sociedad Anonima - Class D - ADR (a)	32	129
		186
Total Common Stocks (cost $811,899)		1,125,317
PREFERRED STOCKS 2.1%
Brazil 1.1%
Alpargatas S.A. (a)	26	167
Banco Bradesco S.A. (a) (f)	626	2,964
Bradespar SA	30	363
Centrais Eletricas Brasileiras SA (a)	32	196
Companhia Energetica de Minas Gerais Cemig (a)	151	349
Companhia Paranaense de Energia Copel - Class B	143	181
Gerdau SA	148	794
Itau Unibanco Holding S.A. (f)	688	3,416
Itausa - Investimentos Itau SA (a)	656	1,197
Lojas Americanas SA (a) (f)	121	480
Petroleo Brasileiro S/A Petrobras. (a) (f)	699	3,003
		13,110
South Korea 0.8%
Hyundai Motor Co.	4	310
Hyundai Motor Co.	5	391
LG Chem Ltd.	1	375
LG Household & Health Care Ltd.	—	211
Samsung Electronics Co. Ltd.	117	7,548
		8,835
Chile 0.1%
Embotelladora Andina SA - Preferred Class B	61	161
Sociedad Quimica y Minera de Chile SA - Preferred Class B	17	917
		1,078
Russian Federation 0.1%
Public Joint Stock Society "Surgutneftegaz"	1,117	620
Colombia 0.0%
Bancolombia SA	69	552
Total Preferred Stocks (cost $23,913)		24,195
RIGHTS 0.0%
Thailand 0.0%
PTT Oil And Retail Business Public Company Limited (a)	420	435
Chile 0.0%
Sociedad Quimica Y Minera De Chile S.A. (a)	3	13
China 0.0%
Legend Holdings Corporation (a) (d)	7	—
Total Rights (cost $411)		448
WARRANTS 0.0%
Thailand 0.0%
Srisawad Corporation Public Company Limited (a) (b)	5	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.00% (g) (h)	12,704	12,704
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.00% (g) (h)	11,025	11,025
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (i) (j)	176	176
0.03%, 09/09/21 (i) (j)	1,069	1,069
		1,245
Total Short Term Investments (cost $24,974)		24,974
Total Investments 100.9% (cost $861,197)		1,174,937
Other Derivative Instruments 0.0%		119
Other Assets and Liabilities, Net (0.9)%		(10,354)
Total Net Assets 100.0%		1,164,702

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	165	—
Ever Sunshine Lifestyle Services Group Limited	02/26/21	217	223	—
Greentown Services Group Co Ltd	08/31/18	147	283	—
Mail.ru Group Limited	11/30/20	420	335	—
Poly Property Services Co., Ltd. - Class H	05/29/20	197	122	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	833	1,033	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	339	—
Public Joint Stock Society "Magnit"	11/11/16	1,621	750	0.1
Public Joint Stock Society "Novatek"	10/31/16	1,590	2,514	0.2
TCS Group Holding PLC	02/26/21	877	996	0.1
X5 Retail Group N.V.	05/31/18	495	553	0.1
Zhenro Properties Group Limited	11/13/19	144	159	—
		6,967	7,472	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	280	June 2021	18,688	119	(173)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.7%
Energy 99.7%
Alto Ingredients, Inc. (a) (b)	71	383
Antero Midstream Corporation	330	2,982
Antero Resources Corporation (a)	253	2,577
Apa Corp.	424	7,588
Arch Resources, Inc. - Class A (a)	16	667
Archrock, Inc.	151	1,431
Baker Hughes, a GE Company, LLC - Class A	777	16,784
Bonanza Creek Energy, Inc. (a)	19	686
Brigham Minerals, Inc. - Class A	48	704
Bristow Group Inc. (a)	7	189
Cabot Oil & Gas Corp.	448	8,410
Cactus Inc. - Class A	58	1,780
ChampionX Corporation (a)	214	4,646
Cheniere Energy, Inc. (a)	256	18,396
Chevron Corporation	2,171	227,524
Cimarex Energy Co.	115	6,836
Clean Energy Fuels Corp. (a)	167	2,287
CNX Resources Corporation (a)	257	3,774
ConocoPhillips	1,528	80,931
Continental Resources Inc. (a) (b)	101	2,616
Core Laboratories N.V.	49	1,422
CVR Energy, Inc. (a)	34	647
Delek US Holdings, Inc. (a)	82	1,787
Devon Energy Corporation	685	14,968
Diamondback Energy, Inc.	195	14,291
DMC Global Inc. (a)	16	890
Dorian LPG Ltd. (a)	32	419
Dril-Quip Inc. (a)	40	1,343
Enlink Midstream, LLC (a)	298	1,277
EOG Resources, Inc.	659	47,794
EQT Corporation (a)	311	5,775
Equitrans Midstream Corp.	470	3,833
Exxon Mobil Corporation	4,769	266,260
Frank's International N.V. (a) (b)	127	451
Green Plains Renewable Energy Inc. (a)	48	1,307
Halliburton Company	995	21,352
Helix Energy Solutions Group, Inc. (a)	157	791
Helmerich & Payne Inc.	123	3,313
Hess Corporation	311	22,013
HollyFrontier Corp.	172	6,164
International Seaways, Inc.	25	492
Kinder Morgan, Inc.	2,301	38,306
Kosmos Energy Ltd. (a)	467	1,434
Liberty Oilfield Services Inc. - Class A (a)	100	1,133
Magnolia Oil & Gas Corp. - Class A (a)	162	1,865
Marathon Oil Corporation	894	9,546
Marathon Petroleum Corporation	735	39,303
Matador Resources Co.	123	2,888
Murphy Oil Corporation	162	2,654
NexTier Oilfield Solutions Inc. (a)	183	682
Nov Inc. (a)	438	6,011
Occidental Petroleum Corporation	1,049	27,916
Oceaneering International, Inc. (a)	108	1,230
ONEOK, Inc.	500	25,349
Ovintiv Canada ULC	293	6,990
Par Pacific Holdings, Inc. (a)	44	627
Patterson-UTI Energy Inc.	219	1,562
PBF Energy Inc. - Class A (a)	115	1,624
PDC Energy, Inc. (a)	111	3,818
Phillips 66	493	40,223
Pioneer Natural Resources Co.	232	36,819
Plains GP Holdings, L.P. - Class A (a)	207	1,946
Propetro Holding Corp. (a)	97	1,028
Range Resources Corporation (a)	256	2,640
Reg Biofuels, LLC (a)	51	3,378
REX Stores Corp. (a)	6	501
RPC Inc. (a)	64	345
Schlumberger Ltd.	1,572	42,747
Select Energy Services, Inc. - Class A (a)	69	344
Southwestern Energy Co. (a)	772	3,591
Talos Energy Inc. (a)	33	397
Targa Resources Corp.	257	8,168
TechnipFMC PLC	486	3,752
Texas Pacific Land Corporation (b)	7	11,156
The Williams Companies, Inc.	1,367	32,385
Transocean Ltd. (a) (b)	679	2,411
Valero Energy Corporation	460	32,964
Viper Energy Partners LP	69	1,006
World Fuel Services Corp.	73	2,568
Total Common Stocks (cost $1,355,739)		1,209,087
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	6,271	6,271
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.03%, 09/09/21 (e) (f)	506	506
Total Short Term Investments (cost $6,777)		6,777
Total Investments 100.3% (cost $1,362,516)		1,215,864
Other Derivative Instruments (0.0)%		(32)
Other Assets and Liabilities, Net (0.3)%		(3,288)
Total Net Assets 100.0%		1,212,544

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	74	June 2021	3,805	(32)	(40)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 93.3%
Financials 29.0%
Ally Financial Inc.	96	4,328
Ameriprise Financial, Inc.	26	6,118
Assurant, Inc.	48	6,780
Bank of America Corporation	257	9,945
Berkshire Hathaway Inc. - Class B (a)	32	8,234
Capital One Financial Corporation	53	6,746
Chubb Limited	44	6,950
Essent Group Ltd.	31	1,494
JPMorgan Chase & Co.	80	12,235
Morgan Stanley	91	7,031
The Charles Schwab Corporation	63	4,103
The Goldman Sachs Group, Inc.	14	4,553
Truist Financial Corporation	40	2,313
U.S. Bancorp	76	4,184
Voya Financial, Inc.	96	6,117
		91,131
Health Care 14.2%
Abbott Laboratories	17	2,050
AbbVie Inc.	72	7,752
Anthem, Inc.	7	2,447
Becton, Dickinson and Company	16	3,842
CVS Health Corporation	46	3,434
Danaher Corporation	13	2,937
Eli Lilly & Co.	29	5,428
HCA Healthcare, Inc.	13	2,374
McKesson Corporation	15	2,996
Medtronic Public Limited Company	73	8,571
Zimmer Biomet Holdings, Inc.	17	2,720
		44,551
Industrials 10.2%
Carrier Global Corporation	77	3,266
Eaton Corporation Public Limited Company	52	7,184
FedEx Corporation	5	1,492
Hubbell Inc.	15	2,797
L3Harris Technologies, Inc.	32	6,497
Northrop Grumman Systems Corp.	4	1,402
Quanta Services, Inc.	40	3,528
Union Pacific Corporation	27	5,930
		32,096
Information Technology 7.6%
Applied Materials, Inc.	49	6,568
Cisco Systems, Inc.	101	5,216
Corning Incorporated	101	4,394
Dolby Laboratories, Inc. - Class A	20	2,000
NXP Semiconductors N.V.	9	1,767
Qualcomm Incorporated	29	3,841
		23,786
Energy 7.1%
ConocoPhillips	57	3,022
Devon Energy Corporation	35	757
Exxon Mobil Corporation	105	5,867
Hess Corporation	53	3,765
Marathon Petroleum Corporation	133	7,104
Valero Energy Corporation	24	1,742
		22,257
Utilities 6.3%
Clearway Energy, Inc. - Class C	79	2,215
Exelon Corporation	149	6,531
Nextera Energy Partners, LP	46	3,353
PPL Corporation	168	4,850
The AES Corporation	105	2,810
		19,759
Communication Services 5.8%
Alphabet Inc. - Class A (a)	5	9,838
Comcast Corporation - Class A	85	4,599
Vodafone Group Public Limited Company - ADR	214	3,953
		18,390
Materials 5.6%
CF Industries Holdings Inc.	97	4,411
Freeport-McMoRan Inc. (a)	124	4,094
MOS Holdings Inc.	55	1,755
Newmont Corporation	59	3,573
Vulcan Materials Co.	22	3,768
		17,601
Consumer Discretionary 3.5%
General Motors Company (a)	67	3,865
Las Vegas Sands Corp. (a)	62	3,783
Lennar Corporation - Class A	16	1,586
VF Corp.	24	1,896
		11,130
Consumer Staples 3.1%
Mondelez International, Inc. - Class A	48	2,815
PepsiCo, Inc.	21	2,930
Philip Morris International Inc.	45	3,981
		9,726
Real Estate 0.9%
Weyerhaeuser Company	84	2,980
Total Common Stocks (cost $247,724)		293,407
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund, 0.00% (b) (c)	10,742	10,742
Total Short Term Investments (cost $10,742)		10,742
Total Investments 96.7% (cost $258,466)		304,149
Other Assets and Liabilities, Net 3.3%		10,483
Total Net Assets 100.0%		314,632

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 98.9%
Financials 98.0%
1st Source Corporation	5	247
Affiliated Managers Group, Inc.	14	2,049
AFLAC Incorporated	201	10,296
Alleghany Corporation (a)	4	2,672
Allegiance Bancshares, Inc.	6	231
Ally Financial Inc.	113	5,106
Altabancorp	5	191
Amalgamated Financial Corp.	3	54
Ambac Financial Group, Inc. (a)	13	224
Amerant Bancorp Inc. - Class A (a)	6	117
American Equity Investment Life Holding Company	28	878
American Express Company (a)	206	29,145
American Financial Group, Inc.	22	2,545
American International Group, Inc.	260	11,998
American National Group, Inc.	2	241
Ameriprise Financial, Inc.	36	8,272
Ameris Bancorp	20	1,061
Amerisafe, Inc.	6	396
Annaly Capital Management, Inc.	419	3,606
AON Public Limited Company - Class A	69	15,849
Apollo Global Management, Inc. - Class A	52	2,423
Arch Capital Group Ltd. (a)	122	4,688
Ares Management Corporation - Class A	32	1,792
Argo Group International Holdings, Ltd.	10	492
Arrow Financial Corporation	5	157
Arthur J Gallagher & Co.	58	7,241
Artisan Partners Asset Management Inc. - Class A	18	921
Assetmark Financial Holdings, Inc. (a)	6	141
Associated Banc-Corp	46	980
Associated Capital Group Inc. - Class A	1	19
Assurant, Inc.	18	2,483
Assured Guaranty Ltd.	24	1,029
Athene Holding Ltd - Class A (a)	38	1,902
Atlantic Union Bank	23	895
AXIS Capital Holdings Limited	25	1,255
Axos Financial, Inc. (a)	16	733
B. Riley & Co., LLC	4	253
Banc of California, Inc.	14	257
BancFirst Corporation	5	381
BancorpSouth Bank	32	1,037
Bank First National (b)	2	139
Bank of America Corporation	2,343	90,648
Bank of Hawaii Corporation	12	1,059
Bank of Marin Bancorp	3	122
Bank OZK	36	1,481
BankUnited, Inc.	27	1,197
Banner Corporation	10	553
Bar Harbor Bankshares	4	122
Berkshire Hathaway Inc. - Class B (a)	413	105,392
Berkshire Hills Bancorp, Inc.	14	305
BGC Partners, Inc. - Class A	87	419
BlackRock, Inc.	46	34,617
Blackstone Mortgage Trust, Inc. - Class A (b)	42	1,306
Blucora, Inc. (a)	13	217
BOK Financial Corporation	9	847
Boston Private Financial Holdings Inc.	26	343
Brighthouse Financial, Inc. (a)	27	1,174
Brightsphere Investment Group Inc.	19	385
Broadmark Realty Capital Inc.	36	381
Brookline Bancorp, Inc.	22	337
Brown & Brown Inc.	72	3,312
BRP Group, Inc. - Class A (a)	11	303
Bryn Mawr Bank Corp.	6	280
Byline Bancorp, Inc.	8	171
Cadence Bancorporation - Class A	38	784
Camden National Corp.	5	227
Cannae Holdings, Inc. (a)	24	955
Capital City Bank Group Inc.	4	97
Capital One Financial Corporation	138	17,529
Capitol Federal Financial	39	518
Cathay General Bancorp	22	914
Cboe Global Markets, Inc.	33	3,228
CBTX, Inc.	6	197
Central Pacific Financial Corp.	9	227
Century Bancorp Inc. - Class A	1	86
Chubb Limited	136	21,473
Cincinnati Financial Corporation	46	4,761
CIT Group Inc.	30	1,548
Citigroup Inc.	627	45,589
Citizens Financial Group Inc.	129	5,694
Citizens Inc. - Class A (a) (b)	12	71
City Holdings Co.	5	401
CME Group Inc. - Class A	108	22,079
CNO Financial Group, Inc.	42	1,017
Cohen & Steers, Inc.	7	456
Columbia Banking System Inc.	22	946
Columbia Financial, Inc. (a)	14	238
Comerica Inc.	41	2,969
Commerce Bancshares Inc.	32	2,441
Community Bank System Inc.	16	1,234
Community Trust Bancorp Inc.	5	226
ConnectOne Bancorp, Inc.	10	244
Cowen Inc. - Class A	7	247
Crawford & Co. - Class A	5	57
Credit Acceptance Corp. (a) (b)	3	1,042
Crossfirst Bankshares Inc. (a)	14	188
Cullen/Frost Bankers Inc.	18	1,973
Customers Bancorp, Inc. (a)	9	296
CVB Financial Corp.	39	859
Diamond Hill Investment Group, Inc. - Class A	1	126
Dime Community Bancshares, Inc.	10	296
Discover Financial Services	92	8,780
Donegal Group Inc. - Class A	4	65
Dynex Capital, Inc.	10	188
Eagle Bancorp Inc.	9	493
East West Bancorp, Inc.	43	3,163
eHealth, Inc. (a)	7	481
Ellington Financial Inc.	13	205
Employer Holdings Inc.	9	401
Encore Capital Group, Inc. (a)	8	322
Enova International, Inc. (a)	11	387
Enstar Group Limited (a)	4	891
Enterprise Financial Services Corp.	9	432
Equitable Holdings, Inc.	121	3,949
Erie Indemnity Company - Class A	8	1,678
Essent Group Ltd.	34	1,614
Evercore Inc. - Class A	12	1,616
Everest Re Group, Ltd.	12	2,947
FactSet Research Systems Inc.	11	3,516
FB Financial Corporation	9	414
FBL Financial Group, Inc. - Class A	3	192
Federal Agricultural Mortgage Corporation - Class C	2	249
Federated Investors, Inc. - Class B	28	887
Fidelity National Financial, Inc. - Class A	84	3,435
Fifth Third Bancorp	215	8,047
First American Financial Corporation	33	1,890
First Bancorp.	9	387
First Bancorp.	67	759
First Bancshares Inc.	6	205
First Busey Corporation	15	379
First Citizens BancShares, Inc. - Class A	1	1,233
First Commonwealth Financial Corporation	28	400
First Community Bancshares, Inc.	4	134
First Financial Bancorp.	29	701
First Financial Bankshares, Inc.	38	1,786
First Financial Corporation	3	151
First Foundation Inc.	12	270
First Hawaiian, Inc.	40	1,095
First Horizon National Corporation (b)	165	2,792
First Interstate BancSystem, Inc. - Class A	12	540
First Merchants Corporation	16	740
First Mid Bancshares, Inc.	4	182
First Midwest Bancorp, Inc.	34	746
First Republic Bank	52	8,747
FirstCash, Inc.	12	796

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Flagstar Bancorp, Inc.	15	697
Flushing Financial Corp.	9	185
FNB Corp.	95	1,208
Focus Financial Partners Inc. - Class A (a)	12	518
Franklin Resources Inc.	90	2,669
Freedom Holding Corp. (a) (b)	5	271
Fulton Financial Corp.	48	821
Genworth Financial, Inc. - Class A (a)	156	517
German American Bancorp Inc.	7	337
Glacier Bancorp, Inc.	29	1,628
Globe Life Inc.	30	2,900
GoHealth, LLC - Class A (a)	14	162
Goosehead Insurance, Inc. - Class A (a)	5	502
Granite Point Mortgage Trust Inc.	16	192
Great Southern Bancorp Inc.	3	195
Great Western Bancorp Inc.	16	488
Green Dot Corporation - Class A (a)	15	694
Hamilton Lane Inc. - Class A	8	745
Hancock Whitney Co.	26	1,110
Hanover Insurance Group Inc.	11	1,463
HarborOne Bancorp, Inc.	15	208
HCI Group, Inc.	2	169
Heartland Financial USA, Inc.	10	504
Heritage Commerce Corp.	16	196
Heritage Financial Corporation	11	311
Heritage Insurance Holdings, Inc.	7	77
Hilltop Holdings Inc.	19	660
Home BancShares, Inc.	48	1,287
HomeStreet, Inc.	7	296
Hope Bancorp, Inc.	36	535
Horace Mann Educators Corp.	12	510
Horizon Bancorp Inc.	12	226
Houlihan Lokey Inc. - Class A	16	1,043
Huntington Bancshares Incorporated	307	4,832
Independence Holding Co.	2	71
Independence Holdings, LLC	24	1,312
Independent Bank Corp.	6	146
Independent Bank Corp.	10	831
Independent Bank Group, Inc.	11	816
Interactive Brokers Group, Inc. - Class A	23	1,684
Intercontinental Exchange, Inc.	169	18,880
International Bancshares Corporation	16	730
Invesco Ltd.	116	2,930
Investors Bancorp, Inc.	72	1,063
James River Group, Inc.	9	402
Janus Henderson Group PLC	47	1,462
Jefferies Financial Group Inc.	66	1,985
JPMorgan Chase & Co.	917	139,626
K.K.R. Co., Inc. - Class A	155	7,550
Kearny Financial Corp	24	296
Kemper Corp.	19	1,484
KeyCorp	293	5,863
Kinsale Capital Group, Inc.	7	1,089
Ladder Capital Corp - Class A	36	419
Lakeland Bancorp Inc.	15	266
Lakeland Financial Corp.	8	554
Lemonade, Inc. (a) (b)	11	1,012
LendingClub Corporation (a)	20	330
LendingTree, Inc. (a) (b)	4	773
Lincoln National Corporation	58	3,609
Live Oak Bancshares, Inc.	9	614
Loews Corp.	74	3,803
LPL Financial Holdings Inc.	24	3,412
Luther Burbank Corporation	6	69
M&T Bank Corporation	39	5,873
Markel Corporation (a)	4	4,745
MarketAxess Holdings Inc.	11	5,707
Marsh & McLennan Companies, Inc.	153	18,608
MBIA Inc. (a)	16	158
Mercantile Bank Corp.	4	133
Merchants Bancorp, Inc.	3	125
Mercury General Corp.	8	507
Meridian Bancorp, Inc.	13	242
Meta Financial Group, Inc.	9	419
MetLife, Inc.	230	14,011
MFA Financial, Inc.	136	555
MGIC Investment Corp.	103	1,422
Midland States Bancorp Inc.	7	193
MidWestOne Financial Group Inc.	4	134
Moelis & Company LLC - Class A	17	931
Moody's Corp.	51	15,206
Morgan Stanley	424	32,890
Morningstar Inc.	7	1,586
Mr. Cooper Group Inc. (a)	22	778
MSCI Inc. - Class A	25	10,478
NASDAQ Inc.	35	5,116
National Bank Holdings Corp. - Class A	9	358
National Western Life Group Inc. - Class A	1	151
Navient Corporation	56	796
NBT Bancorp Inc.	13	514
Nelnet, Inc. - Class A	6	407
New York Community Bancorp Inc. - Series A	141	1,778
Nicolet Bankshares, Inc. (a)	3	214
NMI Holdings Inc. - Class A (a)	26	613
Northern Trust Corp.	60	6,274
Northfield Bancorp Inc.	13	212
Northwest Bancshares Inc.	37	533
OceanFirst Financial Corp.	17	410
OFG Bancorp	15	333
Old National Bancorp	50	964
Old Republic International Corp.	88	1,913
Open Lending Corporation - Class A (a)	23	798
Origin Bancorp, Inc.	6	255
Pacific Premier Bancorp, Inc.	26	1,128
PacWest Bancorp	35	1,337
Palomar Holdings, Inc. (a)	5	333
Park National Corp.	4	544
Peapack Gladstone Financial Corp.	5	165
PennyMac Financial Services, Inc.	17	1,156
Peoples Bancorp Inc.	6	198
People's United Financial Inc.	128	2,285
Pinnacle Financial Partners, Inc.	23	2,044
Piper Jaffray Cos.	5	536
PJT Partners Inc. - Class A	6	396
Popular Inc.	25	1,771
Preferred Bank	4	263
Premier Financial Corporation	11	370
Primerica, Inc.	12	1,763
Principal Financial Group, Inc.	83	4,977
ProAssurance Corporation	16	432
PROG Holdings, Inc. (a)	20	883
Progressive Corp.	176	16,867
Prosight Global, Inc. (a)	3	40
Prosperity Bancshares Inc.	28	2,105
Provident Financial Services, Inc.	22	495
Prudential Financial Inc.	119	10,874
QCR Holdings, Inc.	5	229
Radian Group Inc.	57	1,326
Raymond James Financial Inc.	37	4,514
Regions Financial Corporation	289	5,962
Reinsurance Group of America, Incorporated	21	2,588
RenaissanceRe Holdings Ltd	15	2,445
Renasant Corporation	17	683
Republic Bancorp Inc. - Class A	3	120
RLI Corp.	12	1,346
Rocket Companies, Inc. - Class A (a) (b)	34	779
S&P Global Inc.	72	25,564
S&T Bancorp Inc.	11	379
Safety Insurance Group, Inc.	4	336
Sandy Spring Bancorp Inc.	14	606
Seacoast Banking Corp. of Florida (a)	16	584
SEI Investments Co.	37	2,233
Selective Insurance Group Inc.	18	1,316
SelectQuote, Inc. (a)	18	519
ServisFirst Bancshares, Inc.	14	866
Signature Bank	16	3,664
Simmons First National Corp. - Class A	33	965
SiriusPoint Ltd (a)	25	251
SLM Corporation	103	1,843
South State Corp.	22	1,690

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Southside Bancshares, Inc.	9	365
State Auto Financial Corp.	4	87
State Street Corporation	106	8,938
Sterling Bancorp	57	1,317
Stewart Information Services Corp.	8	431
Stifel Financial Corp.	31	1,954
Stock Yards Bancorp Inc.	6	308
StoneX Group Inc. (a)	5	303
SVB Financial Group (a)	16	7,712
Synchrony Financial	158	6,418
Synovus Financial Corp.	45	2,055
T. Rowe Price Group, Inc.	68	11,711
TCF Financial Corporation	46	2,130
Texas Capital Bancshares, Inc. (a)	15	1,055
TFS Financial Corporation	18	366
The Allstate Corporation	91	10,480
The Bancorp, Inc. (a)	15	302
The Bank of New York Mellon Corporation (c)	240	11,368
The Blackstone Group Inc. - Class A	203	15,135
The Carlyle Group, Inc.	42	1,556
The Charles Schwab Corporation	461	30,020
The First of Long Island Corporation	6	124
The Goldman Sachs Group, Inc.	98	32,177
The Hartford Financial Services Group, Inc.	108	7,221
The PNC Financial Services Group, Inc.	128	22,381
The PRA Group, Inc. (a)	13	483
The Travelers Companies, Inc.	76	11,483
Tompkins Financial Corp.	4	314
TowneBank	22	667
TPG RE Finance Trust, Inc.	13	144
Tradeweb Markets Inc. - Class A	28	2,052
Trico Bancshares	8	383
Tristate Capital Holdings, Inc. (a)	6	144
Triumph Bancorp, Inc. (a)	7	540
Truist Financial Corporation	406	23,675
Trupanion Inc. (a)	9	675
TrustCo Bank Corp.	30	220
Trustmark Corp.	18	598
Two Harbors Investment Corp.	81	591
U.S. Bancorp	408	22,582
UMB Financial Corp.	13	1,242
Umpqua Holdings Corp.	65	1,140
United Bankshares Inc.	40	1,526
United Community Banks, Inc.	25	865
United Fire Group Inc.	7	246
Universal Insurance Holdings, Inc.	9	124
Univest Financial Corporation	9	244
Unum Group	61	1,694
Valley National Bancorp	115	1,578
Veritex Holdings Inc.	13	437
Victory Capital Holdings, Inc. - Class A (b)	4	107
Virtu Financial Inc. - Class A	18	546
Virtus Partners, Inc.	2	514
Voya Financial, Inc.	38	2,395
W. R. Berkley Corporation	43	3,254
Waddell & Reed Financial Inc. - Class A	17	420
Walker & Dunlop, Inc.	9	891
Washington Federal Inc.	23	710
Washington Trust Bancorp, Inc.	5	235
Waterstone Financial, Inc.	6	129
Watford Holdings Ltd. (a)	6	200
Webster Financial Corp.	27	1,475
Wells Fargo & Company	1,182	46,189
WesBanco Inc.	20	730
Westamerica Bancorp	8	481
Western Alliance Bancorp	29	2,713
White Mountains Insurance Group Ltd	1	1,032
Willis Towers Watson Public Limited Company	39	8,898
Wintrust Financial Corporation	17	1,286
WisdomTree Investments, Inc.	36	226
World Acceptance Corp. (a)	1	189
WSFS Financial Corp.	15	754
Zions Bancorp	49	2,703
		1,383,870
Real Estate 0.9%
AGNC Investment Corp.	164	2,742
Apollo Commercial Real Estate Finance, Inc.	39	552
Arbor Realty Trust, Inc.	36	571
Ares Commercial Real Estate Corporation	13	183
ARMOUR Residential REIT, Inc.	19	230
Capstead Mortgage Corporation	26	165
Chimera Investment Corporation	72	914
Colony Credit Real Estate, Inc. - Class A	25	210
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23	1,270
Invesco Mortgage Capital Inc. (b)	70	280
KKR Real Estate Finance Trust Inc.	9	173
New Residential Investment Corp.	126	1,418
New York Mortgage Trust Inc.	119	530
PennyMac Mortgage Investment Trust	30	588
Ready Capital Corporation	19	250
Redwood Trust Inc.	36	374
Starwood Property Trust, Inc.	87	2,140
		12,590
Information Technology 0.0%
BM Technologies, Inc. - Class A (a)	1	17
Total Common Stocks (cost $1,017,301)		1,396,477
RIGHTS 0.0%
First Eagle Private Credit, LLC (a) (d)	5	—
Total Rights (cost $1)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (c) (e)	9,179	9,179
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (c) (e)	2,167	2,167
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.03%, 09/09/21 (f) (g)	813	813
Total Short Term Investments (cost $12,159)		12,159
Total Investments 99.8% (cost $1,029,461)		1,408,636
Other Derivative Instruments (0.0)%		(82)
Other Assets and Liabilities, Net 0.2%		3,028
Total Net Assets 100.0%		1,411,582

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon Financial Sector Fund - Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	9,429	821	—	69	—	1,118	11,368	0.8

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	107	June 2021	11,189	(82)	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.7%
10X Genomics, Inc. (a)	45	8,138
1Life Healthcare, Inc. (a)	35	1,367
Abbott Laboratories	1,241	148,688
AbbVie Inc.	1,236	133,741
ABIOMED, Inc. (a)	32	10,124
Acadia Healthcare Company, Inc. (a)	56	3,183
ACADIA Pharmaceuticals Inc. (a)	83	2,144
Accelerate Diagnostics, Inc. (a) (b)	21	178
Acceleron Pharma Inc. (a)	36	4,885
Accolade Inc. (a)	8	377
Acutus Medical, Inc. (a) (b)	6	75
Adaptive Biotechnologies Corporation (a)	62	2,509
Addus HomeCare Corporation (a)	11	1,138
Adverum Biotechnologies, Inc. (a)	46	454
Aerie Pharmaceuticals, Inc. (a)	29	523
Agenus Inc. (a)	73	199
Agilent Technologies, Inc.	216	27,428
Agios Pharmaceuticals, Inc. (a)	45	2,339
Akebia Therapeutics, Inc. (a)	97	327
Akero Therapeutics Inc. (a)	11	316
Akouos, Inc. (a)	6	80
Albireo Pharma, Inc. (a)	10	361
Alector, Inc. (a)	30	596
Alexion Pharmaceuticals, Inc. (a)	153	23,437
Alexo Therapeutics Inc. (a)	5	368
Align Technology, Inc. (a)	52	28,420
Alkermes Public Limited Company (a)	116	2,170
Allakos Inc. (a)	18	2,104
Allogene Therapeutics, Inc. (a)	41	1,450
Allovir, Inc. (a)	9	206
Allscripts Healthcare Solutions, Inc. (a)	112	1,676
Alnylam Pharmaceuticals, Inc. (a)	81	11,432
Alphatec Holdings, Inc. (a)	40	637
Amedisys, Inc. (a)	23	6,154
AmerisourceBergen Corporation	107	12,659
Amgen Inc.	408	101,514
Amicus Therapeutics, Inc. (a)	163	1,608
AMN Healthcare Services, Inc. (a)	34	2,497
Amneal Pharmaceuticals, Inc. - Class A (a)	70	470
Amphastar Pharmaceuticals, Inc. (a)	28	505
Anaptysbio, Inc. (a)	19	413
AngioDynamics, Inc. (a)	27	626
ANI Pharmaceuticals, Inc. (a)	8	271
Anika Therapeutics, Inc. (a)	11	468
Annexon, Inc. (a)	9	251
Antares Pharma, Inc. (a)	109	449
Anthem, Inc.	174	62,542
Apellis Pharmaceuticals, Inc. (a)	40	1,730
Apollo Medical Holdings, Inc. (a)	21	569
Applied Molecular Transport Inc. (a) (b)	7	311
Applied Therapeutics, Inc. (a)	12	219
Aprea (US), Inc. (a)	5	27
Arcturus Therapeutics Holdings Inc. (a) (b)	14	567
Arcus Biosciences, Inc. (a)	27	749
Arcutis Biotherapeutics, Inc. (a)	19	552
Ardelyx, Inc. (a)	51	339
Arena Pharmaceuticals, Inc. (a)	40	2,777
Arrowhead Pharmaceuticals Inc (a)	69	4,559
Arvinas Operations, Inc. (a)	22	1,453
Assembly Biosciences, Inc. (a)	23	106
Atara Biotherapeutics, Inc. (a)	50	715
Athenex, Inc. (a) (b)	32	136
Athersys, Inc. (a) (b)	136	244
Atreca, Inc. - Class A (a)	23	351
AtriCure, Inc. (a)	32	2,126
Atrion Corporation	1	703
Avanos Medical, Inc. (a)	36	1,560
Avantor, Inc. (a)	368	10,643
Avidity Biosciences, Inc. (a)	9	193
AVROBIO, Inc. (a)	19	238
AxoGen, Inc. (a)	25	512
Axonics Modulation Technologies, Inc. (a)	16	937
Axsome Therapeutics, Inc. (a)	20	1,152
Baxter International Inc.	358	30,151
Beam Therapeutics Inc. (a) (b)	12	953
Becton, Dickinson and Company	203	49,454
BioCryst Pharmaceuticals, Inc. (a) (b)	119	1,214
BioDelivery Sciences International, Inc. (a)	59	229
Biogen Inc. (a)	108	30,164
Biohaven Pharmaceutical Holding Company Ltd. (a)	36	2,487
BioLife Solutions, Inc. (a)	18	630
BioMarin Pharmaceutical Inc. (a)	127	9,586
Bio-Rad Laboratories, Inc. - Class A (a)	16	8,913
Bio-Techne Corporation	27	10,416
Bioxcel Therapeutics, Inc. (a) (b)	10	412
Black Diamond Therapeutics, Inc. (a)	7	169
Bluebird Bio, Inc. (a)	48	1,432
Blueprint Medicines Corporation (a)	37	3,620
Boston Scientific Corporation (a)	1,004	38,800
Bridgebio Pharma, Inc. (a)	37	2,274
Bristol-Myers Squibb Company	1,582	99,847
Brookdale Senior Living Inc. (a)	121	732
Bruker Corp.	76	4,885
Calithera Biosciences, Inc. (a)	35	84
Cantel Medical Corp. (a)	26	2,091
Cara Therapeutics, Inc. (a)	33	707
Cardinal Health, Inc.	205	12,441
Cardiovascular Systems Inc. (a)	26	997
Caredx, Inc. (a)	33	2,237
Castle Biosciences, Inc. (a)	13	882
Catalent Inc. (a)	115	12,090
Catalyst Pharmaceuticals, Inc. (a)	72	334
Celldex Therapeutics, Inc. (a)	26	544
CEL-SCI Corporation (a) (b)	26	394
Centene Corporation (a)	407	26,003
Cerner Corp.	215	15,450
Cerus Corporation (a)	124	745
Change Healthcare Inc. (a)	160	3,534
Charles River Laboratories International Inc. (a)	35	10,039
Chemed Corporation	11	5,238
ChemoCentryx, Inc. (a)	34	1,744
Cigna Holding Company	253	61,183
Clovis Oncology Inc. (a) (b)	61	427
Codexis, Inc. (a)	38	876
Co-Diagnostics, Inc. (a) (b)	18	171
Coherus Biosciences, Inc. (a)	40	589
Collegium Pharmaceutical, Inc. (a)	22	528
Community Health Systems Inc. (a)	58	784
Computer Programs & Systems Inc. (a)	11	322
Conmed Corp.	20	2,582
Constellation Pharmaceuticals, Inc. (a)	17	391
Cooper Cos. Inc.	37	14,309
Corcept Therapeutics Inc. (a)	80	1,903
Cortexyme Inc. (a) (b)	10	349
Corvel Corp. (a)	7	750
Covetrus, Inc. (a)	80	2,403
Crinetics Pharmaceuticals, Inc. (a)	14	216
CRISPR Therapeutics AG (a)	41	5,021
CryoLife Inc. (a)	29	649
Cryoport, Inc. (a) (b)	26	1,348
Cue Biopharma, Inc. (a)	15	189
CVS Health Corporation	917	68,992
Cymabay Therapeutics, Inc. (a)	33	148
Cytokinetics, Incorporated (a)	43	1,007
Cytomx Therapeutics, Inc. (a)	30	235
Danaher Corporation	447	100,718
DaVita Inc. (a)	54	5,862
Deciphera Pharmaceuticals, Inc. (a)	26	1,158
Denali Therapeutics Inc. (a)	55	3,137
Dentsply Sirona Inc.	152	9,722
DexCom Inc. (a)	67	24,243
Dicerna Pharmaceuticals, Inc. (a)	46	1,176
DURECT Corporation (a)	116	229
Dynavax Technologies Corporation (a) (b)	72	708
Eagle Pharmaceuticals Inc. (a)	9	356
Editas Medicine, Inc. (a) (b)	44	1,849

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Edwards Lifesciences Corporation (a)	437	36,540
Elanco Animal Health (a)	299	8,816
Eli Lilly & Co.	603	112,578
Emergent BioSolutions Inc. (a)	31	2,908
Enanta Pharmaceuticals, Inc. (a)	12	613
Encompass Health Corporation	69	5,671
Endo International Public Limited Company (a)	166	1,234
Envista Holdings Corporation (a)	112	4,566
Epizyme, Inc. (a)	51	446
Esperion Therapeutics, Inc. (a) (b)	19	531
Evolent Health, Inc. - Class A (a)	56	1,126
Exact Sciences Corporation (a)	112	14,763
Exelixis, Inc. (a)	218	4,930
Fate Therapeutics, Inc. (a)	49	4,048
FibroGen, Inc. (a)	56	1,954
Flexion Therapeutics, Inc. (a) (b)	31	280
Fluidigm Corporation (a) (b)	48	218
Forma Therapeutics Holdings, Inc. (a)	11	311
Frequency Therapeutics, Inc. (a) (b)	17	162
Fulgent Genetics, Inc. (a) (b)	9	896
G1 Therapeutics, Inc. (a)	21	498
Generation Bio Co. (a)	23	642
GenMark Diagnostics, Inc. (a)	43	1,022
Geron Corp. (a) (b)	225	355
Gilead Sciences, Inc.	879	56,821
Glaukos Corp. (a)	28	2,352
Global Blood Therapeutics, Inc. (a)	40	1,648
Globus Medical Inc. - Class A (a)	54	3,301
Gossamer Bio, Inc. (a)	39	357
Guardant Health, Inc. (a)	52	7,987
Haemonetics Corp. (a)	36	3,974
Halozyme Therapeutics, Inc. (a)	92	3,834
Hanger, Inc. (a)	26	599
HCA Healthcare, Inc.	190	35,801
Health Catalyst, Inc. (a)	11	510
HealthEquity, Inc. (a)	54	3,689
Healthstream, Inc. (a)	20	451
Henry Schein Inc. (a)	99	6,875
Heron Therapeutics, Inc. (a)	65	1,047
Heska Corporation (a)	6	1,054
Hill-Rom Holdings Inc.	48	5,266
HMS Holdings Corp. (a)	61	2,266
Hologic Inc. (a)	181	13,468
Homology Medicines, Inc. (a)	18	167
Horizon Therapeutics Public Limited Company (a)	155	14,285
Humana Inc.	93	38,895
ICU Medical, Inc. (a)	14	2,812
IDEXX Laboratories, Inc. (a)	60	29,247
IGM Biosciences, Inc. (a) (b)	5	360
Illumina, Inc. (a)	102	39,313
Immunitybio, Inc. (a) (b)	22	519
ImmunoGen, Inc. (a)	135	1,095
Immunovant, Inc. (a)	23	374
Inari Medical, Inc. (a)	13	1,391
Incyte Corporation (a)	130	10,564
Inhibrx, Inc. (a) (b)	6	128
Innoviva, Inc. (a)	49	587
Inogen, Inc. (a)	15	762
Inovalon Holdings, Inc. - Class A (a)	54	1,541
Inovio Pharmaceuticals, Inc. (a) (b)	150	1,395
Insmed Inc. (a)	73	2,494
Inspire Medical Systems Inc. (a)	17	3,594
Insulet Corporation (a)	46	12,040
Integer Holdings Corporation (a)	23	2,082
Integra LifeSciences Holdings Corp. (a)	50	3,486
Intellia Therapeutics, Inc. (a)	31	2,508
Intercept Pharmaceuticals, Inc. (a)	19	447
Intersect ENT, Inc. (a)	24	494
Intra-Cellular Therapies, Inc. (a)	49	1,651
Intuitive Surgical, Inc. (a)	82	60,926
Invitae Corporation (a) (b)	121	4,636
Ionis Pharmaceuticals Inc. (a)	92	4,140
Iovance Biotherapeutics Inc. (a)	79	2,487
IQVIA Inc. (a)	134	25,908
iRhythm Technologies Inc. (a)	20	2,820
Ironwood Pharmaceuticals, Inc. - Class A (a)	103	1,150
Iteos Therapeutics Inc. (a)	8	283
Iveric Bio, Inc. (a)	48	299
Jazz Pharmaceuticals Public Limited Company (a)	39	6,367
Johnson & Johnson	1,843	302,934
Kadmon Holdings, Inc. (a)	87	339
Kala Pharmaceuticals Inc. (a) (b)	24	161
Karuna Therapeutics, Inc. (a)	9	1,027
Karyopharm Therapeutics Inc. (a) (b)	34	357
Keros Therapeutics, Inc. (a)	6	378
Kiniksa Pharmaceuticals Ltd. - Class A (a)	16	303
Kodiak Sciences, Inc. (a)	23	2,575
Krystal Biotech, Inc. (a)	9	719
Kura Oncology, Inc. (a)	36	1,025
Kymera Therapeutics, Inc. (a) (b)	8	292
Laboratory Corporation of America Holdings (a)	69	17,498
Lantheus Holdings Inc. (a)	45	965
LeMaitre Vascular Inc.	12	608
LHC Group, Inc. (a)	21	4,090
Ligand Pharmaceuticals Incorporated (a) (b)	11	1,684
LivaNova PLC (a)	34	2,469
Luminex Corporation	31	991
MacroGenics Inc. (a)	33	1,064
Madrigal Pharmaceuticals Inc. (a)	7	861
Magellan Health Services Inc. (a)	16	1,515
Masimo Corp. (a)	37	8,432
McKesson Corporation	112	21,873
Mednax, Inc. (a)	61	1,558
Medpace Holdings, Inc. (a)	21	3,385
Medtronic Public Limited Company	942	111,256
MeiraGTx Holdings plc (a)	10	151
Merck & Co., Inc.	1,771	136,531
Meridian Bioscience Inc. (a)	33	865
Merit Medical Systems Inc. (a)	34	2,040
Mersana Therapeutics, Inc. (a)	35	558
Merus N.V. (a)	15	304
Mesa Laboratories, Inc.	4	906
Mettler-Toledo International Inc. (a)	17	19,201
Mirati Therapeutics, Inc. (a)	24	4,165
Moderna, Inc. (a)	194	25,383
ModivCare Inc. (a)	9	1,333
Molecular Templates, Inc. (a)	15	189
Molina Healthcare, Inc. (a)	41	9,689
Morphic Holding, Inc. (a)	8	524
Myovant Sciences Ltd. (a) (b)	23	483
Myriad Genetics, Inc. (a)	56	1,696
NanoString Technologies, Inc. (a)	31	2,008
Natera, Inc. (a)	51	5,163
National Healthcare Corp.	9	701
National Research Corp. (a)	10	459
Natus Medical Inc. (a)	27	685
Nektar Therapeutics (a)	129	2,589
Neogen Corp. (a)	37	3,328
Neogenomics Laboratories, Inc. (a)	76	3,641
Neoleukin Therapeutics, Inc. (a)	17	210
Neurocrine Biosciences, Inc. (a)	62	6,033
Nevro Corp. (a)	23	3,264
Nextcure, Inc. (a)	9	90
Nextgen Healthcare Inc. (a)	40	724
Nkarta, Inc. (a)	4	145
Novavax, Inc. (a)	45	8,102
Novocure Limited (a)	61	8,052
Nurix Therapeutics, Inc. (a) (b)	8	233
NuVasive Inc. (a)	37	2,425
Ocular Therapeutix, Inc. (a)	41	671
Odonate Therapeutics, Inc. (a)	10	33
Omeros Corporation (a) (b)	36	635
Omnicell, Inc. (a)	30	3,880
Ontrak Inc. (a) (b)	5	159
OPKO Health, Inc. (a) (b)	317	1,362
Option Care Health, Inc. (a)	26	454
Orasure Technologies, Inc. (a)	46	532
Oric Pharmaceuticals, Inc. (a)	19	453
Orthofix Medical Inc. (a)	14	604
Orthopediatrics Corp. (a)	8	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Owens & Minor Inc.	50	1,887
Pacific Biosciences of California, Inc. (a)	124	4,145
Pacira Biosciences, Inc. (a)	29	2,006
Passage Bio, Inc. (a)	19	338
Patterson Cos. Inc.	62	1,995
Penumbra, Inc. (a)	24	6,620
PerkinElmer Inc.	78	10,028
Perrigo Company Public Limited Company	97	3,923
Personalis, Inc. (a)	19	473
PetIQ, Inc. - Class A (a)	15	516
Pfizer Inc.	3,891	140,970
Phathom Pharmaceuticals, Inc. (a)	7	262
Phibro Animal Health Corporation - Class A	15	375
Phreesia, Inc. (a)	20	1,049
Pliant Therapeutics, Inc. (a) (b)	7	282
PPD, Inc. (a)	85	3,217
PRA Health Sciences, Inc. (a)	45	6,934
Precigen, Inc. (a) (b)	40	275
Precision BioSciences Inc (a)	26	271
Premier Healthcare Solutions, Inc. - Class A	85	2,872
Prestige Consumer Healthcare Inc. (a)	37	1,632
Progyny, Inc. (a)	12	549
Protagonist Therapeutics, Inc. (a)	29	740
Prothena Corporation Public Limited Company (a)	22	545
Provention Bio, Inc. (a) (b)	31	326
PTC Therapeutics, Inc. (a)	42	1,976
Puma Biotechnology, Inc. (a)	24	230
Quanterix Corporation (a)	20	1,158
Quest Diagnostics Incorporated	94	12,115
Quidel Corporation (a)	27	3,390
Quotient Limited (a)	45	164
R1 RCM Inc. (a)	71	1,763
Radius Health, Inc. (a)	34	714
RadNet Inc. (a)	33	715
Raptor Pharmaceuticals Inc. (a)	11	238
Reata Pharmaceuticals, Inc. - Class A (a)	17	1,737
Regeneron Pharmaceuticals, Inc. (a)	73	34,687
Regenxbio Inc. (a)	23	794
Relay Therapeutics, Inc. (a)	18	630
Relmada Therapeutics, Inc. (a) (b)	8	265
Repare Therapeutics Inc. (a) (b)	6	190
Repligen Corporation (a)	35	6,883
Replimune Group, Inc. (a)	15	443
ResMed Inc.	101	19,631
Retrophin, Inc. (a)	36	896
Revance Therapeutics Inc. (a)	42	1,170
Revolution Medicines, Inc. (a)	14	637
Rhythm Pharmaceuticals, Inc. (a)	20	430
Rigel Pharmaceuticals Inc. (a)	117	399
Rocket Pharmaceuticals, Ltd. (a)	21	912
Royalty Pharma PLC - Class A	119	5,187
Rubius Therapeutics, Inc. (a) (b)	25	663
Sage Therapeutics Inc. (a)	37	2,751
Sangamo Therapeutics Inc. (a) (b)	83	1,045
Sarepta Therapeutics, Inc. (a)	53	3,919
Scholar Rock Holding Corporation (a)	15	772
Schrodinger, Inc. (a)	27	2,031
Seagen Inc. (a)	89	12,296
Select Medical Holdings Corporation (a)	75	2,567
Seres Therapeutics, Inc. (a)	41	853
Shockwave Medical, Inc. (a)	19	2,508
SI-BONE, Inc. (a)	17	550
SIGA Technologies, Inc. (a)	38	249
Silk Road Medical, Inc. (a)	20	996
Simulations Plus Inc.	10	615
Smiledirectclub, Inc. - Class A (a) (b)	41	427
Sorrento Therapeutics, Inc. (a) (b)	151	1,245
Spectrum Pharmaceuticals, Inc. (a)	102	333
Springworks Therapeutics, Inc. (a)	14	1,003
Staar Surgical Co. (a)	24	2,568
Steris Limited	60	11,428
Stoke Therapeutics, Inc. (a) (b)	7	280
Stryker Corporation	237	57,779
Supernus Pharmaceuticals Inc. (a)	38	996
SurModics Inc. (a)	11	609
Symbion, Inc. (a)	24	1,067
Syndax Pharmaceuticals, Inc. (a) (b)	25	566
Syneos Health, Inc. - Class A (a)	44	3,305
Tabula Rasa HealthCare Inc. (a) (b)	16	714
Tactile Systems Technology, Inc. (a)	14	766
Tandem Diabetes Care Inc. (a)	40	3,562
TCR2 Therapeutics Inc. (a)	14	298
Teladoc Health, Inc. (a) (b)	82	14,822
Teleflex Incorporated	32	13,490
Tenet Healthcare Corporation (a)	62	3,215
TG Biologics, Inc. (a)	74	3,556
The Ensign Group, Inc.	36	3,332
The Pennant Group, Inc. (a)	20	904
TherapeuticsMD, Inc. (a) (b)	250	335
Theravance Biopharma, Inc. (a) (b)	32	656
Thermo Fisher Scientific Inc.	277	126,613
Tilray, Inc. (a) (b)	84	1,898
Tivity Health, Inc. (a)	25	566
Translate Bio, Inc. (a)	33	543
Tricida, Inc. (a) (b)	22	115
Triple-S Management Corp. - Class B (a)	20	507
Turning Point Therapeutics, Inc. (a)	29	2,717
Twist Bioscience Corporation (a)	22	2,736
U. S. Physical Therapy, Inc.	10	1,002
Ultragenyx Pharmaceutical Inc. (a)	44	5,005
uniQure N.V. (a)	24	814
United Therapeutics Corporation (a)	31	5,236
UnitedHealth Group Incorporated	664	247,169
Universal Health Services Inc. - Class B	54	7,216
Vanda Pharmaceuticals Inc. (a)	39	588
Vapotherm, Inc. (a)	7	166
Varex Imaging Corporation (a)	30	618
Varian Medical Systems, Inc. (a)	64	11,286
Vaxart Biosciences, Inc. (a) (b)	74	447
Vaxcyte, Inc. (a) (b)	10	204
VBI Vaccines (Delaware) Inc. (a) (b)	109	340
Veeva Systems Inc. - Class A (a)	95	24,922
Veracyte, Inc. (a)	46	2,477
Vericel Corporation (a)	27	1,521
Vertex Pharmaceuticals Incorporated (a)	182	39,174
Viatris, Inc. (a)	862	12,043
ViewRay, Inc. (a)	49	213
Viking Therapeutics, Inc. (a) (b)	51	321
Vocera Communications, Inc. (a)	23	895
Voyager Therapeutics, Inc. (a)	18	83
Waters Corp. (a)	43	12,321
Wave Life Sciences Ltd. (a)	15	86
West Pharmaceutical Services Inc.	52	14,591
Xbiotech Inc (a) (b)	8	131
Xencor, Inc. (a)	37	1,581
Xenon Pharmaceuticals Inc. (a) (b)	17	300
Y-mAbs Therapeutics, Inc. (a)	15	460
Zeno Pharmaceuticals, Inc. (a)	12	527
Zimmer Biomet Holdings, Inc.	145	23,180
ZIOPHARM Oncology, Inc. (a) (b)	152	545
Zoetis Inc. - Class A	333	52,487
Zogenix, Inc. (a)	39	752
Zymeworks Inc. (a)	24	743
Zynex, Inc. (a) (b)	13	203
Total Common Stocks (cost $2,377,096)		3,792,464
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	45
Total Rights (cost $0)		45
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	18,174	18,174
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (d) (e)	10,035	10,035
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (f) (g)	526	526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
0.03%, 09/09/21 (f) (g)	253	253
		779
Total Short Term Investments (cost $28,988)		28,988
Total Investments 100.5% (cost $2,406,084)		3,821,497
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.5)%		(17,945)
Total Net Assets 100.0%		3,803,572

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	111	June 2021	12,904	20	161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 91.5%
Industrials 90.4%
3M Company	24	4,688
AAON, Inc.	2	119
AAR Corp.	1	59
ABM Industries Incorporated	3	141
ACCO Brands Corporation	4	34
Acuity Brands, Inc.	2	256
ADT, Inc.	6	52
Advanced Drainage Systems, Inc.	2	230
AECOM (a)	6	412
Aegion Corporation - Class A (a)	1	33
Aerojet Rocketdyne Holdings, Inc. (a)	3	130
AeroVironment, Inc. (a)	1	107
AGCO Corporation	3	390
Air Lease Corporation - Class A	5	223
Air Transport Services Group, Inc. (a)	1	21
Alamo Group Inc.	—	71
Alaska Air Group, Inc.	1	92
Albany International Corp. - Class A	1	112
Allegiant Travel Company (a)	—	45
Allegion Public Limited Company	4	482
Allison Systems, Inc.	5	189
Altra Industrial Motion Corp.	3	151
AMERCO (a)	—	252
Ameresco, Inc. - Class A (a)	1	46
American Airlines Group Inc. (a) (b)	7	157
American Woodmark Corporation (a)	1	72
AMETEK, Inc.	10	1,233
AO Smith Corp.	6	386
APi Group Corporation (a)	5	94
Apogee Enterprises, Inc.	1	48
Applied Industrial Technologies, Inc.	2	154
Arcbest Corporation	1	75
Arcosa, Inc.	2	129
Argan, Inc.	1	28
Armstrong World Industries, Inc.	2	186
ASGN Incorporated (a)	2	207
Astec Industries, Inc.	1	62
Atkore International Group Inc. (a)	2	141
Atlas Air Worldwide Holdings, Inc. (a)	—	19
Avis Budget Group, Inc. (a)	2	171
Axone Intelligence Inc. (a)	3	382
AZZ Inc.	1	53
Barnes Group Inc.	2	105
Barrett Business Services, Inc.	—	20
Beacon Roofing Supply, Inc. (a)	2	123
Bloom Energy Corporation - Class A (a)	5	147
Blue Bird Global Corporation (a)	1	16
Boise Cascade Company	2	100
Brady Corp. - Class A	2	111
BrightView Holdings, Inc. (a)	1	18
Brink's Co.	2	161
Builders FirstSource, Inc. (a)	8	381
BWXT Government Group, Inc.	4	262
C.H. Robinson Worldwide, Inc.	6	551
CAI International Inc.	1	34
Carlisle Cos. Inc.	2	371
Carrier Global Corporation	35	1,470
Casella Waste Systems Inc. - Class A (a)	2	129
Caterpillar Inc.	23	5,313
CBIZ Inc. (a)	2	67
Chart Industries, Inc. (a)	2	219
Cimpress Public Limited Company (a)	1	73
Cintas Corp.	4	1,284
CIRCOR International, Inc. (a)	1	23
Clean Harbors Inc. (a)	2	191
Colfax Corp. (a)	5	222
Columbus Mckinnon Corp.	1	52
Comfort Systems USA Inc.	2	112
Construction Partners, Inc. - Class A (a)	1	28
Copart Inc. (a)	9	969
CoreLogic, Inc.	3	257
Cornerstone Building Brands, Inc. (a)	2	27
CoStar Group, Inc. (a)	2	1,370
Covanta Holding Corporation	5	66
Crane Co.	2	189
CSW Industrials Inc.	1	86
CSX Corp.	32	3,112
Cubic Corp.	1	95
Cummins Inc.	6	1,621
Curtiss-Wright Corp.	2	202
Deere & Company	13	4,698
Delta Air Lines, Inc.	7	321
Deluxe Corp.	2	74
Donaldson Co. Inc.	5	306
Douglas Dynamics, Inc.	1	45
Dover Corporation	6	830
Ducommun Inc. (a)	—	23
DXP Enterprises Inc. (a)	1	22
Dycom Industries, Inc. (a)	1	128
Eaton Corporation Public Limited Company	17	2,327
Echo Global Logistics, Inc. (a)	1	35
Elance, Inc. (a)	3	147
EMCOR Group, Inc.	2	257
Emerson Electric Co.	25	2,278
Encore Wire Corp.	1	59
Energy Recovery, Inc. (a)	1	26
Enerpac Tool Group Corp. - Class A	3	66
EnerSys	2	159
Ennis Inc.	1	20
EnPro Industries, Inc.	1	65
Equifax Inc.	5	925
ESCO Technologies Inc.	1	116
Evoqua Water Technologies Corp. (a)	5	130
Expeditors International of Washington Inc.	7	766
Exponent, Inc.	2	207
Fastenal Co.	24	1,211
Federal Signal Corporation	3	102
FedEx Corporation	11	2,990
Flowserve Corporation	6	215
Fluor Corp. (a)	5	126
Forrester Research Inc. (a)	—	20
Fortive Corporation	13	900
Fortune Brands Home & Security, Inc.	6	560
Forward Air Corp.	1	101
Franklin Electric Co. Inc.	2	129
FTI Consulting Inc. (a)	2	213
FuelCell Energy, Inc. (a)	12	175
Gates Industrial Corporation PLC (a)	2	36
GATX Corporation	1	124
Genco Shipping & Trading Limited	1	10
Generac Holdings Inc. (a)	3	864
General Dynamics Corporation	10	1,871
General Electric Company	369	4,851
Gibraltar Industries Inc. (a)	1	125
GMS Inc. (a)	2	80
Gorman-Rupp Co.	1	21
Graco Inc.	7	505
GrafTech International Ltd.	8	94
Granite Construction Incorporated	2	75
Great Lakes Dredge & Dock Corp. (a)	3	36
Greenbrier Cos. Inc.	1	62
Griffon Corporation	2	46
H&E Equipment Services, Inc.	1	49
Harsco Corporation (a)	3	52
Hawaiian Holdings, Inc. (a)	1	16
Healthcare Services Group Inc.	3	93
Heartland Express Inc.	2	43
HEICO Corp.	2	229
HEICO Corp. - Class A	3	349
Heidrick & Struggles International Inc.	1	26
Helios Technologies, Inc.	1	98
Herc Holdings Inc. (a)	1	83
Heritage-Crystal Clean, LLC (a)	1	19
Herman Miller Inc.	2	98
Hexcel Corp. (a)	4	202
Hillenbrand Inc.	3	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
HNI Corp.	2	76
Honeywell International Inc.	30	6,423
Howmet Aerospace Inc. (a)	16	528
HUB Group Inc. - Class A (a)	1	100
Hubbell Inc.	2	432
Huntington Ingalls Industries Inc.	2	352
Huron Consulting Group Inc. (a)	1	44
Hyster-Yale Materials Handling Inc. - Class A	—	31
IAA Spinco Inc. (a)	6	317
ICF International, Inc.	1	74
IDEX Corporation	3	666
IES Holdings, Inc. (a)	1	25
IHS Markit Ltd.	16	1,548
Illinois Tool Works Inc.	13	2,959
Ingersoll Rand Inc. (a)	15	734
Insperity, Inc.	2	126
Insteel Industries, Inc.	1	30
Interface Inc. - Class A	3	37
ITT Industries Holdings, Inc.	4	332
Jacobs Engineering Group Inc.	5	705
JB Hunt Transport Services Inc.	4	604
JELD-WEN Holding, Inc. (a)	3	83
JetBlue Airways Corporation (a)	3	69
John Bean Technologies Corp.	1	174
Johnson Controls International Public Limited Company	31	1,825
Kadant Inc.	—	85
Kaman Corp.	1	49
Kansas City Southern	4	1,037
KAR Auction Services, Inc. (a)	5	81
Kelly Services Inc. - Class A (a)	1	30
Kennametal Inc.	4	145
Kforce Inc.	1	43
Kimball International Inc. - Class B	1	20
Kirby Corp. (a)	1	36
Knight-Swift Transportation Holdings Inc. - Class A	5	257
Knoll Inc.	2	34
Korn Ferry	2	143
Kratos Defense & Security Solutions, Inc. (a)	5	142
L3Harris Technologies, Inc.	9	1,799
Landstar System Inc.	2	272
Lennox International Inc.	1	448
Lincoln Electric Holdings Inc.	2	298
Lindsay Corp.	—	81
Lockheed Martin Corporation	11	3,925
Luxfer Holdings PLC	1	23
Macquarie Infrastructure Corporation (a)	3	95
Manitowoc Co. Inc. (a)	1	27
ManpowerGroup Inc.	2	239
Marten Transport Ltd.	2	42
Masco Corporation	11	659
Masonite International Corporation (a)	1	115
MasTec Inc. (a)	2	233
Matson Intermodal - Paragon, Inc.	—	29
Matthews International Corp. - Class A	1	46
Maxar Technologies Inc.	3	117
McGrath RentCorp	1	77
Mercury Systems Inc. (a)	2	163
Meritor, Inc. (a)	3	80
Middleby Corp. (a)	2	389
Montrose Environmental Group, Inc. (a)	1	34
Moog Inc. - Class A	1	101
MRC Global Inc. (a)	4	32
MSA Safety Inc.	2	239
MSC Industrial Direct Co. - Class A	2	170
Mueller Industries Inc.	2	94
Mueller Water Products Inc. - Class A	6	82
MYR Group Inc. (a)	1	53
National Presto Industries Inc.	—	17
Navistar International Corporation (a)	2	78
Nielsen Holdings plc	14	360
Nikola Subsidiary Corporation (a) (b)	5	74
Nordson Corp.	2	462
Norfolk Southern Corporation	11	2,879
Northrop Grumman Systems Corp.	7	2,165
Now, Inc. (a)	4	42
NV5 Global, Inc. (a)	1	51
Nvent Electric Public Limited Company	7	195
Old Dominion Freight Line Inc.	4	947
Omega Flex Inc.	—	18
Oshkosh Corp.	3	342
Otis Worldwide Corporation	17	1,182
Owens Corning Inc.	5	425
PACCAR Inc.	15	1,361
Pacific Architects And Engineers, LLC - Class A (a)	3	26
Parker-Hannifin Corporation	5	1,717
Parsons Corporation (a)	1	46
Pentair Public Limited Company	7	442
PGT Innovations, Inc. (a)	2	60
Pitney Bowes Inc.	7	57
Plug Power Inc. (a)	20	706
Primoris Services Corporation	2	60
Proto Labs Inc. (a)	1	128
Quanex Building Products Corp.	1	36
Quanta Services, Inc.	6	515
Raven Industries Inc. (a)	2	58
Raytheon BBN Technologies Corp.	64	4,950
RBC Bearings Incorporated (a)	1	203
Regal-Beloit Corp.	2	243
Republic Services Inc.	9	931
Resideo Technologies, Inc. (a)	6	161
Resources Connection, Inc.	1	16
REV Group Inc. (a)	1	25
Rexnord Corporation	5	238
Robert Half International Inc.	5	376
Rockwell Automation Inc.	5	1,304
Rollins Inc.	9	326
Roper Technologies, Inc.	4	1,787
Rush Enterprises Inc. - Class A	2	84
Rush Enterprises Inc. - Class B	—	15
Ryder System, Inc.	2	177
Saia, Inc. (a)	1	253
Schneider National, Inc. - Class B	2	59
SEACOR Holdings Inc. (a)	1	40
Sensata Technologies Holding PLC (a)	7	389
Shyft Group, Inc.	1	51
Simpson Manufacturing Co. Inc.	2	170
SiteOne Landscape Supply, Inc. (a)	2	314
SkyWest Inc. (a)	—	24
Snap-On Inc.	2	500
Southwest Airlines Co. (a)	6	384
SP Plus Corporation (a)	1	34
Spirit Aerosystems Holdings Inc. - Class A	4	214
Spirit Airlines Inc. (a) (b)	1	33
SPX Corp. (a)	2	112
SPX Flow, Inc.	2	117
Standex International Corp.	1	48
Stanley Black & Decker, Inc.	7	1,353
Steelcase Inc. - Class A	3	45
Stericycle Inc. (a)	4	258
Sterling Construction Co. Inc. (a)	1	27
SunRun Inc. (a)	5	299
Systemax Inc.	1	21
Teledyne Technologies Inc. (a)	2	642
Tennant Co.	1	59
Terex Corp.	3	135
Tetra Tech, Inc.	2	304
Textron Inc.	10	540
The Boeing Company (a)	23	5,761
Thermon Group Holdings, Inc. (a)	1	23
Timken Co.	3	229
Toro Co.	4	461
TPI Composites, Inc. (a)	1	74
Trane Technologies Public Limited Company	10	1,680
TransDigm Group Inc. (a)	2	1,286
TransUnion	8	720
Trex Company, Inc. (a)	5	442
TriMas Corp. (a)	2	56
TriNet Group Inc. (a)	2	140
Trinity Industries Inc.	4	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Triton Container International Limited	3	156
Triumph Group Inc. (a)	2	43
TrueBlue, Inc. (a)	1	32
Tutor Perini Corp. (a)	2	32
Uber Technologies, Inc. (a)	41	2,233
UFP Industries, Inc.	3	194
UniFirst Corp.	1	144
Union Pacific Corporation	28	6,263
United Parcel Service Inc. - Class B	30	5,128
United Rentals Inc. (a)	3	997
Univar Solutions Inc. (a)	7	151
US Ecology Parent, Inc. (a)	1	47
Valmont Industries Inc.	1	210
Vectrus, Inc. (a)	—	21
Verisk Analytics, Inc.	6	1,145
Vertiv Holdings, LLC - Class A	9	189
Viad Corp (a)	1	36
Vicor Corp. (a)	1	69
Virgin Galactic Holdings, Inc. - Class A (a) (b)	6	171
W. W. Grainger, Inc.	2	769
Wabash National Corp.	2	39
Wabtec Corp.	8	608
Waste Connections, Inc.	11	1,191
Waste Management, Inc.	18	2,302
Watsco Inc.	1	362
Watts Water Technologies Inc. - Class A	1	126
Welbilt Inc. (a)	6	93
Werner Enterprises Inc.	3	125
WESCO International, Inc. (a)	2	181
Willdan Group, Inc. (a)	—	18
WillScot Mobile Mini Holdings Corp. - Class A (a)	7	205
Woodward Governor Co.	2	299
XPO Logistics, Inc. (a)	4	475
Xylem Inc.	8	797
		160,494
Information Technology 1.0%
Booz Allen Hamilton Holding Corporation - Class A	6	463
CACI International Inc. - Class A (a)	1	259
KBR, Inc.	6	229
Leidos Holdings Inc.	6	553
Mantech International Corp. - Class A	1	104
Science Applications International Corp.	2	180
		1,788
Communication Services 0.1%
Autohome Inc. - Class A (a)	4	161
Real Estate 0.0%
CoreCivic, Inc. (a)	5	48
Total Common Stocks (cost $134,460)		162,491
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.00% (c) (d)	4,530	4,530
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	195	195
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	107	107
0.03%, 09/09/21 (e) (f)	38	38
		145
Total Short Term Investments (cost $4,870)		4,870
Total Investments 94.2% (cost $139,330)		167,361
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 5.8%		10,281
Total Net Assets 100.0%		177,638

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	18	June 2021	1,737	(4)	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.8%
Information Technology 99.8%
2U, Inc. (a)	35	1,352
3D Systems Corporation (a)	55	1,516
8x8, Inc. (a)	45	1,466
A10 Networks, Inc. (a)	26	254
Accenture Public Limited Company - Class A	292	80,758
ACI Worldwide, Inc. (a)	56	2,133
ACM Research, Inc. - Class A (a)	5	372
Adobe Inc. (a)	221	105,279
ADS Alliance Data Systems, Inc.	20	2,246
ADTRAN, Inc.	23	386
Advanced Energy Industries, Inc.	19	2,068
Advanced Micro Devices, Inc. (a)	552	43,355
Agilysys, Inc. (a)	8	391
Akamai Technologies, Inc. (a)	76	7,698
Alarm.Com Holdings, Inc. (a)	20	1,765
Altair Engineering Inc. - Class A (a)	17	1,039
Alteryx, Inc. - Class A (a)	25	2,076
Ambarella Inc. (a)	17	1,729
American Software, Inc. - Class A	11	223
Amkor Technology, Inc.	52	1,240
Amphenol Corporation - Class A	277	18,276
Analog Devices, Inc.	171	26,454
Anaplan, Inc. (a)	49	2,657
ANSYS, Inc. (a)	40	13,553
AppFolio, Inc. - Class A (a)	7	971
Appian Corporation - Class A (a) (b)	15	1,978
Apple Inc. (a)	7,833	956,773
Applied Materials, Inc.	420	56,070
Arista Networks, Inc. (a)	26	7,993
Arrow Electronics, Inc. (a)	35	3,933
Aspen Technology, Inc. (a)	32	4,661
Autodesk, Inc. (a)	101	28,079
Automatic Data Processing, Inc.	198	37,227
Avalara, Inc. (a)	38	5,010
Avaya Holdings Corp. (a)	38	1,079
Avnet, Inc.	43	1,792
Axcelis Technologies, Inc. (a)	16	645
Badger Meter, Inc.	14	1,312
Belden Inc.	22	955
Benchmark Electronics, Inc.	16	503
Benefitfocus.Com, Inc. (a)	15	211
Bigcommerce Holdings, Inc. - Series 1 (a) (b)	5	310
Bill.Com Holdings Inc. (a)	24	3,505
Black Knight, Inc. (a)	73	5,382
Blackbaud, Inc. (a)	24	1,672
Blackline, Inc. (a)	22	2,381
Bottomline Technologies Inc. (a)	21	929
Box, Inc. - Class A (a)	78	1,792
Broadcom Inc.	186	86,278
Broadridge Financial Solutions, Inc.	54	8,249
Brooks Automation Inc.	34	2,794
Cadence Design Systems Inc. (a)	130	17,814
Calix, Inc. (a)	30	1,032
Cardtronics Group Limited - Class A (a)	16	631
Casa Systems, Inc. (a)	15	138
Cass Information Systems, Inc.	7	331
CDK Global, Inc.	60	3,221
CDW Corp.	66	10,864
Ceridian HCM Holding Inc. (a)	62	5,245
CEVA Inc. (a)	11	600
ChannelAdvisor Corp. (a)	9	223
Ciena Corp. (a)	74	4,054
Cirrus Logic Inc. (a)	25	2,122
Cisco Systems, Inc.	1,944	100,536
Citrix Systems Inc.	54	7,524
Cloudera, Inc. (a)	106	1,286
Cloudflare, Inc. - Class A (a)	92	6,445
CMC Materials Inc.	14	2,465
Cognex Corp.	81	6,723
Cognizant Technology Solutions Corp. - Class A	245	19,101
Coherent Inc. (a)	12	2,977
Cohu Inc. (a)	20	824
CommScope Holding Company, Inc. (a)	93	1,430
CommVault Systems Inc. (a)	21	1,357
Comtech Telecommunications Corp.	11	285
Concentrix Solutions Corporation (a)	21	3,152
Conduent Inc. (a)	87	579
Cornerstone OnDemand, Inc. (a)	25	1,069
Corning Incorporated	351	15,258
Coupa Software Incorporated (a)	32	8,114
Cree, Inc. (a)	50	5,371
CrowdStrike Holdings, Inc. - Class A (a)	81	14,768
CSG Systems International, Inc.	16	729
CTS Corp.	15	473
Datadog, Inc. - Class A (a)	82	6,813
Dell Technology Inc. - Class C (a)	114	10,029
Diebold Nixdorf Inc. (a)	30	430
Digi International Inc. (a)	12	224
Digital Turbine USA, Inc. (a)	35	2,797
Diodes Inc. (a)	19	1,552
DocuSign, Inc. (a)	82	16,500
Dolby Laboratories, Inc. - Class A	31	3,077
Domo Inc. - Class B (a)	8	441
Dropbox, Inc. - Class A (a)	148	3,941
DSP Group, Inc. (a)	6	92
DXC Technology Company (a)	122	3,820
Dynatrace Holdings LLC (a)	87	4,194
Eastman Kodak Company (a) (b)	18	140
Ebix Inc. (b)	11	342
EchoStar Corp. - Class A (a)	23	563
Egain Corporation (a)	9	88
Elastic NV (a)	28	3,128
Enphase Energy, Inc. (a)	56	9,008
Entegris, Inc.	61	6,867
Envestnet, Inc. (a)	25	1,803
EPAM Systems, Inc. (a)	26	10,143
ePlus Inc. (a)	7	662
Euronet Worldwide Inc. (a)	23	3,225
Everbridge, Inc. (a)	16	1,947
EVERTEC, Inc.	30	1,114
EVO Payments, Inc. - Class A (a)	21	584
ExlService Holdings Inc. (a)	17	1,498
Extreme Networks, Inc. (a)	57	501
F5 Networks, Inc. (a)	28	5,772
Fabrinet (a)	18	1,596
Fair Isaac Corporation (a)	14	6,636
FARO Technologies Inc. (a)	8	713
Fastly, Inc. - Class A (a) (b)	47	3,181
Fidelity National Information Services, Inc.	285	40,063
FireEye, Inc. (a)	110	2,153
First Solar, Inc. (a)	38	3,323
Fiserv, Inc. (a)	263	31,339
Five9 Inc. (a)	31	4,821
FleetCor Technologies Inc. (a)	38	10,242
Flex Ltd. (a)	224	4,106
FLIR Systems Inc.	61	3,428
FormFactor Inc. (a)	36	1,614
Fortinet, Inc. (a)	63	11,632
Gartner Inc. (a)	42	7,595
Global Payments Inc.	138	27,876
GoDaddy Inc. - Class A (a)	77	5,971
GTT Communications Inc. (a) (b)	16	29
Guidewire Software, Inc. (a)	40	4,035
Hackett Group Inc.	12	190
Harmonic, Inc. (a)	41	324
Hewlett Packard Enterprise Company	588	9,250
HP Inc.	631	20,029
HubSpot Inc. (a)	20	9,031
Ichor Holdings, Ltd. (a)	9	482
II-VI Incorporated (a)	46	3,163
Impinj, Inc. (a)	6	345
Infinera Corporation (a) (b)	74	713
INPHI Corporation (a)	24	4,360
Inseego Corp. (a) (b)	18	182
Insight Enterprises, Inc. (a)	17	1,640
Intel Corporation	1,886	120,704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
InterDigital Communications, Inc.	13	809
International Business Machines Corporation	410	54,571
International Money Express Inc. (a)	8	125
Intuit Inc.	121	46,228
IPG Photonics Corporation (a)	17	3,555
Itron Inc. (a)	17	1,518
J2 Cloud Services, LLC (a)	19	2,305
Jabil Inc.	60	3,115
Jack Henry & Associates Inc.	35	5,361
Juniper Networks, Inc.	152	3,846
Keysight Technologies, Inc. (a)	86	12,369
Kimball Electronics Group, LLC (a)	11	290
KLA-Tencor Corp.	72	23,661
Knowles Corporation (a)	44	913
Kulicke & Soffa Industries Inc.	27	1,307
Lam Research Corp.	66	39,479
Lattice Semiconductor Corp. (a)	62	2,812
Limelight Networks, Inc. (a) (b)	55	195
Littelfuse Inc.	11	2,887
LivePerson, Inc. (a)	29	1,550
Liveramp, Inc. (a)	33	1,702
Lumentum Holdings Inc. (a)	34	3,088
MACOM Technology Solutions Holdings, Inc. (a)	22	1,281
MagnaChip Semiconductor, Ltd. (a)	9	227
Manhattan Associates Inc. (a)	28	3,333
Marvell Technology Group Ltd	311	15,215
MasterCard Incorporated - Class A	410	145,809
Maxim Integrated Products, Inc. (a)	122	11,175
MAXIMUS Inc.	27	2,424
MaxLinear, Inc. (a)	32	1,076
Medallia, Inc. (a)	37	1,043
Methode Electronics Inc.	18	752
Microchip Technology Incorporated	121	18,719
Micron Technology, Inc. (a)	511	45,101
Microsoft Corporation	3,309	780,133
MicroStrategy Inc. - Class A (a) (b)	3	2,357
Mimecast Uk Limited (a)	27	1,083
Mitek Systems, Inc. (a)	16	230
MKS Instruments, Inc.	27	4,920
Model N, Inc. (a)	11	382
MongoDB, Inc. - Class A (a)	25	6,557
Monolithic Power Systems Inc.	19	6,881
Motorola Solutions Inc.	78	14,716
MTS Systems Corp. (a)	9	503
NAPCO Security Technologies Inc. (a)	4	153
National Instruments Corp.	61	2,628
NCR Corporation (a)	60	2,263
NeoPhotonics Corporation (a)	13	161
NetApp, Inc.	101	7,353
NETGEAR, Inc. (a)	15	633
NetScout Systems, Inc. (a)	39	1,099
New Relic, Inc. (a)	22	1,356
NIC Inc.	32	1,094
Nlight, Inc. (a)	20	661
NortonLifelock Inc.	261	5,554
Novantas Inc. (a)	17	2,218
Nuance Communications, Inc. (a)	131	5,699
Nutanix, Inc. - Class A (a)	85	2,266
NVIDIA Corporation	285	152,135
NXP Semiconductors N.V.	129	25,950
Okta, Inc. - Class A (a)	55	12,197
On Semiconductor Corporation (a)	187	7,779
Onespan, Inc. (a)	15	360
Onto Innovation Inc. (a)	22	1,477
Oracle Corporation	903	63,350
OSI Systems Inc. (a)	8	800
Pagerduty, Inc. (a)	9	361
Palo Alto Networks, Inc. (a)	44	14,057
PAR Technology Corp. (a) (b)	9	575
Paychex Inc.	150	14,720
Paycom Software, Inc. (a)	23	8,672
Paylocity Holding Corporation (a)	17	3,012
Paypal Holdings, Inc. (a)	512	124,404
PC Connection, Inc. (a)	6	270
PDF Solutions Inc. (a)	9	161
Pegasystems Inc.	19	2,178
Perficient, Inc. (a)	17	990
Perspecta Inc.	72	2,099
Photronics Inc. (a)	34	436
Ping Identity Holding Corp. (a)	20	443
Plantronics Inc. (a)	16	636
Plexus Corp. (a)	12	1,092
Pluralsight, Inc. - Class A (a)	52	1,172
Power Integrations Inc.	28	2,321
Progress Software Corp.	21	936
Proofpoint, Inc. (a)	27	3,398
PROS Holdings, Inc. (a)	17	731
PTC Inc. (a)	51	7,067
Pure Storage, Inc. - Class A (a)	109	2,354
Q2 Holdings, Inc. (a)	21	2,133
QAD Inc. - Class A	6	393
Qorvo, Inc. (a)	53	9,737
Qualcomm Incorporated	520	68,952
Qualys, Inc. (a)	16	1,682
Rackspace Technology, Inc. (a) (b)	17	405
Rambus Inc. (a)	52	1,010
Rapid7, Inc. (a)	22	1,627
RealPage, Inc. (a)	42	3,701
Repay Holdings Corporation - Class A (a) (b)	38	892
Ribbon Communications Inc. (a)	25	207
RingCentral, Inc. - Class A (a)	35	10,399
Rogers Corp. (a)	9	1,676
Sabre Corporation (a)	147	2,174
SailPoint Technologies Holdings, Inc. (a)	41	2,077
Salesforce.Com, Inc. (a)	419	88,690
Sanmina Corp. (a)	33	1,362
ScanSource Inc. (a)	12	372
Seagate Technology Public Limited Company	107	8,234
Semtech Corp. (a)	32	2,213
ServiceNow, Inc. (a)	90	44,811
Shift4 Payments, LLC - Class A (a)	15	1,231
ShotSpotter, Inc. (a)	3	115
Silicon Laboratories Inc. (a)	21	2,961
Sitime Corporation (a)	4	353
Skyworks Solutions, Inc.	78	14,228
Slack Technologies, Inc. - Class A (a)	212	8,615
SMART Global Holdings, Inc. (a)	10	472
Smartsheet Inc. - Class A (a)	49	3,145
Snowflake Inc. - Class A (a) (b)	12	2,850
SolarEdge Technologies Ltd. (a)	24	6,818
SolarWinds Corporation (a)	23	397
Splunk Inc. (a)	74	10,067
Sprout Social, Inc. - Class A (a)	8	439
SPS Commerce, Inc. (a)	17	1,681
Square, Inc. - Class A (a)	178	40,362
SS&C Technologies Holdings, Inc.	108	7,555
SunPower Corporation (a) (b)	41	1,363
Super Micro Computer, Inc. (a)	17	674
SVMK Inc. (a)	60	1,093
Switch Inc - Class A	37	596
Sykes Enterprises Inc. (a)	20	868
Synaptics Incorporated (a)	17	2,320
SYNNEX Corporation	21	2,418
Synopsys Inc. (a)	70	17,377
TE Connectivity Ltd.	153	19,791
Tenable Holdings, Inc. (a)	30	1,083
Teradata Corporation (a)	47	1,818
Teradyne Inc.	76	9,255
Texas Instruments Incorporated	422	79,790
The Trade Desk, Inc. - Class A (a)	19	12,548
The Western Union Company	186	4,596
Trimble Inc. (a)	115	8,970
TTEC Holdings, Inc.	8	761
TTM Technologies, Inc. (a)	45	655
Tucows Inc. - Class A (a) (b)	4	338
Twilio Inc. - Class A (a)	65	22,129
Tyler Technologies Inc. (a)	19	7,860
Ultra Clean Holdings, Inc. (a)	19	1,096
Unisys Corp. (a)	25	629
Universal Display Corporation	19	4,534

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Upland Software, Inc. (a)	11	521
Upstate Property Rentals, LLC (a)	17	1,556
Varonis Systems, Inc. (a)	42	2,179
Veeco Instruments Inc. (a)	24	491
Verint Systems Inc. (a)	27	1,248
VeriSign, Inc. (a)	47	9,261
Verra Mobility Corporation - Class A (a)	57	766
Vertex, Inc. - Class A (a)	11	236
ViaSat, Inc. (a)	21	1,019
Viavi Solutions Inc. (a)	110	1,724
VirnetX Holding Corporation (a) (b)	19	103
Visa Inc. - Class A	779	164,964
Vishay Intertechnology Inc.	64	1,541
Vishay Precision Group, Inc. (a)	4	133
VMware, Inc. - Class A (a) (b)	39	5,921
Vontier Corporation (a)	78	2,348
Western Digital Corporation (a)	139	9,245
Wex, Inc. (a)	21	4,368
Workday, Inc. - Class A (a)	83	20,717
Workiva Inc. - Class A (a)	16	1,392
Xerox Holdings Corporation	78	1,900
Xilinx, Inc. (a)	113	14,023
Xperi Holding Corporation	51	1,112
Yext, Inc. (a)	35	508
Zebra Technologies Corp. - Class A (a)	25	11,911
Zendesk, Inc. (a)	54	7,165
Zoom Video Communications, Inc. - Class A (a)	90	28,936
Zscaler, Inc. (a)	34	5,868
Zuora, Inc. - Class A (a)	49	719
Total Common Stocks (cost $2,203,105)		4,852,919
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.00% (c) (d)	17,280	17,280
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	10,766	10,766
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 09/09/21 (e) (f)	1,859	1,859
Total Short Term Investments (cost $29,905)		29,905
Total Investments 100.4% (cost $2,233,010)		4,882,824
Other Derivative Instruments 0.0%		369
Other Assets and Liabilities, Net (0.4)%		(18,014)
Total Net Assets 100.0%		4,865,179

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	152	June 2021	20,137	369	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 97.0%
Japan 24.7%
ABC-Mart Inc.	4	214
Acom Co. Ltd.	44	207
Advantest Corporation	21	1,897
AEON Co. Ltd.	71	2,111
AEON Mall Co. Ltd.	11	186
Air Water Inc. (a)	18	312
Aisin Seiki Co. Ltd.	17	634
Ajinomoto Co. Inc.	51	1,041
Alfresa Holdings Corp.	21	408
All Nippon Airways Co. Ltd. (a) (b)	13	301
Amada Co. Ltd.	33	366
Asahi Breweries Ltd.	48	2,047
Asahi Glass Co. Ltd.	21	896
Asahi Intecc Co., Ltd.	21	571
Asahi Kasei Corp.	133	1,539
Astellas Pharma Inc.	200	3,078
Azbil Corporation	12	536
Bandai Namco Holdings Inc.	22	1,538
Bank of Kyoto Ltd. (a)	6	352
Bridgestone Corp.	57	2,305
Brother Industries Ltd. (a)	24	537
Calbee,Inc.	9	219
Canon Inc.	107	2,418
Capcom Co. Ltd.	17	567
Casio Computer Co. Ltd. (a)	22	416
Central Japan Railway Co. (a)	15	2,305
China Bank Ltd. (a)	53	350
Chubu Electric Power Co. Inc.	71	912
Chugai Pharmaceutical Co. Ltd.	72	2,930
Chugoku Electric Power Co. Inc. (a)	30	366
Coca-Cola Bottlers Japan Holdings Inc.	14	238
Concordia Financial Group, Ltd. (a)	118	480
COSMOS Pharmaceutical Corporation	2	312
CyberAgent Inc.	45	817
Dai Nippon Printing Co. Ltd.	25	519
Daifuke Co. Ltd.	11	1,085
Dai-ichi Life Holdings, Inc. (a)	116	2,004
Daiichi Sankyo Company, Ltd	180	5,267
Daikin Industries Ltd.	27	5,385
Dainippon Sumitomo Pharma Co. Ltd.	20	348
Daito Trust Construction Co. Ltd.	7	789
Daiwa House Industry Co. Ltd.	61	1,791
Daiwa House REIT Investment Corporation	—	551
Daiwa Securities Group Inc. (a)	153	792
Denso Corp.	46	3,066
Dentsu Inc.	22	719
Disco Corp.	3	978
East Japan Railway Co.	32	2,262
Eisai Co. Ltd.	27	1,794
Fanuc Ltd.	21	4,881
Fast Retailing Co. Ltd.	6	4,964
Fuji Electric Holdings Co. Ltd.	14	583
FUJIFILM Holdings Corp.	38	2,280
Fujitsu Ltd.	21	3,059
Fukuoka Financial Group, Inc. (a)	20	371
GLP J-REIT	—	631
GMO Payment Gateway, Inc.	4	560
Hakuhodo DY Holdings Incorporated	26	431
Hamamatsu Photonics KK	15	907
Hankyu Hanshin Holdings Inc.	25	788
Harmonic Drive Systems Inc. (a)	4	258
Hikari Tsushin Inc.	2	463
Hino Motors Ltd.	33	288
Hirose Electric Co. Ltd.	3	523
Hisamitsu Pharmaceutical Co. Inc.	6	366
Hitachi Construction Machinery Co. Ltd.	12	370
Hitachi Ltd.	103	4,647
Hitachi Metals Ltd. (b)	22	357
Honda Motor Co. Ltd.	174	5,234
Hoshizaki Corporation	5	465
Hoya Corp.	40	4,726
Hulic Co. Ltd.	30	358
IBIDEN Co., Ltd.	11	486
Idemitsu Kosan Co., Ltd. (a)	21	551
Iida Group Holdings Co., Ltd.	15	358
Inpex Corporation	106	726
Isuzu Motors Ltd.	57	613
ITO EN, LTD.	5	326
ITOCHU Corp. (a)	143	4,629
ITOCHU Techno-Solutions Corporation	11	345
Japan Airlines Co., Ltd (b)	11	256
Japan Airport Terminal Co. Ltd. (a) (b)	6	271
Japan Exchange Group Inc.	56	1,309
Japan Post Bank Co., Ltd. (a)	43	415
Japan Post Holdings Co., Ltd.	171	1,524
Japan Post Insurance Co., Ltd.	23	473
Japan Real Estate Investment Corp. (a)	—	852
Japan Retail Fund Investment Corp.	1	734
Japan Tobacco Inc.	128	2,453
JFE Holdings Inc.	50	623
JS Group Corp.	28	767
JSR Corp. (a)	21	639
JXTG Holdings, Inc. (a)	333	1,513
Kajima Corp.	46	660
Kakaku.com Inc.	15	397
Kansai Electric Power Co. Inc. (a)	77	835
Kansai Paint Co. Ltd.	19	504
Kao Corp.	51	3,372
KDDI Corp. (a)	172	5,289
Keihan Holdings Co. Ltd.	10	421
Keikyu Corp.	25	372
Keio Corp.	11	733
Keisei Electric Railway Co. Ltd.	14	472
Keyence Corp.	19	8,822
Kikkoman Corp.	16	953
Kintetsu Corp. (b)	18	684
Kirin Holdings Co. Ltd.	88	1,685
Kobayashi Pharmaceutical Co. Ltd.	6	514
Kobe Bussan Co., Ltd.	12	327
Koito Manufacturing Co. Ltd.	11	728
Komatsu Ltd.	93	2,888
Konami Corp.	10	586
Kose Corp.	3	482
Kubota Corp.	110	2,503
Kuraray Co. Ltd.	32	368
Kurita Water Industries Ltd.	10	444
Kyocera Corp.	34	2,186
Kyowa Kirin Co., Ltd.	28	843
Kyushu Electric Power Co. Inc.	40	394
Kyushu Railway Company	16	375
Lasertec Corporation	8	1,076
Lawson Inc.	5	251
Lion Corp.	25	489
M3, Inc.	47	3,234
Makita Corp.	25	1,056
Marubeni Corp. (a)	179	1,492
Marui Group Co. Ltd. (a)	22	413
Mazda Motor Corp. (b)	63	520
McDonald's Holdings Co. Japan Ltd.	7	332
Medipal Holdings Corp.	21	405
Meiji Holdings Co., Ltd. (a)	13	819
Mercari, Inc. (b)	8	371
Minebea Mitsumi Inc.	39	1,008
MISUMI Group Inc.	31	896
Mitsubishi Chemical Holdings Corporation	139	1,043
Mitsubishi Corp.	143	4,063
Mitsubishi Electric Corp.	193	2,951
Mitsubishi Estate Co. Ltd.	127	2,229
Mitsubishi Gas Chemical Co. Inc.	17	408
Mitsubishi Heavy Industries Ltd.	35	1,096
Mitsubishi UFJ Financial Group Inc. (a)	1,296	6,886
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	74	446
Mitsui & Co. Ltd.	175	3,644
Mitsui Chemicals Inc.	20	630
Mitsui Fudosan Co. Ltd.	99	2,248
Miura Co.,Ltd.	9	488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Mizuho Financial Group Inc.	257	3,684
MonotaRO Co., Ltd.	28	755
MS&AD Insurance Group Holdings, Inc.	47	1,381
Murata Manufacturing Co. Ltd.	61	4,933
Nabtesco Corp.	12	569
Nagoya Railroad Co. Ltd. (b)	20	489
NEC Corp.	27	1,595
NEC Electronics Corp. (b)	83	915
NEXON Co.,Ltd.	51	1,661
NGK Insulators Ltd.	27	497
NGK Spark Plug Co. Ltd.	16	277
Nidec Corp.	47	5,793
Nihon M & A Center Inc.	32	868
Nintendo Co. Ltd.	12	6,637
Nippon Building Fund Inc.	—	937
Nippon Express Co. Ltd.	8	567
Nippon Meat Packers Inc.	9	400
Nippon Paint Co. Ltd.	79	1,141
Nippon Shinyaku Co., Ltd.	5	395
Nippon Steel Corporation	88	1,502
Nippon Telegraph & Telephone Corp.	137	3,517
Nippon Yusen KK (a)	16	555
Nissan Chemical Industries Ltd.	13	707
Nissan Motor Co., Ltd. (b)	243	1,362
Nisshin Seifun Group Inc. (a)	22	364
Nissin Foods Holdings Co. Ltd. (a)	7	512
Nitori Co. Ltd.	9	1,669
Nitto Denko Corp.	17	1,438
Nomura Holdings Inc.	339	1,783
Nomura Real Estate Holdings, Inc.	13	311
Nomura Real Estate Master Fund. Inc.	—	661
Nomura Research Institute Ltd.	35	1,089
NSK Ltd. (a)	37	381
NTT Data Corp.	66	1,021
Obayashi Corp.	69	630
Obic Co. Ltd.	8	1,377
Odakyu Electric Railway Co. Ltd. (a)	32	867
OJI Holdings Corp.	89	575
Olympus Corp.	124	2,567
Omron Corp.	20	1,532
Ono Pharmaceutical Co. Ltd.	39	1,010
Oracle Corp. Japan	4	391
Oriental Land Co. Ltd.	21	3,205
ORIX Corp.	142	2,384
Orix J-REIT Inc.	—	465
Osaka Gas Co. Ltd.	39	762
Otsuka Corp.	11	502
Otsuka Holdings Co., Ltd.	42	1,769
Pan Pacific International Holdings Corporation	45	1,068
Panasonic Corp.	233	3,017
PeptiDream Inc. (b)	10	468
Persol Holdings Co., Ltd.	19	370
Pigeon Corp.	13	490
Pola Orbis Holdings Inc.	9	217
Prologis	—	750
Rakuten Inc.	94	1,125
Recruit Holdings Co., Ltd.	144	7,078
Resona Holdings Inc.	220	924
Ricoh Co. Ltd. (a)	70	709
Rinnai Corp.	4	449
Rohm Co. Ltd.	9	933
Ryohin Keikaku Co. Ltd.	26	613
Santen Pharmaceutical Co. Ltd.	39	541
SBI Holdings Inc.	26	705
SCSK Corporation	5	297
Secom Co. Ltd.	22	1,862
Sega Sammy Holdings Inc.	17	271
Seibu Holdings Inc. (b)	22	243
Seiko Epson Corp. (a)	31	508
Sekisui Chemical Co. Ltd. (a)	40	766
Sekisui House Ltd.	66	1,420
Seven & I Holdings Co., Ltd.	81	3,259
SG Holdings Co., Ltd.	33	754
Sharp Corp. (a)	22	387
Shimadzu Corp.	24	854
Shimamura Co. Ltd.	3	301
Shimano Inc.	8	1,889
Shimizu Corp.	62	505
Shin-Etsu Chemical Co. Ltd.	38	6,343
Shinsei Bank Ltd.	18	289
Shionogi & Co. Ltd.	28	1,535
Shiseido Co. Ltd.	42	2,844
Shizuoka Bank Ltd.	49	384
SMC Corp.	6	3,552
Softbank Corp. (a)	306	3,989
SoftBank Group Corp.	167	14,208
Sohgo Security Services Co. Ltd.	8	379
Sompo Holdings, Inc.	37	1,402
Sony Corp.	134	14,117
Square Enix Holdings Co. Ltd.	10	540
Stanley Electric Co. Ltd.	14	419
Subaru Corp. NPV (a)	64	1,289
SUMCO Corporation	27	625
Sumitomo Chemical Co. Ltd. (a)	155	808
Sumitomo Corp.	128	1,825
Sumitomo Electric Industries Ltd.	81	1,213
Sumitomo Metal Mining Co. Ltd.	25	1,102
Sumitomo Mitsui Financial Group Inc.	139	5,049
Sumitomo Mitsui Trust Holdings Inc. (a)	37	1,276
Sumitomo Realty & Development Co. Ltd. (a)	34	1,201
Sundrug Co. Ltd.	8	289
Suntory Beverage & Food Limited	14	531
Suzuken Co. Ltd.	7	260
Suzuki Motor Corp.	39	1,794
Sysmex Corp.	18	1,926
T&D Holdings Inc.	58	745
Taiheiyo Cement Corp. (a)	13	352
Taisei Corp. (a)	20	782
Taisho Pharmaceutical Holdings Company Ltd.	4	239
Taiyo Nippon Sanso Corp.	16	298
Takeda Pharmaceutical Co. Ltd.	167	6,038
TDK Corp.	14	1,926
Tecmo Koei Holdings Co., Ltd.	6	258
Teijin Ltd. (a)	20	337
Terumo Corp.	68	2,473
THK Co. Ltd.	13	458
TIS Inc.	24	562
Tobu Railway Co. Ltd.	20	536
Toho Co. Ltd.	13	509
Toho Gas Co. Ltd. (a)	8	495
Tohoku Electric Power Co. Inc.	48	453
Tokio Marine Holdings Inc. (a)	68	3,229
Tokyo Century Corp. (a)	5	317
Tokyo Electric Power Co. Holdings Inc. (b)	162	542
Tokyo Electron Ltd.	16	6,775
Tokyo Gas Co. Ltd.	40	896
Tokyu Corp. (a)	52	689
Tokyu Fudosan Holdings Corporation	63	375
Toppan Printing Co. Ltd.	30	511
Toray Industries Inc.	145	940
Toshiba Corp.	41	1,405
Tosoh Corp.	28	536
TOTO Ltd.	15	922
Toyo Suisan Kaisha Ltd.	10	421
Toyoda Gosei Co. Ltd.	7	174
Toyota Industries Corp.	16	1,403
Toyota Motor Corp.	225	17,610
Toyota Tsusho Corp.	23	961
Trend Micro Inc.	14	693
TSURUHA Holdings ,Inc.	4	516
Unicharm Corp.	42	1,786
United Urban Investment Corp.	—	414
USS Co. Ltd.	23	451
Welcia Holdings Co.,Ltd.	10	357
West Japan Railway Co. (a)	17	951
Yahoo! Japan Corp.	283	1,413
Yakult Honsha Co. Ltd.	13	653
Yamada Denki Co. Ltd.	80	432
Yamaha Corp.	14	776
Yamaha Motor Co. Ltd.	30	736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Yamato Holdings Co. Ltd.	31	860
Yamazaki Baking Co. Ltd.	13	210
Yaskawa Electric Corp.	26	1,288
Yokogawa Electric Corp.	25	460
ZOZO, Inc.	12	341
		431,328
United Kingdom 12.8%
3i Group plc	103	1,635
Admiral Group PLC	20	871
Anglo American PLC	131	5,137
Ashtead Group Public Limited Company	48	2,848
Associated British Foods PLC (b)	37	1,238
AstraZeneca PLC	139	13,930
Auto Trader Group PLC (b)	102	777
AVEVA Group plc	12	567
Aviva PLC	416	2,344
BAE Systems PLC	341	2,377
Barclays PLC	1,836	4,698
Barratt Developments P L C	111	1,144
BP P.L.C.	2,151	8,699
British American Tobacco P.L.C.	244	9,305
BT Group Plc (b)	938	2,001
Bunzl Public Limited Company	36	1,146
Burberry Group PLC (b)	43	1,127
Coca-Cola European Partners PLC	21	1,113
Compass Group PLC (b)	189	3,800
Croda International Public Limited Company	14	1,255
DCC Public Limited Company	11	936
Diageo PLC	248	10,209
Direct Line Insurance Limited	140	606
Evraz PLC	52	417
Experian PLC	97	3,339
Ferguson PLC	24	2,879
Fiat Chrysler Automobiles N.V. (b)	218	3,861
GlaxoSmithKline PLC	533	9,419
GVC Holdings PLC (b)	63	1,325
Halma Public Limited Company	40	1,302
Hargreaves Lansdown PLC	35	734
Hikma Pharmaceuticals Public Limited Company	18	579
HSBC Holdings PLC	2,163	12,628
Imperial Brands PLC	102	2,100
Informa Switzerland Limited (b)	158	1,215
InterContinental Hotels Group PLC (b)	18	1,246
Intertek Group Plc	17	1,306
J Sainsbury PLC	200	669
JD Sports Fashion Plc (b)	45	510
Johnson Matthey PLC	21	868
Kingfisher Plc	231	1,012
Land Securities Group PLC	74	707
Legal & General Group PLC	643	2,474
Lloyds Banking Group PLC	7,493	4,394
London Stock Exchange Group PLC	33	3,207
M&G PLC	269	769
Melrose Holdings Limited	516	1,185
Mondi plc	52	1,327
National Grid PLC	373	4,451
Next PLC (b)	14	1,520
Ocado Group PLC (b)	50	1,405
Pearson PLC	78	835
Persimmon Public Limited Company	34	1,386
Phoenix Group Holdings PLC	55	559
Prudential Public Limited Company (c)	279	5,950
Reckitt Benckiser Group PLC	75	6,766
Relx PLC	206	5,171
Rentokil Initial PLC	202	1,347
Rio Tinto PLC	119	9,109
Rolls-Royce Holdings plc (b)	896	1,296
RSA Insurance Group PLC	109	1,028
Schroders PLC	13	625
SEGRO Public Limited Company	126	1,629
Severn Trent PLC	26	829
Smith & Nephew PLC	94	1,787
Smiths Group PLC	44	922
Spirax-Sarco Engineering PLC	8	1,220
SSE PLC	110	2,216
St. James's Place PLC	57	1,001
Standard Chartered PLC	282	1,943
Standard Life Aberdeen PLC	238	951
Taylor Wimpey PLC	382	951
Tesco PLC	829	2,616
The Berkeley Group Holdings PLC	13	821
The British Land Company Public Limited Company	99	686
The Royal Bank of Scotland Group Public Limited Company	514	1,391
The Sage Group PLC.	117	987
Unilever PLC	279	15,611
United Utilities Group PLC	72	921
Vodafone Group Public Limited Company	2,865	5,216
Whitbread PLC (b)	21	992
WM Morrison Supermarkets P L C	262	659
WPP 2012 Limited	130	1,663
		223,695
France 10.2%
Accor SA (b)	20	766
Adevinta ASA - Class B (b)	24	356
Aeroports de Paris (b)	3	377
Alstom (b)	27	1,342
Amundi	7	545
Arkema	7	895
AtoS SE	11	846
AXA SA	207	5,546
Biomerieux SA	4	543
BNP Paribas SA	119	7,284
Bollore SA	90	437
Bouygues SA	24	953
Bureau Veritas	32	898
Capgemini SA	17	2,936
Carrefour SA	64	1,158
Cie de Saint-Gobain	55	3,231
Cie Generale d'Optique Essilor International SA	30	4,947
CNP Assurances SA	18	342
Compagnie Generale des Etablissements Michelin	18	2,683
Covivio	5	447
Credit Agricole SA	125	1,813
Danone	66	4,518
Dassault Aviation SA	—	318
Dassault Systemes SA	14	3,032
EDENRED	26	1,361
Eiffage	9	919
Electricite de France	66	894
Engie	193	2,748
Eurazeo SA	4	306
Faurecia	12	632
Gecina SA	5	676
Getlink S.E.	47	721
Hermes International SCA	3	3,741
Iliad SA	1	278
IPSEN	4	363
Kering SA	8	5,549
Klepierre	22	517
La Francaise Des Jeux	9	387
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	50	8,217
Legrand SA	28	2,644
L'Oreal SA	27	10,256
LVMH Moet Hennessy Louis Vuitton SE	30	19,690
Natixis	100	479
Orange SA	214	2,633
Orpea	6	642
Pernod-Ricard SA	22	4,156
Publicis Groupe SA	23	1,434
Remy Cointreau SA (a)	2	455
Renault SA (b)	20	879
Safran	34	4,660
Sanofi SA	120	11,900
Sartorius Stedim Biotech	3	1,235
Schneider Electric SE (b)	57	8,737
SCOR	17	577
SEB SA	3	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Societe Generale SA	87	2,287
Sodexo SA (b)	9	885
SUEZ	36	761
Teleperformance	6	2,294
Thales SA	11	1,131
Total SA (a)	268	12,489
Ubisoft Entertainment (b)	10	728
Valeo	25	842
Veolia Environnement	58	1,504
VINCI	56	5,703
Vivendi SA	88	2,879
Wendel SA	3	387
Worldline (b)	25	2,132
		178,412
Germany 8.6%
Adidas AG - Class N	20	6,311
Allianz SE	44	11,177
Aroundtown SA	107	762
BASF SE - Class N	97	8,097
Bayer AG - Class N	104	6,608
Bayerische Motoren Werke AG	36	3,689
Bechtle Aktiengesellschaft	3	516
Beiersdorf AG	11	1,151
Brenntag AG - Class N	16	1,383
Carl Zeiss Meditec AG	4	663
Continental AG (b)	12	1,578
Covestro AG	19	1,270
Daimler AG - Class N	91	8,103
Delivery Hero SE (b)	14	1,799
Deutsche Bank Aktiengesellschaft - Class N (b)	212	2,537
Deutsche Boerse AG - Class N	20	3,368
Deutsche Lufthansa AG (b)	29	388
Deutsche Post AG - Class N	105	5,757
Deutsche Telekom AG - Class N	353	7,128
Dresdner Bank AG (b)	109	668
DW Property Invest GmbH	36	1,678
E.ON SE - Class N	240	2,807
Evonik Industries AG	23	797
Fresenius Medical Care AG & Co. KGaA	23	1,681
Fresenius SE & Co. KGaA	44	1,963
GEA Group AG	17	709
Hannover Rueck SE - Class N	6	1,150
HeidelbergCement AG	16	1,446
Hellofresh SE (b)	15	1,138
Henkel AG & Co. KGaA	11	1,075
Hochtief AG	3	264
Infineon Technologies AG - Class N	140	5,952
Kion Group AG	7	674
Knorr - Bremse Aktiengesellschaft	7	927
LANXESS Aktiengesellschaft	9	645
LEG Immobilien AG	8	1,021
Merck KGaA	14	2,381
MTU Aero Engines AG - Class N	6	1,316
Muenchener Rueckversicherungs AG - Class N	15	4,570
Nemetschek SE	6	383
Puma SE	10	1,019
Rational AG	1	391
RWE AG	68	2,689
SAP SE	111	13,618
Scout24 Holding GmbH	12	891
Siemens AG - Class N	81	13,347
Siemens Energy AG (b)	42	1,525
Siemens Healthineers AG	28	1,526
Symrise AG	14	1,678
TeamViewer AG (b)	16	693
Telefonica Deutschland Holding AG	108	317
Uniper SE	22	794
United Internet AG - Class N	11	461
Volkswagen AG	3	1,218
Vonovia SE	56	3,659
Zalando SE (b)	16	1,612
		150,968
Switzerland 8.0%
ABB Ltd. - Class N	195	5,933
Adecco Group AG - Class N	17	1,147
Alcon AG	52	3,671
Baloise Holding AG - Class N	5	840
Banque Cantonale Vaudoise - Class N	3	290
Barry Callebaut AG - Class N	—	732
Clariant AG - Class N	20	413
Coca-Cola HBC AG	22	709
Compagnie Financiere Richemont SA	56	5,354
Credit Suisse Group AG - Class N	263	2,762
EMS-Chemie Holding AG	1	798
Geberit AG - Class N	4	2,489
Givaudan SA - Class N	1	3,806
Glencore PLC	1,058	4,150
Julius Bar Gruppe AG - Class N	23	1,500
Kühne + Nagel International AG	6	1,656
LafargeHolcim Ltd.	55	3,254
Lindt & Spruengli AG - Class N	—	1,007
Logitech International S.A. - Class N	17	1,821
Lonza Group AG	8	4,460
Nestle SA - Class N	306	34,149
Novartis AG - Class N	236	20,161
Partners Group Holding AG	2	2,539
Roche Holding AG (a)	3	992
Schindler Holding AG - Class N	2	592
SGS SA - Class N	1	1,821
Sika AG	15	4,328
Sonova Holding AG	6	1,531
STMicroelectronics NV	68	2,588
Straumann Holding AG - Class N	1	1,387
Swatch Group AG	3	906
Swatch Group AG - Class N	6	322
Swiss Life Holding AG - Class N	3	1,605
Swiss Prime Site AG - Class N	8	769
Swiss Re AG	31	3,014
Swisscom AG - Class N	3	1,458
Temenos Group AG - Class N	7	1,029
UBS Group AG	389	6,033
Vifor Pharma Management AG (a)	5	676
Zurich Insurance Group AG - Class N	16	6,813
		139,505
Australia 7.2%
Afterpay Limited (b)	22	1,758
AGL Energy Limited	68	497
AMP Ltd. (b)	361	347
Ampol Limited	27	505
APA Group	126	966
Aristocrat Leisure Limited	61	1,589
ASX Ltd.	21	1,138
Aurizon Holdings Limited	207	613
AusNet Services Holdings Pty Ltd	213	298
Australia & New Zealand Banking Group Ltd.	303	6,494
BHP Group PLC	224	6,465
BHP Group PLC	313	10,827
BlueScope Steel Ltd.	52	769
Brambles Limited	158	1,276
CIMIC Group Limited	12	160
Coca-Cola Amatil Ltd.	53	538
Cochlear Ltd.	7	1,161
Coles Group Limited	140	1,713
Commonwealth Bank of Australia	188	12,319
Computershare Ltd.	54	616
Crown Resorts Limited	38	344
CSL Ltd. (a)	48	9,740
DEXUS Funds Management Limited	120	886
Evolution Mining Limited	173	544
Fortescue Metals Group Ltd.	179	2,733
Goodman Funding Pty Ltd	178	2,455
GPT Group	209	729
Insurance Australia Group Ltd.	250	889
LendLease Corp. Ltd.	73	722
Macquarie Group Limited	36	4,226
Magellan Financial Group Ltd	14	467
Medibank Private Limited	288	614
Mirvac Group	424	805

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
National Australia Bank Ltd.	349	6,909
Newcrest Mining Ltd.	86	1,609
Northern Star Resources Ltd.	109	799
Oil Search Ltd.	212	667
Orica Ltd.	46	490
Origin Energy Ltd.	197	705
Qantas Airways Ltd. (b)	84	327
QBE Insurance Group Ltd.	155	1,136
Ramsay Health Care Ltd.	20	1,022
REA Group Ltd. (a)	6	595
Rio Tinto Ltd.	39	3,311
Santos Ltd.	187	1,015
Scentre Group Limited	560	1,202
SEEK Limited (b)	36	788
Sonic Health Care Ltd.	47	1,266
South32 Limited	505	1,079
Stockland	249	832
Suncorp Group Ltd.	136	1,025
Sydney Airport Corporation Limited (b)	143	673
Tabcorp Holdings Ltd.	224	799
Telstra Corp. Ltd.	444	1,149
TPG Telecom Limited (b)	45	216
Transurban Group	289	2,933
Treasury Wine Estates Limited	76	600
Vicinity Centres RE Ltd	371	466
Washington H Soul Pattinson & Co. Ltd. (a)	12	281
Wesfarmers Ltd.	121	4,859
Westpac Banking Corporation	383	7,106
Wisetech Global Limited	17	366
Woodside Petroleum Ltd.	101	1,855
Woolworths Group Ltd.	134	4,162
		125,445
Netherlands 5.7%
ABN AMRO Bank N.V. - DUTCHCERT	44	539
Adyen B.V. (b)	2	4,331
Aegon NV	192	915
Airbus SE (b)	63	7,093
Akzo Nobel N.V.	20	2,278
argenx SE (b)	5	1,321
ASM International N.V.	4	1,283
ASML Holding	45	27,855
CNH Industrial N.V. (a) (b)	109	1,697
Heineken Holding N.V.	13	1,126
Heineken NV	27	2,814
ING Groep N.V.	416	5,114
JDE Peet's N.V.	7	270
Just Eat Takeaway.Com N.V. (b)	14	1,266
Koninklijke Ahold Delhaize N.V.	118	3,294
Koninklijke DSM N.V.	18	3,112
Koninklijke KPN N.V.	374	1,272
Koninklijke Philips N.V.	97	5,515
Koninklijke Vopak N.V.	8	389
NN Group N.V.	31	1,521
Prosus N.V. (b)	52	5,777
Randstad NV (a)	13	895
Royal Dutch Shell PLC - Class A	435	8,434
Royal Dutch Shell PLC - Class B	393	7,193
Unibail-Rodamco SE	15	1,199
Wolters Kluwer NV - Class C	28	2,482
		98,985
Sweden 3.4%
Aktiebolaget Electrolux - Class B (a)	24	672
Aktiebolaget Industrivarden - Class A	10	386
Aktiebolaget Industrivarden - Class C	17	582
Aktiebolaget SKF - Class B (a)	41	1,158
Aktiebolaget Volvo - Class B (a)	152	3,844
Alfa Laval AB	33	1,011
Assa Abloy AB - Class B	107	3,088
Atlas Copco Aktiebolag - Class A	71	4,332
Atlas Copco Aktiebolag - Class B	41	2,155
Boliden AB	30	1,099
Epiroc Aktiebolag - Class A	70	1,587
Epiroc Aktiebolag - Class B	40	841
EQT AB (d)	24	804
Essity Aktiebolag (publ) (a)	65	2,055
Evolution Gaming Group AB (publ)	17	2,490
Fastighets Ab Balder - Class B (b)	10	500
Hennes & Mauritz AB - Class B (b)	85	1,917
Hexagon Aktiebolag - Class B	30	2,744
Husqvarna Aktiebolag - Class B	46	667
ICA Gruppen Aktiebolag	11	535
Investmentaktiebolaget Latour - Class B	14	374
Investor AB - Class B	49	3,870
Kinnevik AB - Class B (b)	26	1,252
L E Lundbergforetagen AB - Class B	8	441
Lundin Petroleum AB	19	600
NIBE Industrier AB - Class B	34	1,043
Sandvik AB	121	3,309
Securitas AB - Class B	34	587
Skandinaviska Enskilda Banken AB - Class A (a)	174	2,121
Skanska AB - Class B (a)	36	900
Svenska Cellulosa Aktiebolaget SCA - Class B	66	1,162
Svenska Handelsbanken AB - Class A (a)	168	1,824
Swedbank AB - Class A (a)	96	1,690
Swedish Match AB	17	1,364
Tele2 AB - Class B	55	736
Telefonaktiebolaget LM Ericsson - Class B	309	4,090
Telia Co. AB	263	1,141
		58,971
Hong Kong 3.3%
AIA Group Limited	1,285	15,755
ASM Pacific Technology Ltd.	31	403
Bank of East Asia Ltd.	141	302
Budweiser Brewing Company APAC Limited	189	570
CK Asset Holdings Limited	271	1,652
CK Hutchison Holdings Limited	292	2,337
CK Infrastructure Holdings Limited	71	424
CLP Holdings Ltd.	175	1,701
ESR Cayman Limited (b)	168	551
Galaxy Entertainment Group Ltd. (b)	232	2,100
Hang Lung Properties Ltd.	226	591
Hang Seng Bank Ltd.	82	1,599
Henderson Land Development Co. Ltd.	152	683
HK Electric Investments Limited	290	288
HKT Trust	387	553
Hong Kong & China Gas Co. Ltd.	1,128	1,788
Hong Kong Exchanges & Clearing Ltd.	128	7,576
Hongkong Land Holdings Ltd.	120	590
Jardine Matheson Holdings Ltd.	24	1,555
Jardine Strategic Holdings Ltd.	23	774
Link Real Estate Investment Trust	222	2,030
Melco Resorts & Entertainment Ltd. - ADR (b)	23	455
MTR Corp.	161	917
New World Development Company Limited	159	826
PCCW Ltd.	457	258
Power Assets Holdings Ltd.	152	898
Sands China Ltd. (b)	253	1,273
Sino Land Co.	345	482
SJM Holdings Limited (b)	210	276
Sun Hung Kai Properties Ltd.	139	2,116
Swire Pacific Ltd. - Class A	56	420
Swire Properties Limited	128	396
Techtronic Industries Company Limited	145	2,488
WH Group Limited	1,054	858
Wharf Real Estate Investment Company Limited	173	975
Xinyi Glass Holdings Limited	178	584
		57,044
Spain 2.4%
ACS, Actividades de Construccion y Servicios, S.A. (a)	25	844
AENA, S.M.E., S.A. (b)	7	1,142
Amadeus IT Group SA	48	3,376
Banco Bilbao Vizcaya Argentaria, S.A. (b)	706	3,672
Banco Santander, S.A.	1,853	6,313
CaixaBank, S.A.	444	1,375
Cellnex Telecom, S.A.	34	1,980
Enagas SA	28	608
Endesa SA	33	873

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ferrovial, S.A.	51	1,334
Grifols, S.A.	32	841
Iberdrola, Sociedad Anonima	649	8,363
Industria de Diseno Textil, S.A.	116	3,834
Naturgy Energy Group SA	32	787
Red Electrica Corporacion, S.A.	46	812
Repsol SA	161	2,002
Siemens Gamesa Renewable Energy, S.A.	26	1,006
Telefonica SA	546	2,441
		41,603
Denmark 2.3%
A P Moller - Maersk A/S - Class A	—	731
A P Moller - Maersk A/S - Class B	1	1,494
Ambu A/S - Class B	17	812
Carlsberg A/S - Class B	11	1,706
Chr. Hansen Holding A/S (b)	11	1,041
Coloplast A/S - Class B	13	1,932
Danske Bank A/S	75	1,405
Demant A/S (b)	12	505
DSV Panalpina A/S	22	4,327
Genmab A/S (b)	7	2,273
GN Store Nord A/S	14	1,085
H Lundbeck A/S	7	236
Novo Nordisk A/S - Class B	183	12,320
Novozymes A/S - Class B	22	1,396
Orsted A/S	20	3,268
Pandora A/S (b)	11	1,173
Rockwool International A/S - Class B	1	333
Tryg A/S (a)	29	678
Vestas Wind Systems A/S	21	4,329
		41,044
Italy 2.1%
Amplifon S.p.A	12	459
Assicurazioni Generali SpA	119	2,377
Atlantia SpA (b)	53	999
Davide Campari-Milano S.p.A.	60	672
DiaSorin S.p.A.	3	426
Enel SpA	863	8,600
ENI SpA	269	3,314
Exor Nederland N.V.	12	999
Ferrari N.V.	14	2,821
Finecobank Banca Fineco SPA (b)	64	1,048
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	35	393
Intesa Sanpaolo SpA	1,764	4,784
Mediobanca SpA (b)	69	762
Moncler S.p.A.	21	1,185
Nexi S.p.A. (b)	47	824
Poste Italiane - Societa' Per Azioni	54	683
Prysmian S.p.A.	27	866
Recordati Industria Chimica E Farmaceutica S.p.A.	12	625
Snam Rete Gas SpA	212	1,175
Telecom Italia SpA	906	491
Terna – Rete Elettrica Nazionale S.p.A.	147	1,111
UniCredit S.p.A.	229	2,425
		37,039
Finland 1.2%
Elisa Oyj	16	935
Fortum Oyj	46	1,242
Kesko Oyj - Class B	28	855
Kone Corporation	36	2,931
Neste Oyj	45	2,373
Nokia Oyj (b)	605	2,416
Nordea Bank ABP	342	3,374
Orion Oyj - Class B (a)	11	443
Sampo Oyj - Class A	51	2,289
Stora Enso Oyj - Class R	64	1,188
UPM-Kymmene Oyj	57	2,051
Wartsila Oyj	50	519
		20,616
Singapore 1.1%
Ascendas REIT	345	785
CapitaLand Ltd.	295	827
CapitaMall Trust	479	775
City Developments Ltd.	54	322
DBS Group Holdings Ltd.	193	4,140
Genting Singapore Limited	611	419
Keppel Corporation Limited	153	608
Mapletree Commercial Trust Management Ltd. (e)	232	368
Mapletree Logistics Trust Management Ltd.	272	391
Oversea-Chinese Banking Corporation Limited	352	3,079
Singapore Airlines Ltd. (b)	136	564
Singapore Exchange Ltd.	85	631
Singapore Technologies Engineering Ltd.	172	500
Singapore Telecommunications Limited	887	1,613
Suntec Real Estate Investment Trust	215	250
United Overseas Bank Ltd.	124	2,386
UOL Group Ltd.	50	292
Venture Corp. Ltd.	31	461
Wilmar International Limited	204	825
		19,236
Belgium 0.8%
ageas SA/NV	19	1,132
Anheuser-Busch InBev	81	5,094
Colruyt SA	6	368
Elia Group	3	346
Galapagos (b)	5	373
Groupe Bruxelles Lambert SA	12	1,242
KBC Groep NV	27	1,938
Proximus	18	383
Sofina	2	539
Solvay SA	8	1,007
UCB SA	13	1,280
Umicore	21	1,114
		14,816
Ireland 0.8%
CRH Plc	84	3,960
Flutter Entertainment Public Limited Company (b)	17	3,705
James Hardie Industries Public Limited Company - CDI (b)	47	1,430
Kerry Group Plc	17	2,147
Kingspan Group Plc	16	1,388
Smurfit Kappa Funding Designated Activity Company	25	1,203
		13,833
Norway 0.6%
DNB Bank ASA	99	2,112
Equinor ASA	104	2,041
Gjensidige Forsikring ASA	22	523
Mowi ASA	46	1,136
Norsk Hydro ASA	140	900
Orkla ASA	83	809
Schibsted ASA - Class A	7	312
Schibsted ASA - Class B	10	369
Telenor ASA	75	1,319
Yara International ASA	18	943
		10,464
Israel 0.6%
Azrieli Group Ltd.	5	308
Bank Hapoalim BM	124	963
Bank Leumi Le-Israel BM	155	1,017
Check Point Software Technologies Ltd (b)	12	1,338
CyberArk Software Ltd. (b)	4	518
Elbit Systems Ltd.	3	407
Israel Chemicals Ltd.	77	451
Israel Discount Bank Ltd.	119	494
Mizrahi Tefahot Bank Ltd.	14	366
Nice Ltd. (b)	7	1,460
Teva Pharmaceutical Industries Ltd - ADR (b)	115	1,323
Wix.Com Ltd. (b)	6	1,667
		10,312
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	81	493
Auckland International Airport Limited (b)	134	733
Fisher & Paykel Healthcare Corp.	62	1,403
Mercury NZ Limited	79	357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Meridian Energy Limited	138	520
Ryman Healthcare Ltd.	42	455
Spark New Zealand Ltd.	200	629
Xero Limited (b)	13	1,233
		5,823
Luxembourg 0.3%
ArcelorMittal	77	2,237
Eurofins Scientific SE (a)	14	1,349
SES S.A. - DRC	45	358
Tenaris SA	53	597
		4,541
Austria 0.2%
Erste Group Bank AG	30	1,007
OMV AG	15	783
Raiffeisen Bank International AG	16	349
Verbund AG	7	531
Voestalpine AG	12	497
		3,167
Portugal 0.2%
Banco Espirito Santo SA (b) (f)	413	—
Energias de Portugal SA	297	1,695
Galp Energia, SGPS, S.A.	54	634
Jeronimo Martins, SGPS, S.A.	27	448
		2,777
China 0.1%
BOC Hong Kong Holdings Ltd.	397	1,395
United States of America 0.1%
Qiagen N.V. (b)	25	1,194
Chile 0.0%
Antofagasta PLC	41	958
Macau 0.0%
Wynn Macau, Limited (b)	171	333
Mexico 0.0%
Fresnillo PLC	18	216
United Arab Emirates 0.0%
NMC Health PLC (f)	12	—
Malta 0.0%
BGP Holdings PLC (b) (f)	479	—
Total Common Stocks (cost $1,308,240)		1,693,720
PREFERRED STOCKS 2.2%
Switzerland 1.5%
Lindt & Spruengli AG	—	960
Roche Holding AG	75	24,138
Schindler Holding AG	4	1,298
		26,396
Germany 0.7%
Bayerische Motoren Werke AG	6	489
Fuchs Petrolub SE	7	356
Henkel AG & Co. KGaA (g)	19	2,141
Porsche Automobil Holding SE (g)	16	1,733
Sartorius AG	4	1,878
Volkswagen AG (g)	20	5,525
		12,122
Italy 0.0%
Telecom Italia SpA	683	393
Total Preferred Stocks (cost $27,689)		38,911
RIGHTS 0.0%
Italy 0.0%
Snam S.P.A. (b) (h)	212	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.00% (c) (i)	29,554	29,554
Investment Companies 0.2%
JNL Government Money Market Fund, 0.00% (c) (i)	3,148	3,148
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (j) (k)	764	764
0.03%, 09/09/21 (j) (k)	166	166
		930
Total Short Term Investments (cost $33,632)		33,632
Total Investments 101.1% (cost $1,369,561)		1,766,264
Other Derivative Instruments (0.0)%		(138)
Other Assets and Liabilities, Net (1.1)%		(18,735)
Total Net Assets 100.0%		1,747,391

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $804 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,206	—	68	30	29	783	5,950	0.3

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	368	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	100	June 2021	EUR	3,801	(7)	77
FTSE 100 Index	21	June 2021	GBP	1,414	(15)	(16)
S&P/ASX 200 Index	9	June 2021	AUD	1,526	10	(3)
TOPIX Index	23	June 2021	JPY	440,878	(51)	78
					(63)	136

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CBA	06/16/21	AUD	1,695	1,288	(15)
EUR/USD	BOA	06/16/21	EUR	303	356	(6)
EUR/USD	CIT	06/16/21	EUR	4,414	5,184	(69)
GBP/USD	BMO	06/16/21	GBP	67	93	(1)
GBP/USD	CBA	06/16/21	GBP	1,597	2,202	(7)
JPY/USD	RBC	06/16/21	JPY	19,000	172	(4)
JPY/USD	UBS	06/16/21	JPY	457,091	4,131	(75)
USD/AUD	BMO	04/06/21	AUD	(783)	(595)	—
USD/AUD	BMO	06/16/21	AUD	(168)	(128)	2
USD/AUD	SCB	06/16/21	AUD	(506)	(384)	4
USD/CHF	BMO	04/06/21	CHF	(216)	(229)	—
USD/DKK	HSB	04/07/21	DKK	(1,044)	(165)	—
USD/EUR	BMO	06/16/21	EUR	(269)	(316)	6
USD/EUR	BOA	06/16/21	EUR	(378)	(443)	3
USD/EUR	CBA	06/16/21	EUR	(147)	(172)	2
USD/EUR	HSB	06/16/21	EUR	(77)	(90)	2
USD/EUR	RBC	06/16/21	EUR	(39)	(45)	—
USD/EUR	SCB	06/16/21	EUR	(1,434)	(1,686)	27
USD/EUR	UBS	06/16/21	EUR	(303)	(355)	6
USD/GBP	MSC	04/06/21	GBP	(355)	(489)	—
USD/GBP	HSB	06/16/21	GBP	(133)	(183)	(1)
USD/GBP	HSB	06/16/21	GBP	(267)	(369)	2
USD/GBP	JPM	06/16/21	GBP	(134)	(185)	1
USD/GBP	UBS	06/16/21	GBP	(335)	(462)	4
USD/JPY	BMO	06/16/21	JPY	(76,975)	(696)	8
USD/JPY	BOA	06/16/21	JPY	(39,670)	(359)	6
USD/JPY	CIT	06/16/21	JPY	(18,990)	(172)	4
USD/JPY	HSB	06/16/21	JPY	(18,910)	(171)	3
USD/JPY	RBC	06/16/21	JPY	(133,370)	(1,205)	23
USD/SEK	HSB	04/06/21	SEK	(1,500)	(172)	—
					4,355	(75)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 96.6%
Materials 96.6%
AdvanSix Inc. (a)	3	75
Air Products and Chemicals, Inc.	21	5,963
Albemarle Corporation	11	1,606
Alcoa Corporation (a)	18	578
Allegheny Technologies Incorporated (a)	12	254
Amcor Plc	150	1,752
American Vanguard Corporation	3	59
Amyris, Inc. (a) (b)	15	283
AptarGroup, Inc.	6	882
Arconic Corporation (a)	9	237
Ashland Global Holdings Inc.	5	458
Avery Dennison Corporation	8	1,471
Avient Corporation	9	409
Axalta Coating Systems Ltd. (a)	20	605
Balchem Corporation	3	386
Ball Corporation	31	2,660
Berry Global Group, Inc. (a)	13	779
Cabot Corp.	5	284
Carpenter Technology Corp.	5	186
Celanese Corp. - Class A	11	1,681
Century Aluminum Co. (a)	5	87
CF Industries Holdings Inc.	21	930
Chase Corporation	1	80
Clearwater Paper Corporation (a)	2	62
Cleveland-Cliffs Inc. (a) (b)	45	907
Coeur d'Alene Mines Corp. (a)	23	207
Commercial Metals Co.	12	354
Compass Minerals International, Inc.	3	200
Corteva, Inc.	71	3,332
Crown Holdings Inc.	13	1,251
Domtar Corp. (a)	5	195
Dow Inc.	71	4,549
DuPont de Nemours, Inc.	51	3,976
Eagle Materials Inc. (a)	4	516
Eastman Chemical Co.	13	1,433
Ecolab Inc.	25	5,274
Element Solutions, Inc.	21	385
Ferro Corporation (a)	7	116
FMC Corporation	12	1,368
Forterra, Inc. (a)	3	71
Freeport-McMoRan Inc. (a)	139	4,588
FutureFuel Corp.	2	32
GCP Applied Technologies Inc. (a)	5	113
Glatfelter Corporation	4	70
Graphic Packaging Holding Company	26	465
Greif Inc. - Class A	2	135
Greif Inc. - Class B	—	22
H.B. Fuller Company	5	312
Hawkins Inc.	2	62
Hecla Mining Co.	51	288
Huntsman Corp.	19	550
Ingevity Corporation (a)	4	299
Innospec Inc.	2	241
International Flavors & Fragrances Inc.	21	2,998
International Paper Company	36	1,938
Kaiser Aluminum Corporation	2	165
Koppers Holdings Inc. (a)	2	76
Kraton Corporation (a)	3	109
Kronos Worldwide, Inc.	3	39
Linde Public Limited Company	50	14,094
Livent Corporation (a)	14	247
Louisiana-Pacific Corp.	10	580
LyondellBasell Industries N.V. - Class A	26	2,667
Martin Marietta Materials Inc.	6	2,008
Materion Corp.	2	126
Mercer International Inc.	4	61
Minera Andes Inc. (a) (b)	32	33
Minerals Technologies Inc.	3	250
MOS Holdings Inc.	35	1,090
Myers Industries Inc.	3	63
Neenah Inc.	2	82
NewMarket Corp.	1	316
Newmont Corporation	77	4,644
Nucor Corporation	29	2,326
O-I Glass, Inc. (a)	14	211
Olin Corporation	15	573
Orion Engineered Carbons Finance & Co. S.C.A. (a)	6	116
Packaging Corporation of America	9	1,221
PPG Industries, Inc.	23	3,405
PQ Group Holdings Inc. (a)	4	71
Quaker Chemical Corp.	1	312
Ranpak Holdings Corp - Class A (a)	3	61
Reliance Steel & Aluminum Co.	6	934
Royal Gold Inc.	6	672
RPM International Inc.	12	1,142
Schnitzer Steel Industries Inc. - Class A	3	107
Schweitzer-Mauduit International Inc.	3	145
Scotts Miracle-Gro Co.	4	981
Sealed Air Corporation	15	676
Sensient Technologies Corporation	4	315
Sherwin-Williams Co.	8	5,785
Silgan Holdings Inc.	7	311
Sonoco Products Co.	10	608
Steel Dynamics Inc.	20	1,023
Stepan Co.	2	245
Summit Materials, Inc. - Class A (a)	11	307
SunCoke Energy, Inc.	8	58
The Chemours Company	16	446
Tredegar Corp.	3	38
Trinseo S.A.	3	186
Tronox Holdings PLC	11	195
U.S. Concrete, Inc. (a)	2	111
United States Lime & Minerals Inc.	—	26
United States Steel Corporation	25	657
Valvoline, Inc.	18	468
Vulcan Materials Co.	13	2,146
W. R. Grace & Co.	5	322
Warrior Met Coal, Inc.	5	85
Westlake Chemical Corporation	4	324
Westrock Company, Inc.	25	1,303
Worthington Industries Inc.	4	246
Total Common Stocks (cost $94,927)		112,822
INVESTMENT COMPANIES 0.4%
Vanguard Materials ETF (b)	2	399
Total Investment Companies (cost $383)		399
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.00% (c) (d)	1,289	1,289
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	311	311
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	54	54
Total Short Term Investments (cost $1,654)		1,654
Total Investments 98.4% (cost $96,964)		114,875
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 1.6%		1,920
Total Net Assets 100.0%		116,792

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	June 2021	660	(3)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.1%
Information Technology 31.7%
Accenture Public Limited Company - Class A	6	1,675
Adobe Inc. (a)	5	2,191
Advanced Micro Devices, Inc. (a)	12	912
Analog Devices, Inc.	4	552
ANSYS, Inc. (a)	1	274
Applied Materials, Inc.	9	1,160
Autodesk, Inc. (a)	2	582
Automatic Data Processing, Inc.	4	773
Cadence Design Systems Inc. (a)	3	359
Cisco Systems, Inc.	41	2,100
Citrix Systems Inc.	1	154
Cognex Corp.	2	136
Cognizant Technology Solutions Corp. - Class A	5	405
CommScope Holding Company, Inc. (a)	2	29
Corning Incorporated	8	327
Dell Technology Inc. - Class C (a)	2	205
F5 Networks, Inc. (a)	1	121
Flex Ltd. (a)	5	89
Fortinet, Inc. (a)	1	251
Hewlett Packard Enterprise Company	12	190
HP Inc.	13	422
Intel Corporation	39	2,520
International Business Machines Corporation	8	1,130
Intuit Inc.	3	971
Itron Inc. (a)	—	32
Keysight Technologies, Inc. (a)	2	263
Lam Research Corp.	1	820
MasterCard Incorporated - Class A	9	3,042
Microchip Technology Incorporated	3	392
Microsoft Corporation	69	16,243
Motorola Solutions Inc.	2	313
NortonLifelock Inc.	5	112
NVIDIA Corporation	6	3,175
Okta, Inc. - Class A (a)	1	248
On Semiconductor Corporation (a)	4	161
Oracle Corporation	19	1,307
Paycom Software, Inc. (a)	—	174
Paypal Holdings, Inc. (a)	11	2,597
Plantronics Inc. (a)	1	21
Salesforce.Com, Inc. (a)	9	1,839
ServiceNow, Inc. (a)	2	930
Skyworks Solutions, Inc.	2	300
Slack Technologies, Inc. - Class A (a)	4	175
Splunk Inc. (a)	2	204
TE Connectivity Ltd.	3	414
Teradata Corporation (a)	1	44
Texas Instruments Incorporated	9	1,661
The Western Union Company	4	95
Trimble Inc. (a)	2	183
Visa Inc. - Class A	16	3,441
VMware, Inc. - Class A (a) (b)	1	119
Workday, Inc. - Class A (a)	2	433
Xerox Holdings Corporation	2	42
Zebra Technologies Corp. - Class A (a)	1	256
		56,564
Communication Services 10.8%
Alphabet Inc. - Class A (a)	3	5,952
Alphabet Inc. - Class C (a)	3	5,896
Booking Holdings Inc. (a)	—	911
Discovery, Inc. - Series A (a) (b)	2	69
Discovery, Inc. - Series C (a)	3	113
Electronic Arts Inc.	3	382
John Wiley & Sons Inc. - Class A	—	26
Liberty Global PLC - Class A (a)	2	39
Liberty Global PLC - Class C (a)	4	96
Lumen Technologies Inc.	9	115
New York Times Co. - Class A	1	73
Omnicom Group Inc.	2	150
Scholastic Corp.	—	4
Verizon Communications Inc.	40	2,313
Walt Disney Co.	17	3,209
		19,348
Consumer Discretionary 10.6%
Aptiv PLC (a)	3	363
Aramark	2	78
Autoliv, Inc. (a)	1	80
AutoNation, Inc. (a)	1	50
Best Buy Co., Inc.	2	264
BorgWarner Inc.	2	112
Buckle Inc.	—	18
Callaway Golf Co. (a)	1	22
Capri Holdings Limited (a)	1	73
CarMax Inc. (a)	2	204
Choice Hotels International Inc. (a)	—	36
Columbia Sportswear Co.	—	28
Darden Restaurants Inc.	1	185
Deckers Outdoor Corp. (a)	—	87
Domino's Pizza, Inc.	—	141
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	52
GameStop Corp. - Class A (a) (b)	1	104
Gap Inc.	2	71
Garmin Ltd.	1	178
Hanesbrands Inc.	3	68
Harley-Davidson, Inc.	1	55
Hasbro, Inc.	1	126
Hilton Worldwide Holdings Inc. (a)	3	326
Jack in the Box Inc.	—	24
Kohl's Corporation	1	87
La-Z-Boy Inc.	—	18
LKQ Corporation (a)	3	119
Lowe`s Companies, Inc.	7	1,335
Marriott International, Inc. - Class A (a)	3	397
Mattel, Inc. (a)	4	73
McDonald's Corporation	7	1,599
Meritage Homes Corporation (a)	—	32
Mohawk Industries Inc. (a)	1	110
Newell Brands Inc.	4	101
NIKE, Inc. - Class B	12	1,595
Nordstrom Inc. (a)	1	41
Office Depot, Inc. (a)	1	29
Pool Corporation	—	129
PVH Corp.	1	72
Royal Caribbean Cruises Ltd.	2	192
Signet Jewelers Limited (a)	—	28
Starbucks Corporation	11	1,221
Tesla Inc. (a)	7	4,863
The Home Depot, Inc.	10	3,157
Tractor Supply Co.	1	194
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	156
Under Armour Inc. - Class A (a)	2	36
Under Armour Inc. - Class C (a)	2	42
Vail Resorts, Inc. (a)	—	112
VF Corp.	3	249
Whirlpool Corporation	1	139
Wolverine World Wide, Inc.	1	30
		18,903
Health Care 10.2%
AbbVie Inc.	17	1,822
ABIOMED, Inc. (a)	—	139
Agilent Technologies, Inc.	3	377
Align Technology, Inc. (a)	1	395
AmerisourceBergen Corporation	2	181
Amgen Inc.	6	1,380
Becton, Dickinson and Company	3	676
Biogen Inc. (a)	1	406
BioMarin Pharmaceutical Inc. (a)	2	129
Bio-Techne Corporation	—	138
Bristol-Myers Squibb Company	22	1,359
Cardinal Health, Inc.	3	167
Centene Corporation (a)	6	361
Cerner Corp.	3	217
Cigna Holding Company	3	834
Cooper Cos. Inc.	1	192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
DaVita Inc. (a)	1	84
Dentsply Sirona Inc.	2	133
DexCom Inc. (a)	1	336
Edwards Lifesciences Corporation (a)	6	503
Gilead Sciences, Inc.	12	774
HCA Healthcare, Inc.	3	492
Henry Schein Inc. (a)	1	91
Hologic Inc. (a)	2	179
Humana Inc.	1	535
IDEXX Laboratories, Inc. (a)	1	406
Illumina, Inc. (a)	1	538
IQVIA Inc. (a)	2	348
Jazz Pharmaceuticals Public Limited Company (a)	1	86
Laboratory Corporation of America Holdings (a)	1	233
Mednax, Inc. (a)	1	19
Merck & Co., Inc.	24	1,860
Mettler-Toledo International Inc. (a)	—	272
Patterson Cos. Inc.	1	21
Quest Diagnostics Incorporated	1	162
ResMed Inc.	1	264
Select Medical Holdings Corporation (a)	1	40
Teladoc Health, Inc. (a)	1	198
Varian Medical Systems, Inc. (a)	1	151
Vertex Pharmaceuticals Incorporated (a)	3	538
Waters Corp. (a)	1	177
West Pharmaceutical Services Inc.	1	196
Zoetis Inc. - Class A	5	719
		18,128
Industrials 9.4%
3M Company	5	1,057
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	58
AGCO Corporation	1	85
Air Lease Corporation - Class A	1	47
Allegion Public Limited Company	1	113
AMERCO (a)	—	55
AO Smith Corp.	1	86
Applied Industrial Technologies, Inc.	—	33
Arcbest Corporation	—	24
ASGN Incorporated (a)	—	46
Avis Budget Group, Inc. (a)	1	38
Builders FirstSource, Inc. (a)	2	84
C.H. Robinson Worldwide, Inc.	1	132
Caterpillar Inc.	5	1,199
Copart Inc. (a)	2	217
CSX Corp.	7	707
Cummins Inc.	1	368
Deere & Company	3	1,059
Delta Air Lines, Inc.	2	72
Deluxe Corp.	1	23
Dover Corporation	1	186
Eaton Corporation Public Limited Company	4	530
Echo Global Logistics, Inc. (a)	—	14
EMCOR Group, Inc.	1	66
Expeditors International of Washington Inc.	2	181
Exponent, Inc.	—	46
Fastenal Co.	5	271
Flowserve Corporation	1	46
Fortive Corporation	3	201
Fortune Brands Home & Security, Inc.	1	125
Graco Inc.	2	114
Granite Construction Incorporated	1	26
H&E Equipment Services, Inc.	—	6
Heidrick & Struggles International Inc.	—	2
HNI Corp.	—	16
ICF International, Inc.	—	10
IDEX Corporation	1	149
IHS Markit Ltd.	4	356
Illinois Tool Works Inc.	3	673
Interface Inc. - Class A	—	3
Johnson Controls International Public Limited Company	7	408
Kansas City Southern	1	232
Kelly Services Inc. - Class A (a)	—	4
Knoll Inc.	—	3
Lennox International Inc.	—	100
Lincoln Electric Holdings Inc.	1	65
ManpowerGroup Inc.	1	52
Masco Corporation	3	152
Meritor, Inc. (a)	1	19
Middleby Corp. (a)	1	93
Norfolk Southern Corporation	2	655
Owens Corning Inc.	1	98
PACCAR Inc.	3	313
Parker-Hannifin Corporation	1	394
Quanta Services, Inc.	1	123
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	85
Rockwell Automation Inc.	1	301
Roper Technologies, Inc.	1	412
Ryder System, Inc.	1	38
Sensata Technologies Holding PLC (a)	1	83
Snap-On Inc.	—	112
Southwest Airlines Co. (a)	1	84
Spirit Aerosystems Holdings Inc. - Class A	1	49
Stanley Black & Decker, Inc.	2	315
Steelcase Inc. - Class A	1	8
Tennant Co.	—	13
Tetra Tech, Inc.	1	68
Timken Co.	1	59
Trane Technologies Public Limited Company	2	385
TransUnion	2	170
TrueBlue, Inc. (a)	—	4
Union Pacific Corporation	6	1,423
United Parcel Service Inc. - Class B	7	1,157
United Rentals Inc. (a)	1	234
W. W. Grainger, Inc.	—	172
Wabtec Corp.	2	134
Xylem Inc.	2	178
		16,723
Financials 8.5%
Ally Financial Inc.	4	168
American Express Company (a)	7	923
Ameriprise Financial, Inc.	1	263
Arthur J Gallagher & Co.	2	225
Bank of Hawaii Corporation	—	34
BlackRock, Inc.	1	1,097
Cathay General Bancorp	1	36
Chubb Limited	4	682
CIT Group Inc.	1	45
Citizens Financial Group Inc.	4	177
CME Group Inc. - Class A	3	701
Comerica Inc.	1	91
Equitable Holdings, Inc.	4	122
FactSet Research Systems Inc.	—	108
First Republic Bank	2	285
Franklin Resources Inc.	3	81
Heartland Financial USA, Inc.	—	11
Huntington Bancshares Incorporated	10	150
Intercontinental Exchange, Inc.	5	602
International Bancshares Corporation	1	24
Invesco Ltd.	4	97
KeyCorp	9	183
Lincoln National Corporation	2	113
Loews Corp.	2	122
M&T Bank Corporation	1	192
Marsh & McLennan Companies, Inc.	5	594
Moody's Corp.	2	487
New York Community Bancorp Inc. - Series A	4	51
Northern Trust Corp.	2	195
Old National Bancorp	2	30
People's United Financial Inc.	4	76
Principal Financial Group, Inc.	3	160
Progressive Corp.	6	539
Prudential Financial Inc.	4	351
Regions Financial Corporation	9	196
S&P Global Inc.	2	812
State Street Corporation	3	292
SVB Financial Group (a)	1	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	2	377
The Allstate Corporation	3	333
The Bank of New York Mellon Corporation (c)	7	354
The Charles Schwab Corporation	15	951
The Hartford Financial Services Group, Inc.	3	225
The PNC Financial Services Group, Inc.	4	711
The Travelers Companies, Inc.	2	369
Truist Financial Corporation	13	752
Umpqua Holdings Corp.	2	40
Voya Financial, Inc.	1	72
Willis Towers Watson Public Limited Company	1	288
Zions Bancorp	2	85
		15,122
Consumer Staples 7.8%
Archer-Daniels-Midland Company	5	311
Bunge Limited	1	102
Campbell Soup Company	2	92
Colgate-Palmolive Co.	8	617
ConAgra Brands Inc.	5	172
Darling Ingredients Inc. (a)	2	114
Estee Lauder Cos. Inc. - Class A	2	633
General Mills, Inc.	6	365
Hain Celestial Group Inc. (a)	1	34
Hormel Foods Corp.	3	143
Ingredion Inc.	1	54
JM Smucker Co.	1	136
Kellogg Co.	2	153
Keurig Dr Pepper Inc.	5	182
Kimberly-Clark Corporation	3	458
Kraft Heinz Foods Company	7	265
Lamb Weston Holdings Inc.	1	105
McCormick & Co. Inc.	2	219
Mondelez International, Inc. - Class A	14	800
PepsiCo, Inc.	13	1,864
Procter & Gamble Co. (a)	24	3,225
Sysco Corp.	5	371
Target Corporation	5	947
The Clorox Company	1	239
The Coca-Cola Company	39	2,053
The Kroger Co.	8	273
United Natural Foods Inc. (a)	1	16
		13,943
Materials 3.2%
Air Products and Chemicals, Inc.	2	598
Albemarle Corporation	1	168
Amcor Plc	15	181
Avery Dennison Corporation	1	144
Axalta Coating Systems Ltd. (a)	2	59
Ball Corporation	3	260
Compass Minerals International, Inc.	—	23
Domtar Corp. (a)	1	25
Ecolab Inc.	2	529
H.B. Fuller Company	1	37
International Flavors & Fragrances Inc.	2	307
Linde Public Limited Company	5	1,400
Minerals Technologies Inc.	—	24
MOS Holdings Inc.	3	107
Newmont Corporation	8	468
Nucor Corporation	3	231
PPG Industries, Inc.	2	345
Schnitzer Steel Industries Inc. - Class A	—	11
Sealed Air Corporation	2	74
Sherwin-Williams Co.	1	581
Sonoco Products Co.	1	60
		5,632
Real Estate 3.1%
American Tower Corporation	4	1,013
AvalonBay Communities, Inc.	1	254
Boston Properties Inc.	1	148
CBRE Group, Inc. - Class A (a)	3	249
Corporate Office Properties Trust	1	28
Digital Realty Trust Inc.	3	384
Duke Realty Corp.	3	146
Equinix, Inc.	1	584
Equity Residential	4	250
Federal Realty Investment Trust	1	68
Healthpeak Properties, Inc.	5	160
Host Hotels & Resorts, Inc.	7	115
Iron Mountain Incorporated	3	100
Jones Lang LaSalle Incorporated (a)	—	86
Macerich Co. (b)	1	15
PotlatchDeltic Corp.	1	33
ProLogis Inc.	7	752
Realogy Holdings Corp. (a)	2	23
SBA Communications Corporation	1	303
Simon Property Group, Inc.	3	362
UDR, Inc.	3	121
Weyerhaeuser Company	7	260
		5,454
Energy 2.1%
Apa Corp.	4	63
Baker Hughes, a GE Company, LLC - Class A	6	139
Cheniere Energy, Inc. (a)	2	154
ConocoPhillips	13	686
Core Laboratories N.V.	—	12
Devon Energy Corporation	6	131
EQT Corporation (a)	3	48
Hess Corporation	3	182
Marathon Oil Corporation	7	76
Marathon Petroleum Corporation	6	327
Nov Inc. (a)	3	46
Occidental Petroleum Corporation	9	243
ONEOK, Inc.	4	215
Phillips 66	4	334
Pioneer Natural Resources Co.	2	320
Schlumberger Ltd.	14	367
Southwestern Energy Co. (a)	8	36
TechnipFMC PLC	4	32
Valero Energy Corporation	4	285
		3,696
Utilities 1.7%
Alliant Energy Corporation	2	126
American Water Works Company, Inc.	2	266
Atmos Energy Corporation	1	114
Avista Corporation	1	31
CenterPoint Energy, Inc.	5	116
CMS Energy Corp.	3	166
Consolidated Edison, Inc.	3	235
Essential Utilities, Inc.	2	100
Eversource Energy	3	279
FirstEnergy Corp.	5	180
MDU Resources Group Inc.	2	59
New Jersey Resources Corp.	1	36
NiSource Inc.	4	89
Northwest Natural Holding Company	—	15
OGE Energy Corp.	2	64
Ormat Technologies Inc.	—	32
PPL Corporation	7	208
Sempra Energy	3	371
The AES Corporation	6	167
UGI Corp.	2	84
WEC Energy Group Inc.	3	284
		3,022
Total Common Stocks (cost $138,603)		176,535
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF	8	591
Total Investment Companies (cost $586)		591
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (c) (d)	1,012	1,012
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	56	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	55	55
Total Short Term Investments (cost $1,123)		1,123
Total Investments 100.0% (cost $140,312)		178,249
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.0)%		(22)
Total Net Assets 100.0%		178,231

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	28	—	2	—	37	354	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	June 2021	787	4	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 98.3%
United States of America 64.1%
10X Genomics, Inc. (a)	—	65
3M Company	4	766
Abbott Laboratories	12	1,455
AbbVie Inc.	12	1,309
ABIOMED, Inc. (a)	—	99
Activision Blizzard, Inc.	5	495
Adobe Inc. (a)	3	1,563
Advance Auto Parts, Inc.	—	86
Advanced Micro Devices, Inc. (a)	8	636
AFLAC Incorporated	5	238
Agilent Technologies, Inc.	2	266
AGNC Investment Corp.	4	63
Air Products and Chemicals, Inc.	2	428
Airbnb, Inc. - Class A (a)	—	54
Akamai Technologies, Inc. (a)	1	118
Albemarle Corporation	1	109
Alexandria Real Estate Equities, Inc.	1	147
Alexion Pharmaceuticals, Inc. (a)	2	235
Align Technology, Inc. (a)	1	276
Alleghany Corporation (a)	—	61
Allegion Public Limited Company	1	83
Alliant Energy Corporation	2	96
Ally Financial Inc.	3	121
Alnylam Pharmaceuticals, Inc. (a)	1	115
Alphabet Inc. - Class A (a)	2	4,255
Alphabet Inc. - Class C (a)	2	4,214
Altice USA, Inc. - Class A (a)	2	52
Altria Group, Inc.	13	656
Amazon.com, Inc. (a)	3	9,056
AMERCO (a)	—	39
Ameren Corporation	2	144
American Electric Power Company, Inc.	3	285
American Express Company (a)	5	668
American Financial Group, Inc.	1	60
American International Group, Inc.	6	273
American Tower Corporation	3	732
American Water Works Company, Inc.	1	192
Ameriprise Financial, Inc.	1	191
AmerisourceBergen Corporation	1	129
AMETEK, Inc.	2	207
Amgen Inc.	4	991
Amphenol Corporation - Class A	4	270
Analog Devices, Inc.	3	394
Annaly Capital Management, Inc.	9	80
ANSYS, Inc. (a)	1	198
Anthem, Inc.	2	610
AO Smith Corp.	1	66
Apollo Global Management, Inc. - Class A	1	51
Apple Inc. (a)	117	14,255
Applied Materials, Inc.	6	842
Aptiv PLC (a)	2	253
Aramark	2	59
Archer-Daniels-Midland Company	4	222
Arista Networks, Inc. (a)	—	123
Arrow Electronics, Inc. (a)	—	54
Arthur J Gallagher & Co.	1	170
Assurant, Inc.	—	60
AT&T Inc. (a)	49	1,478
Athene Holding Ltd - Class A (a)	1	40
Atmos Energy Corporation	1	88
Autodesk, Inc. (a)	1	414
Automatic Data Processing, Inc.	3	559
AutoZone, Inc. (a)	—	229
Avalara, Inc. (a)	—	62
AvalonBay Communities, Inc.	1	178
Avantor, Inc. (a)	4	102
Avery Dennison Corporation	1	104
Axalta Coating Systems Ltd. (a)	1	41
Baker Hughes, a GE Company, LLC - Class A	5	98
Ball Corporation	2	196
Bank of America Corporation	53	2,065
Bausch Health Companies Inc. (a)	2	67
Baxter International Inc.	4	300
Becton, Dickinson and Company	2	486
Berkshire Hathaway Inc. - Class B (a)	9	2,401
Best Buy Co., Inc.	2	187
Biogen Inc. (a)	1	298
BioMarin Pharmaceutical Inc. (a)	1	95
Bio-Rad Laboratories, Inc. - Class A (a)	—	89
Black Knight, Inc. (a)	1	80
BlackRock, Inc.	1	794
Booking Holdings Inc. (a)	—	657
Booz Allen Hamilton Holding Corporation - Class A	1	79
BorgWarner Inc.	2	75
Boston Properties Inc.	1	104
Boston Scientific Corporation (a)	10	381
Bristol-Myers Squibb Company	16	983
Broadcom Inc.	3	1,289
Broadridge Financial Solutions, Inc.	1	120
Brookfield Renewable Corporation - Class A	1	35
Brown & Brown Inc.	2	76
Brown-Forman Corp. - Class B	2	146
Bunge Limited	1	78
Burlington Stores Inc. (a)	—	138
C.H. Robinson Worldwide, Inc.	1	89
Cable One, Inc.	—	53
Cabot Oil & Gas Corp.	3	50
Cadence Design Systems Inc. (a)	2	266
Camden Property Trust	1	72
Campbell Soup Company	1	62
Capital One Financial Corporation	3	400
Cardinal Health, Inc.	2	126
CarMax Inc. (a)	1	150
Carrier Global Corporation	6	244
Carvana Co. - Class A (a)	—	102
Catalent Inc. (a)	1	120
Caterpillar Inc.	4	866
Cboe Global Markets, Inc.	1	77
CBRE Group, Inc. - Class A (a)	2	187
CDW Corp.	1	160
Celanese Corp. - Class A	1	126
Centene Corporation (a)	4	254
CenterPoint Energy, Inc.	4	85
Ceridian HCM Holding Inc. (a)	1	67
Cerner Corp.	2	150
CF Industries Holdings Inc.	1	65
Charter Communications, Inc. - Class A (a)	1	596
Cheniere Energy, Inc. (a)	2	113
Chevron Corporation	13	1,382
Chewy, Inc. - Class A (a)	—	38
Chipotle Mexican Grill Inc. (a)	—	263
Chubb Limited	3	491
Church & Dwight Co. Inc.	2	151
Cigna Holding Company	2	596
Cincinnati Financial Corporation	1	107
Cintas Corp.	1	211
Cisco Systems, Inc.	29	1,497
Citigroup Inc.	14	1,046
Citizens Financial Group Inc.	3	132
Citrix Systems Inc.	1	117
Cloudflare, Inc. - Class A (a)	1	90
CME Group Inc. - Class A	2	505
CMS Energy Corp.	2	125
Cognex Corp.	1	101
Cognizant Technology Solutions Corp. - Class A	4	284
Colgate-Palmolive Co.	6	442
Comcast Corporation - Class A	31	1,693
ConAgra Brands Inc.	4	132
ConocoPhillips	9	496
Consolidated Edison, Inc.	2	175
Constellation Brands, Inc. - Class A	1	263
Cooper Cos. Inc.	—	138
Copart Inc. (a)	1	157
Corning Incorporated	5	232
Corteva, Inc.	5	236
CoStar Group, Inc. (a)	—	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation	3	1,064
Coupa Software Incorporated (a)	—	120
CrowdStrike Holdings, Inc. - Class A (a)	1	211
Crown Castle International Corp.	3	512
Crown Holdings Inc.	1	93
CSX Corp.	5	508
Cummins Inc.	1	263
CVS Health Corporation	9	679
D.R. Horton, Inc.	2	215
Danaher Corporation	4	993
Darden Restaurants Inc.	1	128
Datadog, Inc. - Class A (a)	1	88
DaVita Inc. (a)	1	59
Deere & Company	2	768
Dell Technology Inc. - Class C (a)	2	145
Delta Air Lines, Inc.	1	52
Dentsply Sirona Inc.	2	96
Devon Energy Corporation	3	72
DexCom Inc. (a)	1	235
Digital Realty Trust Inc.	2	264
Discover Financial Services	2	204
Discovery, Inc. - Series A (a)	1	45
Discovery, Inc. - Series C (a)	2	81
Dish Network Corporation - Class A (a)	2	62
DocuSign, Inc. (a)	1	246
Dollar General Corporation	2	343
Dollar Tree Inc. (a)	2	190
Dominion Energy, Inc.	6	428
Domino's Pizza, Inc.	—	104
Dover Corporation	1	142
Dow Inc.	5	326
Draftkings Inc. - Class A (a)	1	61
Dropbox, Inc. - Class A (a)	2	48
DTE Energy Company	1	175
Duke Energy Corporation	5	489
Duke Realty Corp.	3	113
DuPont de Nemours, Inc.	4	287
Dynatrace Holdings LLC (a)	1	57
Eastman Chemical Co.	1	103
Eaton Corporation Public Limited Company	3	375
eBay Inc.	5	292
Ecolab Inc.	2	378
Edison International	3	152
Edwards Lifesciences Corporation (a)	4	358
Elanco Animal Health (a)	3	81
Electronic Arts Inc.	2	274
Eli Lilly & Co.	6	1,102
Emerson Electric Co.	4	367
Enphase Energy, Inc. (a)	1	122
Entergy Corporation	1	140
EOG Resources, Inc.	4	297
EPAM Systems, Inc. (a)	—	149
Equifax Inc.	1	150
Equinix, Inc.	1	420
Equitable Holdings, Inc.	3	92
Equity Lifestyle Properties, Inc.	1	76
Equity Residential	3	185
Erie Indemnity Company - Class A	—	37
Essential Utilities, Inc.	2	75
Essex Property Trust Inc.	—	121
Estee Lauder Cos. Inc. - Class A	2	450
ETSY, Inc. (a)	1	171
Evergy, Inc.	2	95
Eversource Energy	2	201
Exact Sciences Corporation (a)	1	141
Exelon Corporation	7	290
Expedia Group, Inc. (a)	1	164
Expeditors International of Washington Inc.	1	128
Extra Space Storage Inc.	1	122
Exxon Mobil Corporation	29	1,618
F5 Networks, Inc. (a)	—	87
Facebook, Inc. - Class A (a)	16	4,858
FactSet Research Systems Inc.	—	85
Fair Isaac Corporation (a)	—	89
Fastenal Co.	4	202
FedEx Corporation	2	487
Fidelity National Financial, Inc. - Class A	2	77
Fidelity National Information Services, Inc.	4	601
Fifth Third Bancorp	5	180
First Republic Bank	1	202
FirstEnergy Corp.	4	131
Fiserv, Inc. (a)	4	463
FleetCor Technologies Inc. (a)	1	151
FMC Corporation	1	97
Ford Motor Company (a)	27	326
Fortinet, Inc. (a)	1	177
Fortive Corporation	2	150
Fortune Brands Home & Security, Inc.	1	97
Fox Corporation - Class A	2	85
Fox Corporation - Class B	1	44
Franklin Resources Inc.	2	62
Freeport-McMoRan Inc. (a)	10	326
Gartner Inc. (a)	1	109
Generac Holdings Inc. (a)	—	125
General Dynamics Corporation	2	304
General Electric Company	60	793
General Mills, Inc.	4	261
General Motors Company (a)	9	510
Genuine Parts Co.	1	118
Gilead Sciences, Inc.	9	559
Global Payments Inc.	2	415
Globe Life Inc.	1	70
GoDaddy Inc. - Class A (a)	1	92
Guidewire Software, Inc. (a)	1	58
Halliburton Company	6	127
Hasbro, Inc.	1	88
HCA Healthcare, Inc.	2	355
Healthpeak Properties, Inc.	4	116
HEICO Corp.	—	35
HEICO Corp. - Class A	1	57
Henry Schein Inc. (a)	1	68
Hershey Co.	1	163
Hess Corporation	2	131
Hewlett Packard Enterprise Company	9	143
Hilton Worldwide Holdings Inc. (a)	2	228
Hologic Inc. (a)	2	134
Honeywell International Inc.	5	1,043
Horizon Therapeutics Public Limited Company (a)	1	126
Hormel Foods Corp.	2	99
Host Hotels & Resorts, Inc.	5	80
Howmet Aerospace Inc. (a)	3	86
HP Inc.	9	301
HubSpot Inc. (a)	—	123
Humana Inc.	1	382
Huntington Bancshares Incorporated	7	111
Huntington Ingalls Industries Inc.	—	63
IDEX Corporation	1	112
IDEXX Laboratories, Inc. (a)	1	291
IHS Markit Ltd.	3	250
Illinois Tool Works Inc.	2	478
Illumina, Inc. (a)	1	386
Incyte Corporation (a)	1	105
Ingersoll Rand Inc. (a)	3	125
Insulet Corporation (a)	—	117
Intel Corporation	28	1,798
Intercontinental Exchange, Inc.	4	418
International Business Machines Corporation	6	819
International Flavors & Fragrances Inc.	2	210
International Paper Company	3	144
Interpublic Group of Cos. Inc.	3	84
Intuit Inc.	2	689
Intuitive Surgical, Inc. (a)	1	597
Invesco Ltd.	3	68
Invitation Homes Inc.	4	126
Ionis Pharmaceuticals Inc. (a)	1	40
IPG Photonics Corporation (a)	—	56
IQVIA Inc. (a)	1	259
Iron Mountain Incorporated	2	73
Jack Henry & Associates Inc.	1	84
Jacobs Engineering Group Inc.	1	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Jazz Pharmaceuticals Public Limited Company (a)	—	60
JB Hunt Transport Services Inc.	1	98
JM Smucker Co.	1	104
Johnson & Johnson	18	2,968
Johnson Controls International Public Limited Company	5	294
JPMorgan Chase & Co.	21	3,183
Juniper Networks, Inc.	2	63
K.K.R. Co., Inc. - Class A	3	168
Kansas City Southern	1	174
Kellogg Co.	2	111
Keurig Dr Pepper Inc.	4	127
KeyCorp	7	136
Keysight Technologies, Inc. (a)	1	184
Kimberly-Clark Corporation	2	322
Kinder Morgan, Inc.	14	230
KLA-Tencor Corp.	1	349
Knight-Swift Transportation Holdings Inc. - Class A	1	47
Kraft Heinz Foods Company	5	189
L3Harris Technologies, Inc.	1	294
Laboratory Corporation of America Holdings (a)	1	168
Lam Research Corp.	1	592
Lamb Weston Holdings Inc.	1	82
Las Vegas Sands Corp. (a)	2	146
Lear Corporation	—	76
Leidos Holdings Inc.	1	91
Lennar Corporation - Class A	2	193
Lennox International Inc.	—	76
Liberty Broadband Corp. - Series A	—	23
Liberty Broadband Corp. - Series C (a)	1	149
Liberty Media Corporation - Series C (a)	1	62
Liberty SiriusXM Group - Series A (a)	1	29
Liberty SiriusXM Group - Series C (a)	1	54
Lincoln National Corporation	1	81
Live Nation Entertainment, Inc. (a)	1	93
LKQ Corporation (a)	2	90
Lockheed Martin Corporation	2	641
Loews Corp.	2	92
Lowe`s Companies, Inc.	5	963
Lululemon Athletica Inc. (a)	1	258
Lumen Technologies Inc.	6	84
LyondellBasell Industries N.V. - Class A	2	196
M&T Bank Corporation	1	136
Marathon Petroleum Corporation	4	239
Markel Corporation (a)	—	106
MarketAxess Holdings Inc.	—	132
Marriott International, Inc. - Class A (a)	2	278
Marsh & McLennan Companies, Inc.	3	425
Martin Marietta Materials Inc.	—	149
Masco Corporation	2	110
Masimo Corp. (a)	—	74
MasterCard Incorporated - Class A	6	2,172
Match Group Holdings II, LLC (a)	2	232
Match Group, Inc. (a)	1	120
Maxim Integrated Products, Inc. (a)	2	170
McCormick & Co. Inc.	2	154
McDonald's Corporation	5	1,152
McKesson Corporation	1	212
Medical Properties Trust, Inc.	4	85
Merck & Co., Inc.	17	1,336
MetLife, Inc.	5	316
Mettler-Toledo International Inc. (a)	—	194
MGM Resorts International	3	126
Microchip Technology Incorporated	2	270
Micron Technology, Inc. (a)	8	676
Microsoft Corporation	49	11,623
Mid-America Apartment Communities, Inc.	1	110
Moderna, Inc. (a)	2	252
Mohawk Industries Inc. (a)	—	80
Molina Healthcare, Inc. (a)	—	89
Molson Coors Beverage Company - Class B (a)	1	73
Mondelez International, Inc. - Class A	10	577
MongoDB, Inc. - Class A (a)	—	95
Monolithic Power Systems Inc.	—	91
Monster Beverage 1990 Corporation (a)	3	253
Moody's Corp.	1	347
Morgan Stanley	9	726
MOS Holdings Inc.	3	79
Motorola Solutions Inc.	1	219
MSCI Inc. - Class A	1	241
NASDAQ Inc.	1	120
NetApp, Inc.	2	111
Netflix, Inc. (a)	3	1,580
Neurocrine Biosciences, Inc. (a)	1	58
Newell Brands Inc.	3	74
Newmont Corporation	5	329
News Corporation - Class A	3	73
NextEra Energy, Inc.	13	1,014
NIKE, Inc. - Class B	9	1,143
NiSource Inc.	3	64
Nordson Corp.	—	69
Norfolk Southern Corporation	2	472
Northern Trust Corp.	1	142
Northrop Grumman Systems Corp.	1	358
NortonLifelock Inc.	4	85
Novocure Limited (a)	1	67
NRG Energy, Inc.	2	64
Nucor Corporation	2	172
NVIDIA Corporation	4	2,267
NVR, Inc. (a)	—	118
Occidental Petroleum Corporation	6	166
OGE Energy Corp.	1	44
Okta, Inc. - Class A (a)	1	181
Old Dominion Freight Line Inc.	1	157
Omega Healthcare Investors, Inc.	2	62
Omnicom Group Inc.	1	110
On Semiconductor Corporation (a)	3	116
ONEOK, Inc.	3	156
Oracle Corporation	14	949
O'Reilly Automotive, Inc. (a)	—	249
Otis Worldwide Corporation	3	198
Owens Corning Inc.	1	67
PACCAR Inc.	2	218
Pacific Gas And Electric Company (a)	10	112
Packaging Corporation of America	1	92
Palo Alto Networks, Inc. (a)	1	212
Parker-Hannifin Corporation	1	278
Paychex Inc.	2	222
Paycom Software, Inc. (a)	—	132
Paypal Holdings, Inc. (a)	8	1,853
Peloton Interactive, Inc. - Class A (a)	2	181
Pentair Public Limited Company	1	71
PepsiCo, Inc.	9	1,339
PerkinElmer Inc.	1	102
Pfizer Inc.	38	1,379
Philip Morris International Inc.	11	954
Phillips 66	3	248
Pinnacle West Capital Corp.	1	66
Pinterest, Inc. - Class A (a)	3	259
Pioneer Natural Resources Co.	1	228
Plug Power Inc. (a)	3	93
Pool Corporation	—	84
PPD, Inc. (a)	1	27
PPG Industries, Inc.	2	243
PPL Corporation	5	149
Principal Financial Group, Inc.	2	115
Procter & Gamble Co. (a)	17	2,302
Progressive Corp.	4	385
ProLogis Inc.	5	535
Prudential Financial Inc.	3	245
PTC Inc. (a)	1	103
Public Service Enterprise Group Inc.	4	214
Public Storage	1	272
Pulte Homes Inc.	2	100
Qiagen N.V. (a)	2	79
Qorvo, Inc. (a)	1	145
Qualcomm Incorporated	8	1,034
Quest Diagnostics Incorporated	1	122
Raymond James Financial Inc.	1	105
Raytheon BBN Technologies Corp.	10	803

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Realty Income Corporation	2	150
Regency Centers Corp.	1	68
Regeneron Pharmaceuticals, Inc. (a)	1	340
Regions Financial Corporation	7	139
Reinsurance Group of America, Incorporated	—	62
Republic Services Inc.	2	151
ResMed Inc.	1	190
RingCentral, Inc. - Class A (a)	1	154
Robert Half International Inc.	1	61
Rockwell Automation Inc.	1	216
Roku Inc. - Class A (a)	1	241
Rollins Inc.	2	56
Roper Technologies, Inc.	1	287
Ross Stores Inc.	2	290
Royal Caribbean Cruises Ltd.	1	109
Royalty Pharma PLC - Class A	1	48
RPM International Inc.	1	83
S&P Global Inc.	2	586
Salesforce.Com, Inc. (a)	6	1,321
Sarepta Therapeutics, Inc. (a)	1	38
SBA Communications Corporation	1	216
Schlumberger Ltd.	9	257
Seagen Inc. (a)	1	119
Sealed Air Corporation	1	49
SEI Investments Co.	1	55
Sempra Energy	2	259
Sensata Technologies Holding PLC (a)	1	63
ServiceNow, Inc. (a)	1	662
Sherwin-Williams Co.	1	416
Simon Property Group, Inc.	2	246
Sirius XM Holdings Inc. (b)	7	44
Skyworks Solutions, Inc.	1	206
Slack Technologies, Inc. - Class A (a)	3	124
Snap Inc. - Class A (a)	6	327
Snap-On Inc.	—	85
Snowflake Inc. - Class A (a)	—	32
SolarEdge Technologies Ltd. (a)	—	88
Southwest Airlines Co. (a)	1	59
Splunk Inc. (a)	1	148
Square, Inc. - Class A (a)	3	598
SS&C Technologies Holdings, Inc.	2	113
Stanley Black & Decker, Inc.	1	221
Starbucks Corporation	8	882
State Street Corporation	2	200
Steel Dynamics Inc.	2	79
Steris Limited	1	116
Stryker Corporation	2	568
Sun Communities Inc.	1	105
SunRun Inc. (a)	1	37
SVB Financial Group (a)	—	175
Synchrony Financial	4	149
Synopsys Inc. (a)	1	258
Sysco Corp.	3	261
T. Rowe Price Group, Inc.	2	268
Take-Two Interactive Software Inc. (a)	1	144
Target Corporation	3	684
Teladoc Health, Inc. (a)	1	136
Teledyne Technologies Inc. (a)	—	105
Teleflex Incorporated	—	139
Teradyne Inc.	1	144
Tesla Inc. (a)	5	3,475
Texas Instruments Incorporated	6	1,196
Textron Inc.	2	85
The AES Corporation	5	128
The Allstate Corporation	2	237
The Bank of New York Mellon Corporation (c)	5	259
The Blackstone Group Inc. - Class A	5	342
The Boeing Company (a)	4	943
The Carlyle Group, Inc.	1	32
The Charles Schwab Corporation	10	682
The Clorox Company	1	170
The Coca-Cola Company	28	1,474
The Goldman Sachs Group, Inc.	2	738
The Hartford Financial Services Group, Inc.	2	166
The Home Depot, Inc.	7	2,253
The Kroger Co.	5	196
The PNC Financial Services Group, Inc.	3	507
The Southern Company	7	448
The Trade Desk, Inc. - Class A (a)	—	188
The Travelers Companies, Inc.	2	267
The Western Union Company	3	68
The Williams Companies, Inc.	8	201
Thermo Fisher Scientific Inc.	3	1,239
TJX Cos. Inc.	8	542
T-Mobile USA, Inc. (a)	4	481
Tractor Supply Co.	1	147
Tradeweb Markets Inc. - Class A	1	38
Trane Technologies Public Limited Company	2	272
TransDigm Group Inc. (a)	—	214
TransUnion	1	117
Trimble Inc. (a)	2	135
Truist Financial Corporation	9	537
Twilio Inc. - Class A (a)	1	324
Twitter, Inc. (a)	5	346
Tyler Technologies Inc. (a)	—	118
Tyson Foods Inc. - Class A	2	152
U.S. Bancorp	9	516
Uber Technologies, Inc. (a)	7	367
UDR, Inc.	2	88
UGI Corp.	1	58
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	118
Union Pacific Corporation	5	1,017
United Parcel Service Inc. - Class B	5	830
United Rentals Inc. (a)	1	169
UnitedHealth Group Incorporated	7	2,420
Universal Health Services Inc. - Class B	1	71
Vail Resorts, Inc. (a)	—	83
Valero Energy Corporation	3	204
Varian Medical Systems, Inc. (a)	1	116
Veeva Systems Inc. - Class A (a)	1	246
Ventas, Inc.	3	136
VEREIT, Inc.	2	60
VeriSign, Inc. (a)	1	144
Verisk Analytics, Inc.	1	193
Verizon Communications Inc.	28	1,649
Vertex Pharmaceuticals Incorporated (a)	2	381
VF Corp.	2	187
ViacomCBS Inc. - Class B	4	177
Viatris, Inc. (a)	9	119
VICI Properties Inc.	4	100
Visa Inc. - Class A	12	2,457
Vistra Energy Corp.	3	57
VMware, Inc. - Class A (a)	1	85
Vornado Realty Trust	1	51
Voya Financial, Inc.	1	54
Vulcan Materials Co.	1	151
W. R. Berkley Corporation	1	74
W. W. Grainger, Inc.	—	127
W.P. Carey Inc.	1	83
Wabtec Corp.	1	104
Walgreens Boots Alliance, Inc.	5	274
Walmart Inc.	10	1,318
Walt Disney Co.	12	2,291
Waste Management, Inc.	3	380
Waters Corp. (a)	—	120
Wayfair Inc. - Class A (a)	—	140
WEC Energy Group Inc.	2	202
Wells Fargo & Company	27	1,056
Welltower Inc.	3	202
West Pharmaceutical Services Inc.	1	142
Western Digital Corporation (a)	2	138
Westrock Company, Inc.	2	91
Weyerhaeuser Company	5	182
Whirlpool Corporation	—	95
Willis Towers Watson Public Limited Company	1	208
Workday, Inc. - Class A (a)	1	302
Wynn Resorts Ltd. (a)	1	84
Xcel Energy Inc.	4	244
Xilinx, Inc. (a)	2	208
XPO Logistics, Inc. (a)	1	76

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Xylem Inc.	1	129
Yum! Brands, Inc.	2	221
Zebra Technologies Corp. - Class A (a)	—	180
Zendesk, Inc. (a)	1	95
Zillow Group, Inc. - Class A (a)	—	46
Zillow Group, Inc. - Class C (a)	1	123
Zimmer Biomet Holdings, Inc.	1	233
Zoetis Inc. - Class A	3	516
Zoom Video Communications, Inc. - Class A (a)	1	423
Zscaler, Inc. (a)	—	84
		239,373
Japan 7.5%
ABC-Mart Inc.	—	17
Acom Co. Ltd.	4	17
Advantest Corporation	1	124
AEON Co. Ltd.	5	138
AEON Mall Co. Ltd.	1	12
Air Water Inc. (b)	1	25
Aisin Seiki Co. Ltd. (b)	1	38
Ajinomoto Co. Inc.	3	66
Alfresa Holdings Corp.	1	25
All Nippon Airways Co. Ltd. (a)	1	23
Amada Co. Ltd.	2	26
Asahi Breweries Ltd.	3	135
Asahi Glass Co. Ltd.	1	55
Asahi Intecc Co., Ltd.	1	36
Asahi Kasei Corp.	9	102
Astellas Pharma Inc.	13	199
Azbil Corporation	1	30
Bandai Namco Holdings Inc.	1	100
Bank of Kyoto Ltd.	—	19
Bridgestone Corp.	4	154
Brother Industries Ltd. (b)	2	38
Calbee,Inc. (b)	1	18
Canon Inc.	7	154
Capcom Co. Ltd.	1	33
Casio Computer Co. Ltd. (b)	1	26
Central Japan Railway Co.	1	150
China Bank Ltd. (b)	3	22
Chubu Electric Power Co. Inc.	4	57
Chugai Pharmaceutical Co. Ltd.	5	191
Chugoku Electric Power Co. Inc. (b)	2	25
Coca-Cola Bottlers Japan Holdings Inc.	1	19
Concordia Financial Group, Ltd. (b)	7	28
COSMOS Pharmaceutical Corporation	—	16
CyberAgent Inc.	3	51
Dai Nippon Printing Co. Ltd.	2	38
Daifuke Co. Ltd.	1	69
Dai-ichi Life Holdings, Inc.	7	129
Daiichi Sankyo Company, Ltd	12	342
Daikin Industries Ltd.	2	344
Dainippon Sumitomo Pharma Co. Ltd. (b)	1	17
Daito Trust Construction Co. Ltd.	1	58
Daiwa House Industry Co. Ltd. (b)	4	112
Daiwa House REIT Investment Corporation	—	40
Daiwa Securities Group Inc. (b)	10	53
Denso Corp.	3	201
Dentsu Inc.	2	48
Disco Corp.	—	63
East Japan Railway Co.	2	149
Eisai Co. Ltd.	2	121
Fanuc Ltd.	1	309
Fast Retailing Co. Ltd.	—	320
Fuji Electric Holdings Co. Ltd.	1	42
FUJIFILM Holdings Corp.	3	149
Fujitsu Ltd.	1	188
Fukuoka Financial Group, Inc. (b)	1	21
GLP J-REIT	—	38
GMO Payment Gateway, Inc.	—	40
Hakuhodo DY Holdings Incorporated	1	23
Hamamatsu Photonics KK	1	59
Hankyu Hanshin Holdings Inc.	2	54
Harmonic Drive Systems Inc.	—	14
Hikari Tsushin Inc.	—	20
Hino Motors Ltd.	2	21
Hirose Electric Co. Ltd.	—	33
Hisamitsu Pharmaceutical Co. Inc.	—	20
Hitachi Construction Machinery Co. Ltd.	1	23
Hitachi Ltd. (b)	7	299
Hitachi Metals Ltd. (a)	2	25
Honda Motor Co. Ltd.	11	337
Hoshizaki Corporation	—	36
Hoya Corp.	3	306
Hulic Co. Ltd.	2	22
IBIDEN Co., Ltd.	1	28
Idemitsu Kosan Co., Ltd. (b)	1	31
Iida Group Holdings Co., Ltd.	1	22
Inpex Corporation	7	51
Isuzu Motors Ltd.	4	43
ITO EN, LTD.	—	18
ITOCHU Corp. (b)	9	302
ITOCHU Techno-Solutions Corporation	1	19
Japan Airlines Co., Ltd (a)	1	22
Japan Airport Terminal Co. Ltd. (a)	—	20
Japan Exchange Group Inc.	4	85
Japan Post Bank Co., Ltd. (b)	3	27
Japan Post Holdings Co., Ltd.	11	98
Japan Post Insurance Co., Ltd.	2	31
Japan Real Estate Investment Corp. (b)	—	53
Japan Retail Fund Investment Corp.	—	35
Japan Tobacco Inc.	8	163
JFE Holdings Inc.	3	38
JS Group Corp.	2	53
JSR Corp.	2	45
JXTG Holdings, Inc.	22	100
Kajima Corp.	3	48
Kakaku.com Inc.	1	27
Kansai Electric Power Co. Inc.	5	55
Kansai Paint Co. Ltd.	1	38
Kao Corp.	3	218
KDDI Corp.	11	341
Keihan Holdings Co. Ltd.	1	25
Keikyu Corp.	2	24
Keio Corp.	1	47
Keisei Electric Railway Co. Ltd.	1	26
Keyence Corp.	1	547
Kikkoman Corp.	1	60
Kintetsu Corp. (a)	1	50
Kirin Holdings Co. Ltd.	6	109
Kobayashi Pharmaceutical Co. Ltd.	—	28
Kobe Bussan Co., Ltd.	1	21
Koito Manufacturing Co. Ltd.	1	47
Komatsu Ltd.	6	189
Konami Corp.	1	42
Kose Corp.	—	28
Kubota Corp.	7	158
Kuraray Co. Ltd.	3	30
Kurita Water Industries Ltd.	1	30
Kyocera Corp.	2	140
Kyowa Kirin Co., Ltd.	2	54
Kyushu Electric Power Co. Inc.	3	31
Kyushu Railway Company (b)	1	26
Lasertec Corporation	1	66
Lawson Inc.	—	20
Lion Corp. (b)	2	31
M3, Inc.	3	213
Makita Corp.	2	64
Marubeni Corp. (b)	11	93
Marui Group Co. Ltd. (b)	2	28
Mazda Motor Corp. (a)	4	34
McDonald's Holdings Co. Japan Ltd.	1	23
Medipal Holdings Corp.	1	25
Meiji Holdings Co., Ltd. (b)	1	52
Mercari, Inc. (a)	1	23
Minebea Mitsumi Inc.	3	67
MISUMI Group Inc.	2	58
Mitsubishi Chemical Holdings Corporation	9	65
Mitsubishi Corp.	9	261
Mitsubishi Electric Corp.	13	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Mitsubishi Estate Co. Ltd.	8	140
Mitsubishi Gas Chemical Co. Inc.	1	32
Mitsubishi Heavy Industries Ltd.	2	69
Mitsubishi UFJ Financial Group Inc. (b)	85	451
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	3	18
Mitsui & Co. Ltd.	11	233
Mitsui Chemicals Inc.	1	38
Mitsui Fudosan Co. Ltd.	6	141
Miura Co.,Ltd.	1	33
Mizuho Financial Group Inc. (b)	17	242
MonotaRO Co., Ltd.	2	49
MS&AD Insurance Group Holdings, Inc.	3	94
Murata Manufacturing Co. Ltd.	4	321
Nabtesco Corp.	1	37
Nagoya Railroad Co. Ltd. (a)	1	33
NEC Corp.	2	106
NEC Electronics Corp. (a)	6	62
NEXON Co.,Ltd.	3	107
NGK Insulators Ltd.	2	35
NGK Spark Plug Co. Ltd. (b)	1	23
Nidec Corp.	3	379
Nihon M & A Center Inc.	2	49
Nintendo Co. Ltd.	1	448
Nippon Building Fund Inc.	—	53
Nippon Express Co. Ltd.	1	37
Nippon Meat Packers Inc.	1	21
Nippon Paint Co. Ltd.	5	72
Nippon Shinyaku Co., Ltd.	—	22
Nippon Steel Corporation	6	101
Nippon Telegraph & Telephone Corp.	9	226
Nippon Yusen KK	1	34
Nissan Chemical Industries Ltd.	1	43
Nissan Motor Co., Ltd. (a)	16	90
Nisshin Seifun Group Inc.	1	23
Nissin Foods Holdings Co. Ltd. (b)	1	37
Nitori Co. Ltd.	1	97
Nitto Denko Corp.	1	94
Nomura Holdings Inc.	21	113
Nomura Real Estate Holdings, Inc.	1	17
Nomura Real Estate Master Fund. Inc.	—	47
Nomura Research Institute Ltd.	2	71
NSK Ltd.	3	30
NTT Data Corp.	4	68
Obayashi Corp.	5	46
Obic Co. Ltd.	1	92
Odakyu Electric Railway Co. Ltd.	2	55
OJI Holdings Corp.	6	36
Olympus Corp.	8	170
Omron Corp.	1	102
Ono Pharmaceutical Co. Ltd.	3	70
Oracle Corp. Japan	—	29
Oriental Land Co. Ltd.	1	211
ORIX Corp.	9	155
Orix J-REIT Inc.	—	30
Osaka Gas Co. Ltd.	3	49
Otsuka Corp.	1	37
Otsuka Holdings Co., Ltd.	3	119
Pan Pacific International Holdings Corporation	3	71
Panasonic Corp.	15	193
PeptiDream Inc. (a)	1	28
Persol Holdings Co., Ltd.	1	26
Pigeon Corp. (b)	1	34
Pola Orbis Holdings Inc.	1	19
Prologis	—	51
Rakuten Inc.	6	75
Recruit Holdings Co., Ltd.	9	447
Resona Holdings Inc. (b)	14	58
Ricoh Co. Ltd. (b)	4	44
Rinnai Corp.	—	22
Rohm Co. Ltd.	1	59
Ryohin Keikaku Co. Ltd.	2	38
Santen Pharmaceutical Co. Ltd.	3	34
SBI Holdings Inc. (b)	2	49
SCSK Corporation	—	18
Secom Co. Ltd.	2	126
Sega Sammy Holdings Inc.	1	17
Seibu Holdings Inc. (a)	2	19
Seiko Epson Corp. (b)	2	31
Sekisui Chemical Co. Ltd.	3	50
Sekisui House Ltd.	4	95
Seven & I Holdings Co., Ltd.	5	214
SG Holdings Co., Ltd.	2	51
Sharp Corp. (b)	2	26
Shimadzu Corp.	2	58
Shimamura Co. Ltd.	—	23
Shimano Inc.	1	120
Shimizu Corp. (b)	4	32
Shin-Etsu Chemical Co. Ltd.	2	405
Shinsei Bank Ltd.	1	15
Shionogi & Co. Ltd. (b)	2	97
Shiseido Co. Ltd.	3	188
Shizuoka Bank Ltd.	3	22
SMC Corp.	—	233
Softbank Corp. (b)	20	256
SoftBank Group Corp.	11	921
Sohgo Security Services Co. Ltd.	1	24
Sompo Holdings, Inc. (b)	2	88
Sony Corp.	9	917
Square Enix Holdings Co. Ltd.	1	33
Stanley Electric Co. Ltd.	1	24
Subaru Corp. NPV (b)	4	88
SUMCO Corporation	2	39
Sumitomo Chemical Co. Ltd. (b)	11	57
Sumitomo Corp.	8	118
Sumitomo Electric Industries Ltd.	5	78
Sumitomo Metal Mining Co. Ltd.	2	74
Sumitomo Mitsui Financial Group Inc.	9	322
Sumitomo Mitsui Trust Holdings Inc. (b)	2	84
Sumitomo Realty & Development Co. Ltd.	2	71
Sundrug Co. Ltd.	1	18
Suntory Beverage & Food Limited	1	41
Suzuken Co. Ltd.	1	24
Suzuki Motor Corp.	3	119
Sysmex Corp.	1	130
T&D Holdings Inc. (b)	4	48
Taiheiyo Cement Corp.	1	21
Taisei Corp.	1	46
Taisho Pharmaceutical Holdings Company Ltd.	—	19
Taiyo Nippon Sanso Corp.	1	23
Takeda Pharmaceutical Co. Ltd.	11	393
TDK Corp.	1	126
Tecmo Koei Holdings Co., Ltd.	—	18
Teijin Ltd. (b)	1	22
Terumo Corp.	4	160
THK Co. Ltd.	1	28
TIS Inc.	1	33
Tobu Railway Co. Ltd.	1	38
Toho Co. Ltd.	1	33
Toho Gas Co. Ltd.	1	37
Tohoku Electric Power Co. Inc.	3	33
Tokio Marine Holdings Inc. (b)	4	210
Tokyo Century Corp.	—	20
Tokyo Electric Power Co. Holdings Inc. (a)	9	31
Tokyo Electron Ltd.	1	428
Tokyo Gas Co. Ltd.	2	56
Tokyu Corp.	4	51
Tokyu Fudosan Holdings Corporation	5	28
Toppan Printing Co. Ltd.	2	34
Toray Industries Inc.	10	65
Toshiba Corp.	3	88
Tosoh Corp.	2	31
TOTO Ltd.	1	55
Toyo Suisan Kaisha Ltd.	1	25
Toyoda Gosei Co. Ltd.	1	16
Toyota Industries Corp.	1	89
Toyota Motor Corp. (b)	15	1,141
Toyota Tsusho Corp.	1	59
Trend Micro Inc.	1	50
TSURUHA Holdings ,Inc.	—	26
Unicharm Corp.	3	122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
United Urban Investment Corp.	—	30
USS Co. Ltd.	2	29
Welcia Holdings Co.,Ltd.	1	21
West Japan Railway Co.	1	67
Yahoo! Japan Corp. (b)	19	95
Yakult Honsha Co. Ltd.	1	46
Yamada Denki Co. Ltd.	4	23
Yamaha Corp.	1	54
Yamaha Motor Co. Ltd.	2	49
Yamato Holdings Co. Ltd.	2	52
Yamazaki Baking Co. Ltd.	1	13
Yaskawa Electric Corp.	2	80
Yokogawa Electric Corp.	2	30
ZOZO, Inc.	1	18
		27,955
United Kingdom 4.3%
3i Group plc	7	110
Admiral Group PLC	1	56
Anglo American PLC	9	334
AON Public Limited Company - Class A	2	364
Ashtead Group Public Limited Company	3	183
Associated British Foods PLC (a)	2	82
AstraZeneca PLC	9	905
Auto Trader Group PLC (a)	6	49
AVEVA Group plc	—	20
Aviva PLC	28	155
BAE Systems PLC	22	153
Barclays PLC	119	305
Barratt Developments P L C	7	71
BP P.L.C.	140	565
British American Tobacco P.L.C.	16	605
BT Group Plc (a)	61	130
Bunzl Public Limited Company	2	79
Burberry Group PLC (a)	3	76
Carnival Plc (a)	5	132
Coca-Cola European Partners PLC	1	73
Compass Group PLC (a)	12	248
Croda International Public Limited Company	1	83
DCC Public Limited Company	1	61
Diageo PLC	16	657
Direct Line Insurance Limited	10	44
Evraz PLC	3	26
Experian PLC	6	217
Ferguson PLC	2	184
Fiat Chrysler Automobiles N.V. (a)	14	251
GlaxoSmithKline PLC	34	606
GVC Holdings PLC (a)	4	84
Halma Public Limited Company	3	88
Hargreaves Lansdown PLC	2	49
Hikma Pharmaceuticals Public Limited Company	1	29
HSBC Holdings PLC	141	821
Imperial Brands PLC	7	139
Informa Switzerland Limited (a)	10	80
InterContinental Hotels Group PLC (a)	1	86
Intertek Group Plc	1	89
J Sainsbury PLC	12	39
JD Sports Fashion Plc (a)	3	32
Johnson Matthey PLC	1	53
Kingfisher Plc	15	65
Land Securities Group PLC	5	44
Legal & General Group PLC	42	160
Liberty Global PLC - Class A (a)	1	31
Liberty Global PLC - Class C (a)	3	66
Linde Public Limited Company	4	1,006
Lloyds Banking Group PLC	489	287
London Stock Exchange Group PLC	2	208
M&G PLC	18	51
Melrose Holdings Limited	33	76
Mondi plc	3	86
National Grid PLC	24	286
Next PLC (a)	1	98
Ocado Group PLC (a)	3	92
Pearson PLC	5	56
Persimmon Public Limited Company	2	91
Phoenix Group Holdings PLC	3	33
Prudential Public Limited Company (c)	18	383
Reckitt Benckiser Group PLC	5	440
Relx PLC	13	336
Rentokil Initial PLC	13	88
Rio Tinto PLC	8	592
Rolls-Royce Holdings plc (a)	59	85
RSA Insurance Group PLC	7	67
Schroders PLC	1	44
SEGRO Public Limited Company	8	108
Severn Trent PLC	2	58
Smith & Nephew PLC	6	118
Smiths Group PLC	3	57
Spirax-Sarco Engineering PLC	1	81
SSE PLC	7	148
St. James's Place PLC	4	65
Standard Chartered PLC	18	126
Standard Life Aberdeen PLC	15	60
Taylor Wimpey PLC	26	64
Tesco PLC	54	171
The Berkeley Group Holdings PLC	1	56
The British Land Company Public Limited Company	7	47
The Royal Bank of Scotland Group Public Limited Company	33	90
The Sage Group PLC.	8	66
Unilever PLC	18	1,015
United Utilities Group PLC	5	59
Vodafone Group Public Limited Company	186	339
Whitbread PLC (a)	1	65
WM Morrison Supermarkets P L C	17	43
WPP 2012 Limited	9	112
		16,132
Canada 3.2%
Agnico Eagle Mines Limited	2	99
Air Canada (a)	1	17
Algonquin Power & Utilities Corp. (b)	4	63
Alimentation Couche-Tard Inc. - Class B	6	187
AltaGas Ltd.	2	35
ATCO Ltd. - Class I	1	17
B2Gold Corp.	6	28
Ballard Power Systems Inc. (a) (b)	1	29
Bank of Montreal	4	392
Barrick Gold Corporation	12	244
BCE Inc.	1	45
BlackBerry Limited (a)	3	29
Brookfield Asset Management Inc. - Class A	9	394
CAE Inc. (a)	2	60
Cameco Corp.	3	46
Canadian Apartment Properties REIT	1	21
Canadian Imperial Bank of Commerce	3	304
Canadian National Railway Company	5	565
Canadian Natural Resources Ltd.	8	257
Canadian Pacific Railway Limited	1	344
Canadian Tire Corporation, Limited - Class A	—	57
Canadian Utilities Limited - Class A	1	24
Canopy Growth Corporation (a)	2	48
CCL Industries Inc. - Class B	1	61
Cenovus Energy Inc.	7	53
CGI Inc. - Class A (a)	2	133
Constellation Software Inc.	—	140
Dollarama Inc.	2	93
Emera Inc.	2	76
Empire Company Limited - Class A	1	41
Enbridge Inc.	14	510
Fairfax Financial Holdings Ltd.	—	87
First Quantum Minerals Ltd	4	76
FirstService Corporation (b)	—	30
Fortis Inc.	3	139
Franco-Nevada Corporation	1	163
George Weston Ltd.	1	46
GFL Environmental Inc.	1	38
Gildan Activewear Inc. - Class A (a)	1	40
Great-West Lifeco Inc.	2	56
Hydro One Limited	2	54
iA Financial Corporation Inc.	1	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
IGM Financial Inc. (b)	1	15
Imperial Oil Ltd.	2	41
Intact Financial Corporation	1	123
Inter Pipeline Ltd.	3	39
Keyera Corp.	2	35
Kinross Gold Corporation	9	63
Kirkland Lake Gold Ltd. (b)	2	64
Loblaw Cos. Ltd.	1	67
Lundin Mining Corp.	5	48
Magna International Inc.	2	176
Manulife Financial Corp.	13	286
Metro Inc. - Class A	2	85
National Bank of Canada	2	156
Northland Power Inc.	1	40
Nutrien Ltd.	4	214
ONEX Corporation	1	31
Open Text Corporation	2	86
Pan American Silver Corp.	1	39
Parkland Corporation	1	30
Pembina Pipeline Corporation	4	110
Power Corporation of Canada (b)	4	100
Quebecor Inc. - Class B	1	32
Restaurant Brands International Limited Partnership	2	130
RioCan REIT	1	17
Ritchie Bros. Auctioneers Incorporated	1	41
Rogers Communications Inc. - Class B	2	111
Royal Bank of Canada	10	894
Saputo Inc.	2	48
Shaw Communications Inc. - Class B	3	88
Shopify Inc. - Class A (a)	1	773
SSR Mining Inc.	2	21
Sun Life Financial Inc.	4	207
Suncor Energy Inc.	10	215
TC Energy Corporation (b)	6	298
Teck Resources Limited - Class B	3	63
TELUS Corp.	3	60
The Bank of Nova Scotia	8	519
The Toronto-Dominion Bank	12	809
Thomson Reuters Corporation	1	108
TMX Group Limited (b)	—	42
Toromont Industries Ltd.	1	38
Waste Connections, Inc.	2	192
West Fraser Timber Co. Ltd.	1	36
Wheaton Precious Metals Corp.	3	122
WSP Canada Inc.	1	76
Yamana Gold Inc.	6	26
		11,998
France 3.1%
Accor SA (a)	1	45
Adevinta ASA - Class B (a)	1	18
Aeroports de Paris (a)	—	26
Alstom (a)	2	86
Amundi	—	35
Arkema	—	56
AtoS SE	1	58
AXA SA	13	354
Biomerieux SA	—	39
BNP Paribas SA	8	477
Bollore SA	6	27
Bouygues SA	1	60
Bureau Veritas	2	59
Capgemini SA	1	192
Carrefour SA	4	75
Cie de Saint-Gobain	4	211
Cie Generale d'Optique Essilor International SA	2	319
CNP Assurances SA	1	19
Compagnie Generale des Etablissements Michelin	1	174
Covivio	—	34
Credit Agricole SA	8	114
Danone	4	293
Dassault Aviation SA	—	25
Dassault Systemes SA	1	198
EDENRED	2	92
Eiffage	1	57
Electricite de France	4	59
Engie	13	179
Eurazeo SA	—	24
Faurecia	1	43
Gecina SA	—	43
Getlink S.E.	3	48
Hermes International SCA	—	240
Iliad SA	—	18
IPSEN	—	21
Kering SA	1	357
Klepierre (b)	1	34
La Francaise Des Jeux	1	25
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	534
Legrand SA	2	177
L'Oreal SA	2	666
LVMH Moet Hennessy Louis Vuitton SE	2	1,269
Natixis	6	28
Orange SA	14	172
Orpea	—	38
Pernod-Ricard SA	1	267
Publicis Groupe SA	2	92
Remy Cointreau SA	—	28
Renault SA (a)	1	57
Safran	2	300
Sanofi SA	8	773
Sartorius Stedim Biotech	—	80
Schneider Electric SE (a)	4	568
SCOR	1	38
SEB SA	—	30
Societe Generale SA	6	145
Sodexo SA (a)	1	58
SUEZ	2	48
Teleperformance	—	147
Thales SA	1	73
Total SA	17	812
Ubisoft Entertainment (a)	1	50
Valeo	2	58
Veolia Environnement	4	96
VINCI	4	367
Vivendi SA	6	188
Wendel SA	—	23
Worldline (a)	2	134
		11,550
Germany 2.6%
Adidas AG - Class N	1	410
Allianz SE	3	726
Aroundtown SA	7	48
BASF SE - Class N	6	521
Bayer AG - Class N	7	429
Bayerische Motoren Werke AG	2	237
Bechtle Aktiengesellschaft	—	30
Beiersdorf AG	1	74
Brenntag AG - Class N	1	96
Carl Zeiss Meditec AG	—	40
Continental AG (a)	1	105
Covestro AG	1	82
Daimler AG - Class N	6	526
Delivery Hero SE (a)	1	117
Deutsche Bank Aktiengesellschaft - Class N (a)	14	166
Deutsche Boerse AG - Class N	1	217
Deutsche Lufthansa AG (a)	2	28
Deutsche Post AG - Class N	7	377
Deutsche Telekom AG - Class N	23	463
Dresdner Bank AG (a)	7	42
DW Property Invest GmbH	2	111
E.ON SE - Class N	15	177
Evonik Industries AG	1	51
Fresenius Medical Care AG & Co. KGaA	1	108
Fresenius SE & Co. KGaA	3	125
GEA Group AG	1	47
Hannover Rueck SE - Class N	—	80
HeidelbergCement AG	1	94
Hellofresh SE (a)	1	65
Henkel AG & Co. KGaA	1	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Hochtief AG	—	15
Infineon Technologies AG - Class N	9	382
Kion Group AG	—	47
Knorr - Bremse Aktiengesellschaft	—	60
LANXESS Aktiengesellschaft	1	46
LEG Immobilien AG	—	59
Merck KGaA	1	154
MTU Aero Engines AG - Class N	—	87
Muenchener Rueckversicherungs AG - Class N	1	299
Nemetschek SE	—	23
Puma SE	1	63
Rational AG	—	23
RWE AG	4	173
SAP SE	7	885
Scout24 Holding GmbH	1	51
Siemens AG - Class N	5	868
Siemens Energy AG (a)	3	102
Siemens Healthineers AG	2	101
Symrise AG	1	106
TeamViewer AG (a)	1	35
Telefonica Deutschland Holding AG	7	19
Uniper SE	1	48
United Internet AG - Class N	1	29
Volkswagen AG	—	88
Vonovia SE	4	239
Zalando SE (a)	1	103
		9,766
Switzerland 2.5%
ABB Ltd. - Class N	13	389
Adecco Group AG - Class N	1	72
Alcon AG	3	236
Baloise Holding AG - Class N	—	52
Banque Cantonale Vaudoise - Class N	—	19
Barry Callebaut AG - Class N	—	45
Clariant AG - Class N	1	27
Coca-Cola HBC AG	1	43
Compagnie Financiere Richemont SA	4	341
Credit Suisse Group AG - Class N	17	180
EMS-Chemie Holding AG	—	54
Garmin Ltd.	1	133
Geberit AG - Class N	—	161
Givaudan SA - Class N	—	247
Glencore PLC	68	266
Julius Bar Gruppe AG - Class N	2	100
Kühne + Nagel International AG	—	108
LafargeHolcim Ltd.	4	212
Lindt & Spruengli AG - Class N	—	92
Logitech International S.A. - Class N	1	108
Lonza Group AG	1	290
Nestle SA - Class N	20	2,202
Novartis AG - Class N	15	1,299
Partners Group Holding AG	—	165
Roche Holding AG	—	61
Schindler Holding AG - Class N	—	42
SGS SA - Class N	—	116
Sika AG	1	279
Sonova Holding AG	—	97
STMicroelectronics NV	4	168
Straumann Holding AG - Class N	—	92
Swatch Group AG	—	57
Swatch Group AG - Class N	—	19
Swiss Life Holding AG - Class N	—	103
Swiss Prime Site AG - Class N	1	53
Swiss Re AG	2	197
Swisscom AG - Class N	—	101
TE Connectivity Ltd.	2	297
Temenos Group AG - Class N	—	71
UBS Group AG	25	392
Vifor Pharma Management AG	—	46
Zurich Insurance Group AG - Class N	1	443
		9,475
Australia 2.2%
Afterpay Limited (a)	1	105
AGL Energy Limited	5	34
Amcor Ltd. - CDI	5	59
AMP Ltd. (a)	26	25
Ampol Limited	2	35
APA Group	9	68
Aristocrat Leisure Limited	4	107
ASX Ltd.	1	78
Aurizon Holdings Limited	13	38
AusNet Services Holdings Pty Ltd	17	23
Australia & New Zealand Banking Group Ltd.	20	422
BHP Group PLC	14	416
BHP Group PLC	20	704
BlueScope Steel Ltd.	4	56
Brambles Limited	10	82
CIMIC Group Limited (b)	1	12
Coca-Cola Amatil Ltd.	3	33
Cochlear Ltd.	—	74
Coles Group Limited	9	113
Commonwealth Bank of Australia	12	801
Computershare Ltd.	4	42
Crown Resorts Limited	3	24
CSL Ltd.	3	628
DEXUS Funds Management Limited	8	59
Evolution Mining Limited	10	32
Fortescue Metals Group Ltd.	12	182
Goodman Funding Pty Ltd	12	163
GPT Group	13	46
Insurance Australia Group Ltd.	16	56
LendLease Corp. Ltd.	4	43
Macquarie Group Limited	2	274
Magellan Financial Group Ltd	1	33
Medibank Private Limited	18	38
Mirvac Group	30	57
National Australia Bank Ltd.	23	451
Newcrest Mining Ltd.	6	109
Northern Star Resources Ltd.	7	51
Oil Search Ltd.	14	45
Orica Ltd.	3	31
Origin Energy Ltd.	13	46
Qantas Airways Ltd. (a)	5	18
QBE Insurance Group Ltd.	11	78
Ramsay Health Care Ltd.	1	68
REA Group Ltd.	—	40
Rio Tinto Ltd.	3	213
Santos Ltd.	13	69
Scentre Group Limited	38	81
SEEK Limited (a)	2	54
Sonic Health Care Ltd.	3	87
South32 Limited	35	75
Stockland	16	54
Suncorp Group Ltd.	9	65
Sydney Airport Corporation Limited (a)	8	40
Tabcorp Holdings Ltd.	16	56
Telstra Corp. Ltd.	27	71
TPG Telecom Limited (a)	3	17
Transurban Group	19	191
Treasury Wine Estates Limited	5	41
Vicinity Centres RE Ltd	26	33
Washington H Soul Pattinson & Co. Ltd. (b)	1	17
Wesfarmers Ltd.	8	309
Westpac Banking Corporation	25	462
Wisetech Global Limited	1	21
Woodside Petroleum Ltd.	7	119
Woolworths Group Ltd.	9	272
		8,246
Netherlands 1.8%
ABN AMRO Bank N.V. - DUTCHCERT	3	33
Adyen B.V. (a)	—	277
Aegon NV	13	60
Airbus SE (a)	4	459
Akzo Nobel N.V.	1	152
argenx SE (a)	—	83
ASM International N.V.	—	77
ASML Holding	3	1,796
CNH Industrial N.V. (a)	7	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Heineken Holding N.V.	1	71
Heineken NV	2	184
ING Groep N.V.	27	329
JDE Peet's N.V.	—	16
Just Eat Takeaway.Com N.V. (a)	1	82
Koninklijke Ahold Delhaize N.V.	8	211
Koninklijke DSM N.V.	1	198
Koninklijke KPN N.V.	26	87
Koninklijke Philips N.V.	6	361
Koninklijke Vopak N.V.	—	25
NN Group N.V.	2	100
NXP Semiconductors N.V.	2	384
Prosus N.V. (a)	3	379
Randstad NV (b)	1	55
Royal Dutch Shell PLC - Class A	28	548
Royal Dutch Shell PLC - Class B	26	467
Unibail-Rodamco SE (b)	1	77
Wolters Kluwer NV - Class C	2	163
		6,784
Sweden 1.0%
Aktiebolaget Electrolux - Class B (b)	1	41
Aktiebolaget Industrivarden - Class A	1	23
Aktiebolaget Industrivarden - Class C	1	41
Aktiebolaget SKF - Class B (b)	3	73
Aktiebolaget Volvo - Class B (b)	10	250
Alfa Laval AB	2	68
Assa Abloy AB - Class B	7	199
Atlas Copco Aktiebolag - Class A	5	281
Atlas Copco Aktiebolag - Class B	3	139
Autoliv, Inc. (a)	1	51
Boliden AB	2	71
Epiroc Aktiebolag - Class A	5	105
Epiroc Aktiebolag - Class B	3	56
EQT AB (d)	1	49
Essity Aktiebolag (publ) (b)	4	131
Evolution Gaming Group AB (publ)	1	160
Fastighets Ab Balder - Class B (a)	1	29
Hennes & Mauritz AB - Class B (a)	5	122
Hexagon Aktiebolag - Class B	2	182
Husqvarna Aktiebolag - Class B	3	41
ICA Gruppen Aktiebolag	1	35
Investmentaktiebolaget Latour - Class B	1	24
Investor AB - Class B	3	255
Kinnevik AB - Class B (a) (b)	2	82
L E Lundbergforetagen AB - Class B	1	29
Lundin Petroleum AB	1	44
NIBE Industrier AB - Class B	2	61
Sandvik AB	8	212
Securitas AB - Class B	2	39
Skandinaviska Enskilda Banken AB - Class A (b)	11	133
Skanska AB - Class B (b)	2	58
Svenska Cellulosa Aktiebolaget SCA - Class B	4	67
Svenska Handelsbanken AB - Class A	11	119
Swedbank AB - Class A	7	115
Swedish Match AB	1	86
Tele2 AB - Class B	3	45
Telefonaktiebolaget LM Ericsson - Class B	20	265
Telia Co. AB	17	75
		3,856
Hong Kong 1.0%
AIA Group Limited	83	1,015
ASM Pacific Technology Ltd.	2	31
Bank of East Asia Ltd.	11	24
Budweiser Brewing Company APAC Limited	13	38
CK Asset Holdings Limited	18	110
CK Hutchison Holdings Limited	19	152
CK Infrastructure Holdings Limited	5	30
CLP Holdings Ltd.	11	112
ESR Cayman Limited (a)	10	32
Galaxy Entertainment Group Ltd. (a)	15	136
Hang Lung Properties Ltd.	14	38
Hang Seng Bank Ltd.	5	103
Henderson Land Development Co. Ltd.	9	42
HK Electric Investments Limited	23	23
HKT Trust	28	40
Hong Kong & China Gas Co. Ltd.	75	119
Hong Kong Exchanges & Clearing Ltd.	8	495
Hongkong Land Holdings Ltd.	7	37
Jardine Matheson Holdings Ltd.	2	98
Jardine Strategic Holdings Ltd. (b)	1	46
Link Real Estate Investment Trust	14	130
Melco Resorts & Entertainment Ltd. - ADR (a)	1	27
MTR Corp.	11	62
New World Development Company Limited	11	58
PCCW Ltd.	25	14
Power Assets Holdings Ltd.	9	56
Sands China Ltd. (a)	16	81
Sino Land Co.	24	34
SJM Holdings Limited (a)	12	16
Sun Hung Kai Properties Ltd.	9	137
Swire Pacific Ltd. - Class A	4	32
Swire Properties Limited	8	25
Techtronic Industries Company Limited	9	163
WH Group Limited	62	51
Wharf Real Estate Investment Company Limited	11	62
Xinyi Glass Holdings Limited	10	33
		3,702
Ireland 0.9%
Accenture Public Limited Company - Class A	4	1,199
CRH Plc	5	253
Flutter Entertainment Public Limited Company (a)	1	237
James Hardie Industries Public Limited Company - CDI (a)	3	93
Kerry Group Plc	1	136
Kingspan Group Plc	1	96
Medtronic Public Limited Company	9	1,096
Seagate Technology Public Limited Company	2	125
Smurfit Kappa Funding Designated Activity Company	2	76
		3,311
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	46
A P Moller - Maersk A/S - Class B	—	100
Ambu A/S - Class B	1	48
Carlsberg A/S - Class B	1	111
Chr. Hansen Holding A/S (a)	1	67
Coloplast A/S - Class B	1	127
Danske Bank A/S	5	93
Demant A/S (a)	1	36
DSV Panalpina A/S	1	285
Genmab A/S (a)	—	148
GN Store Nord A/S	1	63
H Lundbeck A/S	1	21
Novo Nordisk A/S - Class B	12	801
Novozymes A/S - Class B	1	94
Orsted A/S	1	215
Pandora A/S (a)	1	78
Rockwool International A/S - Class B	—	20
Tryg A/S (b)	2	53
Vestas Wind Systems A/S	1	281
		2,687
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A.	2	54
AENA, S.M.E., S.A. (a)	—	77
Amadeus IT Group SA	3	222
Banco Bilbao Vizcaya Argentaria, S.A. (a)	45	236
Banco Santander, S.A.	119	407
CaixaBank, S.A.	25	76
Cellnex Telecom, S.A. (b)	2	125
Enagas SA	2	37
Endesa SA	2	59
Ferrovial, S.A.	3	84
Grifols, S.A.	2	58
Iberdrola, Sociedad Anonima	42	538
Industria de Diseno Textil, S.A.	8	252
Naturgy Energy Group SA (b)	2	46
Red Electrica Corporacion, S.A.	3	56
Repsol SA	11	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Siemens Gamesa Renewable Energy, S.A.	2	65
Telefonica SA	35	156
		2,678
Italy 0.6%
Amplifon S.p.A	1	27
Assicurazioni Generali SpA	8	156
Atlantia SpA (a)	3	64
Davide Campari-Milano S.p.A.	4	45
DiaSorin S.p.A.	—	25
Enel SpA	56	559
ENI SpA	17	211
Exor Nederland N.V.	1	63
Ferrari N.V.	1	181
Finecobank Banca Fineco SPA (a)	4	67
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	2	17
Intesa Sanpaolo SpA	114	310
Mediobanca SpA (a)	4	45
Moncler S.p.A.	1	75
Nexi S.p.A. (a)	2	41
Poste Italiane - Societa' Per Azioni	4	51
Prysmian S.p.A.	2	52
Recordati Industria Chimica E Farmaceutica S.p.A.	1	41
Snam Rete Gas SpA	13	74
Telecom Italia SpA	58	32
Terna – Rete Elettrica Nazionale S.p.A.	10	78
UniCredit S.p.A.	15	154
		2,368
Finland 0.4%
Elisa Oyj	1	58
Fortum Oyj	3	87
Kesko Oyj - Class B	2	49
Kone Corporation	2	191
Neste Oyj	3	157
Nokia Oyj (a)	40	158
Nordea Bank ABP	22	219
Orion Oyj - Class B	1	30
Sampo Oyj - Class A	3	151
Stora Enso Oyj - Class R	4	75
UPM-Kymmene Oyj	4	136
Wartsila Oyj	3	29
		1,340
Singapore 0.4%
Ascendas REIT	23	52
CapitaLand Ltd.	20	56
CapitaMall Trust	31	50
City Developments Ltd.	4	21
DBS Group Holdings Ltd.	13	271
Genting Singapore Limited	41	28
Keppel Corporation Limited	11	45
Mapletree Commercial Trust Management Ltd. (e)	13	21
Mapletree Logistics Trust Management Ltd.	17	24
Oversea-Chinese Banking Corporation Limited	24	206
Singapore Airlines Ltd. (a)	9	36
Singapore Exchange Ltd.	6	45
Singapore Technologies Engineering Ltd.	10	30
Singapore Telecommunications Limited	55	101
Suntec Real Estate Investment Trust	16	18
United Overseas Bank Ltd.	8	156
UOL Group Ltd.	3	18
Venture Corp. Ltd.	2	28
Wilmar International Limited	14	58
		1,264
Belgium 0.3%
ageas SA/NV	1	71
Anheuser-Busch InBev	5	334
Colruyt SA	—	22
Elia Group	—	21
Galapagos (a)	—	23
Groupe Bruxelles Lambert SA	1	81
KBC Groep NV	2	124
Proximus	1	23
Sofina	—	33
Solvay SA	1	64
UCB SA	1	84
Umicore	1	71
		951
Norway 0.2%
DNB Bank ASA	7	141
Equinor ASA	7	137
Gjensidige Forsikring ASA	1	33
Mowi ASA	3	80
Norsk Hydro ASA	9	58
Orkla ASA	6	54
Schibsted ASA - Class A	—	19
Schibsted ASA - Class B	1	22
Telenor ASA	5	91
Yara International ASA	1	63
		698
Israel 0.2%
Azrieli Group Ltd.	—	15
Bank Hapoalim BM	8	65
Bank Leumi Le-Israel BM	10	65
Check Point Software Technologies Ltd (a)	1	85
CyberArk Software Ltd. (a)	—	32
Elbit Systems Ltd.	—	23
Israel Chemicals Ltd.	5	31
Israel Discount Bank Ltd.	8	32
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. (a)	—	97
Teva Pharmaceutical Industries Ltd - ADR (a)	8	87
Wix.Com Ltd. (a)	—	99
		655
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	109
Everest Re Group, Ltd.	—	70
Marvell Technology Group Ltd	5	225
RenaissanceRe Holdings Ltd	—	59
		463
Argentina 0.1%
MercadoLibre S.R.L (a)	—	450
New Zealand 0.1%
a2 Milk Co. Ltd. (a) (b)	6	34
Auckland International Airport Limited (a)	9	49
Fisher & Paykel Healthcare Corp.	4	92
Mercury NZ Limited	4	20
Meridian Energy Limited	9	35
Ryman Healthcare Ltd.	3	31
Spark New Zealand Ltd.	14	43
Xero Limited (a)	1	70
		374
Luxembourg 0.1%
ArcelorMittal	5	142
Eurofins Scientific SE	1	86
SES S.A. - DRC	3	22
Tenaris SA	3	39
		289
Austria 0.1%
Erste Group Bank AG	2	67
OMV AG	1	49
Raiffeisen Bank International AG	1	19
Verbund AG (b)	1	37
Voestalpine AG	1	30
		202
Portugal 0.1%
Energias de Portugal SA	20	113
Galp Energia, SGPS, S.A.	3	38
Jeronimo Martins, SGPS, S.A.	2	31
		182
China 0.0%
BOC Hong Kong Holdings Ltd.	25	88
Chile 0.0%
Antofagasta PLC	3	65

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Macau 0.0%
Wynn Macau, Limited (a)	10	20
Mexico 0.0%
Fresnillo PLC	1	13
United Arab Emirates 0.0%
NMC Health PLC (f)	1	—
Total Common Stocks (cost $257,850)		366,935
PREFERRED STOCKS 0.6%
Switzerland 0.4%
Lindt & Spruengli AG	—	61
Roche Holding AG	5	1,556
Schindler Holding AG	—	81
		1,698
Germany 0.2%
Bayerische Motoren Werke AG	—	28
Fuchs Petrolub SE	—	22
Henkel AG & Co. KGaA (g)	1	137
Porsche Automobil Holding SE (g)	1	118
Sartorius AG	—	121
Volkswagen AG (g)	1	357
		783
Italy 0.0%
Telecom Italia SpA	39	23
Total Preferred Stocks (cost $1,906)		2,504
RIGHTS 0.0%
Italy 0.0%
Snam S.P.A. (a) (h)	13	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.00% (c) (i)	2,624	2,624
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.00% (c) (i)	2,605	2,605
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (j) (k)	304	304
Total Short Term Investments (cost $5,533)		5,533
Total Investments 100.4% (cost $265,289)		374,972
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.4)%		(1,655)
Total Net Assets 100.0%		373,312

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $49 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

JNL/Mellon MSCI World Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	339	—	7	2	(2)	53	383	0.1
The Bank of New York Mellon Corporation	240	—	7	2	(2)	28	259	0.1
	579	—	14	4	(4)	81	642	0.2

JNL/Mellon MSCI World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	23	21	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	11	June 2021	EUR	417	(1)	9
FTSE 100 Index	2	June 2021	GBP	135	(2)	(2)
S&P 500 Index	13	June 2021		2,555	13	24
S&P/ASX 200 Index	1	June 2021	AUD	170	1	(1)
S&P/TSX 60 Index	1	June 2021	CAD	223	—	—
TOPIX Index	2	June 2021	JPY	37,971	(4)	10
					7	40

JNL/Mellon MSCI World Index Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CBA	06/16/21	AUD	125	95	(1)
CAD/USD	HSB	06/16/21	CAD	80	64	—
EUR/USD	CBA	06/16/21	EUR	115	135	(2)
EUR/USD	JPM	06/16/21	EUR	191	224	(4)
EUR/USD	RBC	06/16/21	EUR	38	44	(1)
EUR/USD	UBS	06/16/21	EUR	448	526	(7)
GBP/USD	CBA	06/16/21	GBP	119	164	(1)
GBP/USD	SGA	06/16/21	GBP	67	93	(1)
JPY/USD	UBS	06/16/21	JPY	39,858	360	(7)
USD/AUD	BOA	04/06/21	AUD	(120)	(91)	—
USD/CHF	CSI	04/06/21	CHF	(59)	(63)	—
USD/EUR	BMO	06/16/21	EUR	(38)	(45)	1
USD/EUR	BOA	06/16/21	EUR	(38)	(44)	—
USD/EUR	CBA	06/16/21	EUR	(114)	(133)	3
USD/EUR	HSB	06/16/21	EUR	(114)	(134)	2
USD/EUR	JPM	06/16/21	EUR	(38)	(44)	—
USD/EUR	RBC	06/16/21	EUR	(39)	(45)	—
USD/EUR	SCB	06/16/21	EUR	(150)	(177)	3
USD/GBP	BCL	04/06/21	GBP	(52)	(72)	—
USD/GBP	RBC	06/16/21	GBP	(67)	(92)	—
USD/JPY	SCB	06/16/21	JPY	(19,450)	(176)	3
					589	(12)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.8%
Information Technology 48.3%
Adobe Inc. (a)	219	104,301
Advanced Micro Devices, Inc. (a)	552	43,360
Analog Devices, Inc.	168	26,039
ANSYS, Inc. (a)	39	13,361
Apple Inc. (a)	5,042	615,881
Applied Materials, Inc.	419	55,934
ASML Holding - ADR	35	21,587
Atlassian Corporation PLC - Class A (a)	62	13,040
Autodesk, Inc. (a)	100	27,643
Automatic Data Processing, Inc.	195	36,838
Broadcom Inc.	186	86,387
Cadence Design Systems Inc. (a)	129	17,630
CDW Corp.	65	10,801
Check Point Software Technologies Ltd (a)	66	7,418
Cisco Systems, Inc.	1,936	100,083
Cognizant Technology Solutions Corp. - Class A	247	19,293
DocuSign, Inc. (a)	86	17,327
Fiserv, Inc. (a)	306	36,393
Intel Corporation	1,854	118,664
Intuit Inc.	124	47,553
KLA-Tencor Corp.	71	23,592
Lam Research Corp.	66	39,223
Marvell Technology Group Ltd	314	15,366
Maxim Integrated Products, Inc. (a)	120	10,968
Microchip Technology Incorporated	122	18,931
Micron Technology, Inc. (a)	510	45,011
Microsoft Corporation	2,265	534,027
NetEase, Inc. - ADR	135	13,934
NVIDIA Corporation	284	151,566
NXP Semiconductors N.V.	126	25,273
Okta, Inc. - Class A (a)	56	12,379
Paychex Inc.	163	15,951
Paypal Holdings, Inc. (a)	536	130,218
Qualcomm Incorporated	519	68,869
Skyworks Solutions, Inc.	75	13,762
Splunk Inc. (a)	72	9,801
Synopsys Inc. (a)	70	17,357
Texas Instruments Incorporated	420	79,399
VeriSign, Inc. (a)	54	10,716
Workday, Inc. - Class A (a)	83	20,644
Xilinx, Inc. (a)	112	13,934
Zoom Video Communications, Inc. - Class A (a)	92	29,497
		2,719,951
Communication Services 19.7%
Activision Blizzard, Inc.	352	32,752
Alphabet Inc. - Class A (a)	90	186,128
Alphabet Inc. - Class C (a)	98	203,348
Baidu, Inc. - Class A - ADR (a)	125	27,094
Booking Holdings Inc. (a)	19	43,708
Charter Communications, Inc. - Class A (a)	88	54,433
Comcast Corporation - Class A	2,089	113,045
Electronic Arts Inc.	134	18,115
Facebook, Inc. - Class A (a)	722	212,630
Fox Corporation - Class A	159	5,757
Fox Corporation - Class B	122	4,255
Match Group Holdings II, LLC (a)	122	16,809
Netflix, Inc. (a)	203	105,715
Sirius XM Holdings Inc. (b)	1,917	11,673
T-Mobile USA, Inc. (a)	568	71,168
		1,106,630
Consumer Discretionary 17.5%
Amazon.com, Inc. (a)	151	467,884
Dollar Tree Inc. (a)	106	12,099
eBay Inc.	318	19,480
JD.com, Inc. - Class A - ADR (a)	377	31,804
Lululemon Athletica Inc. (a)	58	17,700
Marriott International, Inc. - Class A (a)	150	22,182
MercadoLibre S.R.L (a)	23	33,593
O'Reilly Automotive, Inc. (a)	32	16,049
Peloton Interactive, Inc. - Class A (a)	120	13,450
Pinduoduo Inc. - ADR (a)	155	20,703
Ross Stores Inc.	164	19,715
Starbucks Corporation	537	58,647
Tesla Inc. (a)	357	238,579
Trip.com Group Limited - ADR (a)	247	9,791
		981,676
Health Care 6.4%
Alexion Pharmaceuticals, Inc. (a)	100	15,351
Align Technology, Inc. (a)	36	19,732
Amgen Inc.	263	65,476
Biogen Inc. (a)	71	19,884
Cerner Corp.	145	10,415
DexCom Inc. (a)	44	15,836
Gilead Sciences, Inc.	574	37,120
IDEXX Laboratories, Inc. (a)	39	19,276
Illumina, Inc. (a)	66	25,497
Incyte Corporation (a)	104	8,412
Intuitive Surgical, Inc. (a)	54	39,820
Moderna, Inc. (a)	183	23,970
Regeneron Pharmaceuticals, Inc. (a)	48	22,527
Seagen Inc. (a)	83	11,493
Vertex Pharmaceuticals Incorporated (a)	118	25,392
		360,201
Consumer Staples 5.1%
Costco Wholesale Corporation	202	71,162
Keurig Dr Pepper Inc.	650	22,357
Kraft Heinz Foods Company	564	22,573
Mondelez International, Inc. - Class A	642	37,564
Monster Beverage 1990 Corporation (a)	244	22,235
PepsiCo, Inc.	633	89,521
Walgreens Boots Alliance, Inc.	400	21,958
		287,370
Industrials 1.8%
Cintas Corp.	48	16,377
Copart Inc. (a)	106	11,534
CSX Corp.	348	33,588
Fastenal Co.	259	12,996
PACCAR Inc.	159	14,761
Verisk Analytics, Inc.	74	12,991
		102,247
Utilities 1.0%
American Electric Power Company, Inc.	225	19,023
Exelon Corporation	451	19,709
Xcel Energy Inc.	241	16,031
		54,763
Total Common Stocks (cost $3,043,480)		5,612,838
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (c) (d)	14,853	14,853
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	7,805	7,805
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 09/09/21 (e) (f)	1,404	1,404
Total Short Term Investments (cost $24,062)		24,062
Total Investments 100.2% (cost $3,067,542)		5,636,900
Other Derivative Instruments 0.0%		329
Other Assets and Liabilities, Net (0.2)%		(10,037)
Total Net Assets 100.0%		5,627,192

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	73	June 2021	18,961	329	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.6%
Real Estate 99.6%
Acadia Realty Trust	8	161
Agree Realty Corporation	5	369
Alexander & Baldwin, LLC	7	113
Alexander's, Inc.	—	62
Alexandria Real Estate Equities, Inc.	14	2,219
American Assets Trust, Inc.	5	162
American Campus Communities, Inc.	14	597
American Finance Trust, Inc. - Class A	11	105
American Homes 4 Rent - Class A	29	950
American Tower Corporation	44	10,617
Americold Realty Trust	20	782
Apartment Income REIT Corp.	15	640
Apartment Investment and Management Company - Class A	14	88
Apple Hospitality REIT, Inc.	21	310
Armada Hoffler Properties, Inc.	6	73
AvalonBay Communities, Inc.	14	2,578
Boston Properties Inc.	15	1,500
Brandywine Realty Trust	17	224
Brixmor Property Group Inc.	30	603
Camden Property Trust	10	1,065
Caretrust REIT, Inc.	9	219
Catchmark Timber Trust, Inc. - Class A	4	45
CBRE Group, Inc. - Class A (a)	34	2,656
Centerspace	1	85
Chatham Lodging Trust (a)	5	65
City Office REIT, Inc.	4	44
Colony Capital, Inc. - Class A (a)	48	309
Columbia Property Trust Inc.	11	194
Community Healthcare Trust Incorporated	2	105
CoreSite Realty Corporation	4	512
Corporate Office Properties Trust	11	296
Cousins Properties Incorporated	15	524
Crown Castle International Corp.	43	7,423
CubeSmart	20	742
Cushman & Wakefield PLC (a) (b)	11	175
Cyrusone LLC	12	819
DiamondRock Hospitality Co. (a)	19	200
Digital Realty Trust Inc.	28	3,947
Diversified Healthcare Trust	24	116
Douglas Emmett, Inc.	18	549
Duke Realty Corp.	37	1,562
Dwight A. Walker Real Estate, Inc. - Class A	2	69
Easterly Government Properties, Inc.	8	169
EastGroup Properties Inc.	4	570
Empire State Realty Trust Inc. - Class A (a)	14	157
EPR Properties (a)	8	351
Equinix, Inc.	9	6,055
Equity Commonwealth (a)	12	339
Equity Lifestyle Properties, Inc.	17	1,096
Equity Residential	37	2,668
Essential Properties Realty Trust, Inc.	10	237
Essex Property Trust Inc.	7	1,775
eXp World Holdings, Inc. (a)	5	249
Extra Space Storage Inc.	13	1,716
Federal Realty Investment Trust	7	723
First Industrial Realty Trust, Inc.	13	590
Five Point Holdings, LLC - Class A (a)	5	39
Florida Rock Properties, Inc. (a)	1	29
Forestar Group Inc. (a)	2	38
Four Corners Property Trust, Inc.	7	202
Franklin Street Properties Corp.	10	54
Gaming and Leisure Properties, Inc.	22	922
Getty Realty Corp.	3	98
Gladstone Commercial Corp.	3	65
Global Healthcare REIT, Inc.	6	73
Global Net Lease Inc.	9	158
Healthcare Realty Trust Inc.	13	408
Healthcare Trust of America, Inc. - Class A	22	606
Healthpeak Properties, Inc.	54	1,711
Highwoods Properties Inc.	10	441
Host Hotels & Resorts, Inc.	71	1,191
Hudson Pacific Properties Inc.	15	408
Independence Realty Trust, Inc.	9	143
Industrial Logistics Properties Trust	6	145
Innovative Industrial Properties, Inc. (b)	2	400
Invitation Homes Inc.	56	1,796
Iron Mountain Incorporated	29	1,061
iStar Inc.	8	135
JBG Smith Properties	12	375
Jones Lang LaSalle Incorporated (a)	5	922
Kennedy-Wilson Holdings Inc.	13	253
Kilroy Realty Corporation	10	675
Kimco Realty Corporation	43	814
Kite Realty Naperville, LLC	8	161
Lamar Advertising Co. - Class A	9	815
Lexington Realty Trust	28	309
Life Storage Inc.	7	630
LTC Properties Inc.	4	167
Macerich Co. (b)	11	128
Mack-Cali Realty Corporation (a)	9	137
Marcus & Millichap Inc. (a)	2	83
Medical Properties Trust, Inc.	57	1,213
MGM Growth Properties LLC - Class A	15	494
Mid-America Apartment Communities, Inc.	11	1,654
Monmouth Real Estate Investment Corp. - Class A	9	166
National Health Investors, Inc.	4	320
National Retail Properties, Inc.	17	769
National Storage Affiliates Trust	7	278
Newmark Group, Inc. - Class A	15	148
NexPoint Residential Trust, Inc.	2	94
Office Properties Income Trust	5	135
Omega Healthcare Investors, Inc.	23	835
One Liberty Properties Inc.	2	40
OUTFRONT Media Inc. (a)	15	316
Paramount Group, Inc.	17	173
Park Hotels & Resorts Inc. (a)	24	512
Pebblebrook Hotel Trust	13	321
Physicians Realty Trust	21	364
Piedmont Office Realty Trust Inc. - Class A	13	218
PotlatchDeltic Corp.	7	354
ProLogis Inc.	74	7,835
PS Business Parks, Inc.	2	322
Public Storage	16	3,884
QTS Realty Trust, Inc. - Class A	7	402
Rayonier Inc.	14	435
Realogy Holdings Corp. (a)	11	170
Realty Income Corporation	35	2,231
Redfin Corporation (a)	10	642
Regency Centers Corp.	17	958
Retail Opportunity Investments Corp.	12	189
Retail Properties of America, Inc. - Class A	22	228
Rexford Industrial Realty, Inc.	12	627
RLJ III-EM Columbus Lessee, LLC	17	257
RPT Realty	8	95
Ryman Hospitality Properties, Inc. (a)	5	404
Sabra Health Care REIT, Inc.	20	355
Safehold Inc. (b)	1	89
Saul Centers Inc.	1	55
SBA Communications Corporation	11	3,086
Seritage Growth Properties - Class A (a) (b)	3	63
Service Properties Trust	16	189
Simon Property Group, Inc.	33	3,735
SITE Centers Corp.	16	212
SL Green Realty Corp. (b)	7	513
Spirit Realty Capital, Inc.	11	462
St. Joe Co.	3	139
STAG Industrial, Inc.	15	501
STORE Capital Corp.	25	839
Summit Hotel Properties Inc. (a)	11	109
Sun Communities Inc.	11	1,616
Sunstone Hotel Investors Inc. (a)	22	270
Tanger Factory Outlet Centers Inc. (b)	10	144
Tejon Ranch Co. (a)	2	37
Terreno Realty Corporation	7	391
The GEO Group, Inc. (b)	11	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Howard Hughes Corporation (a)	4	392
The RMR Group Inc. - Class A	2	66
UDR, Inc.	30	1,294
UMH Properties Inc.	4	73
Uniti Group Inc.	23	252
Universal Health Realty Income Trust	1	92
Urban Edge Properties	11	188
Urstadt Biddle Properties Inc. - Class A	3	55
Ventas, Inc.	38	2,000
VEREIT, Inc.	22	846
VICI Properties Inc.	54	1,518
Vornado Realty Trust	16	732
W.P. Carey Inc.	18	1,244
Washington REIT	8	177
Weingarten Realty Investors	12	324
Welltower Inc.	42	2,991
Weyerhaeuser Company	75	2,659
Xenia Hotels & Resorts Inc. (a)	11	221
Total Common Stocks (cost $129,925)		131,262
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.00% (c) (d)	1,132	1,132
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	793	793
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	10	10
0.03%, 09/09/21 (e) (f)	97	97
		107
Total Short Term Investments (cost $2,032)		2,032
Total Investments 101.1% (cost $131,957)		133,294
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (1.1)%		(1,443)
Total Net Assets 100.0%		131,848

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	13	June 2021	626	(3)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 98.6%
Industrials 17.4%
Acuity Brands, Inc.	62	10,161
AECOM (a)	253	16,192
AGCO Corporation	104	14,942
ASGN Incorporated (a)	89	8,530
Avis Budget Group, Inc. (a)	87	6,328
Axone Intelligence Inc. (a)	108	15,319
Brink's Co.	83	6,586
Builders FirstSource, Inc. (a)	348	16,142
Carlisle Cos. Inc.	89	14,714
Clean Harbors Inc. (a)	85	7,179
Colfax Corp. (a)	190	8,334
CoreLogic, Inc.	125	9,923
Crane Co.	83	7,794
Curtiss-Wright Corp.	69	8,231
Donaldson Co. Inc.	212	12,303
Dycom Industries, Inc. (a)	54	5,025
EMCOR Group, Inc.	92	10,278
EnerSys	72	6,499
Flowserve Corporation	218	8,442
Fluor Corp. (a)	208	4,803
FTI Consulting Inc. (a)	60	8,395
GATX Corporation	59	5,466
Graco Inc.	285	20,382
Healthcare Services Group Inc.	126	3,523
Herman Miller Inc.	99	4,060
Hexcel Corp. (a)	141	7,904
Hubbell Inc.	92	17,113
IAA Spinco Inc. (a)	227	12,512
Insperity, Inc.	60	5,030
ITT Industries Holdings, Inc.	145	13,165
JetBlue Airways Corporation (a)	533	10,839
KAR Auction Services, Inc. (a)	216	3,247
Kennametal Inc.	141	5,636
Kirby Corp. (a)	100	6,051
Knight-Swift Transportation Holdings Inc. - Class A	209	10,070
Landstar System Inc.	65	10,685
Lennox International Inc.	58	18,177
Lincoln Electric Holdings Inc.	101	12,369
ManpowerGroup Inc.	97	9,545
MasTec Inc. (a)	95	8,911
Mercury Systems Inc. (a)	94	6,641
Middleby Corp. (a)	94	15,551
MSA Safety Inc.	61	9,116
MSC Industrial Direct Co. - Class A	79	7,104
Nordson Corp.	91	18,106
Nvent Electric Public Limited Company	288	8,026
Oshkosh Corp.	115	13,683
Owens Corning Inc.	181	16,694
Regal-Beloit Corp.	68	9,773
Ryder System, Inc.	91	6,857
Simpson Manufacturing Co. Inc.	73	7,580
Stericycle Inc. (a)	153	10,361
SunRun Inc. (a)	270	16,319
Terex Corp.	116	5,343
Tetra Tech, Inc.	91	12,410
Timken Co.	115	9,326
Toro Co.	181	18,718
Trex Company, Inc. (a)	195	17,876
Trinity Industries Inc.	143	4,063
Univar Solutions Inc. (a)	286	6,164
Valmont Industries Inc.	36	8,457
Watsco Inc.	55	14,453
Werner Enterprises Inc.	98	4,624
Woodward Governor Co.	99	11,927
XPO Logistics, Inc. (a)	172	21,230
		671,207
Financials 15.6%
Affiliated Managers Group, Inc.	73	10,905
Alleghany Corporation (a)	24	14,937
American Financial Group, Inc.	118	13,466
Associated Banc-Corp	260	5,553
BancorpSouth Bank	160	5,202
Bank of Hawaii Corporation	68	6,057
Bank OZK	202	8,267
Brighthouse Financial, Inc. (a)	149	6,606
Brown & Brown Inc.	395	18,036
Cathay General Bancorp	127	5,179
CIT Group Inc.	166	8,572
CNO Financial Group, Inc.	234	5,683
Commerce Bancshares Inc.	178	13,613
Cullen/Frost Bankers Inc.	95	10,311
East West Bancorp, Inc.	239	17,619
Essent Group Ltd.	190	9,036
Evercore Inc. - Class A	71	9,333
FactSet Research Systems Inc.	64	19,764
Federated Investors, Inc. - Class B	159	4,978
First American Financial Corporation	187	10,606
First Financial Bankshares, Inc.	240	11,209
First Horizon National Corporation	937	15,840
FirstCash, Inc.	69	4,506
FNB Corp.	538	6,827
Fulton Financial Corp.	271	4,621
Genworth Financial, Inc. - Class A (a)	840	2,789
Glacier Bancorp, Inc.	160	9,145
Hancock Whitney Co.	145	6,112
Hanover Insurance Group Inc.	63	8,099
Home BancShares, Inc.	254	6,875
Interactive Brokers Group, Inc. - Class A	136	9,900
International Bancshares Corporation	92	4,277
Janus Henderson Group PLC	285	8,890
Jefferies Financial Group Inc.	345	10,395
Kemper Corp.	104	8,271
Kinsale Capital Group, Inc.	36	5,900
LendingTree, Inc. (a) (b)	18	3,906
Mercury General Corp.	45	2,739
MGIC Investment Corp.	572	7,921
Navient Corporation	315	4,508
New York Community Bancorp Inc. - Series A	785	9,911
Old Republic International Corp.	477	10,419
PacWest Bancorp	195	7,437
Pinnacle Financial Partners, Inc.	128	11,362
Primerica, Inc.	66	9,747
PROG Holdings, Inc. (a)	113	4,872
Prosperity Bancshares Inc.	157	11,736
Reinsurance Group of America, Incorporated	115	14,448
RenaissanceRe Holdings Ltd	86	13,705
RLI Corp.	66	7,403
SEI Investments Co.	201	12,252
Selective Insurance Group Inc.	101	7,337
Signature Bank	96	21,760
SLM Corporation	565	10,153
Sterling Bancorp	324	7,451
Stifel Financial Corp.	177	11,339
Synovus Financial Corp.	251	11,467
TCF Financial Corporation	257	11,956
Texas Capital Bancshares, Inc. (a)	85	6,024
Trustmark Corp.	105	3,531
UMB Financial Corp.	73	6,719
Umpqua Holdings Corp.	366	6,432
United Bankshares Inc.	219	8,454
Valley National Bancorp	684	9,398
Washington Federal Inc.	125	3,858
Webster Financial Corp.	152	8,354
Wintrust Financial Corporation	96	7,306
		601,284
Information Technology 14.8%
ACI Worldwide, Inc. (a)	197	7,500
ADS Alliance Data Systems, Inc.	84	9,391
Amkor Technology, Inc.	180	4,279
Arrow Electronics, Inc. (a)	126	13,949
Avnet, Inc.	168	6,961
Belden Inc.	74	3,283
Blackbaud, Inc. (a)	83	5,933
Brooks Automation Inc.	125	10,219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CACI International Inc. - Class A (a)	42	10,430
CDK Global, Inc.	205	11,100
Ceridian HCM Holding Inc. (a)	221	18,607
Ciena Corp. (a)	262	14,317
Cirrus Logic Inc. (a)	97	8,218
CMC Materials Inc.	49	8,635
Cognex Corp.	297	24,634
Coherent Inc. (a)	41	10,388
CommVault Systems Inc. (a)	78	5,038
Concentrix Solutions Corporation (a)	70	10,416
Cree, Inc. (a)	194	21,005
Fair Isaac Corporation (a)	49	23,962
First Solar, Inc. (a)	142	12,398
II-VI Incorporated (a)	177	12,077
InterDigital Communications, Inc.	51	3,224
J2 Cloud Services, LLC (a)	72	8,573
Jabil Inc.	228	11,912
KBR, Inc.	241	9,241
Littelfuse Inc.	41	10,941
Liveramp, Inc. (a)	111	5,774
Lumentum Holdings Inc. (a)	128	11,662
Manhattan Associates Inc. (a)	108	12,629
MAXIMUS Inc.	104	9,227
MKS Instruments, Inc.	93	17,267
National Instruments Corp.	220	9,505
NCR Corporation (a)	218	8,262
NetScout Systems, Inc. (a)	125	3,522
Paylocity Holding Corporation (a)	63	11,377
Perspecta Inc.	229	6,639
PTC Inc. (a)	177	24,403
Qualys, Inc. (a)	56	5,909
Sabre Corporation (a)	533	7,897
SailPoint Technologies Holdings, Inc. (a)	153	7,726
Science Applications International Corp.	98	8,207
Semtech Corp. (a)	109	7,501
Silicon Laboratories Inc. (a)	74	10,449
SolarEdge Technologies Ltd. (a)	87	25,002
Synaptics Incorporated (a) (b)	59	7,975
SYNNEX Corporation	70	8,011
Teradata Corporation (a)	182	7,004
Universal Display Corporation	72	17,118
ViaSat, Inc. (a)	110	5,275
Vishay Intertechnology Inc.	225	5,407
Vontier Corporation (a)	281	8,519
Wex, Inc. (a)	75	15,592
Xerox Holdings Corporation	279	6,762
		571,252
Consumer Discretionary 14.4%
Adient Public Limited Company (a)	158	6,963
Adtalem Global Education Inc. (a)	89	3,506
American Eagle Outfitters, Inc.	253	7,403
AutoNation, Inc. (a)	95	8,829
Boyd Gaming Corporation (a)	136	8,007
Brunswick Corp.	131	12,526
Capri Holdings Limited (a)	255	12,988
Carter's Inc. (a)	74	6,606
Choice Hotels International Inc. (a)	48	5,138
Churchill Downs Inc.	59	13,453
Columbia Sportswear Co.	51	5,423
Cracker Barrel Old Country Store, Inc. (a)	39	6,821
Dana Holding Corp.	241	5,857
Deckers Outdoor Corp. (a)	48	15,697
Dick's Sporting Goods Inc.	110	8,411
Five Below, Inc. (a)	94	17,977
Foot Locker, Inc.	176	9,885
Fox Factory Holding Corp. (a)	70	8,899
Gentex Corp.	410	14,639
Graham Holdings Co. - Class B	7	3,839
Grand Canyon Education, Inc. (a)	79	8,428
Grubhub Holdings Inc. (a)	157	9,436
H & R Block, Inc.	306	6,678
Harley-Davidson, Inc.	259	10,367
Helen of Troy Ltd (a)	43	8,958
Jack in the Box Inc.	38	4,149
KB Home	150	6,980
Kohl's Corporation	266	15,848
Lear Corporation	92	16,721
Lithia Motors Inc. - Class A	45	17,516
Marriott Vacations Worldwide Corporation (a)	69	12,100
Mattel, Inc. (a)	587	11,696
Murphy USA Inc.	45	6,460
Nordstrom Inc. (a) (b)	184	6,967
Ollie's Bargain Outlet Holdings Inc. (a)	95	8,305
Papa John's International Inc.	55	4,891
Polaris Industries Inc.	98	13,114
RH (a)	28	16,414
Scientific Games Corporation (a)	95	3,671
Service Corp. International	289	14,768
Six Flags Operations Inc.	128	5,940
Skechers U.S.A. Inc. - Class A (a)	231	9,617
Strategic Education, Inc.	40	3,722
Taylor Morrison Home II Corporation - Class A (a)	216	6,652
Tempur Sealy International, Inc.	322	11,772
Texas Roadhouse Inc. - Class A (a)	110	10,587
The Goodyear Tire & Rubber Company (a)	389	6,837
The Wendy's Company	300	6,080
Thor Industries Inc.	93	12,515
Toll Brothers Inc.	193	10,932
TopBuild Corp. (a)	55	11,596
TRI Pointe Homes, Inc. (a)	214	4,361
Urban Outfitters Inc. (a)	116	4,310
Visteon Corporation (a)	46	5,651
Williams-Sonoma Inc.	129	23,144
Wingstop Inc.	49	6,275
WW International, Inc. (a)	80	2,516
Wyndham Destinations, Inc.	143	8,775
Wyndham Hotels & Resorts, Inc.	157	10,964
YETI Holdings, Inc. (a)	126	9,121
		557,701
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	149	8,537
Amedisys, Inc. (a)	55	14,668
Arrowhead Pharmaceuticals Inc (a)	175	11,606
Avanos Medical, Inc. (a)	80	3,502
Bio-Techne Corporation	65	24,988
Cantel Medical Corp. (a)	64	5,087
Charles River Laboratories International Inc. (a)	84	24,324
Chemed Corporation	27	12,432
Emergent BioSolutions Inc. (a)	76	7,098
Encompass Health Corporation	167	13,639
Exelixis, Inc. (a)	526	11,885
Globus Medical Inc. - Class A (a)	130	8,036
Haemonetics Corp. (a)	86	9,514
Halozyme Therapeutics, Inc. (a)	213	8,887
HealthEquity, Inc. (a)	140	9,506
Hill-Rom Holdings Inc.	112	12,372
ICU Medical, Inc. (a)	33	6,810
Integra LifeSciences Holdings Corp. (a)	119	8,211
Jazz Pharmaceuticals Public Limited Company (a)	95	15,612
LHC Group, Inc. (a)	53	10,187
Ligand Pharmaceuticals Incorporated (a) (b)	28	4,270
LivaNova PLC (a)	82	6,030
Masimo Corp. (a)	86	19,691
Medpace Holdings, Inc. (a)	47	7,631
Molina Healthcare, Inc. (a)	99	23,126
Nektar Therapeutics (a)	303	6,062
Neogen Corp. (a)	90	7,962
Neurocrine Biosciences, Inc. (a)	156	15,152
NuVasive Inc. (a)	87	5,680
Patterson Cos. Inc.	145	4,625
Penumbra, Inc. (a)	57	15,468
PRA Health Sciences, Inc. (a)	109	16,689
Quidel Corporation (a)	65	8,308
Repligen Corporation (a)	86	16,697
Staar Surgical Co. (a)	79	8,276
Syneos Health, Inc. - Class A (a)	139	10,571
Tenet Healthcare Corporation (a)	179	9,312

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
United Therapeutics Corporation (a)	75	12,564
		425,015
Real Estate 9.0%
American Campus Communities, Inc.	231	9,964
Apartment Income REIT Corp.	250	10,675
Brixmor Property Group Inc.	500	10,124
Camden Property Trust	165	18,083
CoreSite Realty Corporation	72	8,600
Corporate Office Properties Trust	189	4,966
Cousins Properties Incorporated	251	8,856
Cyrusone LLC	203	13,756
Douglas Emmett, Inc.	275	8,643
EastGroup Properties Inc.	66	9,508
EPR Properties (a)	126	5,874
First Industrial Realty Trust, Inc.	216	9,913
Healthcare Realty Trust Inc.	236	7,144
Highwoods Properties Inc.	175	7,496
Hudson Pacific Properties Inc.	256	6,941
JBG Smith Properties	187	5,950
Jones Lang LaSalle Incorporated (a)	86	15,389
Kilroy Realty Corporation	179	11,720
Lamar Advertising Co. - Class A	146	13,699
Life Storage Inc.	127	10,934
Macerich Co. (b)	189	2,207
Medical Properties Trust, Inc.	978	20,810
National Retail Properties, Inc.	296	13,025
Omega Healthcare Investors, Inc.	391	14,315
Park Hotels & Resorts Inc. (a)	396	8,543
Pebblebrook Hotel Trust	219	5,317
Physicians Realty Trust	355	6,275
PotlatchDeltic Corp.	112	5,919
PS Business Parks, Inc.	34	5,231
Rayonier Inc.	232	7,495
Rexford Industrial Realty, Inc.	222	11,170
Sabra Health Care REIT, Inc.	355	6,168
Service Properties Trust	274	3,251
SL Green Realty Corp.	116	8,104
Spirit Realty Capital, Inc.	193	8,199
STORE Capital Corp.	404	13,549
Urban Edge Properties	186	3,072
Weingarten Realty Investors	199	5,362
		346,247
Materials 6.3%
AptarGroup, Inc.	110	15,567
Ashland Global Holdings Inc.	92	8,173
Avient Corporation	152	7,198
Cabot Corp.	96	5,035
Cleveland-Cliffs Inc. (a)	774	15,565
Commercial Metals Co.	204	6,285
Compass Minerals International, Inc.	57	3,590
Domtar Corp. (a)	93	3,453
Eagle Materials Inc. (a)	71	9,505
Greif Inc. - Class A	44	2,494
Ingevity Corporation (a)	69	5,235
Louisiana-Pacific Corp.	182	10,111
Minerals Technologies Inc.	57	4,260
NewMarket Corp.	12	4,648
Olin Corporation	241	9,142
Reliance Steel & Aluminum Co.	107	16,264
Royal Gold Inc.	110	11,829
RPM International Inc.	219	20,152
Scotts Miracle-Gro Co.	69	16,798
Sensient Technologies Corporation	70	5,498
Silgan Holdings Inc.	132	5,557
Sonoco Products Co.	169	10,724
Steel Dynamics Inc.	338	17,158
The Chemours Company	279	7,774
United States Steel Corporation (b)	443	11,583
Valvoline, Inc.	309	8,046
Worthington Industries Inc.	61	4,072
		245,716
Consumer Staples 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	232	10,385
Boston Beer Co. Inc. - Class A (a)	16	18,725
Casey's General Stores Inc.	62	13,470
Coty Inc. - Class A (a)	469	4,224
Darling Ingredients Inc. (a)	274	20,176
Energizer Holdings, Inc.	99	4,687
Flowers Foods Inc.	330	7,864
Grocery Outlet Holding Corp. (a)	146	5,391
Hain Celestial Group Inc. (a)	138	6,034
Ingredion Inc.	113	10,176
Lancaster Colony Corp.	33	5,739
Nu Skin Enterprises, Inc. - Class A	85	4,516
Pilgrim's Pride Corporation (a)	81	1,933
Post Holdings, Inc. (a)	102	10,779
Sanderson Farms Inc.	33	5,153
Sprouts Farmers Market, Inc. (a)	196	5,215
Tootsie Roll Industries Inc. (b)	29	952
Treehouse Foods, Inc. (a)	94	4,898
		140,317
Utilities 3.3%
ALLETE, Inc.	87	5,829
Black Hills Corporation	106	7,070
Essential Utilities, Inc.	377	16,852
Hawaiian Electric Industries Inc.	185	8,205
IDACORP Inc.	85	8,521
MDU Resources Group Inc.	338	10,689
National Fuel Gas Company	152	7,617
New Jersey Resources Corp.	161	6,438
NorthWestern Corp.	84	5,485
OGE Energy Corp.	337	10,915
One Gas, Inc.	90	6,905
PNM Resources, Inc.	145	7,095
Southwest Gas Corp.	96	6,630
Spire, Inc.	87	6,405
UGI Corp.	352	14,423
		129,079
Communication Services 1.9%
Cable One, Inc.	9	16,748
Cinemark Holdings, Inc. (a) (b)	183	3,734
Iridium Communications Inc. (a)	199	8,219
John Wiley & Sons Inc. - Class A	72	3,902
New York Times Co. - Class A	244	12,377
TEGNA Inc.	366	6,897
Telephone & Data Systems Inc.	165	3,792
TripAdvisor Inc. (a)	161	8,661
World Wrestling Entertainment, Inc. - Class A (b)	79	4,276
Yelp Inc. (a)	118	4,613
		73,219
Energy 1.3%
Antero Midstream Corporation	473	4,275
ChampionX Corporation (a)	314	6,832
Cimarex Energy Co.	173	10,296
CNX Resources Corporation (a)	377	5,545
EQT Corporation (a)	470	8,737
Equitrans Midstream Corp.	684	5,581
Murphy Oil Corporation	239	3,929
World Fuel Services Corp.	105	3,688
		48,883
Total Common Stocks (cost $2,706,318)		3,809,920
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (c) (d)	10,778	10,778
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (e)	777	777
0.03%, 09/09/21 (e)	1,986	1,986
		2,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	419	419
Total Short Term Investments (cost $13,960)		13,960
Total Investments 99.0% (cost $2,720,278)		3,823,880
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net 1.0%		37,963
Total Net Assets 100.0%		3,861,876

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	194	June 2021	50,575	33	(32)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.6%
Information Technology 26.6%
Accenture Public Limited Company - Class A	210	58,147
Adobe Inc. (a)	159	75,824
Advanced Micro Devices, Inc. (a) (b)	403	31,666
Akamai Technologies, Inc. (a) (b)	54	5,476
Amphenol Corporation - Class A (b)	199	13,131
Analog Devices, Inc. (b)	123	19,063
ANSYS, Inc. (a)	29	9,733
Apple Inc. (a)	5,247	640,966
Applied Materials, Inc.	307	40,961
Arista Networks, Inc. (a) (b)	18	5,528
Autodesk, Inc. (a) (b)	74	20,477
Automatic Data Processing, Inc.	142	26,818
Broadcom Inc.	136	62,869
Broadridge Financial Solutions, Inc. (b)	39	6,026
Cadence Design Systems Inc. (a)	93	12,714
CDW Corp. (b)	48	7,886
Cisco Systems, Inc.	1,404	72,625
Citrix Systems Inc. (b)	41	5,751
Cognizant Technology Solutions Corp. - Class A	178	13,897
Corning Incorporated (b)	256	11,126
DXC Technology Company (a)	85	2,648
Enphase Energy, Inc. (a) (b)	43	6,933
F5 Networks, Inc. (a) (b)	20	4,277
Fidelity National Information Services, Inc.	207	29,039
Fiserv, Inc. (a) (b)	193	23,006
FleetCor Technologies Inc. (a)	28	7,455
FLIR Systems Inc.	43	2,410
Fortinet, Inc. (a)	45	8,306
Gartner Inc. (a)	30	5,424
Global Payments Inc.	98	19,790
Hewlett Packard Enterprise Company	428	6,741
HP Inc.	417	13,235
Intel Corporation (b)	1,351	86,460
International Business Machines Corporation (b)	297	39,560
Intuit Inc.	91	34,765
IPG Photonics Corporation (a) (b)	12	2,616
Jack Henry & Associates Inc. (b)	25	3,853
Juniper Networks, Inc. (b)	110	2,780
Keysight Technologies, Inc. (a) (b)	62	8,841
KLA-Tencor Corp.	51	16,979
Lam Research Corp. (b)	48	28,286
Leidos Holdings Inc. (b)	45	4,287
MasterCard Incorporated - Class A	292	103,793
Maxim Integrated Products, Inc. (a)	89	8,127
Microchip Technology Incorporated	88	13,630
Micron Technology, Inc. (a)	374	32,963
Microsoft Corporation	2,508	591,227
Monolithic Power Systems Inc. (b)	14	4,980
Motorola Solutions Inc. (b)	56	10,607
NetApp, Inc.	74	5,402
NortonLifelock Inc. (b)	193	4,101
NVIDIA Corporation	206	109,967
NXP Semiconductors N.V.	87	17,436
Oracle Corporation	617	43,283
Paychex Inc. (b)	108	10,539
Paycom Software, Inc. (a) (b)	16	6,008
Paypal Holdings, Inc. (a)	390	94,651
Qorvo, Inc. (a)	38	6,986
Qualcomm Incorporated (b)	376	49,837
Salesforce.Com, Inc. (a) (b)	304	64,440
Seagate Technology Public Limited Company (b)	67	5,130
ServiceNow, Inc. (a) (b)	65	32,739
Skyworks Solutions, Inc. (b)	55	10,138
Synopsys Inc. (a)	51	12,628
TE Connectivity Ltd. (b)	110	14,207
Teradyne Inc.	55	6,723
Texas Instruments Incorporated	305	57,631
The Western Union Company (b)	137	3,374
Trimble Inc. (a) (b)	83	6,431
Tyler Technologies Inc. (a)	13	5,647
VeriSign, Inc. (a)	34	6,682
Visa Inc. - Class A (b)	564	119,465
Western Digital Corporation (a)	100	6,662
Xilinx, Inc. (a)	82	10,108
Zebra Technologies Corp. - Class A (a)	18	8,608
		2,982,525
Health Care 12.9%
Abbott Laboratories	589	70,601
AbbVie Inc.	587	63,509
ABIOMED, Inc. (a)	15	4,778
Agilent Technologies, Inc. (b)	102	12,943
Alexion Pharmaceuticals, Inc. (a)	73	11,134
Align Technology, Inc. (a)	24	13,026
AmerisourceBergen Corporation	49	5,747
Amgen Inc. (b)	192	47,780
Anthem, Inc.	81	29,234
Baxter International Inc.	171	14,430
Becton, Dickinson and Company (b)	97	23,690
Biogen Inc. (a)	51	14,327
Bio-Rad Laboratories, Inc. - Class A (a)	7	4,084
Boston Scientific Corporation (a)	476	18,414
Bristol-Myers Squibb Company	745	47,028
Cardinal Health, Inc.	98	5,931
Catalent Inc. (a)	55	5,771
Centene Corporation (a)	194	12,403
Cerner Corp.	101	7,277
Cigna Holding Company	117	28,288
Cooper Cos. Inc. (b)	17	6,379
CVS Health Corporation (b)	439	33,044
Danaher Corporation	210	47,266
DaVita Inc. (a) (b)	24	2,590
Dentsply Sirona Inc.	75	4,783
DexCom Inc. (a) (b)	32	11,525
Edwards Lifesciences Corporation (a)	207	17,344
Eli Lilly & Co.	264	49,265
Gilead Sciences, Inc.	421	27,208
HCA Healthcare, Inc.	88	16,537
Henry Schein Inc. (a) (b)	46	3,204
Hologic Inc. (a)	86	6,382
Humana Inc.	43	17,967
IDEXX Laboratories, Inc. (a)	28	13,932
Illumina, Inc. (a)	49	18,656
Incyte Corporation (a)	62	5,050
Intuitive Surgical, Inc. (a) (b)	39	29,152
IQVIA Inc. (a)	64	12,321
Johnson & Johnson	874	143,637
Laboratory Corporation of America Holdings (a)	32	8,223
McKesson Corporation	54	10,498
Medtronic Public Limited Company	447	52,823
Merck & Co., Inc.	841	64,841
Mettler-Toledo International Inc. (a)	8	9,197
PerkinElmer Inc.	37	4,780
Perrigo Company Public Limited Company (b)	46	1,849
Pfizer Inc.	1,848	66,946
Quest Diagnostics Incorporated (b)	45	5,755
Regeneron Pharmaceuticals, Inc. (a) (b)	35	16,506
ResMed Inc.	48	9,340
Steris Limited	29	5,475
Stryker Corporation	110	26,742
Teleflex Incorporated	16	6,475
Thermo Fisher Scientific Inc.	131	59,754
UnitedHealth Group Incorporated	314	116,942
Universal Health Services Inc. - Class B	26	3,481
Varian Medical Systems, Inc. (a)	30	5,341
Vertex Pharmaceuticals Incorporated (a)	87	18,592
Viatris, Inc. (a)	401	5,608
Waters Corp. (a)	21	5,867
West Pharmaceutical Services Inc.	25	6,980
Zimmer Biomet Holdings, Inc. (b)	69	11,039
Zoetis Inc. - Class A	160	25,134
		1,454,825
Consumer Discretionary 11.6%
Advance Auto Parts, Inc.	22	4,087
Amazon.com, Inc. (a)	142	440,232
Aptiv PLC (a)	90	12,390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AutoZone, Inc. (a)	7	10,362
Best Buy Co., Inc.	77	8,784
BorgWarner Inc. (b)	84	3,898
Caesars Entertainment, Inc. (a)	62	5,450
CarMax Inc. (a)	56	7,422
Carnival Plc (a)	263	6,982
Chipotle Mexican Grill Inc. (a) (b)	9	13,228
D.R. Horton, Inc.	110	9,832
Darden Restaurants Inc.	43	6,153
Dollar Tree Inc. (a) (b)	78	8,956
Domino's Pizza, Inc. (b)	13	4,814
eBay Inc.	218	13,345
ETSY, Inc. (a) (b)	43	8,632
Ford Motor Company (a)	1,306	15,994
Gap Inc.	68	2,040
Garmin Ltd. (b)	50	6,544
General Motors Company (a)	419	24,077
Genuine Parts Co.	48	5,549
Hanesbrands Inc. (b)	122	2,410
Hasbro, Inc. (b)	43	4,147
Hilton Worldwide Holdings Inc. (a)	92	11,162
L Brands, Inc. (a)	76	4,677
Las Vegas Sands Corp. (a) (b)	108	6,581
Leggett & Platt Inc. (b)	45	2,037
Lennar Corporation - Class A	92	9,330
LKQ Corporation (a)	93	3,944
Lowe`s Companies, Inc.	243	46,255
Marriott International, Inc. - Class A (a)	88	13,105
McDonald's Corporation	248	55,478
MGM Resorts International	136	5,183
Mohawk Industries Inc. (a) (b)	20	3,829
Newell Brands Inc. (b)	130	3,468
NIKE, Inc. - Class B	422	56,100
Norwegian Cruise Line Holdings Ltd. (a) (b)	109	3,004
NVR, Inc. (a)	1	5,545
O'Reilly Automotive, Inc. (a)	23	11,844
Penn National Gaming Inc. (a) (b)	44	4,663
Pool Corporation	13	4,613
Pulte Homes Inc.	89	4,678
PVH Corp.	24	2,502
Ralph Lauren Corp. - Class A (a)	16	1,916
Ross Stores Inc.	119	14,282
Royal Caribbean Cruises Ltd. (b)	72	6,131
Starbucks Corporation	390	42,563
Tapestry Inc. (a)	95	3,924
Tesla Inc. (a) (b)	255	170,332
The Home Depot, Inc.	358	109,324
TJX Cos. Inc.	399	26,408
Tractor Supply Co. (b)	39	6,882
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	19	5,888
Under Armour Inc. - Class A (a) (b)	65	1,436
Under Armour Inc. - Class C (a) (b)	65	1,204
VF Corp.	106	8,504
Whirlpool Corporation (b)	22	4,739
Wynn Resorts Ltd. (a) (b)	35	4,349
Yum! Brands, Inc. (b)	100	10,859
		1,302,067
Financials 11.3%
AFLAC Incorporated (b)	217	11,124
American Express Company (a)	217	30,687
American International Group, Inc. (b)	287	13,246
Ameriprise Financial, Inc.	39	9,125
AON Public Limited Company - Class A (b)	76	17,505
Arthur J Gallagher & Co. (b)	64	7,984
Assurant, Inc.	20	2,799
Bank of America Corporation	2,532	97,962
Berkshire Hathaway Inc. - Class B (a)	634	161,981
BlackRock, Inc. (b)	47	35,585
Capital One Financial Corporation	152	19,361
Cboe Global Markets, Inc.	36	3,549
Chubb Limited	150	23,649
Cincinnati Financial Corporation (b)	50	5,128
Citigroup Inc.	691	50,301
Citizens Financial Group Inc.	142	6,275
CME Group Inc. - Class A (b)	119	24,379
Comerica Inc. (b)	48	3,461
Discover Financial Services (b)	101	9,635
Everest Re Group, Ltd.	13	3,296
Fifth Third Bancorp	237	8,878
First Republic Bank	58	9,650
Franklin Resources Inc. (b)	91	2,684
Globe Life Inc. (b)	32	3,107
Huntington Bancshares Incorporated (b)	339	5,322
Intercontinental Exchange, Inc.	187	20,856
Invesco Ltd.	125	3,162
JPMorgan Chase & Co. (b)	1,015	154,449
KeyCorp	325	6,492
Lincoln National Corporation	59	3,665
Loews Corp. (b)	78	3,989
M&T Bank Corporation (b)	42	6,395
MarketAxess Holdings Inc.	13	6,318
Marsh & McLennan Companies, Inc.	169	20,553
MetLife, Inc.	250	15,197
Moody's Corp. (b)	54	16,045
Morgan Stanley	498	38,699
MSCI Inc. - Class A	28	11,564
NASDAQ Inc. (b)	38	5,531
Northern Trust Corp. (b)	69	7,284
People's United Financial Inc. (b)	141	2,531
Principal Financial Group, Inc. (b)	85	5,098
Progressive Corp.	195	18,628
Prudential Financial Inc. (b)	133	12,097
Raymond James Financial Inc.	40	4,925
Regions Financial Corporation (b)	315	6,510
S&P Global Inc. (b)	80	28,241
State Street Corporation	117	9,861
SVB Financial Group (a)	17	8,508
Synchrony Financial	181	7,346
T. Rowe Price Group, Inc. (b)	76	13,026
The Allstate Corporation	101	11,626
The Bank of New York Mellon Corporation (c)	271	12,826
The Charles Schwab Corporation	501	32,638
The Goldman Sachs Group, Inc.	114	37,409
The Hartford Financial Services Group, Inc.	120	8,034
The PNC Financial Services Group, Inc. (b)	141	24,728
The Travelers Companies, Inc. (b)	84	12,675
Truist Financial Corporation	448	26,157
U.S. Bancorp (b)	456	25,227
Unum Group	68	1,887
W. R. Berkley Corporation	47	3,531
Wells Fargo & Company	1,373	53,646
Willis Towers Watson Public Limited Company	43	9,817
Zions Bancorp (b)	57	3,121
		1,266,965
Communication Services 11.2%
Activision Blizzard, Inc. (b)	257	23,912
Alphabet Inc. - Class A (a)	100	206,433
Alphabet Inc. - Class C (a)	96	198,260
AT&T Inc. (a)	2,369	71,711
Booking Holdings Inc. (a)	14	31,730
Charter Communications, Inc. - Class A (a) (b)	47	29,024
Comcast Corporation - Class A	1,518	82,150
Discovery, Inc. - Series A (a) (b)	55	2,398
Discovery, Inc. - Series C (a)	98	3,632
Dish Network Corporation - Class A (a)	82	2,979
Electronic Arts Inc.	96	13,064
Expedia Group, Inc. (a)	45	7,786
Facebook, Inc. - Class A (a)	800	235,739
Fox Corporation - Class A (b)	112	4,056
Fox Corporation - Class B	53	1,864
Interpublic Group of Cos. Inc. (b)	128	3,739
Live Nation Entertainment, Inc. (a) (b)	48	4,044
Lumen Technologies Inc. (b)	329	4,387
Netflix, Inc. (a)	147	76,629
News Corporation - Class A	130	3,310
News Corporation - Class B (b)	38	883
Omnicom Group Inc.	73	5,391
Take-Two Interactive Software Inc. (a)	38	6,762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc. (a) (b)	196	24,547
Twitter, Inc. (a)	265	16,838
Verizon Communications Inc. (b)	1,376	80,019
ViacomCBS Inc. - Class B	188	8,478
Walt Disney Co.	602	111,148
		1,260,913
Industrials 8.8%
3M Company	194	37,295
Alaska Air Group, Inc.	41	2,843
Allegion Public Limited Company (b)	31	3,863
American Airlines Group Inc. (a) (b)	211	5,049
AMETEK, Inc.	76	9,730
AO Smith Corp. (b)	44	2,944
C.H. Robinson Worldwide, Inc. (b)	47	4,446
Carrier Global Corporation	272	11,487
Caterpillar Inc. (b)	182	42,259
Cintas Corp. (b)	29	9,980
Copart Inc. (a)	69	7,505
CSX Corp.	254	24,446
Cummins Inc.	49	12,796
Deere & Company (b)	104	38,992
Delta Air Lines, Inc.	212	10,245
Dover Corporation	48	6,575
Eaton Corporation Public Limited Company	133	18,339
Emerson Electric Co.	199	17,951
Equifax Inc.	41	7,384
Expeditors International of Washington Inc. (b)	55	5,966
Fastenal Co. (b)	193	9,684
FedEx Corporation	80	22,830
Fortive Corporation	112	7,926
Fortune Brands Home & Security, Inc. (b)	46	4,405
Generac Holdings Inc. (a)	19	6,159
General Dynamics Corporation (b)	77	14,041
General Electric Company	2,915	38,278
Honeywell International Inc.	231	50,197
Howmet Aerospace Inc. (a)	132	4,226
Huntington Ingalls Industries Inc. (b)	14	2,883
IDEX Corporation (b)	25	5,336
IHS Markit Ltd.	125	12,059
Illinois Tool Works Inc. (b)	96	21,228
Ingersoll Rand Inc. (a)	127	6,230
Jacobs Engineering Group Inc.	44	5,725
JB Hunt Transport Services Inc. (b)	28	4,711
Johnson Controls International Public Limited Company	241	14,376
Kansas City Southern	31	8,221
L3Harris Technologies, Inc.	68	13,855
Lockheed Martin Corporation	83	30,544
Masco Corporation (b)	89	5,359
Nielsen Holdings plc	121	3,037
Norfolk Southern Corporation	85	22,692
Northrop Grumman Systems Corp.	52	16,695
Old Dominion Freight Line Inc.	32	7,807
Otis Worldwide Corporation (b)	135	9,252
PACCAR Inc. (b)	115	10,711
Parker-Hannifin Corporation	43	13,535
Pentair Public Limited Company (b)	55	3,402
Quanta Services, Inc.	45	3,965
Raytheon BBN Technologies Corp.	505	39,038
Republic Services Inc.	71	7,100
Robert Half International Inc.	38	2,962
Rockwell Automation Inc.	39	10,277
Rollins Inc. (b)	75	2,594
Roper Technologies, Inc. (b)	35	14,164
Snap-On Inc. (b)	18	4,163
Southwest Airlines Co. (a) (b)	196	11,993
Stanley Black & Decker, Inc.	53	10,603
Teledyne Technologies Inc. (a)	12	5,074
Textron Inc. (b)	78	4,389
The Boeing Company (a)	182	46,348
Trane Technologies Public Limited Company	80	13,226
TransDigm Group Inc. (a) (b)	18	10,648
Union Pacific Corporation	224	49,329
United Airlines Holdings, Inc. (a) (b)	105	6,055
United Parcel Service Inc. - Class B	237	40,346
United Rentals Inc. (a) (b)	24	7,905
Verisk Analytics, Inc.	54	9,558
W. W. Grainger, Inc.	15	6,035
Wabtec Corp. (b)	60	4,712
Waste Management, Inc.	130	16,726
Xylem Inc.	60	6,286
		988,995
Consumer Staples 6.6%
Altria Group, Inc.	618	31,618
Archer-Daniels-Midland Company	185	10,552
Brown-Forman Corp. - Class B (b)	61	4,226
Campbell Soup Company (b)	69	3,467
Church & Dwight Co. Inc. (b)	82	7,171
Colgate-Palmolive Co.	285	22,482
ConAgra Brands Inc. (b)	165	6,201
Constellation Brands, Inc. - Class A	56	12,806
Costco Wholesale Corporation	147	51,667
Dollar General Corporation (b)	82	16,519
Estee Lauder Cos. Inc. - Class A	75	21,921
General Mills, Inc. (b)	203	12,472
Hershey Co.	49	7,764
Hormel Foods Corp. (b)	93	4,464
JM Smucker Co. (b)	38	4,830
Kellogg Co. (b)	85	5,385
Kimberly-Clark Corporation	114	15,825
Kraft Heinz Foods Company (b)	214	8,580
Lamb Weston Holdings Inc.	49	3,779
McCormick & Co. Inc. (b)	83	7,366
Molson Coors Beverage Company - Class B (a) (b)	63	3,208
Mondelez International, Inc. - Class A	470	27,485
Monster Beverage 1990 Corporation (a)	123	11,200
PepsiCo, Inc.	459	64,977
Philip Morris International Inc. (b)	517	45,874
Procter & Gamble Co. (a)	819	110,884
Sysco Corp.	169	13,344
Target Corporation	167	32,987
The Clorox Company (b)	42	8,033
The Coca-Cola Company	1,286	67,760
The Kroger Co. (b)	258	9,272
Tyson Foods Inc. - Class A (b)	99	7,371
Walgreens Boots Alliance, Inc. (b)	239	13,129
Walmart Inc. (b)	461	62,599
		737,218
Energy 2.8%
Apa Corp.	128	2,288
Baker Hughes, a GE Company, LLC - Class A (b)	234	5,059
Cabot Oil & Gas Corp. (b)	126	2,374
Chevron Corporation (b)	640	67,043
ConocoPhillips	451	23,913
Devon Energy Corporation	192	4,187
Diamondback Energy, Inc. (b)	53	3,864
EOG Resources, Inc.	197	14,285
Exxon Mobil Corporation	1,406	78,482
Halliburton Company (b)	294	6,303
Hess Corporation (b)	91	6,406
HollyFrontier Corp.	50	1,776
Kinder Morgan, Inc.	649	10,800
Marathon Oil Corporation	263	2,807
Marathon Petroleum Corporation	216	11,579
Nov Inc. (a) (b)	126	1,732
Occidental Petroleum Corporation (b)	279	7,424
ONEOK, Inc. (b)	148	7,491
Phillips 66	145	11,792
Pioneer Natural Resources Co. (b)	68	10,777
Schlumberger Ltd. (b)	463	12,593
The Williams Companies, Inc. (b)	408	9,663
Valero Energy Corporation	136	9,715
		312,353
Materials 2.7%
Air Products and Chemicals, Inc. (b)	74	20,689
Albemarle Corporation	38	5,617
Amcor Plc (b)	518	6,047
Avery Dennison Corporation (b)	27	4,990
Ball Corporation (b)	109	9,223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Celanese Corp. - Class A	39	5,916
CF Industries Holdings Inc. (b)	74	3,350
Corteva, Inc.	248	11,556
Dow Inc.	247	15,780
DuPont de Nemours, Inc.	179	13,838
Eastman Chemical Co.	45	4,964
Ecolab Inc. (b)	83	17,688
FMC Corporation (b)	44	4,823
Freeport-McMoRan Inc. (a) (b)	483	15,917
International Flavors & Fragrances Inc.	82	11,489
International Paper Company	130	7,021
Linde Public Limited Company (b)	174	48,824
LyondellBasell Industries N.V. - Class A	86	8,902
Martin Marietta Materials Inc.	21	7,047
MOS Holdings Inc. (b)	117	3,686
Newmont Corporation	267	16,110
Nucor Corporation (b)	100	8,064
Packaging Corporation of America (b)	32	4,298
PPG Industries, Inc. (b)	79	11,853
Sealed Air Corporation (b)	49	2,268
Sherwin-Williams Co.	27	19,790
Vulcan Materials Co. (b)	45	7,512
Westrock Company, Inc.	89	4,651
		301,913
Utilities 2.6%
Alliant Energy Corporation (b)	81	4,413
Ameren Corporation (b)	81	6,606
American Electric Power Company, Inc.	165	13,987
American Water Works Company, Inc. (b)	60	9,030
Atmos Energy Corporation	42	4,162
CenterPoint Energy, Inc. (b)	181	4,106
CMS Energy Corp.	94	5,749
Consolidated Edison, Inc. (b)	116	8,674
Dominion Energy, Inc. (b)	268	20,349
DTE Energy Company (b)	65	8,671
Duke Energy Corporation (b)	254	24,565
Edison International	126	7,380
Entergy Corporation	67	6,663
Evergy, Inc.	74	4,384
Eversource Energy	114	9,876
Exelon Corporation	327	14,283
FirstEnergy Corp.	182	6,304
NextEra Energy, Inc.	651	49,211
NiSource Inc. (b)	124	2,999
NRG Energy, Inc.	79	2,979
Pinnacle West Capital Corp. (b)	38	3,071
PPL Corporation (b)	255	7,349
Public Service Enterprise Group Inc.	168	10,133
Sempra Energy (b)	100	13,276
The AES Corporation	223	5,973
The Southern Company (b)	351	21,843
WEC Energy Group Inc. (b)	105	9,868
Xcel Energy Inc. (b)	176	11,703
		297,607
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	42	6,911
American Tower Corporation	148	35,323
AvalonBay Communities, Inc.	46	8,571
Boston Properties Inc.	47	4,773
CBRE Group, Inc. - Class A (a)	113	8,951
Crown Castle International Corp. (b)	145	24,952
Digital Realty Trust Inc. (b)	94	13,311
Duke Realty Corp.	127	5,333
Equinix, Inc. (b)	30	20,145
Equity Residential (b)	114	8,163
Essex Property Trust Inc. (b)	21	5,839
Extra Space Storage Inc.	43	5,636
Federal Realty Investment Trust (b)	24	2,464
Healthpeak Properties, Inc. (b)	179	5,686
Host Hotels & Resorts, Inc.	235	3,955
Iron Mountain Incorporated (b)	96	3,544
Kimco Realty Corporation (b)	139	2,601
Mid-America Apartment Communities, Inc.	39	5,575
ProLogis Inc.	247	26,135
Public Storage	51	12,501
Realty Income Corporation (b)	124	7,843
Regency Centers Corp. (b)	53	2,979
SBA Communications Corporation	37	10,260
Simon Property Group, Inc. (b)	109	12,411
UDR, Inc. (b)	98	4,299
Ventas, Inc.	124	6,631
Vornado Realty Trust (b)	54	2,439
Welltower Inc.	138	9,911
Weyerhaeuser Company	248	8,837
		275,979
Total Common Stocks (cost $6,047,967)		11,181,360
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 5.7%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	144,224	144,224
Repurchase Agreement with CIT, 0.56% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $322,067) acquired on 03/31/21, due 07/01/21 at $300,429	300,000	300,000
Repurchase Agreement with MSC, 0.57% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $219,531) acquired on 03/31/21, due 09/28/21 at $200,573	200,000	200,000
		644,224
Investment Companies 0.4%
JNL Government Money Market Fund, 0.00% (c) (d)	37,919	37,919
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	2,392	2,392
0.03%, 09/09/21 (e) (f)	416	416
		2,808
Total Short Term Investments (cost $684,951)		684,951
Total Investments 105.7% (cost $6,732,918)		11,866,311
Other Derivative Instruments 0.0%		246
Other Assets and Liabilities, Net (5.7)%		(636,772)
Total Net Assets 100.0%		11,229,785

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,511	—	—	84	—	1,315	12,826	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	255	June 2021	50,154	246	430

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.3%
Industrials 17.6%
AAON, Inc.	127	8,893
AAR Corp.	106	4,409
ABM Industries Incorporated	213	10,853
Aegion Corporation - Class A (a)	94	2,705
Aerojet Rocketdyne Holdings, Inc. (a)	229	10,740
AeroVironment, Inc. (a)	71	8,287
Alamo Group Inc.	31	4,904
Albany International Corp. - Class A	96	8,000
Allegiant Travel Company (a)	41	9,991
American Woodmark Corporation (a)	53	5,248
Apogee Enterprises, Inc.	81	3,330
Applied Industrial Technologies, Inc.	121	11,030
Arcbest Corporation	79	5,582
Arcosa, Inc.	150	9,792
Astec Industries, Inc.	71	5,327
Atlas Air Worldwide Holdings, Inc. (a)	88	5,299
AZZ Inc.	81	4,082
Barnes Group Inc.	145	7,197
Boise Cascade Company	123	7,337
Brady Corp. - Class A	151	8,089
Chart Industries, Inc. (a)	111	15,856
CIRCOR International, Inc. (a)	60	2,103
Comfort Systems USA Inc.	114	8,507
Cubic Corp.	99	7,348
Deluxe Corp.	130	5,460
DXP Enterprises Inc. (a)	53	1,601
Echo Global Logistics, Inc. (a)	86	2,692
Encore Wire Corp.	64	4,328
Enerpac Tool Group Corp. - Class A	188	4,907
EnPro Industries, Inc.	64	5,427
ESCO Technologies Inc.	81	8,839
Exponent, Inc.	164	15,964
Federal Signal Corporation	189	7,239
Forrester Research Inc. (a)	34	1,428
Forward Air Corp.	86	7,632
Franklin Electric Co. Inc.	120	9,438
Gibraltar Industries Inc. (a)	101	9,273
GMS Inc. (a)	133	5,535
Granite Construction Incorporated	143	5,742
Greenbrier Cos. Inc.	102	4,799
Griffon Corporation	146	3,961
Harsco Corporation (a)	245	4,198
Hawaiian Holdings, Inc. (a)	156	4,157
Heartland Express Inc.	153	2,993
Heidrick & Struggles International Inc.	62	2,211
Hillenbrand Inc.	236	11,240
HNI Corp.	137	5,435
HUB Group Inc. - Class A (a)	105	7,047
Insteel Industries, Inc.	61	1,867
Interface Inc. - Class A	183	2,282
John Bean Technologies Corp.	99	13,205
Kaman Corp.	86	4,398
Kelly Services Inc. - Class A (a)	101	2,254
Korn Ferry	169	10,544
Lindsay Corp.	34	5,678
Lydall Inc. (a)	53	1,786
Marten Transport Ltd.	182	3,091
Matson Intermodal - Paragon, Inc.	138	9,193
Matthews International Corp. - Class A	100	3,971
Meritor, Inc. (a)	229	6,742
Moog Inc. - Class A	92	7,621
Mueller Industries Inc.	178	7,374
MYR Group Inc. (a)	51	3,688
National Presto Industries Inc.	17	1,756
Now, Inc. (a)	346	3,486
Patrick Industries, Inc.	70	5,932
PGT Innovations, Inc. (a)	188	4,754
Pitney Bowes Inc.	551	4,542
Powell Industries Inc.	28	959
Proto Labs Inc. (a)	88	10,659
Quanex Building Products Corp.	110	2,873
Raven Industries Inc. (a)	113	4,319
Resideo Technologies, Inc. (a)	453	12,801
Resources Connection, Inc.	99	1,334
Saia, Inc. (a)	83	19,027
SEACOR Holdings Inc. (a)	62	2,517
SkyWest Inc. (a)	157	8,540
SPX Corp. (a)	143	8,352
SPX Flow, Inc.	132	8,333
Standex International Corp.	39	3,695
Team, Inc. (a)	100	1,151
Tennant Co.	57	4,586
Titan International, Inc. (a)	164	1,522
Triumph Group Inc. (a)	168	3,096
TrueBlue, Inc. (a)	111	2,446
UFP Industries, Inc.	194	14,694
UniFirst Corp.	47	10,622
US Ecology Parent, Inc. (a)	99	4,130
Veritiv Corp. (a)	41	1,753
Viad Corp (a)	66	2,763
Vicor Corp. (a)	66	5,610
Wabash National Corp.	163	3,066
Watts Water Technologies Inc. - Class A	86	10,184
		569,651
Financials 16.2%
Allegiance Bancshares, Inc.	59	2,387
Ambac Financial Group, Inc. (a)	143	2,399
American Equity Investment Life Holding Company	270	8,502
Ameris Bancorp	221	11,581
Amerisafe, Inc.	60	3,854
Assured Guaranty Ltd.	240	10,159
Axos Financial, Inc. (a)	160	7,538
Banc of California, Inc.	142	2,574
BancFirst Corporation	59	4,204
BankUnited, Inc.	294	12,916
Banner Corporation	110	5,869
Berkshire Hills Bancorp, Inc.	163	3,645
Blucora, Inc. (a)	147	2,439
Boston Private Financial Holdings Inc.	257	3,421
Brightsphere Investment Group Inc.	183	3,737
Brookline Bancorp, Inc.	244	3,667
Cadence Bancorporation - Class A	389	8,065
Capitol Federal Financial	410	5,436
Central Pacific Financial Corp.	86	2,302
City Holdings Co.	49	4,022
Columbia Banking System Inc.	223	9,616
Community Bank System Inc.	167	12,849
Customers Bancorp, Inc. (a)	92	2,934
CVB Financial Corp.	406	8,958
Dime Community Bancshares, Inc.	108	3,265
Donnelley Financial Solutions, Inc. (a)	91	2,534
Eagle Bancorp Inc.	100	5,326
eHealth, Inc. (a)	81	5,896
Employer Holdings Inc.	89	3,827
Encore Capital Group, Inc. (a)	98	3,942
Enova International, Inc. (a)	114	4,054
EZCORP, Inc. - Class A (a)	173	859
FB Financial Corporation	98	4,362
First Bancorp.	90	3,930
First Bancorp.	682	7,675
First Commonwealth Financial Corporation	300	4,308
First Financial Bancorp.	304	7,301
First Hawaiian, Inc.	409	11,183
First Midwest Bancorp, Inc.	357	7,831
Flagstar Bancorp, Inc.	148	6,675
Granite Point Mortgage Trust Inc.	179	2,143
Great Western Bancorp Inc.	171	5,188
Green Dot Corporation - Class A (a)	169	7,747
Greenhill & Co. Inc.	44	731
Hanmi Financial Corp.	96	1,900
HCI Group, Inc.	19	1,462
Heritage Financial Corporation	111	3,137
Hilltop Holdings Inc.	203	6,919
HomeStreet, Inc.	67	2,951
Hope Bancorp, Inc.	383	5,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Horace Mann Educators Corp.	128	5,537
Independent Bank Corp.	103	8,658
Independent Bank Group, Inc.	115	8,288
Investors Bancorp, Inc.	703	10,331
James River Group, Inc.	95	4,328
Meta Financial Group, Inc.	101	4,582
Mr. Cooper Group Inc. (a)	221	7,681
National Bank Holdings Corp. - Class A	95	3,772
NBT Bancorp Inc.	135	5,402
NMI Holdings Inc. - Class A (a)	265	6,268
Northfield Bancorp Inc.	145	2,306
Northwest Bancshares Inc.	397	5,733
OFG Bancorp	164	3,719
Old National Bancorp	522	10,087
Pacific Premier Bancorp, Inc.	294	12,782
Palomar Holdings, Inc. (a)	69	4,626
Park National Corp.	44	5,690
Piper Jaffray Cos.	43	4,734
Preferred Bank	42	2,660
ProAssurance Corporation	170	4,550
Provident Financial Services, Inc.	226	5,038
Renasant Corporation	176	7,269
S&T Bancorp Inc.	121	4,064
Safety Insurance Group, Inc.	45	3,824
Seacoast Banking Corp. of Florida (a)	173	6,257
ServisFirst Bancshares, Inc.	147	9,007
Simmons First National Corp. - Class A	339	10,068
SiriusPoint Ltd (a)	275	2,802
Southside Bancshares, Inc.	97	3,750
Stewart Information Services Corp.	84	4,366
StoneX Group Inc. (a)	51	3,358
The PRA Group, Inc. (a)	145	5,377
Tompkins Financial Corp.	38	3,114
Triumph Bancorp, Inc. (a)	71	5,500
Trupanion Inc. (a)	103	7,881
TrustCo Bank Corp.	292	2,154
United Community Banks, Inc.	270	9,215
United Fire Group Inc.	68	2,360
United Insurance Holdings Corp.	69	497
Universal Insurance Holdings, Inc.	91	1,299
Veritex Holdings Inc.	154	5,055
Virtus Partners, Inc.	22	5,246
Waddell & Reed Financial Inc. - Class A	194	4,868
Walker & Dunlop, Inc.	93	9,569
Westamerica Bancorp	84	5,258
WisdomTree Investments, Inc.	352	2,201
World Acceptance Corp. (a)	12	1,606
WSFS Financial Corp.	149	7,427
		524,147
Consumer Discretionary 15.8%
Abercrombie & Fitch Co. - Class A (a)	194	6,648
American Axle & Manufacturing Holdings, Inc. (a)	350	3,381
American Public Education, Inc. (a)	61	2,176
America's Car Mart, Inc. (a)	20	3,043
Asbury Automotive Group, Inc. (a)	61	12,039
Barnes & Noble Education, Inc. (a)	97	789
Bed Bath & Beyond Inc. (a)	379	11,059
Big Lots, Inc.	106	7,243
BJ's Restaurants, Inc. (a)	75	4,329
Bloomin' Brands, Inc. (a)	250	6,755
Boot Barn Holdings, Inc. (a)	92	5,725
Brinker International Inc. (a)	143	10,151
Buckle Inc.	92	3,603
Caleres Inc.	121	2,641
Callaway Golf Co. (a)	294	7,868
Cato Corp. - Class A (a)	65	779
Cavco Industries Inc. (a)	27	6,044
Century Communities Inc. (a)	91	5,467
Cheesecake Factory Inc. (a)	133	7,778
Chico's FAS Inc. (a)	404	1,339
Childrens Place Retail Stores Inc. (a)	46	3,174
Chuy's Holdings Inc. (a)	64	2,832
Conn's Inc. (a)	64	1,239
Cooper Tire & Rubber Co.	157	8,813
Cooper-Standard Holdings Inc. (a)	54	1,955
Core-Mark Holding Co. Inc.	143	5,533
Crocs Inc. (a)	205	16,482
Dave & Buster's Entertainment Inc. (a)	152	7,275
Designer Brands Inc. - Class A (a)	189	3,289
Dine Brands Global Inc. (a)	53	4,810
Dorman Products Inc. (a)	90	9,196
El Pollo Loco Holdings Inc. (a)	58	938
Ethan Allen Interiors Inc.	70	1,925
Fiesta Restaurant Group, Inc. (a)	56	709
Fossil Group, Inc. (a)	153	1,892
GameStop Corp. - Class A (a) (b)	172	32,731
Genesco Inc. (a)	45	2,141
Gentherm Incorporated (a)	104	7,678
G-III Apparel Group, Ltd. (a)	137	4,126
Group 1 Automotive Inc.	53	8,388
Guess Inc.	118	2,767
Haverty Furniture Cos. Inc.	51	1,912
Hibbett Sports Inc. (a)	53	3,664
Installed Building Products, Inc.	70	7,799
iRobot Corp. (a) (b)	89	10,929
Kontoor Brands, Inc.	147	7,127
La-Z-Boy Inc.	147	6,226
LCI Industries	79	10,388
LGI Homes, Inc. (a)	69	10,251
Liquidity Services, Inc. (a)	86	1,598
Lumber Liquidators, Inc. (a)	88	2,221
M/I Homes, Inc. (a)	92	5,408
Macy's, Inc. (a)	981	15,881
MarineMax Inc. (a)	71	3,484
MDC Holdings Inc.	173	10,278
Meritage Homes Corporation (a)	117	10,772
Monarch Casino & Resort Inc. (a)	41	2,498
Monro Inc.	106	6,942
Motorcar Parts of America Inc. (a)	56	1,264
Movado Group Inc.	55	1,556
Office Depot, Inc. (a)	167	7,237
Oxford Industries Inc.	53	4,641
Perdoceo Education Corporation (a)	223	2,668
PetMed Express Inc. (b)	63	2,216
Red Robin Gourmet Burgers, Inc. (a)	47	1,882
Regis Corp. (a) (b)	82	1,031
Rent-A-Center, Inc.	154	8,899
Ruth's Hospitality Group Inc. (a)	98	2,431
Sally Beauty Holdings, Inc. (a)	354	7,124
Shake Shack Inc. - Class A (a) (b)	115	12,951
Shoe Carnival Inc.	26	1,582
Shutterstock Inc.	69	6,171
Signet Jewelers Limited (a)	164	9,492
Sleep Number Corporation (a)	80	11,469
Sonic Automotive, Inc. - Class A	73	3,602
Stamps.com Inc. (a)	58	11,477
Standard Motor Products Inc.	62	2,573
Steven Madden Ltd.	241	8,987
Sturm Ruger & Co. Inc.	54	3,560
The Aaron's Company, Inc.	111	2,861
The Michaels Companies, Inc. (a)	222	4,863
Tupperware Brands Corp. (a)	152	4,021
Unifi Inc. (a)	48	1,318
Universal Electronics Inc. (a)	42	2,319
Vera Bradley, Inc. (a)	75	759
Vista Outdoor Inc. (a)	181	5,793
Winnebago Industries Inc.	105	8,083
Wolverine World Wide, Inc.	259	9,931
Zumiez Inc. (a)	65	2,772
		509,661
Information Technology 13.5%
3D Systems Corporation (a)	387	10,614
8x8, Inc. (a)	336	10,904
ADTRAN, Inc.	154	2,576
Advanced Energy Industries, Inc.	121	13,244
Agilysys, Inc. (a)	65	3,128
Alarm.Com Holdings, Inc. (a)	141	12,199
Applied Optoelectronics, Inc. (a) (b)	89	746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Arlo Technologies, Inc. (a)	242	1,520
Axcelis Technologies, Inc. (a)	106	4,343
Badger Meter, Inc.	91	8,444
Bel Fuse Inc. - Class B	35	693
Benchmark Electronics, Inc.	115	3,561
BM Technologies, Inc. - Class A (a)	14	166
Bottomline Technologies Inc. (a)	121	5,482
CalAmp Corp. (a)	109	1,184
Cardtronics Group Limited - Class A (a)	116	4,507
CEVA Inc. (a)	73	4,124
Cohu Inc. (a)	150	6,293
Comtech Telecommunications Corp.	79	1,956
CSG Systems International, Inc.	102	4,582
CTS Corp.	101	3,122
Daktronics Inc. (a)	110	688
Diebold Nixdorf Inc. (a)	253	3,572
Digi International Inc. (a)	109	2,075
Diodes Inc. (a)	131	10,482
DSP Group, Inc. (a)	76	1,079
Ebix Inc.	71	2,278
ePlus Inc. (a)	43	4,292
EVERTEC, Inc.	186	6,936
ExlService Holdings Inc. (a)	105	9,502
Extreme Networks, Inc. (a)	386	3,380
Fabrinet (a)	115	10,403
FARO Technologies Inc. (a)	56	4,853
FormFactor Inc. (a)	247	11,124
Harmonic, Inc. (a) (b)	315	2,472
Ichor Holdings, Ltd. (a)	90	4,860
Insight Enterprises, Inc. (a)	109	10,443
Itron Inc. (a)	138	12,264
Knowles Corporation (a)	286	5,992
Kulicke & Soffa Industries Inc.	194	9,520
LivePerson, Inc. (a)	200	10,545
Mantech International Corp. - Class A	86	7,499
MaxLinear, Inc. (a)	211	7,178
Methode Electronics Inc.	120	5,020
MicroStrategy Inc. - Class A (a) (b)	24	16,345
MTS Systems Corp. (a)	62	3,591
NETGEAR, Inc. (a)	94	3,869
NIC Inc.	212	7,203
Onespan, Inc. (a)	104	2,559
Onto Innovation Inc. (a)	153	10,025
OSI Systems Inc. (a)	53	5,103
PC Connection, Inc. (a)	34	1,557
PDF Solutions Inc. (a)	91	1,611
Perficient, Inc. (a)	103	6,057
Photronics Inc. (a)	199	2,556
Plantronics Inc. (a)	117	4,565
Plexus Corp. (a)	90	8,288
Power Integrations Inc.	190	15,474
Progress Software Corp.	138	6,096
Rambus Inc. (a)	350	6,796
Rogers Corp. (a)	58	10,981
Sanmina Corp. (a)	203	8,389
ScanSource Inc. (a)	81	2,420
SMART Global Holdings, Inc. (a)	44	2,020
SPS Commerce, Inc. (a)	113	11,201
Sykes Enterprises Inc. (a)	126	5,546
TTEC Holdings, Inc.	56	5,655
TTM Technologies, Inc. (a)	306	4,437
Ultra Clean Holdings, Inc. (a)	127	7,359
Unisys Corp. (a)	196	4,981
Veeco Instruments Inc. (a)	155	3,208
Viavi Solutions Inc. (a)	714	11,214
Xperi Holding Corporation	327	7,128
		436,079
Health Care 11.6%
Addus HomeCare Corporation (a)	47	4,917
Allscripts Healthcare Solutions, Inc. (a)	443	6,650
AMN Healthcare Services, Inc. (a)	150	11,022
Amphastar Pharmaceuticals, Inc. (a)	112	2,059
AngioDynamics, Inc. (a)	120	2,812
ANI Pharmaceuticals, Inc. (a)	29	1,057
Anika Therapeutics, Inc. (a)	47	1,900
Cardiovascular Systems Inc. (a)	124	4,759
Coherus Biosciences, Inc. (a) (b)	200	2,921
Collegium Pharmaceutical, Inc. (a)	107	2,534
Community Health Systems Inc. (a)	391	5,292
Computer Programs & Systems Inc. (a)	40	1,230
Conmed Corp.	92	11,980
Corcept Therapeutics Inc. (a)	336	7,986
Corvel Corp. (a)	28	2,879
Covetrus, Inc. (a)	316	9,461
Cross Country Healthcare Inc. (a)	110	1,370
CryoLife Inc. (a)	122	2,744
Cutera Inc. (a)	56	1,689
Cytokinetics, Incorporated (a)	222	5,166
Eagle Pharmaceuticals Inc. (a)	36	1,516
Enanta Pharmaceuticals, Inc. (a)	58	2,878
Endo International Public Limited Company (a)	720	5,335
Fulgent Genetics, Inc. (a) (b)	56	5,439
Glaukos Corp. (a)	145	12,170
Hanger, Inc. (a)	124	2,830
Healthstream, Inc. (a)	80	1,791
Heska Corporation (a)	31	5,291
HMS Holdings Corp. (a)	281	10,399
Innoviva, Inc. (a)	200	2,387
Inogen, Inc. (a)	57	3,001
Integer Holdings Corporation (a)	104	9,556
Invacare Corp. (a)	110	882
Lannett Co. Inc. (a)	111	584
Lantheus Holdings Inc. (a) (b)	211	4,510
LeMaitre Vascular Inc.	53	2,593
Luminex Corporation	135	4,301
Magellan Health Services Inc. (a)	72	6,745
Mednax, Inc. (a)	267	6,810
Meridian Bioscience Inc. (a)	133	3,491
Merit Medical Systems Inc. (a)	152	9,129
Mesa Laboratories, Inc.	15	3,718
ModivCare Inc. (a)	39	5,716
Myriad Genetics, Inc. (a)	235	7,167
Natus Medical Inc. (a)	109	2,790
Neogenomics Laboratories, Inc. (a)	369	17,817
Nextgen Healthcare Inc. (a)	177	3,211
Omnicell, Inc. (a)	136	17,657
Orasure Technologies, Inc. (a)	222	2,587
Orthofix Medical Inc. (a)	60	2,613
Owens & Minor Inc.	229	8,626
Pacira Biosciences, Inc. (a)	139	9,761
Phibro Animal Health Corporation - Class A	65	1,597
Prestige Consumer Healthcare Inc. (a)	156	6,867
R1 RCM Inc. (a)	389	9,612
RadNet Inc. (a)	138	2,991
Regenxbio Inc. (a)	112	3,821
Select Medical Holdings Corporation (a)	337	11,481
Simulations Plus Inc.	49	3,072
Spectrum Pharmaceuticals, Inc. (a)	437	1,424
Supernus Pharmaceuticals Inc. (a)	164	4,282
SurModics Inc. (a)	44	2,477
Tabula Rasa HealthCare Inc. (a) (b)	73	3,355
Tactile Systems Technology, Inc. (a)	62	3,398
The Ensign Group, Inc.	161	15,111
The Pennant Group, Inc. (a)	79	3,600
Tivity Health, Inc. (a)	119	2,654
U. S. Physical Therapy, Inc.	40	4,145
Vanda Pharmaceuticals Inc. (a)	174	2,610
Varex Imaging Corporation (a)	120	2,459
Vericel Corporation (a)	146	8,115
Xencor, Inc. (a)	184	7,934
Zynex, Inc. (a) (b)	58	884
		375,618
Real Estate 8.5%
Acadia Realty Trust	268	5,091
Agree Realty Corporation	201	13,525
Alexander & Baldwin, LLC	231	3,877
American Assets Trust, Inc.	159	5,161
Apollo Commercial Real Estate Finance, Inc.	402	5,615

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Armada Hoffler Properties, Inc.	182	2,283
ARMOUR Residential REIT, Inc.	214	2,605
Brandywine Realty Trust	534	6,889
Capstead Mortgage Corporation	297	1,851
Caretrust REIT, Inc.	299	6,965
Centerspace	40	2,688
Chatham Lodging Trust (a)	152	2,004
Community Healthcare Trust Incorporated	70	3,207
CoreCivic, Inc. (a)	374	3,387
DiamondRock Hospitality Co. (a)	669	6,895
Diversified Healthcare Trust	741	3,542
Dwight A. Walker Real Estate, Inc. - Class A	61	2,384
Easterly Government Properties, Inc.	254	5,272
Essential Properties Realty Trust, Inc.	340	7,771
Four Corners Property Trust, Inc.	243	6,654
Franklin Street Properties Corp.	304	1,655
Getty Realty Corp.	116	3,280
Global Net Lease Inc.	285	5,147
Hersha Hospitality Trust - Class A (a)	119	1,257
Independence Realty Trust, Inc.	327	4,971
Industrial Logistics Properties Trust	202	4,684
Innovative Industrial Properties, Inc. (b)	76	13,645
Invesco Mortgage Capital Inc. (b)	751	3,010
iStar Inc. (b)	236	4,200
Kite Realty Naperville, LLC	268	5,169
KKR Real Estate Finance Trust Inc.	82	1,502
Lexington Realty Trust	864	9,594
LTC Properties Inc.	123	5,114
Mack-Cali Realty Corporation (a)	272	4,214
Marcus & Millichap Inc. (a)	76	2,562
National Storage Affiliates Trust	204	8,161
New York Mortgage Trust Inc.	1,173	5,242
NexPoint Residential Trust, Inc.	73	3,371
Office Properties Income Trust	149	4,109
PennyMac Mortgage Investment Trust	309	6,065
Ready Capital Corporation	190	2,554
Realogy Holdings Corp. (a)	358	5,410
Redwood Trust Inc.	354	3,684
Retail Opportunity Investments Corp.	369	5,853
Retail Properties of America, Inc. - Class A	671	7,027
RPT Realty	248	2,832
Safehold Inc.	45	3,134
Saul Centers Inc.	42	1,686
SITE Centers Corp.	528	7,158
St. Joe Co.	98	4,207
Summit Hotel Properties Inc. (a)	335	3,399
Tanger Factory Outlet Centers Inc. (b)	295	4,463
The GEO Group, Inc. (b)	375	2,913
Uniti Group Inc.	727	8,018
Universal Health Realty Income Trust	42	2,827
Urstadt Biddle Properties Inc. - Class A	98	1,633
Washington REIT	270	5,967
Whitestone REIT	130	1,264
Xenia Hotels & Resorts Inc. (a)	355	6,927
		275,574
Materials 4.9%
AdvanSix Inc. (a)	91	2,442
Allegheny Technologies Incorporated (a)	396	8,339
American Vanguard Corporation	83	1,694
Arconic Corporation (a)	311	7,904
Balchem Corporation	101	12,678
Carpenter Technology Corp.	151	6,197
Century Aluminum Co. (a)	154	2,712
Clearwater Paper Corporation (a)	53	1,987
Ferro Corporation (a)	256	4,314
FutureFuel Corp.	75	1,086
GCP Applied Technologies Inc. (a)	155	3,797
Glatfelter Corporation	137	2,347
H.B. Fuller Company	163	10,275
Hawkins Inc.	62	2,064
Haynes International Inc.	42	1,240
Innospec Inc.	77	7,877
Kaiser Aluminum Corporation	49	5,412
Koppers Holdings Inc. (a)	64	2,238
Kraton Corporation (a)	102	3,726
Livent Corporation (a)	456	7,895
Materion Corp.	65	4,296
Mercer International Inc.	130	1,870
Myers Industries Inc.	110	2,170
Neenah Inc.	53	2,728
O-I Glass, Inc. (a)	494	7,275
Olympic Steel, Inc.	30	896
Park Aerospace Technologies Corp.	66	866
Quaker Chemical Corp.	42	10,219
Rayonier Advanced Materials Inc. (a)	191	1,734
Schweitzer-Mauduit International Inc.	98	4,821
Stepan Co.	67	8,459
SunCoke Energy, Inc.	259	1,818
TimkenSteel Corp. (a)	120	1,404
Tredegar Corp.	79	1,187
Trinseo S.A.	120	7,639
U.S. Concrete, Inc. (a)	51	3,752
Warrior Met Coal, Inc.	159	2,729
		160,087
Consumer Staples 4.0%
B&G Foods, Inc. (b)	201	6,252
Calavo Growers Inc.	54	4,159
Cal-Maine Foods Inc. (a)	116	4,457
Celsius Holdings, Inc. (a) (b)	83	3,995
Central Garden & Pet Co. (a)	29	1,697
Central Garden & Pet Co. - Class A (a)	125	6,512
Coca-Cola Consolidated Inc.	14	4,147
Del Monte Fresh Produce Company	96	2,760
E.L.F. Beauty, Inc. (a)	123	3,294
Edgewell Personal Care Colombia S A S	173	6,857
Inter Parfums Inc.	57	4,048
J&J Snack Foods Corp.	47	7,343
John B. Sanfilippo & Son Inc.	28	2,498
Medifast, Inc.	37	7,790
MGPI Processing, Inc.	41	2,401
National Beverage Corp. (a) (b)	75	3,651
PriceSmart Inc.	73	7,056
Seneca Foods Corp. - Class A (a)	20	935
SpartanNash Co.	111	2,172
The Andersons, Inc.	98	2,670
The Chefs' Warehouse, Inc. (a)	100	3,045
The Simply Good Foods Company (a)	263	7,996
United Natural Foods Inc. (a) (b)	175	5,774
Universal Corp.	76	4,497
USANA Health Sciences, Inc. (a)	37	3,629
Vector Group Ltd.	404	5,642
WD-40 Co.	43	13,078
		128,355
Energy 3.7%
Archrock, Inc.	411	3,897
Bonanza Creek Energy, Inc. (a)	58	2,072
Bristow Group Inc. (a)	76	1,964
Callon Petroleum Company (a) (b)	148	5,694
CONSOL Mining Corporation (a)	91	880
Core Laboratories N.V.	138	3,977
DMC Global Inc. (a)	48	2,584
Dorian LPG Ltd. (a)	87	1,138
Dril-Quip Inc. (a)	109	3,632
Green Plains Renewable Energy Inc. (a)	130	3,518
Helix Energy Solutions Group, Inc. (a)	440	2,222
Helmerich & Payne Inc.	342	9,225
Laredo Petroleum, Inc. (a)	29	875
Matador Resources Co.	343	8,036
Matrix Service Co. (a)	88	1,151
Nabors Industries Ltd (a) (b)	21	1,928
Oceaneering International, Inc. (a)	305	3,487
Oil States International Inc. (a)	198	1,197
Par Pacific Holdings, Inc. (a)	130	1,838
Patterson-UTI Energy Inc.	596	4,253
PBF Energy Inc. - Class A (a)	303	4,282
PDC Energy, Inc. (a)	314	10,795
Penn Virginia Corporation (a)	46	613
Propetro Holding Corp. (a)	252	2,690

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Range Resources Corporation (a) (b)	810	8,369
Reg Biofuels, LLC (a)	140	9,222
REX Stores Corp. (a)	17	1,394
RPC Inc. (a)	171	921
SM Energy Company	334	5,470
Southwestern Energy Co. (a)	2,043	9,498
Talos Energy Inc. (a)	108	1,294
U.S. Silica Holdings, Inc. (a)	227	2,789
		120,905
Communication Services 2.0%
AMC Networks, Inc. - Class A (a)	94	5,018
ATN International Limited	34	1,673
Cincinnati Bell Inc. (a)	158	2,424
Cogent Communications Group, Inc.	133	9,163
Consolidated Communications Holdings Inc. (a)	228	1,642
EW Scripps Co. - Class A	182	3,513
Gannett Media Corp. (a)	411	2,211
Glu Mobile Inc. (a)	470	5,866
Marcus Corp. (a) (b)	74	1,471
Meredith Corporation (a)	129	3,853
QuinStreet, Inc. (a)	152	3,080
Scholastic Corp.	96	2,898
Shenandoah Telecommunications Company	158	7,702
Spok Holdings, Inc.	60	626
TechTarget, Inc. (a)	75	5,210
Vonage Holdings Corp. (a)	737	8,713
		65,063
Utilities 1.5%
American States Water Company	115	8,694
Avista Corporation	220	10,496
California Water Service Group	160	9,019
Chesapeake Utilities Corporation	55	6,346
Northwest Natural Holding Company	97	5,255
South Jersey Industries Inc.	315	7,107
		46,917
Total Common Stocks (cost $2,311,340)		3,212,057
INVESTMENT COMPANIES 0.4%
iShares S&P SmallCap 600 Index ETF (b)	107	11,565
Total Investment Companies (cost $11,608)		11,565
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	53,570	53,570
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	950	950
Total Short Term Investments (cost $54,520)		54,520
Total Investments 101.4% (cost $2,377,468)		3,278,142
Other Assets and Liabilities, Net (1.4)%		(44,341)
Total Net Assets 100.0%		3,233,801

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	138	June 2021	16,209	—	(874)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.2%
Utilities 99.2%
ALLETE, Inc.	14	922
Alliant Energy Corporation	66	3,576
Ameren Corporation	65	5,315
American Electric Power Company, Inc.	131	11,074
American States Water Company	10	727
American Water Works Company, Inc.	48	7,155
Atmos Energy Corporation	33	3,272
Avista Corporation	18	870
Black Hills Corporation	16	1,095
Cadiz Inc. (a) (b)	10	96
California Water Service Group	13	746
CenterPoint Energy, Inc.	143	3,244
Chesapeake Utilities Corporation	5	524
Clearway Energy, Inc. - Class A	9	229
Clearway Energy, Inc. - Class C	21	578
CMS Energy Corp.	76	4,633
Consolidated Edison, Inc.	88	6,594
Dominion Energy, Inc.	215	16,326
DTE Energy Company	51	6,784
Duke Energy Corporation	194	18,717
Edison International	100	5,839
Entergy Corporation	53	5,263
Essential Utilities, Inc.	61	2,740
Evergy, Inc.	60	3,561
Eversource Energy	90	7,816
Exelon Corporation	257	11,239
FirstEnergy Corp.	143	4,974
Hawaiian Electric Industries Inc.	29	1,293
IDACORP Inc.	13	1,329
MDU Resources Group Inc.	53	1,662
MGE Energy, Inc.	10	691
Middlesex Water Co.	5	366
National Fuel Gas Company	21	1,070
New Jersey Resources Corp.	26	1,020
Nextera Energy Partners, LP	18	1,339
NextEra Energy, Inc.	516	39,035
NiSource Inc.	101	2,445
Northwest Natural Holding Company	8	444
NorthWestern Corp.	13	861
NRG Energy, Inc.	64	2,420
OGE Energy Corp.	53	1,710
One Gas, Inc.	14	1,069
Ormat Technologies Inc.	12	921
Otter Tail Corp.	10	461
Pacific Gas And Electric Company (a)	393	4,606
Pinnacle West Capital Corp.	30	2,423
PNM Resources, Inc.	20	974
Portland General Electric Co.	24	1,133
PPL Corporation	202	5,836
Public Service Enterprise Group Inc.	133	8,020
Sempra Energy	76	10,073
SJW Corp.	7	433
South Jersey Industries Inc.	26	597
Southwest Gas Corp.	15	1,016
Spire, Inc.	14	1,006
Star Group, L.P.	12	126
Sunnova Energy International Inc. (a)	14	560
The AES Corporation	176	4,712
The Southern Company	278	17,297
UGI Corp.	55	2,261
Unitil Corp.	4	178
Vistra Energy Corp.	116	2,056
WEC Energy Group Inc.	83	7,773
Xcel Energy Inc.	138	9,204
York Water Co.	3	160
Total Common Stocks (cost $262,164)		272,489
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.00% (c) (d)	1,736	1,736
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	167	167
0.03%, 09/09/21 (e) (f)	50	50
		217
Total Short Term Investments (cost $1,953)		1,953
Total Investments 99.9% (cost $264,117)		274,442
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net 0.1%		276
Total Net Assets 100.0%		274,738

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	37	June 2021	2,338	20	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.4%
Financials 20.6%
American International Group, Inc.	192	8,867
Annaly Capital Management, Inc.	495	4,257
Apollo Global Management, Inc. - Class A	281	13,212
Arthur J Gallagher & Co.	156	19,471
Assurant, Inc.	109	15,521
Athene Holding Ltd - Class A (a)	234	11,777
Cboe Global Markets, Inc.	100	9,905
Cincinnati Financial Corporation	114	11,721
Comerica Inc.	163	11,711
Discover Financial Services	158	15,022
East West Bancorp, Inc.	113	8,321
Element Fleet Management Corp. (b)	810	8,859
Equitable Holdings, Inc.	586	19,105
Everest Re Group, Ltd.	54	13,451
Hanover Insurance Group Inc.	70	9,121
KeyCorp	733	14,637
Northern Trust Corp.	135	14,203
Prosperity Bancshares Inc.	110	8,220
Raymond James Financial Inc.	132	16,235
Reinsurance Group of America, Incorporated	96	12,129
Signature Bank	67	15,130
SLM Corporation	838	15,050
State Street Corporation	136	11,455
SVB Financial Group (a)	26	12,777
The Hartford Financial Services Group, Inc.	369	24,659
Truist Financial Corporation	311	18,116
Umpqua Holdings Corp.	533	9,353
Willis Towers Watson Public Limited Company	69	15,847
Wintrust Financial Corporation	136	10,310
Zions Bancorp	275	15,126
		393,568
Industrials 14.2%
Alaska Air Group, Inc.	133	9,195
Armstrong World Industries, Inc.	90	8,067
Delta Air Lines, Inc.	124	5,963
Eaton Corporation Public Limited Company	160	22,089
Fortune Brands Home & Security, Inc.	141	13,499
Howmet Aerospace Inc. (a)	144	4,639
Ingersoll Rand Inc. (a)	252	12,408
ITT Industries Holdings, Inc.	147	13,335
Johnson Controls International Public Limited Company	384	22,914
Knight-Swift Transportation Holdings Inc. - Class A	161	7,718
L3Harris Technologies, Inc.	95	19,201
Masco Corporation	262	15,693
Owens Corning Inc.	186	17,136
Quanta Services, Inc.	152	13,396
Regal-Beloit Corp.	111	15,767
Republic Services Inc.	138	13,695
Sensata Technologies Holding PLC (a)	240	13,880
Stanley Black & Decker, Inc.	112	22,399
Univar Solutions Inc. (a)	455	9,792
Wabtec Corp.	123	9,720
		270,506
Information Technology 10.1%
Amdocs Limited	221	15,498
Analog Devices, Inc.	51	7,962
Cognyte Software Ltd (a)	143	3,987
Corning Incorporated	269	11,708
Global Payments Inc.	71	14,278
KBR, Inc.	582	22,333
Leidos Holdings Inc.	143	13,782
Marvell Technology Group Ltd	333	16,313
McAfee Corp. - Class A	288	6,551
Motorola Solutions Inc.	79	14,810
NXP Semiconductors N.V.	91	18,397
On Semiconductor Corporation (a)	154	6,397
TE Connectivity Ltd.	92	11,938
Verint Systems Inc. (a)	143	6,522
Zebra Technologies Corp. - Class A (a)	47	22,823
		193,299
Consumer Discretionary 9.8%
Aramark	262	9,890
Brunswick Corp.	171	16,324
Dollar Tree Inc. (a)	73	8,341
Grand Canyon Education, Inc. (a)	104	11,118
Lear Corporation	99	17,967
LKQ Corporation (a)	462	19,548
Mattel, Inc. (a)	488	9,722
Newell Brands Inc.	437	11,710
Polaris Industries Inc.	45	6,048
PVH Corp.	90	9,491
Six Flags Operations Inc.	103	4,776
Skechers U.S.A. Inc. - Class A (a)	328	13,681
The Wendy's Company	467	9,461
Toll Brothers Inc.	349	19,800
Urban Outfitters Inc. (a)	270	10,042
Wyndham Hotels & Resorts, Inc.	132	9,241
		187,160
Materials 8.5%
Ashland Global Holdings Inc.	121	10,743
Axalta Coating Systems Ltd. (a)	432	12,768
Berry Global Group, Inc. (a)	207	12,724
Celanese Corp. - Class A	103	15,366
Corteva, Inc.	356	16,619
DuPont de Nemours, Inc.	204	15,800
Eastman Chemical Co.	208	22,853
FMC Corporation	70	7,793
Graphic Packaging Holding Company	751	13,645
Reynolds Consumer Products LLC	251	7,461
Vulcan Materials Co.	70	11,769
Westrock Company, Inc.	285	14,856
		162,397
Utilities 8.0%
Ameren Corporation	148	12,045
Atmos Energy Corporation	69	6,812
CenterPoint Energy, Inc. (a) (c)	235	5,046
CenterPoint Energy, Inc.	310	7,022
CMS Energy Corp.	254	15,574
Edison International	164	9,625
Eversource Energy	187	16,220
Pacific Gas And Electric Company (a)	1,453	17,016
Pinnacle West Capital Corp.	194	15,795
Public Service Enterprise Group Inc.	291	17,498
Sempra Energy	103	13,675
The AES Corporation	622	16,674
		153,002
Health Care 8.0%
AmerisourceBergen Corporation	87	10,317
Boston Scientific Corporation (a)	271	10,467
Dentsply Sirona Inc.	191	12,172
Elanco Animal Health (a)	197	5,809
Icon Public Limited Company (a)	14	2,778
Laboratory Corporation of America Holdings (a)	80	20,366
PerkinElmer Inc.	101	13,006
PRA Health Sciences, Inc. (a)	109	16,744
Premier Healthcare Solutions, Inc. - Class A	260	8,795
Quest Diagnostics Incorporated	98	12,530
Universal Health Services Inc. - Class B	98	13,084
Viatris, Inc. (a)	463	6,465
Zimmer Biomet Holdings, Inc.	119	19,072
		151,605
Real Estate 6.5%
Boston Properties Inc.	57	5,787
Brixmor Property Group Inc.	541	10,953
Host Hotels & Resorts, Inc.	657	11,072
Life Storage Inc.	223	19,194
Medical Properties Trust, Inc.	569	12,117
Mid-America Apartment Communities, Inc.	109	15,717
Spirit Realty Capital, Inc.	167	7,115
Sun Communities Inc.	99	14,857
VICI Properties Inc.	554	15,640

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	165	11,695
		124,147
Consumer Staples 5.4%
Albertsons Companies, Inc. - Class A (b)	579	11,046
Archer-Daniels-Midland Company	188	10,706
Coca-Cola European Partners PLC	222	11,553
Energizer Holdings, Inc.	248	11,751
Ingredion Inc.	103	9,217
JM Smucker Co.	89	11,306
Kellogg Co.	207	13,130
Performance Food Group, Inc. (a)	83	4,761
Sanderson Farms Inc.	59	9,209
The Kroger Co.	269	9,666
		102,345
Energy 4.5%
Cabot Oil & Gas Corp.	409	7,679
Devon Energy Corporation	401	8,765
Diamondback Energy, Inc.	138	10,170
Equitrans Midstream Corp.	275	2,246
Halliburton Company	312	6,695
Hess Corporation	168	11,884
Pioneer Natural Resources Co.	97	15,399
Plains GP Holdings, L.P. - Class A (a)	872	8,198
Targa Resources Corp.	200	6,355
Valero Energy Corporation	127	9,094
		86,485
Communication Services 1.8%
Discovery, Inc. - Series C (a)	271	9,983
Electronic Arts Inc.	70	9,443
Liberty Broadband Corp. - Series C (a)	91	13,659
		33,085
Total Common Stocks (cost $1,379,012)		1,857,599
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.00% (d) (e)	46,922	46,922
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	12,880	12,880
Total Short Term Investments (cost $59,802)		59,802
Total Investments 100.5% (cost $1,438,814)		1,917,401
Other Assets and Liabilities, Net (0.5)%		(9,746)
Total Net Assets 100.0%		1,907,655

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.8%
Health Care 20.6%
Biogen Inc. (a)	90	25,160
Bristol-Myers Squibb Company	367	23,174
Cerner Corp.	311	22,373
Gilead Sciences, Inc.	363	23,451
Medtronic Public Limited Company	195	22,983
Merck & Co., Inc.	293	22,550
Pfizer Inc.	621	22,482
Veeva Systems Inc. - Class A (a)	48	12,486
Zimmer Biomet Holdings, Inc.	147	23,466
		198,125
Information Technology 17.7%
Adobe Inc. (a)	27	13,025
Aspen Technology, Inc. (a)	160	23,098
Blackbaud, Inc. (a)	359	25,521
Guidewire Software, Inc. (a)	119	12,036
Intel Corporation	414	26,509
Microsoft Corporation	52	12,148
Salesforce.Com, Inc. (a)	100	21,138
ServiceNow, Inc. (a)	25	12,639
The Western Union Company	474	11,693
Tyler Technologies Inc. (a)	30	12,685
		170,492
Industrials 15.2%
Emerson Electric Co.	130	11,747
General Dynamics Corporation	141	25,557
Lockheed Martin Corporation	64	23,751
Northrop Grumman Systems Corp.	75	24,316
Raytheon BBN Technologies Corp.	304	23,499
Roper Technologies, Inc.	31	12,509
The Boeing Company (a)	99	25,277
		146,656
Financials 12.3%
Bank of America Corporation	381	14,740
Berkshire Hathaway Inc. - Class B (a)	92	23,562
BlackRock, Inc.	16	12,296
The Bank of New York Mellon Corporation (b)	274	12,972
The Charles Schwab Corporation	220	14,337
U.S. Bancorp	248	13,738
Wells Fargo & Company	691	27,011
		118,656
Consumer Staples 11.3%
Altria Group, Inc.	516	26,392
Constellation Brands, Inc. - Class A	105	23,904
Kellogg Co.	367	23,229
Philip Morris International Inc.	279	24,724
The Coca-Cola Company	207	10,882
		109,131
Communication Services 6.9%
Alphabet Inc. - Class A (a)	12	24,660
Comcast Corporation - Class A	212	11,481
Facebook, Inc. - Class A (a)	45	13,312
John Wiley & Sons Inc. - Class A	311	16,826
		66,279
Consumer Discretionary 5.9%
Amazon.com, Inc. (a)	7	22,519
McDonald's Corporation	49	11,075
Yum! Brands, Inc.	215	23,266
		56,860
Materials 4.9%
Compass Minerals International, Inc.	352	22,079
Corteva, Inc.	532	24,811
		46,890
Energy 2.6%
Cheniere Energy, Inc. (a)	350	25,162
Utilities 2.4%
Dominion Energy, Inc.	299	22,722
Total Common Stocks (cost $820,846)		960,973
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (b) (c)	2,665	2,665
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (d) (e)	52	52
0.03%, 09/09/21 (d) (e)	220	220
		272
Total Short Term Investments (cost $2,937)		2,937
Total Investments 100.1% (cost $823,783)		963,910
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net (0.1)%		(1,069)
Total Net Assets 100.0%		962,863

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	22	June 2021	4,330	22	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 24.8%
U.S. Government Agency Obligations 24.8%
Federal Farm Credit Banks Consolidated Systemwide Bonds
2.63%, 04/23/21 (a)	1,100	1,102
0.25%, 07/27/21 (a)	400	400
2.80%, 12/17/21 (a)	625	637
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (a)	600	602
Federal National Mortgage Association, Inc.
2.75%, 06/22/21 (a)	920	925
2.00%, 01/05/22 (a)	380	386
Total Government And Agency Obligations (cost $4,052)		4,052
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
Verizon Owner Trust
Series 2019-A1B-C, 0.53%, (1 Month USD LIBOR + 0.42%), 11/21/22 (b)	300	301
Total Non-U.S. Government Agency Asset-Backed Securities (cost $301)		301
CORPORATE BONDS AND NOTES 1.2%
Energy 1.2%
Chevron Corporation
0.66%, (3 Month USD LIBOR + 0.48%), 03/03/22 (b)	200	201
Total Corporate Bonds And Notes (cost $201)		201
SHORT TERM INVESTMENTS 84.0%
U.S. Treasury Bill 50.6%
Treasury, United States Department of
0.09%, 04/01/21 (c)	2,795	2,795
0.09%, 04/08/21 (c)	2,795	2,795
0.07%, 06/03/21 (c)	360	360
0.09%, 01/27/22 (c)	2,310	2,309
		8,259
Investment Companies 33.4%
JNL Government Money Market Fund, 0.00% (d) (e)	5,461	5,461
Total Short Term Investments (cost $13,720)		13,720
Total Investments 111.9% (cost $18,274)		18,274
Other Derivative Instruments 0.3%		54
Other Assets and Liabilities, Net (12.2)%		(1,997)
Total Net Assets 100.0%		16,331

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	9	June 2021	478	19	19
Brent Crude	16	May 2021	1,064	(21)	(67)
Cattle Feeder	4	May 2021	292	(6)	7
Cocoa	10	July 2021	252	—	(13)
Coffee "C"	4	July 2021	200	1	(12)
Copper	9	July 2021	929	4	(28)
Corn	56	July 2021	1,396	70	137
Cotton No. 2	10	July 2021	439	2	(29)
Crude Oil, WTI	13	June 2021	638	(18)	131
Gasoline, RBOB	12	June 2021	939	(17)	46
Gold, 100 Oz.	8	June 2021	1,420	24	(47)
KC HRW Wheat	19	July 2021	572	16	(19)
Lead	17	June 2021	894	(56)	(56)
Lean Hogs	11	June 2021	434	(3)	29
Live Cattle	7	July 2021	341	2	3
Low Sulfur Gasoil	10	May 2021	519	(1)	(12)
Natural Gas	17	June 2021	442	(2)	11
New York Harbor ULSD	15	June 2021	1,215	(14)	(98)
Nickel	6	June 2021	659	(81)	(81)
Platinum	12	July 2021	712	19	3
Silver	4	July 2021	525	8	(33)
Soybean	9	July 2021	605	31	37
Soybean Meal	19	July 2021	803	47	4
Soybean Oil	12	July 2021	319	18	46
Sugar No. 11	17	September 2021	297	(2)	(16)
Wheat	19	July 2021	604	15	(19)
Zinc	13	June 2021	916	(1)	—
				54	(57)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 56.4%
Energy 9.2%
Antero Midstream Partners LP
5.38%, 09/15/24	280	283
7.88%, 05/15/26 (a)	675	726
5.75%, 03/01/27 - 01/15/28 (a)	1,945	1,943
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	600	611
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	1,055	1,055
9.00%, 11/01/27 (a)	286	365
8.25%, 12/31/28 (a)	165	172
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (b)	2,835	3,038
Buckeye Partners, L.P.
4.35%, 10/15/24	355	366
4.13%, 03/01/25 (a)	565	578
4.13%, 12/01/27	515	510
4.50%, 03/01/28 (a)	1,390	1,394
5.85%, 11/15/43	180	175
5.60%, 10/15/44	905	872
Canadian Natural Resources Limited
4.95%, 06/01/47	850	984
Cheniere Energy, Inc.
4.50%, 10/01/29	1,865	1,936
Comstock Escrow Corporation
9.75%, 08/15/26	336	366
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	1,212	1,263
CrownRock, L.P.
5.63%, 10/15/25 (a)	190	194
DCP Midstream Operating, LP
5.63%, 07/15/27	365	396
5.13%, 05/15/29	475	505
5.60%, 04/01/44	545	545
DCP Midstream, LP
5.85%, 05/21/43 (a)	130	116
Double Eagle III Midco 1 LLC
7.75%, 12/15/25 (a)	565	602
Ecopetrol S.A.
5.88%, 05/28/45	345	365
Energy Transfer LP
6.63%, (100, 02/15/28) (b)	3,465	3,065
7.13%, (100, 05/15/30) (b)	4,615	4,475
6.25%, 04/15/49	1,030	1,215
EQM Midstream Partners, LP
6.00%, 07/01/25 (a)	185	199
4.13%, 12/01/26	485	482
6.50%, 07/01/27 (a)	95	103
5.50%, 07/15/28	935	984
4.50%, 01/15/29 (a)	235	229
4.75%, 01/15/31 (a)	235	228
EQT Corporation
3.90%, 10/01/27	1,720	1,754
5.00%, 01/15/29	560	599
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	650	630
Genesis Energy, L.P.
6.50%, 10/01/25	330	324
6.25%, 05/15/26	605	576
8.00%, 01/15/27	155	157
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	410	440
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	125	129
5.75%, 02/01/29 (a)	250	252
6.00%, 02/01/31 (a)	276	280
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	480	524
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (a)	620	736
Kinder Morgan, Inc.
5.55%, 06/01/45	3,367	4,024
Leviathan Bond Ltd
6.13%, 06/30/25 (c)	355	385
Lukoil Securities B.V.
3.88%, 05/06/30 (a)	400	412
Matador Resources Company
5.88%, 09/15/26	775	755
MPLX LP
4.70%, 04/15/48	3,495	3,779
MV24 Capital B.V.
6.75%, 06/01/34 (a)	450	469
New Fortress Energy Inc.
6.50%, 09/30/26 (a)	1,680	1,696
Occidental Petroleum Corporation
3.20%, 08/15/26	1,950	1,871
3.50%, 08/15/29	3,105	2,913
4.30%, 08/15/39	1,140	967
PDC Energy, Inc.
5.75%, 05/15/26	350	364
Petrobras Global Finance B.V.
5.38%, 10/01/29, GBP	100	147
5.60%, 01/03/31	570	601
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (c) (d) (e) (f)	5,862	237
Petróleos Mexicanos
4.75%, 02/26/29, EUR (c)	530	602
7.69%, 01/23/50	1,453	1,349
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	2,546
3.55%, 12/15/29	4,094	4,098
Range Resources Corporation
5.00%, 08/15/22	380	387
9.25%, 02/01/26	405	440
8.25%, 01/15/29 (a)	1,075	1,150
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (b) (c)	230	297
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	156
Tallgrass Energy Partners, LP
5.50%, 09/15/24 - 01/15/28 (a)	511	510
7.50%, 10/01/25 (a)	825	887
6.00%, 03/01/27 (a)	220	222
6.00%, 12/31/30 (a)	295	292
Targa Resource Corporation
4.25%, 11/15/23	795	798
5.88%, 04/15/26	45	47
5.38%, 02/01/27	50	52
6.50%, 07/15/27	45	49
5.00%, 01/15/28	50	52
6.88%, 01/15/29	45	50
5.50%, 03/01/30	485	509
TechnipFMC PLC
6.50%, 02/01/26 (a)	845	885
Western Midstream Operating, LP
4.35%, 02/01/25 (g) (h)	110	114
5.30%, 02/01/30 (g) (h)	1,475	1,602
5.30%, 03/01/48	440	438
6.50%, 02/01/50 (g) (h)	1,205	1,302
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (b) (c)	100	114
WPX Energy, Inc.
5.25%, 09/15/24	115	128
5.75%, 06/01/26	110	115
		74,552
Financials 8.1%
1MDB Global Investments Limited
4.40%, 03/09/23 (c)	1,000	1,004
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28 (c)	745	768
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,620	3,935
Akbank T.A.S
6.80%, 02/06/26 (a)	360	360
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	1,625	1,731

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	645	665
5.63%, 01/15/29 (a)	1,895	1,928
Avis Budget Car Rental LLC
4.75%, 01/30/26, EUR (c)	130	155
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (b) (i)	200	216
Banco de Bogotá S.A.
6.25%, 05/12/26 (a)	375	421
Banco do Brasil S.A
9.00%, (100, 06/18/24) (a) (b)	310	339
Banco Santander, S.A.
7.50%, (100, 02/08/24) (b) (c) (i)	800	882
Bangkok Bank Public Company Limited
3.73%, 09/25/34 (a)	305	307
Bank of America Corporation
5.13%, (100, 06/20/24) (b)	396	420
6.25%, (100, 09/05/24) (b)	467	517
Barclays PLC
6.13%, (100, 12/15/25) (b) (i)	855	934
BNP Paribas
4.50%, (100, 02/25/30) (a) (b) (i)	450	446
4.63%, (100, 02/25/31) (a) (b) (j)	200	199
6.63%, (100, 03/25/24) (a) (b) (i)	298	324
7.38%, (100, 08/19/25) (a) (b) (i)	342	393
Capital One Financial Corporation
3.99%, (3 Month USD LIBOR + 3.80%), (100, 06/01/21) (b) (k)	320	320
Citigroup Inc.
3.88%, (100, 02/18/26) (b)	225	224
4.00%, (100, 12/10/25) (b)	445	449
4.70%, (100, 01/30/25) (b)	305	307
5.00%, (100, 09/12/24) (b)	403	415
5.90%, (100, 02/15/23) (b) (j)	336	354
Citizens Financial Group, Inc.
6.00%, (100, 07/06/23) (b)	275	283
6.38%, (100, 04/06/24) (b)	368	388
Commonwealth Bank of Australia
2.69%, 03/11/31 (a) (i)	2,505	2,442
Credit Suisse Group AG
5.10%, (100, 01/24/30) (a) (b)	265	255
5.25%, (100, 02/11/27) (a) (b)	950	960
6.38%, (100, 08/21/26) (a) (b)	307	326
Discover Financial Services
5.50%, (100, 10/30/27) (b)	636	665
6.13%, (100, 06/23/25) (b)	135	150
Dovalue S.P.A.
5.00%, 08/04/25, EUR (c)	125	155
Dresdner Bank AG
7.00%, (100, 04/09/25) (b) (c)	400	428
EG Global Finance PLC
4.38%, 02/07/25, EUR (c)	375	429
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (b) (c)	810	869
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (c)	290	417
Equitable Holdings, Inc.
5.00%, 04/20/48	985	1,189
Fifth Third Bancorp
4.50%, (100, 09/30/25) (b)	135	144
5.10%, (100, 06/30/23) (b)	547	555
Ford Motor Credit Company LLC
3.66%, 09/08/24	200	206
4.69%, 06/09/25	200	212
5.13%, 06/16/25	620	669
4.39%, 01/08/26	1,240	1,309
5.11%, 05/03/29	495	531
General Motors Financial Company, Inc.
5.10%, 01/17/24	1,335	1,477
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (a) (g) (l)	2,067	1,978
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (a)	565	570
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (a)	615	660
HSBC Holdings PLC
4.00%, (100, 03/09/26) (b) (i)	450	447
4.70%, (100, 03/09/31) (b) (i)	410	404
HUB International Limited
7.00%, 05/01/26 (a)	1,010	1,049
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (b)	145	161
5.70%, (100, 04/15/23) (b)	504	511
ING Groep N.V.
5.75%, (100, 11/16/26) (b) (i)	846	922
6.50%, (100, 04/16/25) (b) (i)	245	269
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (b)	243	246
4.63%, (100, 11/01/22) (b)	459	453
5.00%, (100, 08/01/24) (b)	436	451
2.96%, 05/13/31	735	748
LeasePlan Corporation N.V.
7.38%, (100, 05/29/24), EUR (b) (c)	200	255
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	990	989
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (i)	1,063	1,207
M&T Bank Corporation
5.00%, (100, 08/01/24) (b) (j)	206	219
Morgan Stanley
3.85%, (3 Month USD LIBOR + 3.61%), (100, 04/15/21) (b) (k)	1,405	1,404
NatWest Group PLC
6.00%, (100, 12/29/25) (b) (i)	595	655
3.03%, 11/28/35 (i)	3,060	2,926
Nidda BondCo GmbH
5.00%, 09/30/25, EUR (c)	250	296
Nielsen Finance LLC
5.00%, 04/15/22 (a)	111	111
Outfront Media Capital Corporation
5.00%, 08/15/27 (a)	527	534
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (a)	565	620
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (a)	355	368
Rassman, Joel H.
4.35%, 02/15/28	160	173
3.80%, 11/01/29	1,670	1,764
Resideo Funding Inc.
6.13%, 11/01/26 (a)	215	227
Sasol Financing USA LLC
5.88%, 03/27/24	245	260
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (b) (c) (i)	800	844
Springleaf Finance Corporation
6.13%, 03/15/24	430	465
8.88%, 06/01/25	120	133
7.13%, 03/15/26	615	712
Synchrony Financial
2.85%, 07/25/22	4,710	4,837
The Bank of New York Mellon Corporation
4.63%, (100, 09/20/26) (b)	127	134
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (b)	230	255
The Goldman Sachs Group, Inc.
4.95%, (100, 02/10/25) (b)	225	238
5.30%, (100, 11/10/26) (b)	299	330
5.50%, (100, 08/10/24) (b) (j)	156	169
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (b)	90	99
Truist Financial Corporation
4.80%, (100, 09/01/24) (b)	598	627
5.05%, (100, 06/15/22) (b)	308	312
5.10%, (100, 03/01/30) (b)	135	148
UBS Group AG
4.38%, (100, 02/10/31) (a) (b)	200	197
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (b) (c) (i)	1,066	1,202
UniCredit S.p.A.
8.00%, (100, 06/03/24) (b) (c) (i)	200	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	790	810
Wells Fargo & Company
3.90%, (100, 03/15/26) (b)	440	443
5.90%, (100, 06/15/24) (b)	384	408
		65,535
Consumer Discretionary 7.9%
Accor
2.63%, (100, 01/30/25), EUR (b) (c)	600	675
Aramark Services, Inc.
5.00%, 04/01/25 (a)	760	779
6.38%, 05/01/25 (a)	595	631
5.00%, 02/01/28 (a)	1,985	2,059
Boyd Gaming Corporation
6.38%, 04/01/26	1,000	1,032
6.00%, 08/15/26	515	536
Carnival Corporation
11.50%, 04/01/23 (a)	1,565	1,786
10.13%, 02/01/26, EUR (c)	150	204
10.50%, 02/01/26 (a)	335	392
7.63%, 03/01/26, EUR (c)	160	203
7.63%, 03/01/26 (a)	675	726
5.75%, 03/01/27 (a)	530	544
9.88%, 08/01/27 (a)	1,590	1,858
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	1,290	1,358
5.38%, 04/15/27	165	170
5.25%, 07/15/29	150	154
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	330	345
CPUK Mortgage Finance Limited
4.25%, 08/28/22, GBP (c)	286	396
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,330	1,336
Dealer Tire, LLC
8.00%, 02/01/28 (a)	450	476
Dufry One B.V.
2.00%, 02/15/27, EUR (c)	550	605
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	335	357
8.13%, 07/01/27 (a)	1,225	1,348
Faurecia
3.75%, 06/15/28, EUR (c)	100	124
Ford Motor Company
9.63%, 04/22/30	465	650
7.45%, 07/16/31	120	151
4.75%, 01/15/43	2,710	2,727
5.29%, 12/08/46	1,900	1,997
General Motors Company
6.13%, 10/01/25	2,680	3,157
Grupo Antolin-Irausa, S.A.
3.25%, 04/30/24, EUR (c)	130	151
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (a)	555	599
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	1,310	1,367
International Game Technology PLC
4.13%, 04/15/26 (a)	385	394
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26, EUR (c)	170	204
Ken Garff Automotive, LLC
4.88%, 09/15/28 (a)	1,095	1,092
KFC Holding Co.
5.25%, 06/01/26 (a)	325	335
L Brands, Inc.
9.38%, 07/01/25 (a)	145	181
5.25%, 02/01/28	205	220
6.63%, 10/01/30 (a)	770	879
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	1,895	2,393
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (c)	285	345
MCE Finance Limited
5.63%, 07/17/27 (a)	620	650
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (c)	220	253
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	760	717
5.88%, 03/15/26 (a)	480	485
NCL Finance, Ltd.
6.13%, 03/15/28 (a)	895	913
Newell Brands Inc.
6.00%, 04/01/46 (g) (h)	1,365	1,691
Next PLC
3.63%, 05/18/28, GBP (c)	300	448
NH Hotel Group, S.A.
3.75%, 10/01/23, EUR (c)	495	575
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (c)	125	152
PetSmart, Inc.
4.75%, 02/15/28 (a)	270	276
7.75%, 02/15/29 (a)	1,215	1,314
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (c) (j)	550	766
Playtech PLC
4.25%, 03/07/26, EUR (c)	120	145
Renault
2.00%, 09/28/26, EUR (c)	100	116
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	114	115
5.75%, 04/15/25 (a)	380	404
4.00%, 10/15/30 (a)	660	636
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	435	448
10.88%, 06/01/23 (a)	115	132
11.50%, 06/01/25 (a)	1,335	1,554
5.50%, 04/01/28 (a)	405	407
SAZKA Group a.s.
3.88%, 02/15/27, EUR (c)	305	352
Schaeffler AG
3.38%, 10/12/28, EUR (c)	200	256
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	265	274
5.50%, 02/15/26, EUR (c)	175	204
8.25%, 03/15/26 (a)	500	538
7.00%, 05/15/28 (a)	1,700	1,818
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	275	299
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	435	440
5.50%, 04/15/27 (a)	1,380	1,430
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (a)	1,245	1,345
Staples, Inc.
7.50%, 04/15/26 (a)	745	788
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (a)	170	183
5.88%, 06/15/27 (a)	170	188
5.75%, 01/15/28 (a)	215	237
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (c) (k)	130	143
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	515	577
The William Carter Company
5.63%, 03/15/27 (a)	125	132
TRI Pointe Homes, Inc.
5.70%, 06/15/28	1,740	1,923
Volkswagen International Finance N.V.
3.88%, (100, 06/17/29), EUR (b) (c)	100	128
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (a)	580	595
4.38%, 08/15/28 (a)	925	937
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	1,668	1,761
5.25%, 05/15/27 (a)	1,395	1,461
Wynn Macau, Limited
5.50%, 01/15/26 (a)	525	548

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (c)	400	490
		64,180
Communication Services 7.5%
Altice Finco S.A.
4.75%, 01/15/28, EUR (c)	260	295
Altice France Holding S.A.
8.13%, 02/01/27 (a)	200	219
5.50%, 01/15/28 (a)	200	205
4.00%, 02/15/28, EUR (c) (j)	400	441
Altice France S.A.
7.38%, 05/01/26 (a)	1,330	1,383
6.00%, 02/15/28 (a)	1,695	1,672
AT&T Inc.
4.50%, 03/09/48	2,299	2,541
3.65%, 06/01/51	2,805	2,713
Banijay Group
6.50%, 03/01/26, EUR (c)	255	304
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	550	586
CCO Holdings, LLC
5.75%, 02/15/26 (a)	216	223
5.50%, 05/01/26 (a)	355	366
5.00%, 02/01/28 (a)	890	941
4.75%, 03/01/30 (a)	825	855
4.50%, 08/15/30 (a)	1,540	1,569
4.25%, 02/01/31 (a)	730	731
Charter Communications Operating, LLC
4.80%, 03/01/50	3,170	3,422
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)	128	129
Commscope, Inc.
7.13%, 07/01/28 (a)	1,010	1,072
CSC Holdings, LLC
5.50%, 05/15/26 (a)	1,000	1,031
7.50%, 04/01/28 (a)	200	221
5.75%, 01/15/30 (a)	2,135	2,249
4.63%, 12/01/30 (a)	445	438
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	194	198
DISH DBS Corporation
7.75%, 07/01/26	1,095	1,209
7.38%, 07/01/28	1,335	1,397
Dish Network Corporation
3.38%, 08/15/26 (i)	756	728
Fox Corporation
5.58%, 01/25/49	1,785	2,275
Frontier Communications Corporation
5.88%, 10/15/27 (a)	455	482
5.00%, 05/01/28 (a)	355	361
6.75%, 05/01/29 (a)	525	553
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	820	848
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	985	1,002
6.50%, 05/15/27 (a)	1,330	1,476
4.75%, 10/15/27 (a)	200	201
Netflix, Inc.
5.88%, 11/15/28	105	127
6.38%, 05/15/29	100	124
5.38%, 11/15/29 (a)	315	372
3.63%, 06/15/30, EUR (c)	140	192
4.88%, 06/15/30 (a)	710	817
Nielsen Finance LLC
5.63%, 10/01/28 (a)	660	694
5.88%, 10/01/30 (a)	620	672
Outfront Media Capital Corporation
4.63%, 03/15/30 (a)	220	212
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	360	372
5.00%, 08/01/27 (a)	865	906
5.50%, 07/01/29 (a)	1,810	1,958
4.13%, 07/01/30 (a)	2,115	2,117
SoftBank Group Corp
4.00%, 09/19/29, EUR (c)	156	195
Sprint Corporation
7.13%, 06/15/24	630	727
7.63%, 03/01/26	355	435
6.88%, 11/15/28	1,020	1,286
8.75%, 03/15/32	1,140	1,685
Telefonica Europe B.V.
3.88%, (100, 06/22/26), EUR (b) (c)	100	126
T-Mobile USA, Inc.
2.63%, 02/15/29	345	335
2.88%, 02/15/31	2,720	2,629
4.50%, 04/15/50 (a)	2,355	2,632
United Group B.V.
3.63%, 02/15/28, EUR (c) (j)	310	352
Verizon Communications Inc.
3.55%, 03/22/51	2,345	2,344
ViacomCBS Inc.
4.95%, 01/15/31	1,390	1,637
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	205	206
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (a)	510	529
Virgin Media Vendor Financing
4.88%, 07/15/28, GBP (c)	215	305
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (a)	790	805
Vodafone Group Public Limited Company
5.25%, 05/30/48	1,550	1,938
		61,065
Industrials 6.0%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (b) (c)	100	120
AerCap Global Aviation Trust
6.50%, 06/15/45 (a)	510	532
Air Lease Corporation
2.30%, 02/01/25	2,860	2,914
American Airlines Group Inc.
5.00%, 06/01/22 (a) (j)	640	629
3.75%, 03/01/25 (a)	625	532
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,185	1,233
5.75%, 04/20/29 (a)	970	1,032
APX Group, Inc.
7.63%, 09/01/23	390	404
8.50%, 11/01/24	95	99
6.75%, 02/15/27 (a)	290	311
ASGN Incorporated
4.63%, 05/15/28 (a)	1,000	1,031
Atlantia S.p.A.
1.88%, 07/13/27, EUR (c)	170	203
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	330	337
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	1,380	1,409
CMA CGM
7.50%, 01/15/26, EUR (c)	275	352
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	665	708
Delta Air Lines, Inc.
7.38%, 01/15/26	1,145	1,349
General Electric Capital Corporation
5.88%, 01/14/38	3,060	3,957
General Electric Company
4.35%, 05/01/50	1,020	1,135
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	435	463
GW B-CR Security Corporation
9.50%, 11/01/27 (a)	360	397
Harsco Corporation
5.75%, 07/31/27 (a)	750	774
IAA Spinco Inc.
5.50%, 06/15/27 (a)	1,330	1,394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (a)	290	313
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	530	547
Intrum AB
3.00%, 09/15/27, EUR (c)	420	477
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	175	178
4.88%, 12/15/27 (a)	405	419
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,630	1,659
Kleopatra Finco S.a r.l.
6.50%, 09/01/26, EUR (a)	175	198
Masonite International Corporation
5.75%, 09/15/26 (a)	330	344
5.38%, 02/01/28 (a)	215	228
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	885	884
National Express Group PLC
4.25%, (100, 11/26/25), GBP (b) (c)	145	207
Paprec Holding
4.00%, 03/31/25, EUR (c)	170	202
Platin 1426 GmbH
5.38%, 06/15/23, EUR (c)	125	148
Ply Gem Midco, LLC
8.00%, 04/15/26 (a)	673	701
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	1,750	1,891
3.38%, 08/31/27 (a)	220	213
6.25%, 01/15/28 (a)	1,745	1,816
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (a)	330	339
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (c)	400	599
Schoeller Packaging B.V.
6.38%, 11/01/24, EUR (c)	100	122
SGL Carbon SE
4.63%, 09/30/24, EUR (c)	130	153
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,090	1,186
Smurfit Kappa Treasury Unlimited Company
1.50%, 09/15/27, EUR (c)	100	123
Sofima Holding S.P.A.
3.75%, 01/15/28, EUR (c)	170	201
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (a)	745	801
SPX Flow, Inc.
5.88%, 08/15/26 (a)	325	339
Standard Industries Inc.
5.00%, 02/15/27 (a)	150	157
4.75%, 01/15/28 (a)	340	352
4.38%, 07/15/30 (a)	1,185	1,199
Terex Corporation
5.63%, 02/01/25 (a)	1,220	1,254
5.00%, 05/15/29 (a)	650	672
The ADT Security Corporation
4.88%, 07/15/32 (a)	680	690
The Boeing Company
5.81%, 05/01/50 (h)	2,795	3,521
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	520	533
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (c)	320	402
TransDigm Inc.
6.25%, 03/15/26 (a)	1,070	1,134
6.38%, 06/15/26	1,000	1,035
7.50%, 03/15/27	1,125	1,206
5.50%, 11/15/27	800	827
4.63%, 01/15/29 (a)	320	315
United Rentals (North America), Inc.
5.25%, 01/15/30	215	234
		49,134
Consumer Staples 4.3%
AA Bond Co Limited
6.50%, 01/31/26, GBP (a)	100	142
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,715	1,963
4.75%, 04/15/58	1,505	1,739
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (c)	165	196
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (a) (j)	1,060	1,100
4.75%, 04/01/28 (a)	1,590	1,618
5.38%, 03/01/29 (a)	360	375
BAT Capital Corp.
4.91%, 04/02/30	1,430	1,631
3.73%, 09/25/40	2,535	2,414
Bellis Finco PLC
4.00%, 02/16/27, GBP (a)	120	166
BRF S.A.
4.88%, 01/24/30 (a)	830	847
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (c) (g) (h)	400	482
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,275	1,347
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)	1,240	1,278
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (a)	2,880	3,196
House of HR
7.50%, 01/15/27, EUR (c)	200	250
Iceland Bondco PLC
4.63%, 03/15/25, GBP (c)	185	251
IPD 3 B.V.
5.50%, 12/01/25, EUR (c)	125	151
Kapla Holding
3.38%, 12/15/26, EUR (c)	215	250
Kraft Heinz Foods Company
5.20%, 07/15/45	520	604
4.38%, 06/01/46	820	861
4.88%, 10/01/49	2,390	2,699
La Financière de l'Europe
4.00%, 05/15/24, EUR (c)	175	194
Loxama
5.75%, 07/15/27, EUR (c)	170	198
MHP SE SA
7.75%, 05/10/24 (a)	360	385
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (j)	1,755	1,711
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (j)	95	101
5.50%, 10/15/27 (a)	775	811
Pilgrim's Pride Corporation
4.25%, 04/15/31 (a)	1,180	1,176
Post Holdings, Inc.
5.75%, 03/01/27 (a)	650	684
5.63%, 01/15/28 (a)	785	828
5.50%, 12/15/29 (a)	1,045	1,121
4.63%, 04/15/30 (a)	445	446
4.50%, 09/15/31 (a)	665	659
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (c)	165	200
Sysco Corporation
6.60%, 04/01/50 (h)	1,910	2,766
Verisure Midholding AB
5.25%, 02/15/29, EUR (a)	115	140
		34,980
Health Care 3.7%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (a)	605	638
5.00%, 04/15/29 (a)	175	182
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	840	861
8.50%, 01/31/27 (a)	165	183
5.75%, 08/15/27 (a)	410	441
5.00%, 01/30/28 (a)	790	805

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Centene Corporation
5.38%, 08/15/26 (a)	160	168
3.38%, 02/15/30	1,460	1,475
3.00%, 10/15/30	875	870
Community Health Systems, Inc.
8.13%, 06/30/24 (a)	635	667
6.63%, 02/15/25 (a)	105	111
5.63%, 03/15/27 (a)	200	209
8.00%, 12/15/27 (a)	565	618
6.00%, 01/15/29 (a)	220	233
6.88%, 04/15/29 (a)	1,685	1,759
4.75%, 02/15/31 (a)	355	347
DaVita Inc.
4.63%, 06/01/30 (a)	1,765	1,798
Endo Designated Activity Company
5.88%, 10/15/24 (a)	770	778
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (a)	450	336
HCA Inc.
7.69%, 06/15/25	500	602
5.38%, 09/01/26	530	599
5.63%, 09/01/28	865	994
5.88%, 02/01/29	155	181
3.50%, 09/01/30	2,000	2,016
5.25%, 06/15/49	1,810	2,216
Laboratoire Eimer
5.00%, 02/01/29, EUR (a)	110	131
Molina Healthcare, Inc.
3.88%, 11/15/30 (a)	1,075	1,105
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	363	390
7.25%, 02/01/28 (a)	426	468
Tenet Healthcare Corporation
6.75%, 06/15/23	580	629
4.63%, 06/15/28 (a)	170	174
6.13%, 10/01/28 (a)	4,445	4,631
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a)	925	817
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (c)	270	296
1.63%, 10/15/28, EUR (c)	200	213
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	500	478
Upjohn Inc.
4.00%, 06/22/50 (a)	1,790	1,827
		30,246
Materials 2.8%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	915	985
ArcelorMittal
7.25%, 10/15/39 (g) (h)	1,400	1,913
7.00%, 03/01/41 (g) (h)	1,115	1,521
Ashland Services B.V.
2.00%, 01/30/28, EUR (c)	125	145
CEMEX S.A.B. de C.V.
7.38%, 06/05/27 (a)	305	344
5.20%, 09/17/30 (a)	150	162
CF Industries, Inc.
4.95%, 06/01/43	1,710	1,958
5.38%, 03/15/44	1,605	1,904
CSN Islands XII Corp
6.75%, 01/28/28 (a)	725	767
First Quantum Minerals Ltd
6.88%, 03/01/26 (a)	535	555
6.88%, 10/15/27 (a)	760	814
Freeport-McMoRan Inc.
5.00%, 09/01/27	160	170
4.13%, 03/01/28	110	116
5.25%, 09/01/29	420	460
4.25%, 03/01/30	110	117
5.40%, 11/14/34	890	1,060
5.45%, 03/15/43	1,965	2,361
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	800	824
H.B. Fuller Company
4.25%, 10/15/28	965	980
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	370	385
6.13%, 04/01/29 (a)	370	394
Kronos International, Inc.
3.75%, 09/15/25, EUR (c)	165	196
Metinvest B.V.
7.65%, 10/01/27 (a)	185	199
Minera Mexico, S.A. de C.V.
4.50%, 01/26/50 (a)	325	336
Nouryon Finance B.V.
6.50%, 10/01/26, EUR (c)	120	148
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	405	424
5.25%, 06/01/27 (a)	992	1,041
Sealed Air Corporation
5.50%, 09/15/25 (a)	325	356
Silgan Holdings Inc.
4.75%, 03/15/25	340	345
Tronox Incorporated
4.63%, 03/15/29 (a)	565	565
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	405	436
Volcan Compañía Minera S.A.A.
4.38%, 02/11/26 (a)	515	528
		22,509
Utilities 2.4%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	310	312
Calpine Corporation
4.50%, 02/15/28 (a)	1,800	1,816
5.13%, 03/15/28 (a)	355	358
4.63%, 02/01/29 (a)	1,012	986
5.00%, 02/01/31 (a)	1,079	1,053
Centrica PLC
3.00%, 04/10/76, EUR (c) (h)	700	821
FirstEnergy Corp.
7.38%, 11/15/31	630	843
5.35%, 07/15/47 (g) (h)	1,385	1,559
NRG Energy, Inc.
7.25%, 05/15/26	155	161
5.25%, 06/15/29 (a)	160	171
3.63%, 02/15/31 (a)	2,590	2,526
Pacific Gas And Electric Company
3.30%, 08/01/40	1,285	1,159
4.30%, 03/15/45	2,375	2,301
Talen Energy Supply, LLC
10.50%, 01/15/26 (a)	405	358
7.25%, 05/15/27 (a)	245	251
The Southern Company
4.00%, 01/15/51	3,180	3,357
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	1,735	1,789
		19,821
Real Estate 2.4%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	550	567
Country Garden Holdings Company Limited
4.80%, 08/06/30 (c)	365	384
CPI Property Group
4.88%, (100, 08/18/26), EUR (b) (c)	100	123
CSL Capital, LLC
6.00%, 04/15/23 (a)	375	381
EPR Properties
4.50%, 06/01/27	620	636
4.95%, 04/15/28	550	564
3.75%, 08/15/29	1,105	1,050
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	1,965	2,004
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (a)	1,150	1,169
5.25%, 03/15/28 - 07/15/30 (a)	1,635	1,698
5.00%, 07/15/28 (a)	195	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
5.63%, 07/15/32 (a)	1,730	1,807
New World Development Company Limited
4.13%, 07/18/29 (c)	320	327
QualityTech, LP
3.88%, 10/01/28 (a)	2,070	2,060
Realogy Group LLC
4.88%, 06/01/23 (a)	325	335
7.63%, 06/15/25 (a)	345	376
9.38%, 04/01/27 (a)	780	864
5.75%, 01/15/29 (a)	1,014	999
RHP Hotel Properties, LP
4.75%, 10/15/27	795	815
Uniti Group Inc.
7.88%, 02/15/25 (a)	1,250	1,352
6.50%, 02/15/29 (a)	1,380	1,363
Vivion Investments S.à r.l.
3.00%, 08/08/24, EUR (c) (j)	300	342
		19,416
Information Technology 2.1%
Broadcom Inc.
4.15%, 11/15/30	2,025	2,186
3.50%, 02/15/41 (a)	2,985	2,843
CDK Global, Inc.
5.88%, 06/15/26	160	166
Centurion Bidco S.P.A.
5.88%, 09/30/26, EUR (c)	160	195
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,160	1,223
8.25%, 03/01/27 (a)	495	530
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	694	708
Dell Inc.
5.40%, 09/10/40	239	271
Endure Digital, Inc.
6.00%, 02/15/29 (a)	520	508
Infineon Technologies AG
3.63%, (100, 01/01/28), EUR (b) (c)	100	127
On Semiconductor Corporation
3.88%, 09/01/28 (a)	2,120	2,180
Open Text Corporation
5.88%, 06/01/26 (a)	325	336
Oracle Corporation
2.88%, 03/25/31	3,130	3,189
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	395	404
8.25%, 02/01/28 (a)	650	712
Solera, LLC
10.50%, 03/01/24 (a)	485	501
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	975	1,037
		17,116
Total Corporate Bonds And Notes (cost $450,658)		458,554
GOVERNMENT AND AGENCY OBLIGATIONS 38.0%
Mortgage-Backed Securities 15.8%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 04/15/51 (m)	19,455	19,409
TBA, 2.50%, 04/15/51 (m)	63,580	65,237
Government National Mortgage Association
TBA, 2.00%, 04/15/51 (m)	8,660	8,740
TBA, 2.50%, 04/15/51 (m)	33,855	34,920
		128,306
Collateralized Mortgage Obligations 7.0%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 2.76%, (1 Month USD LIBOR + 2.65%), 12/26/29 (k)	5,280	5,313
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (k)	18,440	2,051
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (k)	8,100	974
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (k)	19,725	2,799
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (k)	5,615	498
Series 2017-M2-DNA1, REMIC, 3.36%, (1 Month USD LIBOR + 3.25%), 07/25/29 (k)	1,723	1,768
Series 2017-M2-DNA2, REMIC, 3.56%, (1 Month USD LIBOR + 3.45%), 10/25/29 (k)	1,960	2,029
Series 2017-M2-DNA3, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 03/25/30 (k)	5,672	5,775
Series 2018-M2-HQA1, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 09/25/30 (k)	2,200	2,200
Interest Only, Series SP-4150, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (k)	2,483	472
Interest Only, Series SA-4456, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (k)	1,758	379
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	3,093	586
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 3.76%, (1 Month USD LIBOR + 3.65%), 09/25/29 (k)	4,146	4,247
Interest Only, Series C26-413, 4.00%, 07/01/42	3,523	580
Series 2017-1M2-C03, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 10/25/29 (k)	3,998	4,081
Series 2017-2M2-C04, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 11/26/29 (k)	1,329	1,343
Series 2017-1M2-C06, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 02/25/30 (k)	3,945	3,978
Series 2017-2M2-C06, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 02/25/30 (k)	3,961	4,007
Series 2017-1M2-C07, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 05/28/30 (k)	639	640
Series 2017-2M2-C07, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 05/28/30 (k)	2,583	2,594
Series 2018-1M2-C01, REMIC, 2.36%, (1 Month USD LIBOR + 2.25%), 07/25/30 (k)	2,269	2,269
Series 2018-2M2-C02, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 08/26/30 (k)	1,373	1,371
Series 2018-1M2-C05, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 01/27/31 (k)	3,046	3,042
Interest Only, Series 2019-DS-49, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (k)	2,775	589
Interest Only, Series 2013-SY-72, REMIC, 6.03%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (k)	3,275	666
Interest Only, Series 2018-ST-18, REMIC, 5.99%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (k)	3,557	635
Interest Only, Series 2016-HS-31, REMIC, 5.89%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (k)	2,394	430
Interest Only, Series 2016-SA-62, REMIC, 5.89%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (k)	2,988	655
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.09%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (k)	3,348	602
		56,573
U.S. Treasury Inflation Indexed Securities 6.2%
Treasury, United States Department of
0.50%, 01/15/28 (n)	13,192	14,699
0.13%, 01/15/30 (n)	8,251	8,933
1.00%, 02/15/46 - 02/15/48 (n)	16,399	20,324
0.25%, 02/15/50 (n)	6,537	6,853
		50,809
U.S. Treasury Bond 4.0%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,042
2.75%, 08/15/42	7,315	7,851
3.13%, 02/15/43	8,390	9,550
2.25%, 08/15/46	2,615	2,541
1.25%, 05/15/50	2,000	1,512
1.88%, 02/15/51	10,085	8,950
		32,446
U.S. Treasury Note 3.4%
Treasury, United States Department of
0.50%, 03/31/25	5,000	4,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
1.63%, 02/15/26	5,240	5,418
2.88%, 08/15/28	9,120	10,031
0.63%, 05/15/30	8,355	7,606
		28,022
Sovereign 1.6%
Angola, Government of
9.38%, 05/08/48 (a)	1,400	1,319
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (a)	1,350	1,343
Costa Rica Reps
7.00%, 04/04/44 (a)	240	230
Dominican Republic International Bond
6.85%, 01/27/45 (a)	1,085	1,192
Ghana, Government of
10.75%, 10/14/30 (a)	905	1,129
Gobierno de la Republica del Ecuador
0.50%, 07/31/30 (a) (g)	160	94
Government of the Sultanate of Oman
6.75%, 01/17/48 (a)	420	401
7.00%, 01/25/51 (a)	795	784
Kenya, Government of
6.88%, 06/24/24 (a)	550	605
Kingdom of Bahrain
5.45%, 09/16/32 (a)	180	174
Nigeria, Federal Government of
7.88%, 02/16/32 (a)	660	680
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (a)	230	245
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (c) (d) (e) (f)	477	19
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (a) (g)	403	402
6.13%, 06/15/33 (a)	265	271
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (a)	135	143
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (c) (d) (e) (f)	1,719	163
Sharjah, Government of
4.00%, 07/28/50 (a)	305	267
South Africa, Parliament of
5.65%, 09/27/47	710	653
The Arab Republic of Egypt
8.50%, 01/31/47 (a)	625	622
7.50%, 02/16/61 (a)	1,075	969
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (a)	70	43
The Government of the Republic of Armenia
3.60%, 02/02/31 (a)	230	210
The Republic of Indonesia, The Government of
5.25%, 01/17/42 (a)	300	358
Turkiye Cumhuriyeti Basbakanlik
5.88%, 06/26/31	475	424
		12,740
Total Government And Agency Obligations (cost $310,883)		308,896
SENIOR FLOATING RATE INSTRUMENTS 8.1%
Information Technology 1.8%
Altium Packaging LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 01/29/28 (k) (o)	310	306
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (k) (o)	1,323	1,317
Barracuda Networks, Inc.
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/12/25 (k)	99	99
By Crown Parent, LLC
Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.00%), 01/30/26 (k)	303	302
Colorado Buyer Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 03/15/24 (k)	335	320
2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 05/01/25 (k)	335	332
CommScope, Inc.
2019 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/07/26 (k)	435	432
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.11%, (1 Month USD LIBOR + 5.00%), 01/04/26 (k)	301	290
Cornerstone OnDemand, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 03/28/25 (k) (o)	20	20
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (k) (o)	457	453
Endure Digital Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 01/29/28 (k) (o)	330	326
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (k)	612	610
Flexera Software LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 01/26/28 (k)	275	275
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	330	330
GT Polaris, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/04/27 (k)	354	354
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/01/24 (k) (o)	653	652
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (k)	320	321
2021 Add On Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/01/27 (k)	120	119
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/24 (k) (o)	664	664
Navicure, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 09/18/26 (k)	327	326
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (k) (o)	421	421
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (k) (o)	239	239
Presidio, Inc.
2020 Term Loan B, 3.72%, (3 Month USD LIBOR + 3.50%), 12/19/26 (k)	433	431
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 04/26/24 (k)	658	656
Rackspace Hosting, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (k)	1,320	1,307
Redstone Buyer LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/01/27 (k)	618	620
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 07/01/26 (k)	359	357
Solera, LLC
USD Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 03/03/23 (k)	271	270
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (k)	354	354
Tech Data Corporation
ABL FILO Term Loan, 5.61%, (3 Month USD LIBOR + 5.50%), 06/30/25 (k)	617	618
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (k)	427	426
Tibco Software Inc.
2020 Term Loan B3, 3.86%, (1 Month USD LIBOR + 3.75%), 07/03/26 (k)	498	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ultimate Software Group Inc(The)
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (k)	328	328
VS Buyer, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	139	138
		14,504
Consumer Discretionary 1.2%
Adient US LLC
Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 05/03/24 (k)	455	455
Term Loan B, 4.44%, (3 Month USD LIBOR + 4.25%), 05/03/24 (k)	155	155
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (k)	993	993
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (k)	311	306
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	338	339
Carnival Corporation
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (k) (o)	466	480
Clarios Global LP
2021 USD Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 04/30/26 (k)	343	339
Creative Artists Agency, LLC
2019 Term Loan B, 3.86%, (3 Month USD LIBOR + 3.75%), 11/19/26 (k)	256	253
Dealer Tire, LLC
2020 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 12/19/25 (k)	266	267
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (k) (o)	285	282
First Brands Group, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 03/22/27 (k) (o)	660	659
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (k)	320	315
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (k)	516	506
Life Time Fitness Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (k) (o)	331	331
Loire Finco Luxembourg S.a.r.l.
Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 01/24/27 (k) (o)	219	216
Numericable Group SA
USD Term Loan B11, 2.86%, (1 Month USD LIBOR + 2.75%), 07/31/25 (k)	799	782
Petco Animal Supplies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (k) (o)	330	329
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	227	223
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (k)	257	252
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 09/30/26 (k)	373	371
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k) (o)	275	288
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (k) (o)	201	196
Tenneco, Inc.
2018 Term Loan B, 3.11%, (3 Month USD LIBOR + 3.00%), 10/01/25 (k)	271	264
Varsity Brands, Inc.
2017 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/07/24 (k)	343	331
Wand NewCo 3, Inc.
2020 Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 02/05/26 (k)	201	198
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 02/05/26 (k)	81	80
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (k)	139	139
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 05/11/25 (k)	166	156
2018 1st Lien Term Loan, 2.94%, (3 Month USD LIBOR + 2.75%), 05/11/25 (k)	145	136
Wilsonart International Holdings LLC
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 12/19/26 (k) (o)	250	249
		9,890
Industrials 1.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (k)	431	430
American Airlines, Inc.
Repriced TL B due 2023, 0.00%, (3 Month USD LIBOR + 2.00%), 04/28/23 (k) (o)	350	333
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k) (o)	495	507
APX Group, Inc.
2020 Term Loan, 5.11%, (1 Month USD LIBOR + 5.00%), 12/31/25 (k)	482	481
2020 Term Loan, 7.25%, (3 Month USD LIBOR + 4.00%), 12/31/25 (k)	—	—
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 08/01/25 (k)	324	321
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (k) (o)	209	209
Circor International, Inc.
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 12/11/24 (k)	355	350
Crosby US Acquisition Corp.
Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 06/12/26 (k)	191	189
Dun & Bradstreet Corporation (The)
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/06/26 (k)	615	612
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.61%, (1 Month USD LIBOR + 2.50%), 05/22/24 (k)	171	165
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (k)	334	329
Garda World Security Corporation
2019 1st Lien Term Loan B, 4.99%, (3 Month USD LIBOR + 4.25%), 10/17/26 (k)	918	918
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (k)	602	598
Hertz Corporation, (The)
2020 DIP Delayed Draw Term Loan, 0.00%, (1 Month USD LIBOR + 7.25%), 12/31/21 (k) (o)	129	132
2016 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.75%), 06/30/23 (k)	174	174
MHI Holdings,LLC
Term Loan B, 5.11%, (3 Month USD LIBOR + 5.00%), 09/18/26 (k)	360	361
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 09/01/24 (f) (k)	294	291
NCI Building Systems, Inc.
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/12/25 (k)	311	310
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (k)	521	519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (k)	174	173
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (k)	271	269
TransDigm, Inc.
2020 Term Loan F, 2.36%, (1 Month USD LIBOR + 2.25%), 06/09/23 (k)	435	426
2020 Term Loan E, 2.36%, (3 Month USD LIBOR + 2.25%), 05/30/25 (k)	40	39
Uber Technologies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 02/16/27 (k) (o)	130	129
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 02/16/27 (k) (o)	304	302
Vertiv Group Corporation
Term Loan B, 2.93%, (3 Month USD LIBOR + 2.75%), 02/11/27 (k)	511	507
		9,074
Health Care 1.0%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 - 10/18/25 (k)	228	224
2020 Incremental Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 01/23/26 (k)	145	143
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (k)	977	978
Aveanna Healthcare, LLC
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 03/16/24 (k)	533	530
2020 Incremental Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 03/16/24 (k)	20	20
Bausch Health Companies Inc.
2018 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/19/25 (k)	438	436
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (k)	202	201
Ensemble RCM, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 07/24/26 (k) (o)	285	284
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (k)	768	661
EyeCare Partners, LLC
2020 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 02/05/27 (k)	218	216
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (k) (o)	344	342
Heartland Dental, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/17/25 (k) (o)	30	29
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 04/17/25 (k) (o)	308	303
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (k)	540	537
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (k)	168	167
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/25/27 (k)	90	90
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (k)	320	316
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/14/25 (k)	252	249
PetVet Care Centers, LLC
2021 Term Loan B3, 0.00%, (1 Month USD LIBOR + 3.50%), 02/14/25 (k) (o)	232	232
Poseidon Intermediate LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 08/18/25 (k)	501	501
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (k)	376	375
Select Medical Corporation
2017 Term Loan B, 2.36%, (1 Month USD LIBOR + 2.25%), 03/06/25 (k)	579	575
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (k)	690	640
		8,049
Communication Services 0.7%
Altice Financing S.A.
2017 USD Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/31/25 (k)	242	237
Altice France S.A.
2018 Term Loan B13, 4.20%, (3 Month USD LIBOR + 4.00%), 07/13/26 (k)	716	714
Banijay Entertainment S.A.S
USD Term Loan , 3.85%, (1 Month USD LIBOR + 3.75%), 02/04/25 (k)	219	216
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (k)	523	517
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (k)	103	103
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (k)	143	143
GTT Communications, Inc.
2020 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 12/31/21 (k) (o)	105	106
2020 Delayed Draw Term Loan, 0.00%, 12/31/21 (k) (o)	55	56
2020 Term Loan, 8.50%, (3 Month USD LIBOR + 2.50%), 12/31/21 (k)	140	141
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/27/25 (k) (o)	367	308
Intrado Corporation
Term Loan B-1, 0.00%, (3 Month USD LIBOR + 3.50%), 10/10/24 (k) (o)	169	162
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (k)	680	681
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (k)	304	303
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (3 Month USD LIBOR + 3.75%), 06/06/25 (k)	100	101
Playtika Holding Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 03/11/28 (k) (o)	495	492
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (k)	409	409
Univision Communications Inc.
Term Loan C5, 2.86%, (1 Month USD LIBOR + 2.75%), 03/15/24 (k)	447	443
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (k)	294	291
ZoomInfo LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 11/02/26 (k)	368	367
		5,790
Financials 0.7%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 05/07/25 (k)	651	642
AssuredPartners, Inc.
2020 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 02/13/27 (k)	607	599
Asurion LLC
2018 Term Loan B6, 0.00%, (1 Month USD LIBOR + 3.00%), 11/03/23 (k) (o)	310	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
2018 Term Loan B7, 3.11%, (1 Month USD LIBOR + 3.00%), 11/15/24 (k)	685	682
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (k)	358	350
Blackstone CQP Holdco LP
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 05/29/24 (k)	650	648
Citadel Securities LP
2021 Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 02/01/28 (k)	330	326
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (k)	799	799
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 06/26/25 (k)	331	328
Hub International Limited
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (k) (o)	617	616
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 4.50%, (1 Month USD LIBOR + 3.50%), 01/01/25 (k)	149	149
Sedgwick Claims Management Services Inc.
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 11/06/25 (k) (o)	290	286
The Edelman Financial Center, LLC
2018 First Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/15/28 (k) (o)	45	45
		5,779
Energy 0.7%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.00%, 11/01/25	208	230
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (k)	356	335
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 06/30/25 (k)	565	556
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/11/26 (k) (o)	100	99
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (k)	209	208
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (k)	1,092	1,089
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.20%, (3 Month USD LIBOR + 4.00%), 09/30/26 (f) (k)	224	223
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (6 Month USD LIBOR + 4.25%), 05/02/25 (k)	246	226
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (k)	669	652
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/31/25 (k)	427	412
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (k)	348	344
Prairie ECI Acquiror LP
Term Loan B, 4.86%, (1 Month USD LIBOR + 4.75%), 03/07/26 (k)	506	490
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (k)	336	333
		5,197
Materials 0.5%
Berlin Packaging LLC
2018 1st Lien Term Loan, 3.12%, (1 Month USD LIBOR + 3.00%), 11/01/25 (k)	256	251
2018 1st Lien Term Loan, 3.26%, (3 Month USD LIBOR + 3.00%), 11/01/25 (k)	2	1
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 03/05/28 (k)	75	74
BWAY Holding Company
2017 Term Loan B, 3.44%, (3 Month USD LIBOR + 3.25%), 04/03/24 (k)	340	332
Covia Holdings Corporation
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (k) (o)	345	332
CPG International Inc.
2017 Term Loan, 3.25%, (3 Month USD LIBOR + 2.50%), 05/03/24 (k)	267	267
Diamond (BC) B.V.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 07/24/24 (k)	222	221
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (k)	145	145
PQ Corporation
2020 USD Incremental Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 02/07/27 (k)	290	290
Pro Mach Group, Inc.
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (k)	259	258
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.19%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (k)	282	280
TMS International Corp.
2018 Term Loan B2, 3.75%, (3 Month USD LIBOR + 2.75%), 08/14/24 (k)	143	142
2018 Term Loan B2, 3.75%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	141	141
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (k) (o)	59	58
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (k) (o)	262	259
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (k)	529	523
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (k)	329	328
Wilsonart LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/23 (k)	205	204
		4,106
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.25%), 07/12/26 (k)	835	833
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (k) (o)	155	155
Verscend Holding Corp.
2018 Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 08/08/25 (k)	992	991
		1,979
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 11/29/25 (k)	339	334
Lonestar II Generation Holdings LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/09/26 (k) (o)	340	332
Nautilus Power, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 04/28/24 (k)	257	254
Talen Energy Supply, LLC
2019 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 06/24/26 (k)	201	195
		1,115
Total Senior Floating Rate Instruments (cost $65,445)		65,483
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.92%, (3 Month USD LIBOR + 3.70%), 01/20/33 (k)	1,000	1,006
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,947

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.04%, (3 Month USD LIBOR + 3.80%), 01/18/33 (k)	2,600	2,609
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.99%, 10/11/47 (k)	12,981	386
Interest Only, Series 2015-XA-GC27, REMIC, 1.34%, 02/12/48 (k)	7,097	303
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,882
Interest Only, Series 2014-XA-CR16, REMIC, 0.95%, 04/12/47 (k)	12,340	312
Interest Only, Series 2014-XA-LC15, REMIC, 1.09%, 04/12/47 (k)	17,456	463
Interest Only, Series 2014-XA-UBS3, REMIC, 1.07%, 06/12/47 (k)	12,090	347
Interest Only, Series 2014-XA-UBS6, REMIC, 0.89%, 12/12/47 (k)	11,180	301
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.39%, (3 Month USD LIBOR + 3.15%), 04/15/33 (k)	4,250	4,257
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.00%, 01/11/47 (k)	17,146	412
Interest Only, Series 2014-XA-GC26, REMIC, 0.96%, 11/13/47 (k)	12,722	371
Interest Only, Series 2015-XA-GC30, REMIC, 0.74%, 05/12/50 (k)	16,377	441
Kayne CLO
Series 2019-D-1A, 4.44%, (3 Month USD LIBOR + 4.20%), 01/18/33 (k)	2,850	2,865
Series 2019-D-6A, 4.22%, (3 Month USD LIBOR + 4.00%), 01/21/33 (k)	2,450	2,474
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.17%, (3 Month USD LIBOR + 2.95%), 04/18/33 (k)	1,900	1,908
Magnetite XXIV, Limited
Series 2019-D-24A, 4.04%, (3 Month USD LIBOR + 3.80%), 01/18/33 (k)	5,200	5,239
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.07%, (3 Month USD LIBOR + 2.85%), 04/20/29 (k)	2,000	1,966
Milos CLO Ltd
Series 2017-DR-1A, 2.97%, (3 Month USD LIBOR + 2.75%), 10/21/30 (k)	1,750	1,714
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.22%, (3 Month USD LIBOR + 3.00%), 01/20/33 (k)	3,250	3,253
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 2.97%, (3 Month USD LIBOR + 2.75%), 07/22/30 (k)	2,250	2,239
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.24%, (1 Month USD LIBOR + 1.13%), 06/25/33 (g) (k)	47	47
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.37%, (3 Month USD LIBOR + 3.15%), 04/18/33 (k)	2,000	1,988
TICP CLO VII Ltd
Series 2017-DR-7A, 3.44%, (3 Month USD LIBOR + 3.20%), 04/15/33 (k)	1,000	1,003
TICP CLO XV Ltd
Series 2020-D-15A, 3.37%, (3 Month USD LIBOR + 3.15%), 04/20/33 (k)	500	498
Trestles CLO III Ltd
Series 2020-D-3A, 3.47%, (3 Month USD LIBOR + 3.25%), 01/20/33 (k)	1,000	1,000
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	868	959
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.26%, 03/15/47 (k)	7,087	212
Interest Only, Series 2014-XA-C21, REMIC, 1.03%, 08/15/47 (k)	11,963	313
Total Non-U.S. Government Agency Asset-Backed Securities (cost $42,679)		42,715
SHORT TERM INVESTMENTS 8.9%
U.S. Treasury Bill 7.1%
Treasury, United States Department of
0.10%, 05/20/21 (p) (q)	57,700	57,698
Investment Companies 1.1%
JNL Government Money Market Fund, 0.00% (r) (s)	8,634	8,634
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.00% (r) (s)	5,974	5,974
Total Short Term Investments (cost $72,301)		72,306
Total Investments 116.6% (cost $941,966)		947,954
Other Derivative Instruments 0.2%		1,679
Other Assets and Liabilities, Net (16.8)%		(136,890)
Total Net Assets 100.0%		812,743

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $230,371 and 28.3% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Non-income producing security.

(e) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Convertible security.

(j) All or a portion of the security was on loan as of March 31, 2021.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $129,228.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) The coupon rate represents the yield to maturity.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,007	1,004	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/17/21	125	120	—
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28	12/09/20	793	768	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/05/20	610	675	0.1
Altice Finco S.A., 4.75%, 01/15/28	02/17/21	307	295	—
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	457	441	0.1
Ashland Services B.V., 2.00%, 01/30/28	02/17/21	153	145	—
Atlantia S.p.A., 1.88%, 07/13/27	02/17/21	207	203	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	02/17/21	204	196	—
Avis Budget Car Rental LLC, 4.75%, 01/30/26	02/18/21	157	155	—
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	838	882	0.1
Banijay Group, 6.50%, 03/01/26	12/14/20	308	304	0.1
Carnival Corporation, 10.13%, 02/01/26	02/17/21	208	204	—
Carnival Corporation, 7.63%, 03/01/26	02/17/21	203	203	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	477	482	0.1
Centrica PLC, 3.00%, 04/10/76	09/25/18	825	821	0.1
Centurion Bidco S.P.A., 5.88%, 09/30/26	02/17/21	202	195	—
CMA CGM, 7.50%, 01/15/26	02/18/21	358	352	0.1
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	393	384	0.1
CPI Property Group, 4.88% (callable at 100, 08/18/26)	02/17/21	127	123	—
CPUK Mortgage Finance Limited, 4.25%, 08/28/22	11/04/20	369	396	0.1
Dovalue S.P.A., 5.00%, 08/04/25	02/17/21	157	155	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	406	428	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	575	605	0.1
EG Global Finance PLC, 4.38%, 02/07/25	02/17/21	453	429	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	08/06/20	849	869	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	418	417	0.1
Faurecia, 3.75%, 06/15/28	02/17/21	127	124	—
Grupo Antolin-Irausa, S.A., 3.25%, 04/30/24	02/17/21	155	151	—
House of HR, 7.50%, 01/15/27	02/17/21	253	250	—
Iceland Bondco PLC, 4.63%, 03/15/25	02/17/21	258	251	—
Infineon Technologies AG, 3.63% (callable at 100, 01/01/28)	02/17/21	133	127	—
Intrum AB, 3.00%, 09/15/27	02/17/21	493	477	0.1
IPD 3 B.V., 5.50%, 12/01/25	02/17/21	156	151	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	210	204	—
Kapla Holding, 3.38%, 12/15/26	02/17/21	258	250	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	203	196	—
La Financière de l'Europe, 4.00%, 05/15/24	02/17/21	204	194	—
LeasePlan Corporation N.V., 7.38% (callable at 100, 05/29/24)	02/17/21	264	255	—
Leviathan Bond Ltd, 6.13%, 06/30/25	02/24/21	392	385	0.1
Loxama, 5.75%, 07/15/27	02/18/21	207	198	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	02/17/21	356	345	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	259	253	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	208	207	—
Netflix, Inc., 3.63%, 06/15/30	02/17/21	203	192	—
New World Development Company Limited, 4.13%, 07/18/29	08/12/20	325	327	0.1
Next PLC, 3.63%, 05/18/28	09/25/18	394	448	0.1
NH Hotel Group, S.A., 3.75%, 10/01/23	11/04/20	550	575	0.1
Nidda BondCo GmbH, 5.00%, 09/30/25	02/18/21	308	296	—
Nouryon Finance B.V., 6.50%, 10/01/26	02/17/21	151	148	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	02/17/21	156	152	—
Paprec Holding, 4.00%, 03/31/25	02/17/21	208	202	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	200	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	37	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	19	—
Petróleos Mexicanos, 4.75%, 02/26/29	12/14/20	641	602	0.1
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/05/20	670	766	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	152	148	—
Playtech PLC, 4.25%, 03/07/26	02/17/21	150	145	—
Renault, 2.00%, 09/28/26	02/17/21	121	116	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	308	297	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	163	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	01/22/21	606	599	0.1
SAZKA Group a.s., 3.88%, 02/15/27	12/14/20	369	352	0.1
Schaeffler AG, 3.38%, 10/12/28	02/17/21	268	256	—
Schoeller Packaging B.V., 6.38%, 11/01/24	02/23/21	127	122	—
Scientific Games International, Inc., 5.50%, 02/15/26	02/18/21	211	204	—
SGL Carbon SE, 4.63%, 09/30/24	02/17/21	157	153	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	828	844	0.1
Smurfit Kappa Treasury Unlimited Company, 1.50%, 09/15/27	02/17/21	127	123	—
Sofima Holding S.P.A., 3.75%, 01/15/28	02/17/21	207	201	—
SoftBank Group Corp, 4.00%, 09/19/29	02/17/21	206	195	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	206	200	—
Telefonica Europe B.V., 3.88% (callable at 100, 06/22/26)	02/17/21	130	126	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	147	143	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	309	296	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	12/14/20	216	213	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	02/17/21	413	402	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,168	1,202	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	210	223	—
United Group B.V., 3.63%, 02/15/28	02/17/21	366	352	0.1
Virgin Media Vendor Financing, 4.88%, 07/15/28	02/18/21	313	305	0.1
Vivion Investments S.à r.l., 3.00%, 08/08/24	02/18/21	353	342	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	02/17/21	132	128	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	03/10/21	117	114	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	507	490	0.1
		29,532	27,687	3.4

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Hertz Corporation, (The) - 2020 DIP Delayed Draw Term Loan	156	4

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(48)	June 2021	EUR	(8,223)	(16)	1
United States 10 Year Note	(554)	June 2021		(74,400)	139	1,861
United States 10 Year Ultra Bond	(372)	June 2021		(55,244)	128	1,792
United States 5 Year Note	(351)	July 2021		(43,544)	58	231
United States Long Bond	(32)	June 2021		(5,143)	14	196
United States Ultra Bond	(297)	June 2021		(56,538)	343	2,716
					666	6,797

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.35 (Q)	5.00	12/20/25	(7,220)	657	28	28
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(10,560)	1,469	34	38
				2,126	62	66

JNL/Neuberger Berman Strategic Income Fund – Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CLP/USD	GSC	04/07/21	CLP	1,843,585	2,559	(64)
COP/USD	GSC	04/07/21	COP	7,009,820	1,914	(44)
EUR/GBP	GSC	04/20/21	GBP	(450)	(620)	(29)
INR/USD	GSC	04/07/21	INR	91,125	1,246	(7)
KRW/USD	GSC	04/07/21	KRW	690,175	610	(13)
MXN/USD	GSC	04/07/21	MXN	11,752	575	(1)
MXN/USD	GSC	04/07/21	MXN	51,775	2,533	10
MXN/USD	JPM	04/07/21	MXN	19,196	939	2
RUB/USD	GSC	04/07/21	RUB	216,272	2,860	(65)
USD/EUR	GSC	04/20/21	EUR	(2,441)	(2,863)	93
USD/EUR	SSB	04/20/21	EUR	(11,947)	(14,014)	409
USD/GBP	GSC	04/20/21	GBP	(442)	(610)	9
USD/GBP	SSB	04/20/21	GBP	(784)	(1,081)	(10)
USD/GBP	SSB	04/20/21	GBP	(759)	(1,047)	5
USD/MXN	GSC	04/07/21	MXN	(23,504)	(1,150)	(4)
ZAR/USD	GSC	04/07/21	ZAR	19,625	1,329	(15)
					(6,820)	276

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR -0.50% (Q)	GSC	06/22/21	55,508	—	505
PGIM Short Duration High Yield Opportunities Fund (E)	Federal Funds Effective Rate -0.65% (Q)	GSC	02/15/29	7,366	—	19
iShares iBoxx $ High Yield Corporate Bond ETF (E)	1M LIBOR -0.20% (M)	JPM	06/03/21	24,273	—	139
					—	663

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.1%
Mortgage-Backed Securities 35.8%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/48	261	276
4.00%, 09/01/48 - 01/01/50	4,145	4,447
2.50%, 02/01/51	23,282	23,997
Federal National Mortgage Association, Inc.
TBA, 2.00%, 05/15/36 - 06/15/51 (a)	3,800	3,839
4.00%, 03/01/47 - 03/15/52	28,735	30,824
3.50%, 03/01/48 - 02/01/50	12,388	13,108
4.50%, 10/01/48 - 04/01/49	8,503	9,232
3.00%, 03/01/50	6,523	6,849
TBA, 4.00%, 04/15/51 - 05/15/51 (a)	226,030	242,648
TBA, 2.50%, 05/15/51 (a)	109,500	112,118
TBA, 3.50%, 05/15/51 (a)	75,000	79,312
TBA, 3.00%, 06/15/51 (a)	52,700	54,872
		581,522
U.S. Treasury Note 5.3%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	39,255
2.63%, 01/31/26	16,700	18,075
1.63%, 08/15/29	28,600	28,707
		86,037
U.S. Treasury Inflation Indexed Securities 5.2%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/30 (c)	13,566	14,711
0.38%, 01/15/27 - 07/15/27 (c)	1,002	1,107
0.75%, 07/15/28 - 02/15/45 (c)	12,613	14,459
0.88%, 01/15/29 - 02/15/47 (c)	11,494	13,366
0.25%, 07/15/29 - 02/15/50 (c)	20,972	22,923
2.13%, 02/15/40 - 02/15/41 (c)	481	694
0.63%, 02/15/43 (c)	341	387
1.38%, 02/15/44 (c)	449	587
1.00%, 02/15/46 - 02/15/49 (c)	12,825	16,036
		84,270
Sovereign 4.7%
Abu Dhabi, Government of
3.88%, 04/16/50 (d)	700	756
Buenos Aires City S.A.
38.05%, (BADLAR + 5.00%), 01/23/22, ARS (e)	17,950	121
37.37%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	399
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	7,960	2,785
6.35%, 08/12/28, PEN (f)	400	125
6.35%, 08/12/28, PEN (d)	5,301	1,652
5.94%, 02/12/29, PEN (d)	2,416	731
5.94%, 02/12/29, PEN	5,932	1,792
6.95%, 08/12/31, PEN (d)	2,507	777
6.15%, 08/12/32, PEN	9,393	2,715
5.40%, 08/12/34, PEN (d)	2,628	681
5.35%, 08/12/40, PEN (d)	1,880	472
Gobierno de la Provincia de Buenos Aires
37.93%, (BADLAR + 3.83%), 05/31/22, ARS (e)	20,024	127
37.87%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	37
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (d)	200	226
6.13%, 06/01/50 (d)	200	231
Government of the Republic of Serbia
3.13%, 05/15/27, EUR (d)	554	719
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,608
4.50%, 04/03/20	700	827
Ministry of Diwan Amiri Affairs
5.10%, 04/23/48 (d)	200	251
4.40%, 04/16/50 (d)	1,200	1,387
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	300	12
Presidencia De La Nacion
34.12%, (Argentina 7-Day Leliq + 2.25%), 06/30/21, ARS (e)	2,154	14
36.12%, (BADLAR + 2.00%), 04/03/22, ARS (e)	78,491	516
34.07%, (BADLAR), 10/04/22, ARS (e)	154	1
15.50%, 10/17/26, ARS	63,437	174
1.00%, 07/09/29	563	201
0.13%, 07/09/30 - 07/09/46 (j)	17,810	5,867
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (i)	5,970	567
Saudi Arabia, Government of
4.63%, 10/04/47 (d) (k)	600	672
5.00%, 04/17/49 (d)	900	1,060
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	29,115
4.85%, 09/30/29	1,000	1,005
8.00%, 01/31/30, ZAR	10,200	631
8.25%, 03/31/32, ZAR	12,200	716
8.88%, 02/28/35, ZAR	8,800	507
8.75%, 02/28/49, ZAR	5,800	308
5.75%, 09/30/49	1,000	922
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23	400	412
5.60%, 11/14/24	2,800	2,742
4.25%, 03/13/25	4,000	3,718
4.63%, 03/31/25, EUR	1,500	1,759
7.63%, 04/26/29 (k)	2,130	2,185
5.25%, 03/13/30	3,400	3,015
5.75%, 05/11/47	800	648
		76,186
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.00%, 08/05/21, ARS (l)	60,000	609
1.10%, 04/17/22, ARS (l)	39,752	377
		986
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	344
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	34
Total Government And Agency Obligations (cost $839,268)		829,379
CORPORATE BONDS AND NOTES 32.0%
Financials 12.4%
Ally Financial Inc.
8.00%, 11/01/31	6	9
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (d) (e)	983	987
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	209
5.25%, 05/15/24 (d)	117	127
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (102, 04/14/21), EUR (f) (m) (n)	1,400	1,642
Banco Bradesco S.A.
2.85%, 01/27/23 (d)	565	576
3.20%, 01/27/25 (d)	400	408
Banco de Credito del Peru
4.65%, 09/17/24, PEN (d)	1,800	514
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (f) (m) (n)	200	239
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (m)	3,480	5,257
7.13%, (100, 06/15/25), GBP (m) (n)	600	931
7.25%, (100, 03/15/23), GBP (f) (m) (n)	2,900	4,308
7.75%, (100, 09/15/23) (m) (n)	1,700	1,855
7.88%, (100, 03/15/22) (f) (m) (n)	400	421
7.63%, 11/21/22	220	242
3.13%, 01/17/24, GBP (f)	100	145
3.25%, 02/12/27, GBP (f)	400	596
4.97%, 05/16/29 (n)	200	230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
BGC Partners, Inc.
3.75%, 10/01/24 (o)	162	170
Brookfield Financial, Inc.
4.70%, 09/20/47	56	64
BTG Pactual Holding S.A.
4.50%, 01/10/25 (d)	500	512
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (d) (o)	50	55
China Construction Bank (New Zealand) Limited
0.94%, (3 Month USD LIBOR + 0.75%), 12/20/21 (e) (f)	1,900	1,899
China Construction Bank Corporation
0.94%, (3 Month USD LIBOR + 0.75%), 09/24/21 (e) (f)	4,700	4,702
CIT Bank, National Association
2.97%, 09/27/25	350	368
CIT Group Inc.
5.00%, 08/01/23	1,496	1,622
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (f) (m) (n)	8,600	10,224
CPI Property Group
1.63%, 04/23/27, EUR (f) (o)	300	359
Credit Suisse Group AG
6.25%, (100, 12/18/24) (d) (m) (n)	200	213
7.13%, (100, 07/29/22) (f) (m) (n)	200	205
7.25%, (100, 09/12/25) (d) (m)	200	217
7.50%, (100, 07/17/23) (d) (m)	400	423
6.50%, 08/08/23 (d) (n)	1,800	1,989
6.50%, 08/08/23 (f)	200	221
DAE Funding LLC
4.50%, 08/01/22 (d)	750	755
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	10,393	10,588
3.96%, 11/26/25	6,550	7,090
Diamond Finance International Limited
6.02%, 06/15/26 (d) (o)	300	355
Equitable Holdings, Inc.
5.00%, 04/20/48	13	16
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	62
4.63%, 04/29/30	176	192
Ford Motor Credit Company LLC
1.05%, (3 Month USD LIBOR + 0.81%), 04/05/21 (e)	750	750
3.81%, 10/12/21	820	829
0.00%, (3 Month EURIBOR + 0.37%), 12/01/21, EUR (e)	600	701
3.34%, 03/28/22	2,000	2,025
3.55%, 10/07/22	928	949
3.09%, 01/09/23	1,000	1,017
1.43%, (3 Month USD LIBOR + 1.24%), 02/15/23 (e)	1,100	1,096
2.75%, 06/14/24, GBP	1,900	2,640
1.74%, 07/19/24, EUR	800	942
0.16%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (e)	100	112
5.13%, 06/16/25	1,400	1,511
3.25%, 09/15/25, EUR	1,100	1,371
2.33%, 11/25/25, EUR	1,700	2,043
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	229
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	941
HSBC Holdings PLC
4.70%, (100, 03/09/31) (m) (n)	8,400	8,275
4.75%, (100, 07/04/29), EUR (f) (m) (n)	1,060	1,370
5.88%, (100, 09/28/26), GBP (m) (n)	400	609
6.00%, (100, 09/29/23), EUR (f) (m) (n)	200	255
6.50%, (100, 03/23/28) (m) (n)	610	682
6.88%, (100, 06/01/21) (m) (n)	400	403
3.97%, 05/22/30	600	649
2.85%, 06/04/31 (n)	5,040	5,011
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.94%, (3 Month USD LIBOR + 0.75%), 12/21/21 (e) (f)	1,000	1,000
ING Groep N.V.
4.88%, (100, 05/16/29) (m)	3,424	3,484
5.75%, (100, 11/16/26) (m) (n)	800	872
6.88%, (100, 04/16/22) (f) (m) (n)	200	208
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (f) (m) (n)	8,300	11,923
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (d)	94	93
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (m) (n)	200	255
6.75%, (100, 06/27/26) (m) (n)	8,500	9,594
7.50%, (100, 06/27/24) (m) (n)	1,500	1,709
7.63%, (100, 06/27/23), GBP (f) (m) (n)	1,650	2,476
7.88%, (100, 06/27/29), GBP (f) (m) (n)	1,800	3,119
4.00%, 03/07/25, AUD (f)	400	332
Moody's Corporation
3.25%, 05/20/50	14	14
2.55%, 08/18/60	1,900	1,535
Nationwide Building Society
10.25%, GBP (m)	445	1,125
4.30%, 03/08/29 (d)	1,600	1,772
NatWest Group PLC
6.00%, (100, 12/29/25) (m) (n)	5,884	6,480
NatWest Markets PLC
8.00%, (100, 08/10/25) (m) (n)	300	352
Navient Corporation
6.63%, 07/26/21	421	429
6.50%, 06/15/22	1,199	1,260
QNB Finance Ltd
1.79%, (3 Month USD LIBOR + 1.57%), 07/18/21 (e) (f)	400	401
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (j)	116	129
8.20%, 04/06/28 (d)	243	277
Santander Holdings USA, Inc.
4.40%, 07/13/27	20	22
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (m) (n)	2,780	4,153
7.38%, (100, 06/24/22), GBP (f) (m) (n)	300	432
3.82%, 11/03/28 (n)	1,800	1,959
SLM Corporation
7.25%, 01/25/22	3,650	3,783
5.50%, 01/25/23	1,590	1,652
Societe Generale
6.75%, (100, 04/07/21), EUR (f) (m)	800	938
6.75%, (100, 04/06/28) (d) (m)	200	221
7.38%, (100, 10/04/23) (d) (m) (n)	1,400	1,485
Springleaf Finance Corporation
6.13%, 05/15/22 - 03/15/24	5,775	6,053
5.63%, 03/15/23	2,745	2,914
State Bank of India
4.00%, 01/24/22 (d)	1,550	1,587
Stichting AK Rabobank Certificaten II
0.00%, EUR (e) (f) (j) (m)	2,714	4,122
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (o)	943	1,009
5.18%, 04/24/28 (d) (o)	200	216
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (m)	287	318
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (m) (n)	3,700	3,802
2.50%, 03/22/23, EUR (f)	1,100	1,353
2.00%, 03/04/25, EUR (f)	200	247
1.75%, 03/02/26, EUR (f)	1,400	1,732
4.89%, 05/18/29 (n)	200	227
5.08%, 01/27/30 (n)	2,800	3,235
4.45%, 05/08/30 (n)	2,000	2,223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
UBS Group AG
7.13%, (100, 08/10/21) (f) (m) (n)	1,900	1,933
UniCredit S.p.A.
6.75%, (100, 09/10/21), EUR (f) (m) (n)	500	598
9.25%, (100, 06/03/22), EUR (m) (n)	300	383
7.83%, 12/04/23 (d)	6,140	7,142
Wells Fargo & Company
3.90%, (100, 03/15/26) (m)	3,300	3,324
		201,309
Communication Services 4.2%
Altice Financing S.A.
3.00%, 01/15/28, EUR (f)	2,100	2,352
Altice France Holding S.A.
8.13%, 02/01/27 (d)	300	329
AT&T Inc.
3.65%, 06/01/51	300	290
3.85%, 06/01/60	220	210
CCO Holdings, LLC
4.75%, 03/01/30 (d)	478	495
4.50%, 08/15/30 (d)	449	458
CenturyLink, Inc.
4.00%, 02/15/27 (d)	176	180
Charter Communications Operating, LLC
4.80%, 03/01/50	438	473
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	135	141
Connect Finco SARL
6.75%, 10/01/26 (d)	148	158
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,167
Intelsat (Luxembourg) S.A.
0.00%, 06/01/21 (g) (h)	618	26
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (d) (g) (h)	200	71
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	3,661	2,283
8.00%, 02/15/24 (d)	1,309	1,354
0.00%, 10/15/24 - 07/15/25 (d) (g) (h)	9,286	5,825
Level 3 Financing, Inc.
3.88%, 11/15/29 (d)	250	264
Netflix, Inc.
5.50%, 02/15/22	1,072	1,114
3.63%, 05/15/27 - 06/15/30, EUR (f)	9,311	12,758
4.63%, 05/15/29, EUR	500	727
3.88%, 11/15/29, EUR (f)	809	1,130
5.38%, 11/15/29 (d)	118	139
4.88%, 06/15/30 (d)	300	345
Sprint Corporation
7.25%, 09/15/21	5,568	5,707
6.00%, 11/15/22	100	107
7.88%, 09/15/23	13,246	15,136
7.13%, 06/15/24	1,600	1,847
7.63%, 03/01/26	47	58
Sprint Spectrum Co LLC
5.15%, 03/20/28 (d)	1,440	1,635
The Walt Disney Company
3.50%, 05/13/40	495	524
3.60%, 01/13/51	877	934
3.80%, 05/13/60	575	630
Univision Communications Inc.
5.13%, 02/15/25 (d)	635	643
9.50%, 05/01/25 (d)	205	226
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	6,439	6,546
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	1,330	1,308
6.13%, 03/01/28 (d)	236	242
		67,832
Consumer Discretionary 3.2%
AA Bond Co Limited
2.88%, 01/31/22, GBP (f) (j)	200	278
Colt Merger Sub, Inc.
5.75%, 07/01/25 (d)	4,236	4,470
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (d)	996	1,037
Expedia Group, Inc.
6.25%, 05/01/25 (d)	356	412
GLP Financing, LLC
5.25%, 06/01/25	54	61
5.30%, 01/15/29	268	301
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (d)	8,500	8,494
Hyatt Hotels Corporation
3.19%, (3 Month USD LIBOR + 3.00%), 09/01/22 (e) (o)	1,000	1,000
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (d) (p)	412	449
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (f) (o)	1,528	2,108
2.13%, 05/15/27, EUR (f)	1,400	1,752
Marriott International, Inc.
4.63%, 06/15/30 (o)	66	74
MCE Finance Limited
5.63%, 07/17/27 (d)	200	210
5.38%, 12/04/29 (d)	850	892
MGM China Holdings Limited
5.88%, 05/15/26 (d)	1,200	1,258
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	134	198
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (d)	47	47
1.11%, (3 Month USD LIBOR + 0.89%), 01/13/22 (d) (e)	26	26
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	2,121
2.65%, 03/17/26, EUR (d)	5,000	6,349
4.35%, 09/17/27 (d)	3,000	3,264
4.81%, 09/17/30 (d)	300	329
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d)	58	58
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	954	1,095
11.50%, 06/01/25 (d)	1,472	1,713
Sands China Ltd.
4.60%, 08/08/23 (o)	400	428
5.13%, 08/08/25 (o)	6,033	6,731
3.80%, 01/08/26 (o)	400	424
5.40%, 08/08/28 (o)	600	684
4.38%, 06/18/30 (o)	200	212
Staples, Inc.
7.50%, 04/15/26 (d)	27	29
The Gap, Inc.
8.63%, 05/15/25 (d)	1,442	1,615
8.88%, 05/15/27 (d)	736	860
Vail Resorts, Inc.
6.25%, 05/15/25 (d)	92	98
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (d)	2,121	1,055
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10
3.90%, 03/01/23	16	16
5.65%, 04/01/24 (j) (o)	18	20
6.00%, 04/01/27 (j) (o)	60	66
4.63%, 03/01/30 (d)	128	133
Wynn Macau, Limited
5.13%, 12/15/29 (d)	1,400	1,429
		51,806
Energy 2.8%
Aker BP ASA
3.00%, 01/15/25 (d)	150	155
3.75%, 01/15/30 (d)	200	207
Enable Midstream Partners, LP
4.95%, 05/15/28	57	63
Energy Transfer LP
5.00%, 05/15/50	197	204
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	5,369
4.95%, 03/23/27 (f)	800	874

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Gaz Finance PLC
3.00%, 06/29/27 (f)	200	196
2.95%, 01/27/29	6,400	6,033
HollyFrontier Corporation
5.88%, 04/01/26	6,200	7,027
Occidental Petroleum Corporation
1.64%, (3 Month USD LIBOR + 1.45%), 08/15/22 (e)	118	117
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (f)	12	12
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	10	10
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,600	4,774
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (i)	1,290	52
Petroleos Mexicanos
2.75%, 04/21/27, EUR (f)	100	106
Petróleos Mexicanos
6.49%, 01/23/27	180	187
6.50%, 03/13/27 - 01/23/29	5,745	5,827
5.35%, 02/12/28	2,804	2,739
6.84%, 01/23/30	2,796	2,838
5.95%, 01/28/31	1,180	1,130
7.69%, 01/23/50	270	251
6.95%, 01/28/60	1,514	1,302
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	830	931
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,481
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	716
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	69	75
5.75%, 09/30/39 (d)	744	849
Transocean Guardian Limited
5.88%, 01/15/24 (d)	28	24
Transocean Inc
7.25%, 11/01/25 (d)	150	96
7.50%, 01/15/26 (d)	259	165
8.00%, 02/01/27 (d)	340	202
Valaris PLC
0.00%, 10/01/44 (g) (h)	436	46
Western Midstream Operating, LP
2.32%, (3 Month USD LIBOR + 0.85%), 01/13/23 (e) (o)	124	122
		45,180
Utilities 2.5%
Edison International
5.75%, 06/15/27	177	207
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,906
4.25%, 08/01/23 - 03/15/46	5,580	5,842
3.40%, 08/15/24	721	765
3.50%, 06/15/25	577	610
3.45%, 07/01/25	963	1,018
2.95%, 03/01/26	690	713
3.30%, 03/15/27 - 12/01/27	1,347	1,406
3.75%, 07/01/28 (k)	975	1,032
4.55%, 07/01/30	7,254	7,865
4.50%, 07/01/40 - 12/15/41	887	896
4.45%, 04/15/42	237	235
3.75%, 08/15/42	38	35
4.60%, 06/15/43	108	109
4.75%, 02/15/44	209	214
4.30%, 03/15/45	11,143	10,797
4.00%, 12/01/46	30	28
3.95%, 12/01/47	700	646
4.95%, 07/01/50	3,529	3,626
San Diego Gas & Electric Company
3.75%, 06/01/47	6	6
Southern California Edison Company
6.65%, 04/01/29	50	60
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	20
4.88%, 03/01/49	500	582
3.65%, 02/01/50	93	92
Southern California Gas Company
5.13%, 11/15/40	194	242
Talen Energy Supply, LLC
6.63%, 01/15/28 (d)	62	62
		40,019
Industrials 2.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (d)	120	122
Avolon Holdings Funding Limited
2.88%, 02/15/25 (d)	459	459
3.25%, 02/15/27 (d)	121	120
BOC Aviation Limited
1.25%, (3 Month USD LIBOR + 1.05%), 05/03/21 (d) (e)	250	250
1.32%, (3 Month USD LIBOR + 1.13%), 09/26/23 (d) (e)	200	201
Bombardier Inc.
5.75%, 03/15/22 (d)	88	92
6.00%, 10/15/22 (d)	1,312	1,312
6.13%, 01/15/23 (d)	3,717	3,869
7.50%, 03/15/25 (d)	31	31
7.88%, 04/15/27 (d)	515	505
DAE Funding LLC
5.25%, 11/15/21 (d)	1,119	1,140
5.00%, 08/01/24 (d)	1,605	1,653
Delta Air Lines, Inc.
7.00%, 05/01/25 (d)	1,904	2,192
Empresa de Transporte de Pasajeros Metro S.A.
4.70%, 05/07/50 (d)	400	457
F-Brasile S.P.A.
7.38%, 08/15/26 (d)	100	100
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (d)	525	526
6.50%, 10/01/25 (d)	736	770
General Electric Capital Corporation
6.15%, 08/07/37	57	75
5.88%, 01/14/38	22	28
6.88%, 01/10/39	37	52
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (e) (m)	1,468	1,387
4.25%, 05/01/40	102	112
4.35%, 05/01/50	110	122
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (d)	400	397
3.95%, 02/13/50 (d)	200	192
Park Aerospace Holdings Limited
5.25%, 08/15/22 (d)	2,806	2,945
4.50%, 03/15/23 (d)	4,325	4,515
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (f)	500	530
Southwest Airlines Co.
5.25%, 05/04/25	144	164
5.13%, 06/15/27	411	473
The Boeing Company
5.04%, 05/01/27 (o)	793	905
5.15%, 05/01/30 (o)	1,285	1,480
5.71%, 05/01/40 (o)	1,929	2,356
5.81%, 05/01/50 (o)	1,497	1,886
5.93%, 05/01/60 (o)	2,230	2,853
TransDigm Inc.
5.50%, 11/15/27	114	118
Triumph Group, Inc.
5.25%, 06/01/22	36	36
6.25%, 09/15/24 (d)	121	123
		34,548
Health Care 1.5%
Centene Corporation
4.25%, 12/15/27	164	172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Community Health Systems, Inc.
6.63%, 02/15/25 (d)	11,729	12,419
8.00%, 03/15/26 (d)	1,134	1,225
5.63%, 03/15/27 (d)	4,810	5,038
4.75%, 02/15/31 (d)	1,300	1,269
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (d)	113	121
7.25%, 02/01/28 (d)	278	305
Teva Pharmaceutical Finance Netherlands II B.V.
3.25%, 04/15/22, EUR	400	475
6.00%, 01/31/25, EUR (f)	300	387
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,895
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	762
		24,068
Information Technology 1.3%
Broadcom Inc.
3.46%, 09/15/26	4,828	5,182
3.88%, 01/15/27	1,745	1,896
4.11%, 09/15/28	1,494	1,632
5.00%, 04/15/30	26	30
4.15%, 11/15/30	819	884
2.45%, 02/15/31 (d)	1,400	1,323
4.30%, 11/15/32	859	937
2.60%, 02/15/33 (d)	2,000	1,864
3.47%, 04/15/34 (d)	1,945	1,952
3.50%, 02/15/41 (d)	1,800	1,714
3.75%, 02/15/51 (d)	700	674
Citrix Systems, Inc.
3.30%, 03/01/30	192	197
Corning Incorporated
5.45%, 11/15/79	146	182
Dell International L.L.C.
6.10%, 07/15/27 (d)	700	842
Leidos, Inc.
4.38%, 05/15/30 (d)	58	64
Micron Technology, Inc.
5.33%, 02/06/29	202	237
NXP B.V.
4.30%, 06/18/29 (d)	360	403
Oracle Corporation
4.00%, 07/15/46	66	68
3.85%, 04/01/60	234	230
PTC Inc.
3.63%, 02/15/25 (d)	90	92
VMware, Inc.
4.70%, 05/15/30 (o)	29	33
Western Digital Corporation
4.75%, 02/15/26	252	278
		20,714
Real Estate 1.0%
Agree Limited Partnership
2.90%, 10/01/30	1,300	1,312
CBL & Associates Limited Partnership
0.00%, 10/15/24 - 12/15/26 (g) (h)	125	72
CSL Capital, LLC
6.00%, 04/15/23 (d)	1,000	1,016
EPR Properties
4.75%, 12/15/26	32	34
4.95%, 04/15/28	90	92
Growthpoint Properties Ltd
5.87%, 05/02/23 (d)	200	212
Hunt Companies, Inc.
6.25%, 02/15/26 (d)	28	29
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (f)	2,795	3,910
3.25%, 11/12/25, EUR (f)	3,000	3,680
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	85
Lexington Realty Trust
2.70%, 09/15/30	734	716
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	419
3.69%, 06/05/28, GBP	300	430
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	287
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	188
Physicians Realty L.P.
3.95%, 01/15/28	56	60
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	69
3.90%, 10/15/29	46	47
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	101
4.75%, 03/15/25	42	44
Store Capital Corporation
4.50%, 03/15/28	48	53
4.63%, 03/15/29	49	54
Uniti Group Inc.
7.88%, 02/15/25 (d)	3,171	3,429
6.50%, 02/15/29 (d)	507	501
		16,854
Consumer Staples 0.8%
Kraft Heinz Foods Company
3.88%, 05/15/27	1,353	1,480
4.25%, 03/01/31	5,357	5,910
5.50%, 06/01/50	4,430	5,438
		12,828
Sovereign 0.2%
Export-Import Bank of India
1.21%, (3 Month USD LIBOR + 1.02%), 03/28/22 (e)	2,600	2,595
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	208
		2,803
Materials 0.0%
Vale Overseas Ltd
6.25%, 08/10/26	370	440
6.88%, 11/21/36 - 11/10/39	420	560
		1,000
Total Corporate Bonds And Notes (cost $505,778)		518,961
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.9%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.38%, (1 Month USD LIBOR + 0.26%), 09/25/36 (e) (j)	12,656	12,392
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 0.92%, (1 Month USD LIBOR + 0.80%), 02/25/34 (e) (j)	137	136
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3 Month EURIBOR + 0.66%), 10/15/29, EUR (d) (e)	4,382	5,139
Series IV-A2R-A, 1.10%, 10/15/29, EUR (d)	465	546
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.14%, (1 Month USD LIBOR + 1.02%), 04/25/34 (e) (j)	5,733	5,639
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 0.76%, (1 Month USD LIBOR + 0.64%), 03/25/30 (e)	1,460	1,296
Alba PLC
Series 2006-D-2, 0.54%, (3 Month GBP LIBOR + 0.46%), 12/15/38, GBP (e) (f)	1,399	1,747
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (d) (e)	8,070	9,483
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.14%, (1 Month USD LIBOR + 2.03%), 07/25/35 (e) (j)	3,223	3,192
Series 2005-A3-38, REMIC, 0.82%, (1 Month USD LIBOR + 0.70%), 09/25/35 (e) (j)	327	295
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	981	908
Series 2005-2A3A-AR1, REMIC, 0.82%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (j)	9,938	9,041
Series 2005-1A1-59, REMIC, 0.77%, (1 Month USD LIBOR + 0.66%), 11/20/35 (e) (j)	2,298	2,111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2005-A1-81, REMIC, 0.68%, (1 Month USD LIBOR + 0.56%), 02/25/36 (e) (j)	1,054	938
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,317	2,539
Series 2006-1A1A-OA17, REMIC, 0.31%, (1 Month USD LIBOR + 0.20%), 12/20/46 (e) (j)	2,074	1,741
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,108	2,024
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 0.90%, (1 Month USD LIBOR + 0.78%), 04/25/34 (e) (j)	274	268
ASSURANT CLO I LTD
Series 2017-A-1A, 1.47%, (3 Month USD LIBOR + 1.25%), 10/22/29 (e)	2,100	2,100
Atrium XII LLC
Series AR-12A, 1.05%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	5,317	5,314
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.67%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	8,022	6,953
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 03/15/34 (e)	7,010	7,001
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.79%, (1 Month USD LIBOR + 0.68%), 02/20/35 (e) (j)	4,750	4,676
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	707	733
BBCMS Trust
Series 2018-C-RRI, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 02/15/33 (e)	353	352
Series 2018-D-RRI, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 02/15/33 (e)	400	397
Series 2018-E-RRI, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 02/15/33 (e)	2,600	2,613
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	4,606	3,303
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 10/25/35 (e) (j)	4,400	4,284
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	1,376
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.36%, (1 Month USD LIBOR + 0.24%), 07/25/36 (e) (j)	7,130	5,935
CBAM 2017-2 Ltd
Series 2017-A-2A, 1.46%, (3 Month USD LIBOR + 1.24%), 10/17/29 (e)	15,400	15,403
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.24%, (3 Month USD LIBOR + 1.02%), 04/17/31 (e)	1,100	1,100
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.27%, (1 Month USD LIBOR + 0.15%), 10/25/36 (e) (j)	7,489	6,472
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.40%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (j)	495	471
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,594	1,052
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	468	476
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,930
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	4,251	4,321
Series 2013-1A4-2, REMIC, 2.77%, 11/25/37 (e)	6,270	5,573
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	309	321
Commercial Mortgage Lease-Backed Certificates Series
Series 2001-D-CMLB, 8.09%, 06/20/31 (e)	701	702
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	7,552	7,638
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,399	1,778
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.31%, 08/26/36 (e)	2,893	2,852
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 10/26/27 (d) (e)	6,029	6,030
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.95%, 06/26/36 (e)	3,309	2,893
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	574	440
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 05/25/33 (e) (j)	225	222
Series 2006-2A4-20, REMIC, 0.35%, (1 Month USD LIBOR + 0.23%), 09/25/35 (e) (j)	14,200	12,255
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 05/25/35 (e) (j)	1,438	1,306
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.39%, (1 Month USD LIBOR + 1.28%), 07/25/34 (e) (j)	819	803
Series 2004-M4-AB2, REMIC, 1.39%, (1 Month USD LIBOR + 1.28%), 11/25/34 (e) (j)	2,153	1,720
Series 2005-MV6-7, REMIC, 1.32%, (1 Month USD LIBOR + 1.20%), 08/25/35 (e) (j)	4,000	3,881
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 04/25/46 (e) (j)	3,416	2,950
Dukinfield II PLC
Series A-2, 1.28%, (3 Month GBP LIBOR + 1.25%), 12/20/52, GBP (e) (f) (j)	2,409	3,329
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	1,352	1,369
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 01/25/36 (e) (j)	5,905	5,586
European Residential Loan Securitisation 2019-NPL1 Designated Activity Company
Series 2019-A-PL1, 0.30%, (1 Month EURIBOR + 0.85%), 03/24/63, EUR (e) (f) (j)	422	495
Eurosail PLC
Series 2007-A3A-6NCX, 0.78%, (3 Month GBP LIBOR + 0.70%), 09/13/45, GBP (e) (f)	45	60
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.63%, (3 Month GBP LIBOR + 0.55%), 06/13/45, GBP (e) (f)	11,954	14,717
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 01/25/37 (e) (j)	17,593	11,270
Galaxy XV CLO Ltd
Series 2013-AR-15A, 1.44%, (3 Month USD LIBOR + 1.20%), 10/15/30 (e)	7,000	7,001
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.81%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (j)	8,536	7,759
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 03/25/36 (e) (j)	3,587	2,159
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 8.27%, 04/28/37 (e)	22,949	8,275
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 06/25/34 (e)	5,341	4,707
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (e) (j)	2,993	2,942
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.51%, (1 Month USD LIBOR + 0.40%), 07/21/36 (e) (j)	5,084	3,360
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	364	339
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (j)	7,352	10,172
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 1.94%, (3 Month USD LIBOR + 1.76%), 05/23/39 (e)	10,626	10,629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.15%, 06/25/36 (e)	2,719	2,166
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 05/25/35 (e)	1,176	799
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.44%, (1 Month USD LIBOR + 0.32%), 10/25/36 (e) (j)	1,526	1,393
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.20%, (1 Month USD LIBOR + 1.08%), 07/25/35 (e)	9,000	8,875
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,854
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.66%, (1 Month USD LIBOR + 1.55%), 08/20/24 (e) (j)	435	438
Mansard Mortgages PLC
Series 2006-B1-1X, 1.13%, (3 Month GBP LIBOR + 1.10%), 10/15/48, GBP (e) (f)	4,515	5,988
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	3	3
Series 2019-A-2A, 3.13%, 11/15/21	316	318
Series 2019-A-1A, 3.44%, 04/16/29	467	470
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.72%, (1 Month USD LIBOR + 1.60%), 11/25/34 (e) (j)	3,271	3,324
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.02%, (1 Month USD LIBOR + 0.90%), 01/25/35 (e) (j)	8,849	8,803
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (d) (j)	1,221	1,010
MidOcean Credit CLO VI
Series 2016-AR-6A, 1.47%, (3 Month USD LIBOR + 1.25%), 01/20/29 (e)	12,700	12,689
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,910
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.26%, 07/28/48 (e)	5,913	5,942
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.45%, (3 Month USD LIBOR + 0.27%), 03/15/22 (e)	2,117	2,077
Newgate Funding PLC
Series 2007-A3-2X, 0.24%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	4,900	6,496
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.30%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (j)	44,243	20,404
OZLM Funding Ltd
Series 2012-A1R3-1A, REMIC, 1.09%, (3 Month USD LIBOR + 0.97%), 07/23/29 (e)	7,050	7,050
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.98%, (3 Month USD LIBOR + 0.80%), 02/22/28 (e)	5,257	5,253
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.09%, (3 Month USD LIBOR + 0.90%), 11/16/26 (d) (e)	112	113
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.15%, (1 Month USD LIBOR + 1.04%), 05/25/35 (e) (j)	4,461	4,004
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 0.97%, (1 Month USD LIBOR + 0.86%), 08/25/35 (e) (j)	6,543	6,212
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (e) (j)	3,440	3,440
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.37%, (1 Month USD LIBOR + 0.25%), 06/25/37 (e) (j)	1,726	1,693
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 11/25/35 (e) (j)	3,298	3,256
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (e)	1,233	1,157
Ripon Mortgages PLC
Series B1-1X, 1.26%, (3 Month GBP LIBOR + 1.20%), 08/20/56, GBP (e) (f) (j)	3,000	4,138
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 03/25/35 (e) (j)	1,588	1,537
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.76%, (1 Month USD LIBOR + 0.65%), 01/25/35 (e) (j)	558	544
Series 2005-M2-FR3, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 04/25/35 (e) (j)	1,902	1,489
Series 2006-M3-OP1, REMIC, 0.73%, (1 Month USD LIBOR + 0.62%), 10/25/35 (e) (j)	12,525	12,287
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 0.82%, (1 Month USD LIBOR + 0.71%), 10/25/35 (e) (j)	4,975	4,605
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (j)	1,328	1,300
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.96%, (1 Month USD LIBOR + 0.84%), 08/25/35 (e) (j)	8,000	7,417
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.42%, (1 Month USD LIBOR + 0.30%), 06/25/37 (e) (j)	23,651	16,514
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (d)	287	290
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 2.05%, (SONIA + 2.00%), 03/12/52, GBP (e) (f) (j)	3,200	4,457
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.32%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (j)	16,936	13,127
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 10/25/37 (e) (j)	762	755
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.11%, (3 Month USD LIBOR + 0.87%), 10/15/27 (e)	1,657	1,657
Tralee CLO V Ltd
Series 2018-A1-5A, 1.33%, (3 Month USD LIBOR + 1.11%), 10/20/28 (d) (e)	498	498
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.76%, (3 Month USD LIBOR + 1.57%), 09/20/39 (e)	2,421	2,330
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	928	932
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,635	2,908
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	156	158
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,118	1,129
Venture XXIII CLO, Limited
Series 2016-AR-23A, 1.29%, (3 Month USD LIBOR + 1.07%), 07/19/28 (e)	3,292	3,292
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.90%, (1 Month USD LIBOR + 0.78%), 06/25/45 (e) (j)	3,610	3,515
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.37%, (1 Month USD LIBOR + 0.25%), 04/25/37 (e) (j)	38,709	19,064
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 3.10%, 09/25/35 (e)	2,077	2,084
Series 2007-4A2-OA3, REMIC, 0.96%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,502	1,211
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 0.96%, (1 Month USD LIBOR + 0.85%), 12/15/31 (e) (j)	3,065	3,002
Series 2017-B-HSDB, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 12/15/31 (e) (j)	2,542	2,389
Series 2017-D-HSDB, REMIC, 1.95%, (1 Month USD LIBOR + 1.84%), 12/15/31 (e) (j)	178	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.90%, 12/25/37 (e)	1,026	986
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	585	607
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 1.15%, (3 Month USD LIBOR + 0.93%), 04/19/27 (d) (e)	681	681
Total Non-U.S. Government Agency Asset-Backed Securities (cost $519,577)		518,427
SENIOR FLOATING RATE INSTRUMENTS 3.9%
Communication Services 1.4%
Altice France S.A.
2018 Term Loan B13, 4.20%, (3 Month USD LIBOR + 4.00%), 07/13/26 (e)	2,381	2,372
Banijay Entertainment S.A.S
USD Term Loan , 3.85%, (1 Month USD LIBOR + 3.75%), 02/04/25 (e)	46	45
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.66%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	1	—
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (e)	197	188
Gray Television, Inc.
2018 Term Loan C, 2.62%, (1 Month USD LIBOR + 2.50%), 10/30/25 (e)	85	84
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (e)	4,878	4,815
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (e)	1,150	1,162
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (e)	4,153	4,215
NASCAR Holdings Inc.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/26/26 (e)	287	285
PUG LLC
USD Term Loan , 3.61%, (1 Month USD LIBOR + 3.50%), 01/31/27 (e)	97	93
Sinclair Television Group Inc.
Term Loan B2B, 2.61%, (1 Month USD LIBOR + 2.50%), 07/18/26 (e)	130	128
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (e)	322	317
Univision Communications Inc.
Term Loan C5, 2.86%, (1 Month USD LIBOR + 2.75%), 03/15/24 (e)	7,471	7,410
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (e)	560	560
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (e)	1,158	1,148
		22,822
Health Care 0.9%
Advanz Pharma Corp.
2018 USD Exit Term Loan B, 6.50%, (3 Month USD LIBOR + 5.50%), 09/06/24 (e)	463	463
Bausch Health Companies Inc.
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 11/26/25 (e)	158	156
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (e)	5,228	4,499
EyeCare Partners, LLC
2020 Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 02/05/27 (e)	157	155
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (e)	57	56
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (e)	8,205	8,104
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (e)	87	86
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/12/26 (e)	238	237
		13,756
Consumer Discretionary 0.7%
Aramark Services, Inc.
2018 Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 03/01/25 (e)	93	92
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (e)	2,860	2,816
Carnival Corporation
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (e) (q)	794	818
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (e)	3,982	3,981
PetSmart, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (e) (q)	3,600	3,592
Whatabrands LLC
2020 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/02/26 (e)	50	50
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 03/29/25 (e)	98	96
		11,445
Industrials 0.5%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (e)	77	77
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (e)	—	—
APi Group DE, Inc.
Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 09/25/26 (e)	494	491
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 01/02/25 (e)	16	16
NCI Building Systems, Inc.
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/12/25 (e)	322	321
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (e)	7,034	7,051
2020 2nd Lien PIK Term Loan, 5.00%, (3 Month USD LIBOR + 10.75%), 04/28/24 (e)	149	139
		8,095
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (3 Month USD LIBOR + 1.75%), 01/15/25 (e)	31	31
Term Loan B4, 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (e)	34	33
Ineos Finance PLC
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (e)	2,916	3,396
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e) (i)	21	17
2020 Take Back Term Loan, 4.11%, (3 Month USD LIBOR + 1.00%), 06/30/25 (e)	63	34
Westmoreland Mining Holdings
Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 03/15/22 (e)	9	9
		3,520
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.25%), 07/12/26 (e)	450	450
EUR Term Loan B2, 3.50%, (3 Month EURIBOR + 3.50%), 10/01/26, EUR (e)	2,500	2,922
		3,372

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Information Technology 0.0%
CommScope, Inc.
2019 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/07/26 (e)	295	293
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.86%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	133	131
SS&C Technologies Inc.
2018 Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	191	188
		612
Real Estate 0.0%
Forest City Enterprises L.P.
2019 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 12/13/25 (e)	140	137
Energy 0.0%
Valaris PLC
Term Loan, 0.00%, 08/11/21 (e) (i) (q)	48	47
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (e)	58	30
		77
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (e) (q)	25	25
Total Senior Floating Rate Instruments (cost $62,861)		63,861
COMMON STOCKS 0.6%
Communication Services 0.3%
Clear Channel Outdoor Holdings, Inc. (g)	515	927
iHeartMedia, Inc. (g) (r)	91	1,489
iHeartMedia, Inc. - Class A (g)	124	2,259
		4,675
Consumer Discretionary 0.2%
NMG Parent LLC (g) (i)	32	3,090
Energy 0.1%
Noble Finance Corp. (g) (i)	44	788
Pacific Drilling S.A. (g) (r)	3	322
Westmoreland Coal Company (g) (r)	1	6
		1,116
Real Estate 0.0%
Uniti Group Inc.	55	602
Total Common Stocks (cost $8,513)		9,483
RIGHTS 0.1%
Windstream Services, LLC (g) (r)	109	2,065
Total Rights (cost $947)		2,065
SHORT TERM INVESTMENTS 7.0%
U.S. Treasury Bill 6.1%
Treasury, United States Department of
0.11%, 04/06/21 (b) (s)	1,866	1,866
0.09%, 04/08/21 (b) (s)	545	545
0.10%, 05/04/21 (b) (s)	3,691	3,691
0.06%, 05/11/21 (b) (s)	2,157	2,157
0.09%, 05/18/21 (s)	24,700	24,699
0.09%, 05/25/21 (b) (s)	4,400	4,400
0.09%, 05/27/21 (b) (s)	7,677	7,677
0.09%, 06/10/21 (b) (s)	12,600	12,600
0.09%, 06/24/21 (s)	5,000	5,000
0.05%, 07/20/21 (s)	22,800	22,799
0.00%, 08/03/21 (s)	1,866	1,866
0.06%, 08/19/21 (b) (s)	3,400	3,400
0.05%, 08/26/21 (b) (s)	4,800	4,800
0.04%, 09/23/21 (b) (s)	3,800	3,799
		99,299
Discount Notes 0.6%
FHLBanks Office of Finance
0.02%, 06/30/21 (s) (t)	9,400	9,400
Treasury Securities 0.2%
Presidencia De La Nacion
-9.51%, 05/21/21, ARS (s)	389,319	3,134
33.20%, 06/30/21, ARS (s)	13,997	88
33.35%, 07/30/21, ARS (s)	17,249	104
		3,326
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (u) (v)	1,875	1,875
Total Short Term Investments (cost $113,474)		113,900
Total Investments 126.6% (cost $2,050,418)		2,056,076
Total Securities Sold Short (1.3)% (proceeds $21,685)		(21,623)
Total Purchased Options 0.0% (cost $132)		182
Other Derivative Instruments 0.5%		7,827
Other Assets and Liabilities, Net (25.8)%		(418,143)
Total Net Assets 100.0%		1,624,319

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $495,448.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $191,095 and 11.8% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) All or a portion of the security was on loan as of March 31, 2021.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
Mortgage-Backed Securities (1.3%)
Federal National Mortgage Association, Inc.
2.00%, 04/15/51	(1,800)	(1,796)
TBA, 2.50%, 06/15/51 (a)	(19,400)	(19,827)
Total Government And Agency Obligations (proceeds $21,685)		(21,623)
Total Securities Sold Short (1.3%) (proceeds $21,685)		(21,623)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $19,878.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	271	278	—
Alba PLC, Series 2006-D-2, 0.54%, 12/15/38	02/19/20	1,721	1,747	0.1
Altice Financing S.A., 3.00%, 01/15/28	01/08/20	2,334	2,352	0.2
Banco Bilbao Vizcaya Argentaria, S.A., 8.88% (callable at 102, 04/14/21)	02/13/19	1,554	1,642	0.1
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/29/18	253	239	—
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,515	5,257	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	4,049	4,308	0.3
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	414	421	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	145	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	530	596	—
China Construction Bank (New Zealand) Limited, 0.94%, 12/20/21	12/19/19	1,897	1,899	0.1
China Construction Bank Corporation, 0.94%, 09/24/21	03/14/19	4,701	4,702	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	135	125	—
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	11/03/17	10,188	10,224	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	359	—
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	208	205	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	211	221	—
Dukinfield II PLC, Series A-2, 1.28%, 12/20/52	06/10/20	3,085	3,329	0.2
European Residential Loan Securitisation 2019-NPL1 Designated Activity Company, Series 2019-A-PL1, 0.30%, 03/24/63	06/03/20	470	495	—
Eurosail PLC, Series 2007-A3A-6NCX, 0.78%, 09/13/45	10/15/18	57	60	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.63%, 06/13/45	09/02/20	13,759	14,717	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,009	5,369	0.3
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	905	874	0.1
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	205	196	—
Gobierno de la Provincia de Buenos Aires, 37.87%, 04/12/25	09/19/19	43	37	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,370	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	234	255	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.94%, 12/21/21	12/19/19	998	1,000	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	207	208	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,002	2,108	0.1
InterContinental Hotels Group PLC, 2.13%, 05/15/27	02/19/20	1,629	1,752	0.1
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	12,254	11,923	0.7
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,961	3,910	0.3
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,755	3,680	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	220	255	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,154	2,476	0.2
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,984	3,119	0.2
Lloyds Banking Group PLC, 4.00%, 03/07/25	02/28/18	311	332	—
Mansard Mortgages PLC, Series 2006-B1-1X, 1.13%, 10/15/48	02/19/20	5,719	5,988	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,836	2,608	0.2
Netflix, Inc., 3.63%, 05/15/27	09/27/17	832	939	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	1,130	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,213	11,819	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.24%, 12/15/50	11/28/17	6,069	6,496	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	12	12	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	10	10	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	20	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	20	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	12	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	12	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	101	106	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	530	—
QNB Finance Ltd, 1.79%, 07/18/21	08/29/18	400	401	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	177	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	127	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	102	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	34	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	85	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	36	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	6	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	122	129	—
Ripon Mortgages PLC, Series B1-1X, 1.26%, 08/20/56	06/25/20	3,705	4,138	0.3
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,821	4,153	0.3
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	415	432	—
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,453	2,481	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	706	716	0.1
Societe Generale, 6.75% (callable at 100, 04/07/21)	02/03/20	883	938	0.1
Stichting AK Rabobank Certificaten II, 0.00%	09/05/19	3,855	4,122	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 2.05%, 03/12/52	01/05/21	4,369	4,457	0.3
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/25	11/19/19	332	387	—
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,268	1,353	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	226	247	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,557	1,732	0.1
UBS Group AG, 7.13% (callable at 100, 08/10/21)	12/10/19	1,927	1,933	0.1
UniCredit S.p.A., 6.75% (callable at 100, 09/10/21)	02/19/20	550	598	—
		145,348	150,671	9.3

JNL/PIMCO Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Pacific Drilling Company LLC - Term Loan	167	(5)

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2021	AUD	34,446	(199)	(42)
Italy Government BTP Bond	255	June 2021	EUR	37,859	(57)	255
United States 10 Year Note	607	June 2021		81,199	(152)	(1,720)
					(408)	(1,507)
Short Contracts
Euro Bund	(79)	June 2021	EUR	(13,517)	32	(17)
Long Gilt	(14)	June 2021	GBP	(1,816)	10	41
United States 5 Year Note	(33)	July 2021		(4,122)	5	50
United States Long Bond	(263)	June 2021		(41,597)	115	939
United States Ultra Bond	(271)	June 2021		(51,488)	313	2,378
					475	3,391

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	—
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	3
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(1)	12
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	1
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	1
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	2
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	3
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(2)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	1	(7)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	—
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(1)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(1)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	3	(17)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	7	(31)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	278,500	28	(128)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	3	(14)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	3	(14)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	210,500	21	(103)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	8	(83)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	1	(10)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	57	(540)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	10	(98)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	10	(98)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	17	(167)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	4	(40)
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(2)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	1	(17)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	2	(27)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	—
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	(1)	(24)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	(4)	(81)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	(3)	(55)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	(2)	(31)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	—	8
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	—	33
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	2	54
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	2	36
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	12	245
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	7	148
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	7	149
3M LIBOR (Q)	Receiving	0.50	(S)	06/16/26		35,800	47	557
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	76	2,517
3M LIBOR (Q)	Receiving	1.01	(S)	06/24/26		5,700	7	39
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	21	553
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	3	127
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	16	708
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	2	141
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	5	272
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	8	461
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	5	282
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	2	138
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	5	291
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	93	5,439
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	2	130
3M LIBOR (Q)	Receiving	0.75	(S)	06/16/31		33,500	40	925
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	2	112
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	3	191
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	8	498
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	39	2,446
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	14	949
3M LIBOR (Q)	Receiving	1.25	(S)	06/16/51		4,800	11	113
3M LIBOR (Q)	Paying	1.00	(S)	12/16/30		14,824	(22)	(1,322)
3M LIBOR (Q)	Paying	0.75	(S)	06/16/31		59,600	(99)	(1,053)
3M LIBOR (Q)	Paying	1.59	(S)	02/09/51		34,400	(115)	(4,949)
6M British Bankers' Association Yen LIBOR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	267	522
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(S)	03/15/29	JPY	7,500,000	178	446
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	—
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	—	—
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	—
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	1	—
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	—
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	—
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	12	141
6M EURIBOR (S)	Receiving	(0.25)	(A)	06/16/31	EUR	26,200	79	193
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	25	923
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	12	448
BRAZIBOR (A)	Receiving	2.84	(A)	01/03/22	BRL	1,200	—	2
BRAZIBOR (A)	Receiving	2.85	(A)	01/03/22	BRL	1,000	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	5,000	(1)	9
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	19,200	(5)	36
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	1,800	—	3
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	6,100	(2)	11
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	6,100	(2)	11
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	9,500	(2)	17
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	23,500	(6)	42
BRAZIBOR (A)	Receiving	2.88	(A)	01/03/22	BRL	5,000	(1)	9
BRAZIBOR (A)	Receiving	2.89	(A)	01/03/22	BRL	7,300	(2)	13
BRAZIBOR (A)	Receiving	3.36	(A)	01/03/22	BRL	28,400	(7)	52
BRAZIBOR (A)	Paying	3.06	(A)	01/03/22	BRL	114,100	30	(157)
BRAZIBOR (A)	Paying	3.70	(A)	01/03/22	BRL	1,055,500	275	(728)
BRAZIBOR (A)	Paying	3.98	(A)	01/03/22	BRL	56,200	15	(33)
BRAZIBOR (A)	Paying	4.04	(A)	01/03/22	BRL	500	—	—
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	12	(32)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	11	(29)
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	4	(10)
Sterling Overnight Index Average Rate (Q)	Receiving	0.75	(A)	09/15/51	GBP	2,200	44	54
							1,305	10,609

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	1.00	12/20/25	(500)	9	—	2
AT&T Inc. (Q)	1.00	06/20/26	(1,000)	15	—	—
CDX.EM.28.V2 (Q)	1.00	12/20/22	(19,655)	(78)	—	20
CDX.EM.29 (Q)	1.00	06/20/23	(3,854)	(23)	—	6
CDX.EM.30 (Q)	1.00	12/20/23	(10,528)	(112)	3	21
CDX.EM.31 (Q)	1.00	06/20/24	(4,888)	(52)	1	11
CDX.EM.32.V3 (Q)	1.00	12/20/24	(1,395)	(20)	1	3
CDX.EM.34 (Q)	1.00	12/20/25	(4,500)	(219)	14	(32)
CDX.EM.35 (Q)	1.00	06/20/26	(3,300)	(138)	9	(18)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(5,980)	547	16	164
CDX.NA.HY.35 (Q)	5.00	12/20/25	(39,300)	3,575	198	(28)
CDX.NA.HY.36 (Q)	5.00	06/20/26	(31,900)	2,847	92	93
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	3
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(4,290)	133	4	21
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(7,800)	(680)	17	134
				5,807	355	400

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 06/28/52	DUB	Call	103.50	06/24/22	600,000	5
3M LIBOR, 06/28/52	DUB	Put	103.50	06/24/22	600,000	177
						182

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.35, 12/20/25	CGM	Put	80.00	05/19/21		35,000,000	(6)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	05/19/21	EUR	35,000,000	(8)
ITRAXX.EUR.34, 12/20/25	DUB	Put	75.00	05/19/21	EUR	33,000,000	(8)
							(22)
Interest Rate Swaptions
3M LIBOR, 04/14/31	CGM	Call	145.00	04/12/21		34,800,000	(3)
3M LIBOR, 04/14/31	CGM	Put	177.00	04/12/21		34,800,000	(227)
							(230)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	100.45	05/06/21	8,000,000	(26)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put	98.45	05/06/21	8,000,000	(37)
Federal National Mortgage Association, Inc., 3.00%, 05/15/51	JPM	Put	103.98	05/06/21	1,000,000	(2)
						(65)

JNL/PIMCO Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	05/17/21	AUD	2,076	1,577	(45)
BRL/USD	CIT	04/05/21	BRL	42,065	7,473	(279)
BRL/USD	CIT	05/04/21	BRL	42,065	7,460	212
CLP/USD	CIT	06/18/21	CLP	591,130	821	11
CNY/USD	CIT	06/16/21	CNY	59,749	9,066	(65)
EUR/USD	CIT	05/17/21	EUR	13,463	15,803	(183)
EUR/USD	GSC	05/17/21	EUR	1,634	1,918	(57)
GBP/USD	CIT	05/17/21	GBP	29,526	40,710	(474)
IDR/USD	CIT	06/16/21	IDR	54,150,431	3,708	6
INR/USD	CIT	06/16/21	INR	610,554	8,270	15
INR/USD	GSC	06/16/21	INR	183,894	2,491	4
INR/USD	CIT	12/15/21	INR	60,664	801	3
INR/USD	JPM	12/15/21	INR	60,439	798	(3)
MXN/USD	GSC	04/14/21	MXN	5,713	279	3
MXN/USD	CIT	08/05/21	MXN	341,469	16,478	150
PEN/USD	GSC	04/06/21	PEN	603	161	1
RUB/USD	GSC	04/22/21	RUB	437,655	5,775	(63)
RUB/USD	GSC	05/21/21	RUB	437,655	5,755	(117)
RUB/USD	GSC	06/22/21	RUB	437,655	5,731	(230)
TRY/USD	CIT	04/13/21	TRY	3,428	413	(9)
TRY/USD	GSC	04/13/21	TRY	5,601	674	(16)
TRY/USD	CSI	06/22/21	TRY	58,343	6,698	(996)
USD/AUD	CIT	05/17/21	AUD	(836)	(635)	14
USD/AUD	GSC	05/17/21	AUD	(2,700)	(2,051)	57
USD/BRL	CIT	04/05/21	BRL	(42,065)	(7,473)	(215)
USD/EUR	CIT	05/17/21	EUR	(100,349)	(117,784)	3,653
USD/EUR	GSC	05/17/21	EUR	(1,168)	(1,371)	52
USD/GBP	CIT	05/17/21	GBP	(90,058)	(124,171)	1,586
USD/GBP	GSC	05/17/21	GBP	(1,028)	(1,417)	4
USD/INR	CIT	06/16/21	INR	(60,664)	(822)	(5)
USD/INR	JPM	06/16/21	INR	(60,439)	(819)	2
USD/JPY	DUB	05/17/21	JPY	(199,900)	(1,806)	68
USD/MXN	GSC	04/14/21	MXN	(11,396)	(557)	(11)
USD/MXN	CIT	08/05/21	MXN	(12,580)	(607)	(8)
USD/PEN	GSC	04/06/21	PEN	(603)	(161)	4
USD/PEN	GSC	05/04/21	PEN	(773)	(206)	2
USD/PEN	CIT	05/05/21	PEN	(938)	(251)	4
USD/PEN	CIT	05/10/21	PEN	(5,382)	(1,438)	57
USD/PEN	CIT	06/03/21	PEN	(7,437)	(1,986)	48
USD/PEN	CIT	06/08/21	PEN	(2,250)	(601)	11
USD/PEN	CIT	06/09/21	PEN	(3,629)	(969)	12
USD/PEN	GSC	06/09/21	PEN	(366)	(98)	1
USD/PEN	CIT	06/14/21	PEN	(7,551)	(2,017)	27
USD/PEN	CIT	06/21/21	PEN	(7,019)	(1,874)	20
USD/PEN	CIT	06/23/21	PEN	(6,562)	(1,753)	38
USD/PEN	CIT	08/18/21	PEN	(1,638)	(437)	10
USD/PEN	CIT	09/07/21	PEN	(821)	(219)	5
USD/PEN	CIT	09/20/21	PEN	(4,237)	(1,131)	11
USD/ZAR	CIT	04/09/21	ZAR	(37,096)	(2,512)	(51)
USD/ZAR	CIT	04/09/21	ZAR	(41,646)	(2,820)	10
USD/ZAR	CIT	05/14/21	ZAR	(84,037)	(5,664)	(191)
USD/ZAR	CIT	05/14/21	ZAR	(31,509)	(2,123)	30
USD/ZAR	CIT	05/24/21	ZAR	(15,000)	(1,009)	10
USD/ZAR	CIT	06/15/21	ZAR	(273,963)	(18,384)	(385)
USD/ZAR	CIT	02/18/22	ZAR	(5,335)	(347)	2
ZAR/USD	CIT	04/09/21	ZAR	5,135	348	(1)
					(162,305)	2,739

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	JPM	1.23	(Q)	06/24/26		19,800	(28)	171
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	19
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	20
								(28)	210

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,708)	2,329	2,282	47
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	351	(328)	679
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	70	(74)	144
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	66	(41)	107
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(45,400)	195	(1,418)	1,613
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(10,907)	48	62	(14)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,122)	235	48	187
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.81	1.00	06/20/23	(300)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(3,300)	37	(56)	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.95	1.00	12/20/23	(2,400)	27	(40)	67
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(1,500)	12	(12)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	10	7	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(7,200)	84	(55)	139
Minfin Rossii, FKU (Q)	CGM	1.44	1.00	12/20/22	(6,900)	56	(20)	76
Ministry of Finance of the Russian Federation (Q)	GSC	1.82	1.00	12/20/24	(6,000)	36	30	6
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	2	3	(1)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.97	1.00	12/20/22	(4,800)	(11)	(158)	147
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.10	1.00	06/20/23	(400)	(2)	(25)	23
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(700)	(20)	(12)	(8)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(15)	(8)	(7)
South Africa, Parliament of (Q)	CGM	3.62	1.00	06/20/23	(1,500)	(6)	(76)	70
South Africa, Parliament of (Q)	GSC	3.86	1.00	06/20/24	(600)	(12)	(25)	13
					(183,237)	3,496	81	3,415

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 86.2%
Financials 33.6%
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	200	210
4.45%, 04/03/26	600	651
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,296
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	652
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,988
1.45%, 10/02/23	1,700	1,725
8.00%, 11/01/31	500	695
Ambac LSNI, LLC
6.00%, (3 Month USD LIBOR + 5.00%), 02/12/23 (a) (b)	457	459
American Financial Group, Inc.
3.50%, 08/15/26	900	976
American International Group, Inc.
5.75%, 04/01/48	100	112
Antares Holdings LP
3.95%, 07/15/26 (a)	300	303
Arch Capital Group Ltd.
3.64%, 06/30/50	615	623
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,214
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	855
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	782
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,857
2.63%, 04/28/25, EUR (c)	500	600
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (c) (d) (e)	600	749
1.13%, 09/18/25 (e)	6,800	6,659
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	212
4.63%, 01/15/25 (a)	300	318
Banco General, S.A.
4.13%, 08/07/27 (a)	200	214
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (a) (d)	1,000	1,042
Banco Santander, S.A.
1.85%, 03/25/26	200	199
3.49%, 05/28/30 (e)	4,600	4,818
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,672
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	1,037
Bancolombia SA
4.63%, 12/18/29	1,200	1,212
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,709
5.13%, (100, 06/20/24) (d)	1,600	1,696
5.88%, (100, 03/15/28) (d)	2,400	2,630
2.46%, 10/22/25	2,100	2,201
3.82%, 01/20/28	5,000	5,506
3.42%, 12/20/28	631	677
4.27%, 07/23/29	900	1,014
3.97%, 02/07/30	10,100	11,178
1.90%, 07/23/31	400	376
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (d)	700	896
Barclays Bank PLC
3.38%, 04/02/25, EUR (c)	800	1,024
Barclays PLC
6.13%, (100, 12/15/25) (d) (e)	950	1,038
7.13%, (100, 06/15/25), GBP (d) (e)	900	1,396
7.75%, (100, 09/15/23) (d) (e)	700	764
7.88%, (100, 03/15/22) (c) (d) (e)	4,100	4,320
7.88%, (100, 09/15/22), GBP (c) (d) (e)	2,200	3,254
8.00%, (100, 06/15/24) (d) (e)	900	1,001
1.70%, 05/12/22 (e)	1,800	1,825
7.63%, 11/21/22	537	590
1.57%, (3 Month USD LIBOR + 1.38%), 05/16/24 (b) (e)	2,477	2,511
4.34%, 05/16/24 (e)	200	214
1.01%, 12/10/24	1,500	1,500
2.85%, 05/07/26 (e)	1,400	1,458
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	539
4.25%, 12/15/25 (a)	300	334
4.38%, 12/15/28 (a)	1,600	1,806
BBVA Bancomer, S.A.
6.75%, 09/30/22 (c)	329	355
6.75%, 09/30/22 (a)	1,051	1,132
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,106
4.38%, 12/15/25	700	744
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,065
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	1,015
BNP Paribas
4.63%, (100, 02/25/31) (a) (d) (f)	1,700	1,691
7.00%, (100, 08/16/28) (a) (d)	200	233
2.82%, 11/19/25 (a) (e)	5,500	5,785
4.40%, 08/14/28 (a)	900	1,022
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,363
BPCE
1.40%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	500	505
2.75%, 01/11/23 (a)	2,500	2,598
Brookfield Financial, Inc.
4.00%, 04/01/24	500	543
3.90%, 01/25/28	500	549
4.35%, 04/15/30	1,600	1,804
3.50%, 03/30/51	800	765
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	632
4.50%, 01/10/25 (a)	2,700	2,766
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	663
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,327
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	523
China Construction Bank (New Zealand) Limited
0.94%, (3 Month USD LIBOR + 0.75%), 12/20/21 (b) (c)	500	500
CI Financial Corp.
3.20%, 12/17/30	1,200	1,190
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	3,100	3,084
4.00%, (100, 12/10/25) (d)	2,000	2,017
4.70%, (100, 01/30/25) (d)	1,600	1,613
5.00%, (100, 09/12/24) (d)	2,600	2,680
5.95%, (100, 05/15/25) (d)	1,100	1,194
2.90%, 12/08/21	100	102
2.88%, 07/24/23	900	926
1.21%, (3 Month USD LIBOR + 1.02%), 06/01/24 (b)	600	607
4.08%, 04/23/29	1,200	1,333
2.98%, 11/05/30	5,800	5,999
Citizens Bank, National Association
3.75%, 02/18/26	600	660
Citizens Financial Group, Inc.
5.65%, (100, 10/06/25) (d)	1,500	1,654
3.25%, 04/30/30	300	318
CNA Financial Corporation
2.05%, 08/15/30	300	285
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (c) (d) (e)	2,200	2,615
3.75%, 07/21/26	1,000	1,093

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Credit Agricole SA
3.75%, 04/24/23 (a) (e)	250	266
1.25%, 01/26/27 (a)	700	685
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	304
Credit Suisse Group AG
6.38%, (100, 08/21/26) (a) (d)	1,100	1,169
7.13%, (100, 07/29/22) (c) (d) (e)	500	514
7.25%, (100, 09/12/25) (a) (d)	1,600	1,736
7.50%, (100, 07/17/23) (a) (d)	2,800	2,958
6.50%, 08/08/23 (a) (e)	200	221
6.50%, 08/08/23 (c)	300	331
2.59%, 09/11/25 (a) (e)	1,700	1,762
3.87%, 01/12/29 (a) (e)	700	751
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	939
3.75%, 03/26/25 (e)	800	860
4.55%, 04/17/26 (e)	700	783
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	607
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (a)	1,800	1,856
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,065
Deutsche Bank Aktiengesellschaft
4.79%, (100, 04/30/25) (c) (d)	1,400	1,333
4.25%, 10/14/21	2,200	2,241
5.00%, 02/14/22 (e)	900	932
1.38%, (3 Month USD LIBOR + 1.19%), 11/16/22 (b)	500	502
3.30%, 11/16/22	300	311
2.22%, 09/18/24 (e)	900	923
2.13%, 11/24/26	3,400	3,403
5.63%, 05/19/31, EUR (c)	1,300	1,776
3.55%, 09/18/31 (e)	7,400	7,629
Diamond Finance International Limited
5.45%, 06/15/23 (a) (g)	7,825	8,552
6.02%, 06/15/26 (a) (g)	2,900	3,428
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	468
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,330
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,834
Enel Finance International N.V.
2.75%, 04/06/23 (a) (f)	3,200	3,328
4.25%, 09/14/23 (a)	1,000	1,084
3.63%, 05/25/27 (a)	400	433
ERP Operating Limited Partnership
2.50%, 02/15/30	300	301
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (d)	2,000	2,460
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	594
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	760
4.63%, 04/29/30	1,900	2,078
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	525
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	321
3.40%, 06/15/30	1,900	1,990
2.45%, 03/15/31	300	290
First American Financial Corporation
4.30%, 02/01/23	650	687
4.60%, 11/15/24	200	222
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,652
Ford Motor Credit Company LLC
3.09%, 01/09/23	2,500	2,543
3.10%, 05/04/23	200	204
5.58%, 03/18/24	300	324
4.54%, 03/06/25, GBP	100	147
5.13%, 06/16/25	200	216
3.25%, 09/15/25, EUR	100	125
2.39%, 02/17/26, EUR	600	722
Freedom Mortgage Corporation
8.13%, 11/15/24 (a)	100	104
8.25%, 04/15/25 (a)	100	104
7.63%, 05/01/26 (a)	1,500	1,571
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400	432
4.40%, 05/15/30 (a)	7,500	8,504
4.55%, 05/15/32 (a)	4,000	4,599
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	915
General Motors Financial Company, Inc.
1.78%, (3 Month USD LIBOR + 1.55%), 01/14/22 (b)	200	202
1.51%, (3 Month USD LIBOR + 1.31%), 06/30/22 (b)	400	404
Globe Life Inc.
2.15%, 08/15/30	2,100	2,017
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	379	593
High Street Funding Trust I
4.11%, 02/15/28	100	111
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (e)	1,300	1,681
5.88%, (100, 09/28/26), GBP (d) (e)	1,900	2,891
6.38%, (100, 09/17/24) (d) (e)	600	652
6.50%, (100, 03/23/28) (d) (e)	2,300	2,573
6.88%, (100, 06/01/21) (d) (e)	600	605
3.60%, 05/25/23	800	851
2.63%, 11/07/25 (e)	1,200	1,252
4.30%, 03/08/26	725	812
3.90%, 05/25/26 (e)	600	662
1.56%, (3 Month USD LIBOR + 1.38%), 09/12/26 (b) (e)	500	515
4.29%, 09/12/26 (e)	900	996
4.04%, 03/13/28 (e)	200	219
3.00%, 07/22/28, GBP (e)	700	1,033
4.58%, 06/19/29 (e)	1,100	1,234
3.97%, 05/22/30	6,700	7,252
2.85%, 06/04/31 (e)	2,500	2,486
2.36%, 08/18/31 (e)	2,600	2,488
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (g)	900	930
3.50%, 02/11/23 - 07/26/26 (a) (g)	1,200	1,271
3.13%, 07/26/24 (a) (g)	500	529
India Green Power Holdings
4.00%, 02/22/27 (a)	2,800	2,801
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
0.94%, (3 Month USD LIBOR + 0.75%), 12/21/21 (b) (c)	800	800
ING Groep N.V.
5.75%, (100, 11/16/26) (d) (e)	700	763
6.88%, (100, 04/16/22) (c) (d) (e)	600	625
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,251
1.85%, 09/15/32	3,300	3,032
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (c) (d) (e)	600	862
5.71%, 01/15/26 (a)	875	980
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,352
JAB Holdings B.V.
2.20%, 11/23/30 (a)	2,050	1,931
Jefferies Finance LLC
6.25%, 06/03/26 (a)	200	211
JPMorgan Chase & Co.
3.68%, (3 Month USD LIBOR + 3.47%), (100, 04/30/21) (b) (d)	537	536
4.00%, (100, 04/01/25) (d)	4,700	4,651
4.60%, (100, 02/01/25) (d)	2,900	2,930
5.00%, (100, 08/01/24) (d)	700	724
5.15%, (100, 05/01/23) (d)	800	826
6.10%, (100, 10/01/24) (d)	900	972

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
3.56%, 04/23/24	235	249
3.22%, 03/01/25	1,380	1,472
2.30%, 10/15/25	2,800	2,922
3.78%, 02/01/28	7,000	7,719
2.74%, 10/15/30	11,100	11,284
1.95%, 02/04/32	1,800	1,709
KWG Group Holdings Limited
6.00%, 09/15/22 (c)	400	406
Lazard Group LLC
3.75%, 02/13/25	300	325
4.50%, 09/19/28	1,200	1,359
4.38%, 03/11/29	278	309
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,583
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,200	2,522
7.63%, (100, 06/27/23), GBP (c) (d) (e)	1,000	1,501
0.99%, (3 Month USD LIBOR + 0.80%), 06/21/21 (b) (e)	400	401
4.05%, 08/16/23 (e)	1,600	1,726
4.45%, 05/08/25 (e)	800	894
4.58%, 12/10/25	400	446
2.44%, 02/05/26 (e)	600	621
Mitsubishi UFJ Financial Group Inc
1.08%, (3 Month USD LIBOR + 0.86%), 07/26/23 (b)	300	304
2.80%, 07/18/24	1,800	1,908
1.41%, 07/17/25	9,800	9,792
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	717
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	700
1.06%, (3 Month USD LIBOR + 0.88%), 09/11/22 (b) (g)	800	808
1.03%, (3 Month USD LIBOR + 0.85%), 09/13/23 (b)	2,200	2,226
2.87%, 09/13/30	4,400	4,494
1.98%, 09/08/31	1,900	1,799
Moody's Corporation
4.88%, 02/15/24	290	321
3.25%, 05/20/50	1,000	976
Morgan Stanley
5.88%, (100, 09/15/26) (d)	1,000	1,125
3.13%, 01/23/23	3,400	3,561
0.74%, (3 Month CIDOR + 0.30%), 02/03/23, CAD (b)	2,200	1,753
1.79%, 02/13/32	1,500	1,400
2.80%, 01/25/52	2,400	2,199
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	850
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,336
Multibank, Inc.
4.38%, 11/09/22 (a)	200	205
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	2,332
Nasdaq, Inc.
2.50%, 12/21/40 (g)	1,500	1,320
National Securities Clearing Corporation
1.20%, 04/23/23 (a)	1,400	1,421
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	832
Nationwide Building Society
10.25%, GBP (d)	535	1,353
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	514
Navient Corporation
6.50%, 06/15/22	200	210
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	708
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	613
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,241
1.85%, 07/16/25	1,300	1,298
3.10%, 01/16/30	1,800	1,826
Nordea Bank ABP
6.63%, (100, 03/26/26) (a) (d)	300	344
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	524
NTT Finance Corporation
1.90%, 07/21/21 (c)	2,050	2,059
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	556
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	3,371
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	390
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,200	1,374
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	616
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,797
Principal Financial Group, Inc.
3.70%, 05/15/29	100	110
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,096
3.40%, 01/15/30 (a)	700	721
Radian Group Inc.
6.63%, 03/15/25	500	561
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	668
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	842
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	279	309
9.25%, 07/06/24 (a) (h)	116	129
9.75%, 01/06/27 (a) (h)	151	177
8.20%, 04/06/28 (a)	582	665
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,147
3.50%, 06/07/24	600	642
3.24%, 10/05/26	2,200	2,323
4.40%, 07/13/27	100	111
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (c) (d) (e)	295	425
3.40%, 06/01/21 (e)	500	502
3.75%, 11/15/21 (e)	2,100	2,144
1.63%, 02/12/23 (a)	5,400	5,525
2.88%, 06/18/24 (e)	399	425
4.80%, 11/15/24 (e)	532	584
4.75%, 09/15/25 (a)	600	665
1.53%, 08/21/26 (e)	2,100	2,077
SB Capital S.A.
6.13%, 02/07/22 (c)	1,500	1,558
5.13%, 10/29/22 (c)	6,100	6,382
5.25%, 05/23/23 (c)	600	634
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	748
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	924
5.10%, 07/16/23 (a)	1,900	1,935
SLM Corporation
7.25%, 01/25/22	100	104
5.13%, 04/05/22	400	411
4.20%, 10/29/25	500	525
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,706
3.00%, 07/15/22 (a)	800	820
3.55%, 04/15/24 (a)	1,100	1,169
Societe Generale
1.49%, 12/14/26 (a)	900	883
Standard Chartered PLC
4.75%, (100, 01/14/31) (a) (d)	800	796
3.79%, 05/21/25 (a)	1,000	1,077
2.82%, 01/30/26 (a)	1,600	1,664
3.27%, 02/18/36 (a)	700	680

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
State Bank of India
3.25%, 01/24/22 (c)	700	713
State Street Corporation
5.63%, (100, 12/15/23) (d) (f)	400	421
Stichting AK Rabobank Certificaten II
0.00%, EUR (b) (c) (d) (h)	630	957
Stifel Financial Corp.
4.00%, 05/15/30	900	972
Sumitomo Mitsui Financial Group, Inc.
1.36%, (3 Month USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,307
1.00%, (3 Month USD LIBOR + 0.78%), 07/12/22 (b)	500	504
1.47%, 07/08/25	3,900	3,906
3.04%, 07/16/29	4,300	4,483
2.13%, 07/08/30	2,700	2,612
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (a)	1,700	1,673
SVB Financial Group
4.10%, (100, 02/15/31) (d)	1,200	1,200
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	216
Synchrony Financial
3.95%, 12/01/27	2,900	3,125
Syngenta Finance N.V.
3.93%, 04/23/21 (a) (g)	300	300
3.13%, 03/28/22	1,200	1,217
4.44%, 04/24/23 (a) (g)	200	210
4.89%, 04/24/25 (a) (g)	200	214
5.18%, 04/24/28 (a) (g)	1,900	2,053
Synovus Bank
2.29%, 02/10/23	4,500	4,552
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (d)	800	867
2.80%, 05/04/26	1,800	1,921
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e)	500	533
The Blackstone Group Inc.
2.50%, 01/10/30 (a)	5,700	5,798
5.00%, 06/15/44 (a)	300	374
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	700	696
5.00%, (100, 12/01/27) (d)	900	931
5.38%, (100, 06/01/25) (d)	2,400	2,660
The Depository Trust & Clearing Corporation
3.35%, (3 Month USD LIBOR + 3.17%), (100, 06/15/21) (a) (b) (d)	250	246
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	546
The Goldman Sachs Group, Inc.
0.93%, (3 Month USD LIBOR + 0.75%), 02/23/23 (b)	600	604
3.50%, 01/23/25	600	648
1.09%, 12/09/26	800	783
1.97%, (3 Month USD LIBOR + 1.75%), 10/28/27 (b)	4,100	4,296
3.69%, 06/05/28	400	437
4.22%, 05/01/29	2,400	2,690
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	493
The PNC Financial Services Group, Inc.
2.55%, 01/22/30	3,100	3,146
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (d) (e)	7,199	7,397
2.00%, 03/08/23, EUR	200	239
6.00%, 12/19/23	1,000	1,131
1.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (b) (e)	1,801	1,841
4.52%, 06/25/24 (e)	1,100	1,188
4.27%, 03/22/25 (e)	1,400	1,521
1.75%, 03/02/26, EUR (c)	600	742
5.08%, 01/27/30 (e)	200	231
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,400	1,531
UBS AG
7.63%, 08/17/22	2,403	2,622
5.13%, 05/15/24 (c)	900	992
UBS Group AG
4.38%, (100, 02/10/31) (a) (d)	2,600	2,561
7.13%, (100, 08/10/21) (c) (d) (e)	4,528	4,607
3.13%, 08/13/30 (a) (e)	400	418
2.10%, 02/11/32 (a)	1,600	1,516
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a) (e)	250	279
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,684
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (d)	1,400	1,941
6.57%, 01/14/22 (a)	500	521
7.83%, 12/04/23 (a)	1,200	1,396
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (a)	300	414
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	1,362
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	1,900	1,846
Volkswagen Group of America, Inc.
1.05%, (3 Month USD LIBOR + 0.86%), 09/24/21 (a) (b)	900	903
1.14%, (3 Month USD LIBOR + 0.94%), 11/12/21 (a) (b)	500	503
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (c)	700	839
Wells Fargo & Company
1.44%, (3 Month USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,422
3.30%, 09/09/24	950	1,027
3.55%, 09/29/25	900	981
2.41%, 10/30/25	2,700	2,820
2.16%, 02/11/26	6,600	6,808
3.20%, 06/17/27	800	858
3.58%, 05/22/28	4,800	5,236
2.39%, 06/02/28	7,200	7,378
Wells Fargo Bank, National Association
0.81%, (3 Month USD LIBOR + 0.62%), 05/27/22 (b)	250	250
2.90%, 05/27/22	350	351
3.55%, 08/14/23	1,000	1,070
Willis North America Inc.
2.95%, 09/15/29	5,500	5,700
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	636
4.50%, 03/04/29 (a)	2,000	2,180
XLIT Ltd
4.45%, 03/31/25	400	446
		578,030
Communication Services 8.0%
21Vianet Group, Inc.
7.88%, 10/15/21 (c)	500	508
Activision Blizzard, Inc.
3.40%, 09/15/26	900	983
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	200	208
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	343
AMC Networks, Inc.
4.25%, 02/15/29	2,200	2,139
AT&T Inc.
2.75%, 06/01/31	5,100	5,085
2.55%, 12/01/33 (a)	1,785	1,695
3.50%, 06/01/41	5,900	5,818
3.80%, 12/01/57 (a)	602	572
3.65%, 09/15/59 (a)	2,681	2,456
Baidu, Inc.
4.38%, 05/14/24	200	219
1.72%, 04/09/26	1,000	997
4.88%, 11/14/28	1,100	1,264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CC Holdings GS V LLC
3.85%, 04/15/23	200	213
CCO Holdings, LLC
4.75%, 03/01/30 (a)	3,000	3,110
4.50%, 08/15/30 (a)	2,800	2,853
4.25%, 02/01/31 (a)	2,800	2,806
4.50%, 05/01/32 (a)	1,100	1,114
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,962
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,642
3.75%, 02/15/28	300	325
5.05%, 03/30/29	100	115
2.80%, 04/01/31	200	197
5.38%, 05/01/47	400	465
5.75%, 04/01/48	300	365
4.80%, 03/01/50	2,000	2,159
3.85%, 04/01/61	4,800	4,399
Comcast Corporation
2.35%, 01/15/27	200	209
3.30%, 02/01/27	400	436
2.65%, 02/01/30	2,000	2,050
3.75%, 04/01/40	5,800	6,366
4.50%, 01/15/43	500	596
4.60%, 08/15/45	400	482
3.40%, 07/15/46	1,200	1,241
4.70%, 10/15/48	4,500	5,567
4.00%, 11/01/49	300	335
2.80%, 01/15/51	1,750	1,595
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	855
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	432
Discovery Communications, LLC
3.45%, 03/15/25	100	107
Electronic Arts Inc.
1.85%, 02/15/31	4,800	4,535
Expedia Group, Inc.
3.80%, 02/15/28	500	531
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	2,018
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,371
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,700	1,887
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	209
Netflix, Inc.
3.63%, 05/15/27 - 06/15/30, EUR (c)	3,000	4,046
4.63%, 05/15/29, EUR	1,600	2,327
3.88%, 11/15/29, EUR (c)	1,400	1,955
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (i)	400	422
RELX Capital Inc.
3.50%, 03/16/23	200	211
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)	300	295
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,605
4.50%, 09/15/42	300	319
Sprint Corporation
7.25%, 09/15/21	1,600	1,640
7.88%, 09/15/23	2,700	3,085
7.13%, 06/15/24	200	231
TEGNA Inc.
4.63%, 03/15/28	1,100	1,120
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	213
3.98%, 04/11/29 (a)	3,400	3,699
3.98%, 04/11/29 (c)	900	978
2.39%, 06/03/30 (c)	900	867
3.24%, 06/03/50 (a)	1,100	1,013
The Interpublic Group of Companies, Inc.
3.38%, 03/01/41	2,600	2,523
The Walt Disney Company
1.75%, 01/13/26	4,250	4,347
2.00%, 09/01/29	3,200	3,156
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	145
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	2,800	2,773
2.55%, 02/15/31 (a)	5,000	4,886
2.88%, 02/15/31	1,500	1,450
3.30%, 02/15/51 (a)	3,500	3,265
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	912
Verizon Communications Inc.
0.80%, (SOFR + 0.79%), 03/20/26 (b)	9,600	9,656
2.10%, 03/22/28	1,200	1,205
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	241
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,671
		137,090
Real Estate 7.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	573
2.75%, 12/15/29	2,600	2,657
3.00%, 05/18/51	1,100	1,000
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,562
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,109
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,319
American Tower Corporation
3.50%, 01/31/23	750	790
3.00%, 06/15/23	600	631
2.95%, 01/15/25 - 01/15/51	2,400	2,427
4.00%, 06/01/25	1,000	1,097
2.75%, 01/15/27	1,900	1,982
3.13%, 01/15/27	400	425
3.80%, 08/15/29	700	761
2.90%, 01/15/30	3,900	3,978
1.88%, 10/15/30	1,600	1,497
3.70%, 10/15/49	2,100	2,131
Boston Properties Limited Partnership
2.90%, 03/15/30	300	304
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	211
3.90%, 03/15/27	700	761
CBL & Associates Limited Partnership
0.00%, 12/15/26 (j) (k)	1,600	917
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (c)	400	424
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	718
Corporate Office Properties Trust
2.25%, 03/15/26	400	408
Crown Castle International Corp.
3.15%, 07/15/23	3,000	3,169
3.80%, 02/15/28	900	980
4.30%, 02/15/29	1,800	2,015
2.25%, 01/15/31	3,800	3,643
4.00%, 11/15/49	1,501	1,557
4.15%, 07/01/50	1,100	1,181
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,482
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	1,028
4.75%, 12/15/26	200	210
Equinix, Inc.
2.63%, 11/18/24	600	632
3.20%, 11/18/29	600	622
2.15%, 07/15/30	1,700	1,615
Essex Portfolio, L.P.
3.50%, 04/01/25	900	973

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
2.65%, 03/15/32	1,500	1,473
Federal Realty Investment Trust
1.25%, 02/15/26 (f)	1,200	1,186
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,162
Goodman HK Finance
4.38%, 06/19/24 (c)	300	325
Greenland Global Investment Ltd.
6.25%, 12/16/22 (c)	900	866
Healthcare Trust of America Holdings, LP
2.00%, 03/15/31	900	838
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	762
3.05%, 02/15/30	400	403
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	212
4.00%, 06/15/25	300	319
4.50%, 02/01/26	100	109
3.50%, 09/15/30 (g)	3,400	3,413
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	2,300	2,315
Kaisa Group Holdings Ltd.
7.88%, 06/30/21 (c)	900	903
11.25%, 04/09/22	300	310
8.50%, 06/30/22 (c)	800	815
10.88%, 07/23/23 (c)	2,000	2,081
9.75%, 09/28/23 (c)	900	916
11.95%, 11/12/23 (c)	1,200	1,260
9.38%, 06/30/24 (c)	800	768
Kilroy Realty, L.P.
4.38%, 10/01/25	300	330
3.05%, 02/15/30	7,300	7,342
KWG Group Holdings Limited
7.88%, 09/01/23 (c)	600	619
5.88%, 11/10/24 (c)	200	203
Life Storage LP
2.20%, 10/15/30	1,000	948
Mack Cali Realty LP
4.50%, 04/18/22	500	507
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	400	441
3.88%, 02/15/29 (a)	2,500	2,494
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	54
3.75%, 06/15/24	100	108
3.95%, 03/15/29	600	663
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	982
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,765
National Health Investors, Inc.
3.00%, 02/01/31	900	847
New Metro Global Limited
6.50%, 04/23/21 (c)	1,500	1,504
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	766
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	177
3.25%, 04/15/33	3,600	3,458
Physicians Realty L.P.
4.30%, 03/15/27	995	1,092
3.95%, 01/15/28	200	213
ProLogis, L.P.
2.25%, 04/15/30	800	790
PulteGroup, Inc.
5.00%, 01/15/27	300	346
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	105
Regency Centers, L.P.
2.95%, 09/15/29	300	305
3.70%, 06/15/30	900	965
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,090
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,533
3.13%, 02/01/29 (a)	300	288
Seazen Group Limited
6.00%, 08/12/24	2,300	2,426
Service Properties Trust
4.50%, 06/15/23	200	203
4.95%, 02/15/27 (f)	300	297
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	517
Spirit Realty, L.P.
4.45%, 09/15/26	200	222
4.00%, 07/15/29	500	541
3.20%, 02/15/31	600	603
Store Capital Corporation
4.63%, 03/15/29	200	222
2.75%, 11/18/30	900	881
Sunac China Holdings Limited
6.50%, 07/09/23 (c)	1,400	1,438
7.50%, 02/01/24 (c)	400	420
6.65%, 08/03/24 (c)	400	409
7.00%, 07/09/25 (c)	1,200	1,230
Times China Holdings Limited
7.63%, 02/21/22 (c)	400	405
UDR, Inc.
3.00%, 08/15/31	2,700	2,753
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (c)	800	862
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,009
Vereit Operating Partnership, L.P.
4.88%, 06/01/26	2,600	2,980
3.95%, 08/15/27	400	440
3.10%, 12/15/29	150	153
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,086
4.25%, 10/01/26	700	786
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,255
8.50%, 01/15/25	500	629
4.00%, 11/15/29 - 04/15/30	6,100	6,763
7.38%, 03/15/32	1,600	2,242
Yango Justice International Limited
10.25%, 03/18/22 (c)	400	407
7.50%, 04/15/24 (c)	200	195
Yanlord Land (HK) Co., Limited
5.88%, 01/23/22 (c)	200	203
6.80%, 02/27/24 (c)	600	631
		130,368
Consumer Discretionary 6.7%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	11,100	11,108
Alibaba Group Holding Limited
3.60%, 11/28/24	300	325
2.13%, 02/09/31	3,600	3,420
Amazon.com, Inc.
3.80%, 12/05/24	100	111
5.20%, 12/03/25	100	118
Aptiv PLC
4.35%, 03/15/29	800	900
AutoNation, Inc.
4.75%, 06/01/30 (g)	700	807
Azul Investments LLP
5.88%, 10/26/24 (a)	100	88
Bacardi Limited
2.75%, 07/15/26 (a)	300	311
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (a) (i)	200	207
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	400	422
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,774
eBay Inc.
1.90%, 03/11/25	1,200	1,231
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	700	746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,854
2.95%, 03/15/31 (a)	1,650	1,630
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	421
Ford Motor Credit Company LLC
4.54%, 08/01/26	1,000	1,058
GLP Financing, LLC
3.35%, 09/01/24	400	423
5.25%, 06/01/25	400	449
5.75%, 06/01/28	300	346
5.30%, 01/15/29	700	786
4.00%, 01/15/31	2,400	2,477
Hasbro, Inc.
3.55%, 11/19/26	4,400	4,750
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (a)	650	644
4.00%, 05/01/31 (a)	1,350	1,349
3.63%, 02/15/32 (a)	400	388
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	417
Hyatt Hotels Corporation
5.38%, 04/23/25 (g)	2,450	2,749
5.75%, 04/23/30 (g)	500	584
Hyundai Capital America
1.15%, 11/10/22 (a)	1,300	1,306
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (i)	100	109
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	7,085
2.90%, 06/25/25	200	205
3.50%, 08/18/26	800	833
Marriott International, Inc.
5.75%, 05/01/25 (g)	2,000	2,292
4.63%, 06/15/30 (g)	200	224
3.50%, 10/15/32 (g)	1,900	1,964
McDonald's Corporation
3.63%, 09/01/49	400	416
MCE Finance Limited
5.25%, 04/26/26 (a)	500	518
5.63%, 07/17/27 (a)	200	210
5.75%, 07/21/28 (a)	1,900	2,024
5.38%, 12/04/29 (a)	2,100	2,203
MGM China Holdings Limited
5.38%, 05/15/24 (a)	300	309
5.25%, 06/18/25 (a)	800	831
5.88%, 05/15/26 (a)	1,700	1,782
MGM Resorts International
5.50%, 04/15/27	66	71
Newell Brands Inc.
4.35%, 04/01/23 (g) (h)	1,300	1,371
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,910
2.65%, 07/13/22 (a)	2,705	2,762
2.60%, 09/28/22 (a)	2,050	2,101
0.83%, (3 Month USD LIBOR + 0.64%), 03/08/24 (a) (b)	2,300	2,301
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,100	1,151
4.35%, 09/17/27 (a)	300	326
4.81%, 09/17/30 (a)	600	657
NVR, Inc.
3.00%, 05/15/30	4,400	4,510
PetSmart, Inc.
4.75%, 02/15/28 (a)	450	460
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	1,137
QVC, Inc.
4.38%, 03/15/23	900	947
4.85%, 04/01/24	200	216
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	4,063
5.13%, 08/08/25 (g)	5,200	5,801
3.80%, 01/08/26 (g)	800	848
5.40%, 08/08/28 (g)	900	1,026
SES
3.60%, 04/04/23 (a)	2,007	2,112
Station Casinos LLC
4.50%, 02/15/28 (a)	300	299
Studio City Finance Limited
6.50%, 01/15/28 (a)	1,100	1,180
5.00%, 01/15/29 (a)	500	502
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (a)	1,900	2,040
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	1,036
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a)	900	943
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	405
5.50%, 01/15/26 - 10/01/27 (c)	1,200	1,248
5.50%, 01/15/26 - 10/01/27 (a)	3,400	3,547
5.63%, 08/26/28 (a)	4,000	4,177
		115,351
Utilities 6.4%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	4,130
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	533
Ameren Illinois Company
3.25%, 03/15/50	300	301
American Electric Power Company, Inc.
1.00%, 11/01/25	2,000	1,957
Arizona Public Service Company
3.50%, 12/01/49	400	411
2.65%, 09/15/50	700	619
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,373
Black Hills Corporation
2.50%, 06/15/30	1,400	1,376
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,320
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,844
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	734
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a)	1,800	1,801
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	3,000	2,884
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,391
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	631
DTE Electric Company
2.25%, 03/01/30	1,400	1,399
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	52
3.62%, 08/01/27 (a)	1,200	1,299
2.53%, 10/01/30 (a)	200	192
Entergy Corporation
1.90%, 06/15/28	2,600	2,539
2.80%, 06/15/30	2,600	2,623
Entergy Texas, Inc.
1.75%, 03/15/31	700	650
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	989
Eversource Energy
3.45%, 01/15/50	2,400	2,401
Exelon Corporation
3.95%, 06/15/25	500	546
4.45%, 04/15/46	200	229
FirstEnergy Corp.
4.40%, 07/15/27 (g) (h)	2,000	2,158
Georgia Power Company
3.70%, 01/30/50	400	411
3.25%, 03/15/51	2,300	2,212
Ipalco Enterprises Inc
3.70%, 09/01/24	503	544

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,564
Mississippi Power Company
3.95%, 03/30/28	2,600	2,872
Monongahela Power Company
5.40%, 12/15/43 (a)	106	130
National Fuel Gas Company
2.95%, 03/01/31	900	864
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,590
Nevada Power Company
2.40%, 05/01/30	1,200	1,199
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	800	863
3.50%, 04/01/29	500	539
2.75%, 11/01/29	2,800	2,866
5.65%, 05/01/79	800	914
NiSource Inc.
2.95%, 09/01/29	700	719
Pacific Gas And Electric Company
1.57%, (3 Month USD LIBOR + 1.38%), 11/15/21 (b)	3,300	3,305
3.25%, 06/15/23	800	833
3.45%, 07/01/25	450	476
3.15%, 01/01/26 (f)	1,200	1,250
3.30%, 03/15/27 - 08/01/40	5,300	5,200
3.75%, 07/01/28	250	265
4.65%, 08/01/28 (f)	200	220
4.55%, 07/01/30	2,300	2,493
2.50%, 02/01/31	1,800	1,692
4.60%, 06/15/43	600	604
4.30%, 03/15/45	200	194
4.25%, 03/15/46	1,200	1,159
4.95%, 07/01/50	500	514
PECO Energy Company
3.00%, 09/15/49	800	766
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (a)	1,100	1,083
Puget Energy, Inc.
4.10%, 06/15/30	900	978
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	742
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	3,949
4.10%, 06/15/49	200	225
Sempra Energy
3.55%, 06/15/24	200	215
3.75%, 11/15/25	200	219
3.40%, 02/01/28	800	861
Southern California Edison Company
0.00%, (SOFR + 0.64%), 04/03/23 (b)	2,900	2,903
0.00%, (SOFR + 0.83%), 04/01/24 (b)	2,600	2,604
3.70%, 08/01/25	1,100	1,200
6.05%, 03/15/39	400	514
3.60%, 02/01/45	400	392
4.00%, 04/01/47	1,100	1,133
4.13%, 03/01/48	5,000	5,246
Southern California Gas Company
2.55%, 02/01/30	1,600	1,616
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,920
State Grid Overseas Investment Limited
1.63%, 08/05/30 (c)	600	550
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,301
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	2,946
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	578
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	745
The Southern Company
2.95%, 07/01/23	200	209
4.25%, 07/01/36	400	450
5.50%, 03/15/57	200	205
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,157
		109,581
Industrials 6.2%
3M Company
3.25%, 08/26/49	1,800	1,834
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	874
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	2,100
Allegion Public Limited Company
3.50%, 10/01/29	500	524
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	425
3.55%, 10/01/27	100	107
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	437
Aviation Capital Group LLC
0.88%, (3 Month USD LIBOR + 0.67%), 07/30/21 (a) (b)	200	199
2.88%, 01/20/22 (a)	300	304
3.88%, 05/01/23 (a)	700	732
4.38%, 01/30/24 (a)	200	213
5.50%, 12/15/24 (a)	600	673
3.50%, 11/01/27 (a)	1,532	1,577
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	400	442
4.25%, 04/15/26 (a)	700	732
BAE Systems PLC
3.40%, 04/15/30 (a)	300	319
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	204
Berry Global, Inc.
1.57%, 01/15/26 (a)	4,700	4,626
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	409
3.50%, 10/10/24 (a)	2,300	2,464
Boise Cascade Company
4.88%, 07/01/30 (a)	300	314
Bombardier Inc.
5.75%, 03/15/22 (a)	200	209
6.00%, 10/15/22 (a)	600	600
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	3,218	3,465
5.00%, 03/01/30 (a)	500	524
Carrier Global Corporation
2.24%, 02/15/25	2,000	2,073
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	1,079
Crown Americas LLC
4.75%, 02/01/26	100	104
DAE Funding LLC
3.38%, 03/20/28 (a)	2,600	2,582
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,344
7.00%, 05/01/25 (a)	1,300	1,497
7.38%, 01/15/26	1,400	1,649
Equifax Inc.
2.60%, 12/15/25	600	630
FedEx Corporation
3.10%, 08/05/29	400	420
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,300	3,450
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	216
3.25%, 09/15/29	800	835
GATX Corporation
3.50%, 03/15/28	500	539
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,134
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (b) (d)	2,300	2,173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.35%, 05/01/50	2,300	2,559
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	327
4.20%, 05/01/30	200	223
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,680
Kansas City Southern
3.00%, 05/15/23	200	209
3.13%, 06/01/26	500	534
3.50%, 05/01/50	1,200	1,202
Massachusetts Institute of Technology
4.68%, 07/01/14	200	257
Norfolk Southern Corporation
4.15%, 02/28/48	400	448
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,576
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,273	2,386
4.50%, 03/15/23 (a)	260	271
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,079
Quanta Services, Inc.
2.90%, 10/01/30	900	911
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (c)	800	1,094
1.63%, 05/09/28, EUR (c)	300	320
Rolls-Royce Plc
5.75%, 10/15/27 (a)	1,600	1,702
SF Holding Investment Limited
2.88%, 02/20/30 (c)	800	800
Southwest Airlines Co.
5.25%, 05/04/25	3,756	4,273
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	993
4.60%, 06/15/28	3,300	3,234
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	209
4.75%, 01/15/28 (a)	2,100	2,174
4.38%, 07/15/30 (a)	300	304
3.38%, 01/15/31 (a)	1,000	946
Textron Inc.
3.38%, 03/01/28	3,000	3,161
The ADT Security Corporation
3.50%, 07/15/22	100	102
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,490
3.25%, 02/01/28	2,300	2,385
2.95%, 02/01/30	300	297
5.93%, 05/01/60 (g)	10,000	12,794
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	304
Union Pacific Corporation
3.95%, 08/15/59	300	321
3.75%, 02/05/70	300	309
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	549
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	2,400	2,537
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,182
4.75%, 08/01/28	400	461
4.25%, 05/01/29	2,100	2,366
		107,001
Energy 6.1%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	2,275
4.00%, 01/15/31 (a)	3,500	3,655
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	545
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	636
BP Capital Markets America Inc.
3.59%, 04/14/27	1,100	1,206
4.23%, 11/06/28	1,600	1,814
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,190
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	748
5.13%, 06/30/27	6,100	6,988
3.70%, 11/15/29	800	845
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (a)	2,900	2,956
DCP Midstream Operating, LP
5.63%, 07/15/27	300	326
El Paso LLC
7.75%, 01/15/32	200	279
Enable Midstream Partners, LP
4.40%, 03/15/27	800	868
4.95%, 05/15/28	500	551
5.00%, 05/15/44 (h)	595	587
Enbridge Inc.
0.69%, (3 Month USD LIBOR + 0.50%), 02/18/22 (b)	3,300	3,309
0.42%, (SOFR + 0.40%), 02/17/23 (b)	1,900	1,902
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	528
Energy Transfer LP
4.25%, 03/15/23	200	211
4.20%, 04/15/27	1,200	1,310
5.50%, 06/01/27	2,472	2,852
4.90%, 03/15/35	554	587
7.50%, 07/01/38	200	262
6.05%, 06/01/41	1,300	1,485
6.50%, 02/01/42	100	119
6.25%, 04/15/49	600	708
Enterprise Products Operating LLC
3.90%, 02/15/24	100	108
3.20%, 02/15/52	2,300	2,105
4.88%, 08/16/77 (b)	500	470
EQM Midstream Partners, LP
4.00%, 08/01/24	500	508
4.13%, 12/01/26	100	99
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	986
Gaz Capital S.A.
6.51%, 03/07/22 (c)	500	522
3.13%, 11/17/23, EUR (a)	400	494
2.95%, 01/24/24, EUR (c)	1,600	1,961
2.25%, 11/22/24, EUR (c)	200	242
4.95%, 03/23/27 (c)	600	655
Gaz Finance PLC
3.00%, 06/29/27 (c)	1,500	1,467
2.95%, 01/27/29	1,800	1,697
3.25%, 02/25/30 (c)	1,000	960
3.25%, 02/25/30 (a)	1,800	1,728
GPN Capital S.A.
4.38%, 09/19/22 (c)	300	311
6.00%, 11/27/23 (c)	500	550
Greenko Dutch B.V.
4.88%, 07/24/22 (c)	300	303
5.25%, 07/24/24 (a)	200	207
5.25%, 07/24/24 (c)	400	414
3.85%, 03/29/26 (a)	800	804
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	1,176
Guara Norte S.à r.l.
5.20%, 06/15/34 (a)	2,800	2,748
Hess Corporation
7.30%, 08/15/31	65	83
Kinder Morgan, Inc.
1.52%, (3 Month USD LIBOR + 1.28%), 01/15/23 (b)	1,300	1,320
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	600	609
3.90%, 04/01/24 (a)	3,300	3,411
4.63%, 04/01/29 (a)	500	509
MPLX LP
4.50%, 04/15/38	200	218
5.20%, 12/01/47	1,638	1,851

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.90%, 04/15/58	300	322
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (f)	325	338
Occidental Petroleum Corporation
6.95%, 07/01/24	300	330
4.40%, 08/15/49	600	502
Ocyan S/A
0.00%, (100, 05/24/21) (a) (d) (l)	89	1
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	8	7
6.72%, 12/01/22 (c)	18	18
7.35%, 12/01/26 (a) (i)	144	56
7.72%, 12/01/26 (c) (i)	158	30
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,111
6.85%, 10/15/37	200	255
6.20%, 09/15/43	500	601
ONEOK, Inc.
4.00%, 07/13/27	300	325
4.35%, 03/15/29	2,500	2,725
6.35%, 01/15/31	2,800	3,513
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,534
5.60%, 01/03/31	2,600	2,739
Phillips 66
0.90%, 02/15/24	1,300	1,300
Phillips 66 Partners LP
3.15%, 12/15/29	900	914
Pioneer Natural Resources Company
4.45%, 01/15/26	400	450
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	205
3.60%, 11/01/24	100	107
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	286
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,034
5.00%, 10/01/22	100	105
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	2,178
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	300	311
5.63%, 04/15/23	800	868
5.75%, 05/15/24	1,510	1,704
5.88%, 06/30/26	1,200	1,408
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	192
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	5,106
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	103
TransCanada PipeLines Limited
4.63%, 03/01/34	800	902
TransCanada Trust
5.30%, 03/15/77	875	914
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	889
3.25%, 05/15/30	700	729
4.60%, 03/15/48	990	1,125
Transocean Guardian Limited
5.88%, 01/15/24 (a)	210	186
Transocean Pontus Limited
6.13%, 08/01/25 (a)	73	69
Valero Energy Corp.
4.35%, 06/01/28	900	991
WPX Energy, Inc.
5.75%, 06/01/26	100	105
4.50%, 01/15/30	842	906
		104,752
Information Technology 5.0%
Apple Inc.
2.80%, 02/08/61	2,200	1,975
Arrow Electronics, Inc.
3.25%, 09/08/24	600	642
Broadcom Inc.
3.46%, 09/15/26	416	447
3.88%, 01/15/27	804	873
4.11%, 09/15/28	1,790	1,956
5.00%, 04/15/30	800	913
4.15%, 11/15/30	6,000	6,478
2.45%, 02/15/31 (a)	1,900	1,795
4.30%, 11/15/32	2,900	3,164
3.47%, 04/15/34 (a)	1,996	2,003
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,673
4.50%, 12/01/27	1,800	2,047
3.30%, 03/01/30	1,800	1,851
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	1,200	1,303
4.90%, 10/01/26 (a) (g)	1,800	2,046
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,554
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,235
3.50%, 07/01/29	2,600	2,804
Flex Ltd.
5.00%, 02/15/23	100	107
4.75%, 06/15/25	1,400	1,555
4.88%, 06/15/29 - 05/12/30	700	792
Global Payments Inc.
3.20%, 08/15/29	200	211
2.90%, 05/15/30	500	511
4.15%, 08/15/49	500	546
Infor, Inc.
1.75%, 07/15/25 (a)	800	808
Leidos, Inc.
4.38%, 05/15/30 (a)	300	333
2.30%, 02/15/31 (a)	1,900	1,798
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	228
3.42%, 11/02/30 (a)	2,500	2,515
Marvell Technology Group Ltd
4.20%, 06/22/23	500	536
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,106
Micron Technology, Inc.
4.64%, 02/06/24	800	880
4.19%, 02/15/27	2,900	3,220
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,475
NetApp, Inc.
2.70%, 06/22/30	50	50
NXP B.V.
3.88%, 09/01/22 (a)	700	730
4.88%, 03/01/24 (a)	200	222
2.70%, 05/01/25 (a)	1,300	1,366
3.40%, 05/01/30 (a)	2,400	2,530
Oracle Corporation
2.30%, 03/25/28	9,300	9,413
4.00%, 07/15/46 - 11/15/47	1,300	1,336
3.60%, 04/01/50	900	869
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,098
Seagate HDD Cayman
4.13%, 01/15/31 (a)	2,700	2,743
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,085
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,452
Thomson Reuters Corporation
3.35%, 05/15/26	700	756
Visa Inc.
3.15%, 12/14/25	400	436
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	2,007
3.90%, 08/21/27	1,800	1,971
4.70%, 05/15/30 (g)	3,100	3,563

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Western Digital Corporation
4.75%, 02/15/26	500	551
		86,558
Health Care 4.3%
AbbVie Inc.
3.45%, 03/15/22	975	998
2.60%, 11/21/24	500	528
4.50%, 05/14/35	2,900	3,376
4.40%, 11/06/42	2,581	2,981
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,039
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	704
Amgen Inc.
2.25%, 08/19/23	800	829
2.60%, 08/19/26	700	736
Anthem, Inc.
4.10%, 03/01/28	600	674
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	406
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	775
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,755
Boston Scientific Corporation
3.38%, 05/15/22	387	400
3.75%, 03/01/26	700	773
4.00%, 03/01/29	600	667
4.70%, 03/01/49	4,500	5,456
Bristol-Myers Squibb Company
3.20%, 06/15/26	2,300	2,505
3.40%, 07/26/29	1,300	1,420
4.35%, 11/15/47	200	238
4.55%, 02/20/48	100	122
Centene Corporation
4.25%, 12/15/27	600	631
CommonSpirit Health
2.76%, 10/01/24	500	530
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	900	953
5.63%, 03/15/27 (a)	200	209
6.00%, 01/15/29 (a)	100	106
4.75%, 02/15/31 (a)	200	195
CVS Health Corporation
4.30%, 03/25/28	4,625	5,248
3.25%, 08/15/29	1,600	1,694
7.51%, 01/10/32 (a)	47	59
4.70%, 01/10/36 (a)	779	846
2.70%, 08/21/40	300	276
DaVita Inc.
4.63%, 06/01/30 (a)	3,600	3,666
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	779
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (a)	200	191
Global Medical Response, Inc.
6.50%, 10/01/25 (a)	4,000	4,157
HCA Inc.
5.25%, 06/15/26	300	345
4.50%, 02/15/27	2,116	2,374
5.50%, 06/15/47	900	1,118
Humana Inc.
3.95%, 08/15/49	400	430
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	752
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	975
Medtronic, Inc.
3.50%, 03/15/25	79	87
Merck & Co., Inc.
2.75%, 02/10/25	300	320
Mylan N.V.
3.95%, 06/15/26	2,700	2,973
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (g)	1,100	1,078
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,296
Royalty Pharma PLC
1.20%, 09/02/25 (a)	2,000	1,964
Smith & Nephew PLC
2.03%, 10/14/30	900	847
Stryker Corporation
1.15%, 06/15/25	1,500	1,495
3.50%, 03/15/26	475	520
2.90%, 06/15/50	300	283
Syneos Health, Inc.
3.63%, 01/15/29 (a)	900	875
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,464
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	389	389
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,129
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	863
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	952
3.55%, 04/01/25	900	975
Zoetis Inc.
4.50%, 11/13/25	200	227
3.00%, 09/12/27	300	320
		72,973
Consumer Staples 1.6%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	208
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	418
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,651
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,335
Barry Callebaut Services
5.50%, 06/15/23 (a) (g)	900	976
BAT Capital Corp.
3.56%, 08/15/27	400	426
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (a)	1,800	2,489
BRF S.A.
4.88%, 01/24/30 (c)	1,100	1,123
Campbell Soup Company
3.65%, 03/15/23	286	303
2.38%, 04/24/30	600	592
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (c)	900	868
Chobani, LLC
4.63%, 11/15/28 (a)	200	205
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	614
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,362
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,205
3.70%, 12/06/26	100	110
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,761
General Mills, Inc.
3.00%, 02/01/51 (a)	100	94
Health and Happiness (H&H) International Holdings Limited
5.63%, 10/24/24 (c)	800	832
Kraft Heinz Foods Company
1.02%, (3 Month USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,399
Mondelez International, Inc.
2.63%, 09/04/50	700	605
RELX Capital Inc.
3.00%, 05/22/30	100	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,355
Sysco Corporation
5.65%, 04/01/25 (g)	1,100	1,280
Tesco PLC
6.13%, 02/24/22, GBP	50	72
The Coca-Cola Company
2.50%, 06/01/40	200	187
The J. M. Smucker Company
3.50%, 03/15/25	100	109
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	924
		26,607
Materials 0.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	1,010
CF Industries, Inc.
5.15%, 03/15/34	300	343
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	529
Georgia-Pacific LLC
2.10%, 04/30/27 (a)	900	915
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (c)	1,000	1,167
Huntsman International LLC
4.50%, 05/01/29	400	443
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (a)	200	218
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	961
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	128
Nutrition & Biosciences, Inc.
3.47%, 12/01/50 (a)	2,182	2,140
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	646
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,785
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	422
WestRock RKT, LLC
4.90%, 03/01/22	30	31
WRKCo Inc.
3.90%, 06/01/28	400	441
Yara International ASA
3.80%, 06/06/26 (a)	300	328
4.75%, 06/01/28 (a)	300	342
3.15%, 06/04/30 (a)	400	412
		12,292
Sovereign 0.0%
Export-Import Bank of India
1.21%, (3 Month USD LIBOR + 1.02%), 03/28/22 (b)	600	599
Total Corporate Bonds And Notes (cost $1,447,914)		1,481,202
GOVERNMENT AND AGENCY OBLIGATIONS 20.7%
U.S. Treasury Bond 8.6%
Treasury, United States Department of
1.88%, 02/15/41 (m)	32,900	30,638
2.25%, 08/15/49 (m) (n)	27,580	26,705
2.38%, 11/15/49 (m)	27,600	27,453
2.00%, 02/15/50 (m)	22,100	20,239
1.25%, 05/15/50 (n)	7,891	5,964
1.38%, 08/15/50 (m)	25,959	20,272
1.63%, 11/15/50 (m)	21,101	17,600
		148,871
U.S. Treasury Note 5.7%
Treasury, United States Department of
0.50%, 02/28/26	33,100	32,448
0.63%, 08/15/30	4,835	4,382
0.88%, 11/15/30 (m)	36,100	33,392
1.13%, 02/15/31	29,000	27,400
		97,622
Mortgage-Backed Securities 4.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	1,174	1,245
4.50%, 09/01/48 - 04/01/49	1,078	1,170
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	282	300
4.50%, 08/01/48 - 01/01/49	666	726
4.00%, 03/01/49 - 05/01/50	4,734	5,072
TBA, 4.50%, 04/15/51 (m)	6,600	7,187
TBA, 3.50%, 05/15/51 (m)	37,170	39,307
TBA, 4.00%, 05/15/51 (m)	5,000	5,372
TBA, 3.00%, 06/15/51 (m)	18,400	19,158
Government National Mortgage Association
TBA, 2.00%, 05/15/51 (m)	1,500	1,511
TBA, 2.50%, 05/15/51 (m)	1,500	1,544
		82,592
Sovereign 1.4%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (c)	400	422
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	4,828
6.35%, 08/12/28, PEN (a)	5,000	1,558
6.95%, 08/12/31, PEN (a)	2,400	743
5.40%, 08/12/34, PEN (a)	300	78
5.35%, 08/12/40, PEN (a)	700	176
Commonwealth of Australia
1.00%, 11/21/31, AUD (c)	3,950	2,746
Government of Saudi Arabia
2.25%, 02/02/33 (a)	5,100	4,802
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,434
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,491
3.75%, 04/16/30 (a)	2,900	3,237
Presidencia De La Nacion
36.12%, (BADLAR + 2.00%), 04/03/22, ARS (b)	230	2
1.00%, 07/09/29	30	11
0.13%, 07/09/30 - 07/09/41 (h)	1,391	466
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	900	990
3.25%, 10/26/26 (c)	800	861
South Africa, Parliament of
10.50%, 12/21/27, ZAR	2,000	154
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	118
		24,117
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,312
Total Government And Agency Obligations (cost $360,364)		356,514
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.4%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	67	66
Series 2015-A-1, 3.60%, 03/15/27	149	149
Series 2017-A-1, 3.55%, 01/15/30	1,482	1,408
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,057	1,160
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.61%, (12 Month Treasury Average + 1.35%), 08/25/35 (b)	79	68
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	2,188	1,831
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	2,020	1,855
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,448	1,455
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	630	489

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	4,200	3,458
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	677	670
Series 2015-A-1, 3.38%, 05/01/27	218	209
Series 2015-AA-2, 3.60%, 09/22/27	763	775
Series 2016-AA-1, 3.58%, 01/15/28	236	240
Series 2016-AA-2, 3.20%, 06/15/28	1,538	1,538
Series 2017-AA-2, 3.35%, 10/15/29	2,335	2,364
Series 2017-A-2, 3.60%, 10/15/29	519	488
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.32%, (12 Month Treasury Average + 0.94%), 10/25/46 (b) (h)	417	349
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	25	25
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.12%, 11/20/36 (b)	2,825	2,634
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.79%, 04/25/35 (b)	527	510
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.39%, 06/25/35 (b)	599	566
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.53%, 07/25/36 (b)	821	741
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.35%, (1 Month USD LIBOR + 0.23%), 11/25/36 (b) (h)	1,000	860
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	595	625
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	476	493
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.33%, 01/25/37 (b) (h)	659	301
Centex LLC
Series 2004-MV1-D, REMIC, 1.05%, (1 Month USD LIBOR + 0.93%), 09/25/34 (b) (h)	29	29
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	746	556
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 12/25/36 (b) (h)	44	44
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.54%, (1 Month USD LIBOR + 0.42%), 11/25/34 (b)	807	733
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.47%, 04/25/22 (b)	257	257
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	109
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 07/25/35 (b) (h)	74	68
Series 2007-1A1-12, REMIC, 0.86%, (1 Month USD LIBOR + 0.74%), 06/25/37 (b) (h)	894	874
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.84%, (1 Month USD LIBOR + 0.72%), 07/25/34 (b) (h)	42	41
Series 2004-M1-5, REMIC, 0.97%, (1 Month USD LIBOR + 0.86%), 08/25/34 (b) (h)	11	11
Series 2005-1A-AB4, REMIC, 0.60%, (1 Month USD LIBOR + 0.48%), 03/25/36 (b) (h)	28	24
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,345
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	303	319
Series 2020-1, 2.00%, 06/10/28	970	973
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	152	148
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 10/25/34 (b) (h)	957	944
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.63%, (1 Month USD LIBOR + 0.51%), 01/25/36 (b) (h)	642	590
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.26%, (1 Month USD LIBOR + 0.14%), 09/25/36 (b) (h)	3,022	1,296
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	321
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.32%, (1 Month USD LIBOR + 0.21%), 12/19/36 (b) (h)	490	429
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.66%, (1 Month USD LIBOR + 0.54%), 10/25/35 (b) (h)	4	4
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.48%, (1 Month USD LIBOR + 0.36%), 12/25/35 (b) (h)	93	92
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.60%, (1 Month USD LIBOR + 0.48%), 07/25/35 (b) (h)	391	376
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.39%, (1 Month USD LIBOR + 0.27%), 07/25/36 (b) (h)	300	291
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (h)	1,210	905
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	289	291
Series 2020-1A-1, 4.00%, 11/15/32	2,900	3,141
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (h)	1,910	1,912
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 09/25/34 (b) (h)	27	27
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	1,060	428
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.84%, (1 Month USD LIBOR + 0.72%), 12/25/34 (b) (h)	954	921
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 09/25/35 (b) (h)	754	736
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.22%, (1 Month USD LIBOR + 0.10%), 04/25/37 (b) (h)	11	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.52%, (1 Month USD LIBOR + 0.40%), 04/25/36 (b) (h)	491	378
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.59%, (1 Month USD LIBOR + 0.47%), 02/25/36 (b) (h)	300	254
Series 2006-A2B-2, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 08/25/36 (b) (h)	465	454
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (b)	731	800
Northwest Airlines, LLC
Series 2002-G2-1, 6.26%, 05/20/23	12	12
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.11%, (1 Month USD LIBOR + 0.99%), 09/25/34 (b) (h)	28	28
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	156	88
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	46	46
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	51	49
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.58%, (1 Month USD LIBOR + 0.46%), 12/25/35 (b) (h)	176	157
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.28%, (1 Month USD LIBOR + 0.16%), 09/25/36 (b) (h)	46	47
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	379	371

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	708	701
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	188	189
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	257	257
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.67%, 08/25/35 (b)	5	5
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	587	1,054
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,049	2,262
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	69	72
Series 2016-A-2, 3.10%, 10/07/28	421	414
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,434	4,334
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,062	1,104
Series 2014-A-1, 4.00%, 04/11/26	627	647
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	101	101
Series 2013-A-1, 3.95%, 11/15/25	523	508
Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,127)		58,901
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Consumer Discretionary 0.6%
Advantage Sales & Marketing, Inc.
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 10/31/27 (b)	1,400	1,396
Aramark Services, Inc.
2018 Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 03/01/25 (b)	233	230
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	675	665
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (b)	597	598
Carnival Corporation
EUR Term Loan B, 7.50%, (3 Month EURIBOR + 7.50%), 06/26/25, EUR (b)	992	1,194
USD Term Loan B, 0.00%, (1 Month USD LIBOR + 7.50%), 06/29/25 (b) (o)	696	717
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (b)	1,895	1,869
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (b)	1,493	1,486
Diamond Resorts Corporation
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/02/23 (b)	390	390
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (b) (o)	997	993
2020 Fourth Amendment Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 11/19/27 (b) (o)	3	2
Petco Animal Supplies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b) (o)	1,000	995
		10,535
Health Care 0.5%
Elanco Animal Health Incorporated
Term Loan B, 1.87%, (1 Month USD LIBOR + 1.75%), 02/04/27 (b)	2,621	2,585
HCA Inc.
Term Loan B12, 1.86%, (3 Month USD LIBOR + 1.75%), 03/13/25 (b)	291	291
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (b)	162	162
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (b)	880	869
PPD, Inc.
Initial Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 01/06/28 (b)	500	497
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	1,644	1,640
Sotera Health Holdings, LLC
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 12/31/24 (b)	1,100	1,096
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/12/26 (b)	394	391
		7,531
Information Technology 0.4%
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (b)	1,600	1,587
Dell International L.L.C.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 09/19/25 (b) (o)	344	343
Ivanti Software, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 11/22/27 (b)	1,000	1,003
MH Sub I, LLC
2017 1st Lien Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 08/09/24 (b)	965	953
Nielseniq
2021 USD Term Loan B, 4.10%, (3 Month USD LIBOR + 4.00%), 02/05/28 (b)	1,500	1,494
Rackspace Hosting, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (b)	1,900	1,882
		7,262
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (b)	1,097	1,095
Charter Communications Operating, LLC
2019 Term Loan B2, 1.86%, (1 Month USD LIBOR + 1.75%), 02/01/27 (b)	1,059	1,053
CSC Holdings LLC
2019 Term Loan B5, 2.61%, (1 Month USD LIBOR + 2.50%), 04/15/27 (b)	293	289
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (b)	99	67
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (b)	98	97
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (b)	500	498
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (b)	132	132
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (b)	600	609
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/01/27 (b) (o)	1,484	1,464
Univision Communications Inc.
Term Loan C5, 2.86%, (1 Month USD LIBOR + 2.75%), 03/15/24 (b)	88	87
		5,391
Industrials 0.3%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (b)	395	394
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (b)	1	1
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 01/02/25 (b)	608	604
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (b)	364	361

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/03/28 (b)	630	624
NCI Building Systems, Inc.
2018 Term Loan , 3.86%, (1 Month USD LIBOR + 3.75%), 04/12/25 (b)	2,669	2,664
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (b)	190	191
		4,839
Financials 0.3%
Avolon LLC
2020 Term Loan B5, 0.00%, (3 Month USD LIBOR + 2.50%), 12/01/27 (b) (o)	1,297	1,295
Citadel Securities LP
2021 Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 02/01/28 (b)	900	889
Delos Finance Sarl
2018 Term Loan B, 2.00%, (3 Month USD LIBOR + 1.75%), 10/06/23 (b)	210	209
FinCo I LLC
2020 Term Loan B, 2.61%, (1 Month USD LIBOR + 2.50%), 06/27/25 (b)	133	132
Jefferies Finance LLC
2019 Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 05/22/26 (b)	1,475	1,460
2020 Incremental Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 09/30/27 (b)	398	395
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.86%, (1 Month USD LIBOR + 1.75%), 02/07/27 (b)	72	72
		4,452
Materials 0.1%
Innophos, Inc.
2020 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 02/04/27 (b)	1,584	1,578
W.R. Grace & Co.
Term Loan B1, 1.95%, (3 Month USD LIBOR + 1.75%), 02/23/25 (b)	98	97
White Cap Buyer LLC
Term Loan B, 4.50%, (6 Month USD LIBOR + 4.00%), 10/08/27 (b)	599	597
		2,272
Total Senior Floating Rate Instruments (cost $42,150)		42,282
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	323
U.S. Bancorp, 4.00%, (25, 04/15/26) (d) (f)	5	117
Total Preferred Stocks (cost $417)		440
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (j) (p)	35	166
Real Estate 0.0%
VEREIT, Inc. (d)	1	15
Total Common Stocks (cost $179)		181
SHORT TERM INVESTMENTS 1.0%
U.S. Treasury Bill 0.8%
Treasury, United States Department of
0.09%, 04/13/21 (n) (q)	2,200	2,200
0.09%, 04/22/21 (n) (q)	7,291	7,291
0.10%, 05/04/21 (n) (q)	3,800	3,800
		13,291
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (r) (s)	3,087	3,087
Treasury Securities 0.0%
Presidencia De La Nacion
-9.51%, 05/21/21, ARS (q)	37,134	299
33.20%, 06/30/21, ARS (q)	23	—
Total Short Term Investments (cost $16,642)		16,677
Total Investments 113.8% (cost $1,923,793)		1,956,197
Other Derivative Instruments 0.1%		955
Other Assets and Liabilities, Net (13.9)%		(237,696)
Total Net Assets 100.0%		1,719,456

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $430,453 and 25.0% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) All or a portion of the security was on loan as of March 31, 2021.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Non-income producing security.

(k) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $253,522.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) The coupon rate represents the yield to maturity.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	504	508	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	513	533	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	208	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,923	1,857	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	622	600	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	749	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	209	212	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,021	1,037	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	913	896	0.1
Barclays Bank PLC, 3.38%, 04/02/25	01/19/21	1,062	1,024	0.1
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	4,266	4,320	0.3
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,327	3,254	0.2
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	346	355	—
BRF S.A., 4.88%, 01/24/30	12/07/20	1,187	1,123	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	414	422	—
China Construction Bank (New Zealand) Limited, 0.94%, 12/20/21	12/19/19	499	500	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	868	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	418	424	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,828	2,746	0.2
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	08/19/16	2,527	2,615	0.2
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	529	514	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	314	331	—
Deutsche Bank Aktiengesellschaft, 4.79% (callable at 100, 04/30/25)	03/10/21	1,335	1,333	0.1
Deutsche Bank Aktiengesellschaft, 5.63%, 05/19/31	11/20/20	1,733	1,776	0.1
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	426	468	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,514	2,460	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,650	1,652	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	510	522	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,839	1,961	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	242	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	575	655	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,521	1,467	0.1
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,027	960	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/01/20	1,200	1,167	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	317	325	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	311	—
GPN Capital S.A., 6.00%, 11/27/23	01/14/21	556	550	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	563	593	—
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	300	303	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	401	414	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,159	1,176	0.1
Greenland Global Investment Ltd., 6.25%, 12/16/22	08/18/20	910	866	0.1
Health and Happiness (H&H) International Holdings Limited, 5.63%, 10/24/24	10/14/20	834	832	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,582	1,681	0.1
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 0.94%, 12/21/21	12/19/19	799	800	—
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	01/27/21	625	625	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	795	862	0.1
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	903	903	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	806	815	—
Kaisa Group Holdings Ltd., 10.88%, 07/23/23	02/25/21	2,065	2,081	0.1
Kaisa Group Holdings Ltd., 9.75%, 09/28/23	02/04/21	900	916	0.1
Kaisa Group Holdings Ltd., 11.95%, 11/12/23	11/09/20	1,244	1,260	0.1
Kaisa Group Holdings Ltd., 9.38%, 06/30/24	12/03/20	781	768	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	406	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	623	619	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	205	203	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	215	228	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	09/27/16	1,294	1,501	0.1
Netflix, Inc., 3.63%, 05/15/27	01/21/21	3,221	3,085	0.2
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,923	1,955	0.1
Netflix, Inc., 3.63%, 06/15/30	01/26/21	1,038	961	0.1
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,501	1,504	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	505	524	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,049	2,059	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	19	18	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	96	30	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	263	309	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,087	1,094	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	334	320	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	425	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	895	990	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	794	861	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,527	1,558	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	6,357	6,382	0.4
SB Capital S.A., 5.25%, 05/23/23	09/19/19	632	634	—
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	836	800	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	906	924	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	701	713	—
State Grid Overseas Investment Limited, 1.63%, 08/05/30	10/14/20	586	550	—
Stichting AK Rabobank Certificaten II, 0.00%	01/17/17	771	957	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,398	1,438	0.1
Sunac China Holdings Limited, 7.50%, 02/01/24	12/03/20	419	420	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	411	409	—
Sunac China Holdings Limited, 7.00%, 07/09/25	11/27/20	1,225	1,230	0.1
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,420	1,452	0.1
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	220	213	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,023	978	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	918	867	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	722	1,054	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	742	—
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	404	405	—
UBS AG, 5.13%, 05/15/24	01/15/20	954	992	0.1
UBS Group AG, 7.13% (callable at 100, 08/10/21)	01/28/20	4,610	4,607	0.3
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,775	1,941	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	824	862	0.1
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,249	1,362	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	809	839	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	622	625	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	620	623	—
Yango Justice International Limited, 10.25%, 03/18/22	12/03/20	413	407	—
Yango Justice International Limited, 7.50%, 04/15/24	12/10/20	205	195	—
Yanlord Land (HK) Co., Limited, 5.88%, 01/23/22	12/03/20	202	203	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	628	631	—
		106,485	107,945	6.3

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	47	June 2021		6,322	(12)	(167)

Short Contracts
Euro Bund	(26)	June 2021	EUR	(4,457)	11	4
United States 2 Year Note	(39)	July 2021		(8,617)	2	8
					13	12

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.18	(M)	03/24/23	MXN	480,300	50	43
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	392,700	82	(532)
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	(9)	(179)
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	(4)	(81)
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	(5)	(128)
3M JIBAR (Q)	Paying	5.03	(Q)	12/04/25	ZAR	234,700	(32)	(539)
3M JIBAR (Q)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	(12)	(240)
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	9,700	(1)	(28)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	75,100	(11)	(215)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	1	8
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	3	11
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	2	12
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(3)	(15)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(8)	(50)
6M EURIBOR (S)	Receiving	(0.25)	(A)	06/16/31	EUR	5,600	17	227
6M EURIBOR (S)	Receiving	0.00	(A)	06/16/51	EUR	500	2	89
7-Day China Fixing Repo Rate (Q)	Paying	2.64	(Q)	07/15/25	CNY	20,400	2	(3)
7-Day China Fixing Repo Rate (Q)	Paying	2.62	(Q)	07/16/25	CNY	15,400	2	(2)
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/04/25	CNY	5,100	1	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	08/07/25	CNY	6,000	1	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/07/25	CNY	6,000	1	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.63	(Q)	08/10/25	CNY	5,800	1	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	2.65	(Q)	08/21/25	CNY	5,200	1	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.59	(Q)	12/16/25	CNY	6,460	1	(8)
7-Day China Fixing Repo Rate (Q)	Paying	2.61	(Q)	12/16/25	CNY	9,690	1	(11)
7-Day China Fixing Repo Rate (Q)	Paying	2.67	(Q)	12/16/25	CNY	19,390	3	(13)
7-Day China Fixing Repo Rate (Q)	Paying	2.79	(Q)	03/17/26	CNY	22,800	3	2
7-Day China Fixing Repo Rate (Q)	Paying	2.81	(Q)	03/17/26	CNY	1,500	—	—
7-Day China Fixing Repo Rate (Q)	Paying	2.83	(Q)	03/17/26	CNY	5,900	1	2
7-Day China Fixing Repo Rate (Q)	Paying	2.85	(Q)	03/17/26	CNY	3,600	1	2
7-Day China Fixing Repo Rate (Q)	Paying	2.87	(Q)	03/17/26	CNY	3,600	1	2
7-Day China Fixing Repo Rate (Q)	Paying	2.88	(Q)	03/17/26	CNY	18,900	3	14
BRAZIBOR (A)	Receiving	2.86	(A)	01/03/22	BRL	106,700	(28)	194
BRAZIBOR (A)	Receiving	2.87	(A)	01/03/22	BRL	106,700	(28)	193
BRAZIBOR (A)	Paying	3.31	(A)	01/03/22	BRL	28,500	7	(18)
BRAZIBOR (A)	Paying	3.35	(A)	01/03/22	BRL	581,500	152	(635)
BRAZIBOR (A)	Paying	3.36	(A)	01/03/22	BRL	184,900	48	(95)
BRAZIBOR (A)	Paying	3.39	(A)	01/03/22	BRL	13,800	4	(16)
BRAZIBOR (A)	Paying	3.70	(A)	01/03/22	BRL	4,200	1	(3)
Sterling Overnight Index Average Rate (A)	Receiving	0.25	(A)	06/16/31	GBP	11,400	84	937
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	06/16/51	GBP	1,700	33	388
Sterling Overnight Index Average Rate (A)	Paying	0.00	(A)	06/16/26	GBP	300	(1)	(10)
							367	(702)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(17)	—	(8)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	6	—	—
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	102	1	33
AT&T Inc. (Q)	1.00	12/20/25	(2,600)	45	1	12
AT&T Inc. (Q)	1.00	06/20/26	(2,600)	39	—	—
Atlantia S.p.A. (Q)	1.00	12/20/25	(1,400)	(48)	3	14
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	1	—	(3)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	13	—	(5)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	83	(1)	(30)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	15	—	10
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	10	—	5
British Telecommunications Public Limited Company (Q)	1.00	12/20/27	(300)	—	—	4
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	2	—	—
CDX.NA.IG.35 (Q)	1.00	12/20/25	(65,200)	1,563	78	282
CDX.NA.IG.35 (Q)	1.00	12/20/30	(17,600)	120	24	185
CDX.NA.IG.36 (Q)	1.00	06/20/26	(24,400)	572	29	29
CDX.NA.IG.36 (Q)	1.00	06/20/31	(34,200)	119	50	103
Enbridge Inc. (Q)	1.00	12/20/21	(100)	1	—	—
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	49	—	12
General Electric Company (Q)	1.00	06/20/24	(300)	5	—	9
General Electric Company (Q)	1.00	12/20/24	(1,000)	14	—	37
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	3	—	(5)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	8	—	(3)
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	11	—	(7)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	4	—	(2)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	15	—	(4)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	11	—	(1)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	17	—	(3)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(148)	3	256
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(159)	3	277
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(1,650)	(144)	4	17
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	5	—	(1)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	3	—	1
Tesco PLC (Q)	1.00	12/20/24	(800)	18	—	(1)
Tesco PLC (Q)	1.00	12/20/27	(4,600)	8	(3)	—
The Boeing Company (Q)	1.00	12/20/21	(700)	3	—	2
The Boeing Company (Q)	1.00	12/20/22	(2,000)	14	(1)	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	14	—	(5)
Viacom Inc. (Q)	1.00	06/20/21	(300)	1	—	(1)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	8	—	—
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	21	1	3
				2,424	192	1,234

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
Eurodollar 3 Year Midcurve Future, Jun. 2024	Call	99.00	04/16/21	17	—
Eurodollar 3 Year Midcurve Future, Jun. 2024	Put	98.50	04/16/21	17	(6)
					(6)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BPC	Put	100.00	07/21/21		800,000	(3)
CDX.NA.HY.35, 12/20/25	CGM	Put	100.00	04/21/21		1,100,000	—
CDX.NA.HY.35, 12/20/25	CSI	Put	100.00	06/16/21		900,000	(2)
CDX.NA.HY.35, 12/20/25	GSC	Put	102.00	06/16/21		900,000	(3)
CDX.NA.HY.35, 12/20/25	JPM	Put	103.00	05/19/21		900,000	(2)
CDX.NA.IG.35, 12/20/25	BNP	Call	45.00	04/21/21		6,000,000	(1)
CDX.NA.IG.35, 12/20/25	BOA	Call	45.00	04/21/21		3,100,000	(1)
CDX.NA.IG.35, 12/20/25	CSI	Call	45.00	06/16/21		3,900,000	(2)
CDX.NA.IG.35, 12/20/25	DUB	Call	45.00	04/21/21		1,400,000	—
CDX.NA.IG.35, 12/20/25	GSC	Call	45.00	04/21/21		2,800,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	100.00	04/21/21		700,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	85.00	04/21/21		5,600,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	95.00	04/21/21		3,100,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	80.00	04/21/21		2,800,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	90.00	05/19/21		2,700,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	90.00	05/19/21		5,900,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	85.00	05/19/21		3,100,000	(1)
CDX.NA.IG.35, 12/20/25	BOA	Put	80.00	05/19/21		2,900,000	(1)
CDX.NA.IG.35, 12/20/25	BOA	Put	105.00	05/19/21		700,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	80.00	06/16/21		34,400,000	(12)
CDX.NA.IG.35, 12/20/25	CGM	Put	80.00	05/19/21		15,000,000	(3)
CDX.NA.IG.35, 12/20/25	CSI	Put	80.00	06/16/21		3,900,000	(1)
CDX.NA.IG.35, 12/20/25	DUB	Put	100.00	04/21/21		700,000	—
CDX.NA.IG.35, 12/20/25	DUB	Put	75.00	05/19/21		2,900,000	(1)
CDX.NA.IG.35, 12/20/25	DUB	Put	90.00	06/16/21		4,400,000	(1)
CDX.NA.IG.35, 12/20/25	GSC	Put	80.00	04/21/21		1,400,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	85.00	04/21/21		5,500,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	105.00	05/19/21		1,300,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	75.00	05/19/21		2,700,000	(1)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	05/19/21		2,600,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	95.00	05/19/21		1,900,000	—
CDX.NA.IG.35, 12/20/25	JPM	Put	90.00	05/19/21		2,800,000	—
CDX.NA.IG.35, 12/20/25	JPM	Put	75.00	05/19/21		2,600,000	(1)
CDX.NA.IG.35, 12/20/25	MSC	Put	80.00	05/19/21		2,900,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	90.00	07/21/21		2,600,000	(2)
CDX.NA.IG.36, 06/20/26	JPM	Put	90.00	07/21/21		1,500,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Call	37.50	04/21/21	EUR	1,800,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Call	40.00	07/21/21	EUR	6,500,000	(4)
ITRAXX.EUR.34, 12/20/25	BNP	Call	37.50	04/21/21	EUR	3,400,000	—
ITRAXX.EUR.34, 12/20/25	BNP	Call	40.00	05/19/21	EUR	2,500,000	(1)
ITRAXX.EUR.34, 12/20/25	DUB	Call	40.00	05/19/21	EUR	1,700,000	(1)
ITRAXX.EUR.34, 12/20/25	GSC	Call	40.00	05/19/21	EUR	1,600,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	04/21/21	EUR	10,500,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Put	80.00	04/21/21	EUR	13,800,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Put	80.00	05/19/21	EUR	1,700,000	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.34, 12/20/25	BCL	Put		75.00	05/19/21	EUR	3,100,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Put		90.00	05/19/21	EUR	2,100,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Put		70.00	05/19/21	EUR	9,500,000	(4)
ITRAXX.EUR.34, 12/20/25	BCL	Put		80.00	06/16/21	EUR	6,100,000	(2)
ITRAXX.EUR.34, 12/20/25	BCL	Put		85.00	06/16/21	EUR	2,400,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Put		75.00	07/21/21	EUR	6,500,000	(5)
ITRAXX.EUR.34, 12/20/25	BNP	Put		75.00	04/21/21	EUR	3,400,000	—
ITRAXX.EUR.34, 12/20/25	BNP	Put		80.00	04/21/21	EUR	5,500,000	—
ITRAXX.EUR.34, 12/20/25	BNP	Put		75.00	05/19/21	EUR	5,800,000	(2)
ITRAXX.EUR.34, 12/20/25	BNP	Put		70.00	05/19/21	EUR	2,500,000	(1)
ITRAXX.EUR.34, 12/20/25	BOA	Put		80.00	04/21/21	EUR	1,800,000	—
ITRAXX.EUR.34, 12/20/25	BOA	Put		75.00	04/21/21	EUR	1,800,000	—
ITRAXX.EUR.34, 12/20/25	BOA	Put		80.00	06/16/21	EUR	1,800,000	(1)
ITRAXX.EUR.34, 12/20/25	DUB	Put		75.00	04/21/21	EUR	3,500,000	—
ITRAXX.EUR.34, 12/20/25	DUB	Put		70.00	05/19/21	EUR	1,700,000	(1)
ITRAXX.EUR.34, 12/20/25	DUB	Put		80.00	05/19/21	EUR	1,700,000	—
ITRAXX.EUR.34, 12/20/25	DUB	Put		75.00	05/19/21	EUR	1,700,000	—
ITRAXX.EUR.34, 12/20/25	DUB	Put		85.00	06/16/21	EUR	1,700,000	(1)
ITRAXX.EUR.34, 12/20/25	GSC	Put		75.00	05/19/21	EUR	3,200,000	(1)
ITRAXX.EUR.34, 12/20/25	GSC	Put		70.00	05/19/21	EUR	1,600,000	(1)
ITRAXX.EUR.34, 12/20/25	GSC	Put		85.00	06/16/21	EUR	1,700,000	(1)
ITRAXX.EUR.34, 12/20/25	GSC	Put		80.00	06/16/21	EUR	3,000,000	(1)
ITRAXX.EUR.34, 12/20/25	MSC	Put		75.00	04/21/21	EUR	5,100,000	—
ITRAXX.EUR.34, 12/20/25	MSC	Put		90.00	05/19/21	EUR	2,100,000	—
								(70)
Foreign Currency Options
USD/CNH Spot Rate	MLP	Call	CNH	6.65	05/20/21		3,642,000	(15)
USD/CNH Spot Rate	MLP	Put	CNH	6.38	05/20/21		3,642,000	(1)
								(16)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Put		101.48	04/07/21		1,000,000	(20)
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Put		100.08	04/07/21		3,400,000	(17)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call		101.89	05/06/21		3,400,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call		101.91	05/06/21		400,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call		101.43	05/06/21		400,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call		100.45	05/06/21		500,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call		101.39	05/06/21		1,100,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		99.43	05/06/21		1,300,000	(13)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		99.89	05/06/21		3,400,000	(30)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		99.91	05/06/21		1,400,000	(12)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		100.75	05/06/21		14,000,000	(192)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		98.45	05/06/21		500,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put		99.39	05/06/21		1,100,000	(6)
Ginnie Mae II, 2.00%, 05/15/51	JPM	Put		100.05	05/13/21		7,000,000	(37)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put		104.27	04/14/21		1,300,000	(15)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put		104.13	04/14/21		800,000	(8)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put		103.78	04/14/21		1,000,000	(7)
								(363)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/05/21	BRL	22,517	4,001	(149)
BRL/USD	SCB	04/05/21	BRL	8,329	1,480	(65)
BRL/USD	CIT	05/04/21	BRL	22,517	3,994	113
BRL/USD	SCB	05/04/21	BRL	8,329	1,477	36
COP/USD	GSC	05/18/21	COP	6,522,900	1,780	(29)
EUR/USD	GSC	04/07/21	EUR	5,210	6,110	(107)
EUR/USD	GSC	04/07/21	EUR	1,764	2,069	—
IDR/USD	CIT	06/16/21	IDR	21,224,807	1,453	2
INR/USD	BOA	06/16/21	INR	279,039	3,779	(3)
JPY/USD	CIT	04/07/21	JPY	970,400	8,764	(347)
MXN/USD	BNP	04/14/21	MXN	8,343	408	(3)
MXN/USD	CIT	08/05/21	MXN	64,838	3,129	28
MXN/USD	GSC	09/03/21	MXN	47,278	2,274	24
PLN/USD	BNP	04/19/21	PLN	870	220	(13)
PLN/USD	SCB	04/19/21	PLN	4,195	1,062	(60)
RUB/USD	GSC	04/22/21	RUB	143,525	1,894	(21)
RUB/USD	GSC	05/21/21	RUB	143,524	1,887	(36)
RUB/USD	GSC	06/22/21	RUB	143,525	1,879	(76)
USD/AUD	MSC	04/07/21	AUD	(3,666)	(2,784)	66
USD/BRL	CIT	04/05/21	BRL	(22,517)	(4,000)	(115)
USD/BRL	SCB	04/05/21	BRL	(8,329)	(1,480)	(36)
USD/CAD	BCL	05/17/21	CAD	(1,789)	(1,424)	(12)
USD/CAD	JPM	05/17/21	CAD	(192)	(153)	(1)
USD/EUR	GSC	04/07/21	EUR	(29,405)	(34,485)	947
USD/GBP	BNP	04/07/21	GBP	(11,971)	(16,503)	190
USD/GBP	GSC	05/05/21	GBP	(2,638)	(3,637)	1
USD/HUF	UBS	04/19/21	HUF	(19,147)	(62)	2
USD/MXN	BNP	04/14/21	MXN	(4,780)	(234)	(4)
USD/MXN	BNP	04/14/21	MXN	(3,563)	(174)	—
USD/MXN	MSC	04/14/21	MXN	(7,490)	(366)	(8)
USD/PEN	BNP	05/12/21	PEN	(16,257)	(4,342)	56
USD/PEN	CIT	05/25/21	PEN	(18,504)	(4,942)	123
USD/ZAR	GSC	05/14/21	ZAR	(5,693)	(384)	5
USD/ZAR	CIT	06/15/21	ZAR	(5,378)	(361)	(14)
USD/ZAR	JPM	06/15/21	ZAR	(11,769)	(790)	(31)
USD/ZAR	JPM	06/15/21	ZAR	(4,525)	(304)	3
ZAR/USD	GSC	05/14/21	ZAR	5,532	373	6
ZAR/USD	JPM	06/15/21	ZAR	31,884	2,139	27
					(26,253)	499

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.98	1.00	12/20/24	(200)	5	3	2
Alibaba Group Holding Limited (Q)	BNP	0.98	1.00	12/20/24	(300)	7	4	3
BHP Billiton Finance (USA) Limited (Q)	BNP	0.19	1.00	06/20/21	(200)	1	(6)	7
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	10	46	(36)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	18	52	(34)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	6	17	(11)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	8	14	(6)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	16	32	(16)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	11	12	(1)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	22	21	1
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	54	59	(5)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	43	45	(2)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	11	12	(1)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	3	(15)	18
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,999)	39	(161)	200
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	5	(19)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.81	1.00	06/20/23	(800)	9	(8)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	2.06	1.00	06/20/24	(200)	2	(3)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.95	1.00	12/20/23	(300)	4	(6)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(1,300)	15	(12)	27
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	2.06	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	2.23	1.00	12/20/24	(500)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	—	(4)	4
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	97	(96)	193
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
Mexico (United Mexican States) (Q)	BCL	1.47	1.00	06/20/22	(2,600)	21	(37)	58
Pemex Project Funding Master Trust (Q)	BCL	9.20	1.00	06/20/22	(400)	(6)	(17)	11
Pemex Project Funding Master Trust (Q)	BNP	9.20	1.00	06/20/22	(1,700)	(24)	(103)	79
Pemex Project Funding Master Trust (Q)	GSC	4.49	1.00	12/20/21	(200)	(1)	(9)	8
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	(10)	(44)	34
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(600)	(17)	(10)	(7)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(15)	(8)	(7)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	—	(1)	1
Presidencia de la República de Colombia (Q)	GSC	0.43	1.00	06/20/21	(650)	1	4	(3)
Presidencia de la República de Colombia (Q)	UBS	1.05	1.00	06/20/21	(650)	1	(19)	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
PT Pertamina (Persero) (Q)	BCL	2.50	1.00	12/20/24	(400)	4	(4)	8
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.68	1.00	12/20/24	(800)	13	2	11
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.57	1.00	06/20/24	(400)	7	(9)	16
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.57	1.00	06/20/24	(400)	7	(8)	15
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.95	1.00	12/20/24	(300)	7	5	2
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.95	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	4.01	1.00	12/20/24	(800)	(24)	(30)	6
South Africa, Parliament of (Q)	CGM	2.65	1.00	06/20/21	(600)	1	(50)	51
South Africa, Parliament of (Q)	GSC	4.01	1.00	12/20/24	(1,000)	(30)	(40)	10
State Grid Overseas Investment Limited (Q)	BCL	0.94	1.00	12/20/24	(300)	7	4	3
The Republic of Indonesia, The Government of (Q)	GSC	1.38	1.00	06/20/23	(300)	5	(4)	9
					(32,049)	351	(410)	761

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 111.4%
U.S. Treasury Inflation Indexed Securities 100.1%
Treasury, United States Department of
0.13%, 04/15/21 - 02/15/51 (a)	377,956	409,033
0.63%, 07/15/21 - 01/15/26 (a)	135,381	146,765
0.13%, 01/15/22 - 01/15/23 (a) (b)	89,570	92,321
0.38%, 07/15/23 - 07/15/27 (a)	213,141	233,200
0.50%, 04/15/24 - 01/15/28 (a)	143,082	157,035
0.25%, 01/15/25 - 02/15/50 (a)	92,301	100,526
2.38%, 01/15/25 (a)	33,097	38,765
2.00%, 01/15/26 (a)	19,991	23,623
2.38%, 01/15/27 (a) (b)	337	413
1.75%, 01/15/28 (a)	13,841	16,648
3.63%, 04/15/28 (a)	33,337	44,870
0.75%, 07/15/28 - 02/15/45 (a)	94,597	108,945
0.88%, 01/15/29 - 02/15/47 (a)	42,213	49,267
2.50%, 01/15/29 (a)	23,754	30,398
3.88%, 04/15/29 (a)	11,700	16,424
2.13%, 02/15/40 - 02/15/41 (a)	27,175	39,211
0.63%, 02/15/43 (a) (b)	10,058	11,390
1.38%, 02/15/44 (a)	65,491	85,691
1.00%, 02/15/46 - 02/15/48 (a)	41,254	50,804
1.00%, 02/15/49 (a) (b)	2,744	3,445
		1,658,774
Treasury Inflation Indexed Securities 9.4%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	2,286,053	20,836
Canada, Government of
4.25%, 12/01/26, CAD (a)	5,983	6,198
Commonwealth of Australia
1.25%, 02/21/22, AUD (c) (d)	5,290	4,848
3.00%, 09/20/25, AUD (c) (d)	8,920	10,177
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (c)	13,498	669
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (a) (d)	3,828	4,836
HM Treasury
1.25%, 11/22/27, GBP (a) (d)	2,991	5,368
New Zealand Government
2.00%, 09/20/25, NZD (c)	14,100	12,397
3.00%, 09/20/30, NZD (c)	2,500	2,513
Republique Francaise Presidence
0.10%, 03/01/26, EUR (a)	10,475	13,468
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (a)	38,419	48,171
0.40%, 05/15/30, EUR (a) (d)	21,174	27,110
		156,591
U.S. Treasury Bond 0.7%
Treasury, United States Department of
1.63%, 11/15/50 (e)	13,120	10,943
Sovereign 0.5%
Buenos Aires City S.A.
38.05%, (BADLAR + 5.00%), 01/23/22, ARS (f)	440	3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,543
6.15%, 08/12/32, PEN	16,600	4,796
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	203
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	2,023
Presidencia De La Nacion
36.12%, (BADLAR + 2.00%), 04/03/22, ARS (f)	15,030	99
34.07%, (BADLAR), 10/04/22, ARS (f)	500	3
		8,670
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series WF-4779, REMIC, 0.47%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	1,558	1,552
Series T-1A1-62, REMIC, 1.46%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	160	161
Series T-1A1-63, REMIC, 1.58%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	119	120
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.17%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	42	42
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.90%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	2,076	2,129
Series 2018-FG-H15, REMIC, 0.60%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	2,551	2,521
		6,525
Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
2.01%, (6 Month USD LIBOR + 1.76%), 07/01/36 (f)	95	99
2.14%, (1 Year USD LIBOR + 1.49%), 09/01/36 (f)	52	55
2.23%, (1 Year USD LIBOR + 1.65%), 10/01/36 (f)	47	50
Series F1-278, 0.56%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	2,450	2,470
Federal National Mortgage Association, Inc.
1.77%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	13	14
2.19%, (1 Year USD LIBOR + 1.82%), 03/01/36 (f)	30	31
3.02%, (1 Year USD LIBOR + 2.02%), 06/01/36 (f)	14	14
		2,733
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (b)	1,070	1,116
Asset-Backed Securities 0.0%
Navient Funding, LLC
0.00%, (3 Month EURIBOR + 0.27%), 06/17/24, EUR (f)	61	71
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	159	171
		242
Total Government And Agency Obligations (cost $1,832,433)		1,845,594
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.32%, (1 Month USD LIBOR + 0.20%), 03/25/37 (f) (h)	406	221
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3 Month EURIBOR + 0.66%), 10/15/29, EUR (f) (g)	388	455
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.00%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,169
Albacore Euro CLO I Designated Activity Company
Series A-1A, 1.53%, (3 Month EURIBOR + 1.53%), 07/18/31, EUR (f) (g)	700	823
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	107	82
Series 2006-A1-HY11, REMIC, 0.36%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (h)	434	416
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,632	1,551
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	363	356
AREIT Trust
Series 2020-A-CRE4, 2.73%, (1 Month USD LIBOR + 2.62%), 12/15/22 (f)	2,300	2,327
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.00%, 07/15/31, EUR (f) (g)	2,500	2,927
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.52%, (3 Month USD LIBOR + 1.30%), 01/16/30 (f)	2,600	2,600
Atrium XII LLC
Series AR-12A, 1.05%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	1,804	1,803

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Babson Euro CLO 2015-1 B.V.
Series 2015-A1R-1A, 0.31%, (3 Month EURIBOR + 0.82%), 10/25/29, EUR (d) (f)	415	486
Bain Capital Credit CLO 2017-2 Ltd
Series 2017-AR-2A, 1.47%, (3 Month USD LIBOR + 1.25%), 07/25/30 (f)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.30%, 06/25/35 (f)	25	24
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	107	107
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.85%, 03/26/37 (f)	448	451
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.73%, 01/25/36 (f)	201	198
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.04%, 08/25/36 (f)	129	99
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 3.15%, 05/25/33 (f)	11	11
Series 2003-2A1-9, REMIC, 2.88%, 02/25/34 (f)	55	55
Series 2004-22A1-9, REMIC, 3.14%, 11/25/34 (f)	53	53
Series 2004-22A1-10, REMIC, 4.34%, 01/25/35 (f)	46	46
Series 2005-2A1-1, REMIC, 2.85%, 03/25/35 (f)	121	121
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-HE12, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 12/25/35 (f) (h)	28	28
Series 2007-1A1-HE7, REMIC, 1.12%, (1 Month USD LIBOR + 1.00%), 08/25/37 (f)	137	137
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.89%, 12/26/46 (f)	286	246
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 1.00%, (3 Month USD LIBOR + 0.78%), 07/19/27 (f)	370	370
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	1,151	1,350
Series 2015-A2R-1A, 1.29%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	749	747
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3 Month EURIBOR + 0.73%), 09/21/29, EUR (f) (g)	185	218
Catamaran CLO Ltd
Series 2013-AR-1A, 1.06%, (3 Month USD LIBOR + 0.85%), 01/27/28 (f) (g)	3,006	3,007
Cathedral Lake CLO 2015-2 Ltd
Series 2015-A1RR-2A, 0.00%, (3 Month USD LIBOR + 0.85%), 07/15/29 (f)	900	900
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.44%, 02/25/37 (f)	11	11
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	991	756
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.61%, (1 Month USD LIBOR + 1.50%), 02/25/23 (f)	1,900	1,851
Series 2007-1A-1, REMIC, 1.46%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	2,021	2,017
Series 2007-2A3-1, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 09/25/24 (f)	65	65
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	9	9
Series 2005-2A2B-3, REMIC, 3.06%, 08/25/35 (f)	52	46
Series 2005-A2-6, REMIC, 2.32%, (1 Year Treasury + 2.15%), 09/25/35 (f)	9	9
Series 2005-A1-6, REMIC, 3.30%, (1 Year Treasury + 2.10%), 09/25/35 (f)	10	10
Series 2005-M3-HE4, REMIC, 0.81%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (h)	3,422	3,210
Series 2006-A1-AMC1, REMIC, 0.26%, (1 Month USD LIBOR + 0.15%), 09/25/36 (f) (h)	3,150	2,996
Series 2007-A3A-AMC2, REMIC, 0.20%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (h)	58	47
Series 2007-1A1A-AR4, REMIC, 3.19%, 03/25/37 (f)	1,647	1,540
Series 2007-22AA-10, REMIC, 3.31%, 09/25/37 (f)	420	403
Series 2007-A3A-AHL3, REMIC, 0.18%, (1 Month USD LIBOR + 0.06%), 08/25/45 (f) (h)	122	100
Series 2015-1A1-2, REMIC, 0.32%, (1 Month USD LIBOR + 0.20%), 06/25/47 (f)	126	126
Series 2019-A1-B, REMIC, 3.26%, 04/25/66 (f) (h)	336	338
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 0.30%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (h)	1,409	1,278
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 0.39%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (h)	1,200	1,057
College Loan Corporation
Series 2007-A1-2, 0.47%, (3 Month USD LIBOR + 0.25%), 01/25/24 (f)	800	779
CoreVest American Finance Trust
Series 2017-A-1, REMIC, 2.97%, 07/15/22	244	247
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, REMIC, 3.47%, 04/25/22 (f)	257	257
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.17%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (h)	205	201
Series 2007-A1-CB6, REMIC, 0.24%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (h)	93	73
Series 2007-A3-CB6, REMIC, 0.34%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (h)	2,735	2,177
CSMC
Series 2015-5A2-3R, REMIC, 0.26%, 09/29/36 (f)	1,934	1,895
Series 2015-2A2-12R, REMIC, 0.63%, 12/03/37 (f)	2,300	2,081
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (h)	669	250
CSMC Trust
Series 2019-A1-RPL9, REMIC, 3.01%, 10/25/59 (f) (h)	2,505	2,510
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.31%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (h)	5,858	5,487
Series 2007-1A1-12, REMIC, 0.86%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (h)	123	120
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.91%, (1 Month USD LIBOR + 0.53%), 01/25/36 (f) (h)	2,825	2,813
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.11%, 08/25/34 (f)	41	39
Series 2004-5A-HYB7, REMIC, 2.66%, 11/20/34 (f)	12	12
Series 2004-2A1-HYB5, REMIC, 2.91%, 04/20/35 (f)	15	15
Dryden 46 Euro CLO 2016 B.V.
Series 2015-A1R-16A, 0.26%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,815	2,123
Eurosail PLC
Series 2007-A3A-3X, 1.03%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	932	1,285
Series 2007-A3C-3A, 1.03%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (f) (g)	321	442
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.43%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (h)	2,443	2,330
Series 2006-A2-FF17, REMIC, 0.24%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (h)	6,952	6,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
First NLC Trust
Series 2007-A1-1, REMIC, 0.19%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	242	153
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.23%, (3 Month GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	59	80
Series 2007-A2A-1, 0.21%, (3 Month GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	80	108
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.30%, (1 Month USD LIBOR + 0.18%), 09/25/46 (f) (h)	351	324
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (f) (h)	582	666
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	319	234
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	557	557
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.68%, 01/25/35 (f)	30	29
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 1.14%, (3 Month USD LIBOR + 0.92%), 04/20/27 (f)	481	481
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.19%, 04/19/34 (f)	86	84
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.30%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (h)	25	23
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.00%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	704
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.10%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	5,964	8,251
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 07/25/34 (f) (h)	133	131
Series 2005-M2-8, REMIC, 0.57%, (1 Month USD LIBOR + 0.45%), 02/25/36 (f) (h)	1,700	1,621
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.78%, (1 Month USD LIBOR + 0.66%), 10/25/35 (f) (h)	79	78
ICG US Clo 2020-1 Ltd
Series 2020-A1-1A, 1.60%, (3 Month USD LIBOR + 1.40%), 10/22/31 (f)	1,000	1,002
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	15	15
Series 2005-4A1-AR1, REMIC, 2.91%, 03/25/35 (f)	97	98
Series 2005-2A1-AR1, REMIC, 3.13%, 11/25/35 (f)	36	36
Series 2005-A1-16IP, REMIC, 0.76%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (h)	101	90
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.33%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (h)	67	65
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.27%, 07/25/35 (f)	51	51
Series 2005-2A1-A6, REMIC, 3.02%, 08/25/35 (f)	56	56
Series 2005-7A1-A6, REMIC, 3.16%, 08/25/35 (f)	84	80
Series 2005-4A1-A6, REMIC, 2.92%, 09/25/35 (f)	7	7
Series 2008-1A1-R2, REMIC, 3.06%, 07/27/37 (f)	280	273
Jamestown CLO V Ltd
Series 2014-AR-5A, 1.44%, (3 Month USD LIBOR + 1.22%), 01/19/27 (f)	1,284	1,284
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.33%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (d) (f)	971	1,136
KKR CLO 9 Ltd
Series AR2-9, 0.00%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	500	500
KVK CLO Ltd
Series 2013-AR-1A, 1.13%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	320	320
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.00%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	469
LCM XV LP
Series AR2-15A, 0.00%, 07/20/30 (f)	2,300	2,300
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/21 (h)	637	637
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.37%, (1 Month USD LIBOR + 0.25%), 08/25/47 (f) (h)	836	802
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.24%, (1 Month USD LIBOR + 1.13%), 10/15/23 (f)	2,700	2,700
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.24%, (1 Month USD LIBOR + 0.12%), 08/25/36 (f) (h)	467	235
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (f) (g)	600	706
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	800	938
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.05%, (3 Month USD LIBOR + 0.87%), 11/22/27 (f)	845	845
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	125	125
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.96%, 12/25/33 (f)	152	147
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (h)	61	60
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.43%, 02/25/34 (f)	80	79
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 1.92%, 02/25/33 (f)	47	45
Midocean Credit Clo VIII
Series 2018-A1R-8A, 0.00%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	900	900
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	520	537
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 07/25/34 (f) (h)	393	383
Series 2005-M2-HE2, REMIC, 0.78%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (h)	1,338	1,297
Series 2005-M3-HE5, REMIC, 0.79%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (h)	1,439	1,393
Series 2007-A1-HE6, REMIC, 0.18%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (h)	52	47
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.12%, (1 Month USD LIBOR + 1.01%), 12/25/34 (f) (h)	257	254
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.32%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,700	1,688
Navient Funding, LLC
Series 2004-A6B-3A, 0.77%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	2,473	2,465
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.88%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	304	299
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	2,696	2,798
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.88%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (h)	2,735	2,600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
OCP CLO Ltd
Series 2015-A1R-9A, 1.04%, (3 Month USD LIBOR + 0.80%), 07/15/27 (f) (g)	744	744
Series 2015-A1R-10A, 1.04%, (3 Month USD LIBOR + 0.82%), 10/26/27 (f) (g)	866	866
OZLM XVI Ltd
Series 2017-A1R-16A, 0.00%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,900	2,900
OZLM XXIII Ltd
Series 2019-A-23A, 1.71%, (3 Month USD LIBOR + 1.47%), 04/15/32 (f)	3,800	3,800
Palmer Square European Loan Funding 2020-2 Designated Activity Company
Series 2020-A-2A, 0.87%, 02/15/30, EUR (f) (g)	3,200	3,761
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3 Month EURIBOR + 0.79%), 08/04/28, EUR (f) (g)	655	769
Pretium Mortgage Credit Partners I 2020-RPL2, LLC
Series 2020-A1-RPL2, REMIC, 3.18%, 10/27/23 (h)	979	977
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.27%, 10/25/37 (f)	688	642
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 0.99%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (h)	1,213	1,196
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.75%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (h)	409	403
Series 2006-M1-KS3, REMIC, 0.61%, (1 Month USD LIBOR + 0.50%), 04/25/36 (f) (h)	939	924
Series 2006-A4-EMX4, REMIC, 0.58%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (h)	4,253	4,120
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	202	121
Residential Mortgage Securities 32 PLC
Series A-32A, 1.30%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,922	2,674
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.43%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (h)	621	601
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.41%, (1 Month USD LIBOR + 0.15%), 07/25/36 (f) (h)	434	219
Series 2006-A2C-HE1, REMIC, 0.44%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (h)	2,958	1,359
SLM Student Loan Trust
Series 2008-A-9, 1.72%, (3 Month USD LIBOR + 1.50%), 04/25/23 (f)	993	1,001
Sound Point Clo XV Ltd
Series 2017-ARR-1A, 0.00%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	1,200	1,200
Series 2017-AR-1A, 1.37%, (3 Month USD LIBOR + 1.15%), 01/23/29 (f)	1,200	1,200
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.32%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (h)	1,841	1,467
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (g)	125	126
SPSTC
Series 2020-A-1A, 1.62%, (3 Month USD LIBOR + 1.40%), 07/22/28 (f)	1,767	1,768
St. Paul's CLO III Designated Activity Company
Series AR1-4A, 0.85%, (3 Month EURIBOR + 0.85%), 04/25/30, EUR (f) (g)	850	997
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	203	205
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.77%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (h)	11	10
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.58%, 02/25/34 (f)	129	129
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.18%, (3 Month USD LIBOR + 0.95%), 07/14/26 (f)	711	711
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	25
TCW CLO 2020-1 Ltd
Series 2020-AR-1A, 1.27%, (3 Month USD LIBOR + 1.05%), 10/20/31 (f)	1,706	1,706
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 1.11%, (3 Month USD LIBOR + 0.87%), 10/15/27 (f)	99	99
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.42%, 07/25/36 (f)	3,372	3,112
Series 2005-A3-1, REMIC, 2.32%, 04/25/45 (f)	83	84
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.05%, (3 Month GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f) (h)	4,938	6,847
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.12%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	1,240	1,251
Tralee CLO III, LLC
Series 2014-AR-3A, 1.25%, (3 Month USD LIBOR + 1.03%), 10/20/27 (f)	996	996
Venture XX CLO Ltd
Series 2015-AR-20A, 1.06%, (3 Month USD LIBOR + 0.82%), 04/15/27 (f) (g)	2,756	2,757
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.12%, (3 Month USD LIBOR + 0.88%), 07/15/27 (f)	1,414	1,414
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 1.24%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	500	499
Voya CLO Ltd
Series 2014-A1R-3A, 0.94%, (3 Month USD LIBOR + 0.72%), 07/27/26 (f) (g)	485	485
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.71%, 06/25/33 (f)	59	58
Series 2003-2A-AR9, REMIC, 2.79%, 09/25/33 (f)	58	57
Series 2005-3A1-AR10, REMIC, 2.36%, 08/25/35 (f)	7	7
Series 2005-2A1-AR14, REMIC, 3.08%, 12/25/35 (f)	74	74
Series 2006-1A-AR9, REMIC, 1.26%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	1,309	1,234
Series 2007-1A-OA4, REMIC, 1.03%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	218	204
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.32%, 03/25/33 (f)	30	30
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.17%, (3 Month USD LIBOR + 0.95%), 07/16/27 (f) (g)	1,574	1,574
Total Non-U.S. Government Agency Asset-Backed Securities (cost $170,102)		171,721
CORPORATE BONDS AND NOTES 3.3%
Financials 2.0%
Ally Financial Inc.
4.25%, 04/15/21	50	50
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	58	61
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (d) (i) (j)	200	250
Banco Santander, S.A.
6.25%, (100, 09/11/21), EUR (d) (i) (j)	100	120
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,271
Cooperatieve Rabobank U.A.
6.63%, (100, 06/29/21), EUR (d) (i) (j)	1,200	1,427
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,069
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,131
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	434

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,637
JT International Financial Services B.V.
3.50%, 09/28/23 (d)	200	214
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (i) (j)	600	764
0.99%, (3 Month USD LIBOR + 0.80%), 06/21/21 (f) (j)	2,600	2,604
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	409
2.65%, 09/19/22 (g)	200	205
3.96%, 09/19/23 (g)	400	428
Syngenta Finance N.V.
3.93%, 04/23/21 (g) (k)	400	401
The Royal Bank of Scotland Group Public Limited Company
8.63%, (100, 08/15/21) (i) (j)	200	206
1.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (f) (j)	2,000	2,044
4.52%, 06/25/24 (j)	1,300	1,404
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,851
		32,980
Consumer Discretionary 0.5%
Daimler Finance North America LLC
3.75%, 11/05/21 (g)	800	816
McDonald's Corporation
0.65%, (3 Month USD LIBOR + 0.43%), 10/28/21 (f)	5,200	5,211
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (g)	200	201
2.80%, 01/13/22 (g)	1,900	1,930
		8,158
Energy 0.3%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	203
Petrobras Global Finance B.V.
5.09%, 01/15/30	4,043	4,196
		4,399
Information Technology 0.2%
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,419
VMware, Inc.
3.90%, 08/21/27	200	219
		3,638
Consumer Staples 0.2%
Danone
2.08%, 11/02/21 (g)	2,500	2,523
Industrials 0.1%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (d)	200	204
Equifax Inc.
3.60%, 08/15/21	900	911
Komatsu Finance America Inc.
2.44%, 09/11/22 (d)	400	410
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	41	43
4.50%, 03/15/23 (g)	200	209
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	102
		1,879
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	107
Southern California Edison Company
3.88%, 06/01/21	200	201
		308
Communication Services 0.0%
CC Holdings GS V LLC
3.85%, 04/15/23	200	213
Discovery Communications, LLC
2.95%, 03/20/23	53	55
		268
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	211
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	209
Total Corporate Bonds And Notes (cost $52,510)		54,573
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	709
Total Preferred Stocks (cost $500)		709
SHORT TERM INVESTMENTS 0.1%
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.05%, 07/06/21 (b) (l)	2,172	2,172
Total Short Term Investments (cost $2,172)		2,172
Total Investments 125.2% (cost $2,057,717)		2,074,769
Total Forward Sales Commitments 0.0% (proceeds $332)		(332)
Total Purchased Options 0.2% (cost $1,617)		2,993
Other Derivative Instruments 0.1%		1,757
Other Assets and Liabilities, Net (25.5)%		(422,079)
Total Net Assets 100.0%		1,657,108

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $11,025.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $58,993 and 3.6% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(l) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Treasury Inflation Indexed Securities (0.0%)
Treasury, United States Department of
0.13%, 07/15/30 (a)	(306)	(332)
Total Government And Agency Obligations (proceeds $332)		(332)
Total Forward Sales Commitments (0.0%) (proceeds $332)		(332)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Babson Euro CLO 2015-1 B.V., Series 2015-A1R-1A, 0.31%, 10/25/29	10/12/17	491	486	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	250	—
Banco Santander, S.A., 6.25% (callable at 100, 09/11/21)	01/16/19	113	120	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	201	204	—
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,179	4,848	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	8,697	10,177	0.6
Cooperatieve Rabobank U.A., 6.63% (callable at 100, 06/29/21)	09/05/18	1,392	1,427	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.03%, 06/13/45	06/29/16	1,137	1,285	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,721	4,836	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.23%, 06/18/38	04/09/19	75	80	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.21%, 03/18/39	04/09/19	102	108	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	492	666	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,846	5,368	0.3
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	205	214	—
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.33%, 07/12/28	09/15/17	1,160	1,136	0.1
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	410	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	764	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	02/02/21	27,353	27,110	1.6
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.05%, 10/20/51	03/22/19	6,520	6,847	0.4
		63,061	66,336	4.0

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	204	June 2021	EUR	27,534	(41)	27
Euro Bund	325	June 2021	EUR	55,847	(130)	(223)
United States 10 Year Ultra Bond	435	June 2021		63,940	(159)	(1,436)
United States 2 Year Note	46	July 2021		10,163	(2)	(9)
United States 5 Year Note	1,854	July 2021		231,006	(304)	(2,225)
					(636)	(3,866)
Short Contracts
Australia 10 Year Bond	(44)	June 2021	AUD	(6,059)	35	(14)
Australia 3 Year Bond	(72)	June 2021	AUD	(8,424)	7	(3)
Euro Buxl 30 Year Bond	(120)	June 2021	EUR	(25,159)	48	525
Euro Schatz	(1,870)	June 2021	EUR	(209,653)	99	32
Italy Government BTP Bond	(146)	June 2021	EUR	(21,885)	32	103
Italy Short Term Government BTP Bond	(40)	June 2021	EUR	(4,519)	—	(8)
Japan 10 Year Bond	(12)	June 2021	JPY	(1,811,106)	34	(26)
Long Gilt	(28)	June 2021	GBP	(3,613)	20	57
United States 10 Year Note	(861)	June 2021		(115,190)	215	2,452
United States Long Bond	(550)	June 2021		(88,455)	241	3,428
United States Ultra Bond	(139)	June 2021		(26,132)	190	943
					921	7,489

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	1	(8)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	19	(166)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	6	(66)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	11	(83)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(2)	(15)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(2)	46
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	1,100	—	22
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	7	91
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	(49)	(133)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Paying	3.22	(A)	03/15/22	GBP	4,800	3	(5)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	9	594
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	24,100	20	(345)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	13	(27)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	7,500	(15)	166
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	(17)	(562)
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	(12)	(54)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	(27)	(73)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	(21)	27
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(13)	(63)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(1)	(9)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(7)	(86)
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(9)	778
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	17
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	1	52
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	1	228
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	2	245
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	18	332
U.S. CPURNSA (A)	Paying	0.90	(A)	06/17/21		3,800	(16)	(94)
U.S. CPURNSA (A)	Paying	1.03	(A)	06/18/21		12,700	(54)	(301)
U.S. CPURNSA (A)	Paying	1.34	(A)	07/01/21		1,600	(5)	(39)
U.S. CPURNSA (A)	Paying	1.40	(A)	07/08/21		1,300	(4)	(31)
U.S. CPURNSA (A)	Paying	1.42	(A)	07/09/21		7,500	(23)	(180)
U.S. CPURNSA (A)	Paying	1.69	(A)	08/07/21		7,600	(18)	(167)
U.S. CPURNSA (A)	Paying	1.84	(A)	08/14/21		1,800	(4)	(35)
U.S. CPURNSA (A)	Paying	1.83	(A)	08/14/21		3,400	(8)	(67)
U.S. CPURNSA (A)	Paying	1.86	(A)	08/26/21		8,900	(19)	(157)
U.S. CPURNSA (A)	Paying	1.29	(A)	11/05/21		16,500	(25)	(262)
U.S. CPURNSA (A)	Paying	2.17	(A)	01/19/22		6,000	(3)	(39)
U.S. CPURNSA (A)	Paying	2.18	(A)	01/19/22		7,600	(4)	(48)
U.S. CPURNSA (A)	Paying	2.16	(A)	01/19/22		8,200	(5)	(54)
U.S. CPURNSA (A)	Paying	2.17	(A)	02/01/22		1,800	(1)	(12)
U.S. CPURNSA (A)	Paying	2.16	(A)	02/04/22		23,900	(7)	(159)
U.S. CPURNSA (A)	Paying	2.20	(A)	02/05/22		100	—	(1)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(6)	(1)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(4)	54
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(4)	66
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(2)	(245)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(8)	(974)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(1)	(263)
							(285)	(2,106)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	1.00	12/20/23	(700)	10	—	50

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Jun. 2021	1,000	EUR	114.50	05/21/21	—	5

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Jun. 2021	Call	149.00	05/21/21	861	—
United States 2 Year Note Future, Jun. 2021	Put	109.25	05/21/21	46	—
United States 5 Year Note Future, Jun. 2021	Put	117.00	05/21/21	700	5
United States 5 Year Note Future, Jun. 2021	Put	116.75	05/21/21	45	—
United States 5 Year Note Future, Jun. 2021	Put	110.50	05/21/21	560	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Jun. 2021	Call	220.00	05/21/21	450	—
					5

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 08/26/26	MSC	Call	70.00	08/24/21		67,600,000	62
6M EURIBOR, 11/08/52	BNP	Put	19.70	11/04/22	EUR	13,300,000	2,182
6M EURIBOR, 11/04/52	MSC	Put	19.00	11/02/22	EUR	4,600,000	744
							2,988

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.35, 12/20/25	BPC	Put	100.00	07/21/21		600,000	(2)
CDX.NA.HY.35, 12/20/25	CSI	Put	100.00	06/16/21		600,000	(1)
CDX.NA.HY.35, 12/20/25	GSC	Put	102.00	06/16/21		700,000	(2)
CDX.NA.HY.35, 12/20/25	JPM	Put	103.00	05/19/21		500,000	(1)
CDX.NA.HY.36, 06/20/26	BOA	Put	100.00	06/16/21		900,000	(3)
CDX.NA.IG.35, 12/20/25	BOA	Call	45.00	04/21/21		2,900,000	—
CDX.NA.IG.35, 12/20/25	BNP	Put	80.00	04/21/21		2,200,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	90.00	05/19/21		6,900,000	(1)
CDX.NA.IG.35, 12/20/25	BOA	Put	85.00	05/19/21		2,900,000	—
CDX.NA.IG.35, 12/20/25	BOA	Put	90.00	06/16/21		9,600,000	(2)
CDX.NA.IG.35, 12/20/25	BOA	Put	80.00	06/16/21		3,200,000	(1)
CDX.NA.IG.35, 12/20/25	CGM	Put	80.00	05/19/21		2,500,000	—
CDX.NA.IG.35, 12/20/25	CSI	Put	90.00	06/16/21		4,300,000	(1)
CDX.NA.IG.35, 12/20/25	DUB	Put	75.00	05/19/21		3,400,000	(1)
CDX.NA.IG.35, 12/20/25	DUB	Put	90.00	06/16/21		600,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	95.00	05/19/21		2,200,000	—
CDX.NA.IG.35, 12/20/25	GSC	Put	75.00	05/19/21		2,300,000	(1)
CDX.NA.IG.35, 12/20/25	GSC	Put	90.00	05/19/21		2,200,000	—
CDX.NA.IG.35, 12/20/25	JPM	Put	75.00	05/19/21		2,300,000	(1)
CDX.NA.IG.35, 12/20/25	MSC	Put	80.00	05/19/21		2,600,000	—
CDX.NA.IG.36, 06/20/26	CSI	Put	85.00	06/16/21		5,900,000	(3)
CDX.NA.IG.36, 06/20/26	GSC	Put	90.00	07/21/21		500,000	—
ITRAXX.EUR.34, 12/20/25	BCL	Call	40.00	07/21/21	EUR	3,100,000	(2)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	04/21/21	EUR	24,400,000	(2)
ITRAXX.EUR.34, 12/20/25	BCL	Put	80.00	06/16/21	EUR	2,200,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Put	85.00	06/16/21	EUR	2,100,000	(1)
ITRAXX.EUR.34, 12/20/25	BCL	Put	75.00	07/21/21	EUR	3,100,000	(3)
ITRAXX.EUR.34, 12/20/25	BOA	Put	80.00	04/21/21	EUR	2,500,000	—
ITRAXX.EUR.34, 12/20/25	BOA	Put	75.00	04/21/21	EUR	2,500,000	—
ITRAXX.EUR.34, 12/20/25	GSC	Put	75.00	07/21/21	EUR	2,200,000	(2)
							(31)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	—
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
							—
Interest Rate Swaptions
3M LIBOR, 08/26/26	MSC	Call	55.00	08/24/21		135,200,000	(60)
3M LIBOR, 10/01/31	DUB	Put	230.00	09/29/21		15,000,000	(134)
3M LIBOR, 10/01/31	JPM	Put	230.00	09/29/21		200,000	(2)
3M LIBOR, 10/01/31	MSC	Put	230.00	09/29/21		20,600,000	(185)
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(1,997)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(666)
							(3,044)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Call	102.08	04/07/21		100,000	—
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Call	101.88	04/07/21		100,000	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Put	99.88	04/07/21	400,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Put	101.48	04/07/21	300,000	(6)
Federal National Mortgage Association, Inc., 2.00%, 04/15/51	JPM	Put	100.08	04/07/21	400,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	101.44	05/06/21	700,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	101.89	05/06/21	400,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	101.43	05/06/21	200,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	100.45	05/06/21	300,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Call	101.39	05/06/21	400,000	—
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put	99.89	05/06/21	400,000	(3)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put	99.43	05/06/21	700,000	(7)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put	100.75	05/06/21	1,500,000	(21)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	JPM	Put	98.45	05/06/21	300,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 05/15/51	MSC	Put	99.39	05/06/21	400,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 06/15/51	JPM	Call	100.53	06/07/21	1,600,000	(3)
Federal National Mortgage Association, Inc., 2.00%, 06/15/51	JPM	Put	98.53	06/07/21	1,600,000	(8)
Federal National Mortgage Association, Inc., 2.50%, 05/15/51	JPM	Put	101.79	05/06/21	800,000	(2)
Federal National Mortgage Association, Inc., 2.50%, 06/15/48	JPM	Call	103.39	06/07/21	300,000	(2)
Federal National Mortgage Association, Inc., 2.50%, 06/15/48	JPM	Put	101.39	06/07/21	300,000	(1)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Put	103.88	06/07/21	800,000	(3)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Put	103.74	06/07/21	700,000	(2)
Ginnie Mae II, 2.00%, 05/15/51	JPM	Put	100.05	05/13/21	900,000	(5)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put	104.13	04/14/21	700,000	(7)
Government National Mortgage Association, 2.50%, 04/15/43	JPM	Put	103.78	04/14/21	1,800,000	(13)
						(91)

JNL/PIMCO Real Return Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	UBS	04/07/21	EUR	720	844	(15)
GBP/USD	SGB	04/06/21	GBP	848	1,169	(2)
RUB/USD	CIT	05/21/21	RUB	10,200	134	(3)
USD/AUD	BOA	04/07/21	AUD	(19,223)	(14,601)	351
USD/AUD	SCB	04/07/21	AUD	(140)	(106)	3
USD/CAD	JPM	04/07/21	CAD	(7,126)	(5,670)	(36)
USD/EUR	CSI	04/06/21	EUR	(1,850)	(2,169)	5
USD/EUR	UBS	04/07/21	EUR	(98,431)	(115,435)	2,742
USD/GBP	BCL	04/07/21	GBP	(255)	(352)	1
USD/GBP	JPM	04/07/21	GBP	(18,657)	(25,721)	294
USD/GBP	SCB	04/07/21	GBP	(363)	(501)	3
USD/JPY	CIT	04/07/21	JPY	(2,278,100)	(20,575)	816
USD/MXN	BNP	08/05/21	MXN	(13,287)	(641)	(18)
USD/NZD	MSC	04/07/21	NZD	(20,466)	(14,293)	603
USD/PEN	JPM	04/16/21	PEN	(3,436)	(918)	26
USD/PEN	BNP	05/12/21	PEN	(18,421)	(4,920)	63
USD/PEN	CIT	05/25/21	PEN	(6,549)	(1,749)	43
					(205,504)	4,876

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. TREASURY INFLATION INDEXED SECURITIES
Treasury, United States Department of, 0.13%, 04/15/22 (S)	Fixed Rate of 0.13% (S)	BNP	04/05/21	55,199	—	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 97.3%
Information Technology 17.1%
Ahead Data Blue, LLC
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/13/27 (a)	2,439	2,442
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	3,871	3,790
USD 2nd Lien Term Loan , 8.25%, (6 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	954
Altium Packaging LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 01/29/28 (a) (b)	4,257	4,207
AppLovin Corporation
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/18/25 - 07/13/26 (a) (b)	4,313	4,305
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	4,100	4,067
Avaya, Inc.
2021 Term Loan B2, 4.11%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	4,400	4,397
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	4,429	4,407
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	2,751	2,709
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.11%, (3 Month USD LIBOR + 4.00%), 04/17/25 (a)	2,194	2,192
Cardtronics USA, Inc.
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 06/25/27 (a)	1,659	1,655
Castle US Holding Corporation
USD Term Loan B, 3.95%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	2,726	2,692
CommScope, Inc.
2019 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/07/26 (a)	5,753	5,710
Cornerstone OnDemand, Inc.
Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/22/27 (a)	2,354	2,354
DCert Buyer, Inc.
2019 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	5,402	5,387
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,750	2,744
Endure Digital Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 01/27/28 - 01/29/28 (a) (b)	6,391	6,315
eResearch Technology, Inc.
Term Loan, 0.00%, 02/04/27 (a) (b)	2,850	2,851
Eta Australia Holdings III Pty Ltd
Term Loan, 4.11%, (3 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,845	2,823
EVO Payments International LLC
2018 1st Lien Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 12/22/23 (a)	2,656	2,647
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 11/29/25 (a)	1,077	1,012
2018 2nd Lien Term Loan, 8.36%, (3 Month USD LIBOR + 8.25%), 11/29/26 (a)	1,000	763
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.86%, (3 Month USD LIBOR + 2.75%), 07/27/25 (a)	3,104	3,089
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	2,100	2,098
Hyland Software, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/01/24 (a) (b)	500	499
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a) (b)	1,969	1,966
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	2,819	2,795
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.36%, (3 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,096	4,091
LogMeIn, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a) (b)	1,600	1,594
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a) (b)	4,115	4,101
MA FinanceCo., LLC
USD Term Loan B3, 2.86%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	537	531
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/24 (a) (b)	3,865	3,864
MH Sub I, LLC
2017 1st Lien Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	4,239	4,188
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.60%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	3,923	3,437
NCR Corporation
2019 Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	4,109	4,058
NeuStar, Inc.
2018 Term Loan B4, 4.50%, (3 Month USD LIBOR + 3.50%), 08/08/24 (a)	3,328	3,164
NIC Acquisition Corp.
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	4,500	4,496
Nielseniq
2021 USD Term Loan B, 4.10%, (3 Month USD LIBOR + 4.00%), 02/05/28 (a)	2,820	2,806
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 0.00%, 10/29/27 (a) (b)	83	83
2020 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/29/27 (a)	1,945	1,943
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (a) (b)	3,493	3,490
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (a) (b)	1,985	1,983
Presidio, Inc.
2020 Term Loan B, 3.72%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	5,754	5,733
Rackspace Hosting, Inc.
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	4,202	4,161
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (a) (b)	5,791	5,761
Rocket Software, Inc.
2018 Term Loan , 4.36%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	2,798	2,789
Seattle Spinco, Inc.
USD Term Loan B3, 2.86%, (3 Month USD LIBOR + 2.75%), 04/19/24 (a)	3,626	3,586
Severin Acquisition, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/15/25 (a) (b)	4,331	4,273
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 07/01/26 (a)	3,753	3,740
Solera, LLC
USD Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 03/03/23 (a)	4,287	4,259
Sophia, L.P.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	5,736	5,728
SurveyMonkey Inc.
2018 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	2,020	2,005

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Syncsort Incorporated
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/19/28 (a) (b)	2,557	2,536
Tech Data Corporation
ABL Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 06/30/25 (a)	5,796	5,808
ABL FILO Term Loan, 5.61%, (3 Month USD LIBOR + 5.50%), 06/30/25 (a)	1,409	1,412
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	5,447	5,442
TriTech Software Systems
2018 1st Lien Term Loan, 3.95%, (3 Month USD LIBOR + 3.75%), 08/16/25 (a)	2,749	2,622
Ultra Clean Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a) (b)	2,750	2,753
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	4,379	4,267
Virtusa Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/09/27 (a) (b)	2,750	2,752
WEX Inc.
Term Loan B3, 2.36%, (3 Month USD LIBOR + 2.25%), 05/17/26 (a)	2,597	2,585
Xperi Corporation
2020 Term Loan B, 4.11%, (3 Month USD LIBOR + 4.00%), 06/01/25 (a)	1,568	1,569
		198,480
Industrials 15.8%
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,692	1,462
Allegiant Travel Company
2020 Term Loan, 3.20%, (3 Month USD LIBOR + 3.00%), 02/05/24 (a)	1,381	1,368
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,361	4,351
American Airlines, Inc.
Repriced TL B due 2023, 0.00%, (1 Month USD LIBOR + 2.00%), 04/28/23 (a) (b)	1,895	1,803
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a) (b)	5,749	5,884
American Trailer World Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/17/28 (a) (b)	2,750	2,728
APi Group DE, Inc.
Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 09/25/26 (a)	2,449	2,435
Autokiniton US Holdings, Inc.
2018 Term Loan B, 6.48%, (1 Month USD LIBOR + 6.38%), 05/18/25 (a) (c)	1,663	1,659
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a) (b)	456	456
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 01/02/25 (a)	1,049	1,043
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,243	1,223
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	321	316
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 2.63%, (3 Month USD LIBOR + 2.50%), 08/09/25 (a)	3,713	3,696
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 08/01/25 (a)	3,809	3,774
Camelot U.S. Acquisition 1 Co.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 10/31/26 (a) (b)	2,600	2,578
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a) (b)	3,118	3,091
CNT Holdings I Corp
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.75%), 10/16/27 (a)	4,400	4,388
Convergint Technologies LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 - 03/04/26 (a) (b)	3,947	3,925
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	2,850	2,829
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	424	410
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	788	762
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.36%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a)	2,903	2,824
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	2,856	2,794
Encapsys, LLC
2020 Term Loan B2, 4.25%, (3 Month USD LIBOR + 3.25%), 11/07/24 (a)	3,215	3,213
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 07/25/24 (a)	1,004	1,000
EWT Holdings III Corp.
2020 Term Loan, 2.61%, (3 Month USD LIBOR + 2.50%), 12/20/24 (a)	3,335	3,317
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 03/22/28 (a) (b)	2,031	2,020
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	5,735	5,647
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 04/01/24 (a)	5,214	5,196
GFL Environmental Inc.
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 05/30/25 (a)	2,774	2,774
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	1,818	1,806
Harbor Freight Tools USA, Inc.
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.00%), 10/14/27 (a)	3,092	3,087
IBC Capital Limited
2018 1st Lien Term Loan, 3.94%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,571	3,537
Ineos Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/21/26 (a)	3,873	3,858
Infinite Bidco LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 02/25/28 (a)	4,399	4,362
Kenan Advantage Group, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (b)	4,309	4,278
MHI Holdings,LLC
Term Loan B, 5.11%, (3 Month USD LIBOR + 5.00%), 09/18/26 (a)	298	299
MX Holdings US, Inc.
2018 USD Term Loan B1C, 3.50%, (3 Month USD LIBOR + 2.75%), 06/18/25 (a)	2,632	2,630
Navistar International Corporation
2017 1st Lien Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 11/01/24 (a)	4,025	4,024
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/18/25 (a)	2,730	2,698
Pike Corporation
2021 Incremental Term Loan B, 3.13%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	2,807	2,795
Pods, Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/17/28 (a) (b)	4,183	4,160
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (a)	2,703	2,691

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (a)	901	897
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (a)	1,404	1,397
Protective Industrial Products, Inc
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a)	1,493	1,490
Resideo Funding Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a) (b)	479	477
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.36%, (3 Month USD LIBOR + 3.25%), 02/03/26 (a)	3,637	3,593
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/05/23 (a)	2,152	2,142
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 02/14/26 (a)	373	320
Sabre Industries, Inc.
2019 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 04/09/26 (a)	2,740	2,733
Service Logic Acquisition, Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	724	723
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	2,212	2,102
The Hillman Group, Inc.
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/16/25 (a)	3,503	3,497
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (b)	729	725
1st Lien Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.75%), 02/24/28 (a) (b)	3,591	3,570
Titan Acquisition Limited
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,747	5,622
TransDigm, Inc.
2020 Term Loan G, 2.36%, (3 Month USD LIBOR + 2.25%), 08/22/24 (a)	491	481
2020 Term Loan E, 2.36%, (3 Month USD LIBOR + 2.25%), 05/30/25 (a)	3,915	3,831
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 04/04/25 (a) (b)	2,000	1,989
2021 1st Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 04/04/25 (a) (b)	1,800	1,790
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 02/16/27 (a) (b)	2,000	1,990
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 05/16/24 (a) (b)	5,737	5,668
USIC Holdings, Inc.
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 12/09/23 (a)	2,851	2,834
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 02/28/24 (a)	2,839	2,822
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/21/22 (a)	3,367	3,367
Verra Mobility Corporation
2020 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	3,254	3,231
Vertiv Group Corporation
Term Loan B, 2.93%, (3 Month USD LIBOR + 2.75%), 02/11/27 (a)	4,342	4,305
Watlow Electric Manufacturing Company
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/18/28 (a) (b)	2,812	2,807
		183,594
Consumer Discretionary 14.4%
Adient US LLC
Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 05/03/24 (a)	2,747	2,743
Term Loan B, 4.44%, (3 Month USD LIBOR + 4.25%), 05/03/24 (a)	938	936
Allied Universal Holdco LLC
2019 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/18/26 (a)	3,367	3,356
Alterra Mountain Company
Term Loan B1, 2.86%, (1 Month USD LIBOR + 2.75%), 06/28/24 (a)	3,043	2,988
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 03/10/24 (a)	2,453	2,439
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	3,320	3,329
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (a)	5,951	5,954
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	3,344	3,292
Callaway Golf Company
Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,785	2,795
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 04/14/24 (a)	3,965	3,911
Clarios Global LP
2021 USD Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	2,950	2,917
Coinamatic Canada Inc.
CAD 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 05/13/22 (a)	316	314
Core & Main LP
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	3,465	3,449
Creative Artists Agency, LLC
2019 Term Loan B, 3.86%, (3 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,874	2,839
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a) (b)	4,176	4,130
Empire Today, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a) (b) (c)	2,875	2,861
Enterprise Development Authority
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a) (b)	2,842	2,849
Fitness International, LLC
2018 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 04/13/25 (a)	2,447	2,245
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 4.94%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,859	2,861
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	3,361	3,304
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	1,132	1,109
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,861	2,826
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 6.25%, (1 Month USD LIBOR + 4.00%), 05/21/25 (a)	2,894	2,887
International Textile Group, Inc.
1st Lien Term Loan, 5.26%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	1,257	1,177
IRB Holding Corp
2020 Term Loan B, 2.95%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	3,624	3,591
Janus International Group, LLC
2021 Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 02/12/25 (a)	4,332	4,320
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 09/29/23 (a)	1,964	1,955

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	1,091	1,057
Les Schwab Tire Centers
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/26/27 (a)	2,800	2,798
Lifetime Brands, Inc.
Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 03/13/25 (a)	640	635
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 03/13/25 (a)	1,601	1,589
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 08/29/25 (a)	2,619	2,540
Michaels Stores, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/17/27 (a)	2,602	2,598
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,434
New Constellis Borrower LLC
2020 Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 03/27/24 (a)	468	464
2020 2nd Lien PIK Term Loan, 12.00%, (3 Month USD LIBOR + 11.00%), 03/27/25 (a)	328	290
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	1,916	1,901
PetSmart, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a) (b)	2,916	2,909
Playa Resorts Holding B.V.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/07/24 (a) (b)	2,730	2,617
Proampac PG Borrower LLC
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 11/03/25 (a)	4,043	4,038
ProQuest LLC
2019 Term Loan, 3.36%, (3 Month USD LIBOR + 3.25%), 10/16/26 (a)	2,455	2,438
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (a)	4,264	4,282
Rodan & Fields, LLC
2018 Term Loan B, 4.11%, (3 Month USD LIBOR + 4.00%), 06/07/25 (a)	1,751	1,479
Scientific Games International, Inc.
2018 Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	3,908	3,830
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,595	2,991
SIWF Holdings Inc.
1st Lien Term Loan, 4.36%, (1 Month USD LIBOR + 4.25%), 05/25/25 (a)	3,382	3,364
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a) (b)	290	304
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a) (b)	4,013	3,976
SRAM, LLC
2018 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 03/15/24 (a)	2,503	2,505
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a) (b)	5,781	5,631
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.69%, (3 Month USD LIBOR + 3.50%), 06/29/25 (a)	1,995	1,996
Station Casinos LLC
2020 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.25%), 01/30/27 (a)	2,231	2,193
Tamko Building Products, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/15/26 (a) (b)	4,300	4,276
Tenneco, Inc.
2018 Term Loan B, 3.11%, (3 Month USD LIBOR + 3.00%), 10/01/25 (a)	3,334	3,243
TI Group Automotive Systems, L.L.C.
2020 USD Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/24 (a)	2,374	2,364
Trader Corporation
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,597
Truck Hero, Inc.
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/20/28 (a)	1,381	1,377
TruGreen Limited Partnership
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/19/26 (a)	1,847	1,844
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (a)	4,019	4,000
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 05/15/22 (a)	1,809	1,800
Weber-Stephen Products LLC
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/20/27 (a)	1,372	1,370
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 08/19/23 (a)	2,939	2,929
Wilsonart International Holdings LLC
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a) (b)	1,000	997
Zaxby's Operating Company LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/09/27 (a)	2,857	2,852
		167,885
Health Care 13.3%
Accelerated Health Systems, LLC
Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 11/02/25 (a)	3,059	3,040
ADMI Corp.
2018 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 04/06/24 (a)	2,319	2,283
2021 Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/27 (a) (b)	2,265	2,243
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 - 10/18/25 (a)	1,996	1,961
2020 Incremental Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 01/23/26 (a)	700	691
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,564	3,445
Aldevron, L.L.C.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.25%), 10/12/26 (a)	4,494	4,487
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 10/20/23 (a)	2,187	2,032
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/24 (a)	2,837	2,813
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	2,958	2,900
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a) (c)	1,396	1,393
Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a) (c)	4	3
Athenahealth, Inc.
2021 Term Loan B1, 4.45%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	3,553	3,556
ATI Holdings Acquisition, Inc.
2016 Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 05/10/23 (a)	3,391	3,387
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.86%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,163	3,064

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
2018 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	4,988	4,969
CCRR Parent, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/06/28 (a) (b)	2,875	2,879
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	4,795	4,788
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 06/07/23 (a)	4,110	4,094
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,699	3,698
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/12/24 (a)	2,132	2,120
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a) (b)	3,610	3,569
Ensemble RCM, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a) (b)	4,300	4,288
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	3,162	2,721
ExamWorks Group, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 07/27/23 (a)	3,549	3,544
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a) (b)	2,843	2,829
Gentiva Health Services, Inc.
2020 Term Loan, 0.00%, (1 Month USD LIBOR + 2.75%), 07/02/25 (a) (b)	3,860	3,833
Global Medical Response, Inc.
2020 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 09/24/25 (a)	4,059	4,043
Kindred Healthcare LLC
2018 1st Lien Term Loan, 4.62%, (1 Month USD LIBOR + 4.50%), 06/21/25 (a)	2,737	2,737
Kodiak Building Partners Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a) (b)	2,875	2,857
Milano Acquisition Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a) (b)	2,900	2,885
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 06/07/23 (a)	4,212	4,187
National Mentor Holdings Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a) (b)	164	162
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a) (b)	5,027	4,993
1st Lien Term Loan C, 0.00%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a) (b)	168	166
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 06/01/25 (a)	2,288	2,284
Parexel International Corporation
Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 08/06/24 (a)	2,832	2,797
Phoenix Guarantor Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 03/05/26 (a) (b)	1,900	1,883
2020 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 03/05/26 (a)	4,154	4,104
Pluto Acquisition I, Inc.
2020 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 5.00%), 06/22/26 (a) (c)	539	539
PPD, Inc.
Initial Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 01/06/28 (a)	918	913
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,954	1,937
2018 1st Lien Term Loan B, 5.29%, (3 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,675	1,661
RadNet, Inc.
Reprice Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 06/30/23 (a)	2,749	2,749
Reprice Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 06/30/23 (a)	45	45
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,796	4,782
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	4,335	4,306
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 06/18/24 (a)	3,139	3,105
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	3,551	3,294
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 06/16/24 (a)	3,238	3,194
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/12/26 (a)	4,328	4,300
Upstream Newco, Inc.
2019 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 10/21/26 (a)	1,881	1,875
US Radiology Specialists, Inc.
2020 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	1,158	1,159
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a) (b)	3,442	3,390
Zelis Healthcare Corporation
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a) (b)	4,370	4,350
		155,327
Financials 10.4%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,086	4,032
Advisor Group, Inc.
2021 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	3,551	3,547
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 02/04/28 (a)	4,559	4,539
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 05/07/25 (a)	4,305	4,248
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 02/16/28 (a)	2,288	2,269
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	405	402
Aretec Group, Inc.
2018 Term Loan , 4.36%, (3 Month USD LIBOR + 4.25%), 08/15/25 (a)	3,764	3,756
AssuredPartners, Inc.
2020 Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	3,818	3,772
Asurion LLC
2020 Term Loan B8, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/23 (a) (b)	1,900	1,887
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a) (b)	5,108	5,072
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (3 Month USD LIBOR + 1.75%), 01/15/25 (a)	2,191	2,182
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	5,739	5,607
Blackstone CQP Holdco LP
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 05/29/24 (a)	4,312	4,299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Citadel Securities LP
2021 Term Loan B, 2.61%, (3 Month USD LIBOR + 2.50%), 02/01/28 (a)	2,988	2,953
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/05/27 (a)	1,430	1,430
Eagle Broadband Investments LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (a)	2,095	2,088
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.11%, (3 Month USD LIBOR + 3.00%), 06/26/25 (a)	4,143	4,116
Endure Digital
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 01/29/28 (a) (b)	513	507
First American Payment Systems, L.P.
2020 Term Loan B, 5.24%, (3 Month USD LIBOR + 5.00%), 02/24/27 (a) (c)	881	874
First Eagle Holdings, Inc.
2020 Term Loan B, 2.70%, (3 Month USD LIBOR + 2.50%), 02/02/27 (a)	3,238	3,192
Garrett LX III S.a r.l.
2018 USD Term Loan B, 5.75%, (PRIME + 2.50%), 09/22/25 (a)	3,952	3,952
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (a) (b)	3,482	3,431
Huson River Trading LLC
2021 Term Loan, 3.14%, (3 Month USD LIBOR + 3.00%), 03/17/28 (a)	5,189	5,137
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,390	3,391
ION Trading Finance Limited
USD Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a) (b)	5,560	5,553
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 11/21/24 (a)	2,887	2,885
iStar, Inc.
2016 Term Loan B, 2.85%, (3 Month USD LIBOR + 2.75%), 06/28/23 (a)	1,344	1,341
2016 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 06/28/23 (a)	742	740
Jane Street Group, LLC
2021 Term Loan, 2.86%, (3 Month USD LIBOR + 2.75%), 01/21/28 (a)	5,335	5,273
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/20/25 (a)	1,370	1,347
LSF11 Skyscraper Holdco S.a r.l.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a) (b)	2,875	2,868
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 01/15/25 (a)	1,796	1,788
Nuvei Technologies Corp.
USD Term Loan , 4.75%, (3 Month USD LIBOR + 4.00%), 09/29/25 (a) (c)	349	349
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,925	2,905
Ryan Specialty Group, LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 07/23/27 (a)	2,858	2,853
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a) (b)	5,753	5,671
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	4,573	4,482
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/08/23 (a)	2,849	2,779
VFH Parent LLC
2019 Term Loan B, 3.11%, (3 Month USD LIBOR + 3.00%), 03/02/26 (a)	3,659	3,646
		121,163
Communication Services 9.6%
Adevinta ASA
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/01/27 (a) (b)	2,600	2,598
Alchemy Copyrights, LLC
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 08/05/27 (a)	711	711
Altice Financing S.A.
2017 USD Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,522	2,468
USD 2017 1st Lien Term Loan, 2.95%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,176	1,152
Altice France S.A.
USD Term Loan B12, 3.79%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,455	3,420
2018 Term Loan B13, 4.20%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	3,147	3,136
Cablevision Lightpath LLC
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,743	2,736
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (a)	2,898	2,864
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1 Month USD LIBOR + 3.25%), 10/02/24 (a)	2,925	2,920
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	1,683	1,676
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (a)	1,020	1,019
CSC Holdings, LLC
2018 Incremental Term Loan, 2.36%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	915	902
2019 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 04/15/27 (a)	446	440
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	3,030	2,068
Entercom Media Corp.
2019 Term Loan, 2.61%, (3 Month USD LIBOR + 2.50%), 11/18/24 (a)	2,075	2,026
Frontier Communications Corp.
2020 DIP Exit Term Loan, 5.75%, (1 Month USD LIBOR + 4.75%), 10/01/27 (a)	2,027	2,019
GoodRx, Inc.
1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	2,883	2,871
Gray Television, Inc.
2018 Term Loan C, 2.62%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	4,205	4,174
Hargray Communications Group, Inc.
2017 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 03/23/24 (a)	2,876	2,870
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	491	484
iHeartMedia, Inc.
2020 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 05/01/26 (a)	1,985	1,986
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (a)	491	497
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,317
Iridium Satellite LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 11/04/26 (a)	4,497	4,505
LCPR Loan Financing LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/25/28 (a) (b)	250	250
Maxar Technologies Ltd.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/07/24 (a)	3,424	3,380
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 10/27/24 (a)	3,403	3,394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
NASCAR Holdings Inc.
Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 07/26/26 (a)	198	196
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.62%, (3 Month USD LIBOR + 2.50%), 07/15/26 (a)	2,117	2,099
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (3 Month USD LIBOR + 3.75%), 06/06/25 (a)	2,351	2,355
PUG LLC
USD Term Loan , 3.61%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,575	3,445
Radiate Holdco, LLC
2020 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 09/10/26 (a)	4,384	4,379
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	2,952	2,725
Sinclair Television Group Inc.
Term Loan B2, 2.36%, (3 Month USD LIBOR + 2.25%), 01/06/24 (a)	3,336	3,310
Telesat Canada
Term Loan B5, 2.86%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	2,825	2,713
Terrier Media Buyer, Inc.
2021 Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,301	4,258
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 03/15/26 (a)	3,892	3,886
UPC Broadband Holding B.V.
2020 USD Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.50%), 01/19/29 (a) (b)	2,173	2,166
2020 USD Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.50%), 01/31/29 (a) (b)	2,173	2,166
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 3.86%, (3 Month USD LIBOR + 3.75%), 12/15/23 - 12/16/23 (a)	2,629	2,609
Virgin Media Bristol LLC
USD Term Loan N, 2.51%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	6,090	6,030
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (a)	5,672	5,622
Ziggo Financing Partnership
USD Term Loan I, 2.61%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	4,316	4,269
		112,111
Materials 9.5%
Asplundh Tree Expert, LLC
Term Loan B, 1.86%, (3 Month USD LIBOR + 2.50%), 08/19/27 (a)	1,895	1,889
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1 Month USD LIBOR + 2.25%), 09/22/24 (a)	2,739	2,738
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a) (b)	4,270	4,242
Charter NEX US, Inc.
2020 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	2,867	2,871
Composite Resins Holding B.V.
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 06/27/25 (a) (c)	3,205	3,201
Diamond (BC) B.V.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 07/24/24 (a)	3,557	3,536
Element Solutions Inc.
2019 Term Loan B1, 2.11%, (3 Month USD LIBOR + 2.00%), 01/31/26 (a)	1,852	1,840
Ferro Corporation
2018 USD Term Loan B1, 2.45%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	1,306	1,296
2018 USD Term Loan B2, 2.45%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	672	668
2018 USD Term Loan B3, 2.45%, (3 Month USD LIBOR + 2.25%), 02/14/24 (a)	658	653
Flex Acquisition Company, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	6,887	6,793
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	2,750	2,735
GYP Holdings III Corp.
2018 Term Loan B, 2.86%, (3 Month USD LIBOR + 2.75%), 05/15/25 (a)	3,689	3,668
Hexion Inc.
USD Exit Term Loan, 3.70%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	3,960	3,958
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a) (b)	5,748	5,726
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.61%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a)	3,715	3,654
Messer Industries GmbH
2018 USD Term Loan, 2.70%, (3 Month USD LIBOR + 2.50%), 10/10/25 (a)	3,734	3,701
Momentive Performance Materials Inc.
Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 04/18/24 (a)	975	958
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	4,300	4,250
Perstorp Holding AB
USD Term Loan B, 4.95%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a)	2,950	2,815
Plaze, Inc.
2019 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 08/01/26 (a)	3,811	3,761
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/20/25 (a)	2,786	2,710
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 03/22/26 (a)	250	237
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.86%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	4,273	4,242
2018 1st Lien Term Loan, 4.86%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	32	31
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.21%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,754	1,591
Pretium PKG Holdings, Inc.
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/30/27 (a)	2,040	2,034
Pro Mach Group, Inc.
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/07/25 (a)	984	964
Third Amendment Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/07/25 (a)	474	471
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 2.61%, (3 Month USD LIBOR + 2.50%), 11/03/23 (a)	4,209	4,176
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.19%, (3 Month USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,152	3,139
Starfruit Finco B.V
2018 USD Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 09/20/25 (a)	6,896	6,785
Tosca Services, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/27 (a)	2,877	2,877
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a) (b)	35	35
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/29/28 (a) (b)	4,669	4,620
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3 Month USD LIBOR + 3.00%), 10/05/24 (a)	2,750	2,720
Tronox Finance LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 09/11/24 (a) (b)	2,934	2,916

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Term Loan B, 0.00%, (1 Month USD LIBOR + 2.50%), 09/11/24 (a) (b)	708	704
Wilsonart LLC
2017 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/23 (a)	4,083	4,071
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	772	762
		110,038
Consumer Staples 5.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 09/19/25 (a) (b)	4,379	4,371
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,758	2,744
CHG PPC Parent LLC
2018 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/16/25 (a)	3,924	3,865
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 03/22/24 (a)	2,641	2,639
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	1,300	1,293
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.80%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	4,282	4,236
Hostess Brands, Inc.
2019 Term Loan, 3.00%, (3 Month USD LIBOR + 2.25%), 08/03/25 (a)	3,870	3,847
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a) (b)	2,662	2,663
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a)	2,864	2,849
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (a)	1,727	1,735
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 09/15/27 (a) (b)	5,774	5,761
Sigma Bidco B.V.
2018 USD Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a) (b)	5,710	5,625
Triton Water Holdings, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a) (b)	4,288	4,268
United Natural Foods, Inc.
Term Loan B, 3.61%, (1 Month USD LIBOR + 3.50%), 10/22/25 (a)	2,301	2,298
US Foods, Inc.
2016 Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 06/27/23 (a)	2,332	2,299
UTZ Quality Foods, LLC
2021 Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 01/13/28 (a)	3,150	3,142
Verscend Holding Corp.
2018 Term Loan B, 4.61%, (3 Month USD LIBOR + 4.50%), 08/08/25 (a)	5,121	5,115
		58,750
Energy 1.4%
EG America LLC
2018 USD Term Loan, 4.20%, (3 Month USD LIBOR + 4.00%), 06/30/25 (a)	2,761	2,714
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a) (b)	100	99
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (a)	2,758	2,687
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 10/31/24 (a)	2,743	2,714
Natgasoline LLC
Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,893	2,864
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (a)	5,674	5,620
		16,698
Utilities 0.7%
Calpine Corporation
2020 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,702	1,690
Helix Gen Funding, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/02/24 (a)	2,563	2,527
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	4,331	4,321
		8,538
Total Senior Floating Rate Instruments (cost $1,141,093)		1,132,584
INVESTMENT COMPANIES 4.7%
Invesco Senior Loan ETF	312	6,905
iShares Broad USD High Yield Corporate Bond ETF	400	16,476
SPDR Blackstone/ GSO Senior Loan ETF	687	31,423
Total Investment Companies (cost $55,001)		54,804
CORPORATE BONDS AND NOTES 2.3%
Health Care 0.5%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	1,688	1,792
5.25%, 02/15/31 (d)	1,630	1,623
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,004	1,030
6.13%, 10/01/28 (d)	1,575	1,641
		6,086
Communication Services 0.4%
CSC Holdings, LLC
4.63%, 12/01/30 (d)	1,600	1,574
Lamar Media Corp.
4.88%, 01/15/29	838	877
TEGNA Inc.
5.00%, 09/15/29	1,250	1,296
Telesat Canada
6.50%, 10/15/27 (d)	1,680	1,681
		5,428
Consumer Staples 0.4%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	1,625	1,705
Pilgrim's Pride Corporation
5.88%, 09/30/27 (d)	1,250	1,339
Vector Group Ltd.
5.75%, 02/01/29 (d)	1,635	1,685
		4,729
Materials 0.4%
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	1,008	1,038
NOVA Chemicals Corporation
5.25%, 06/01/27 (d)	1,620	1,700
The Chemours Company
5.75%, 11/15/28 (d)	1,618	1,705
		4,443
Financials 0.4%
Navient Corporation
6.75%, 06/15/26	1,250	1,355
SLM Corporation
5.63%, 08/01/33	1,800	1,687
Springleaf Finance Corporation
8.88%, 06/01/25	1,117	1,238
		4,280
Consumer Discretionary 0.1%
Dana Corporation
5.63%, 06/15/28	1,250	1,337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (d)	983	1,036
Total Corporate Bonds And Notes (cost $26,902)		27,339
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 1.87%, (3 Month USD LIBOR + 1.65%), 04/18/31 (a)	2,000	2,000
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 1.84%, (3 Month USD LIBOR + 1.60%), 07/15/32 (a)	834	835
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 1.69%, (3 Month USD LIBOR + 1.45%), 07/15/30 (a)	875	875
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 1.87%, (3 Month USD LIBOR + 1.65%), 04/21/31 (a)	958	958
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 1.89%, (3 Month USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,166
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,824)		6,834
COMMON STOCKS 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	202
iHeartMedia, Inc. - Class A (e)	48	868
		1,070
Financials 0.1%
AFGlobal Corporation (f) (g)	39	862
Freedom Group Inc. (c) (e)	57	—
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e) (f)	21	103
Energy 0.0%
Vantage Drilling International (e)	—	1
Health Care 0.0%
Envigo RMS Holding Corp. (e) (f)	8	—
Total Common Stocks (cost $7,579)		2,036
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	2
Alliance Healthcare Services (e) (f)	—	—
Total Warrants (cost $0)		2
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (e) (f) (h)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.00% (i) (j)	25,154	25,154
Total Short Term Investments (cost $25,154)		25,154
Total Investments 107.3% (cost $1,262,553)		1,248,753
Other Assets and Liabilities, Net (7.3)%		(85,053)
Total Net Assets 100.0%		1,163,700

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $19,549 and 1.7% of the Fund.

(e) Non-income producing security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	862	0.1

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Convergint Technologies LLC - Term Loan	137	(1)
National Mentor Holdings Inc. - 1st Lien Term Loan	389	(1)
OneDigital Borrower LLC - 2020 Delayed Draw Term Loan	109	3
Service Logic Acquisition, Inc - Delayed Draw Term Loan	177	2
TricorBraun Holdings, Inc. - 2021 Delayed Draw Term Loan	1,015	(8)
	1,827	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 91.1%
Communication Services 16.0%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	7,364	7,652
Altice Financing S.A.
5.00%, 01/15/28 (a)	2,343	2,313
Altice France Holding S.A.
5.13%, 01/15/29 (a)	424	429
Altice France S.A.
7.38%, 05/01/26 (a)	12,380	12,877
6.00%, 02/15/28 (a)	2,206	2,176
CB Escrow Corp.
8.00%, 10/15/25 (a)	5,676	6,035
CBS Radio Inc.
7.25%, 11/01/24 (a) (b)	4,695	4,869
CCO Holdings, LLC
5.88%, 05/01/27 (a)	12,802	13,222
5.00%, 02/01/28 (a)	3,293	3,483
5.38%, 06/01/29 (a)	14,979	16,109
4.50%, 05/01/32 (a)	3,628	3,673
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,480
7.60%, 09/15/39	903	1,034
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,347
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,776	4,733
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	1,336	1,393
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	7,530	8,078
CSC Holdings, LLC
5.50%, 04/15/27 (a)	8,876	9,319
7.50%, 04/01/28 (a)	4,621	5,095
6.50%, 02/01/29 (a)	2,922	3,228
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	9,806	9,989
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,692
6.63%, 08/15/27 (a) (b)	3,848	2,051
DISH DBS Corporation
5.88%, 11/15/24	5,101	5,338
7.75%, 07/01/26	5,020	5,542
Embarq Corporation
8.00%, 06/01/36	2,890	3,324
Entercom Communications Corp.
6.75%, 03/31/29 (a)	5,234	5,443
Frontier Communications Corporation
5.88%, 10/15/27 (a)	433	459
5.00%, 05/01/28 (a)	3,082	3,137
6.75%, 05/01/29 (a)	4,627	4,876
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	3,014
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,367
8.38%, 05/01/27	9,254	9,926
5.25%, 08/15/27 (a)	991	1,020
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,304
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,184	7,659
5.13%, 07/15/29 (a)	4,646	4,741
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	7,541	7,758
3.63%, 01/15/29 (a)	4,731	4,588
Liberty Media Corporation
8.25%, 02/01/30	6,041	6,933
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,931
6.50%, 05/15/27 (a)	1,159	1,286
3.75%, 01/15/28 (a)	1,348	1,329
MDC Partners Inc.
7.50%, 05/01/24 (a) (c)	9,579	9,712
Netflix, Inc.
4.88%, 04/15/28	2,678	3,030
5.88%, 11/15/28	1,509	1,826
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	2,821	2,960
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	5,055
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	6,680	7,053
Sprint Corporation
7.13%, 06/15/24	14,000	16,166
6.88%, 11/15/28	1,622	2,044
SSL Robotics LLC
9.75%, 12/31/23 (a)	1,176	1,322
TEGNA Inc.
5.00%, 09/15/29	4,635	4,807
Telecom Italia SpA
6.00%, 09/30/34	4,354	4,937
Telesat Canada
6.50%, 10/15/27 (a)	5,671	5,676
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,891	7,413
T-Mobile USA, Inc.
3.38%, 04/15/29	4,669	4,724
Univision Communications Inc.
6.63%, 06/01/27 (a)	4,655	4,972
Virgin Media Finance PLC
5.00%, 07/15/30 (a)	1,275	1,279
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	2,303	2,324
		295,552
Energy 14.2%
Aethon United BR LP
8.25%, 02/15/26 (a)	7,257	7,498
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	2,673
7.88%, 05/15/26 (a)	3,017	3,244
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	8,781	8,944
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,594	2,593
8.25%, 12/31/28 (a)	1,900	1,978
Baytex Energy Corp.
8.75%, 04/01/27 (a)	5,059	4,599
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,261
Buckeye Partners, L.P.
5.85%, 11/15/43	1,728	1,683
5.60%, 10/15/44	1,477	1,423
California Resources Corporation
7.13%, 02/01/26 (a)	4,675	4,758
Callon Petroleum Company
6.38%, 07/01/26	5,744	4,539
Cheniere Energy Partners, L.P.
4.00%, 03/01/31 (a)	1,349	1,375
Cheniere Energy, Inc.
5.63%, 10/01/26	7,696	8,052
4.63%, 10/15/28 (a)	4,680	4,877
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,700
6.38%, 06/15/26 (a)	1,479	1,492
Continental Resources, Inc.
4.50%, 04/15/23	820	846
3.80%, 06/01/24	3,342	3,439
5.75%, 01/15/31 (a)	1,839	2,071
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	173
5.50%, 01/30/26 (a)	3,013	3,132
5.75%, 01/30/28 (a)	2,883	3,045
Energean Israel Finance Ltd
4.88%, 03/30/26	4,767	4,773

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Energy Transfer LP
6.63%, (100, 02/15/28) (d)	1,565	1,384
6.75%, (100, 05/15/25) (d)	3,033	2,914
7.13%, (100, 05/15/30) (d)	2,228	2,160
5.25%, 04/15/29	2,749	3,134
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,794
6.50%, 07/01/27 (a)	2,452	2,665
4.75%, 01/15/31 (a)	4,760	4,619
6.50%, 07/15/48	2,782	2,776
EQT Corporation
3.90%, 10/01/27	2,588	2,640
5.00%, 01/15/29	1,102	1,179
8.50%, 02/01/30 (c) (e)	1,800	2,295
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	2,447	2,477
Husky Energy Inc.
13.00%, 02/15/25 (a) (f)	8,017	8,752
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,778	2,870
7.13%, 02/01/27 (a)	3,364	3,518
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,760
5.88%, 12/01/27	3,879	3,805
Nabors Industries Ltd
7.50%, 01/15/28 (a)	3,388	2,783
Newfield Exploration Co.
5.63%, 07/01/24	5,038	5,534
NuStar Logistics, L.P.
6.00%, 06/01/26	3,604	3,889
5.63%, 04/28/27	3,171	3,319
6.38%, 10/01/30	4,686	5,069
Occidental Petroleum Corporation
2.70%, 02/15/23	1,430	1,425
6.95%, 07/01/24	6,706	7,376
2.90%, 08/15/24	1,625	1,607
3.50%, 06/15/25	2,210	2,187
3.20%, 08/15/26	4,738	4,546
8.88%, 07/15/30	2,690	3,393
6.13%, 01/01/31	2,840	3,131
7.50%, 05/01/31	3,368	3,928
6.45%, 09/15/36	7,928	8,735
7.95%, 06/15/39	1,858	2,187
4.30%, 08/15/39	5,744	4,873
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	3,047
PBF Holding Company LLC
9.25%, 05/15/25 (a)	2,806	2,866
6.00%, 02/15/28	3,145	2,323
Precision Drilling Corporation
7.13%, 01/15/26 (a)	2,879	2,792
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	2,627	2,665
SM Energy Company
6.63%, 01/15/27	6,568	6,037
Southwestern Energy Company
7.50%, 04/01/26 (b)	3,652	3,866
7.75%, 10/01/27	3,076	3,290
8.38%, 09/15/28	2,338	2,567
Targa Resource Corporation
5.00%, 01/15/28	2,663	2,771
5.50%, 03/01/30	8,019	8,419
4.88%, 02/01/31 (a)	925	937
4.00%, 01/15/32 (a)	2,548	2,404
Transocean Inc
11.50%, 01/30/27 (a)	2,413	2,068
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,825	4,566
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,743
Western Midstream Operating, LP
6.50%, 02/01/50 (c) (e)	5,663	6,119
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (g) (h) (i)	5,000	—
		261,372
Consumer Discretionary 14.2%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	3,251	3,360
Beazer Homes USA, Inc.
5.88%, 10/15/27	3,923	4,064
Carnival Corporation
11.50%, 04/01/23 (a)	6,670	7,613
7.63%, 03/01/26 (a)	3,101	3,334
5.75%, 03/01/27 (a)	4,418	4,535
Dana Corporation
5.38%, 11/15/27	1,341	1,412
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	6,951	7,649
Ford Motor Company
8.50%, 04/21/23	2,174	2,424
9.00%, 04/22/25	2,174	2,632
4.35%, 12/08/26	1,000	1,052
6.63%, 10/01/28	2,809	3,251
9.63%, 04/22/30	2,174	3,037
7.45%, 07/16/31	2,753	3,464
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	4,581	4,845
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	6,450
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (f)	1,577	1,719
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a)	6,000	6,248
International Game Technology PLC
4.13%, 04/15/26 (a)	1,231	1,261
5.25%, 01/15/29 (a)	2,010	2,096
IRB Holding Corp.
6.75%, 02/15/26 (a)	3,813	3,945
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	2,867	2,868
KB Home
4.80%, 11/15/29	3,767	3,954
L Brands, Inc.
7.50%, 06/15/29	4,053	4,606
6.63%, 10/01/30 (a)	4,275	4,880
6.88%, 11/01/35	4,284	5,088
Life Time, Inc.
5.75%, 01/15/26 (a)	4,726	4,863
8.00%, 04/15/26 (a)	2,895	2,982
M.D.C. Holdings, Inc.
3.85%, 01/15/30	2,990	3,134
6.00%, 01/15/43 (e)	3,000	3,789
Macy's, Inc.
8.38%, 06/15/25 (a)	6,782	7,513
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	1,723	1,833
6.50%, 09/15/26	3,700	3,863
Mattel, Inc.
5.88%, 12/15/27 (a)	3,639	3,994
MCE Finance Limited
5.38%, 12/04/29 (a)	915	960
Meritage Homes Corporation
3.88%, 04/15/29 (a)	3,507	3,507
MGM China Holdings Limited
4.75%, 02/01/27 (a)	2,548	2,583
MGM Resorts International
5.50%, 04/15/27	2,800	3,010
Michaels Stores, Inc.
8.00%, 07/15/27 (a)	3,905	4,321
4.75%, 10/01/27 (a)	3,658	3,983
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,257
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,182	3,218
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	2,480	2,535
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,647

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,918	7,479
PM General Purchaser LLC
9.50%, 10/01/28 (a)	4,620	4,933
QVC, Inc.
5.45%, 08/15/34	6,155	6,217
Rent-A-Center, Inc.
6.38%, 02/15/29 (a)	2,783	2,948
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,976
9.13%, 06/15/23 (a)	2,600	2,863
5.50%, 04/01/28 (a)	2,477	2,490
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	1,781	1,844
8.25%, 03/15/26 (a)	8,147	8,760
7.00%, 05/15/28 (a)	1,000	1,069
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	6,719	6,818
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	4,266
10.75%, 04/15/27 (a)	6,611	6,530
Station Casinos LLC
4.50%, 02/15/28 (a)	3,313	3,304
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	6,088
Studio City Finance Limited
6.50%, 01/15/28 (a)	4,501	4,828
5.00%, 01/15/29 (a)	1,494	1,500
Tenneco Inc.
5.00%, 07/15/26 (b)	3,999	3,788
7.88%, 01/15/29 (a)	749	840
5.13%, 04/15/29 (a)	4,738	4,676
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	6,270	6,205
Wyndham Destinations, Inc.
5.65%, 04/01/24 (c) (e)	5,000	5,423
6.63%, 07/31/26 (a)	2,456	2,787
6.00%, 04/01/27 (c) (e)	640	709
		261,120
Financials 11.0%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	7,174
Citigroup Inc.
5.00%, (100, 09/12/24) (d)	5,806	5,984
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (d)	3,695	3,732
6.25%, (100, 12/18/24) (a) (d) (j)	4,007	4,278
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (j)	2,300	2,218
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,182
8.50%, 10/30/25 (a)	4,993	5,318
FirstCash, Inc.
4.63%, 09/01/28 (a)	3,099	3,165
Ford Motor Credit Company LLC
3.09%, 01/09/23	1,640	1,668
3.66%, 09/08/24	2,280	2,348
4.06%, 11/01/24	2,333	2,446
5.13%, 06/16/25	2,122	2,291
4.27%, 01/09/27	2,500	2,594
4.13%, 08/17/27	1,930	1,989
4.00%, 11/13/30	2,300	2,282
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	8,316	8,709
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,715
Icahn Enterprises L.P.
4.75%, 09/15/24	3,228	3,354
6.25%, 05/15/26	9,579	10,073
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (f)	1,263	1,286
JPMorgan Chase & Co.
5.00%, (100, 08/01/24) (d)	5,380	5,562
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	2,280	2,353
5.88%, 11/01/24 (a)	7,146	7,356
5.50%, 04/15/29 (a)	9,319	9,310
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,727
Markel Corporation
6.00%, (100, 06/01/25) (d)	4,346	4,725
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 04/15/21) (d) (k)	2,971	2,972
Navient Corporation
7.25%, 09/25/23	5,433	5,884
5.88%, 10/25/24	4,383	4,619
6.75%, 06/25/25 - 06/15/26	5,145	5,584
4.88%, 03/15/28	2,004	1,962
NFP Corp.
6.88%, 08/15/28 (a)	9,042	9,381
Nordic Aviation Capital
5.04%, 02/27/24 (f) (i) (l)	2,556	1,680
7.08%, 03/14/27 (f) (i) (l)	5,165	3,642
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	6,344	6,065
Petershill II LP
5.00%, 07/15/39 (i) (l)	3,601	3,496
SLM Corporation
5.63%, 08/01/33	4,865	4,559
Springleaf Finance Corporation
8.88%, 06/01/25	1,716	1,901
7.13%, 03/15/26	3,325	3,852
6.63%, 01/15/28	1,555	1,763
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	3,800	3,985
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	8,334	8,576
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	4,368	4,766
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	4,355	4,469
Ziggo B.V.
4.88%, 01/15/30 (a)	5,200	5,320
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,862
		203,177
Industrials 10.9%
Aircastle Limited
5.25%, 08/11/25 (a)	1,810	1,977
4.25%, 06/15/26	6,976	7,377
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,437
9.75%, 07/15/27 (a)	3,175	3,485
American Airlines, Inc.
11.75%, 07/15/25 (a)	3,780	4,674
5.75%, 04/20/29 (a)	4,761	5,064
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	5,184	5,155
Bombardier Inc.
6.00%, 10/15/22 (a)	6,871	6,869
7.50%, 03/15/25 (a)	2,978	2,932
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,628	1,753
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,965	5,126
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	4,924	5,243
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	7,644	8,017
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	5,641	6,494
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,655
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (d) (k)	2,070	1,956
GFL Environmental Inc.
4.00%, 08/01/28 (a)	2,988	2,895
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	2,768	2,943
Howmet Aerospace Inc.
6.88%, 05/01/25	3,636	4,211
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	5,114
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,583
Navistar International Corporation
6.63%, 11/01/25 (a)	4,567	4,748
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	6,177	6,152
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,219
3.38%, 08/31/27 (a)	1,858	1,802
6.25%, 01/15/28 (a)	4,649	4,839
Rolls-Royce Plc
5.75%, 10/15/27 (a)	6,065	6,451
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,516
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	4,715	5,328
Stericycle, Inc.
3.88%, 01/15/29 (a)	892	881
Summit Materials, LLC
5.25%, 01/15/29 (a)	4,460	4,658
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	3,986	4,072
Terex Corporation
5.00%, 05/15/29 (a)	6,150	6,361
TransDigm Inc.
6.50%, 05/15/25	2,009	2,053
8.00%, 12/15/25 (a)	1,157	1,260
6.25%, 03/15/26 (a)	9,550	10,124
5.50%, 11/15/27	2,675	2,767
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,987
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,868	2,092
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	8,455
United Rentals (North America), Inc.
3.88%, 11/15/27	6,013	6,223
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,391
Vertical Holdco GmbH
7.63%, 07/15/28 (a) (b)	4,361	4,688
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	4,395	4,602
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	6,122	6,462
		200,498
Consumer Staples 6.7%
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (a)	4,653	4,846
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,717
JBS Investments II GmbH
7.00%, 01/15/26 (a)	3,663	3,904
5.75%, 01/15/28 (a)	1,000	1,055
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,670
Kraft Foods Group, Inc.
5.00%, 06/04/42	2,922	3,298
Kraft Heinz Foods Company
3.88%, 05/15/27	3,280	3,587
4.25%, 03/01/31	1,036	1,143
4.63%, 10/01/39	7,910	8,585
4.88%, 10/01/49	6,006	6,782
Marb Bondco PLC
3.95%, 01/29/31 (a)	9,530	9,078
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	6,381	6,521
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (b)	5,659	5,517
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)	824	845
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	6,173	6,305
5.88%, 09/30/27 (a)	3,734	4,001
4.25%, 04/15/31 (a)	4,650	4,635
Post Holdings, Inc.
5.63%, 01/15/28 (a)	3,430	3,620
4.63%, 04/15/30 (a)	2,855	2,862
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,074
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	8,001	7,999
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	3,621	3,759
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	8,966	9,571
Vector Group Ltd.
5.75%, 02/01/29 (a)	8,238	8,492
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,321
		123,187
Health Care 6.2%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	1,539	1,632
4.63%, 08/01/29 (a)	1,788	1,779
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	8,727	8,946
8.50%, 01/31/27 (a)	9,791	10,844
7.00%, 01/15/28 (a)	1,559	1,693
6.25%, 02/15/29 (a)	1,707	1,812
5.25%, 02/15/31 (a)	2,902	2,890
Centene Corporation
5.38%, 08/15/26 (a)	2,195	2,308
4.25%, 12/15/27	3,214	3,378
4.63%, 12/15/29	2,368	2,557
3.38%, 02/15/30	1,185	1,197
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	4,349	4,547
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	3,680	3,896
8.00%, 03/15/26 (a)	5,793	6,260
8.00%, 12/15/27 (a)	2,481	2,714
6.00%, 01/15/29 (a)	738	781
6.88%, 04/15/29 (a)	3,735	3,899
Endo Designated Activity Company
9.50%, 07/31/27 (a)	4,946	5,373
6.00%, 06/30/28 (a)	3,435	2,821
Endo Luxembourg Finance Company I S.à r.l.
6.13%, 04/01/29 (a)	2,492	2,528
HCA Inc.
5.38%, 02/01/25	3,341	3,727
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	5,032
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,619
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,187	1,276
7.25%, 02/01/28 (a)	931	1,022
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,436
Syneos Health, Inc.
3.63%, 01/15/29 (a)	1,680	1,634
Tenet Healthcare Corporation
7.50%, 04/01/25 (a)	4,114	4,440
4.88%, 01/01/26 (a)	6,241	6,486
5.13%, 11/01/27 (a)	3,661	3,829

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
6.13%, 10/01/28 (a)	4,790	4,990
		113,346
Materials 6.0%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	5,273	5,384
Cascades Inc.
5.38%, 01/15/28 (a)	2,271	2,386
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	483	493
5.20%, 09/17/30 (a)	1,579	1,710
CVR Partners, LP
9.25%, 06/15/23 (a)	9,354	9,428
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,909
6.88%, 10/15/27 (a)	4,422	4,736
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,228
7.88%, 07/15/26 (a)	2,725	2,855
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,677	1,832
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,886
5.40%, 11/14/34	4,101	4,886
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,732
Hexion Inc.
7.88%, 07/15/27 (a)	4,797	5,154
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	1,952	2,029
6.13%, 04/01/29 (a)	8,700	9,270
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	717	716
Mercer International Inc.
5.50%, 01/15/26	1,043	1,071
5.13%, 02/01/29 (a)	2,376	2,460
NOVA Chemicals Corporation
5.25%, 08/01/23 - 06/01/27 (a)	11,797	12,301
4.88%, 06/01/24 (a)	4,154	4,347
Rayonier Advanced Materials Inc.
5.50%, 06/01/24 (a)	2,178	2,088
7.63%, 01/15/26 (a)	4,730	5,024
The Chemours Company
5.75%, 11/15/28 (a)	9,142	9,636
United States Steel Corporation
6.88%, 03/01/29	9,640	9,861
		111,422
Information Technology 3.2%
ams AG
7.00%, 07/31/25 (a)	10,641	11,410
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	6,963	7,413
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,698
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	4,000
8.25%, 03/01/27 (a)	3,378	3,615
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	686	700
Dell Inc.
6.50%, 04/15/38	1,964	2,404
Endure Digital, Inc.
6.00%, 02/15/29 (a)	6,760	6,603
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,934
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,404
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,189
TTM Technologies, Inc.
4.00%, 03/01/29 (a)	2,066	2,040
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,183	8,442
6.50%, 07/15/28 (a)	1,591	1,676
		59,528
Real Estate 1.7%
CSL Capital, LLC
6.00%, 04/15/23 (a)	1,715	1,743
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,279
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	4,140	4,223
Service Properties Trust
5.25%, 02/15/26	9,486	9,602
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,217
6.50%, 02/15/29 (a)	4,765	4,706
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,042
3.75%, 02/15/27 (a)	2,221	2,219
4.63%, 12/01/29 (a)	598	621
		30,652
Utilities 1.0%
Calpine Corporation
5.25%, 06/01/26 (a)	4,362	4,493
4.50%, 02/15/28 (a)	2,583	2,605
3.75%, 03/01/31 (a)	3,874	3,693
Pacific Gas And Electric Company
5.00%, 07/01/28	1,336	1,412
5.25%, 07/01/30	6,135	6,503
		18,706
Total Corporate Bonds And Notes (cost $1,602,958)		1,678,560
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Information Technology 1.2%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (k)	2,639	2,584
Banff Merger Sub Inc
2021 USD Term Loan, 3.86%, (1 Month USD LIBOR + 3.75%), 10/01/25 (k)	2,846	2,832
Cornerstone OnDemand, Inc.
Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 04/22/27 (k)	2,205	2,206
LogMeIn, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 08/31/27 (k) (m)	2,294	2,286
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (k) (m)	2,944	2,942
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (k) (m)	1,672	1,672
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (k) (m)	4,960	4,935
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,549	2,484
		21,941
Consumer Discretionary 1.1%
Adient US LLC
Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 05/03/24 (k)	2,276	2,274
Term Loan B, 4.44%, (3 Month USD LIBOR + 4.25%), 05/03/24 (k)	777	776
Bass Pro Group, LLC
2021 Term Loan B, 5.00%, (6 Month USD LIBOR + 4.25%), 02/26/28 (k)	9,598	9,603
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (k)	1,672	1,674
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,762
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (k)	3,000	3,013

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k) (m)	475	498
		19,600
Communication Services 0.3%
Consolidated Communications, Inc.
2020 Term Loan B, 5.75%, (1 Month USD LIBOR + 4.75%), 09/15/27 (k)	1,341	1,340
iHeartCommunications, Inc.
2020 Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 05/01/26 (k)	2,153	2,125
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 07/28/21 (k)	626	632
Zayo Group Holdings, Inc.
USD Term Loan , 3.11%, (1 Month USD LIBOR + 3.00%), 02/20/27 (k)	2,236	2,216
		6,313
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.70%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	3,190	3,147
Advisor Group, Inc.
2021 Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,878	2,875
		6,022
Industrials 0.3%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k) (m)	3,167	3,241
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	954	923
2020 Term Loan B1, 3.70%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	1,775	1,717
		5,881
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/24 (k)	2,819	2,795
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 05/10/26 (k)	2,559	2,494
Total Senior Floating Rate Instruments (cost $65,035)		65,046
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	223	3,071
iShares Broad USD High Yield Corporate Bond ETF	445	18,330
Total Investment Companies (cost $21,380)		21,401
COMMON STOCKS 0.5%
Energy 0.3%
MPLX LP	87	2,235
Noble Finance Corp. (g) (n)	166	2,940
Prairie Provident Resources Inc. (g)	224	10
Titan Energy LLC (g)	75	7
Vantage Drilling International (g)	2	4
		5,196
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (g)	335	604
Dish Network Corporation - Class A (g)	11	405
iHeartMedia, Inc. - Class A (g)	141	2,556
		3,565
Materials 0.0%
Westrock Company, Inc.	—	5
Information Technology 0.0%
New Cotai LLC (g) (i)	—	—
Total Common Stocks (cost $14,876)		8,766
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.2%
Qurate Retail, Inc., 8.00%, 03/15/31	47	4,782
Total Preferred Stocks (cost $4,688)		4,782
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	2,979	2,947
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,979)		2,947
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (d) (g) (i) (o)	56,599	—
Quicksilver Resources Inc. (g) (i) (o)	11,401	—
Vantage Drilling International (b) (d) (g) (i) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.3%
JNL Government Money Market Fund, 0.00% (p) (q)	61,379	61,379
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 0.00% (p) (q)	24,074	24,074
Total Short Term Investments (cost $85,453)		85,453
Total Investments 101.3% (cost $1,797,369)		1,866,955
Other Assets and Liabilities, Net (1.3)%		(24,647)
Total Net Assets 100.0%		1,842,308

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $1,180,854 and 64.1% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Non-income producing security.

(h) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(m) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	2,556	1,680	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	5,165	3,642	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	738	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	563	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,262	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	933	0.1
		11,322	8,818	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.2%
Financials 28.8%
Ameris Bancorp	201	10,573
Axos Financial, Inc. (a)	289	13,605
Banc of California, Inc.	463	8,364
Evercore Inc. - Class A	76	10,039
First Horizon National Corporation	607	10,263
Home BancShares, Inc.	484	13,089
Houlihan Lokey Inc. - Class A	126	8,364
Independent Bank Corp.	98	8,219
Janus Henderson Group PLC	236	7,358
PacWest Bancorp	318	12,128
Renasant Corporation	237	9,799
Sterling Bancorp	509	11,713
Western Alliance Bancorp	140	13,240
		136,754
Industrials 17.1%
Aerojet Rocketdyne Holdings, Inc. (a)	129	6,044
Apogee Enterprises, Inc.	278	11,379
GATX Corporation	93	8,671
Kennametal Inc.	247	9,893
MasTec Inc. (a)	148	13,877
SkyWest Inc. (a)	221	12,024
Spirit Aerosystems Holdings Inc. - Class A	128	6,222
Terex Corp.	286	13,176
		81,286
Consumer Discretionary 13.0%
American Axle & Manufacturing Holdings, Inc. (a)	1,076	10,392
Foot Locker, Inc.	158	8,901
Helen of Troy Ltd (a)	36	7,647
KB Home	256	11,912
Penske Automotive Group, Inc.	148	11,855
Skechers U.S.A. Inc. - Class A (a)	267	11,132
		61,839
Information Technology 10.3%
Avaya Holdings Corp. (a)	196	5,490
Belden Inc.	96	4,277
Benchmark Electronics, Inc.	153	4,735
CACI International Inc. - Class A (a)	14	3,404
Concentrix Solutions Corporation (a)	44	6,655
CSG Systems International, Inc.	67	3,012
KBR, Inc.	139	5,330
Photronics Inc. (a)	475	6,105
Semtech Corp. (a)	87	5,979
Verint Systems Inc. (a)	85	3,860
		48,847
Real Estate 8.0%
Brandywine Realty Trust	554	7,156
DiamondRock Hospitality Co. (a)	1,080	11,121
Kite Realty Naperville, LLC	608	11,724
Physicians Realty Trust	443	7,837
		37,838
Health Care 7.3%
Computer Programs & Systems Inc. (a)	151	4,614
Integer Holdings Corporation (a)	103	9,516
Lantheus Holdings Inc. (a)	412	8,799
Premier Healthcare Solutions, Inc. - Class A	169	5,718
Supernus Pharmaceuticals Inc. (a)	228	5,962
		34,609
Materials 4.5%
Huntsman Corp.	386	11,123
Reliance Steel & Aluminum Co.	67	10,203
		21,326
Energy 4.0%
Cimarex Energy Co.	228	13,517
PBF Energy Inc. - Class A (a)	400	5,664
		19,181
Communication Services 2.5%
Meredith Corporation (a)	401	11,948
Consumer Staples 2.1%
Primo Water Holdings LLC	320	5,203
Sanderson Farms Inc.	29	4,533
		9,736
Utilities 1.6%
IDACORP Inc.	76	7,618
Total Common Stocks (cost $347,362)		470,982
Total Investments 99.2% (cost $347,362)		470,982
Other Assets and Liabilities, Net 0.8%		3,564
Total Net Assets 100.0%		474,546

(a) Non-income producing security.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 53.0%
Financials 16.2%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	3,900	4,195
6.50%, 07/15/25	2,582	3,011
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,477
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	3,820
Bank of America Corporation
6.25%, (100, 09/05/24) (b)	1,683	1,863
6.30%, (100, 03/10/26) (b)	1,420	1,623
4.00%, 01/22/25	1,097	1,200
4.25%, 10/22/26	6,460	7,233
3.56%, 04/23/27	4,100	4,464
3.25%, 10/21/27	671	721
3.59%, 07/21/28	6,289	6,844
4.27%, 07/23/29	13,303	14,989
2.68%, 06/19/41	3,580	3,347
Barclays PLC
3.56%, 09/23/35 (c)	9,921	9,904
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	3,662	3,388
BNP Paribas
2.59%, 08/12/35 (a) (c)	4,355	4,106
Capital One Financial Corporation
3.75%, 03/09/27	1,915	2,101
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	2,697	2,780
4.45%, 09/29/27	2,105	2,373
3.89%, 01/10/28	1,525	1,682
3.52%, 10/27/28	3,638	3,935
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	5,496	5,552
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,638
6.50%, 08/08/23 (a) (c)	5,986	6,615
4.21%, 06/12/24 (a)	2,515	2,686
3.87%, 01/12/29 (a) (c)	2,130	2,285
Danske Bank A/S
1.17%, 12/08/23 (a)	2,000	2,010
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (c)	3,194	3,080
Diamond Finance International Limited
6.02%, 06/15/26 (a) (d)	2,596	3,069
8.35%, 07/15/46 (a) (d)	3,266	4,979
Element Fleet Management Corp.
1.60%, 04/06/24 (a)	1,517	1,515
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,992
FS KKR Capital Corp.
3.40%, 01/15/26	5,761	5,714
GA Global Funding Trust
1.00%, 04/08/24 (a)	2,930	2,927
Glencore Funding LLC
4.88%, 03/12/29 (a)	3,890	4,430
HSBC Holdings PLC
6.88%, (100, 06/01/21) (b) (c)	2,500	2,522
1.19%, (3 Month USD LIBOR + 1.00%), 05/18/24 (e)	1,777	1,799
1.65%, 04/18/26 (c)	3,512	3,499
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,469
6.25%, 05/15/26	1,512	1,590
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,806	1,737
JAB Holdings B.V.
2.20%, 11/23/30 (a)	1,361	1,282
JPMorgan Chase & Co.
4.01%, (3 Month USD LIBOR + 3.80%), (100, 05/01/21) (b) (e) (f)	1,325	1,328
5.00%, (100, 08/01/24) (b)	2,140	2,212
2.01%, 03/13/26	3,755	3,855
3.78%, 02/01/28	1,604	1,769
3.54%, 05/01/28	1,179	1,285
3.51%, 01/23/29	3,237	3,509
4.01%, 04/23/29	597	667
2.74%, 10/15/30	5,297	5,385
2.96%, 05/13/31	3,057	3,111
1.95%, 02/04/32	16,866	16,012
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	1,902	2,180
3.87%, 07/09/25 (c)	5,233	5,696
3.57%, 11/07/28	1,250	1,348
LSEGA Financing PLC
3.20%, 04/06/41 (a)	2,721	2,698
Macquarie Group Limited
1.34%, 01/12/27 (a)	4,158	4,076
Markel Corporation
6.00%, (100, 06/01/25) (b)	2,295	2,495
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	5,467	5,905
Morgan Stanley
4.05%, (3 Month USD LIBOR + 3.81%), (100, 04/15/21) (b) (e)	2,322	2,323
4.88%, 11/01/22	2,181	2,327
3.88%, 04/29/24	2,344	2,559
3.62%, 04/01/31	6,700	7,296
2.80%, 01/25/52	2,548	2,334
NatWest Group PLC
3.07%, 05/22/28 (c)	3,720	3,867
3.03%, 11/28/35 (c)	6,290	6,015
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,000	2,073
Nordic Aviation Capital
6.83%, 03/14/25 (g) (h) (i)	3,193	2,188
Owl Rock Capital Corporation
3.40%, 07/15/26	2,234	2,264
Rassman, Joel H.
3.80%, 11/01/29	6,015	6,353
Santander Holdings USA, Inc.
3.45%, 06/02/25	3,217	3,438
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (b)	4,885	4,957
2.00%, 03/20/28	1,950	1,958
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,463
4.25%, 10/21/25	2,621	2,925
1.43%, 03/09/27	11,760	11,646
3.80%, 03/15/30	9,326	10,273
6.75%, 10/01/37	1,800	2,540
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,767	1,705
Truist Financial Corporation
4.95%, (100, 09/01/25) (b)	3,229	3,499
U.S. Bancorp
3.00%, 07/30/29	774	817
UBS Group AG
1.01%, 07/30/24 (a) (c)	2,000	2,012
Wells Fargo & Company
4.48%, 01/16/24	355	391
2.41%, 10/30/25	6,529	6,818
Westpac Banking Corporation
2.67%, 11/15/35 (c)	3,159	2,997
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,455	2,626
		316,641
Communication Services 5.7%
AT&T Inc.
1.70%, 03/25/26	6,421	6,419
4.35%, 03/01/29	1,250	1,413
5.25%, 03/01/37	4,099	4,945
4.90%, 08/15/37	598	703
4.30%, 12/15/42	4,555	4,969
3.10%, 02/01/43	4,012	3,749
CCO Holdings, LLC
4.75%, 03/01/30 (a)	13,153	13,634

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,415
4.20%, 03/15/28	1,000	1,102
5.38%, 04/01/38	1,820	2,144
6.83%, 10/23/55	1,230	1,712
Comcast Corporation
2.35%, 01/15/27	3,565	3,720
4.60%, 10/15/38	2,050	2,473
3.75%, 04/01/40	971	1,066
3.40%, 07/15/46	1,950	2,017
CSC Holdings, LLC
6.50%, 02/01/29 (a)	3,580	3,955
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,852
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,903
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,082
TEGNA Inc.
4.75%, 03/15/26 (a)	1,127	1,196
The Walt Disney Company
4.63%, 03/23/40	2,800	3,409
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,805	1,947
2.63%, 04/15/26	10,958	11,112
Verizon Communications Inc.
2.10%, 03/22/28	8,335	8,369
4.33%, 09/21/28	4,000	4,574
1.75%, 01/20/31	2,400	2,235
2.55%, 03/21/31	3,030	3,020
4.50%, 08/10/33	1,638	1,908
3.40%, 03/22/41	2,349	2,386
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,195
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,751	1,830
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	836
		111,290
Energy 5.2%
Aker BP ASA
3.75%, 01/15/30 (a)	5,565	5,755
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,544	5,231
5.88%, 03/31/25	1,630	1,858
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	3,120	3,252
4.50%, 10/01/29	4,007	4,159
Chevron Corporation
2.00%, 05/11/27	3,810	3,901
Diamondback Energy, Inc.
4.75%, 05/31/25	1,320	1,476
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	328
5.75%, 01/30/28 (a)	316	334
Energy Transfer LP
6.75%, (100, 05/15/25) (b)	4,039	3,880
7.13%, (100, 05/15/30) (b)	3,223	3,125
4.25%, 03/15/23	3,982	4,202
3.75%, 05/15/30	4,315	4,454
5.80%, 06/15/38	2,107	2,393
6.25%, 04/15/49	1,151	1,358
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,523
Enterprise Products Operating LLC
4.20%, 01/31/50	2,476	2,639
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,499
4.50%, 01/15/29 (a)	1,633	1,592
Exxon Mobil Corporation
3.48%, 03/19/30	4,534	4,929
MPLX LP
4.00%, 03/15/28	3,515	3,877
Occidental Petroleum Corporation
3.50%, 06/15/25 - 08/15/29	5,241	4,959
4.30%, 08/15/39	549	466
4.40%, 08/15/49	602	503
Petróleos Mexicanos
2.29%, 02/15/24	978	988
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	453
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	185	209
5.63%, 03/01/25	1,241	1,420
4.20%, 03/15/28	8,844	9,719
4.50%, 05/15/30	2,300	2,581
Targa Resource Corporation
5.50%, 03/01/30	4,750	4,987
4.88%, 02/01/31 (a)	1,747	1,770
Transocean Pontus Limited
6.13%, 08/01/25 (a)	489	465
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	946
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,224	2,105
WPX Energy, Inc.
5.25%, 09/15/24	2,600	2,883
5.88%, 06/15/28	1,104	1,217
4.50%, 01/15/30	969	1,043
		100,479
Health Care 4.7%
AbbVie Inc.
3.20%, 11/21/29	3,685	3,917
4.50%, 05/14/35	2,000	2,329
Amgen Inc.
3.15%, 02/21/40	4,879	4,846
Ascension Health
2.53%, 11/15/29	1,248	1,281
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	342
8.50%, 01/31/27 (a)	595	659
5.75%, 08/15/27 (a)	2,085	2,245
7.00%, 01/15/28 (a)	186	202
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,806
Bristol-Myers Squibb Company
3.40%, 07/26/29	7,626	8,330
Centene Corporation
5.38%, 08/15/26 (a)	1,422	1,495
4.25%, 12/15/27	1,813	1,905
4.63%, 12/15/29	4,303	4,647
3.38%, 02/15/30	2,957	2,987
3.00%, 10/15/30	5,575	5,545
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,195
Cigna Holding Company
3.40%, 03/01/27	2,845	3,090
4.38%, 10/15/28	3,000	3,424
4.80%, 08/15/38	705	844
CVS Health Corporation
4.30%, 03/25/28	1,382	1,568
4.78%, 03/25/38	6,014	7,101
5.05%, 03/25/48	2,273	2,784
HCA Inc.
5.38%, 02/01/25	3,575	3,989
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	482	496
3.88%, 11/15/30 (a)	730	751
Mylan Inc
5.20%, 04/15/48	764	895
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,573
Royalty Pharma PLC
3.30%, 09/02/40 (a)	2,881	2,784
Smith & Nephew PLC
2.03%, 10/14/30	2,478	2,331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	1,989
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	4,500	4,676
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	384
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	1,627	1,574
Upjohn Inc.
3.85%, 06/22/40 (a)	4,157	4,259
4.00%, 06/22/50 (a)	3,258	3,325
		91,568
Consumer Discretionary 4.7%
Adient US LLC
9.00%, 04/15/25 (a)	1,006	1,118
Amazon.com, Inc.
2.50%, 06/03/50	1,710	1,530
Booking Holdings Inc.
4.10%, 04/13/25	3,403	3,798
4.63%, 04/13/30	5,710	6,637
Carnival Corporation
11.50%, 04/01/23 (a)	5,140	5,867
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,353
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	2,027
Ford Motor Company
8.50%, 04/21/23	902	1,006
9.00%, 04/22/25	908	1,099
General Motors Company
6.13%, 10/01/25	1,496	1,762
6.80%, 10/01/27	2,088	2,596
GLP Financing, LLC
5.75%, 06/01/28	343	395
5.30%, 01/15/29	2,975	3,342
Hanesbrands Inc.
5.38%, 05/15/25 (a)	4,761	5,034
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	946
5.75%, 05/01/28 (a)	898	969
Hyatt Hotels Corporation
5.38%, 04/23/25 (d)	1,203	1,350
Hyundai Capital America
1.80%, 10/15/25 (a)	2,140	2,137
International Game Technology PLC
4.13%, 04/15/26 (a)	783	802
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	1,106
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (d)	299	378
Macy's, Inc.
8.38%, 06/15/25 (a)	3,300	3,656
Marriott International, Inc.
5.75%, 05/01/25 (d)	4,105	4,704
Mattel, Inc.
3.38%, 04/01/26 (a)	2,573	2,634
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,811	2,811
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,108
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,444
NIKE, Inc.
3.25%, 03/27/40	2,068	2,170
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	1,826	1,910
4.35%, 09/17/27 (a)	3,585	3,901
NVR, Inc.
3.00%, 05/15/30	4,403	4,513
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	2,100	2,102
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (a)	1,350	1,313
Ross Stores, Inc.
4.60%, 04/15/25	6,947	7,799
1.88%, 04/15/31	2,493	2,337
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	646	752
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,122
		91,528
Utilities 4.3%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,082
Commonwealth Edison Company
3.75%, 08/15/47	3,682	3,935
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	2,293	2,486
DPL Inc.
4.13%, 07/01/25 (a)	2,344	2,484
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,901
Edison International
5.38%, (100, 03/09/26) (b)	4,890	4,967
4.95%, 04/15/25	2,864	3,200
Enel S.p.A
8.75%, 09/24/73 (a) (e)	1,472	1,713
Exelon Corporation
5.10%, 06/15/45	2,206	2,725
FirstEnergy Corp.
4.40%, 07/15/27 (d) (j)	2,442	2,635
Florida Power & Light Company
0.60%, (3 Month USD LIBOR + 0.38%), 07/28/23 (e)	2,985	2,985
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,095
Nevada Power Company
3.70%, 05/01/29	4,956	5,478
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,645
Pacific Gas And Electric Company
3.30%, 12/01/27	2,305	2,408
2.50%, 02/01/31	2,366	2,223
3.25%, 06/01/31	1,568	1,561
4.50%, 07/01/40	6,393	6,485
San Diego Gas & Electric Company
1.70%, 10/01/30	5,462	5,136
Southern California Edison Company
4.13%, 03/01/48	1,251	1,312
3.65%, 02/01/50	2,827	2,783
Tampa Electric Company
3.45%, 03/15/51	3,089	3,154
The AES Corporation
3.30%, 07/15/25 (a)	3,790	4,021
2.45%, 01/15/31 (a)	4,035	3,840
The Narragansett Electric Company
3.40%, 04/09/30 (a)	1,514	1,612
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,797
3.70%, 01/30/27 (a)	6,720	6,970
		84,633
Consumer Staples 4.3%
Altria Group, Inc.
2.35%, 05/06/25	2,413	2,502
4.80%, 02/14/29	1,525	1,750
2.45%, 02/04/32	2,810	2,684
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	5,363	6,374
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,102
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	3,253
4.25%, 11/01/29 (a)	1,698	1,821
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,035
4.91%, 04/02/30	2,872	3,276

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
4.39%, 08/15/37	2,096	2,196
Jaguar Holding Company II
4.63%, 06/15/25 (a)	481	501
5.00%, 06/15/28 (a)	481	501
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,911
5.75%, 01/15/28 (a)	1,250	1,319
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,650
JBS USA Food Company
6.50%, 04/15/29 (a)	2,809	3,176
5.50%, 01/15/30 (a)	2,540	2,806
Kraft Heinz Foods Company
3.88%, 05/15/27	3,474	3,799
4.63%, 10/01/39	561	609
Mars, Incorporated
0.88%, 07/16/26 (a)	1,805	1,747
3.74%, 10/11/27 (g) (i)	1,200	1,328
2.38%, 07/16/40 (a)	2,320	2,130
3.95%, 04/01/49 (a)	3,930	4,429
Northwestern University
2.64%, 12/01/50	1,088	1,032
PepsiCo, Inc.
3.38%, 07/29/49	1,900	1,971
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,513
Safeway Inc.
3.50%, 02/15/23 (a)	5,135	5,254
Sysco Corporation
5.95%, 04/01/30 (d)	924	1,155
6.60%, 04/01/40 (d)	525	735
Walmart Inc.
2.85%, 07/08/24	4,845	5,198
3.25%, 07/08/29	9,899	10,845
		83,602
Industrials 3.2%
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,654
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,073	1,116
5.75%, 04/20/29 (a)	377	401
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	3,096	3,254
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	4,116
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,195
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (b) (e)	11,410	10,782
3.45%, 05/01/27	855	929
3.63%, 05/01/30	1,969	2,118
Hillenbrand, Inc.
5.00%, 09/15/26 (d) (j)	439	483
Howmet Aerospace Inc.
6.88%, 05/01/25	1,387	1,606
Moog Inc.
4.25%, 12/15/27 (a)	1,047	1,068
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,496
NTT Finance Corporation
1.16%, 04/03/26 (a)	13,148	12,969
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	287	301
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,964	1,905
Siemens Financieringsmaatschappij N.V.
1.20%, 03/11/26 (a)	4,547	4,495
2.15%, 03/11/31 (a)	6,450	6,294
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	311	332
4.75%, 10/20/28 (a)	542	590
Stericycle, Inc.
3.88%, 01/15/29 (a)	709	700
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,328
		63,132
Materials 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,352
5.38%, 04/01/25 (a)	5,168	5,896
4.88%, 05/14/25 (a)	3,235	3,655
4.75%, 04/10/27 (a)	5,431	6,229
4.00%, 09/11/27 (a)	682	753
5.63%, 04/01/30 (a)	2,200	2,628
2.63%, 09/10/30 (a)	921	903
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	3,564	3,900
5.20%, 09/17/30 (a)	2,686	2,910
CF Industries, Inc.
4.50%, 12/01/26 (a)	5,450	6,135
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,429
5.40%, 11/14/34	900	1,072
Glencore Funding LLC
2.50%, 09/01/30 (a)	1,250	1,201
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	4,498	4,493
Mercer International Inc.
5.13%, 02/01/29 (a)	942	975
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,880	5,107
Teck Resources Limited
3.90%, 07/15/30	2,823	2,943
		51,581
Information Technology 1.8%
Apple Inc.
2.38%, 02/08/41	3,200	2,912
2.65%, 02/08/51	3,742	3,409
Broadcom Inc.
3.88%, 01/15/27	951	1,033
3.47%, 04/15/34 (a)	5,549	5,568
3.50%, 02/15/41 (a)	2,559	2,437
Dell International L.L.C.
5.85%, 07/15/25 (a)	257	300
4.90%, 10/01/26 (a) (d)	2,640	3,001
Microsoft Corporation
2.68%, 06/01/60	829	754
3.04%, 03/17/62	2,226	2,183
Oracle Corporation
1.65%, 03/25/26	4,868	4,896
2.88%, 03/25/31	4,868	4,959
3.65%, 03/25/41	2,772	2,807
		34,259
Real Estate 0.2%
National Health Investors, Inc.
3.00%, 02/01/31	2,309	2,172
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,868
		4,040
Total Corporate Bonds And Notes (cost $1,002,833)		1,032,753
GOVERNMENT AND AGENCY OBLIGATIONS 36.8%
Mortgage-Backed Securities 24.9%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 07/01/50	5,955	6,134
3.00%, 07/01/32 - 12/01/49	39,175	41,125
2.00%, 09/01/35 - 12/01/35	13,808	14,183
1.50%, 01/01/36	—	—
5.00%, 02/01/38 - 11/01/41	1,244	1,425
4.50%, 03/01/42 - 11/01/48	1,928	2,154
3.50%, 04/01/42 - 04/01/50	27,036	28,660
4.00%, 10/01/45 - 06/01/48	14,954	16,188
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 11/01/50	33,561	34,551
3.00%, 04/01/31 - 09/01/50	45,246	47,458
5.00%, 06/01/35 - 05/01/42	1,319	1,505
2.00%, 10/01/35 - 01/01/51	33,602	33,625

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
1.50%, 11/01/35	5,521	5,549
TBA, 2.50%, 04/15/36 - 05/15/51 (k)	21,038	21,804
TBA, 2.00%, 05/15/36 - 05/15/51 (k)	36,896	36,924
4.50%, 08/01/40 - 07/01/49	13,341	14,680
3.50%, 11/01/42 - 11/01/49	33,944	36,188
4.00%, 10/01/44 - 09/01/49	27,507	29,742
TBA, 1.50%, 05/15/51 (k)	5,210	5,026
Government National Mortgage Association
5.00%, 08/20/41	350	400
3.50%, 06/20/43 - 03/20/50	24,124	25,651
4.00%, 05/20/44 - 03/20/50	13,249	14,262
3.00%, 07/20/45 - 08/20/50	17,979	18,825
4.50%, 12/20/48 - 05/20/49	4,518	4,886
2.50%, 08/20/50 - 09/20/50	16,699	17,238
TBA, 2.00%, 04/15/51 (k)	15,690	15,834
TBA, 2.50%, 05/15/51 (k)	10,570	10,881
		484,898
U.S. Treasury Note 8.0%
Treasury, United States Department of
0.13%, 12/15/23	8,200	8,164
1.50%, 10/31/24 - 08/15/26	37,891	39,035
1.38%, 01/31/25	12,600	12,964
2.13%, 05/15/25	4,321	4,574
0.25%, 07/31/25	11,480	11,227
2.88%, 07/31/25 - 08/15/28	6,286	6,892
2.25%, 11/15/25	28,531	30,377
0.38%, 12/31/25	25,290	24,697
0.63%, 03/31/27	7,500	7,252
0.88%, 11/15/30 (f)	11,960	11,063
		156,245
U.S. Treasury Bond 3.1%
Treasury, United States Department of
3.75%, 08/15/41	8,248	10,264
3.13%, 11/15/41	11,225	12,789
2.50%, 02/15/45 - 02/15/46	23,568	24,057
3.00%, 02/15/48	12,035	13,506
		60,616
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	7,104	6,570
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,119
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,195	2,228
		5,347
Sovereign 0.2%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (a)	3,589	3,619
Total Government And Agency Obligations (cost $712,432)		717,295
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.3%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	858	930
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,402	2,636
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,360	4,360
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,661
AmeriCredit Automobile Receivables Trust
Series 2019-A3-3, 2.06%, 05/18/22	4,210	4,264
Series 2018-A3-1, 3.07%, 12/19/22	532	533
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	1,283	1,296
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	364	365
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,474
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	394	395
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	5,277	5,297
CarMax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	4,058	4,135
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	2,909	2,945
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	2,005	2,031
CIG Auto Receivables Trust
Series 2019-A-1A, 3.33%, 08/15/24	462	464
CIM Trust
Series 2021-A1-J2, REMIC, 2.50%, 04/25/51 (e)	6,740	6,818
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,718
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	2,003
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (e)	1,196	1,224
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	1,329	1,331
Discover Card Execution Note Trust
Series 2019-A-A2, 0.38%, (1 Month USD LIBOR + 0.27%), 06/15/21 (e)	2,500	2,501
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	236	236
Series 2019-A2-MT3, 2.13%, 01/20/22	671	672
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	6,246	6,238
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	521	529
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 01/17/23	19	19
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	11,050	11,160
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	3,182	3,185
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	6,141
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	616	621
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	789	810
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,291
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	924	926
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,214
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,406
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (e)	1,093	1,111
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (e)	133	134
Series 2014-A1-5, REMIC, 2.93%, 10/25/26 (e)	694	706
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,236
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,457
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	2,262	2,320
Series 2017-A-1A, 2.42%, 12/20/34	700	723
Nissan Auto Receivables 2008-B Owner Trust
Series 2019-A3-B, 2.50%, 11/15/23	6,308	6,409
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (e)	137	138
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (e)	4,138	4,194
Sprint Spectrum Co LLC
Series 2016-A1-1, 3.36%, 09/20/21 (a)	348	351
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	1,241	1,250
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,303	1,355

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2012-A-2, 4.00%, 10/29/24	1,156	1,193
Verizon Owner Trust 2019-C
Series 2019-A1A-C, 1.94%, 11/21/22	11,725	11,926
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	4,629	4,634
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (e)	1,371	1,490
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (e)	2,453	2,506
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	474	474
Total Non-U.S. Government Agency Asset-Backed Securities (cost $141,654)		142,436
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Consumer Discretionary 0.5%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (e)	2,396	2,399
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.86%, (3 Month USD LIBOR + 1.75%), 08/29/25 (e)	2,797	2,713
PCI Gaming Authority
Term Loan, 2.61%, (1 Month USD LIBOR + 2.50%), 05/15/26 (e)	2,977	2,954
UFC Holdings, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 04/29/26 (e)	1,436	1,430
		9,496
Industrials 0.4%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e) (m)	802	821
Berry Global, Inc.
2021 Term Loan Z, 0.00%, (3 Month USD LIBOR + 1.75%), 07/01/26 (e) (m)	4,615	4,574
Genesee & Wyoming Inc.
Term Loan, 2.20%, (3 Month USD LIBOR + 2.00%), 10/29/26 (e)	1,168	1,163
Ineos Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/21/26 (e)	981	978
		7,536
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 04/27/26 (e) (m)	5,079	5,044
Communication Services 0.2%
CenturyLink, Inc.
2020 Term Loan B, 2.36%, (3 Month USD LIBOR + 2.25%), 03/15/27 (e)	2,172	2,147
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (1 Month USD LIBOR + 2.25%), 07/15/25 (e)	720	710
Diamond Sports Group, LLC
Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 08/24/26 (e)	778	531
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.62%, (3 Month USD LIBOR + 2.50%), 07/15/26 (e)	1,563	1,550
		4,938
Information Technology 0.1%
Peraton Corp.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/01/28 (e) (m)	1,547	1,546
Peraton Holding Corp
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/22/28 (e) (m)	879	879
		2,425
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 09/22/24 (e)	767	760
Total Senior Floating Rate Instruments (cost $30,528)		30,199
SHORT TERM INVESTMENTS 5.4%
Investment Companies 4.8%
JNL Government Money Market Fund, 0.00% (n) (o)	92,389	92,389
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.00% (n) (o)	11,927	11,927
Total Short Term Investments (cost $104,316)		104,316
Total Investments 104.0% (cost $1,991,763)		2,026,999
Other Derivative Instruments (0.0)%		(314)
Other Assets and Liabilities, Net (4.0)%		(77,583)
Total Net Assets 100.0%		1,949,102

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $338,597 and 17.4% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of March 31, 2021.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $91,031.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,328	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/PPM America Total Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	3,193	2,188	0.1
		4,393	3,516	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1,111	June 2021	148,724	(274)	(3,253)
United States 2 Year Note	286	July 2021	63,193	(14)	(65)
United States 5 Year Note	813	July 2021	101,525	(133)	(1,202)
United States Long Bond	371	June 2021	59,232	(163)	(1,877)
United States Ultra Bond	67	June 2021	12,480	(78)	(338)
				(662)	(6,735)
Short Contracts
United States 10 Year Ultra Bond	(965)	June 2021	(143,190)	348	4,531

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 94.5%
Japan 68.5%
ABC-Mart Inc.	1	51
Acom Co. Ltd.	5	24
Advantest Corporation	—	35
AEON Co. Ltd.	21	619
AEON Financial Service Co. Ltd.	6	82
AEON Mall Co. Ltd.	4	66
Air Water Inc.	9	156
Aisin Seiki Co. Ltd.	15	580
Ajinomoto Co. Inc.	16	336
Alfresa Holdings Corp.	13	257
All Nippon Airways Co. Ltd. (a)	21	499
ALPS Alpine Co. Ltd.	16	210
Amada Co. Ltd.	18	197
Aozora Bank, Ltd.	7	154
ARCS Company, Ltd	4	95
Asahi Breweries Ltd.	13	533
Asahi Glass Co. Ltd.	15	614
Asahi Kasei Corp. (b)	78	896
Asics Corp.	7	112
Astellas Pharma Inc. (b)	50	766
Azbil Corporation	3	117
Bandai Namco Holdings Inc.	4	250
Bank of Kyoto Ltd.	3	154
Benesse Holdings Inc. (b)	2	51
Bic Camera Inc.	6	62
Bridgestone Corp.	35	1,424
Brother Industries Ltd.	13	284
Calbee,Inc.	2	56
Canon Inc.	66	1,503
Canon Marketing Japan Inc.	3	65
Casio Computer Co. Ltd. (b)	6	110
Central Japan Railway Co.	6	943
China Bank Ltd.	31	204
Chubu Electric Power Co. Inc.	55	714
Chugai Pharmaceutical Co. Ltd.	3	126
Chugoku Electric Power Co. Inc. (b)	17	203
Citizen Watch Co., Ltd.	32	111
Coca-Cola Bottlers Japan Holdings Inc.	9	154
COMSYS Holdings Corporation (b)	4	124
Concordia Financial Group, Ltd.	62	252
COSMOS Pharmaceutical Corporation	—	62
Credit Saison Co. Ltd. (b)	10	119
Dai Nippon Printing Co. Ltd. (b)	18	372
Daicel Corp.	21	158
Daido Steel Co., Ltd.	2	107
Daifuke Co. Ltd.	1	108
Dai-ichi Life Holdings, Inc. (b)	55	956
Daiichi Sankyo Company, Ltd	17	508
Daikin Industries Ltd.	4	749
Dainippon Sumitomo Pharma Co. Ltd.	6	108
Daito Trust Construction Co. Ltd.	3	360
Daiwa House Industry Co. Ltd.	29	866
Daiwa Securities Group Inc. (b)	71	369
DCM Holdings Co., Ltd.	6	65
Denka Company Limited	4	168
Denso Corp.	23	1,533
Dentsu Inc.	9	273
DIC Corp.	6	166
Disco Corp.	—	95
Dowa Holdings Co. Ltd.	3	142
East Japan Railway Co.	16	1,156
EBARA Corporation	5	209
Edion Corp.	10	116
Eisai Co. Ltd.	4	282
Electric Power Development Co., Ltd. - Class D	17	294
Exedy Corp.	4	61
Ezaki Glico Co.,Ltd.	2	72
Fanuc Ltd.	3	786
Fast Retailing Co. Ltd.	—	320
Fuji Electric Holdings Co. Ltd.	5	226
Fuji Media Holdings, Inc.	16	199
FUJIFILM Holdings Corp.	15	917
Fujikura Ltd. (a)	34	169
Fujitsu Ltd.	6	899
Fukuoka Financial Group, Inc. (b)	9	171
Furukawa Electric Co., Ltd. (b)	6	157
GS Yuasa Corp. (b)	5	131
GungHo Online Entertainment, Inc.	2	34
H2O Retailing Corporation	16	130
Hakuhodo DY Holdings Incorporated	9	156
Hankyu Hanshin Holdings Inc.	8	253
HANWA Co., Ltd.	5	160
Haseko Corp. (b)	16	230
Heiwado Co., Ltd.	2	47
Hikari Tsushin Inc.	—	60
Hino Motors Ltd.	24	204
Hirogin Holdings, Inc. (b)	9	56
Hirose Electric Co. Ltd.	1	108
Hisamitsu Pharmaceutical Co. Inc.	2	98
Hitachi Construction Machinery Co. Ltd.	4	132
Hitachi Ltd.	54	2,443
Hitachi Metals Ltd. (a)	10	167
Hitachi Transport System, Ltd.	2	57
Hokkaido Electric Power Co., Inc.	24	112
Hokuhoku Financial Group, Inc.	6	55
Hokuriku Electric Power Company	16	108
Honda Motor Co. Ltd.	137	4,134
Hoshizaki Corporation	1	81
House Foods Group Inc. (b)	2	56
Hoya Corp.	3	389
Hulic Co. Ltd.	7	83
IBIDEN Co., Ltd.	3	134
Idemitsu Kosan Co., Ltd. (b)	18	470
IHI Corp. (a)	12	250
Iida Group Holdings Co., Ltd. (b)	10	242
Inabata & Co., Ltd.	3	45
Inpex Corporation	94	644
Isetan Mitsukoshi Holdings Ltd. (b)	38	266
Isuzu Motors Ltd.	42	455
ITOCHU Corp. (b)	49	1,587
ITOCHU ENEX Co., Ltd.	4	44
ITOCHU Techno-Solutions Corporation	2	52
Itoham Yonekyu Holdings Inc.	10	67
Iwatani Corporation	2	124
IZUMI Co., Ltd.	2	90
J.Front Retailing Co., Ltd.	20	194
Japan Airlines Co., Ltd (a)	29	655
Japan Exchange Group Inc.	6	134
Japan Petroleum Exploration Co., Ltd.	4	65
Japan Post Bank Co., Ltd. (b)	24	235
Japan Post Holdings Co., Ltd.	124	1,107
Japan Post Insurance Co., Ltd.	12	237
Japan Real Estate Investment Corp.	—	130
Japan Retail Fund Investment Corp.	—	152
Japan Tobacco Inc.	48	919
JFE Holdings Inc.	90	1,120
JGC Holding Corporation	16	201
JS Group Corp.	14	375
JSR Corp. (b)	7	206
JTEKT Corp.	27	276
JXTG Holdings, Inc.	358	1,628
Kajima Corp. (b)	26	377
Kamigumi Co. Ltd.	5	103
Kandenko Co., Ltd.	8	66
Kaneka Corp.	5	218
Kansai Electric Power Co. Inc.	58	628
Kansai Paint Co. Ltd.	4	115
Kao Corp.	8	516
Kato Sangyo Co., Ltd.	1	42
Kawasaki Heavy Industries Ltd. (a)	15	382
KDDI Corp. (b)	60	1,841
Keihan Holdings Co. Ltd.	2	63
Keikyu Corp.	4	60
Keio Corp.	2	128
Keisei Electric Railway Co. Ltd.	3	98
Kewpie Corporation	5	121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Keyence Corp.	1	365
Kikkoman Corp.	2	126
Kinden Corp.	7	113
Kintetsu Corp. (a)	4	164
Kirin Holdings Co. Ltd.	26	502
Kmto Energy K.K.	11	251
Kobe Steel Ltd.	73	498
Koito Manufacturing Co. Ltd.	4	263
KOKUYO Co.,Ltd.	4	61
Komatsu Ltd.	37	1,157
Konami Corp.	2	120
Konica Minolta Holdings Inc. (b)	82	445
Kose Corp.	1	71
K's Holdings Corporation (b)	11	145
Kubota Corp.	32	743
Kuraray Co. Ltd.	23	269
Kurita Water Industries Ltd.	3	129
Kyocera Corp.	12	790
Kyowa Exeo Corp.	4	103
Kyowa Kirin Co., Ltd.	4	129
Kyudenko Corp.	2	92
Kyushu Electric Power Co. Inc. (b)	33	323
Kyushu Financial Group, Inc.	15	63
Kyushu Railway Company (b)	6	149
Lawson Inc.	2	79
Lion Corp.	4	76
Mabuchi Motor Co. Ltd.	1	62
Maeda Road Construction Co. Ltd. (b)	3	58
Makita Corp.	5	223
Marubeni Corp. (b)	149	1,240
Maruha Nichiro Holdings, Inc.	3	67
Matsumotokiyoshi Holdings Co., Ltd.	3	138
Mazda Motor Corp. (a)	103	847
Mebuki Financial Group, Inc. (b)	67	158
Medipal Holdings Corp.	13	244
Megmilk Snow Brand Co.,Ltd.	4	73
Meiji Holdings Co., Ltd.	4	277
Minebea Mitsumi Inc.	11	275
MISUMI Group Inc.	4	125
Mitsubishi Chemical Holdings Corporation (b)	123	921
Mitsubishi Corp. (b)	81	2,283
Mitsubishi Electric Corp.	91	1,400
Mitsubishi Estate Co. Ltd.	28	499
Mitsubishi Gas Chemical Co. Inc.	11	258
Mitsubishi Heavy Industries Ltd.	29	900
Mitsubishi Materials Corp.	13	308
Mitsubishi Motors Corp. (a)	97	277
Mitsubishi Shokuhin Co.,Ltd.	1	34
Mitsubishi UFJ Financial Group Inc. (b)	721	3,829
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	30	179
Mitsui & Co. Ltd.	83	1,735
Mitsui Chemicals Inc.	11	342
Mitsui Fudosan Co. Ltd.	32	737
Mitsui Mining & Smelting Co Ltd	4	136
Mitsui OSK Lines Ltd.	11	373
mixi, Inc.	3	80
Mizuho Financial Group Inc. (b)	138	1,972
Morinaga Milk Industry Co., Ltd.	2	105
MS&AD Insurance Group Holdings, Inc.	24	713
Murata Manufacturing Co. Ltd.	11	860
Nabtesco Corp.	1	23
Nagase & Co., Ltd.	5	75
Nagoya Railroad Co. Ltd. (a)	6	138
NEC Corp.	9	544
NEC Electronics Corp. (a)	18	197
NEXON Co.,Ltd.	4	120
NGK Insulators Ltd.	13	240
NGK Spark Plug Co. Ltd.	10	173
NHK SPRING Co.,Ltd.	13	96
Nichirei Corporation	4	108
Nidec Corp.	5	562
Nifco Inc. (b)	3	92
Nikon Corp.	29	275
Nintendo Co. Ltd.	1	560
Nippo Corp.	2	66
Nippon Building Fund Inc.	—	124
Nippon Electric Glass Co. Ltd.	7	170
Nippon Express Co. Ltd.	5	373
Nippon Light Metal Holdings Company, Ltd.	6	122
Nippon Meat Packers Inc.	7	305
Nippon Paint Co. Ltd.	6	87
Nippon Paper Industries Co., Ltd. (b)	13	159
Nippon Shokubai Co., Ltd.	2	115
Nippon Steel Corporation	117	2,000
Nippon Steel Trading Corporation	2	74
Nippon Suisan Kaisha, Ltd.	15	74
Nippon Telegraph & Telephone Corp.	68	1,735
Nippon Television Holdings Inc.	11	142
Nippon Yusen KK	15	503
Nissan Chemical Industries Ltd.	2	96
Nissan Motor Co., Ltd. (a)	349	1,955
Nissan Shatai Co.,Ltd	3	19
Nisshin Seifun Group Inc.	10	159
Nisshinbo Holdings Inc.	15	110
Nissin Foods Holdings Co. Ltd.	1	89
Nitori Co. Ltd.	1	194
Nitto Denko Corp. (b)	6	481
NOK Corporation	10	134
Nomura Holdings Inc.	113	594
Nomura Real Estate Holdings, Inc.	6	150
Nomura Real Estate Master Fund. Inc.	—	130
Nomura Research Institute Ltd.	4	133
NSK Ltd. (b)	33	335
NTN Corporation (a)	56	173
NTT Data Corp.	18	279
Obayashi Corp.	39	363
Odakyu Electric Railway Co. Ltd.	5	145
OJI Holdings Corp.	58	374
Olympus Corp.	13	268
Omron Corp.	4	321
Ono Pharmaceutical Co. Ltd.	5	141
Oracle Corp. Japan	—	29
Oriental Land Co. Ltd.	1	181
ORIX Corp. (b)	56	935
Osaka Gas Co. Ltd.	23	445
Otsuka Corp.	2	103
Otsuka Holdings Co., Ltd.	12	527
Paltac Corporation	1	76
Pan Pacific International Holdings Corporation	5	109
Panasonic Corp.	123	1,590
Persol Holdings Co., Ltd.	6	120
Pola Orbis Holdings Inc.	2	56
Rakuten Inc.	13	155
Recruit Holdings Co., Ltd.	12	570
Rengo Co., Ltd. (b)	11	99
Resona Holdings Inc. (b)	129	543
Ricoh Co. Ltd. (b)	60	608
Rinnai Corp.	1	112
Rohm Co. Ltd.	3	286
Ryohin Keikaku Co. Ltd.	7	154
San-Ai Oil Co.,Ltd.	2	21
Sankyo Co. Ltd.	3	69
Sankyu Inc.	3	110
Santen Pharmaceutical Co. Ltd.	8	106
Sanwa Holdings Corporation	9	115
SBI Holdings Inc.	6	155
SCREEN Holdings Co., Ltd.	—	27
SCSK Corporation	1	59
Secom Co. Ltd.	4	371
Sega Sammy Holdings Inc.	7	111
Seibu Holdings Inc. (a)	9	104
Seiko Epson Corp. (b)	19	307
Seino Holdings Corp. (b)	10	132
Sekisui Chemical Co. Ltd.	20	377
Sekisui House Ltd.	30	652
Seven & I Holdings Co., Ltd.	36	1,449
SG Holdings Co., Ltd.	7	170
Sharp Corp. (b)	5	85
Shikoku Electric Power Company, Incorporated	16	121
Shimadzu Corp.	4	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Shimamura Co. Ltd.	2	185
Shimano Inc.	1	215
Shimizu Corp. (b)	35	285
Shin-Etsu Chemical Co. Ltd.	7	1,215
Shinsei Bank Ltd.	11	182
Shionogi & Co. Ltd.	5	275
Shiseido Co. Ltd.	4	269
Shizuoka Bank Ltd.	23	184
Showa Denko KK	10	294
SMC Corp.	1	408
Softbank Corp. (b)	62	812
SoftBank Group Corp.	32	2,696
Sohgo Security Services Co. Ltd.	2	95
Sojitz Corp. (b)	103	291
Sompo Holdings, Inc.	14	522
Sony Corp.	17	1,833
Square Enix Holdings Co. Ltd.	1	78
Stanley Electric Co. Ltd.	6	170
Subaru Corp. NPV (b)	45	906
Sugi Holdings Co., Ltd.	1	79
SUMCO Corporation	7	152
Sumitomo Chemical Co. Ltd. (b)	144	750
Sumitomo Corp. (b)	77	1,098
Sumitomo Electric Industries Ltd.	67	1,006
Sumitomo Forestry Co. Ltd.	10	208
Sumitomo Heavy Industries Ltd.	9	253
Sumitomo Metal Mining Co. Ltd.	9	408
Sumitomo Mitsui Financial Group Inc.	79	2,869
Sumitomo Mitsui Trust Holdings Inc. (b)	17	575
Sumitomo Realty & Development Co. Ltd.	8	291
Sumitomo Rubber Industries Inc.	18	213
Sundrug Co. Ltd.	2	88
Suntory Beverage & Food Limited	4	160
Suzuken Co. Ltd.	5	192
Suzuki Motor Corp.	18	817
Sysmex Corp.	1	130
T&D Holdings Inc. (b)	26	330
Taiheiyo Cement Corp. (b)	9	227
Taisei Corp.	10	376
Taisho Pharmaceutical Holdings Company Ltd. (b)	2	97
Taiyo Nippon Sanso Corp.	4	71
Taiyo Yuden Co. Ltd.	1	24
Takashimaya Co. Ltd.	18	193
Takeda Pharmaceutical Co. Ltd. (b)	41	1,492
TDK Corp.	4	503
Teijin Ltd. (b)	13	218
Terumo Corp.	7	254
The Gunma Bank, Ltd.	20	71
The Hachijuni Bank, Ltd.	29	105
The Iyo Bank, Ltd. (b)	11	64
THK Co. Ltd.	4	135
TIS Inc.	6	136
Tobu Railway Co. Ltd.	5	140
Toda Corp.	12	88
Toho Co. Ltd.	2	94
Toho Gas Co. Ltd. (b)	3	161
Toho Holdings Co. Ltd.	4	77
Tohoku Electric Power Co. Inc.	42	397
Tokairika Co., Ltd.	5	89
Tokio Marine Holdings Inc. (b)	22	1,062
Tokyo Broadcasting System Holdings,Inc.	6	110
Tokyo Century Corp.	1	61
Tokyo Electric Power Co. Holdings Inc. (a)	265	887
Tokyo Electron Ltd.	2	814
Tokyo Gas Co. Ltd.	25	566
Tokyo Tatemono Co. Ltd.	7	110
Tokyu Corp.	21	281
Tokyu Fudosan Holdings Corporation (b)	33	199
Toppan Printing Co. Ltd. (b)	25	421
Toray Industries Inc.	104	672
Toshiba Corp. (b)	19	658
Tosoh Corp.	17	328
TOTO Ltd.	4	222
Toyo Ink SC. Holdings Co., Ltd.	2	39
Toyo Seikan Group Holdings Ltd. (b)	17	203
Toyo Suisan Kaisha Ltd.	2	101
Toyo Tire Corporation (b)	5	88
Toyoda Gosei Co. Ltd.	5	121
Toyota Boshoku Corporation	5	88
Toyota Industries Corp. (b)	6	545
Toyota Motor Corp.	99	7,719
Toyota Tsusho Corp.	17	729
Trend Micro Inc.	2	95
TS Tech Co.,Ltd.	8	113
TSURUHA Holdings ,Inc.	1	116
TV Asahi Holdings Corp.	3	58
Ube Industries Ltd.	10	207
Unicharm Corp.	4	160
Unipres Corp. (a)	4	36
United Super Markets Holdings Inc.	5	49
Welcia Holdings Co.,Ltd.	1	48
West Japan Railway Co.	9	490
Yahoo! Japan Corp.	41	205
Yakult Honsha Co. Ltd.	2	107
Yamada Denki Co. Ltd.	54	292
Yamaguchi Financial Group,Inc.	13	89
Yamaha Corp.	4	191
Yamaha Motor Co. Ltd.	21	527
Yamato Holdings Co. Ltd.	12	336
Yamazaki Baking Co. Ltd.	8	124
Yaskawa Electric Corp.	3	170
Yokogawa Electric Corp.	8	151
Yokohama Rubber Co. Ltd.	10	170
Zeon Corporation	7	114
		154,512
Australia 15.1%
AGL Energy Limited	43	316
AMP Ltd. (a)	286	275
Ampol Limited	19	354
APA Group	23	179
Aristocrat Leisure Limited	5	127
ASX Ltd.	1	71
Aurizon Holdings Limited	82	243
AusNet Services Holdings Pty Ltd	55	77
Australia & New Zealand Banking Group Ltd.	132	2,821
Bank of Queensland Ltd. (b)	26	172
Bendigo and Adelaide Bank Ltd.	28	217
BHP Group PLC	90	3,131
BlueScope Steel Ltd.	28	412
Boral Ltd.	65	273
Brambles Limited	34	276
CIMIC Group Limited (b)	4	57
Coca-Cola Amatil Ltd.	14	141
Coles Group Limited	30	366
Commonwealth Bank of Australia	52	3,378
Computershare Ltd.	11	127
Crown Resorts Limited	22	198
CSL Ltd.	3	536
DEXUS Funds Management Limited	28	205
Downer EDI Ltd.	45	175
Fortescue Metals Group Ltd.	30	452
Goodman Funding Pty Ltd	17	228
GPT Group	55	192
Harvey Norman Holdings Ltd.	21	93
Incitec Pivot Ltd. (a)	102	226
Insurance Australia Group Ltd.	89	318
LendLease Corp. Ltd.	33	325
Macquarie Group Limited	7	837
Medibank Private Limited	91	193
Metcash Limited	71	199
Mirvac Group	131	249
National Australia Bank Ltd.	132	2,617
Newcrest Mining Ltd.	12	228
Oil Search Ltd.	57	180
Orica Ltd.	13	142
Origin Energy Ltd.	100	359
Qantas Airways Ltd. (a)	37	143
QBE Insurance Group Ltd.	57	419
Ramsay Health Care Ltd.	3	134

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Rio Tinto Ltd.	13	1,078
Santos Ltd.	46	249
Scentre Group Limited	256	548
SIMS Limited	19	212
Sonic Health Care Ltd.	9	238
South32 Limited	224	479
Stockland	94	316
Suncorp Group Ltd.	77	579
Sydney Airport Corporation Limited (a)	9	44
Tabcorp Holdings Ltd.	66	236
Telstra Corp. Ltd.	247	638
The Star Entertainment Group Limited	51	147
Transurban Group	26	263
Treasury Wine Estates Limited	17	137
Tuas Limited (a)	4	2
Vicinity Centres RE Ltd	156	195
Viva Energy Australia Group Pty Ltd	86	109
Wesfarmers Ltd.	35	1,411
Westpac Banking Corporation	178	3,301
Woodside Petroleum Ltd.	47	864
Woolworths Group Ltd.	43	1,326
WorleyParsons Ltd.	12	95
		34,128
Hong Kong 7.3%
AIA Group Limited	137	1,682
ASM Pacific Technology Ltd.	6	77
Bank of East Asia Ltd.	38	81
Budweiser Brewing Company APAC Limited	16	47
Cathay Pacific Airways Limited (a) (b)	62	58
Champion Real Estate Investment Trust	85	50
Charoen Pokphand Foods Public Company Limited	78	10
China Gas Holdings Ltd.	25	103
China South City Holdings Limited	218	24
Chow Tai Fook Jewellery Group Limited	47	72
CK Asset Holdings Limited	132	805
CK Hutchison Holdings Limited	200	1,603
CK Infrastructure Holdings Limited	13	75
CLP Holdings Ltd.	59	579
Dairy Farm International Holdings Ltd.	12	51
First Pacific Company Limited	128	42
Galaxy Entertainment Group Ltd. (a)	28	254
GCL-Poly Energy Holdings Limited (a) (b) (c)	1,953	503
Great Eagle Holdings Limited	7	24
Hang Lung Group Ltd.	31	79
Hang Lung Properties Ltd.	66	172
Hang Seng Bank Ltd.	21	402
Henderson Land Development Co. Ltd.	62	280
HK Electric Investments Limited	60	60
HKT Trust	113	161
Hong Kong & China Gas Co. Ltd.	149	237
Hong Kong Exchanges & Clearing Ltd.	5	284
Hongkong Land Holdings Ltd.	67	331
Hopson Development Holdings Limited	28	101
Hysan Development Co. Ltd.	35	137
Jardine Matheson Holdings Ltd.	9	596
Jardine Strategic Holdings Ltd.	8	278
Johnson Electric Holdings Limited	18	49
K. Wah International Holdings Ltd.	62	32
Kerry Logistics Network Limited	23	69
Kerry Properties Ltd.	52	169
Kingboard Chemical Holdings Ltd.	41	225
Kingboard Laminates Holdings Limited	37	82
Lee & Man Paper Manufacturing Ltd.	74	68
Link Real Estate Investment Trust	57	516
Luk Fook Holdings International Ltd.	14	39
Melco International Development Limited (a)	17	35
Melco Resorts & Entertainment Ltd. - ADR (a)	11	226
MTR Corp.	47	270
New World Development Company Limited	96	499
Nine Dragons Paper (Holdings) Limited	72	106
NWS Holdings Ltd.	108	115
Pacific Century Premium Developments Limited (a)	21	2
PCCW Ltd.	186	105
Power Assets Holdings Ltd.	20	118
Sands China Ltd. (a)	55	277
Shangri-La Asia Ltd. (a)	60	60
Shimao Property Holdings Limited	41	131
Sino Biopharmaceutical Limted	84	85
Sino Land Co.	154	215
SJM Holdings Limited (a)	63	83
Skyworth Group Limited (a)	202	69
Sun Art Retail Group Limited (b)	51	42
Sun Hung Kai Properties Ltd.	71	1,080
Swire Pacific Ltd. - Class A	68	519
Swire Properties Limited	48	149
Techtronic Industries Company Limited	13	223
VTech Holdings Ltd.	8	70
WH Group Limited	520	423
Wharf Holdings Ltd.	96	254
Wharf Real Estate Investment Company Limited	67	377
Xinyi Glass Holdings Limited	36	118
Yue Yuen Industrial Holdings Ltd. (a)	81	204
		16,362
Singapore 3.0%
Ascendas REIT	48	110
CapitaLand Ltd.	93	261
CapitaMall Trust	76	123
China Aviation Oil (Singapore) Corporation Ltd	15	13
City Developments Ltd.	25	146
ComfortDelgro Corp. Ltd.	130	166
DBS Group Holdings Ltd.	53	1,132
Genting Singapore Limited	184	126
Golden Agri-Resources Ltd.	428	67
Hutchison Port Holdings Trust	280	63
Jardine Cycle & Carriage Ltd.	2	30
Keppel Corporation Limited	74	293
Mapletree Commercial Trust Management Ltd. (d)	10	15
Olam International Limited	20	26
Oversea-Chinese Banking Corporation Limited	121	1,062
Sembcorp Industries Ltd	64	87
Singapore Airlines Ltd. (a)	99	410
Singapore Airport Terminal Services Ltd. (a)	4	14
Singapore Press Holdings Ltd. (b)	127	145
Singapore Technologies Engineering Ltd.	32	94
Singapore Telecommunications Limited	351	638
StarHub Ltd	33	31
Suntec Real Estate Investment Trust	10	11
United Overseas Bank Ltd.	48	918
UOL Group Ltd.	20	115
Venture Corp. Ltd.	8	126
Wilmar International Limited	90	366
Yanlord Land Group Limited	58	53
		6,641
New Zealand 0.5%
Air New Zealand Limited (a) (b)	69	83
Auckland International Airport Limited (a)	15	79
Chorus Limited	2	9
Contact Energy Limited	27	134
EBOS Group Limited (b)	1	17
Fisher & Paykel Healthcare Corp.	1	16
Fletcher Building Ltd.	67	330
Genesis Energy Limited	3	8
Infratil Limited	2	12
Kiwi Property Group Limited	10	8
Mercury NZ Limited	15	66
Meridian Energy Limited	26	99
Ryman Healthcare Ltd.	1	8
SKYCITY Entertainment Group Limited (a)	6	15
Spark New Zealand Ltd.	53	167
Z Energy Limited (a)	6	12
		1,063
United States of America 0.1%
Samsonite International S.A. (a)	68	132
Macau 0.0%
MGM China Holdings Limited (a)	14	25
Wynn Macau, Limited (a)	30	58
		83

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Russian Federation 0.0%
United Company RUSAL PLC (a)	64	40
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a) (b)	75	24
Total Common Stocks (cost $193,958)		212,985
INVESTMENT COMPANIES 3.1%
United States of America 3.1%
Vanguard MSCI Pacific ETF (b)	85	6,956
Total Investment Companies (cost $6,993)		6,956
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 4.6%
JNL Securities Lending Collateral Fund, 0.00% (e) (f)	10,483	10,483
Investment Companies 1.5%
JNL Government Money Market Fund, 0.00% (e) (f)	3,364	3,364
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (g) (h)	253	253
Total Short Term Investments (cost $14,100)		14,100
Total Investments 103.8% (cost $215,051)		234,041
Other Derivative Instruments (0.0)%		(89)
Other Assets and Liabilities, Net (3.8)%		(8,470)
Total Net Assets 100.0%		225,482

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	03/19/21	15	15	—

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	12	June 2021	AUD	2,035	12	(5)
TOPIX Index	22	June 2021	JPY	422,127	(45)	71
					(33)	66

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CBA	06/16/21	AUD	1,206	916	(10)
AUD/USD	UBS	06/16/21	AUD	186	141	—
JPY/USD	UBS	06/16/21	JPY	332,660	3,007	(52)
USD/AUD	GSC	06/16/21	AUD	(192)	(146)	1
USD/JPY	GSC	06/16/21	JPY	(28,653)	(259)	5
					3,659	(56)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 95.7%
United Kingdom 23.7%
3i Group plc	22	353
Anglo American PLC	34	1,325
Ashtead Group Public Limited Company	7	403
Associated British Foods PLC (a)	14	449
AstraZeneca PLC	14	1,393
Aviva PLC	192	1,079
Babcock International Group PLC (a)	34	107
BAE Systems PLC	89	621
Barclays PLC	980	2,507
Barratt Developments P L C	43	441
Bellway P L C	1	61
BP P.L.C.	1,777	7,187
British American Tobacco P.L.C.	78	2,962
BT Group Plc (a)	716	1,527
Bunzl Public Limited Company	7	211
Burberry Group PLC (a)	10	261
Centrica PLC (a)	806	601
Compass Group PLC (a)	37	735
DCC Public Limited Company	3	262
Diageo PLC	28	1,148
Direct Line Insurance Limited	68	294
Dixons Carphone PLC (a)	83	164
DS Smith PLC	45	252
easyJet PLC (a)	20	264
Evraz PLC	15	119
Experian PLC	7	232
Ferguson PLC	5	629
Fiat Chrysler Automobiles N.V. (a)	147	2,600
GlaxoSmithKline PLC	109	1,923
HSBC Holdings PLC	1,032	6,026
Imperial Brands PLC	50	1,027
Inchcape PLC	24	246
Informa Switzerland Limited (a)	31	237
Intu Properties PLC (a) (b)	156	3
ITV Plc (a)	190	315
J Sainsbury PLC	214	714
Johnson Matthey PLC	11	458
Kingfisher Plc	159	699
Land Securities Group PLC	31	300
Legal & General Group PLC	178	683
Lloyds Banking Group PLC	4,150	2,434
M&G PLC	158	451
Marks & Spencer Group Plc (a)	239	497
Micro Focus International PLC	36	275
Mondi plc	17	423
National Grid PLC	129	1,543
Next PLC (a)	2	214
Pearson PLC	32	346
Persimmon Public Limited Company	10	389
Prudential Public Limited Company (c)	46	992
Reckitt Benckiser Group PLC	11	942
Relx PLC	20	491
Rio Tinto PLC	32	2,452
Rolls-Royce Holdings plc (a)	210	304
Royal Mail PLC	114	796
RSA Insurance Group PLC	27	251
Schroders PLC	3	135
Smith & Nephew PLC	13	251
Smiths Group PLC	7	151
SSE PLC	39	786
Standard Chartered PLC	177	1,221
Standard Life Aberdeen PLC	89	355
Stolt-Nielsen M.S. Ltd.	—	4
Taylor Wimpey PLC	145	362
Tesco PLC	265	837
The Berkeley Group Holdings PLC	4	227
The British Land Company Public Limited Company	32	219
The Royal Bank of Scotland Group Public Limited Company	185	501
Travis Perkins PLC (a)	14	294
Unilever PLC	41	2,273
United Utilities Group PLC	17	220
Vodafone Group Public Limited Company	1,926	3,506
Whitbread PLC (a)	7	331
WM Morrison Supermarkets P L C	197	497
WPP 2012 Limited	75	962
		66,750
France 16.2%
Accor SA (a)	4	135
Aeroports de Paris (a)	1	66
Air France - KLM (a) (d)	24	143
ALD (e)	4	61
Alstom (a)	6	285
Amundi	1	74
Arkema	2	223
AtoS SE	2	134
AXA SA	97	2,606
BNP Paribas SA	63	3,816
Bollore SA	30	145
Bouygues SA	15	620
Capgemini SA	3	524
Carrefour SA	43	771
Casino Guichard Perrachon SA (a)	7	240
Cie de Saint-Gobain	28	1,639
Cie Generale d'Optique Essilor International SA	4	683
CNP Assurances SA	13	254
Compagnie Generale des Etablissements Michelin	7	1,053
Covivio	1	108
Credit Agricole SA	65	946
Danone	14	972
Dassault Systemes SA	—	93
Eiffage	3	274
Electricite de France	35	472
Engie	103	1,469
Eurazeo SA	1	105
Faurecia	7	376
Gecina SA	1	117
Hermes International SCA	—	172
Iliad SA	—	34
Kering SA	1	426
Klepierre	8	191
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	7	1,080
Legrand SA	4	335
L'Oreal SA	2	826
LVMH Moet Hennessy Louis Vuitton SE	2	1,445
Natixis	76	362
Orange SA	115	1,413
Pernod-Ricard SA	2	425
Publicis Groupe SA	9	532
Renault SA (a)	33	1,448
Rexel	19	376
Safran	5	668
Sanofi SA	27	2,637
Schneider Electric SE (a)	10	1,501
SCOR	6	193
Societe Generale SA	107	2,811
Sodexo SA (a)	3	261
SUEZ	13	280
Thales SA	2	221
Total SA	144	6,727
Valeo	12	421
Veolia Environnement	19	486
VINCI	12	1,272
Vivendi SA	16	514
		45,461
Germany 14.3%
Adidas AG - Class N	2	630
Allianz SE	13	3,213
Aurubis AG	2	180
BASF SE - Class N	42	3,515
Bayer AG - Class N	38	2,395
Bayerische Motoren Werke AG	26	2,666
Beiersdorf AG	1	126
Brenntag AG - Class N	4	362

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Ceconomy AG	17	183
Continental AG (a)	7	877
Covestro AG	9	596
Daimler AG - Class N	57	5,124
Deutsche Bank Aktiengesellschaft - Class N (a)	110	1,322
Deutsche Boerse AG - Class N	1	242
Deutsche Lufthansa AG (a)	48	638
Deutsche Post AG - Class N	26	1,451
Deutsche Telekom AG - Class N	115	2,325
Dresdner Bank AG (a)	98	601
DW Property Invest GmbH	5	243
DWS Group GmbH & Co. KGaA	1	41
E.ON SE - Class N	55	642
Evonik Industries AG	8	278
Fraport AG Frankfurt Airport Services Worldwide (a)	1	67
Fresenius Medical Care AG & Co. KGaA	5	399
Fresenius SE & Co. KGaA	14	635
GEA Group AG	3	139
Hannover Rueck SE - Class N	1	242
Hapag-Lloyd Aktiengesellschaft	1	91
HeidelbergCement AG	8	713
HELLA GmbH & Co. KGaA (a)	1	77
Hochtief AG	1	81
Infineon Technologies AG - Class N	13	556
K+S Aktiengesellschaft - Class N (a)	18	182
Kion Group AG	1	104
Knorr - Bremse Aktiengesellschaft	1	98
Merck KGaA	2	298
Muenchener Rueckversicherungs AG - Class N	4	1,271
OSRAM Licht AG (a)	2	123
RWE AG	14	541
Salzgitter AG (a)	6	179
SAP SE	10	1,274
Siemens AG - Class N	19	3,188
Siemens Energy AG (a)	8	287
Siemens Healthineers AG	2	112
Talanx Aktiengesellschaft	2	93
Telefonica Deutschland Holding AG	50	146
ThyssenKrupp AG (a)	27	355
Traton SE	2	68
TUI AG - Class N (a) (f)	68	343
Uniper SE	7	255
United Internet AG - Class N	2	74
Vonovia SE	7	479
Wacker Chemie AG	1	80
		40,200
Netherlands 8.9%
ABN AMRO Bank N.V. - DUTCHCERT	83	1,007
Aegon NV	159	760
Airbus SE (a)	8	915
Akzo Nobel N.V.	5	602
ASML Holding	2	1,007
ASR Nederland N.V.	4	192
CNH Industrial N.V. (a)	34	523
Heineken Holding N.V.	2	215
Heineken NV (d)	3	317
ING Groep N.V.	214	2,627
Koninklijke Ahold Delhaize N.V.	49	1,367
Koninklijke DSM N.V.	3	441
Koninklijke KPN N.V.	94	319
Koninklijke Philips N.V.	16	921
NN Group N.V.	15	719
Prosus N.V. (a)	1	102
Randstad NV (d)	6	415
Royal Dutch Shell PLC - Class A	566	10,973
Signify N.V.	8	395
Unibail-Rodamco SE (d)	12	970
Wolters Kluwer NV - Class C	2	176
		24,963
Switzerland 8.5%
ABB Ltd. - Class N	37	1,109
Adecco Group AG - Class N	9	576
Alcon AG	8	557
Baloise Holding AG - Class N	1	151
Coca-Cola HBC AG	4	137
Compagnie Financiere Richemont SA	10	950
Credit Suisse Group AG - Class N	75	791
Geberit AG - Class N	—	211
Givaudan SA - Class N	—	255
Glencore PLC	956	3,752
Julius Bar Gruppe AG - Class N	3	176
Kühne + Nagel International AG	1	273
LafargeHolcim Ltd.	19	1,106
Lonza Group AG	—	209
Nestle SA - Class N	39	4,357
Novartis AG - Class N	34	2,880
SGS SA - Class N	—	190
Sika AG	1	247
STMicroelectronics NV	8	299
Swatch Group AG	2	489
Swiss Life Holding AG - Class N	1	465
Swiss Re AG	12	1,153
Swisscom AG - Class N	1	348
UBS Group AG	115	1,777
Zurich Insurance Group AG - Class N	4	1,556
		24,014
Spain 6.3%
Acciona,S.A.	1	93
ACS, Actividades de Construccion y Servicios, S.A.	11	364
AENA, S.M.E., S.A. (a)	1	194
Amadeus IT Group SA	5	369
Banco Bilbao Vizcaya Argentaria, S.A. (a)	459	2,388
Banco de Sabadell, S.A. (a)	921	493
Banco Santander, S.A.	1,512	5,150
CaixaBank, S.A.	216	670
Endesa SA	12	321
Ferrovial, S.A.	5	141
Grifols, S.A.	4	111
Iberdrola, Sociedad Anonima	140	1,804
Industria de Diseno Textil, S.A.	18	597
International Consolidated Airlines Group, S.A. - ADR (d)	111	615
MAPFRE, S.A. (d)	67	141
Naturgy Energy Group SA	22	529
Red Electrica Corporacion, S.A.	7	128
Repsol SA	158	1,960
Siemens Gamesa Renewable Energy, S.A.	2	62
Telefonica SA	377	1,687
		17,817
Italy 4.6%
A2A SpA	62	113
Assicurazioni Generali SpA	49	979
Atlantia SpA (a)	16	300
Banca Monte dei Paschi di Siena S.p.A. (a) (d)	31	42
Banco BPM Societa' Per Azioni	122	350
Enel SpA	189	1,881
ENI SpA	232	2,860
Ferrari N.V.	—	39
Hera S.p.A.	7	27
Intesa Sanpaolo SpA	851	2,308
Leonardo S.p.A.	27	215
Mediobanca SpA (a)	27	297
Pirelli & C. S.p.A.	20	118
Poste Italiane - Societa' Per Azioni	13	166
Prysmian S.p.A.	1	38
Saipem S.p.A.	49	133
Saras S.p.A. (a)	32	22
Snam Rete Gas SpA	40	223
Telecom Italia SpA	1,803	976
Terna – Rete Elettrica Nazionale S.p.A.	23	174
UniCredit S.p.A.	141	1,493
Unipol Gruppo Finanziario S.P.A.	32	180
UnipolSai Assicurazioni S.p.A.	20	61
		12,995
Sweden 3.2%
AAK AB (publ)	1	15
Aktiebolaget Electrolux - Class B (d)	7	194
Aktiebolaget SKF - Class B (d)	12	347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Aktiebolaget Volvo - Class B (d)	40	1,024
Alfa Laval AB	1	34
Assa Abloy AB - Class B	12	358
Atlas Copco Aktiebolag - Class A	10	595
Axfood Aktiebolag (d)	1	16
Billerudkorsnas Aktiebolag (Publ)	1	25
Boliden AB	9	316
Castellum AB (d)	1	22
Dometic Group AB (publ)	2	23
Epiroc Aktiebolag - Class A	2	41
Essity Aktiebolag (publ) (d)	10	329
Fabege AB (d)	1	15
Fastighets Ab Balder - Class B (a)	—	12
Getinge AB - Class B	1	19
Hennes & Mauritz AB - Class B (a) (d)	27	600
Hexagon Aktiebolag - Class B	3	235
Hexpol AB - Class B	1	15
Holmen Aktiebolag - Class B	—	19
Husqvarna Aktiebolag - Class B	2	35
ICA Gruppen Aktiebolag	3	126
Intrum AB	—	13
Investmentaktiebolaget Latour - Class B	—	5
JM AB (d)	—	13
Loomis AB - Class B	1	22
Lundin Petroleum AB	1	25
NIBE Industrier AB - Class B	1	17
Pandox Aktiebolag (a) (d)	—	8
Peab AB - Class B	2	19
Ratos AB - Class B	3	16
Saab AB - Class B (d)	1	17
Sandvik AB	18	503
Securitas AB - Class B	11	189
Skandinaviska Enskilda Banken AB - Class A (d)	44	543
Skanska AB - Class B	12	307
SSAB AB - Class A (a)	59	311
Svenska Cellulosa Aktiebolaget SCA - Class B (d)	2	41
Svenska Handelsbanken AB - Class A (d)	46	502
Swedbank AB - Class A	40	711
Swedish Match AB	—	37
Tele2 AB - Class B	10	138
Telefonaktiebolaget LM Ericsson - Class B	57	754
Telia Co. AB	96	418
Trelleborg AB - Class B	1	37
		9,061
Finland 2.0%
Elisa Oyj	1	31
Fortum Oyj	12	327
Kesko Oyj - Class B	10	306
Kone Corporation	4	298
Neste Oyj	5	280
Nokia Oyj (a)	210	840
Nokian Renkaat Oyj (d)	1	33
Nordea Bank ABP	181	1,784
Orion Oyj - Class B	1	24
Outokumpu Oyj (a)	6	37
Sampo Oyj - Class A	12	543
Stora Enso Oyj - Class R	20	368
UPM-Kymmene Oyj	18	634
Wartsila Oyj	20	211
		5,716
Norway 1.5%
Aker ASA	1	16
Atea ASA	—	8
Austevoll Seafood ASA	1	11
DNB Bank ASA	30	640
Elkem ASA	3	11
Entra ASA	1	15
Equinor ASA	59	1,164
Gjensidige Forsikring ASA	3	79
Kongsberg Gruppen ASA	—	11
Leroy Seafood Group ASA	2	15
Mowi ASA	11	274
Norsk Hydro ASA	89	568
Orkla ASA	18	177
SalMar ASA	—	12
Schibsted ASA - Class A	—	10
Sparebank 1 Sr-Bank Asa	1	15
Storebrand ASA	3	27
Subsea 7 S.A. (a)	21	207
Telenor ASA	22	384
TGS NOPEC Geophysical Company ASA	1	17
Wallenius Wilhelmsen ASA (a)	2	8
Wilh. Wilhelmsen Holding ASA - Class A	—	1
Yara International ASA	9	447
		4,117
Denmark 1.4%
A P Moller - Maersk A/S - Class B	—	633
Aktieselskabet Schouw & Co.	—	13
Carlsberg A/S - Class B	2	245
Chr. Hansen Holding A/S (a)	—	19
Coloplast A/S - Class B	1	101
Danske Bank A/S	35	664
Demant A/S (a)	—	12
DFDS A/S (a)	—	14
DSV Panalpina A/S	1	262
H Lundbeck A/S	—	12
ISS A/S (a)	11	208
Jyske Bank A/S (a)	1	29
Novo Nordisk A/S - Class B	14	932
Novozymes A/S - Class B	2	156
Orsted A/S	1	205
Pandora A/S (a)	—	44
Rockwool International A/S - Class B	—	26
The Drilling Company of 1972 A/S (a)	1	26
Tryg A/S	1	16
Vestas Wind Systems A/S	2	431
		4,048
Belgium 1.4%
Ackermans	—	24
ageas SA/NV	8	496
Anheuser-Busch InBev	25	1,574
Bpost	1	13
Colruyt SA	2	103
Compagnie D'entreprises CFE	—	7
D'ieteren	—	19
Elia Group	—	11
Euronav	2	17
Galapagos (a)	—	12
KBC Groep NV	9	673
NV Bekaert SA	1	23
Proximus	7	148
Solvay SA	3	407
Telenet Group Holding	—	11
UCB SA	2	180
Umicore	4	223
		3,941
Luxembourg 1.1%
ArcelorMittal	76	2,203
Millicom International Cellular SA - SDR (a)	7	265
RTL Group SA (a)	2	117
SES S.A. - DRC	24	194
Tenaris SA	27	302
		3,081
Ireland 1.0%
AIB Group Public Limited Company (a)	71	188
Bank of Ireland Group Public Limited Company (a)	72	359
CRH Plc	23	1,070
Flutter Entertainment Public Limited Company (a)	—	48
Kerry Group Plc	2	198
Ryanair Holdings Plc - ADR (a)	4	496
Smurfit Kappa Funding Designated Activity Company	6	285
		2,644
Austria 0.6%
AGRANA Beteiligungs-Aktiengesellschaft	—	2
Andritz AG	—	22
BAWAG Group AG	1	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Erste Group Bank AG	14	470
EVN AG	—	7
Lenzing Aktiengesellschaft (a)	—	13
Mayr-Melnhof Karton Aktiengesellschaft	—	12
OMV AG	9	434
Osterreichische Post Aktiengesellschaft (d)	—	11
Raiffeisen Bank International AG	8	166
Strabag SE	—	11
Telekom Austria Aktiengesellschaft	3	27
UNIQA Insurance Group AG	2	12
Verbund AG (d)	1	49
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	11
Voestalpine AG	9	361
Wienerberger AG	1	30
		1,680
Australia 0.5%
BHP Group PLC	51	1,481
Portugal 0.3%
Alphaquest Original Ltd	3	10
Energias de Portugal SA	74	424
Galp Energia, SGPS, S.A.	24	282
Jeronimo Martins, SGPS, S.A.	6	106
SONAE - S.G.P.S., S.A.	19	17
		839
United States of America 0.1%
Carnival Plc (a)	14	298
Chile 0.1%
Antofagasta PLC	7	166
Total Common Stocks (cost $249,595)		269,272
PREFERRED STOCKS 3.0%
Germany 1.8%
Henkel AG & Co. KGaA (g)	6	705
Porsche Automobil Holding SE (g)	4	383
Schaeffler AG	12	104
Volkswagen AG (g)	14	3,839
		5,031
Switzerland 1.2%
Lindt & Spruengli AG	—	201
Roche Holding AG	9	3,022
Schindler Holding AG	1	197
		3,420
Total Preferred Stocks (cost $6,256)		8,451
RIGHTS 0.0%
Italy 0.0%
Snam S.P.A. (a) (h)	43	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 0.00% (c) (i)	3,545	3,545
Investment Companies 0.2%
JNL Government Money Market Fund, 0.00% (c) (i)	696	696
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.09%, 06/24/21 (j) (k)	154	154
0.03%, 09/09/21 (j) (k)	121	121
		275
Total Short Term Investments (cost $4,516)		4,516
Total Investments 100.3% (cost $260,367)		282,239
Other Derivative Instruments (0.0)%		(20)
Other Assets and Liabilities, Net (0.3)%		(715)
Total Net Assets 100.0%		281,504

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of March 31, 2021.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $61 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	897	—	39	5	(1)	135	992	0.4

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG - Class N	03/19/21	373	343	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	35	June 2021	EUR	1,330	(2)	28
FTSE 100 Index	8	June 2021	GBP	537	(6)	(4)
					(8)	24

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	06/16/21	EUR	569	668	(11)
EUR/USD	CBA	06/16/21	EUR	37	43	(1)
EUR/USD	CIT	06/16/21	EUR	558	655	(9)
EUR/USD	JPM	06/16/21	EUR	226	265	(4)
EUR/USD	JPM	06/16/21	EUR	38	45	—
EUR/USD	SCB	06/16/21	EUR	295	346	(2)
GBP/USD	BMO	06/16/21	GBP	66	91	—
GBP/USD	BOA	06/16/21	GBP	201	278	(3)
GBP/USD	CBA	06/16/21	GBP	196	270	(1)
GBP/USD	JPM	06/16/21	GBP	117	161	—
GBP/USD	SGA	06/16/21	GBP	67	92	—
USD/EUR	BMO	06/16/21	EUR	(176)	(206)	4
USD/EUR	BOA	06/16/21	EUR	(113)	(133)	1
USD/EUR	CBA	06/16/21	EUR	(189)	(223)	4
USD/EUR	HSB	06/16/21	EUR	(153)	(180)	2
USD/EUR	JPM	06/16/21	EUR	(76)	(89)	1
USD/EUR	RBC	06/16/21	EUR	(346)	(406)	—
USD/EUR	SCB	06/16/21	EUR	(189)	(221)	4
USD/EUR	UBS	06/16/21	EUR	(38)	(44)	1
USD/GBP	BMO	06/16/21	GBP	(67)	(92)	—
USD/GBP	JPM	06/16/21	GBP	(67)	(93)	1
USD/GBP	RBC	06/16/21	GBP	(67)	(92)	—
USD/GBP	SCB	06/16/21	GBP	(67)	(92)	1
					1,043	(12)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 98.8%
Industrials 17.4%
AAR Corp.	7	308
ABM Industries Incorporated	9	437
ACCO Brands Corporation	13	113
Acuity Brands, Inc.	9	1,531
ADT, Inc.	15	128
Aerojet Rocketdyne Holdings, Inc. (a)	3	121
Air Lease Corporation - Class A	20	973
Allegiant Travel Company (a)	3	703
Allison Systems, Inc.	25	1,039
Altra Industrial Motion Corp.	7	398
AMERCO (a)	1	623
American Woodmark Corporation (a)	1	70
AO Smith Corp.	17	1,166
APi Group Corporation (a)	3	66
Apogee Enterprises, Inc.	6	257
Applied Industrial Technologies, Inc.	5	425
Arcbest Corporation	1	94
Arcosa, Inc.	7	440
Armstrong World Industries, Inc.	4	381
ASGN Incorporated (a)	6	548
Astec Industries, Inc.	1	67
Atlas Air Worldwide Holdings, Inc. (a)	10	578
Avis Budget Group, Inc. (a)	34	2,444
Barnes Group Inc.	5	246
Beacon Roofing Supply, Inc. (a)	11	580
Boise Cascade Company	7	438
Brady Corp. - Class A	6	298
BrightView Holdings, Inc. (a)	6	97
Builders FirstSource, Inc. (a)	21	995
BWXT Government Group, Inc.	8	539
Carlisle Cos. Inc.	6	1,024
Clean Harbors Inc. (a)	6	521
Colfax Corp. (a)	20	855
Comfort Systems USA Inc.	6	416
Copart Inc. (a)	6	693
CoreLogic, Inc.	8	624
Cornerstone Building Brands, Inc. (a)	3	39
CoStar Group, Inc. (a)	1	572
Covanta Holding Corporation	23	323
Crane Co.	8	727
Cubic Corp.	1	79
Curtiss-Wright Corp.	6	706
Deluxe Corp.	9	378
Donaldson Co. Inc.	10	598
Dycom Industries, Inc. (a)	7	664
EMCOR Group, Inc.	8	867
Encore Wire Corp.	2	148
Enerpac Tool Group Corp. - Class A	5	142
EnerSys	5	460
EnPro Industries, Inc.	2	142
Equifax Inc.	8	1,421
Flowserve Corporation	25	974
Forward Air Corp.	4	313
Franklin Electric Co. Inc.	4	303
FTI Consulting Inc. (a)	5	647
Gates Industrial Corporation PLC (a)	6	98
GATX Corporation	6	539
Generac Holdings Inc. (a)	2	675
GMS Inc. (a)	7	309
Graco Inc.	11	808
GrafTech International Ltd.	4	44
Granite Construction Incorporated	10	415
Greenbrier Cos. Inc.	10	469
Griffon Corporation	5	125
Hawaiian Holdings, Inc. (a)	26	682
Healthcare Services Group Inc.	12	332
Heartland Express Inc.	5	98
HEICO Corp.	3	431
Herc Holdings Inc. (a)	5	469
Herman Miller Inc.	13	522
Hexcel Corp. (a)	20	1,101
Hillenbrand Inc.	9	429
HNI Corp.	4	170
HUB Group Inc. - Class A (a)	6	376
Hubbell Inc.	7	1,229
Hyster-Yale Materials Handling Inc. - Class A	1	110
IAA Spinco Inc. (a)	7	397
IDEX Corporation	6	1,214
Ingersoll Rand Inc. (a)	9	430
Insperity, Inc.	1	69
ITT Industries Holdings, Inc.	10	915
JELD-WEN Holding, Inc. (a)	12	341
Kaman Corp.	4	205
KAR Auction Services, Inc. (a)	22	334
Kelly Services Inc. - Class A (a)	5	107
Kennametal Inc.	14	557
Kirby Corp. (a)	13	784
Knight-Swift Transportation Holdings Inc. - Class A	25	1,207
Korn Ferry	8	472
Landstar System Inc.	6	921
Lennox International Inc.	3	914
Lincoln Electric Holdings Inc.	7	855
Macquarie Infrastructure Corporation (a)	21	664
Masco Corporation	19	1,134
Masonite International Corporation (a)	4	449
MasTec Inc. (a)	12	1,161
Matson Intermodal - Paragon, Inc.	4	300
Matthews International Corp. - Class A	4	143
Maxar Technologies Inc.	1	56
Meritor, Inc. (a)	13	368
Middleby Corp. (a)	6	1,008
Moog Inc. - Class A	4	323
MRC Global Inc. (a)	14	122
MSA Safety Inc.	2	314
MSC Industrial Direct Co. - Class A	9	792
Mueller Industries Inc.	6	247
Navistar International Corporation (a)	1	54
Nordson Corp.	4	736
Now, Inc. (a)	30	304
Nvent Electric Public Limited Company	27	740
Old Dominion Freight Line Inc.	6	1,445
Oshkosh Corp.	12	1,440
Parsons Corporation (a)	3	141
Pentair Public Limited Company	23	1,436
Pitney Bowes Inc.	15	123
Primoris Services Corporation	7	231
Regal-Beloit Corp.	6	825
Resideo Technologies, Inc. (a)	23	654
Rexnord Corporation	11	523
Rollins Inc.	8	281
Rush Enterprises Inc. - Class A	5	270
Ryder System, Inc.	4	282
Saia, Inc. (a)	2	503
Schneider National, Inc. - Class B	13	317
Sensata Technologies Holding PLC (a)	19	1,111
Simpson Manufacturing Co. Inc.	4	449
SkyWest Inc. (a)	12	642
Spirit Airlines Inc. (a)	34	1,260
SPX Flow, Inc.	3	211
Steelcase Inc. - Class A	17	242
Stericycle Inc. (a)	9	593
Teledyne Technologies Inc. (a)	2	912
Terex Corp.	17	799
Tetra Tech, Inc.	5	633
Textainer Group Holdings Limited (a)	2	64
Timken Co.	12	972
Toro Co.	9	891
TransUnion	6	560
TriNet Group Inc. (a)	1	42
Trinity Industries Inc.	20	582
Tutor Perini Corp. (a)	12	232
Uber Technologies, Inc. (a)	12	641
UFP Industries, Inc.	8	577
UniFirst Corp.	2	408
Univar Solutions Inc. (a)	38	822
Valmont Industries Inc.	3	662

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.	5	893
Wabash National Corp.	3	59
Wabtec Corp.	11	849
Watsco Inc.	4	1,027
Watts Water Technologies Inc. - Class A	3	338
Werner Enterprises Inc.	10	487
WESCO International, Inc. (a)	17	1,499
Woodward Governor Co.	7	843
XPO Logistics, Inc. (a)	12	1,442
Xylem Inc.	15	1,538
		88,558
Consumer Discretionary 15.6%
Abercrombie & Fitch Co. - Class A (a)	41	1,415
Academy, Ltd. (a) (b)	1	39
Acushnet Holdings Corp.	5	206
Adtalem Global Education Inc. (a)	10	397
Airbnb, Inc. - Class A (a)	—	6
American Axle & Manufacturing Holdings, Inc. (a)	47	453
American Eagle Outfitters, Inc.	72	2,108
Asbury Automotive Group, Inc. (a)	5	888
AutoZone, Inc. (a)	1	1,286
Big Lots, Inc.	4	253
Bloomin' Brands, Inc. (a)	30	814
Boyd Gaming Corporation (a)	11	652
Bright Horizons Family Solutions Inc. (a)	3	574
Brinker International Inc. (a)	14	988
Brunswick Corp.	14	1,336
Buckle Inc.	9	366
Burlington Stores Inc. (a)	3	910
Callaway Golf Co. (a)	2	62
Carter's Inc. (a)	10	927
Cheesecake Factory Inc. (a)	18	1,054
Childrens Place Retail Stores Inc. (a)	9	646
Churchill Downs Inc.	3	631
Columbia Sportswear Co.	5	483
Cooper Tire & Rubber Co.	9	517
Core-Mark Holding Co. Inc.	6	227
Cracker Barrel Old Country Store, Inc. (a)	6	969
Dana Holding Corp.	35	841
Dave & Buster's Entertainment Inc. (a)	2	100
Deckers Outdoor Corp. (a)	3	980
Designer Brands Inc. - Class A (a)	39	673
Dillard's Inc. - Class A	1	96
Domino's Pizza, Inc.	3	1,162
Dorman Products Inc. (a)	3	334
Extended Stay America, Inc.	37	733
Five Below, Inc. (a)	—	71
Fossil Group, Inc. (a)	5	68
GameStop Corp. - Class A (a)	4	801
Gentex Corp.	36	1,281
Gentherm Incorporated (a)	1	82
G-III Apparel Group, Ltd. (a)	23	688
Gopro Inc. - Class A (a)	7	84
Graham Holdings Co. - Class B	1	395
Grand Canyon Education, Inc. (a)	4	444
Group 1 Automotive Inc.	5	864
Groupon, Inc. (a)	12	629
Grubhub Holdings Inc. (a)	1	68
Guess Inc.	23	537
H & R Block, Inc.	43	941
Hanesbrands Inc.	90	1,772
Harley-Davidson, Inc.	46	1,840
Helen of Troy Ltd (a)	3	564
Hilton Grand Vacations Inc. (a)	13	500
Houghton Mifflin Harcourt Company (a)	40	301
International Game Technology PLC	43	685
iRobot Corp. (a)	1	77
Jack in the Box Inc.	7	808
KB Home	17	779
Kontoor Brands, Inc.	16	770
Laureate Education Inc. - Class A (a)	20	277
La-Z-Boy Inc.	8	341
LCI Industries	3	373
Leggett & Platt Inc.	25	1,151
Levi Strauss & Co. - Class A	7	172
Lithia Motors Inc. - Class A	4	1,426
M/I Homes, Inc. (a)	6	356
Marriott Vacations Worldwide Corporation (a)	7	1,204
Mattel, Inc. (a)	73	1,457
MDC Holdings Inc.	11	633
Meritage Homes Corporation (a)	7	652
Monro Inc.	4	289
Murphy USA Inc.	7	1,058
Office Depot, Inc. (a)	11	470
Ollie's Bargain Outlet Holdings Inc. (a)	3	258
Papa John's International Inc.	2	203
Penn National Gaming Inc. (a)	7	750
Polaris Industries Inc.	11	1,495
Pool Corporation	2	592
Red Rock Resorts, Inc. - Class A (a)	10	334
Sally Beauty Holdings, Inc. (a)	33	668
Scientific Games Corporation (a)	2	72
Seaworld Entertainment, Inc. (a)	8	399
Service Corp. International	16	811
Signet Jewelers Limited (a)	37	2,156
Six Flags Operations Inc.	30	1,385
Skechers U.S.A. Inc. - Class A (a)	24	1,002
Sleep Number Corporation (a)	1	97
Sonic Automotive, Inc. - Class A	8	392
Steven Madden Ltd.	17	625
Taylor Morrison Home II Corporation - Class A (a)	29	880
Tempur Sealy International, Inc.	16	573
Tenneco Inc. - Class A (a)	21	220
Terminix Global Hldgs Inc. (a)	11	511
Tesla Inc. (a)	2	1,145
Texas Roadhouse Inc. - Class A (a)	8	784
The Aaron's Company, Inc.	4	111
The Michaels Companies, Inc. (a)	6	124
The Wendy's Company	38	765
Thor Industries Inc.	13	1,791
Toll Brothers Inc.	6	348
TopBuild Corp. (a)	3	565
TRI Pointe Homes, Inc. (a)	37	749
Tupperware Brands Corp. (a)	2	65
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,362
Under Armour Inc. - Class A (a)	57	1,256
Urban Outfitters Inc. (a)	31	1,162
Vail Resorts, Inc. (a)	3	878
Vista Outdoor Inc. (a)	2	70
Visteon Corporation (a)	2	267
Williams-Sonoma Inc.	11	1,975
Winnebago Industries Inc.	1	75
Wolverine World Wide, Inc.	13	492
Wyndham Destinations, Inc.	19	1,184
Wyndham Hotels & Resorts, Inc.	9	636
Wynn Resorts Ltd. (a)	14	1,701
		78,962
Financials 14.1%
Affiliated Managers Group, Inc.	9	1,299
American Equity Investment Life Holding Company	18	561
American Financial Group, Inc.	9	1,053
American National Group, Inc.	1	78
Ameris Bancorp	1	78
Ares Management Corporation - Class A	1	45
Artisan Partners Asset Management Inc. - Class A	7	375
Associated Banc-Corp	31	666
Assurant, Inc.	8	1,175
Atlantic Union Bank	7	253
BancorpSouth Bank	11	361
Bank of Hawaii Corporation	6	511
Bank OZK	19	786
BankUnited, Inc.	18	792
Banner Corporation	5	244
BGC Partners, Inc. - Class A	66	318
Blackstone Mortgage Trust, Inc. - Class A (b)	23	725
BOK Financial Corporation	5	453
Brighthouse Financial, Inc. (a)	7	306
Brightsphere Investment Group Inc.	3	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Brown & Brown Inc.	18	829
Cadence Bancorporation - Class A	4	88
Cannae Holdings, Inc. (a)	7	268
Capitol Federal Financial	15	194
Cathay General Bancorp	8	345
CNO Financial Group, Inc.	24	573
Cohen & Steers, Inc.	2	138
Columbia Banking System Inc.	9	370
Commerce Bancshares Inc.	8	599
Community Bank System Inc.	5	346
Credit Acceptance Corp. (a) (b)	1	405
Cullen/Frost Bankers Inc.	8	825
CVB Financial Corp.	12	267
East West Bancorp, Inc.	19	1,377
Erie Indemnity Company - Class A	1	269
Essent Group Ltd.	11	515
Evercore Inc. - Class A	8	1,040
FactSet Research Systems Inc.	1	430
FBL Financial Group, Inc. - Class A	1	63
Federated Investors, Inc. - Class B	16	508
First American Financial Corporation	19	1,105
First Citizens BancShares, Inc. - Class A	1	482
First Financial Bancorp.	10	240
First Hawaiian, Inc.	24	660
First Horizon National Corporation	97	1,644
First Interstate BancSystem, Inc. - Class A	5	234
First Midwest Bancorp, Inc.	14	306
First Republic Bank	11	1,806
FirstCash, Inc.	6	396
Flagstar Bancorp, Inc.	7	311
FNB Corp.	56	712
Fulton Financial Corp.	24	413
Glacier Bancorp, Inc.	7	420
Great Western Bancorp Inc.	11	334
Hancock Whitney Co.	13	544
Hanover Insurance Group Inc.	5	683
Hilltop Holdings Inc.	11	362
Home BancShares, Inc.	18	476
Hope Bancorp, Inc.	20	303
Horace Mann Educators Corp.	2	73
Houlihan Lokey Inc. - Class A	4	267
Independence Holdings, LLC	17	919
Independent Bank Group, Inc.	1	61
Interactive Brokers Group, Inc. - Class A	2	136
International Bancshares Corporation	4	191
Investors Bancorp, Inc.	41	601
Janus Henderson Group PLC	33	1,040
Kemper Corp.	6	460
Ladder Capital Corp - Class A	27	320
LPL Financial Holdings Inc.	11	1,534
MarketAxess Holdings Inc.	1	301
Mercury General Corp.	6	346
MFA Financial, Inc.	215	874
MGIC Investment Corp.	79	1,087
Moelis & Company LLC - Class A	7	368
Morningstar Inc.	1	273
MSCI Inc. - Class A	2	899
NASDAQ Inc.	6	899
Nelnet, Inc. - Class A	2	149
New York Community Bancorp Inc. - Series A	96	1,207
Northwest Bancshares Inc.	11	166
Old National Bancorp	18	351
PacWest Bancorp	26	996
PennyMac Financial Services, Inc.	3	221
People's United Financial Inc.	84	1,510
Pinnacle Financial Partners, Inc.	9	768
Primerica, Inc.	4	617
ProAssurance Corporation	7	192
PROG Holdings, Inc. (a)	11	467
Prosperity Bancshares Inc.	10	760
Radian Group Inc.	39	902
Renasant Corporation	7	276
RLI Corp.	3	382
Rocket Companies, Inc. - Class A (a) (b)	1	12
SEI Investments Co.	13	817
Selective Insurance Group Inc.	6	470
Signature Bank	6	1,378
Simmons First National Corp. - Class A	13	379
SLM Corporation	60	1,078
South State Corp.	6	474
Sterling Bancorp	38	879
Stewart Information Services Corp.	5	243
Stifel Financial Corp.	12	743
SVB Financial Group (a)	3	1,503
Synovus Financial Corp.	28	1,265
TCF Financial Corporation	17	785
Texas Capital Bancshares, Inc. (a)	9	608
TFS Financial Corporation	4	80
The PRA Group, Inc. (a)	7	273
Tradeweb Markets Inc. - Class A	3	225
Trustmark Corp.	6	212
Two Harbors Investment Corp.	109	798
Ubiquiti Inc.	—	96
UMB Financial Corp.	5	465
Umpqua Holdings Corp.	40	704
United Bankshares Inc.	13	515
United Community Banks, Inc.	2	72
Valley National Bancorp	49	676
Virtu Financial Inc. - Class A	6	177
Voya Financial, Inc.	6	398
Waddell & Reed Financial Inc. - Class A	22	540
Walker & Dunlop, Inc.	4	448
Washington Federal Inc.	10	314
Webster Financial Corp.	14	757
WesBanco Inc.	6	210
Western Alliance Bancorp	9	804
White Mountains Insurance Group Ltd	—	406
Wintrust Financial Corporation	9	665
Zions Bancorp	27	1,504
		71,599
Real Estate 12.5%
Acadia Realty Trust	18	338
Alexander & Baldwin, LLC	9	144
Alexandria Real Estate Equities, Inc.	7	1,094
American Campus Communities, Inc.	23	987
American Homes 4 Rent - Class A	22	743
Americold Realty Trust	2	92
Apartment Income REIT Corp.	15	663
Apartment Investment and Management Company - Class A	12	72
Apollo Commercial Real Estate Finance, Inc.	30	419
Apple Hospitality REIT, Inc.	56	823
Brandywine Realty Trust	43	552
Brixmor Property Group Inc.	65	1,317
Camden Property Trust	11	1,157
Chimera Investment Corporation	75	951
Colony Capital, Inc. - Class A (a)	126	819
Colony Credit Real Estate, Inc. - Class A	11	96
Columbia Property Trust Inc.	19	318
CoreCivic, Inc. (a)	42	382
CoreSite Realty Corporation	—	59
Corporate Office Properties Trust	16	432
Cousins Properties Incorporated	16	568
CubeSmart	18	671
Cushman & Wakefield PLC (a)	13	213
Cyrusone LLC	8	510
DiamondRock Hospitality Co. (a)	58	597
Diversified Healthcare Trust	34	164
Douglas Emmett, Inc.	19	610
Duke Realty Corp.	31	1,298
EastGroup Properties Inc.	2	322
Empire State Realty Trust Inc. - Class A (a)	45	500
EPR Properties (a)	19	882
Equity Commonwealth (a)	16	440
Equity Lifestyle Properties, Inc.	9	558
Extra Space Storage Inc.	9	1,171
Federal Realty Investment Trust	10	971
First Industrial Realty Trust, Inc.	10	439
Gaming and Leisure Properties, Inc.	21	873
Global Net Lease Inc.	4	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Healthcare Realty Trust Inc.	15	465
Healthcare Trust of America, Inc. - Class A	27	749
Highwoods Properties Inc.	16	706
Hudson Pacific Properties Inc.	26	712
Invesco Mortgage Capital Inc. (b)	142	571
Invitation Homes Inc.	47	1,513
JBG Smith Properties	13	409
Kennedy-Wilson Holdings Inc.	12	240
Kilroy Realty Corporation	14	924
Kimco Realty Corporation	90	1,697
Kite Realty Naperville, LLC	14	262
Lamar Advertising Co. - Class A	11	1,031
Lexington Realty Trust	35	393
Life Storage Inc.	8	665
Macerich Co. (b)	104	1,215
Mack-Cali Realty Corporation (a)	18	275
Medical Properties Trust, Inc.	48	1,011
MGM Growth Properties LLC - Class A	6	197
National Health Investors, Inc.	5	356
National Retail Properties, Inc.	21	922
New York Mortgage Trust Inc.	93	414
Office Properties Income Trust	6	161
Omega Healthcare Investors, Inc.	29	1,046
OUTFRONT Media Inc. (a)	39	849
Paramount Group, Inc.	47	474
Pebblebrook Hotel Trust	40	978
PennyMac Mortgage Investment Trust	24	479
Physicians Realty Trust	24	417
Piedmont Office Realty Trust Inc. - Class A	20	355
PotlatchDeltic Corp.	8	405
PS Business Parks, Inc.	2	313
Rayonier Inc.	13	425
Realogy Holdings Corp. (a)	48	724
Redwood Trust Inc.	42	439
Regency Centers Corp.	23	1,304
Retail Opportunity Investments Corp.	23	367
Retail Properties of America, Inc. - Class A	43	447
Rexford Industrial Realty, Inc.	2	77
RLJ III-EM Columbus Lessee, LLC	38	590
Ryman Hospitality Properties, Inc. (a)	9	682
Sabra Health Care REIT, Inc.	35	604
SBA Communications Corporation	1	334
Service Properties Trust	43	505
SITE Centers Corp.	40	538
SL Green Realty Corp.	25	1,721
Spirit Realty Capital, Inc.	15	655
STAG Industrial, Inc.	11	386
Starwood Property Trust, Inc.	60	1,480
STORE Capital Corp.	24	792
Sun Communities Inc.	6	879
Sunstone Hotel Investors Inc. (a)	64	803
Tanger Factory Outlet Centers Inc. (b)	42	640
The GEO Group, Inc. (b)	52	404
The Howard Hughes Corporation (a)	6	593
UDR, Inc.	26	1,145
Uniti Group Inc.	44	483
Urban Edge Properties	20	325
VICI Properties Inc.	48	1,347
W.P. Carey Inc.	17	1,197
Washington REIT	10	231
Weingarten Realty Investors	21	564
Xenia Hotels & Resorts Inc. (a)	18	350
		63,550
Information Technology 11.6%
ACI Worldwide, Inc. (a)	11	401
Advanced Energy Industries, Inc.	1	71
Advanced Micro Devices, Inc. (a)	4	332
Akamai Technologies, Inc. (a)	10	1,016
Amkor Technology, Inc.	16	381
ANSYS, Inc. (a)	3	988
Arista Networks, Inc. (a)	2	527
Aspen Technology, Inc. (a)	3	413
Autodesk, Inc. (a)	3	817
Avaya Holdings Corp. (a)	3	80
Belden Inc.	8	341
Benchmark Electronics, Inc.	5	152
Bentley Systems, Incorporated - Class B	—	6
Black Knight, Inc. (a)	6	469
Booz Allen Hamilton Holding Corporation - Class A	10	843
Broadridge Financial Solutions, Inc.	8	1,246
Brooks Automation Inc.	1	63
CACI International Inc. - Class A (a)	3	814
Cadence Design Systems Inc. (a)	6	858
CDK Global, Inc.	17	934
Ciena Corp. (a)	14	757
Cirrus Logic Inc. (a)	9	761
Cloudera, Inc. (a)	3	31
CMC Materials Inc.	—	71
Cognex Corp.	6	533
Cognyte Software Ltd (a)	4	117
Coherent Inc. (a)	3	680
CommScope Holding Company, Inc. (a)	59	911
Concentrix Solutions Corporation (a)	1	165
Conduent Inc. (a)	46	307
Cree, Inc. (a)	10	1,066
CSG Systems International, Inc.	1	64
Diodes Inc. (a)	4	324
Dolby Laboratories, Inc. - Class A	6	589
Dropbox, Inc. - Class A (a)	4	115
EchoStar Corp. - Class A (a)	8	200
Entegris, Inc.	5	557
EPAM Systems, Inc. (a)	1	528
Euronet Worldwide Inc. (a)	4	622
Fair Isaac Corporation (a)	1	507
FireEye, Inc. (a)	3	63
First Solar, Inc. (a)	11	1,004
FleetCor Technologies Inc. (a)	5	1,388
FLIR Systems Inc.	20	1,122
Fortinet, Inc. (a)	3	554
Gartner Inc. (a)	5	839
Genpact Limited	20	873
Global Payments Inc.	7	1,322
GoDaddy Inc. - Class A (a)	1	108
Guidewire Software, Inc. (a)	1	64
II-VI Incorporated (a)	5	357
Infinera Corporation (a)	6	55
Insight Enterprises, Inc. (a)	6	540
InterDigital Communications, Inc.	5	286
IPG Photonics Corporation (a)	2	506
Itron Inc. (a)	4	342
J2 Cloud Services, LLC (a)	6	667
Jack Henry & Associates Inc.	5	831
KBR, Inc.	25	960
Keysight Technologies, Inc. (a)	7	975
Knowles Corporation (a)	15	306
Littelfuse Inc.	2	511
Liveramp, Inc. (a)	8	407
Lumentum Holdings Inc. (a)	1	99
Manhattan Associates Inc. (a)	3	409
Mantech International Corp. - Class A	4	325
Marvell Technology Group Ltd	29	1,399
MAXIMUS Inc.	8	671
Methode Electronics Inc.	1	59
MKS Instruments, Inc.	5	911
Monolithic Power Systems Inc.	—	65
National Instruments Corp.	12	517
NCR Corporation (a)	26	978
NETGEAR, Inc. (a)	2	62
NetScout Systems, Inc. (a)	10	293
Nuance Communications, Inc. (a)	11	475
On Semiconductor Corporation (a)	42	1,744
OSI Systems Inc. (a)	1	69
Palo Alto Networks, Inc. (a)	—	127
PC Connection, Inc. (a)	2	85
Pegasystems Inc.	1	129
Perspecta Inc.	19	567
Plantronics Inc. (a)	2	70
Plexus Corp. (a)	4	328
Power Integrations Inc.	1	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Progress Software Corp.	2	70
PTC Inc. (a)	4	500
Pure Storage, Inc. - Class A (a)	3	64
Rackspace Technology, Inc. (a)	1	14
Sabre Corporation (a)	90	1,334
Sanmina Corp. (a)	10	397
ScanSource Inc. (a)	2	49
Science Applications International Corp.	9	732
Semtech Corp. (a)	1	64
ServiceNow, Inc. (a)	—	127
Silicon Laboratories Inc. (a)	3	418
SolarWinds Corporation (a)	5	91
Splunk Inc. (a)	1	122
Square, Inc. - Class A (a)	—	112
SS&C Technologies Holdings, Inc.	13	914
Stratasys, Inc. (a)	1	34
Super Micro Computer, Inc. (a)	7	283
Sykes Enterprises Inc. (a)	4	195
Synaptics Incorporated (a)	5	726
SYNNEX Corporation	2	273
Synopsys Inc. (a)	4	935
Teradata Corporation (a)	22	847
Teradyne Inc.	10	1,241
Trimble Inc. (a)	18	1,381
TTM Technologies, Inc. (a)	26	373
Twilio Inc. - Class A (a)	—	95
Tyler Technologies Inc. (a)	1	336
Upstate Property Rentals, LLC (a)	1	51
Verint Systems Inc. (a)	4	202
VeriSign, Inc. (a)	3	654
ViaSat, Inc. (a)	10	471
Viavi Solutions Inc. (a)	4	69
Vishay Intertechnology Inc.	23	566
Wex, Inc. (a)	2	521
Workday, Inc. - Class A (a)	1	370
Xperi Holding Corporation	3	71
Zebra Technologies Corp. - Class A (a)	2	851
		58,732
Health Care 7.0%
ABIOMED, Inc. (a)	—	74
Acadia Healthcare Company, Inc. (a)	12	674
Align Technology, Inc. (a)	2	887
Allscripts Healthcare Solutions, Inc. (a)	30	457
Alnylam Pharmaceuticals, Inc. (a)	1	97
Amedisys, Inc. (a)	1	316
AMN Healthcare Services, Inc. (a)	6	439
Avantor, Inc. (a)	2	67
BioMarin Pharmaceutical Inc. (a)	7	522
Bio-Rad Laboratories, Inc. - Class A (a)	1	643
Bio-Techne Corporation	1	432
Bluebird Bio, Inc. (a)	2	55
Brookdale Senior Living Inc. (a)	46	280
Bruker Corp.	7	464
Catalent Inc. (a)	4	416
Change Healthcare Inc. (a)	5	102
Charles River Laboratories International Inc. (a)	2	527
Chemed Corporation	1	509
Community Health Systems Inc. (a)	11	142
Cooper Cos. Inc.	3	1,033
Covetrus, Inc. (a)	20	598
DexCom Inc. (a)	—	64
Edwards Lifesciences Corporation (a)	10	823
Elanco Animal Health (a)	38	1,126
Emergent BioSolutions Inc. (a)	1	55
Encompass Health Corporation	10	803
Envista Holdings Corporation (a)	7	279
Exact Sciences Corporation (a)	—	58
Exelixis, Inc. (a)	4	100
Globus Medical Inc. - Class A (a)	4	261
Haemonetics Corp. (a)	3	342
Hill-Rom Holdings Inc.	6	674
Hologic Inc. (a)	16	1,189
Horizon Therapeutics Public Limited Company (a)	1	96
ICU Medical, Inc. (a)	—	74
IDEXX Laboratories, Inc. (a)	—	63
Illumina, Inc. (a)	3	1,050
Incyte Corporation (a)	6	474
Integer Holdings Corporation (a)	1	80
Integra LifeSciences Holdings Corp. (a)	1	72
Ionis Pharmaceuticals Inc. (a)	2	86
LHC Group, Inc. (a)	2	305
LivaNova PLC (a)	1	83
Magellan Health Services Inc. (a)	5	442
Masimo Corp. (a)	2	367
Mednax, Inc. (a)	23	587
Mettler-Toledo International Inc. (a)	1	1,316
Moderna, Inc. (a)	—	52
Molina Healthcare, Inc. (a)	6	1,302
Myriad Genetics, Inc. (a)	16	500
National Healthcare Corp.	1	57
Nektar Therapeutics (a)	4	81
NuVasive Inc. (a)	1	83
OPKO Health, Inc. (a) (b)	52	223
Owens & Minor Inc.	7	256
Patterson Cos. Inc.	23	739
PerkinElmer Inc.	6	805
PPD, Inc. (a)	1	40
PRA Health Sciences, Inc. (a)	3	506
Premier Healthcare Solutions, Inc. - Class A	9	316
ResMed Inc.	6	1,114
Royalty Pharma PLC - Class A (b)	1	39
Sarepta Therapeutics, Inc. (a)	1	57
Seagen Inc. (a)	1	89
Select Medical Holdings Corporation (a)	14	468
Steris Limited	6	1,164
Syneos Health, Inc. - Class A (a)	8	591
Teleflex Incorporated	2	826
Tenet Healthcare Corporation (a)	27	1,398
United Therapeutics Corporation (a)	9	1,473
Varian Medical Systems, Inc. (a)	7	1,237
Veeva Systems Inc. - Class A (a)	—	75
Vertex Pharmaceuticals Incorporated (a)	2	439
Waters Corp. (a)	5	1,390
West Pharmaceutical Services Inc.	2	584
		35,507
Materials 6.5%
Albemarle Corporation	14	1,988
Allegheny Technologies Incorporated (a)	43	896
AptarGroup, Inc.	5	671
Arconic Corporation (a)	6	148
ARD Holdings S.A. - Class A	1	38
Ashland Global Holdings Inc.	10	900
Avery Dennison Corporation	9	1,596
Avient Corporation	15	692
Axalta Coating Systems Ltd. (a)	25	728
Ball Corporation	17	1,474
Berry Global Group, Inc. (a)	14	889
Cabot Corp.	7	378
Carpenter Technology Corp.	11	470
Commercial Metals Co.	28	860
Compass Minerals International, Inc.	5	322
Crown Holdings Inc.	9	877
Domtar Corp. (a)	20	736
Eagle Materials Inc. (a)	6	825
Element Solutions, Inc.	29	529
FMC Corporation	7	797
Graphic Packaging Holding Company	57	1,027
Greif Inc. - Class A	5	277
H.B. Fuller Company	8	524
Hecla Mining Co.	59	338
Huntsman Corp.	11	318
Innospec Inc.	2	255
Kaiser Aluminum Corporation	3	326
Kraton Corporation (a)	2	66
Louisiana-Pacific Corp.	21	1,149
Minerals Technologies Inc.	4	270
NewMarket Corp.	1	344
O-I Glass, Inc. (a)	57	835

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Olin Corporation	52	1,960
PQ Group Holdings Inc. (a)	3	50
Quaker Chemical Corp.	—	45
Reynolds Group Holdings Limited	3	35
Royal Gold Inc.	4	393
RPM International Inc.	11	1,040
Schnitzer Steel Industries Inc. - Class A	2	97
Schweitzer-Mauduit International Inc.	5	233
Scotts Miracle-Gro Co.	3	747
Sealed Air Corporation	28	1,274
Sensient Technologies Corporation	6	479
Silgan Holdings Inc.	12	493
Sonoco Products Co.	10	662
Stepan Co.	2	251
Summit Materials, Inc. - Class A (a)	19	536
The Chemours Company	37	1,041
Trinseo S.A.	11	671
W. R. Grace & Co.	9	534
Warrior Met Coal, Inc.	19	321
Worthington Industries Inc.	6	389
		32,794
Communication Services 4.1%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	91	934
AMC Networks, Inc. - Class A (a)	14	748
ANGI Homeservices Inc. - Class A (a)	1	9
Cable One, Inc.	—	307
Cinemark Holdings, Inc. (a)	48	978
Clear Channel Outdoor Holdings, Inc. (a)	54	98
Gray Television, Inc.	15	273
iHeartMedia, Inc. - Class A (a)	18	321
Interpublic Group of Cos. Inc.	67	1,956
John Wiley & Sons Inc. - Class A	7	354
Liberty Broadband Corp. - Series C (a)	9	1,408
Liberty Latin America Ltd. - Class C (a)	30	386
Liberty Media Corporation - Series C (a)	19	829
Lions Gate Entertainment Corp. - Class A (a)	37	555
Live Nation Entertainment, Inc. (a)	7	551
Lyft, Inc. - Class A (a)	2	147
Madison Square Garden Entertainment Corp. - Class A (a)	1	69
Match Group Holdings II, LLC (a)	6	795
Match Group, Inc. (a)	1	189
Meredith Corporation (a)	17	514
Netflix, Inc. (a)	2	1,011
New York Times Co. - Class A	8	403
Nexstar Media Group, Inc. - Class A	6	804
Pinterest, Inc. - Class A (a)	1	96
Scholastic Corp.	4	134
Sinclair Broadcast Group Inc. - Class A	20	599
Sirius XM Holdings Inc.	40	244
Snap Inc. - Class A (a)	9	484
Take-Two Interactive Software Inc. (a)	4	709
TEGNA Inc.	35	667
Telephone & Data Systems Inc.	20	467
The Madison Square Garden Company - Class A (a)	2	282
TripAdvisor Inc. (a)	18	958
Twitter, Inc. (a)	20	1,280
US Cellular Corp. (a)	3	121
Yelp Inc. (a)	3	128
Zillow Group, Inc. - Class C (a)	4	529
Zynga Inc. - Class A (a)	46	469
		20,806
Energy 3.9%
Antero Midstream Corporation	6	56
Antero Resources Corporation (a)	33	336
Apa Corp.	18	327
Arch Resources, Inc. - Class A (a)	6	260
Archrock, Inc.	27	261
Cabot Oil & Gas Corp.	45	836
Callon Petroleum Company (a)	37	1,424
Centennial Resource Development, LLC - Class A (a)	182	765
ChampionX Corporation (a)	29	638
Cheniere Energy, Inc. (a)	6	465
Cimarex Energy Co.	21	1,263
CNX Resources Corporation (a)	62	908
CVR Energy, Inc. (a)	14	275
Delek US Holdings, Inc. (a)	30	654
Devon Energy Corporation	19	406
Dril-Quip Inc. (a)	7	229
EQT Corporation (a)	86	1,602
Equitrans Midstream Corp.	42	342
Green Plains Renewable Energy Inc. (a)	3	92
Helix Energy Solutions Group, Inc. (a)	46	231
Helmerich & Payne Inc.	13	359
Kosmos Energy Ltd. (a)	133	409
Magnolia Oil & Gas Corp. - Class A (a)	28	316
Matador Resources Co.	3	76
Murphy Oil Corporation	24	392
Nabors Industries Ltd (a)	11	1,032
Oasis Petroleum Inc.	1	88
Oceaneering International, Inc. (a)	36	408
Patterson-UTI Energy Inc.	99	707
PDC Energy, Inc. (a)	25	870
Range Resources Corporation (a)	90	930
Reg Biofuels, LLC (a)	9	563
SM Energy Company	107	1,745
Southwestern Energy Co. (a)	122	566
Whiting Petroleum Corporation (a)	4	156
		19,987
Consumer Staples 3.6%
B&G Foods, Inc. (b)	15	477
Boston Beer Co. Inc. - Class A (a)	—	394
Brown-Forman Corp. - Class B	4	254
Cal-Maine Foods Inc. (a)	7	286
Casey's General Stores Inc.	5	1,138
Central Garden & Pet Co. - Class A (a)	7	355
Darling Ingredients Inc. (a)	18	1,306
Del Monte Fresh Produce Company	5	141
Edgewell Personal Care Colombia S A S	13	507
Flowers Foods Inc.	24	577
Hain Celestial Group Inc. (a)	11	498
Herbalife Nutrition Ltd. (a)	10	433
Ingles Markets Inc. - Class A	2	148
J&J Snack Foods Corp.	2	323
Lamb Weston Holdings Inc.	6	458
Lancaster Colony Corp.	2	338
McCormick & Co. Inc.	14	1,271
National Beverage Corp. (a)	3	131
Nomad Foods Limited (a)	19	519
Nu Skin Enterprises, Inc. - Class A	11	591
Performance Food Group, Inc. (a)	28	1,588
Post Holdings, Inc. (a)	8	805
PriceSmart Inc.	3	303
Rite Aid Corporation (a)	53	1,091
Sanderson Farms Inc.	6	882
Seaboard Corp.	—	77
Spectrum Brands Legacy, Inc.	7	585
Sprouts Farmers Market, Inc. (a)	35	942
The Andersons, Inc.	1	36
Treehouse Foods, Inc. (a)	11	597
United Natural Foods Inc. (a)	13	426
Universal Corp.	3	192
USANA Health Sciences, Inc. (a)	2	235
Vector Group Ltd.	18	256
Weis Markets Inc.	2	131
		18,291
Utilities 2.5%
ALLETE, Inc.	8	505
Atmos Energy Corporation	14	1,433
Avista Corporation	9	437
Black Hills Corporation	9	617
Clearway Energy, Inc. - Class C	12	346
Essential Utilities, Inc.	16	701
Hawaiian Electric Industries Inc.	11	476
IDACORP Inc.	6	633
MDU Resources Group Inc.	27	842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
National Fuel Gas Company	12	625
New Jersey Resources Corp.	12	468
NorthWestern Corp.	7	471
NRG Energy, Inc.	22	833
OGE Energy Corp.	30	958
One Gas, Inc.	6	471
Ormat Technologies Inc.	4	280
Otter Tail Corp.	2	90
PNM Resources, Inc.	11	550
Portland General Electric Co.	17	787
South Jersey Industries Inc.	16	359
Southwest Gas Corp.	8	542
Spire, Inc.	7	516
		12,940
Total Common Stocks (cost $395,494)		501,726
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	3,109	3,109
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (c) (d)	1,118	1,118
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.03%, 09/09/21 (e) (f)	62	62
Total Short Term Investments (cost $4,289)		4,289
Total Investments 99.7% (cost $399,783)		506,015
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 0.3%		1,695
Total Net Assets 100.0%		507,712

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	3	June 2021	336	4	(3)
S&P Midcap 400 Index	6	June 2021	1,566	(2)	(3)
				2	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.6%
Information Technology 18.0%
Accenture Public Limited Company - Class A	27	7,341
Adobe Inc. (a)	24	11,267
ADS Alliance Data Systems, Inc.	15	1,690
Advanced Micro Devices, Inc. (a)	60	4,711
Amdocs Limited	17	1,189
Amkor Technology, Inc.	37	886
Amphenol Corporation - Class A	29	1,894
ANSYS, Inc. (a)	5	1,668
Apple Inc. (a)	427	52,142
Applied Materials, Inc.	120	15,983
Arista Networks, Inc. (a)	3	1,026
Arrow Electronics, Inc. (a)	18	2,035
Aspen Technology, Inc. (a)	3	427
Autodesk, Inc. (a)	13	3,676
Automatic Data Processing, Inc.	13	2,492
Avnet, Inc.	30	1,262
Black Knight, Inc. (a)	20	1,450
Booz Allen Hamilton Holding Corporation - Class A	42	3,363
Broadcom Inc.	34	15,755
Broadridge Financial Solutions, Inc.	25	3,897
Brooks Automation Inc.	4	308
CACI International Inc. - Class A (a)	5	1,354
Cadence Design Systems Inc. (a)	14	1,894
CDK Global, Inc.	17	921
CDW Corp.	5	759
Cirrus Logic Inc. (a)	7	590
Cisco Systems, Inc.	135	6,973
Citrix Systems Inc.	16	2,303
Cognex Corp.	13	1,072
Cognizant Technology Solutions Corp. - Class A	27	2,072
Coherent Inc. (a)	1	311
CommScope Holding Company, Inc. (a)	24	369
Conduent Inc. (a)	57	380
Corning Incorporated	174	7,564
Cree, Inc. (a)	26	2,796
Dell Technology Inc. - Class C (a)	11	979
Dolby Laboratories, Inc. - Class A	12	1,189
DXC Technology Company (a)	83	2,609
Entegris, Inc.	8	923
EPAM Systems, Inc. (a)	4	1,488
F5 Networks, Inc. (a)	8	1,688
Fair Isaac Corporation (a)	2	1,116
Fidelity National Information Services, Inc.	4	504
First Solar, Inc. (a)	7	575
Fiserv, Inc. (a)	14	1,658
FleetCor Technologies Inc. (a)	1	350
Flex Ltd. (a)	78	1,435
FLIR Systems Inc.	16	919
Gartner Inc. (a)	2	408
Genpact Limited	30	1,268
Hewlett Packard Enterprise Company	392	6,173
HP Inc.	170	5,403
II-VI Incorporated (a)	7	448
Insight Enterprises, Inc. (a)	8	750
International Business Machines Corporation	236	31,501
Intuit Inc.	16	6,217
IPG Photonics Corporation (a)	3	607
Jabil Inc.	34	1,788
Jack Henry & Associates Inc.	15	2,304
Juniper Networks, Inc.	143	3,621
KBR, Inc.	43	1,665
KLA-Tencor Corp.	20	6,512
Lam Research Corp.	16	9,406
Littelfuse Inc.	2	409
Manhattan Associates Inc. (a)	9	1,042
Mantech International Corp. - Class A	5	476
Marvell Technology Group Ltd	34	1,642
MasterCard Incorporated - Class A	17	6,005
Maxim Integrated Products, Inc. (a)	31	2,850
MAXIMUS Inc.	15	1,322
Microchip Technology Incorporated	14	2,156
Micron Technology, Inc. (a)	55	4,829
Microsoft Corporation	113	26,661
Monolithic Power Systems Inc.	2	847
Motorola Solutions Inc.	34	6,337
NCR Corporation (a)	31	1,173
NetApp, Inc.	8	546
NetScout Systems, Inc. (a)	11	302
NortonLifelock Inc.	81	1,728
Nuance Communications, Inc. (a)	17	764
NVIDIA Corporation	33	17,407
On Semiconductor Corporation (a)	19	783
Oracle Corporation	229	16,087
Palo Alto Networks, Inc. (a)	5	1,745
Paychex Inc.	24	2,319
Paypal Holdings, Inc. (a)	58	14,104
Pegasystems Inc.	3	343
Plexus Corp. (a)	4	409
PTC Inc. (a)	6	895
Pure Storage, Inc. - Class A (a)	13	280
Qorvo, Inc. (a)	5	966
Qualcomm Incorporated	174	23,069
Sabre Corporation (a)	27	394
Salesforce.Com, Inc. (a)	44	9,314
Sanmina Corp. (a)	11	453
Seagate Technology Public Limited Company	129	9,937
Semtech Corp. (a)	3	216
Skyworks Solutions, Inc.	21	3,858
Square, Inc. - Class A (a)	23	5,144
Sykes Enterprises Inc. (a)	5	207
Synaptics Incorporated (a)	7	914
SYNNEX Corporation	13	1,496
Synopsys Inc. (a)	8	1,895
Teradata Corporation (a)	30	1,170
Teradyne Inc.	24	2,890
Texas Instruments Incorporated	102	19,371
The Western Union Company	61	1,516
Trimble Inc. (a)	13	1,032
Twilio Inc. - Class A (a)	8	2,764
Tyler Technologies Inc. (a)	4	1,614
Upstate Property Rentals, LLC (a)	2	155
VeriSign, Inc. (a)	4	845
Visa Inc. - Class A	42	8,905
Vishay Intertechnology Inc.	46	1,099
Western Digital Corporation (a)	34	2,257
Workday, Inc. - Class A (a)	11	2,669
Xerox Holdings Corporation	48	1,172
Xilinx, Inc. (a)	27	3,303
Zebra Technologies Corp. - Class A (a)	3	1,571
		480,981
Consumer Discretionary 17.1%
Abercrombie & Fitch Co. - Class A (a)	60	2,057
Adient Public Limited Company (a)	36	1,610
Adtalem Global Education Inc. (a)	20	798
Advance Auto Parts, Inc.	4	824
Amazon.com, Inc. (a)	8	26,074
American Axle & Manufacturing Holdings, Inc. (a)	78	756
American Eagle Outfitters, Inc.	148	4,314
Aramark	8	287
Asbury Automotive Group, Inc. (a)	7	1,419
AutoNation, Inc. (a)	23	2,176
AutoZone, Inc. (a)	2	2,869
Bed Bath & Beyond Inc. (a)	203	5,909
Best Buy Co., Inc.	99	11,337
Big Lots, Inc.	6	444
Bloomin' Brands, Inc. (a)	57	1,533
BorgWarner Inc.	13	621
Bright Horizons Family Solutions Inc. (a)	5	931
Brinker International Inc. (a)	48	3,389
Brunswick Corp.	8	766
Buckle Inc.	14	565
Burlington Stores Inc. (a)	3	973
Capri Holdings Limited (a)	6	326
CarMax Inc. (a)	8	1,011
Carnival Plc (a)	59	1,566

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Carter's Inc. (a)	18	1,608
Cheesecake Factory Inc. (a)	42	2,473
Childrens Place Retail Stores Inc. (a)	4	259
Chipotle Mexican Grill Inc. (a)	6	8,113
Churchill Downs Inc.	8	1,815
Cooper Tire & Rubber Co.	12	663
Core-Mark Holding Co. Inc.	7	289
Cracker Barrel Old Country Store, Inc. (a)	12	2,115
D.R. Horton, Inc.	18	1,628
Dana Holding Corp.	60	1,465
Darden Restaurants Inc.	16	2,288
Deckers Outdoor Corp. (a)	14	4,573
Designer Brands Inc. - Class A (a)	57	986
Dick's Sporting Goods Inc.	30	2,319
Dillard's Inc. - Class A	7	693
Dollar Tree Inc. (a)	17	1,998
Domino's Pizza, Inc.	12	4,399
Dorman Products Inc. (a)	5	493
eBay Inc.	191	11,672
Extended Stay America, Inc.	40	794
Five Below, Inc. (a)	3	575
Foot Locker, Inc.	68	3,830
Ford Motor Company (a)	1,573	19,274
GameStop Corp. - Class A (a)	9	1,659
Gap Inc.	205	6,094
General Motors Company (a)	489	28,112
Gentex Corp.	44	1,553
Genuine Parts Co.	9	1,004
G-III Apparel Group, Ltd. (a)	21	640
Graham Holdings Co. - Class B	1	601
Grand Canyon Education, Inc. (a)	4	479
Group 1 Automotive Inc.	9	1,351
Guess Inc.	34	798
H & R Block, Inc.	80	1,750
Hanesbrands Inc.	86	1,698
Hasbro, Inc.	15	1,433
Helen of Troy Ltd (a)	3	614
Hilton Worldwide Holdings Inc. (a)	10	1,242
International Game Technology PLC	62	994
Jack in the Box Inc.	16	1,746
KB Home	7	333
Kohl's Corporation	86	5,142
Kontoor Brands, Inc.	19	941
L Brands, Inc. (a)	89	5,524
Las Vegas Sands Corp. (a)	38	2,312
La-Z-Boy Inc.	14	612
Lear Corporation	13	2,272
Leggett & Platt Inc.	32	1,469
Lennar Corporation - Class A	15	1,513
Lithia Motors Inc. - Class A	8	2,996
Lowe`s Companies, Inc.	114	21,706
Macy's, Inc. (a)	283	4,574
Marriott International, Inc. - Class A (a)	13	1,858
Mattel, Inc. (a)	18	364
McDonald's Corporation	96	21,593
MDC Holdings Inc.	23	1,385
Meritage Homes Corporation (a)	13	1,182
MGM Resorts International	18	701
Murphy USA Inc.	11	1,553
Newell Brands Inc.	33	875
NIKE, Inc. - Class B	129	17,113
Nordstrom Inc. (a)	69	2,620
Norwegian Cruise Line Holdings Ltd. (a)	14	378
NVR, Inc. (a)	1	3,001
Office Depot, Inc. (a)	8	327
Ollie's Bargain Outlet Holdings Inc. (a)	5	478
O'Reilly Automotive, Inc. (a)	9	4,549
Penn National Gaming Inc. (a)	19	1,950
Penske Automotive Group, Inc.	13	1,008
Pool Corporation	9	3,281
Pulte Homes Inc.	35	1,841
PVH Corp.	8	816
Qurate Retail, Inc. - Series A (a)	154	1,809
Ralph Lauren Corp. - Class A (a)	11	1,390
Red Rock Resorts, Inc. - Class A (a)	11	369
Ross Stores Inc.	18	2,203
Royal Caribbean Cruises Ltd.	9	745
Sally Beauty Holdings, Inc. (a)	82	1,648
Seaworld Entertainment, Inc. (a)	29	1,427
Service Corp. International	16	807
Signet Jewelers Limited (a)	49	2,848
Six Flags Operations Inc.	37	1,697
Sonic Automotive, Inc. - Class A	12	592
Starbucks Corporation	139	15,233
Steven Madden Ltd.	22	819
Tapestry Inc. (a)	14	576
Taylor Morrison Home II Corporation - Class A (a)	28	849
Tempur Sealy International, Inc.	31	1,127
Terminix Global Hldgs Inc. (a)	25	1,192
Tesla Inc. (a)	34	22,599
Texas Roadhouse Inc. - Class A (a)	14	1,351
The Goodyear Tire & Rubber Company (a)	117	2,051
The Home Depot, Inc.	116	35,368
The Wendy's Company	105	2,131
Thor Industries Inc.	21	2,821
TJX Cos. Inc.	114	7,554
Toll Brothers Inc.	5	312
TopBuild Corp. (a)	2	438
Tractor Supply Co.	27	4,748
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5	1,514
Under Armour Inc. - Class A (a)	19	415
Urban Outfitters Inc. (a)	39	1,441
Vail Resorts, Inc. (a)	7	2,042
VF Corp.	25	2,027
Visteon Corporation (a)	11	1,292
Whirlpool Corporation	20	4,505
Williams-Sonoma Inc.	44	7,908
Yum! Brands, Inc.	50	5,429
		456,189
Consumer Staples 13.1%
Altria Group, Inc.	157	8,037
Archer-Daniels-Midland Company	106	6,024
B&G Foods, Inc. (b)	28	856
Boston Beer Co. Inc. - Class A (a)	4	4,329
Brown-Forman Corp. - Class B	30	2,082
Bunge Limited	56	4,477
Cal-Maine Foods Inc. (a)	11	423
Campbell Soup Company	24	1,205
Casey's General Stores Inc.	11	2,456
Central Garden & Pet Co. - Class A (a)	9	442
Church & Dwight Co. Inc.	42	3,670
Coca-Cola European Partners PLC	14	709
Colgate-Palmolive Co.	95	7,516
ConAgra Brands Inc.	41	1,558
Constellation Brands, Inc. - Class A	16	3,684
Costco Wholesale Corporation	44	15,563
Coty Inc. - Class A (a)	12	105
Darling Ingredients Inc. (a)	24	1,736
Dollar General Corporation	74	14,941
Edgewell Personal Care Colombia S A S	17	690
Estee Lauder Cos. Inc. - Class A	25	7,219
Flowers Foods Inc.	42	1,000
General Mills, Inc.	82	5,046
Hain Celestial Group Inc. (a)	20	853
Herbalife Nutrition Ltd. (a)	29	1,284
Hershey Co.	15	2,377
Hormel Foods Corp.	24	1,123
Ingredion Inc.	8	756
J&J Snack Foods Corp.	3	396
JM Smucker Co.	16	1,987
Kellogg Co.	38	2,409
Keurig Dr Pepper Inc.	33	1,142
Kimberly-Clark Corporation	33	4,609
Kraft Heinz Foods Company	155	6,187
Lamb Weston Holdings Inc.	14	1,078
Lancaster Colony Corp.	4	631
McCormick & Co. Inc.	21	1,876
Mondelez International, Inc. - Class A	66	3,877
Monster Beverage 1990 Corporation (a)	18	1,652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Nomad Foods Limited (a)	31	842
Nu Skin Enterprises, Inc. - Class A	14	742
PepsiCo, Inc.	180	25,444
Performance Food Group, Inc. (a)	38	2,164
Philip Morris International Inc.	200	17,707
Pilgrim's Pride Corporation (a)	5	118
Post Holdings, Inc. (a)	6	629
PriceSmart Inc.	4	391
Procter & Gamble Co. (a)	213	28,797
Rite Aid Corporation (a)	81	1,660
Sanderson Farms Inc.	9	1,450
Sprouts Farmers Market, Inc. (a)	69	1,845
Sysco Corp.	108	8,468
Target Corporation	140	27,736
The Clorox Company	12	2,403
The Coca-Cola Company	482	25,411
The Kroger Co.	404	14,526
Treehouse Foods, Inc. (a)	15	789
Tyson Foods Inc. - Class A	73	5,405
United Natural Foods Inc. (a)	35	1,164
Universal Corp.	5	297
US Foods Holding Corp. (a)	39	1,475
USANA Health Sciences, Inc. (a)	3	321
Vector Group Ltd.	22	303
Walgreens Boots Alliance, Inc.	277	15,208
Walmart Inc.	290	39,394
		350,694
Health Care 11.8%
Abbott Laboratories	71	8,482
AbbVie Inc.	84	9,085
ABIOMED, Inc. (a)	2	789
Agilent Technologies, Inc.	17	2,115
Alexion Pharmaceuticals, Inc. (a)	11	1,738
Align Technology, Inc. (a)	6	3,184
Amedisys, Inc. (a)	3	819
Amgen Inc.	40	9,832
AMN Healthcare Services, Inc. (a)	5	372
Anthem, Inc.	24	8,696
Avantor, Inc. (a)	28	803
Baxter International Inc.	57	4,837
Becton, Dickinson and Company	8	2,039
Biogen Inc. (a)	10	2,900
Bio-Rad Laboratories, Inc. - Class A (a)	4	2,141
Bio-Techne Corporation	2	857
Bristol-Myers Squibb Company	115	7,267
Brookdale Senior Living Inc. (a)	57	344
Bruker Corp.	9	608
Cardinal Health, Inc.	74	4,488
Catalent Inc. (a)	19	1,955
Cerner Corp.	18	1,264
Change Healthcare Inc. (a)	11	251
Charles River Laboratories International Inc. (a)	3	876
Chemed Corporation	3	1,569
Cooper Cos. Inc.	3	1,236
CVS Health Corporation	279	20,966
Danaher Corporation	63	14,258
DaVita Inc. (a)	27	2,889
Dentsply Sirona Inc.	19	1,236
Eli Lilly & Co.	29	5,348
Encompass Health Corporation	18	1,446
Envista Holdings Corporation (a)	8	336
Exact Sciences Corporation (a)	10	1,267
Gilead Sciences, Inc.	352	22,722
HCA Healthcare, Inc.	38	7,138
Henry Schein Inc. (a)	15	1,029
Hologic Inc. (a)	16	1,165
Horizon Therapeutics Public Limited Company (a)	12	1,147
Humana Inc.	18	7,376
IDEXX Laboratories, Inc. (a)	5	2,513
Illumina, Inc. (a)	7	2,720
Intuitive Surgical, Inc. (a)	6	4,298
Johnson & Johnson	211	34,761
Laboratory Corporation of America Holdings (a)	4	957
LHC Group, Inc. (a)	3	571
Magellan Health Services Inc. (a)	13	1,252
Masimo Corp. (a)	8	1,831
McKesson Corporation	38	7,333
Mednax, Inc. (a)	36	919
Merck & Co., Inc.	307	23,675
Mettler-Toledo International Inc. (a)	3	3,431
Moderna, Inc. (a)	20	2,575
Molina Healthcare, Inc. (a)	10	2,298
Myriad Genetics, Inc. (a)	32	980
Owens & Minor Inc.	21	783
Patterson Cos. Inc.	30	974
PerkinElmer Inc.	7	881
Pfizer Inc.	651	23,598
Premier Healthcare Solutions, Inc. - Class A	13	456
Quest Diagnostics Incorporated	16	2,086
ResMed Inc.	24	4,721
Select Medical Holdings Corporation (a)	18	622
Steris Limited	6	1,089
Teleflex Incorporated	3	1,212
Tenet Healthcare Corporation (a)	43	2,260
Thermo Fisher Scientific Inc.	20	8,969
United Therapeutics Corporation (a)	14	2,332
Varian Medical Systems, Inc. (a)	7	1,318
Veeva Systems Inc. - Class A (a)	8	2,071
Waters Corp. (a)	1	305
West Pharmaceutical Services Inc.	7	2,034
Zoetis Inc. - Class A	9	1,414
		314,109
Industrials 10.9%
3M Company	60	11,599
AAR Corp.	10	410
ABM Industries Incorporated	12	619
Acuity Brands, Inc.	7	1,074
AECOM (a)	29	1,833
AGCO Corporation	22	3,185
Allegiant Travel Company (a)	4	937
Allison Systems, Inc.	29	1,177
AMERCO (a)	1	915
American Airlines Group Inc. (a)	31	730
AO Smith Corp.	27	1,798
Apogee Enterprises, Inc.	8	333
Applied Industrial Technologies, Inc.	5	492
Arcosa, Inc.	9	576
Armstrong World Industries, Inc.	7	637
Atlas Air Worldwide Holdings, Inc. (a)	15	879
Avis Budget Group, Inc. (a)	57	4,122
Boise Cascade Company	13	748
Builders FirstSource, Inc. (a)	13	588
BWXT Government Group, Inc.	13	879
C.H. Robinson Worldwide, Inc.	41	3,941
Carrier Global Corporation	42	1,760
Caterpillar Inc.	27	6,255
Cintas Corp.	10	3,281
Colfax Corp. (a)	10	452
Copart Inc. (a)	44	4,737
CoreLogic, Inc.	10	760
CoStar Group, Inc. (a)	2	1,913
Covanta Holding Corporation	24	326
Crane Co.	7	629
CSX Corp.	85	8,210
Cummins Inc.	24	6,177
Curtiss-Wright Corp.	7	773
Deere & Company	14	5,253
Delta Air Lines, Inc.	16	769
Deluxe Corp.	15	642
Donaldson Co. Inc.	14	799
Dycom Industries, Inc. (a)	5	487
Emerson Electric Co.	55	5,008
Encore Wire Corp.	3	228
Equifax Inc.	9	1,708
Expeditors International of Washington Inc.	42	4,543
Fastenal Co.	38	1,898
FedEx Corporation	13	3,590
Fluor Corp. (a)	70	1,619

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Fortune Brands Home & Security, Inc.	8	779
Franklin Electric Co. Inc.	4	337
FTI Consulting Inc. (a)	14	1,992
GATX Corporation	7	685
Generac Holdings Inc. (a)	15	4,817
General Electric Company	957	12,570
GMS Inc. (a)	8	349
Graco Inc.	24	1,719
Granite Construction Incorporated	10	397
Greenbrier Cos. Inc.	14	674
Hawaiian Holdings, Inc. (a)	33	872
Healthcare Services Group Inc.	24	668
Herman Miller Inc.	16	652
Hexcel Corp. (a)	13	727
Hillenbrand Inc.	10	475
HNI Corp.	7	264
HUB Group Inc. - Class A (a)	7	465
Hubbell Inc.	2	416
Huntington Ingalls Industries Inc.	1	199
Hyster-Yale Materials Handling Inc. - Class A	4	328
IDEX Corporation	9	1,932
IHS Markit Ltd.	34	3,270
Illinois Tool Works Inc.	23	5,141
ITT Industries Holdings, Inc.	9	856
Jacobs Engineering Group Inc.	24	3,123
JB Hunt Transport Services Inc.	10	1,638
JetBlue Airways Corporation (a)	87	1,771
Kansas City Southern	5	1,293
KAR Auction Services, Inc. (a)	30	446
Knight-Swift Transportation Holdings Inc. - Class A	19	906
L3Harris Technologies, Inc.	13	2,567
Landstar System Inc.	9	1,459
Lennox International Inc.	9	2,846
Lincoln Electric Holdings Inc.	10	1,258
Lockheed Martin Corporation	29	10,864
Macquarie Infrastructure Corporation (a)	40	1,271
ManpowerGroup Inc.	16	1,616
Masco Corporation	5	310
Masonite International Corporation (a)	6	648
MasTec Inc. (a)	3	268
Meritor, Inc. (a)	16	456
Middleby Corp. (a)	5	803
Moog Inc. - Class A	5	451
MSC Industrial Direct Co. - Class A	16	1,448
Mueller Industries Inc.	9	352
Nielsen Holdings plc	15	386
Nordson Corp.	8	1,510
Norfolk Southern Corporation	13	3,374
Northrop Grumman Systems Corp.	16	5,267
Now, Inc. (a)	45	454
Old Dominion Freight Line Inc.	11	2,662
Oshkosh Corp.	4	418
Otis Worldwide Corporation	3	229
Owens Corning Inc.	15	1,343
Parker-Hannifin Corporation	6	2,033
Pentair Public Limited Company	39	2,422
Primoris Services Corporation	8	275
Quanta Services, Inc.	44	3,850
Regal-Beloit Corp.	3	416
Republic Services Inc.	14	1,413
Resideo Technologies, Inc. (a)	33	942
Robert Half International Inc.	17	1,309
Rockwell Automation Inc.	14	3,820
Rollins Inc.	44	1,522
Rush Enterprises Inc. - Class A	6	303
Ryder System, Inc.	16	1,182
Saia, Inc. (a)	2	516
Schneider National, Inc. - Class B	12	298
SkyWest Inc. (a)	17	925
Southwest Airlines Co. (a)	8	511
Spirit Aerosystems Holdings Inc. - Class A	7	326
Steelcase Inc. - Class A	24	347
Stericycle Inc. (a)	13	904
Teledyne Technologies Inc. (a)	2	990
Terex Corp.	24	1,097
Tetra Tech, Inc.	4	514
The Boeing Company (a)	40	10,175
Timken Co.	22	1,773
Toro Co.	14	1,496
TransDigm Group Inc. (a)	2	904
Trinity Industries Inc.	29	839
Uber Technologies, Inc. (a)	63	3,409
UFP Industries, Inc.	12	898
Union Pacific Corporation	64	14,087
United Airlines Holdings, Inc. (a)	4	242
United Parcel Service Inc. - Class B	114	19,391
United Rentals Inc. (a)	4	1,226
Valmont Industries Inc.	2	548
Verisk Analytics, Inc.	24	4,271
W. W. Grainger, Inc.	7	2,874
Waste Connections, Inc.	11	1,139
Waste Management, Inc.	27	3,468
Watsco Inc.	6	1,588
Werner Enterprises Inc.	26	1,208
WESCO International, Inc. (a)	18	1,570
XPO Logistics, Inc. (a)	5	581
Xylem Inc.	23	2,383
		291,295
Communication Services 8.6%
Activision Blizzard, Inc.	38	3,552
Alphabet Inc. - Class A (a)	13	27,273
Altice USA, Inc. - Class A (a)	10	333
AMC Entertainment Holdings, Inc. - Class A (a) (b)	97	995
AMC Networks, Inc. - Class A (a)	19	1,017
AT&T Inc. (a)	530	16,050
Booking Holdings Inc. (a)	2	4,177
Cable One, Inc.	1	1,905
Charter Communications, Inc. - Class A (a)	15	9,210
Cinemark Holdings, Inc. (a) (b)	44	901
Comcast Corporation - Class A	314	17,006
Discovery, Inc. - Series A (a)	20	870
Electronic Arts Inc.	14	1,867
Expedia Group, Inc. (a)	7	1,231
Facebook, Inc. - Class A (a)	102	30,079
iHeartMedia, Inc. - Class A (a)	28	500
Interpublic Group of Cos. Inc.	75	2,176
John Wiley & Sons Inc. - Class A	8	436
Liberty Broadband Corp. - Series C (a)	23	3,442
Liberty SiriusXM Group - Series C (a)	56	2,489
Lumen Technologies Inc.	479	6,399
Lyft, Inc. - Class A (a)	14	903
Netflix, Inc. (a)	21	11,196
New York Times Co. - Class A	22	1,115
News Corporation - Class A	144	3,651
Omnicom Group Inc.	40	2,956
Pinterest, Inc. - Class A (a)	31	2,302
Sinclair Broadcast Group Inc. - Class A	16	464
Snap Inc. - Class A (a)	66	3,472
Take-Two Interactive Software Inc. (a)	8	1,439
TEGNA Inc.	63	1,177
Telephone & Data Systems Inc.	36	828
The Madison Square Garden Company - Class A (a)	3	536
T-Mobile USA, Inc. (a)	34	4,276
TripAdvisor Inc. (a)	8	429
Twitter, Inc. (a)	39	2,467
Verizon Communications Inc.	439	25,526
ViacomCBS Inc. - Class B	162	7,327
Walt Disney Co.	140	25,921
Zillow Group, Inc. - Class C (a)	12	1,506
Zynga Inc. - Class A (a)	123	1,259
		230,658
Financials 7.7%
Affiliated Managers Group, Inc.	14	2,046
AFLAC Incorporated	22	1,142
Ally Financial Inc.	128	5,765
American International Group, Inc.	212	9,794
Ameriprise Financial, Inc.	6	1,298
Annaly Capital Management, Inc.	162	1,397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Arthur J Gallagher & Co.	10	1,267
Artisan Partners Asset Management Inc. - Class A	15	779
BlackRock, Inc.	7	5,291
Blackstone Mortgage Trust, Inc. - Class A (b)	26	816
Brighthouse Financial, Inc. (a)	34	1,501
Brown & Brown Inc.	32	1,465
Capital One Financial Corporation	116	14,723
Capitol Federal Financial	25	338
Chubb Limited	40	6,259
CIT Group Inc.	41	2,111
Citigroup Inc.	108	7,858
Citizens Financial Group Inc.	20	877
CME Group Inc. - Class A	16	3,302
CNO Financial Group, Inc.	31	765
Comerica Inc.	6	434
Discover Financial Services	50	4,797
Erie Indemnity Company - Class A	2	415
Evercore Inc. - Class A	9	1,199
FactSet Research Systems Inc.	2	754
Federated Investors, Inc. - Class B	19	579
Fidelity National Financial, Inc. - Class A	22	880
Fifth Third Bancorp	34	1,264
First American Financial Corporation	26	1,469
FirstCash, Inc.	7	449
Franklin Resources Inc.	137	4,049
Genworth Financial, Inc. - Class A (a)	295	980
Hanover Insurance Group Inc.	8	983
Houlihan Lokey Inc. - Class A	11	737
Interactive Brokers Group, Inc. - Class A	9	645
Intercontinental Exchange, Inc.	23	2,579
Invesco Ltd.	139	3,508
Jefferies Financial Group Inc.	35	1,039
Kemper Corp.	5	427
Ladder Capital Corp - Class A	24	283
Lincoln National Corporation	63	3,930
Loews Corp.	34	1,734
LPL Financial Holdings Inc.	20	2,886
Markel Corporation (a)	1	822
MarketAxess Holdings Inc.	4	2,119
Marsh & McLennan Companies, Inc.	58	7,119
Mercury General Corp.	7	401
MetLife, Inc.	105	6,390
MFA Financial, Inc.	93	380
Moelis & Company LLC - Class A	12	677
Moody's Corp.	5	1,641
Morgan Stanley	84	6,497
Morningstar Inc.	5	1,059
MSCI Inc. - Class A	12	4,831
NASDAQ Inc.	1	204
Navient Corporation	80	1,141
New York Community Bancorp Inc. - Series A	58	730
Old Republic International Corp.	31	684
PacWest Bancorp	28	1,050
ProAssurance Corporation	9	249
Progressive Corp.	37	3,530
Prudential Financial Inc.	46	4,211
Regions Financial Corporation	45	927
RLI Corp.	6	623
S&P Global Inc.	8	2,768
Santander Consumer USA Holdings Inc.	30	806
SEI Investments Co.	18	1,097
Signature Bank	3	704
SLM Corporation	32	573
Stewart Information Services Corp.	7	341
SVB Financial Group (a)	3	1,554
Synchrony Financial	33	1,335
Synovus Financial Corp.	7	335
T. Rowe Price Group, Inc.	22	3,790
The Allstate Corporation	62	7,093
The Blackstone Group Inc. - Class A	30	2,231
The Charles Schwab Corporation	73	4,778
The Goldman Sachs Group, Inc.	17	5,665
The PRA Group, Inc. (a)	8	297
The Travelers Companies, Inc.	53	7,911
Tradeweb Markets Inc. - Class A	6	418
Truist Financial Corporation	66	3,824
Two Harbors Investment Corp.	116	849
Ubiquiti Inc.	2	541
Unum Group	43	1,189
Virtu Financial Inc. - Class A	22	669
Voya Financial, Inc.	29	1,876
W. R. Berkley Corporation	13	988
Waddell & Reed Financial Inc. - Class A	36	900
Western Alliance Bancorp	5	474
White Mountains Insurance Group Ltd	1	703
Willis Towers Watson Public Limited Company	7	1,576
Zions Bancorp	7	388
		205,772
Energy 5.2%
Antero Resources Corporation (a)	55	564
Apa Corp.	40	722
Archrock, Inc.	39	372
Baker Hughes, a GE Company, LLC - Class A	231	4,981
Cabot Oil & Gas Corp.	57	1,071
Chevron Corporation	248	26,016
Cimarex Energy Co.	5	304
CNX Resources Corporation (a)	87	1,273
ConocoPhillips	175	9,266
Delek US Holdings, Inc. (a)	28	613
Devon Energy Corporation	61	1,332
Diamondback Energy, Inc.	7	523
Dril-Quip Inc. (a)	8	265
EOG Resources, Inc.	28	2,037
EQT Corporation (a)	27	496
Exxon Mobil Corporation	417	23,285
Halliburton Company	38	826
Helmerich & Payne Inc.	19	525
Hess Corporation	33	2,324
HollyFrontier Corp.	104	3,721
Kinder Morgan, Inc.	80	1,332
Marathon Oil Corporation	250	2,673
Marathon Petroleum Corporation	249	13,295
Murphy Oil Corporation	77	1,259
Nov Inc. (a)	175	2,400
Occidental Petroleum Corporation	103	2,733
Oceaneering International, Inc. (a)	39	451
ONEOK, Inc.	21	1,055
Patterson-UTI Energy Inc.	112	798
PBF Energy Inc. - Class A (a)	51	721
Phillips 66	128	10,439
Pioneer Natural Resources Co.	10	1,634
Range Resources Corporation (a)	99	1,027
Reg Biofuels, LLC (a)	20	1,293
Schlumberger Ltd.	67	1,820
SM Energy Company	79	1,299
Targa Resources Corp.	26	816
TechnipFMC PLC	29	222
Transocean Ltd. (a)	227	806
Valero Energy Corporation	172	12,343
World Fuel Services Corp.	18	630
		139,562
Materials 3.4%
Albemarle Corporation	7	1,044
Alcoa Corporation (a)	66	2,138
Allegheny Technologies Incorporated (a)	25	518
Amcor Plc	146	1,700
AptarGroup, Inc.	7	944
Arconic Corporation (a)	20	503
Avery Dennison Corporation	10	1,870
Avient Corporation	19	894
Axalta Coating Systems Ltd. (a)	24	722
Ball Corporation	41	3,468
Berry Global Group, Inc. (a)	8	521
Carpenter Technology Corp.	16	648
Celanese Corp. - Class A	14	2,136
CF Industries Holdings Inc.	9	429
Commercial Metals Co.	57	1,769
Compass Minerals International, Inc.	7	414
Corteva, Inc.	40	1,881

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Crown Holdings Inc.	26	2,496
Domtar Corp. (a)	26	957
Dow Inc.	36	2,293
DuPont de Nemours, Inc.	26	2,002
Eastman Chemical Co.	15	1,620
Ecolab Inc.	12	2,594
Freeport-McMoRan Inc. (a)	119	3,914
Graphic Packaging Holding Company	54	984
Greif Inc. - Class A	5	301
Hecla Mining Co.	74	419
Huntsman Corp.	11	313
Innospec Inc.	3	337
International Flavors & Fragrances Inc.	7	981
Kaiser Aluminum Corporation	4	431
Louisiana-Pacific Corp.	24	1,348
LyondellBasell Industries N.V. - Class A	72	7,517
MOS Holdings Inc.	151	4,758
NewMarket Corp.	1	514
Newmont Corporation	25	1,519
Nucor Corporation	30	2,432
O-I Glass, Inc. (a)	42	619
Olin Corporation	63	2,391
Packaging Corporation of America	5	656
PPG Industries, Inc.	20	3,041
Reliance Steel & Aluminum Co.	13	1,982
RPM International Inc.	24	2,167
Schweitzer-Mauduit International Inc.	7	365
Scotts Miracle-Gro Co.	13	3,149
Sensient Technologies Corporation	10	748
Sherwin-Williams Co.	5	3,740
Silgan Holdings Inc.	19	784
Sonoco Products Co.	16	1,027
Steel Dynamics Inc.	23	1,153
The Chemours Company	38	1,060
Trinseo S.A.	18	1,136
United States Steel Corporation	59	1,544
W. R. Grace & Co.	8	458
Warrior Met Coal, Inc.	24	408
Westrock Company, Inc.	80	4,186
Worthington Industries Inc.	9	578
		90,521
Real Estate 3.1%
Acadia Realty Trust	16	313
AGNC Investment Corp.	57	947
Alexander & Baldwin, LLC	11	190
American Campus Communities, Inc.	33	1,423
American Homes 4 Rent - Class A	27	910
American Tower Corporation	10	2,334
Apollo Commercial Real Estate Finance, Inc.	36	507
Apple Hospitality REIT, Inc.	73	1,069
Brandywine Realty Trust	57	733
Camden Property Trust	14	1,537
Chimera Investment Corporation	92	1,171
Colony Capital, Inc. - Class A (a) (b)	174	1,126
Columbia Property Trust Inc.	27	455
CoreCivic, Inc. (a)	97	877
Corporate Office Properties Trust	25	666
Cousins Properties Incorporated	14	508
Crown Castle International Corp.	17	2,927
CubeSmart	22	815
Cyrusone LLC	11	770
DiamondRock Hospitality Co. (a)	36	366
Digital Realty Trust Inc.	10	1,349
Douglas Emmett, Inc.	26	804
Duke Realty Corp.	48	2,016
EastGroup Properties Inc.	3	468
Equinix, Inc.	3	1,804
Equity Commonwealth (a)	23	634
Equity Lifestyle Properties, Inc.	13	852
Extra Space Storage Inc.	12	1,552
Federal Realty Investment Trust	10	1,048
First Industrial Realty Trust, Inc.	14	661
Gaming and Leisure Properties, Inc.	30	1,253
Healthcare Realty Trust Inc.	22	667
Healthcare Trust of America, Inc. - Class A	38	1,059
Highwoods Properties Inc.	23	989
Hudson Pacific Properties Inc.	33	883
Invesco Mortgage Capital Inc. (b)	96	384
Invitation Homes Inc.	57	1,820
Iron Mountain Incorporated	15	555
JBG Smith Properties	13	421
Kilroy Realty Corporation	18	1,188
Kimco Realty Corporation	32	595
Kite Realty Naperville, LLC	15	299
Lamar Advertising Co. - Class A	16	1,531
Lexington Realty Trust	50	559
Life Storage Inc.	9	811
Mack-Cali Realty Corporation (a)	22	343
Medical Properties Trust, Inc.	44	932
National Retail Properties, Inc.	10	444
New York Mortgage Trust Inc.	113	506
Omega Healthcare Investors, Inc.	18	671
OUTFRONT Media Inc. (a)	25	546
Paramount Group, Inc.	82	832
Park Hotels & Resorts Inc. (a)	30	648
PennyMac Mortgage Investment Trust	28	546
Physicians Realty Trust	31	549
Piedmont Office Realty Trust Inc. - Class A	24	410
ProLogis Inc.	67	7,093
PS Business Parks, Inc.	4	546
Public Storage	12	2,995
Rayonier Inc.	15	480
Realogy Holdings Corp. (a)	60	901
Redwood Trust Inc.	61	635
Regency Centers Corp.	27	1,521
Retail Properties of America, Inc. - Class A	46	481
RLJ III-EM Columbus Lessee, LLC	42	647
Ryman Hospitality Properties, Inc. (a)	8	645
SBA Communications Corporation	9	2,627
Service Properties Trust	54	643
Simon Property Group, Inc.	18	2,022
SITE Centers Corp.	57	775
STAG Industrial, Inc.	10	333
Starwood Property Trust, Inc.	71	1,756
STORE Capital Corp.	29	983
Sun Communities Inc.	7	1,070
Sunstone Hotel Investors Inc. (a)	65	805
The GEO Group, Inc. (b)	78	608
UDR, Inc.	33	1,468
Ventas, Inc.	18	934
VICI Properties Inc.	31	866
W.P. Carey Inc.	21	1,492
Washington REIT	12	255
Weingarten Realty Investors	26	708
Xenia Hotels & Resorts Inc. (a)	21	406
		83,968
Utilities 0.7%
AVANGRID, Inc.	1	75
Avista Corporation	10	475
Entergy Corporation	10	1,044
Exelon Corporation	116	5,059
Hawaiian Electric Industries Inc.	14	606
MDU Resources Group Inc.	16	513
National Fuel Gas Company	12	588
NRG Energy, Inc.	7	261
Ormat Technologies Inc.	4	286
The AES Corporation	256	6,875
Vistra Energy Corp.	97	1,708
		17,490
Total Common Stocks (cost $2,136,426)		2,661,239
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.00% (c) (d)	7,954	7,954
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	3,686	3,686

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.09%, 06/24/21 (e) (f)	62	62
0.03%, 09/09/21 (e) (f)	780	780
		842
Total Short Term Investments (cost $12,482)		12,482
Total Investments 100.1% (cost $2,148,908)		2,673,721
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (0.1)%		(3,134)
Total Net Assets 100.0%		2,670,641

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	47	June 2021	9,162	50	161
S&P Midcap 400 Index	12	June 2021	3,127	4	(1)
				54	160

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.3%
Information Technology 14.2%
Accenture Public Limited Company - Class A	2	496
Advanced Micro Devices, Inc. (a)	12	952
Amadeus IT Group SA	4	304
Amphenol Corporation - Class A	5	349
Analog Devices, Inc.	5	700
Apple Inc. (a)	65	7,879
Applied Materials, Inc.	16	2,152
ASML Holding - ADR	1	788
ASML Holding	2	1,453
Atlassian Corporation PLC - Class A (a)	1	154
Automatic Data Processing, Inc.	—	77
Broadcom Inc.	5	2,463
Broadridge Financial Solutions, Inc.	—	15
CDW Corp.	1	126
Cisco Systems, Inc.	12	621
Citrix Systems Inc.	1	209
Cognizant Technology Solutions Corp. - Class A	3	246
Coupa Software Incorporated (a)	1	173
CrowdStrike Holdings, Inc. - Class A (a)	1	99
DocuSign, Inc. (a)	1	127
Entegris, Inc.	—	26
Fidelity National Information Services, Inc.	6	820
Fiserv, Inc. (a)	17	2,011
FleetCor Technologies Inc. (a)	1	279
Fortinet, Inc. (a)	1	170
GDS Holdings Ltd. - Class A (a) (b)	1	8
Global Payments Inc.	10	1,932
Hamamatsu Photonics KK	9	516
Intel Corporation	4	243
Intuit Inc.	5	1,980
Keysight Technologies, Inc. (a)	—	50
KLA-Tencor Corp.	1	326
Lam Research Corp.	—	40
Largan Precision Co. Ltd.	2	226
Leidos Holdings Inc.	2	174
Marvell Technology Group Ltd	9	434
MasterCard Incorporated - Class A	7	2,438
Maxim Integrated Products, Inc. (a)	3	259
Microchip Technology Incorporated	5	708
Micron Technology, Inc. (a)	12	1,035
Microsoft Corporation	47	11,004
MongoDB, Inc. - Class A (a)	—	40
Monolithic Power Systems Inc.	—	101
Motorola Solutions Inc.	1	171
Murata Manufacturing Co. Ltd.	9	731
NAVER Corp.	2	568
NEC Electronics Corp. (a)	27	299
NortonLifelock Inc.	14	293
NTT Data Corp.	54	830
NVIDIA Corporation	3	1,475
NXP Semiconductors N.V.	10	2,006
Omron Corp.	5	361
Paycom Software, Inc. (a)	—	77
Paypal Holdings, Inc. (a)	8	1,978
Qualcomm Incorporated	11	1,493
Salesforce.Com, Inc. (a)	10	2,106
Samsung Electronics Co. Ltd.	24	1,736
SAP SE	6	721
ServiceNow, Inc. (a)	3	1,679
Snowflake Inc. - Class A (a)	—	45
Splunk Inc. (a)	2	322
Spotify Technology S.A. (a)	2	424
Square, Inc. - Class A (a)	—	43
SUMCO Corporation	1	14
Synopsys Inc. (a)	2	602
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	—	22
Taiwan Semiconductor Manufacturing Co. Ltd.	106	2,207
TE Connectivity Ltd.	1	170
Telefonaktiebolaget LM Ericsson - Class B	77	1,014
Texas Instruments Incorporated	7	1,275
Tokyo Electron Ltd.	2	685
Trimble Inc. (a)	1	93
Twilio Inc. - Class A (a)	—	121
VeriSign, Inc. (a)	1	177
Visa Inc. - Class A	19	4,033
Wix.Com Ltd. (a)	1	211
Workday, Inc. - Class A (a)	1	352
Xilinx, Inc. (a)	2	297
Zoom Video Communications, Inc. - Class A (a)	1	460
		73,294
Financials 9.3%
AIA Group Limited	29	358
American Express Company (a)	—	14
American International Group, Inc.	40	1,863
Australia & New Zealand Banking Group Ltd.	25	535
Aviva PLC	88	496
AXA SA	51	1,372
Bank of America Corporation	65	2,518
Berkshire Hathaway Inc. - Class B (a)	4	934
Bluescape Opportunities Acquisition Corp. (a)	1	8
BNP Paribas SA	15	901
Capital One Financial Corporation	2	274
Cboe Global Markets, Inc.	1	108
Challenger Financial Services Group Ltd.	48	231
Chubb Limited	8	1,192
Citizens Financial Group Inc.	10	449
Close Brothers Group PLC	9	196
CME Group Inc. - Class A	1	218
DBS Group Holdings Ltd.	17	370
Direct Line Insurance Limited	43	185
DNB Bank ASA	52	1,105
Element Fleet Management Corp. (c)	59	647
Equitable Holdings, Inc.	42	1,372
Erste Group Bank AG	11	368
Fifth Third Bancorp	13	491
Housing Development Finance Corp.	13	446
Huntington Bancshares Incorporated	23	363
Industrial & Infrastructure Fund Investment Corporation.	—	24
ING Groep N.V.	68	836
Intercontinental Exchange, Inc.	4	420
Intesa Sanpaolo SpA	141	382
Invesco Ltd.	1	28
JPMorgan Chase & Co.	11	1,632
K.K.R. Co., Inc. - Class A	2	112
Lloyds Banking Group PLC	883	518
Loews Corp.	2	83
Macquarie Group Limited	4	505
Marsh & McLennan Companies, Inc.	3	384
MetLife, Inc.	25	1,531
Mitsubishi UFJ Financial Group Inc. (c)	81	429
Mitsubishi UFJ Lease & Finance Co. Ltd. (c)	45	273
Morgan Stanley	47	3,672
MSCI Inc. - Class A	—	76
Muenchener Rueckversicherungs AG - Class N	4	1,383
National Bank of Canada	14	923
PICC Property & Casualty Co. Ltd. - Class H	454	402
Ping An Insurance (Group) Co of China Ltd - Class H	35	420
Principal Financial Group, Inc.	1	76
Progressive Corp.	2	149
Raymond James Financial Inc.	—	36
RenaissanceRe Holdings Ltd	—	38
S&P Global Inc.	2	596
Sampo Oyj - Class A	20	885
Shopify Inc. - Class A (a)	—	343
Signature Bank	1	127
Standard Chartered PLC	29	200
State Street Corporation	—	31
Storebrand ASA	70	706
Sumitomo Mitsui Trust Holdings Inc. (c)	10	345
Sun Life Financial Inc.	19	943
Svenska Handelsbanken AB - Class A	55	596
The Bank of New York Mellon Corporation	1	70
The Charles Schwab Corporation	30	1,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.	7	2,158
The Hartford Financial Services Group, Inc.	16	1,045
The PNC Financial Services Group, Inc.	6	990
The Travelers Companies, Inc.	3	521
Tokio Marine Holdings Inc. (c)	15	729
Tradeweb Markets Inc. - Class A	1	106
Truist Financial Corporation	2	134
United Overseas Bank Ltd.	30	585
Voya Financial, Inc.	1	59
Wells Fargo & Company	66	2,566
Willis Towers Watson Public Limited Company	1	169
XP Inc. - Class A (a)	3	118
Zurich Insurance Group AG - Class N	2	714
		48,049
Consumer Discretionary 7.7%
Airbnb, Inc. - Class A (a)	—	25
Alibaba Group Holding Limited - ADR (a)	9	2,097
Amazon.com, Inc. (a)	4	11,080
Aptiv PLC (a)	2	267
Autoliv Inc. - SDR	4	413
AutoZone, Inc. (a)	—	301
Burlington Stores Inc. (a)	—	134
CarMax Inc. (a)	1	94
Carvana Co. - Class A (a)	1	300
Chipotle Mexican Grill Inc. (a)	—	551
Compass Group PLC (a)	29	575
CyberAgent Inc.	36	651
Denso Corp.	7	455
Dollar Tree Inc. (a)	1	116
Domino's Pizza, Inc.	—	31
Doordash, Inc. - Class A (a)	1	69
ETSY, Inc. (a)	1	199
Ferrari N.V.	1	214
General Motors Company (a)	19	1,087
Hilton Worldwide Holdings Inc. (a)	6	685
Honda Motor Co. Ltd.	9	256
JD.com, Inc. - Class A - ADR (a)	2	126
Kering SA	1	496
Kingfisher Plc	167	732
L Brands, Inc. (a)	3	197
Las Vegas Sands Corp. (a)	2	91
Lowe`s Companies, Inc.	3	489
Lululemon Athletica Inc. (a)	2	461
Magna International Inc.	13	1,162
Marriott International, Inc. - Class A (a)	4	544
McDonald's Corporation	4	833
Moncler S.p.A.	10	592
Next PLC (a)	5	557
NIKE, Inc. - Class B	8	1,075
NVR, Inc. (a)	—	122
O'Reilly Automotive, Inc. (a)	—	186
Panasonic Corp.	41	534
Persimmon Public Limited Company	13	527
Pinduoduo Inc. - ADR (a)	1	122
Ross Stores Inc.	8	931
Samsonite International S.A. (a)	111	215
Sony Corp.	8	801
Stanley Electric Co. Ltd.	13	389
Starbucks Corporation	8	921
Stroer SE & Co. KGaA	4	338
Sumitomo Rubber Industries Inc.	14	163
Suzuki Motor Corp.	10	461
Tesla Inc. (a)	1	594
The Home Depot, Inc.	5	1,422
THG Holdings PLC (a)	11	98
TJX Cos. Inc.	11	716
Toyota Motor Corp. (c)	17	1,313
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	87
Vail Resorts, Inc. (a)	—	47
VF Corp.	2	174
Whitbread PLC (a)	—	9
WPP 2012 Limited	53	678
Wynn Resorts Ltd. (a)	1	172
Yum! Brands, Inc.	12	1,329
Zalando SE (a)	7	687
		39,991
Communication Services 7.5%
Alphabet Inc. - Class A (a)	1	2,182
Alphabet Inc. - Class C (a)	5	10,742
ASOS Plc (a)	12	912
AT&T Inc. (a)	13	381
Booking Holdings Inc. (a)	—	913
Charter Communications, Inc. - Class A (a)	1	434
Comcast Corporation - Class A	22	1,178
Coupang Inc - Class A (a)	4	218
Dish Network Corporation - Class A (a)	—	16
Electronic Arts Inc.	1	193
Facebook, Inc. - Class A (a)	25	7,392
KT Corp.	11	271
Kuaishou Technology (a)	1	28
Liberty Broadband Corp. - Series C (a)	1	213
Live Nation Entertainment, Inc. (a)	2	160
Match Group Holdings II, LLC (a)	5	636
Match Group, Inc. (a)	—	37
Netflix, Inc. (a)	5	2,479
Nippon Telegraph & Telephone Corp.	65	1,661
Pinterest, Inc. - Class A (a)	3	217
Playtika Holding Corp. (a)	1	36
Roku Inc. - Class A (a)	—	85
SEA, Ltd. - Class A - ADR (a)	5	1,181
Snap Inc. - Class A (a)	17	868
SoftBank Group Corp.	6	495
Tencent Holdings Limited	30	2,370
T-Mobile USA, Inc. (a)	2	287
Verizon Communications Inc.	5	297
Vodafone Group Public Limited Company - ADR	33	603
Walt Disney Co.	11	1,980
Yahoo! Japan Corp.	70	351
		38,816
Health Care 7.5%
Abbott Laboratories	7	798
AbbVie Inc.	14	1,487
Agilent Technologies, Inc.	7	929
Alcon AG	4	250
Align Technology, Inc. (a)	—	92
Amgen Inc.	1	260
Anthem, Inc.	4	1,489
Astellas Pharma Inc. (c)	76	1,169
AstraZeneca PLC - ADR (c)	29	1,445
Bausch Health Companies Inc. (a)	6	183
Bayer AG - Class N	14	903
Becton, Dickinson and Company	2	525
Biogen Inc. (a)	1	144
Centene Corporation (a)	10	638
Cie Generale d'Optique Essilor International SA	4	572
Cigna Holding Company	5	1,296
Cooper Cos. Inc.	—	42
CVS Health Corporation	2	144
Danaher Corporation	11	2,462
Dentsply Sirona Inc.	2	134
Elanco Animal Health (a)	20	597
Elekta AB (publ) - Class B	34	437
Eli Lilly & Co.	8	1,455
Evotec SE (a)	8	304
Exact Sciences Corporation (a)	—	3
Fresenius SE & Co. KGaA	15	667
GlaxoSmithKline PLC - ADR (c)	17	603
HCA Healthcare, Inc.	9	1,727
Hologic Inc. (a)	2	138
Humana Inc.	1	378
Incyte Corporation (a)	3	263
Intuitive Surgical, Inc. (a)	2	1,423
IPSEN	3	297
Johnson & Johnson	3	546
McKesson Corporation	—	42
Medtronic Public Limited Company	9	1,065
Merck & Co., Inc.	6	423
Novartis AG - Class N	17	1,433

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Novo Nordisk A/S - Class B (c)	3	199
Otsuka Holdings Co., Ltd.	13	561
PPD, Inc. (a)	2	73
Regeneron Pharmaceuticals, Inc. (a)	—	72
Sanofi SA - ADR	4	204
Sanofi SA	14	1,422
Seagen Inc. (a)	—	47
Siemens Healthineers AG	11	577
Stryker Corporation	7	1,811
Takeda Pharmaceutical Co. Ltd. - ADR (c)	14	251
Thermo Fisher Scientific Inc.	5	2,242
UnitedHealth Group Incorporated	7	2,746
Veeva Systems Inc. - Class A (a)	1	175
Vertex Pharmaceuticals Incorporated (a)	3	638
Zoetis Inc. - Class A	5	712
		38,493
Industrials 7.0%
3M Company	1	248
ABB Ltd. - Class N	28	850
AGCO Corporation	—	20
Alamo Group Inc.	—	17
Ashtead Group Public Limited Company	12	693
Atlas Copco Aktiebolag - Class B	—	19
Beijing Enterprises Holdings Ltd.	52	184
Bucher Industries AG	—	13
Bunzl Public Limited Company	10	306
Caterpillar Inc.	7	1,714
Central Japan Railway Co.	3	404
Cintas Corp.	1	173
Clarivate PLC (a)	3	66
Copart Inc. (a)	—	14
CoStar Group, Inc. (a)	1	431
CSX Corp.	4	358
Cummins Inc.	1	349
DCC Public Limited Company	6	505
Deere & Company	3	1,285
Emerson Electric Co.	—	13
Epiroc Aktiebolag - Class B	1	28
Equifax Inc.	2	309
FedEx Corporation	4	1,057
Flowserve Corporation	2	76
Fortive Corporation	7	469
Generac Holdings Inc. (a)	—	39
General Electric Company	293	3,851
Honeywell International Inc.	8	1,667
Hubbell Inc.	3	485
Illinois Tool Works Inc.	—	38
Ingersoll Rand Inc. (a)	3	148
Jacobs Engineering Group Inc.	7	847
JB Hunt Transport Services Inc.	1	156
Johnson Controls International Public Limited Company	7	430
Kansas City Southern	—	34
Kion Group AG	7	701
Knorr - Bremse Aktiengesellschaft	3	371
Koninklijke Philips N.V.	33	1,856
L3Harris Technologies, Inc.	1	229
Legrand SA	5	455
Lindsay Corp.	—	17
Melrose Holdings Limited	308	708
Mitsubishi Corp. (c)	16	450
Mitsubishi Electric Corp.	61	936
Norfolk Southern Corporation	5	1,442
Otis Worldwide Corporation	3	238
Outotec Oyj	1	14
PACCAR Inc.	3	300
Parker-Hannifin Corporation	1	196
Prysmian S.p.A.	17	554
Recruit Holdings Co., Ltd.	15	727
Roper Technologies, Inc.	2	630
Safran	3	457
Sandvik AB	—	11
Schneider Electric SE (a)	2	235
Shoals Technologies LLC - Class A (a)	—	11
Shurgard Self Storage Europe	—	19
Siemens AG - Class N	13	2,173
SMC Corp.	—	233
Snap-On Inc.	—	68
Southwest Airlines Co. (a)	10	616
Sumitomo Corp. (c)	34	484
TechnoPro Holdings, Inc.	6	519
Teledyne Technologies Inc. (a)	1	220
Teleperformance	1	477
Textron Inc.	4	239
The Boeing Company (a)	1	374
THK Co. Ltd.	9	316
Timken Co.	—	13
Toro Co.	—	13
Toromont Industries Ltd.	—	14
TransDigm Group Inc. (a)	—	25
Union Pacific Corporation	2	406
United Airlines Holdings, Inc. (a)	3	156
United Parcel Service Inc. - Class B	6	1,030
United Rentals Inc. (a)	3	856
Valmont Industries Inc.	—	14
Waste Connections, Inc.	2	203
Weir Group PLC(The) (a)	1	24
		36,326
Materials 4.2%
Agnico Eagle Mines Limited	1	41
Air Products and Chemicals, Inc.	—	39
Akzo Nobel N.V.	6	695
Alamos Gold Inc - Class A	1	5
Albemarle Corporation	—	44
Amcor Ltd. - CDI	32	374
Anglo American Platinum Ltd.	—	36
Anglo American PLC	2	91
AngloGold Ashanti Ltd.	1	31
Antofagasta PLC	36	829
ArcelorMittal	1	43
Asahi Kasei Corp. (c)	51	590
Atotech Limited (a)	1	24
Avery Dennison Corporation	3	510
B2Gold Corp.	3	14
Ball Corporation	2	205
Barrick Gold Corporation	5	102
BASF SE - Class N	8	629
BHP Group PLC	26	739
BHP Group PLC	21	733
BlueScope Steel Ltd.	1	16
Boliden AB	3	105
Borregaard ASA	1	17
Celanese Corp. - Class A	1	92
Centamin PLC	3	5
Centerra Gold Inc.	—	3
CF Industries Holdings Inc.	1	56
China Steel Corp.	33	30
Cia de Minas Buenaventura SA - ADR	1	8
Covestro AG	7	475
Croda International Public Limited Company	—	23
Crown Holdings Inc.	—	11
DS Smith PLC	3	19
Endeavour Mining Corporation	—	7
Ero Copper Corp. (a)	1	23
Evolution Mining Limited	5	17
First Quantum Minerals Ltd	1	21
Fortescue Metals Group Ltd.	3	43
Franco-Nevada Corporation	1	77
Freeport-McMoRan Inc. (a)	8	248
Fresnillo PLC	1	11
Glencore PLC	19	73
Gold Fields Limited	3	25
Graphic Packaging Holding Company	1	12
Grupo Mexico SAB de CV - Class B (a)	6	33
Hindalco Industries Limited	3	13
Huntsman Corp.	1	16
Imerys	—	12
Impala Platinum Holdings Limited (c)	3	60
Independence Group NL	139	667

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Industrias Penoles SAB de CV (a)	1	10
International Flavors & Fragrances Inc.	3	462
International Paper Company	27	1,445
JFE Holdings Inc.	1	16
Johnson Matthey PLC	17	714
Joint Stock Company "Alrosa" (Public Stock Society)	12	17
JSW Steel Limited	3	22
KGHM Polska Miedz SA (a)	—	14
Kinross Gold Corporation	4	26
Kirkland Lake Gold Ltd.	1	46
Koninklijke DSM N.V.	—	30
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	709
Linde Public Limited Company	8	2,161
Lundin Mining Corp.	4	41
Mondi plc	1	38
Newcrest Mining Ltd.	2	36
Newmont Corporation	2	122
Nippon Steel Corporation	2	34
Norsk Hydro ASA	7	45
Northam Platinum (a)	1	25
Northern Star Resources Ltd.	7	52
Nucor Corporation	1	51
Osisko Gold Royalties Ltd	—	3
OZ Minerals Ltd.	2	26
Packaging Corporation of America	9	1,146
Pan American Silver Corp.	—	14
Perseus Mining Limited (a)	16	13
Polymetal International PLC	1	17
POSCO	—	48
PPG Industries, Inc.	5	804
Public Joint Stock Society "Polyus"	—	20
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	41
Quaker Chemical Corp.	—	28
Reliance Steel & Aluminum Co.	—	62
Rio Tinto Ltd.	3	272
Rio Tinto PLC	3	196
RPM International Inc.	1	63
Sandstorm Gold Ltd. (a)	1	4
Sealed Air Corporation	4	189
Sherwin-Williams Co.	1	697
Shin-Etsu Chemical Co. Ltd.	—	17
Sibanye Stillwater (c)	8	37
Silver Lake Resources Limited (a)	12	13
South32 Limited	163	348
Southern Copper Corporation	1	65
SSR Mining Inc.	1	11
Steel Dynamics Inc.	—	20
Stora Enso Oyj - Class R	32	589
Sumitomo Metal Mining Co. Ltd.	1	22
Svenska Cellulosa Aktiebolaget SCA - Class B	1	18
Tata Steel Ltd.	2	23
Teck Resources Limited - Class B	8	144
Torex Gold Resources Inc. (a)	—	2
Tosoh Corp. (c)	5	92
Umicore	9	466
UPM-Kymmene Oyj	1	33
Vale S.A. (a)	6	110
Voestalpine AG	—	12
Wesdome Gold Mines Ltd (a)	3	19
West Fraser Timber Co. Ltd.	—	16
Westlake Chemical Corporation	1	118
Westrock Company, Inc.	30	1,583
Wheaton Precious Metals Corp.	1	49
Yamana Gold Inc.	3	14
Zijin Mining Group Co. Ltd. - Class H	22	27
		21,599
Consumer Staples 3.1%
Altria Group, Inc.	5	237
Barry Callebaut AG - Class N	—	411
Colgate-Palmolive Co.	1	90
ConAgra Brands Inc.	4	153
Costco Wholesale Corporation	1	387
Darling Ingredients Inc. (a)	7	503
Diageo PLC	18	750
Dollar General Corporation	4	783
Estee Lauder Cos. Inc. - Class A	1	201
Keurig Dr Pepper Inc.	5	168
Kirin Holdings Co. Ltd.	15	284
L'Oreal SA	3	1,035
Mondelez International, Inc. - Class A	9	517
Monster Beverage 1990 Corporation (a)	1	121
Nestle SA - Class N	26	2,881
PepsiCo, Inc.	3	483
Philip Morris International Inc.	5	403
Pola Orbis Holdings Inc.	5	126
Procter & Gamble Co. (a)	9	1,189
Sanderson Farms Inc.	—	14
Seven & I Holdings Co., Ltd.	19	783
The Clorox Company	—	41
The Coca-Cola Company	11	583
Tyson Foods Inc. - Class A	2	126
Unilever PLC	34	1,920
Walgreens Boots Alliance, Inc.	2	99
Walmart Inc.	4	608
Welcia Holdings Co.,Ltd.	6	216
Wilmar International Limited	163	659
		15,771
Real Estate 1.9%
Acadia Realty Trust	5	89
Agree Realty Corporation	—	3
Alexander & Baldwin, LLC	—	4
Alexandria Real Estate Equities, Inc.	1	155
American Campus Communities, Inc.	1	64
American Tower Corporation	1	326
Apartment Income REIT Corp.	2	89
Apple Hospitality REIT, Inc.	5	66
AvalonBay Communities, Inc.	2	301
Camden Property Trust	2	214
Canadian Apartment Properties REIT	1	23
China Resources Mixc Lifestyle Services Limited	1	7
Crown Castle International Corp.	—	31
CTP B.V. (a)	1	9
CubeSmart	3	97
Cyrusone LLC	—	27
Derwent London PLC	1	36
Digital Realty Trust Inc.	—	48
Douglas Emmett, Inc.	2	70
DW Property Invest GmbH	1	37
EastGroup Properties Inc.	—	41
EPR Properties (a)	—	8
Equinix, Inc.	1	538
Equity Lifestyle Properties, Inc.	2	148
Equity Residential	3	243
Essential Properties Realty Trust, Inc.	—	6
Essex Property Trust Inc.	—	111
Fabege AB (c)	1	20
Federal Realty Investment Trust	—	20
Frasers Centrepoint Trust	11	20
Gecina SA	—	15
Goodman Funding Pty Ltd	2	24
Grainger PLC	3	10
Great Portland Estates P L C	50	467
Hang Lung Properties Ltd.	5	13
Healthcare Realty Trust Inc.	2	49
Healthcare Trust of America, Inc. - Class A	1	37
Heiwa Real Estate Co., Ltd.	1	16
Highwoods Properties Inc.	—	18
Hongkong Land Holdings Ltd.	5	26
Hoshino Resorts REIT, Inc.	—	17
Host Hotels & Resorts, Inc.	1	14
Inmobiliaria Colonial, Socimi, S.A.	2	22
Innovative Industrial Properties, Inc.	—	2
Japan Retail Fund Investment Corp.	—	28
JBG Smith Properties	1	29
Kilroy Realty Corporation	1	65
Kojamo Oyj	1	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Lexington Realty Trust	—	2
Mapletree Industrial Trust	11	22
Mitsui Fudosan Co. Ltd.	37	847
Mitsui Fudosan Logistics Park Investment Corporation	—	25
National Retail Properties, Inc.	—	9
Nippon Accommodations Fund Inc.	—	18
Open Doors Technology Inc. - Class A (a) (c)	3	59
Pebblebrook Hotel Trust	2	58
ProLogis Inc.	18	1,955
PS Business Parks, Inc.	—	54
PSP Swiss Property AG - Class N	—	22
Public Storage	1	136
Rayonier Inc.	—	16
Realty Income Corporation	—	23
Regency Centers Corp.	1	77
Rexford Industrial Realty, Inc.	1	52
SBA Communications Corporation	—	23
Scentre Group Limited	143	306
Shaftesbury PLC (a) (c)	1	10
Simon Property Group, Inc.	1	96
SL Green Realty Corp.	1	44
Spirit Realty Capital, Inc.	—	3
STORE Capital Corp.	—	13
Summit Industrial Income REIT	3	32
Sun Communities Inc.	—	33
Sun Hung Kai Properties Ltd.	4	61
Sunstone Hotel Investors Inc. (a)	4	50
Terreno Realty Corporation	1	64
The Howard Hughes Corporation (a)	—	13
The Unite Group PLC	2	36
Urban Edge Properties	—	5
VEREIT, Inc.	—	14
W.P. Carey Inc.	1	38
Welltower Inc.	12	826
Weyerhaeuser Company	23	820
		9,592
Utilities 1.7%
Ameren Corporation	7	607
American Electric Power Company, Inc.	2	132
Atmos Energy Corporation	—	25
Dominion Energy, Inc.	2	123
DTE Energy Company	2	277
Electric Power Development Co., Ltd. - Class D	17	297
Engie	58	830
Entergy Corporation	2	156
Evergy, Inc.	5	315
FirstEnergy Corp.	2	55
Iberdrola, Sociedad Anonima	1	13
IDACORP Inc.	—	14
National Grid PLC	52	617
NextEra Energy, Inc.	14	1,057
Public Service Enterprise Group Inc.	12	720
Sempra Energy	13	1,697
The AES Corporation	9	245
The Southern Company	23	1,402
WEC Energy Group Inc.	2	212
Xcel Energy Inc.	1	77
		8,871
Energy 1.2%
Aker ASA	1	25
Array Technologies, Inc. (a)	1	19
Cactus Inc. - Class A	1	18
ChampionX Corporation (a)	1	15
Chevron Corporation	3	329
ConocoPhillips	13	698
Devon Energy Corporation	14	298
Enbridge Inc.	—	17
EOG Resources, Inc.	6	426
Equinor ASA	44	853
Exxon Mobil Corporation	5	264
Galp Energia, SGPS, S.A.	4	43
Halliburton Company	12	252
Hess Corporation	2	174
Lundin Petroleum AB	1	24
Magnolia Oil & Gas Corp. - Class A (a)	1	12
Marathon Petroleum Corporation	2	110
Meggitt PLC (a)	107	705
Parex Resources Inc. (a)	1	14
Pioneer Natural Resources Co.	1	85
Royal Dutch Shell PLC - Class B - ADR	10	369
TC Energy Corporation	1	31
Tenaris SA	1	17
Total SA	23	1,094
Total SA - ADR	3	121
WorleyParsons Ltd.	53	424
		6,437
Total Common Stocks (cost $253,395)		337,239
CORPORATE BONDS AND NOTES 14.7%
Financials 4.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (b)	90	101
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	398
AIA Group Limited
3.13%, 03/13/23 (d)	400	418
American International Group, Inc.
3.40%, 06/30/30	390	415
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (b)	288	272
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	230	237
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	155	174
Banco Santander, S.A.
3.49%, 05/28/30 (e)	200	209
Bank of America Corporation
2.59%, 04/29/31	315	314
2.65%, 03/11/32	250	251
2.68%, 06/19/41	340	318
4.33%, 03/15/50	175	202
Barclays PLC
2.85%, 05/07/26 (e)	250	260
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	200	201
BBVA Bancomer, S.A.
4.38%, 04/10/24 (b)	275	299
BNP Paribas
2.22%, 06/09/26 (b) (e)	245	250
BPCE
4.00%, 09/12/23 (b)	510	550
Capital One Financial Corporation
3.65%, 05/11/27	240	263
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	119
Citigroup Inc.
3.40%, 07/23/21	825	831
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	704
Credit Suisse Group AG
3.00%, 12/14/23 (b) (f)	275	285
Danske Bank A/S
1.23%, 06/22/24 (b)	435	439
Discover Bank
2.70%, 02/06/30	250	252
EG Global Finance PLC
6.75%, 02/07/25 (b)	200	206
Enel Finance International N.V.
4.25%, 09/14/23 (b)	355	385
Fifth Third Bancorp
1.63%, 05/05/23	80	82
Ford Motor Credit Company LLC
5.11%, 05/03/29	200	215
4.00%, 11/13/30	400	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	402
HSBC Holdings PLC
3.26%, 03/13/23	525	538
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (b)	475	488
JPMorgan Chase & Co.
3.38%, 05/01/23	475	502
3.63%, 12/01/27	300	326
2.52%, 04/22/31	200	199
2.96%, 05/13/31	110	112
KeyCorp
2.25%, 04/06/27	280	287
Liberty Mutual Group Inc.
4.25%, 06/15/23 (b)	100	108
Lincoln National Corporation
3.80%, 03/01/28	325	360
LYB International Finance II B.V.
3.50%, 03/02/27	325	352
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	131
2.25%, 11/15/30	70	69
Metropolitan Life Global Funding I
3.45%, 10/09/21 (b)	805	819
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	412
Morgan Stanley
3.13%, 07/27/26	275	296
3.97%, 07/22/38	300	333
National Securities Clearing Corporation
1.50%, 04/23/25 (b)	355	359
NatWest Markets N.V.
4.75%, 07/28/25 (b) (e)	325	364
New York Life Global Funding
1.10%, 05/05/23 (b)	60	61
Nordea Bank AB
1.00%, 06/09/23 (b)	235	238
Panasonic Corporation
2.54%, 07/19/22 (b)	200	205
PNC Bank, National Association
3.50%, 06/08/23	275	292
Pricoa Global Funding I
3.45%, 09/01/23 (b)	600	643
Protective Life Global Funding
1.08%, 06/09/23 (b)	235	238
Royal Bank of Canada
1.60%, 04/17/23 (e)	205	210
Santander UK Group Holdings PLC
3.57%, 01/10/23 (e)	450	459
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	368
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	360	383
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (b)	400	450
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	603
The PRA Group, Inc.
7.38%, 09/01/25 (b)	165	176
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (e)	375	405
The Toronto-Dominion Bank
3.50%, 07/19/23	525	562
Truist Financial Corporation
1.95%, 06/05/30	125	121
UBS AG
1.75%, 04/21/22 (b)	300	304
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b) (e)	375	418
USA Compression Finance Corp.
6.88%, 09/01/27	200	206
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (b)	437	477
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b) (e)	305	312
Voya Financial, Inc.
3.13%, 07/15/24	250	267
Wells Fargo & Company
2.39%, 06/02/28	155	159
3.07%, 04/30/41	535	525
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	362
Willis North America Inc.
3.60%, 05/15/24	150	162
4.50%, 09/15/28	195	222
Woodside Finance Limited
3.70%, 09/15/26 (b)	475	506
		24,838
Communication Services 1.9%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	255
AT&T Inc.
3.00%, 06/30/22	250	257
4.35%, 03/01/29	35	40
2.25%, 02/01/32	290	275
3.50%, 06/01/41	230	227
Avaya, Inc.
6.13%, 09/15/28 (b)	215	228
Baidu, Inc.
3.88%, 09/29/23	275	294
Booking Holdings Inc.
3.60%, 06/01/26	350	383
Charter Communications Operating, LLC
4.50%, 02/01/24	550	602
Clear Channel International B.V.
6.63%, 08/01/25 (b)	200	209
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b) (c)	245	243
Comcast Corporation
2.65%, 02/01/30	70	72
1.95%, 01/15/31	95	91
3.90%, 03/01/38	200	224
3.45%, 02/01/50	300	310
Consolidated Communications, Inc.
6.50%, 10/01/28 (b)	235	252
Cox Communications, Inc.
2.95%, 10/01/50 (b)	295	261
CSC Holdings, LLC
4.13%, 12/01/30 (b)	225	223
DKT Finance ApS
9.38%, 06/17/23 (b)	200	206
Entercom Communications Corp.
6.75%, 03/31/29 (b)	140	146
Expedia Group, Inc.
5.00%, 02/15/26	73	82
iHeartCommunications, Inc.
8.38%, 05/01/27	320	343
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	195	208
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	65	66
3.63%, 01/15/29 (b)	280	272
Lumen Technologies Inc.
4.50%, 01/15/29 (b)	115	112
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	290	304
Omnicom Group Inc.
3.65%, 11/01/24	100	109
Outfront Media Capital Corporation
4.25%, 01/15/29 (b)	240	231
Sinclair Television Group, Inc.
4.13%, 12/01/30 (b)	285	275
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	557

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Telesat Canada
6.50%, 10/15/27 (b)	203	203
Tencent Holdings Limited
2.99%, 01/19/23 (b)	375	389
Univision Communications Inc.
9.50%, 05/01/25 (b)	230	253
Urban One, Inc.
7.38%, 02/01/28 (b)	230	238
Verizon Communications Inc.
1.68%, 10/30/30 (b)	255	237
4.27%, 01/15/36	175	197
2.65%, 11/20/40	135	123
4.00%, 03/22/50	150	161
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	257
Weibo Corporation
3.50%, 07/05/24	355	374
		9,789
Energy 1.6%
APT Pipelines Limited
4.25%, 07/15/27 (b)	225	249
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (b)	105	105
8.25%, 12/31/28 (b)	130	135
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	111
Canadian Natural Resources Limited
2.95%, 07/15/30	170	170
Cheniere Energy, Inc.
4.50%, 10/01/29	210	218
Chevron Corporation
2.00%, 05/11/27	115	118
CNX Resources Corporation
7.25%, 03/14/27 (b)	240	258
6.00%, 01/15/29 (b)	110	114
Comstock Resources, Inc.
6.75%, 03/01/29 (b)	235	245
ConocoPhillips
3.75%, 10/01/27 (b)	100	110
Diamondback Energy, Inc.
4.75%, 05/31/25	125	140
Enbridge Inc.
4.25%, 12/01/26	275	307
Energy Transfer LP
5.25%, 04/15/29	120	137
3.75%, 05/15/30	75	77
Eni S.p.A.
4.00%, 09/12/23 (b)	200	215
Harvest Midstream I, L.P.
7.50%, 09/01/28 (b)	245	263
Hess Corporation
4.30%, 04/01/27	150	163
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (b)	205	207
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (b)	180	145
10.50%, 05/15/27 (b)	115	98
NGL Energy Operating LLC
7.50%, 02/01/26 (b)	240	247
NGL Energy Partners LP
7.50%, 11/01/23	85	82
Occidental Petroleum Corporation
2.90%, 08/15/24	440	435
8.50%, 07/15/27	105	125
6.38%, 09/01/28	130	143
6.63%, 09/01/30	65	73
6.13%, 01/01/31	75	83
6.45%, 09/15/36	55	61
Parkland Fuel Corporation
5.88%, 07/15/27 (b)	180	192
PDC Energy, Inc.
5.75%, 05/15/26	225	234
PDV America, Inc.
9.25%, 08/01/24 (b)	240	241
Pioneer Natural Resources Company
1.13%, 01/15/26	115	113
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	62
Saudi Arabian Oil Company
2.88%, 04/16/24 (b)	455	479
SM Energy Company
5.63%, 06/01/25	180	167
6.63%, 01/15/27 (c)	80	74
Suncor Energy Inc.
3.10%, 05/15/25	70	75
Sunoco LP
4.50%, 05/15/29 (b)	20	20
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (b)	215	216
6.00%, 12/31/30 (b)	85	84
Targa Resource Corporation
6.50%, 07/15/27	405	440
Total Capital International
2.99%, 06/29/41	265	255
Transocean Pontus Limited
6.13%, 08/01/25 (b)	141	134
Transocean Proteus Limited
6.25%, 12/01/24 (b)	99	94
Valero Energy Corporation
2.85%, 04/15/25	295	308
Western Midstream Operating, LP
4.65%, 07/01/26	180	189
4.75%, 08/15/28	105	110
Williams Partners L.P.
5.10%, 09/15/45	175	201
		8,522
Health Care 1.4%
Abbott Laboratories
1.15%, 01/30/28	200	192
AbbVie Inc.
3.20%, 05/14/26	300	324
4.70%, 05/14/45	100	119
4.25%, 11/21/49	195	221
Alcon Finance Corporation
2.60%, 05/27/30 (b)	265	266
Banner Health
1.90%, 01/01/31	70	66
Becton, Dickinson and Company
3.70%, 06/06/27	180	198
2.82%, 05/20/30	140	144
Biogen Inc.
2.25%, 05/01/30	320	308
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	548
Cigna Holding Company
3.00%, 07/15/23	500	526
CommonSpirit Health
2.76%, 10/01/24	105	111
2.78%, 10/01/30	75	76
CVS Health Corporation
3.50%, 07/20/22	475	492
5.05%, 03/25/48	475	582
DaVita Inc.
3.75%, 02/15/31 (b)	250	238
Elanco Animal Health
4.91%, 08/27/21 (g) (h)	50	50
Emergent BioSolutions Inc.
3.88%, 08/15/28 (b)	205	201
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (b)	190	187
Northwell Health, Inc.
3.98%, 11/01/46	175	187
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (b)	141	155
Perrigo Finance Unlimited Company
3.15%, 06/15/30 (h)	315	309
Providence St. Joseph Health
3.93%, 10/01/48	550	604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Stanford Health Care
3.80%, 11/15/48	150	167
Tenet Healthcare Corporation
6.13%, 10/01/28 (b)	170	177
6.88%, 11/15/31	70	78
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	138
2.90%, 05/15/50	270	261
Zoetis Inc.
2.00%, 05/15/30	290	279
		7,204
Consumer Discretionary 1.3%
Adtalem Global Education Inc.
5.50%, 03/01/28 (b)	210	208
Amazon.com, Inc.
5.20%, 12/03/25	350	412
3.88%, 08/22/37	225	257
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	392
Carnival Corporation
5.75%, 03/01/27 (b)	240	246
Core & Main LP
8.63%, 09/15/24 (b) (i)	195	199
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	185	186
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (b)	110	121
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	165
Hyundai Capital America
2.38%, 02/10/23 (b)	105	108
IRB Holding Corp.
6.75%, 02/15/26 (b)	225	233
LSF9 Atlantis
7.75%, 02/15/26 (b)	240	245
Macys Retail Holdings
5.88%, 04/01/29 (b) (c)	175	180
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	220	223
NMG Holding Company, Inc.
7.13%, 04/01/26 (b)	135	138
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	165
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (b)	251	270
QVC, Inc.
4.38%, 03/15/23	330	347
4.45%, 02/15/25	275	290
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (b)	235	256
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	170	176
Six Flags Operations Inc.
4.88%, 07/31/24 (b)	225	227
Studio City Finance Limited
5.00%, 01/15/29 (b)	235	236
Tenneco Inc.
5.00%, 07/15/26 (c)	250	237
The TJX Companies, Inc.
1.60%, 05/15/31	155	145
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	676
White Cap Parent, LLC
8.25%, 03/15/26 (b) (i)	205	214
		6,552
Industrials 0.9%
Air Lease Corporation
3.50%, 01/15/22	155	159
American Airlines, Inc.
11.75%, 07/15/25 (b)	90	111
ARD Finance S.A.
6.50%, 06/30/27 (b) (i)	400	420
Bombardier Inc.
6.00%, 10/15/22 (b)	223	223
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	506
Granite US Holdings Corporation
11.00%, 10/01/27 (b)	230	259
H&E Equipment Services, Inc.
3.88%, 12/15/28 (b)	215	209
Herc Holdings Inc.
5.50%, 07/15/27 (b)	215	229
Kansas City Southern
2.88%, 11/15/29	210	216
3.50%, 05/01/50	180	180
Lockheed Martin Corporation
3.55%, 01/15/26	250	276
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (b)	35	37
Raytheon BBN Technologies Corp.
3.20%, 03/15/24	350	374
Republic Services, Inc.
3.38%, 11/15/27	100	109
Rolls-Royce Plc
5.75%, 10/15/27 (b)	225	239
Roper Technologies, Inc.
3.80%, 12/15/26	375	416
Spirit AeroSystems, Inc.
4.60%, 06/15/28	235	230
Tutor Perini Corporation
6.88%, 05/01/25 (b) (c)	190	196
United Airlines Holdings, Inc.
4.88%, 01/15/25 (c)	170	172
		4,561
Real Estate 0.7%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	299
Brookfield Property REIT Inc.
5.75%, 05/15/26 (b)	245	252
Crown Castle International Corp.
2.25%, 01/15/31	185	177
2.10%, 04/01/31	255	241
Duke Realty Limited Partnership
4.00%, 09/15/28	410	455
Essex Portfolio, L.P.
3.38%, 04/15/26	525	568
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	130
Iron Mountain Incorporated
5.00%, 07/15/28 (b)	80	82
Kimco Realty Corporation
3.30%, 02/01/25	150	161
ProLogis, L.P.
2.13%, 04/15/27	35	36
Regency Centers, L.P.
3.60%, 02/01/27	100	108
Service Properties Trust
4.95%, 02/15/27 (c)	125	124
3.95%, 01/15/28	243	224
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	183
Vereit Operating Partnership, L.P.
2.20%, 06/15/28	75	74
W.P. Carey Inc.
3.85%, 07/15/29	280	302
XHR LP
6.38%, 08/15/25 (b)	220	232
		3,648
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (b)	209	220
Calpine Corporation
3.75%, 03/01/31 (b)	230	219
Cameron LNG, LLC
2.90%, 07/15/31 (b)	55	56
3.70%, 01/15/39 (b)	50	54
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CMS Energy Corporation
3.00%, 05/15/26	100	106
Duke Energy Progress, LLC
3.70%, 10/15/46	100	105
Eversource Energy
3.30%, 01/15/28	100	107
FirstEnergy Corp.
7.38%, 11/15/31	225	301
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (b)	250	269
NiSource Finance Corp.
3.95%, 03/30/48	150	159
Pacific Gas And Electric Company
2.10%, 08/01/27	135	132
San Diego Gas & Electric Company
4.10%, 06/15/49	425	477
State Grid Overseas Investment Limited
3.75%, 05/02/23 (b)	400	424
Virginia Electric and Power Company
4.00%, 01/15/43	275	304
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	140	146
		3,334
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Allegheny Technologies Incorporated
7.88%, 08/15/23 (g) (h)	204	221
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (b)	200	216
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	305	314
CVR Partners, LP
9.25%, 06/15/23 (b)	235	237
Element Solutions, Inc.
3.88%, 09/01/28 (b)	205	202
GrafTech Finance Inc.
4.63%, 12/15/28 (b)	245	247
IAMGOLD Corporation
5.75%, 10/15/28 (b)	230	233
Legacy Vulcan Corp.
4.50%, 06/15/47	100	114
Newmont Corporation
3.63%, 06/09/21	175	175
Nucor Corporation
3.95%, 05/01/28	250	279
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	192
The Dow Chemical Company
3.15%, 05/15/24	100	107
Warrior Met Coal, Inc.
8.00%, 11/01/24 (b)	145	149
		2,701
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	21
5.80%, 02/14/39	200	244
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	344
Coty Inc.
6.50%, 04/15/26 (b)	225	227
Danone
2.95%, 11/02/26 (b)	250	267
Diageo Capital PLC
1.38%, 09/29/25	210	212
RELX Capital Inc.
3.00%, 05/22/30	95	99
Rite Aid Corporation
7.50%, 07/01/25 (b)	230	239
Safeway Inc.
3.50%, 03/15/29 (b)	130	124
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	450	450
Signal Parent Incorporated
6.13%, 04/01/29 (b)	40	40
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	145	141
		2,408
Information Technology 0.5%
Apple Inc.
1.65%, 05/11/30	235	225
2.95%, 09/11/49	200	193
Avnet, Inc.
4.63%, 04/15/26	100	110
Fiserv, Inc.
3.20%, 07/01/26	110	119
Microchip Technology Incorporated
3.92%, 06/01/21	150	151
Micron Technology, Inc.
2.50%, 04/24/23	185	192
Microsoft Corporation
2.92%, 03/17/52	100	98
NCR Corporation
5.75%, 09/01/27 (b)	140	148
5.00%, 10/01/28 (b)	35	35
5.13%, 04/15/29 (b)	75	76
NXP B.V.
3.15%, 05/01/27 (b)	35	37
Qualcomm Incorporated
2.15%, 05/20/30	260	258
Seagate HDD Cayman
3.13%, 07/15/29 (b)	230	222
Texas Instruments Incorporated
1.75%, 05/04/30	75	72
Veritas USA Inc.
7.50%, 09/01/25 (b)	225	234
ViaSat, Inc.
6.50%, 07/15/28 (b) (c)	170	179
		2,349
Total Corporate Bonds And Notes (cost $72,896)		75,906
GOVERNMENT AND AGENCY OBLIGATIONS 14.3%
Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31 - 07/01/50	1,239	1,313
3.50%, 06/01/33	117	126
5.00%, 12/01/41	67	77
5.50%, 05/01/44	49	56
4.00%, 12/01/49 - 02/01/50	766	827
4.50%, 05/01/50	66	72
Federal National Mortgage Association, Inc.
3.50%, 04/01/31 - 10/01/49	4,212	4,525
2.50%, 01/01/32 - 12/01/50	2,036	2,096
3.00%, 11/01/33 - 07/01/50	5,207	5,526
TBA, 2.00%, 04/15/36 - 05/15/51 (j)	3,225	3,228
5.00%, 06/01/40 - 01/01/49	525	600
4.50%, 04/01/41 - 05/01/50	1,690	1,881
6.00%, 07/01/41	315	372
5.50%, 05/01/44	301	348
4.00%, 02/01/47 - 01/01/50	2,098	2,263
TBA, 2.50%, 04/15/51 (j)	2,300	2,360
TBA, 3.00%, 04/15/51 (j)	2,080	2,167
TBA, 4.00%, 04/15/51 (j)	590	633
TBA, 4.50%, 04/15/51 (j)	500	544
Ginnie Mae II
TBA, 4.00%, 05/15/51 (j)	570	609
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,926	2,083
3.00%, 05/15/43 - 07/20/50	2,093	2,181
4.50%, 07/20/45 - 08/20/47	600	664
4.00%, 09/20/45 - 11/20/47	386	420
5.00%, 05/20/48 - 06/20/49	649	710
5.50%, 05/20/48 - 03/20/49	214	240
2.00%, 03/20/51	550	556
TBA, 2.50%, 05/15/51 (j)	2,293	2,361
		38,838

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Note 3.0%
Treasury, United States Department of
1.13%, 02/28/22	2,325	2,347
0.13%, 01/31/23	2,750	2,748
0.25%, 05/31/25 - 08/31/25	3,590	3,509
0.38%, 11/30/25	4,555	4,455
0.63%, 05/15/30 - 08/15/30	1,115	1,013
1.13%, 02/15/31 (c) (j)	1,500	1,417
		15,489
U.S. Treasury Bond 2.5%
Treasury, United States Department of
4.50%, 05/15/38	2,320	3,112
1.13%, 05/15/40	1,440	1,176
1.88%, 02/15/41 - 02/15/51	1,280	1,160
3.13%, 11/15/41	910	1,037
3.00%, 08/15/48 (k)	4,675	5,253
2.00%, 02/15/50	690	632
1.25%, 05/15/50	300	227
1.38%, 08/15/50	575	449
		13,046
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	347
California, State of
7.55%, 04/01/39	240	388
Chicago Transit Authority
6.90%, 12/01/40	300	419
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	162
3.09%, 11/01/40	260	257
Great Lakes Water Authority
3.06%, 07/01/39	60	61
Houston, City of
2.39%, 07/01/31	70	69
Metropolitan Transportation Commission
6.91%, 10/01/50	235	388
Municipal Electric Authority of Georgia
6.66%, 04/01/57	344	496
Oregon Department of Transportation
1.76%, 11/15/32	190	181
Texas A&M University
3.33%, 05/15/39	250	267
		3,035
U.S. Treasury Inflation Indexed Securities 0.4%
Treasury, United States Department of
0.13%, 04/15/22 - 02/15/51 (l)	891	946
0.38%, 07/15/23 - 01/15/27 (l)	206	222
0.63%, 01/15/24 - 01/15/26 (l)	359	394
0.50%, 04/15/24 (l)	174	189
0.25%, 01/15/25 (l)	155	168
		1,919
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	190
Manitoba, Province of
2.60%, 04/16/24	176	187
Ontario, Government of
2.40%, 02/08/22	500	509
		886
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR + 0.70%), 08/25/33 (f)	275	275
Series 2021-M1-DNA2, REMIC, 0.81%, (SOFR + 0.80%), 08/25/33 (f)	175	175
Series 2018-M1-DNA3, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 09/25/48 (f)	1	1
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	106	18
Series 2020-M1-HQA5, REMIC, 1.12%, (SOFR + 1.10%), 11/25/50 (f)	88	88
Series 2020-M1-DNA6, REMIC, 0.92%, (SOFR + 0.90%), 12/27/50 (f)	66	66
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 11/26/29 (f)	102	100
Series 2020-2M1-R02, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 01/25/40 (f)	20	20
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 10/26/48 (f)	23	23
		766
Total Government And Agency Obligations (cost $73,254)		73,979
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	369	367
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	103	104
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (f)	327	324
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (f)	97	95
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	428
Series 2018-A-2A, 4.00%, 03/20/24	395	428
Series 2019-B-2A, 3.55%, 09/20/24	165	176
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.25%, (1 Month USD LIBOR + 2.14%), 10/15/25 (f)	265	266
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.65%, (1 Month USD LIBOR + 1.54%), 10/15/21 (f)	215	214
BlueMountain CLO Ltd
Series 2012-AR2-2A, 1.23%, (3 Month USD LIBOR + 1.05%), 11/20/28 (f)	363	364
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	63	65
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	129
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	157
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/12/23 (f)	100	102
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	270
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	72	73
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (f)	52	52
Series 2019-A3-2, REMIC, 3.54%, 05/25/49 (f)	64	64
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	120
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.62%, 01/12/24 (f)	405	428
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	432
Deephaven Residential Mortgage Trust
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (f)	53	53
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	127	133
Series 2020-A2-1A, 3.79%, 07/20/50	85	88
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (f)	63	64
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	171
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (f)	99	101
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (f)	150	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.04%, (1 Month USD LIBOR + 1.93%), 12/15/21 (f) (g)	95	93
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	164	167
Homeward Opportunities Fund I Trust
Series 2019-A1-1, REMIC, 3.45%, 01/25/59 (f)	132	136
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	454
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	120
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.45%, 10/17/22 (f)	250	251
Magnetite XXIII, Limited
Series 2019-A-23A, 1.52%, (3 Month USD LIBOR + 1.30%), 10/25/32 (f)	265	266
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (f)	213	223
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (f)	211	218
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	237
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	71	72
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	178	183
Series 2019-A-GA, 2.40%, 05/15/28	68	69
Series 2019-A2-CA, 3.13%, 07/15/28	212	218
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 05/15/69	97	96
Nelnet Student Loan Trust
Series 2020-A-1A, 0.86%, (1 Month USD LIBOR + 0.74%), 03/26/68 (f)	92	91
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.69%, (1 Month USD LIBOR + 1.59%), 04/15/21 (f)	300	294
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (f)	165	170
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	78	78
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.22%, (1 Month USD LIBOR + 1.10%), 09/25/59 (f)	58	59
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (f)	62	63
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (f)	126	128
Series 2020-2A2-EXP1, REMIC, 1.07%, (1 Month USD LIBOR + 0.95%), 01/26/60 (f)	63	63
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	145	147
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	277
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 06/15/21 (f) (g)	385	381
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	100	103
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 1.86%, (1 Month USD LIBOR + 1.75%), 05/17/32 (f)	200	203
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 1.56%, (1 Month USD LIBOR + 1.45%), 08/15/25 (f)	205	207
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 0.98%, (1 Month USD LIBOR + 0.87%), 07/15/36 (f)	98	99
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	359	355
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (f)	60	61
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, REMIC, 4.12%, 10/26/48 (f)	123	125
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (f)	52	52
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (f)	136	139
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (f)	132	132
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (f)	218	225
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (f)	210	219
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	306
Verus Securitization Trust
Series 2019-A1-INV1, REMIC, 3.40%, 12/25/58 (f) (g)	71	71
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (f)	200	206
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (f) (g)	114	116
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (f)	135	134
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (f)	68	69
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	120
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	124
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 12/15/21	28	28
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,816)		13,066
PREFERRED STOCKS 0.5%
Health Care 0.3%
Roche Holding AG	5	1,586
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (e)	1	32
Sempra Energy, 6.75%, 07/15/21 (e) (i)	—	14
The AES Corporation, 6.88%, 02/15/24 (e)	2	189
The Southern Company, 6.75%, 08/01/22 (e)	2	116
		351
Communication Services 0.1%
Telecom Italia SpA	482	277
ViacomCBS Inc., 5.75%, 04/01/24 (e)	—	24
		301
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	7	129
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (m)	12	104
Materials 0.0%
Gerdau SA	3	17
Total Preferred Stocks (cost $2,106)		2,488
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.2%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	234	234
Enterprise Development Authority
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (f) (n)	190	190
PetSmart, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (f) (n)	250	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (f)	240	241
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (f) (n)	195	190
		1,105
Industrials 0.1%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (f) (n)	245	251
Tutor Perini Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 08/13/27 (f) (n)	249	252
		503
Consumer Staples 0.1%
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (f) (n)	250	250
Total Senior Floating Rate Instruments (cost $1,850)		1,858
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.7%
JNL Government Money Market Fund, 0.00% (o) (p)	838	838
T. Rowe Price Government Reserve Fund, 0.04% (o) (p)	23,079	23,079
		23,917
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.00% (o) (p)	3,143	3,143
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.04%, 12/02/21 (q)	68	68
Total Short Term Investments (cost $27,128)		27,128
Total Investments 103.0% (cost $443,445)		531,664
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net (3.0)%		(15,441)
Total Net Assets 100.0%		516,212

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $30,947 and 6.0% of the Fund.

(c) All or a portion of the security was on loan as of March 31, 2021.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $13,379.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

(q) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	397	418	0.1

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	33	July 2021	7,287	(1)	(3)
United States 5 Year Note	76	July 2021	9,497	(14)	(118)
				(15)	(121)
Short Contracts
United States 10 Year Note	(3)	June 2021	(399)	1	6
United States 10 Year Ultra Bond	(4)	June 2021	(595)	1	20
				2	26

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.36 (Q)	1.00	06/20/26	(1,600)	37	2	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/T. Rowe Price Balanced Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]	Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	SSB	04/06/21	GBP (6)	(8)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 68.6%
Information Technology 16.0%
Cisco Systems, Inc. (a)	609	31,502
Fiserv, Inc. (b)	2,235	266,029
FleetCor Technologies Inc. (b)	367	98,653
Global Payments Inc.	787	158,611
Microsoft Corporation (a)	2,133	502,782
NXP Semiconductors N.V. (a)	175	35,235
Salesforce.Com, Inc. (b)	575	121,825
TE Connectivity Ltd.	719	92,771
Visa Inc. - Class A (a) (c)	1,142	241,809
		1,549,217
Health Care 10.5%
Danaher Corporation (a)	1,131	254,575
Envista Holdings Corporation (b)	1,769	72,171
Humana Inc. (a)	626	262,513
Medtronic Public Limited Company (a)	77	9,131
PerkinElmer Inc.	648	83,107
Thermo Fisher Scientific Inc. (a)	258	117,950
UnitedHealth Group Incorporated (a)	592	220,366
		1,019,813
Financials 10.0%
Arthur J Gallagher & Co.	469	58,537
Bank of America Corporation (a)	2,658	102,842
CME Group Inc. - Class A (a)	77	15,726
Huntington Bancshares Incorporated (a)	5,370	84,412
Intercontinental Exchange, Inc. (a)	742	82,863
Marsh & McLennan Companies, Inc.	2,627	319,952
TCF Financial Corporation	377	17,512
The PNC Financial Services Group, Inc. (a)	1,641	287,774
		969,618
Utilities 9.0%
Ameren Corporation	2,069	168,322
American Electric Power Company, Inc. (a)	3,441	291,482
Duke Energy Corporation	3	256
Evergy, Inc.	21	1,263
Exelon Corporation (a)	3,100	135,588
NiSource Inc.	5,247	126,502
Public Service Enterprise Group Inc.	2,545	153,236
		876,649
Consumer Discretionary 8.4%
Amazon.com, Inc. (a) (b)	121	373,366
Hilton Worldwide Holdings Inc. (a) (b) (c)	433	52,387
Marriott International, Inc. - Class A (a) (b)	480	71,113
McDonald's Corporation (a)	87	19,455
Ross Stores Inc. (a) (c)	353	42,383
Yum! Brands, Inc. (a)	2,317	250,691
		809,395
Industrials 8.1%
General Electric Company (a)	30,188	396,373
Ingersoll Rand Inc. (b)	1,873	92,160
Lockheed Martin Corporation (a)	54	19,916
Northrop Grumman Systems Corp. (a)	62	20,033
Roper Technologies, Inc. (a) (c)	188	75,807
Teledyne Technologies Inc. (a) (b)	97	40,034
Waste Connections, Inc.	1,161	125,375
Waste Management, Inc. (a)	78	10,102
		779,800
Communication Services 5.0%
Alphabet Inc. - Class A (a) (b) (c)	23	47,518
Alphabet Inc. - Class C (a) (b) (c)	147	304,827
Facebook, Inc. - Class A (a) (b)	445	131,125
		483,470
Consumer Staples 1.5%
Keurig Dr Pepper Inc. (a)	2,526	86,827
Mondelez International, Inc. - Class A (a)	159	9,289
PepsiCo, Inc. (a)	166	23,509
The Coca-Cola Company (a)	555	29,275
		148,900
Real Estate 0.1%
American Tower Corporation (a)	51	12,194
Total Common Stocks (cost $5,372,201)		6,649,056
SENIOR FLOATING RATE INSTRUMENTS 8.7%
Information Technology 2.4%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (d) (e)	8,617	8,579
2021 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 09/19/25 (d) (e)	2,040	2,050
Ascend Learning, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 06/29/24 (d)	681	678
CCC Information Services, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/30/24 (d) (e)	78,982	78,869
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (d) (e)	21,916	21,707
Press Ganey Holdings, Inc.
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 07/25/26 (d)	9	9
2020 Incremental Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/25/26 (d)	3,446	3,448
Realpage Inc.
1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (d) (e)	15,695	15,614
Term Loan, 0.00%, 02/17/29 (d) (e) (f)	1,300	1,333
Ultimate Software Group Inc(The)
Term Loan B, 3.86%, (1 Month USD LIBOR + 3.75%), 04/08/26 (d)	1,862	1,859
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 05/04/26 (d)	94,945	94,945
2020 2nd Lien Incremental Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 05/03/27 (d)	2,950	3,016
		232,107
Financials 2.3%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.36%, (3 Month USD LIBOR + 3.25%), 05/07/25 (d)	7,260	7,165
Term Loan B, 3.36%, (1 Month USD LIBOR + 3.25%), 05/10/25 (d)	6,029	5,945
2020 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.75%), 10/09/27 (d)	8,618	8,592
AmWINS Group, Inc.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.25%), 01/19/24 (d) (e)	5	5
Eagle Broadband Investments LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (d)	2,668	2,659
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (d) (e)	131,407	129,467
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (d) (e)	56,722	56,642
Hyperion Insurance Group Ltd.
2020 Delayed Draw Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/27 (d)	4,697	4,693
2020 Incremental Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 12/20/27 (d)	3,891	3,888
Ryan Specialty Group, LLC
Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 07/23/27 (d)	4,293	4,286
		223,342
Consumer Discretionary 1.6%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 02/01/24 (d) (e)	2,345	2,319
2018 USD Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 02/01/24 (d) (e)	36,275	35,878
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.11%, (1 Month USD LIBOR + 2.00%), 11/30/23 (d)	4,531	4,516

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (d) (e)	7,337	7,302
2020 Fourth Amendment Incremental Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 11/19/27 (d) (e)	18	18
LGC Group TL B 1L
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/24/27 (d) (e)	2,158	2,131
Life Time Fitness Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (d) (e)	15,402	15,364
Loire Finco Luxembourg S.a.r.l.
Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 01/24/27 (d) (e)	17,553	17,326
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (d)	41,866	44,437
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.75%, (1 Month USD LIBOR + 3.00%), 03/01/24 (d)	4,432	4,352
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/16/27 (d) (e)	17,575	18,436
WOOF Holdings, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/16/27 (d) (e)	3,810	3,791
		155,870
Industrials 1.1%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (d) (e)	18,379	18,361
2020 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 10/30/27 (d) (e)	3,500	3,497
CPI Holdco, LLC
2021 Term Loan, 4.11%, (1 Month USD LIBOR + 4.00%), 11/04/26 (d)	3,786	3,781
Delta Air Lines, Inc.
2020 Skymiles Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/20/27 (d) (e)	3,000	3,147
Filtration Group Corporation
2018 1st Lien Term Loan, 3.11%, (1 Month USD LIBOR + 3.00%), 03/27/25 (d)	2,642	2,601
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (d)	10,265	11,975
2020 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 03/31/25 (d)	1,886	1,882
Gardner Denver, Inc.
2020 USD Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 03/01/27 (d)	2,015	2,009
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 05/16/24 (d) (e)	40,934	40,444
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (d) (e)	19,945	19,734
Welbilt, Inc.
2018 Term Loan B, 2.61%, (1 Month USD LIBOR + 2.50%), 10/16/25 (d)	2,875	2,746
		110,177
Health Care 0.7%
ADMI Corp.
2021 Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.25%), 12/31/27 (d) (e)	9,025	8,937
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/09/25 (d) (e)	470	465
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 05/09/25 (d) (e)	6,352	6,290
Heartland Dental, LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/17/25 (d) (e)	4,347	4,267
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 04/17/25 (d) (e)	24,182	23,739
Incremental Term Loan, 4.61%, (1 Month USD LIBOR + 4.50%), 04/30/25 (d)	1,099	1,084
NVA Holdings, Inc.
2019 Term Loan A3, 2.37%, (1 Month USD LIBOR + 2.25%), 09/19/22 (d) (f)	11,625	11,334
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.86%, (1 Month USD LIBOR + 2.75%), 02/01/25 (d)	1,833	1,801
2018 Incremental Term Loan, 3.36%, (1 Month USD LIBOR + 3.25%), 02/14/25 (d)	3,002	2,974
Petvet Care Centers, LLC
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 02/14/25 (d) (e)	2,815	2,804
PetVet Care Centers, LLC
2021 Term Loan B3, 0.00%, (1 Month USD LIBOR + 3.50%), 02/14/25 (d) (e)	4,311	4,294
Prestige Brands, Inc.
Term Loan B4, 2.11%, (1 Month USD LIBOR + 2.00%), 01/20/24 (d)	69	69
		68,058
Materials 0.3%
H.B. Fuller Company
2017 Term Loan B, 2.11%, (1 Month USD LIBOR + 2.00%), 10/11/24 (d)	745	741
Vertical Midco GmbH
USD Term Loan B, 4.48%, (3 Month USD LIBOR + 4.25%), 06/30/27 (d)	27,262	27,303
		28,044
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.25%, (3 Month USD LIBOR + 4.25%), 07/12/26 (d)	25,048	24,998
Total Senior Floating Rate Instruments (cost $835,097)		842,596
CORPORATE BONDS AND NOTES 7.8%
Communication Services 2.5%
Altice Financing S.A.
7.50%, 05/15/26 (g)	9,730	10,155
Altice France
10.50%, 05/15/27 (g)	5,025	5,657
CCO Holdings, LLC
4.00%, 03/01/23 (g)	5,947	6,013
5.13%, 05/01/27 (g)	28,866	30,519
5.00%, 02/01/28 (g)	36,114	38,201
Netflix, Inc.
5.50%, 02/15/22	1,260	1,309
5.88%, 02/15/25 - 11/15/28	50,358	60,361
4.38%, 11/15/26	24,835	27,762
4.88%, 04/15/28	31,852	36,033
6.38%, 05/15/29	22,335	27,802
4.88%, 06/15/30 (g)	970	1,116
Sirius XM Radio Inc.
3.88%, 08/01/22 (g)	1,045	1,051
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,827
		247,806
Consumer Discretionary 2.5%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	28,466	28,934
5.50%, 05/01/25 (g)	675	711
6.50%, 10/01/28 (g)	11,365	12,174
5.25%, 07/15/29	17,375	17,869
Clarios Global LP
6.75%, 05/15/25 (g)	645	689
KFC Holding Co.
5.25%, 06/01/26 (g)	23,505	24,230
4.75%, 06/01/27 (g)	28,980	30,474
Life Time, Inc.
5.75%, 01/15/26 (g)	11,756	12,096
Marriott International, Inc.
3.13%, 06/15/26	1,925	2,018
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (g)	7,375	8,084
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	3,515	3,733
Shutterfly, LLC
8.50%, 10/01/26 (g)	4,165	4,519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	31,845	32,196
5.50%, 04/15/27 (g) (h)	16,964	17,579
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	10,362	11,197
Yum! Brands, Inc.
3.75%, 11/01/21	11,496	11,572
3.88%, 11/01/23 (h)	5,450	5,738
4.75%, 01/15/30 (g)	2,015	2,129
6.88%, 11/15/37	3,355	4,116
5.35%, 11/01/43	11,005	11,684
		241,742
Financials 1.1%
Acrisure, LLC
7.00%, 11/15/25 (g)	17,850	18,430
AmWINS Group, Inc.
7.75%, 07/01/26 (g)	6,370	6,817
HUB International Limited
7.00%, 05/01/26 (g)	40,130	41,668
State Street Corporation
3.78%, (3 Month USD LIBOR + 3.60%), (100, 06/15/21) (d) (i)	2,050	2,054
The Bank of New York Mellon Corporation
3.61%, (3 Month USD LIBOR + 3.42%), (100, 06/20/21) (d) (i)	6,475	6,469
The PNC Financial Services Group, Inc.
5.00%, (100, 11/01/26) (i)	7,150	7,897
USIS Merger Sub, Inc.
6.88%, 05/01/25 (g)	19,480	19,806
		103,141
Industrials 0.9%
General Electric Company
3.51%, (3 Month USD LIBOR + 3.33%), (100, 06/15/21) (d) (i)	51,920	49,064
Korn Ferry
4.63%, 12/15/27 (g)	2,020	2,069
Lennox International Inc.
3.00%, 11/15/23	340	359
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24 (h)	2,782	2,866
Sensata Technologies B.V.
4.88%, 10/15/23 (g)	2,715	2,907
5.63%, 11/01/24 (g)	670	743
5.00%, 10/01/25 (g)	4,400	4,862
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	13,040	13,917
4.75%, 10/20/28 (g)	7,255	7,894
Xylem Inc.
4.88%, 10/01/21	125	128
		84,809
Information Technology 0.4%
Solera, LLC
10.50%, 03/01/24 (g)	42,260	43,611
Health Care 0.2%
Elanco Animal Health
4.91%, 08/27/21 (j) (k)	8,500	8,582
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,038
4.63%, 11/15/27	2,185	2,323
		15,943
Real Estate 0.1%
SBA Communications Corporation
4.88%, 09/01/24	6,330	6,505
3.88%, 02/15/27	5,520	5,641
		12,146
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (i)	6,905	7,106
Total Corporate Bonds And Notes (cost $708,206)		756,304
PREFERRED STOCKS 0.9%
Utilities 0.8%
Alabama Power Company, 5.00%, (25, 10/01/22) (i)	29	774
American Electric Power Company, Inc., 6.13%, 03/15/22 (l)	210	10,139
CMS Energy Corporation, 5.88%, 10/15/78	585	16,169
CMS Energy Corporation, 5.88%, 03/01/79	930	25,259
DTE Energy Company, 5.25%, 12/01/77	250	6,535
Duke Energy Corporation, 5.63%, 09/15/78	105	2,814
NiSource Inc., 6.50%, (25, 03/15/24) (i)	330	9,188
SCE Trust IV, 5.38%, (25, 09/15/25) (i)	343	8,651
		79,529
Health Care 0.1%
Avantor, Inc., 6.25%, 05/15/22 (l)	46	4,186
Boston Scientific Corporation, 5.50%, 06/01/23 (l)	45	4,855
		9,041
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 06/01/21) (h) (i)	4	101
Total Preferred Stocks (cost $82,159)		88,671
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,367	3,522
Series 2017-A23-1A, 4.12%, 07/26/27	3,642	3,913
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,911	3,075
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	13	13
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	110	109
Series 2012-PTT-2A, 4.63%, 06/03/25	279	268
Series 2013-A-1, 3.95%, 11/15/25	171	166
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,274	2,343
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,700)		13,409
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (m)	135	1,313
Total Investment Companies (cost $1,370)		1,313
TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (25, 03/15/24) (i)	8	209
Total Trust Preferreds (cost $172)		209
SHORT TERM INVESTMENTS 15.5%
Investment Companies 15.3%
JNL Government Money Market Fund, 0.00% (m) (n)	30,618	30,618
T. Rowe Price Government Reserve Fund, 0.04% (m) (n)	1,458,532	1,458,532
		1,489,150
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (m) (n)	16,630	16,630
Total Short Term Investments (cost $1,505,780)		1,505,780
Total Investments 101.7% (cost $8,517,685)		9,857,338
Other Derivative Instruments (0.9)%		(84,989)
Other Assets and Liabilities, Net (0.8)%		(79,323)
Total Net Assets 100.0%		9,693,026

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $418,322 and 4.3% of the Fund.

(h) All or a portion of the security was on loan as of March 31, 2021.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(l) Convertible security.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund – Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,293	13	—	12	—	7	1,313	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(3,153)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(3,275)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(3,398)
Alphabet Inc.	GSC	Call	2,000.00	06/17/22	26	(766)
Alphabet Inc.	GSC	Call	2,100.00	06/17/22	26	(638)
Alphabet Inc.	GSC	Call	1,980.00	06/17/22	26	(794)
Alphabet Inc.	GSC	Call	1,960.00	09/16/22	26	(876)
Alphabet Inc.	GSC	Call	2,100.00	09/16/22	26	(698)
Alphabet Inc.	GSC	Call	1,980.00	09/16/22	26	(848)
Alphabet Inc.	GSC	Call	2,000.00	09/16/22	26	(822)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(154)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(128)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(110)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(175)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(405)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(336)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(278)
Amazon.com, Inc.	RBC	Call	4,300.00	01/21/22	17	(75)
Amazon.com, Inc.	RBC	Call	4,200.00	01/21/22	16	(82)
Amazon.com, Inc.	RBC	Call	4,000.00	01/21/22	16	(117)
Amazon.com, Inc.	RBC	Call	3,900.00	01/21/22	17	(150)
Amazon.com, Inc.	RBC	Call	4,100.00	01/21/22	16	(98)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,883	(274)
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,535	(411)
American Tower Corporation	CGM	Call	240.00	01/21/22	42	(83)
American Tower Corporation	CGM	Call	250.00	01/21/22	42	(65)
American Tower Corporation	CGM	Call	230.00	01/21/22	170	(429)
American Tower Corporation	CGM	Call	210.00	01/21/22	128	(483)
American Tower Corporation	CGM	Call	220.00	01/21/22	128	(402)
Bank of America Corporation	CSI	Call	35.00	01/21/22	5,084	(3,101)
Bank of America Corporation	CSI	Call	40.00	01/21/22	1,314	(464)
Bank of America Corporation	CSI	Call	45.00	01/21/22	1,315	(252)
Bank of America Corporation	CSI	Call	30.00	01/21/22	4,778	(4,611)
Bank of America Corporation	CSI	Call	32.00	01/21/22	2,542	(2,084)
Bank of America Corporation	RBC	Call	37.00	01/21/22	3,846	(1,904)
Bank of America Corporation	SIG	Call	30.00	01/21/22	7,702	(7,432)
Cisco Systems, Inc.	JPM	Call	50.00	01/21/22	1,986	(988)
Cisco Systems, Inc.	JPM	Call	47.50	01/21/22	1,987	(1,281)
Cisco Systems, Inc.	JPM	Call	45.00	01/21/22	1,987	(1,610)
CME Group Inc.	JPM	Call	230.00	01/21/22	385	(308)
CME Group Inc.	JPM	Call	220.00	01/21/22	385	(435)
Danaher Corporation	CSI	Call	280.00	01/21/22	80	(40)
Danaher Corporation	CSI	Call	270.00	01/21/22	80	(59)
Danaher Corporation	CSI	Call	250.00	01/21/22	786	(1,039)
Exelon Corporation	CGM	Call	45.00	01/21/22	411	(115)
Exelon Corporation	CGM	Call	47.00	01/21/22	1,923	(389)
Exelon Corporation	CGM	Call	40.00	01/21/22	411	(221)
Exelon Corporation	CGM	Call	43.00	01/21/22	411	(152)
Facebook, Inc.	JPM	Call	400.00	01/21/22	919	(689)
Facebook, Inc.	JPM	Call	380.00	01/21/22	228	(246)
General Electric Company	JPM	Call	15.00	01/21/22	6,442	(792)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
General Electric Company	JPM	Call	12.00	01/21/22	6,442	(1,578)
General Electric Company	SIG	Call	15.00	01/21/22	12,818	(1,577)
Hilton Worldwide Holdings Inc.	CGM	Call	135.00	01/21/22	261	(238)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/21/22	594	(645)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/21/22	333	(427)
Hilton Worldwide Holdings Inc.	GSC	Call	140.00	01/21/22	770	(581)
Hilton Worldwide Holdings Inc.	GSC	Call	135.00	01/21/22	770	(701)
Humana Inc.	CSI	Call	500.00	01/21/22	48	(63)
Humana Inc.	CSI	Call	480.00	01/21/22	48	(96)
Huntington Bancshares Incorporated	JPM	Call	17.00	01/21/22	978	(122)
Intercontinental Exchange, Inc.	JPM	Call	135.00	01/21/22	320	(56)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/21/22	320	(86)
Keurig Dr Pepper Inc.	SIG	Call	32.00	12/17/21	1,956	(812)
Lockheed Martin Corporation	JPM	Call	375.00	01/21/22	177	(425)
Lockheed Martin Corporation	JPM	Call	360.00	01/21/22	178	(562)
Lockheed Martin Corporation	JPM	Call	340.00	01/21/22	178	(787)
Marriott International, Inc.	CSI	Call	165.00	01/21/22	196	(248)
Marriott International, Inc.	CSI	Call	170.00	01/21/22	196	(220)
Marriott International, Inc.	CSI	Call	145.00	01/21/22	513	(1,067)
Marriott International, Inc.	CSI	Call	150.00	01/21/22	513	(939)
McDonald's Corporation	CGM	Call	220.00	01/21/22	157	(290)
McDonald's Corporation	CGM	Call	210.00	01/21/22	158	(376)
McDonald's Corporation	CGM	Call	230.00	01/21/22	158	(205)
McDonald's Corporation	RBC	Call	230.00	01/21/22	128	(166)
McDonald's Corporation	RBC	Call	210.00	01/21/22	128	(305)
McDonald's Corporation	RBC	Call	220.00	01/21/22	128	(237)
Medtronic Public Limited Company	CSI	Call	130.00	01/21/22	257	(134)
Medtronic Public Limited Company	CSI	Call	125.00	01/21/22	258	(173)
Medtronic Public Limited Company	CSI	Call	115.00	01/21/22	258	(312)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(934)
Microsoft Corporation	SIG	Call	270.00	01/21/22	330	(312)
Microsoft Corporation	SIG	Call	275.00	01/21/22	330	(271)
Microsoft Corporation	SIG	Call	265.00	01/21/22	331	(362)
Microsoft Corporation	SIG	Call	250.00	01/21/22	421	(695)
Microsoft Corporation	SIG	Call	255.00	01/21/22	421	(592)
Microsoft Corporation	SIG	Call	260.00	01/21/22	421	(539)
Mondelez International, Inc.	CGM	Call	62.50	01/21/22	529	(122)
Mondelez International, Inc.	CGM	Call	60.00	01/21/22	529	(166)
Mondelez International, Inc.	CGM	Call	57.50	01/21/22	529	(237)
Northrop Grumman Corporation	CSI	Call	325.00	01/21/22	204	(491)
Northrop Grumman Corporation	CSI	Call	315.00	01/21/22	204	(611)
Northrop Grumman Corporation	CSI	Call	300.00	01/21/22	204	(780)
NXP Semiconductors N.V.	JPM	Call	210.00	01/21/22	321	(736)
NXP Semiconductors N.V.	JPM	Call	200.00	01/21/22	321	(867)
NXP Semiconductors N.V.	JPM	Call	195.00	01/21/22	321	(945)
PepsiCo, Inc.	SIG	Call	155.00	01/21/22	538	(215)
PepsiCo, Inc.	SIG	Call	145.00	01/21/22	538	(393)
PepsiCo, Inc.	SIG	Call	140.00	01/21/22	540	(504)
Roper Technologies, Inc.	GSC	Call	440.00	05/21/21	187	(68)
Roper Technologies, Inc.	GSC	Call	420.00	05/21/21	156	(140)
Roper Technologies, Inc.	JPM	Call	480.00	08/20/21	256	(72)
Ross Stores, Inc.	BOA	Call	135.00	01/21/22	62	(56)
Ross Stores, Inc.	BOA	Call	140.00	01/21/22	62	(40)
Ross Stores, Inc.	CSI	Call	130.00	01/21/22	131	(140)
Ross Stores, Inc.	CSI	Call	135.00	01/21/22	131	(118)
Teledyne Technologies Incorporated	JPM	Call	420.00	09/17/21	66	(208)
Teledyne Technologies Incorporated	JPM	Call	410.00	09/17/21	66	(244)
The Coca-Cola Company	CSI	Call	55.00	01/21/22	1,814	(426)
The Coca-Cola Company	CSI	Call	52.50	01/21/22	1,813	(635)
The Coca-Cola Company	CSI	Call	50.00	01/21/22	1,813	(878)
The PNC Financial Services Group, Inc.	CGM	Call	190.00	01/21/22	274	(247)
The PNC Financial Services Group, Inc.	CGM	Call	195.00	01/21/22	787	(582)
The PNC Financial Services Group, Inc.	CGM	Call	200.00	01/21/22	787	(464)
The PNC Financial Services Group, Inc.	CGM	Call	175.00	01/21/22	257	(378)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
The PNC Financial Services Group, Inc.	CGM	Call	180.00	01/21/22	531	(663)
The PNC Financial Services Group, Inc.	CGM	Call	185.00	01/21/22	531	(558)
Thermo Fisher Scientific Inc.	CGM	Call	600.00	01/21/22	154	(137)
Thermo Fisher Scientific Inc.	CGM	Call	580.00	01/21/22	154	(179)
UnitedHealth Group Incorporated	CGM	Call	420.00	01/21/22	129	(228)
UnitedHealth Group Incorporated	CGM	Call	410.00	01/21/22	129	(268)
UnitedHealth Group Incorporated	CGM	Call	400.00	01/21/22	129	(315)
Visa Inc.	CGM	Call	250.00	01/21/22	839	(476)
Visa Inc.	CSI	Call	240.00	01/21/22	261	(206)
Visa Inc.	CSI	Call	235.00	01/21/22	443	(415)
Visa Inc.	CSI	Call	230.00	01/21/22	443	(472)
Visa Inc.	CSI	Call	225.00	01/21/22	443	(558)
Visa Inc.	CSI	Call	245.00	01/21/22	261	(179)
Visa Inc.	GSC	Call	250.00	01/21/22	244	(138)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(620)
Visa Inc.	GSC	Call	260.00	01/21/22	244	(105)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(524)
Visa Inc.	GSC	Call	270.00	01/21/22	244	(72)
Visa Inc.	JPM	Call	220.00	01/21/22	376	(544)
Visa Inc.	JPM	Call	225.00	01/21/22	376	(474)
Visa Inc.	JPM	Call	230.00	01/21/22	376	(400)
Waste Management, Inc.	CSI	Call	130.00	01/21/22	261	(210)
Waste Management, Inc.	CSI	Call	120.00	01/21/22	261	(335)
Waste Management, Inc.	CSI	Call	115.00	01/21/22	261	(455)
Yum! Brands, Inc.	JPM	Call	120.00	01/21/22	1,242	(425)
Yum! Brands, Inc.	JPM	Call	125.00	01/21/22	513	(136)
Yum! Brands, Inc.	JPM	Call	105.00	01/21/22	141	(155)
Yum! Brands, Inc.	JPM	Call	110.00	01/21/22	141	(111)
						(84,989)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.6%
Information Technology 34.9%
Advanced Micro Devices, Inc. (a)	1,134	89,025
Affirm Holdings, Inc. - Class A (a)	51	3,630
Apple Inc. (a)	4,805	586,874
ASML Holding - ADR	256	158,251
Avalara, Inc. (a)	279	37,163
Black Knight, Inc. (a)	711	52,590
Coupa Software Incorporated (a)	50	12,646
Datadog, Inc. - Class A (a)	338	28,168
Fidelity National Information Services, Inc.	828	116,402
Fiserv, Inc. (a)	1,194	142,142
Global Payments Inc.	610	123,028
Intuit Inc.	532	203,850
MasterCard Incorporated - Class A	890	317,014
Microsoft Corporation	4,230	997,261
NVIDIA Corporation	130	69,236
Paycom Software, Inc. (a)	74	27,276
Paypal Holdings, Inc. (a)	556	135,047
Salesforce.Com, Inc. (a)	810	171,697
ServiceNow, Inc. (a)	260	129,918
Snowflake Inc. - Class A (a)	33	7,656
Splunk Inc. (a)	724	98,058
Spotify Technology S.A. (a)	244	65,346
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	759	89,823
Visa Inc. - Class A	1,617	342,370
Wix.Com Ltd. (a)	50	13,958
Workday, Inc. - Class A (a)	146	36,171
Zebra Technologies Corp. - Class A (a)	62	30,322
Zoom Video Communications, Inc. - Class A (a)	186	59,631
		4,144,553
Consumer Discretionary 23.2%
Airbnb, Inc. (b) (c)	334	59,571
Airbnb, Inc. - Class E (b) (c)	169	30,261
Alibaba Group Holding Limited - ADR (a)	1,140	258,555
Amazon.com, Inc. (a)	386	1,194,256
Aptiv PLC (a)	230	31,700
Carvana Co. - Class A (a)	167	43,924
Chipotle Mexican Grill Inc. (a)	51	73,042
Doordash, Inc. - Class A (a)	328	42,976
Draftkings Inc. - Class A (a)	751	46,034
Farfetch Ltd - Class A (a)	1,072	56,827
Ferrari N.V.	459	96,083
JD Health International Inc. (a)	101	1,465
Las Vegas Sands Corp. (a)	1,062	64,498
Lululemon Athletica Inc. (a)	272	83,542
NIKE, Inc. - Class B	748	99,350
Ross Stores Inc.	1,369	164,142
Tesla Inc. (a)	460	306,995
Wynn Resorts Ltd. (a)	838	105,064
		2,758,285
Communication Services 21.6%
Activision Blizzard, Inc.	438	40,776
Alphabet Inc. - Class A (a)	204	420,589
Alphabet Inc. - Class C (a)	174	360,655
Booking Holdings Inc. (a)	37	86,507
Coupang Inc - Class A (a) (d)	545	26,883
Facebook, Inc. - Class A (a)	2,277	670,606
Kuaishou Technology (a)	135	4,762
Match Group Holdings II, LLC (a)	592	81,365
Match Group, Inc. (a)	90	19,478
Netflix, Inc. (a)	466	242,902
Pinterest, Inc. - Class A (a)	591	43,782
Playtika Holding Corp. (a)	592	16,111
Roblox Corporation - Class A (a)	140	9,097
SEA, Ltd. - Class A - ADR (a)	982	219,241
Snap Inc. - Class A (a)	4,035	210,988
Tencent Holdings Limited	1,322	105,140
		2,558,882
Health Care 10.8%
Align Technology, Inc. (a)	38	20,527
Anthem, Inc.	245	88,099
argenx SE - ADR (a)	83	22,911
AstraZeneca PLC - ADR (d)	1,278	63,567
Avantor, Inc. (a)	1,232	35,636
Cigna Holding Company	604	146,017
Eli Lilly & Co.	683	127,609
HCA Healthcare, Inc.	501	94,273
Humana Inc.	112	47,040
Incyte Corporation (a)	456	37,061
Intuitive Surgical, Inc. (a)	199	147,318
Stryker Corporation	593	144,329
UnitedHealth Group Incorporated	570	212,056
Vertex Pharmaceuticals Incorporated (a)	448	96,245
		1,282,688
Industrials 6.1%
Airbus SE (a)	379	43,023
Cintas Corp.	228	77,848
Clarivate PLC (a)	650	17,154
Cummins Inc.	203	52,491
Equifax Inc.	68	12,338
FedEx Corporation	392	111,359
Generac Holdings Inc. (a)	97	31,828
Norfolk Southern Corporation	117	31,287
Parker-Hannifin Corporation	23	7,183
Roper Technologies, Inc.	349	140,816
Southwest Airlines Co. (a)	656	40,080
Teledyne Technologies Inc. (a)	251	103,815
TransUnion	555	49,934
Xiaoju Kuaizhi Inc. (c) (e)	246	10,854
		730,010
Financials 2.6%
Afterpay Limited (a)	696	54,482
Chubb Limited	79	12,533
MSCI Inc. - Class A	59	24,868
S&P Global Inc.	218	76,805
Shopify Inc. - Class A (a)	41	45,338
StoneCo Ltd. - Class A (a)	486	29,737
Tradeweb Markets Inc. - Class A	318	23,506
XP Inc. - Class A (a)	1,120	42,188
		309,457
Materials 0.4%
Linde Public Limited Company	152	42,581
Real Estate 0.0%
WeWork Companies Inc. (c) (e)	143	1,605
Total Common Stocks (cost $7,029,020)		11,828,061
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
T. Rowe Price Government Reserve Fund, 0.04% (f) (g)	57,498	57,498
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (f) (g)	7,827	7,827
Total Short Term Investments (cost $65,325)		65,325
Total Investments 100.2% (cost $7,094,345)		11,893,386
Other Assets and Liabilities, Net (0.2)%		(23,106)
Total Net Assets 100.0%		11,870,280

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2021.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	30,261	0.3
Airbnb, Inc.	04/15/14	6,792	59,571	0.5
WeWork Companies Inc.	06/23/15	4,698	1,605	—
Xiaoju Kuaizhi Inc.	10/19/15	6,753	10,854	0.1
		26,132	102,291	0.9

JNL/T. Rowe Price Established Growth Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	JPM	04/07/21	HKD	(2,509)	(323)	—
USD/HKD	UBS	04/07/21	HKD	(6,656)	(856)	—
					(1,179)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.3%
Health Care 26.1%
Acadia Healthcare Company, Inc. (a)	956	54,626
Agilent Technologies, Inc.	999	127,013
Alcon AG	592	41,547
Align Technology, Inc. (a)	46	24,910
Alkermes Public Limited Company (a)	1,341	25,050
Alnylam Pharmaceuticals, Inc. (a)	225	31,768
argenx SE - ADR (a)	131	36,076
Ascendis Pharma A/S - ADR (a)	53	6,831
Avantor, Inc. (a)	2,634	76,202
Bruker Corp.	1,731	111,269
Catalent Inc. (a)	1,339	141,010
Cooper Cos. Inc.	284	109,082
Dentsply Sirona Inc.	331	21,121
Elanco Animal Health (a)	1,506	44,352
Exact Sciences Corporation (a)	268	35,317
Exelixis, Inc. (a)	471	10,640
Hologic Inc. (a)	2,420	180,000
ICU Medical, Inc. (a)	142	29,172
IDEXX Laboratories, Inc. (a)	26	12,722
Incyte Corporation (a)	620	50,387
Ionis Pharmaceuticals Inc. (a)	667	29,988
Kodiak Sciences, Inc. (a)	35	3,969
Molina Healthcare, Inc. (a)	98	22,908
Multiplan Corporation - Class A (a) (b)	2,914	16,173
Neurocrine Biosciences, Inc. (a)	270	26,257
Ortho Clinical Diagnostics Holdings PLC (a)	867	16,729
Perrigo Company Public Limited Company	1,279	51,761
PPD, Inc. (a)	569	21,531
PRA Health Sciences, Inc. (a)	255	39,099
Quidel Corporation (a)	289	36,972
Seagen Inc. (a)	309	42,908
Teleflex Incorporated	383	159,121
Ultragenyx Pharmaceutical Inc. (a)	176	20,039
Veeva Systems Inc. - Class A (a)	268	70,012
West Pharmaceutical Services Inc.	98	27,614
		1,754,176
Information Technology 20.8%
Amphenol Corporation - Class A	448	29,555
Atlassian Corporation PLC - Class A (a)	231	48,686
Bentley Systems, Incorporated - Class B	116	5,444
Bill.Com Holdings Inc. (a)	110	16,005
Black Knight, Inc. (a)	675	49,943
Broadridge Financial Solutions, Inc.	181	27,711
Ceridian HCM Holding Inc. (a)	716	60,337
Citrix Systems Inc.	286	40,143
Cognex Corp.	221	18,341
Corning Incorporated	1,415	61,567
CrowdStrike Holdings, Inc. - Class A (a)	160	29,202
DocuSign, Inc. (a)	359	72,680
Entegris, Inc.	562	62,832
Five9 Inc. (a)	100	15,633
FleetCor Technologies Inc. (a)	282	75,754
Fortinet, Inc. (a)	230	42,417
Jack Henry & Associates Inc.	87	13,200
Keysight Technologies, Inc. (a)	566	81,164
KLA-Tencor Corp.	242	79,957
Lattice Semiconductor Corp. (a)	130	5,858
Leidos Holdings Inc.	184	17,716
Marvell Technology Group Ltd	1,966	96,295
Maxim Integrated Products, Inc. (a)	423	38,650
Microchip Technology Incorporated	1,047	162,515
National Instruments Corp.	1,114	48,108
nCino, Inc. (a)	124	8,273
PTC Inc. (a)	147	20,235
Skyworks Solutions, Inc.	356	65,319
Splunk Inc. (a)	311	42,134
Spotify Technology S.A. (a)	116	31,082
Wex, Inc. (a)	134	28,035
		1,394,791
Industrials 17.2%
Alaska Air Group, Inc.	561	38,827
BWXT Government Group, Inc.	764	50,378
Clarivate PLC (a)	3,033	80,041
Colfax Corp. (a)	1,568	68,694
CoStar Group, Inc. (a)	85	69,861
Dun & Bradstreet Holdings, Inc. (a)	959	22,834
Equifax Inc.	376	68,105
Fortive Corporation	857	60,538
IDEX Corporation	423	88,542
Ingersoll Rand Inc. (a)	2,526	124,304
JB Hunt Transport Services Inc.	571	95,968
Roper Technologies, Inc.	134	54,048
Shoals Technologies LLC - Class A (a)	368	12,799
Southwest Airlines Co. (a)	529	32,301
Textron Inc.	2,199	123,320
TransUnion	772	69,480
Verisk Analytics, Inc.	373	65,905
Waste Connections, Inc.	272	29,371
		1,155,316
Consumer Discretionary 12.7%
Aptiv PLC (a)	493	67,985
Bright Horizons Family Solutions Inc. (a)	93	15,945
Burlington Stores Inc. (a)	376	112,349
Chipotle Mexican Grill Inc. (a)	42	59,674
Dollar Tree Inc. (a)	578	66,158
Domino's Pizza, Inc.	87	31,998
Draftkings Inc. - Class A (a)	358	21,956
ETSY, Inc. (a)	274	55,258
Farfetch Ltd - Class A (a)	382	20,256
Five Below, Inc. (a)	109	20,796
Hilton Worldwide Holdings Inc. (a)	719	86,941
Lululemon Athletica Inc. (a)	33	10,121
Marriott International, Inc. - Class A (a)	174	25,771
MGM Resorts International	783	29,746
O'Reilly Automotive, Inc. (a)	124	62,899
Ross Stores Inc.	313	37,532
Terminix Global Hldgs Inc. (a)	1,352	64,450
Vail Resorts, Inc. (a)	139	40,541
VF Corp.	304	24,296
		854,672
Financials 6.1%
Assurant, Inc.	360	51,037
AXIS Capital Holdings Limited	706	34,996
Cboe Global Markets, Inc.	632	62,372
Dragoneer Growth Opportunities Corp. - Class A (a) (b)	160	1,624
GoHealth, LLC - Class A (a)	515	6,020
K.K.R. Co., Inc. - Class A	1,314	64,189
Kemper Corp.	232	18,495
MarketAxess Holdings Inc.	64	31,867
Pershing Square Tontine Holdings, Ltd. - Class A (a)	529	12,701
Raymond James Financial Inc.	174	21,325
SelectQuote, Inc. (a)	338	9,974
Tradeweb Markets Inc. - Class A	788	58,312
Webster Financial Corp.	616	33,948
		406,860
Materials 5.8%
Avery Dennison Corporation	358	65,747
Ball Corporation	1,693	143,465
Kirkland Lake Gold Ltd.	838	28,324
Martin Marietta Materials Inc.	77	25,858
Packaging Corporation of America	180	24,206
Reynolds Consumer Products LLC	725	21,590
RPM International Inc.	358	32,882
Sealed Air Corporation	994	45,545
		387,617
Consumer Staples 3.3%
Boston Beer Co. Inc. - Class A (a)	18	21,713
Casey's General Stores Inc.	410	88,638
Dollar General Corporation	395	80,035

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Treehouse Foods, Inc. (a)	664	34,687
		225,073
Communication Services 3.3%
Liberty Media Corporation - Series C (a)	704	30,476
Match Group Holdings II, LLC (a)	627	86,137
Match Group, Inc. (a)	232	50,184
Playtika Holding Corp. (a)	389	10,568
Zynga Inc. - Class A (a)	4,133	42,198
		219,563
Utilities 1.6%
Ameren Corporation	352	28,639
Eversource Energy	219	18,963
Sempra Energy	427	56,612
		104,214
Energy 0.4%
Array Technologies, Inc. (a)	844	25,168
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (c) (d)	122	1,374
WeWork Companies Inc. - Series D-1 (c) (d)	156	1,749
WeWork Companies Inc. - Class A (c) (d)	33	368
		3,491
Total Common Stocks (cost $4,142,750)		6,530,941
WARRANTS 0.0%
Pershing Square Tontine Holdings, Ltd. (a)	78	635
Total Warrants (cost $444)		635
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.6%
JNL Government Money Market Fund, 0.00% (e) (f)	1,295	1,295
T. Rowe Price Government Reserve Fund, 0.04% (e) (f)	177,127	177,127
		178,422
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.00% (e) (f)	12,760	12,760
Total Short Term Investments (cost $191,182)		191,182
Total Investments 100.1% (cost $4,334,376)		6,722,758
Other Assets and Liabilities, Net (0.1)%		(8,137)
Total Net Assets 100.0%		6,714,621

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	1,374	—
WeWork Companies Inc. - Class A	05/26/15	464	368	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	1,749	0.1
		5,091	3,491	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 51.5%
Financials 18.6%
ABN AMRO Bank N.V.
0.76%, (3 Month USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,803
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,378
4.13%, 07/03/23	730	775
4.50%, 09/15/23	2,120	2,281
4.88%, 01/16/24	2,140	2,328
AerCap Ireland Limited
3.95%, 02/01/22	3,700	3,780
AIA Group Limited
0.71%, (3 Month USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,020
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,808
American Express Company
3.70%, 08/03/23	535	574
American International Group, Inc.
4.88%, 06/01/22	1,780	1,869
2.50%, 06/30/25	2,880	3,009
Aon Corporation
2.20%, 11/15/22	835	857
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,584
3.95%, 07/01/24 (b)	690	720
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (c)	4,200	4,209
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,234
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	3,600	3,753
Bank of America Corporation
0.85%, (3 Month USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,192
2.50%, 10/21/22	1,760	1,781
1.38%, (3 Month USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,094
0.81%, 10/24/24	1,465	1,469
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (b)	6,355	6,921
Bank of Montreal
0.68%, (3 Month USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,505
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,969
Banque Fédérative du Crédit Mutuel
0.65%, 02/27/24 (b)	2,390	2,383
Barclays PLC
1.70%, 05/12/22 (c)	1,290	1,308
Bayer US Finance II LLC
0.83%, (3 Month USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,918
3.50%, 06/25/21 (b)	1,545	1,552
3.88%, 12/15/23 (b)	3,865	4,166
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	359
BPCE
1.40%, (3 Month USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,617
5.70%, 10/22/23 (b)	4,910	5,489
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,612
3.50%, 06/15/23	1,125	1,197
3.90%, 01/29/24	1,295	1,401
Citigroup Inc.
2.90%, 12/08/21	4,145	4,211
2.84%, 05/20/22	3,270	3,280
2.31%, 11/04/22	2,615	2,643
3.11%, 04/08/26	2,055	2,195
Citizens Bank, National Association
2.55%, 05/13/21	1,625	1,629
3.25%, 02/14/22	1,560	1,595
2.65%, 05/26/22	2,145	2,196
CNH Industrial Capital LLC
3.88%, 10/15/21	3,355	3,413
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,438
Credit Agricole SA
1.24%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (c)	1,605	1,628
Credit Suisse Group AG
3.57%, 01/09/23 (b)	2,375	2,424
3.00%, 12/14/23 (a) (b)	510	528
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	2,705	2,762
1.00%, 05/05/23	3,145	3,161
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,185
3.00%, 09/20/22 (b)	3,980	4,021
5.38%, 01/12/24 (b)	1,065	1,187
1.23%, 06/22/24 (b)	3,110	3,139
Deutsche Bank Aktiengesellschaft
3.38%, 05/12/21	285	286
4.25%, 10/14/21	3,465	3,530
Discover Bank
3.20%, 08/09/21	570	574
Enel Finance International N.V.
2.88%, 05/25/22 (b)	4,960	5,086
2.75%, 04/06/23 (b)	1,843	1,917
4.25%, 09/14/23 (b)	3,725	4,038
Equitable Financial Life Global Funding
0.50%, 11/17/23 (b)	3,360	3,355
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,283
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,350
Ford Motor Credit Company LLC
3.47%, 04/05/21	1,000	999
5.88%, 08/02/21	590	598
3.81%, 10/12/21	1,025	1,036
General Motors Financial Company, Inc.
1.07%, (3 Month USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
3.20%, 07/06/21	1,485	1,492
2.90%, 02/26/25	3,555	3,735
Harley-Davidson Financial Services, Inc.
4.05%, 02/04/22 (b)	2,975	3,059
2.55%, 06/09/22 (b)	865	881
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,965	3,950
2.10%, 06/04/26 (c)	3,645	3,710
Imperial Brands Finance PLC
3.75%, 07/21/22 (b) (e)	8,150	8,420
3.50%, 02/11/23 (b) (e)	3,530	3,674
3.13%, 07/26/24 (b) (e)	790	836
ING Groep N.V.
1.34%, (3 Month USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,938
JPMorgan Chase & Co.
2.08%, 04/22/26	3,900	4,009
KeyBank National Association
3.30%, 02/01/22	1,610	1,650
2.30%, 09/14/22	575	591
Lincoln National Corporation
4.00%, 09/01/23	655	708
Lloyds Banking Group PLC
1.33%, 06/15/23 (c)	920	929
4.50%, 11/04/24	965	1,073
LSEGA Financing PLC
0.65%, 04/06/24 (b)	3,520	3,511
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,085
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc
0.87%, (3 Month USD LIBOR + 0.65%), 07/26/21 (a)	960	962
1.10%, (3 Month USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,256
3.22%, 03/07/22	2,890	2,966
Moody's Corporation
3.75%, 03/24/25	2,275	2,485
Morgan Stanley
2.75%, 05/19/22	2,555	2,624
4.88%, 11/01/22	1,115	1,190
0.56%, 11/10/23	3,035	3,038
0.53%, 01/25/24	1,815	1,812
Nasdaq, Inc.
0.45%, 12/21/22 (e)	1,935	1,936
Nationwide Building Society
3.62%, 04/26/23 (b)	2,665	2,749
NatWest Markets PLC
2.38%, 05/21/23 (b)	2,935	3,042
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,663
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,803
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,195
2.95%, 01/30/23	1,465	1,527
QNB Finance Ltd
3.50%, 03/28/24 (d)	2,700	2,871
2.63%, 05/12/25 (d)	1,500	1,555
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	297
Royal Bank of Canada
0.50%, 10/26/23 (c)	3,500	3,496
Santander UK Group Holdings PLC
2.10%, 01/13/23 (c)	1,876	1,933
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,725	2,864
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	476
3.55%, 04/15/24 (b)	860	914
Societe Generale
2.63%, 10/16/24 (b)	315	329
Standard Chartered PLC
2.74%, 09/10/22 (b)	3,770	3,804
3.95%, 01/11/23 (b)	780	817
1.37%, (3 Month USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,231
1.32%, 10/14/23 (b)	1,380	1,391
3.89%, 03/15/24 (b)	370	391
0.99%, 01/12/25 (b)	1,040	1,035
1.21%, 03/23/25 (b)	200	201
State Street Corporation
2.83%, 03/30/23	1,885	1,931
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,621
Swedbank AB
1.30%, 06/02/23 (b)	2,290	2,327
0.60%, 09/25/23 (b)	2,620	2,619
Synchrony Financial
3.00%, 06/15/22	880	904
2.85%, 07/25/22	9,755	10,017
4.25%, 08/15/24	2,495	2,714
Syngenta Finance N.V.
3.93%, 04/23/21 (b) (e)	1,375	1,377
The Charles Schwab Corporation
0.50%, (3 Month USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,350
4.20%, 03/24/25	2,365	2,638
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,077
1.33%, (3 Month USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,032
0.99%, (3 Month USD LIBOR + 0.78%), 10/31/22 (a)	735	739
0.63%, 11/17/23	2,250	2,249
0.67%, 03/08/24	1,225	1,223
3.50%, 04/01/25	2,495	2,701
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,444
6.00%, 12/19/23	1,735	1,962
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,541
Truist Bank
1.25%, 03/09/23	5,060	5,148
UBS AG
1.75%, 04/21/22 (b)	540	547
UBS Group AG
1.01%, 07/30/24 (b) (c)	3,505	3,525
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b) (c)	5,035	5,039
UBS Group Funding (Switzerland) AG
1.40%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,347
Volkswagen Group of America, Inc.
2.50%, 09/24/21 (b)	575	581
2.70%, 09/26/22 (b)	1,345	1,389
Wells Fargo & Company
3.50%, 03/08/22	249	256
1.65%, 06/02/24	1,850	1,891
2.19%, 04/30/26	1,780	1,836
REMIC, 4.13%, 08/15/23	775	838
Wells Fargo Bank, National Association
2.08%, 09/09/22	2,285	2,302
		335,755
Energy 6.9%
Aker BP ASA
4.75%, 06/15/24 (b)	2,735	2,811
3.00%, 01/15/25 (b)	1,880	1,945
BP Capital Markets America Inc.
2.94%, 04/06/23	2,075	2,180
Canadian Natural Resources Limited
2.05%, 07/15/25	2,760	2,793
Cenovus Energy Inc.
3.00%, 08/15/22	4,470	4,575
3.80%, 09/15/23	1,400	1,480
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	5,105
5.88%, 03/31/25	2,835	3,232
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	5,317
4.75%, 05/31/25	2,345	2,622
Enbridge Inc.
0.42%, (SOFR + 0.40%), 02/17/23 (a)	955	956
Energy Transfer LP
4.25%, 03/15/23	3,055	3,224
4.20%, 09/15/23	575	617
5.88%, 01/15/24	4,795	5,341
4.90%, 02/01/24	1,885	2,056
2.90%, 05/15/25	480	500
Eni S.p.A.
4.00%, 09/12/23 (b)	1,930	2,077
EOG Resources, Inc.
2.63%, 03/15/23	594	617
EQT Corporation
3.00%, 10/01/22 (f)	4,250	4,323
Equinor ASA
2.88%, 04/06/25	3,880	4,145
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,460
1.57%, 04/15/23	3,880	3,971
2.99%, 03/19/25	4,590	4,919
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (b)	500	509
2.60%, 10/15/25 (b)	940	953
Husky Energy Inc.
3.95%, 04/15/22	4,100	4,196
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Marathon Oil Corporation
2.80%, 11/01/22	1,347	1,381
MPLX LP
1.29%, (3 Month USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,756
Occidental Petroleum Corporation
2.60%, 08/13/21 (f)	2,095	2,101
Pioneer Natural Resources Company
0.75%, 01/15/24	1,685	1,682
Reliance Industries Limited
5.40%, 02/14/22 (d)	3,600	3,739
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	5,335	5,534
5.63%, 04/15/23	3,960	4,294
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,378
Schlumberger Canada Limited
1.40%, 09/17/25	695	696
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	3,725	4,020
4.00%, 12/21/25 (b)	760	843
Shell International Finance B.V.
2.38%, 04/06/25	2,505	2,630
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,312
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	234
4.25%, 04/01/24	140	151
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,693
Valero Energy Corporation
2.70%, 04/15/23	3,620	3,759
1.20%, 03/15/24	1,950	1,954
3.65%, 03/15/25	490	527
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,740
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,036
4.30%, 03/04/24	635	692
		125,378
Health Care 4.7%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,681
3.45%, 03/15/22	1,380	1,412
3.25%, 10/01/22	425	439
2.90%, 11/06/22	3,782	3,922
3.20%, 11/06/22	440	457
2.60%, 11/21/24	8,860	9,355
Aetna Inc.
2.80%, 06/15/23	1,245	1,299
AmerisourceBergen Corporation
0.74%, 03/15/23	4,790	4,794
AstraZeneca PLC
3.50%, 08/17/23	940	1,002
Baxalta Incorporated
3.60%, 06/23/22	680	702
Becton, Dickinson and Company
2.89%, 06/06/22	5,059	5,190
3.36%, 06/06/24	3,250	3,487
3.73%, 12/15/24	500	546
Bristol-Myers Squibb Company
2.60%, 05/16/22	1,075	1,103
3.55%, 08/15/22	1,580	1,648
2.75%, 02/15/23	1,579	1,647
3.25%, 02/20/23	462	485
2.90%, 07/26/24	1,426	1,523
Cardinal Health, Inc.
2.62%, 06/15/22	265	271
3.20%, 03/15/23	1,770	1,859
3.08%, 06/15/24	1,445	1,538
3.50%, 11/15/24	2,425	2,624
Cigna Holding Company
3.00%, 07/15/23	1,455	1,529
3.75%, 07/15/23	823	880
0.61%, 03/15/24	875	872
CommonSpirit Health
1.55%, 10/01/25	1,670	1,679
CVS Health Corporation
3.70%, 03/09/23	735	779
2.63%, 08/15/24	785	828
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,025
Gilead Sciences, Inc.
0.75%, 09/29/23	5,055	5,061
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (b)	3,585	3,610
Humana Inc.
3.15%, 12/01/22	805	835
2.90%, 12/15/22	430	446
3.85%, 10/01/24	1,200	1,311
4.50%, 04/01/25	2,190	2,459
PeaceHealth
1.38%, 11/15/25	470	470
Perrigo Finance Unlimited Company
3.90%, 12/15/24	10,000	10,644
Royalty Pharma PLC
0.75%, 09/02/23 (b)	1,895	1,893
Stryker Corporation
0.60%, 12/01/23	2,430	2,432
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	877
		85,614
Consumer Discretionary 4.7%
7-Eleven, Inc.
0.65%, (3 Month USD LIBOR + 0.45%), 08/10/22 (a) (b)	835	836
0.63%, 02/10/23 (b)	920	921
0.80%, 02/10/24 (b)	1,490	1,486
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,111
BMW US Capital, LLC
0.63%, (3 Month USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,655
0.70%, (3 Month USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,958
Booking Holdings Inc.
4.10%, 04/13/25	1,760	1,964
Cox Communications Inc.
2.95%, 06/30/23 (b)	1,350	1,410
Daimler Finance North America LLC
3.75%, 11/05/21 (b)	2,390	2,438
1.75%, 03/10/23 (b)	3,440	3,512
Expedia Group, Inc.
3.60%, 12/15/23 (b)	2,550	2,708
General Motors Company
4.88%, 10/02/23	1,860	2,037
5.40%, 10/02/23	2,230	2,472
Hasbro, Inc.
2.60%, 11/19/22 (e)	1,790	1,848
3.00%, 11/19/24 (e)	2,400	2,560
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,697
3.95%, 02/01/22 (b)	1,110	1,139
3.00%, 06/20/22 (b)	2,480	2,545
2.85%, 11/01/22 (b)	1,039	1,072
1.15%, 11/10/22 (b)	1,460	1,467
2.38%, 02/10/23 (b)	4,275	4,391
0.80%, 01/08/24 (b)	1,810	1,795
JD.com, Inc.
3.13%, 04/29/21	5,535	5,542
Marriott International, Inc.
2.30%, 01/15/22	235	237
3.13%, 02/15/23	800	823
3.60%, 04/15/24	1,705	1,816
McDonald's Corporation
3.35%, 04/01/23	1,675	1,765
3.30%, 07/01/25	650	704
1.45%, 09/01/25	1,145	1,156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (b)	1,340	1,358
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	2,400	2,511
Nordstrom, Inc.
2.30%, 04/08/24 (b)	390	391
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,440
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (d)	2,762	2,766
QVC, Inc.
4.38%, 03/15/23	3,255	3,425
Ralph Lauren Corporation
1.70%, 06/15/22	450	457
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,456
0.88%, 04/15/26	1,125	1,093
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,537
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (b)	760	780
0.75%, 11/23/22 (b)	1,720	1,726
3.13%, 05/12/23 (b)	705	741
0.88%, 11/22/23 (b)	1,655	1,662
Walgreen Co.
3.10%, 09/15/22	820	851
		84,259
Information Technology 4.0%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,743
Analog Devices, Inc.
2.95%, 04/01/25	620	659
Apple Inc.
2.40%, 05/03/23	2,380	2,484
Avnet, Inc.
3.75%, 12/01/21 (e)	1,643	1,673
4.88%, 12/01/22	820	872
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,991
0.60%, 03/01/24	1,440	1,432
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,498
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,707
Global Payments Inc.
2.65%, 02/15/25	1,800	1,891
HCL America Inc.
1.38%, 03/10/26 (b)	4,600	4,510
International Business Machines Corporation
2.50%, 01/27/22	1,640	1,671
2.85%, 05/13/22	1,995	2,052
2.88%, 11/09/22	323	336
Microchip Technology Incorporated
3.92%, 06/01/21	4,640	4,667
2.67%, 09/01/23 (b)	2,205	2,299
0.97%, 02/15/24 (b)	3,180	3,176
Micron Technology, Inc.
2.50%, 04/24/23	6,415	6,650
4.64%, 02/06/24	1,910	2,100
NXP B.V.
3.88%, 09/01/22 (b)	3,040	3,169
4.63%, 06/01/23 (b)	4,475	4,835
4.88%, 03/01/24 (b)	145	161
2.70%, 05/01/25 (b)	405	425
Oracle Corporation
2.50%, 04/01/25	5,485	5,758
Paypal Holdings, Inc.
1.35%, 06/01/23	3,190	3,251
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,057
The Western Union Company
3.60%, 03/15/22 (e)	3,305	3,395
2.85%, 01/10/25 (e)	2,469	2,590
		72,052
Industrials 3.7%
Air Lease Corporation
3.50%, 01/15/22	1,320	1,350
2.25%, 01/15/23	1,680	1,724
Avolon Holdings Funding Limited
2.88%, 02/15/25 (b)	1,805	1,805
2.13%, 02/21/26 (b)	2,835	2,707
Carrier Global Corporation
2.24%, 02/15/25	3,470	3,597
Caterpillar Financial Services Corporation
0.46%, (3 Month USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,426
Deere & Company
2.75%, 04/15/25	830	884
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (d)	3,125	3,113
Equifax Inc.
2.30%, 06/01/21	2,500	2,504
1.07%, (3 Month USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,444
3.60%, 08/15/21	1,350	1,366
3.95%, 06/15/23	440	471
FedEx Corporation
3.40%, 01/14/22	775	793
3.80%, 05/15/25	1,675	1,846
GATX Corporation
3.90%, 03/30/23	520	551
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,689
General Electric Capital Corporation
3.45%, 05/15/24	1,065	1,144
Guangzhou Metro Investment Finance Ltd
1.51%, 09/17/25 (d)	3,669	3,570
Heathrow Funding Limited
4.88%, 07/15/21 (b)	3,275	3,310
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,962
NTT Finance Corporation
0.37%, 03/03/23 (b)	3,035	3,035
0.58%, 03/01/24 (b)	1,245	1,241
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,071
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	2,083
4.50%, 03/15/23 (b)	965	1,007
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (b)	585	590
3.38%, 02/01/22 (b)	1,695	1,729
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,078
Roper Technologies, Inc.
0.45%, 08/15/22	445	445
3.13%, 11/15/22	3,505	3,633
3.65%, 09/15/23	700	750
2.35%, 09/15/24	825	864
1.00%, 09/15/25	685	673
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (d)	2,550	2,644
Siemens Financieringsmaatschappij N.V.
0.40%, 03/11/23 (b)	2,320	2,322
0.65%, 03/11/24 (b)	1,810	1,810
		66,231
Communication Services 3.1%
Baidu, Inc.
3.50%, 11/28/22	1,820	1,899
CC Holdings GS V LLC
3.85%, 04/15/23	6,680	7,107
Charter Communications Operating, LLC
4.46%, 07/23/22	9,065	9,449
4.91%, 07/23/25	4,240	4,812
Comcast Corporation
3.70%, 04/15/24	2,415	2,634
3.10%, 04/01/25	620	669

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Cox Communications, Inc.
3.15%, 08/15/24 (b)	3,990	4,265
Fox Corporation
3.67%, 01/25/22	2,905	2,982
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (d)	4,100	4,374
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,453
Sky Limited
3.75%, 09/16/24 (b)	780	858
T-Mobile USA, Inc.
3.50%, 04/15/25 (b)	2,330	2,513
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,592
0.75%, 03/22/24	1,860	1,860
3.38%, 02/15/25	1,005	1,089
0.85%, 11/20/25	2,560	2,504
1.45%, 03/20/26	3,000	3,001
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,847
WPP Finance 2010
3.63%, 09/07/22 (e)	635	663
		55,571
Utilities 3.0%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	459
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,136
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (d)	2,000	2,115
Edison International
3.13%, 11/15/22	1,330	1,376
2.95%, 03/15/23	1,400	1,451
Enel Finance International N.V.
2.65%, 09/10/24 (b)	595	626
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	2,300	2,342
Hero Asia Investment Limited
1.50%, 11/18/23 (d)	4,500	4,506
NextEra Energy Capital Holdings, Inc.
0.74%, (3 Month USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,040
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,521
Pacific Gas And Electric Company
1.57%, (3 Month USD LIBOR + 1.38%), 11/15/21 (a)	4,555	4,563
1.75%, 06/16/22	8,735	8,749
San Diego Gas & Electric Company
1.91%, 02/01/22	229	229
Sempra Energy
2.88%, 10/01/22	1,400	1,440
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (d)	4,100	4,133
Tenaga Nasional Berhad
7.50%, 11/01/25 (d)	2,800	3,463
The AES Corporation
3.30%, 07/15/25 (b)	1,640	1,740
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,748
The Southern Company
2.35%, 07/01/21	875	878
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,995	7,317
		53,832
Consumer Staples 1.7%
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,074
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,128
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	6,995	7,215
4.35%, 03/15/24	295	323
Cargill, Incorporated
1.38%, 07/23/23 (b)	1,320	1,347
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (d)	3,803	3,772
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,356
General Mills, Inc.
0.76%, (3 Month USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,480
HPHT Finance (17) Limited
2.75%, 09/11/22 (d)	4,295	4,396
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,496
Philip Morris International Inc.
1.13%, 05/01/23	965	980
Prosperous Ray Limited
4.63%, 11/12/23 (d)	3,000	3,251
		30,818
Real Estate 0.6%
Brixmor Operating Partnership LP
3.25%, 09/15/23	3,175	3,357
Crown Castle International Corp.
1.05%, 07/15/26	2,800	2,705
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,366
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	1,065
3.38%, 10/01/24	1,980	2,130
		10,623
Materials 0.5%
LG Chem, Ltd.
3.25%, 10/15/24 (d)	3,400	3,671
LYB International Finance III, LLC
1.25%, 10/01/25	1,750	1,729
Nucor Corporation
2.00%, 06/01/25	695	714
POSCO
2.38%, 01/17/23 (b)	3,435	3,524
		9,638
Total Corporate Bonds And Notes (cost $911,277)		929,771
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.0%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 1.00%, (1 Month USD LIBOR + 0.88%), 09/15/34 (a) (g)	1,665	1,666
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,241
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,528	1,406
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,580
Series 2017-B-7, 2.54%, 10/17/22	980	1,010
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,609
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,919
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,219
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,339
Series 2017-C-3, 2.69%, 06/19/23	1,055	1,065
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,351
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,331
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,232
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,950
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,207
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (a)	1,340	1,355
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	2,818	2,845
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	1,538	1,541
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (a)	4,180	4,133
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	991	1,014

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,448
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	1,160	1,163
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	3,468	3,534
Ares LVII CLO Ltd
Series 2020-A-57A, 1.55%, (3 Month USD LIBOR + 1.32%), 10/27/31 (a)	2,235	2,238
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/25/33 (a)	955	956
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.16%, (1 Month USD LIBOR + 1.05%), 09/15/21 (a)	1,190	1,189
Avis Budget Rental Car Funding (AESOP) LLC
Series 2016-A-1A, 2.99%, 06/20/21	1,100	1,104
Series 2019-B-1A, 3.70%, 03/20/22	625	637
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,440
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,217
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,211
Series 2018-C-2A, 4.95%, 03/20/24	800	864
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,792
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,309
Series 2020-A-1A, 2.33%, 08/20/25	990	1,028
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 0.96%, (1 Month USD LIBOR + 0.85%), 09/15/34 (a)	2,400	2,399
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	907	927
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (a)	2,165	2,157
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (a)	1,866	1,918
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (a)	648	664
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.15%, (3 Month USD LIBOR + 0.93%), 07/19/27 (a) (b)	2,244	2,244
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	619	647
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/21 (a)	1,552	1,552
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-C-BXLP, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 12/15/21 (a)	1,452	1,451
Series 2020-D-BXLP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/21 (a)	1,392	1,391
BX Trust
Series 2018-A-GW, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 05/15/37 (a) (g)	4,875	4,873
Capital Auto Receivables Asset Trust
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,315
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,265
Series 2017-B-1, 2.43%, 05/20/22	206	206
Series 2017-C-1, 2.70%, 09/20/22	620	624
Series 2018-B-2, 3.48%, 10/20/23	431	431
Series 2018-C-2, 3.69%, 12/20/23	1,130	1,138
Capital Auto Receivables Asset Trust 2018-1
Series 2018-B-1, 3.09%, 08/22/22	1,485	1,497
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.22%, (3 Month USD LIBOR + 1.00%), 07/28/28 (a)	1,167	1,167
CarMax Auto Owner Trust 2017-4
Series 2017-C-4, 2.70%, 10/15/21	530	539
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,708
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,879
Series 2020-C-1, 2.34%, 11/17/25	785	813
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,344
Cayuga Park CLO Ltd
Series 2020-A-1A, 1.82%, (3 Month USD LIBOR + 1.60%), 07/17/31 (a)	2,510	2,514
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 11/15/21 (a)	3,115	3,101
CIFC Funding Ltd
Series 2020-A1-3A, 1.56%, (3 Month USD LIBOR + 1.35%), 10/20/31 (a)	1,910	1,913
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.27%, (3 Month USD LIBOR + 1.05%), 04/24/30 (a)	1,660	1,660
Series 2020-A1-1A, 1.94%, (3 Month USD LIBOR + 1.70%), 07/15/32 (a)	2,905	2,910
CIM Trust 2020-INV1
Series 2020-A2-INV1, 2.50%, 04/25/50	2,689	2,712
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.52%, 05/12/23 (a)	1,980	2,055
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	3,053	3,102
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	998
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,193
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.41%, (1 Month USD LIBOR + 1.30%), 11/17/25 (a)	4,310	4,313
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, 1.51%, 04/25/65	768	775
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (a)	564	566
Series 2019-A1-3, REMIC, 2.76%, 08/25/49 (a)	1,253	1,264
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,277
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.69%, 01/12/24 (a)	1,930	2,094
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,104
COMM Mortgage Trust
Series 2014-D-CR19, REMIC, 4.71%, 08/12/24 (a)	760	705
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	967
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/48	3,138	3,138
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,682
Series 2019-D-ICE4, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,966
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,090	1,115
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	920	938
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	2,016
Daimler Trucks Retail Trust
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,733
Deephaven Residential Mortgage Trust
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23 (a)	980	978
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23 (a)	1,005	1,004
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23 (a)	676	681
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	37	37
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (a)	1,347	1,354
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	893	889
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,622

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Dryden Senior Loan Fund
Series 2020-A-86A, 1.86%, (3 Month USD LIBOR + 1.65%), 07/17/30 (a)	2,550	2,554
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	85	85
Series 2019-A-A, 2.61%, 01/25/34	1,280	1,304
Series 2017-A-A, REMIC, 2.69%, 03/25/30	373	384
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (a)	765	777
Ellington Financial Mortgage Trust 2017-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (a)	884	881
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (a)	772	770
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (a)	1,544	1,563
Enterprise Fleet Financing, LLC
Series 2018-A2-2, 3.14%, 06/20/21	307	308
Series 2019-A2-1, 2.98%, 02/22/22	596	604
Series 2018-A2-1, 2.87%, 10/20/23 (b)	28	28
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,247	1,266
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (a)	795	811
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 0.97%, (1 Month USD LIBOR + 0.85%), 08/25/41 (a)	953	957
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,416
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,977
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	2,432	2,463
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (a)	482	490
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (a)	683	692
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (a)	973	999
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	833
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (a)	735	746
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (a)	1,170	1,195
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 02/15/23 (a)	1,535	1,535
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	638
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	700	710
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,001
GMF Floorplan Owner Revolving Trust
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,910
Series 2020-B-1, 1.03%, 08/15/23	845	841
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 1.37%, (3 Month USD LIBOR + 1.15%), 10/20/28 (a)	1,899	1,899
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/21 (a) (g)	3,959	3,954
Series 2019-C-WOLF, REMIC, 1.74%, (1 Month USD LIBOR + 1.63%), 12/15/21 (a) (g)	1,190	1,178
GS Mortgage Securities Corp Trust 2019-SOHO
Series 2019-A-SOHO, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 06/15/21 (a) (g)	3,300	3,296
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.96%, 05/25/21 (a)	59	59
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	478	491
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	993	1,032
Homeward Opportunities Fund I Trust
Series 2019-A1-1, REMIC, 3.45%, 01/25/59 (a)	1,461	1,501
Series 2019-A3-1, REMIC, 3.61%, 01/25/59 (a)	1,434	1,448
Series 2019-A1-3, REMIC, 2.68%, 11/25/59 (a)	1,100	1,117
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	2,608	2,623
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (a)	2,250	2,321
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	492	492
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,715
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,560
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 0.95%, (1 Month USD LIBOR + 0.83%), 03/25/43 (a)	530	532
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (a)	867	895
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, REMIC, 1.46%, (1 Month USD LIBOR + 1.35%), 09/15/22 (a) (g)	3,760	3,756
Series 2019-C-BKWD, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 09/15/22 (a) (g)	1,195	1,193
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	1,117	1,141
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,662
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.84%, 10/17/22 (a)	2,420	2,427
Series 2020-C-609M, REMIC, 2.23%, 10/17/22 (a)	1,955	1,961
KKR CLO 29 Ltd.
Series A-29A, 0.00%, (3 Month USD LIBOR + 1.20%), 01/15/32 (a)	2,750	2,750
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 12/15/25 (a)	1,020	1,019
Series 2021-D-KDIP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/25 (a)	735	734
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,410	1,441
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.41%, (3 Month USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,635
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 0.00%, (3 Month USD LIBOR + 0.99%), 04/20/32 (a)	1,715	1,715
Magnetite XVI, Limited
Series 2015-AR-16A, 1.02%, (3 Month USD LIBOR + 0.80%), 01/18/28 (a)	5,002	4,996
Merit 2020-Hill
Series 2020-B-HILL, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 08/17/37 (a)	925	928
Series 2020-C-HILL, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 08/17/37 (a)	845	848
Series 2020-D-HILL, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 08/17/37 (a)	1,115	1,120
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	792	811
MFRA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (a)	1,701	1,693
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (a)	138	139
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	826	841
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	76	76
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	769
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (a)	255	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (a)	955	1,031
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.18%, 11/13/24 (a)	2,330	2,258
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,921
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/21 (a)	1,395	1,387
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	766	775
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	1,206	1,226
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	208	208
Series 2015-A-1A, 2.52%, 12/20/32	511	514
Series 2015-B-1A, 2.96%, 12/20/32	351	353
Series 2017-A-1A, 2.42%, 12/20/34	184	190
Series 2017-B-1A, 2.75%, 12/20/34	62	64
Series 2017-C-1A, 2.99%, 12/20/34	171	173
Series 2020-B-1A, 2.73%, 10/20/37	626	639
Navient Funding, LLC
Series 2007-A4-7, 0.54%, (3 Month USD LIBOR + 0.33%), 01/25/22 (a)	969	959
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	2,066	2,032
Navient Private Education Refi Loan Trust
Series 2019-A1-EA, 2.39%, 06/15/22	19	19
Series 2019-A-GA, 2.40%, 05/15/28	3,384	3,449
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,045
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	5,251
Series 2020-A2A-A, 2.46%, 11/15/68	1,550	1,590
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	2,237	2,296
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	1,717	1,732
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	929	932
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	1,152	1,156
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	1,224	1,231
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	2,770	2,765
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.07%, (1 Month USD LIBOR + 0.95%), 07/25/22 (a)	1,610	1,618
Nelnet, Inc.
Series 2005-A4-4, 0.37%, (3 Month USD LIBOR + 0.18%), 03/22/32 (a)	1,572	1,525
Neuberger Berman Loan Advisers CLO 32 Ltd
Series 2019-AR-32A, 1.18%, (3 Month USD LIBOR + 0.99%), 01/20/32 (a)	4,375	4,373
Neuberger Berman Loan Advisers CLO 38 Ltd
Series 2020-A-38A, 1.52%, (3 Month USD LIBOR + 1.30%), 10/20/32 (a)	2,065	2,070
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 1.25%, (3 Month USD LIBOR + 1.06%), 04/18/33 (a)	1,245	1,246
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.39%, (1 Month USD LIBOR + 1.29%), 04/15/21 (a)	4,180	4,133
New Residential Mortgage Loan Trust
Series 2019-A1-NQM3, REMIC, 2.80%, 07/25/49 (a)	1,591	1,641
Series 2019-A3-NQM3, REMIC, 3.09%, 07/25/49 (a)	908	942
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (a)	1,779	1,839
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	2,306	2,328
New Residential Mortgage Loan Trust 2021-NQM1R
Series 2021-A1-NQ1R, REMIC, 0.94%, 01/25/49 (a)	3,731	3,722
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,835	1,863
Nissan Master Owner Trust Receivables
Series 2019-A-B, 0.54%, (1 Month USD LIBOR + 0.43%), 11/15/21 (a)	2,375	2,380
Series 2019-A-A, 0.67%, (1 Month USD LIBOR + 0.56%), 02/15/22 (a)	2,860	2,872
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.87%, (1 Month USD LIBOR + 0.75%), 02/25/27 (a)	1,183	1,179
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (a)	2,241	2,291
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (a)	550	561
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	2,445	2,498
OBX 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (a)	3,305	3,309
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.02%, (1 Month USD LIBOR + 0.90%), 07/25/23 (a)	707	708
Series 2019-2A2-EXP2, REMIC, 1.32%, (1 Month USD LIBOR + 1.20%), 07/25/24 (a)	1,589	1,598
Series 2019-2A1-EXP3, REMIC, 1.02%, (1 Month USD LIBOR + 0.90%), 09/25/59 (a)	1,796	1,797
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	1,317	1,342
Series 2020-2A2-EXP1, REMIC, 1.07%, (1 Month USD LIBOR + 0.95%), 01/26/60 (a)	1,318	1,320
OCP CLO Ltd
Series 2014-A1RR-7A, 1.34%, (3 Month USD LIBOR + 1.12%), 07/20/29 (a)	6,010	6,010
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 03/15/23 (a)	3,445	3,430
Series 2021-C-PARK, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 03/15/23 (a)	1,840	1,822
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 1.39%, (3 Month USD LIBOR + 1.17%), 10/17/29 (a)	1,478	1,478
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1A-3A, 1.60%, (3 Month USD LIBOR + 1.37%), 11/17/31 (a)	2,040	2,045
Palmer Square CLO Ltd
Series 2020-A1A-2A, 1.90%, (3 Month USD LIBOR + 1.70%), 07/15/31 (a)	855	857
Reese Park CLO, Ltd.
Series 2020-A-1A, 1.51%, (3 Month USD LIBOR + 1.32%), 10/15/32 (a)	2,045	2,048
Santander Drive Auto Receivables Trust
Series 2019-B-2, 2.79%, 10/15/21	1,133	1,139
Series 2018-C-1, 2.96%, 02/15/22	87	88
Series 2019-C-1, 3.42%, 11/15/22	1,985	2,009
Series 2019-D-2, 3.22%, 07/15/25	545	566
Series 2019-B-3, REMIC, 2.28%, 10/15/21	1,806	1,814
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,939
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,882
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,039
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,739
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,571
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,711	1,727
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,743
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,377
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	3,860	3,915
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, REMIC, 1.14%, 04/20/24	4,725	4,714
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,529
Series SBATT-1C-181, 3.45%, 03/15/23 (b)	3,740	3,942
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,110
Series 2020-2C-1, 1.88%, 01/15/26	730	727
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (a)	260	267
Sequoia Mortgage Trust
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	301	302
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (a)	369	375
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (a)	241	246
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (a)	564	575
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	1,127	1,142
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (a)	1,655	1,687
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	2,978	2,992
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	900	927
Sierra Timeshare Receivables Funding LLC
Series 2017-A-1A, 2.91%, 07/20/24	757	768
Series 2019-A-1A, 3.20%, 01/20/36	542	561
Series 2019-A-2A, 2.59%, 05/20/36	1,782	1,834
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 06/15/21 (a) (g)	1,646	1,645
Series 2018-D-FUN, REMIC, 1.96%, (1 Month USD LIBOR + 1.85%), 06/15/21 (a) (g)	1,824	1,779
SLM Student Loan Trust
Series 2010-A-1, 0.51%, (1 Month USD LIBOR + 0.40%), 03/25/25 (a)	2,157	2,144
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.11%, (1 Month USD LIBOR + 1.00%), 04/15/23 (a)	307	307
Series 2018-A2B-B, 0.83%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (b)	3,887	3,882
Series 2014-A3-A, 1.61%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,471
Series 2016-A2B-C, 1.21%, (1 Month USD LIBOR + 1.10%), 09/15/34 (a)	1,938	1,955
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	6,000	5,998
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	990	991
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (a)	688	695
Starwood Mortgage Residential Trust
Series 2019-A1-1, REMIC, 2.94%, 06/25/49 (a)	1,124	1,133
Series 2019-A3-1, REMIC, 3.30%, 06/25/49 (a)	1,245	1,247
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (a)	202	204
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (a)	777	791
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	865	869
Starwood Mortgage Residential Trust 2018-IMC2
Series 2018-A3-IMC2, REMIC, 4.38%, 10/26/48 (a)	2,176	2,219
Symphony CLO XXIII, Ltd.
Series 2020-A-23A, 1.53%, (3 Month USD LIBOR + 1.32%), 01/17/34 (a)	4,155	4,163
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.19%, (3 Month USD LIBOR + 1.08%), 04/20/33 (a)	1,290	1,290
Synchrony Credit Card Master Note Trust
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,814
Towd Point Mortgage Trust
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	95	96
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	221	223
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	652	663
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	170	171
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,024	1,048
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	3,133	3,227
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	489	506
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	387	396
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	255	261
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (a)	2,935	3,059
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (a)	2,625	2,734
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	1,508	1,536
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	808	780
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,738
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,360
Verus Securitization Trust
Series 2019-A1-INV1, REMIC, 3.40%, 12/25/58 (a) (g)	586	588
Series 2019-M1-INV1, REMIC, 4.03%, 12/25/58 (a)	495	507
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (g)	1,087	1,094
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (a) (g)	2,286	2,327
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (a) (g)	1,912	1,937
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	2,979	3,038
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (a)	1,436	1,470
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	385	388
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	3,264	3,296
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	964	960
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (a)	1,476	1,457
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (a)	881	870
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	2,395	2,396
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	755	768
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (a)	879	887
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,107
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,101
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (a)	487	490
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,013
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,845
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,596
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	921
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,209
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,379

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Communication Services 0.0%
Crown Communication Inc.
Series 2018-C2023-2, 3.72%, 07/15/23	220	227
Total Non-U.S. Government Agency Asset-Backed Securities (cost $500,178)		504,257
GOVERNMENT AND AGENCY OBLIGATIONS 19.1%
U.S. Treasury Note 12.9%
Treasury, United States Department of
2.38%, 03/15/22 (h)	1,275	1,303
2.13%, 05/15/22	3,780	3,866
1.75%, 06/15/22 - 07/15/22	94,540	96,423
0.13%, 09/30/22 - 08/15/23	104,250	104,165
1.38%, 10/15/22	26,350	26,852
		232,609
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	715	810
2.33%, (1 Year USD LIBOR + 1.75%), 09/01/33 (a)	6	6
2.42%, (1 Year Treasury + 2.19%), 09/01/33 (a)	18	19
6.00%, 09/01/34 - 01/01/38	540	635
2.25%, (1 Year Treasury + 2.11%), 10/01/34 (a)	13	13
2.30%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	6	6
2.37%, (1 Year Treasury + 2.25%), 11/01/34 - 02/01/35 (a)	35	37
2.39%, (1 Year USD LIBOR + 1.89%), 11/01/34 (a)	8	8
2.40%, (1 Year USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.00%, 11/01/34	339	363
2.05%, (1 Year USD LIBOR + 1.68%), 01/01/35 (a)	5	6
2.00%, (1 Year USD LIBOR + 1.62%), 02/01/35 (a)	6	7
2.00%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	14	15
2.05%, (1 Year USD LIBOR + 1.68%), 02/01/35 (a)	6	7
2.23%, (1 Year Treasury + 2.11%), 02/01/35 (a)	13	14
2.28%, (1 Year USD LIBOR + 1.90%), 02/01/35 (a)	14	14
2.68%, (1 Year USD LIBOR + 1.75%), 06/01/35 (a)	125	131
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (a)	206	218
2.61%, (1 Year USD LIBOR + 1.70%), 10/01/35 (a)	38	40
2.10%, (1 Year USD LIBOR + 1.73%), 11/01/35 (a)	45	46
2.34%, (1 Year USD LIBOR + 1.60%), 03/01/36 (a)	56	59
7.50%, 06/01/38	325	380
7.00%, 03/01/39	331	390
4.50%, 03/01/49	661	719
4.00%, 12/01/49	909	990
Federal National Mortgage Association, Inc.
4.50%, 04/01/23 - 12/01/48	8,245	9,044
5.00%, 05/01/23 - 07/01/41	3,057	3,458
5.50%, 01/01/24 - 12/01/39	4,773	5,505
3.50%, 11/01/26 - 10/01/49	1,682	1,794
3.00%, 09/01/28 - 02/01/35	3,566	3,798
6.50%, 07/01/32 - 12/01/32	252	293
2.45%, (1 Year USD LIBOR + 1.62%), 03/01/33 (a)	1	1
1.81%, (6 Month USD LIBOR + 1.41%), 06/01/33 (a)	8	8
2.83%, (1 Year Treasury + 2.23%), 06/01/33 (a)	95	100
2.66%, (1 Year Treasury + 2.20%), 07/01/33 (a)	5	5
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (a)	73	77
6.00%, 03/01/34 - 02/01/49	3,689	4,341
2.79%, (1 Year Treasury + 2.31%), 04/01/34 (a)	2	2
2.10%, (1 Year USD LIBOR + 1.58%), 10/01/34 (a)	3	3
1.84%, (1 Year USD LIBOR + 1.35%), 11/01/34 (a)	2	2
2.18%, (1 Year USD LIBOR + 1.67%), 11/01/34 (a)	18	19
2.61%, (1 Year Treasury + 2.36%), 11/01/34 (a)	95	99
2.08%, (1 Year USD LIBOR + 1.68%), 12/01/34 (a)	11	11
1.91%, (1 Year USD LIBOR + 1.54%), 01/01/35 (a)	11	11
1.91%, (1 Year USD LIBOR + 1.53%), 01/01/35 (a)	17	17
1.98%, (1 Year USD LIBOR + 1.59%), 01/01/35 (a)	13	14
2.01%, (1 Year USD LIBOR + 1.63%), 01/01/35 (a)	4	4
2.01%, (1 Year USD LIBOR + 1.63%), 02/01/35 (a)	9	9
2.32%, (1 Year Treasury + 2.20%), 02/01/35 (a)	18	19
2.91%, (1 Year USD LIBOR + 1.38%), 03/01/35 (a)	9	9
2.38%, (1 Year Treasury + 1.82%), 04/01/35 (a)	97	102
3.61%, (1 Year USD LIBOR + 1.81%), 04/01/35 (a)	22	23
3.74%, (1 Year USD LIBOR + 1.99%), 04/01/35 (a)	134	141
2.87%, (1 Year USD LIBOR + 1.43%), 05/01/35 (a)	94	98
3.08%, (1 Year USD LIBOR + 1.41%), 05/01/35 (a)	29	30
3.38%, (1 Year USD LIBOR + 1.61%), 05/01/35 (a)	12	13
2.69%, (1 Year USD LIBOR + 1.69%), 06/01/35 (a)	52	54
2.81%, (1 Year Treasury + 2.30%), 06/01/35 (a)	83	87
2.81%, (1 Year USD LIBOR + 1.84%), 07/01/35 (a)	51	54
1.62%, (6 Month USD LIBOR + 1.37%), 08/01/35 (a)	116	120
2.50%, (1 Year USD LIBOR + 1.61%), 08/01/35 (a)	75	79
2.02%, (1 Year USD LIBOR + 1.48%), 11/01/35 (a)	116	121
2.18%, (1 Year USD LIBOR + 1.69%), 11/01/35 (a)	78	81
2.06%, (1 Year USD LIBOR + 1.69%), 02/01/36 (a)	79	83
2.17%, (1 Year Treasury + 2.05%), 02/01/36 (a)	74	78
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (a)	69	72
3.33%, (1 Year USD LIBOR + 1.74%), 03/01/36 (a)	60	63
TBA, 2.00%, 04/15/36 (i)	5,985	6,142
4.00%, 08/01/43 - 01/01/50	2,611	2,840
2.50%, 11/01/50	1,335	1,371
TBA, 3.00%, 04/15/51 (i)	3,080	3,208
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	2,313	2,426
Ginnie Mae II
TBA, 4.00%, 05/15/51 (i)	1,685	1,801
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	2,366	2,610
6.00%, 07/15/36	664	769
4.50%, 09/20/40	374	419
3.50%, 03/20/43 - 04/20/43	1,703	1,852
5.50%, 09/15/45 - 12/20/48	2,244	2,537
3.00%, 09/20/49	427	436
		61,288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 2.0%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.66%, (1 Month USD LIBOR + 3.55%), 01/25/27 (a)	1,794	1,846
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.11%, (1 Month USD LIBOR + 4.00%), 08/26/24 (a)	621	632
Series 2015-M3-DNA3, REMIC, 4.81%, (1 Month USD LIBOR + 4.70%), 04/25/28 (a)	2,861	2,963
Series 2016-M3-DNA2, REMIC, 4.76%, (1 Month USD LIBOR + 4.65%), 10/25/28 (a)	1,449	1,513
Series 2017-M1-DNA2, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 10/25/29 (a)	587	588
Series 2017-M1-DNA3, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 03/25/30 (a)	265	266
Series 2018-M2AS-DNA2, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 12/26/30 (a)	2,015	2,013
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR + 0.70%), 08/25/33 (a)	3,450	3,445
Series 2021-M1-DNA2, REMIC, 0.81%, (SOFR + 0.80%), 08/25/33 (a)	2,195	2,195
Series PA-3713, REMIC, 2.00%, 02/15/40	1,219	1,240
Series 2017-M1-SC02, REMIC, 3.84%, 05/25/47 (a)	188	187
Series 2018-M1-DNA3, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 09/25/48 (a)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,438
Series 2020-M1-DNA2, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 02/25/50 (a)	879	879
Series 2020-M1-HQA4, REMIC, 1.42%, (1 Month USD LIBOR + 1.30%), 09/26/50 (a)	705	705
Series 2020-M1-DNA5, REMIC, 1.34%, (SOFR + 1.30%), 10/25/50 (a)	1,029	1,030
Series 2020-M1-HQA5, REMIC, 1.12%, (SOFR + 1.10%), 11/25/50 (a)	1,115	1,116
Series 2020-M1-DNA6, REMIC, 0.92%, (SOFR + 0.90%), 12/27/50 (a)	859	860
Series 2021-M1-DNA1, REMIC, 0.67%, (SOFR + 0.65%), 01/25/51 (a)	1,065	1,064
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.46%, (1 Month USD LIBOR + 1.35%), 09/25/29 (a)	1,173	1,175
Series 2017-2ED2-C04, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 11/26/29 (a)	1,058	1,034
Series 2017-1ED3-C05, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 01/25/30 (a)	1,075	1,058
Series 2018-1ED2-C01, REMIC, 0.96%, (1 Month USD LIBOR + 0.85%), 07/25/30 (a)	1,661	1,632
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	789	797
Freddie Mac STACR REMIC Trust 2020-DNA4
Series 2020-M1-DNA4, REMIC, 1.61%, (1 Month USD LIBOR + 1.50%), 08/25/50 (a)	293	293
Freddie Mac STACR REMIC Trust 2020-HQA2
Series 2020-M1-HQA2, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 03/25/50 (a)	2,055	2,057
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 02/25/47 (a)	1,149	1,151
Series 2018-M1-HQA2, REMIC, 0.86%, (1 Month USD LIBOR + 0.75%), 10/26/48 (a)	207	207
Series 2019-M2-HRP1, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 02/25/49 (a)	1,446	1,436
		36,824
Municipal 0.8%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	82
2.06%, 12/01/24	235	241
Connecticut, State of
2.00%, 07/01/23	225	233
2.00%, 07/01/24	570	596
2.10%, 07/01/25	380	396
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	495
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,341
Houston, City of
0.88%, 07/01/22	175	176
1.05%, 07/01/23	295	298
1.27%, 07/01/24	980	993
Illinois, State of
2.25%, 10/01/22	4,095	4,118
Long Island Power Authority
0.76%, 03/01/23	725	726
The Port Authority of New York and New Jersey
1.09%, 07/01/23	2,720	2,761
		14,542
Total Government And Agency Obligations (cost $342,610)		345,263
SHORT TERM INVESTMENTS 2.6%
Commercial Paper 1.4%
AT&T Inc.
0.41%, 12/14/21 (j)	6,045	6,031
Conagra Brands, Inc.
0.32%, 04/08/21 (j)	8,210	8,210
Jabil Inc.
0.68%, 04/15/21 (j)	4,285	4,284
Ovintiv Canada ULC
%, 04/26/21 (j)	4,260	4,257
0.50%, 04/26/21 (j)	1,185	1,184
		23,966
Investment Companies 1.2%
T. Rowe Price Government Reserve Fund, 0.04% (k) (l)	21,882	21,882
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (k) (l)	408	408
Total Short Term Investments (cost $46,252)		46,256
Total Investments 101.2% (cost $1,800,317)		1,825,547
Other Derivative Instruments 0.0%		151
Other Assets and Liabilities, Net (1.2)%		(21,752)
Total Net Assets 100.0%		1,803,946

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $283,170 and 15.7% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) All or a portion of the security was on loan as of March 31, 2021.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $11,235.

(j) The coupon rate represents the yield to maturity.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

as of March 31, 2021.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,687	3,753	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,793	3,772	0.2
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,089	2,115	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,111	3,113	0.2
Guangzhou Metro Investment Finance Ltd, 1.51%, 09/17/25	02/19/21	3,629	3,570	0.2
Hero Asia Investment Limited, 1.50%, 11/18/23	11/10/20	4,487	4,506	0.3
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,357	4,396	0.2
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,673	3,671	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,412	4,374	0.2
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,760	2,766	0.2
Prosperous Ray Limited, 4.63%, 11/12/23	10/16/20	3,256	3,251	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,872	2,871	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,574	1,555	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,654	3,739	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/19/20	2,589	2,644	0.1
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,105	4,133	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,527	3,463	0.2
		57,575	57,692	3.2

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,348	July 2021	297,830	(63)	(291)

Short Contracts
United States 10 Year Note	(318)	June 2021	(42,724)	79	1,086
United States 10 Year Ultra Bond	(26)	June 2021	(3,768)	9	32
United States 5 Year Note	(765)	July 2021	(95,356)	126	956
				214	2,074

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.0%
Energy 19.2%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	2,875	2,874
8.25%, 12/31/28 (a)	3,635	3,784
Cheniere Energy, Inc.
4.50%, 10/01/29	6,065	6,295
CNX Resources Corporation
7.25%, 03/14/27 (a)	6,400	6,872
6.00%, 01/15/29 (a)	2,920	3,033
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,585	6,861
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	7,233
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (a)	5,990	6,039
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)	5,079	4,090
10.50%, 05/15/27 (a)	3,310	2,828
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	6,795	6,985
NGL Energy Partners LP
7.50%, 11/01/23	2,915	2,817
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,298
6.38%, 09/01/28	3,123	3,428
6.63%, 09/01/30	1,675	1,883
6.13%, 01/01/31	2,285	2,519
6.45%, 09/15/36	1,555	1,713
Parkland Fuel Corporation
5.88%, 07/15/27 (a)	3,255	3,472
PDC Energy, Inc.
5.75%, 05/15/26	6,195	6,444
PDV America, Inc.
9.25%, 08/01/24 (a)	6,840	6,857
SM Energy Company
5.63%, 06/01/25	5,045	4,668
6.63%, 01/15/27	2,290	2,105
Sunoco LP
4.50%, 05/15/29 (a)	1,387	1,382
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	5,275	5,311
6.00%, 12/31/30 (a)	3,030	2,998
Targa Resource Corporation
6.50%, 07/15/27	2,000	2,173
5.50%, 03/01/30	9,000	9,448
Transocean Pontus Limited
6.13%, 08/01/25 (a)	3,730	3,549
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,763	2,615
Western Midstream Operating, LP
4.65%, 07/01/26	4,540	4,777
4.75%, 08/15/28	3,140	3,281
		131,632
Communication Services 14.9%
Avaya, Inc.
6.13%, 09/15/28 (a)	5,830	6,194
Clear Channel International B.V.
6.63%, 08/01/25 (a)	2,745	2,869
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	6,820	6,759
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	6,839
CSC Holdings, LLC
4.13%, 12/01/30 (a)	6,665	6,609
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,630
Entercom Communications Corp.
6.75%, 03/31/29 (a)	4,035	4,196
iHeartCommunications, Inc.
8.38%, 05/01/27	6,250	6,704
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	3,030	3,230
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	1,750	1,769
3.63%, 01/15/29 (a)	7,480	7,255
Lumen Technologies Inc.
4.50%, 01/15/29 (a)	3,030	2,957
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	7,605	7,979
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,990	6,732
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,970	6,720
Telesat Canada
6.50%, 10/15/27 (a)	5,572	5,577
Univision Communications Inc.
9.50%, 05/01/25 (a)	5,000	5,507
Urban One, Inc.
7.38%, 02/01/28 (a)	6,695	6,932
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,255
		102,713
Consumer Discretionary 13.6%
Adtalem Global Education Inc.
5.50%, 03/01/28 (a)	5,930	5,872
Carnival Corporation
5.75%, 03/01/27 (a)	6,925	7,109
Core & Main LP
8.63%, 09/15/24 (a) (c)	5,360	5,469
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	5,068	5,090
G-III Apparel Group, Ltd.
7.88%, 08/15/25 (a)	3,070	3,366
IRB Holding Corp.
6.75%, 02/15/26 (a)	6,530	6,756
LSF9 Atlantis
7.75%, 02/15/26 (a)	6,890	7,040
Macys Retail Holdings
5.88%, 04/01/29 (a) (b)	4,905	5,037
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	3,735	3,818
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	5,596	6,024
Seaworld Entertainment, Inc.
9.50%, 08/01/25 (a)	6,545	7,119
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	5,000	5,175
Six Flags Operations Inc.
4.88%, 07/31/24 (a)	5,922	5,987
Studio City Finance Limited
5.00%, 01/15/29 (a)	6,860	6,885
Tenneco Inc.
5.00%, 07/15/26 (b)	6,935	6,569
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	6,070	6,326
		93,642
Financials 8.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,035	3,396
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (a)	8,000	7,558
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	6,535	6,740
EG Global Finance PLC
6.75%, 02/07/25 (a)	5,400	5,555
Ford Motor Credit Company LLC
3.82%, 11/02/27	2,632	2,661
5.11%, 05/03/29	6,295	6,754
4.00%, 11/13/30	4,140	4,107
The PRA Group, Inc.
7.38%, 09/01/25 (a)	4,605	4,922
USA Compression Finance Corp.
6.88%, 09/01/27	5,300	5,460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	12,468	13,604
		60,757
Industrials 8.6%
American Airlines, Inc.
11.75%, 07/15/25 (a)	2,630	3,252
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	5,625	5,904
Bombardier Inc.
6.00%, 10/15/22 (a)	6,350	6,349
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,575	7,406
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)	5,840	5,673
Herc Holdings Inc.
5.50%, 07/15/27 (a)	5,000	5,319
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (a)	930	973
Rolls-Royce Plc
5.75%, 10/15/27 (a)	6,395	6,803
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	6,855
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	5,615
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	4,945	5,014
		59,163
Materials 5.1%
Allegheny Technologies Incorporated
7.88%, 08/15/23 (d) (e)	5,618	6,091
CVR Partners, LP
9.25%, 06/15/23 (a)	6,190	6,239
Element Solutions, Inc.
3.88%, 09/01/28 (a)	5,490	5,406
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	6,513
IAMGOLD Corporation
5.75%, 10/15/28 (a)	6,760	6,841
Warrior Met Coal, Inc.
8.00%, 11/01/24 (a)	4,090	4,197
		35,287
Consumer Staples 4.6%
Coty Inc.
6.50%, 04/15/26 (a)	6,390	6,438
Rite Aid Corporation
7.50%, 07/01/25 (a)	6,570	6,824
Safeway Inc.
3.50%, 03/15/29 (a)	3,485	3,313
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	13,607	13,604
Signal Parent Incorporated
6.13%, 04/01/29 (a)	1,150	1,140
		31,319
Health Care 4.3%
DaVita Inc.
3.75%, 02/15/31 (a)	6,895	6,571
Emergent BioSolutions Inc.
3.88%, 08/15/28 (a)	5,505	5,395
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	6,335	6,219
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (a)	4,050	4,445
Tenet Healthcare Corporation
6.13%, 10/01/28 (a)	4,585	4,777
6.88%, 11/15/31	2,023	2,264
		29,671
Information Technology 4.1%
NCR Corporation
5.75%, 09/01/27 (a)	3,595	3,800
5.00%, 10/01/28 (a)	850	859
5.13%, 04/15/29 (a)	2,155	2,175
Seagate HDD Cayman
3.13%, 07/15/29 (a)	7,050	6,809
Veritas USA Inc.
10.50%, 02/01/24 (a) (b)	3,633	3,731
7.50%, 09/01/25 (a)	5,675	5,900
ViaSat, Inc.
6.50%, 07/15/28 (a)	4,625	4,873
		28,147
Real Estate 3.8%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a)	6,915	7,110
Iron Mountain Incorporated
5.00%, 07/15/28 (a)	2,300	2,354
Service Properties Trust
4.95%, 02/15/27 (b)	2,815	2,783
3.95%, 01/15/28	8,356	7,708
XHR LP
6.38%, 08/15/25 (a)	5,735	6,056
		26,011
Utilities 1.0%
Calpine Corporation
3.75%, 03/01/31 (a)	7,295	6,953
Total Corporate Bonds And Notes (cost $586,915)		605,295
SENIOR FLOATING RATE INSTRUMENTS 7.6%
Consumer Discretionary 4.6%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.61%, (1 Month USD LIBOR + 4.50%), 06/19/25 (f)	6,942	6,951
Enterprise Development Authority
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (f) (g)	5,450	5,464
PetSmart, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/31/24 (f) (g)	6,820	6,805
Rent-A-Center, Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 02/04/28 (f)	6,960	6,989
Staples, Inc.
7 Year Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 04/05/26 (f) (g)	5,629	5,483
		31,692
Industrials 2.0%
American Airlines, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (f) (g)	6,735	6,893
Tutor Perini Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 08/13/27 (f) (g)	6,763	6,831
		13,724
Consumer Staples 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (f) (g)	6,850	6,853
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (h) (i)	751	45
		6,898
Total Senior Floating Rate Instruments (cost $52,769)		52,314
PREFERRED STOCKS 0.7%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (j)	461	3,978
Financials 0.1%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	49	985
Total Preferred Stocks (cost $3,986)		4,963
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (h) (k)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (h) (k)	27	1
Total Warrants (cost $8)		4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (h) (k)	5	3
Total Common Stocks (cost $16)		3
SHORT TERM INVESTMENTS 6.3%
Securities Lending Collateral 3.9%
JNL Securities Lending Collateral Fund, 0.00% (l) (m)	26,764	26,764
Investment Companies 2.4%
JNL Government Money Market Fund, 0.00% (l) (m)	20	20
T. Rowe Price Government Reserve Fund, 0.04% (l) (m)	16,692	16,692
		16,712
Total Short Term Investments (cost $43,476)		43,476
Total Investments 102.6% (cost $687,170)		706,055
Other Assets and Liabilities, Net (2.6)%		(18,072)
Total Net Assets 100.0%		687,983

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $485,221 and 70.5% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.0%
Financials 20.8%
American Express Company (a)	7	919
American International Group, Inc.	2,006	92,714
Bank of America Corporation	2,446	94,626
Chubb Limited	258	40,813
Citizens Financial Group Inc.	346	15,259
Equitable Holdings, Inc.	2,179	71,095
JPMorgan Chase & Co.	522	79,497
Loews Corp.	82	4,212
Marsh & McLennan Companies, Inc.	159	19,389
MetLife, Inc.	1,276	77,566
Morgan Stanley	2,621	203,578
Principal Financial Group, Inc.	72	4,299
The Charles Schwab Corporation	1,142	74,455
The Goldman Sachs Group, Inc.	160	52,439
The Hartford Financial Services Group, Inc.	720	48,062
The PNC Financial Services Group, Inc.	164	28,758
The Travelers Companies, Inc.	176	26,501
Truist Financial Corporation	143	8,340
Wells Fargo & Company	2,415	94,361
		1,036,883
Industrials 16.3%
Caterpillar Inc.	446	103,374
CSX Corp.	70	6,759
Deere & Company	204	76,382
FedEx Corporation	148	41,988
Fortive Corporation	50	3,553
General Electric Company	13,417	176,163
Honeywell International Inc.	346	75,063
Hubbell Inc.	152	28,387
Jacobs Engineering Group Inc.	418	53,974
Johnson Controls International Public Limited Company	380	22,702
Norfolk Southern Corporation	232	62,291
Schneider Electric SE (a)	84	12,848
Southwest Airlines Co. (a)	618	37,711
Union Pacific Corporation	92	20,338
United Parcel Service Inc. - Class B	209	35,512
United Rentals Inc. (a)	158	51,866
		808,911
Information Technology 15.1%
Analog Devices, Inc.	271	42,047
Applied Materials, Inc.	910	121,558
ASML Holding - ADR	73	44,774
Broadcom Inc.	131	60,646
Citrix Systems Inc.	7	920
Fiserv, Inc. (a)	288	34,265
Intel Corporation	231	14,778
Keysight Technologies, Inc. (a)	6	809
KLA-Tencor Corp.	59	19,616
Microchip Technology Incorporated	80	12,356
Micron Technology, Inc. (a)	406	35,796
Microsoft Corporation	703	165,786
NXP Semiconductors N.V.	304	61,261
Qualcomm Incorporated	465	61,681
Salesforce.Com, Inc. (a)	26	5,445
Synopsys Inc. (a)	9	2,331
Texas Instruments Incorporated	100	18,898
Visa Inc. - Class A	212	44,802
Xilinx, Inc. (a)	19	2,379
		750,148
Health Care 11.9%
Abbott Laboratories	200	24,004
AbbVie Inc.	330	35,751
Agilent Technologies, Inc.	325	41,312
Anthem, Inc.	137	49,189
AstraZeneca PLC - ADR (b)	79	3,938
Bausch Health Companies Inc. (a)	372	11,805
Centene Corporation (a)	67	4,290
Danaher Corporation	381	85,667
Elanco Animal Health (a)	750	22,093
Eli Lilly & Co.	170	31,711
HCA Healthcare, Inc.	334	62,946
Medtronic Public Limited Company	488	57,627
Merck & Co., Inc.	117	8,981
Stryker Corporation	149	36,177
Thermo Fisher Scientific Inc.	161	73,624
UnitedHealth Group Incorporated	109	40,523
		589,638
Materials 8.8%
Avery Dennison Corporation	117	21,573
Ball Corporation	125	10,604
Freeport-McMoRan Inc. (a)	307	10,107
International Flavors & Fragrances Inc.	145	20,235
International Paper Company	1,462	79,042
Linde Public Limited Company	300	83,979
Packaging Corporation of America	459	61,712
PPG Industries, Inc.	257	38,593
Sherwin-Williams Co.	17	12,841
Southern Copper Corporation	15	985
Teck Resources Limited - Class B	389	7,451
Westrock Company, Inc.	1,768	92,030
		439,152
Communication Services 7.8%
Alphabet Inc. - Class C (a)	123	253,635
Charter Communications, Inc. - Class A (a)	16	10,057
Comcast Corporation - Class A	321	17,348
Facebook, Inc. - Class A (a)	90	26,537
Live Nation Entertainment, Inc. (a)	96	8,112
Walt Disney Co.	403	74,402
		390,091
Consumer Discretionary 6.7%
AutoZone, Inc. (a)	8	11,094
General Motors Company (a)	1,080	62,067
Hilton Worldwide Holdings Inc. (a)	227	27,442
L Brands, Inc. (a)	192	11,867
Lowe`s Companies, Inc.	74	13,978
Marriott International, Inc. - Class A (a)	114	16,822
McDonald's Corporation	88	19,695
Ross Stores Inc.	114	13,620
Starbucks Corporation	284	30,989
The Home Depot, Inc.	119	36,252
TJX Cos. Inc.	429	28,404
Vail Resorts, Inc. (a)	7	2,129
Yum! Brands, Inc.	528	57,123
		331,482
Utilities 5.7%
Ameren Corporation	169	13,777
Dominion Energy, Inc.	90	6,838
DTE Energy Company	42	5,619
Evergy, Inc.	260	15,490
FirstEnergy Corp.	99	3,445
NextEra Energy, Inc.	537	40,602
Public Service Enterprise Group Inc.	560	33,739
Sempra Energy	581	77,018
The AES Corporation	559	14,979
The Southern Company	1,009	62,744
WEC Energy Group Inc.	74	6,971
Xcel Energy Inc.	54	3,618
		284,840
Real Estate 3.4%
Equinix, Inc.	13	8,699
ProLogis Inc.	821	87,020
Welltower Inc.	421	30,181
Weyerhaeuser Company	1,288	45,865
		171,765
Consumer Staples 1.9%
Darling Ingredients Inc. (a)	374	27,484
Mondelez International, Inc. - Class A	188	11,029
Procter & Gamble Co. (a)	217	29,429
Walgreens Boots Alliance, Inc.	107	5,869
Walmart Inc.	144	19,505
		93,316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Energy 0.6%
ConocoPhillips	105	5,573
Devon Energy Corporation	739	16,157
EOG Resources, Inc.	101	7,311
		29,041
Total Common Stocks (cost $3,846,481)		4,925,267
PREFERRED STOCKS 0.4%
Utilities 0.4%
The AES Corporation, 6.88%, 02/15/24 (c)	110	11,368
The Southern Company, 6.75%, 08/01/22 (c)	124	6,331
		17,699
Communication Services 0.0%
ViacomCBS Inc., 5.75%, 04/01/24 (c)	22	1,489
Total Preferred Stocks (cost $18,810)		19,188
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
T. Rowe Price Government Reserve Fund, 0.04% (d) (e)	13,760	13,760
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.00% (d) (e)	6	6
Total Short Term Investments (cost $13,766)		13,766
Total Investments 99.7% (cost $3,879,057)		4,958,221
Other Assets and Liabilities, Net 0.3%		15,366
Total Net Assets 100.0%		4,973,587

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.9%
Switzerland 10.7%
Alcon AG	841	58,868
Lonza Group AG	90	50,739
Nestle SA - Class N	486	54,146
Sika AG	226	64,736
		228,489
United States of America 10.6%
Lululemon Athletica Inc. (a)	182	55,742
Mettler-Toledo International Inc. (a)	46	53,134
ResMed Inc.	346	67,090
Steris Limited	255	48,536
		224,502
China 7.5%
Shenzhou International Group Holdings Limited	2,214	46,359
Tencent Holdings Limited	793	63,095
Wuxi Biologics Cayman Inc (a)	3,937	49,733
		159,187
Canada 7.3%
Canadian Pacific Railway Limited (b)	243	92,013
Shopify Inc. - Class A (a)	58	63,999
		156,012
Netherlands 6.9%
Adyen B.V. (a)	21	48,234
ASML Holding - ADR	158	97,813
		146,047
France 6.2%
LVMH Moet Hennessy Louis Vuitton SE	135	90,290
Pernod-Ricard SA	219	40,969
		131,259
Taiwan 5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,028	121,586
United Kingdom 5.5%
AON Public Limited Company - Class A	174	39,975
Experian PLC	1,842	63,477
Smith & Nephew PLC	723	13,693
		117,145
Ireland 5.3%
Accenture Public Limited Company - Class A	304	83,926
Icon Public Limited Company (a)	151	29,619
		113,545
India 4.3%
HDFC Bank Limited - ADR (a)	1,169	90,788
Sweden 4.0%
Atlas Copco Aktiebolag - Class A	1,001	61,009
Evolution Gaming Group AB (publ)	156	22,984
		83,993
Hong Kong 3.8%
AIA Group Limited	6,555	80,375
Denmark 3.6%
DSV Panalpina A/S	394	77,372
Australia 3.6%
CSL Ltd.	377	76,151
Argentina 3.2%
MercadoLibre S.R.L (a)	46	68,416
Italy 2.9%
Ferrari N.V.	294	61,398
Japan 2.7%
Keyence Corp.	127	57,860
Spain 2.5%
Amadeus IT Group SA	761	53,987
Brazil 1.6%
Magazine Luiza S.A.	9,803	34,972
Total Common Stocks (cost $1,242,197)		2,083,084
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.00% (c) (d)	46,190	46,190
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	3,356	3,356
Total Short Term Investments (cost $49,546)		49,546
Total Investments 100.2% (cost $1,291,743)		2,132,630
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.2)%		(5,211)
Total Net Assets 100.0%		2,127,415

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL/WCM Focused International Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BBH	04/06/21	EUR	1,439	1,689	(4)
SEK/USD	BBH	04/06/21	SEK	1,311	150	(1)
SEK/USD	BBH	04/06/21	SEK	5,304	607	—
USD/GBP	BBH	04/06/21	GBP	(512)	(706)	1
					1,740	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 60.3%
Financials 46.5%
26 Capital Acquisition Corp. (a)	23	227
890 5th Avenue Partners, Inc. (a)	20	200
Accelerate Acquisition Corp. (a)	25	248
ACE Convergence Acquisition Corp. - Class A (a) (b)	55	548
Ajax I - Class A (a)	69	711
Altimar Acquisition Corp. II (a)	9	87
Altimar Acquisition Corp. III (a)	5	53
Altitude Acquisition Corp. - Class A (a)	14	138
American Equity Investment Life Holding Company (c)	2	60
Anzu Special Acquisition Corp I (a)	25	250
Apollo Strategic Growth Capital - Class A (a)	26	260
Archimedes Tech Spac Partners Co. (a)	25	246
Ares Acquisition Corp. (a)	48	477
Arrowroot Acquisition Corp. (a)	21	211
Artius Acquisition Inc. - Class A (a) (b)	57	580
Ascendant Digital Acquisition Corp. (a) (d)	11	105
Ascendant Digital Acquisition Corp. - Class A (a)	45	450
Atlas Crest Investment Corp. II (a)	23	235
Aurora Acquisition Corp. (a)	9	94
Austerlitz Acquisition Corp I (a)	25	251
Austerlitz Acquisition Corp II (a)	25	251
Authentic Equity Acquisition Corp. (a)	22	218
Avanti Acquisition Corp. - Class A (a) (b)	81	793
Bespoke Capital Acquisition Corp - Class A (a)	36	359
Blueriver Acquisition Corp. (a)	11	111
Bright Lights Acquisition Corp. (a)	91	907
Bright Lights Acquisition Corp. - Class A (a)	9	89
Builder Acquisition Corp. (a)	4	40
Burgundy Technology Acquisition Corporation (a)	13	136
Burgundy Technology Acquisition Corporation - Class A (a)	35	348
CA Healthcare Acquisition Corp. (a)	12	118
Carney Technology Acquisition Corp. II (a)	13	130
CC Neuberger Principal Holdings II - Class A (a) (b)	131	1,288
CF Acquisition Corp. IV - Class A (a)	37	364
CF Acquisition Corp. VI (a)	12	124
CF Acquisition Corp. VIII (a)	25	248
CHP Merger Corp. - Class A (a) (b)	61	604
Class Acceleration Corp. (a)	23	228
Climate Real Impact Solutions II Acquisition Corporation (a)	12	119
Cohn Robbins Holdings Corp. - Class A (a) (b)	68	670
Colicity Inc. (a)	24	246
Colonnade Acquisition Corp. II (a)	25	245
Compute Health Acquisition Corp. (a)	24	246
Concord Acquisition Corp. - Class A (a)	49	478
CONX Corp. - Class A (a) (b)	117	1,169
Corner Growth Acquisition Corp. (a)	12	122
COVA Acquisition Corp. (a)	24	243
D And Z Media Acquisition Corp. (a)	7	68
D8 Holdings Corp. - Class A (a)	7	67
Decarbonization Plus Acquisition Corporation II (a)	12	122
Deep Lake Capital Acquisition Corp. (a)	54	541
Delwinds Insurance Acquisition Corp. (a)	23	229
DFP Healthcare Acquisitions Corp. - Class A (a) (b)	56	560
Diamondhead Holdings Corp. (a)	12	118
Dragoneer Growth Opportunities Corp. III - Class A (a)	6	58
E.Merge Technology Acquisition Corp. - Class A (a)	48	468
Equity Distribution Acquisition Corp. - Class A (a) (b)	86	857
ESM Acquisition Corporation (a)	25	247
Falcon Capital Acquisition Corp. - Class A (a)	25	247
Far Peak Acquisition Corp. (a)	57	576
Far Peak Acquisition Corp. - Class A (a)	25	241
Finserv Acquisition Corp. II (a)	12	124
FinTech Evolution Acquisition Group (a)	16	160
FirstMark Horizon Acquisition Corp. (a)	12	131
Foley Trasimene Acquisition Corp. - Class A (a)	20	200
Foresight Acquisition Corp. (a)	14	144
Fortistar Sustainable Solutions Corp. (a)	21	205
Fortress Capital Acquisition Corp (a)	56	558
Fortress Value Acquisition Corp. IV (a)	7	71
Frazier Lifesciences Acquisition Corp. (a)	20	203
FTAC Athena Acquisition Corp. (a)	29	290
FTAC Hera Acquisition Corp. (a)	16	163
Fusion Acquisition Corp. - Class A (a) (b)	92	913
Fusion Acquisition Corp. II (a)	7	68
G Squared Ascend I Inc. (a)	29	295
Genworth Financial, Inc. - Class A (a)	25	84
Gigcapital4, Inc. (a)	12	122
Goal Acquisitions Corp. (a)	119	1,192
Golden Falcon Acquisition Corp. - Class A (a)	58	560
Gores Holdings V, Inc. (a)	—	—
Gores Holdings V, Inc. (a)	34	341
GS Acquisition Holdings Corp II - Class A (a) (b)	70	729
Haymaker Acquisition Corp. III (a)	13	126
Healthcare Services Acquisition Corporation - Class A (a)	58	561
Hennessy Capital Acquisition Corp. V (a)	20	200
HH&L Acquisition Co (a)	12	121
Highcape Capital Acquisition Corp. - Class A (a)	50	591
HPX Corp. - Class A (a)	34	339
Hudson Executive Investment Corp. - Class A (a)	59	582
Hudson Executive Investment Corp. II (a)	23	226
Independence Holdings Corp. (a)	25	247
INSU Acquisition Corp III (a)	27	271
Interprivate II Acquisition Corp. (a)	25	242
Interprivate III Financial Partners Inc. (a)	25	242
Interprivate IV Infratech Partners Inc. (a)	25	242
Isleworth Healthcare Acquisition Corp. (a)	3	30
Jack Creek Investment Corp. (a)	23	233
Jaws Mustang Acquisition Corp. (a)	11	110
JAWS Spitfire Acquisition Corp (a)	9	99
Kairos Acquisition Corp. (a)	57	573
Kensington Capital Acquisition Corp. II (a)	25	256
Khosla Ventures Acquisition Co - Class A (a)	6	60
KL Acquisition Corp. - Class A (a)	70	684
Kludein I Acquisition Corp. (a)	20	200
Landcadia Holdings III, Inc. (a)	25	263
Legato Merger Corp. (a)	8	86
Lerer Hippeau Acquisition Corp. - Class A (a)	25	242
LGL Systems Acquisition Corp. - Class A (a) (b)	88	870
Liberty Media Acquisition Corporation (a)	1	13
Longview Acquisition Corp. II (a)	19	193
Marlin Technology Corp. (a)	—	—
Marlin Technology Corp. - Class A (a)	77	735
Marquee Raine Acquisition Corp. (a)	59	597
Mason Industrial Technology, Inc. (a)	23	232
Medicus Sciences Acquisition Corp. (a)	6	59
Merida Merger Corp. I (a) (b)	147	1,455
Montes Archimedes Acquisition Corp. - Class A (a)	60	588
Motive Capital Corp - Class A (a)	23	228
Music Acquisition Corp. (a)	24	242
Nebula Caravel Acquisition Corp. - Class A (a)	25	246
New Vista Acquisition Corp (a)	60	595
Newbury Street Acquisition Corporation (a)	25	248
NextGen Acquisition Corp - Class A (a)	13	134
NextGen Acquisition Corp. II (a)	25	251
Noble Rock Acquisition Corp. (a)	36	361
North Atlantic Acquisition Corp. (a)	24	242
Northern Genesis Acquisition Corp. II (a)	26	267
Northern Star Investment Corp. II - Class A (a)	48	482
Novus Capital Corporation II (a)	12	121
Omega Alpha SPAC - Class A (a) (b)	50	496
Osprey Technology Acquisition Corp. - Class A (a)	18	188
Pathfinder Acquisition Corp. (a)	24	241
Peridot Acquisition Corp. II (a)	21	205
Pershing Square Tontine Holdings, Ltd. - Class A (a) (c)	8	201
Pioneer Merger Corp. (a)	24	237
Pivotal Investment Corporation III (a)	23	234
Plum Acquisition Corp. I (a)	25	250
Pontem Corp - Class A (a)	66	636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Power & Digital Infrastructure Acquisition Corp. (a)	12	121
Prime Impact Acquisition I (a)	7	69
Prime Impact Acquisition I - Class A (a) (b)	55	533
Priveterra Acquisition Corp. (a)	25	245
Progressive Acquisition Corporation (a)	3	26
Property Solutions Acquisition Corp. II (a)	12	122
Prospector Capital Corp. - Class A (a)	54	530
Queen's Gambit Growth Capital (a)	7	72
Redball Acquisition Corp. - Class A (a)	18	179
Reinvent Technology Partners Y (a)	27	266
RMG Acquisition Corp. III (a)	46	458
Roman DBDR Tech Acquisition Corp. - Class A (a)	25	248
Ross Acquisition Corp II (a)	22	215
ScION Tech Growth (a)	24	244
ScION Tech Growth I - Class A (a)	114	1,113
SCVX Corp. - Class A (a)	39	384
Senior Connect Acquisition Corp. I - Class A (a)	23	226
Simon Property Group Acquisition Holdings, Inc. (a)	24	244
Soaring Eagle Acquisition Corp. (a)	25	253
Sports Entertainment Acquisition Corp. (a)	23	238
Starboard Value Acquisition Corp. - Class A (a) (b)	41	407
Supernova Partners Acquisition Company III, Ltd. (a)	25	251
Sustainable Development Acquisition I Corp. (a)	22	218
Syncora Holdings Ltd. (a)	306	95
Tailwind Acquisition Corp. - Class A (a) (b)	36	360
Thimble Point Acquisition Corp. (a)	48	476
Thunder Bridge Acquisition II, Ltd - Class A (a) (b)	16	163
Thunder Bridge Capital Partners III, Inc. (a)	48	472
Tishman Speyer Innovation Corp. II (a)	47	475
TPG Pace Tech Opportunities Corp. - Class A (a)	65	641
Trebia Acquisition Corp. - Class A (a) (b)	105	1,043
Tribe Capital Growth Corp I (a)	22	222
Tuscan Holdings Corp. (a) (d)	20	200
TWC Tech Holdings II Corp. (a) (b)	88	862
Twelve Seas Investment Company II (a)	5	48
TZP Strategies Acquisition Corp. (a)	14	136
VectoIQ Acquisition Corp. II (a)	50	511
VG Acquisition Corp. - Class A (a)	32	330
Virgin Group Acquisition Corp. II (a)	25	249
Virtuoso Acquisition Corp. (a)	30	298
Vy Global Growth - Class A (a) (b)	64	643
Yucaipa Acquisition Corporation - Class A (a)	59	582
		58,418
Industrials 3.7%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	20	950
CoreLogic, Inc. (b) (c)	27	2,171
Kansas City Southern	6	1,602
		4,723
Health Care 3.5%
Alexion Pharmaceuticals, Inc. (a) (b)	8	1,149
Aphria Inc. (a)	50	926
GW Pharmaceuticals plc - ADR (a) (b)	7	1,504
PRA Health Sciences, Inc. (a)	4	679
Varian Medical Systems, Inc. (a)	1	123
		4,381
Information Technology 2.3%
Coherent Inc. (a) (c)	3	842
DigitalOcean Holdings, Inc. (a)	—	4
E2Open Parent Holdings, Inc. (a)	24	242
INPHI Corporation (a)	—	61
MagnaChip Semiconductor, Ltd. (a)	34	841
Maxim Integrated Products, Inc. (a)	1	128
Pluralsight, Inc. - Class A (a)	27	595
Xilinx, Inc. (a)	1	129
		2,842
Materials 1.8%
Diversey Holdings, Ltd. (a)	—	—
DuPont de Nemours, Inc. (c)	20	1,582
International Flavors & Fragrances Inc. (c)	5	705
		2,287
Consumer Discretionary 0.9%
eBay Inc. (c)	12	704
Rocket Internet SE (a)	25	251
The Michaels Companies, Inc. (a) (c)	8	171
		1,126
Communication Services 0.8%
Glu Mobile Inc. (a)	19	241
Match Group, Inc. (a) (c)	—	62
Sogou Inc. - Class A - ADR (a) (b)	47	354
Vodafone Group Public Limited Company - ADR (c)	20	361
		1,018
Energy 0.3%
Royal Dutch Shell PLC - Class B - ADR	11	406
Real Estate 0.3%
Brookfield Property Partners L.P.	21	366
Brookfield Property REIT Inc. (e)	1	23
		389
Consumer Staples 0.2%
TPCO Holding Corp. - Class A (a)	12	91
TPCO Holding Corp. - Class A (a)	20	146
		237
Total Common Stocks (cost $77,703)		75,827
OTHER EQUITY INTERESTS 6.3%
Altaba Inc. (a) (d) (f)	545	7,888
Total Other Equity Interests (cost $16,720)		7,888
CORPORATE BONDS AND NOTES 5.6%
Industrials 2.6%
APX Group, Inc.
7.88%, 12/01/22	2,023	2,031
Navistar International Corporation
6.63%, 11/01/25 (g)	1,194	1,241
		3,272
Consumer Discretionary 1.3%
Michaels Stores, Inc.
4.75%, 10/01/27 (g)	558	608
New Golden Nugget Inc.
6.75%, 10/15/24 (g)	580	587
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	501	524
		1,719
Information Technology 0.9%
Ingram Micro Inc.
5.45%, 12/15/24 (h) (i)	631	719
Pluralsight, Inc.
0.38%, 03/01/24 (j)	249	243
Solera, LLC
10.50%, 03/01/24 (g)	152	157
		1,119
Financials 0.6%
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (g)	699	736
Materials 0.2%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (g)	240	247
Total Corporate Bonds And Notes (cost $7,015)		7,093
SENIOR FLOATING RATE INSTRUMENTS 4.4%
Communication Services 2.2%
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (k)	2,901	2,590
2020 DIP Term Loan, 8.00%, (1 Month USD LIBOR + 7.00%), 12/31/48 (l) (m)	181	181
		2,771
Energy 2.0%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (l)	2,587	2,474
Information Technology 0.2%
Colorado Buyer Inc
2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 7.25%), 05/01/25 (l) (n)	248	246
Total Senior Floating Rate Instruments (cost $5,275)		5,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 2.1%
BlackRock MuniYield Quality Fund III, Inc. (b)	62	878
Nuveen Intermediate Duration Municipal Term Fund	46	658
Nuveen Municipal Credit Income Fund (b)	59	955
Nuveen New York AMT-Free Quality Municipal Income Fund	12	157
Total Investment Companies (cost $2,586)		2,648
WARRANTS 1.5%
ACE Convergence Acquisition Corp. (a)	32	63
Ajax I (a)	15	25
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	120	7
Altitude Acquisition Corp. (a)	3	5
Apollo Strategic Growth Capital (a)	9	11
Arclight Clean Transition Corp. (a)	38	221
Artius Acquisition Inc. (a)	18	31
Ascendant Digital Acquisition Corp. (a)	10	10
Avanti Acquisition Corp. (a)	12	12
Chargepoint Inc. (a)	13	201
CHP Merger Corp. (a)	30	23
Churchill Capital Corp IV (a)	1	15
Cohn Robbins Holdings Corp. (a)	23	27
CONX Corp. (a)	29	35
D8 Holdings Corp. (a)	3	4
Dragoneer Growth Opportunities Corp. (a)	—	1
E.Merge Technology Acquisition Corp. (a)	16	15
Equity Distribution Acquisition Corp. (a)	5	5
Foley Trasimene Acquisition Corp. (a)	5	7
Fusion Acquisition Corp. (a)	34	39
Golden Falcon Acquisition Corp. (a)	29	21
Gores Holdings V, Inc. (a)	3	4
Healthcare Services Acquisition Corporation (a)	29	18
Highcape Capital Acquisition Corp. (a)	19	61
HPX Corp. (a)	17	14
Hudson Executive Investment Corp. (a)	18	26
International General Insurance Holdings Ltd. (a)	32	27
Isleworth Healthcare Acquisition Corp. (a)	2	1
Juniper Industrial Holdings, Inc. (a)	6	15
Kaixin Auto Holdings (a)	123	18
KL Acquisition Corp. (a)	23	15
KLDiscovery (a)	78	20
LGL Systems Acquisition Corp. (a)	44	55
Marlin Technology Corp. (a)	26	19
Montes Archimedes Acquisition Corp. (a)	30	26
Motive Capital Corp (a)	8	7
Northern Star Investment Corp. II (a)	5	6
Open Doors Technology Inc. (a)	10	99
Pershing Square Tontine Holdings, Ltd. (a)	—	—
Pontem Corp (a)	22	16
Prospector Capital Corp. (a)	18	18
Reebonz Holding Limited (a)	51	—
ScION Tech Growth I (a)	38	33
SCVX Corp. (a)	19	19
Senior Connect Acquisition Corp. I (a)	12	8
Star Peak Energy Transition Corp. (a)	22	318
Thunder Bridge Acquisition II, Ltd (a)	23	51
TPG Pace Tech Opportunities Corp. (a)	—	—
Trebia Acquisition Corp. (a)	27	41
VG Acquisition Corp. (a)	12	19
Whole Earth Brands, Inc. (a)	57	122
Total Warrants (cost $2,322)		1,854
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.8%
Qurate Retail, Inc., 8.00%, 03/15/31 (b)	10	973
Total Preferred Stocks (cost $892)		973
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (d)	297	296
Bristol-Myers Squibb Company (a) (m)	92	87
Dyax Corp. (a) (m)	134	13
Pan American Silver Corp. (a)	429	373
Pfenex Inc. (a) (d)	73	54
Total Rights (cost $606)		823
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.00% (o) (p)	5,085	5,085
Total Short Term Investments (cost $5,085)		5,085
Total Investments 85.7% (cost $118,204)		107,682
Total Securities Sold Short (2.9)% (proceeds $3,685)		(3,701)
Total Purchased Options 1.3% (cost $1,727)		1,648
Other Derivative Instruments 0.1%		68
Other Assets and Liabilities, Net 15.8%		19,971
Total Net Assets 100.0%		125,668

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $4,100 and 3.3% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(j) Convertible security.

(k) As of March 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.1% of the Fund’s net assets.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) This senior floating rate interest will settle after March 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.9%)
COMMON STOCKS (2.9%)
Financials (1.0%)
S&P Global Inc.	(4)	(1,310)
Industrials (0.9%)
Canadian Pacific Railway Limited	(3)	(1,126)
Teledyne Technologies Inc.	—	(34)
		(1,160)
Information Technology (0.6%)
II-VI Incorporated	(11)	(749)
Marvell Technology Group Ltd	(1)	(39)
		(788)
Health Care (0.2%)
AstraZeneca PLC - ADR	—	(7)
Icon Public Limited Company	(1)	(164)
Jazz Pharmaceuticals Public Limited Company	—	(66)
		(237)
Real Estate (0.2%)
Open Doors Technology Inc. - Class A	(10)	(206)
Total Common Stocks (proceeds $3,685)		(3,701)
Total Securities Sold Short (2.9%) (proceeds $3,685)		(3,701)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AECOM	Put		45.00	06/18/21	236	2
Analog Devices, Inc.	Call		180.00	06/18/21	72	9
Arclight Clean Transition Corp.	Put		35.00	05/21/21	384	688
Chargepoint Inc.	Put		40.00	04/16/21	133	183
Crown Holdings, Inc.	Put		85.00	04/16/21	323	6
Dell Technologies Inc.	Put		60.00	04/16/21	285	1
DuPont de Nemours, Inc.	Put		55.00	04/16/21	205	11
eBay Inc.	Put		45.00	05/21/21	115	1
International Flavors & Fragrances Inc.	Put		120.00	05/21/21	80	9
Jazz Pharmaceuticals Public Limited Company	Put		140.00	06/18/21	4	—
Marvell Technology Group Ltd	Call		65.00	08/20/21	240	28
Match Group, Inc.	Put		185.00	05/21/21	49	20
Pershing Square Tontine Holdings, Ltd.	Put		30.00	09/17/21	53	44
SPDR S&P 500 ETF	Put		390.00	04/16/21	21	6
SPDR S&P 500 ETF	Put		390.00	05/21/21	43	31
Star Peak Energy Transition Corp.	Put		50.00	04/16/21	225	530
The Hartford Financial Services Group, Inc.	Put		60.00	05/21/21	300	38
Vivendi	Put	EUR	25.00	05/21/21	188	3
Vodafone Group Public Limited Company	Put		16.00	04/16/21	1,274	2
XPO Logistics, Inc.	Put		100.00	05/21/21	143	17
						1,629

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	45.00	04/16/21	736	3
Deutsche Telekom AG	JPM	Put	EUR	14.80	05/21/21	991	9
Deutsche Telekom AG	JPM	Put	EUR	13.40	04/16/21	1,602	2
Electricite de France	JPM	Put	EUR	9.20	04/16/21	852	5
							19

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AECOM	Call	55.00	06/18/21	236	(238)
American Equity Investment Life Holding Company	Call	25.00	05/21/21	19	(12)
Coherent, Inc.	Call	220.00	04/16/21	19	(63)
CoreLogic, Inc.	Call	80.00	04/16/21	126	(4)
CoreLogic, Inc.	Call	80.00	05/21/21	20	(1)
Crown Holdings, Inc.	Call	95.00	04/16/21	323	(109)
Dell Technologies Inc.	Call	70.00	04/16/21	285	(529)
DuPont de Nemours, Inc.	Call	62.50	04/16/21	205	(312)
eBay Inc.	Call	50.00	05/21/21	115	(144)
Extended Stay America, Inc.	Call	19.65	04/16/21	52	(1)
International Flavors & Fragrances Inc.	Call	130.00	05/21/21	80	(98)
Jazz Pharmaceuticals Public Limited Company	Call	170.00	06/18/21	3	(3)
Marvell Technology Group Ltd	Call	80.00	08/20/21	240	(8)
Match Group, Inc.	Call	210.00	05/21/21	49	(96)
Pershing Square Tontine Holdings, Ltd.	Call	45.00	09/17/21	53	(7)
Pershing Square Tontine Holdings, Ltd.	Put	22.50	09/17/21	106	(27)
SPDR S&P 500 ETF	Call	405.00	04/16/21	7	(1)
SPDR S&P 500 ETF	Call	400.00	04/16/21	51	(13)
SPDR S&P 500 ETF	Put	365.00	04/16/21	8	—
SPDR S&P 500 ETF	Put	360.00	04/16/21	7	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
The Hartford Financial Services Group, Inc.	Call		70.00	05/21/21	206	(55)
The Hartford Financial Services Group, Inc.	Call		65.00	05/21/21	110	(53)
The Michaels Companies, Inc.	Call		22.50	04/16/21	78	—
Vivendi	Put	EUR	27.00	05/21/21	188	(11)
Vodafone Group Public Limited Company	Call		18.00	04/16/21	1,274	(77)
XPO Logistics, Inc.	Call		115.00	05/21/21	143	(185)
						(2,047)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	51.00	04/16/21	736	(23)
Deutsche Telekom AG	JPM	Call	EUR	15.00	04/16/21	1,602	(408)
Deutsche Telekom AG	JPM	Put	EUR	16.00	05/21/21	991	(31)
Electricite de France	JPM	Call	EUR	11.00	04/16/21	852	(98)
							(560)

JNL/Westchester Capital Event Driven Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	05/10/21	EUR	1,502	1,763	(30)
EUR/USD	JPM	05/17/21	EUR	15	18	(1)
EUR/USD	JPM	05/17/21	EUR	8	10	—
GBP/USD	GSC	05/12/21	GBP	261	360	11
GBP/USD	JPM	05/18/21	GBP	6	9	—
JPY/USD	JPM	06/23/21	JPY	72,675	657	(37)
JPY/USD	JPM	06/23/21	JPY	143	1	—
NOK/USD	JPM	04/15/21	NOK	2,787	326	4
USD/AUD	JPM	04/09/21	AUD	(1,034)	(786)	(48)
USD/EUR	GSC	04/22/21	EUR	(1,297)	(1,521)	71
USD/EUR	JPM	04/28/21	EUR	(937)	(1,099)	17
USD/EUR	JPM	05/10/21	EUR	(3,919)	(4,599)	159
USD/EUR	JPM	05/17/21	EUR	(570)	(669)	31
USD/EUR	JPM	05/26/21	EUR	(267)	(314)	6
USD/EUR	GSC	06/16/21	EUR	(1,423)	(1,671)	58
USD/EUR	JPM	06/23/21	EUR	(1,388)	(1,630)	29
USD/EUR	GSC	12/15/21	EUR	(3,606)	(4,257)	117
USD/GBP	GSC	05/12/21	GBP	(1,208)	(1,666)	(88)
USD/GBP	JPM	05/12/21	GBP	(35)	(49)	(3)
USD/GBP	JPM	05/12/21	GBP	(101)	(139)	1
USD/GBP	GSC	05/13/21	GBP	(642)	(885)	(27)
USD/GBP	JPM	05/13/21	GBP	(1,026)	(1,414)	(43)
USD/GBP	JPM	05/18/21	GBP	(2,113)	(2,913)	(118)
USD/GBP	JPM	05/18/21	GBP	(143)	(196)	4
USD/HKD	JPM	05/04/21	HKD	(788)	(101)	—
USD/JPY	JPM	06/23/21	JPY	(72,817)	(658)	43
USD/NOK	JPM	04/15/21	NOK	(2,787)	(327)	(12)
					(21,750)	144

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Beijing Jingneng Clean Energy Co.,Limited (E)	Federal Funds Effective Rate +0.55% (Q)	BOA	01/10/22 ††	96	—	(30)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.75% (Q)	BOA	12/21/21 ††	—	—	37
Brookfield Property Partners L.P. (E)	1M LIBOR +0.75% (M)	BOA	04/25/22 ††	409	—	(4)
DouYu International Holdings Limited (E)	1M LIBOR +0.75% (Q)	BOA	12/30/21 ††	270	—	(60)
Federal Home Loan Mortgage Corporation (E)	1M LIBOR +1.15% (M)	BOA	01/18/22 ††	2,485	—	(581)
INPHI Corporation (E)	1M LIBOR +0.75% (Q)	BOA	01/18/22 ††	5,074	—	747
Maxim Integrated Products, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	11/15/21 ††	3,925	—	942
Qiagen N.V. (E)	1M LIBOR +0.50% (Q)	BOA	10/04/21 ††	1,092	—	(113)
Qiagen N.V. (E)	1M LIBOR +0.45% (Q)	BOA	07/05/21 ††	530	—	(3)
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/24/21 ††	94	—	80
RSA Insurance Group PLC (E)	Federal Funds Effective Rate +0.45% (Q)	BOA	01/18/22 ††	2,885	—	197
Xilinx, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	01/04/22 ††	2,211	—	(181)
AECOM (E)	1M LIBOR +0.50% (Q)	GSC	01/06/22 ††	1,211	—	301
Alexion Pharmaceuticals, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	4,864	—	(146)
Change Healthcare Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/02/22 ††	2,426	—	(112)
Coherent, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/02/22 ††	2,491	—	190
Crown Holdings, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 ††	3,074	—	59
Dell Technologies Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	2,418	—	434
Dialog Semiconductor PLC (E)	1M LIBOR +0.50% (Q)	GSC	04/27/22 ††	4,147	2	(123)
Discovery, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/01/22 ††	571	—	46
Extended Stay America, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	05/03/22 ††	1,055	—	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Flir Systems, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	02/09/22 ††	4,155	—	260
G4S PLC (E)	1M LIBOR +0.50% (Q)	GSC	11/02/21 ††	1,276	—	281
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	03/10/22 ††	1,366	—	22
IHS Markit Ltd. (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	1,433	—	(38)
International Flavors & Fragrances Inc. (E)	1M LIBOR +0.50% (M)	GSC	03/08/22 ††	289	—	130
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	428	—	43
PRA Health Sciences, Inc. (E)	1M LIBOR +1.00% (Q)	GSC	04/14/22 ††	1,833	—	83
RealPage, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	02/10/22 ††	2,466	—	14
Signature Aviation PLC (E)	1M LIBOR +0.50% (Q)	GSC	01/20/22 ††	236	—	11
Siltronic AG (E)	1M LIBOR +0.50% (Q)	GSC	04/13/22 ††	1,689	—	7
Slack Technologies, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	01/05/22 ††	5,770	—	(217)
The Hartford Financial Services Group, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	05/03/22 ††	2,085	—	26
Varian Medical Systems, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	11/24/21 ††	6,040	—	111
Vodafone Group Public Limited Company (E)	1M LIBOR +0.00% (Q)	GSC	04/26/22 ††	2,007	—	(21)
Voya Prime Rate Trust (E)	1M LIBOR +1.10% (Q)	GSC	01/26/22 ††	176	—	6
William Hill PLC (E)	1M LIBOR +0.50% (Q)	GSC	10/27/21 ††	686	—	206
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 ††	6,754	—	1,529
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/26/22 ††	1,740	—	23
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	Federal Funds Effective Rate +0.38% (Q)	JPM	02/04/22 ††	232	—	18
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	08/23/21 ††	1,430	—	102
Coca-Cola Amatil Limited (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	11/29/21 ††	712	—	116
Deutsche Telekom AG (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	10/25/21 ††	2,867	—	494
Eaton Vance Management (E)	Federal Funds Effective Rate +0.56% (Q)	JPM	02/04/22 ††	550	—	13
Electricite de France (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	01/14/22 ††	1,234	—	(91)
G4S PLC (E)	Federal Funds Effective Rate +0.45% (Q)	JPM	04/12/22 ††	139	—	—
Groupe Bruxelles Lambert - Groep Brussel Lambert (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	06/29/21 ††	731	—	140
Invesco Senior Income Trust (E)	Federal Funds Effective Rate +0.38% (Q)	JPM	01/31/22 ††	178	—	14
Match Group, Inc. (E)	Federal Funds Effective Rate +0.38% (Q)	JPM	08/23/21 ††	611	—	397
Nuveen Amt-Free Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	629	—	54
Nuveen AMT-Free Quality Municipal Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	2,645	—	108
Nuveen Intermediate Duration Municipal Term Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	670	—	53
Nuveen Municipal Credit Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	752	—	56
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	3M LIBOR +0.50% (Q)	JPM	04/14/21 ††	1,394	—	62
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	JPM	04/01/21 ††	107	—	(1)
Renault (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	08/23/21 ††	550	—	308
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	08/23/21 ††	1,599	—	334
SLM Corporation (E)	Federal Funds Effective Rate +0.80% (Q)	JPM	08/23/21 ††	885	—	619
SUEZ (E)	Federal Funds Effective Rate +0.55% (Q)	JPM	01/24/22 ††	618	—	76
William Hill PLC (E)	Federal Funds Effective Rate +0.45% (Q)	JPM	11/01/21 ††	1,254	—	24
Xilinx, Inc. (E)	Federal Funds Effective Rate +0.38% (Q)	JPM	01/10/22 ††	1,749	—	(284)
					2	6,766
Total return swap agreements - paying return
EQUITY
Advanced Micro Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	01/31/22 ††	(2,348)	—	189
Analog Devices, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	10/21/21 ††	(4,055)	—	(1,286)
Brookfield Asset Management Inc. (E)	1M LIBOR -0.40% (Q)	BOA	04/25/22 ††	(311)	—	(14)
HUYA Inc. (E)	1M LIBOR -7.75% (Q)	BOA	12/30/21 ††	(308)	—	20
Marvell Technology Group Ltd (E)	1M LIBOR -0.40% (Q)	BOA	01/18/22 ††	(3,374)	—	(339)
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	04/22/22 ††	(704)	—	64
VMware, Inc. (E)	1M LIBOR -0.84% (Q)	BOA	12/02/21 ††	(241)	—	(17)
AON Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 ††	(6,607)	—	(2,356)
AstraZeneca PLC (E)	Federal Funds Effective Rate +0.35% (Q)	GSC	01/20/22 ††	(4,167)	—	120
Discovery, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/19/22 ††	(866)	—	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Icon Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22 ††	(1,119)	—	(88)
S&P Global Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/12/22 ††	(132)	—	(4)
Salesforce.Com, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/06/22 ††	(2,479)	—	225
Teledyne Technologies Incorporated (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	02/16/22 ††	(2,145)	—	(145)
Tilray, Inc. (E)	Federal Funds Effective Rate -1.88% (Q)	GSC	04/12/22 ††	(708)	—	(10)
Advanced Micro Devices, Inc. (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	12/17/21 ††	(1,873)	—	75
Nissan Motor Co., Ltd. (E)	Federal Funds Effective Rate -0.47% (Q)	JPM	08/23/21 ††	(583)	—	(233)
Royal Dutch Shell PLC (E)	Federal Funds Effective Rate -0.60% (Q)	JPM	08/23/21 ††	(2,059)	—	(432)
					—	(4,128)

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL/Westchester Capital Event Driven Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional[1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	JPM	Federal Funds Effective Rate -0.95% (M)	08/23/21	718	(827)	(109)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Adidas AG	(1)	(168)
Consumer Staples
Ontex Group	(1)	(7)
Pernod Ricard	(1)	(147)
		(154)
Energy
Total SE	(1)	(30)
Financials
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	(25)
Industrials
GEA Group Aktiengesellschaft	(1)	(25)
SGS SA	—	(142)
		(167)
Materials
Imerys	(2)	(82)
LafargeHolcim Ltd	(2)	(108)
Umicore	(2)	(93)
		(283)
Total Reference Entity – Short Equity Securities		(827)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 66.7%
Information Technology 14.5%
Accenture Public Limited Company - Class A	156	43,030
Apple Inc. (a)	1,665	203,356
Cisco Systems, Inc.	794	41,041
Fidelity National Information Services, Inc.	272	38,317
Global Payments Inc.	536	108,069
KLA-Tencor Corp.	180	59,372
Lam Research Corp.	93	55,207
Microsoft Corporation	1,803	424,989
Motorola Solutions Inc.	411	77,347
Salesforce.Com, Inc. (a)	111	23,469
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,234	145,902
Texas Instruments Incorporated	775	146,516
		1,366,615
Financials 11.0%
American Express Company (a)	688	97,381
Bank of America Corporation	3,338	129,147
BlackRock, Inc.	146	110,451
JPMorgan Chase & Co.	1,441	219,333
Morgan Stanley	582	45,238
Progressive Corp.	1,063	101,588
S&P Global Inc.	107	37,614
The Blackstone Group Inc. - Class A	1,068	79,575
The Charles Schwab Corporation	3,290	214,434
The Goldman Sachs Group, Inc.	21	6,718
		1,041,479
Health Care 10.1%
Abbott Laboratories	641	76,822
Anthem, Inc.	223	80,131
AstraZeneca PLC - ADR (b)	1,396	69,399
Baxter International Inc.	619	52,195
Becton, Dickinson and Company	467	113,565
Danaher Corporation	204	46,016
HCA Healthcare, Inc.	533	100,300
Humana Inc.	160	67,051
Novartis AG - ADR	862	73,691
Pfizer Inc.	3,368	122,026
UnitedHealth Group Incorporated	413	153,720
		954,916
Communication Services 8.8%
Alphabet Inc. - Class A (a)	225	463,586
Comcast Corporation - Class A	2,195	118,790
Facebook, Inc. - Class A (a)	844	248,684
		831,060
Consumer Discretionary 6.4%
Alibaba Group Holding Limited - ADR (a)	328	74,347
Amazon.com, Inc. (a)	15	46,226
McDonald's Corporation	921	206,336
The Home Depot, Inc.	474	144,786
TJX Cos. Inc.	2,004	132,583
		604,278
Industrials 6.0%
Airbus SE (a)	236	26,718
Deere & Company	233	87,168
Fortive Corporation	718	50,736
Illinois Tool Works Inc.	73	16,206
Johnson Controls International Public Limited Company	621	37,040
Lockheed Martin Corporation	132	48,728
Northrop Grumman Systems Corp.	199	64,261
Raytheon BBN Technologies Corp.	1,038	80,231
Trane Technologies Public Limited Company	418	69,217
Union Pacific Corporation	367	80,984
		561,289
Consumer Staples 5.1%
Diageo PLC	483	19,866
Dollar General Corporation	203	41,094
Nestle SA - Class N	667	74,347
Procter & Gamble Co. (a)	1,078	146,007
Sysco Corp.	1,513	119,129
The Coca-Cola Company	1,463	77,101
		477,544
Energy 1.7%
Royal Dutch Shell PLC - Class A	845	16,634
Royal Dutch Shell PLC - Class A	215	4,170
Total SA (b)	2,131	99,428
Total SA - ADR (b)	833	38,787
		159,019
Utilities 1.7%
Exelon Corporation	1,993	87,174
Sempra Energy	536	71,088
		158,262
Real Estate 0.8%
American Tower Corporation	256	61,262
VICI Properties Inc. (b)	648	18,300
		79,562
Materials 0.6%
FMC Corporation	501	55,415
Total Common Stocks (cost $4,299,067)		6,289,439
GOVERNMENT AND AGENCY OBLIGATIONS 17.1%
Mortgage-Backed Securities 7.0%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	154	165
7.00%, 11/01/30 - 06/01/31	14	18
2.50%, 12/01/31 - 01/01/32	2,839	2,970
6.00%, 12/01/39	357	422
3.00%, 11/01/46 - 12/01/46	17,872	18,908
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	3,014	3,359
3.07%, 02/01/25	1,350	1,456
2.47%, 05/01/25	2,537	2,682
2.68%, 05/01/25	5,111	5,447
2.81%, 07/01/25	5,929	6,356
2.99%, 10/01/25	1,747	1,889
3.09%, 10/01/25	840	910
3.50%, 03/01/26	44	47
4.00%, 09/01/26 - 11/01/48	10,370	11,320
2.49%, 12/01/26	5,963	6,336
3.00%, 05/01/27 - 10/01/46	19,757	20,919
7.50%, 09/01/29	3	4
2.50%, 05/01/30 - 01/01/32	3,098	3,238
2.00%, 11/01/31 - 12/01/31	1,257	1,295
7.00%, 10/01/33	13	16
TBA, 1.50%, 04/15/36 - 05/15/36 (c)	29,920	30,005
TBA, 2.00%, 04/15/36 - 05/15/51 (c)	131,670	131,963
TBA, 2.50%, 04/15/36 - 05/15/51 (c)	193,900	199,525
5.50%, 03/01/38	76	88
6.50%, 10/01/38 - 10/01/39	92	110
5.00%, 07/01/40	189	218
TBA, 3.00%, 04/15/51 - 05/15/51 (c)	105,200	109,596
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	2,373	2,771
6.50%, 04/15/26	5	6
5.50%, 11/15/32 - 02/15/36	48	56
7.00%, 01/15/33 - 05/15/33	8	9
5.00%, 06/20/33 - 06/15/39	1,494	1,693
4.50%, 06/15/40 - 05/15/42	454	519
4.00%, 01/15/41 - 12/20/44	628	692
TBA, 2.50%, 04/15/51 - 05/15/51 (c)	41,500	42,764
TBA, 4.00%, 04/15/51 (c)	35,590	37,995
TBA, 4.50%, 04/15/51 (c)	8,325	9,005
		654,772
U.S. Treasury Note 4.9%
Treasury, United States Department of
0.13%, 02/28/23 - 12/15/23	30,250	30,155
1.75%, 06/30/24	40,930	42,670
1.50%, 10/31/24	32,000	33,090
0.25%, 05/31/25 - 09/30/25	115,555	113,071
0.25%, 08/31/25 (d)	45,050	43,994
3.00%, 09/30/25	7,080	7,773
0.38%, 11/30/25 - 01/31/26	136,655	133,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
0.75%, 03/31/26	3,725	3,692
1.63%, 10/31/26	4,060	4,177
2.88%, 08/15/28	3,200	3,519
0.63%, 05/15/30 - 08/15/30	14,200	12,893
0.88%, 11/15/30 (b)	24,225	22,408
1.13%, 02/15/31 (b)	15,950	15,070
		465,917
U.S. Treasury Bond 2.7%
Treasury, United States Department of
1.13%, 08/15/40	5,520	4,492
1.88%, 02/15/41 - 02/15/51	45,095	40,633
2.88%, 05/15/43 - 08/15/45	29,319	32,067
3.38%, 05/15/44	15,335	18,165
3.13%, 08/15/44	8,230	9,369
2.50%, 02/15/45 - 05/15/46	53,200	54,290
3.00%, 05/15/47 - 08/15/48	14,415	16,180
2.75%, 08/15/47 - 11/15/47	49,084	52,540
2.00%, 02/15/50	2,702	2,474
1.25%, 05/15/50	1,301	983
1.38%, 08/15/50	7,460	5,826
1.63%, 11/15/50	22,510	18,775
		255,794
Collateralized Mortgage Obligations 1.3%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	11,825	12,310
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 5.11%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	2,167	2,277
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	3,357	3,543
Series 2017-M2-DNA3, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	6,490	6,608
Series GA-4000, REMIC, 2.00%, 07/15/31	730	742
Series 2021-M1-DNA2, REMIC, 0.81%, (SOFR + 0.80%), 08/25/33 (e)	4,035	4,035
Series PB-4166, REMIC, 1.75%, 03/15/41	911	926
Series JM-4165, REMIC, 3.50%, 09/15/41	1,414	1,454
Series AH-4143, REMIC, 1.75%, 09/15/42	7,212	7,388
Series AB-4122, REMIC, 1.50%, 10/15/42	727	736
Series DJ-4322, REMIC, 3.00%, 05/15/43	1,586	1,639
Series CA-4758, REMIC, 3.00%, 07/15/47	10,573	11,120
Series 2021-M1-DNA1, REMIC, 0.67%, (SOFR + 0.65%), 01/25/51 (e)	3,225	3,223
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.01%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,305	1,380
Series 2014-1M2-C04, 5.01%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	1,741	1,790
Series 2016-1M2-C04, 4.36%, (1 Month USD LIBOR + 4.25%), 01/25/29 (e)	2,304	2,396
Series 2017-1M2-C05, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,744	2,768
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,853	1,875
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	2,368	2,460
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	7,140	7,501
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	20,409	21,398
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,134	2,257
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	5,069	5,252
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,467	1,580
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	14,464	15,284
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	4	4
		121,946
Municipal 0.7%
Broward, County of
3.48%, 10/01/43	810	833
Chicago Transit Authority
6.30%, 12/01/21	1,120	1,162
6.90%, 12/01/40	3,640	5,086
Dallas/Fort Worth International Airport
3.09%, 11/01/40	625	618
Empire State Development Corporation
2.10%, 03/15/22	2,010	2,042
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	2,001
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,399
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	761
Illinois, State of
5.10%, 06/01/33	4,520	5,089
Kansas Development Finance Authority
5.37%, 05/01/26	2,600	2,882
Long Island Power Authority
3.63%, 09/01/22	2,860	2,985
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,391
Metropolitan Transportation Authority
6.20%, 11/15/26	165	189
6.67%, 11/15/39	1,490	2,035
7.34%, 11/15/39	75	117
6.09%, 11/15/40	405	559
5.18%, 11/15/49	2,330	2,886
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,590	6,566
6.66%, 04/01/57	524	755
New York State Thruway Authority
5.88%, 04/01/30	840	1,041
O'Hare International Airport
6.40%, 01/01/40	155	223
Oregon School Boards Association
4.76%, 06/30/28	420	473
Philadelphia, City of
6.55%, 10/15/28	5,225	6,414
Sacramento, City of
6.42%, 08/01/23	1,065	1,208
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,246
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	437
3.92%, 01/15/53	3,170	3,298
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	137
3.18%, 07/15/60	3,815	3,613
The Regents of the University of California
1.32%, 05/15/27	1,065	1,055
University of California, Berkeley
4.60%, 05/15/31	940	1,095
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,205
		68,801
Sovereign 0.3%
Gobierno de la Republica de Chile
3.50%, 04/15/53	545	545
3.50%, 04/15/53	545	545
Government of the Republic of Panama
2.25%, 09/29/32	5,325	5,059
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,474
3.88%, 04/23/23 (f)	4,700	5,005
3.38%, 03/14/24 (f)	210	225
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,211
		30,064
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,794
Federal National Mortgage Association, Inc.
Series 2017-FA-M5, REMIC, 0.61%, (1 Month USD LIBOR + 0.49%), 04/25/24 (e)	53	53
Series 2017-FA-M13, REMIC, 0.49%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	674	675
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	7,465	7,990
		14,512
Total Government And Agency Obligations (cost $1,586,945)		1,611,806

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 10.9%
Financials 4.4%
ACE Capital Trust II
9.70%, 04/01/30	525	793
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28 (b)	14,865	15,567
AIA Group Limited
3.38%, 04/07/30 (f)	1,965	2,098
American International Group, Inc.
4.50%, 07/16/44	1,078	1,234
4.75%, 04/01/48	715	852
AXA
8.60%, 12/15/30	425	650
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,764
3.85%, 04/12/23	3,000	3,187
Bank of America Corporation
3.00%, 12/20/23	820	853
4.13%, 01/22/24	5,325	5,821
4.20%, 08/26/24	4,600	5,067
3.97%, 02/07/30	2,065	2,285
3.19%, 07/23/30	2,210	2,321
5.88%, 02/07/42	300	408
5.00%, 01/21/44	500	621
Barclays PLC
3.20%, 08/10/21	5,435	5,489
3.93%, 05/07/25	6,380	6,890
4.34%, 01/10/28 (g)	6,205	6,855
2.67%, 03/10/32	5,225	5,102
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,670
BNP Paribas
2.95%, 05/23/22 (f)	740	761
3.38%, 01/09/25 (f) (g)	3,180	3,409
2.82%, 11/19/25 (f) (g)	3,570	3,755
BPCE
5.70%, 10/22/23 (f)	10,150	11,347
5.15%, 07/21/24 (f)	5,670	6,364
3.50%, 10/23/27 (f)	6,370	6,899
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,169
4.20%, 10/29/25	1,245	1,378
Citigroup Inc.
4.50%, 01/14/22	605	626
5.88%, 01/30/42	165	227
5.30%, 05/06/44	814	1,031
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,184
Commonwealth Bank of Australia
2.69%, 03/11/31 (f) (g)	10,375	10,114
Coöperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	6,582
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	2,077
3.25%, 10/04/24 (f) (g)	3,020	3,241
4.38%, 03/17/25 (f) (g)	5,055	5,539
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,086
3.63%, 09/09/24	325	352
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,965
1.42%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,553
2.59%, 09/11/25 (f) (g)	2,025	2,099
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	4,992
3.75%, 03/26/25 (g)	2,690	2,893
Daimler Finance North America LLC
3.88%, 09/15/21 (f)	231	235
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,798
3.88%, 09/12/23 (f)	2,910	3,118
5.38%, 01/12/24 (f)	2,265	2,525
1.62%, 09/11/26 (f)	8,775	8,667
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	280
Emera US Holdings Inc.
2.70%, 06/15/21	695	697
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,446
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,216
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,744
1.59%, 05/24/27	10,260	10,103
2.36%, 08/18/31 (g)	10,930	10,459
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (h)	8,285	8,559
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	8,697
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,043
3.38%, 05/01/23	1,060	1,121
2.52%, 04/22/31	5,845	5,823
1.95%, 02/04/32	875	831
6.40%, 05/15/38	425	601
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	139
4.57%, 02/01/29 (f)	456	529
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	594
MetLife, Inc.
4.13%, 08/13/42	265	303
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,264
Morgan Stanley
3.70%, 10/23/24	7,950	8,700
2.72%, 07/22/25	6,170	6,507
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,538
2.33%, 08/21/30 (f) (g)	17,680	16,755
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,243
Nationwide Mutual Insurance Company
4.35%, 04/30/50 (f)	10,085	10,541
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,673
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	551
PNC Bank, National Association
3.30%, 10/30/24	835	908
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,829
3.40%, 01/18/23	7,435	7,752
Societe Generale
3.25%, 01/12/22 (f) (g)	2,985	3,051
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	9,072
0.99%, 01/12/25 (f)	5,480	5,453
Synchrony Financial
3.65%, 05/24/21	3,650	3,657
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	837
The Charles Schwab Corporation
2.00%, 03/20/28	9,880	9,920
4.63%, 03/22/30	5,660	6,703
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,000	1,016
5.75%, 01/24/22	2,445	2,551
2.88%, 10/31/22	4,765	4,827
3.63%, 01/22/23	6,875	7,253
1.43%, 03/09/27	17,135	16,969
3.80%, 03/15/30	290	319
6.25%, 02/01/41	315	445
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,661
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,228
U.S. Bancorp
3.70%, 01/30/24	900	976
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (f) (g)	3,500	3,503
Wells Fargo & Company
3.50%, 03/08/22	358	369
4.48%, 01/16/24	517	569
4.10%, 06/03/26	1,125	1,251
		417,495
Health Care 1.1%
AbbVie Inc.
5.00%, 12/15/21	1,475	1,505
3.45%, 03/15/22	3,525	3,607
3.80%, 03/15/25	3,150	3,440
4.05%, 11/21/39	2,110	2,353
4.85%, 06/15/44	1,750	2,114
4.45%, 05/14/46	1,575	1,816
4.25%, 11/21/49	2,005	2,271
Aetna Inc.
2.80%, 06/15/23	3,340	3,484
Alcon Finance Corporation
3.00%, 09/23/29 (f)	9,670	10,031
2.60%, 05/27/30 (f)	365	367
Amgen Inc.
2.65%, 05/11/22	10,965	11,223
Anthem, Inc.
4.10%, 03/01/28	1,370	1,540
4.65%, 08/15/44	715	849
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,653
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,287
Children's National Medical Center
2.93%, 07/15/50	3,145	2,938
CommonSpirit Health
4.20%, 08/01/23	5,150	5,557
4.35%, 11/01/42	1,575	1,744
4.19%, 10/01/49	880	950
Cottage Health
3.30%, 11/01/49	565	576
CVS Health Corporation
4.88%, 07/20/35	1,135	1,349
Dignity Health
3.81%, 11/01/24	1,703	1,849
4.50%, 11/01/42	4,186	4,750
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	5,570
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/50	1,980	1,897
Mercy Health
3.56%, 08/01/27	4,070	4,433
Royalty Pharma PLC
3.55%, 09/02/50 (f)	6,665	6,378
Sutter Health
2.29%, 08/15/30	2,855	2,801
The Toledo Hospital
5.33%, 11/15/28	4,045	4,700
5.75%, 11/15/38	1,515	1,788
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,820	2,016
2.00%, 05/15/30 (b)	2,530	2,486
		106,322
Industrials 1.1%
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	2,600	2,482
2.75%, 02/21/28 (f)	12,915	12,131
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,672
BAE Systems PLC
3.40%, 04/15/30 (f)	1,045	1,110
DAE Funding LLC
3.38%, 03/20/28 (f)	13,450	13,355
NTT Finance Corporation
1.16%, 04/03/26 (f)	7,030	6,934
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (f)	2,200	2,244
2.70%, 11/01/24 (f)	1,545	1,630
3.95%, 03/10/25 (f)	10,090	11,024
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,545
Teledyne Technologies Incorporated
2.25%, 04/01/28	6,055	6,025
2.75%, 04/01/31 (b)	4,850	4,818
The Boeing Company
1.43%, 02/04/24 (h)	7,410	7,422
2.20%, 02/04/26 (h)	7,410	7,380
3.25%, 03/01/28	3,990	4,120
3.45%, 11/01/28	1,695	1,758
Union Pacific Corporation
3.75%, 02/05/70	1,525	1,572
United Technologies Corporation
3.95%, 08/16/25	2,545	2,826
4.13%, 11/16/28	8,925	10,052
		106,100
Communication Services 0.9%
AT&T Inc.
2.55%, 12/01/33 (f)	3,819	3,627
3.10%, 02/01/43	8,025	7,499
3.50%, 09/15/53 (f)	4,880	4,513
Charter Communications Operating, LLC
5.13%, 07/01/49	947	1,063
4.80%, 03/01/50	1,232	1,330
3.70%, 04/01/51	395	369
Comcast Corporation
3.95%, 10/15/25	4,345	4,847
5.65%, 06/15/35	165	217
4.40%, 08/15/35	2,325	2,719
6.50%, 11/15/35	165	234
4.60%, 10/15/38	2,225	2,684
3.97%, 11/01/47	237	263
4.00%, 11/01/49	285	318
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	2,038
4.80%, 02/01/35 (f)	2,695	3,178
6.45%, 12/01/36 (f)	215	286
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,909
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,499
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	570
7.30%, 07/01/38	285	395
6.75%, 06/15/39	285	381
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	9,208
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,342
5.52%, 03/01/49	1,360	1,673
The Walt Disney Company
4.00%, 10/01/23	3,320	3,587
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	224
T-Mobile USA, Inc.
2.05%, 02/15/28 (f)	6,920	6,788
4.50%, 04/15/50 (f)	2,735	3,056
3.60%, 11/15/60 (f)	1,125	1,083
Verizon Communications Inc.
4.81%, 03/15/39	374	447
4.75%, 11/01/41	265	315
4.86%, 08/21/46	692	831
4.52%, 09/15/48	6,125	7,089
2.99%, 10/30/56 (f)	3,850	3,378
		84,960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Utilities 0.8%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,077
5.95%, 05/15/37	780	1,027
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,022
Cleco Corporate Holdings LLC
3.74%, 05/01/26	6,949	7,554
3.38%, 09/15/29	2,685	2,708
4.97%, 05/01/46 (i)	2,025	2,258
Commonwealth Edison Company
3.65%, 06/15/46	465	493
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,897
Dominion Energy, Inc.
4.10%, 04/01/21 (i)	3,275	3,275
2.72%, 08/15/21 (i)	1,190	1,200
DTE Energy Company
3.80%, 03/15/27	2,245	2,478
Evergy Metro, Inc.
2.25%, 06/01/30	1,755	1,736
Georgia Power Company
4.75%, 09/01/40	1,085	1,276
3.70%, 01/30/50	945	971
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	663
ITC Holdings Corp.
2.95%, 05/14/30 (f)	6,815	6,988
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,876
MidAmerican Energy Company
4.25%, 05/01/46	55	63
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	1,926	2,088
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	407
5.25%, 09/01/50	3,662	4,279
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,286
Southern California Edison Company
2.40%, 02/01/22 (b)	685	694
3.70%, 08/01/25	735	802
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,384
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,649
The Southern Company
2.95%, 07/01/23	2,820	2,952
4.40%, 07/01/46	2,040	2,270
		78,373
Energy 0.8%
Aker BP ASA
4.00%, 01/15/31 (f)	7,270	7,593
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,885
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,032
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	620
Energy Transfer LP
7.60%, 02/01/24	1,030	1,180
4.95%, 06/15/28	2,925	3,275
Enterprise Products Operating LLC
3.95%, 01/31/60	650	652
Equinor ASA
3.70%, 03/01/24	50	54
3.00%, 04/06/27	11,800	12,651
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	14,785	14,378
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,901
3.45%, 10/15/27 (f)	465	478
Hess Corporation
7.30%, 08/15/31	11,345	14,494
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	2,890	3,039
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,058
		69,290
Information Technology 0.5%
Apple Inc.
3.00%, 02/09/24	1,765	1,883
3.25%, 02/23/26	1,106	1,208
Broadcom Inc.
4.70%, 04/15/25	11,565	13,027
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,032
0.97%, 02/15/24 (f)	10,715	10,701
Microsoft Corporation
2.88%, 02/06/24	3,615	3,853
2.40%, 08/08/26	1,145	1,209
2.92%, 03/17/52	1,500	1,472
Oracle Corporation
3.60%, 04/01/50	5,570	5,375
3.95%, 03/25/51	3,270	3,367
3.85%, 04/01/60	1,495	1,467
		46,594
Consumer Staples 0.5%
Altria Group, Inc.
5.80%, 02/14/39	2,085	2,549
4.50%, 05/02/43	745	779
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,540	5,065
4.38%, 04/15/38	1,050	1,190
4.95%, 01/15/42	200	240
3.75%, 07/15/42	820	848
4.60%, 04/15/48	2,280	2,609
4.50%, 06/01/50	3,865	4,397
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,410
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	4,112
Philip Morris International Inc.
4.88%, 11/15/43	430	519
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,841
		42,559
Real Estate 0.5%
American Tower Corporation
5.00%, 02/15/24	410	457
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,384
Brixmor Operating Partnership LP
2.25%, 04/01/28	5,905	5,794
Crown Castle International Corp.
2.10%, 04/01/31	11,410	10,763
Scentre Management Limited
3.63%, 01/28/26 (f)	5,496	5,931
Vereit Operating Partnership, L.P.
3.40%, 01/15/28	3,680	3,886
2.20%, 06/15/28	1,805	1,772
3.10%, 12/15/29	5,480	5,597
2.85%, 12/15/32	795	771
		41,355
Consumer Discretionary 0.3%
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,215
Discovery Communications, LLC
3.63%, 05/15/30	5,320	5,693
ERAC USA Finance LLC
4.50%, 08/16/21 (f)	620	629
3.30%, 10/15/22 (f)	1,045	1,089
5.63%, 03/15/42 (f)	2,000	2,615
Genting New York LLC
3.30%, 02/15/26 (f)	3,580	3,570

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,806
McDonald's Corporation
3.63%, 09/01/49	1,475	1,535
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,693
		30,845
Total Corporate Bonds And Notes (cost $1,000,291)		1,023,893
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,044	1,038
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	1,471	1,490
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	1,646	1,666
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	2,174	2,211
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	1,869	1,912
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	686	690
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,349
Avery Point IV CLO, Limited
Series 2014-AR-1A, 1.32%, (3 Month USD LIBOR + 1.10%), 04/27/26 (e)	21	21
Series 2014-BR-1A, 1.82%, (3 Month USD LIBOR + 1.60%), 04/27/26 (e)	4,930	4,932
BA Master Credit Card Trust II
Series 2018-A-1A, 0.60%, (1 Month USD LIBOR + 0.49%), 01/23/23 (e)	7,450	7,494
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, REMIC, 4.09%, 08/10/28 (e)	3,210	3,613
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,259
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	903	945
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,901	1,952
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	1,276	1,312
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,234	1,276
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	892	914
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	1,210	1,222
BlueMountain CLO Ltd
Series 2012-BR2-2A, 1.63%, (3 Month USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,805
Canadian Pacer Auto Receivables Trust
Series 2018-A3-2A, 3.27%, 12/19/21	172	174
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,970	1,956
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	1,287	1,315
Cent CLO
Series 2018-A1-27A, 1.37%, (3 Month USD LIBOR + 1.15%), 10/25/28 (e)	926	926
Series 2021-A1-31A, 1.35%, (3 Month USD LIBOR + 1.20%), 04/20/34 (e)	5,100	5,101
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	5,368	5,412
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,660	1,648
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	870	862
Chesapeake Funding II LLC
Series 2018-A1-2A, 3.23%, 12/15/21	1,280	1,298
Series 2017-A1-3A, 1.91%, 08/15/29	61	61
Series 2020-A1-1A, 0.87%, 08/15/32	2,989	3,004
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	678	683
COLT Mortgage Loan Trust
Series 2019-A1-2, REMIC, 3.34%, 05/25/49 (e)	423	424
Series 2020-A1-1, REMIC, 2.49%, 02/25/50 (e)	2,183	2,195
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	908
Credit Acceptance Auto Loan Trust 2020-3
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,725
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,226	1,247
Series 2019-A2II-1A, 4.02%, 05/20/26	1,093	1,141
Deephaven Residential Mortgage Trust
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (e)	213	213
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (e)	445	444
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (e)	53	53
Enterprise Fleet Financing, LLC
Series 2018-A2-3, 3.38%, 10/20/21	1,213	1,223
Series 2019-A2-2, 2.29%, 02/20/23	3,093	3,141
Series 2018-A2-1, 2.87%, 10/20/23 (f)	56	56
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	1,415	1,437
First National Master Note Trust
Series 2018-A-1, 0.57%, (1 Month USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,695
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,907
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.51%, 09/25/22 (e)	730	759
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e)	725	780
Series 2015-B-K44, REMIC, 3.68%, 01/25/25 (e)	1,300	1,390
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e)	720	771
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e)	910	981
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e)	4,015	4,372
Series 2016-B-K55, REMIC, 4.16%, 04/25/26 (e)	1,165	1,297
Series 2019-B-K99, REMIC, 3.65%, 09/25/29 (e)	3,625	3,881
Series 2020-B-K104, REMIC, 3.54%, 01/25/30 (e)	3,660	3,836
Galaxy XXIV CLO, Ltd
Series 2017-B-24A, 1.64%, (3 Month USD LIBOR + 1.40%), 01/15/31 (e)	2,000	1,993
GreatAmerica Financial Services Corporation
Series 2018-A4-1, 2.83%, 06/17/24	1,007	1,016
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,228
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	2,878	2,906
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	218	221
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	809	807
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,402	1,384
KKR CLO 16 Ltd
Series A1R-16, 1.47%, (3 Month USD LIBOR + 1.25%), 01/20/29 (e)	3,690	3,691
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,460	1,459
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	879	881
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 1.41%, (3 Month USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,530
Magnetite VII Ltd
Series 2012-A1R2-7A, 1.04%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,265	4,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.69%, (3 Month USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,304
Magnetite XXIX, Limited
Series 2021-B-29A, 1.50%, (3 Month USD LIBOR + 1.40%), 01/17/34 (e)	3,500	3,500
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	474	478
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,312	1,344
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	194	196
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	1,312	1,342
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	187	187
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,523
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,896
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-BR-25A, 0.00%, (3 Month USD LIBOR + 1.35%), 10/18/29 (e)	7,170	7,170
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	1,674	1,758
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	2,864	2,885
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	129	129
Race Point VIII CLO, Ltd
Series 2013-BR2-8A, 1.72%, (3 Month USD LIBOR + 1.50%), 02/20/30 (e)	505	502
Santander Retail Auto Lease Trust
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	917
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,728
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,735
Series 2019-1C-1, 2.84%, 01/15/25	1,930	2,016
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,514
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,490	2,417
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	1,004
Series 2021-A-3-A, 2.51%, 11/15/43	605	573
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,733
Securitized Term Auto Receivables Trust
Series 2018-A3-2A, 3.33%, 10/25/21	3,010	3,028
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,455
Shackleton CLO Ltd
Series 2015-A1R-8A, 1.14%, (3 Month USD LIBOR + 0.92%), 10/20/27 (e)	5,036	5,037
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.19%, (3 Month USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,383
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	314	314
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	79	77
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	990	989
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.18%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	1,248	1,248
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	445	448
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	426	433
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	1,367	1,398
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	1,036	1,072
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	2,263	2,335
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	481	483
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	145	147
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	1,476	1,534
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,367
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (e) (i)	1,413	1,422
Voya CLO Ltd
Series 2014-AAR2-1A, 1.21%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	856
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	2,021
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	5,892
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	1,053	1,057
Total Non-U.S. Government Agency Asset-Backed Securities (cost $236,901)		239,646
SHORT TERM INVESTMENTS 9.2%
Investment Companies 8.4%
JNL Government Money Market Fund, 0.00% (j) (k)	790,832	790,832
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.00% (j) (k)	75,277	75,277
Total Short Term Investments (cost $866,109)		866,109
Total Investments 106.4% (cost $7,989,313)		10,030,893
Other Derivative Instruments 0.0%		106
Other Assets and Liabilities, Net (6.4)%		(599,903)
Total Net Assets 100.0%		9,431,096

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2021.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2021, the total payable for investments purchased on a delayed delivery basis was $562,268.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2021, the value and the percentage of net assets of these securities was $435,376 and 4.6% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2021.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	64	June 2021	9,525	(22)	(329)

Short Contracts
United States 10 Year Note	(456)	June 2021	(61,100)	127	1,393

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 87.9%
U.S. Treasury Bill 66.6%
Treasury, United States Department of
0.09%, 04/01/21 (a)	49,600	49,600
0.11%, 04/06/21 (a)	26,000	26,000
0.09%, 04/08/21 (a)	11,512	11,511
0.09%, 04/13/21 (a)	14,300	14,299
0.12%, 04/15/21 (a)	74,875	74,872
0.02%, 04/20/21 (a)	24,000	23,999
0.09%, 04/22/21 (a)	97,275	97,272
0.11%, 04/29/21 (a)	56,674	56,669
0.10%, 05/04/21 (a)	50,000	49,996
0.09%, 05/06/21 (a)	64,650	64,644
0.09%, 05/13/21 - 01/27/22 (a)	65,725	65,710
0.09%, 05/25/21 (a)	47,975	47,971
0.09%, 05/27/21 (a)	64,175	64,171
0.10%, 06/01/21 (a)	36,075	36,069
0.07%, 06/03/21 (a)	60,054	60,049
0.09%, 06/10/21 (a)	62,375	62,369
0.09%, 06/17/21 (a)	43,039	43,033
0.09%, 06/22/21 (a)	49,025	49,015
0.09%, 06/24/21 (a)	71,900	71,889
0.07%, 06/29/21 (a)	65,325	65,314
0.10%, 07/01/21 (a)	48,250	48,238
0.05%, 07/06/21 (a)	49,500	49,491
0.09%, 07/15/21 (a)	24,200	24,194
0.05%, 07/20/21 (a)	48,375	48,369
0.10%, 07/22/21 (a)	49,200	49,185
0.03%, 07/27/21 (a)	23,950	23,948
0.09%, 07/29/21 (a)	24,600	24,593
0.00%, 08/03/21 - 09/30/21 (a)	47,975	47,968
0.07%, 08/05/21 (a)	30,000	29,993
0.05%, 08/12/21 (a)	12,625	12,623
0.06%, 08/19/21 (a)	12,450	12,447
0.05%, 08/26/21 (a)	18,425	18,422
0.06%, 09/02/21 (a)	49,550	49,537
0.06%, 09/16/21 (a)	24,475	24,469
0.04%, 09/23/21 (a)	24,025	24,020
0.14%, 10/07/21 (a)	9,400	9,393
0.04%, 12/02/21 (a)	13,738	13,728
0.11%, 12/30/21 (a)	25,150	25,129
		1,570,199
U.S. Government Agency Obligations 11.1%
Council of Federal Home Loan Banks
0.06%, (SOFR + 0.05%), 05/26/21 (b) (c)	25,905	25,905
0.06%, (SOFR + 0.05%), 06/24/21 (b) (c)	26,095	26,095
0.08%, (SOFR + 0.08%), 07/23/21 (b) (c)	3,900	3,900
0.07%, (SOFR + 0.06%), 02/11/22 (b) (c)	8,650	8,650
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.25%, (SOFR + 0.24%), 07/07/21 (b) (c)	58,500	58,500
0.11%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,517
Federal Farm Credit Banks Funding Corporation
0.11%, (SOFR + 0.10%), 05/07/21 (b) (c)	1,325	1,325
0.02%, (SOFR + 0.01%), 02/23/22 (b) (c)	72,000	71,993
0.29%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,148
0.06%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,699
Federal Home Loan Bank of New York
0.07%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
FHLBanks Office of Finance
0.09%, (3 Month USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,674
		262,406
U.S. Treasury Inflation Indexed Securities 7.1%
Treasury, United States Department of
0.13%, 04/15/21 (d)	167,292	167,682
U.S. Treasury Note 3.1%
Treasury, United States Department of
0.16%, (3 Month Treasury + 0.14%), 04/30/21 (b)	12,500	12,500
0.32%, (3 Month Treasury + 0.30%), 10/31/21 (b)	11,355	11,366
0.13%, (3 Month Treasury + 0.11%), 04/30/22 (b)	48,075	48,127
		71,993
Total Government And Agency Obligations (cost $2,072,280)		2,072,280
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreements (e)		23,200
Total Repurchase Agreements (cost $23,200)		23,200
Total Investments 88.9% (cost $2,095,480)		2,095,480
Other Assets and Liabilities, Net 11.1%		262,114
Total Net Assets 100.0%		2,357,594

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) For repurchase agreements held at March 31, 2021, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 0.38%, due 01/31/26	105	102	0.01	03/31/21	04/01/21	100	100	100
BNP	Federal National Mortgage Association, Inc., 2.50-4.50%, due 03/01/36-10/01/50	63	69
	Federal Home Loan Mortgage Corporation, 2.00-3.00%, due 06/01/49-10/01/50	32	33
		95	102	0.01	03/31/21	04/01/21	100	100	100
BOA	Government National Mortgage Association, 2.50%, due 02/20/51	22,340	23,052	0.01	03/31/21	04/01/21	22,600	22,600	22,600
DUB	Treasury, United States Department of, 0.50-7.63%, due 08/31/23-11/15/48	83	102	0.01	03/31/21	04/01/21	100	100	100
GSC	Treasury, United States Department of, 2.00%, due 10/31/22	98	102	0.01	03/31/21	04/01/21	100	100	100
JPM	Treasury, United States Department of, 0.13%, due 06/30/22	4	4
	Government National Mortgage Association, 2.49-3.50%, due 11/20/34-01/20/51	93	98
		97	102	0.01	03/31/21	04/01/21	100	100	100
RBC	Government National Mortgage Association, 4.00%, due 02/20/50	95	102	0.01	03/31/21	04/01/21	100	100	100
									23,200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.0%
Financials 22.2%
Assurant, Inc.	150	21,260
Bank of America Corporation	1,231	47,627
BlackRock, Inc.	32	24,461
Chubb Limited	180	28,510
JPMorgan Chase & Co.	422	64,289
LPL Financial Holdings Inc.	148	21,102
M&T Bank Corporation	127	19,194
MetLife, Inc.	554	33,658
Progressive Corp.	200	19,096
The Blackstone Group Inc. - Class A	257	19,167
The PNC Financial Services Group, Inc.	153	26,890
Truist Financial Corporation	469	27,341
		352,595
Health Care 17.2%
Anthem, Inc.	95	34,233
AstraZeneca PLC - ADR (a)	348	17,317
Becton, Dickinson and Company	98	23,911
Biogen Inc. (b)	29	8,172
Boston Scientific Corporation (b)	524	20,248
Centene Corporation (b)	279	17,825
Eli Lilly & Co.	126	23,617
Medtronic Public Limited Company	256	30,181
Merck & Co., Inc.	183	14,128
Pfizer Inc.	1,108	40,136
UnitedHealth Group Incorporated	72	26,767
Zimmer Biomet Holdings, Inc.	105	16,786
		273,321
Information Technology 14.3%
Amdocs Limited	298	20,891
Analog Devices, Inc.	120	18,561
Cisco Systems, Inc.	864	44,670
Corning Incorporated	636	27,676
F5 Networks, Inc. (b)	93	19,324
Global Payments Inc.	107	21,473
KLA-Tencor Corp.	48	15,942
Micron Technology, Inc. (b)	264	23,295
Qorvo, Inc. (b)	106	19,346
VMware, Inc. - Class A (a) (b)	105	15,858
		227,036
Industrials 12.9%
Fortune Brands Home & Security, Inc.	173	16,576
General Dynamics Corporation	111	20,105
Johnson Controls International Public Limited Company	369	22,043
Knight-Swift Transportation Holdings Inc. - Class A	471	22,642
L3Harris Technologies, Inc.	92	18,739
Lockheed Martin Corporation	44	16,257
Middleby Corp. (b)	115	19,027
Nvent Electric Public Limited Company	802	22,376
Raytheon BBN Technologies Corp.	321	24,824
Union Pacific Corporation	97	21,488
		204,077
Communication Services 6.2%
Alphabet Inc. - Class C (b)	20	40,396
Booking Holdings Inc. (b)	7	15,687
Comcast Corporation - Class A	792	42,866
		98,949
Consumer Discretionary 6.1%
Gentex Corp.	534	19,039
Lennar Corporation - Class A	246	24,894
The Home Depot, Inc.	107	32,788
TJX Cos. Inc.	299	19,787
		96,508
Utilities 5.0%
Dominion Energy, Inc.	267	20,260
Entergy Corporation	173	17,256
Exelon Corporation	495	21,629
Sempra Energy	150	19,948
		79,093
Real Estate 4.7%
CBRE Group, Inc. - Class A (b)	233	18,405
Crown Castle International Corp.	91	15,663
Gaming and Leisure Properties, Inc.	547	23,199
Host Hotels & Resorts, Inc.	992	16,719
		73,986
Materials 3.9%
Celanese Corp. - Class A	151	22,620
FMC Corporation	163	18,055
Sealed Air Corporation	461	21,112
		61,787
Consumer Staples 2.8%
Keurig Dr Pepper Inc.	670	23,042
Mondelez International, Inc. - Class A	356	20,840
		43,882
Energy 2.7%
Phillips 66	255	20,824
Pioneer Natural Resources Co.	139	21,998
		42,822
Total Common Stocks (cost $1,169,241)		1,554,056
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	53	17,120
Total Preferred Stocks (cost $14,486)		17,120
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.00% (c) (d)	16,244	16,244
Investment Companies 0.9%
JNL Government Money Market Fund, 0.00% (c) (d)	13,593	13,593
Total Short Term Investments (cost $29,837)		29,837
Total Investments 101.0% (cost $1,213,564)		1,601,013
Other Assets and Liabilities, Net (1.0)%		(15,907)
Total Net Assets 100.0%		1,585,106

(a) All or a portion of the security was on loan as of March 31, 2021.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	SEK - Swedish Krona
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	TRY - Turkish Lira
CAD - Canadian Dollar	GBP - British Pound	MXN - Mexican Peso	TWD - New Taiwan Dollar
CHF - Swiss Franc	GHS - Ghanaian Cedi	NOK - Norwegian Krone	USD - United States Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso
COP - Colombian Peso	ILS - Israeli New Shekel	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ITRAXX - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ASX - Australian Securities Exchange	JIBAR - Johannesburg Interbank Average Rate
BADLAR - Argentina Deposit Rates	JSE - Johannesburg Stock Exchange
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LLC/L.L.C. - Limited Liability Companies
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDI - CHESS Depositary Interests	MEXIBOR - Mexico Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MICEX - Moscow Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MPOR - Moscow Prime Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CIDOR - Canada Three Month Interbank Rate	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OMX - Option Market Index
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Company
DIP - Debtor-in-possession	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SCB - Standard Chartered Bank
term of 8.5 to 10.5 years	SDR - Sweedish Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 24 to 35 years	SPDR - Standard & Poor's Depositary Receipt
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TIPS - Treasury Inflation-Protected Securities
term of 1.75 to 2.25 years	TOPIX - Tokyo Stock Price Index
FKU - First Trust United Kingdom AlphaDEX ® Fund	TSX - Toronto Stock Exchange
FTSE - Financial Times ad the London Stock Exchange	UCITS - Undertakings for the Collective Investment of Transferable Securities
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HIBOR - Hong Kong Interbank Offered Rate	US - United States
HICP - Harmonized Index of Consumer Prices	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BMO - BMO Capital Markets Corp.	HSB - HSBC Securities Inc.	SGB - Standard Chartered Bank
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities Inc.	SIG - Susquehanna Investment Group
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	SSB - State Street Brokerage Services
BPC - BroadPoint Capital, Inc.	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto -Dominion Bank
CCI - Citicorp Securities	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC
CGM - Citigroup Global Markets	NMS - NatWest Markets Securities Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc
CIT - Citibank, Inc	NTS - Northern Trust Securities

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2021. The following table details the investments held during the period ended March 31, 2021.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	472	9,685	10,157	—	—	—
JNL iShares Tactical Moderate Fund	157	5,179	4,524	—	812	0.4
JNL iShares Tactical Moderate Growth Fund	1,250	9,134	8,827	—	1,557	0.5
JNL/Vanguard Growth ETF Allocation Fund	1,273	30,741	31,034	—	980	0.1
JNL/Vanguard Moderate ETF Allocation Fund	1,716	26,123	24,807	—	3,032	0.6
JNL/Vanguard Moderate Growth ETF Allocation Fund	3,730	24,262	26,379	—	1,613	0.2
JNL Multi-Manager Alternative Fund	131,983	224,100	214,296	6	141,787	12.9
JNL Multi-Manager Emerging Markets Equity Fund	11,443	154,216	135,917	1	29,742	1.7
JNL Multi-Manager International Small Cap Fund	2,867	27,685	24,214	—	6,338	2.0
JNL Multi-Manager Mid Cap Fund	50,803	355,173	347,917	2	58,059	3.4
JNL Multi-Manager Small Cap Growth Fund	93,102	236,711	264,801	4	65,012	2.0
JNL Multi-Manager Small Cap Value Fund	30,757	225,163	165,525	3	90,395	6.0
JNL S&P 500 Index Fund	2,466	11,734	12,572	—	1,628	0.8
JNL/AQR Large Cap Defensive Style Fund	3,091	4,899	6,032	—	1,958	3.4
JNL/AQR Large Cap Relaxed Constraint Equity Fund	4,094	9,891	10,074	—	3,911	1.3
JNL/AQR Managed Futures Strategy Fund	10,000	—	—	—	10,000	13.4
JNL/BlackRock Advantage International Fund	997	3,489	3,896	—	590	1.4
JNL/BlackRock Global Natural Resources Fund	3,463	77,635	70,740	—	10,358	1.3
JNL/BlackRock Large Cap Select Growth Fund	32,810	229,428	250,783	—	11,455	0.2
JNL/Boston Partners Global Long Short Equity Fund	389	10,970	8,332	—	3,027	6.4
JNL/Causeway International Value Select Fund	10,465	154,285	124,714	1	40,036	2.9
JNL/ClearBridge Large Cap Growth Fund	34,215	58,724	58,087	2	34,852	2.5
JNL/DFA International Core Equity Fund	1,301	6,575	7,455	—	421	0.3
JNL/DFA U.S. Core Equity Fund	2,146	68,784	65,688	—	5,242	0.4
JNL/DFA U.S. Small Cap Fund	—	77,005	72,543	—	4,462	1.2
JNL/DoubleLine Core Fixed Income Fund	85,164	250,424	241,273	3	94,315	2.6
JNL/DoubleLine Emerging Markets Fixed Income Fund	7,967	202,318	202,786	1	7,499	0.8
JNL/DoubleLine Shiller Enhanced CAPE Fund	190,055	319,784	250,300	9	259,539	11.1
JNL/DoubleLine Total Return Fund	72,187	351,725	350,359	2	73,553	2.7
JNL/Fidelity Institutional Asset Management Total Bond Fund	133,291	112,714	170,627	6	75,378	5.9
JNL/First State Global Infrastructure Fund	8,438	61,076	55,812	1	13,702	1.3
JNL/Franklin Templeton Global Multisector Bond Fund	63,596	177,609	124,303	2	116,902	22.1
JNL/Franklin Templeton Growth Allocation Fund	34,440	43,642	52,467	1	25,615	2.2
JNL/Franklin Templeton Income Fund	1,166	135,549	120,712	1	16,003	0.9
JNL/Franklin Templeton International Small Cap Fund	10,887	62,323	49,431	1	23,779	4.4
JNL/Goldman Sachs Competitive Advantage Fund	31,874	15,916	33,263	1	14,527	0.6
JNL/Goldman Sachs Dividend Income & Growth Fund	41,676	126,695	148,956	1	19,415	0.4
JNL/Goldman Sachs International 5 Fund	236	6,871	5,653	—	1,454	1.9
JNL/Goldman Sachs Intrinsic Value Fund	15,821	177,392	158,279	1	34,934	1.4
JNL/Goldman Sachs Total Yield Fund	13,416	118,953	112,569	1	19,800	1.0
JNL/GQG Emerging Markets Equity Fund	51,122	219,875	227,787	2	43,210	4.5
JNL/Harris Oakmark Global Equity Fund	14,091	33,295	28,986	1	18,400	2.2
JNL/Heitman U.S. Focused Real Estate Fund	1,620	11,213	11,155	—	1,678	0.8
JNL/Invesco Diversified Dividend Fund	48,887	22,562	34,351	2	37,098	3.7
JNL/Invesco Global Growth Fund	10,341	71,285	67,904	—	13,722	0.5
JNL/Invesco Global Real Estate Fund	6,422	28,805	29,726	—	5,501	0.6
JNL/Invesco International Growth Fund	26,781	69,625	75,106	1	21,300	1.8
JNL/Invesco Small Cap Growth Fund	56,874	232,868	261,349	4	28,393	1.1
JNL/JPMorgan Global Allocation Fund	62,134	180,356	242,490	2	—	—
JNL/JPMorgan Growth & Income Fund	14,155	44,832	53,612	—	5,375	0.5
JNL/JPMorgan Hedged Equity Fund	10,734	32,715	35,735	—	7,714	1.5
JNL/JPMorgan MidCap Growth Fund	36,583	252,432	236,788	2	52,227	1.4
JNL/JPMorgan U.S. Government & Quality Bond Fund	141,606	265,650	338,171	3	69,085	3.7
JNL/Lazard International Strategic Equity Fund	2,863	41,327	26,404	—	17,786	4.0
JNL/Loomis Sayles Global Growth Fund	13,027	29,800	23,596	1	19,231	2.0
JNL/Lord Abbett Short Duration Income Fund	11,093	300,141	309,247	1	1,987	0.3
JNL/Mellon Bond Index Fund	137,621	118,011	107,867	6	147,765	10.9
JNL/Mellon Communication Services Sector Fund	697	27,630	24,736	—	3,591	1.2
JNL/Mellon Consumer Discretionary Sector Fund	9,228	98,285	102,324	—	5,189	0.3
JNL/Mellon Consumer Staples Sector Fund	1,652	16,273	16,702	—	1,223	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Dow Index Fund	14,871	36,381	22,809	1	28,443	2.2
JNL/Mellon Emerging Markets Index Fund	11,021	68,361	66,678	1	12,704	1.1
JNL/Mellon Energy Sector Fund	1,072	137,064	138,136	—	—	—
JNL/Mellon Equity Income Fund	3,824	85,213	78,295	—	10,742	3.4
JNL/Mellon Financial Sector Fund	2,058	77,499	70,378	—	9,179	0.7
JNL/Mellon Healthcare Sector Fund	13,344	70,500	73,809	—	10,035	0.3
JNL/Mellon Industrials Sector Fund	699	27,832	24,001	—	4,530	2.6
JNL/Mellon Information Technology Sector Fund	13,438	143,411	139,569	—	17,280	0.4
JNL/Mellon International Index Fund	3,682	36,312	36,846	—	3,148	0.2
JNL/Mellon Materials Sector Fund	383	20,248	19,342	—	1,289	1.1
JNL/Mellon MSCI KLD 400 Social Index Fund	448	13,987	13,423	—	1,012	0.6
JNL/Mellon MSCI World Index Fund	2,414	14,036	13,826	—	2,624	0.7
JNL/Mellon Nasdaq 100 Index Fund	71,260	183,760	240,167	1	14,853	0.3
JNL/Mellon Real Estate Sector Fund	315	8,042	7,225	—	1,132	0.9
JNL/Mellon S&P 400 MidCap Index Fund	24,201	103,143	116,566	1	10,778	0.3
JNL/Mellon S&P 500 Index Fund	110,667	138,158	210,906	3	37,919	0.3
JNL/Mellon Small Cap Index Fund	6,493	211,872	218,365	1	—	—
JNL/Mellon Utilities Sector Fund	1,569	15,668	15,501	—	1,736	0.6
JNL/MFS Mid Cap Value Fund	3,963	91,739	48,780	1	46,922	2.5
JNL/Morningstar Wide Moat Index Fund	3,332	27,490	28,157	—	2,665	0.3
JNL/Neuberger Berman Commodity Strategy Fund	1,562	7,887	3,988	—	5,461	33.4
JNL/Neuberger Berman Strategic Income Fund	7,044	104,473	102,883	1	8,634	1.1
JNL/PPM America Floating Rate Income Fund	17,449	178,123	170,418	2	25,154	2.2
JNL/PPM America High Yield Bond Fund	42,253	229,406	210,280	3	61,379	3.3
JNL/PPM America Small Cap Value Fund	381	21,535	21,916	—	—	—
JNL/PPM America Total Return Fund	106,148	250,204	263,963	5	92,389	4.7
JNL/RAFI Fundamental Asia Developed Fund	3,337	17,835	17,808	—	3,364	1.5
JNL/RAFI Fundamental Europe Fund	409	6,868	6,581	—	696	0.2
JNL/RAFI Fundamental U.S. Small Cap Fund	459	42,736	42,077	—	1,118	0.2
JNL/RAFI Multi-Factor U.S. Equity Fund	12,481	58,514	63,041	—	7,954	0.3
JNL/T. Rowe Price Balanced Fund	217	10,026	9,405	—	838	0.2
JNL/T. Rowe Price Capital Appreciation Fund	19,568	104,232	93,182	—	30,618	0.3
JNL/T. Rowe Price Established Growth Fund	2,908	36,370	39,278	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,548	36,378	38,631	—	1,295	—
JNL/T. Rowe Price Short-Term Bond Fund	7,322	62,575	69,897	—	—	—
JNL/T. Rowe Price U.S. High Yield Fund	15,407	53,892	69,279	—	20	—
JNL/T. Rowe Price Value Fund	2,527	40,680	43,207	—	—	—
JNL/WCM Focused International Equity Fund	60,449	122,734	136,993	3	46,190	2.2
JNL/Westchester Capital Event Driven Fund	2,593	39,316	36,824	—	5,085	4.0
JNL/WMC Balanced Fund	614,780	553,142	377,090	25	790,832	8.4
JNL/WMC Value Fund	17,287	65,503	69,197	1	13,593	0.9

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	6,414	42,891	35,346	2	13,959	0.8
JNL/T. Rowe Price Balanced Fund	20,165	25,023	22,109	3	23,079	4.5
JNL/T. Rowe Price Capital Appreciation Fund	1,432,395	907,485	881,348	231	1,458,532	15.0
JNL/T. Rowe Price Established Growth Fund	37,577	480,656	460,735	5	57,498	0.5
JNL/T. Rowe Price Mid-Cap Growth Fund	189,751	311,949	324,573	27	177,127	2.6
JNL/T. Rowe Price Short-Term Bond Fund	25,325	145,119	148,562	2	21,882	1.2
JNL/T. Rowe Price U.S. High Yield Fund	26,519	119,965	129,792	3	16,692	2.4
JNL/T. Rowe Price Value Fund	9,047	148,072	143,359	1	13,760	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2021.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Mellon S&P 500 Index Fund and JNL/Mellon S&P 400 MidCap Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2021 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/American Funds Balanced Fund
Assets - Securities
Investment Companies	2,330,122	—	—	2,330,122
	2,330,122	—	—	2,330,122
JNL/American Funds Blue Chip Income and Growth Fund
Assets - Securities
Investment Companies	3,627,338	—	—	3,627,338
	3,627,338	—	—	3,627,338
JNL/American Funds Capital Income Builder Fund
Assets - Securities
Investment Companies	208,061	—	—	208,061
	208,061	—	—	208,061
JNL/American Funds Capital World Bond Fund
Assets - Securities
Investment Companies	498,943	—	—	498,943
	498,943	—	—	498,943
JNL/American Funds Global Growth Fund
Assets - Securities
Investment Companies	837,468	—	—	837,468
	837,468	—	—	837,468
JNL/American Funds Global Small Capitalization Fund
Assets - Securities
Investment Companies	913,849	—	—	913,849
	913,849	—	—	913,849
JNL/American Funds Growth Fund
Assets - Securities
Investment Companies	3,432,423	—	—	3,432,423
	3,432,423	—	—	3,432,423
JNL/American Funds Growth-Income Fund
Assets - Securities
Investment Companies	9,070,618	—	—	9,070,618
	9,070,618	—	—	9,070,618
JNL/American Funds International Fund
Assets - Securities
Investment Companies	1,881,489	—	—	1,881,489
	1,881,489	—	—	1,881,489
JNL/American Funds New World Fund
Assets - Securities
Investment Companies	1,678,613	—	—	1,678,613
	1,678,613	—	—	1,678,613
JNL/Vanguard Capital Growth Fund
Assets - Securities
Investment Companies	551,824	—	—	551,824
	551,824	—	—	551,824
JNL/Vanguard Equity Income Fund
Assets - Securities
Investment Companies	634,378	—	—	634,378
	634,378	—	—	634,378
JNL/Vanguard International Fund
Assets - Securities
Investment Companies	1,393,774	—	—	1,393,774
	1,393,774	—	—	1,393,774
JNL/Vanguard Small Company Growth Fund
Assets - Securities
Investment Companies	234,539	—	—	234,539
	234,539	—	—	234,539
JNL Aggressive Growth Allocation Fund
Assets - Securities
Investment Companies	1,706,626	—	—	1,706,626
	1,706,626	—	—	1,706,626
JNL Conservative Allocation Fund
Assets - Securities
Investment Companies	758,323	—	—	758,323
	758,323	—	—	758,323
JNL Growth Allocation Fund
Assets - Securities
Investment Companies	2,577,975	—	—	2,577,975
	2,577,975	—	—	2,577,975
JNL Moderate Allocation Fund
Assets - Securities
Investment Companies	2,757,470	—	—	2,757,470
	2,757,470	—	—	2,757,470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	5,033,631	—	—	5,033,631
	5,033,631	—	—	5,033,631
JNL/American Funds Growth Allocation Fund
Assets - Securities
Investment Companies	3,681,291	—	—	3,681,291
	3,681,291	—	—	3,681,291
JNL/American Funds Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	2,926,569	—	—	2,926,569
	2,926,569	—	—	2,926,569
JNL/DFA Growth Allocation Fund
Assets - Securities
Investment Companies	278,587	—	—	278,587
	278,587	—	—	278,587
JNL/DFA Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	232,371	—	—	232,371
	232,371	—	—	232,371
JNL/Goldman Sachs 4 Fund
Assets - Securities
Investment Companies	6,007,423	—	—	6,007,423
	6,007,423	—	—	6,007,423
JNL/Goldman Sachs Managed Aggressive Growth Fund
Assets - Securities
Investment Companies	2,605,474	—	—	2,605,474
	2,605,474	—	—	2,605,474
JNL/Goldman Sachs Managed Conservative Fund
Assets - Securities
Investment Companies	1,196,804	—	—	1,196,804
	1,196,804	—	—	1,196,804
JNL/Goldman Sachs Managed Growth Fund
Assets - Securities
Investment Companies	5,668,984	—	—	5,668,984
	5,668,984	—	—	5,668,984
JNL/Goldman Sachs Managed Moderate Fund
Assets - Securities
Investment Companies	2,818,399	—	—	2,818,399
	2,818,399	—	—	2,818,399
JNL/Goldman Sachs Managed Moderate Growth Fund
Assets - Securities
Investment Companies	5,715,265	—	—	5,715,265
	5,715,265	—	—	5,715,265
JNL/Mellon Index 5 Fund
Assets - Securities
Investment Companies	1,317,105	—	—	1,317,105
	1,317,105	—	—	1,317,105
JNL/Vanguard Global Bond Market Index Fund
Assets - Securities
Investment Companies	191,665	—	—	191,665
	191,665	—	—	191,665
JNL/Vanguard International Stock Market Index Fund
Assets - Securities
Investment Companies	504,648	—	—	504,648
	504,648	—	—	504,648
JNL/Vanguard U.S. Stock Market Index Fund
Assets - Securities
Investment Companies	988,586	—	—	988,586
	988,586	—	—	988,586
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	309,578	—	—	309,578
Short Term Investments	59,724	—	—	59,724
	369,302	—	—	369,302
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	183,240	—	—	183,240
Short Term Investments	18,974	—	—	18,974
	202,214	—	—	202,214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	332,714	—	—	332,714
Short Term Investments	23,863	—	—	23,863
	356,577	—	—	356,577
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	709,677	—	—	709,677
Short Term Investments	112,879	—	—	112,879
	822,556	—	—	822,556
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	510,899	—	—	510,899
Short Term Investments	36,659	—	—	36,659
	547,558	—	—	547,558
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	666,308	—	—	666,308
Short Term Investments	73,907	—	—	73,907
	740,215	—	—	740,215
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	395,297	103,604	2,504	501,405
Corporate Bonds And Notes	—	357,535	220	357,755
Non-U.S. Government Agency Asset-Backed Securities	—	146,869	—	146,869
Government And Agency Obligations	—	115,656	—	115,656
Senior Floating Rate Instruments[1]	—	18,275	—	18,275
Other Equity Interests	—	—	12,608	12,608
Preferred Stocks	5,692	—	96	5,788
Warrants	1,139	—	5	1,144
Rights	—	36	229	265
Short Term Investments	141,787	24,498	—	166,285
	543,915	766,473	15,662	1,326,050
Liabilities - Securities
Common Stocks	(203,473)	(3,227)	—	(206,700)
Investment Companies	(16,070)	—	—	(16,070)
Corporate Bonds And Notes	—	(567)	—	(567)
Short Term Investments	—	(27,500)	—	(27,500)
	(219,543)	(31,294)	—	(250,837)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,404	—	—	3,404
Centrally Cleared Interest Rate Swap Agreements	—	13,230	—	13,230
Centrally Cleared Credit Default Swap Agreements	—	39	—	39
Exchange Traded Futures Options	1	—	—	1
Exchange Traded Purchased Options	413	—	—	413
OTC Purchased Options	—	297	—	297
Open Forward Foreign Currency Contracts	—	2,242	—	2,242
OTC Contracts for Difference	—	1,677	—	1,677
OTC Total Return Swap Agreements	—	1,498	22	1,520
	3,818	18,983	22	22,823
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(10,698)	—	—	(10,698)
Centrally Cleared Interest Rate Swap Agreements	—	(248)	—	(248)
Exchange Traded Futures Options	(6)	—	—	(6)
Exchange Traded Written Options	(910)	—	—	(910)
OTC Written Options	—	(413)	—	(413)
Open Forward Foreign Currency Contracts	—	(1,205)	—	(1,205)
OTC Interest Rate Swap Agreements	—	(199)	—	(199)
OTC Contracts for Difference	—	(2,200)	—	(2,200)
OTC Total Return Swap Agreements	—	(7,564)	—	(7,564)
	(11,614)	(11,829)	—	(23,443)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	367,347	1,278,606	—	1,645,953
Preferred Stocks	19,270	—	—	19,270
Warrants	—	5,368	—	5,368
Investment Companies	2,610	—	—	2,610
Short Term Investments	55,029	—	—	55,029
	444,256	1,283,974	—	1,728,230
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	6	—	6
	—	6	—	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(10)	—	(10)
	—	(10)	—	(10)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	45,304	261,501	—	306,805
Preferred Stocks	1,121	—	—	1,121
Short Term Investments	6,338	—	—	6,338
	52,763	261,501	—	314,264
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	5	—	5
	—	5	—	5
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,596,963	—	—	1,596,963
Preferred Stocks	29,496	—	—	29,496
Short Term Investments	75,504	—	—	75,504
	1,701,963	—	—	1,701,963
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	3,131,787	63,138	—	3,194,925
Warrants	30	—	—	30
Short Term Investments	141,308	—	—	141,308
	3,273,125	63,138	—	3,336,263
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,424,218	—	—	1,424,218
Short Term Investments	92,501	—	—	92,501
	1,516,719	—	—	1,516,719
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	196,409	—	—	196,409
Investment Companies	10	—	—	10
Short Term Investments	1,679	145	—	1,824
	198,098	145	—	198,243
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	25	—	—	25
	25	—	—	25
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	56,115	—	—	56,115
Short Term Investments	1,958	—	—	1,958
	58,073	—	—	58,073
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	17	—	—	17
	17	—	—	17
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	398,612	—	—	398,612
Preferred Stocks	357	—	—	357
Short Term Investments	3,911	—	—	3,911
	402,880	—	—	402,880
Liabilities - Securities
Common Stocks	(90,621)	—	—	(90,621)
	(90,621)	—	—	(90,621)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	30	—	—	30
	30	—	—	30
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	24,080	34,190	—	58,270
	24,080	34,190	—	58,270
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	973	—	—	973
Open Forward Foreign Currency Contracts	—	1,929	—	1,929
OTC Total Return Swap Agreements	—	85	—	85
	973	2,014	—	2,987

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(983)	—	—	(983)
Open Forward Foreign Currency Contracts	—	(2,233)	—	(2,233)
OTC Total Return Swap Agreements	—	(59)	—	(59)
	(983)	(2,292)	—	(3,275)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	39,681	—	39,681
Preferred Stocks	800	—	—	800
Short Term Investments	1,504	—	—	1,504
	2,304	39,681	—	41,985
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2)	—	—	(2)
Open Forward Foreign Currency Contracts	—	—	—	—
	(2)	—	—	(2)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,916,110	829,753	8,798	2,754,661
Government And Agency Obligations	—	344,835	—	344,835
Investment Companies	317,216	—	—	317,216
Corporate Bonds And Notes	—	208,692	7,523	216,215
Non-U.S. Government Agency Asset-Backed Securities	—	74,274	—	74,274
Senior Floating Rate Instruments	—	58,689	—	58,689
Preferred Stocks	16,983	—	—	16,983
Trust Preferreds	5,276	—	—	5,276
Warrants	288	—	—	288
Rights	4	—	—	4
Short Term Investments	100,670	346,697	—	447,367
	2,356,547	1,862,940	16,321	4,235,808
Liabilities - Securities
Common Stocks	(31,087)	—	—	(31,087)
	(31,087)	—	—	(31,087)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4,595	—	—	4,595
Centrally Cleared Interest Rate Swap Agreements	—	33,664	—	33,664
Centrally Cleared Credit Default Swap Agreements	—	1,973	—	1,973
Exchange Traded Purchased Options	11,747	—	—	11,747
OTC Purchased Options	—	21,496	—	21,496
Open Forward Foreign Currency Contracts	—	4,641	—	4,641
OTC Credit Default Swap Agreements	—	152	—	152
OTC Contracts for Difference	—	399	—	399
OTC Total Return Swap Agreements	—	217	—	217
	16,342	62,542	—	78,884
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Barrier Options	—	(334)	—	(334)
Futures Contracts	(3,093)	—	—	(3,093)
Centrally Cleared Interest Rate Swap Agreements	—	(25,092)	—	(25,092)
Exchange Traded Written Options	(7,358)	—	—	(7,358)
OTC Written Options	—	(12,768)	—	(12,768)
Open Forward Foreign Currency Contracts	—	(15,550)	—	(15,550)
OTC Credit Default Swap Agreements	—	(245)	—	(245)
OTC Contracts for Difference	—	(1,185)	—	(1,185)
OTC Total Return Swap Agreements	—	(316)	—	(316)
	(10,451)	(55,490)	—	(65,941)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	542,457	218,954	—	761,411
Warrants	—	298	—	298
Short Term Investments	17,091	—	—	17,091
	559,548	219,252	—	778,800
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,715,958	128,677	—	4,844,635
Short Term Investments	13,112	—	—	13,112
	4,729,070	128,677	—	4,857,747

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Financials	4,273	3,606	—	7,879
Information Technology	3,820	3,018	—	6,838
Materials	3,369	3,057	—	6,426
Industrials	1,534	4,836	—	6,370
Consumer Discretionary	1,097	4,345	—	5,442
Energy	3,036	—	—	3,036
Health Care	1,878	1,126	—	3,004
Communication Services	845	1,127	—	1,972
Consumer Staples	366	1,315	—	1,681
Utilities	—	407	—	407
Preferred Stocks	831	—	—	831
Short Term Investments	3,869	—	—	3,869
	24,918	22,837	—	47,755
Liabilities - Securities
Common Stocks
Financials	(919)	(512)	—	(1,431)
Industrials	(1,309)	(1,781)	—	(3,090)
Communication Services	(574)	—	—	(574)
Real Estate	(350)	—	—	(350)
Consumer Discretionary	(1,629)	(804)	—	(2,433)
Consumer Staples	(567)	(1,236)	—	(1,803)
Materials	(1,060)	(364)	—	(1,424)
Health Care	(742)	(262)	—	(1,004)
Information Technology	(1,459)	(907)	—	(2,366)
	(8,609)	(5,866)	—	(14,475)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
OTC Contracts for Difference	—	96	—	96
	—	96	—	96
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(170)	—	—	(170)
OTC Contracts for Difference	—	(63)	—	(63)
	(170)	(63)	—	(233)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	56,112	1,245,894	—	1,302,006
Preferred Stocks	50,038	—	—	50,038
Warrants	242	—	—	242
Short Term Investments	40,036	—	—	40,036
	146,428	1,245,894	—	1,392,322
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,364,487	—	—	1,364,487
Short Term Investments	35,040	—	—	35,040
	1,399,527	—	—	1,399,527
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	19,565	104,316	—	123,881
Preferred Stocks	1,356	—	—	1,356
Warrants	2	—	—	2
Rights	1	—	—	1
Short Term Investments	4,400	—	—	4,400
	25,324	104,316	—	129,640
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,423,624	—	14	1,423,638
Preferred Stocks	63	—	—	63
Rights	—	—	12	12
Short Term Investments	6,010	—	—	6,010
	1,429,697	—	26	1,429,723

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	367,245	—	35	367,280
Preferred Stocks	93	—	—	93
Rights	—	—	18	18
Short Term Investments	6,250	—	—	6,250
	373,588	—	53	373,641
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,518,891	—	1,518,891
Non-U.S. Government Agency Asset-Backed Securities	—	979,727	—	979,727
Corporate Bonds And Notes	—	895,703	—	895,703
Senior Floating Rate Instruments[1]	—	135,566	6	135,572
Common Stocks	390	—	394	784
Short Term Investments	124,265	53,319	—	177,584
	124,655	3,583,206	400	3,708,261
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	303	—	303
	—	303	—	303
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	566,258	—	566,258
Government And Agency Obligations	—	302,148	—	302,148
Common Stocks	—	—	—	—
Short Term Investments	36,189	—	—	36,189
	36,189	868,406	—	904,595
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,066,591	—	1,066,591
Government And Agency Obligations	—	516,999	—	516,999
Corporate Bonds And Notes	—	280,048	—	280,048
Senior Floating Rate Instruments[1]	—	134,863	—	134,863
Common Stocks	8	—	287	295
Short Term Investments	259,539	24,499	—	284,038
	259,547	2,023,000	287	2,282,834
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(4)	—	(4)
	—	(4)	—	(4)
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	152,986	—	152,986
	—	152,986	—	152,986
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,471,611	—	1,471,611
Non-U.S. Government Agency Asset-Backed Securities	—	1,161,590	—	1,161,590
Short Term Investments	73,553	—	—	73,553
	73,553	2,633,201	—	2,706,754
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	600,076	—	600,076
Corporate Bonds And Notes	—	480,457	216	480,673
Non-U.S. Government Agency Asset-Backed Securities	—	108,583	—	108,583
Senior Floating Rate Instruments	—	71,597	158	71,755
Common Stocks	296	1	202	499
Preferred Stocks	240	—	—	240
Warrants	2	—	—	2
Short Term Investments	85,719	—	—	85,719
	86,257	1,260,714	576	1,347,547
Liabilities - Securities
Government And Agency Obligations	—	(2,430)	—	(2,430)
	—	(2,430)	—	(2,430)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5	—	—	5
Centrally Cleared Interest Rate Swap Agreements	—	16	—	16
OTC Purchased Options	—	105	—	105
	5	121	—	126
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(192)	—	—	(192)
Centrally Cleared Interest Rate Swap Agreements	—	(22)	—	(22)
OTC Written Options	—	(441)	—	(441)
	(192)	(463)	—	(655)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks	653,720	345,368	—	999,088
Short Term Investments	13,702	—	—	13,702
	667,422	345,368	—	1,012,790
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	336,170	—	336,170
Corporate Bonds And Notes	—	24	—	24
Common Stocks	—	—	—	—
Short Term Investments	116,902	60,809	—	177,711
	116,902	397,003	—	513,905
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	8,851	—	8,851
	—	8,851	—	8,851
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(13,861)	—	(13,861)
	—	(13,861)	—	(13,861)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	614,126	220,524	—	834,650
Government And Agency Obligations	—	120,617	—	120,617
Corporate Bonds And Notes	—	94,713	—	94,713
Investment Companies	30,417	—	—	30,417
Equity Linked Structured Notes	—	23,818	1,339	25,157
Preferred Stocks	16,332	—	—	16,332
Non-U.S. Government Agency Asset-Backed Securities	—	4,136	—	4,136
Short Term Investments	28,813	—	—	28,813
	689,688	463,808	1,339	1,154,835
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,144	—	—	1,144
Open Forward Foreign Currency Contracts	—	3	—	3
	1,144	3	—	1,147
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(50)	—	—	(50)
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
	(50)	(2)	—	(52)
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	892,076	50,243	—	942,319
Corporate Bonds And Notes	—	413,086	—	413,086
Equity Linked Structured Notes	—	169,377	—	169,377
Preferred Stocks	75,322	—	—	75,322
Government And Agency Obligations	—	57,515	—	57,515
Non-U.S. Government Agency Asset-Backed Securities	—	4,847	—	4,847
Short Term Investments	35,387	—	—	35,387
	1,002,785	695,068	—	1,697,853
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	102,307	390,043	—	492,350
Investment Companies	13,653	—	—	13,653
Preferred Stocks	913	—	—	913
Short Term Investments	23,779	—	—	23,779
	140,652	390,043	—	530,695
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Goldman Sachs Competitive Advantage Fund
Assets - Securities
Common Stocks	2,463,587	—	—	2,463,587
Short Term Investments	14,527	1,071	—	15,598
	2,478,114	1,071	—	2,479,185
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	155	—	—	155
	155	—	—	155
JNL/Goldman Sachs Dividend Income & Growth Fund
Assets - Securities
Common Stocks	4,748,623	—	—	4,748,623
Short Term Investments	27,210	2,229	—	29,439
	4,775,833	2,229	—	4,778,062
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	296	—	—	296
	296	—	—	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs International 5 Fund
Assets - Securities
Common Stocks	6,061	62,028	—	68,089
Preferred Stocks	1,390	—	—	1,390
Investment Companies	89	—	—	89
Short Term Investments	1,454	141	—	1,595
	8,994	62,169	—	71,163
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5)	—	—	(5)
Open Forward Foreign Currency Contracts	—	—	—	—
	(5)	—	—	(5)
JNL/Goldman Sachs Intrinsic Value Fund
Assets - Securities
Common Stocks	2,412,170	—	—	2,412,170
Short Term Investments	34,934	2,373	—	37,307
	2,447,104	2,373	—	2,449,477
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	461	—	—	461
	461	—	—	461
JNL/Goldman Sachs Total Yield Fund
Assets - Securities
Common Stocks	1,993,985	—	—	1,993,985
Short Term Investments	19,800	1,326	—	21,126
	2,013,785	1,326	—	2,015,111
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	254	—	—	254
	254	—	—	254
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	86,155	177,018	—	263,173
India	37,846	143,143	—	180,989
Russian Federation	77,715	21,183	—	98,898
Taiwan	2,127	70,755	—	72,882
South Korea	—	72,198	—	72,198
Brazil	47,328	—	—	47,328
United States of America	40,736	—	—	40,736
Netherlands	—	37,139	—	37,139
Spain	—	12,953	—	12,953
Hong Kong	—	7,494	—	7,494
Indonesia	—	7,218	—	7,218
Cyprus	5,009	—	—	5,009
Mexico	1,950	—	—	1,950
Participatory Notes	—	64,731	—	64,731
Preferred Stocks	13,056	—	—	13,056
Short Term Investments	43,210	—	—	43,210
	355,132	613,832	—	968,964
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	340,288	—	—	340,288
Germany	—	158,127	—	158,127
Switzerland	—	128,914	—	128,914
United Kingdom	22,457	27,221	—	49,678
France	—	38,771	—	38,771
Netherlands	—	29,128	—	29,128
South Africa	—	24,231	—	24,231
China	7,119	7,109	—	14,228
Japan	—	13,836	—	13,836
South Korea	—	13,705	—	13,705
Mexico	8,106	—	—	8,106
Preferred Stocks	4,339	—	—	4,339
Warrants	99	—	—	99
Short Term Investments	31,899	—	—	31,899
	414,307	441,042	—	855,349
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	896	—	896
	—	896	—	896

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	221,510	—	—	221,510
Short Term Investments	1,678	—	—	1,678
	223,188	—	—	223,188
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	811,680	148,671	—	960,351
Short Term Investments	37,098	—	—	37,098
	848,778	148,671	—	997,449
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	604	—	604
	—	604	—	604
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(112)	—	(112)
	—	(112)	—	(112)
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,389,798	—	—	1,389,798
Japan	—	386,194	—	386,194
France	—	217,198	—	217,198
China	107,561	—	—	107,561
India	39,503	57,586	—	97,089
Netherlands	7,197	89,653	—	96,850
Sweden	—	88,572	—	88,572
Germany	—	61,106	—	61,106
United Kingdom	40,515	—	—	40,515
Spain	—	32,921	—	32,921
Brazil	21,710	—	—	21,710
Switzerland	—	13,450	—	13,450
Denmark	1,385	6,671	—	8,056
Italy	—	6,891	—	6,891
Preferred Stocks	37	—	—	37
Short Term Investments	13,736	—	—	13,736
	1,621,442	960,242	—	2,581,684
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	469,856	—	—	469,856
Japan	—	96,681	—	96,681
Hong Kong	—	73,909	—	73,909
Germany	—	60,000	—	60,000
China	—	42,466	—	42,466
United Kingdom	—	29,735	—	29,735
Australia	—	27,981	—	27,981
Singapore	—	26,585	—	26,585
Canada	23,365	—	—	23,365
France	—	11,421	—	11,421
Spain	—	11,222	—	11,222
Sweden	—	10,316	—	10,316
Philippines	—	8,671	—	8,671
Belgium	—	7,588	—	7,588
Thailand	—	6,237	—	6,237
Brazil	5,831	—	—	5,831
Italy	—	4,296	—	4,296
South Africa	—	2,715	—	2,715
Mexico	1,786	—	—	1,786
Indonesia	—	1,697	—	1,697
India	—	1,253	—	1,253
Malta	—	—	4	4
Short Term Investments	5,547	—	—	5,547
	506,385	422,773	4	929,162
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3	—	3
	—	3	—	3
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	361,715	766,244	—	1,127,959
Preferred Stocks	14,877	—	—	14,877
Short Term Investments	21,300	—	—	21,300
	397,892	766,244	—	1,164,136
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,581,032	15,125	—	2,596,157
Short Term Investments	30,462	—	—	30,462
	2,611,494	15,125	—	2,626,619
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	471,680	91	2	471,773
China	4,890	95,346	—	100,236
United Kingdom	1,686	41,411	—	43,097
Japan	—	37,663	—	37,663
France	—	33,427	—	33,427
Netherlands	6,008	21,034	—	27,042
South Korea	—	25,117	—	25,117
Taiwan	5,592	18,071	—	23,663
Germany	—	23,065	—	23,065
Switzerland	3,218	16,704	—	19,922
India	5,392	11,922	—	17,314
Hong Kong	36	15,747	—	15,783
Sweden	—	13,169	—	13,169
Denmark	—	11,957	—	11,957
Australia	—	10,447	—	10,447
Spain	—	9,747	—	9,747
Russian Federation	—	8,291	636	8,927
South Africa	—	7,168	—	7,168
Canada	6,867	—	—	6,867
Mexico	4,933	13	—	4,946
Ireland	4,179	733	—	4,912
Italy	1,169	3,691	—	4,860
Brazil	4,351	—	—	4,351
Indonesia	—	4,293	—	4,293
Thailand	—	3,930	—	3,930
Singapore	2,737	1,161	—	3,898
Finland	—	3,269	—	3,269
Belgium	—	3,254	—	3,254
Bermuda	2,510	—	—	2,510
Austria	—	1,820	—	1,820
Poland	—	1,277	—	1,277
Cyprus	—	934	—	934
Argentina	791	—	—	791
Norway	—	686	—	686
Greece	—	565	—	565
Israel	—	369	—	369
New Zealand	—	286	—	286
Luxembourg	—	242	—	242
Portugal	—	175	—	175
Chile	—	55	—	55
Macau	—	24	—	24
United Arab Emirates	—	19	—	19
Corporate Bonds And Notes	—	244,045	—	244,045
Government And Agency Obligations	—	109,691	—	109,691
Investment Companies	65,677	—	—	65,677
Preferred Stocks	7,646	—	—	7,646
Non-U.S. Government Agency Asset-Backed Securities	—	3,657	—	3,657
Warrants	—	1,336	737	2,073
Senior Floating Rate Instruments	—	—	7	7
Rights	—	—	—	—
Short Term Investments	6,850	15,956	—	22,806
	606,212	801,858	1,382	1,409,452
Liabilities - Securities
Common Stocks	(10,534)	—	—	(10,534)
Investment Companies	(1,610)	—	—	(1,610)
	(12,144)	—	—	(12,144)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,205	—	—	1,205
Exchange Traded Purchased Options	17	—	—	17
Open Forward Foreign Currency Contracts	—	3,118	—	3,118
	1,222	3,118	—	4,340
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7,481)	—	—	(7,481)
Open Forward Foreign Currency Contracts	—	(341)	—	(341)
	(7,481)	(341)	—	(7,822)
JNL/JPMorgan Growth & Income Fund
Assets - Securities
Common Stocks	1,172,790	—	—	1,172,790
Other Equity Interests	—	23	—	23
Short Term Investments	5,375	—	—	5,375
	1,178,165	23	—	1,178,188
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	513,493	—	—	513,493
Short Term Investments	7,714	—	—	7,714
	521,207	—	—	521,207
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	44	—	—	44
Exchange Traded Purchased Options	10,034	—	—	10,034
	10,078	—	—	10,078
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(9,442)	—	—	(9,442)
	(9,442)	—	—	(9,442)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,795,423	—	—	3,795,423
Short Term Investments	52,227	—	—	52,227
	3,847,650	—	—	3,847,650
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,515,921	—	1,515,921
Non-U.S. Government Agency Asset-Backed Securities	—	154,467	—	154,467
Corporate Bonds And Notes	—	126,402	—	126,402
Short Term Investments	73,984	—	—	73,984
	73,984	1,796,790	—	1,870,774
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	77,569	325,586	—	403,155
Preferred Stocks	17,476	—	—	17,476
Short Term Investments	18,888	—	—	18,888
	113,933	325,586	—	439,519
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	685,425	207,638	—	893,063
Preferred Stocks	29,217	—	—	29,217
Short Term Investments	19,231	—	—	19,231
	733,873	207,638	—	941,511
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	319,390	—	319,390
Non-U.S. Government Agency Asset-Backed Securities	—	233,155	—	233,155
Government And Agency Obligations	—	104,097	—	104,097
Senior Floating Rate Instruments	—	28,929	—	28,929
Short Term Investments	3,292	1,116	—	4,408
	3,292	686,687	—	689,979
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	722	—	—	722
	722	—	—	722
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(164)	—	—	(164)
	(164)	—	—	(164)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	940,425	—	940,425
Corporate Bonds And Notes	—	391,198	—	391,198
Non-U.S. Government Agency Asset-Backed Securities	—	20,706	—	20,706
Short Term Investments	155,077	—	—	155,077
	155,077	1,352,329	—	1,507,406
Liabilities - Securities
Government And Agency Obligations	—	(1,139)	—	(1,139)
	—	(1,139)	—	(1,139)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	291,125	—	—	291,125
Short Term Investments	3,733	110	—	3,843
	294,858	110	—	294,968
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(37)	—	—	(37)
	(37)	—	—	(37)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,884,853	—	—	1,884,853
Rights	—	3	—	3
Short Term Investments	6,900	467	—	7,367
	1,891,753	470	—	1,892,223
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	25	—	—	25
	25	—	—	25
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	215,734	—	—	215,734
Short Term Investments	1,881	135	—	2,016
	217,615	135	—	217,750
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	51	—	—	51
	51	—	—	51
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,264,236	—	—	1,264,236
Short Term Investments	28,443	1,716	—	30,159
	1,292,679	1,716	—	1,294,395
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	210	—	—	210
	210	—	—	210
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	234,517	890,787	13	1,125,317
Preferred Stocks	24,195	—	—	24,195
Rights	13	435	—	448
Warrants	3	—	—	3
Short Term Investments	23,729	1,245	—	24,974
	282,457	892,467	13	1,174,937
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(173)	—	—	(173)
	(173)	—	—	(173)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,209,087	—	—	1,209,087
Short Term Investments	6,271	506	—	6,777
	1,215,358	506	—	1,215,864
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(40)	—	—	(40)
	(40)	—	—	(40)
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	293,407	—	—	293,407
Short Term Investments	10,742	—	—	10,742
	304,149	—	—	304,149
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,396,477	—	—	1,396,477
Rights	—	—	—	—
Short Term Investments	11,346	813	—	12,159
	1,407,823	813	—	1,408,636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10	—	—	10
	10	—	—	10
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,792,464	—	—	3,792,464
Rights	—	—	45	45
Short Term Investments	28,209	779	—	28,988
	3,820,673	779	45	3,821,497
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	161	—	—	161
	161	—	—	161
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	162,491	—	—	162,491
Short Term Investments	4,725	145	—	4,870
	167,216	145	—	167,361
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	45	—	—	45
	45	—	—	45
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,852,919	—	—	4,852,919
Short Term Investments	28,046	1,859	—	29,905
	4,880,965	1,859	—	4,882,824
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	183	—	—	183
	183	—	—	183
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	8,235	1,685,485	—	1,693,720
Preferred Stocks	38,911	—	—	38,911
Rights	—	1	—	1
Short Term Investments	32,702	930	—	33,632
	79,848	1,686,416	—	1,766,264
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	155	—	—	155
Open Forward Foreign Currency Contracts	—	103	—	103
	155	103	—	258
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(19)	—	—	(19)
Open Forward Foreign Currency Contracts	—	(178)	—	(178)
	(19)	(178)	—	(197)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	112,822	—	—	112,822
Investment Companies	399	—	—	399
Short Term Investments	1,600	54	—	1,654
	114,821	54	—	114,875
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5	—	—	5
	5	—	—	5
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	176,535	—	—	176,535
Investment Companies	591	—	—	591
Short Term Investments	1,067	56	—	1,123
	178,193	56	—	178,249
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7	—	—	7
	7	—	—	7
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	257,608	109,327	—	366,935
Preferred Stocks	2,504	—	—	2,504
Rights	—	—	—	—
Short Term Investments	5,229	304	—	5,533
	265,341	109,631	—	374,972
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	43	—	—	43
Open Forward Foreign Currency Contracts	—	12	—	12
	43	12	—	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI World Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	(24)	—	(24)
	(3)	(24)	—	(27)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,612,838	—	—	5,612,838
Short Term Investments	22,658	1,404	—	24,062
	5,635,496	1,404	—	5,636,900
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	150	—	—	150
	150	—	—	150
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	131,262	—	—	131,262
Short Term Investments	1,925	107	—	2,032
	133,187	107	—	133,294
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,809,920	—	—	3,809,920
Short Term Investments	11,197	2,763	—	13,960
	3,821,117	2,763	—	3,823,880
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	11,181,360	—	—	11,181,360
Short Term Investments	682,143	2,808	—	684,951
	11,863,503	2,808	—	11,866,311
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	430	—	—	430
	430	—	—	430
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	3,212,057	—	—	3,212,057
Investment Companies	11,565	—	—	11,565
Short Term Investments	53,570	950	—	54,520
	3,277,192	950	—	3,278,142
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(874)	—	—	(874)
	(874)	—	—	(874)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	272,489	—	—	272,489
Short Term Investments	1,736	217	—	1,953
	274,225	217	—	274,442
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	49	—	—	49
	49	—	—	49
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,852,553	5,046	—	1,857,599
Short Term Investments	59,802	—	—	59,802
	1,912,355	5,046	—	1,917,401
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	960,973	—	—	960,973
Short Term Investments	2,665	272	—	2,937
	963,638	272	—	963,910
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	34	—	—	34
	34	—	—	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Government And Agency Obligations	—	4,052	—	4,052
Non-U.S. Government Agency Asset-Backed Securities	—	301	—	301
Corporate Bonds And Notes	—	201	—	201
Short Term Investments	5,461	8,259	—	13,720
	5,461	12,813	—	18,274
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	473	—	—	473
	473	—	—	473
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(530)	—	—	(530)
	(530)	—	—	(530)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	458,554	—	458,554
Government And Agency Obligations	—	308,896	—	308,896
Senior Floating Rate Instruments[1]	—	65,487	—	65,487
Non-U.S. Government Agency Asset-Backed Securities	—	42,715	—	42,715
Short Term Investments	14,608	57,698	—	72,306
	14,608	933,350	—	947,958
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,797	—	—	6,797
Centrally Cleared Credit Default Swap Agreements	—	66	—	66
Open Forward Foreign Currency Contracts	—	528	—	528
OTC Total Return Swap Agreements	—	663	—	663
	6,797	1,257	—	8,054
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(252)	—	(252)
	—	(252)	—	(252)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	829,379	—	829,379
Corporate Bonds And Notes	—	518,961	—	518,961
Non-U.S. Government Agency Asset-Backed Securities	—	518,427	—	518,427
Senior Floating Rate Instruments	—	63,861	—	63,861
Common Stocks
Communication Services	3,186	—	1,489	4,675
Consumer Discretionary	—	3,090	—	3,090
Energy	—	788	328	1,116
Real Estate	602	—	—	602
Rights	—	—	2,065	2,065
Short Term Investments	1,875	112,025	—	113,900
	5,663	2,046,531	3,882	2,056,076
Liabilities - Securities
Government And Agency Obligations	—	(21,623)	—	(21,623)
Senior Floating Rate Instruments[1]	—	(5)	—	(5)
	—	(21,628)	—	(21,628)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,663	—	—	3,663
Centrally Cleared Interest Rate Swap Agreements	—	20,518	—	20,518
Centrally Cleared Credit Default Swap Agreements	—	478	—	478
OTC Purchased Options	—	182	—	182
Open Forward Foreign Currency Contracts	—	6,143	—	6,143
OTC Interest Rate Swap Agreements	—	210	—	210
OTC Credit Default Swap Agreements	—	3,445	—	3,445
	3,663	30,976	—	34,639
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,779)	—	—	(1,779)
Centrally Cleared Interest Rate Swap Agreements	—	(9,909)	—	(9,909)
Centrally Cleared Credit Default Swap Agreements	—	(78)	—	(78)
OTC Written Options	—	(317)	—	(317)
Open Forward Foreign Currency Contracts	—	(3,404)	—	(3,404)
OTC Credit Default Swap Agreements	—	(30)	—	(30)
	(1,779)	(13,738)	—	(15,517)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,481,202	—	1,481,202
Government And Agency Obligations	—	356,514	—	356,514
Non-U.S. Government Agency Asset-Backed Securities	—	58,901	—	58,901
Senior Floating Rate Instruments	—	42,282	—	42,282
Preferred Stocks	440	—	—	440
Common Stocks	15	—	166	181
Short Term Investments	3,087	13,590	—	16,677
	3,542	1,952,489	166	1,956,197
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	12	—	—	12
Centrally Cleared Interest Rate Swap Agreements	—	2,124	—	2,124
Centrally Cleared Credit Default Swap Agreements	—	1,305	—	1,305
Open Forward Foreign Currency Contracts	—	1,629	—	1,629
OTC Credit Default Swap Agreements	—	890	—	890
	12	5,948	—	5,960
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(167)	—	—	(167)
Centrally Cleared Interest Rate Swap Agreements	—	(2,826)	—	(2,826)
Centrally Cleared Credit Default Swap Agreements	—	(79)	—	(79)
Exchange Traded Written Options	(6)	—	—	(6)
OTC Written Options	—	(449)	—	(449)
Open Forward Foreign Currency Contracts	—	(1,130)	—	(1,130)
OTC Credit Default Swap Agreements	—	(129)	—	(129)
	(173)	(4,613)	—	(4,786)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,845,594	—	1,845,594
Non-U.S. Government Agency Asset-Backed Securities	—	171,721	—	171,721
Corporate Bonds And Notes	—	54,573	—	54,573
Preferred Stocks	709	—	—	709
Short Term Investments	—	2,172	—	2,172
	709	2,074,060	—	2,074,769
Liabilities - Securities
Government And Agency Obligations	—	(332)	—	(332)
	—	(332)	—	(332)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7,567	—	—	7,567
Centrally Cleared Interest Rate Swap Agreements	—	2,718	—	2,718
Centrally Cleared Credit Default Swap Agreements	—	50	—	50
Exchange Traded Futures Options	5	—	—	5
Exchange Traded Purchased Options	5	—	—	5
OTC Purchased Options	—	2,988	—	2,988
Open Forward Foreign Currency Contracts	—	4,950	—	4,950
OTC Total Return Swap Agreements	—	47	—	47
	7,577	10,753	—	18,330
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,944)	—	—	(3,944)
Centrally Cleared Interest Rate Swap Agreements	—	(4,824)	—	(4,824)
OTC Written Options	—	(3,166)	—	(3,166)
Open Forward Foreign Currency Contracts	—	(74)	—	(74)
	(3,944)	(8,064)	—	(12,008)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,132,588	—	1,132,588
Investment Companies	54,804	—	—	54,804
Corporate Bonds And Notes	—	27,339	—	27,339
Non-U.S. Government Agency Asset-Backed Securities	—	6,834	—	6,834
Common Stocks	1,071	—	965	2,036
Warrants	—	2	—	2
Other Equity Interests	—	—	—	—
Short Term Investments	25,154	—	—	25,154
	81,029	1,166,763	965	1,248,757
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(9)	—	(9)
	—	(9)	—	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,670,675	7,885	1,678,560
Senior Floating Rate Instruments	—	65,046	—	65,046
Investment Companies	21,401	—	—	21,401
Common Stocks	5,826	2,940	—	8,766
Preferred Stocks	4,782	—	—	4,782
Non-U.S. Government Agency Asset-Backed Securities	—	2,947	—	2,947
Other Equity Interests	—	—	—	—
Short Term Investments	85,453	—	—	85,453
	117,462	1,741,608	7,885	1,866,955
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	470,982	—	—	470,982
	470,982	—	—	470,982
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	1,029,237	3,516	1,032,753
Government And Agency Obligations	—	717,295	—	717,295
Non-U.S. Government Agency Asset-Backed Securities	—	142,436	—	142,436
Senior Floating Rate Instruments	—	30,199	—	30,199
Short Term Investments	104,316	—	—	104,316
	104,316	1,919,167	3,516	2,026,999
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4,531	—	—	4,531
	4,531	—	—	4,531
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6,735)	—	—	(6,735)
	(6,735)	—	—	(6,735)
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	226	212,759	—	212,985
Investment Companies	6,956	—	—	6,956
Short Term Investments	13,847	253	—	14,100
	21,029	213,012	—	234,041
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	71	—	—	71
Open Forward Foreign Currency Contracts	—	6	—	6
	71	6	—	77
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5)	—	—	(5)
Open Forward Foreign Currency Contracts	—	(62)	—	(62)
	(5)	(62)	—	(67)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	1,309	267,960	3	269,272
Preferred Stocks	8,451	—	—	8,451
Rights	—	—	—	—
Short Term Investments	4,241	275	—	4,516
	14,001	268,235	3	282,239
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	28	—	—	28
Open Forward Foreign Currency Contracts	—	19	—	19
	28	19	—	47
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4)	—	—	(4)
Open Forward Foreign Currency Contracts	—	(31)	—	(31)
	(4)	(31)	—	(35)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	501,726	—	—	501,726
Short Term Investments	4,227	62	—	4,289
	505,953	62	—	506,015
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,661,239	—	—	2,661,239
Short Term Investments	11,640	842	—	12,482
	2,672,879	842	—	2,673,721

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	161	—	—	161
	161	—	—	161
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	242,003	95,236	—	337,239
Corporate Bonds And Notes	—	75,906	—	75,906
Government And Agency Obligations	—	73,979	—	73,979
Non-U.S. Government Agency Asset-Backed Securities	—	13,066	—	13,066
Preferred Stocks	2,488	—	—	2,488
Senior Floating Rate Instruments	—	1,858	—	1,858
Short Term Investments	27,060	68	—	27,128
	271,551	260,113	—	531,664
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	26	—	—	26
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
Open Forward Foreign Currency Contracts	—	—	—	—
	26	2	—	28
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(121)	—	—	(121)
	(121)	—	—	(121)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	6,649,056	—	—	6,649,056
Senior Floating Rate Instruments	—	842,596	—	842,596
Corporate Bonds And Notes	—	756,304	—	756,304
Preferred Stocks	88,671	—	—	88,671
Non-U.S. Government Agency Asset-Backed Securities	—	13,409	—	13,409
Investment Companies	1,313	—	—	1,313
Trust Preferreds	209	—	—	209
Short Term Investments	1,505,780	—	—	1,505,780
	8,245,029	1,612,309	—	9,857,338
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(84,989)	—	(84,989)
	—	(84,989)	—	(84,989)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	11,516,898	298,704	12,459	11,828,061
Short Term Investments	65,325	—	—	65,325
	11,582,223	298,704	12,459	11,893,386
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,527,450	—	3,491	6,530,941
Warrants	635	—	—	635
Short Term Investments	191,182	—	—	191,182
	6,719,267	—	3,491	6,722,758
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	929,771	—	929,771
Non-U.S. Government Agency Asset-Backed Securities	—	504,257	—	504,257
Government And Agency Obligations	—	345,263	—	345,263
Short Term Investments	22,290	23,966	—	46,256
	22,290	1,803,257	—	1,825,547
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,074	—	—	2,074
	2,074	—	—	2,074
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(291)	—	—	(291)
	(291)	—	—	(291)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	605,295	—	605,295
Senior Floating Rate Instruments	—	52,314	—	52,314
Preferred Stocks	4,963	—	—	4,963
Warrants	—	—	4	4
Common Stocks	—	—	3	3
Short Term Investments	43,476	—	—	43,476
	48,439	657,609	7	706,055
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,912,419	12,848	—	4,925,267
Preferred Stocks	19,188	—	—	19,188
Short Term Investments	13,766	—	—	13,766
	4,945,373	12,848	—	4,958,221
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Switzerland	—	228,489	—	228,489
United States of America	224,502	—	—	224,502
China	—	159,187	—	159,187
Canada	156,012	—	—	156,012
Netherlands	97,813	48,234	—	146,047
France	—	131,259	—	131,259
Taiwan	121,586	—	—	121,586
United Kingdom	39,975	77,170	—	117,145
Ireland	113,545	—	—	113,545
India	90,788	—	—	90,788
Sweden	—	83,993	—	83,993
Hong Kong	—	80,375	—	80,375
Denmark	—	77,372	—	77,372
Australia	—	76,151	—	76,151
Argentina	68,416	—	—	68,416
Italy	—	61,398	—	61,398
Japan	—	57,860	—	57,860
Spain	—	53,987	—	53,987
Brazil	34,972	—	—	34,972
Short Term Investments	49,546	—	—	49,546
	997,155	1,135,475	—	2,132,630
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	75,522	—	305	75,827
Other Equity Interests	—	—	7,888	7,888
Corporate Bonds And Notes	—	7,093	—	7,093
Senior Floating Rate Instruments	—	5,491	—	5,491
Investment Companies	2,648	—	—	2,648
Warrants	1,847	—	7	1,854
Preferred Stocks	973	—	—	973
Rights	373	100	350	823
Short Term Investments	5,085	—	—	5,085
	86,448	12,684	8,550	107,682
Liabilities - Securities
Common Stocks	(3,701)	—	—	(3,701)
	(3,701)	—	—	(3,701)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	1,629	—	—	1,629
OTC Purchased Options	—	19	—	19
Open Forward Foreign Currency Contracts	—	551	—	551
OTC Total Return Swap Agreements	—	9,532	37	9,569
	1,629	10,102	37	11,768
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,047)	—	—	(2,047)
OTC Written Options	—	(560)	—	(560)
Open Forward Foreign Currency Contracts	—	(407)	—	(407)
OTC Total Return Swap Agreements	—	(7,040)	—	(7,040)
	(2,047)	(8,007)	—	(10,054)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	6,048,276	241,163	—	6,289,439
Government And Agency Obligations	—	1,611,806	—	1,611,806
Corporate Bonds And Notes	—	1,023,893	—	1,023,893
Non-U.S. Government Agency Asset-Backed Securities	—	239,646	—	239,646
Short Term Investments	866,109	—	—	866,109
	6,914,385	3,116,508	—	10,030,893
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,393	—	—	1,393
	1,393	—	—	1,393
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(329)	—	—	(329)
	(329)	—	—	(329)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,072,280	—	2,072,280
Repurchase Agreements	—	23,200	—	23,200
	—	2,095,480	—	2,095,480
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,554,056	—	—	1,554,056
Preferred Stocks	17,120	—	—	17,120
Short Term Investments	29,837	—	—	29,837
	1,601,013	—	—	1,601,013

1 Unfunded commitments are not reflected in total investments in the Schedule if Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2021

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2021:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	12,255	—	—	(35)	15	—	12,235[3]	(35)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	—	13,774[4]	(13,774)[4]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	7,901	—	—	(23)	10		7,888[5]	(23)

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2021.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2021 except for those noted.

3 The fair value measurements of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.45 – 14.50 (14.475)

4 During the period, the valuations of certain common stocks held in JNL/GQG Emerging Markets Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5 The fair value measurements of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	14.45 – 14.50 (14.475)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.